UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-05028

PIMCO Funds

(Exact name of registrant as specified in charter)

650 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive office)

Trent W. Walker

Treasurer (Principal Financial & Accounting Officer)

PIMCO Funds

650 Newport Center Drive, Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 877-4626

Date of fiscal year end: March 31

Date of reporting period: March 31, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

EXPLANATORY NOTE

The Registrant is filing this Certified Shareholder Report on Form N-CSR in two (2) separate submissions due to file size limitations on EDGAR submissions. This submission provides the information required by Item 1 for a limited number of the Registrant’s reports transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30e-1). The companion submission to this Certified Shareholder Report on Form N-CSR will follow immediately and will provide the information required by Item 1 for the other reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1). Apart from Items 1 and 6, the companion submission will be identical in all material respects to this initial filing.

Item 1.	Reports to Shareholders.

The following are copies of the reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30e-1).

Filed under this submission on Form N-CSR:

●	PIMCO Funds—Asset Allocation Funds
●	PIMCO Funds—Bond Funds
●	PIMCO Funds—Credit Bond Funds
●	PIMCO Funds—Fundamental Index Funds
●	PIMCO Funds—International Bond Funds
●	PIMCO Funds—PIMCO All Asset Fund and PIMCO All Asset All Authority Fund
●	PIMCO Funds—PIMCO CommodityRealReturn Strategy Fund®
●	PIMCO Funds—PIMCO Income Fund
●	PIMCO Funds—PIMCO Low Duration Fund
●	PIMCO Funds—PIMCO Real Return Fund

To be filed under the immediately following companion submission of Form N-CSR:

●	PIMCO Funds—PIMCO Total Return Fund
●	PIMCO Funds—PIMCO TRENDS Managed Futures Strategy Fund
●	PIMCO Funds—Real Return Strategy Funds
●	PIMCO Funds—Short Duration Strategy Funds
●	PIMCO Funds—StocksPLUS® Funds
●	PIMCO Funds—Tax-Efficient Strategy Funds
●	PIMCO Funds—Private Account Portfolio Series
●	PIMCO Funds—PIMCO Investment Grade Corporate Bond Fund
●	PIMCO Funds—PIMCO Unconstrained Bond Fund
●	PIMCO Funds—PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)
●	PIMCO Funds—PIMCO High Yield Fund
●	PIMCO Funds—PIMCO Short-Term Fund
●	PIMCO Funds—PIMCO Emerging Local Bond Fund

PIMCO Funds

Annual Report

March 31, 2018

Asset Allocation Funds

PIMCO Multi-Strategy Alternative Fund

PIMCO REALPATH® 2020 Fund

PIMCO REALPATH® 2025 Fund

PIMCO REALPATH® 2030 Fund

PIMCO REALPATH® 2035 Fund

PIMCO REALPATH® 2040 Fund

PIMCO REALPATH® 2045 Fund

PIMCO REALPATH® 2050 Fund

PIMCO REALPATH® 2055 Fund

PIMCO REALPATH® Income Fund

PIMCO Global Multi-Asset Fund

		Page

Chairman’s Letter		2
Important Information About the Funds		4
Expense Examples		18
Benchmark Descriptions		20
Financial Highlights		22
Statements of Assets and Liabilities		32
Consolidated Statement of Assets and Liabilities		36
Statements of Operations		38
Consolidated Statement of Operations		40
Statements of Changes in Net Assets		41
Consolidated Statements of Changes in Net Assets		44
Notes to Financial Statements		101
Report of Independent Registered Public Accounting Firm		137
Glossary		138
Federal Income Tax Information		139
Management of the Trust		140
Privacy Policy		143

Fund	Fund Summary	Schedule of Investments

PIMCO Multi-Strategy Alternative Fund	7	45
PIMCO REALPATH® 2020 Fund	8	53
PIMCO REALPATH® 2025 Fund	9	57
PIMCO REALPATH® 2030 Fund	10	61
PIMCO REALPATH® 2035 Fund	11	64
PIMCO REALPATH® 2040 Fund	12	67
PIMCO REALPATH® 2045 Fund	13	70
PIMCO REALPATH® 2050 Fund	14	73
PIMCO REALPATH® 2055 Fund	15	76
PIMCO REALPATH® Income Fund	16	79
PIMCO Global Multi-Asset Fund(1)	17	83

(1)	Consolidated Schedule of Investments

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

Following is the PIMCO Funds Annual Report, which covers the 12-month reporting period ended March 31, 2018. On the subsequent pages you will find specific details regarding investment results and a discussion of factors that most affected performance over the reporting period.

For the 12-month reporting period ended March 31, 2018

The U.S. economy continued to expand during the reporting period. Looking back, U.S. gross domestic product (GDP) expanded at an annual pace of 3.1%, 3.2% and 2.9% during the second, third and fourth quarters of 2017, respectively. The Commerce Department’s initial reading — released after the reporting period had ended — showed that first quarter 2018 GDP grew at an annual pace of 2.3%.

The Federal Reserve (Fed) continued to normalize monetary policy during the reporting period. After raising interest rates in March and June 2017, the Fed again raised rates in December, moving the federal funds rate up to a range between 1.25% and 1.50%. In addition, in October 2017, the Fed started to reduce its balance sheet. Finally, at its March 2018 meeting, the Fed again increased rates to a range between 1.50% and 1.75%. The Fed also indicated that it expected to make two additional rate hikes in 2018, although this will be data-dependent.

Economic activity outside the U.S. also accelerated during the reporting period. Regardless, the European Central Bank (ECB) and Bank of Japan maintained their highly accommodative monetary policies. Other central banks took a more hawkish stance. In November 2017, the Bank of England instituted its first rate hike since 2007, and the Bank of Canada raised rates twice during the reporting period. Meanwhile, the ECB indicated that it may pare back its quantitative easing program in 2018.

The U.S. Treasury yield curve flattened during the reporting period, as short-term rates moved up more than their longer-term counterparts. The increase in rates at the short end of the yield curve was mostly due to Fed interest rate hikes. The yield on the benchmark 10-year U.S. Treasury note was 2.74% at the end of the reporting period, up from 2.40% on March 31, 2017. U.S. Treasuries, as measured by the Bloomberg Barclays U.S. Treasury Index, returned 0.43% over the 12 months ended March 31, 2018. Meanwhile the Bloomberg Barclays U.S. Aggregate Bond Index, a widely used index of U.S. investment grade bonds, returned 1.20% over the period. Riskier fixed income asset classes, including high yield corporate bonds and emerging market debt, outperformed the broad U.S. market. While there were periods of volatility, they performed well given overall solid investor demand. The ICE BofAML U.S. High Yield Index returned 3.69% over the reporting period, whereas emerging market external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 3.34% over the reporting period. Emerging market local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 12.99% over the reporting period.

Global equities generally rose over the first 10 months of the period. This rally was driven by a number of factors, including improving global growth, corporate profits that often exceeded expectations and, in the U.S., optimism surrounding the passage of a tax reform bill in December 2017. However, a portion of those gains were given back during the final two months of the period. This was partially due to concerns over less accommodative central bank policies and fears of a trade war. All told, U.S. equities, as represented by the S&P 500 Index, returned 13.99% over the reporting period. Emerging market equities, as measured by the MSCI Emerging Markets Index, returned 24.93% over the period, whereas global equities, as represented by the MSCI World Index, returned 13.59%. Elsewhere, Japanese equities, as represented by the Nikkei 225 Index, returned 15.50% over the reporting period and European equities, as represented by the MSCI Europe Index, returned -0.43%.

Commodity prices fluctuated but generally moved higher during the 12 months ended March 31, 2018. When the reporting period began, crude oil was approximately $51 a barrel. By the end of the period it was roughly $65 a

2	PIMCO ASSET ALLOCATION FUNDS

barrel. This ascent was driven in part by planned and observed production cuts by OPEC and the collapse in Venezuelan oil production, as well as good global growth maintaining demand. Elsewhere, gold and copper prices also moved higher over the reporting period.

Finally, during the reporting period, there were periods of volatility in the foreign exchange markets, possibly due, at least in part, to signs of improving global growth, decoupling central bank policies, and a number of geopolitical events. The U.S. dollar generally weakened against other major currencies over the reporting period. For example, the U.S. dollar fell 15.05%, 12.16% and 4.55% versus the euro, British pound and Japanese yen, respectively, during the 12 months ended March 31, 2018.

Thank you for the assets you have placed with us. We deeply value your trust, and we work diligently to meet your broad investment needs. For any questions regarding your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO. We also invite you to visit our website at www.pimco.com to learn more about our global viewpoints.

Sincerely, Brent R. Harris Chairman of the Board PIMCO Funds May 24, 2018

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

ANNUAL REPORT	MARCH 31, 2018	3

Important Information About the Funds

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO Multi-Strategy Alternative Fund, PIMCO REALPATH® 2020 Fund, PIMCO REALPATH® 2025 Fund, PIMCO REALPATH® 2030 Fund, PIMCO REALPATH® 2035 Fund, PIMCO REALPATH® 2040 Fund, PIMCO REALPATH® 2045 Fund, PIMCO REALPATH® 2050 Fund, PIMCO REALPATH® 2055 Fund, PIMCO REALPATH® Income Fund, and PIMCO Global Multi-Asset Fund (each a “Fund” and collectively, the “Funds”).

The PIMCO Multi-Strategy Alternative Fund may invest its respective assets in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds, or shares of any funds of the PIMCO ETF Trust, an affiliated investment company. The PIMCO REALPATH® Funds and the PIMCO Global Multi-Asset Fund may invest their respective assets in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, except funds of funds. These underlying investments are referred to as “Underlying PIMCO Funds.”

The PIMCO Multi-Strategy Alternative Fund may also invest its respective assets in other affiliated and unaffiliated funds. The PIMCO REALPATH® Funds and the PIMCO Global Multi-Asset Fund also may invest their respective assets in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds. These underlying investments, together with the Underlying PIMCO Funds, are referred to as “Acquired Funds.” The cost of investing in these Funds will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Funds may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the U.S. and many parts of the world, including certain European countries, are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014 and has begun, and may continue, to raise interest rates. To the extent the Fed continues to raise interest rates, there is a risk that rates across the financial system may rise.

Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, a Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Funds may be subject to various risks as described in each Fund’s prospectus and in the Principal Risks in the Notes to Financial Statements.

The PIMCO REALPATH® Funds are designed to provide investors with a comprehensive retirement solution tailored to the time when they expect to retire and plan to start withdrawing money (the “target date”). Each PIMCO REALPATH® Fund follows a target asset allocation schedule that changes over time to help reduce portfolio risk, increasing its exposure to conservative investments as the target date approaches. The principal value of a Fund is not guaranteed at any time, including the target date. A Fund’s shareholders may experience losses, including losses near, at, or after the target year indicated in the PIMCO REALPATH® Fund’s name.

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

On each individual Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. Class C shares are subject to a 1% CDSC, which may apply in the first year. The Cumulative Returns chart reflects only Institutional Class performance. Performance for Class P,

4	PIMCO ASSET ALLOCATION FUNDS

Administrative Class, Class A, Class C and Class R shares, if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The minimum initial investment amount for Institutional Class, Class P and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A and Class C shares is $1,000. There is no minimum initial investment for Class R shares. Each Fund measures its performance against at least one broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance averages of funds that are tracked by Lipper that have the same fund classification. Each benchmark index and Lipper Average does not take into account fees, expenses or taxes. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. There is no assurance that any Fund, including any Fund that has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) a Fund’s total return in excess of that of the Fund’s benchmark between reporting periods or 2) a Fund’s total return in excess of the Fund’s historical returns between reporting periods. Unusual performance is defined as a significant change in a Fund’s performance as compared to one or more previous reporting periods.

The following table discloses the inception dates of each Fund and its respective share classes along with each Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	Class P*	Administrative Class	Class A**	Class C	Class R	Diversification Status
PIMCO Multi-Strategy Alternative Fund	12/30/14	12/30/14	12/30/14	—	12/30/14	—	—	Diversified
PIMCO REALPATH® 2020 Fund	03/31/08	03/31/08	—	06/30/08	03/31/08	—	—	Diversified
PIMCO REALPATH® 2025 Fund	06/30/11	06/30/11	—	06/30/11	06/30/11	—	—	Diversified
PIMCO REALPATH® 2030 Fund	03/31/08	03/31/08	—	06/30/08	03/31/08	—	—	Diversified
PIMCO REALPATH® 2035 Fund	06/30/11	06/30/11	—	06/30/11	06/30/11	—	—	Diversified
PIMCO REALPATH® 2040 Fund	03/31/08	03/31/08	—	06/30/08	03/31/08	—	—	Diversified
PIMCO REALPATH® 2045 Fund	02/29/12	02/29/12	—	02/29/12	02/29/12	—	—	Diversified
PIMCO REALPATH® 2050 Fund	03/31/08	03/31/08	—	06/30/08	03/31/08	—	—	Diversified
PIMCO REALPATH® 2055 Fund	12/31/14	12/31/14	—	12/31/14	12/31/14	—	—	Diversified
PIMCO REALPATH® Income Fund	03/31/08	03/31/08	—	06/30/08	03/31/08	—	—	Diversified
PIMCO Global Multi-Asset Fund	10/29/08	10/29/08	10/29/08	—	10/29/08	10/29/08	10/29/08	Diversified

*	See the Subsequent Events Note in the Notes to Financial Statements for information regarding the name of Class P.
**	Effective March 23, 2018, Class D shares were automatically converted into Class A shares of the same Fund.

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus nor a Fund’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment

ANNUAL REPORT	MARCH 31, 2018	5

Important Information About the Funds (Cont.)

Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Trust files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of each Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. A copy of each Fund’s Form N-Q is also available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Funds’ website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

6	PIMCO ASSET ALLOCATION FUNDS

PIMCO Multi-Strategy Alternative Fund

Institutional Class - PXAIX	Class A - PXAAX
Class P - PXAPX

Cumulative Returns Through March 31, 2018

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Top 10 Holdings as of 03/31/20181§

PIMCO EqS® Long/Short Fund	19.0%
PIMCO TRENDS Managed Futures Strategy Fund	16.9%
PIMCO RAE Worldwide Long/Short PLUS Fund	15.5%
PIMCO Credit Absolute Return Fund	7.2%
PIMCO RealEstateRealReturn Strategy Fund	4.9%
PIMCO Mortgage Opportunities Fund	4.9%
PIMCO Unconstrained Bond Fund	4.8%
U.S. Treasury Notes 2.125% due 12/31/2022	4.5%
Fannie Mae, TBA	2.2%
U.S. Treasury Notes 2.250% due 11/15/2027	2.2%
[1]	% of Investments, at value.

§	Top 10 Holdings and % of Investments exclude securities sold short, financial derivative instruments and short-term instruments, if any.

Average Annual Total Return for the period ended March 31, 2018
	1 Year	Fund Inception (12/30/14)
PIMCO Multi-Strategy Alternative Fund Institutional Class	1.87%	1.90%
PIMCO Multi-Strategy Alternative Fund Class P	1.70%	1.81%
PIMCO Multi-Strategy Alternative Fund Class A	1.44%	1.54%
PIMCO Multi-Strategy Alternative Fund Class A (adjusted)	(2.32)%	0.35%
3 Month USD LIBOR Index	1.38%	0.80%
Lipper Alternative Multi-Strategy Funds Average	1.65%	1.22%	♦

All Fund returns are net of fees and expenses.

♦ Average annual total return since 12/31/2014.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

The Fund’s total annual operating expense ratio in effect as of period end, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), were 1.99% for Institutional Class shares, 2.09% for Class P shares, and 2.39% for Class A shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Multi-Strategy Alternative Fund seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances in multiple alternative strategies, which may be represented by a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, as amended (the “1940 Act”), Fixed Income Instruments, equity securities, forwards or derivatives, such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will invest in such funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»

Allocations to mortgage relative value and credit relative value strategies, achieved primarily through PIMCO Credit Absolute Return Fund and PIMCO Mortgage Opportunities Fund, contributed to performance, as these Underlying PIMCO Funds had positive performance.

»

Allocations to global absolute return fixed income, achieved primarily through the PIMCO Unconstrained Bond Fund and the absolute return fixed income collateral of the PIMCO RAE Worldwide Long/Short PLUS Fund, contributed to performance, as the strategies had positive performance.

»	Allocations to equity long/short strategies, achieved primarily through the PIMCO EqS Long/Short Fund, contributed to performance, as the underlying PIMCO Fund had positive performance.

»	Allocations to managed futures strategies, achieved primarily through the PIMCO TRENDS Managed Futures Strategy, contributed to returns, as the underlying PIMCO Fund had positive returns.

»

Allocations to equity market neutral strategies, via total return swaps that replicate index exposure, detracted from performance, as the long leg of the PIMCO global equity market neutral strategy underperformed the MSCI World Index and the RAE Fundamental US Large Index underperformed the S&P 500 Index.

ANNUAL REPORT	MARCH 31, 2018	7

PIMCO REALPATH® 2020 Fund

Institutional Class - PRWIX	Class A - PTYAX
Administrative Class - PFNAX

Cumulative Returns Through March 31, 2018

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Top 10 Holdings as of 03/31/20181§

PIMCO StocksPLUS® Fund	21.3%
PIMCO Income Fund	13.8%
PIMCO Total Return Fund	9.2%
PIMCO Real Return Fund	7.8%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	5.0%
PIMCO Real Return Asset Fund	5.0%
PIMCO High Yield Fund	4.7%
PIMCO Long-Term Credit Fund	3.7%
PIMCO Long Duration Total Return Fund	3.7%
PIMCO RealEstateRealReturn Strategy Fund	2.9%
[1]	% of Investments, at value.

§	Top 10 Holdings and % of Investments exclude securities sold short, financial derivative instruments and short-term instruments, if any.

Average Annual Total Return for the period ended March 31, 2018
	1 Year	5 Years	10 Years	Fund Inception (03/31/08)
PIMCO REALPATH® 2020 Fund Institutional Class	8.10%	3.88%	4.35%	4.35%
PIMCO REALPATH® 2020 Fund Administrative Class	7.79%	3.61%	4.09%	4.09%
PIMCO REALPATH® 2020 Fund Class A	7.46%	3.35%	3.79%	3.79%
PIMCO REALPATH® 2020 Fund Class A (adjusted)	1.55%	2.19%	3.20%	3.20%
S&P Target Date 2020 Index	7.80%	6.63%	5.77%	5.77%
Lipper Mixed-Asset Target 2020 Funds Average	7.14%	5.32%	4.97%	4.97%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratio in effect as of period end, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), were 1.12% for Institutional Class shares, 1.37% for Administrative Class shares, and 1.57% for Class A shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO REALPATH® 2020 Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, Fixed Income Instruments of varying maturities, equity securities, forwards and derivatives. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds, and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds. The primary difference between PIMCO REALPATH® Funds is their asset allocation, which varies depending on the number of years left until the “self-elected” year of retirement indicated in PIMCO REALPATH® Fund’s name.

The Fund’s long-term asset allocations are based on a “glide path” developed by PIMCO and are based on quantitative and qualitative data relating to various risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement. The Fund’s glide path changes over time, generally becoming more conservative as the Fund approaches the target date. PIMCO may adjust the Fund’s actual asset allocation exposures from the long-term targets specified by the glide path based on PIMCO’s real-time views of perceived risks and opportunities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Exposure to U.S. large market capitalization equities benefited absolute performance, as U.S. large market capitalization equities posted positive returns.

»	Exposure to non-U.S. equities in developed markets benefited absolute performance, as non-U.S. equities in developed markets posted positive returns.

»	Exposure to equities in emerging markets benefited absolute performance, as equities in emerging markets posted positive returns.

»	Exposure to U.S. small market capitalization equities benefited absolute performance, as U.S. small market capitalization equities posted positive returns.

»	Exposure to real estate investment trusts (REITs) detracted from absolute performance, as REITs posted negative returns.

8	PIMCO ASSET ALLOCATION FUNDS

PIMCO REALPATH® 2025 Fund

Institutional Class - PENTX	Class A - PENZX
Administrative Class - PENMX

Cumulative Returns Through March 31, 2018

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Top 10 Holdings as of 03/31/20181§

PIMCO StocksPLUS® Fund	26.0%
PIMCO Income Fund	9.4%
PIMCO Real Return Asset Fund	6.4%
PIMCO Total Return Fund	5.8%
PIMCO Real Return Fund	4.9%
PIMCO Long-Term Credit Fund	4.8%
PIMCO Long Duration Total Return Fund	4.7%
PIMCO High Yield Fund	3.6%
PIMCO RealEstateRealReturn Strategy Fund	3.6%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	3.1%
[1]	% of Investments, at value.

§	Top 10 Holdings and % of Investments exclude securities sold short, financial derivative instruments and short-term instruments, if any.

Average Annual Total Return for the period ended March 31, 2018
	1 Year	5 Years	Fund Inception (06/30/11)
PIMCO REALPATH® 2025 Fund Institutional Class	8.97%	4.34%	4.79%
PIMCO REALPATH® 2025 Fund Administrative Class	8.80%	4.10%	4.54%
PIMCO REALPATH® 2025 Fund Class A	8.45%	3.84%	4.29%
PIMCO REALPATH® 2025 Fund Class A (adjusted)	2.49%	2.67%	3.43%
S&P Target Date 2025 Index	9.03%	7.34%	7.30%
Lipper Mixed-Asset Target 2025 Funds Average	8.65%	6.45%	6.81%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

The Fund’s total annual operating expense ratio in effect as of period end, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), were 1.11% for Institutional Class shares, 1.36% for Administrative Class shares, and 1.56% for Class A shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO REALPATH® 2025 Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, Fixed Income Instruments of varying maturities, equity securities, forwards and derivatives. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds, and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds. The primary difference between PIMCO REALPATH® Funds is their asset allocation, which varies depending on the number of years left until the “self-elected” year of retirement indicated in PIMCO REALPATH® Fund’s name.

The Fund’s long-term asset allocations are based on a “glide path” developed by PIMCO and are based on quantitative and qualitative data relating to various risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement. The Fund’s glide path changes over time, generally becoming more conservative as the Fund approaches the target date. PIMCO may adjust the Fund’s actual asset allocation exposures from the long-term targets specified by the glide path based on PIMCO’s real-time views of perceived risks and opportunities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Exposure to U.S. large market capitalization equities benefited absolute performance, as U.S. large market capitalization equities posted positive returns.

»	Exposure to non-U.S. equities in developed markets benefited absolute performance, as non-U.S. equities in developed markets posted positive returns.

»	Exposure to equities in emerging markets benefited absolute performance, as equities in emerging markets posted positive returns.

»	Exposure to U.S. small market capitalization equities benefited absolute performance, as U.S. small market capitalization equities posted positive returns.

»	Exposure to real estate investment trusts (REITs) detracted from absolute performance, as REITs posted negative returns.

ANNUAL REPORT	MARCH 31, 2018	9

PIMCO REALPATH® 2030 Fund

Institutional Class - PRLIX	Class A - PEHAX
Administrative Class - PNLAX

Cumulative Returns Through March 31, 2018

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Top 10 Holdings as of 03/31/20181§

PIMCO StocksPLUS® Fund	30.5%
PIMCO Income Fund	7.2%
PIMCO Short Asset Investment Fund	7.1%
PIMCO Real Return Asset Fund	5.7%
PIMCO Long-Term Credit Fund	4.3%
PIMCO Long Duration Total Return Fund	4.3%
PIMCO RealEstateRealReturn Strategy Fund	4.3%
PIMCO Total Return Fund	4.2%
PIMCO Real Return Fund	3.6%
PIMCO High Yield Fund	3.0%
[1]	% of Investments, at value.

§	Top 10 Holdings and % of Investments exclude securities sold short, financial derivative instruments and short-term instruments, if any.

Average Annual Total Return for the period ended March 31, 2018
	1 Year	5 Years	10 Years	Fund Inception (03/31/08)
PIMCO REALPATH® 2030 Fund Institutional Class	9.86%	4.99%	4.68%	4.68%
PIMCO REALPATH® 2030 Fund Administrative Class	9.64%	4.72%	4.42%	4.42%
PIMCO REALPATH® 2030 Fund Class A	9.40%	4.48%	4.12%	4.12%
PIMCO REALPATH® 2030 Fund Class A (adjusted)	3.39%	3.30%	3.54%	3.54%
S&P Target Date 2030 Index	10.19%	8.02%	6.39%	6.39%
Lipper Mixed-Asset Target 2030 Funds Average	10.12%	7.17%	5.79%	5.79%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratio in effect as of period end, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), were 1.14% for Institutional Class shares, 1.39% for Administrative Class shares, and 1.59% for Class A shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO REALPATH® 2030 Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, Fixed Income Instruments of varying maturities, equity securities, forwards and derivatives. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds, and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds. The primary difference between PIMCO REALPATH® Funds is their asset allocation, which varies depending on the number of years left until the “self-elected” year of retirement indicated in PIMCO REALPATH® Fund’s name.

The Fund’s long-term asset allocations are based on a “glide path” developed by PIMCO and are based on quantitative and qualitative data relating to various risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement. The Fund’s glide path changes over time, generally becoming more conservative as the Fund approaches the target date. PIMCO may adjust the Fund’s actual asset allocation exposures from the long-term targets specified by the glide path based on PIMCO’s real-time views of perceived risks and opportunities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Exposure to U.S. large market capitalization equities benefited absolute performance, as U.S. large market capitalization equities posted positive returns.

»	Exposure to non-U.S. equities in developed markets benefited absolute performance, as non-U.S. equities in developed markets posted positive returns.

»	Exposure to equities in emerging markets benefited absolute performance, as equities in emerging markets posted positive returns.

»	Exposure to U.S. small market capitalization equities benefited absolute performance, as U.S. small market capitalization equities posted positive returns.

»	Exposure to real estate investment trusts (REITs) detracted from absolute performance, as REITs posted negative returns.

10	PIMCO ASSET ALLOCATION FUNDS

PIMCO REALPATH® 2035 Fund

Institutional Class - PIVIX	Class A - PIVAX
Administrative Class - PIVNX

Cumulative Returns Through March 31, 2018

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Top 10 Holdings as of 03/31/20181§

PIMCO StocksPLUS® Fund	34.5%
PIMCO Short Asset Investment Fund	18.2%
PIMCO Income Fund	5.8%
PIMCO RealEstateRealReturn Strategy Fund	4.8%
PIMCO Real Return Asset Fund	4.1%
PIMCO Total Return Fund	3.1%
PIMCO Long Duration Total Return Fund	3.1%
PIMCO Long-Term Credit Fund	3.1%
PIMCO Real Return Fund	2.7%
PIMCO High Yield Fund	2.6%
[1]	% of Investments, at value.

§	Top 10 Holdings and % of Investments exclude securities sold short, financial derivative instruments and short-term instruments, if any.

Average Annual Total Return for the period ended March 31, 2018
	1 Year	5 Years	Fund Inception (06/30/11)
PIMCO REALPATH® 2035 Fund Institutional Class	10.53%	5.32%	5.68%
PIMCO REALPATH® 2035 Fund Administrative Class	10.12%	5.04%	5.39%
PIMCO REALPATH® 2035 Fund Class A	9.96%	4.78%	5.16%
PIMCO REALPATH® 2035 Fund Class A (adjusted)	3.89%	3.59%	4.28%
S&P Target Date 2035 Index	11.31%	8.64%	8.35%
Lipper Mixed-Asset Target 2035 Funds Average	11.74%	8.13%	7.98%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

The Fund’s total annual operating expense ratio in effect as of period end, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), were 1.11% for Institutional Class shares, 1.36% for Administrative Class shares, and 1.56% for Class A shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO REALPATH® 2035 Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, Fixed Income Instruments of varying maturities, equity securities, forwards and derivatives. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds, and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds. The primary difference between PIMCO REALPATH® Funds is their asset allocation, which varies depending on the number of years left until the “self-elected” year of retirement indicated in PIMCO REALPATH® Fund’s name.

The Fund’s long-term asset allocations are based on a “glide path” developed by PIMCO and are based on quantitative and qualitative data relating to various risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement. The Fund’s glide path changes over time, generally becoming more conservative as the Fund approaches the target date. PIMCO may adjust the Fund’s actual asset allocation exposures from the long-term targets specified by the glide path based on PIMCO’s real-time views of perceived risks and opportunities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Exposure to U.S. large market capitalization equities benefited absolute performance, as U.S. large market capitalization equities posted positive returns.

»	Exposure to non-U.S. equities in developed markets benefited absolute performance, as non-U.S. equities in developed markets posted positive returns.

»	Exposure to equities in emerging markets benefited absolute performance, as equities in emerging markets posted positive returns.

»	Exposure to U.S. small market capitalization equities benefited absolute performance, as U.S. small market capitalization equities posted positive returns.

»	Exposure to real estate investment trusts (REITs) detracted from absolute performance, as REITs posted negative returns.

ANNUAL REPORT	MARCH 31, 2018	11

PIMCO REALPATH® 2040 Fund

Institutional Class - PROIX	Class A - POFAX
Administrative Class - PEOAX

Cumulative Returns Through March 31, 2018

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Top 10 Holdings as of 03/31/20181§

PIMCO StocksPLUS® Fund	38.5%
PIMCO Short Asset Investment Fund	16.8%
PIMCO RealEstateRealReturn Strategy Fund	5.4%
PIMCO Income Fund	4.5%
PIMCO Real Return Asset Fund	2.9%
PIMCO Total Return Fund	2.3%
PIMCO High Yield Fund	2.2%
PIMCO Long-Term Credit Fund	2.2%
PIMCO Long Duration Total Return Fund	2.1%
PIMCO CommodityRealReturn Strategy Fund®	2.0%
[1]	% of Investments, at value.

§	Top 10 Holdings and % of Investments exclude securities sold short, financial derivative instruments and short-term instruments, if any.

Average Annual Total Return for the period ended March 31, 2018
	1 Year	5 Years	10 Years	Fund Inception (03/31/08)
PIMCO REALPATH® 2040 Fund Institutional Class	10.91%	5.41%	5.21%	5.21%
PIMCO REALPATH® 2040 Fund Administrative Class	10.68%	5.16%	4.96%	4.96%
PIMCO REALPATH® 2040 Fund Class A	10.50%	4.92%	4.68%	4.68%
PIMCO REALPATH® 2040 Fund Class A (adjusted)	4.47%	3.74%	4.09%	4.09%
S&P Target Date 2040 Index	12.07%	9.07%	6.83%	6.83%
Lipper Mixed-Asset Target 2040 Funds Average	12.25%	8.25%	6.27%	6.27%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratio in effect as of period end, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), were 1.11% for Institutional Class shares, 1.36% for Administrative Class shares, and 1.56% for Class A shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO REALPATH® 2040 Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, Fixed Income Instruments of varying maturities, equity securities, forwards and derivatives. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds, and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds. The primary difference between PIMCO REALPATH® Funds is their asset allocation, which varies depending on the number of years left until the “self-elected” year of retirement indicated in PIMCO REALPATH® Fund’s name.

The Fund’s long-term asset allocations are based on a “glide path” developed by PIMCO and are based on quantitative and qualitative data relating to various risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement. The Fund’s glide path changes over time, generally becoming more conservative as the Fund approaches the target date. PIMCO may adjust the Fund’s actual asset allocation exposures from the long-term targets specified by the glide path based on PIMCO’s real-time views of perceived risks and opportunities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Exposure to U.S. large market capitalization equities benefited absolute performance, as U.S. large market capitalization equities posted positive returns.

»	Exposure to non-U.S. equities in developed markets benefited absolute performance, as non-U.S. equities in developed markets posted positive returns.

»	Exposure to equities in emerging markets benefited absolute performance, as equities in emerging markets posted positive returns.

»	Exposure to U.S. small market capitalization equities benefited absolute performance, as U.S. small market capitalization equities posted positive returns.

»	Exposure to real estate investment trusts (REITs) detracted from absolute performance, as REITs posted negative returns.

12	PIMCO ASSET ALLOCATION FUNDS

PIMCO REALPATH® 2045 Fund

Institutional Class - PFZIX	Class A - PFZAX
Administrative Class - PFZMX

Cumulative Returns Through March 31, 2018

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Top 10 Holdings as of 03/31/20181§

PIMCO StocksPLUS® Fund	40.9%
PIMCO Short Asset Investment Fund	24.4%
PIMCO RealEstateRealReturn Strategy Fund	5.7%
PIMCO Income Fund	3.2%
PIMCO Real Return Asset Fund	2.2%
PIMCO CommodityRealReturn Strategy Fund®	1.9%
PIMCO Long Duration Total Return Fund	1.7%
PIMCO Long-Term Credit Fund	1.7%
PIMCO Total Return Fund	1.6%
PIMCO High Yield Fund	1.6%
[1]	% of Investments, at value.

§	Top 10 Holdings and % of Investments exclude securities sold short, financial derivative instruments and short-term instruments, if any.

Average Annual Total Return for the period ended March 31, 2018
	1 Year	5 Years	Fund Inception (02/29/12)
PIMCO REALPATH® 2045 Fund Institutional Class	11.21%	5.49%	6.65%
PIMCO REALPATH® 2045 Fund Administrative Class	10.87%	5.23%	6.39%
PIMCO REALPATH® 2045 Fund Class A	10.69%	4.98%	6.14%
PIMCO REALPATH® 2045 Fund Class A (adjusted)	4.56%	3.80%	5.16%
S&P Target Date 2045 Index	12.50%	9.38%	9.87%
Lipper Mixed-Asset Target 2045 Funds Average	13.10%	8.84%	9.32%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

The Fund’s total annual operating expense ratio in effect as of period end, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), were 1.10% for Institutional Class shares, 1.35% for Administrative Class shares, and 1.55% for Class A shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO REALPATH® 2045 Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, Fixed Income Instruments of varying maturities, equity securities, forwards and derivatives. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds, and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds. The primary difference between PIMCO REALPATH® Funds is their asset allocation, which varies depending on the number of years left until the “self-elected” year of retirement indicated in PIMCO REALPATH® Fund’s name.

The Fund’s long-term asset allocations are based on a “glide path” developed by PIMCO and are based on quantitative and qualitative data relating to various risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement. The Fund’s glide path changes over time, generally becoming more conservative as the Fund approaches the target date. PIMCO may adjust the Fund’s actual asset allocation exposures from the long-term targets specified by the glide path based on PIMCO’s real-time views of perceived risks and opportunities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Exposure to U.S. large market capitalization equities benefited absolute performance, as U.S. large market capitalization equities posted positive returns.

»	Exposure to non-U.S. equities in developed markets benefited absolute performance, as non-U.S. equities in developed markets posted positive returns.

»	Exposure to equities in emerging markets benefited absolute performance, as equities in emerging markets posted positive returns.

»	Exposure to U.S. small market capitalization equities benefited absolute performance, as U.S. small market capitalization equities posted positive returns.

»	Exposure to real estate investment trusts (REITs) detracted from absolute performance, as REITs posted negative returns.

ANNUAL REPORT	MARCH 31, 2018	13

PIMCO REALPATH® 2050 Fund

Institutional Class - PRMIX	Class A - PFYAX
Administrative Class - POTAX

Cumulative Returns Through March 31, 2018

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Top 10 Holdings as of 03/31/20181§

PIMCO StocksPLUS® Fund	42.3%
PIMCO Short Asset Investment Fund	22.9%
PIMCO RealEstateRealReturn Strategy Fund	5.9%
PIMCO Income Fund	2.3%
PIMCO Real Return Asset Fund	2.0%
PIMCO CommodityRealReturn Strategy Fund®	2.0%
PIMCO Long-Term Credit Fund	1.5%
PIMCO Long Duration Total Return Fund	1.5%
PIMCO High Yield Fund	1.2%
PIMCO Total Return Fund	1.2%
[1]	% of Investments, at value.

§	Top 10 Holdings and % of Investments exclude securities sold short, financial derivative instruments and short-term instruments, if any.

Average Annual Total Return for the period ended March 31, 2018
	1 Year	5 Years	10 Years	Fund Inception (03/31/08)
PIMCO REALPATH® 2050 Fund Institutional Class	11.06%	5.55%	5.33%	5.33%
PIMCO REALPATH® 2050 Fund Administrative Class	10.91%	5.31%	5.07%	5.07%
PIMCO REALPATH® 2050 Fund Class A	10.80%	5.10%	4.81%	4.81%
PIMCO REALPATH® 2050 Fund Class A (adjusted)	4.71%	3.92%	4.22%	4.22%
S&P Target Date 2050 Index	12.83%	9.68%	7.05%	7.05%
Lipper Mixed-Asset Target 2050 Funds Average	12.76%	8.69%	6.53%	6.53%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratio in effect as of period end, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), were 1.10% for Institutional Class shares, 1.35% for Administrative Class shares, and 1.55% for Class A shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO REALPATH® 2050 Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, Fixed Income Instruments of varying maturities, equity securities, forwards and derivatives. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private sector entities. The Fund may invest in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds, and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds. The primary difference between PIMCO REALPATH® Funds is their asset allocation, which varies depending on the number of years left until the “self-elected” year of retirement indicated in PIMCO REALPATH® Fund’s name.

The Fund’s long-term asset allocations are based on a “glide path” developed by PIMCO and are based on quantitative and qualitative data relating to various risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement. The Fund’s glide path changes over time, generally becoming more conservative as the Fund approaches the target date. PIMCO may adjust the Fund’s actual asset allocation exposures from the long-term targets specified by the glide path based on PIMCO’s real-time views of perceived risks and opportunities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Exposure to U.S. large market capitalization equities benefited absolute performance, as U.S. large market capitalization equities posted positive returns.

»	Exposure to non-U.S. equities in developed markets benefited absolute performance, as non-U.S. equities in developed markets posted positive returns.

»	Exposure to equities in emerging markets benefited absolute performance, as equities in emerging markets posted positive returns.

»	Exposure to U.S. small market capitalization equities benefited absolute performance, as U.S. small market capitalization equities posted positive returns.

»	Exposure to real estate investment trusts (REITs) detracted from absolute performance, as REITs posted negative returns.

14	PIMCO ASSET ALLOCATION FUNDS

PIMCO REALPATH® 2055 Fund

Institutional Class - PRQIX	Class A - PQRAX
Administrative Class - PQRZX

Cumulative Returns Through March 31, 2018

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Top 10 Holdings as of 03/31/20181§

PIMCO StocksPLUS® Fund	42.6%
PIMCO Short Asset Investment Fund	8.8%
PIMCO RealEstateRealReturn Strategy Fund	5.9%
PIMCO Income Fund	2.4%
PIMCO CommodityRealReturn Strategy Fund®	2.1%
PIMCO Real Return Asset Fund	2.0%
PIMCO Long Duration Total Return Fund	1.5%
PIMCO Long-Term Credit Fund	1.5%
PIMCO High Yield Fund	1.2%
PIMCO Total Return Fund	1.2%
[1]	% of Investments, at value.

§	Top 10 Holdings and % of Investments exclude securities sold short, financial derivative instruments and short-term instruments, if any.

Average Annual Total Return for the period ended March 31, 2018
	1 Year	Fund Inception (12/31/14)
PIMCO REALPATH® 2055 Fund Institutional Class	11.39%	6.32%
PIMCO REALPATH® 2055 Fund Administrative Class	11.09%	6.07%
PIMCO REALPATH® 2055 Fund Class A	10.86%	5.83%
PIMCO REALPATH® 2055 Fund Class A (adjusted)	4.73%	4.01%
S&P Target Date 2055+ Index	13.00%	8.55%
Lipper Mixed-Asset Target 2055+ Funds Average	13.57%	7.92%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

The Fund’s total annual operating expense ratio in effect as of period end, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), were 1.10% for Institutional Class shares, 1.35% for Administrative Class shares, and 1.55% for Class A shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO REALPATH® 2055 Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, Fixed Income Instruments of varying maturities, equity securities, forwards and derivatives. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds, and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds. The primary difference between PIMCO REALPATH® Funds is their asset allocation, which varies depending on the number of years left until the “self-elected” year of retirement indicated in PIMCO REALPATH® Fund’s name.

The Fund’s long-term asset allocations are based on a “glide path” developed by PIMCO and are based on quantitative and qualitative data relating to various risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement. The Fund’s glide path changes over time, generally becoming more conservative as the Fund approaches the target date. PIMCO may adjust the Fund’s actual asset allocation exposures from the long-term targets specified by the glide path based on PIMCO’s real-time views of perceived risks and opportunities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Exposure to U.S. large market capitalization equities benefited absolute performance, as U.S. large market capitalization equities posted positive returns.

»	Exposure to non-U.S. equities in developed markets benefited absolute performance, as non-U.S. equities in developed markets posted positive returns.

»	Exposure to equities in emerging markets benefited absolute performance, as equities in emerging markets posted positive returns.

»	Exposure to U.S. small market capitalization equities benefited absolute performance, as U.S. small market capitalization equities posted positive returns.

»	Exposure to real estate investment trusts (REITs) detracted from absolute performance, as REITs posted negative returns.

ANNUAL REPORT	MARCH 31, 2018	15

PIMCO REALPATH® Income Fund

Institutional Class - PRIEX	Class A - PTNAX
Administrative Class - PRNAX

Cumulative Returns Through March 31, 2018

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Top 10 Holdings as of 03/31/20181§

PIMCO StocksPLUS® Fund	18.9%
PIMCO Income Fund	15.7%
PIMCO Total Return Fund	10.7%
PIMCO Real Return Fund	9.1%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	5.8%
PIMCO High Yield Fund	4.9%
PIMCO Real Return Asset Fund	4.0%
PIMCO Long-Term Credit Fund	3.0%
PIMCO Long Duration Total Return Fund	3.0%
PIMCO RealEstateRealReturn Strategy Fund	2.6%
[1]	% of Investments, at value.

§	Top 10 Holdings and % of Investments exclude securities sold short, financial derivative instruments and short-term instruments, if any.

Average Annual Total Return for the period ended March 31, 2018
	1 Year	5 Years	10 Years	Fund Inception (03/31/08)
PIMCO REALPATH® Income Fund Institutional Class	7.61%	3.88%	4.82%	4.82%
PIMCO REALPATH® Income Fund Administrative Class	7.32%	3.60%	4.55%	4.55%
PIMCO REALPATH® Income Fund Class A	7.22%	3.39%	4.29%	4.29%
PIMCO REALPATH® Income Fund Class A (adjusted)	1.34%	2.22%	3.70%	3.70%
S&P Target Date Retirement Income Index	5.35%	4.13%	4.27%	4.27%
Lipper Mixed-Asset Target Today Funds Average	5.04%	3.62%	4.20%	4.20%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratio in effect as of period end, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), were 1.07% for Institutional Class shares, 1.32% for Administrative Class shares, and 1.52% for Class A shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO REALPATH® Income Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, Fixed Income Instruments of varying maturities, equity securities, forwards and derivatives. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds, and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds. Unlike the other PIMCO REALPATH® Funds, the Fund does not include a “self-elected” year of retirement in its name because the Fund is managed for shareholders who are retired or about to retire soon and are more focused on preservation of capital and withdrawing portions of their investments.

The Fund’s long-term asset allocations are based on a “glide path” developed by PIMCO and are based on quantitative and qualitative data relating to various risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement. The Fund’s glide path changes over time, generally becoming more conservative as the Fund approaches the target date. PIMCO may adjust the Fund’s actual asset allocation exposures from the long-term targets specified by the glide path based on PIMCO’s real-time views of perceived risks and opportunities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Exposure to U.S. large market capitalization equities benefited absolute performance, as U.S. large market capitalization equities posted positive returns.

»	Exposure to non-U.S. equities in developed markets benefited absolute performance, as non-U.S. equities in developed markets posted positive returns.

»	Exposure to equities in emerging markets benefited absolute performance, as equities in emerging markets posted positive returns.

»	Exposure to U.S. high yield credit benefited absolute performance, as U.S. high yield credit posted positive returns.

»	Exposure to real estate investment trusts (REITs) detracted from absolute performance, as REITs posted negative returns.

16	PIMCO ASSET ALLOCATION FUNDS

PIMCO Global Multi-Asset Fund

Institutional Class - PGAIX	Class C - PGMCX
Class P - PGAPX	Class R - PGMRX
Class A - PGMAX

Cumulative Returns Through March 31, 2018

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 03/31/2018†§

U.S. Government Agencies	23.7%
U.S. Treasury Obligations	19.1%
Mutual Funds	14.2%
Short-Term Instruments‡	13.0%
Sovereign Issues	12.7%
Corporate Bonds & Notes	6.9%
Common Stocks	3.6%
Exchange-Traded Funds	2.9%
Asset-Backed Securities	1.7%
Real Estate Investment Trusts	1.7%
Other	0.5%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended March 31, 2018
	1 Year	5 Years	Fund Inception (10/29/08)
PIMCO Global Multi-Asset Fund Institutional Class	8.67%	3.15%	5.85%
PIMCO Global Multi-Asset Fund Class P	8.59%	3.06%	5.75%
PIMCO Global Multi-Asset Fund Class A	8.21%	2.57%	5.25%
PIMCO Global Multi-Asset Fund Class A (adjusted)	2.25%	1.43%	4.83%
PIMCO Global Multi-Asset Fund Class C	7.39%	1.81%	4.47%
PIMCO Global Multi-Asset Fund Class C (adjusted)	6.39%	1.81%	4.47%
PIMCO Global Multi-Asset Fund R	7.93%	2.33%	4.98%
60% MSCI All Country World Index/40% Bloomberg Barclays Global Aggregate USD Hedged	9.84%	6.78%	8.70%
MSCI All Country World Index	14.85%	9.20%	11.23%
Lipper Alternative Global Macro Funds Average	4.89%	2.17%	5.75%	♦

All Fund returns are net of fees and expenses.

♦ Average annual total return since 10/31/2008.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

The Fund’s total annual operating expense ratio in effect as of period end, which includes the Acquired Fund Fees and Expenses (Commodity Subsidiary and Underlying PIMCO Fund Expenses), were 1.32% for Institutional Class shares, 1.42% for Class P shares, 1.77% for Class A shares, 2.52% for Class C shares, and 2.02% for Class R shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Global Multi-Asset Fund seeks total return which exceeds that of a blend of 60% MSCI All Country World Index/40% Bloomberg Barclays Global Aggregate Index (USD Hedged) by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, as amended, Fixed Income Instruments, equity securities, forwards and derivatives. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	An overweight exposure to securitized debt, specifically non-agency mortgage-backed securities (MBS), added to relative performance, as these securities generally gained value.

»	An overweight exposure to Japanese equities added to relative performance, as these securities generally gained value.

»	Commodities contributed to relative performance, as commodity option strategies added to performance.

»	Positioning within U.S. duration instruments, specifically an underweight position in instruments in the 10-20 year part of the U.S. Treasury yield curve, added to relative performance.

»	Positioning within U.S. equities detracted from relative performance.

»

Emerging markets currencies, specifically an overweight position in the Argentine peso and underweight position in the Czech Republic koruna, detracted from relative performance, as the peso depreciated and the koruna appreciated.

ANNUAL REPORT	MARCH 31, 2018	17

Expense Examples

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from October 1, 2017 to March 31, 2018 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any Acquired Fund Fees and Expenses or transactional costs, such as sales charges (loads) on purchase payments and exchange fees, if any. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (10/01/17)	Ending Account Value (03/31/18)	Expenses Paid During Period*	Beginning Account Value (10/01/17)	Ending Account Value (03/31/18)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO Multi-Strategy Alternative Fund
Institutional Class	$1,000.00	$1,009.50	$1.80	$1,000.00	$1,023.14	$1.82	0.36%
Class P	1,000.00	1,008.80	2.30	1,000.00	1,022.64	2.32	0.46
Class A	1,000.00	1,007.20	3.80	1,000.00	1,021.14	3.83	0.76
PIMCO REALPATH® 2020 Fund
Institutional Class	$1,000.00	$1,024.90	$0.81	$1,000.00	$1,024.13	$0.81	0.16%
Administrative Class	1,000.00	1,023.10	2.07	1,000.00	1,022.89	2.07	0.41
Class A	1,000.00	1,021.30	3.07	1,000.00	1,021.89	3.07	0.61
PIMCO REALPATH® 2025 Fund
Institutional Class	$1,000.00	$1,027.00	$1.01	$1,000.00	$1,023.93	$1.01	0.20%
Administrative Class	1,000.00	1,026.50	2.27	1,000.00	1,022.69	2.27	0.45
Class A	1,000.00	1,024.70	3.28	1,000.00	1,021.69	3.28	0.65
PIMCO REALPATH® 2030 Fund
Institutional Class	$1,000.00	$1,030.20	$1.21	$1,000.00	$1,023.73	$1.21	0.24%
Administrative Class	1,000.00	1,029.20	2.48	1,000.00	1,022.49	2.47	0.49
Class A	1,000.00	1,029.30	3.49	1,000.00	1,021.49	3.48	0.69

18	PIMCO ASSET ALLOCATION FUNDS

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (10/01/17)	Ending Account Value (03/31/18)	Expenses Paid During Period*	Beginning Account Value (10/01/17)	Ending Account Value (03/31/18)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO REALPATH® 2035 Fund
Institutional Class	$1,000.00	$1,033.20	$1.37	$1,000.00	$1,023.59	$1.36	0.27%
Administrative Class	1,000.00	1,031.40	2.63	1,000.00	1,022.34	2.62	0.52
Class A	1,000.00	1,030.00	3.64	1,000.00	1,021.34	3.63	0.72
PIMCO REALPATH® 2040 Fund
Institutional Class	$1,000.00	$1,035.30	$1.42	$1,000.00	$1,023.54	$1.41	0.28%
Administrative Class	1,000.00	1,034.20	2.69	1,000.00	1,022.29	2.67	0.53
Class A	1,000.00	1,033.40	3.70	1,000.00	1,021.29	3.68	0.73
PIMCO REALPATH® 2045 Fund
Institutional Class	$1,000.00	$1,036.80	$1.57	$1,000.00	$1,023.39	$1.56	0.31%
Administrative Class	1,000.00	1,035.30	2.94	1,000.00	1,022.04	2.92	0.58
Class A	1,000.00	1,035.00	3.75	1,000.00	1,021.24	3.73	0.74
PIMCO REALPATH® 2050 Fund
Institutional Class	$1,000.00	$1,036.00	$1.47	$1,000.00	$1,023.49	$1.46	0.29%
Administrative Class	1,000.00	1,035.30	2.74	1,000.00	1,022.24	2.72	0.54
Class A	1,000.00	1,034.30	3.91	1,000.00	1,021.09	3.91	0.77
PIMCO REALPATH® 2055 Fund
Institutional Class	$1,000.00	$1,036.50	$1.62	$1,000.00	$1,023.34	$1.61	0.32%
Administrative Class	1,000.00	1,036.00	2.89	1,000.00	1,022.09	2.87	0.57
Class A	1,000.00	1,034.30	3.91	1,000.00	1,021.09	3.88	0.77
PIMCO REALPATH® Income Fund
Institutional Class	$1,000.00	$1,023.40	$0.66	$1,000.00	$1,024.28	$0.66	0.13%
Administrative Class	1,000.00	1,020.50	1.91	1,000.00	1,023.04	1.92	0.38
Class A	1,000.00	1,020.60	2.92	1,000.00	1,022.04	2.92	0.58
PIMCO Global Multi-Asset Fund (Consolidated)
Institutional Class	$1,000.00	$1,023.50	$5.25	$1,000.00	$1,019.75	$5.24	1.04%
Class P	1,000.00	1,023.00	5.85	1,000.00	1,019.15	5.84	1.16
Class A	1,000.00	1,020.60	7.56	1,000.00	1,017.45	7.54	1.50
Class C	1,000.00	1,016.60	11.31	1,000.00	1,013.71	11.30	2.25
Class R	1,000.00	1,019.60	8.81	1,000.00	1,016.21	8.80	1.75

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

ANNUAL REPORT	MARCH 31, 2018	19

Benchmark Descriptions

Index*	Benchmark Description

3 Month USD LIBOR Index	The 3 Month USD LIBOR (London Interbank Offered Rate) Index is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market.

60% MSCI All Country World Index/40% Bloomberg Barclays Global Aggregate USD Hedged	The benchmark is a blend of 60% MSCI All Country World Index/40% Bloomberg Barclays Global Aggregate USD Hedged. The MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The Index consists of 46 country indices comprising 23 developed and 23 emerging market country indices. Bloomberg Barclays Global Aggregate (USD Hedged) Index provides a broad-based measure of the global investment-grade fixed income markets. The three major components of this index are the U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices. The index also includes Eurodollar and Euro-Yen corporate bonds, Canadian Government securities, and USD investment grade 144A securities.

MSCI All Country World Index	The MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The Index consists of 46 country indices comprising 23 developed and 23 emerging market country indices.

S&P Target Date 2020 Index	The S&P Target Date Index Series is comprised of eleven multi-asset class indices, each corresponding to a particular target retirement date. Each index provides varying levels of exposure to each asset class. Each target date allocation is created and retired according to a pre-determined schedule related to the respective target date, as indicated in the index name, and is based on market observations through an annual survey of target date fund managers.

S&P Target Date 2025 Index	The S&P Target Date Index Series is comprised of eleven multi-asset class indices, each corresponding to a particular target retirement date. Each index provides varying levels of exposure to each asset class. Each target date allocation is created and retired according to a pre-determined schedule related to the respective target date, as indicated in the index name, and is based on market observations through an annual survey of target date fund managers.

S&P Target Date 2030 Index	The S&P Target Date Index Series is comprised of eleven multi-asset class indices, each corresponding to a particular target retirement date. Each index provides varying levels of exposure to each asset class. Each target date allocation is created and retired according to a pre-determined schedule related to the respective target date, as indicated in the index name, and is based on market observations through an annual survey of target date fund managers.

S&P Target Date 2035 Index	The S&P Target Date Index Series is comprised of eleven multi-asset class indices, each corresponding to a particular target retirement date. Each index provides varying levels of exposure to each asset class. Each target date allocation is created and retired according to a pre-determined schedule related to the respective target date, as indicated in the index name, and is based on market observations through an annual survey of target date fund managers.

S&P Target Date 2040 Index	The S&P Target Date Index Series is comprised of eleven multi-asset class indices, each corresponding to a particular target retirement date. Each index provides varying levels of exposure to each asset class. Each target date allocation is created and retired according to a pre-determined schedule related to the respective target date, as indicated in the index name, and is based on market observations through an annual survey of target date fund managers.

S&P Target Date 2045 Index	The S&P Target Date Index Series is comprised of eleven multi-asset class indices, each corresponding to a particular target retirement date. Each index provides varying levels of exposure to each asset class. Each target date allocation is created and retired according to a pre-determined schedule related to the respective target date, as indicated in the index name, and is based on market observations through an annual survey of target date fund managers.

S&P Target Date 2050 Index	The S&P Target Date Index Series is comprised of eleven multi-asset class indices, each corresponding to a particular target retirement date. Each index provides varying levels of exposure to each asset class. Each target date allocation is created and retired according to a pre-determined schedule related to the respective target date, as indicated in the index name, and is based on market observations through an annual survey of target date fund managers.

20	PIMCO ASSET ALLOCATION FUNDS

Index*	Benchmark Description

S&P Target Date 2055+ Index	The S&P Target Date Index Series is comprised of eleven multi-asset class indices, each corresponding to a particular target retirement date. Each index provides varying levels of exposure to each asset class. Each target date allocation is created and retired according to a pre-determined schedule related to the respective target date, as indicated in the index name, and is based on market observations through an annual survey of target date fund managers.

S&P Target Date Retirement Income Index	The S&P Target Date Index Series is comprised of eleven multi-asset class indices, each corresponding to a particular target retirement date. Each index provides varying levels of exposure to each asset class. Each target date allocation is created and retired according to a pre-determined schedule related to the respective target date, as indicated in the index name, and is based on market observations through an annual survey of target date fund managers.

*	It is not possible to invest directly in an unmanaged index.

ANNUAL REPORT	MARCH 31, 2018	21

Financial Highlights

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Multi-Strategy Alternative Fund
Institutional Class
03/31/2018	$9.82	$0.33	$(0.14)	$0.19	$(0.17)	$0.00	$(0.05)	$(0.22)
03/31/2017	9.72	0.28	0.24	0.52	(0.40)	0.00	(0.02)	(0.42)
03/31/2016	10.05	0.28	(0.43)	(0.15)	(0.18)	0.00	0.00	(0.18)
12/30/2014 - 03/31/2015	10.00	0.03	0.02	0.05	0.00	0.00	0.00	0.00
Class P
03/31/2018	9.82	0.32	(0.15)	0.17	(0.16)	0.00	(0.05)	(0.21)
03/31/2017	9.72	0.26	0.26	0.52	(0.40)	0.00	(0.02)	(0.42)
03/31/2016	10.06	0.27	(0.44)	(0.17)	(0.17)	0.00	0.00	(0.17)
12/30/2014 - 03/31/2015	10.00	0.02	0.04	0.06	0.00	0.00	0.00	0.00
Class A
03/31/2018	9.87	0.27	(0.12)	0.15	(0.14)	0.00	(0.05)	(0.19)
03/31/2017	9.78	0.23	0.25	0.48	(0.37)	0.00	(0.02)	(0.39)
03/31/2016	10.06	0.17	(0.36)	(0.19)	(0.09)	0.00	0.00	(0.09)
12/30/2014 - 03/31/2015	10.00	0.03	0.03	0.06	0.00	0.00	0.00	0.00

PIMCO REALPATH® 2020 Fund
Institutional Class
03/31/2018	$8.10	$0.17	$0.48	$0.65	$(0.80)	$0.00	$0.00	$(0.80)
03/31/2017	7.58	0.19	0.52	0.71	(0.19)	0.00	0.00	(0.19)
03/31/2016	8.29	0.30	(0.66)	(0.36)	(0.29)	(0.06)	0.00	(0.35)
03/31/2015	8.33	0.39	0.06	0.45	(0.40)	(0.09)	0.00	(0.49)
03/31/2014	8.47	0.25	(0.15)	0.10	(0.23)	0.00	(0.01)	(0.24)
Administrative Class
03/31/2018	8.29	0.17	0.47	0.64	(0.77)	0.00	0.00	(0.77)
03/31/2017	7.75	0.17	0.54	0.71	(0.17)	0.00	0.00	(0.17)
03/31/2016	8.47	0.27	(0.66)	(0.39)	(0.27)	(0.06)	0.00	(0.33)
03/31/2015	8.50	0.36	0.08	0.44	(0.38)	(0.09)	0.00	(0.47)
03/31/2014	8.64	0.24	(0.16)	0.08	(0.20)	0.00	(0.02)	(0.22)
Class A
03/31/2018	8.08	0.14	0.46	0.60	(0.76)	0.00	0.00	(0.76)
03/31/2017	7.55	0.15	0.53	0.68	(0.15)	0.00	0.00	(0.15)
03/31/2016	8.27	0.27	(0.68)	(0.41)	(0.25)	(0.06)	0.00	(0.31)
03/31/2015	8.31	0.33	0.08	0.41	(0.36)	(0.09)	0.00	(0.45)
03/31/2014	8.46	0.21	(0.16)	0.05	(0.19)	0.00	(0.01)	(0.20)

PIMCO REALPATH® 2025 Fund
Institutional Class
03/31/2018	$9.79	$0.19	$0.69	$0.88	$(1.30)	$0.00	$0.00	$(1.30)
03/31/2017	9.17	0.21	0.74	0.95	(0.33)	0.00	0.00	(0.33)
03/31/2016	10.01	0.36	(0.85)	(0.49)	(0.35)	0.00	0.00	(0.35)
03/31/2015	10.19	0.55	0.01	0.56	(0.54)	(0.16)	(0.04)	(0.74)
03/31/2014	10.29	0.34	(0.12)	0.22	(0.32)	0.00	0.00	(0.32)
Administrative Class
03/31/2018	9.78	0.18	0.68	0.86	(1.26)	0.00	0.00	(1.26)
03/31/2017	9.17	0.18	0.74	0.92	(0.31)	0.00	0.00	(0.31)
03/31/2016	10.01	0.34	(0.86)	(0.52)	(0.32)	0.00	0.00	(0.32)
03/31/2015	10.19	0.49	0.05	0.54	(0.52)	(0.16)	(0.04)	(0.72)
03/31/2014	10.29	0.32	(0.13)	0.19	(0.29)	0.00	0.00	(0.29)
Class A
03/31/2018	9.80	0.14	0.69	0.83	(1.26)	0.00	0.00	(1.26)
03/31/2017	9.19	0.17	0.73	0.90	(0.29)	0.00	0.00	(0.29)
03/31/2016	10.04	0.32	(0.87)	(0.55)	(0.30)	0.00	0.00	(0.30)
03/31/2015	10.21	0.43	0.09	0.52	(0.49)	(0.16)	(0.04)	(0.69)
03/31/2014	10.31	0.30	(0.13)	0.17	(0.27)	0.00	0.00	(0.27)

22	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Asset(c)
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.79	1.87%	$107,982	0.36%		1.20%		0.32%		1.16%		3.36%		76%
9.82	5.44	96,031	0.44		1.17		0.43		1.16		2.83		110
9.72	(1.52)	50,680	0.41		1.15		0.41		1.15		2.84		115
10.05	0.50	17,377	0.36	*	1.79	*	0.36	*	1.79	*	1.02	*	31

9.78	1.70	3,420	0.46		1.30		0.42		1.26		3.25		76
9.82	5.37	4,083	0.54		1.27		0.53		1.26		2.63		110
9.72	(1.68)	44	0.51		1.25		0.51		1.25		2.73		115
10.06	0.60	10	0.46	*	1.89	*	0.46	*	1.89	*	0.68	*	31

9.83	1.44	5,919	0.76		1.60		0.72		1.56		2.71		76
9.87	4.99	864	0.84	(d)	1.57	(d)	0.83	(d)	1.56	(d)	2.29		110
9.78	(1.91)	643	0.81		1.55		0.81		1.55		1.76		115
10.06	0.60	3,143	0.76	*	2.19	*	0.76	*	2.19	*	1.12	*	31

$7.95	8.10%	$9,866	0.16%		0.58%		0.16%		0.58%		2.06%		19%
8.10	9.44	16,091	0.18		0.58		0.18		0.58		2.38		33
7.58	(4.31)	18,013	0.05	(e)	0.58	(e)	0.05	(e)	0.58	(e)	3.76		75
8.29	5.54	31,576	0.10		0.60		0.10		0.60		4.64		46
8.33	1.22	36,706	0.17	(f)	0.67	(f)	0.17	(f)	0.67	(f)	3.03		38

8.16	7.79	3,762	0.41		0.83		0.41		0.83		2.02		19
8.29	9.20	14,534	0.43		0.83		0.43		0.83		2.09		33
7.75	(4.59)	24,908	0.30	(e)	0.83	(e)	0.30	(e)	0.83	(e)	3.39		75
8.47	5.30	59,528	0.35		0.85		0.35		0.85		4.14		46
8.50	0.96	47,488	0.42	(f)	0.92	(f)	0.42	(f)	0.92	(f)	2.79		38

7.92	7.46	3,659	0.61		1.03		0.61		1.03		1.68		19
8.08	9.14	7,732	0.66	(d)	1.06	(d)	0.66	(d)	1.06	(d)	1.94		33
7.55	(4.91)	6,943	0.55	(e)	1.08	(e)	0.55	(e)	1.08	(e)	3.42		75
8.27	5.06	8,445	0.60		1.10		0.60		1.10		3.93		46
8.31	0.63	8,731	0.67	(f)	1.17	(f)	0.67	(f)	1.17	(f)	2.57		38

$9.37	8.97%	$11,428	0.20%		0.60%		0.20%		0.60%		1.87%		23%
9.79	10.52	14,413	0.21		0.60		0.21		0.60		2.22		35
9.17	(4.91)	13,757	0.06	(g)	0.60	(g)	0.06	(g)	0.60	(g)	3.82		88
10.01	5.67	24,909	0.12		0.63		0.12		0.63		5.29		42
10.19	2.21	28,681	0.16	(h)	0.69	(h)	0.16	(h)	0.69	(h)	3.37		29

9.38	8.80	2,137	0.45		0.85		0.45		0.85		1.83		23
9.78	10.18	21,911	0.46		0.85		0.46		0.85		1.91		35
9.17	(5.14)	32,867	0.31	(g)	0.85	(g)	0.31	(g)	0.85	(g)	3.63		88
10.01	5.42	56,789	0.37		0.88		0.37		0.88		4.80		42
10.19	1.97	43,186	0.41	(h)	0.94	(h)	0.41	(h)	0.94	(h)	3.12		29

9.37	8.45	1,675	0.65		1.05		0.65		1.05		1.46		23
9.80	9.99	2,248	0.69	(d)	1.08	(d)	0.69	(d)	1.08	(d)	1.75		35
9.19	(5.46)	1,960	0.56	(g)	1.10	(g)	0.56	(g)	1.10	(g)	3.41		88
10.04	5.23	2,333	0.62		1.13		0.62		1.13		4.12		42
10.21	1.74	3,610	0.66	(h)	1.19	(h)	0.66	(h)	1.19	(h)	2.95		29

ANNUAL REPORT	MARCH 31, 2018	23

Financial Highlights (Cont.)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO REALPATH® 2030 Fund
Institutional Class
03/31/2018	$7.79	$0.15	$0.62	$0.77	$(0.84)	$0.00	$0.00	$(0.84)
03/31/2017	7.23	0.15	0.71	0.86	(0.30)	0.00	0.00	(0.30)
03/31/2016	7.95	0.31	(0.74)	(0.43)	(0.29)	0.00	0.00	(0.29)
03/31/2015	8.06	0.47	(0.01)	0.46	(0.46)	(0.11)	0.00	(0.57)
03/31/2014	8.06	0.29	(0.02)	0.27	(0.27)	0.00	0.00	(0.27)
Administrative Class
03/31/2018	7.79	0.13	0.62	0.75	(0.81)	0.00	0.00	(0.81)
03/31/2017	7.23	0.13	0.71	0.84	(0.28)	0.00	0.00	(0.28)
03/31/2016	7.96	0.29	(0.75)	(0.46)	(0.27)	0.00	0.00	(0.27)
03/31/2015	8.07	0.43	0.01	0.44	(0.44)	(0.11)	0.00	(0.55)
03/31/2014	8.07	0.27	(0.02)	0.25	(0.25)	0.00	0.00	(0.25)
Class A
03/31/2018	7.74	0.11	0.62	0.73	(0.80)	0.00	0.00	(0.80)
03/31/2017	7.19	0.11	0.71	0.82	(0.27)	0.00	0.00	(0.27)
03/31/2016	7.92	0.27	(0.75)	(0.48)	(0.25)	0.00	0.00	(0.25)
03/31/2015	8.03	0.37	0.05	0.42	(0.42)	(0.11)	0.00	(0.53)
03/31/2014	8.03	0.25	(0.01)	0.24	(0.24)	0.00	0.00	(0.24)

PIMCO REALPATH® 2035 Fund
Institutional Class
03/31/2018	$10.12	$0.17	$0.88	$1.05	$(1.51)	$0.00	$0.00	$(1.51)
03/31/2017	9.12	0.16	1.01	1.17	(0.17)	0.00	0.00	(0.17)
03/31/2016	10.18	0.38	(1.03)	(0.65)	(0.35)	(0.06)	0.00	(0.41)
03/31/2015	10.28	0.59	0.04	0.63	(0.61)	(0.12)	0.00	(0.73)
03/31/2014	10.23	0.39	0.04	0.43	(0.38)	0.00	0.00	(0.38)
Administrative Class
03/31/2018	10.12	0.15	0.86	1.01	(1.47)	0.00	0.00	(1.47)
03/31/2017	9.11	0.13	1.02	1.15	(0.14)	0.00	0.00	(0.14)
03/31/2016	10.18	0.35	(1.03)	(0.68)	(0.33)	(0.06)	0.00	(0.39)
03/31/2015	10.28	0.56	0.05	0.61	(0.59)	(0.12)	0.00	(0.71)
03/31/2014	10.23	0.39	0.02	0.41	(0.36)	0.00	0.00	(0.36)
Class A
03/31/2018	10.09	0.12	0.88	1.00	(1.46)	0.00	0.00	(1.46)
03/31/2017	9.10	0.13	0.99	1.12	(0.13)	0.00	0.00	(0.13)
03/31/2016	10.16	0.33	(1.03)	(0.70)	(0.30)	(0.06)	0.00	(0.36)
03/31/2015	10.27	0.46	0.11	0.57	(0.56)	(0.12)	0.00	(0.68)
03/31/2014	10.23	0.35	0.03	0.38	(0.34)	0.00	0.00	(0.34)

PIMCO REALPATH® 2040 Fund
Institutional Class
03/31/2018	$7.67	$0.12	$0.71	$0.83	$(1.08)	$0.00	$0.00	$(1.08)
03/31/2017	7.03	0.11	0.82	0.93	(0.29)	0.00	0.00	(0.29)
03/31/2016	7.94	0.29	(0.85)	(0.56)	(0.26)	(0.09)	0.00	(0.35)
03/31/2015	7.98	0.47	0.01	0.48	(0.49)	(0.03)	0.00	(0.52)
03/31/2014	7.91	0.31	0.06	0.37	(0.27)	0.00	(0.03)	(0.30)
Administrative Class
03/31/2018	7.67	0.10	0.71	0.81	(1.05)	0.00	0.00	(1.05)
03/31/2017	7.03	0.08	0.83	0.91	(0.27)	0.00	0.00	(0.27)
03/31/2016	7.94	0.25	(0.83)	(0.58)	(0.24)	(0.09)	0.00	(0.33)
03/31/2015	7.97	0.44	0.03	0.47	(0.47)	(0.03)	0.00	(0.50)
03/31/2014	7.91	0.31	0.03	0.34	(0.25)	0.00	(0.03)	(0.28)
Class A
03/31/2018	7.62	0.09	0.70	0.79	(1.04)	0.00	0.00	(1.04)
03/31/2017	7.00	0.07	0.81	0.88	(0.26)	0.00	0.00	(0.26)
03/31/2016	7.90	0.25	(0.83)	(0.58)	(0.23)	(0.09)	0.00	(0.32)
03/31/2015	7.94	0.39	0.05	0.44	(0.45)	(0.03)	0.00	(0.48)
03/31/2014	7.88	0.29	0.04	0.33	(0.24)	0.00	(0.03)	(0.27)

24	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Asset(c)
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)	Portfolio Turnover Rate

$7.72	9.86%	$19,139	0.24%		0.63%		0.24%		0.63%		1.82%	28%
7.79	12.08	22,548	0.24		0.63		0.24		0.63		1.97	21
7.23	(5.40)	22,798	0.09	(i)	0.63	(i)	0.09	(i)	0.63	(i)	4.12	98
7.95	5.81	40,969	0.13		0.65		0.13		0.65		5.73	43
8.06	3.50	40,591	0.18	(j)	0.72	(j)	0.18	(j)	0.72	(j)	3.62	29

7.73	9.64	4,298	0.49		0.88		0.49		0.88		1.64	28
7.79	11.84	21,204	0.49		0.88		0.49		0.88		1.65	21
7.23	(5.77)	35,622	0.34	(i)	0.88	(i)	0.34	(i)	0.88	(i)	3.81	98
7.96	5.55	74,835	0.38		0.90		0.38		0.90		5.23	43
8.07	3.26	61,245	0.43	(j)	0.97	(j)	0.43	(j)	0.97	(j)	3.43	29

7.67	9.40	2,611	0.69		1.08		0.69		1.08		1.42	28
7.74	11.59	4,161	0.72	(d)	1.11	(d)	0.72	(d)	1.11	(d)	1.46	21
7.19	(6.01)	4,990	0.59	(i)	1.13	(i)	0.59	(i)	1.13	(i)	3.67	98
7.92	5.31	6,259	0.63		1.15		0.63		1.15		4.53	43
8.03	3.03	8,862	0.68	(j)	1.22	(j)	0.68	(j)	1.22	(j)	3.20	29

$9.66	10.53%	$10,676	0.27%		0.65%		0.27%		0.65%		1.61%	45%
10.12	12.89	19,725	0.28		0.65		0.28		0.65		1.70	22
9.12	(6.33)	20,573	0.11		0.65		0.11		0.65		3.99	115
10.18	6.27	30,191	0.13		0.65		0.13		0.65		5.68	38
10.28	4.34	30,832	0.17	(j)	0.72	(j)	0.17	(j)	0.72	(j)	3.89	30

9.66	10.12	1,527	0.52		0.90		0.52		0.90		1.47	45
10.12	12.70	15,204	0.53		0.90		0.53		0.90		1.36	22
9.11	(6.67)	28,861	0.36		0.90		0.36		0.90		3.67	115
10.18	6.03	55,489	0.38		0.90		0.38		0.90		5.32	38
10.28	4.10	37,683	0.42	(j)	0.97	(j)	0.42	(j)	0.97	(j)	3.81	30

9.63	9.96	1,026	0.72		1.10		0.72		1.10		1.21	45
10.09	12.36	2,337	0.76	(d)	1.13	(d)	0.76	(d)	1.13	(d)	1.30	22
9.10	(6.80)	1,295	0.61		1.15		0.61		1.15		3.43	115
10.16	5.65	1,553	0.63		1.15		0.63		1.15		4.39	38
10.27	3.79	2,485	0.67	(j)	1.22	(j)	0.67	(j)	1.22	(j)	3.43	30

$7.42	10.91%	$14,259	0.28%		0.65%		0.28%		0.65%		1.53%	47%
7.67	13.45	33,227	0.29		0.65		0.29		0.65		1.51	16
7.03	(7.06)	30,082	0.11	(k)	0.65	(k)	0.11	(k)	0.65	(k)	3.90	117
7.94	6.15	46,068	0.14		0.67		0.14		0.67		5.73	35
7.98	4.86	47,233	0.22	(l)	0.76	(l)	0.22	(l)	0.76	(l)	3.95	34

7.43	10.68	1,614	0.53		0.90		0.53		0.90		1.32	47
7.67	13.17	10,974	0.54		0.90		0.54		0.90		1.15	16
7.03	(7.31)	23,893	0.36	(k)	0.90	(k)	0.36	(k)	0.90	(k)	3.38	117
7.94	6.03	52,118	0.39		0.92		0.39		0.92		5.45	35
7.97	4.49	44,126	0.47	(l)	1.01	(l)	0.47	(l)	1.01	(l)	3.92	34

7.37	10.50	2,830	0.73		1.10		0.73		1.10		1.15	47
7.62	12.78	3,488	0.77	(d)	1.13	(d)	0.77	(d)	1.13	(d)	0.99	16
7.00	(7.40)	4,880	0.61	(k)	1.15	(k)	0.61	(k)	1.15	(k)	3.40	117
7.90	5.66	5,484	0.64		1.17		0.64		1.17		4.87	35
7.94	4.28	6,507	0.72	(l)	1.26	(l)	0.72	(l)	1.26	(l)	3.77	34

ANNUAL REPORT	MARCH 31, 2018	25

Financial Highlights (Cont.)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO REALPATH® 2045 Fund
Institutional Class
03/31/2018	$10.63	$0.13	$1.03	$1.16	$(2.22)	$0.00	$0.00	$(2.22)
03/31/2017	9.52	0.13	1.16	1.29	(0.18)	0.00	0.00	(0.18)
03/31/2016	10.67	0.38	(1.18)	(0.80)	(0.35)	0.00	0.00	(0.35)
03/31/2015	10.84	0.64	(0.02)	0.62	(0.71)	(0.08)	0.00	(0.79)
03/31/2014	10.68	0.43	0.15	0.58	(0.40)	0.00	(0.02)	(0.42)
Administrative Class
03/31/2018	10.58	0.12	1.00	1.12	(2.18)	0.00	0.00	(2.18)
03/31/2017	9.51	0.10	1.17	1.27	(0.20)	0.00	0.00	(0.20)
03/31/2016	10.66	0.36	(1.18)	(0.82)	(0.33)	0.00	0.00	(0.33)
03/31/2015	10.84	0.62	(0.04)	0.58	(0.68)	(0.08)	0.00	(0.76)
03/31/2014	10.68	0.45	0.10	0.55	(0.37)	0.00	(0.02)	(0.39)
Class A
03/31/2018	10.57	0.10	1.00	1.10	(2.17)	0.00	0.00	(2.17)
03/31/2017	9.52	0.08	1.16	1.24	(0.19)	0.00	0.00	(0.19)
03/31/2016	10.68	0.35	(1.20)	(0.85)	(0.31)	0.00	0.00	(0.31)
03/31/2015	10.84	0.49	0.08	0.57	(0.65)	(0.08)	0.00	(0.73)
03/31/2014	10.69	0.43	0.09	0.52	(0.35)	0.00	(0.02)	(0.37)

PIMCO REALPATH® 2050 Fund
Institutional Class
03/31/2018	$7.98	$0.10	$0.77	$0.87	$(1.44)	$0.00	$0.00	$(1.44)
03/31/2017	7.29	0.10	0.90	1.00	(0.31)	0.00	0.00	(0.31)
03/31/2016	8.26	0.30	(0.90)	(0.60)	(0.27)	(0.10)	0.00	(0.37)
03/31/2015	8.26	0.46	0.06	0.52	(0.49)	(0.03)	0.00	(0.52)
03/31/2014	8.19	0.34	0.05	0.39	(0.30)	0.00	(0.02)	(0.32)
Administrative Class
03/31/2018	7.94	0.09	0.76	0.85	(1.41)	0.00	0.00	(1.41)
03/31/2017	7.26	0.06	0.90	0.96	(0.28)	0.00	0.00	(0.28)
03/31/2016	8.23	0.27	(0.89)	(0.62)	(0.25)	(0.10)	0.00	(0.35)
03/31/2015	8.23	0.44	0.06	0.50	(0.47)	(0.03)	0.00	(0.50)
03/31/2014	8.16	0.33	0.04	0.37	(0.28)	0.00	(0.02)	(0.30)
Class A
03/31/2018	7.90	0.08	0.76	0.84	(1.41)	0.00	0.00	(1.41)
03/31/2017	7.23	0.05	0.90	0.95	(0.28)	0.00	0.00	(0.28)
03/31/2016	8.20	0.25	(0.88)	(0.63)	(0.24)	(0.10)	0.00	(0.34)
03/31/2015	8.21	0.49	(0.02)	0.47	(0.45)	(0.03)	0.00	(0.48)
03/31/2014	8.14	0.33	0.03	0.36	(0.27)	0.00	(0.02)	(0.29)

PIMCO REALPATH® 2055 Fund
Institutional Class
03/31/2018	$10.10	$0.16	$0.98	$1.14	$(1.01)	$0.00	$(0.41)	$(1.42)
03/31/2017	9.15	0.12	1.13	1.25	(0.30)	0.00	0.00	(0.30)
03/31/2016	10.32	0.36	(1.07)	(0.71)	(0.38)	(0.08)	0.00	(0.46)
12/31/2014 - 03/31/2015	10.00	0.03	0.29	0.32	0.00	0.00	0.00	0.00
Administrative Class
03/31/2018	10.09	0.15	0.96	1.11	(1.00)	0.00	(0.41)	(1.41)
03/31/2017	9.13	0.09	1.15	1.24	(0.28)	0.00	0.00	(0.28)
03/31/2016	10.31	0.37	(1.10)	(0.73)	(0.37)	(0.08)	0.00	(0.45)
12/31/2014 - 03/31/2015	10.00	0.03	0.28	0.31	0.00	0.00	0.00	0.00
Class A
03/31/2018	10.08	0.11	0.98	1.09	(0.98)	0.00	(0.41)	(1.39)
03/31/2017	9.12	0.06	1.15	1.21	(0.25)	0.00	0.00	(0.25)
03/31/2016	10.31	0.34	(1.10)	(0.76)	(0.35)	(0.08)	0.00	(0.43)
12/31/2014 - 03/31/2015	10.00	0.09	0.22	0.31	0.00	0.00	0.00	0.00

26	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Asset(c)
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.57	11.21%	$9,342	0.31%		0.67%		0.31%		0.67%		1.21%		47%
10.63	13.61	37,778	0.32		0.67		0.32		0.67		1.30		22
9.52	(7.51)	31,927	0.14		0.67		0.14		0.67		3.88		125
10.67	5.87	40,600	0.15		0.67		0.15		0.67		5.86		30
10.84	5.57	35,891	0.21	(l)	0.76	(l)	0.21	(l)	0.76	(l)	4.00		31

9.52	10.87	826	0.56		0.92		0.56		0.92		1.16		47
10.58	13.48	8,902	0.57		0.92		0.57		0.92		1.03		22
9.51	(7.76)	8,412	0.39		0.92		0.39		0.92		3.58		125
10.66	5.53	18,048	0.40		0.92		0.40		0.92		5.61		30
10.84	5.34	9,445	0.46	(l)	1.01	(l)	0.46	(l)	1.01	(l)	4.22		31

9.50	10.69	569	0.76		1.12		0.76		1.12		0.92		47
10.57	13.14	780	0.80	(d)	1.15	(d)	0.80	(d)	1.15	(d)	0.81		22
9.52	(8.02)	797	0.64		1.17		0.64		1.17		3.56		125
10.68	5.41	629	0.65		1.17		0.65		1.17		4.47		30
10.84	5.02	1,022	0.71	(l)	1.26	(l)	0.71	(l)	1.26	(l)	4.09		31

$7.41	11.06%	$16,603	0.31%		0.67%		0.31%		0.67%		1.30%		52%
7.98	13.96	50,775	0.32		0.67		0.32		0.67		1.24		23
7.29	(7.36)	41,655	0.15		0.67		0.15		0.67		3.89		140
8.26	6.46	48,090	0.16		0.67		0.16		0.67		5.41		22
8.26	4.96	41,310	0.21	(l)	0.76	(l)	0.21	(l)	0.76	(l)	4.24		41

7.38	10.91	1,329	0.56		0.92		0.56		0.92		1.10		52
7.94	13.50	11,459	0.57		0.92		0.57		0.92		0.79		23
7.26	(7.56)	39,711	0.40		0.92		0.40		0.92		3.61		140
8.23	6.24	40,525	0.41		0.92		0.41		0.92		5.26		22
8.23	4.74	25,826	0.46	(l)	1.01	(l)	0.46	(l)	1.01	(l)	4.12		41

7.33	10.80	1,191	0.76		1.12		0.76		1.12		0.98		52
7.90	13.37	1,442	0.80	(d)	1.15	(d)	0.80	(d)	1.15	(d)	0.72		23
7.23	(7.80)	1,660	0.65		1.17		0.65		1.17		3.23		140
8.20	5.90	2,821	0.66		1.17		0.66		1.17		5.85		22
8.21	4.54	2,331	0.71	(l)	1.26	(l)	0.71	(l)	1.26	(l)	4.09		41

$9.82	11.39%	$4,959	0.33%		0.68%		0.33%		0.68%		1.52%		45%
10.10	13.84	4,953	0.33		0.68		0.33		0.68		1.24		36
9.15	(6.78)	3,222	0.17		0.68		0.17		0.68		3.82		142
10.32	3.20	3,097	0.18	*	1.92	*	0.18	*	1.92	*	1.28	*	6

9.79	11.09	271	0.58		0.93		0.58		0.93		1.50		45
10.09	13.75	11	0.58		0.93		0.58		0.93		0.91		36
9.13	(7.04)	31	0.42		0.93		0.42		0.93		3.88		142
10.31	3.10	10	0.43	*	2.17	*	0.43	*	2.17	*	1.05	*	6

9.78	10.86	68	0.78		1.13		0.78		1.13		1.09		45
10.08	13.43	46	0.81	(d)	1.16	(d)	0.81	(d)	1.16	(d)	0.58		36
9.12	(7.29)	133	0.67		1.18		0.67		1.18		3.67		142
10.31	3.10	59	0.68	*	2.42	*	0.68	*	2.42	*	3.61	*	6

ANNUAL REPORT	MARCH 31, 2018	27

Financial Highlights (Cont.)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO REALPATH® Income Fund
Institutional Class
03/31/2018	$8.46	$0.18	$0.46	$0.64	$(0.91)	$0.00	$(0.02)	$(0.93)
03/31/2017	8.02	0.21	0.54	0.75	(0.31)	0.00	0.00	(0.31)
03/31/2016	8.62	0.30	(0.60)	(0.30)	(0.30)	0.00	0.00	(0.30)
03/31/2015	8.71	0.39	0.06	0.45	(0.42)	(0.10)	(0.02)	(0.54)
03/31/2014	8.87	0.27	(0.19)	0.08	(0.24)	0.00	0.00	(0.24)
Administrative Class
03/31/2018	8.45	0.19	0.43	0.62	(0.88)	0.00	(0.02)	(0.90)
03/31/2017	8.02	0.19	0.53	0.72	(0.29)	0.00	0.00	(0.29)
03/31/2016	8.61	0.28	(0.59)	(0.31)	(0.28)	0.00	0.00	(0.28)
03/31/2015	8.70	0.33	0.10	0.43	(0.40)	(0.10)	(0.02)	(0.52)
03/31/2014	8.87	0.24	(0.19)	0.05	(0.22)	0.00	0.00	(0.22)
Class A
03/31/2018	8.44	0.15	0.46	0.61	(0.88)	0.00	(0.02)	(0.90)
03/31/2017	8.01	0.18	0.53	0.71	(0.28)	0.00	0.00	(0.28)
03/31/2016	8.61	0.28	(0.62)	(0.34)	(0.26)	0.00	0.00	(0.26)
03/31/2015	8.70	0.31	0.10	0.41	(0.38)	(0.10)	(0.02)	(0.50)
03/31/2014	8.86	0.21	(0.17)	0.04	(0.20)	0.00	0.00	(0.20)

PIMCO Global Multi-Asset Fund (Consolidated)
Institutional Class
03/31/2018	$11.77	$0.29	$0.73	$1.02	$(0.24)	$0.00	$0.00	$(0.24)
03/31/2017	10.82	0.28	0.92	1.20	(0.25)	0.00	0.00	(0.25)
03/31/2016	11.50	0.36	(1.04)	(0.68)	0.00	0.00	0.00	0.00
03/31/2015	10.41	0.30	0.85	1.15	0.00	0.00	(0.06)	(0.06)
03/31/2014	11.37	0.34	(1.20)	(0.86)	(0.07)	0.00	(0.03)	(0.10)
Class P
03/31/2018	11.75	0.27	0.74	1.01	(0.23)	0.00	0.00	(0.23)
03/31/2017	10.80	0.27	0.92	1.19	(0.24)	0.00	0.00	(0.24)
03/31/2016	11.50	0.35	(1.05)	(0.70)	0.00	0.00	0.00	0.00
03/31/2015	10.41	0.29	0.86	1.15	0.00	0.00	(0.06)	(0.06)
03/31/2014	11.37	0.31	(1.17)	(0.86)	(0.07)	0.00	(0.03)	(0.10)
Class A
03/31/2018	11.67	0.23	0.73	0.96	(0.19)	0.00	0.00	(0.19)
03/31/2017	10.73	0.22	0.91	1.13	(0.19)	0.00	0.00	(0.19)
03/31/2016	11.48	0.30	(1.05)	(0.75)	0.00	0.00	0.00	0.00
03/31/2015	10.42	0.23	0.86	1.09	0.00	0.00	(0.03)	(0.03)
03/31/2014	11.42	0.27	(1.20)	(0.93)	(0.04)	0.00	(0.03)	(0.07)
Class C
03/31/2018	11.37	0.13	0.71	0.84	(0.10)	0.00	0.00	(0.10)
03/31/2017	10.46	0.13	0.89	1.02	(0.11)	0.00	0.00	(0.11)
03/31/2016	11.28	0.21	(1.03)	(0.82)	0.00	0.00	0.00	0.00
03/31/2015	10.28	0.15	0.85	1.00	0.00	0.00	(0.00)	(0.00)
03/31/2014	11.31	0.19	(1.19)	(1.00)	(0.00)	0.00	(0.03)	(0.03)

28	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Asset(c)
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)	Portfolio Turnover Rate

$8.17	7.61%	$10,417	0.13%		0.55%		0.13%		0.55%		2.06%	15%
8.46	9.58	13,780	0.15		0.55		0.15		0.55		2.54	35
8.02	(3.46)	15,833	0.03		0.55		0.03		0.55		3.67	74
8.62	5.27	30,810	0.04		0.55		0.04		0.55		4.38	50
8.71	0.96	18,227	0.15	(m)	0.65	(m)	0.15	(m)	0.65	(m)	3.12	26

8.17	7.32	2,622	0.38		0.80		0.38		0.80		2.16	15
8.45	9.16	16,071	0.40		0.80		0.40		0.80		2.26	35
8.02	(3.60)	26,837	0.28		0.80		0.28		0.80		3.40	74
8.61	5.02	57,610	0.29		0.80		0.29		0.80		3.81	50
8.70	0.61	28,156	0.40	(m)	0.90	(m)	0.40	(m)	0.90	(m)	2.72	26

8.15	7.22	3,428	0.58		1.00		0.58		1.00		1.80	15
8.44	8.98	7,800	0.63	(d)	1.03(d	)	0.63	(d)	1.03	(d)	2.10	35
8.01	(3.93)	7,163	0.53		1.05		0.53		1.05		3.37	74
8.61	4.74	8,673	0.54		1.05		0.54		1.05		3.56	50
8.70	0.48	8,635	0.65	(m)	1.15	(m)	0.65	(m)	1.15	(m)	2.47	26

$12.55	8.67%	$231,278	1.02%		1.23%		0.81%		1.02%		2.31%	403%
11.77	11.19	290,714	0.89		1.13		0.79		1.03		2.49	327
10.82	(5.91)	365,733	0.80		1.07		0.73		1.00		3.21	380
11.50	11.10	590,159	0.61		1.03		0.57		0.99		2.77	444
10.41	(7.53)	879,815	0.51		1.00		0.49		0.98		3.17	94

12.53	8.59	49,093	1.12		1.33		0.91		1.12		2.20	403
11.75	11.10	47,466	0.99		1.23		0.89		1.13		2.40	327
10.80	(6.09)	71,807	0.90		1.17		0.83		1.10		3.13	380
11.50	11.05	94,550	0.71		1.13		0.67		1.09		2.60	444
10.41	(7.58)	128,371	0.61		1.10		0.59		1.08		2.88	94

12.44	8.21	110,703	1.47		1.68		1.26		1.47		1.85	403
11.67	10.61	97,853	1.42	(d)	1.66	(d)	1.32	(d)	1.56	(d)	1.97	327
10.73	(6.53)	144,398	1.40		1.67		1.33		1.60		2.68	380
11.48	10.48	173,624	1.21		1.63		1.17		1.59		2.13	444
10.42	(8.14)	277,675	1.11		1.60		1.09		1.58		2.51	94

12.11	7.39	85,585	2.22		2.43		2.01		2.22		1.11	403
11.37	9.81	105,531	2.17	(d)	2.41	(d)	2.07	(d)	2.31	(d)	1.21	327
10.46	(7.27)	143,279	2.15		2.42		2.08		2.35		1.91	380
11.28	9.73	168,676	1.96		2.38		1.92		2.34		1.38	444
10.28	(8.83)	252,325	1.86		2.35		1.84		2.33		1.76	94

ANNUAL REPORT	MARCH 31, 2018	29

Financial Highlights (Cont.)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Global Multi-Asset Fund (Consolidated) (Cont.)
Class R
03/31/2018	$11.55	$0.20	$0.72	$0.92	$(0.16)	$0.00	$0.00	$(0.16)
03/31/2017	10.63	0.19	0.89	1.08	(0.16)	0.00	0.00	(0.16)
03/31/2016	11.40	0.26	(1.03)	(0.77)	0.00	0.00	0.00	0.00
03/31/2015	10.36	0.21	0.85	1.06	0.00	0.00	(0.02)	(0.02)
03/31/2014	11.36	0.25	(1.19)	(0.94)	(0.03)	0.00	(0.03)	(0.06)

*	Annualized
^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(c)

Ratios shown do not include expenses of the investment companies in which a Fund may invest. See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information regarding the expenses and any applicable fee waivers associated with these investments.

(d)	Effective October 1, 2016, the Class’s supervisory and administrative fee was decreased by 0.05% to an annual rate of 0.25%.
(e)	Effective April 1, 2015, the Fund’s Investment advisory fee was decreased by 0.02% to an annual rate of 0.53%.
(f)	Effective October 1, 2013, the Fund’s Investment advisory fee was decreased by 0.15% to an annual rate of 0.55%.
(g)	Effective April 1, 2015, the Fund’s Investment advisory fee was decreased by 0.03% to an annual rate of 0.55%.
(h)	Effective October 1, 2013, the Fund’s Investment advisory fee was decreased by 0.12% to an annual rate of 0.58%.
(i)	Effective April 1, 2015, the Fund’s Investment advisory fee was decreased by 0.02% to an annual rate of 0.58%.
(j)	Effective October 1, 2013, the Fund’s Investment advisory fee was decreased by 0.15% to an annual rate of 0.60%.
(k)	Effective April 1, 2015, the Fund’s Investment advisory fee was decreased by 0.02% to an annual rate of 0.60%.
(l)	Effective October 1, 2013, the Fund’s Investment advisory fee was decreased by 0.18% to an annual rate of 0.62%.
(m)	Effective October 1, 2013, the Fund’s Investment advisory fee was decreased by 0.20% to an annual rate of 0.50%.

30	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Asset(c)
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)	Portfolio Turnover Rate

$12.31	7.93%	$4,881	1.72%		1.93%		1.51%		1.72%		1.61%	403%
11.55	10.26	5,869	1.67	(d)	1.91	(d)	1.57	(d)	1.81	(d)	1.70	327
10.63	(6.75)	7,200	1.65		1.92		1.58		1.85		2.36	380
11.40	10.24	11,022	1.46		1.88		1.42		1.84		1.92	444
10.36	(8.27)	13,919	1.36		1.85		1.34		1.83		2.33	94

ANNUAL REPORT	MARCH 31, 2018	31

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO Multi-Strategy Alternative Fund	PIMCO REALPATH® 2020 Fund	PIMCO REALPATH® 2025 Fund	PIMCO REALPATH® 2030 Fund

Assets:
Investments, at value
Investments in securities*	$23,843	$0	$102	$2,068
Investments in Affiliates	96,791	17,252	15,280	24,067
Financial Derivative Instruments
Exchange-traded or centrally cleared	39	70	58	0
Over the counter	1,280	1	1	2
Cash	52	22	0	142
Deposits with counterparty	651	0	0	0
Foreign currency, at value	128	9	2	4
Receivable for investments sold	351	0	0	0
Receivable for investments in Affiliates sold	0	708	420	1,224
Receivable for TBA investment sold	2,688	0	0	0
Receivable for Fund shares sold	92	5	6	14
Interest and/or dividends receivable	89	0	0	0
Dividends receivable from Affiliates	45	39	31	45
Reimbursement receivable from PIMCO	0	0	5	0
Total Assets	126,049	18,106	15,905	27,566

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$1,279	$0	$0	$0
Financial Derivative Instruments
Exchange-traded or centrally cleared	71	13	11	0
Over the counter	960	56	60	126
Payable for investments purchased	408	703	4	1,277
Payable for investments in Affiliates purchased	45	39	582	45
Receivable for TBA investment purchased	5,374	0	0	0
Deposits from counterparty	381	0	0	0
Payable for Fund shares redeemed	179	3	3	62
Overdraft due to custodian	0	0	1	0
Accrued investment advisory fees	19	2	2	4
Accrued supervisory and administrative fees	11	1	1	2
Accrued distribution fees	1	1	1	1
Accrued servicing fees	0	1	0	1
Total Liabilities	8,728	819	665	1,518

Net Assets	$117,321	$17,287	$15,240	$26,048

Net Assets Consist of:
Paid in capital	$119,180	$21,023	$18,150	$29,360
Undistributed (overdistributed) net investment income	(334)	634	30	291
Accumulated undistributed net realized gain (loss)	(701)	(5,629)	(4,291)	(6,096)
Net unrealized appreciation (depreciation)	(824)	1,259	1,351	2,493

Net Assets	$117,321	$17,287	$15,240	$26,048

Cost of investments in securities	$24,050	$0	$102	$2,067
Cost of investments in Affiliates	$97,605	$15,932	$13,859	$21,453
Cost of foreign currency held	$129	$9	$2	$3
Cost or premiums of financial derivative instruments, net	$360	$64	$58	$0

* Includes repurchase agreements of:	$343	$0	$102	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

32	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

March 31, 2018

PIMCO REALPATH® 2035 Fund	PIMCO REALPATH® 2040 Fund	PIMCO REALPATH® 2045 Fund	PIMCO REALPATH® 2050 Fund	PIMCO REALPATH® 2055 Fund	PIMCO REALPATH® Income Fund

$282	$376	$329	$560	$212	$0
13,015	18,235	10,428	18,607	5,052	16,691

0	0	0	0	0	61
2	2	2	3	0	1
51	71	0	0	0	92
0	0	0	0	0	0
3	3	1	3	5	3
0	0	0	459	0	0
516	656	384	299	217	702
0	0	0	0	0	0
8	4	5	9	0	5
0	0	0	0	0	0
21	26	14	22	6	38
0	0	0	0	0	0
13,898	19,373	11,163	19,962	5,492	17,593

$0	$0	$0	$0	$0	$0

0	0	0	0	0	10
76	115	69	129	33	48
2	1	0	0	0	988
586	547	352	701	158	38
0	0	0	0	0	0
0	0	0	0	0	0
2	2	1	1	0	38
0	0	1	3	1	0
2	3	2	4	1	1
1	1	1	1	1	1
0	0	0	0	0	1
0	1	0	0	0	1
669	670	426	839	194	1,126

$13,229	$18,703	$10,737	$19,123	$5,298	$16,467

$15,117	$19,401	$11,194	$20,511	$5,130	$20,437
660	297	385	205	33	2
(3,977)	(3,152)	(2,090)	(3,922)	(362)	(4,720)
1,429	2,157	1,248	2,329	497	748

$13,229	$18,703	$10,737	$19,123	$5,298	$16,467

$275	$369	$324	$550	$212	$0
$11,519	$15,965	$9,118	$16,161	$4,523	$15,888
$3	$3	$2	$3	$4	$3
$0	$0	$0	$0	$0	$58

$0	$0	$141	$184	$112	$0

ANNUAL REPORT	MARCH 31, 2018	33

Statements of Assets and Liabilities (Cont.)

	PIMCO Multi-Strategy Alternative Fund	PIMCO REALPATH® 2020 Fund	PIMCO REALPATH® 2025 Fund	PIMCO REALPATH® 2030 Fund

Net Assets:
Institutional Class	$107,982	$9,866	$11,428	$19,139
Class P	3,420	N/A	N/A	N/A
Administrative Class	N/A	3,762	2,137	4,298
Class A	5,919	3,659	1,675	2,611

Shares Issued and Outstanding:
Institutional Class	11,028	1,242	1,219	2,480
Class P	349	N/A	N/A	N/A
Administrative Class	N/A	461	228	556
Class A	602	462	179	341

Net Asset Value Per Share Outstanding:
Institutional Class	$9.79	$7.95	$9.37	$7.72
Class P	9.78	N/A	N/A	N/A
Administrative Class	N/A	8.16	9.38	7.73
Class A	9.83	7.92	9.37	7.67

34	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

March 31, 2018

PIMCO REALPATH® 2035 Fund	PIMCO REALPATH® 2040 Fund	PIMCO REALPATH® 2045 Fund	PIMCO REALPATH® 2050 Fund	PIMCO REALPATH® 2055 Fund	PIMCO REALPATH® Income Fund

$10,676	$14,259	$9,342	$16,603	$4,959	$10,417
N/A	N/A	N/A	N/A	N/A	N/A
1,527	1,614	826	1,329	271	2,622
1,026	2,830	569	1,191	68	3,428

1,105	1,922	976	2,240	505	1,275
N/A	N/A	N/A	N/A	N/A	N/A
158	217	87	180	28	321
107	384	60	163	7	421

$9.66	$7.42	$9.57	$7.41	$9.82	$8.17
N/A	N/A	N/A	N/A	N/A	N/A
9.66	7.43	9.52	7.38	9.79	8.17
9.63	7.37	9.50	7.33	9.78	8.15

ANNUAL REPORT	MARCH 31, 2018	35

Consolidated Statement of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO Global Multi- Asset Fund

Assets:
Investments, at value
Investments in securities*	$660,331
Investments in Affiliates	110,500
Financial Derivative Instruments
Exchange-traded or centrally cleared	3,647
Over the counter	4,274
Cash	14
Deposits with counterparty	5,576
Foreign currency, at value	4,954
Receivable for investments sold	5
Receivable for investments sold on a delayed-delivery basis	2,637
Receivable for TBA investments sold	209,316
Receivable for Fund shares sold	21
Interest and/or dividends receivable	1,213
Dividends receivable from Affiliates	255
Reimbursement receivable from PIMCO	31
Other assets	20
Total Assets	1,002,794

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$106,128
Payable for sale-buyback transactions	13,559
Payable for short sales	44,800
Financial Derivative Instruments
Exchange-traded or centrally cleared	3,410
Over the counter	5,414
Payable for investments purchased	1,355
Payable for investments in Affiliates purchased	255
Payable for TBA investments purchased	342,547
Deposits from counterparty	2,905
Payable for Fund shares redeemed	365
Accrued investment advisory fees	338
Accrued supervisory and administrative fees	70
Accrued distribution fees	61
Accrued servicing fees	42
Other liabilities	5
Total Liabilities	521,254

Net Assets	$481,540

Net Assets Consist of:
Paid in capital	$592,713
Undistributed (overdistributed) net investment income	3,458
Accumulated undistributed net realized gain (loss)	(118,909)
Net unrealized appreciation (depreciation)	4,278

Net Assets	$481,540

Cost of investments in securities	$654,305
Cost of investments in Affiliates	$105,840
Proceeds received on short sales	$44,654
Cost or premiums of financial derivative instruments, net	$1,309

* Includes repurchase agreements of:	$51,816

†	A zero balance may reflect actual amounts rounding to less than one thousand.

36	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

March 31, 2018

PIMCO Global Multi- Asset Fund

Net Assets:
Institutional Class	$231,278
Class P	49,093
Class A	110,703
Class C	85,585
Class R	4,881

Shares Issued and Outstanding:
Institutional Class	18,430
Class P	3,918
Class A	8,896
Class C	7,066
Class R	396

Net Asset Value Per Share Outstanding:
Institutional Class	$12.55
Class P	12.53
Class A	12.44
Class C	12.11
Class R	12.31

ANNUAL REPORT	MARCH 31, 2018	37

Statements of Operations

Year Ended March 31, 2018
(Amounts in thousands†)	PIMCO Multi-Strategy Alternative Fund	PIMCO REALPATH® 2020 Fund	PIMCO REALPATH® 2025 Fund	PIMCO REALPATH® 2030 Fund

Investment Income:
Interest	$212	$(1)	$(3)	$(6)
Dividends	15	0	0	0
Dividends from Investments in Affiliates	3,893	667	646	837
Total Income	4,120	666	643	831

Expenses:
Investment advisory fees	1,156	152	161	229
Supervisory and administrative fees	122	25	19	27
Distribution and/or servicing fees - Administrative Class	0	30	40	43
Distribution and/or servicing fees - Class D	10 (a)	0	0	0
Distribution fees - Class C	1 (b)	0	0	0
Servicing fees - Class A	2	13	5	9
Dividends on short sales	37	0	0	0
Trustee fees	1	0	0	0
Interest expense	12	0	0	2
Miscellaneous expense	6	0	0	0
Total Expenses	1,347	220	225	310
Waiver and/or Reimbursement by PIMCO	(924)	(119)	(117)	(152)
Net Expenses	423	101	108	158

Net Investment Income (Loss)	3,697	565	535	673

Net Realized Gain (Loss):
Investments in securities	178	38	89	215
Investments in Affiliates	778	1,295	1,919	2,495
Net capital gain distributions received from Affiliate investments	703	16	18	26
Exchange-traded or centrally cleared financial derivative instruments	287	(291)	(299)	(296)
Over the counter financial derivative instruments	(1,703)	1,022	1,227	1,791
Short sales	(79)	0	0	0
Foreign currency	(78)	1	6	5

Net Realized Gain (Loss)	86	2,081	2,960	4,236

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	(292)	0	0	(115)
Investments in Affiliates	(1,870)	(135)	(456)	(552)
Exchange-traded or centrally cleared financial derivative instruments	(69)	78	70	32
Over the counter financial derivative instruments	399	(70)	(70)	(38)
Short sales	23	0	0	0
Foreign currency assets and liabilities	3	2	2	6

Net Change in Unrealized Appreciation (Depreciation)	(1,806)	(125)	(454)	(667)

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,977	$2,521	$3,041	$4,242

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Class D shares converted into Class A shares on March 23, 2018, and are no longer available for purchase or as an exchange.
(b)	Class C Shares liquidated at the close of business on July 28, 2017.

38	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

PIMCO REALPATH® 2035 Fund	PIMCO REALPATH® 2040 Fund	PIMCO REALPATH® 2045 Fund	PIMCO REALPATH® 2050 Fund	PIMCO REALPATH® 2055 Fund	PIMCO REALPATH® Income Fund

$(2)	$(1)	$1	$1	$0	$(1)
0	0	0	0	0	0
475	505	300	473	89	677
473	504	301	474	89	676

146	164	115	179	30	143
15	20	11	17	3	26
30	21	18	23	0	29
0	0	0	0	0	0
0	0	0	0	0	0
4	8	2	3	0	15
0	0	0	0	0	0
0	0	0	0	0	0
1	1	0	1	0	0
0	0	0	0	0	0
196	214	146	223	33	213
(92)	(101)	(68)	(103)	(17)	(121)
104	113	78	120	16	92

369	391	223	354	73	584

167	198	180	269	26	34
2,714	2,869	3,325	4,438	19	1,289
12	11	5	8	1	11
(213)	(224)	(162)	(266)	(35)	(236)
1,232	1,433	1,049	1,611	256	913
0	0	0	0	0	0
10	9	4	14	2	0

3,922	4,296	4,401	6,074	269	2,011

(87)	(107)	(107)	(148)	(11)	0
(1,328)	(1,395)	(2,224)	(2,821)	187	(187)
27	35	29	53	4	77
(4)	(28)	16	(7)	(25)	(59)
0	0	0	0	0	0
(2)	3	2	5	0	3

(1,394)	(1,492)	(2,284)	(2,918)	155	(166)

$2,897	$3,195	$2,340	$3,510	$497	$2,429

ANNUAL REPORT	MARCH 31, 2018	39

Consolidated Statement of Operations

Year Ended March 31, 2018
(Amounts in thousands†)	PIMCO Global Multi- Asset Fund

Investment Income:
Interest	$10,402
Dividends, net of foreign taxes*	1,710
Dividends from Investments in Affiliates	5,275
Total Income	17,387

Expenses:
Investment advisory fees	4,965
Supervisory and administrative fees	851
Distribution and/or servicing fees - Class D	43 (a)
Distribution fees - Class C	704
Distribution fees - Class R	14
Servicing fees - Class A	253
Servicing fees - Class C	235
Servicing fees - Class R	14
Trustee fees	4
Interest expense	1,087
Total Expenses	8,170
Waiver and/or Reimbursement by PIMCO	(1,119)
Net Expenses	7,051

Net Investment Income (Loss)	10,336

Net Realized Gain (Loss):
Investments in securities	347
Investments in Affiliates	(1,098)
Net capital gain distributions received from Affiliate investments	705
Exchange-traded or centrally cleared financial derivative instruments	23,966
Over the counter financial derivative instruments	7,303
Foreign currency	(1,515)

Net Realized Gain (Loss)	29,708

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	4,349
Investments in Affiliates	1,902
Exchange-traded or centrally cleared financial derivative instruments	(5,680)
Over the counter financial derivative instruments	933
Foreign currency assets and liabilities	1,645

Net Change in Unrealized Appreciation (Depreciation)	3,149

Net Increase (Decrease) in Net Assets Resulting from Operations	$43,193

* Foreign tax withholdings - Dividends	$1

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Class D shares converted into Class A shares on March 23, 2018, and are no longer available for purchase or as an exchange.

40	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

Statements of Changes in Net Assets

	PIMCO Multi-Strategy Alternative Fund			PIMCO REALPATH® 2020 Fund			PIMCO REALPATH® 2025 Fund

(Amounts in thousands†)	Year Ended March 31, 2018		Year Ended March 31, 2017	Year Ended March 31, 2018	Year Ended March 31, 2017		Year Ended March 31, 2018	Year Ended March 31, 2017

Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$3,697		$2,110	$565	$934		$535	$790
Net realized gain (loss)	86		421	2,081	600		2,960	1,021
Net change in unrealized appreciation (depreciation)	(1,806)		1,290	(125)	2,452		(454)	2,248

Net Increase (Decrease) in Net Assets Resulting from Operations	1,977		3,821	2,521	3,986		3,041	4,059

Distributions to Shareholders:
From net investment income
Institutional Class	(1,693)		(3,350)	(1,024)	(382)		(1,417)	(459)
Class P	(62)		(176)	0	0		0	0
Administrative Class	0		0	(773)	(331)		(1,066)	(660)
Class D	(79	)(b)	(76)	0	(7	)(a)	0	(3	)(a)
Class A	(9)		(36)	(403)	(147)		(217)	(60)
Class C	0	(c)	(19)	0	(8	)(a)	0	(2	)(a)
Class R	0		0	0	0		0	0
Tax basis return of capital
Institutional Class	(512)		(142)	0	0		0	0
Class P	(20)		(9)	0	0		0	0
Administrative Class	0		0	0	0		0	0
Class D	(20	)(b)	(3)	0	0	(a)	0	0	(a)
Class A	(5)		(2)	0	0		0	0
Class C	0	(c)	(1)	0	0	(a)	0	0	(a)
Class R	0		0	0	0		0	0

Total Distributions(d)	(2,400)		(3,814)	(2,200)	(875)		(2,700)	(1,184)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	13,250		51,448	(21,391)	(19,357)		(23,673)	(14,258)

Total Increase (Decrease) in Net Assets	12,827		51,455	(21,070)	(16,246)		(23,332)	(11,383)

Net Assets:
Beginning of year	104,494		53,039	38,357	54,603		38,572	49,955
End of year*	$117,321		$104,494	$17,287	$38,357		$15,240	$38,572

* Including undistributed (overdistributed) net investment income of:	$(334)		$(811)	$634	$1,210		$30	$873

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)	Class D and Class C Shares liquidated at the close of business on October 28, 2016.
(b)	Class D shares converted into Class A shares on March 23, 2018, and are no longer available for purchase or as an exchange.
(c)	Class C Shares liquidated at the close of business on July 28, 2017.
(d)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

ANNUAL REPORT	MARCH 31, 2018	41

Statements of Changes in Net Assets (Cont.)

	PIMCO REALPATH® 2030 Fund			PIMCO REALPATH® 2035 Fund			PIMCO REALPATH® 2040 Fund

(Amounts in thousands†)	Year Ended March 31, 2018	Year Ended March 31, 2017		Year Ended March 31, 2018	Year Ended March 31, 2017		Year Ended March 31, 2018	Year Ended March 31, 2017

Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$673	$927		$369	$612		$391	$698
Net realized gain (loss)	4,236	1,740		3,922	1,702		4,296	2,374
Net change in unrealized appreciation (depreciation)	(667)	3,526		(1,394)	2,737		(1,492)	3,485

Net Increase (Decrease) in Net Assets Resulting from Operations	4,242	6,193		2,897	5,051		3,195	6,557

Distributions to Shareholders:
From net investment income
Institutional Class	(1,871)	(842)		(1,463)	(327)		(1,919)	(1,208)
Class P	0	0		0	0		0	0
Administrative Class	(1,330)	(795)		(1,301)	(229)		(893)	(393)
Class D	0	(6	)(a)	0	(2	)(a)	0	(7	)(a)
Class A	(298)	(147)		(186)	(28)		(388)	(124)
Class C	0	(3	)(a)	0	0	(a)	0	(1	)(a)
Class R	0	0		0	0		0	0
Tax basis return of capital
Institutional Class	0	0		0	0		0	0
Class P	0	0		0	0		0	0
Administrative Class	0	0		0	0		0	0
Class D	0	0	(a)	0	0	(a)	0	0	(a)
Class A	0	0		0	0		0	0
Class C	0	0	(a)	0	0	(a)	0	0	(a)
Class R	0	0		0	0		0	0

Total Distributions(b)	(3,499)	(1,793)		(2,950)	(586)		(3,200)	(1,733)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	(22,608)	(24,089)		(23,984)	(18,973)		(28,981)	(19,365)

Total Increase (Decrease) in Net Assets	(21,865)	(19,689)		(24,037)	(14,508)		(28,986)	(14,541)

Net Assets:
Beginning of year	47,913	67,602		37,266	51,774		47,689	62,230
End of year*	$26,048	$47,913		$13,229	$37,266		$18,703	$47,689

* Including undistributed (overdistributed) net investment income of:	$291	$1,120		$660	$1,841		$297	$1,480

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)	Class D and Class C Shares liquidated at the close of business on October 28, 2016.
(b)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

42	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

PIMCO REALPATH® 2045 Fund			PIMCO REALPATH® 2050 Fund			PIMCO REALPATH® 2055 Fund			PIMCO REALPATH® Income Fund

Year Ended March 31, 2018	Year Ended March 31, 2017		Year Ended March 31, 2018	Year Ended March 31, 2017		Year Ended March 31, 2018	Year Ended March 31, 2017		Year Ended March 31, 2018	Year Ended March 31, 2017

$223	$555		$354	$752		$73	$49		$584	$1,005
4,401	2,075		6,074	4,274		269	214		2,011	1,008
(2,284)	3,117		(2,918)	4,222		155	273		(166)	1,852

2,340	5,747		3,510	9,248		497	536		2,429	3,865

(1,767)	(624)		(2,650)	(1,879)		(426)	(127)		(1,064)	(525)
0	0		0	0		0	0		0	0
(1,112)	(162)		(1,233)	(395)		(16)	0		(597)	(615)
0	0	(a)	0	(2	)(a)	0	0	(a)	0	(8	)(a)
(121)	(14)		(217)	(55)		(6)	(3)		(481)	(262)
0	0	(a)	0	0	(a)	0	0	(a)	0	(7	)(a)
0	0		0	0		0	0		0	0

0	0		0	0		(185)	0		(22)	0
0	0		0	0		0	0		0	0
0	0		0	0		(5)	0		(24)	0
0	0	(a)	0	0	(a)	0	0	(a)	0	0	(a)
0	0		0	0		(3)	0		(12)	0
0	0	(a)	0	0	(a)	0	0	(a)	0	0	(a)
0	0		0	0		0	0		0	0

(3,000)	(800)		(4,100)	(2,331)		(641)	(130)		(2,200)	(1,417)

(36,063)	733		(43,963)	(27,799)		432	1,186		(21,413)	(17,880)

(36,723)	5,680		(44,553)	(20,882)		288	1,592		(21,184)	(15,432)

47,460	41,780		63,676	84,558		5,010	3,418		37,651	53,083
$10,737	$47,460		$19,123	$63,676		$5,298	$5,010		$16,467	$37,651

$385	$1,938		$205	$2,103		$33	$129		$2	$611

ANNUAL REPORT	MARCH 31, 2018	43

Consolidated Statements of Changes in Net Assets

	PIMCO Global Multi-Asset Fund

(Amounts in thousands†)	Year Ended March 31, 2018		Year Ended March 31, 2017

Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$10,336		$13,861
Net realized gain (loss)	29,708		14,770
Net change in unrealized appreciation (depreciation)	3,149		35,883

Net Increase (Decrease) in Net Assets Resulting from Operations	43,193		64,514

Distributions to Shareholders:
From net investment income
Institutional Class	(4,551)		(6,955)
Class P	(905)		(1,111)
Administrative Class	0		0 (a)
Class D	(254	)(b)	(323)
Class A	(1,491)		(1,837)
Class C	(736)		(1,186)
Class R	(65)		(91)
Tax basis return of capital
Institutional Class	0		0
Class P	0		0
Administrative Class	0		0 (a)
Class D	0	(b)	0
Class A	0		0
Class C	0		0
Class R	0		0

Total Distributions(c)	(8,002)		(11,503)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	(119,436)		(243,106)

Total Increase (Decrease) in Net Assets	(84,245)		(190,095)

Net Assets:
Beginning of year	565,785		755,880
End of year*	$481,540		$565,785

* Including undistributed (overdistributed) net investment income of:	$3,458		$(2,143)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)	Administrative Class Shares liquidated at the close of business on January 13, 2017.
(b)	Class D shares converted into Class A shares on March 23, 2018, and are no longer available for purchase or as an exchange.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

44	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Multi-Strategy Alternative Fund

March 31, 2018

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 20.3%

CORPORATE BONDS & NOTES 0.3%
BANKING & FINANCE 0.2%
Deutsche Bank AG
3.186% due 02/27/2023 ~	$100	$100
HSBC Holdings PLC
6.250% due 03/23/2023 •(d)(f)	200	203

		303

UTILITIES 0.1%
NextEra Energy Capital Holdings, Inc.
2.372% due 09/03/2019 ~	100	100

Total Corporate Bonds & Notes (Cost $400)		403

U.S. GOVERNMENT AGENCIES 2.3%
Fannie Mae, TBA
3.500% due 05/01/2048	2,700	2,700

Total U.S. Government Agencies (Cost $2,683)		2,700

U.S. TREASURY OBLIGATIONS 13.1%
U.S. Treasury Bonds
3.000% due 02/15/2048 (h)	400	401
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2021	105	103
0.125% due 01/15/2022	329	325
0.125% due 04/15/2022	612	603
0.125% due 07/15/2022	431	427
1.000% due 02/15/2048	302	309
2.000% due 01/15/2026	2,373	2,619
U.S. Treasury Notes
2.125% due 12/31/2022 (h)	5,500	5,393
2.250% due 11/15/2027	2,800	2,680
2.375% due 08/15/2024 (i)	1,700	1,671
2.750% due 02/15/2024 (i)(k)	800	805

Total U.S. Treasury Obligations (Cost $15,570)		15,336

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.5%
Impac Secured Assets Trust
2.032% (US0001M + 0.160%) due 03/25/2037 ~	177	162
MortgageIT Trust
2.132% (US0001M + 0.260%) due 12/25/2035 ~	172	171
Residential Asset Securitization Trust
6.000% due 04/25/2036	128	102
Residential Funding Mortgage Securities, Inc. Trust
4.164% due 04/25/2037 ~	141	135

Total Non-Agency Mortgage-Backed Securities (Cost $567)		570

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 0.4%
Aames Mortgage Investment Trust
2.352% (US0001M + 0.480%) due 04/25/2036 ~	$186	$161
Bear Stearns Asset-Backed Securities Trust
2.922% (US0001M + 1.050%) due 08/25/2037 ~	166	154
Countrywide Asset-Backed Certificates
2.022% (US0001M + 0.150%) due 05/25/2037 ~	86	85
GSAMP Trust
2.847% (US0001M + 0.975%) due 03/25/2035 ^~	143	126

Total Asset-Backed Securities (Cost $525)		526

SOVEREIGN ISSUES 0.1%
Argentina Government International Bond
2.500% due 12/31/2038	150	100
5.875% due 01/11/2028	50	47

Total Sovereign Issues (Cost $150)		147

	SHARES
REAL ESTATE INVESTMENT TRUSTS 0.4%

FINANCIALS 0.4%
AGNC Investment Corp.	14,040	265
Annaly Capital Management, Inc.	24,820	259

Total Real Estate Investment Trusts (Cost $518)		524

SHORT-TERM INSTRUMENTS 3.2%

REPURCHASE AGREEMENTS (g) 0.3%
		343

	PRINCIPAL AMOUNT (000S)
SHORT-TERM NOTES 2.6%
Federal Home Loan Bank (a)(b)
1.473% due 04/02/2018	$100	100
1.504% due 04/06/2018	1,000	1,000
1.586% due 04/18/2018	100	100
1.621% due 04/18/2018	900	899
1.659% due 05/18/2018	900	898

		2,997

U.S. TREASURY BILLS 0.3%
1.680% due 04/19/2018 (a)(b)(m)	297	297

Total Short-Term Instruments (Cost $3,637)		3,637

Total Investments in Securities (Cost $24,050)		23,843

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 82.5%

MUTUAL FUNDS (e) 75.4%
PIMCO CommoditiesPLUS® Strategy Fund	1,694	$11
PIMCO Credit Absolute Return Fund	864,409	8,713
PIMCO EqS® Long/Short Fund	1,956,242	22,908
PIMCO Mortgage Opportunities Fund	532,258	5,865
PIMCO RAE Worldwide Long/Short PLUS Fund	1,970,845	18,743
PIMCO RealEstateRealReturn Strategy Fund	762,174	5,907
PIMCO TRENDS Managed Futures Strategy Fund	2,144,621	20,438
PIMCO Unconstrained Bond Fund	540,498	5,843

Total Mutual Funds (Cost $89,242)		88,428

SHORT-TERM INSTRUMENTS 7.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.1%
PIMCO Short-Term Floating NAV Portfolio III	846,166	8,363

Total Short-Term Instruments (Cost $8,363)		8,363

Total Investments in Affiliates (Cost $97,605)		96,791

Total Investments 102.8% (Cost $121,655)		$120,634

Financial Derivative Instruments (j)(l) 0.2% (Cost or Premiums, net $360)		288

Other Assets and Liabilities, net (3.0)%		(3,601)

Net Assets 100.0%		$117,321

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	Zero coupon security.
(b)	Coupon represents a yield to maturity.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	45

Schedule of Investments PIMCO Multi-Strategy Alternative Fund (Cont.)

(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)	Institutional Class Shares of each Fund.
(f)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	03/29/2018	04/02/2018	$343	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	$(359)	$343	$343

Total Repurchase Agreements						$(359)	$343	$343

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
DEU	2.050%	03/26/2018	04/02/2018	$(884)	$(884)
GRE	2.030	03/27/2018	04/10/2018	(395)	(395)

Total Reverse Repurchase Agreements					$(1,279)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
DEU	$0	$(884)	$0	$(884)	$882	$(2)
FICC	343	0	0	343	(359)	(16)
GRE	0	(395)	0	(395)	401	6

Total Borrowings and Other Financing Transactions	$343	$(1,279)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(1,279)	$0	$0	$(1,279)

Total Borrowings	$0	$(1,279)	$0	$0	$(1,279)

Payable for reverse repurchase agreements					$(1,279)

(h)	Securities with an aggregate market value of $1,284 have been pledged as collateral under the terms of the above master agreements as of March 31, 2018.

(i)	Securities with an aggregate market value of $50 and cash of $17 have been pledged as collateral as of March 31, 2018 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2018 was $(68) at a weighted average interest rate of 1.114%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

46	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

March 31, 2018

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar December Futures	12/2018	71	$	17,307	$(46)	$0	$(3)
90-Day Eurodollar March Futures	03/2019	61		14,855	(31)	0	(2)
90-Day Eurodollar September Futures	09/2020	17		4,131	1	0	0
Euro-Bobl June Futures	06/2018	3	EUR	484	3	1	0
Euro-Bund 10-Year Bond June Futures	06/2018	15		2,943	39	4	0

					$(34)	$5	$(5)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar December Futures	12/2019	71	$	(17,256)	$60	$1	$0
90-Day Eurodollar March Futures	03/2020	61		(14,824)	33	1	0
90-Day Eurodollar September Futures	09/2021	17		(4,129)	(4)	0	(1)
Australia Government 10-Year Bond June Futures	06/2018	6	AUD	(597)	(11)	0	(3)
Euro STOXX 50 June Futures	06/2018	10	EUR	(404)	2	0	(7)
Euro-OAT France Government 10-Year Bond June Futures	06/2018	6		(1,141)	(20)	0	(2)
U.S. Treasury 10-Year Note June Futures	06/2018	1	$	(121)	(1)	0	0
VSTOXX Mini April Futures	04/2018	29	EUR	(64)	(8)	5	(3)
VSTOXX Mini June Futures	06/2018	10		(22)	0	1	0
VSTOXX Mini May Futures	05/2018	20		(44)	0	3	(1)

					$51	$11	$(17)

Total Futures Contracts					$17	$16	$(22)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	3-Month CAD-Bank Bill	2.100%	Semi-Annual	12/13/2027	CAD	2,200	$(54)	$(3)	$(57)	$7	$0
Pay(1)	3-Month USD-LIBOR	2.900	Semi-Annual	03/05/2021	$	8,600	1	5	6	2	0
Receive(1)	3-Month USD-LIBOR	2.930	Semi-Annual	03/05/2022		8,600	0	(9)	(9)	0	(1)
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2022		1,600	(3)	(21)	(24)	1	0
Receive(1)	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025		2,300	127	(15)	112	0	(3)
Pay(1)	3-Month USD-LIBOR	2.500	Semi-Annual	09/15/2027		3,600	(22)	(37)	(59)	5	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		300	(1)	7	6	0	(1)
Receive(1)	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		4,000	227	(37)	190	0	(8)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		1,000	(24)	42	18	0	(6)
Receive(1)	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		800	88	(25)	63	0	(5)
Receive(1)	6-Month AUD-BBR-BBSW	3.250	Semi-Annual	09/15/2027	AUD	1,000	(2)	(2)	(4)	0	(2)
Receive(1)	6-Month EUR-EURIBOR	1.500	Annual	09/15/2027	EUR	1,400	18	(17)	1	0	(1)
Pay(1)	6-Month EUR-EURIBOR	1.514	Annual	01/04/2028		1,200	0	(3)	(3)	1	0
Pay(1)	6-Month EUR-EURIBOR	1.750	Annual	01/04/2028		600	(1)	8	7	0	0
Receive(1)	6-Month EUR-EURIBOR	2.099	Annual	01/04/2033		3,200	(1)	(10)	(11)	3	0
Receive(1)	6-Month EUR-EURIBOR	2.150	Annual	01/04/2033		1,500	0	(9)	(9)	1	0
Pay(1)	6-Month EUR-EURIBOR	2.010	Annual	02/03/2037		800	(5)	6	1	0	(2)
Pay(1)	6-Month EUR-EURIBOR	2.050	Annual	01/04/2038		3,000	1	13	14	0	(4)
Receive(1)	6-Month EUR-EURIBOR	1.500	Annual	06/20/2048		100	1	(1)	0	0	0
Pay(1)	6-Month GBP-LIBOR	1.000	Annual	09/19/2019	GBP	7,200	16	(27)	(11)	2	0
Receive(1)	6-Month GBP-LIBOR	1.000	Annual	09/18/2020		7,300	4	30	34	0	(6)
Receive	6-Month GBP-LIBOR	2.000	Semi-Annual	03/18/2022		300	(17)	5	(12)	0	(1)
Receive(1)	6-Month GBP-LIBOR	1.750	Semi-Annual	09/15/2027		2,300	(6)	(9)	(15)	0	(5)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	47

Schedule of Investments PIMCO Multi-Strategy Alternative Fund (Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive(1)	6-Month GBP-LIBOR	1.500%	Semi-Annual	09/19/2028	GBP	300	$7	$(5)	$2	$0	$(1)
Receive(1)	6-Month GBP-LIBOR	1.994	Semi-Annual	02/01/2037		600	(3)	(21)	(24)	0	(2)
Receive(1)	6-Month GBP-LIBOR	2.040	Semi-Annual	02/01/2037		100	(1)	(4)	(5)	0	0
Receive(1)	6-Month GBP-LIBOR	1.750	Semi-Annual	09/19/2048		100	(5)	(3)	(8)	0	(1)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027	JPY	80,000	0	(2)	(2)	0	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027		90,000	(1)	(1)	(2)	1	0
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	09/20/2046		20,000	22	(5)	17	0	0
Pay	CPTFEMU	1.710	Maturity	03/15/2033	EUR	50	0	(1)	(1)	0	0
Receive	CPTFEMU	1.946	Maturity	03/15/2048		50	0	1	1	0	0

							$366	$(150)	$216	$23	$(49)

Total Swap Agreements							$366	$(150)	$216	$23	$(49)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability			Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$16	$23	$39	$0	$ (22)		$(49)	$ (71)

(k)	Securities with an aggregate market value of $183 and cash of $634 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(l)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	05/2018	JPY	36,000		$339	$0	$0
	06/2018	CHF	1,105		1,188	25	0
	06/2018	CLP	1,248		2	0	0
	06/2018	EUR	959		1,199	12	0
	06/2018	KRW	418,529		394	0	(1)
	06/2018	NZD	15		11	0	0
	06/2018	SEK	19		2	0	0
	06/2018		$382	RUB	21,864	0	(4)
CBK	04/2018	AUD	7		$5	0	0
	04/2018	CHF	317		336	4	0
	04/2018		$170	EUR	138	0	0
	05/2018	GBP	20		$28	0	0
	05/2018		$316	TRY	1,242	0	(6)
	06/2018	KRW	179,652		$169	0	(1)
FBF	06/2018		$387	BRL	1,261	0	(8)
	06/2018		192	PEN	629	2	0
GLM	04/2018	EUR	472		$584	3	0
	04/2018	GBP	148		208	0	0
	04/2018		$7	CAD	9	0	0
	04/2018		37	EUR	30	0	0
	05/2018	JPY	37,621		$348	0	(6)
	05/2018		$341	JPY	36,300	1	0
	06/2018	KRW	179,343		$169	0	0
	06/2018	SGD	1,111		819	0	(29)
	06/2018		$502	CNH	3,187	5	0
	06/2018		1,190	JPY	125,292	0	(6)

48	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

March 31, 2018

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	06/2018		$820	SGD	1,111	$29	$0
	06/2018		379	TRY	1,486	0	(12)
	06/2018	ZAR	14		$1	0	0
HUS	04/2018		$373	GBP	262	0	(5)
	05/2018	GBP	262		$373	5	0
	05/2018		$340	MXN	6,363	8	0
	06/2018	KRW	518,966		$480	0	(9)
	06/2018		$407	CAD	524	0	0
	06/2018		326	RUB	18,642	0	(4)
JPM	04/2018	AUD	12		$9	0	0
	04/2018	CAD	59		46	0	0
	04/2018	GBP	140		193	0	(4)
	04/2018		$7	CAD	9	0	0
	04/2018		335	CHF	317	0	(4)
	04/2018		182	EUR	147	0	(2)
	05/2018	CHF	317		$336	4	0
	06/2018	GBP	847		1,183	0	(10)
	06/2018		$194	COP	554,001	4	0
	06/2018		387	INR	25,439	0	0
	06/2018		387	MXN	7,358	13	0
MSB	05/2018		145	ARS	3,035	2	0
RBC	04/2018	JPY	2,500		$24	0	0
	04/2018		$8	CAD	10	0	0
SCX	06/2018	SGD	866		$659	0	(3)
UAG	04/2018		$189	EUR	153	0	(1)
	05/2018	EUR	153		$190	1	0

Total Forward Foreign Currency Contracts						$118	$(115)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BPS	Call - OTC EUR versus USD	$	1.315	05/02/2018	EUR	800	$0	$0
	Call - OTC GBP versus USD		1.525	05/02/2018	GBP	700	0	0
	Call - OTC USD versus JPY	JPY	114.000	04/05/2018	$	1,000	0	0
BRC	Put - OTC EUR versus USD	$	1.200	02/28/2019	EUR	400	6	5

							$6	$5

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150%	01/31/2019	$	4,500	$5	$4
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.370	03/27/2020		800	32	29

								$37	$33

Total Purchased Options								$43	$38

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BRC	Call - OTC EUR versus USD	$	1.325	02/28/2019	EUR	400	$(6)	$(6)
CBK	Put - OTC AUD versus USD		0.784	04/27/2018	AUD	400	(2)	(7)
GLM	Call - OTC AUD versus USD		0.803	04/27/2018		400	(1)	0
	Put - OTC USD versus MXN	MXN	18.500	04/12/2018	$	350	(3)	(6)

							$(12)	$(19)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	49

Schedule of Investments PIMCO Multi-Strategy Alternative Fund (Cont.)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.210%	01/31/2019	$	900	$(5)	$(4)
MYC	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.400	03/27/2020		5,800	(32)	(31)

								$(37)	$(35)

Total Written Options								$(49)	$(54)

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON COMMODITY AND EQUITY INDICES

Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Pay	S&P 500 Total Return Index	1,850	1-Month USD-LIBOR plus a specified spread	Monthly	11/07/2018	$9,952	$0	$390	$390	$0
CBK	Receive	ERAUSLT Index	28,567	1-Month USD-LIBOR plus a specified spread	Monthly	11/07/2018	8,722	0	(266)	0	(266)
DUB	Receive	ERAUSLT Index	55,331	1-Month USD-LIBOR plus a specified spread	Monthly	01/15/2019	16,893	0	(517)	0	(517)
	Pay	S&P 500 Total Return Index	3,178	1-Month USD-LIBOR plus a specified spread	Monthly	01/15/2019	17,096	0	671	671	0
JPM	Receive	JMABFNJ1 Index	21,873	0.350%	Monthly	08/15/2018	2,232	0	51	51	0
JPM	Receive	JPQIPRL1 Index	23,000	1-Month USD-LIBOR less a specified spread	Monthly	02/13/2019	22,845	0	12	12	0
	Pay	JPQIPRS1 Index	18,000	1-Month USD-LIBOR plus a specified spread	Monthly	02/13/2019	17,820	0	(8)	0	(8)

								$0	$333	$1,124	$(791)

Total Swap Agreements								$0	$333	$1,124	$(791)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
BOA	$37	$0	$0	$37	$(5)	$0	$0	$(5)	$32	$0	$32
BPS	0	0	390	390	0	0	0	0	390	(380)	10
BRC	0	5	0	5	0	(6)	0	(6)	(1)	0	(1)
CBK	4	0	0	4	(7)	(7)	(266)	(280)	(276)	297	21
DUB	0	0	671	671	0	0	(517)	(517)	154	0	154
FBF	2	0	0	2	(8)	0	0	(8)	(6)	0	(6)
GLM	38	4	0	42	(53)	(10)	0	(63)	(21)	0	(21)
HUS	13	0	0	13	(18)	0	0	(18)	(5)	0	(5)
JPM	21	0	63	84	(20)	0	(8)	(28)	56	0	56
MSB	2	0	0	2	0	0	0	0	2	0	2
MYC	0	29	0	29	0	(31)	0	(31)	(2)	0	(2)
SCX	0	0	0	0	(3)	0	0	(3)	(3)	0	(3)
UAG	1	0	0	1	(1)	0	0	(1)	0	0	0

Total Over the Counter	$118	$38	$1,124	$1,280	$(115)	$(54)	$(791)	$(960)

(m)	Securities with an aggregate market value of $297 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2018.

(1)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

50	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

March 31, 2018

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$9	$0	$7	$16
Swap Agreements	0	0	0	0	23	23

	$0	$0	$9	$0	$30	$39

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$118	$0	$118
Purchased Options	0	0	0	5	33	38
Swap Agreements	51	0	1,073	0	0	1,124

	$51	$0	$1,073	$123	$33	$1,280

	$51	$0	$1,082	$123	$63	$1,319

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$11	$0	$11	$22
Swap Agreements	0	0	0	0	49	49

	$0	$0	$11	$0	$60	$71

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$115	$0	$115
Written Options	0	0	0	19	35	54
Swap Agreements	0	0	791	0	0	791

	$0	$0	$791	$134	$35	$960

	$0	$0	$802	$134	$95	$1,031

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$(126)	$(130)	$0	$0	$(256)
Written Options	0	0	22	0	0	22
Futures	0	0	181	0	(21)	160
Swap Agreements	0	0	0	0	361	361

	$0	$(126)	$73	$0	$340	$287

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(32)	$0	$(32)
Purchased Options	0	0	0	482	(454)	28
Written Options	0	0	0	(306)	176	(130)
Swap Agreements	72	0	(1,572)	(69)	0	(1,569)

	$72	$0	$(1,572)	$75	$(278)	$(1,703)

	$72	$(126)	$(1,499)	$75	$62	$(1,416)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$56	$0	$0	$56
Written Options	0	0	(60)	0	0	(60)
Futures	0	0	(31)	0	41	10
Swap Agreements	0	0	0	0	(75)	(75)

	$0	$0	$(35)	$0	$(34)	$(69)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(104)	$0	$(104)
Purchased Options	0	0	0	195	175	370
Written Options	0	0	0	(93)	(165)	(258)
Swap Agreements	54	0	345	(8)	0	391

	$54	$0	$345	$(10)	$10	$399

	$54	$0	$310	$(10)	$(24)	$330

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	51

Schedule of Investments PIMCO Multi-Strategy Alternative Fund (Cont.)

March 31, 2018

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$303	$0	$303
Utilities	0	100	0	100
U.S. Government Agencies	0	2,700	0	2,700
U.S. Treasury Obligations	0	15,336	0	15,336
Non-Agency Mortgage-Backed Securities	0	570	0	570
Asset-Backed Securities	0	526	0	526
Sovereign Issues	0	147	0	147
Real Estate Investment Trusts Financials	524	0	0	524
Short-Term Instruments
Repurchase Agreements	0	343	0	343
Short-Term Notes	0	2,997	0	2,997
U.S. Treasury Bills	0	297	0	297

	$524	$23,319	$0	$23,843

Investments in Affiliates, at Value
Mutual Funds	88,428	0	0	88,428
Short-Term Instruments
Central Funds Used for Cash Management Purposes	8,363	0	0	8,363

	$96,791	$0	$0	$96,791

Total Investments	$97,315	$23,319	$0	$120,634

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$16	$23	$0	$39
Over the counter	0	1,280	0	1,280

	$16	$1,303	$0	$1,319

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(22)	(49)	0	(71)
Over the counter	0	(960)	0	(960)

	$(22)	$(1,009)	$0	$(1,031)

Total Financial Derivative Instruments	$(6)	$294	$0	$288

Totals	$97,309	$23,613	$0	$120,922

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

52	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

Schedule of Investments PIMCO REALPATH® 2020 Fund

March 31, 2018

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 99.8%

MUTUAL FUNDS (a) 82.0%
PIMCO CommodityRealReturn Strategy Fund®	52,212	$352
PIMCO Emerging Local Bond Fund	50,485	395
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	79,848	861
PIMCO High Yield Fund	92,317	805
PIMCO Income Fund	194,536	2,375
PIMCO Long Duration Total Return Fund	60,700	641
PIMCO Long-Term Credit Fund	54,274	642
PIMCO Real Return Asset Fund	103,207	861
PIMCO Real Return Fund	123,282	1,344
PIMCO RealEstateRealReturn Strategy Fund	64,399	499
PIMCO Short Asset Investment Fund	13,425	135
PIMCO StocksPLUS® Fund	327,967	3,683
PIMCO Total Return Fund	157,000	1,583

Total Mutual Funds (Cost $12,856)		14,176

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 17.8%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 17.8%
PIMCO Short-Term Floating NAV Portfolio III	311,237	$3,076

Total Short-Term Instruments (Cost $3,076)		3,076

Total Investments in Affiliates (Cost $15,932)		17,252

Total Investments 99.8% (Cost $15,932)		$17,252

Financial Derivative Instruments (b)(c) 0.0% (Cost or Premiums, net $64)		2

Other Assets and Liabilities, net 0.2%		33

Net Assets 100.0%		$17,287

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Institutional Class Shares of each Fund.

(b)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOE S&P 500	1,875.000	06/15/2018	4	$0	$11	$1
Put - CBOE S&P 500	2,000.000	06/15/2018	4	0	16	2
Put - CBOE S&P 500	1,950.000	09/21/2018	3	0	9	4
Put - CBOE S&P 500	2,075.000	09/21/2018	3	0	13	6
Put - CBOE S&P 500	2,250.000	12/21/2018	4	0	13	23
Put - CBOE S&P 500	2,400.000	12/21/2018	4	0	19	34

					$81	$70

Total Purchased Options					$81	$70

WRITTEN OPTIONS:

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE S&P 500	1,675.000	06/15/2018	4	$0	$(6)	$(1)
Put - CBOE S&P 500	1,725.000	09/21/2018	3	0	(5)	(2)
Put - CBOE S&P 500	1,975.000	12/21/2018	4	0	(6)	(10)

					$(17)	$(13)

Total Written Options					$(17)	$(13)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	53

Schedule of Investments PIMCO REALPATH® 2020 Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value		Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options		Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$70	$0	$0	$70		$(13)	$0	$0	$(13)

(c)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2018		$70	AUD	89	$0	$(1)
MSB	07/2018	PLN	126		$37	0	0
SOG	04/2018		125		37	1	0

Total Forward Foreign Currency Contracts						$1	$(1)

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON SECURITIES

Counterparty	Pay/Receive(1)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	Vanguard FTSE Emerging Markets ETF	19,093	1-Month USD-LIBOR plus a specified spread	Monthly	07/18/2018	$915	$0	$(19)	$0	$(19)
JPM	Receive	Vanguard FTSE Developed Markets ETF	43,476	1-Month USD-LIBOR less a specified spread	Monthly	07/18/2018	1,954	0	(24)	0	(24)
SOG	Receive	Vanguard Small-Cap ETF	2,896	1-Month USD-LIBOR less a specified spread	Monthly	07/18/2018	438	0	(12)	0	(12)

								$0	$(55)	$0	$(55)

Total Swap Agreements								$0	$(55)	$0	$(55)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
AZD	$0	$0	$0	$0	$(1)	$0	$0	$(1)	$(1)	$0	$(1)
BPS	0	0	0	0	0	0	(19)	(19)	(19)	0	(19)
JPM	0	0	0	0	0	0	(24)	(24)	(24)	0	(24)
SOG	1	0	0	1	0	0	(12)	(12)	(11)	0	(11)

Total Over the Counter	$1	$0	$0	$1	$(1)	$0	$(55)	$(56)

(1)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

54	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

March 31, 2018

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$70	$0	$0	$70

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1	$0	$1

	$0	$0	$70	$1	$0	$71

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$13	$0	$0	$13

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1	$0	$1
Swap Agreements	0	0	55	0	0	55

	$0	$0	$55	$1	$0	$56

	$0	$0	$68	$1	$0	$69

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(166)	$0	$0	$(166)
Written Options	0	0	35	0	0	35
Futures	0	0	(132)	0	0	(132)
Swap Agreements	0	(28)	0	0	0	(28)

	$0	$(28)	$(263)	$0	$0	$(291)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(25)	$0	$(25)
Written Options	0	0	5	0	0	5
Swap Agreements	0	7	1,035	0	0	1,042

	$0	$7	$1,040	$(25)	$0	$1,022

	$0	$(21)	$777	$(25)	$0	$731

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$81	$0	$0	$81
Written Options	0	0	(15)	0	0	(15)
Futures	0	0	(2)	0	0	(2)
Swap Agreements	0	14	0	0	0	14

	$0	$14	$64	$0	$0	$78

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(3)	$0	$(3)
Swap Agreements	0	(8)	(59)	0	0	(67)

	$0	$(8)	$(59)	$(3)	$0	$(70)

	$0	$6	$5	$(3)	$0	$8

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	55

Schedule of Investments PIMCO REALPATH® 2020 Fund (Cont.)

March 31, 2018

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Affiliates, at Value
Mutual Funds	$14,176	$0	$0	$14,176
Short-Term Instruments
Central Funds Used for Cash Management Purposes	3,076	0	0	3,076

Total Investments	$17,252	$0	$0	$17,252

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	70	0	70
Over the counter	0	1	0	1

	$0	$71	$0	$71

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(13)	$0	$(13)
Over the counter	0	(56)	0	(56)

	$0	$(69)	$0	$(69)

Total Financial Derivative Instruments	$0	$2	$0	$2

Totals	$17,252	$2	$0	$17,254

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

56	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

Schedule of Investments PIMCO REALPATH® 2025 Fund

March 31, 2018

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 0.7%

SHORT-TERM INSTRUMENTS 0.7%

REPURCHASE AGREEMENTS (b) 0.7%
$102

Total Short-Term Instruments (Cost $102)	102

Total Investments in Securities (Cost $102)	102

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 100.2%

MUTUAL FUNDS (a) 76.8%
PIMCO CommodityRealReturn Strategy Fund®	45,791	$309
PIMCO Emerging Local Bond Fund	35,755	280
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	44,724	482
PIMCO High Yield Fund	64,010	558
PIMCO Income Fund	118,608	1,448
PIMCO Long Duration Total Return Fund	68,966	728
PIMCO Long-Term Credit Fund	61,657	730
PIMCO Real Return Asset Fund	117,015	976
PIMCO Real Return Fund	69,012	752
PIMCO RealEstateRealReturn Strategy Fund	71,940	558
PIMCO StocksPLUS® Fund	355,725	3,995
PIMCO Total Return Fund	88,008	887

Total Mutual Funds (Cost $10,282)		11,703

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 23.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 23.4%
PIMCO Short-Term Floating NAV Portfolio III	361,918	$3,577

Total Short-Term Instruments (Cost $3,577)		3,577

Total Investments in Affiliates (Cost $13,859)		15,280

Total Investments 100.9% (Cost $13,961)		$15,382

Financial Derivative Instruments (c)(d) (0.1)% (Cost or Premiums, net $58)		(12)

Other Assets and Liabilities, net (0.8)%		(130)

Net Assets 100.0%		$15,240

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	03/29/2018	04/02/2018	$102	Federal Home Loan Bank 2.250% due 01/21/2029	$(105)	$102	$102

Total Repurchase Agreements						$(105)	$102	$102

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$102	$0	$0	$102	$(105)	$(3)

Total Borrowings and Other Financing Transactions	$102	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	57

Schedule of Investments PIMCO REALPATH® 2025 Fund (Cont.)

(c)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOE S&P 500	1,875.000	06/15/2018	3	0	$8	$1
Put - CBOE S&P 500	2,000.000	06/15/2018	4	1	16	2
Put - CBOE S&P 500	1,950.000	09/21/2018	3	0	9	4
Put - CBOE S&P 500	2,075.000	09/21/2018	4	1	17	9
Put - CBOE S&P 500	2,250.000	12/21/2018	3	0	10	17
Put - CBOE S&P 500	2,400.000	12/21/2018	3	0	14	25

					$74	$58

Total Purchased Options					$74	$58

WRITTEN OPTIONS:

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE S&P 500	1,675.000	06/15/2018	4	1	$(6)	$(1)
Put - CBOE S&P 500	1,725.000	09/21/2018	4	0	(6)	(2)
Put - CBOE S&P 500	1,975.000	12/21/2018	3	0	(4)	(8)

					$(16)	$(11)

Total Written Options					$(16)	$(11)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$58	$0	$0	$58	$(11)	$0	$0	$(11)

(d)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2018		$49	AUD	63	$0	$(1)
MSB	07/2018	PLN	149		$44	0	0
SOG	04/2018		148		44	1	0

Total Forward Foreign Currency Contracts						$1	$(1)

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON SECURITIES

Counterparty	Pay/Receive(1)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	Vanguard FTSE Emerging Markets ETF	20,171	1-Month USD-LIBOR plus a specified spread	Monthly	07/18/2018	$993	$0	$(20)	$0	$(20)
JPM	Receive	Vanguard FTSE Developed Markets ETF	47,171	1-Month USD-LIBOR less a specified spread	Monthly	07/18/2018	2,120	0	(26)	0	(26)
SOG	Receive	Vanguard Small-Cap ETF	3,143	1-Month USD-LIBOR less a specified spread	Monthly	07/18/2018	475	0	(13)	0	(13)

								$0	$(59)	$0	$(59)

Total Swap Agreements								$0	$(59)	$0	$(59)

58	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

March 31, 2018

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
AZD	$0	$0	$0	$0	$(1)	$0	$0	$(1)	$(1)	$0	$(1)
BPS	0	0	0	0	0	0	(20)	(20)	(20)	0	(20)
JPM	0	0	0	0	0	0	(26)	(26)	(26)	0	(26)
SOG	1	0	0	1	0	0	(13)	(13)	(12)	0	(12)

Total Over the Counter	$1	$0	$0	$1	$(1)	$0	$(59)	$(60)

(1)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$58	$0	$0	$58

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1	$0	$1

	$0	$0	$58	$1	$0	$59

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$11	$0	$0	$11

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1	$0	$1
Swap Agreements	0	0	59	0	0	59

	$0	$0	$59	$1	$0	$60

	$0	$0	$70	$1	$0	$71

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(156)	$0	$0	$(156)
Written Options	0	0	31	0	0	31
Futures	0	0	(147)	0	0	(147)
Swap Agreements	0	(27)	0	0	0	(27)

	$0	$(27)	$(272)	$0	$0	$(299)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(69)	$0	$(69)
Written Options	0	0	6	0	0	6
Swap Agreements	0	5	1,285	0	0	1,290

	$0	$5	$1,291	$(69)	$0	$1,227

	$0	$(22)	$1,019	$(69)	$0	$928

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	59

Schedule of Investments PIMCO REALPATH® 2025 Fund (Cont.)

March 31, 2018

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$68	$0	$0	$68
Written Options	0	0	(11)	0	0	(11)
Futures	0	0	(1)	0	0	(1)
Swap Agreements	0	14	0	0	0	14

	$0	$14	$56	$0	$0	$70

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1	$0	$1
Swap Agreements	0	(6)	(65)	0	0	(71)

	$0	$(6)	$(65)	$1	$0	$(70)

	$0	$8	$(9)	$1	$0	$0

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$102	$0	$102

	$0	$102	$0	$102

Investments in Affiliates, at Value
Mutual Funds	11,703	0	0	11,703
Short-Term Instruments
Central Funds Used for Cash Management Purposes	3,577	0	0	3,577

	$15,280	$0	$0	$15,280

Total Investments	$15,280	$102	$0	$15,382

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$58	$0	$58
Over the counter	0	1	0	1

	$0	$59	$0	$59

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(11)	0	(11)
Over the counter	0	(60)	0	(60)

	$0	$(71)	$0	$(71)

Total Financial Derivative Instruments	$0	$(12)	$0	$(12)

Totals	$15,280	$90	$0	$15,370

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

60	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

Schedule of Investments PIMCO REALPATH® 2030 Fund

March 31, 2018

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 7.9%

SHORT-TERM INSTRUMENTS 7.9%

JAPAN TREASURY BILLS 7.9%
(0.206)% due 05/01/2018 - 06/04/2018 (a)(b)	JPY	220,000	$2,068

Total Short-Term Instruments (Cost $2,067)			2,068

Total Investments in Securities (Cost $2,067)			2,068

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 92.4%

MUTUAL FUNDS (c) 80.3%
PIMCO CommodityRealReturn Strategy Fund®	79,387	$536
PIMCO Emerging Local Bond Fund	50,652	397
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	55,337	597
PIMCO High Yield Fund	90,615	790
PIMCO Income Fund	154,987	1,893
PIMCO Long Duration Total Return Fund	106,172	1,121
PIMCO Long-Term Credit Fund	94,917	1,123
PIMCO Real Return Asset Fund	180,251	1,503
PIMCO Real Return Fund	85,410	931
PIMCO RealEstateRealReturn Strategy Fund	143,356	1,111
PIMCO Short Asset Investment Fund	184,201	1,849
PIMCO StocksPLUS® Fund	708,926	7,961
PIMCO Total Return Fund	108,967	1,098

Total Mutual Funds (Cost $18,296)		20,910

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 12.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 12.1%
PIMCO Short-Term Floating NAV Portfolio III	319,487	$3,157

Total Short-Term Instruments (Cost $3,157)		3,157

Total Investments in Affiliates (Cost $21,453)		24,067

Total Investments 100.3% (Cost $23,520)		$26,135

Financial Derivative Instruments (d) (0.5)% (Cost or Premiums, net $0)		(124)

Other Assets and Liabilities, net 0.2%		37

Net Assets 100.0%		$26,048

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Institutional Class Shares of each Fund.

(d)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2018		$51	AUD	65	$0	$(1)
BOA	05/2018	ZAR	428		$35	0	(1)
BPS	06/2018	JPY	40,000		377	0	0
CBK	05/2018		20,000		185	0	(4)
	06/2018		30,000		283	0	0
GLM	04/2018	EUR	42		51	0	0
JPM	06/2018	JPY	40,000		378	0	0
MSB	07/2018	PLN	246		73	0	0
SOG	04/2018		247		74	2	0
UAG	06/2018	JPY	90,000		848	0	(1)

Total Forward Foreign Currency Contracts						$2	$(7)

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON SECURITIES

Counterparty	Pay/Receive(1)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	Vanguard FTSE Emerging Markets ETF	41,292	1-Month USD-LIBOR plus a specified spread	Monthly	07/18/2018	$1,979	$0	$(41)	$0	$(41)
JPM	Receive	Vanguard FTSE Developed Markets ETF	93,998	1-Month USD-LIBOR less a specified spread	Monthly	07/18/2018	4,225	0	(52)	0	(52)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	61

Schedule of Investments PIMCO REALPATH® 2030 Fund (Cont.)

Counterparty	Pay/Receive(1)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
SOG	Receive	Vanguard Small-Cap ETF	6,263	1-Month USD-LIBOR less a specified spread	Monthly	07/18/2018	$946	$0	$(26)	$0	$(26)

								$0	$(119)	$0	$(119)

Total Swap Agreements								$0	$(119)	$0	$(119)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
AZD	$0	$0	$0	$0	$(1)	$0	$0	$(1)	$(1)	$0	$(1)
BOA	0	0	0	0	(1)	0	0	(1)	(1)	0	(1)
BPS	0	0	0	0	0	0	(41)	(41)	(41)	0	(41)
CBK	0	0	0	0	(4)	0	0	(4)	(4)	0	(4)
JPM	0	0	0	0	0	0	(52)	(52)	(52)	0	(52)
SOG	2	0	0	2	0	0	(26)	(26)	(24)	0	(24)
UAG	0	0	0	0	(1)	0	0	(1)	(1)	0	(1)

Total Over the Counter	$2	$0	$0	$2	$(7)	$0	$(119)	$(126)

(1)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2	$0	$2

Financial Derivative Instruments - Liabilities
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$7	$0	$7
Swap Agreements	0	0	119	0	0	119

	$0	$0	$119	$7	$0	$126

62	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

March 31, 2018

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(109)	$0	$0	$(109)
Written Options	0	0	81	0	0	81
Futures	0	0	(220)	0	0	(220)
Swap Agreements	0	(48)	0	0	0	(48)

	$0	$(48)	$(248)	$0	$0	$(296)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(173)	$0	$(173)
Written Options	0	0	9	0	0	9
Swap Agreements	0	7	1,948	0	0	1,955

	$0	$7	$1,957	$(173)	$0	$1,791

	$0	$(41)	$1,709	$(173)	$0	$1,495

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$56	$0	$0	$56
Written Options	0	0	(45)	0	0	(45)
Futures	0	0	(3)	0	0	(3)
Swap Agreements	0	24	0	0	0	24

	$0	$24	$8	$0	$0	$32

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$96	$0	$96
Swap Agreements	0	(7)	(127)	0	0	(134)

	$0	$(7)	$(127)	$96	$0	$(38)

	$0	$17	$(119)	$96	$0	$(6)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Short-Term Instruments
Japan Treasury Bills	$0	$2,068	$0	$2,068

	$0	$2,068	$0	$2,068

Investments in Affiliates, at Value
Mutual Funds	20,910	0	0	20,910
Short-Term Instruments
Central Funds Used for Cash Management Purposes	3,157	0	0	3,157

	$24,067	$0	$0	$24,067

Total Investments	$24,067	$2,068	$0	$26,135

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Financial Derivative Instruments - Assets
Over the counter	$0	$2	$0	$2

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(126)	$0	$(126)

Total Financial Derivative Instruments	$0	$(124)	$0	$(124)

Totals	$24,067	$1,944	$0	$26,011

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	63

Schedule of Investments PIMCO REALPATH® 2035 Fund

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 2.1%

SHORT-TERM INSTRUMENTS 2.1%

JAPAN TREASURY BILLS 2.1%
(0.160)% due 05/01/2018 (a)(b)	JPY	30,000	$282

Total Short-Term Instruments (Cost $275)			282

Total Investments in Securities (Cost $275)			282

		SHARES
INVESTMENTS IN AFFILIATES 98.4%

MUTUAL FUNDS (c) 87.4%

PIMCO CommodityRealReturn Strategy Fund®		39,777	269
PIMCO Emerging Local Bond Fund		22,296	175

	SHARES	MARKET VALUE (000S)
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	21,005	$226
PIMCO High Yield Fund	39,870	348
PIMCO Income Fund	62,752	766
PIMCO Long Duration Total Return Fund	38,789	410
PIMCO Long-Term Credit Fund	34,674	410
PIMCO Real Return Asset Fund	65,140	543
PIMCO Real Return Fund	32,429	354
PIMCO RealEstateRealReturn Strategy Fund	82,703	641
PIMCO Short Asset Investment Fund	240,663	2,416
PIMCO StocksPLUS® Fund	408,849	4,591
PIMCO Total Return Fund	40,814	411

Total Mutual Funds (Cost $10,064)		11,560

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 11.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 11.0%
PIMCO Short-Term Floating NAV Portfolio III	147,270	$1,455

Total Short-Term Instruments (Cost $1,455)		1,455

Total Investments in Affiliates (Cost $11,519)		13,015

Total Investments 100.5% (Cost $11,794)		$13,297

Financial Derivative Instruments (d) (0.6)% (Cost or Premiums, net $0)		(74)

Other Assets and Liabilities, net 0.1%		6

Net Assets 100.0%		$13,229

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Zero coupon security.
(b)	Coupon represents a yield to maturity.
(c)	Institutional Class Shares of each Fund.

(d)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2018		$32	AUD	41	$0	$(1)
CBK	05/2018	JPY	30,000		$276	0	(7)
GLM	04/2018	EUR	29		35	0	0
JPM	04/2018	JPY	2,500		23	0	0
MSB	07/2018	PLN	226		67	0	0
SOG	04/2018		226		67	2	0

Total Forward Foreign Currency Contracts						$2	$(8)

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON SECURITIES

					Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Shares	Financing Rate						Asset	Liability
BPS	Receive	Vanguard FTSE Emerging Markets ETF	23,815	1-Month USD-LIBOR plus a specified spread	Monthly	07/18/2018	$1,141	$0	$(23)	$0	$(23)
JPM	Receive	Vanguard FTSE Developed Markets ETF	54,213	1-Month USD-LIBOR less a specified spread	Monthly	07/18/2018	2,437	0	(30)	0	(30)
SOG	Receive	Vanguard Small-Cap ETF	3,611	1-Month USD-LIBOR less a specified spread	Monthly	07/18/2018	545	0	(15)	0	(15)

								$0	$(68)	$0	$(68)

Total Swap Agreements								$0	$(68)	$0	$(68)

64	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

March 31, 2018

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
AZD	$0	$0	$0	$0	$(1)	$0	$0	$(1)	$(1)	$0	$(1)
BPS	0	0	0	0	0	0	(23)	(23)	(23)	0	(23)
CBK	0	0	0	0	(7)	0	0	(7)	(7)	0	(7)
JPM	0	0	0	0	0	0	(30)	(30)	(30)	0	(30)
SOG	2	0	0	2	0	0	(15)	(15)	(13)	0	(13)

Total Over the Counter	$2	$0	$0	$2	$(8)	$0	$(68)	$(76)

(1)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2	$0	$2

Financial Derivative Instruments - Liabilities
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$8	$0	$8
Swap Agreements	0	0	68	0	0	68

	$0	$0	$68	$8	$0	$76

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(89)	$0	$0	$(89)
Written Options	0	0	67	0	0	67
Futures	0	0	(148)	0	0	(148)
Swap Agreements	0	(43)	0	0	0	(43)

	$0	$(43)	$(170)	$0	$0	$(213)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(148)	$0	$(148)
Written Options	0	0	5	0	0	5
Swap Agreements	0	5	1,370	0	0	1,375

	$0	$5	$1,375	$(148)	$0	$1,232

	$0	$(38)	$1,205	$(148)	$0	$1,019

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	65

Schedule of Investments PIMCO REALPATH® 2035 Fund (Cont.)

March 31, 2018

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$46	$0	$0	$46
Written Options	0	0	(37)	0	0	(37)
Futures	0	0	(2)	0	0	(2)
Swap Agreements	0	20	0	0	0	20

	$0	$20	$7	$0	$0	$27

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$77	$0	$77
Swap Agreements	0	(5)	(76)	0	0	(81)

	$0	$(5)	$(76)	$77	$0	$(4)

	$0	$15	$(69)	$77	$0	$23

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Short-Term Instruments
Japan Treasury Bills	$0	$282	$0	$282

	$0	$282	$0	$282

Investments in Affiliates, at Value
Mutual Funds	11,560	0	0	11,560
Short-Term Instruments
Central Funds Used for Cash Management Purposes	1,455	0	0	1,455

	$13,015	$0	$0	$13,015

Total Investments	$13,015	$282	$0	$13,297

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Financial Derivative Instruments - Assets
Over the counter	$0	$2	$0	$2

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(76)	$0	$(76)

Total Financial Derivative Instruments	$0	$(74)	$0	$(74)

Totals	$13,015	$208	$0	$13,223

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

66	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

Schedule of Investments PIMCO REALPATH® 2040 Fund

March 31, 2018

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 2.0%

SHORT-TERM INSTRUMENTS 2.0%
JAPAN TREASURY BILLS 2.0%
(0.173)% due 05/01/2018 - 06/04/2018 (a)(b)	JPY	40,000	$376

Total Short-Term Instruments (Cost $369)			376

Total Investments in Securities (Cost $369)			376

		SHARES
INVESTMENTS IN AFFILIATES 97.5%

MUTUAL FUNDS (c) 82.8%
PIMCO CommodityRealReturn Strategy Fund®		55,782	377
PIMCO Emerging Local Bond Fund		25,842	202

	SHARES	MARKET VALUE (000S)
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	22,008	$237
PIMCO High Yield Fund	46,174	403
PIMCO Income Fund	68,859	841
PIMCO Long Duration Total Return Fund	38,010	401
PIMCO Long-Term Credit Fund	33,987	402
PIMCO Real Return Asset Fund	64,330	536
PIMCO Real Return Fund	33,962	370
PIMCO RealEstateRealReturn Strategy Fund	128,905	999
PIMCO Short Asset Investment Fund	311,240	3,125
PIMCO StocksPLUS® Fund	637,738	7,162
PIMCO Total Return Fund	43,317	437

Total Mutual Funds (Cost $13,222)		15,492

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 14.7%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 14.7%
PIMCO Short-Term Floating NAV Portfolio III	277,546	$2,743

Total Short-Term Instruments (Cost $2,743)		2,743

Total Investments in Affiliates (Cost $15,965)		18,235

Total Investments 99.5% (Cost $16,334)		$18,611

Financial Derivative Instruments (d) (0.6)% (Cost or Premiums, net $0)		(113)

Other Assets and Liabilities, net 1.1%		205

Net Assets 100.0%		$18,703

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
Counterparty						Asset	Liability
AZD	04/2018		$32	AUD	41	$0	$(1)

CBK	05/2018	JPY	30,000		$276	0	(7)

GLM	04/2018	EUR	28		34	0	0

JPM	04/2018		$43	GBP	31	1	0

MSB	07/2018	PLN	198		$58	0	0

SOG	04/2018		198		59	1	0

UAG	06/2018	JPY	10,000		94	0	0

Total Forward Foreign Currency Contracts						$2	$(8)

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON SECURITIES

Counterparty	Pay/Receive(1)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	Vanguard FTSE Emerging Markets ETF	37,120	1-Month USD-LIBOR plus a specified spread	Monthly	07/18/2018	$1,779	$0	$(36)	$0	$(36)

JPM	Receive	Vanguard FTSE Developed Markets ETF	84,481	1-Month USD-LIBOR less a specified spread	Monthly	07/18/2018	3,797	0	(47)	0	(47)

SOG	Receive	Vanguard Small-Cap ETF	5,655	1-Month USD-LIBOR less a specified spread	Monthly	07/18/2018	854	0	(24)	0	(24)

								$0	$(107)	$0	$(107)

Total Swap Agreements								$0	$(107)	$0	$(107)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	67

Schedule of Investments PIMCO REALPATH® 2040 Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
AZD	$0	$0	$0	$0	$(1)	$0	$0	$(1)	$(1)	$0	$(1)
BPS	0	0	0	0	0	0	(36)	(36)	(36)	0	(36)
CBK	0	0	0	0	(7)	0	0	(7)	(7)	0	(7)
JPM	1	0	0	1	0	0	(47)	(47)	(46)	0	(46)
SOG	1	0	0	1	0	0	(24)	(24)	(23)	0	(23)

Total Over the Counter	$2	$0	$0	$2	$(8)	$0	$(107)	$(115)

(1)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2	$0	$2

Financial Derivative Instruments - Liabilities
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$8	$0	$8
Swap Agreements	0	0	107	0	0	107

	$0	$0	$107	$8	$0	$115

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(109)	$0	$0	$(109)
Written Options	0	0	81	0	0	81
Futures	0	0	(142)	0	0	(142)
Swap Agreements	0	(54)	0	0	0	(54)

	$0	$(54)	$(170)	$0	$0	$(224)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(185)	$0	$(185)
Written Options	0	0	6	0	0	6
Swap Agreements	0	5	1,607	0	0	1,612

	$0	$5	$1,613	$(185)	$0	$1,433

	$0	$(49)	$1,443	$(185)	$0	$1,209

68	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

March 31, 2018

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$56	$0	$0	$56
Written Options	0	0	(44)	0	0	(44)
Futures	0	0	(2)	0	0	(2)
Swap Agreements	0	25	0	0	0	25

	$0	$25	$10	$0	$0	$35

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$97	$0	$97
Swap Agreements	0	(6)	(119)	0	0	(125)

	$0	$(6)	$(119)	$97	$0	$(28)

	$0	$19	$(109)	$97	$0	$7

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Short-Term Instruments
Japan Treasury Bills	$0	$376	$0	$376

	$0	$376	$0	$376

Investments in Affiliates, at Value
Mutual Funds	15,492	0	0	15,492
Short-Term Instruments
Central Funds Used for Cash Management Purposes	2,743	0	0	2,743

	$18,235	$0	$0	$18,235

Total Investments	$18,235	$376	$0	$18,611

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Financial Derivative Instruments - Assets
Over the counter	$0	$2	$0	$2

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(115)	$0	$(115)

Total Financial Derivative Instruments	$0	$(113)	$0	$(113)

Totals	$18,235	$263	$0	$18,498

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	69

Schedule of Investments PIMCO REALPATH® 2045 Fund

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

			MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 3.1%

SHORT-TERM INSTRUMENTS 3.1%

REPURCHASE AGREEMENTS (d) 1.3%
			$141

		PRINCIPAL AMOUNT (000S)
JAPAN TREASURY BILLS 1.8%
(0.160)% due 05/01/2018 (a)(b)	JPY	20,000	188

Total Short-Term Instruments (Cost $324)			329

Total Investments in Securities (Cost $324)			329

		SHARES
INVESTMENTS IN AFFILIATES 97.1%

MUTUAL FUNDS (c) 87.9%
PIMCO CommodityRealReturn Strategy Fund®		30,958	209

	SHARES	MARKET VALUE (000S)
PIMCO Emerging Local Bond Fund	10,722	$84
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	8,677	93
PIMCO High Yield Fund	19,141	167
PIMCO Income Fund	27,814	340
PIMCO Long Duration Total Return Fund	16,931	179
PIMCO Long-Term Credit Fund	15,135	179
PIMCO Real Return Asset Fund	28,963	242
PIMCO Real Return Fund	13,393	146
PIMCO RealEstateRealReturn Strategy Fund	79,245	614
PIMCO Short Asset Investment Fund	260,947	2,620
PIMCO StocksPLUS® Fund	391,543	4,397
PIMCO Total Return Fund	17,066	172

Total Mutual Funds (Cost $8,132)		9,442

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 9.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.2%
PIMCO Short-Term Floating NAV Portfolio III	99,786	$986

Total Short-Term Instruments (Cost $986)		986

Total Investments in Affiliates (Cost $9,118)		10,428

Total Investments 100.2% (Cost $9,442)		$10,757

Financial Derivative Instruments (e) (0.6)% (Cost or Premiums, net $0)		(67)

Other Assets and Liabilities, net 0.4%		47

Net Assets 100.0%		$10,737

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Zero coupon security.
(b)	Coupon represents a yield to maturity.
(c)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	03/29/2018	04/02/2018	$141	U.S. Treasury Notes 2.375% due 08/15/2024	$(148)	$141	$141

Total Repurchase Agreements						$(148)	$141	$141

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
FICC	$141	$0	$0	$141	$(148)	$(7)

Total Borrowings and Other Financing Transactions	$141	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(e)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2018		$19	AUD	24	$0	$0
CBK	05/2018	JPY	20,000		$185	0	(4)

70	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

March 31, 2018

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
JPM	04/2018		$25	GBP	18	$1	$0
MSB	07/2018	PLN	138		$41	0	0
SOG	04/2018		139		41	1	0

Total Forward Foreign Currency Contracts						$2	$(4)

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON SECURITIES

Counterparty	Pay/Receive(1)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	Vanguard FTSE Emerging Markets ETF	22,814	1-Month USD-LIBOR plus a specified spread	Monthly	07/18/2018	$1,093	$0	$(22)	$0	$(22)
JPM	Receive	Vanguard FTSE Developed Markets ETF	51,923	1-Month USD-LIBOR less a specified spread	Monthly	07/18/2018	2,333	0	(29)	0	(29)
SOG	Receive	Vanguard Small-Cap ETF	3,423	1-Month USD-LIBOR less a specified spread	Monthly	07/18/2018	517	0	(14)	0	(14)

								$0	$(65)	$0	$(65)

Total Swap Agreements								$0	$(65)	$0	$(65)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
BPS	$0	$0	$0	$0	$0	$0	$(22)	$(22)	$(22)	$0	$(22)
CBK	0	0	0	0	(4)	0	0	(4)	(4)	0	(4)
JPM	1	0	0	1	0	0	(29)	(29)	(28)	0	(28)
SOG	1	0	0	1	0	0	(14)	(14)	(13)	0	(13)

Total Over the Counter	$2	$0	$0	$2	$(4)	$0	$(65)	$(69)

(1)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2	$0	$2

Financial Derivative Instruments - Liabilities
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4	$0	$4
Swap Agreements	0	0	65	0	0	65

	$0	$0	$65	$4	$0	$69

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	71

Schedule of Investments PIMCO REALPATH® 2045 Fund (Cont.)

March 31, 2018

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(109)	$0	$0	$(109)
Written Options	0	0	81	0	0	81
Futures	0	0	(94)	0	0	(94)
Swap Agreements	0	(40)	0	0	0	(40)

	$0	$(40)	$(122)	$0	$0	$(162)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(164)	$0	$(164)
Written Options	0	0	4	0	0	4
Swap Agreements	0	3	1,206	0	0	1,209

	$0	$3	$1,210	$(164)	$0	$1,049

	$0	$(37)	$1,088	$(164)	$0	$887

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$56	$0	$0	$56
Written Options	0	0	(45)	0	0	(45)
Futures	0	0	(1)	0	0	(1)
Swap Agreements	0	19	0	0	0	19

	$0	$19	$10	$0	$0	$29

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$96	$0	$96
Swap Agreements	0	(3)	(77)	0	0	(80)

	$0	$(3)	$(77)	$96	$0	$16

	$0	$16	$(67)	$96	$0	$45

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$141	$0	$141
Japan Treasury Bills	0	188	0	188

	$0	$329	$0	$329

Investments in Affiliates, at Value
Mutual Funds	9,442	0	0	9,442
Short-Term Instruments
Central Funds Used for Cash Management Purposes	986	0	0	986

	$10,428	$0	$0	$10,428

Total Investments	$10,428	$329	$0	$10,757

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Financial Derivative Instruments - Assets
Over the counter	$0	$2	$0	$2

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(69)	$0	$(69)

Total Financial Derivative Instruments	$0	$(67)	$0	$(67)

Totals	$10,428	$262	$0	$10,690

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

72	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

Schedule of Investments PIMCO REALPATH® 2050 Fund

March 31, 2018

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

			MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 2.9%

SHORT-TERM INSTRUMENTS 2.9%

REPURCHASE AGREEMENTS (d) 1.0%
			$184

		PRINCIPAL AMOUNT (000S)
JAPAN TREASURY BILLS 1.9%
(0.160)% due 05/01/2018 (a)(b)	JPY	40,000	376

Total Short-Term Instruments (Cost $550)			560

Total Investments in Securities (Cost $550)			560

		SHARES
INVESTMENTS IN AFFILIATES 97.3%

MUTUAL FUNDS (c) 85.3%
PIMCO CommodityRealReturn Strategy Fund®		55,957	378

	SHARES	MARKET VALUE (000S)
PIMCO Emerging Local Bond Fund	14,733	$115
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	12,487	135
PIMCO High Yield Fund	26,258	229
PIMCO Income Fund	37,068	453
PIMCO Long Duration Total Return Fund	26,940	284
PIMCO Long-Term Credit Fund	24,078	285
PIMCO Real Return Asset Fund	46,572	388
PIMCO Real Return Fund	17,357	189
PIMCO RealEstateRealReturn Strategy Fund	146,151	1,133
PIMCO Short Asset Investment Fund	437,387	4,391
PIMCO StocksPLUS® Fund	722,013	8,108
PIMCO Total Return Fund	22,088	223

Total Mutual Funds (Cost $13,866)		16,311

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 12.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 12.0%
PIMCO Short-Term Floating NAV Portfolio III	232,265	$2,296

Total Short-Term Instruments (Cost $2,295)		2,296

Total Investments in Affiliates (Cost $16,161)		18,607

Total Investments 100.2% (Cost $16,711)		$19,167

Financial Derivative Instruments (e) (0.7)% (Cost or Premiums, net $0)		(126)

Other Assets and Liabilities, net 0.5%		82

Net Assets 100.0%		$19,123

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Zero coupon security.
(b)	Coupon represents a yield to maturity.
(c)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	03/29/2018	04/02/2018	$184	U.S. Treasury Notes 2.375% due 08/15/2024	$(192)	$184	$184

Total Repurchase Agreements						$(192)	$184	$184

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$184	$0	$0	$184	$(192)	$(8)

Total Borrowings and Other Financing Transactions	$184	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(e)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2018		$36	AUD	46	$0	$(1)
CBK	05/2018	JPY	30,000		$276	0	(7)
GLM	04/2018	EUR	28		34	0	0

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	73

Schedule of Investments PIMCO REALPATH® 2050 Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
JPM	04/2018		$48	GBP	35	$1	$0
MSB	07/2018	PLN	249		$73	0	0
SOG	04/2018		249		74	2	0
UAG	05/2018	JPY	10,000		92	0	(2)

Total Forward Foreign Currency Contracts						$3	$(10)

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON SECURITIES

Counterparty	Pay/Receive(1)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	Vanguard FTSE Emerging Markets ETF	42,070	1-Month USD-LIBOR plus a specified spread	Monthly	07/18/2018	$2,015	$0	$(39)	$0	$(39)
JPM	Receive	Vanguard FTSE Developed Markets ETF	95,751	1-Month USD-LIBOR less a specified spread	Monthly	07/18/2018	4,302	0	(53)	0	(53)
SOG	Receive	Vanguard Small-Cap ETF	6,425	1-Month USD-LIBOR less a specified spread	Monthly	07/18/2018	970	0	(27)	0	(27)

								$0	$(119)	$0	$(119)

Total Swap Agreements								$0	$(119)	$0	$(119)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
AZD	$0	$0	$0	$0	$(1)	$0	$0	$(1)	$(1)	$0	$(1)
BPS	0	0	0	0	0	0	(39)	(39)	(39)	0	(39)
CBK	0	0	0	0	(7)	0	0	(7)	(7)	0	(7)
JPM	1	0	0	1	0	0	(53)	(53)	(52)	0	(52)
SOG	2	0	0	2	0	0	(27)	(27)	(25)	0	(25)
UAG	0	0	0	0	(2)	0	0	(2)	(2)	0	(2)

Total Over the Counter	$3	$0	$0	$3	$(10)	$0	$(119)	$(129)

(1)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3	$0	$3

Financial Derivative Instruments - Liabilities
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$10	$0	$10
Swap Agreements	0	0	119	0	0	119

	$0	$0	$119	$10	$0	$129

74	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

March 31, 2018

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(149)	$0	$0	$(149)
Written Options	0	0	111	0	0	111
Futures	0	0	(142)	0	0	(142)
Swap Agreements	0	(86)	0	0	0	(86)

	$0	$(86)	$(180)	$0	$0	$(266)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(237)	$0	$(237)
Written Options	0	0	6	0	0	6
Swap Agreements	0	5	1,837	0	0	1,842

	$0	$5	$1,843	$(237)	$0	$1,611

	$0	$(81)	$1,663	$(237)	$0	$1,345

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$76	$0	$0	$76
Written Options	0	0	(61)	0	0	(61)
Futures	0	0	(2)	0	0	(2)
Swap Agreements	0	40	0	0	0	40

	$0	$40	$13	$0	$0	$53

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$135	$0	$135
Swap Agreements	0	(5)	(137)	0	0	(142)

	$0	$(5)	$(137)	$135	$0	$(7)

	$0	$35	$(124)	$135	$0	$46

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$184	$0	$184
Japan Treasury Bills	0	376	0	376

	$0	$560	$0	$560

Investments in Affiliates, at Value
Mutual Funds	16,311	0	0	16,311
Short-Term Instruments
Central Funds Used for Cash Management Purposes	2,296	0	0	2,296

	$18,607	$0	$0	$18,607

Total Investments	$18,607	$560	$0	$19,167

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Financial Derivative Instruments - Assets
Over the counter	$0	$3	$0	$3

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(129)	$0	$(129)

Total Financial Derivative Instruments	$0	$(126)	$0	$(126)

Totals	$18,607	$434	$0	$19,041

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	75

Schedule of Investments PIMCO REALPATH® 2055 Fund

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 4.0%

SHORT-TERM INSTRUMENTS 4.0%

REPURCHASE AGREEMENTS (d) 2.1%
		$112

	PRINCIPAL AMOUNT (000S)
SHORT-TERM NOTES 1.9%
Federal Home Loan Bank
1.523% due 04/05/2018 (a)(b)	$100	100

Total Short-Term Instruments (Cost $212)		212

Total Investments in Securities (Cost $212)		212

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 95.4%

MUTUAL FUNDS (c) 71.1%
PIMCO CommodityRealReturn Strategy Fund®	16,014	$108
PIMCO Emerging Local Bond Fund	4,073	32
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	3,424	37
PIMCO High Yield Fund	7,270	63
PIMCO Income Fund	10,259	125
PIMCO Long Duration Total Return Fund	7,456	79
PIMCO Long-Term Credit Fund	6,664	79
PIMCO Real Return Asset Fund	12,959	108
PIMCO Real Return Fund	4,804	52
PIMCO RealEstateRealReturn Strategy Fund	40,444	313
PIMCO Short Asset Investment Fund	45,888	461
PIMCO StocksPLUS® Fund	199,846	2,244
PIMCO Total Return Fund	6,112	62

Total Mutual Funds (Cost $3,234)		3,763

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 24.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 24.3%
PIMCO Short-Term Floating NAV Portfolio III	130,405	$1,289

Total Short-Term Instruments (Cost $1,289)		1,289

Total Investments in Affiliates (Cost $4,523)		5,052

Total Investments 99.4% (Cost $4,735)		$5,264

Financial Derivative Instruments (e) (0.6)% (Cost or Premiums, net $0)		(33)

Other Assets and Liabilities, net 1.2%		67

Net Assets 100.0%		$5,298

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Zero coupon security.
(b)	Coupon represents a yield to maturity.
(c)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	03/29/2018	04/02/2018	$112	U.S. Treasury Notes 2.375% due 08/15/2024	$(118)	$112	$112

Total Repurchase Agreements						$(118)	$112	$112

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$112	$0	$0	$112	$(118)	$(6)

Total Borrowings and Other Financing Transactions	$112	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

76	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

March 31, 2018

(e)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received	Unrealized Appreciation/ (Depreciation)
					Asset	Liability
HUS	07/2018	PLN	13	$4	$0	$0
SOG	04/2018		13	4	0	0

Total Forward Foreign Currency Contracts					$0	$0

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON SECURITIES

Counterparty	Pay/Receive(1)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	Vanguard FTSE Emerging Markets ETF	11,643	1-Month USD-LIBOR plus a specified spread	Monthly	07/18/2018	$557	$0	$(11)	$0	$(11)
JPM	Receive	Vanguard FTSE Developed Markets ETF	26,500	1-Month USD-LIBOR less a specified spread	Monthly	07/18/2018	1,191	0	(15)	0	(15)
SOG	Receive	Vanguard Small-Cap ETF	1,766	1-Month USD-LIBOR less a specified spread	Monthly	07/18/2018	267	0	(7)	0	(7)

								$0	$(33)	$0	$(33)

Total Swap Agreements								$0	$(33)	$0	$(33)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
BPS	$0	$0	$0	$0	$0	$0	$(11)	$(11)	$(11)	$0	$(11)
JPM	0	0	0	0	0	0	(15)	(15)	(15)	0	(15)
SOG	0	0	0	0	0	0	(7)	(7)	(7)	0	(7)

Total Over the Counter	$0	$0	$0	$0	$0	$0	$(33)	$(33)

(1)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Over the counter
Swap Agreements	$0	$0	$33	$0	$0	$33

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	77

Schedule of Investments PIMCO REALPATH® 2055 Fund (Cont.)

March 31, 2018

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(10)	$0	$0	$(10)
Written Options	0	0	7	0	0	7
Futures	0	0	(28)	0	0	(28)
Swap Agreements	0	(4)	0	0	0	(4)

	$0	$(4)	$(31)	$0	$0	$(35)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(18)	$0	$(18)
Written Options	0	0	1	0	0	1
Swap Agreements	0	0	273	0	0	273

	$0	$0	$274	$(18)	$0	$256

	$0	$(4)	$243	$(18)	$0	$221

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$6	$0	$0	$6
Written Options	0	0	(4)	0	0	(4)
Swap Agreements	0	2	0	0	0	2

	$0	$2	$2	$0	$0	$4

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$9	$0	$9
Swap Agreements	0	0	(34)	0	0	(34)

	$0	$0	$(34)	$9	$0	$(25)

	$0	$2	$(32)	$9	$0	$(21)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$112	$0	$112
Short-Term Notes	0	100	0	100

	$0	$212	$0	$212

Investments in Affiliates, at Value
Mutual Funds	3,763	0	0	3,763
Short-Term Instruments
Central Funds Used for Cash Management Purposes	1,289	0	0	1,289

	$5,052	$0	$0	$5,052

Total Investments	$5,052	$212	$0	$5,264

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Financial Derivative Instruments - Liabilities
Over the counter	$0	$(33)	$0	$(33)

Total Financial Derivative Instruments	$0	$(33)	$0	$(33)

Totals	$5,052	$179	$0	$5,231

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

78	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

Schedule of Investments PIMCO REALPATH® Income Fund

March 31, 2018

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 101.4%

MUTUAL FUNDS (a) 83.3%
PIMCO Commodity Real Return Strategy Fund®	48,990	$331
PIMCO Emerging Local Bond Fund	53,495	419
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	90,516	976
PIMCO High Yield Fund	93,998	820
PIMCO Income Fund	214,105	2,614
PIMCO Long Duration Total Return Fund	46,732	493
PIMCO Long-Term Credit Fund	41,766	494
PIMCO Real Return Asset Fund	79,584	664
PIMCO Real Return Fund	139,781	1,524
PIMCO Real Estate Real Return Strategy Fund	55,659	431
PIMCO Stocks PLUS® Fund	281,196	3,158
PIMCO Total Return Fund	177,934	1,793

Total Mutual Funds (Cost $12,914)		13,717

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 18.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 18.1%
PIMCO Short-Term Floating NAV Portfolio III	300,946	$2,974

Total Short-Term Instruments (Cost $2,974)		2,974

Total Investments in Affiliates (Cost $15,888)		16,691

Total Investments 101.4% (Cost $15,888)		$16,691

Financial Derivative Instruments (b)(c) 0.0% (Cost or Premiums, net $58)		4

Other Assets and Liabilities, net (1.4)%		(228)
Net Assets 100.0%
		$16,467

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Institutional Class Shares of each Fund.

(b)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOE S&P 500	1,875.000	06/15/2018	3	$0	$8	$1
Put - CBOE S&P 500	2,000.000	06/15/2018	4	1	16	2
Put - CBOE S&P 500	1,950.000	09/21/2018	3	0	9	4
Put - CBOE S&P 500	2,075.000	09/21/2018	3	0	13	6
Put - CBOE S&P 500	2,250.000	12/21/2018	4	1	13	23
Put - CBOE S&P 500	2,400.000	12/21/2018	3	0	14	25

					$73	$61

Total Purchased Options					$73	$61

WRITTEN OPTIONS:

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE S&P 500	1,675.000	06/15/2018	4	$1	$(6)	$(1)
Put - CBOE S&P 500	1,725.000	09/21/2018	3	300	(5)	(2)
Put - CBOE S&P 500	1,975.000	12/21/2018	3	300	(4)	(7)

					$(15)	$(10)

Total Written Options					$(15)	$(10)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$61	$0	$0	$61	$(10)	$0	$0	$(10)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	79

Schedule of Investments PIMCO REALPATH® Income Fund (Cont.)

(c)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2018		$71	AUD	91	$0	$(1)
JPM	04/2018		19	GBP	14	0	0
MSB	07/2018	PLN	121		$36	0	0
SOG	04/2018		121		36	1	0

Total Forward Foreign Currency Contracts						$1	$(1)

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON SECURITIES

Counterparty	Pay/Receive(1)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	Vanguard FTSE Emerging Markets ETF	16,367	1-Month USD-LIBOR plus a specified spread	Monthly	07/18/2018	$785	$0	$(16)	$0	$(16)
JPM	Receive	Vanguard FTSE Developed Markets ETF	37,269	1-Month USD-LIBOR less a specified spread	Monthly	07/18/2018	1,675	0	(20)	0	(20)
SOG	Receive	Vanguard Small-Cap ETF	2,483	1-Month USD-LIBOR less a specified spread	Monthly	07/18/2018	375	0	(11)	0	(11)

								$0	$(47)	$0	$(47)

Total Swap Agreements								$0	$(47)	$0	$(47)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
AZD	$0	$0	$0	$0	$(1)	$0	$0	$(1)	$(1)	$0	$(1)
BPS	0	0	0	0	0	0	(16)	(16)	(16)	0	(16)
JPM	0	0	0	0	0	0	(20)	(20)	(20)	0	(20)
SOG	1	0	0	1	0	0	(11)	(11)	(10)	0	(10)

Total Over the Counter	$1	$0	$0	$1	$(1)	$0	$(47)	$(48)

(1)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

80	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

March 31, 2018

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$61	$0	$0	$61

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1	$0	$1

	$0	$0	$61	$1	$0	$62

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$10	$0	$0	$10

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1	$0	$1
Swap Agreements	0	0	47	0	0	47

	$0	$0	$47	$1	$0	$48

	$0	$0	$57	$1	$0	$58

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(164)	$0	$0	$(164)
Written Options	0	0	34	0	0	34
Futures	0	0	(82)	0	0	(82)
Swap Agreements	0	(24)	0	0	0	(24)

	$0	$(24)	$(212)	$0	$0	$(236)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(17)	$0	$(17)
Written Options	0	0	4	0	0	4
Swap Agreements	0	5	921	0	0	926

	$0	$5	$925	$(17)	$0	$913

	$0	$(19)	$713	$(17)	$0	$677

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$80	$0	$0	$80
Written Options	0	0	(14)	0	0	(14)
Futures	0	0	(1)	0	0	(1)
Swap Agreements	0	12	0	0	0	12

	$0	$12	$65	$0	$0	$77

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(3)	$0	$(3)
Swap Agreements	0	(5)	(51)	0	0	(56)

	$0	$(5)	$(51)	$(3)	$0	$(59)

	$0	$7	$14	$(3)	$0	$18

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	81

Schedule of Investments PIMCO REALPATH® Income Fund (Cont.)

March 31, 2018

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Mutual Funds	$13,717	$0	$0	$13,717
Short-Term Instruments
Central Funds Used for Cash Management Purposes	2,974	0	0	2,974

Total Investments	$16,691	$0	$0	$16,691

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	61	0	61
Over the counter	0	1	0	1

	$0	$62	$0	$62

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(10)	$0	$(10)
Over the counter	0	(48)	0	(48)

	$0	$(58)	$0	$(58)

Total Financial Derivative Instruments	$0	$4	$0	$4

Totals	$16,691	$4	$0	$16,695

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

82	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

Consolidated Schedule of Investments PIMCO Global Multi-Asset Fund

March 31, 2018

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 137.1%

CORPORATE BONDS & NOTES 11.0%

BANKING & FINANCE 7.0%
AerCap Ireland Capital DAC
3.750% due 05/15/2019		$100	$101
4.625% due 10/30/2020		1,500	1,545
American Honda Finance Corp.
2.137% due 11/05/2021 ~		190	190
Bank of America Corp.
5.875% due 03/15/2028 •(g)		290	292
Credit Suisse Group AG
3.869% due 01/12/2029 •		670	649
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022		900	907
Deutsche Bank AG
4.250% due 10/14/2021		2,800	2,846
Dexia Credit Local S.A.
2.375% due 09/20/2022		1,900	1,853
2.500% due 01/25/2021		480	477
Goldman Sachs Group, Inc.
2.876% due 10/31/2022 •		400	392
3.325% (US0003M + 1.200%) due 09/15/2020 ~		7,100	7,215
Indian Railway Finance Corp. Ltd.
3.917% due 02/26/2019		200	201
ING Bank NV
2.625% due 12/05/2022		800	785
International Lease Finance Corp.
6.250% due 05/15/2019		200	207
8.250% due 12/15/2020		200	223
Intesa Sanpaolo SpA
7.000% due 01/19/2021 •(g)(i)	EUR	400	537
Lincoln Finance Ltd.
6.875% due 04/15/2021		1,800	2,294
Lloyds Banking Group PLC
7.000% due 06/27/2019 •(g)(i)	GBP	200	294
MetLife, Inc.
6.817% due 08/15/2018		$100	102
Navient Corp.
4.875% due 06/17/2019		100	101
5.500% due 01/15/2019		600	608
8.450% due 06/15/2018		1,200	1,213
Nordea Kredit Realkreditaktieselskab
2.500% due 10/01/2047	DKK	3	0
Nykredit Realkredit A/S
2.500% due 10/01/2047		14	2
Realkredit Danmark A/S
1.000% due 04/01/2018		2,500	413
2.500% due 07/01/2047		93	16
Sberbank of Russia Via SB Capital S.A.
3.080% due 03/07/2019	EUR	2,460	3,095
State Bank of India
2.654% (US0003M + 0.950%) due 04/06/2020 ~		$1,000	1,001
Toronto-Dominion Bank
2.250% due 03/15/2021		1,200	1,179
UBS AG
2.355% (US0003M + 0.320%) due 12/07/2018 ~		600	601
2.450% due 12/01/2020		2,800	2,751
4.750% due 05/22/2023 •(i)		1,500	1,504

			33,594

INDUSTRIALS 1.5%
BAT Capital Corp.
2.423% due 08/14/2020 ~		800	803
Daimler Finance North America LLC
2.250% due 07/31/2019		200	198
eBay, Inc.
2.750% due 01/30/2023		400	387

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Enbridge, Inc.
2.108% due 01/10/2020 ~		$1,000	$998
Kinder Morgan, Inc.
7.250% due 06/01/2018		100	101
Mylan NV
3.750% due 12/15/2020		1,500	1,511
Pioneer Natural Resources Co.
6.875% due 05/01/2018		400	401
Telefonica Emisiones S.A.U.
5.877% due 07/15/2019		1,500	1,556
VMware, Inc.
2.950% due 08/21/2022		240	230
3.900% due 08/21/2027		100	95
Volkswagen Group of America Finance LLC
2.125% due 05/23/2019		1,100	1,093

			7,373

UTILITIES 2.5%
AT&T, Inc.
2.372% (US0003M + 0.650%) due 01/15/2020 ~		700	703
2.672% (US0003M + 0.950%) due 07/15/2021 ~		3,000	3,033
5.150% due 02/14/2050		800	810
5.300% due 08/14/2058		300	303
Gazprom OAO Via Gaz Capital S.A.
4.625% due 10/15/2018	EUR	370	465
Georgia Power Co.
4.250% due 12/01/2019		$400	409
NextEra Energy Capital Holdings, Inc.
2.372% due 09/03/2019 ~		840	840
Petrobras Global Finance BV
6.125% due 01/17/2022		2,100	2,249
7.250% due 03/17/2044		2,700	2,761
Sempra Energy
2.575% due 03/15/2021 ~		700	702

			12,275

Total Corporate Bonds & Notes (Cost $52,791)			53,242

U.S. GOVERNMENT AGENCIES 37.9%
Fannie Mae
2.422% (LIBOR01M + 0.550%) due 09/25/2041 ~		3,100	3,132
4.000% due 10/01/2040 †		8	8
Fannie Mae, TBA
3.000% due 04/01/2048		10,400	10,135
3.500% due 05/01/2033 - 05/01/2048		77,340	77,345
4.000% due 05/01/2048 - 06/01/2048		88,500	90,620
Freddie Mac
2.327% (LIBOR01M + 0.550%) due 07/15/2041 ~		1,212	1,224

Total U.S. Government Agencies (Cost $181,580)			182,464

U.S. TREASURY OBLIGATIONS 30.6%
U.S. Treasury Inflation Protected Securities (f)
0.125% due 04/15/2019 (n)(p)		1,335	1,334
0.125% due 04/15/2020		1,260	1,255
0.125% due 04/15/2021 (k)(n)		11,764	11,664
0.125% due 01/15/2022 (n)		548	542
0.125% due 04/15/2022 (p)		1,207	1,189
0.125% due 07/15/2022		1,649	1,632
0.125% due 07/15/2026 (k)		8,221	7,896
0.250% due 01/15/2025 (k)(n)(p)		22,108	21,611
0.375% due 07/15/2025 (k)(p)		10,799	10,658
0.375% due 01/15/2027 (k)		3,017	2,938
0.500% due 01/15/2028 (k)		9,597	9,419
0.625% due 01/15/2024		2,257	2,269

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.625% due 01/15/2026 (k)(n)(p)	$3,870	$3,868
0.875% due 02/15/2047 (k)	8,296	8,221
1.000% due 02/15/2048 (k)	3,578	3,665
1.750% due 01/15/2028 (k)(p)	4,250	4,670
2.000% due 01/15/2026 (p)	172	190
2.375% due 01/15/2025 (k)(n)	38,318	42,890
2.500% due 01/15/2029 (k)	6,262	7,413
3.375% due 04/15/2032 (p)	834	1,121
3.875% due 04/15/2029 (p)	365	485
U.S. Treasury Notes
2.250% due 11/15/2027 (k)	2,390	2,288

Total U.S. Treasury Obligations (Cost $148,304)		147,218

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.8%
Alliance Bancorp Trust
2.112% (US0001M + 0.240%) due 07/25/2037 ~	378	327
Bear Stearns Adjustable Rate Mortgage Trust
3.475% due 08/25/2033 ~	116	116
3.544% due 02/25/2036 ^~	146	145
3.724% due 07/25/2036 ^~	207	201
Countrywide Alternative Loan Trust
2.283% (12MTA + 1.000%) due 02/25/2036 ~	203	185
Countrywide Home Loan Mortgage Pass-Through Trust
2.512% (US0001M + 0.640%) due 03/25/2035 ~	94	93
3.402% due 09/20/2036 ^~	128	112
6.000% due 04/25/2036	355	313
Structured Adjustable Rate Mortgage Loan Trust
3.374% due 01/25/2035 ~	19	19
Structured Asset Mortgage Investments Trust
2.058% (US0001M + 0.250%) due 07/19/2035 ~	48	46
WaMu Mortgage Pass-Through Certificates Trust
2.202% (US0001M + 0.330%) due 01/25/2045 ~	2,484	2,473

Total Non-Agency Mortgage-Backed Securities (Cost $3,895)		4,030

ASSET-BACKED SECURITIES 2.8%
ACE Securities Corp. Home Equity Loan Trust
3.672% (US0001M + 1.800%) due 06/25/2034 ~	141	136
Aircraft Certificate Owner Trust
7.001% due 09/20/2022 «	229	240
Argent Mortgage Loan Trust
2.112% (LIBOR01M + 0.240%) due 05/25/2035 ~	661	629
Argent Securities Trust
2.022% (US0001M + 0.150%) due 07/25/2036 ~	451	380
CIT Mortgage Loan Trust
3.222% (LIBOR01M + 1.350%) due 10/25/2037 ~	2,196	2,212
Countrywide Asset-Backed Certificates
2.012% (US0001M + 0.140%) due 05/25/2035 ~	84	80
2.122% (US0001M + 0.250%) due 03/25/2037 ~	600	549
First Franklin Mortgage Loan Trust
2.342% (US0001M + 0.470%) due 11/25/2036 ~	1,200	1,062
Fremont Home Loan Trust
2.007% (US0001M + 0.135%) due 10/25/2036 ~	835	749
Halcyon Loan Advisors Funding Ltd.
2.665% due 04/20/2027 ~	400	398
Lehman ABS Manufactured Housing Contract Trust
7.170% due 04/15/2040 ^~	625	441

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	83

Consolidated Schedule of Investments PIMCO Global Multi-Asset Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Long Beach Mortgage Loan Trust
2.172% (US0001M + 0.300%) due 01/25/2036 ~		$1,849	$1,671
Navient Student Loan Trust
3.022% (US0001M + 1.150%) due 03/25/2066 ~		918	934
Neuberger Berman CLO Ltd.
0.000% due 04/15/2027 ~(a)		280	280
OFSI Fund Ltd.
2.881% (US0003M + 1.150%) due 04/17/2025 ~		379	379
Sound Point CLO Ltd.
2.582% due 04/15/2027 ~		1,300	1,301
Tralee CLO Ltd.
2.775% due 10/20/2027 ~		600	601
Venture CLO Ltd.
2.602% due 07/15/2027 ~		500	500
2.784% due 02/28/2026 ~		790	790
VOLT LLC
3.500% due 03/25/2047		215	215

Total Asset-Backed Securities (Cost $12,809)			13,547

SOVEREIGN ISSUES 20.3%
Argentina Government International Bond
6.875% due 01/26/2027		3,200	3,267
22.844% (BADLARPP) due 10/04/2022 ~	ARS	2,500	206
24.949% (BADLARPP + 2.000%) due 04/03/2022 ~		1,588	81
27.250% due 06/21/2020 ~		26,528	1,403
Australia Government International Bond
3.000% due 09/20/2025 (f)	AUD	2,709	2,427
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2018 (d)	BRL	3,800	1,134
Canadian Government Real Return Bond
0.500% due 12/01/2050 (f)	CAD	709	555
Cyprus Government International Bond
2.750% due 06/27/2024	EUR	160	211
3.750% due 07/26/2023		410	567
3.875% due 05/06/2022		380	525
4.250% due 11/04/2025		310	446
Development Bank of Japan, Inc.
2.125% due 09/01/2022		$500	484
France Government International Bond
0.100% due 03/01/2025 (f)	EUR	1,659	2,200
0.250% due 07/25/2024 (f)		773	1,047
Italy Buoni Poliennali Del Tesoro
0.100% due 05/15/2022 (f)		327	419
0.250% due 05/15/2018		1,600	1,971
1.650% due 04/23/2020 (f)		200	260
2.350% due 09/15/2024 (f)		887	1,274
Japan Bank for International Cooperation
2.375% due 07/21/2022		$300	293
Japan Government International Bond
0.100% due 03/10/2027 (f)	JPY	755,160	7,548
New Zealand Government International Bond
2.000% due 09/20/2025 (f)	NZD	849	640
Peru Government International Bond
6.150% due 08/12/2032	PEN	4,400	1,506
Spain Government International Bond
0.250% due 04/30/2018	EUR	8	10
2.150% due 10/31/2025		3,700	5,022
United Kingdom Gilt
0.125% due 03/22/2026 (f)	GBP	31,285	50,840
0.125% due 11/22/2065 (f)		706	2,297
1.875% due 11/22/2022 (f)		3,489	5,828
3.500% due 01/22/2045		2,723	5,262

Total Sovereign Issues (Cost $92,034)			97,723

	SHARES	MARKET VALUE (000S)
COMMON STOCKS 5.8%

ENERGY 1.5%
Andeavor Logistics LP	2,252	$101
Antero Midstream Partners LP	6,286	163
Buckeye Partners LP	2,410	90
Cheniere Energy Partners LP (m)	1,485	43
Cheniere Energy, Inc. (b)	4,869	260
Crestwood Equity Partners LP	3,660	94
DCP Midstream LP	8,068	283
Dominion Energy Midstream Partners LP	2,780	43
Enable Midstream Partners LP	12,020	165
Energy Transfer Equity LP	7,524	107
Energy Transfer Partners LP	43,088	699
Enterprise Products Partners LP	30,627	750
EQT Midstream Partners LP	2,896	171
Golar LNG Partners LP	2,475	42
Magellan Midstream Partners LP	5,667	331
MPLX LP	18,772	620
NGL Energy Partners LP	7,362	81
Noble Midstream Partners LP	1,567	73
ONEOK, Inc.	7,400	421
Phillips 66 Partners LP	5,148	246
Plains All American Pipeline LP	29,984	661
Rice Midstream Partners LP	4,554	82
Shell Midstream Partners LP	2,957	62
Sunoco LP	4,975	127
Tallgrass Energy Partners LP	2,351	89
Targa Resources Corp.	5,296	233
TransCanada Corp.	2,148	89
Valero Energy Partners LP	990	35
Western Gas Partners LP	7,222	308
Williams Cos., Inc.	5,693	142
Williams Partners LP	14,181	488

		7,099

FINANCIALS 1.8%
Bank of America Corp.	15,959	479
Bank of New York Mellon Corp.	9,337	481
BB&T Corp.	9,316	485
Citigroup, Inc.	6,941	468
JPMorgan Chase & Co.	4,364	480
M&T Bank Corp.	2,643	487
PNC Financial Services Group, Inc.	3,186	482
SunTrust Banks, Inc.	7,094	483
U.S. Bancorp	9,506	480
Validus Holdings Ltd.	30,956	2,088
Wells Fargo & Co.	9,240	484
XL Group Ltd.	35,078	1,938

		8,835

HEALTH CARE 0.3%
Akorn, Inc. (b)	68,124	1,275

INDUSTRIALS 0.9%
General Cable Corp.	70,656	2,091
Orbital ATK, Inc. (m)	15,571	2,065

		4,156

INFORMATION TECHNOLOGY 0.9%
Microsemi Corp. (b)(m)	29,158	1,887
NXP Semiconductors NV (b)	21,383	2,502

		4,389

		SHARES	MARKET VALUE (000S)
MATERIALS 0.4%
KapStone Paper and Packaging Corp.		59,349	$2,036

UTILITIES 0.0%
AmeriGas Partners LP		1,529	61

Total Common Stocks (Cost $29,540)			27,851

EXCHANGE-TRADED FUNDS 4.7%
iShares MSCI EAFE ETF		322,629	22,481

Total Exchange-Traded Funds (Cost $21,494)			22,481

REAL ESTATE INVESTMENT TRUSTS 2.7%

REAL ESTATE 2.7%
Alexandria Real Estate Equities, Inc.		8,427	1,052
American Tower Corp.		10,666	1,550
Apartment Investment & Management Co. ‘A’		31,482	1,283
Duke Realty Corp. (m)		50,624	1,341
Equinix, Inc.		3,519	1,471
Equity Residential		21,248	1,309
GGP, Inc. (m)		67,732	1,386
Invitation Homes, Inc.		35,164	803
Simon Property Group, Inc. (m)		10,309	1,591
Sun Communities, Inc.		11,968	1,094

Total Real Estate Investment Trusts (Cost $13,203)			12,880

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 20.5%

CERTIFICATES OF DEPOSIT 0.9%
Barclays Bank PLC
1.940% due 09/04/2018		$1,600	1,596
2.355% due 05/17/2018		2,900	2,902

			4,498

COMMERCIAL PAPER 1.1%
Bank of Montreal
1.475% due 04/09/2018	CAD	100	78
1.489% due 04/04/2018		614	476
1.492% due 04/05/2018		400	310
1.504% due 04/02/2018		600	466
Bank of Nova Scotia
1.504% due 04/02/2018		1,600	1,242
1.516% due 04/09/2018		100	78
Canadian Imperial Bank of Commerce
1.487% due 04/12/2018		300	233
1.488% due 04/16/2018		100	77
HSBC Bank Canada
1.505% due 04/06/2018		400	310
1.514% due 04/10/2018		200	155
1.514% due 04/12/2018		500	388
National Bank of Canada
1.461% due 04/05/2018		100	78
Royal Bank of Canada
1.501% due 04/16/2018		500	388
Toronto Dominion Bank
1.489% due 04/16/2018		400	310
1.496% due 04/09/2018		186	144
1.496% due 04/10/2018		100	78
1.507% due 04/02/2018		400	310

			5,121

84	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

March 31, 2018

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
REPURCHASE AGREEMENTS (j) 10.7%
			$51,816

ARGENTINA TREASURY BILLS 0.9%
24.220% due 04/13/2018 - 11/16/2018 (c)(d)	ARS	43,294	4,201

FRANCE TREASURY BILLS 0.7%
(0.791)% due 04/18/2018 (d)(e)	EUR	2,600	3,200

GREECE TREASURY BILLS 0.4%
1.308% due 06/08/2018 - 08/31/2018 (c)(d)		1,560	1,912

ITALY TREASURY BILLS 0.2%
(0.229)% due 04/30/2018 - 05/14/2018 (c)(d)(e)		792	975

JAPAN TREASURY BILLS 5.1%
(0.222)% due 04/05/2018 - 05/21/2018 (c)(d)	JPY	2,621,100	24,635

NIGERIA TREASURY BILLS 0.3%
15.493% due 10/04/2018 - 11/29/2018 (c)(d)	NGN	583,800	1,483

SPAIN TREASURY BILLS 0.0%
(1.080)% due 04/06/2018 (d)(e)	EUR	100	123

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.K. TREASURY BILLS 0.2%
0.240% due 04/20/2018 (d)(e)	GBP	600	$842

U.S. TREASURY BILLS 0.0%
1.502% due 04/19/2018 (c)(d)(p)		$89	89

Total Short-Term Instruments (Cost $98,655)			98,895

Total Investments in Securities (Cost $654,305)			660,331

		SHARES
INVESTMENTS IN AFFILIATES 22.9%

MUTUAL FUNDS (h) 22.7%
PIMCO EqS® Long/Short Fund		910,115	10,657
PIMCO Income Fund		3,280,761	40,058
PIMCO Mortgage Opportunities Fund		2,066,977	22,778
PIMCO Preferred and Capital Securities Fund		1,371,296	14,138
PIMCO RAE Fundamental PLUS Fund		2,647,567	19,857
PIMCO Real Return Limited Duration Fund		191,001	1,855

Total Mutual Funds (Cost $104,683)			109,343

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.2%
PIMCO Short-Term Floating NAV Portfolio III	117,038	$1,157

Total Short-Term Instruments (Cost $1,157)		1,157

Total Investments in Affiliates (Cost $105,840)		110,500

Total Investments 160.1% (Cost $760,145)		$770,831

Financial Derivative Instruments (l)(o) (0.2)% (Cost or Premiums, net $1,309)		(903)

Other Assets and Liabilities, net (59.9)%		(288,388)

Net Assets 100.0%		$481,540

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
†	All or a portion of this security is owned by PIMCO Cayman Commodity Fund II, Ltd., which is a 100% owned subsidiary of the Fund.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	When-issued security.
(b)	Security did not produce income within the last twelve months.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Institutional Class Shares of each Fund.
(i)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(j)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate		Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
DEU	1.900	% †	03/29/2018	04/02/2018	$8,000	U.S. Treasury Bonds 2.500% due 02/15/2046	$(8,213)	$8,000	$8,002
FICC	1.250		03/29/2018	04/02/2018	530	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	(543)	530	530
SAL	1.910	†	03/29/2018	04/02/2018	42,700	U.S. Treasury Notes 1.750% due 05/31/2022	(43,594)	42,700	42,709
SSB	0.600	†	03/29/2018	04/02/2018	586	U.S. Treasury Notes 1.625% due 12/31/2019(2)	(601)	586	586

Total Repurchase Agreements							$(52,951)	$51,816	$51,827

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	85

Consolidated Schedule of Investments PIMCO Global Multi-Asset Fund (Cont.)

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Amount Borrowed(3)	Payable for Reverse Repurchase Agreements
BOS	1.680%	01/26/2018	04/26/2018	$(7,920)	$(7,944)
	1.700	03/21/2018	04/16/2018	(540)	(540)
	2.040	03/21/2018	04/04/2018	(4,608)	(4,611)
BSN	1.590	03/06/2018	04/02/2018	(4,115)	(4,120)
GRE	2.050	03/28/2018	04/04/2018	(2,785)	(2,786)
	2.200	03/28/2018	04/04/2018	(5,596)	(5,598)
IND	1.600	01/17/2018	04/17/2018	(924)	(927)
	1.600	01/18/2018	04/18/2018	(718)	(720)
	1.620	01/22/2018	04/23/2018	(6,347)	(6,367)
	1.620	02/07/2018	04/09/2018	(13,647)	(13,681)
	1.630	02/08/2018	04/10/2018	(15,347)	(15,384)
	1.630	02/09/2018	04/10/2018	(2,987)	(2,993)
	1.650	02/13/2018	04/13/2018	(4,969)	(4,980)
	1.900	03/26/2018	04/26/2018	(10,949)	(10,953)
RCY	1.710	02/14/2018	05/16/2018	(4,491)	(4,501)
	1.720	02/15/2018	05/17/2018	(3,034)	(3,041)
SCX	1.640	01/19/2018	04/19/2018	(16,926)	(16,982)

Total Reverse Repurchase Agreements					$(106,128)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed(3)	Payable for Sale-Buyback Transactions(4)
BPG	2.100%	03/26/2018	04/02/2018	$(2,451)	$(2,451)
GSC	1.750	03/13/2018	04/13/2018	(2,283)	(2,282)
	1.750	03/21/2018	04/13/2018	(2,283)	(2,282)
	1.950	03/27/2018	04/10/2018	(786)	(786)
TDM	1.650	01/29/2018	04/13/2018	(4,623)	(4,621)
	1.680	02/16/2018	04/13/2018	(1,138)	(1,137)

Total Sale-Buyback Transactions					$(13,559)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (9.3)%
Fannie Mae, TBA	3.000%	04/01/2048	$ 24,000	$(23,228)	$(23,389)
Fannie Mae, TBA	3.000	05/01/2048	22,000	(21,426)	(21,411)

Total Short Sales (9.3)%				$(44,654)	$(44,800)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(4)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(5)
PIMCO Global Multi-Asset Fund
Global/Master Repurchase Agreement
BOS	$0	$(13,095)	$0	$(13,095)	$13,084	$(11)
BSN	0	(4,120)	0	(4,120)	4,126	6
FICC	530	0	0	530	(543)	(13)
GRE	0	(8,384)	0	(8,384)	8,392	8
IND	0	(56,005)	0	(56,005)	56,245	240
RCY	0	(7,542)	0	(7,542)	7,622	80
SCX	0	(16,982)	0	(16,982)	16,844	(138)

Master Securities Forward Transaction Agreement
BPG	0	0	(2,451)	(2,451)	2,466	15
GSC	0	0	(5,350)	(5,350)	5,365	15
TDM	0	0	(5,758)	(5,758)	5,750	(8)

86	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

March 31, 2018

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(4)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(5)
PIMCO Cayman Commodity Fund II, Ltd. (Subsidiary)
Global/Master Repurchase Agreement
DEU	$8,002	$0	$0	$8,002	$(8,213)	$(211)
SAL	42,709	0	0	42,709	(43,594)	(885)
SSB	586	0	0	586	(601)	(15)

Total Borrowings and Other Financing Transactions	$51,827	$(106,128)	$(13,559)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(98,586)	$(7,542)	$0	$(106,128)

Total	$0	$(98,586)	$(7,542)	$0	$(106,128)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(13,559)	0	0	(13,559)

Total	$0	$(13,559)	$0	$0	$(13,559)

Total Borrowings	$0	$(112,145)	$(7,542)	$0	$(119,687)

Payable for reverse repurchase agreements and sale-buyback financing transactions					$(119,687)

(k)	Securities with an aggregate market value of $120,021 have been pledged as collateral under the terms of the above master agreements as of March 31, 2018.

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.
(3)	The average amount of borrowings outstanding during the period ended March 31, 2018 was $(82,380) at a weighted average interest rate of 1.243%.
(4)	Payable for sale-buyback transactions includes $(6) of deferred price drop.
(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. The Fund and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(l)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOT U.S. Treasury 2-Year Note June 2018 Futures	$ 107.625	05/25/2018	5	$10	$0	$0
Put - CBOT U.S. Treasury 5-Year Note June 2018 Futures	105.500	05/25/2018	184	184	1	1
Put - CBOT U.S. Treasury 10-Year Note June 2018 Futures	112.500	05/25/2018	14	14	0	0
Put - CBOT U.S. Treasury 10-Year Note June 2018 Futures	113.000	05/25/2018	79	79	1	0
Call - CBOT U.S. Treasury 10-Year Note June 2018 Futures	142.000	05/25/2018	197	197	2	0
Call - CBOT U.S. Treasury 30-Year Bond June 2018 Futures	175.000	05/25/2018	1	1	0	0
Call - CBOT U.S. Treasury 30-Year Bond June 2018 Futures	178.000	05/25/2018	89	89	1	0
Call - CBOT U.S. Treasury 30-Year Bond June 2018 Futures	200.000	05/25/2018	187	187	1	0
Call - CBOT U.S. Treasury Ultra Long-Term Bond June 2018 Futures	210.000	05/25/2018	4	4	0	0

					$6	$1

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOE S&P 500	2,675.000	06/15/2018	37	3,700	$298	$365
Call - CBOE S&P 500	2,725.000	06/15/2018	19	1,900	137	72
Put - CBOE S&P 500	2,650.000	09/21/2018	18	1,800	182	232
Put - CBOE S&P 500	2,650.000	12/21/2018	18	1,800	224	284
Call - EUREX EURO STOXX 50	3,750.000	12/21/2018	115	1,150	149	26

					$990	$979

Total Purchased Options					$996	$980

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	87

Consolidated Schedule of Investments PIMCO Global Multi-Asset Fund (Cont.)

WRITTEN OPTIONS:

COMMODITY OPTIONS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - NYMEX Crude June Futures †	$ 65.000	05/17/2018	24	24,000	$(19)	$(51)
Call - NYMEX Crude May Futures †	64.000	04/17/2018	12	12,000	(10)	(22)
Call - NYMEX Crude May Futures †	66.500	04/17/2018	12	12,000	(10)	(8)
Put - NYMEX Natural Gas June Futures †	2.600	05/25/2018	24	240,000	(9)	(7)
Put - NYMEX Natural Gas June Futures †	2.650	05/25/2018	12	120,000	(5)	(5)
Put - NYMEX Natural Gas May Futures †	2.450	04/25/2018	12	120,000	(6)	0
Put - NYMEX Natural Gas May Futures †	2.500	04/25/2018	36	360,000	(14)	(2)

					$(73)	$(95)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note May 2018 Futures	$ 120.000	04/20/2018	112	$112	$(31)	$(10)
Call - CBOT U.S. Treasury 10-Year Note May 2018 Futures	121.500	04/20/2018	112	112	(23)	(35)
Put - CBOT U.S. Treasury 30-Year Bond May 2018 Futures	143.000	04/20/2018	24	24	(21)	(3)
Call - CBOT U.S. Treasury 30-Year Bond May 2018 Futures	145.000	04/20/2018	32	32	(34)	(67)

					$(109)	$(115)

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE NASDAQ 100	6,675.000	04/20/2018	7	700	$(27)	$(148)
Put - CBOE S&P 500	2,550.000	06/15/2018	37	3,700	(186)	(203)
Call - CBOE S&P 500	2,800.000	06/15/2018	38	3,800	(133)	(59)
Put - CBOE S&P 500	2,400.000	09/21/2018	36	3,600	(182)	(216)
Put - CBOE S&P 500	2,350.000	12/21/2018	75	7,500	(409)	(555)
Put - CBOE S&P 500	2,550.000	12/21/2018	18	1,800	(176)	(222)
Put - EUREX EURO STOXX 50	3,250.000	12/21/2018	115	1,150	(153)	(256)
Put - EUREX EURO STOXX Banks	125.000	04/20/2018	610	30,500	(35)	(72)

					$(1,301)	$(1,731)

Total Written Options					$(1,483)	$(1,941)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

	Expiration Month	# of Contracts	Notional Amount			Unrealized Appreciation/ (Depreciation)	Variation Margin
Description							Asset	Liability
Brent (ICE) Dubai August Futures †	08/2018	33	$		95	$37	$1	$0
Brent (ICE) Dubai December Futures †	12/2018	33			99	41	0	0
Brent (ICE) Dubai July Futures †	07/2018	33			95	37	1	0
Brent (ICE) Dubai November Futures †	11/2018	33			97	38	0	0
Brent (ICE) Dubai October Futures †	10/2018	33			96	37	0	0
Brent (ICE) Dubai September Futures †	09/2018	33			96	37	0	0
Brent Crude July Futures †	05/2018	7			482	14	4	0
Brent Crude June Futures †	04/2018	16			1,109	32	9	0
Brent Crude September Futures †	07/2018	16			1,087	70	7	0
Call Options Strike @ EUR 170.000 on Euro-OAT France Government 10-Year Bond June 2018 Futures	05/2018	111		EUR	1	0	0	0
Cotton No. 2 December Futures †	12/2018	9		$	350	(2)	3	0
E-mini Russell 2000 June Futures	06/2018	65			4,976	(203)	45	0
E-mini S&P 500 Index June Futures	06/2018	575			75,986	(3,127)	1,018	0
Euro STOXX 50 June Futures	06/2018	670		EUR	27,049	(424)	429	0
Euro-BTP Italy Government Bond June Futures	06/2018	29			4,952	128	39	0
Euro-Bund 10-Year Bond June Futures	06/2018	191			37,469	719	46	0
FTSE 100 Index June Futures	06/2018	87		GBP	8,536	(141)	106	0
Gas Oil September Futures †	09/2018	19		$	1,156	64	3	0
Hang Seng China Enterprises Index April Futures	04/2018	44		HKD	3,377	16	4	(81)
JPX Nikkei Index 400 June Futures	06/2018	1,340		JPY	19,117	257	202	0
Lead September Futures †	09/2018	9		$	539	(6)	0	0
Natural Gas May Futures †	04/2018	2			55	0	1	0

88	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

March 31, 2018

	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
Description						Asset	Liability
Natural Gas September Futures †	08/2018	38	$	1,077	$(7)	$9	$0
New York Harbor ULSD September Futures †	08/2018	10		848	45	4	0
Nikkei 225 June Futures	06/2018	94	JPY	9,486	47	356	0
Put Options Strike @ EUR 122.000 on Euro-Bobl June 2018 Futures	05/2018	58	EUR	0	0	0	0
Put Options Strike @ EUR 126.500 on Euro-Bobl June 2018 Futures	05/2018	59		0	0	0	0
Put Options Strike @ EUR 141.000 on Euro-Bund 10-Year Bond June 2018 Futures	05/2018	184		2	0	0	0
Put Options Strike @ EUR 149.500 on Euro-Bund 10-Year Bond June 2018 Futures	05/2018	1		0	0	0	0
RBOB Gasoline September Futures †	08/2018	13	$	1,081	53	3	0
S&P/Toronto Stock Exchange 60 June Futures	06/2018	42	CAD	5,907	(58)	70	(9)
Soybean November Futures †	11/2018	22	$	1,153	6	34	0
U.S. Treasury 10-Year Note June Futures	06/2018	14		1,696	14	3	0
WTI Crude December Futures †	11/2018	37		2,291	70	12	0
WTI Crude March Futures †	02/2019	75		4,536	150	20	0
WTI Crude May Futures †	04/2018	12		779	24	7	0
Zinc September Futures †	09/2018	14		1,144	(8)	0	0

					$(2,040)	$2,436	$(90)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Aluminum September Futures †	09/2018	22	$	(1,108)	$51	$0	$0
Arabica Coffee September Futures †	09/2018	24		(1,101)	31	0	(3)
Australia Government 10-Year Bond June Futures	06/2018	11	AUD	(1,095)	(20)	1	(6)
Call Options Strike @ USD 69.000 on Brent Crude June 2018 Futures †	04/2018	12	$	(23)	(12)	0	(2)
Call Options Strike @ USD 69.500 on Brent Crude July 2018 Futures †	05/2018	12		(27)	(16)	0	(1)
Call Options Strike @ USD 70.000 on Brent Crude June 2018 Futures †	04/2018	12		(18)	(7)	0	(1)
Call Options Strike @ USD 70.500 on Brent Crude June 2018 Futures †	04/2018	12		(15)	(5)	0	(1)
Call Options Strike @ USD 74.500 on Brent Crude July 2018 Futures †	05/2018	12		(10)	2	0	0
Cocoa September Futures †	09/2018	10		(260)	(12)	5	0
Copper September Futures †	09/2018	17		(1,302)	38	0	(10)
Corn September Futures †	09/2018	68		(1,371)	(14)	0	(49)
E-mini NASDAQ 100 Index June Futures	06/2018	8		(1,055)	(1)	6	(1)
Euro-BTP Italy Government Bond June Futures	06/2018	1	EUR	(139)	(1)	0	0
Euro-OAT France Government 10-Year Bond June Futures	06/2018	111		(21,114)	(430)	0	(38)
Gold 100 oz. June Futures †	06/2018	95	$	(12,609)	(8)	26	0
Japan Government 10-Year Bond June Futures	06/2018	29	JPY	(41,091)	(96)	24	(3)
Mini MSCI Emerging Markets Index June Futures	06/2018	232	$	(13,778)	354	0	(285)
Natural Gas June Futures †	05/2018	7		(194)	(2)	0	(2)
Natural Gas May Futures †	04/2018	6		(164)	(3)	0	(4)
Put Options Strike @ EUR 129.000 on Euro-Bobl June 2018 Futures	05/2018	58	EUR	(1)	22	1	0
Put Options Strike @ EUR 130.000 on Euro-Bobl June 2018 Futures	05/2018	59		(3)	20	2	0
Silver May Futures †	05/2018	13	$	(1,057)	27	0	(1)
Sugar No. 11 October Futures †	09/2018	73		(1,052)	91	0	(7)
U.S. Treasury 2-Year Note June Futures	06/2018	5		(1,063)	0	0	0
U.S. Treasury 30-Year Bond June Futures	06/2018	212		(31,085)	(839)	0	(173)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2018	4		(642)	(21)	0	(5)
United Kingdom Long Gilt June Futures	06/2018	309	GBP	(53,246)	(892)	0	(295)
WTI Crude August Futures †	08/2018	63	$	(3,999)	(148)	0	(25)
WTI Crude June Futures †	05/2018	14		(908)	(45)	0	(9)

					$(1,936)	$65	$(921)

Total Futures Contracts					$(3,976)	$2,501	$(1,011)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)

Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
Altria Group, Inc.	(1.000)%	Quarterly	06/20/2021	0.194%	$900	$(27)	$4	$(23)	$0	$0
Boston Scientific Corp.	(1.000)	Quarterly	06/20/2020	0.163	1,200	(31)	8	(23)	0	0
Cigna Corp.	(1.000)	Quarterly	03/20/2021	0.284	200	(6)	2	(4)	0	0
Kraft Heinz Foods Co.	(1.000)	Quarterly	09/20/2020	0.291	700	(16)	4	(12)	0	0

						$(80)	$18	$(62)	$0	$0

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	89

Consolidated Schedule of Investments PIMCO Global Multi-Asset Fund (Cont.)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Daimler AG	1.000%	Quarterly	12/20/2020	0.311%	EUR	450	$7	$4	$11	$0	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.HY-29 5-Year Index	(5.000)%	Quarterly	12/20/2022		$12,980	$(887)	$25	$(862)	$0	$(53)
CDX.IG-30 5-Year Index	(1.000)	Quarterly	06/20/2023		16,500	(300)	22	(278)	0	(16)
iTraxx Europe Main 26 5-Year Index	(1.000)	Quarterly	12/20/2021	EUR	17,700	(254)	(280)	(534)	0	(14)
iTraxx Europe Main 28 5-Year Index	(1.000)	Quarterly	12/20/2022		49,500	(1,317)	(106)	(1,423)	0	(35)

						$(2,758)	$(339)	$(3,097)	$0	$(118)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay(6)	1-Day EUR-EONIA Compounded-OIS	0.050%	Annual	09/19/2021	EUR	4,500	$(5)	$14	$9	$3	$0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.000	Annual	12/15/2047		$3,680	9	286	295	0	(5)
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.428	Annual	12/20/2047		700	2	(10)	(8)	0	(1)
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.478	Annual	12/20/2047		1,499	12	(46)	(34)	0	(2)
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.499	Annual	12/20/2047		880	2	(26)	(24)	0	(1)
Receive(6)	3-Month NZD-BBR	3.250	Semi-Annual	03/21/2028	NZD	200	1	(3)	(2)	0	(1)
Receive	3-Month USD-LIBOR	2.000	Annual	12/20/2019		$200	(1)	2	1	0	0
Receive(6)	3-Month USD-LIBOR	1.750	Semi-Annual	06/20/2020		36,100	707	(91)	616	0	(2)
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2022		19,000	24	(308)	(284)	9	0
Pay(6)	3-Month USD-LIBOR	2.678	Semi-Annual	10/25/2023		6,900	0	(32)	(32)	7	0
Pay(6)	3-Month USD-LIBOR	2.670	Semi-Annual	11/19/2023		9,000	0	(47)	(47)	9	0
Pay(6)	3-Month USD-LIBOR	2.681	Semi-Annual	12/12/2023		9,000	0	(44)	(44)	9	0
Pay(6)	3-Month USD-LIBOR	2.500	Semi-Annual	12/19/2023		9,400	10	(136)	(126)	9	0
Receive(6)	3-Month USD-LIBOR	2.500	Semi-Annual	02/22/2026		7,910	(25)	145	120	0	(11)
Receive(6)	3-Month USD-LIBOR	2.400	Semi-Annual	03/16/2026		14,900	(56)	347	291	0	(22)
Receive(6)	3-Month USD-LIBOR	2.400	Semi-Annual	12/07/2026		30,700	296	318	614	0	(44)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		3,790	215	68	283	0	(6)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		1,800	(19)	55	36	0	(4)
Receive(6)	3-Month USD-LIBOR	3.100	Semi-Annual	04/17/2028		19,870	(131)	(26)	(157)	0	(31)
Receive(6)	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		8,000	375	5	380	0	(17)
Receive(6)	3-Month USD-LIBOR	2.765	Semi-Annual	07/18/2028		14,400	51	30	81	0	(32)
Pay(6)	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		560	(45)	1	(44)	3	0
Receive(6)	6-Month GBP-LIBOR	1.250	Semi-Annual	09/19/2020	GBP	29,900	2	8	10	0	(29)
Receive(6)	6-Month GBP-LIBOR	1.750	Semi-Annual	09/19/2048		5,280	(278)	(148)	(426)	0	(44)
Receive	6-Month JPY-LIBOR	0.250	Semi-Annual	09/18/2020	JPY	40,000	(6)	4	(2)	0	0
Pay	6-Month JPY-LIBOR	1.000	Semi-Annual	09/18/2023		1,080,000	388	100	488	0	(3)
Pay	6-Month JPY-LIBOR	1.000	Semi-Annual	03/20/2024		1,220,000	470	120	590	0	(4)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027		1,190,000	(22)	(7)	(29)	4	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		350,000	(6)	4	(2)	1	0
Receive(6)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		220,000	(12)	(5)	(17)	1	0
Pay	6-Month JPY-LIBOR	1.500	Semi-Annual	12/20/2044		513,000	113	744	857	0	(5)
Pay	28-Day MXN-TIIE	7.200	Lunar	06/05/2024	MXN	51,800	1	(38)	(37)	8	0
Pay	28-Day MXN-TIIE	8.280	Lunar	11/28/2036		16,900	86	(49)	37	6	0
Pay	28-Day MXN-TIIE	7.480	Lunar	06/18/2037		5,690	1	(15)	(14)	2	0
Pay	CPTFEMU	1.295	Maturity	03/15/2021	EUR	4,500	0	3	3	0	(1)
Receive	CPTFEMU	1.385	Maturity	12/15/2026		1,060	(2)	(12)	(14)	1	0
Receive	CPTFEMU	1.360	Maturity	06/15/2027		3,000	(45)	(9)	(54)	2	0
Receive	CPTFEMU	1.520	Maturity	11/15/2027		6,440	(37)	39	2	7	0
Receive	CPTFEMU	1.535	Maturity	03/15/2028		4,500	1	7	8	3	0
Pay	CPTFEMU	1.710	Maturity	03/15/2033		800	(1)	(7)	(8)	0	(1)
Receive	CPTFEMU	1.946	Maturity	03/15/2048		4,840	51	37	88	1	0
Pay	CPURNSA	1.460	Maturity	07/18/2018		$7,900	0	87	87	21	0
Pay	CPURNSA	2.070	Maturity	03/23/2019		340	0	0	0	0	0
Receive	CPURNSA	1.715	Maturity	07/18/2019		7,900	0	(98)	(98)	0	(18)
Receive	CPURNSA	2.070	Maturity	10/04/2019		9,900	0	(84)	(84)	0	(28)

90	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

March 31, 2018

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	CPURNSA	2.027%	Maturity	11/23/2020		$5,100	$0	$43	$43	$5	$0
Pay	CPURNSA	2.021	Maturity	11/25/2020		4,900	0	43	43	5	0
Pay	CPURNSA	1.550	Maturity	07/26/2021		1,900	64	(1)	63	2	0
Pay	CPURNSA	1.603	Maturity	09/12/2021		1,390	42	(1)	41	1	0
Pay	CPURNSA	1.955	Maturity	07/25/2024		8,200	0	184	184	8	0
Receive	CPURNSA	2.063	Maturity	05/12/2025		22,600	0	(182)	(182)	0	(8)
Receive	CPURNSA	1.730	Maturity	07/26/2026		1,900	(102)	4	(98)	0	(2)
Receive	CPURNSA	1.081	Maturity	09/12/2026		1,390	(64)	3	(61)	0	(1)
Receive	CPURNSA	1.780	Maturity	09/15/2026		6,700	(325)	14	(311)	0	(6)
Receive	CPURNSA	2.102	Maturity	07/20/2027		5,700	0	(110)	(110)	0	(3)
Receive	CPURNSA	2.122	Maturity	08/01/2027		3,800	0	(69)	(69)	0	(2)
Receive	CPURNSA	2.180	Maturity	09/20/2027		1,730	0	(25)	(25)	0	(1)
Receive	CPURNSA	2.150	Maturity	09/25/2027		1,700	0	(30)	(30)	0	(1)
Receive	CPURNSA	2.156	Maturity	10/17/2027		1,900	0	(32)	(32)	0	(1)
Pay	FRCPXTOB	1.165	Maturity	03/15/2020	EUR	1,640	0	0	0	0	(1)
Receive	FRCPXTOB	1.350	Maturity	01/15/2023		1,470	0	5	5	0	0
Receive	FRCPXTOB	1.575	Maturity	01/15/2028		7,210	0	53	53	2	0
Receive	FRCPXTOB	1.590	Maturity	02/15/2028		4,460	0	41	41	0	0
Receive	FRCPXTOB	1.606	Maturity	02/15/2028		760	0	9	9	0	0
Receive	FRCPXTOB	1.910	Maturity	01/15/2038		440	1	14	15	0	0
Receive	UKRPI	3.400	Maturity	06/15/2030	GBP	27,800	10	1,136	1,146	17	0
Receive	UKRPI	3.530	Maturity	10/15/2031		500	5	14	19	0	0
Receive	UKRPI	3.470	Maturity	09/15/2032		800	(12)	28	16	0	(1)
Pay	UKRPI	3.585	Maturity	10/15/2046		240	(29)	0	(29)	2	0
Pay	UKRPI	3.428	Maturity	03/15/2047		1,810	125	(95)	30	18	0

							$1,841	$2,229	$4,070	$166	$(339)

Total Swap Agreements							$(990)	$1,912	$922	$166	$(458)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
PIMCO Global Multi-Asset Fund(7)	$ 980	$2,352	$166	$3,498	$(1,846)	$(896)	$(458)	$(3,200)
PIMCO Cayman Commodity Fund II, Ltd. (Subsidiary)(7)	0	149	0	149	(95)	(115)	0	(210)

Total Exchange-Traded or Centrally Cleared	$980	$2,501	$166	$3,647	$(1,941)	$(1,011)	$(458)	$(3,410)

(m)	Securities with an aggregate market value of $6,016 have been pledged as collateral as of March 31, 2018 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(n)	Securities with an aggregate market value of $13,355 and cash of $4,627 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(7)

The Fund and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	91

Consolidated Schedule of Investments PIMCO Global Multi-Asset Fund (Cont.)

(o)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2018	AUD	3,372		$2,643	$53	$0
BOA	04/2018	ARS	3,928		194	0	(1)
	04/2018	EUR	1,560		1,929	9	0
	04/2018	JPY	482,300		4,333	4	(204)
	04/2018	SEK	16,223		1,980	38	0
	04/2018		$2,693	DKK	16,798	80	0
	04/2018		185	RUB	10,792	3	0
	04/2018		2,546	SEK	20,653	0	(73)
	05/2018		192	ARS	3,928	0	0
	05/2018		1,985	SEK	16,223	0	(38)
	05/2018	ZAR	27,933		$2,308	0	(40)
BPS	04/2018	JPY	30,000		271	0	(11)
	04/2018		$1,956	EUR	1,578	0	(14)
	04/2018		480	IDR	6,625,148	2	0
	04/2018		487	INR	31,808	1	0
	05/2018	PEN	5,296		$1,620	0	(19)
	06/2018		$43	ARS	864	0	(2)
BRC	04/2018	GBP	600		$840	0	(3)
	04/2018	THB	31,984		1,020	0	(3)
	04/2018		$192	ARS	3,928	3	0
	05/2018		2,650	MXN	49,653	66	0
	06/2018	RUB	377,236		$6,622	90	0
CBK	04/2018	CAD	286		220	0	(2)
	04/2018	DKK	16,799		2,762	6	(16)
	04/2018	EUR	2,908		3,593	11	0
	04/2018	GBP	40,829		57,422	139	0
	04/2018	JPY	561,500		5,313	34	0
	04/2018		$364	EUR	296	0	0
	04/2018		563	GBP	405	6	0
	05/2018	JPY	750,000		$6,898	0	(161)
	05/2018		$924	JPY	98,000	0	(2)
	06/2018		847	IDR	11,722,414	2	0
	07/2018		2,351	DKK	14,113	0	(6)
DUB	05/2018	EUR	1,600		$1,982	8	0
	06/2018	TWD	36,745		1,268	0	(4)
	07/2018	BRL	3,800		1,123	3	(22)
FBF	07/2018		$2,453	COP	7,060,257	64	0
GLM	04/2018	CAD	1,014		$786	1	(2)
	04/2018	CZK	35,815		1,746	10	0
	04/2018	DKK	2,525		387	0	(30)
	04/2018	EUR	979		1,213	9	0
	04/2018	JPY	147,300		1,402	18	0
	04/2018	TWD	14,564		501	0	0
	04/2018		$582	CZK	11,942	0	(3)
	04/2018		349	EUR	283	0	0
	04/2018		1,118	GBP	793	0	(6)
	04/2018		1,460	MXN	27,199	33	0
	04/2018		595	NOK	4,710	6	0
	04/2018		280	PHP	14,667	0	0
	05/2018	EUR	592		$735	4	0
	05/2018		$367	EUR	297	0	(1)
	06/2018	CNH	1,682		$265	0	(2)
HUS	04/2018	CAD	900		693	0	(6)
	04/2018	CZK	11,942		579	0	0
	04/2018	THB	32,167		1,032	3	0
	04/2018	TWD	14,768		506	0	0
	04/2018		$183	ARS	3,786	2	0
	04/2018		6,392	CAD	8,067	0	(130)
	04/2018		54,897	GBP	38,609	0	(729)
	04/2018		966	IDR	13,287,308	1	0
	04/2018		1,639	RUB	95,741	29	0
	04/2018		509	THB	15,884	0	(1)
	04/2018		506	TWD	14,768	0	0
	05/2018	GBP	38,609		$54,964	729	0

92	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

March 31, 2018

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	05/2018		$1,849	ZAR	22,479	$41	$0
	06/2018	KRW	2,740,187		$2,538	0	(47)
	06/2018	THB	7,261		231	0	(2)
	06/2018		$2,284	IDR	31,539,980	0	0
	08/2018	EUR	1,360		$1,691	0	(2)
JPM	04/2018	CAD	9,653		7,490	7	(11)
	04/2018	CHF	6,463		6,839	78	0
	04/2018	CLP	615,800		1,019	0	(1)
	04/2018	CZK	10,410		504	0	(1)
	04/2018	IDR	6,675,309		486	1	0
	04/2018	JPY	30,000		271	0	(11)
	04/2018	NZD	807		582	0	(1)
	04/2018	PHP	25,346		485	0	(1)
	04/2018		$6,941	CHF	6,463	0	(180)
	04/2018		2,523	GBP	1,815	23	0
	04/2018		487	IDR	6,675,309	0	(2)
	04/2018		478	INR	31,095	0	(1)
	04/2018		529	JPY	56,300	0	0
	04/2018		487	MXN	9,146	16	0
	04/2018		1,494	RUB	85,483	0	(4)
	05/2018		5,793	CAD	7,453	0	(5)
	05/2018		6,623	CHF	6,243	0	(76)
	10/2018	NGN	134,067		$358	0	(2)
	11/2018		413,751		1,102	2	0
MSB	04/2018	JPY	53,300		501	0	0
	04/2018		$15,479	JPY	1,647,570	6	0
	05/2018	JPY	450,000		$4,242	5	(5)
	05/2018		$1,090	ARS	22,868	17	0
RBC	04/2018	SEK	4,430		$538	7	0
RYL	04/2018	TWD	14,772		507	0	(1)
	04/2018		$483	IDR	6,649,985	1	0
	04/2018		487	INR	31,648	0	(1)
SCX	04/2018	THB	15,917		$511	1	0
	05/2018		$994	TRY	3,852	0	(32)
	06/2018		1,863	INR	122,693	6	0
SOG	04/2018	INR	30,984		$478	3	0
	04/2018	TWD	44,370		1,522	0	(3)
	04/2018		$951	INR	62,223	3	0
	04/2018		487	PHP	25,515	2	0
	04/2018		506	TWD	14,768	0	0
	08/2018		66	ARS	1,370	0	(3)
SSB	05/2018		988	ZAR	11,761	1	0
	06/2018		2,767	HKD	21,628	0	(4)
UAG	04/2018	CAD	2,200		$1,706	0	(2)
	04/2018	JPY	1,767,871		16,796	199	(19)
	04/2018		$1,396	JPY	147,300	0	(12)
	05/2018	JPY	347,300		$3,236	12	(45)
	05/2018		$15,107	JPY	1,583,771	0	(199)
	06/2018		1,069	HKD	8,339	0	(4)
	06/2018		1,345	SGD	1,769	7	0

Total Forward Foreign Currency Contracts						$1,905	$(2,208)

PURCHASED OPTIONS:

BARRIER OPTIONS ON INDICES

Counterparty	Description	Barrier Value	Expiration Date	# of Contracts	Cost	Market Value
JPM	Put - OTC S&P 500 D&I @ 2,615.030 «	EURUSD 1.200	03/15/2019	3,530	$96	$131

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
BRC	Call - OTC USD versus CHF	CHF	0.995	04/26/2018	$6,500	$1	$1

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	93

Consolidated Schedule of Investments PIMCO Global Multi-Asset Fund (Cont.)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150%	06/15/2018	$5,000	$501	$1
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018	5,000	501	761
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	08/24/2021	124,100	4,913	400
NGF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	06/15/2018	3,400	340	1
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018	3,400	340	518

							$ 6,595	$1,681

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
MYC	Put - OTC 1-Year Interest Rate Floor(1)	0.170%	3-Month USD-LIBOR	04/03/2018	$51,900	$16	$0
	Put - OTC 1-Year Interest Rate Floor(1)	0.174	3-Month USD-LIBOR	06/11/2018	32,800	13	1

						$29	$1

OPTIONS ON INDICES

Counterparty	Description	Strike Value	Expiration Date	Notional Amount		Cost	Market Value
CBK	Call - OTC EURO STOXX 50	3,450.000	06/15/2018	EUR	1	$66	$17
FBF	Call - OTC EURO STOXX 50	3,450.000	06/15/2018		1	73	18

						$139	$35

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC Fannie Mae, TBA 4.000% due 05/01/2048	$72.047	06/06/2018	$ 10,000	$0	$0
FAR	Put - OTC Fannie Mae, TBA 3.000% due 04/01/2048	68.000	04/05/2018	10,400	0	0
	Call - OTC Fannie Mae, TBA 3.000% due 04/01/2048	109.000	04/05/2018	27,000	1	0
	Put - OTC Fannie Mae, TBA 3.500% due 04/01/2048	73.000	04/05/2018	20,000	1	0
	Put - OTC Fannie Mae, TBA 3.500% due 05/01/2048	73.000	05/07/2018	21,240	1	0
JPM	Call - OTC Fannie Mae, TBA 3.000% due 05/01/2048	121.000	05/07/2018	19,000	1	0
	Put - OTC Fannie Mae, TBA 3.500% due 05/01/2048	69.000	05/07/2018	48,000	2	0
	Put - OTC Fannie Mae, TBA 4.000% due 05/01/2048	71.000	05/07/2018	72,000	3	0

					$9	$0

Total Purchased Options					$6,869	$1,849

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-30 5-Year Index	Sell	0.850%	05/16/2018	$	1,600	$(1)	$(1)
BRC	Call - OTC iTraxx Europe 29 5-Year Index	Buy	0.500	06/20/2018	EUR	11,200	(7)	(5)
	Put - OTC iTraxx Europe 29 5-Year Index	Sell	0.800	06/20/2018		11,200	(20)	(18)
DBL	Call - OTC iTraxx Europe 28 5-Year Index	Buy	0.475	04/18/2018		5,400	(5)	(2)
	Put - OTC iTraxx Europe 28 5-Year Index	Sell	0.700	04/18/2018		5,400	(6)	(1)
FBF	Put - OTC CDX.IG-29 5-Year Index	Sell	0.800	05/16/2018	$	2,800	(4)	(2)
GST	Put - OTC CDX.IG-30 5-Year Index	Sell	0.850	06/20/2018		1,600	(3)	(2)

							$(46)	$(31)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date(2)	Notional Amount		Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$	12,000	$(105)	$0
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	EUR	6,400	(291)	(37)
JPM	Cap - OTC YOY CPURNSA	233.707	Maximum of [(3 + 0.000%) - (Final Index/Initial Index)] or 0	04/10/2020	$	8,600	(23)	50
	Floor - OTC YOY CPURNSA	233.707	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	04/10/2020		8,600	(23)	53
	Floor - OTC YOY CPURNSA	234.812	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020		11,700	(132)	(17)
	Floor - OTC YOY CPURNSA	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020		5,200	(96)	(12)

							$(670)	$37

94	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

March 31, 2018

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Put - OTC 1-Year Interest Rate Floor(1)	0.155%	3-Month USD-LIBOR	04/03/2018	$51,900	$(19)	$0
	Put - OTC 1-Year Interest Rate Floor(1)	0.155	3-Month USD-LIBOR	06/11/2018	32,800	(13)	0
	Call - OTC 1-Year Interest Rate Floor(1)	0.000	3-Month USD-LIBOR	01/02/2020	76,500	(59)	(103)

						$(91)	$(103)

OPTIONS ON EXCHANGE-TRADED FUNDS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC MSCI Emerging Markets Fund	$1,160.000	04/20/2018	$ 4	$(36)	$(83)

OPTIONS ON INDICES

Counterparty	Description	Strike Value	Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Put - OTC EURO STOXX 50	3,200.000	06/15/2018	EUR	1	$(60)	$(48)
	Call - OTC EURO STOXX 50	3,750.000	06/15/2018		1	(9)	(1)
FBF	Put - OTC EURO STOXX 50	3,200.000	06/15/2018		1	(62)	(49)
	Call - OTC EURO STOXX 50	3,750.000	06/15/2018		1	(10)	(1)

						$(141)	$(99)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FAR	Put - OTC Fannie Mae, TBA 3.500% due 05/01/2048	$98.906	05/07/2018	$ 11,200	$(55)	$(14)
	Call - OTC Fannie Mae, TBA 3.500% due 05/01/2048	99.906	05/07/2018	11,200	(51)	(63)

					$(106)	$(77)

Total Written Options					$(1,090)	$(356)

SWAP AGREEMENTS:

COMMODITY FORWARD SWAPS

Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Payment Frequency	Maturity Date	# of Units	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
MYC	Receive	EURMARGIN 2H18 †	$5.770	Maturity	12/31/2018	5,700	$ 0	$8	$8	$0
	Receive	EURMARGIN 2H18 †	5.810	Maturity	12/31/2018	3,900	0	6	6	0
	Receive	EURMARGIN 2H18 †	5.980	Maturity	12/31/2018	2,100	0	3	3	0

							$ 0	$17	$17	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(3)

Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
MYC	Pioneer Natural Resources Co.	(1.000)%	Quarterly	06/20/2018	0.078%	$400	$8	$(9)	$0	$(1)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(4)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(5)	Notional Amount(6)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
CBK	Brazil Government International Bond	1.000%	Quarterly	06/20/2021	1.020%		$200	$(17)	$17	$0	$0
DUB	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.020		300	(26)	26	0	0
GST	Brazil Government International Bond	1.000	Quarterly	06/20/2022	1.314		9,500	(616)	502	0	(114)
HUS	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.020		2,100	(146)	145	0	(1)
	Brazil Government International Bond	1.000	Quarterly	06/20/2022	1.314		1,800	(114)	92	0	(22)
JPM	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.020		100	(7)	7	0	0
	Deutsche Bank AG	1.000	Quarterly	12/20/2021	1.764	EUR	400	(83)	70	0	(13)

								$(1,009)	$859	$0	$(150)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	95

Consolidated Schedule of Investments PIMCO Global Multi-Asset Fund (Cont.)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(4)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(7)
								Asset	Liability
DUB	CMBX.NA.AAA.6 Index	0.500%	Monthly	05/11/2063	$ 1,580	$(34)	$46	$12	$0
GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	1,600	(48)	41	0	(7)
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	600	(19)	23	4	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	8,800	(423)	458	35	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	8,400	(534)	531	0	(3)
MEI	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	11,900	(618)	665	47	0
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	7,100	(235)	206	0	(29)
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	2,800	(81)	69	0	(12)

						$(1,992)	$2,039	$98	$(51)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Receive	1-Year ILS-TELBOR	0.285%	Annual	02/16/2020	ILS	12,740	$0	$(4)	$0	$(4)
	Receive(9)	1-Year ILS-TELBOR	0.370	Annual	06/20/2020		7,900	0	(2)	0	(2)
BRC	Receive(9)	1-Year ILS-TELBOR	0.374	Annual	06/20/2020		6,820	0	(2)	0	(2)
	Pay(9)	1-Year ILS-TELBOR	1.950	Annual	06/20/2028		1,470	0	6	6	0
GLM	Receive(9)	1-Year ILS-TELBOR	0.370	Annual	06/20/2020		5,310	0	(2)	0	(2)
	Pay	1-Year ILS-TELBOR	1.971	Annual	02/16/2028		2,680	0	21	21	0
	Pay	1-Year ILS-TELBOR	1.883	Annual	03/21/2028		1,660	0	8	8	0
	Pay(9)	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		1,140	0	6	6	0
JPM	Receive(9)	1-Year ILS-TELBOR	0.420	Annual	06/20/2020		6,510	0	(4)	0	(4)
	Pay(9)	1-Year ILS-TELBOR	2.078	Annual	06/20/2028		1,390	0	11	11	0
MYC	Receive	CPURNSA	1.788	Maturity	07/18/2026	$	300	0	(14)	0	(14)
	Receive	CPURNSA	1.810	Maturity	07/19/2026		4,000	0	(178)	0	(178)
	Receive	CPURNSA	1.800	Maturity	07/20/2026		2,300	0	(104)	0	(104)
	Receive	CPURNSA	1.805	Maturity	09/20/2026		15,300	0	(680)	0	(680)

								$0	$(938)	$52	$(990)

TOTAL RETURN SWAPS ON COMMODITY AND EQUITY INDICES

Counterparty	Pay/Receive(8)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
BOA	Receive	AMZX Index	932	3-Month USD-LIBOR plus a specified spread	Quarterly	05/15/2018	$	1,138	$0	$(131)	$0	$(131)
BPS	Pay	SPGCINP Index †	4,641	(0.050)%	Monthly	08/15/2018		924	0	24	24	0
	Receive	S&P Banks Select Industry Index	1,593	1-Month USD-LIBOR plus a specified spread	Monthly	11/15/2018		2,511	0	(127)	0	(127)
	Receive	AMZX Index	299	3-Month USD-LIBOR plus a specified spread	Quarterly	11/28/2018		349	0	(25)	0	(25)
	Receive	AMZX Index	199	3-Month USD-LIBOR plus a specified spread	Quarterly	01/25/2019		238	0	(23)	0	(23)
FBF	Receive	Swiss Market Index	640	1-Month USD-LIBOR plus a specified spread	Maturity	06/15/2018	CHF	5,581	0	(81)	0	(81)
	Pay	EURO STOXX Index	15,950	1-Month USD-LIBOR plus a specified spread	Maturity	06/13/2018	EUR	1,936	0	(19)	0	(19)
GST	Pay	SPGCINP Index †	413	(0.050)%	Monthly	08/15/2018		82	0	2	2	0
MEI	Receive	NDUEEGF Index	83,891	3-Month USD-LIBOR plus a specified spread	Quarterly	06/07/2018	$	45,206	0	(987)	0	(987)

									$0	$(1,367)	$26	$(1,393)

96	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

March 31, 2018

TOTAL RETURN SWAPS ON SECURITIES

Counterparty	Pay/Receive(8)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
DUB	Pay	iBoxx USD Investment Grade Corporate Bond ETF	82,299	1-Month USD-LIBOR plus a specified spread	Monthly	08/31/2018	$9,635	$0	$(13)	$0	$(13)
FAR	Pay	iBoxx USD Investment Grade Corporate Bond ETF	111,779	1-Month USD-LIBOR plus a specified spread	Monthly	02/28/2019	13,037	0	(76)	0	(76)
JPM	Pay	iBoxx USD Investment Grade Corporate Bond ETF	121,342	1-Month USD-LIBOR plus a specified spread	Monthly	08/31/2018	14,176	0	(47)	0	(47)

								$0	$(136)	$0	$(136)

VOLATILITY SWAPS

Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
GST	Receive	GOLDLNPM Index(10) †	7.023%	Maturity	07/29/2020	$6,604	$0	$309	$309	$0
	Receive	GOLDLNPM Index(10) †	7.840	Maturity	09/09/2020	357	0	18	18	0
JPM	Pay	GOLDLNPM Index(10) †	3.861	Maturity	07/29/2020	5,929	0	(110)	0	(110)
	Pay	GOLDLNPM Index(10) †	3.976	Maturity	07/29/2020	675	0	(13)	0	(13)
	Pay	GOLDLNPM Index(10) †	4.268	Maturity	09/09/2020	357	0	(6)	0	(6)

							$0	$198	$327	$(129)

Total Swap Agreements							$(2,993)	$663	$520	$(2,850)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(11)
PIMCO Global Multi-Asset Fund
AZD	$53	$0	$0	$53	$0	$0	$0	$0	$53	$0	$53
BOA	134	0	0	134	(356)	(1)	(137)	(494)	(360)	288	(72)
BPS	3	0	0	3	(46)	0	(175)	(221)	(218)	280	62
BRC	159	1	6	166	(6)	(23)	(2)	(31)	135	0	135
CBK	198	17	0	215	(187)	(132)	0	(319)	(104)	519	415
DBL	0	0	0	0	0	(3)	0	(3)	(3)	0	(3)
DUB	11	762	12	785	(26)	0	(13)	(39)	746	(900)	(154)
FAR	0	0	0	0	0	(77)	(76)	(153)	(153)	0	(153)
FBF	64	18	0	82	0	(52)	(100)	(152)	(70)	291	221
GLM	81	0	35	116	(44)	(37)	(2)	(83)	33	(250)	(217)
GST	0	0	39	39	0	(2)	(124)	(126)	(87)	0	(87)
HUS	805	0	0	805	(917)	0	(23)	(940)	(135)	273	138
JPM	127	531	11	669	(296)	74	(64)	(286)	383	(560)	(177)
MEI	0	0	47	47	0	0	(987)	(987)	(940)	1,232	292
MSB	28	0	0	28	(5)	0	0	(5)	23	0	23
MSC	0	0	0	0	0	0	0	0	0	0	0
MYC	0	1	0	1	0	(103)	(1,006)	(1,109)	(1,108)	839	(269)
MYI	0	0	0	0	0	0	0	0	0	88	88
NGF	0	519	0	519	0	0	0	0	519	(650)	(131)
RBC	7	0	0	7	0	0	0	0	7	0	7
RYL	1	0	0	1	(2)	0	0	(2)	(1)	0	(1)
SCX	7	0	0	7	(32)	0	0	(32)	(25)	0	(25)
SOG	8	0	0	8	(6)	0	0	(6)	2	0	2
SSB	1	0	0	1	(4)	0	0	(4)	(3)	0	(3)
UAG	218	0	0	218	(281)	0	(12)	(293)	(75)	0	(75)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	97

Consolidated Schedule of Investments PIMCO Global Multi-Asset Fund (Cont.)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(11)
PIMCO Cayman Commodity Fund II, Ltd. (Subsidiary)
BPS	$0	$0	$24	$24	$0	$0	$0	$0	$24	$0	$24
GST	0	0	329	329	0	0	0	0	329	(260)	69
JPM	0	0	0	0	0	0	(129)	(129)	(129)	0	(129)
MYC	0	0	17	17	0	0	0	0	17	0	17

Total Over the Counter	$1,905	$1,849	$520	$4,274	$(2,208)	$(356)	$(2,850)	$(5,414)

(p)	Securities with an aggregate market value of $4,037 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2018.

(1)	The underlying instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(2)	YOY options may have a series of expirations.
(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(7)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(8)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(9)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(10)	Variance Swap
(11)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same master agreement with the same legal entity. The Fund and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting agreements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Consolidated Statements of Assets and Liabilities as of March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$979	$0	$1	$980
Futures	149	0	2,236	0	116	2,501
Swap Agreements	0	0	0	0	166	166

	$149	$0	$3,215	$0	$283	$3,647

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,905	$0	$1,905
Purchased Options	0	0	166	1	1,682	1,849
Swap Agreements	370	98	0	0	52	520

	$370	$98	$166	$1,906	$1,734	$4,274

	$519	$98	$3,381	$1,906	$2,017	$7,921

98	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

March 31, 2018

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$95	$0	$1,731	$0	$115	$1,941
Futures	115	0	376	0	520	1,011
Swap Agreements	0	119	0	0	339	458

	$210	$119	$2,107	$0	$974	$3,410

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,208	$0	$2,208
Written Options	0	31	182	0	143	356
Swap Agreements	129	202	1,529	0	990	2,850

	$129	$233	$1,711	$2,208	$1,133	$5,414

	$339	$352	$3,818	$2,208	$2,107	$8,824

The effect of Financial Derivative Instruments on the Consolidated Statements of Operations for the period ended March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$(649)	$0	$(634)	$0	$(96)	$(1,379)
Written Options	1,060	0	2,633	0	1,147	4,840
Futures	472	0	20,877	0	766	22,115
Swap Agreements	0	(3,176)	0	0	1,566	(1,610)

	$883	$(3,176)	$22,876	$0	$3,383	$23,966

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(3,635)	$0	$(3,635)
Purchased Options	0	0	(1,322)	15	(1,362)	(2,669)
Written Options	169	28	24	150	2,904	3,275
Swap Agreements	(274)	1,489	9,052	0	65	10,332

	$(105)	$1,517	$7,754	$(3,470)	$1,607	$7,303

	$778	$(1,659)	$30,630	$(3,470)	$4,990	$31,269

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$(41)	$0	$61	$0	$114	$134
Written Options	(5)	0	(1,168)	0	(180)	(1,353)
Futures	1,305	0	(4,823)	0	(872)	(4,390)
Swap Agreements	0	40	0	0	(111)	(71)

	$1,259	$40	$(5,930)	$0	$(1049)	$(5,680)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,995	$0	$2,995
Purchased Options	0	0	571	0	703	1,274
Written Options	0	14	(76)	22	(1,881)	(1,921)
Swap Agreements	(96)	414	(1,981)	0	248	(1,415)

	$(96)	$428	$(1,486)	$3,017	$(930)	$933

	$1,163	$468	$(7,416)	$3,017	$(1,979)	$(4,747)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$33,594	$0	$33,594
Industrials	0	7,373	0	7,373
Utilities	0	12,275	0	12,275
U.S. Government Agencies	0	182,464	0	182,464
U.S. Treasury Obligations	0	147,218	0	147,218
Non-Agency Mortgage-Backed Securities	0	4,030	0	4,030

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Asset-Backed Securities	$0	$13,307	$240	$13,547
Sovereign Issues	0	97,723	0	97,723
Common Stocks
Energy	7,099	0	0	7,099
Financials	8,835	0	0	8,835
Health Care	1,275	0	0	1,275
Industrials	4,156	0	0	4,156
Information Technology	4,389	0	0	4,389

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	99

Consolidated Schedule of Investments PIMCO Global Multi-Asset Fund (Cont.)

March 31, 2018

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Materials	$2,036	$0	$0	$2,036
Utilities	61	0	0	61
Exchange-Traded Funds	22,481	0	0	22,481
Real Estate Investment Trusts
Real Estate	12,880	0	0	12,880
Short-Term Instruments
Certificates of Deposit	0	4,498	0	4,498
Commercial Paper	0	5,121	0	5,121
Repurchase Agreements	0	51,816	0	51,816
Argentina Treasury Bills	0	4,201	0	4,201
France Treasury Bills	0	3,200	0	3,200
Greece Treasury Bills	0	1,912	0	1,912
Italy Treasury Bills	0	975	0	975
Japan Treasury Bills	0	24,635	0	24,635
Nigeria Treasury Bills	0	1,483	0	1,483
Spain Treasury Bills	0	123	0	123
U.K. Treasury Bills	0	842	0	842
U.S. Treasury Bills	0	89	0	89

	$63,212	$596,879	$240	$660,331

Investments in Affiliates, at Value
Mutual Funds	109,343	0	0	109,343
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,157	$0	$0	$1,157

	$110,500	$0	$0	$110,500

Total Investments	$173,712	$596,879	$240	$770,831

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(44,800)	$0	$(44,800)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,501	1,146	0	3,647
Over the counter	0	4,143	131	4,274

	$2,501	$5,289	$131	$7,921

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,106)	(2,304)	0	(3,410)
Over the counter	0	(5,414)	0	(5,414)

	$(1,106)	$(7,718)	$0	$(8,824)

Total Financial Derivative Instruments	$1,395	$(2,429)	$131	$(903)

Totals	$175,107	$549,650	$371	$725,128

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

100	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

Notes to Financial Statements

March 31, 2018

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class, Class A, Class C and Class R shares of the funds (each a “Fund” and collectively, the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds. Research Affiliates, LLC (“Research Affiliates”) serves as the sub-adviser to the PIMCO Multi-Strategy Alternative Fund. Certain Funds may invest substantially all or a significant portion of their assets in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds (“Underlying PIMCO Funds”). Each of the PIMCO Global Multi-Asset Fund, PIMCO REALPATH® Funds and PIMCO Multi-Strategy Alternative Fund is further permitted to invest in the Underlying PIMCO Funds and other affiliated funds, including funds of the PIMCO ETF Trust, an affiliated investment company, and unaffiliated funds, which may or may not be registered under the Act (collectively, “Acquired Funds”).

On March 23, 2018, PIMCO processed an automatic conversion of all Class D shares of the following Funds into Class A shares of the same Fund: PIMCO Global Multi-Asset Fund and PIMCO Multi-Strategy Alternative Fund. Shareholders of Class D of a Fund received Class A shares of equal value to their outstanding shares of Class D as of March 23, 2018. The conversion was tax-free and shareholders did not have to pay any sales charge, fee or other charge in connection with the conversion.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Funds is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. The Funds may invest directly or indirectly through investments in Underlying PIMCO Funds or Acquired Funds, as applicable, in foreign

ANNUAL REPORT	MARCH 31, 2018	101

Notes to Financial Statements (Cont.)

currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(c) Multiclass Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the respective Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders  The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.

Distribution Frequency
Fund Name	Declared	Distributed
PIMCO Multi-Strategy Alternative Fund	Quarterly	Quarterly
PIMCO REALPATH® 2020 Fund	Quarterly	Quarterly
PIMCO REALPATH® 2025 Fund	Quarterly	Quarterly
PIMCO REALPATH® 2030 Fund	Quarterly	Quarterly
PIMCO REALPATH® 2035 Fund	Quarterly	Quarterly
PIMCO REALPATH® 2040 Fund	Quarterly	Quarterly
PIMCO REALPATH® 2045 Fund	Quarterly	Quarterly
PIMCO REALPATH® 2050 Fund	Quarterly	Quarterly
PIMCO REALPATH® 2055 Fund	Quarterly	Quarterly
PIMCO REALPATH® Income Fund	Quarterly	Quarterly
PIMCO Global Multi-Asset Fund	Quarterly	Quarterly

Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

If a Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund estimates the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is estimated that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include, among others, the treatment of paydowns on mortgage-backed securities purchased at a discount and periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be reported on Form 1099 DIV sent to shareholders for the calendar year.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been

102	PIMCO ASSET ALLOCATION FUNDS

March 31, 2018

reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gain (loss) and/or paid in capital to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements  In March 2016, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2016-05, which provides guidance related to the impact of derivative contract novations on certain relationships under Accounting Standards Codification (“ASC”) 815. The ASU is effective for annual periods beginning after December 15, 2016, and interim periods within those annual periods. The Funds have adopted the ASU. The implementation of the ASU did not have an impact on the Funds’ financial statements.

In August 2016, the FASB issued ASU 2016-15 which amends ASC 230 to clarify guidance on the classification of certain cash receipts and cash payments in the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2016, the U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and also change the rules governing the form and content of such financial statements. The compliance date for these amendments was August 1, 2017. Compliance is based on reporting period-end date. Management has adopted these amendments and the changes are incorporated in the financial statements.

In November 2016, the FASB issued ASU 2016-18 which amends ASC 230 to provide guidance on the classification and presentation of changes in restricted cash and restricted cash equivalents on the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In March 2017, the FASB issued ASU 2017-08 which provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Funds have adopted the ASU. The implementation of the ASU did not have an impact on the Funds’ financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of a Fund’s shares is based on the Fund’s NAV. The NAV of a Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to that Fund or class, by the total number of shares outstanding of that Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Fund reserves the right to change the time as of which its respective NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Funds’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Adviser to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes

ANNUAL REPORT	MARCH 31, 2018	103

Notes to Financial Statements (Cont.)

obtained from brokers and dealers or market-based prices supplied by Pricing Services. A Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Fund (or, in each instance in this paragraph, as applicable, an Underlying PIMCO Fund or Acquired Fund) uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could

104	PIMCO ASSET ALLOCATION FUNDS

March 31, 2018

obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

∎

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

ANNUAL REPORT	MARCH 31, 2018	105

Notes to Financial Statements (Cont.)

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The PIMCO Global Multi-Asset Fund and the PIMCO REALPATH® Funds may invest substantially all or a significant portion of their assets in Underlying PIMCO Funds. The PIMCO Multi-Strategy Alternative Fund may invest substantially all or a significant portion of its assets in Underlying PIMCO Funds or shares of any funds of PIMCO ETF Trust. Each of the PIMCO Global Multi-Asset Fund, PIMCO REALPATH® Funds, and PIMCO Multi-Strategy Alternative Fund is further permitted to invest in the Acquired Funds. Each Fund may also invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The tables below show the Funds’ transactions in and earnings from investments in the affiliated Funds for the period ended March 31, 2018 (amounts in thousands†):

PIMCO Multi-Strategy Alternative Fund
Underlying PIMCO Funds	Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2018	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO CommoditiesPLUS® Strategy Fund	$0	$4,765	$(5,009)	$253	$2	$11	$135	$0
PIMCO Credit Absolute Return Fund	28,112	3,967	(23,597)	827	(596)	8,713	370	0

106	PIMCO ASSET ALLOCATION FUNDS

March 31, 2018

PIMCO Multi-Strategy Alternative Fund (Cont.)
Underlying PIMCO Funds	Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2018	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO EqS® Long/Short Fund	$10,429	$13,516	$(395)	$(14)	$(628)	$22,908	$461	$703
PIMCO Mortgage Opportunities Fund	21,841	1,079	(17,236)	15	166	5,865	323	0
PIMCO Preferred and Capital Securities Fund	0	144	(146)	2	0	0	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	9,297	16,459	(5,927)	(216)	(870)	18,743	2,060	0
PIMCO RealEstateRealReturn Strategy Fund	0	9,815	(3,577)	(49)	(282)	5,907	57	0
PIMCO Short-Term Floating NAV Portfolio III	14,581	61,285	(67,500)	(4)	1	8,363	185	0
PIMCO TRENDS Managed Futures Strategy Fund	10,437	10,633	(1,013)	(36)	417	20,438	50	0
PIMCO Unconstrained Bond Fund	1,020	5,171	(268)	0	(80)	5,843	252	0
Totals	$95,717	$126,834	$(124,668)	$778	$(1,870)	$96,791	$3,893	$703

PIMCO REALPATH® 2020 Fund
Underlying PIMCO Funds	Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2018	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO CommodityRealReturn Strategy Fund®	$752	$89	$(462)	$25	$(52)	$352	$43	$0
PIMCO Emerging Local Bond Fund	841	32	(522)	16	28	395	32	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	1,710	173	(1,060)	14	24	861	18	0
PIMCO High Yield Fund	1,696	116	(1,004)	63	(66)	805	60	0
PIMCO Income Fund	4,450	741	(2,866)	131	(81)	2,375	153	0
PIMCO Long Duration Total Return Fund	1,233	191	(811)	(58)	86	641	36	16
PIMCO Long-Term Credit Fund	1,234	178	(818)	52	(4)	642	38	0
PIMCO Real Return Asset Fund	2,560	105	(1,835)	23	8	861	46	0
PIMCO Real Return Fund	2,791	426	(1,858)	(29)	14	1,344	40	0
PIMCO RealEstateRealReturn Strategy Fund	1,078	66	(625)	40	(60)	499	9	0
PIMCO Short Asset Investment Fund	0	136	0	0	(1)	135	1	0
PIMCO Short-Term Floating NAV Portfolio III	7,113	18,765	(22,800)	(2)	0	3,076	65	0
PIMCO Short-Term Fund	0	1,151	(1,151)	0	0	0	1	0
PIMCO StocksPLUS® Fund	9,253	315	(6,837)	1,064	(112)	3,683	97	0
PIMCO Total Return Fund	2,756	526	(1,736)	(44)	81	1,583	28	0
Totals	$37,467	$23,010	$(44,385)	$1,295	$(135)	$17,252	$667	$16

PIMCO REALPATH® 2025 Fund
Underlying PIMCO Funds	Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2018	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO CommodityRealReturn Strategy Fund®	$747	$89	$(499)	$23	$(51)	$309	$44	$0
PIMCO Emerging Local Bond Fund	769	30	(554)	15	20	280	30	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	862	151	(551)	10	10	482	9	0
PIMCO High Yield Fund	1,552	55	(1,050)	(4)	5	558	56	0
PIMCO Income Fund	3,525	325	(2,449)	117	(70)	1,448	124	0
PIMCO Long Duration Total Return Fund	1,453	263	(1,026)	(65)	103	728	44	18
PIMCO Long-Term Credit Fund	1,454	212	(998)	68	(6)	730	47	0
PIMCO Real Return Asset Fund	2,927	266	(2,266)	89	(40)	976	56	0
PIMCO Real Return Fund	1,411	274	(929)	26	(30)	752	20	0
PIMCO RealEstateRealReturn Strategy Fund	1,309	108	(844)	65	(80)	558	10	0
PIMCO Short-Term Floating NAV Portfolio III	8,913	16,265	(21,600)	(1)	0	3,577	65	0
PIMCO Short-Term Fund	0	2,958	(2,958)	0	0	0	1	0
PIMCO StocksPLUS® Fund	11,021	344	(8,609)	1,555	(316)	3,995	112	0
PIMCO Total Return Fund	1,973	158	(1,264)	21	(1)	887	28	0
Totals	$37,916	$21,498	$(45,597)	$1,919	$(456)	$15,280	$646	$18

ANNUAL REPORT	MARCH 31, 2018	107

Notes to Financial Statements (Cont.)

PIMCO REALPATH® 2030 Fund
Underlying PIMCO Funds	Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2018	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO CommodityRealReturn Strategy Fund®	$929	$165	$(528)	$27	$(57)	$536	$59	$0
PIMCO Emerging Local Bond Fund	957	133	(748)	26	29	397	38	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	546	303	(265)	12	1	597	7	0
PIMCO High Yield Fund	1,929	170	(1,306)	(18)	15	790	69	0
PIMCO Income Fund	3,780	564	(2,491)	104	(64)	1,893	143	0
PIMCO Long Duration Total Return Fund	1,446	477	(821)	(45)	64	1,121	48	25
PIMCO Long-Term Credit Fund	1,447	458	(831)	44	5	1,123	51	0
PIMCO Real Return Asset Fund	2,913	578	(2,026)	56	(18)	1,503	57	0
PIMCO Real Return Fund	886	536	(484)	4	(11)	931	16	0
PIMCO RealEstateRealReturn Strategy Fund	1,806	384	(1,033)	49	(95)	1,111	16	0
PIMCO Short Asset Investment Fund	0	1,856	0	0	(7)	1,849	18	1
PIMCO Short-Term Floating NAV Portfolio III	8,363	19,995	(25,200)	(1)	0	3,157	96	0
PIMCO Short-Term Fund	0	952	(952)	0	0	0	0	0
PIMCO StocksPLUS® Fund	15,765	1,259	(10,874)	2,225	(414)	7,961	190	0
PIMCO Total Return Fund	1,851	300	(1,065)	12	0	1,098	29	0
Totals	$42,618	$28,130	$(48,624)	$2,495	$(552)	$24,067	$837	$26

PIMCO REALPATH® 2035 Fund
Underlying PIMCO Funds	Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2018	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO CommodityRealReturn Strategy Fund®	$747	$79	$(533)	$29	$(53)	$269	$36	$0
PIMCO Emerging Local Bond Fund	723	21	(603)	29	5	175	19	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	325	109	(213)	11	(6)	226	3	0
PIMCO High Yield Fund	1,458	139	(1,254)	49	(44)	348	42	0
PIMCO Income Fund	2,518	390	(2,172)	94	(64)	766	72	0
PIMCO Long Duration Total Return Fund	825	163	(593)	(6)	21	410	21	11
PIMCO Long-Term Credit Fund	826	151	(597)	34	(4)	410	22	0
PIMCO Real Return Asset Fund	1,321	237	(1,028)	38	(25)	543	22	0
PIMCO Real Return Fund	523	207	(372)	5	(9)	354	9	0
PIMCO RealEstateRealReturn Strategy Fund	1,574	281	(1,187)	70	(97)	641	11	0
PIMCO Short Asset Investment Fund	0	2,426	0	0	(10)	2,416	23	1
PIMCO Short-Term Floating NAV Portfolio III	8,195	14,561	(21,300)	(1)	0	1,455	62	0
PIMCO Short-Term Fund	0	2,862	(2,862)	0	0	0	1	0
PIMCO StocksPLUS® Fund	13,706	1,091	(11,516)	2,354	(1,044)	4,591	121	0
PIMCO Total Return Fund	1,060	142	(801)	8	2	411	11	0
Totals	$33,801	$22,859	$(45,031)	$2,714	$(1,328)	$13,015	$475	$12

PIMCO REALPATH® 2040 Fund
Underlying PIMCO Funds	Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2018	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO CommodityRealReturn Strategy Fund®	$911	$143	$(649)	$39	$(67)	$377	$39	$0
PIMCO Emerging Local Bond Fund	787	35	(673)	93	(40)	202	6	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	391	73	(233)	9	(3)	237	3	0
PIMCO High Yield Fund	1,651	149	(1,395)	(47)	45	403	44	0
PIMCO Income Fund	2,574	275	(2,032)	86	(62)	841	64	0
PIMCO Long Duration Total Return Fund	802	111	(520)	(30)	38	401	19	9

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March 31, 2018

PIMCO REALPATH® 2040 Fund (Cont.)
Underlying PIMCO Funds	Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2018	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Long-Term Credit Fund	$803	$102	$(524)	$22	$(1)	$402	$19	$0
PIMCO Real Return Asset Fund	1,174	144	(788)	25	(19)	536	16	0
PIMCO Real Return Fund	622	151	(398)	3	(8)	370	9	0
PIMCO RealEstateRealReturn Strategy Fund	2,144	397	(1,488)	49	(103)	999	13	0
PIMCO Short Asset Investment Fund	0	3,137	0	0	(12)	3,125	30	2
PIMCO Short-Term Floating NAV Portfolio III	11,866	19,079	(28,200)	(2)	0	2,743	78	0
PIMCO Short-Term Fund	0	3,983	(3,983)	0	0	0	2	0
PIMCO StocksPLUS® Fund	18,819	852	(13,963)	2,620	(1,166)	7,162	154	0
PIMCO Total Return Fund	922	115	(605)	2	3	437	9	0
Totals	$43,466	$28,746	$(55,451)	$2,869	$(1,395)	$18,235	$505	$11

PIMCO REALPATH® 2045 Fund
Underlying PIMCO Funds	Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2018	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO CommodityRealReturn Strategy Fund®	$950	$46	$(760)	$27	$(54)	$209	$25	$0
PIMCO Emerging Local Bond Fund	704	0	(654)	80	(46)	84	0	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	352	14	(277)	11	(7)	93	2	0
PIMCO High Yield Fund	1,412	60	(1,311)	(7)	13	167	25	0
PIMCO Income Fund	2,017	125	(1,823)	80	(59)	340	29	0
PIMCO Long Duration Total Return Fund	573	76	(478)	(26)	34	179	9	4
PIMCO Long-Term Credit Fund	574	70	(481)	21	(5)	179	8	0
PIMCO Real Return Asset Fund	1,036	48	(845)	35	(32)	242	11	0
PIMCO Real Return Fund	571	26	(448)	4	(7)	146	6	0
PIMCO RealEstateRealReturn Strategy Fund	2,248	246	(1,842)	97	(135)	614	8	0
PIMCO Short Asset Investment Fund	0	2,630	0	0	(10)	2,620	25	1
PIMCO Short-Term Floating NAV Portfolio III	11,836	7,851	(18,700)	(1)	0	986	51	0
PIMCO Short-Term Fund	0	2,667	(2,667)	0	0	0	1	0
PIMCO StocksPLUS® Fund	19,739	820	(17,245)	3,002	(1,919)	4,397	98	0
PIMCO Total Return Fund	572	59	(464)	2	3	172	2	0
Totals	$42,584	$14,738	$(47,995)	$3,325	$(2,224)	$10,428	$300	$5

PIMCO REALPATH® 2050 Fund
Underlying PIMCO Funds	Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2018	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO CommodityRealReturn Strategy Fund®	$1,232	$162	$(979)	$52	$(89)	$378	$38	$0
PIMCO Emerging Local Bond Fund	894	53	(859)	89	(62)	115	0	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	447	4	(321)	12	(7)	135	3	0
PIMCO High Yield Fund	1,792	93	(1,659)	(28)	31	229	37	0
PIMCO Income Fund	2,368	166	(2,103)	85	(63)	453	42	0
PIMCO Long Duration Total Return Fund	643	117	(484)	(15)	23	284	11	5
PIMCO Long-Term Credit Fund	643	113	(487)	21	(5)	285	11	0
PIMCO Real Return Asset Fund	1,284	73	(973)	21	(17)	388	15	0
PIMCO Real Return Fund	742	41	(589)	5	(10)	189	9	0
PIMCO RealEstateRealReturn Strategy Fund	3,095	494	(2,391)	92	(157)	1,133	13	0
PIMCO Short Asset Investment Fund	0	4,408	0	—	(17)	4,391	42	3
PIMCO Short-Term Floating NAV Portfolio III	15,913	11,584	(25,200)	(2)	1	2,296	84	0

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Notes to Financial Statements (Cont.)

PIMCO REALPATH® 2050 Fund (Cont.)
Underlying PIMCO Funds	Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2018	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Short-Term Fund	$0	$3,964	(3,964)	$—	$0	$0	$2	$0
PIMCO StocksPLUS® Fund	27,039	1,668	(22,249)	4,103	(2,453)	8,108	164	0
PIMCO Total Return Fund	606	56	(446)	3	4	223	2	0
Totals	$56,698	$22,979	$(62,687)	$4,438	$(2,821)	$18,607	$473	$8

PIMCO REALPATH® 2055 Fund
Underlying PIMCO Funds	Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2018	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO CommodityRealReturn Strategy Fund®	$97	$35	$(21)	$(1)	$(2)	$108	$7	$0
PIMCO Emerging Local Bond Fund	70	7	(53)	9	(1)	32	1	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	35	6	(5)	0	1	37	1	0
PIMCO High Yield Fund	141	40	(116)	(1)	(1)	63	6	0
PIMCO Income Fund	186	59	(120)	3	(3)	125	9	0
PIMCO Long Duration Total Return Fund	51	38	(9)	(1)	0	79	2	1
PIMCO Long-Term Credit Fund	51	37	(9)	0	0	79	2	0
PIMCO Real Return Asset Fund	101	22	(16)	0	1	108	1	0
PIMCO Real Return Fund	58	15	(20)	0	(1)	52	1	0
PIMCO RealEstateRealReturn Strategy Fund	243	136	(51)	1	(16)	313	3	0
PIMCO Short Asset Investment Fund	0	463	0	0	(2)	461	4	0
PIMCO Short-Term Floating NAV Portfolio III	1,173	1,316	(1,200)	0	0	1,289	16	0
PIMCO Short-Term Fund	0	450	(450)	0	0	0	0	0
PIMCO StocksPLUS® Fund	2,127	434	(537)	9	211	2,244	35	0
PIMCO Total Return Fund	49	23	(10)	0	0	62	1	0
Totals	$4,382	$3,081	$(2,617)	$19	$187	$5,052	$89	$1

PIMCO REALPATH® Income Fund
Underlying PIMCO Funds	Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2018	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO CommodityRealReturn Strategy Fund®	$748	$42	$(435)	$29	$(53)	$331	$43	$0
PIMCO Emerging Local Bond Fund	953	32	(617)	19	32	419	31	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	2,347	76	(1,500)	22	31	976	23	0
PIMCO High Yield Fund	1,920	109	(1,206)	76	(79)	820	70	0
PIMCO Income Fund	5,149	699	(3,299)	170	(105)	2,614	173	0
PIMCO Long Duration Total Return Fund	913	149	(591)	(43)	65	493	27	11
PIMCO Long-Term Credit Fund	914	139	(596)	39	(2)	494	28	0
PIMCO Real Return Asset Fund	2,031	112	(1,503)	23	1	664	38	0
PIMCO Real Return Fund	3,794	185	(2,428)	(84)	57	1,524	67	0
PIMCO RealEstateRealReturn Strategy Fund	959	55	(568)	30	(45)	431	7	0
PIMCO Short-Term Floating NAV Portfolio III	6,317	13,259	(16,600)	(2)	0	2,974	59	0
PIMCO Short-Term Fund	0	998	(998)	0	0	0	1	0
PIMCO StocksPLUS® Fund	8,223	249	(6,182)	1,092	(224)	3,158	85	0
PIMCO Total Return Fund	3,230	489	(1,979)	(82)	135	1,793	25	0
Totals	$37,498	$16,593	$(38,502)	$1,289	$(187)	$16,691	$677	$11

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PIMCO Global Multi-Asset Fund
Underlying PIMCO Funds	Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2018	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Diversified Income Active Exchange-Traded Fund	$6,561	$0	$(6,570)	$(1)	$10	$0	$0	$0
PIMCO EqS® Long/Short Fund	0	11,827	(921)	20	(269)	10,657	219	335
PIMCO Global Advantage® Inflation-Linked Bond Active Exchange-Traded Fund	11,357	0	(11,438)	(1,037)	1,118	0	0	0
PIMCO Income Fund	41,352	1,906	(3,392)	47	145	40,058	1,906	0
PIMCO Mortgage Opportunities Fund	23,766	834	(1,939)	2	115	22,778	834	0
PIMCO Preferred and Capital Securities Fund	14,190	998	(1,188)	29	109	14,138	957	41
PIMCO RAE Fundamental PLUS Fund	19,290	1,615	(1,578)	286	244	19,857	1,286	329
PIMCO Real Return Limited Duration Fund	2,012	34	(161)	(1)	(29)	1,855	34	0
PIMCO Short-Term Floating NAV Portfolio III	3,118	230,239	(232,200)	0	0	1,157	39	0
PIMCO TRENDS Managed Futures Strategy Fund	7,152	0	(7,168)	(443)	459	0	0	0
Totals	$128,798	$247,453	$(266,555)	$(1,098)	$1,902	$110,500	$5,275	$705

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Funds (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Delayed-Delivery Transactions  involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, a Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains (losses) with respect to the security.

Exchange-Traded Funds  typically are index-based investment companies that hold substantially all of their assets in securities representing their specific index, but may also be actively-managed investment companies. Shares of ETFs trade throughout the day on an exchange and represent an investment in a portfolio of securities and other assets. As a shareholder of another investment company, a Fund would bear a pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses a Fund bears directly in connection with its own operations. Investments in

ETFs entail certain risks; in particular, investments in index ETFs involve the risk that the ETF’s performance may not track the performance of the index the ETF is designed to track.

Inflation-Indexed Bonds  are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loan Participations, Assignments and Originations  are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Fund or Funds. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When a Fund purchases assignments from agents it acquires direct rights against the borrowers

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Notes to Financial Statements (Cont.)

of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Funds may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Funds may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. As of March 31, 2018, the Funds had no unfunded loan commitments outstanding.

Mortgage-Related and Other Asset-Backed Securities  directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and each Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) a Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches”, with each class bearing a different stated maturity and entitled to a different schedule

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for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Real Estate Investment Trusts (“REITs”)  are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. Distributions received from REITs may be characterized as income, capital gain or a return of capital. A return of capital is recorded by a Fund as a reduction to the cost basis of its investment in the REIT. REITs are subject to management fees and other expenses, and so the Funds that invest in REITs will bear their proportionate share of the costs of the REITs’ operations.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

Roll-timing strategies can be used where a Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively.

When-Issued Transactions  are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by a Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below.

(a) Repurchase Agreements  Under the terms of a typical repurchase agreement, a Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by a Fund’s custodian or designated subcustodians under tri-party repurchase agreements and in certain instances will remain in custody with the counterparty. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

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Notes to Financial Statements (Cont.)

(b) Reverse Repurchase Agreements  In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  A sale-buyback financing transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  Short sales are transactions in which a Fund sells a security that it may not own. A Fund may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Fund, (iii) for investment return,

(iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When a Fund engages in a short sale, it may borrow the security sold short and deliver it to the counterparty. A Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statements of Assets and Liabilities. Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to a Fund. A short sale is “against the box” if a Fund holds in its portfolio or has the right to acquire the security sold short at no additional cost. A Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” A Fund’s loss on a short sale could theoretically be unlimited in cases where a Fund is unable, for whatever reason, to close out its short position.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Funds (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may enter into the financial derivative instruments described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on how and why the Funds use financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Forward Foreign Currency Contracts  may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are

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marked to market daily, and the change in value is recorded by a Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  are agreements to buy or sell a security or other asset for a set price on a future date. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts  may be written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Barrier Options  (“Barrier Options”) are options, which may be written or purchased, with non-standard payout structures or other features. Barrier Options are generally traded OTC. A Fund may invest in various types of Barrier Options including down-and-in, down-and-out and up-and-in options. Down-and in and up-and-in options are similar to standard options, except that the option expires worthless to the purchaser of the option if the price of the underlying instrument does, or does not reach a specific barrier price level prior to the option’s expiration date. Down-and-out options expire worthless to the purchaser of the option if the price of the underlying instrument reaches a specific barrier price level prior to the option’s expiration date.

Commodity Options  are options on commodity futures contracts (“Commodity Option”). The underlying instrument for the Commodity Option is not the commodity itself, but rather a futures contract for that commodity. The exercise of a Commodity Option will not include physical delivery of the underlying commodity but will result in a cash transfer for the amount of the difference between the current market value of the underlying futures contract and the strike price. For an option that is in-the-money, a Fund will normally offset its position rather than exercise the option to retain any remaining time value.

Credit Default Swaptions  may be written or purchased to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an

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Notes to Financial Statements (Cont.)

option to sell or buy credit protection on a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Foreign Currency Options  may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Inflation-Capped Options  may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect a Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Interest Rate-Capped Options  may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing interest rate-capped options is to protect a Fund from floating rate risk above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in interest rate linked products.

Interest Rate Swaptions  may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Funds  use a specified exchange-traded fund as the underlying instrument for the option contract. A Fund may write or purchase options to enhance returns or to hedge an existing position or future investment.

Options on Exchange-Traded Futures Contracts  (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Indices  (“Index Option”) use a specified index as the underlying instrument for the option contract. The exercise for an Index Option will not include physical delivery of the underlying index but will result in a cash transfer of the amount of the difference between the settlement price of the underlying index and the strike price.

Options on Securities  may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(d) Swap Agreements  are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gain (loss) on the Statements of Operations.

For purposes of applying a Fund’s investment policies and restrictions, swap agreements are generally valued by a Fund at market value. In the case of a credit default swap, in applying certain of a Fund’s investment policies and restrictions, the Funds will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure

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value for purposes of a Fund’s credit quality guidelines (if any) because such value in general better reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, a Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in a Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

To the extent a Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Commodity Forward Swap Agreements  (“Commodity Forwards”) are entered into to gain or mitigate exposure to the underlying referenced commodity. Commodity Forwards involve commitments between two parties where cash flows are exchanged at a future date based on the difference between a fixed and variable price with respect to the number of units of the commodity. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the fixed and variable price of the underlying commodity multiplied by the number of units. To the extent the difference between the fixed and variable price of the underlying referenced commodity exceeds or falls short of the offsetting payment obligation, a Fund will receive a payment from or make a payment to the counterparty.

Credit Default Swap Agreements  on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal

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Notes to Financial Statements (Cont.)

shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  may be entered into to help hedge against interest rate risk exposure and to maintain a Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Funds hold may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements  are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, a Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a

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Fund would owe payments on any net positive total return, and would receive payments in the event of a net negative total return.

Volatility Swap Agreements  are also known as forward volatility agreements and volatility swaps and are agreements in which the counterparties agree to make payments in connection with changes in the volatility (i.e., the magnitude of change over a specified period of time) of an underlying referenced instrument, such as a currency, rate, index, security or other financial instrument. Volatility swaps permit the parties to attempt to hedge volatility risk and/or take positions on the projected future volatility of an underlying referenced instrument. For example, a Fund may enter into a volatility swap in order to take the position that the referenced instrument’s volatility will increase over a particular period of time. If the referenced instrument’s volatility does increase over the specified time, the Fund will receive payment from its counterparty based upon the amount by which the referenced instrument’s realized volatility level exceeds a volatility level agreed upon by the parties. If the referenced instrument’s volatility does not increase over the specified time, the Fund will make a payment to the counterparty based upon the amount by which the referenced instrument’s realized volatility level falls below the volatility level agreed upon by the parties. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price volatility of the referenced instrument and the strike multiplied by the notional amount. As a receiver of the realized price volatility, the Fund would receive the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would owe the payoff amount when the volatility is less than the strike. As a payer of the realized price volatility, the Fund would owe the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would receive the payoff amount when the volatility is less than the strike. Payments on a volatility swap will be greater if they are based upon the mathematical square of volatility (i.e., the measured volatility multiplied by itself, which is referred to as “variance”). This type of volatility swap is frequently referred to as a variance swap.

7. PRINCIPAL RISKS

The principal risks of investing in a Fund, which could adversely affect its net asset value, yield and total return, are listed below.

	PIMCO Multi- Strategy Alternative Fund	PIMCO REALPATH® 2020 Fund	PIMCO REALPATH® 2025 Fund	PIMCO REALPATH® 2030 Fund	PIMCO REALPATH® 2035 Fund	PIMCO REALPATH® 2040 Fund	PIMCO REALPATH® 2045 Fund	PIMCO REALPATH® 2050 Fund	PIMCO REALPATH® 2055 Fund	PIMCO REALPATH® Income Fund	PIMCO Global Multi-Asset Fund
Risks
New/Small Fund	X	X	X	X	X	X	X	X	X	X	X
Allocation	X	X	X	X	X	X	X	X	X	X	X
Acquired Fund	X	X	X	X	X	X	X	X	X	X	X
Interest Rate	X	X	X	X	X	X	X	X	X	X	X
Call	X	X	X	X	X	X	X	X	X	X	X
Credit	X	X	X	X	X	X	X	X	X	X	X
High Yield	X	X	X	X	X	X	X	X	X	X	X
Distressed Company	X	—	—	—	—	—	—	—	—	—	X
Market	X	X	X	X	X	X	X	X	X	X	X
Issuer	X	X	X	X	X	X	X	X	X	X	X
Liquidity	X	X	X	X	X	X	X	X	X	X	X
Derivatives	X	X	X	X	X	X	X	X	X	X	X
Futures Contract	X	—	—	—	—	—	—	—	—	—	—
Volatility	X	—	—	—	—	—	—	—	—	—	—
Model	X	—	—	—	—	—	—	—	—	—	—
Commodity	X	X	X	X	X	X	X	X	X	X	X
Equity	X	X	X	X	X	X	X	X	X	X	X
Mortgage-Related and Other Asset-Backed Securities	X	X	X	X	X	X	X	X	X	X	X
Privately Issued Mortgage-Related Securities	X	—	—	—	—	—	—	—	—	—	—
Extension	X	—	—	—	—	—	—	—	—	—	—
Prepayment	X	—	—	—	—	—	—	—	—	—	—
Foreign (Non-U.S.) Investment	X	X	X	X	X	X	X	X	X	X	X

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Notes to Financial Statements (Cont.)

	PIMCO Multi- Strategy Alternative Fund	PIMCO REALPATH® 2020 Fund	PIMCO REALPATH® 2025 Fund	PIMCO REALPATH® 2030 Fund	PIMCO REALPATH® 2035 Fund	PIMCO REALPATH® 2040 Fund	PIMCO REALPATH® 2045 Fund	PIMCO REALPATH® 2050 Fund	PIMCO REALPATH® 2055 Fund	PIMCO REALPATH® Income Fund	PIMCO Global Multi-Asset Fund
Real Estate	X	X	X	X	X	X	X	X	X	X	X
Senior Loan	X	—	—	—	—	—	—	—	—	—	—
Emerging Markets	X	X	X	X	X	X	X	X	X	X	X
Sovereign Debt	X	X	X	X	X	X	X	X	X	X	X
Currency	X	X	X	X	X	X	X	X	X	X	X
Leveraging	X	X	X	X	X	X	X	X	X	X	X
Small-Cap and Mid-Cap Company	X	—	—	—	—	—	—	—	—	—	—
Smaller Company	—	X	X	X	X	X	X	X	X	X	X
Management	X	X	X	X	X	X	X	X	X	X	X
Short Exposure	X	X	X	X	X	X	X	X	X	X	X
Tax	X	X	X	X	X	X	X	X	X	X	X
Subsidiary	X	X	X	X	X	X	X	X	X	X	X
Value Investing	X	—	—	—	—	—	—	—	—	—	X
Cash Holdings	X	—	—	—	—	—	—	—	—	—	—
Arbitrage	—	—	—	—	—	—	—	—	—	—	X
Convertible Securities	X	—	—	—	—	—	—	—	—	—	X
Exchange-Traded Fund	X	X	X	X	X	X	X	X	X	X	X

A Fund is generally subject to a different level and amount of risk relative to its target date and time horizon. The principal risks of investing in a Fund include risks from direct investments and/or, for certain Funds that invest in Acquired Funds or Underlying PIMCO Funds, indirect exposure through investment in such Acquired Funds or Underlying PIMCO Funds. Please see “Description of Principal Risks” in a Fund’s prospectus for a more detailed description of the risks of investing in a Fund.

The following risks are principal risks of investing in a Fund.

New/Small Fund Risk  is the risk that a new or smaller Fund’s performance may not represent how a Fund is expected to or may perform in the long term. In addition, new Funds have limited operating histories for investors to evaluate and new and smaller Funds may not attract sufficient assets to achieve investment and trading efficiencies.

Allocation Risk  is the risk that a Fund could lose money as a result of less than optimal or poor asset allocation decisions. A Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

Acquired Fund Risk  is the risk that a Fund’s performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives.

The following risks are principal risks of investing in a Fund that include risks from direct investments and/or indirect exposure through investment in Acquired Funds.

New/Small Fund Risk  is the risk that a new or smaller Fund’s performance may not represent how a Fund is expected to or may perform in the long term. In addition, new Funds have limited operating histories for investors to evaluate and new and smaller Funds may not attract sufficient assets to achieve investment and trading efficiencies.

Interest Rate Risk  is the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Call Risk  is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that a Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk  is the risk that a Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

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High Yield Risk  is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Distressed Company Risk  is the risk that securities of distressed companies may be subject to greater levels of credit, issuer and liquidity risk than a portfolio that does not invest in such securities. Securities of distressed companies include both debt and equity securities. Debt securities of distressed companies are considered predominantly speculative with respect to the issuers’ continuing ability to make principal and interest payments.

Market Risk  is the risk that the value of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk  is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Liquidity Risk  is the risk that a particular investment may be difficult to purchase or sell and that a Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk  is the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a Fund could lose more than the initial amount invested. A Fund’s use of derivatives may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with a Fund’s clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact a Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and a Fund’s performance.

Futures Contract Risk  is the risk that, while the value of a futures contract tends to correlate with the value of the underlying asset that it represents, differences between the futures market and the market for the underlying asset may result in an imperfect correlation. Futures contracts may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying assets. The purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract.

Volatility Risk  is the risk that the value of an investment with a higher volatility level may fluctuate over a larger range within a short period of time, either up or down. Volatility measures the variability in the price of an investment over time. Higher volatility levels may indicate heightened risk of losses. Volatility risk is heightened to the extent a Fund invests in volatility-related instruments, such as futures on volatility-related indices.

Model Risk  is the risk that a Fund’s investment models used in making investment allocation decisions may not adequately take into account certain factors and may result in a decline in the value of an investment in a Fund.

Commodity Risk  is the risk that investing in commodity-linked derivative instruments may subject a Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Equity Risk  is the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Mortgage-Related and Other Asset-Backed Securities Risk  is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk.

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Notes to Financial Statements (Cont.)

Privately Issued Mortgage-Related Securities Risk  is the risk of nonpayment because there are no direct or indirect government or agency guarantees of payments in the pools created by non-governmental issuers.

Extension Risk  is the risk that, in periods of rising interest rates, issuers of mortgage-related and other asset-backed securities may pay principal later than expected, which may reduce the value of a Fund’s investment in such securities and may prevent a Fund from receiving higher interest rates on proceeds reinvested.

Prepayment Risk  is the risk that, in periods of declining interest rates, issuers of mortgage-related and other asset-backed securities may pay principal more quickly than expected, which results in a Fund foregoing future interest income on the portion of the principal repaid early and may result in a Fund being forced to reinvest investment proceeds at lower interest rates.

Foreign (Non-U.S.) Investment Risk  is the risk that investing in foreign (non-U.S.) securities may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Real Estate Risk  is the risk that a Fund’s investments in Real Estate Investment Trusts (“REITs”) or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund’s investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, privately traded REITs subject a Fund to liquidity and valuation risk.

Senior Loan Risk  is the risk that investing in senior loans, including bank loans, exposes a Fund to heightened credit risk, call risk, settlement risk and liquidity risk. If an issuer of a senior loan prepays or redeems the loan prior to maturity, a Fund will have to reinvest the proceeds in other senior loans or instruments that may pay lower interest rates.

Emerging Markets Risk  is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk  is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk  is the risk that foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar and affect a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk  is the risk that certain transactions of a Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing a Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Small-Cap and Mid-Cap Company Risk  is the risk that the value of securities issued by small-capitalization and mid-capitalization companies may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund’s investments in smaller companies subject it to greater levels of credit, market and issuer risk.

Smaller Company Risk  is the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund’s investments in smaller companies subject it to greater levels of credit, market and issuer risk.

Management Risk  is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing a Fund. There is no guarantee that the investment objective of a Fund will be achieved.

Short Exposure Risk  is the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to a Fund.

Tax Risk  is the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of a Fund’s taxable income or gains and distributions.

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Subsidiary Risk  is the risk that, by investing in certain Underlying PIMCO Funds that invest in a subsidiary (each a “Subsidiary”), a Fund is indirectly exposed to the risks associated with a Subsidiary’s investments. The Subsidiaries are not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of a Subsidiary will be achieved.

Value Investing Risk  is the risk that a value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

Cash Holdings Risk  is the risk of holding large cash positions, including lower returns and potential lost opportunities to participate in market appreciation.

Arbitrage Risk  is the risk that securities purchased pursuant to an arbitrage strategy intended to take advantage of a perceived relationship between the value of two securities may not perform as expected.

Convertible Securities Risk  is the risk that arises when convertible securities share both fixed income and equity characteristics. Convertible securities are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk.

Exchange-Traded Fund Risk  is the risk that an exchange-traded fund may not track the performance of the index it is designed to track, market prices of shares of an exchange-traded fund may fluctuate rapidly and materially, or shares of an exchange-traded fund may trade significantly above or below net asset value, any of which may cause losses to a Fund invested in the exchange-traded fund.

8. MASTER NETTING ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared

OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission (“CFTC”). In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure

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Notes to Financial Statements (Cont.)

reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Schedules of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between a Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master

Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). As the PIMCO REALPATH® Funds approach their target dates and their portfolios become more conservative, the PIMCO REALPATH® Funds’ investment advisory contract provides that certain PIMCO REALPATH® Funds’ Investment Advisory Fee will periodically decrease over time according to set intervals. The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fees and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Investment Advisory Fee	Supervisory and Administrative Fee
Fund Name	All Classes	Institutional Class	Class P	Administrative Class	Class A	Class C	Class R
PIMCO Multi-Strategy Alternative Fund(1)	1.05%	0.10%	0.20%	N/A	0.25%	N/A	N/A
PIMCO REALPATH® 2020 Fund(1)	0.53%	0.05%	N/A	0.05%	0.25%	N/A	N/A
PIMCO REALPATH® 2025 Fund(1)	0.55%	0.05%	N/A	0.05%	0.25%	N/A	N/A
PIMCO REALPATH® 2030 Fund(1)	0.58%	0.05%	N/A	0.05%	0.25%	N/A	N/A
PIMCO REALPATH® 2035 Fund(1)	0.60%	0.05%	N/A	0.05%	0.25%	N/A	N/A
PIMCO REALPATH® 2040 Fund(1)	0.60%	0.05%	N/A	0.05%	0.25%	N/A	N/A
PIMCO REALPATH® 2045 Fund(1)	0.62%	0.05%	N/A	0.05%	0.25%	N/A	N/A
PIMCO REALPATH® 2050 Fund(1)	0.62%	0.05%	N/A	0.05%	0.25%	N/A	N/A
PIMCO REALPATH® 2055 Fund(1)	0.62%	0.05%	N/A	0.05%	0.25%	N/A	N/A
PIMCO REALPATH® Income Fund(1)	0.50%	0.05%	N/A	0.05%	0.25%	N/A	N/A
PIMCO Global Multi-Asset Fund(1)(2)	0.90%	0.05%	0.15%	N/A	0.25%	0.25%	0.25%

(1)

PIMCO has contractually agreed, through July 31, 2018, to waive, first, the Investment Advisory Fee and, second, the Supervisory and Administrative Fee it receives from the Fund in an amount equal to the expenses attributable to Investment Advisory and Supervisory and Administrative Fees of Underlying PIMCO Funds (as defined herein) indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds to the extent the Fund’s Investment Advisory and Supervisory and Administrative Fees are greater than or equal to the Investment Advisory Fees and Supervisory and Administrative Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days’ notice prior to the end of the contract term.

(2)

PIMCO has contractually agreed to waive the Investment Advisory Fee and the Supervisory and Administrative Fee it receives from the Fund in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the GMA Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the GMA Subsidiary is in place.

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(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of each Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, a Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits a Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A
All Funds	—	0.25%
Class C
All Funds	0.75%	0.25%
Class R
All Funds	0.25%	0.25%

	Distribution and/or Servicing Fee
Administrative Class
All Funds	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund. For the period ended March 31, 2018, the Distributor retained $8,573,595 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses PIMCO  provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) taxes and governmental fees; (ii) brokerage fees and commissions and other portfolio transaction expenses; (iii) the costs of borrowing money, including interest expense; (iv) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (v) extraordinary expense, including costs of litigation and indemnification expenses; (vi) organizational expenses; and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $152,300, plus $15,750 for each Board meeting attended in person, $775 ($2,025 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each Board meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $18,000 and each other committee chair receives an additional annual retainer of $4,500. Each Trustee, other than the Trustees affiliated with PIMCO, or its affiliates, receives $775 for each Valuation Oversight Committee meeting attended. In addition, the Valuation Oversight Committee co-leads together receive an additional retainer of $11,500, which amount is divided evenly among the co-leads so that each individually receives an additional annual retainer of $5,750. The Lead Independent Trustee receives an annual retainer of $13,000.

These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets except PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed to waive a portion of the Funds’ Supervisory and Administrative Fee, or reimburse each Fund, to the extent that each Fund’s organizational expenses and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of

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Notes to Financial Statements (Cont.)

each Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Under certain conditions, PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. The total recoverable amounts to PIMCO at March 31, 2018, were as follows (amounts in thousands†):

	Expiring Within
Fund Name	12 months	13-24 months	25-36 months	Total
PIMCO Multi-Strategy Alternative Fund	$1	$1	$1	$3
PIMCO REALPATH® 2055 Fund	$0	$0	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

(f) Acquired Fund Fees and Expenses  Underlying PIMCO Fund expenses, if any, will vary with changes in the expenses of the Acquired Funds, as well as the allocation of the Funds’ assets.

PIMCO has contractually agreed, through July 31, 2018, to waive first, the Investment Advisory Fee and, second, the Supervisory and Administrative Fee it receives from the Funds in an amount equal to the expenses attributable to Investment Advisory and Supervisory and Administrative Fees of Underlying PIMCO Funds indirectly incurred by the Funds’ investments in Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days’ notice prior to the end of the contract term.

The waivers are reflected on the Statements of Operations/Consolidated Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended March 31, 2018, the Funds below waived the following fees (amounts in thousands†):

Fund Name	Waived Fees
PIMCO Multi-Strategy Alternative Fund	$924
PIMCO REALPATH® 2020 Fund	119
PIMCO REALPATH® 2025 Fund	117
PIMCO REALPATH® 2030 Fund	152
PIMCO REALPATH® 2035 Fund	92
PIMCO REALPATH® 2040 Fund	101
PIMCO REALPATH® 2045 Fund	68
PIMCO REALPATH® 2050 Fund	103
PIMCO REALPATH® 2055 Fund	17
PIMCO REALPATH® Income Fund	121
PIMCO Global Multi-Asset Fund	757

†	A zero balance may reflect actual amounts rounding to less than one thousand.

PIMCO Cayman Commodity Fund II, Ltd. (the “GMA Subsidiary”), has entered into a separate contract with PIMCO for the management of the GMA Subsidiary’s portfolio pursuant to which the GMA Subsidiary pays PIMCO a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the Investment Advisory Fee and the Supervisory and Administrative Fee it receives from the PIMCO Global Multi-Asset Fund (the “GMA Fund”) in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the GMA Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the GMA Subsidiary is in place. The waiver is reflected in the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended March 31, 2018, the amount was $362,491. See Note 14, Basis for Consolidation in the Notes to Financial Statements for more information regarding the GMA Subsidiary.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended March 31, 2018, the Funds below engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act (amounts in thousands†):

Fund Name	Purchases	Sales
PIMCO Global Multi-Asset Fund	$601	$5,570

†	A zero balance may reflect actual amounts rounding to less than one thousand.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out

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of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The transaction costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2018, were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
PIMCO Multi-Strategy Alternative Fund	$23,943	$5,690	$71,617	$62,512
PIMCO REALPATH® 2020 Fund	0	0	4,395	21,601
PIMCO REALPATH® 2025 Fund	0	0	5,351	24,011
PIMCO REALPATH® 2030 Fund	0	0	8,209	23,424
PIMCO REALPATH® 2035 Fund	0	0	8,343	23,731
PIMCO REALPATH® 2040 Fund	0	0	9,723	27,251
PIMCO REALPATH® 2045 Fund	0	0	6,928	29,294
PIMCO REALPATH® 2050 Fund	0	0	11,440	37,044
PIMCO REALPATH® 2055 Fund	0	0	1,842	1,491
PIMCO REALPATH® Income Fund	0	0	3,487	21,916
PIMCO Global Multi-Asset Fund	2,233,619	2,146,194	294,449	249,491

†	A zero balance may reflect actual amounts rounding to less than one thousand.

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Notes to Financial Statements (Cont.)

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO Multi-Strategy Alternative Fund						PIMCO REALPATH® 2020 Fund
	Year Ended 03/31/2018				Year Ended 03/31/2017		Year Ended 03/31/2018		Year Ended 03/31/2017
	Shares		Amount		Shares	Amount	Shares	Amount	Shares		Amount
Receipts for shares sold
Institutional Class	2,959		$29,182		5,103	$50,751	293	$2,424	274		$2,175
Class P	35		345		614	6,019	0	0	0		0
Administrative Class	0		0		0	0	251	2,113	377		3,028
Class D	373		3,661		258	2,537	0	0	6	(c)	54	(c)
Class A	542	(a)	5,292	(a)	63	624	50	406	351		2,780
Class C	1	(d)	5	(d)	22	219	0	0	21	(c)	165	(c)
Class R	0		0		0	0	0	0	0		0
Issued as reinvestment of distributions
Institutional Class	221		2,199		357	3,481	126	1,024	49		382
Class P	8		82		19	184	0	0	0		0
Administrative Class	0		0		0	0	92	773	42		331
Class D	10		99		8	79	0	0	1	(c)	7	(c)
Class A	1		14		4	37	49	402	19		146
Class C	0	(d)	0	(d)	2	20	0	0	1	(c)	8	(c)
Class R	0		0		0	0	0	0	0		0
Cost of shares redeemed
Institutional Class	(1,928)		(19,067)		(897)	(8,810)	(1,163)	(9,582)	(715)		(5,615)
Class P	(110)		(1,072)		(222)	(2,230)	0	0	0		0
Administrative Class	0		0		0	0	(1,635)	(14,040)	(1,882)		(15,079)
Class D	(697	)(a)	(6,749	)(a)	(66)	(654)	0	0	(245	)(c)	(1,909	)(c)
Class A	(29)		(290)		(45)	(448)	(594)	(4,911)	(332)		(2,601)
Class C	(47	)(d)	(451	)(d)	(37)	(361)	0	0	(409	)(c)	(3,229	)(c)
Class R	0		0		0	0	0	0	0		0
Net increase (decrease) resulting from Fund share transactions	1,339		$13,250		5,183	$51,448	(2,531)	$(21,391)	(2,442)		$(19,357)

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PIMCO REALPATH® 2025 Fund						PIMCO REALPATH® 2030 Fund						PIMCO REALPATH® 2035 Fund
Year Ended 03/31/2018		Year Ended 03/31/2017				Year Ended 03/31/2018		Year Ended 03/31/2017				Year Ended 03/31/2018		Year Ended 03/31/2017
Shares	Amount	Shares		Amount		Shares	Amount	Shares		Amount		Shares	Amount	Shares		Amount

222	$2,221	307		$2,931		587	$4,688	541		$4,089		296	$3,044	309		$2,950
0	0	0		0		0	0	0		0		0	0	0		0
139	1,382	431		4,102		327	2,646	552		4,146		155	1,607	298		2,836
0	0	15	(c)	139	(c)	0	0	7	(c)	60	(c)	0	0	1	(c)	10	(c)
26	252	67		638		104	826	87		661		24	249	129		1,236
0	0	9	(c)	80	(c)	0	0	47	(c)	354	(c)	0	0	10	(c)	97	(c)
0	0	0		0		0	0	0		0		0	0	0		0

148	1,417	49		459		238	1,871	113		842		146	1,463	34		327
0	0	0		0		0	0	0		0		0	0	0		0
110	1,066	70		660		169	1,330	107		795		129	1,301	24		229
0	0	0	(c)	3	(c)	0	0	1	(c)	6	(c)	0	0	0	(c)	2	(c)
21	204	6		58		37	286	19		143		19	186	3		28
0	0	0	(c)	2	(c)	0	0	0	(c)	3	(c)	0	0	0	(c)	0	(c)
0	0	0		0		0	0	0		0		0	0	0		0

(624)	(6,184)	(384)		(3,638)		(1,239)	(9,812)	(916)		(6,866)		(1,285)	(13,165)	(652)		(6,155)
0	0	0		0		0	0	0		0		0	0	0		0
(2,261)	(23,053)	(1,848)		(17,502)		(2,661)	(21,751)	(2,863)		(21,542)		(1,628)	(16,942)	(1,988)		(18,944)
0	0	(83	)(c)	(789	)(c)	0	0	(204	)(c)	(1,543	)(c)	0	0	(81	)(c)	(760	)(c)
(97)	(978)	(57)		(542)		(337)	(2,692)	(263)		(1,967)		(168)	(1,727)	(42)		(398)
0	0	(90	)(c)	(859	)(c)	0	0	(431	)(c)	(3,270	)(c)	0	0	(45	)(c)	(431	)(c)
0	0	0		0		0	0	0		0		0	0	0		0
(2,316)	$(23,673)	(1,508)		$(14,258)		(2,775)	$(22,608)	(3,203)		$(24,089)		(2,312)	$(23,984)	(2,000)		$(18,973)

ANNUAL REPORT	MARCH 31, 2018	129

Notes to Financial Statements (Cont.)

	PIMCO REALPATH® 2040 Fund						PIMCO REALPATH® 2045 Fund
	Year Ended 03/31/2018		Year Ended 03/31/2017				Year Ended 03/31/2018		Year Ended 03/31/2017
	Shares	Amount	Shares		Amount		Shares	Amount	Shares		Amount
Receipts for shares sold
Institutional Class	420	$3,265	668		$4,918		246	$2,580	568		$5,681
Class P	0	0	0		0		0	0	0		0
Administrative Class	255	1,997	439		3,203		135	1,435	184		1,832
Class D	0	0	41	(c)	297	(c)	0	0	3	(c)	32	(c)
Class A	56	448	79		580		8	90	13		131
Class C	0	0	19	(c)	135	(c)	0	0	4	(c)	40	(c)
Class R	0	0	0		0		0	0	0		0
Issued as reinvestment of distributions
Institutional Class	252	1,919	166		1,208		176	1,767	62		624
Class P	0	0	0		0		0	0	0		0
Administrative Class	117	893	54		393		109	1,112	16		162
Class D	0	0	1	(c)	7	(c)	0	0	0	(c)	0	(c)
Class A	50	376	17		122		12	121	1		14
Class C	0	0	0	(c)	1	(c)	0	0	0	(c)	0	(c)
Class R	0	0	0		0		0	0	0		0
Cost of shares redeemed
Institutional Class	(3,080)	(23,908)	(782)		(5,739)		(2,998)	(32,263)	(434)		(4,384)
Class P	0	0	0		0		0	0	0		0
Administrative Class	(1,586)	(12,572)	(2,461)		(18,062)		(999)	(10,541)	(242)		(2,413)
Class D	0	0	(350	)(c)	(2,578	)(c)	0	0	(59	)(c)	(580	)(c)
Class A	(180)	(1,399)	(336)		(2,444)		(34)	(364)	(24)		(243)
Class C	0	0	(194	)(c)	(1,406	)(c)	0	0	(16	)(c)	(163	)(c)
Class R	0	0	0		0		0	0	0		0
Net increase (decrease) resulting from Fund share transactions	(3,696)	$(28,981)	(2,639)		$(19,365)		(3,345)	$(36,063)	76		$733

130	PIMCO ASSET ALLOCATION FUNDS

March 31, 2018

PIMCOREALPATH® 2050 Fund						PIMCOREALPATH® 2055 Fund						PIMCO REALPATH® Income Fund
Year Ended 03/31/2018		Year Ended 03/31/2017				Year Ended 03/31/2018		Year Ended 03/31/2017				Year Ended 03/31/2018		Year Ended 03/31/2017
Shares	Amount	Shares		Amount		Shares	Amount	Shares		Amount		Shares	Amount	Shares		Amount

600	$4,757	1,400		$10,683		102	$1,041	169		$1,657		192	$1,633	407		$3,393
0	0	0		0		0	0	0		0		0	0	0		0
365	2,920	1,152		8,625		27	270	0		0		67	578	175		1,450
0	0	11	(c)	87	(c)	0	0	1	(c)	2	(c)	0	0	2	(c)	10	(c)
19	149	42		327		1	15	3		22		40	332	392		3,276
0	0	8	(c)	59	(c)	0	0	2	(c)	20	(c)	0	0	31	(c)	259	(c)
0	0	0		0		0	0	0		0		0	0	0		0

347	2,650	249		1,879		61	611	13		127		131	1,086	64		525
0	0	0		0		0	0	0		0		0	0	0		0
159	1,233	53		395		2	21	0		0		74	621	75		615
0	0	0	(c)	2	(c)	0	0	0	(c)	0	(c)	0	0	1	(c)	8	(c)
28	210	7		53		1	8	0		3		59	492	32		260
0	0	0	(c)	0	(c)	0	0	0	(c)	0	(c)	0	0	1	(c)	7	(c)
0	0	0		0		0	0	0		0		0	0	0		0

(5,072)	(40,934)	(996)		(7,617)		(148)	(1,517)	(45)		(445)		(678)	(5,806)	(816)		(6,719)
0	0	0		0		0	0	0		0		0	0	0		0
(1,787)	(14,418)	(5,235)		(39,801)		(2)	(17)	(2)		(22)		(1,722)	(15,154)	(1,696)		(14,034)
0	0	(138	)(c)	(1,045	)(c)	0	0	(2	)(c)	(16	)(c)	0	0	(152	)(c)	(1,262	)(c)
(66)	(530)	(97)		(742)		0	0	(13)		(123)		(602)	(5,195)	(394)		(3,263)
0	0	(93	)(c)	(704	)(c)	0	0	(4	)(c)	(39	)(c)	0	0	(288	)(c)	(2,405	)(c)
0	0	0		0		0	0	0		0		0	0	0		0
(5,407)	$(43,963)	(3,637)		$(27,799)		44	$432	122		$1,186		(2,439)	$(21,413)	(2,166)		$(17,880)

ANNUAL REPORT	MARCH 31, 2018	131

Notes to Financial Statements (Cont.)

	PIMCO Global Multi-Asset Fund
	Year Ended 03/31/2018				Year Ended 03/31/2017
	Shares		Amount		Shares		Amount
Receipts for shares sold
Institutional Class	2,119		$26,658		2,207		$25,091
Class P	853		10,585		655		7,328
Administrative Class	0		0		0	(e)	0	(e)
Class D	181		2,258		104		1,171
Class A	2,416	(b)	29,368	(b)	489		5,487
Class C	421		5,078		410		4,478
Class R	21		261		24		258
Issued as reinvestment of distributions
Institutional Class	306		3,862		562		6,305
Class P	53		665		71		800
Administrative Class	0		0		0	(e)	0	(e)
Class D	20		252		29		321
Class A	109		1,373		149		1,654
Class C	51		629		90		980
Class R	5		62		8		86
Cost of shares redeemed
Institutional Class	(8,704)		(107,627)		(11,862)		(133,384)
Class P	(1,028)		(12,759)		(3,332)		(37,108)
Administrative Class	0		0		(3	)(e)	(33	)(e)
Class D	(1,773	)(b)	(21,904	)(b)	(743)		(8,239)
Class A	(2,012)		(24,690)		(5,704)		(62,996)
Class C	(2,688)		(31,832)		(4,908)		(53,098)
Class R	(138)		(1,675)		(201)		(2,207)
Net increase (decrease) resulting from Fund share transactions	(9,788)		$(119,436)		(21,955)		$(243,106)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	On March 23, 2018, 526 Class D shares in the amount of $5,065 converted into Class A shares of the Fund.
(b)	On March 23, 2018, 1,257 Class D shares in the amount of $15,493 converted into Class A shares of the Fund.
(c)	Class D and Class C Shares liquidated at the close of business on October 28, 2016.
(d)	Class C Shares liquidated at the close of business on July 28, 2017.
(e)	Administrative Class Shares liquidated at the close of business on January 13, 2017.

The following table discloses the number of shareholders that own 10% or more of the outstanding shares of a Fund along with their respective percent ownership, if any, for the period ended March 31, 2018. Some of these shareholders may be considered related parties, which may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

	Shareholders that own 10% or more of outstanding shares		Total percentage of portfolio held by shareholders that own 10% or more of outstanding shares
	Non-Related Parties	Related Parties	Non-Related Parties	Related Parties
PIMCO REALPATH® 2030 Fund	1	0	13%	0%
PIMCO REALPATH® 2045 Fund	1	0	13%	0%
PIMCO REALPATH® 2055 Fund	0	1	0%	69%
PIMCO Global Multi-Asset Fund	1	0	11%	0%

132	PIMCO ASSET ALLOCATION FUNDS

March 31, 2018

14. BASIS FOR CONSOLIDATION

GMA Subsidiary, a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the PIMCO Global Multi-Asset Fund (the “GMA Fund”) in order to effect certain investments for the GMA Fund consistent with the GMA Fund’s investment objectives and policies as specified in its prospectus and statement of additional information. The GMA Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the GMA Fund and the GMA Subsidiary. The consolidated financial statements include the accounts of the GMA Fund and the GMA Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the GMA Fund and the GMA Subsidiary, comprising the entire issued share capital of the GMA Subsidiary, with the intent that the GMA Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association, shares issued by the GMA Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the GMA Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the GMA Subsidiary. See the table below for details regarding the structure, incorporation and relationship as of period end of the GMA Subsidiary to the GMA Fund (amounts in thousands).

Date of Incorporation	11/21/2008
Subscription Agreement	12/10/2008
Consolidated Fund Net Assets	$481,540
Subsidiary % of Fund Net Assets	10.9%
Subsidiary Financial Statement Information
Total assets	$53,301
Total liabilities	$722
Net assets	$52,579
Total income	$635
Net investment income (loss)	$266
Net realized gain (loss)	$507
Net change in unrealized appreciation (depreciation)	$1,292
Increase (decrease) in net assets resulting from operations	$2,065

15. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

16. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of March 31, 2018, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Funds, through the GMA Subsidiary and/or the Underlying PIMCO Funds, may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative investments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. The IRS has also issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income.

Based on the reasoning in such private letter rulings, the Funds will continue to seek to gain exposure to the commodity markets primarily through investments in GMA Subsidiary or Underlying PIMCO Funds and their respective Subsidiaries and possibly through Underlying PIMCO Fund investments in commodity-linked notes.

It should be noted, however, that the IRS currently has suspended the issuance of such rulings. In addition, the IRS also recently issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the 1940 Act. The IRS has further issued proposed regulations that, if

ANNUAL REPORT	MARCH 31, 2018	133

Notes to Financial Statements (Cont.)

finalized, would generally treat a Fund’s income inclusion with respect to a Subsidiary as qualifying income only if there is a distribution out of the earnings and profits of a Subsidiary that are attributable to such income conclusion.

There can be no assurance that the IRS will not change its position relating to whether that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Fund’s taxable income or any distributions made by the

Fund or result in the inability of the Fund or Underlying PIMCO Fund to operate as described in its Prospectus.

If, during a taxable year, the GMA Subsidiary’s and/or Underlying PIMCO Fund commodity subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Underlying PIMCO Fund as a deductible amount for income tax purposes. In the event the GMA Commodity Subsidiary’s (or Underlying fund commodity subsidiary) taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the GMA Fund or Underlying PIMCO Fund as income for Federal income tax purposes.

As of March 31, 2018, the components of distributable taxable earnings are as follows (amounts in thousands†):

	Undistributed Ordinary Income(1)	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(2)	Other Book-to-Tax Accounting Differences(3)	Accumulated Capital Losses(4)	Qualified Late-Year Loss Deferral - Capital(5)	Qualified Late-Year Loss Deferral - Ordinary(6)
PIMCO Multi-Strategy Alternative Fund	$0	$0	$(1,804)	$0	$(55)	$0	$0
PIMCO REALPATH® 2020 Fund	579	0	1,185	0	(5,500)	0	0
PIMCO REALPATH® 2025 Fund	0	0	1,254	0	(4,135)	0	(29)
PIMCO REALPATH® 2030 Fund	167	0	2,420	0	(5,899)	0	0
PIMCO REALPATH® 2035 Fund	586	0	1,459	0	(3,933)	0	0
PIMCO REALPATH® 2040 Fund	184	0	2,207	0	(3,089)	0	0
PIMCO REALPATH® 2045 Fund	318	0	1,264	0	(2,039)	0	0
PIMCO REALPATH® 2050 Fund	79	0	2,392	0	(3,859)	0	0
PIMCO REALPATH® 2055 Fund	0	0	524	0	(356)	0	0
PIMCO REALPATH® Income Fund	0	0	566	0	(4,491)	0	(45)
PIMCO Global Multi-Asset Fund	8,918	0	2,083	(27)	(122,147)	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Includes undistributed short-term capital gains, if any.
(2)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options and forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on swap contracts, treasury inflation protected securities (TIPS), sale/buyback transactions, Lehman securities, short dividend expenditures, straddle loss deferrals, Real Estate Investment Trusts (REITs), partnerships, and return of capital distributions from underlying funds.

(3)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for organizational costs.
(4)	Capital losses available to offset future net capital gains expire in varying amounts as shown below.
(5)	Capital losses realized during the period November 1, 2017 through March 31, 2018 which the Funds elected to defer to the following taxable year pursuant to income tax regulations.
(6)	Specified losses realized during the period November 1, 2017 through March 31, 2018 which the Funds elected to defer to the following taxable year pursuant to income tax regulations.

Under the Regulated Investment Company Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

134	PIMCO ASSET ALLOCATION FUNDS

March 31, 2018

As of March 31, 2018, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term
PIMCO Multi-Strategy Alternative Fund	$55	$0
PIMCO REALPATH® 2020 Fund	1,515	3,985
PIMCO REALPATH® 2025 Fund	1,628	2,507
PIMCO REALPATH® 2030 Fund	3,065	2,834
PIMCO REALPATH® 2035 Fund	2,421	1,512
PIMCO REALPATH® 2040 Fund	3,089	0
PIMCO REALPATH® 2045 Fund	2,039	0
PIMCO REALPATH® 2050 Fund	3,691	168
PIMCO REALPATH® 2055 Fund	210	146
PIMCO REALPATH® Income Fund	1,414	3,077
PIMCO Global Multi-Asset Fund	122,147	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of March 31, 2018, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(7)
PIMCO Multi-Strategy Alternative Fund	$122,995	$1,793	$(3,601)	$(1,808)
PIMCO REALPATH® 2020 Fund	16,069	1,308	(123)	1,185
PIMCO REALPATH® 2025 Fund	14,116	1,360	(106)	1,254
PIMCO REALPATH® 2030 Fund	23,590	2,576	(154)	2,422
PIMCO REALPATH® 2035 Fund	11,762	1,546	(86)	1,461
PIMCO REALPATH® 2040 Fund	16,280	2,348	(130)	2,219
PIMCO REALPATH® 2045 Fund	9,425	1,345	(81)	1,264
PIMCO REALPATH® 2050 Fund	16,646	2,541	(146)	2,395
PIMCO REALPATH® 2055 Fund	4,708	562	(39)	523
PIMCO REALPATH® Income Fund	16,127	705	(137)	568
PIMCO Global Multi-Asset Fund	718,996	27,228	(25,348)	1,880

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)

Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to open wash sale loss deferrals, treasury inflation protected securities (TIPS), unrealized gain or loss on certain futures, options and forward contracts, realized and unrealized gain (loss) swap contracts, sale/buyback transactions, Lehman securities, short dividend expenditures, straddle loss deferrals, Real Estate Investment Trusts (REITs), partnerships, and return of capital distributions from underlying funds.

ANNUAL REPORT	MARCH 31, 2018	135

Notes to Financial Statements (Cont.)

March 31, 2018

For the fiscal years ended March 31, 2018 and March 31, 2017, respectively, the Funds made the following tax basis distributions (amounts in thousands†):

	March 31, 2018			March 31, 2017
	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)
PIMCO Multi-Strategy Alternative Fund	$1,843	$0	$557	$3,657	$0	$157
PIMCO REALPATH® 2020 Fund	2,200	0	0	875	0	0
PIMCO REALPATH® 2025 Fund	2,700	0	0	1,184	0	0
PIMCO REALPATH® 2030 Fund	3,499	0	0	1,793	0	0
PIMCO REALPATH® 2035 Fund	2,950	0	0	586	0	0
PIMCO REALPATH® 2040 Fund	3,200	0	0	1,733	0	0
PIMCO REALPATH® 2045 Fund	3,000	0	0	800	0	0
PIMCO REALPATH® 2050 Fund	4,100	0	0	2,331	0	0
PIMCO REALPATH® 2055 Fund	448	0	193	130	0	0
PIMCO REALPATH® Income Fund	2,142	0	58	1,417	0	0
PIMCO Global Multi-Asset Fund	8,002	0	0	11,503	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)	Includes short-term capital gains distributed, if any.
(9)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

17. SUBSEQUENT EVENTS

On February 13, 2018, the Board approved a proposal to change the name of Class P for all Funds of the Trust that offer such class to I-2. The name change occurred on April 27, 2018.

There were no other subsequent events identified that require recognition or disclosure.

136	PIMCO ASSET ALLOCATION FUNDS

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Funds and Shareholders of PIMCO Multi-Strategy Alternative Fund, PIMCO REALPATH® 2020 Fund, PIMCO REALPATH® 2025 Fund, PIMCO REALPATH® 2030 Fund, PIMCO REALPATH® 2035 Fund, PIMCO REALPATH® 2040 Fund, PIMCO REALPATH® 2045 Fund, PIMCO REALPATH® 2050 Fund, PIMCO REALPATH® 2055 Fund, PIMCO REALPATH® Income Fund and PIMCO Global Multi-Asset Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of PIMCO Multi-Strategy Alternative Fund, PIMCO REALPATH® 2020 Fund, PIMCO REALPATH® 2025 Fund, PIMCO REALPATH® 2030 Fund, PIMCO REALPATH® 2035 Fund, PIMCO REALPATH® 2040 Fund, PIMCO REALPATH® 2045 Fund, PIMCO REALPATH® 2050 Fund, PIMCO REALPATH® 2055 Fund, PIMCO REALPATH® Income Fund and PIMCO Global Multi-Asset Fund (eleven of the funds constituting PIMCO Funds, hereafter collectively referred to as the “Funds”) as of March 31, 2018, the related statements of operations for the year ended March 31, 2018, the statements of changes in net assets for each of the two years in the period ended March 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2018 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Kansas City, Missouri

May 24, 2018

We have served as the auditor of one or more investment companies in PIMCO Funds since 1987.

ANNUAL REPORT	MARCH 31, 2018	137

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FBF	Credit Suisse International	MYI	Morgan Stanley & Co. International PLC
BOA	Bank of America N.A.	FICC	Fixed Income Clearing Corporation	NGF	Nomura Global Financial Products, Inc.
BOS	Banc of America Securities LLC	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BPG	BNP Paribas Securities Corp.	GRE	RBS Securities, Inc.	RCY	Royal Bank of Canada
BPS	BNP Paribas S.A.	GSC	Goldman Sachs & Co.	RYL	Royal Bank of Scotland Group PLC
BRC	Barclays Bank PLC	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
BSN	Bank of Nova Scotia	HUS	HSBC Bank USA N.A.	SCX	Standard Chartered Bank
CBK	Citibank N.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SOG	Societe Generale
DBL	Deutsche Bank AG London	JPM	JP Morgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.
DEU	Deutsche Bank Securities, Inc.	MEI	Merrill Lynch International	TDM	TD Securities (USA) LLC
DUB	Deutsche Bank AG	MSB	Morgan Stanley Bank, N.A	UAG	UBS AG Stamford
FAR	Wells Fargo Bank National Association	MYC	Morgan Stanley Capital Services, Inc.

Currency Abbreviations:
ARS	Argentine Peso	GBP	British Pound	PEN	Peruvian New Sol
AUD	Australian Dollar	HKD	Hong Kong Dollar	PHP	Philippine Peso
BRL	Brazilian Real	IDR	Indonesian Rupiah	PLN	Polish Zloty
CAD	Canadian Dollar	ILS	Israeli Shekel	RUB	Russian Ruble
CHF	Swiss Franc	INR	Indian Rupee	SEK	Swedish Krona
CLP	Chilean Peso	JPY	Japanese Yen	SGD	Singapore Dollar
CNH	Chinese Renminbi (Offshore)	KRW	South Korean Won	THB	Thai Baht
COP	Colombian Peso	MXN	Mexican Peso	TRY	Turkish New Lira
CZK	Czech Koruna	NGN	Nigerian Naira	TWD	Taiwanese Dollar
DKK	Danish Krone	NOK	Norwegian Krone	USD (or $)	United States Dollar
EUR	Euro	NZD	New Zealand Dollar	ZAR	South African Rand

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	FTSE	Financial Times Stock Exchange	NYMEX	New York Mercantile Exchange
CBOT	Chicago Board of Trade	ICE	IntercontinentalExchange®	OTC	Over the Counter
EUREX	Eurex Exchange

Index/Spread Abbreviations:
12MTA	12 Month Treasury Average	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	LIBOR01M	1 Month USD-LIBOR
AMZX	Alerian MLP Total Return Index	EAFE	Europe, Australasia, and Far East Stock Index	NDUEEGF	iShares MSCI Emerging Markets ETF
BADLARPP	Argentina Badlar Floating Rate Notes	ERAUSLT	eRAFI U.S. Large Strategy Index	S&P 500	Standard & Poor’s 500 Index
BRENT	Brent Crude	EURMARGIN	European Refined Margin	SPGCINP	S&P GSCI Industrial Metals ER
CDX.HY	Credit Derivatives Index - High Yield	FRCPXTOB	France Consumer Price ex-Tobacco Index	UKRPI	United Kingdom Retail Prices Index
CDX.IG	Credit Derivatives Index - Investment Grade	GOLDLNPM	London Gold Market Fixing Ltd. PM	ULSD	Ultra-Low Sulfur Diesel
CMBX	Commercial Mortgage-Backed Index	JMABFNJ1	J.P. Morgan Custom Commodity Index	US0001M	1 Month USD Swap Rate
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	JPQIPRS1	J.P. Morgan Custom Equity Basket Swap	US0003M	3 Month USD Swap Rate
CPTFEMU	Eurozone HICP ex-Tobacco Index	JPQIPRL1	J.P. Morgan Custom Equity Basket Swap	VSTOXX	Euro Stoxx 50 Volatility Index

Other Abbreviations:
ABS	Asset-Backed Security	EONIA	Euro OverNight Index Average	oz.	Ounce
BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending
BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced
BTP	Buoni del Tesoro Poliennali	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TELBOR	Tel Aviv Inter-Bank Offered Rate
CLO	Collateralized Loan Obligation	MSCI	Morgan Stanley Capital International	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
D&I	Down and In Barrier Option	OAT	Obligations Assimilables du Trésor	WTI	West Texas Intermediate
DAC	Designated Activity Company	OIS	Overnight Index Swap	YOY	Year-Over-Year

138	PIMCO ASSET ALLOCATION FUNDS

Federal Income Tax Information

(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Funds’ fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction.  Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Funds’ dividend distribution that qualifies under tax law. The percentage of the following Funds’ Fiscal 2018 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below:

Qualified Dividend Income.  Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentage of ordinary dividends paid during the fiscal year ended March 31, 2018 was designated as ‘qualified dividend income’ as defined in the Act subject to reduced tax rates in 2018:

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only).  Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2018 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2018 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s† )	Qualified Short-Term Capital Gain (000s†)
PIMCO Multi-Strategy Alternative Fund	2.97%	0.00%	$1	$0
PIMCO REALPATH® 2020 Fund	0.00%	0.00%	1	0
PIMCO REALPATH® 2025 Fund	0.00%	0.00%	1	0
PIMCO REALPATH® 2030 Fund	0.00%	0.00%	1	0
PIMCO REALPATH® 2035 Fund	0.00%	0.00%	0	0
PIMCO REALPATH® 2040 Fund	0.00%	0.00%	0	0
PIMCO REALPATH® 2045 Fund	0.00%	0.00%	2	0
PIMCO REALPATH® 2050 Fund	0.00%	0.00%	1	0
PIMCO REALPATH® 2055 Fund	0.00%	0.00%	1	0
PIMCO REALPATH® Income Fund	0.00%	0.00%	1	0
PIMCO Global Multi-Asset Fund	0.00%	5.28%	8,001	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2019, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2018.

ANNUAL REPORT	MARCH 31, 2018	139

Management of the Trust

The charts below identify the Trustees and executive officers of the Trust. Unless otherwise indicated, the address of all persons below is 650 Newport Center Drive, Newport Beach, CA 92660.

The Funds’ Statement of Additional Information includes more information about the Trustees and Officers. To request a free copy, call PIMCO at (888) 87-PIMCO or visit the Funds’ website at www.pimco.com.

Name, Year of Birth and Position Held with Trust*	Term of Office and Length of Time Served†	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Public Company and Investment Company Directorships Held by Trustee During the Past 5 Years

Interested Trustees[1]

Brent R. Harris (1959) Chairman of the Board and Trustee	02/1992 to present	Managing Director, PIMCO. Formerly, member of Executive Committee, PIMCO.	162	Chairman and Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT; Director, StocksPLUS® Management, Inc; and member of Board of Governors, Investment Company Institute.

Peter G. Strelow (1970) Trustee	05/2017 to present	Managing Director and Co-Chief Operating Officer, PIMCO. Formerly, Chief Administrative Officer, PIMCO.	141	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust.

Independent Trustees

George E. Borst (1948) Trustee	04/2015 to present	Executive Advisor, McKinsey & Company (since 10/14); Formerly, Executive Advisor, Toyota Financial Services (10/13-12/14); and CEO, Toyota Financial Services (1/01-9/13).	141	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust; Director, MarineMax Inc.

Jennifer Holden Dunbar (1963) Trustee	04/2015 to present	Managing Director, Dunbar Partners, LLC (business consulting and investments). Formerly, Partner, Leonard Green & Partners, L.P.	162	Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT; Director, PS Business Parks; Director, Big 5 Sporting Goods Corporation.

Kym M. Hubbard (1957) Trustee	02/2017 to present	Formerly, Global Head of Investments, Chief Investment Officer and Treasurer, Ernst & Young.	141	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust; Director, State Auto Financial Corporation.

Gary F. Kennedy (1955) Trustee	04/2015 to present	Formerly, Senior Vice President, General Counsel and Chief Compliance Officer, American Airlines and AMR Corporation (now American Airlines Group) (1/03-1/14).	141	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust.

Peter B. McCarthy (1950) Trustee	04/2015 to present	Formerly, Assistant Secretary and Chief Financial Officer, United States Department of Treasury; Deputy Managing Director, Institute of International Finance.	162	Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.

Ronald C. Parker (1951) Lead Independent Trustee	07/2009 to present Lead Independent Trustee - 02/2017 to present	Director of Roseburg Forest Products Company. Formerly, Chairman of the Board, The Ford Family Foundation; and President, Chief Executive Officer, Hampton Affiliates (forestry products).	162	Lead Independent Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust; Trustee, PIMCO Equity Series and PIMCO Equity Series VIT.

*	Unless otherwise noted, the information for the individuals listed is as of March 31, 2018.
[1]	Mr. Harris and Mr. Strelow are “interested persons” of the Trust (as that term is defined in the 1940 Act) because of their affiliations with PIMCO.
†	Trustees serve until their successors are duly elected and qualified.

140	PIMCO ASSET ALLOCATION FUNDS

(Unaudited)

Executive Officers

Name, Year of Birth and Position Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years*

Peter G. Strelow (1970) President	01/2015 to present Senior Vice President 11/2013 to 01/2015 Vice President 05/2008 to 11/2013	Managing Director and Co-Chief Operating Officer, PIMCO. President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Chief Administrative Officer, PIMCO.

David C. Flattum (1964) Chief Legal Officer	11/2006 to present	Managing Director and General Counsel, PIMCO. Chief Legal Officer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Formerly, Managing Director, Chief Operating Officer and General Counsel, Allianz Asset Management of America L.P.

Jennifer E. Durham (1970) Chief Compliance Officer	07/2004 to present	Managing Director and Chief Compliance Officer, PIMCO. Chief Compliance Officer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.

Brent R. Harris (1959) Senior Vice President	01/2015 to present President 03/2009 to 01/2015	Managing Director, PIMCO. Senior Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Formerly, member of Executive Committee, PIMCO.

Joshua D. Ratner (1976)** Vice President – Senior Counsel, Secretary	11/2013 to present Assistant Secretary 10/2007 to 01/2011	Executive Vice President and Deputy General Counsel, PIMCO. Chief Legal Officer, PIMCO Investments LLC. Vice President – Senior Counsel, Secretary, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Vice President, Secretary and Chief Legal Officer, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.

Ryan G. Leshaw (1980) Assistant Secretary	05/2012 to present	Senior Vice President and Senior Counsel, PIMCO. Assistant Secretary, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Associate, Willkie Farr & Gallagher LLP.

Wu-Kwan Kit (1981) Assistant Secretary	08/2017 to present	Vice President and Counsel, PIMCO. Assistant Secretary, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Assistant General Counsel, VanEck Associates Corp.

Stacie D. Anctil (1969) Vice President	05/2015 to present Assistant Treasurer 11/2003 to 05/2015	Executive Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.

William G. Galipeau (1974) Vice President	11/2013 to present	Executive Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.

Eric D. Johnson (1970)** Vice President	05/2011 to present	Executive Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.

Henrik P. Larsen (1970) Vice President	02/1999 to present	Senior Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.

Bijal Y. Parikh (1978) Vice President	02/2017 to present	Senior Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.

Greggory S. Wolf (1970) Vice President	05/2011 to present	Senior Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.

Trent W. Walker (1974) Treasurer	11/2013 to present Assistant Treasurer 05/2007 to 11/2013	Executive Vice President, PIMCO. Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.

Erik C. Brown (1967) Assistant Treasurer	02/2001 to present	Executive Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.

Colleen D. Miller (1980)** Assistant Treasurer	02/2017 to present	Senior Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Vice President Cohen & Steers Capital Management.

Christopher M. Morin (1980) Assistant Treasurer	08/2016 to present	Senior Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.

ANNUAL REPORT	MARCH 31, 2018	141

Management of the Trust (Cont.)

(Unaudited)

Name, Year of Birth and Position Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years*

Jason J. Nagler (1982)** Assistant Treasurer	05/2015 to present	Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Head of Mutual Fund Reporting, GMO and Assistant Treasurer, GMO Trust and GMO Series Trust Funds.

*

The term “PIMCO-Sponsored Closed-End Funds” as used herein includes: PIMCO California Municipal Income Fund, PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III, PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO New York Municipal Income Fund, PIMCO New York Municipal Income Fund II, PIMCO New York Municipal Income Fund III, PCM Fund Inc., PIMCO Corporate & Income Opportunity Fund, PIMCO Corporate & Income Strategy Fund, PIMCO Dynamic Credit and Mortgage Income Fund, PIMCO Dynamic Income Fund, PIMCO Global StocksPLUS® & Income Fund, PIMCO High Income Fund, PIMCO Income Opportunity Fund, PIMCO Income Strategy Fund, PIMCO Income Strategy Fund II and PIMCO Strategic Income Fund, Inc.; the term “PIMCO-Sponsored Interval Funds” as used herein includes: PIMCO Flexible Credit Income Fund and PIMCO Flexible Municipal Income Fund.

**	The address of these officers is Pacific Investment Management Company LLC, 1633 Broadway, New York, New York 10019.

142	PIMCO ASSET ALLOCATION FUNDS

Privacy Policy1

(Unaudited)

The Funds2,3 consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ non-public personal information. The Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

OBTAINING PERSONAL INFORMATION

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers or sub-advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial advisor or consultant, and/or from information captured on applicable websites.

RESPECTING YOUR PRIVACY

As a matter of policy, the Funds do not disclose any non-public personal information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Funds or their affiliates may also retain non-affiliated companies to market Fund shares or products which use Fund shares and enter into joint marketing arrangements with them and other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm and/or financial advisor or consultant.

SHARING INFORMATION WITH THIRD PARTIES

The Funds reserve the right to disclose or report personal or account information to non-affiliated third parties in limited circumstances where the Funds believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to protect their rights or property, or upon reasonable request by any fund advised by PIMCO in which a shareholder has invested. In addition, the Funds may disclose information about a shareholder or a shareholder’s accounts to a non-affiliated third party at the shareholder’s request or with the consent of the shareholder.

SHARING INFORMATION WITH AFFILIATES

The Funds may share shareholder information with their affiliates in connection with servicing shareholders’ accounts, and subject to applicable law may provide shareholders with information about products and services that the Funds or their Advisers, distributors or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds may share may include, for example, a shareholder’s participation in the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), information about the Funds’ experiences or transactions with a shareholder, information captured on applicable websites, or other data about a shareholder’s accounts, subject to applicable law. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

PROCEDURES TO SAFEGUARD PRIVATE INFORMATION

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have implemented procedures that are designed to restrict access to a shareholder’s non-public personal information to internal personnel who need to know that information to perform their jobs, such as servicing shareholder accounts or notifying shareholders of new products or services. Physical, electronic and procedural safeguards are in place to guard a shareholder’s non-public personal information.

INFORMATION COLLECTED FROM WEBSITES

Websites maintained by the Funds or their service providers may use a variety of technologies to collect information that help the Funds and their service providers understand how the website is used. Information collected from your web browser (including small files stored on your device that are commonly referred to as “cookies”) allow the websites to recognize your web browser and help to personalize and improve your user experience and enhance navigation of the website. In addition, the Funds or their Service Affiliates may use third parties to place advertisements for the Funds on other websites, including banner advertisements. Such third parties may collect anonymous information through the use of cookies or action tags (such as web beacons). The information these third parties collect is generally limited to technical and web navigation information, such as your IP address, web pages visited and browser type, and does not include personally identifiable information such as name, address, phone number or email address. If you are a registered user of the Funds’ website, the Funds or their service providers or third party firms engaged by the Funds or their service providers may collect or share information submitted by you, which may include personally identifiable information. This information can be useful to the Funds

ANNUAL REPORT	MARCH 31, 2018	143

Privacy Policy1 (Cont.)

(Unaudited)

when assessing and offering services and website features. You can change your cookie preferences by changing the setting on your web browser to delete or reject cookies. If you delete or reject cookies, some website pages may not function properly. The Funds do not look for web browser “do not track” requests.

CHANGES TO THE PRIVACY POLICY

From time to time, the Funds may update or revise this privacy policy. If there are changes to the terms of this privacy policy, documents containing the revised policy on the relevant website will be updated.

1 Amended as of February 14, 2017.

2 PIMCO Investments LLC (“PI”) serves as the Funds’ distributor. This Privacy Policy applies to the activities of PI to the extent that PI regularly effects or engages in transactions with or for a Fund shareholder who is the record owner of such shares. For purposes of this Privacy Policy, references to “the Funds” shall include PI when acting in this capacity.

3 When distributing this Policy, a Fund may combine the distribution with any similar distribution of its investment adviser’s privacy policy. The distributed, combined policy may be written in the first person (i.e., by using “we” instead of “the Funds”).

144	PIMCO ASSET ALLOCATION FUNDS

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Investment Sub-Adviser

Research Affiliates, LLC

620 Newport Center Drive, Suite 900

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

DST Asset Manager Solutions, Inc.

Institutional Class, Class P, Administrative Class

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

DST Asset Manager Solutions, Inc.

Class A, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PF3001AR_033118

PIMCO Funds

Annual Report

March 31, 2018

Bond Funds

PIMCO Extended Duration Fund

PIMCO GNMA Fund

PIMCO Long Duration Total Return Fund

PIMCO Long-Term U.S. Government Fund

PIMCO Moderate Duration Fund

PIMCO Mortgage-Backed Securities Fund

PIMCO Mortgage Opportunities Fund

PIMCO Total Return Fund II

PIMCO Total Return Fund IV

PIMCO Total Return ESG Fund

		Page

Chairman’s Letter		2
Important Information About the Funds		4
Expense Examples		16
Benchmark Descriptions		18
Financial Highlights		20
Statements of Assets and Liabilities		28
Statements of Operations		32
Statements of Changes in Net Assets		34
Statements of Cash Flows		37
Notes to Financial Statements		152
Report of Independent Registered Public Accounting Firm		179
Glossary		180
Federal Income Tax Information		181
Management of the Trust		182
Privacy Policy		185

Fund	Fund Summary	Schedule of Investments

PIMCO Extended Duration Fund	6	38
PIMCO GNMA Fund	7	48
PIMCO Long Duration Total Return Fund	8	56
PIMCO Long-Term U.S. Government Fund	9	72
PIMCO Moderate Duration Fund	10	80
PIMCO Mortgage-Backed Securities Fund	11	93
PIMCO Mortgage Opportunities Fund	12	102
PIMCO Total Return Fund II	13	117
PIMCO Total Return Fund IV	14	128
PIMCO Total Return ESG Fund	15	140

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

Following is the PIMCO Funds Annual Report, which covers the 12-month reporting period ended March 31, 2018. On the subsequent pages you will find specific details regarding investment results and a discussion of factors that most affected performance over the reporting period.

For the 12-month reporting period ended March 31, 2018

The U.S. economy continued to expand during the reporting period. Looking back, U.S. gross domestic product (GDP) expanded at an annual pace of 3.1%, 3.2% and 2.9% during the second, third and fourth quarters of 2017, respectively. The Commerce Department’s initial reading — released after the reporting period had ended — showed that first quarter 2018 GDP grew at an annual pace of 2.3%.

The Federal Reserve (Fed) continued to normalize monetary policy during the reporting period. After raising interest rates in March and June 2017, the Fed again raised rates in December, moving the federal funds rate up to a range between 1.25% and 1.50%. In addition, in October 2017, the Fed started to reduce its balance sheet. Finally, at its March 2018 meeting, the Fed again increased rates to a range between 1.50% and 1.75%. The Fed also indicated that it expected to make two additional rate hikes in 2018, although this will be data-dependent.

Economic activity outside the U.S. also accelerated during the reporting period. Regardless, the European Central Bank (ECB) and Bank of Japan maintained their highly accommodative monetary policies. Other central banks took a more hawkish stance. In November 2017, the Bank of England instituted its first rate hike since 2007, and the Bank of Canada raised rates twice during the reporting period. Meanwhile, the ECB indicated that it may pare back its quantitative easing program in 2018.

The U.S. Treasury yield curve flattened during the reporting period, as short-term rates moved up more than their longer-term counterparts. The increase in rates at the short end of the yield curve was mostly due to Fed interest rate hikes. The yield on the benchmark 10-year U.S. Treasury note was 2.74% at the end of the reporting period, up from 2.40% on March 31, 2017. U.S. Treasuries, as measured by the Bloomberg Barclays U.S. Treasury Index, returned 0.43% over the 12 months ended March 31, 2018. Meanwhile the Bloomberg Barclays U.S. Aggregate Bond Index, a widely used index of U.S. investment grade bonds, returned 1.20% over the period. Riskier fixed income asset classes, including high yield corporate bonds and emerging market debt, outperformed the broad U.S. market. While there were periods of volatility, they performed well given overall solid investor demand. The ICE BofAML U.S. High Yield Index returned 3.69% over the reporting period, whereas emerging market external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 3.34% over the reporting period. Emerging market local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 12.99% over the reporting period.

Global equities generally rose over the first 10 months of the period. This rally was driven by a number of factors, including improving global growth, corporate profits that often exceeded expectations and, in the U.S., optimism surrounding the passage of a tax reform bill in December 2017. However, a portion of those gains were given back during the final two months of the period. This was partially due to concerns over less accommodative central bank policies and fears of a trade war. All told, U.S. equities, as represented by the S&P 500 Index, returned 13.99% over the reporting period. Emerging market equities, as measured by the MSCI Emerging Markets Index, returned 24.93% over the period, whereas global equities, as represented by the MSCI World Index, returned 13.59%. Elsewhere, Japanese equities, as represented by the Nikkei 225 Index, returned 15.50% over the reporting period and European equities, as represented by the MSCI Europe Index, returned -0.43%.

Commodity prices fluctuated but generally moved higher during the 12 months ended March 31, 2018. When the reporting period began, crude oil was approximately $51 a barrel. By the end of the period it was roughly $65 a

2	PIMCO BOND FUNDS

barrel. This ascent was driven in part by planned and observed production cuts by OPEC and the collapse in Venezuelan oil production, as well as good global growth maintaining demand. Elsewhere, gold and copper prices also moved higher over the reporting period.

Finally, during the reporting period, there were periods of volatility in the foreign exchange markets, possibly due, at least in part, to signs of improving global growth, decoupling central bank policies, and a number of geopolitical events. The U.S. dollar generally weakened against other major currencies over the reporting period. For example, the U.S. dollar fell 15.05%, 12.16% and 4.55% versus the euro, British pound and Japanese yen, respectively, during the 12 months ended March 31, 2018.

Thank you for the assets you have placed with us. We deeply value your trust, and we work diligently to meet your broad investment needs. For any questions regarding your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO. We also invite you to visit our website at www.pimco.com to learn more about our global viewpoints.

Sincerely, Brent R. Harris Chairman of the Board PIMCO Funds May 24, 2018

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

ANNUAL REPORT	MARCH 31, 2018	3

Important Information About the Funds

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO Extended Duration Fund, PIMCO GNMA Fund, PIMCO Long Duration Total Return Fund, PIMCO Long-Term U.S. Government Fund, PIMCO Moderate Duration Fund, PIMCO Mortgage-Backed Securities Fund, PIMCO Mortgage Opportunities Fund, PIMCO Total Return Fund II, PIMCO Total Return Fund IV and PIMCO Total Return ESG Fund (each a “Fund” and collectively, the “Funds”).

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Funds may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the U.S. and many parts of the world, including certain European countries, are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014 and has begun, and may continue, to raise interest rates. To the extent the Fed continues to raise interest rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, a Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Funds may be subject to various risks as described in each Fund’s prospectus and in the Principal Risks in the Notes to Financial Statements.

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

On each individual Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. Class C shares are subject to a 1% CDSC, which may apply in the first year. The Cumulative Returns chart reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class A and Class C shares, if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The minimum initial investment amount for Institutional Class, Class P and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A and Class C shares is $1,000. Each Fund measures its performance against at least one broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance average of funds that are tracked by Lipper that have the same fund classification. Each benchmark index and Lipper Average does not take into account fees, expenses or taxes. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. There is no assurance that any Fund, including any Fund that has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) a Fund’s total return in excess of that of the Fund’s benchmark between reporting periods or 2) a Fund’s total return in excess of the Fund’s historical returns between reporting periods. Unusual performance is defined as a significant change in a Fund’s performance as compared to one or more previous reporting periods.

4	PIMCO BOND FUNDS

The following table discloses the inception dates of each Fund and its respective share classes along with each Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	Class P*	Administrative Class	Class A**	Class C	Diversification Status
PIMCO Extended Duration Fund	08/31/06	08/31/06	09/11/08	—	—	—	Diversified
PIMCO GNMA Fund	07/31/97	07/31/97	04/30/08	—	11/30/00	05/31/01	Diversified
PIMCO Long Duration Total Return Fund	08/31/06	08/31/06	09/11/08	—	09/08/17	01/05/18	Diversified
PIMCO Long-Term U.S. Government Fund	07/01/91	07/01/91	04/30/08	09/23/97	01/20/97	01/20/97	Diversified
PIMCO Moderate Duration Fund	12/31/96	12/31/96	12/31/09	—	—	—	Diversified
PIMCO Mortgage-Backed Securities Fund	07/31/97	07/31/97	04/30/08	12/13/01	07/31/00	07/31/00	Diversified
PIMCO Mortgage Opportunities Fund	10/22/12	10/22/12	10/22/12	—	10/22/12	10/22/12	Diversified
PIMCO Total Return Fund II	12/30/91	12/30/91	12/31/09	11/30/94	—	—	Diversified
PIMCO Total Return Fund IV	05/26/11	05/26/11	—	—	05/26/11	06/01/12	Diversified
PIMCO Total Return ESG Fund	05/01/91	05/01/91	03/31/09	04/11/97	—	—	Diversified

*	See the Subsequent Events Note in the Notes to Financial Statements for information regarding the name of Class P.
**	Effective March 23, 2018, Class D shares were automatically converted into Class A shares of the same Fund.

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus nor a Fund’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Trust files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of each Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. A copy of each Fund’s Form N-Q is also available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Funds’ website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ANNUAL REPORT	MARCH 31, 2018	5

PIMCO Extended Duration Fund

Institutional Class - PEDIX
Class P - PEDPX

Cumulative Returns Through March 31, 2018

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 03/31/2018†§

U.S. Treasury Obligations	84.5%
U.S. Government Agencies	6.5%
Short-Term Instruments‡	3.5%
Non-Agency Mortgage-Backed Securities	2.2%
Sovereign Issues	1.6%
Corporate Bonds & Notes	1.4%
Other	0.3%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended March 31, 2018
	1 Year	5 Years	10 Years	Fund Inception (08/31/06)
PIMCO Extended Duration Fund Institutional Class	6.10%	4.83%	8.48%	8.84%
PIMCO Extended Duration Fund Class P	6.00%	4.73%	8.38%	8.74%
FTSE STRIPS Index, 20+ Year Sub-Index±	6.52%	5.32%	8.22%	8.53%
Lipper Corporate Debt Funds BBB-Rated Funds Average	2.27%	2.67%	4.96%	4.96%

All Fund returns are net of fees and expenses.

± As of November 2017, Citi’s fixed income indices are being rebranded in connection with the London Stock Exchange Group’s acquisition of the Citi fixed income index business. On or before July 31 2018, “Citi” will be replaced in the indices’ names with “FTSE”. This change does not impact the manner in which the indices are constructed.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratio in effect as of period end were 0.68% for Institutional Class shares, and 0.78% for Class P shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Extended Duration Fund seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	U.S. interest rate strategies contributed to performance, particularly due to security selection within nominal Treasuries.

»	U.S. Treasury Inflation-Protected Securities held in lieu of nominal Treasuries was positive for performance, as breakeven inflation rates rose.

»	Agency mortgage-backed securities (MBS) and commercial MBS were positive for performance, as total returns for those securities were positive.

»	Exposure to and security selection within agency debentures contributed to performance, as spreads tightened and selected issues outperformed.

»	Exposure to external emerging markets debt contributed to performance, as those spreads tightened.

6	PIMCO BOND FUNDS

PIMCO GNMA Fund

Institutional Class - PDMIX	Class A - PAGNX
Class P - PPGNX	Class C - PCGNX

Cumulative Returns Through March 31, 2018

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 03/31/2018†§

U.S. Government Agencies	89.6%
U.S. Treasury Obligations	3.6%
Non-Agency Mortgage-Backed Securities	3.6%
Asset-Backed Securities	2.8%
Short-Term Instruments‡	0.4%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended March 31, 2018
	1 Year	5 Years	10 Years	Fund Inception (07/31/97)
PIMCO GNMA Fund Institutional Class	0.08%	1.44%	3.83%	5.32%
PIMCO GNMA Fund Class P	(0.01)%	1.34%	3.72%	5.21%
PIMCO GNMA Fund Class A	(0.31)%	1.03%	3.41%	4.90%
PIMCO GNMA Fund Class A (adjusted)	(4.03)%	0.26%	3.02%	4.70%
PIMCO GNMA Fund Class C	(1.06)%	0.28%	2.64%	4.11%
PIMCO GNMA Fund Class C (adjusted)	(2.03)%	0.28%	2.64%	4.11%
Bloomberg Barclays GNMA Index	0.28%	1.48%	3.46%	4.78%
Lipper GNMA Funds Average	(0.28)%	0.79%	3.05%	4.31%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratio in effect as of period end were 0.51% for Institutional Class shares, 0.61% for Class P shares, 0.91% for Class A shares, and 1.66% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO GNMA Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of securities of varying maturities issued by the Government National Mortgage Association, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Overweight exposure to agency mortgage-backed securities (MBS) spread contributed to performance, as agency MBS spreads tightened over the reporting period.

»	Exposure to non-agency residential mortgage-backed securities (RMBS) contributed to performance, as the sector outperformed like-duration Treasuries during the reporting period.

»	Overweight exposure to the intermediate portion of the U.S. yield curve detracted from performance, as U.S. Treasury rates increased during the reporting period.

ANNUAL REPORT	MARCH 31, 2018	7

PIMCO Long Duration Total Return Fund

Institutional Class - PLRIX	Class A - PLRAX
Class P - PLRPX	Class C - PLRCX

Cumulative Returns Through March 31, 2018

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 03/31/2018†§

Corporate Bonds & Notes	41.2%
U.S. Treasury Obligations	29.9%
U.S. Government Agencies	11.8%
Short-Term Instruments‡	6.0%
Non-Agency Mortgage-Backed Securities	3.9%
Municipal Bonds & Notes	2.7%
Sovereign Issues	2.6%
Asset-Backed Securities	1.1%
Other	0.8%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended March 31, 2018
	1 Year	5 Years	10 Years	Fund Inception (08/31/06)
PIMCO Long Duration Total Return Fund Institutional Class	5.95%	4.46%	7.54%	7.69%
PIMCO Long Duration Total Return Fund Class P	5.84%	4.35%	7.43%	7.58%
PIMCO Long Duration Total Return Fund Class A	5.55%	4.05%	7.11%	7.26%
PIMCO Long Duration Total Return Fund Class A (adjusted)	1.63%	3.25%	6.71%	6.91%
PIMCO Long Duration Total Return Fund Class C	4.74%	3.27%	6.32%	6.47%
PIMCO Long Duration Total Return Fund Class C (Adjusted)	3.75%	3.27%	6.32%	6.47%
Bloomberg Barclays Long-Term Government/Credit Index	5.09%	4.09%	6.79%	6.74%
Lipper Corporate Debt Funds BBB-Rated Funds Average	2.27%	2.67%	4.96%	4.96%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratio in effect as of period end were 0.69% for Institutional Class shares, 0.79% for Class P shares, 1.09% for Class A shares, and 1.84% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Long Duration Total Return Fund seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	U.S. interest rate strategies contributed to performance, particularly underweight exposure to duration, as interest rates rose.

»	Exposure to local Mexican rates detracted from performance, as those rates rose during the period.

»	Security selection within investment grade corporates detracted from performance, as selected issues underperformed.

»	An out-of-benchmark allocation to high yield corporates contributed to performance, as spreads tightened. However, security selection detracted as selected securities underperformed.

»	Non-agency mortgage-backed securities (MBS) and commercial MBS were positive for performance, as total returns for those securities were positive and selected issues outperformed.

»	Security selection within agency debentures contributed to performance, as selected issues outperformed.

8	PIMCO BOND FUNDS

PIMCO Long-Term U.S. Government Fund

Institutional Class - PGOVX	Class A - PFGAX
Class P - PLTPX	Class C - PFGCX
Administrative Class - PLGBX

Cumulative Returns Through March 31, 2018

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 03/31/2018†§

U.S. Treasury Obligations	78.6%
U.S. Government Agencies	14.4%
Non-Agency Mortgage-Backed Securities	3.5%
Short-Term Instruments‡	2.5%
Corporate Bonds & Notes	0.8%
Other	0.2%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended March 31, 2018
	1 Year	5 Years	10 Years	Fund Inception (07/01/91)
PIMCO Long-Term U.S. Government Fund Institutional Class	3.47%	2.97%	6.29%	8.36%
PIMCO Long-Term U.S. Government Fund Class P	3.37%	2.87%	6.19%	8.27%
PIMCO Long-Term U.S. Government Fund Administrative Class	3.22%	2.72%	6.03%	8.10%
PIMCO Long-Term U.S. Government Fund Class A	3.11%	2.61%	5.91%	7.96%
PIMCO Long-Term U.S. Government Fund Class A (adjusted)	(0.75)%	1.83%	5.50%	7.77%
PIMCO Long-Term U.S. Government Fund Class C	2.34%	1.85%	5.12%	7.16%
PIMCO Long-Term U.S. Government Fund Class C (adjusted)	1.34%	1.85%	5.12%	7.16%
Bloomberg Barclays Long-Term Treasury Index	3.51%	3.29%	5.78%	7.73%♦
Lipper General U.S. Government Funds Average	0.11%	0.72%	2.53%	4.59%♦

All Fund returns are net of fees and expenses.

♦ Average annual total return since 06/30/1991.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratio in effect as of period end were 0.655% for Institutional Class shares, 0.755% for Class P shares, 0.905% for Administrative Class shares, 1.005% for Class A shares, and 1.755% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Long-Term U.S. Government Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	U.S. interest rate strategies detracted from performance, particularly overweight exposure to intermediate-term interest rates, as interest rates rose.

»	Exposure to Treasury Inflation-Protected Securities in lieu of nominal Treasuries contributed to performance, as breakeven inflation rates rose.

»	Agency mortgage-backed securities (MBS), non-agency MBS and CMBS were positive for performance, as total returns for those securities were positive.

»	Exposure to and security selection within agency debentures contributed to performance, as spreads tightened and selected issues outperformed.

ANNUAL REPORT	MARCH 31, 2018	9

PIMCO Moderate Duration Fund

Institutional Class - PMDRX
Class P - PMOPX

Cumulative Returns Through March 31, 2018

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 03/31/2018†§

Corporate Bonds & Notes	29.0%
Short-Term Instruments‡	23.4%
U.S. Government Agencies	17.0%
Sovereign Issues	9.0%
Asset-Backed Securities	7.9%
U.S. Treasury Obligations	7.7%
Non-Agency Mortgage-Backed Securities	5.0%
Other	1.0%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended March 31, 2018
	1 Year	5 Years	10 Years	Fund Inception (12/31/96)
PIMCO Moderate Duration Fund Institutional Class	1.18%	1.59%	4.23%	5.36%
PIMCO Moderate Duration Fund Class P	1.08%	1.49%	4.12%	5.25%
Bloomberg Barclays Intermediate Government/Credit Index	0.35%	1.25%	2.92%	4.58%
Lipper Short-Intermediate Investment Grade Debt Funds Average	0.47%	0.97%	2.74%	4.06%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratio in effect as of period end were 0.50% for Institutional Class shares and 0.60% for Class P shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Moderate Duration Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Positions in non-agency mortgage-backed securities (MBS) contributed to relative performance, as total returns in these securities were positive.

»	U.S. interest rate strategies contributed to relative performance, particularly overweight exposure to U.S. duration and the associated carry.

»	Long exposure to the euro contributed to relative performance, as the currency appreciated against the U.S. dollar.

»

Short positions against a basket of Asian emerging markets currencies, particularly the Korean won and the Taiwanese dollar, detracted from relative performance, as these currencies appreciated against the U.S. dollar.

»	Short exposure to the French OAT-German Bund spread detracted from relative performance, as the spread tightened.

»	Underweight exposure to investment grade corporate spread duration detracted from relative performance, as spreads tightened.

10	PIMCO BOND FUNDS

PIMCO Mortgage-Backed Securities Fund

Institutional Class - PTRIX	Class A - PMRAX
Class P - PMRPX	Class C - PMRCX
Administrative Class - PMTAX

Cumulative Returns Through March 31, 2018

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 03/31/2018†§

U.S. Government Agencies	83.4%
Asset-Backed Securities	8.2%
Non-Agency Mortgage-Backed Securities	3.9%
U.S. Treasury Obligations	2.4%
Short-Term Instruments‡	1.5%
Other	0.6%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended March 31, 2018
	1 Year	5 Years	10 Years	Fund Inception (07/31/97)
PIMCO Mortgage-Backed Securities Fund Institutional Class	2.25%	2.48%	4.35%	5.61%
PIMCO Mortgage-Backed Securities Fund Class P	2.15%	2.38%	4.25%	5.50%
PIMCO Mortgage-Backed Securities Fund Administrative Class	1.99%	2.22%	4.09%	5.34%
PIMCO Mortgage-Backed Securities Fund Class A	1.84%	2.07%	3.94%	5.19%
PIMCO Mortgage-Backed Securities Fund Class A (adjusted)	(2.01)%	1.30%	3.55%	4.99%
PIMCO Mortgage-Backed Securities Fund Class C	1.08%	1.31%	3.16%	4.40%
PIMCO Mortgage-Backed Securities Fund Class C (adjusted)	0.09%	1.31%	3.16%	4.40%
Bloomberg Barclays U.S. MBS Fixed Rate Index	0.78%	1.81%	3.49%	4.83%
Lipper U.S. Mortgage Funds Average	1.11%	1.67%	3.50%	4.25%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratio in effect as of period end were 0.50% for Institutional Class shares, 0.60% for Class P shares, 0.75% for Administrative Class shares, 0.90% for Class A shares, and 1.65% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Mortgage-Backed Securities Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of mortgage-related Fixed Income Instruments of varying maturities (such as mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities and mortgage dollar rolls), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Exposure to non-agency residential mortgage-backed securities (RMBS) benefited performance, as the asset class outperformed like-duration Treasuries during the reporting period.

»	Overweight exposure to agency MBS spread contributed to performance, as agency MBS spreads tightened over the reporting period.

»	Exposure to collateralized loan obligations (CLOs) benefitted performance, as the asset class outperformed the benchmark during the reporting period.

»	An overweight exposure to the front end of the U.S. yield curve detracted from performance, as U.S. Treasury rates increased during the reporting period.

ANNUAL REPORT	MARCH 31, 2018	11

PIMCO Mortgage Opportunities Fund

Institutional Class - PMZIX	Class A - PMZAX
Class P - PMZPX	Class C - PMZCX

Cumulative Returns Through March 31, 2018

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 03/31/2018†§

U.S. Government Agencies	49.0%
U.S. Treasury Obligations	16.3%
Asset-Backed Securities	16.0%
Non-Agency Mortgage-Backed Securities	12.7%
Short-Term Instruments‡	5.6%
Other	0.4%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended March 31, 2018
	1 Year	5 Years	Fund Inception (10/22/12)
PIMCO Mortgage Opportunities Fund Institutional Class	4.16%	4.01%	6.00%
PIMCO Mortgage Opportunities Fund Class P	4.06%	3.90%	5.89%
PIMCO Mortgage Opportunities Fund Class A	3.75%	3.60%	5.57%
PIMCO Mortgage Opportunities Fund Class A (adjusted)	(0.16)%	2.81%	4.83%
PIMCO Mortgage Opportunities Fund Class C	2.99%	2.82%	4.79%
PIMCO Mortgage Opportunities Fund Class C (adjusted)	1.99%	2.82%	4.79%
3 Month USD LIBOR Index	1.38%	0.60%	0.58%
Lipper Absolute Return Funds Average	2.94%	2.31%	2.63%♦

All Fund returns are net of fees and expenses.

♦ Average annual total return since 10/31/2012.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

The Fund’s total annual operating expense ratio in effect as of period end were 0.78% for Institutional Class shares, 0.88% for Class P shares, 1.18% for Class A shares, and 1.93% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Mortgage Opportunities Fund seeks maximum long-term return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a portfolio of mortgage-related assets, including, but not limited to Agency residential and commercial mortgage-backed securities (“MBS”) and private label residential and commercial MBS, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Agency MBS refers to MBS issued by government-sponsored enterprises, such as the Government National Mortgage Association, the Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation. The Fund will invest in a broad array of mortgage-related securities in seeking to generate consistent, absolute returns across full market cycles. The remainder of the Fund’s assets may be invested in other types of “Fixed Income Instruments,” which include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Exposure to non-agency residential mortgage-backed securities (RMBS) benefited performance, as the asset class outperformed like-duration Treasuries.

»	Exposure to agency mortgage-backed securities (MBS) spread benefitted performance, as the agency MBS spreads tightened during the reporting period.

»	Exposure to commercial mortgage-backed securities (CMBS) benefited performance, as the asset class outperformed like-duration Treasuries.

»	Exposure to collateralized loan obligations (CLOs) benefited performance, as the asset class outperformed the benchmark.

»	Exposure to the front end of the U.S. yield curve detracted from performance, as short-term rates sold off.

12	PIMCO BOND FUNDS

PIMCO Total Return Fund II

Institutional Class - PMBIX	Administrative Class - PRADX
Class P - PMTPX

Cumulative Returns Through March 31, 2018

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 03/31/2018†§

U.S. Government Agencies	38.4%
Corporate Bonds & Notes	22.9%
Short-Term Instruments‡	14.0%
U.S. Treasury Obligations	9.6%
Asset-Backed Securities	7.9%
Non-Agency Mortgage-Backed Securities	6.2%
Other	1.0%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended March 31, 2018
	1 Year	5 Years	10 Years	Fund Inception (12/30/91)
PIMCO Total Return Fund II Institutional Class	1.67%	1.62%	4.28%	6.06%
PIMCO Total Return Fund II Class P	1.57%	1.52%	4.18%	5.95%
PIMCO Total Return Fund II Administrative Class	1.42%	1.37%	4.02%	5.79%
Bloomberg Barclays U.S. Aggregate Index	1.20%	1.82%	3.63%	5.44%
Lipper Core Plus Bond Funds Average	1.63%	2.09%	4.35%	5.94%♦

All Fund returns are net of fees and expenses.

♦ Average annual total return since 12/31/1991.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratio in effect as of period end were 0.56% for Institutional Class shares, 0.66% for Class P shares, and 0.81% for Administrative Class shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Total Return Fund II seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. public- or private-sector entities. The Fund may invest only in investment grade U.S. dollar-denominated securities of U.S. issuers that are rated at least Baa by Moody’s Investors Service, Inc., or equivalently rated by Standard & Poor’s Ratings Services or Fitch, Inc., or, if unrated, determined by PIMCO to be of comparable quality. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Positions in non-agency mortgage-backed securities (MBS) contributed to relative performance, as total returns in these securities were positive.

»	U.S. interest rate strategies contributed to relative performance, particularly overweight exposure to U.S. duration and the associated carry.

»	Positions in taxable municipal bonds contributed to relative performance, as spreads tightened.

»	Underweight exposure to investment-grade corporate spread duration detracted from relative performance, as spreads tightened.

»	Positions in U.S. Treasury Inflation-Protected Securities detracted from relative performance, as breakeven inflation rates fell during the period when they were held.

»	Lack of exposure to emerging markets issuers represented in the benchmark detracted from relative performance, as spreads narrowed.

ANNUAL REPORT	MARCH 31, 2018	13

PIMCO Total Return Fund IV

Institutional Class - PTUIX	Class C - PTUCX
Class A - PTUZX

Cumulative Returns Through March 31, 2018

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 03/31/2018†§

Corporate Bonds & Notes	32.3%
U.S. Government Agencies	30.5%
Short-Term Instruments‡	14.6%
Non-Agency Mortgage-Backed Securities	8.0%
U.S. Treasury Obligations	6.9%
Asset-Backed Securities	5.7%
Sovereign Issues	1.7%
Other	0.3%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended March 31, 2018
	1 Year	5 Years	Fund Inception (05/26/11)
PIMCO Total Return Fund IV Institutional Class	1.66%	1.43%	3.38%
PIMCO Total Return Fund IV Class A	1.31%	1.07%	3.02%
PIMCO Total Return Fund IV Class A (adjusted)	(2.48)%	0.31%	2.45%
PIMCO Total Return Fund IV Class C	0.56%	0.35%	2.27%
PIMCO Total Return Fund IV Class C (adjusted)	(0.44)%	0.35%	2.27%
Bloomberg Barclays U.S. Aggregate Index	1.20%	1.82%	2.62%
Lipper Core Plus Bond Funds Average	1.63%	2.09%	3.14%♦

All Fund returns are net of fees and expenses.

♦ Average annual total return since 05/31/2011.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratio in effect as of period end were 0.56% for Institutional Class shares, 0.91% for Class A shares, and 1.66% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Total Return Fund IV seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its net assets in a diversified portfolio of Fixed Income Instruments of varying maturities. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Positions in non-agency mortgage-backed securities (MBS) contributed to relative performance, as total returns in these securities were positive.

»	U.S. interest rate strategies contributed to relative performance, particularly overweight exposure to U.S. duration and the associated carry.

»	Overweight exposure to agency MBS contributed to relative performance, as total returns in these securities were positive.

»	Underweight exposure to investment grade corporate spread duration detracted from relative performance, as spreads tightened.

»	Positions in U.S. Treasury Inflation-Protected Securities detracted from relative performance, as breakeven inflation rates fell during the period when they were held.

»

Short positions against a basket of Asian emerging markets currencies, particularly the Korean won and the Taiwanese dollar, detracted from relative performance, as these currencies appreciated against the U.S. dollar.

14	PIMCO BOND FUNDS

PIMCO Total Return ESG Fund

Institutional Class - PTSAX	Administrative Class - PRFAX
Class P - PRAPX

Cumulative Returns Through March 31, 2018

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 03/31/2018†§

U.S. Government Agencies	33.0%
Corporate Bonds & Notes	31.1%
U.S. Treasury Obligations	11.8%
Asset-Backed Securities	7.7%
Short-Term Instruments	7.2%
Sovereign Issues	5.2%
Non-Agency Mortgage-Backed Securities	3.1%
Other	0.9%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Average Annual Total Return for the period ended March 31, 2018
	1 Year	5 Years	10 Years	Fund Inception (05/01/91)
PIMCO Total Return ESG Fund Institutional Class	1.46%	1.63%	4.52%	6.61%
PIMCO Total Return ESG Fund Class P	1.36%	1.53%	4.42%	6.51%
PIMCO Total Return ESG Fund Administrative Class	1.20%	1.37%	4.26%	6.34%
Bloomberg Barclays U.S. Aggregate Index	1.20%	1.82%	3.63%	5.73%
Lipper Core Plus Bond Funds Average	1.63%	2.09%	4.35%	6.24%♦

All Fund returns are net of fees and expenses.

♦ Average annual total return since 04/30/1991.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratio in effect as of period end were 0.59% for Institutional Class shares, 0.69% for Class P shares, and 0.84% for Administrative Class shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Total Return ESG Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

The Fund will not invest in the securities of any issuer determined by PIMCO to be engaged principally in the manufacture of alcoholic beverages, tobacco products or military equipment, the operation of gambling casinos, the production of coal, or in the production or trade of pornographic materials. In addition, the Fund will not invest in the securities of any issuer determined by PIMCO to be engaged principally in the provision of healthcare services or the manufacture of pharmaceuticals, unless the issuer derives 100% of its gross revenues from products or services designed to protect and improve the quality of human life, as determined on the basis of information available to PIMCO. To the extent possible on the basis of information available to PIMCO, an issuer will be deemed to be principally engaged in an activity if it derives more than 10% of its gross revenues from such activities. In addition, the Fund will not invest directly in securities of issuers that are engaged in certain business activities in or with the Republic of the Sudan. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Positions in non-agency mortgage-backed securities (MBS) contributed to relative performance, as total returns in these securities were positive.

»	U.S. interest rate strategies contributed to relative performance, particularly overweight exposure to U.S. duration and the associated carry.

»	Select exposure to non-investment grade corporate spread duration added to relative performance, as spreads narrowed.

»	Underweight exposure to investment-grade corporate spread duration detracted from relative performance, as spreads tightened.

»

Short positions against a basket of Asian emerging market currencies, particularly the Korean won and the Taiwanese dollar, detracted from relative performance, as these currencies appreciated against the U.S. dollar.

»	Short exposure to the French OAT-German Bund spread detracted from relative performance, as the spread tightened.

ANNUAL REPORT	MARCH 31, 2018	15

Expense Examples

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from October 1, 2017 to March 31, 2018 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any Acquired Fund Fees and Expenses or transactional costs, such as sales charges (loads) on purchase payments and exchange fees, if any. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (10/01/17)	Ending Account Value (03/31/18)	Expenses Paid During Period*	Beginning Account Value (10/01/17)	Ending Account Value (03/31/18)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO Extended Duration Fund
Institutional Class	$1,000.00	$993.60	$5.52	$1,000.00	$1,019.40	$5.59	1.11%
Class P	1,000.00	993.10	6.01	1,000.00	1,018.90	6.09	1.21
PIMCO GNMA Fund
Institutional Class	$1,000.00	$984.20	$2.62	$1,000.00	$1,022.29	$2.67	0.53%
Class P	1,000.00	983.20	3.12	1,000.00	1,021.79	3.18	0.63
Class A	1,000.00	982.30	4.60	1,000.00	1,020.29	4.68	0.93
Class C	1,000.00	978.60	8.29	1,000.00	1,016.55	8.45	1.68
PIMCO Long Duration Total Return Fund
Institutional Class	$1,000.00	$993.90	$5.72	$1,000.00	$1,019.20	$5.79	1.15%
Class P	1,000.00	993.40	6.21	1,000.00	1,018.70	6.29	1.25
Class A	1,000.00	992.20	7.70	1,000.00	1,017.20	7.80	1.55
Class C(a)	1,000.00	988.30	5.26	1,000.00	1,006.21	5.31	2.30
PIMCO Long-Term U.S. Government Fund
Institutional Class	$1,000.00	$990.30	$4.04	$1,000.00	$1,020.87	$4.11	0.815%
Class P	1,000.00	989.80	4.54	1,000.00	1,020.37	4.61	0.915
Administrative Class	1,000.00	989.10	5.28	1,000.00	1,019.62	5.36	1.065
Class A	1,000.00	988.60	5.78	1,000.00	1,019.12	5.86	1.165
Class C	1,000.00	984.90	9.48	1,000.00	1,015.38	9.62	1.915

16	PIMCO BOND FUNDS

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (10/01/17)	Ending Account Value (03/31/18)	Expenses Paid During Period*	Beginning Account Value (10/01/17)	Ending Account Value (03/31/18)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO Moderate Duration Fund
Institutional Class	$1,000.00	$989.30	$2.63	$1,000.00	$1,022.29	$2.67	0.53%
Class P	1,000.00	988.80	3.12	1,000.00	1,021.79	3.18	0.63
PIMCO Mortgage-Backed Securities Fund
Institutional Class	$1,000.00	$994.50	$2.54	$1,000.00	$1,022.39	$2.57	0.51%
Class P	1,000.00	994.00	3.03	1,000.00	1,021.89	3.07	0.61
Administrative Class	1,000.00	993.30	3.78	1,000.00	1,021.14	3.83	0.76
Class A	1,000.00	992.60	4.52	1,000.00	1,020.39	4.58	0.91
Class C	1,000.00	988.90	8.23	1,000.00	1,016.65	8.35	1.66
PIMCO Mortgage Opportunities Fund
Institutional Class	$1,000.00	$1,006.90	$5.25	$1,000.00	$1,019.70	$5.29	1.05%
Class P	1,000.00	1,006.40	5.75	1,000.00	1,019.20	5.79	1.15
Class A	1,000.00	1,004.90	7.25	1,000.00	1,017.70	7.29	1.45
Class C	1,000.00	1,001.10	10.98	1,000.00	1,013.96	11.05	2.20
PIMCO Total Return Fund II
Institutional Class	$1,000.00	$989.20	$2.98	$1,000.00	$1,021.94	$3.02	0.60%
Class P	1,000.00	988.70	3.47	1,000.00	1,021.44	3.53	0.70
Administrative Class	1,000.00	988.00	4.21	1,000.00	1,020.69	4.28	0.85
PIMCO Total Return Fund IV
Institutional Class	$1,000.00	$986.60	$2.67	$1,000.00	$1,022.24	$2.72	0.54%
Class A	1,000.00	984.90	4.40	1,000.00	1,020.49	4.48	0.89
Class C	1,000.00	981.20	8.10	1,000.00	1,016.75	8.25	1.64
PIMCO Total Return ESG Fund
Institutional Class	$1,000.00	$984.10	$3.66	$1,000.00	$1,021.24	$3.73	0.74%
Class P	1,000.00	983.60	4.15	1,000.00	1,020.74	4.23	0.84
Administrative Class	1,000.00	982.90	4.89	1,000.00	1,020.00	4.99	0.99

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

(a) The Beginning Account Value is reflective as of 1/05/18 for Actual expense. Expenses paid in the Actual expense section are equal to the Net Annualized Expense Ratio for the Class, multiplied by the average account value over the period, multiplied by 84/365 for the Class C shares of the PIMCO Long Duration Total Return Fund (to reflect the period since the inception date of 1/05/18). Hypothetical expenses reflect an amount as if the class had been operational for the entire fiscal half year.

ANNUAL REPORT	MARCH 31, 2018	17

Benchmark Descriptions

Index*	Benchmark Descriptions

3 Month USD LIBOR Index	The 3 Month USD LIBOR (London Interbank Offered Rate) Index is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market.

Bloomberg Barclays GNMA Index	Bloomberg Barclays GNMA Index is an unmanaged index covering mortgage-backed pass-through securities of the Government National Mortgage Association (GNMA).

Bloomberg Barclays Intermediate Government/Credit Index	Bloomberg Barclays Intermediate Government/Credit Index is an unmanaged index of U.S. Government or Investment Grade Credit Securities having a maturity of at least 1 year and less than 10 years.

Bloomberg Barclays Long-Term Government/Credit Index	Bloomberg Barclays Long-Term Government/Credit Index is an unmanaged index of U.S. Government or Investment Grade Credit Securities having a maturity of 10 years or more.

Bloomberg Barclays Long-Term Treasury Index	Bloomberg Barclays Long-Term Treasury Index consists of U.S. Treasury issues with maturities of 10 or more years.

Bloomberg Barclays U.S. Aggregate Index	Bloomberg Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

Bloomberg Barclays U.S. MBS Fixed Rate Index	Bloomberg Barclays U.S. MBS Fixed Rate Index covers the mortgage-backed pass-through securities and hybrid ARM pools of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). The MBS Index is formed by grouping the universe of about 1,000,000 individual fixed rate MBS pools into approximately 5,500 generic aggregates.

FTSE STRIPS Index, 20+ Year Sub-Index	FTSE STRIPS Index, 20+ Year Sub-Index represents a composition of outstanding Treasury Bond and Notes with a maturity of at least twenty years. The index is rebalanced each month in accordance with underlying Treasury figures and profiles provided as of the previous month- end. The included STRIPS are derived only from bonds in the FTSE U.S. Treasury Bond Index, which include coupon strips with less than one year remaining to maturity.

*	It is not possible to invest directly in an unmanaged index.

18	PIMCO BOND FUNDS

(THIS PAGE INTENTIONALLY LEFT BLANK)

ANNUAL REPORT	MARCH 31, 2018	19

Financial Highlights

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Extended Duration Fund
Institutional Class
03/31/2018	$7.44	$0.22	$0.24	$0.46	$(0.21)	$(0.11)	$0.00	$(0.32)
03/31/2017	8.66	0.23	(0.86)	(0.63)	(0.22)	(0.37)	0.00	(0.59)
03/31/2016	9.02	0.22	(0.19)	0.03	(0.26)	(0.13)	0.00	(0.39)
03/31/2015	6.76	0.22	2.24	2.46	(0.20)	0.00	0.00	(0.20)
03/31/2014	7.82	0.22	(0.79)	(0.57)	(0.22)	(0.27)	0.00	(0.49)
Class P
03/31/2018	7.44	0.21	0.25	0.46	(0.21)	(0.11)	0.00	(0.32)
03/31/2017	8.66	0.22	(0.86)	(0.64)	(0.21)	(0.37)	0.00	(0.58)
03/31/2016	9.02	0.21	(0.19)	0.02	(0.25)	(0.13)	0.00	(0.38)
03/31/2015	6.76	0.21	2.25	2.46	(0.20)	0.00	0.00	(0.20)
03/31/2014	7.82	0.21	(0.79)	(0.58)	(0.21)	(0.27)	0.00	(0.48)

PIMCO GNMA Fund
Institutional Class
03/31/2018	$11.11	$0.24	$(0.23)	$0.01	$(0.32)	$0.00	$0.00	$(0.32)
03/31/2017	11.36	0.21	(0.12)	0.09	(0.34)	0.00	0.00	(0.34)
03/31/2016	11.41	0.18	0.05	0.23	(0.27)	0.00	(0.01)	(0.28)
03/31/2015	11.12	0.20	0.33	0.53	(0.24)	0.00	0.00	(0.24)
03/31/2014	11.54	0.18	(0.23)	(0.05)	(0.35)	(0.02)	(0.00)	(0.37)
Class P
03/31/2018	11.11	0.22	(0.22)	0.00	(0.31)	0.00	0.00	(0.31)
03/31/2017	11.36	0.19	(0.12)	0.07	(0.32)	0.00	0.00	(0.32)
03/31/2016	11.41	0.18	0.04	0.22	(0.26)	0.00	(0.01)	(0.27)
03/31/2015	11.12	0.20	0.32	0.52	(0.23)	0.00	0.00	(0.23)
03/31/2014	11.54	0.16	(0.22)	(0.06)	(0.34)	(0.02)	(0.00)	(0.36)
Class A
03/31/2018	11.11	0.19	(0.22)	(0.03)	(0.28)	0.00	0.00	(0.28)
03/31/2017	11.36	0.16	(0.12)	0.04	(0.29)	0.00	0.00	(0.29)
03/31/2016	11.41	0.14	0.04	0.18	(0.22)	0.00	(0.01)	(0.23)
03/31/2015	11.12	0.15	0.34	0.49	(0.20)	0.00	0.00	(0.20)
03/31/2014	11.54	0.13	(0.23)	(0.10)	(0.30)	(0.02)	(0.00)	(0.32)
Class C
03/31/2018	11.11	0.11	(0.22)	(0.11)	(0.20)	0.00	0.00	(0.20)
03/31/2017	11.36	0.08	(0.12)	(0.04)	(0.21)	0.00	0.00	(0.21)
03/31/2016	11.41	0.05	0.05	0.10	(0.14)	0.00	(0.01)	(0.15)
03/31/2015	11.12	0.07	0.33	0.40	(0.11)	0.00	0.00	(0.11)
03/31/2014	11.54	0.05	(0.23)	(0.18)	(0.22)	(0.02)	(0.00)	(0.24)

PIMCO Long Duration Total Return Fund
Institutional Class
03/31/2018	$10.63	$0.45	$0.19	$0.64	$(0.44)	$(0.27)	$0.00	$(0.71)
03/31/2017	11.29	0.49	(0.12)	0.37	(0.48)	(0.55)	0.00	(1.03)
03/31/2016	12.30	0.50	(0.60)	(0.10)	(0.60)	(0.31)	0.00	(0.91)
03/31/2015	11.07	0.48	1.21	1.69	(0.46)	0.00	0.00	(0.46)
03/31/2014	11.83	0.45	(0.64)	(0.19)	(0.44)	(0.13)	0.00	(0.57)
Class P
03/31/2018	10.63	0.44	0.19	0.63	(0.43)	(0.27)	0.00	(0.70)
03/31/2017	11.29	0.48	(0.12)	0.36	(0.47)	(0.55)	0.00	(1.02)
03/31/2016	12.30	0.49	(0.60)	(0.11)	(0.59)	(0.31)	0.00	(0.90)
03/31/2015	11.07	0.47	1.21	1.68	(0.45)	0.00	0.00	(0.45)
03/31/2014	11.83	0.44	(0.64)	(0.20)	(0.43)	(0.13)	0.00	(0.56)
Class A
09/08/2017 - 03/31/2018	11.31	0.25	(0.50)	(0.25)	(0.23)	(0.27)	0.00	(0.50)
Class C
01/05/2018 - 03/31/2018	10.94	0.07	(0.38)	(0.31)	(0.07)	0.00	0.00	(0.07)

20	PIMCO BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$7.58	6.10%	$1,246,628	0.94%	0.94%	0.50%	0.50%	2.85%	138%
7.44	(7.15)	1,125,339	0.68	0.68	0.50	0.50	2.81	93
8.66	0.76	400,312	0.53	0.53	0.50	0.50	2.73	96
9.02	36.91	394,852	0.51	0.51	0.50	0.50	2.80	68
6.76	(6.84)	249,671	0.51	0.51	0.50	0.50	3.22	89

7.58	6.00	43,436	1.04	1.04	0.60	0.60	2.74	138
7.44	(7.25)	41,075	0.78	0.78	0.60	0.60	2.52	93
8.66	0.66	60,581	0.63	0.63	0.60	0.60	2.60	96
9.02	36.78	25,862	0.61	0.61	0.60	0.60	2.69	68
6.76	(6.93)	27,454	0.61	0.61	0.60	0.60	3.12	89

$10.80	0.08%	$296,502	0.53%	0.53%	0.50%	0.50%	2.14%	1,049%
11.11	0.75	296,252	0.51	0.51	0.50	0.50	1.82	1,536
11.36	2.04	347,336	0.50	0.50	0.50	0.50	1.62	1,609
11.41	4.85	314,908	0.50	0.50	0.50	0.50	1.79	1,880
11.12	(0.45)	302,964	0.50	0.50	0.50	0.50	1.59	1,212

10.80	(0.01)	86,645	0.63	0.63	0.60	0.60	2.03	1,049
11.11	0.65	63,938	0.61	0.61	0.60	0.60	1.70	1,536
11.36	1.94	90,151	0.60	0.60	0.60	0.60	1.56	1,609
11.41	4.74	59,958	0.60	0.60	0.60	0.60	1.73	1,880
11.12	(0.55)	53,095	0.60	0.60	0.60	0.60	1.47	1,212

10.80	(0.31)	218,142	0.93	0.93	0.90	0.90	1.75	1,049
11.11	0.35	173,854	0.91	0.91	0.90	0.90	1.43	1,536
11.36	1.63	232,328	0.90	0.90	0.90	0.90	1.20	1,609
11.41	4.43	265,934	0.90	0.90	0.90	0.90	1.37	1,880
11.12	(0.85)	334,991	0.90	0.90	0.90	0.90	1.20	1,212

10.80	(1.06)	51,216	1.68	1.68	1.65	1.65	0.98	1,049
11.11	(0.40)	74,234	1.66	1.66	1.65	1.65	0.68	1,536
11.36	0.88	91,958	1.65	1.65	1.65	1.65	0.45	1,609
11.41	3.65	109,530	1.65	1.65	1.65	1.65	0.62	1,880
11.12	(1.58)	137,233	1.65	1.65	1.65	1.65	0.42	1,212

$10.56	5.95%	$2,945,114	1.00%	1.00%	0.50%	0.50%	4.09%	156%
10.63	3.52	2,790,764	0.69	0.69	0.50	0.50	4.34	116
11.29	(0.40)	2,949,533	0.55	0.55	0.50	0.50	4.38	59
12.30	15.52	4,376,514	0.52	0.52	0.50	0.50	4.09	76
11.07	(1.46)	4,704,179	0.51	0.51	0.50	0.50	4.12	70

10.56	5.84	29,416	1.10	1.10	0.60	0.60	4.03	156
10.63	3.42	9,939	0.79	0.79	0.60	0.60	4.24	116
11.29	(0.50)	11,164	0.65	0.65	0.60	0.60	4.27	59
12.30	15.40	19,954	0.62	0.62	0.60	0.60	4.00	76
11.07	(1.56)	12,376	0.61	0.61	0.60	0.60	4.02	70

10.56	(2.27)	19,215	1.40 *	1.40 *	0.90 *	0.90 *	4.26 *	156

10.56	(2.85)	36	2.15 *	2.15 *	1.65 *	1.65 *	3.08 *	156

ANNUAL REPORT	MARCH 31, 2018	21

Financial Highlights (Cont.)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Long-Term U.S. Government Fund
Institutional Class
03/31/2018	$5.98	$0.16	$0.05	$0.21	$(0.16)	$(0.02)	$0.00	$(0.18)
03/31/2017	6.44	0.17	(0.44)	(0.27)	(0.17)	(0.02)	0.00	(0.19)
03/31/2016	11.49	0.30	(0.46)	(0.16)	(0.27)	(4.62)	0.00	(4.89)
03/31/2015	9.79	0.30	1.67	1.97	(0.27)	0.00	0.00	(0.27)
03/31/2014	10.78	0.29	(0.81)	(0.52)	(0.29)	(0.18)	0.00	(0.47)
Class P
03/31/2018	5.98	0.15	0.05	0.20	(0.15)	(0.02)	0.00	(0.17)
03/31/2017	6.44	0.17	(0.45)	(0.28)	(0.16)	(0.02)	0.00	(0.18)
03/31/2016	11.49	0.28	(0.45)	(0.17)	(0.26)	(4.62)	0.00	(4.88)
03/31/2015	9.79	0.29	1.67	1.96	(0.26)	0.00	0.00	(0.26)
03/31/2014	10.78	0.29	(0.82)	(0.53)	(0.28)	(0.18)	0.00	(0.46)
Administrative Class
03/31/2018	5.98	0.15	0.04	0.19	(0.14)	(0.02)	0.00	(0.16)
03/31/2017	6.44	0.16	(0.45)	(0.29)	(0.15)	(0.02)	0.00	(0.17)
03/31/2016	11.49	0.28	(0.46)	(0.18)	(0.25)	(4.62)	0.00	(4.87)
03/31/2015	9.79	0.28	1.66	1.94	(0.24)	0.00	0.00	(0.24)
03/31/2014	10.78	0.27	(0.82)	(0.55)	(0.26)	(0.18)	0.00	(0.44)
Class A
03/31/2018	5.98	0.14	0.05	0.19	(0.14)	(0.02)	0.00	(0.16)
03/31/2017	6.44	0.15	(0.44)	(0.29)	(0.15)	(0.02)	0.00	(0.17)
03/31/2016	11.49	0.26	(0.45)	(0.19)	(0.24)	(4.62)	0.00	(4.86)
03/31/2015	9.79	0.26	1.67	1.93	(0.23)	0.00	0.00	(0.23)
03/31/2014	10.78	0.26	(0.82)	(0.56)	(0.25)	(0.18)	0.00	(0.43)
Class C
03/31/2018	5.98	0.09	0.05	0.14	(0.09)	(0.02)	0.00	(0.11)
03/31/2017	6.44	0.11	(0.45)	(0.34)	(0.10)	(0.02)	0.00	(0.12)
03/31/2016	11.49	0.19	(0.45)	(0.26)	(0.17)	(4.62)	0.00	(4.79)
03/31/2015	9.79	0.18	1.67	1.85	(0.15)	0.00	0.00	(0.15)
03/31/2014	10.78	0.18	(0.81)	(0.63)	(0.18)	(0.18)	0.00	(0.36)

PIMCO Moderate Duration Fund
Institutional Class
03/31/2018	$10.15	$0.22	$(0.10)	$0.12	$(0.18)	$0.00	$0.00	$(0.18)
03/31/2017	10.13	0.26	(0.04)	0.22	(0.20)	0.00	0.00	(0.20)
03/31/2016	10.53	0.27	(0.21)	0.06	(0.28)	(0.18)	0.00	(0.46)
03/31/2015	10.63	0.20	0.19	0.39	(0.35)	(0.14)	0.00	(0.49)
03/31/2014	10.89	0.17	(0.14)	0.03	(0.20)	(0.09)	0.00	(0.29)
Class P
03/31/2018	10.15	0.21	(0.10)	0.11	(0.17)	0.00	0.00	(0.17)
03/31/2017	10.13	0.25	(0.04)	0.21	(0.19)	0.00	0.00	(0.19)
03/31/2016	10.53	0.25	(0.21)	0.04	(0.26)	(0.18)	0.00	(0.44)
03/31/2015	10.63	0.19	0.19	0.38	(0.34)	(0.14)	0.00	(0.48)
03/31/2014	10.89	0.16	(0.14)	0.02	(0.19)	(0.09)	0.00	(0.28)

PIMCO Mortgage-Backed Securities Fund
Institutional Class
03/31/2018	$10.44	$0.28	$(0.05)	$0.23	$(0.32)	$0.00	$0.00	$(0.32)
03/31/2017	10.56	0.25	(0.04)	0.21	(0.33)	0.00	0.00	(0.33)
03/31/2016	10.57	0.18	0.08	0.26	(0.27)	0.00	0.00	(0.27)
03/31/2015	10.29	0.20	0.36	0.56	(0.27)	0.00	(0.01)	(0.28)
03/31/2014	10.58	0.13	(0.11)	0.02	(0.24)	(0.05)	(0.02)	(0.31)
Class P
03/31/2018	10.44	0.27	(0.05)	0.22	(0.31)	0.00	0.00	(0.31)
03/31/2017	10.56	0.24	(0.04)	0.20	(0.32)	0.00	0.00	(0.32)
03/31/2016	10.57	0.17	0.08	0.25	(0.26)	0.00	0.00	(0.26)
03/31/2015	10.29	0.19	0.36	0.55	(0.26)	0.00	(0.01)	(0.27)
03/31/2014	10.58	0.11	(0.10)	0.01	(0.23)	(0.05)	(0.02)	(0.30)

22	PIMCO BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$6.01	3.47%	$1,240,260	0.775%	0.775%	0.475%	0.475%	2.62%	148%
5.98	(4.21)	1,450,163	0.655	0.655	0.475	0.475	2.77	61
6.44	1.82	304,991	0.535	0.535	0.475	0.475	3.23	101
11.49	20.35	318,988	0.495	0.495	0.475	0.475	2.77	244
9.79	(4.67)	523,326	0.485	0.485	0.475	0.475	2.89	100

6.01	3.37	48,727	0.875	0.875	0.575	0.575	2.53	148
5.98	(4.31)	39,443	0.755	0.755	0.575	0.575	2.64	61
6.44	1.72	82,647	0.635	0.635	0.575	0.575	3.11	101
11.49	20.23	81,521	0.595	0.595	0.575	0.575	2.73	244
9.79	(4.77)	73,906	0.585	0.585	0.575	0.575	3.00	100

6.01	3.22	17,398	1.025	1.025	0.725	0.725	2.37	148
5.98	(4.46)	20,222	0.905	0.905	0.725	0.725	2.50	61
6.44	1.57	27,613	0.785	0.785	0.725	0.725	3.00	101
11.49	20.05	54,522	0.745	0.745	0.725	0.725	2.60	244
9.79	(4.91)	51,473	0.735	0.735	0.725	0.725	2.74	100

6.01	3.11	100,379	1.125	1.125	0.825	0.825	2.28	148
5.98	(4.55)	100,476	1.005	1.005	0.825	0.825	2.40	61
6.44	1.47	159,606	0.885	0.885	0.825	0.825	2.88	101
11.49	19.93	198,176	0.845	0.845	0.825	0.825	2.49	244
9.79	(5.01)	175,700	0.835	0.835	0.825	0.825	2.63	100

6.01	2.34	14,961	1.875	1.875	1.575	1.575	1.52	148
5.98	(5.27)	24,735	1.755	1.755	1.575	1.575	1.65	61
6.44	0.71	32,026	1.635	1.635	1.575	1.575	2.11	101
11.49	19.05	35,839	1.595	1.595	1.575	1.575	1.73	244
9.79	(5.71)	25,865	1.585	1.585	1.575	1.575	1.82	100

$10.09	1.18%	$1,363,477	0.51%	0.51%	0.46%	0.46%	2.16%	306%
10.15	2.23	1,358,377	0.50	0.50	0.46	0.46	2.53	269
10.13	0.54	1,463,730	0.48	0.48	0.46	0.46	2.61	217
10.53	3.75	1,709,990	0.46	0.46	0.46	0.46	1.85	254
10.63	0.31	2,433,490	0.46	0.46	0.46	0.46	1.56	237

10.09	1.08	5,390	0.61	0.61	0.56	0.56	2.06	306
10.15	2.13	6,434	0.60	0.60	0.56	0.56	2.44	269
10.13	0.44	6,800	0.58	0.58	0.56	0.56	2.46	217
10.53	3.65	5,285	0.56	0.56	0.56	0.56	1.79	254
10.63	0.20	13,298	0.56	0.56	0.56	0.56	1.51	237

$10.35	2.25%	$105,852	0.52%	0.52%	0.50%	0.50%	2.70%	949%
10.44	2.04	116,443	0.50	0.50	0.50	0.50	2.39	1,611
10.56	2.46	118,641	0.50	0.50	0.50	0.50	1.75	1,930
10.57	5.49	103,968	0.50	0.50	0.50	0.50	1.90	1,501
10.29	0.23	111,544	0.50	0.50	0.50	0.50	1.29	1,021

10.35	2.15	6,430	0.62	0.62	0.60	0.60	2.60	949
10.44	1.94	7,933	0.60	0.60	0.60	0.60	2.28	1,611
10.56	2.36	9,898	0.60	0.60	0.60	0.60	1.65	1,930
10.57	5.38	8,150	0.60	0.60	0.60	0.60	1.82	1,501
10.29	0.12	8,679	0.60	0.60	0.60	0.60	1.09	1,021

ANNUAL REPORT	MARCH 31, 2018	23

Financial Highlights (Cont.)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Mortgage-Backed Securities Fund (Cont.)
Administrative Class
03/31/2018	$10.44	$0.26	$(0.05)	$0.21	$(0.30)	$0.00	$0.00	$(0.30)
03/31/2017	10.56	0.23	(0.04)	0.19	(0.31)	0.00	0.00	(0.31)
03/31/2016	10.57	0.14	0.09	0.23	(0.24)	0.00	0.00	(0.24)
03/31/2015	10.29	0.17	0.36	0.53	(0.24)	0.00	(0.01)	(0.25)
03/31/2014	10.58	0.12	(0.12)	0.00	(0.22)	(0.05)	(0.02)	(0.29)
Class A
03/31/2018	10.44	0.24	(0.05)	0.19	(0.28)	0.00	0.00	(0.28)
03/31/2017	10.56	0.21	(0.04)	0.17	(0.29)	0.00	0.00	(0.29)
03/31/2016	10.57	0.14	0.07	0.21	(0.22)	0.00	0.00	(0.22)
03/31/2015	10.29	0.16	0.36	0.52	(0.23)	0.00	(0.01)	(0.24)
03/31/2014	10.58	0.10	(0.12)	(0.02)	(0.20)	(0.05)	(0.02)	(0.27)
Class C
03/31/2018	10.44	0.16	(0.05)	0.11	(0.20)	0.00	0.00	(0.20)
03/31/2017	10.56	0.13	(0.04)	0.09	(0.21)	0.00	0.00	(0.21)
03/31/2016	10.57	0.06	0.08	0.14	(0.15)	0.00	0.00	(0.15)
03/31/2015	10.29	0.08	0.36	0.44	(0.15)	0.00	(0.01)	(0.16)
03/31/2014	10.58	0.02	(0.11)	(0.09)	(0.13)	(0.05)	(0.02)	(0.20)

PIMCO Mortgage Opportunities Fund
Institutional Class
03/31/2018	$10.97	$0.41	$0.04	$0.45	$(0.40)	$0.00	$0.00	$(0.40)
03/31/2017	10.94	0.45	0.15	0.60	(0.57)	0.00	0.00	(0.57)
03/31/2016	11.15	0.40	(0.15)	0.25	(0.46)	0.00	0.00	(0.46)
03/31/2015	11.06	0.35	0.14	0.49	(0.40)	0.00	0.00	(0.40)
03/31/2014	11.13	0.39	0.00	0.39	(0.44)	(0.02)	0.00	(0.46)
Class P
03/31/2018	10.97	0.40	0.04	0.44	(0.39)	0.00	0.00	(0.39)
03/31/2017	10.94	0.47	0.12	0.59	(0.56)	0.00	0.00	(0.56)
03/31/2016	11.15	0.41	(0.18)	0.23	(0.44)	0.00	0.00	(0.44)
03/31/2015	11.06	0.34	0.14	0.48	(0.39)	0.00	0.00	(0.39)
03/31/2014	11.13	0.34	0.04	0.38	(0.43)	(0.02)	0.00	(0.45)
Class A
03/31/2018	10.97	0.37	0.04	0.41	(0.36)	0.00	0.00	(0.36)
03/31/2017	10.94	0.41	0.15	0.56	(0.53)	0.00	0.00	(0.53)
03/31/2016	11.15	0.36	(0.16)	0.20	(0.41)	0.00	0.00	(0.41)
03/31/2015	11.06	0.31	0.13	0.44	(0.35)	0.00	0.00	(0.35)
03/31/2014	11.13	0.34	0.01	0.35	(0.40)	(0.02)	0.00	(0.42)
Class C
03/31/2018	10.97	0.28	0.05	0.33	(0.28)	0.00	0.00	(0.28)
03/31/2017	10.94	0.33	0.14	0.47	(0.44)	0.00	0.00	(0.44)
03/31/2016	11.15	0.28	(0.16)	0.12	(0.33)	0.00	0.00	(0.33)
03/31/2015	11.06	0.23	0.13	0.36	(0.27)	0.00	0.00	(0.27)
03/31/2014	11.13	0.26	0.00	0.26	(0.31)	(0.02)	0.00	(0.33)

PIMCO Total Return Fund II
Institutional Class
03/31/2018	$9.58	$0.24	$(0.08)	$0.16	$(0.24)	$(0.01)	$(0.01)	$(0.26)
03/31/2017	9.68	0.25	0.00	0.25	(0.32)	(0.02)	(0.01)	(0.35)
03/31/2016	10.30	0.27	(0.22)	0.05	(0.27)	(0.40)	0.00	(0.67)
03/31/2015	10.29	0.19	0.25	0.44	(0.25)	(0.18)	0.00	(0.43)
03/31/2014	10.65	0.20	(0.31)	(0.11)	(0.20)	(0.05)	0.00	(0.25)
Class P
03/31/2018	9.58	0.23	(0.08)	0.15	(0.23)	(0.01)	(0.01)	(0.25)
03/31/2017	9.68	0.24	0.00	0.24	(0.31)	(0.02)	(0.01)	(0.34)
03/31/2016	10.30	0.27	(0.23)	0.04	(0.26)	(0.40)	0.00	(0.66)
03/31/2015	10.29	0.18	0.25	0.43	(0.24)	(0.18)	0.00	(0.42)
03/31/2014	10.65	0.19	(0.31)	(0.12)	(0.19)	(0.05)	0.00	(0.24)

24	PIMCO BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$10.35	1.99%	$2,527	0.77%	0.77%	0.75%	0.75%	2.45%	949%
10.44	1.79	3,540	0.75	0.75	0.75	0.75	2.14	1,611
10.56	2.20	4,565	0.75	0.75	0.75	0.75	1.36	1,930
10.57	5.22	13,760	0.75	0.75	0.75	0.75	1.63	1,501
10.29	(0.02)	35,186	0.75	0.75	0.75	0.75	1.19	1,021

10.35	1.84	52,447	0.92	0.92	0.90	0.90	2.33	949
10.44	1.63	23,161	0.90	0.90	0.90	0.90	1.99	1,611
10.56	2.05	29,497	0.90	0.90	0.90	0.90	1.34	1,930
10.57	5.07	28,247	0.90	0.90	0.90	0.90	1.52	1,501
10.29	(0.17)	38,798	0.90	0.90	0.90	0.90	0.93	1,021

10.35	1.08	5,479	1.67	1.67	1.65	1.65	1.53	949
10.44	0.87	9,226	1.65	1.65	1.65	1.65	1.24	1,611
10.56	1.29	11,143	1.65	1.65	1.65	1.65	0.59	1,930
10.57	4.28	11,110	1.65	1.65	1.65	1.65	0.77	1,501
10.29	(0.92)	13,782	1.65	1.65	1.65	1.65	0.23	1,021

$11.02	4.16%	$3,298,892	1.02%	1.02%	0.60%	0.60%	3.73%	721%
10.97	5.61	2,058,869	0.78	0.78	0.60	0.60	4.03	1,268
10.94	2.24	1,400,621	0.69	0.69	0.60	0.60	3.60	1,146
11.15	4.47	1,183,060	0.61	0.61	0.60	0.60	3.15	1,133
11.06	3.59	1,104,355	0.61	0.61	0.60	0.60	3.58	736

11.02	4.06	616,556	1.12	1.12	0.70	0.70	3.63	721
10.97	5.49	326,786	0.88	0.88	0.70	0.70	4.24	1,268
10.94	2.12	542,161	0.79	0.79	0.70	0.70	3.71	1,146
11.15	4.36	90,964	0.71	0.71	0.70	0.70	3.05	1,133
11.06	3.49	11,550	0.71	0.71	0.70	0.70	3.05	736

11.02	3.75	193,516	1.42	1.42	1.00	1.00	3.34	721
10.97	5.19	63,638	1.18	1.18	1.00	1.00	3.66	1,268
10.94	1.83	52,249	1.09	1.09	1.00	1.00	3.28	1,146
11.15	4.05	19,566	1.01	1.01	1.00	1.00	2.78	1,133
11.06	3.18	19,063	1.01	1.01	1.00	1.00	3.11	736

11.02	2.99	28,967	2.17	2.17	1.75	1.75	2.56	721
10.97	4.40	23,413	1.93	1.93	1.75	1.75	2.94	1,268
10.94	1.07	23,035	1.84	1.84	1.75	1.75	2.54	1,146
11.15	3.28	9,313	1.76	1.76	1.75	1.75	2.03	1,133
11.06	2.40	4,922	1.76	1.76	1.75	1.75	2.33	736

$9.48	1.67%	$590,406	0.57%	0.57%	0.50%	0.50%	2.46%	605%
9.58	2.60	566,900	0.56	0.56	0.50	0.50	2.54	595
9.68	0.66	774,684	0.56	0.56	0.50	0.50	2.76	516
10.30	4.30	1,048,223	0.50	0.50	0.50	0.50	1.86	363
10.29	(1.05)	2,591,315	0.50	0.50	0.50	0.50	1.89	353

9.48	1.57	13,119	0.67	0.67	0.60	0.60	2.37	605
9.58	2.50	11,355	0.66	0.66	0.60	0.60	2.43	595
9.68	0.55	10,534	0.66	0.66	0.60	0.60	2.76	516
10.30	4.19	11,371	0.60	0.60	0.60	0.60	1.75	363
10.29	(1.15)	11,878	0.60	0.60	0.60	0.60	1.79	353

ANNUAL REPORT	MARCH 31, 2018	25

Financial Highlights (Cont.)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Total Return Fund II (Cont.)
Administrative Class
03/31/2018	$9.58	$0.21	$(0.07)	$0.14	$(0.22)	$(0.01)	$(0.01)	$(0.24)
03/31/2017	9.68	0.22	0.00	0.22	(0.29)	(0.02)	(0.01)	(0.32)
03/31/2016	10.30	0.25	(0.22)	0.03	(0.25)	(0.40)	0.00	(0.65)
03/31/2015	10.29	0.17	0.24	0.41	(0.22)	(0.18)	0.00	(0.40)
03/31/2014	10.65	0.17	(0.31)	(0.14)	(0.17)	(0.05)	0.00	(0.22)

PIMCO Total Return Fund IV
Institutional Class
03/31/2018	$10.28	$0.20	$(0.03)	$0.17	$(0.14)	$0.00	$(0.05)	$(0.19)
03/31/2017	10.37	0.23	(0.02)	0.21	(0.26)	(0.04)	0.00	(0.30)
03/31/2016	10.74	0.23	(0.21)	0.02	(0.22)	(0.17)	0.00	(0.39)
03/31/2015	10.52	0.13	0.36	0.49	(0.20)	(0.07)	0.00	(0.27)
03/31/2014	10.90	0.15	(0.32)	(0.17)	(0.14)	(0.07)	0.00	(0.21)
Class A
03/31/2018	10.28	0.16	(0.02)	0.14	(0.11)	0.00	(0.05)	(0.16)
03/31/2017	10.37	0.20	(0.02)	0.18	(0.23)	(0.04)	0.00	(0.27)
03/31/2016	10.74	0.19	(0.21)	(0.02)	(0.18)	(0.17)	0.00	(0.35)
03/31/2015	10.52	0.09	0.36	0.45	(0.16)	(0.07)	0.00	(0.23)
03/31/2014	10.90	0.11	(0.31)	(0.20)	(0.11)	(0.07)	0.00	(0.18)
Class C
03/31/2018	10.28	0.09	(0.03)	0.06	(0.03)	0.00	(0.05)	(0.08)
03/31/2017	10.37	0.12	(0.02)	0.10	(0.15)	(0.04)	0.00	(0.19)
03/31/2016	10.74	0.11	(0.21)	(0.10)	(0.10)	(0.17)	0.00	(0.27)
03/31/2015	10.52	0.03	0.36	0.39	(0.10)	(0.07)	0.00	(0.17)
03/31/2014	10.90	0.04	(0.32)	(0.28)	(0.03)	(0.07)	0.00	(0.10)

PIMCO Total Return ESG Fund
Institutional Class
03/31/2018	$9.00	$0.20	$(0.07)	$0.13	$(0.17)	$0.00	$(0.01)	$(0.18)
03/31/2017	9.04	0.28	(0.05)	0.23	(0.26)	(0.01)	0.00	(0.27)
03/31/2016	9.48	0.29	(0.30)	(0.01)	(0.27)	(0.14)	(0.02)	(0.43)
03/31/2015	9.46	0.19	0.34	0.53	(0.42)	(0.09)	0.00	(0.51)
03/31/2014	9.88	0.17	(0.29)	(0.12)	(0.19)	(0.11)	0.00	(0.30)
Class P
03/31/2018	9.00	0.19	(0.07)	0.12	(0.16)	0.00	(0.01)	(0.17)
03/31/2017	9.04	0.27	(0.05)	0.22	(0.25)	(0.01)	0.00	(0.26)
03/31/2016	9.48	0.28	(0.30)	(0.02)	(0.26)	(0.14)	(0.02)	(0.42)
03/31/2015	9.46	0.18	0.33	0.51	(0.40)	(0.09)	0.00	(0.49)
03/31/2014	9.88	0.15	(0.28)	(0.13)	(0.18)	(0.11)	0.00	(0.29)
Administrative Class
03/31/2018	9.00	0.17	(0.06)	0.11	(0.15)	0.00	(0.01)	(0.16)
03/31/2017	9.04	0.26	(0.06)	0.20	(0.23)	(0.01)	0.00	(0.24)
03/31/2016	9.48	0.27	(0.30)	(0.03)	(0.25)	(0.14)	(0.02)	(0.41)
03/31/2015	9.46	0.17	0.33	0.50	(0.39)	(0.09)	0.00	(0.48)
03/31/2014	9.88	0.14	(0.29)	(0.15)	(0.16)	(0.11)	0.00	(0.27)

*	Annualized
^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

26	PIMCO BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$9.48	1.42%	$11,397	0.82%	0.82%	0.75%	0.75%	2.20%	605%
9.58	2.34	12,993	0.81	0.81	0.75	0.75	2.30	595
9.68	0.40	13,754	0.81	0.81	0.75	0.75	2.53	516
10.30	4.04	21,822	0.75	0.75	0.75	0.75	1.60	363
10.29	(1.30)	53,896	0.75	0.75	0.75	0.75	1.64	353

$10.26	1.66%	$1,491,956	0.53%	0.53%	0.50%	0.50%	1.93%	489%
10.28	2.11	1,397,034	0.56	0.56	0.50	0.50	2.24	478
10.37	0.23	1,338,050	0.51	0.51	0.50	0.50	2.21	449
10.74	4.72	1,657,422	0.50	0.50	0.50	0.50	1.20	245
10.52	(1.49)	1,288,744	0.50	0.50	0.50	0.50	1.40	422

10.26	1.31	11,334	0.88	0.88	0.85	0.85	1.59	489
10.28	1.75	14,779	0.91	0.91	0.85	0.85	1.89	478
10.37	(0.12)	13,768	0.86	0.86	0.85	0.85	1.85	449
10.74	4.35	17,232	0.85	0.85	0.85	0.85	0.86	245
10.52	(1.83)	22,889	0.85	0.85	0.85	0.85	1.07	422

10.26	0.56	1,773	1.63	1.63	1.60	1.60	0.83	489
10.28	0.99	2,391	1.66	1.66	1.60	1.60	1.15	478
10.37	(0.87)	2,508	1.61	1.61	1.60	1.60	1.10	449
10.74	3.73	2,949	1.49	1.60	1.49	1.60	0.24	245
10.52	(2.54)	5,520	1.60	1.60	1.60	1.60	0.33	422

$8.95	1.46%	$899,667	0.67%	0.67%	0.50%	0.50%	2.15%	506%
9.00	2.49	982,948	0.59	0.59	0.50	0.50	3.09	557
9.04	(0.04)	950,316	0.55	0.55	0.50	0.50	3.22	454
9.48	5.68	1,142,618	0.51	0.51	0.50	0.50	2.00	291
9.46	(1.29)	2,989,171	0.50	0.50	0.50	0.50	1.73	316

8.95	1.36	90,213	0.77	0.77	0.60	0.60	2.06	506
9.00	2.39	44,690	0.69	0.69	0.60	0.60	3.00	557
9.04	(0.14)	50,953	0.65	0.65	0.60	0.60	3.10	454
9.48	5.56	51,653	0.61	0.61	0.60	0.60	1.92	291
9.46	(1.39)	113,883	0.60	0.60	0.60	0.60	1.61	316

8.95	1.20	43,916	0.92	0.92	0.75	0.75	1.91	506
9.00	2.23	25,964	0.84	0.84	0.75	0.75	2.90	557
9.04	(0.29)	57,746	0.80	0.80	0.75	0.75	3.00	454
9.48	5.40	90,842	0.76	0.76	0.75	0.75	1.76	291
9.46	(1.54)	113,748	0.75	0.75	0.75	0.75	1.47	316

ANNUAL REPORT	MARCH 31, 2018	27

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO Extended Duration Fund	PIMCO GNMA Fund	PIMCO Long Duration Total Return Fund	PIMCO Long-Term U.S. Government Fund

Assets:
Investments, at value
Investments in securities*	$1,947,740	$1,195,007	$4,417,156	$1,842,477
Investments in Affiliates	22,063	3,340	160,965	46,309
Financial Derivative Instruments
Exchange-traded or centrally cleared	842	0	3,164	1,393
Over the counter	5,794	715	23,069	7,893
Cash	5	1	555	0
Deposits with counterparty	5,749	2,181	5,286	749
Foreign currency, at value	686	0	2,514	0
Receivable for investments sold	28,828	12,516	23,747	448
Receivable for investments sold on a delayed-delivery basis	55,191	0	4,655	4,948
Receivable for TBA investments sold	200,571	397,941	475,185	313,564
Receivable for Fund shares sold	546	211	9,239	151
Interest and/or dividends receivable	3,498	2,350	31,482	12,455
Dividends receivable from Affiliates	43	2	236	87
Other assets	3	0	1	1
Total Assets	2,271,559	1,614,264	5,157,254	2,230,475

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$502,237	$12,211	$1,261,598	$334,991
Payable for sale-buyback transactions	147,790	1,098	85,219	16,770
Payable for short sales	34,271	98,606	42,838	80,372
Financial Derivative Instruments
Exchange-traded or centrally cleared	1,547	224	5,249	1,203
Over the counter	9,510	371	36,246	12,778
Payable for investments purchased	5,036	4,491	29,295	0
Payable for investments in Affiliates purchased	43	2	236	87
Payable for TBA investments purchased	266,440	840,251	686,784	357,256
Deposits from counterparty	2,549	3,214	13,123	3,658
Payable for Fund shares redeemed	11,479	709	1,561	946
Distributions payable	38	160	30	51
Overdraft due to custodian	0	0	0	0
Accrued investment advisory fees	276	142	642	277
Accrued supervisory and administrative fees	279	186	647	322
Accrued distribution fees	0	46	3	15
Accrued servicing fees	0	48	1	24
Other liabilities	0	0	1	0
Total Liabilities	981,495	961,759	2,163,473	808,750

Net Assets	$1,290,064	$652,505	$2,993,781	$1,421,725

Net Assets Consist of:
Paid in capital	$1,285,950	$724,355	$2,888,065	$1,537,664
Undistributed (overdistributed) net investment income	(27)	119	(2,204)	15,125
Accumulated undistributed net realized gain (loss)	12,647	(57,321)	26,123	(108,030)
Net unrealized appreciation (depreciation)	(8,506)	(14,648)	81,797	(23,034)

Net Assets	$1,290,064	$652,505	$2,993,781	$1,421,725

Cost of investments in securities	$1,952,370	$1,211,082	$4,333,039	$1,866,668
Cost of investments in Affiliates	$22,099	$3,340	$161,145	$46,389
Cost of foreign currency held	$679	$0	$2,495	$0
Proceeds received on short sales	$34,155	$98,280	$42,782	$80,263
Cost or premiums of financial derivative instruments, net	$2,324	$1,989	$1,345	$6,459

* Includes repurchase agreements of:	$498	$1,553	$964	$1,252

†	A zero balance may reflect actual amounts rounding to less than one thousand.

28	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2018

PIMCO Moderate Duration Fund	PIMCO Mortgage- Backed Securities Fund	PIMCO Mortgage Opportunities Fund	PIMCO Total Return Fund II	PIMCO Total Return Fund IV	PIMCO Total Return ESG Fund

$1,519,489	$291,631	$7,132,496	$852,891	$1,978,233	$1,643,255
140,519	3,838	342,528	108,717	170,638	0

1,701	9	243	322	960	445
5,411	160	17,309	400	5,463	4,511
5,108	0	0	5,152	6,261	3,947
3,986	478	3,930	1,188	2,197	4,469
7,821	0	1,503	0	9,538	8,044
841	3,702	82,121	7	71	667
0	0	0	0	0	824
182,030	184,430	3,432,278	252,525	413,735	394,961
235	40	6,036	164	1,422	1,010
7,382	656	20,740	3,093	8,589	7,391
216	7	310	192	254	0
0	0	0	0	0	0
1,874,739	484,951	11,039,494	1,224,651	2,597,361	2,069,524

$66,586	$0	$739,501	$81,663	$0	$183,716
12,536	0	759,689	5,541	72,245	4,161
0	39,830	1,513,664	4,452	0	0

1,854	57	2,188	222	829	1,454
20,386	68	6,417	545	7,199	13,491
26,888	999	145,500	1,493	21,762	6,557
216	7	310	192	254	0
374,759	270,978	3,697,474	514,728	977,607	823,479
1,672	29	21,582	230	5,242	1,750
211	138	11,879	218	6,489	559
214	9	798	174	0	92
0	0	360	0	0	0
297	38	1,198	134	329	226
250	46	937	135	330	233
0	9	36	2	1	9
0	8	30	0	3	0
3	0	0	0	8	1
505,872	312,216	6,901,563	609,729	1,092,298	1,035,728

$1,368,867	$172,735	$4,137,931	$614,922	$1,505,063	$1,033,796

$1,412,651	$184,442	$4,146,328	$618,082	$1,542,216	$1,054,051
(7,438)	156	(3,915)	(188)	(5,307)	(7,620)
(46,444)	(13,070)	(88,626)	(8,130)	(24,477)	(9,871)
10,098	1,207	84,144	5,158	(7,369)	(2,764)

$1,368,867	$172,735	$4,137,931	$614,922	$1,505,063	$1,033,796

$1,495,658	$291,005	$7,077,462	$848,397	$1,984,878	$1,634,071
$140,590	$3,838	$342,506	$108,721	$170,706	$0
$7,816	$0	$1,511	$0	$9,528	$8,127
$0	$39,717	$1,506,881	$4,445	$0	$0
$290	$749	$4,299	$1,813	$6,359	$(579)

$3,610	$448	$63,707	$0	$2,914	$979

ANNUAL REPORT	MARCH 31, 2018	29

Statements of Assets and Liabilities (Cont.)

	PIMCO Extended Duration Fund	PIMCO GNMA Fund	PIMCO Long Duration Total Return Fund	PIMCO Long-Term U.S. Government Fund

Net Assets:
Institutional Class	$1,246,628	$296,502	$2,945,114	$1,240,260
Class P	43,436	86,645	29,416	48,727
Administrative Class	N/A	N/A	N/A	17,398
Class A	N/A	218,142	19,215	100,379
Class C	N/A	51,216	36	14,961

Shares Issued and Outstanding:
Institutional Class	164,404	27,461	278,876	206,488
Class P	5,728	8,025	2,785	8,112
Administrative Class	N/A	N/A	N/A	2,897
Class A	N/A	20,203	1,820	16,711
Class C	N/A	4,743	3	2,491

Net Asset Value Per Share Outstanding:
Institutional Class	$7.58	$10.80	$10.56	$6.01
Class P	7.58	10.80	10.56	6.01
Administrative Class	N/A	N/A	N/A	6.01
Class A	N/A	10.80	10.56	6.01
Class C	N/A	10.80	10.56	6.01

30	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2018

PIMCO Moderate Duration Fund	PIMCO Mortgage- Backed Securities Fund	PIMCO Mortgage Opportunities Fund	PIMCO Total Return Fund II	PIMCO Total Return Fund IV	PIMCO Total Return ESG Fund

$1,363,477	$105,852	$3,298,892	$590,406	$1,491,956	$899,667
5,390	6,430	616,556	13,119	N/A	90,213
N/A	2,527	N/A	11,397	N/A	43,916
N/A	52,447	193,516	N/A	11,334	N/A
N/A	5,479	28,967	N/A	1,773	N/A

135,152	10,224	299,278	62,263	145,385	100,523
534	621	55,933	1,384	N/A	10,080
N/A	244	N/A	1,202	N/A	4,907
N/A	5,066	17,559	N/A	1,104	N/A
N/A	529	2,628	N/A	173	N/A

$10.09	$10.35	$11.02	$9.48	$10.26	$8.95
10.09	10.35	11.02	9.48	N/A	8.95
N/A	10.35	N/A	9.48	N/A	8.95
N/A	10.35	11.02	N/A	10.26	N/A
N/A	10.35	11.02	N/A	10.26	N/A

ANNUAL REPORT	MARCH 31, 2018	31

Statements of Operations

Year Ended March 31, 2018
(Amounts in thousands†)	PIMCO Extended Duration Fund	PIMCO GNMA Fund	PIMCO Long Duration Total Return Fund	PIMCO Long-Term U.S. Government Fund

Investment Income:
Interest, net of foreign taxes*	$47,996	$18,018	$147,462	$52,825
Dividends	0	0	1,457	0
Dividends from Investments in Affiliates	224	207	1,148	546
Total Income	48,220	18,225	150,067	53,371

Expenses:
Investment advisory fees	3,180	1,706	7,369	3,538
Supervisory and administrative fees	3,224	2,243	7,410	4,109
Distribution and/or servicing fees - Administrative Class	0	0	0	46
Distribution and/or servicing fees - Class D	0	183 (b)	37 (b)	17 (b)
Distribution fees - Class C	0	454	0	135
Servicing fees - Class A	0	414	1	251
Servicing fees - Class C	0	151	0	45
Trustee fees	8	5	20	11
Interest expense	5,646	236	14,643	4,652
Miscellaneous expense	0	0	22	1
Total Expenses	12,058	5,392	29,502	12,805

Net Investment Income (Loss)	36,162	12,833	120,565	40,566

Net Realized Gain (Loss):
Investments in securities	9,021	(9,419)	24,084	(2,791)
Investments in Affiliates	1	(7)	5	3
Net capital gain distributions received from Affiliate investments	6	0	28	11
Exchange-traded or centrally cleared financial derivative instruments	12,166	(228)	66,521	8,797
Over the counter financial derivative instruments	1,481	(477)	2,220	597
Short sales	4	(61)	(112)	(1)
Foreign currency	297	0	412	0

Net Realized Gain (Loss)	22,976	(10,192)	93,158	6,616

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	20,094	(5,904)	(5,434)	12,787
Investments in Affiliates	(36)	0	(180)	(80)
Exchange-traded or centrally cleared financial derivative instruments	1,078	1,493	(30,350)	327
Over the counter financial derivative instruments	(2,370)	933	(7,869)	(2,006)
Short sales	0	(277)	0	0
Foreign currency assets and liabilities	48	0	198	(30)

Net Change in Unrealized Appreciation (Depreciation)	18,814	(3,755)	(43,635)	10,998

Net Increase (Decrease) in Net Assets Resulting from Operations	$77,952	$(1,114)	$170,088	$58,180

* Foreign tax withholdings	$0	$0	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Administrative Class Shares liquidated at the close of business on January 31, 2018.
(b)	Class D shares converted into Class A shares on March 23, 2018, and are no longer available for purchase or as an exchange.

32	PIMCO BOND FUNDS	See Accompanying Notes

PIMCO Moderate Duration Fund	PIMCO Mortgage- Backed Securities Fund	PIMCO Mortgage Opportunities Fund	PIMCO Total Return Fund II	PIMCO Total Return Fund IV	PIMCO Total Return ESG Fund

$34,752	$5,755	$153,999	$16,473	$35,220	$27,691
400	0	0	400	0	931
1,179	60	3,771	1,553	1,041	64
36,331	5,815	157,770	18,426	36,261	28,686

3,403	452	11,641	1,520	3,680	2,537
2,864	552	9,142	1,533	3,694	2,594
0 (a)	8	0	31	0	68
0	75 (b)	272 (b)	0	0	0
0	46	196	0	15	0
0	65	218	0	31	0
0	15	65	0	5	0
9	1	20	4	10	7
666	31	13,854	399	502	1,726
10	0	0	1	0	4
6,952	1,245	35,408	3,488	7,937	6,936

29,379	4,570	122,362	14,938	28,324	21,750

3,760	(516)	(8,903)	1,265	8,696	10,296
(18)	(1)	(109)	(44)	(29)	(3)
15	0	0	11	2	0
(9,858)	522	(677)	(436)	(2,585)	(4,980)
(12,537)	34	(24,299)	265	(15,098)	(16,051)
(99)	(18)	(447)	(28)	(273)	(46)
2,247	0	1,132	0	1,650	1,685

(16,490)	21	(33,303)	1,033	(7,637)	(9,099)

18,596	(951)	6,638	(6,529)	2,941	1,065
(70)	0	9	(5)	(68)	3
(2,793)	28	15,270	718	(822)	1,749
(12,459)	162	13,166	(284)	672	1,454
0	2	1,380	0	0	0
(27)	0	(24)	0	161	22

3,247	(759)	36,439	(6,100)	2,884	4,293

$16,136	$3,832	$125,498	$9,871	$23,571	$16,944

$3	$0	$0	$0	$5	$0

ANNUAL REPORT	MARCH 31, 2018	33

Statements of Changes in Net Assets

	PIMCO Extended Duration Fund		PIMCO GNMA Fund			PIMCO Long Duration Total Return Fund

(Amounts in thousands†)	Year Ended March 31, 2018	Year Ended March 31, 2017	Year Ended March 31, 2018		Year Ended March 31, 2017	Year Ended March 31, 2018		Year Ended March 31, 2017

Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$36,162	$18,861	$12,833		$12,305	$120,565		$125,868
Net realized gain (loss)	22,976	32,517	(10,192)		(1,653)	93,158		93,381
Net change in unrealized appreciation (depreciation)	18,814	(73,188)	(3,755)		(7,392)	(43,635)		(92,526)

Net Increase (Decrease) in Net Assets Resulting from Operations	77,952	(21,810)	(1,114)		3,260	170,088		126,723

Distributions to Shareholders:
From net investment income
Institutional Class	(33,753)	(17,487)	(8,633)		(9,907)	(117,555)		(121,627)
Class P	(1,173)	(917)	(2,466)		(2,143)	(703)		(468)
Administrative Class	0	0	0		0	0		0
Class D	0	0	(1,840	)(b)	(2,336)	(538	)(b)	(235)
Class A	0	0	(4,179)		(5,260)	(16)		0
Class C	0	0	(1,068)		(1,553)	0		0
From net realized capital gains
Institutional Class	(17,189)	(26,735)	0		0	(71,328)		(131,737)
Class P	(609)	(1,307)	0		0	(538)		(527)
Administrative Class	0	0	0		0	0		0
Class D	0	0	0	(b)	0	(404	)(b)	(408)
Class A	0	0	0		0	(1)		0
Class C	0	0	0		0	0		0
Tax basis return of capital
Institutional Class	0	0	0		0	0		0
Class P	0	0	0		0	0		0
Administrative Class	0	0	0		0	0		0
Class D	0	0	0	(b)	0	0	(b)	0
Class A	0	0	0		0	0		0
Class C	0	0	0		0	0		0

Total Distributions(c)	(52,724)	(46,446)	(18,186)		(21,199)	(191,083)		(255,002)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	98,422	773,777	(16,062)		(157,964)	204,630		(22,955)

Total Increase (Decrease) in Net Assets	123,650	705,521	(35,362)		(175,903)	183,635		(151,234)

Net Assets:
Beginning of year	1,166,414	460,893	687,867		863,770	2,810,146		2,961,380
End of year*	$1,290,064	$1,166,414	$652,505		$687,867	$2,993,781		$2,810,146

* Including undistributed (overdistributed) net investment income of:	$(27)	$(37)	$119		$208	$(2,204)		$2,213

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)	Administrative Class Shares liquidated at the close of business on January 31, 2018.
(b)	Class D shares converted into Class A shares on March 23, 2018, and are no longer available for purchase or as an exchange.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

34	PIMCO BOND FUNDS	See Accompanying Notes

PIMCO Long-Term U.S. Government Fund			PIMCO Moderate Duration Fund		PIMCO Mortgage-Backed Securities Fund			PIMCO Mortgage Opportunities Fund

Year Ended March 31, 2018		Year Ended March 31, 2017	Year Ended March 31, 2018	Year Ended March 31, 2017	Year Ended March 31, 2018		Year Ended March 31, 2017	Year Ended March 31, 2018		Year Ended March 31, 2017

$40,566		$28,034	$29,379	$37,490	$4,570		$4,479	$122,362		$91,817
6,616		19,900	(16,490)	(15,485)	21		775	(33,303)		(22,994)
10,998		(71,442)	3,247	9,458	(759)		(1,589)	36,439		51,271

58,180		(23,508)	16,136	31,463	3,832		3,665	125,498		120,094

(35,197)		(20,842)	(24,001)	(29,410)	(3,315)		(3,695)	(96,507)		(95,106)
(1,311)		(1,864)	(93)	(129)	(237)		(246)	(17,796)		(16,797)
(428)		(640)	0 (a)	(100)	(94)		(113)	0		0
(150	)(b)	(267)	0	0	(806	)(b)	(995)	(3,569	)(b)	(3,620)
(2,215)		(3,020)	0	0	(700)		(747)	(2,902)		(2,565)
(263)		(497)	0	0	(118)		(207)	(662)		(985)

(5,074)		(2,789)	0	0	0		0	0		0
(178)		(151)	0	0	0		0	0		0
(65)		(90)	0 (a)	0	0		0	0		0
(27	)(b)	(22)	0	0	0	(b)	0	0	(b)	0
(366)		(430)	0	0	0		0	0		0
(61)		(114)	0	0	0		0	0		0

0		0	0	0	0		0	0		0
0		0	0	0	0		0	0		0
0		0	0 (a)	0	0		0	0		0
0	(b)	0	0	0	0	(b)	0	0	(b)	0
0		0	0	0	0		0	0		0
0		0	0	0	0		0	0		0

(45,335)		(30,726)	(24,094)	(29,639)	(5,270)		(6,003)	(121,436)		(119,073)

(232,008)		1,078,065	11,999	(116,832)	(22,671)		(17,068)	1,557,510		487,494

(219,163)		1,023,831	4,041	(115,008)	(24,109)		(19,406)	1,561,572		488,515

1,640,888		617,057	1,364,826	1,479,834	196,844		216,250	2,576,359		2,087,844
$1,421,725		$1,640,888	$1,368,867	$1,364,826	$172,735		$196,844	$4,137,931		$2,576,359

$15,125		$15,387	$(7,438)	$(8,054)	$156		$98	$(3,915)		$3,212

ANNUAL REPORT	MARCH 31, 2018	35

Statements of Changes in Net Assets (Cont.)

	PIMCO Total Return Fund II		PIMCO Total Return Fund IV			PIMCO Total Return ESG Fund

(Amounts in thousands†)	Year Ended March 31, 2018	Year Ended March 31, 2017	Year Ended March 31, 2018		Year Ended March 31, 2017	Year Ended March 31, 2018	Year Ended March 31, 2017

Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$14,938	$19,055	$28,324		$31,792	$21,750	$33,271
Net realized gain (loss)	1,033	265	(7,637)		(1,439)	(9,099)	13,179
Net change in unrealized appreciation (depreciation)	(6,100)	389	2,884		(1,886)	4,293	(20,412)

Net Increase (Decrease) in Net Assets Resulting from Operations	9,871	19,709	23,571		28,467	16,944	26,038

Distributions to Shareholders:
From net investment income
Institutional Class	(14,682)	(23,961)	(20,494)		(35,412)	(17,699)	(27,801)
Class P	(310)	(341)	(5	)(d)	(38)	(1,022)	(1,309)
Administrative Class	(275)	(389)	0		0	(452)	(1,241)
Class D	0	0	0		0	0	0
Class A	0	0	(130)		(312)	0	0
Class C	0	0	(6)		(36)	0	0
From net realized capital gains
Institutional Class	(468)	(1,754)	0		(5,920)	0	(608)
Class P	(11)	(26)	0	(d)	(2)	0	(30)
Administrative Class	(9)	(30)	0		0	0	(31)
Class D	0	0	0		0	0	0
Class A	0	0	0		(60)	0	0
Class C	0	0	0		(11)	0	0
Tax basis return of capital
Institutional Class	(689)	(460)	(6,498)		0	(956)	0
Class P	(15)	(7)	(2	)(d)	0	(58)	0
Administrative Class	(15)	(8)	0		0	(28)	0
Class D	0	0	0		0	0	0
Class A	0	0	(55)		0	0	0
Class C	0	0	(9)		0	0	0

Total Distributions(c)	(16,474)	(26,976)	(27,199)		(41,791)	(20,215)	(31,020)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	30,277	(200,457)	94,020		73,609	(16,535)	(431)

Total Increase (Decrease) in Net Assets	23,674	(207,724)	90,392		60,285	(19,806)	(5,413)

Net Assets:
Beginning of year	591,248	798,972	1,414,671		1,354,386	1,053,602	1,059,015
End of year*	$614,922	$591,248	$1,505,063		$1,414,671	$1,033,796	$1,053,602

* Including undistributed (overdistributed) net investment income of:	$(188)	$692	$(5,307)		$(3,734)	$(7,620)	$(3,384)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)	Administrative Class Shares liquidated at the close of business on January 31, 2018.
(b)	Class D shares converted into Class A shares on March 23, 2018, and are no longer available for purchase or as an exchange.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)	Class P Shares liquidated at the close of business on January 31, 2018.

36	PIMCO BOND FUNDS	See Accompanying Notes

Statements of Cash Flows

Year Ended March 31, 2018
(Amounts in thousands†)	PIMCO Extended Duration Fund	PIMCO Long Duration Total Return Fund	PIMCO Long-Term U.S. Government Fund	PIMCO Mortgage Opportunities Fund

Cash Flows Provided by (Used for) Operating Activities:

Net increase (decrease) in net assets resulting from operations	$77,952	$170,088	$58,180	$125,498

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:
Purchases of long-term securities	(2,694,336)	(7,040,295)	(2,862,724)	(39,711,958)
Proceeds from sales of long-term securities	2,355,095	6,384,417	3,081,798	36,737,691
(Purchases) Proceeds from sales of short-term portfolio investments, net	(78,025)	(243,074)	(21,438)	(48,067)
(Increase) decrease in deposits with counterparty	(1,826)	(2,134)	649	7,151
(Increase) decrease in receivable for investments sold	(209,132)	(374,053)	(318,292)	(1,640,290)
(Increase) decrease in interest and/or dividends receivable	(2,393)	(2,682)	199	(8,636)
(Increase) decrease in dividends receivable from Affiliates	(42)	(223)	(75)	17
Proceeds from (Payments on) exchange-traded or centrally cleared financial derivative instruments	13,568	37,699	8,740	16,145
Proceeds from (Payments on) over the counter financial derivative instruments	2,104	4,092	1,039	(26,767)
Increase (decrease) in payable for investments purchased	231,925	549,070	352,702	1,679,719
Increase (decrease) in deposits from counterparty	705	6,299	2,968	(4,333)
Increase (decrease) in accrued investment advisory fees	22	22	(55)	403
Increase (decrease) in accrued supervisory and administrative fees	24	25	(62)	317
Increase (decrease) in accrued distribution fees	0	1	(8)	(2)
Increase (decrease) in accrued servicing fees	0	1	(4)	11
Proceeds from (Payments on) short sales transactions, net	34,159	37,016	80,262	906,711
Proceeds from (Payments on) foreign currency transactions	345	610	(30)	1,108
Increase (decrease) in other liabilities	0	(5)	0	(3)
Net Realized (Gain) Loss
Investments in securities	(9,021)	(24,084)	2,791	8,903
Investments in Affiliates	(1)	(5)	(3)	109
Net capital gain distributions received from Affiliate investments	(6)	(28)	(11)	0
Exchange-traded or centrally cleared financial derivative instruments	(12,166)	(66,521)	(8,797)	677
Over the counter financial derivative instruments	(1,481)	(2,220)	(597)	24,299
Short sales	(4)	112	1	447
Foreign currency	(297)	(412)	0	(1,132)
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	(20,094)	5,434	(12,787)	(6,638)
Investments in Affiliates	36	180	80	(9)
Exchange-traded or centrally cleared financial derivative instruments	(1,078)	30,350	(327)	(15,270)
Over the counter financial derivative instruments	2,370	7,869	2,006	(13,166)
Short sales	0	0	0	(1,380)
Foreign currency assets and liabilities	(48)	(198)	30	24
Net amortization (accretion) on investments	(36,080)	(8,047)	(179)	56,267

Net Cash Provided by (Used for) Operating Activities	(347,725)	(530,696)	366,056	(1,912,154)

Cash Flows Received from (Used for) Financing Activities:
Proceeds from shares sold	335,570	609,730	270,943	2,400,622
Payments on shares redeemed	(276,487)	(606,643)	(547,151)	(935,286)
Increase (decrease) in overdraft due to custodian	0	0	0	360
Cash distributions paid*	(586)	(1,430)	(670)	(17,782)
Proceeds from reverse repurchase agreements	5,061,917	15,928,857	5,464,584	4,274,764
Payments on reverse repurchase agreements	(4,827,740)	(15,451,619)	(5,570,533)	(3,846,083)
Proceeds from sale-buyback transactions	4,751,186	6,397,418	4,852,009	36,232,012
Payments on sale-buyback transactions	(4,695,751)	(6,343,739)	(4,835,239)	(36,195,233)

Net Cash Received from (Used for) Financing Activities	348,109	532,574	(366,057)	1,913,374

Net Increase (Decrease) in Cash and Foreign Currency	384	1,878	(1)	1,220

Cash and Foreign Currency:
Beginning of year	307	1,191	1	283
End of year	$691	$3,069	$0	$1,503

* Reinvestment of distributions	$52,137	$189,766	$44,668	$104,149

Supplemental Disclosure of Cash Flow Information:
Interest expense paid during the year	$4,856	$13,285	$4,476	$13,107

†	A zero balance may reflect actual amounts rounding to less than one thousand.

A Statement of Cash Flows is presented when a Fund has a significant amount of borrowing during the year, based on the average total borrowing outstanding in relation to total assets or when substantially all of a Fund’s investments are not classified as Level 1 or 2 in the fair value hierarchy.

ANNUAL REPORT	MARCH 31, 2018	37

Schedule of Investments PIMCO Extended Duration Fund

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 151.0%

CORPORATE BONDS & NOTES 2.1%

BANKING & FINANCE 1.6%
Deutsche Bank AG
2.560% due 01/22/2021 ~	$5,600	$5,571
Dexia Credit Local S.A.
1.875% due 09/15/2021	1,600	1,549
2.375% due 09/20/2022	5,200	5,072
UBS AG
2.200% due 06/08/2020	6,200	6,083
UBS Group Funding Switzerland AG
2.859% due 08/15/2023 •	2,500	2,418

		20,693

INDUSTRIALS 0.4%
Georgia-Pacific LLC
7.750% due 11/15/2029	30	41
Kinder Morgan, Inc.
3.000% (US0003M + 1.280%) due 01/15/2023 ~	3,300	3,365
United Airlines Pass-Through Trust
2.875% due 04/07/2030	1,100	1,039
3.100% due 04/07/2030	1,100	1,037

		5,482

UTILITIES 0.1%
Petrobras Global Finance BV
7.375% due 01/17/2027	1,050	1,139

Total Corporate Bonds & Notes (Cost $27,661)		27,314

MUNICIPAL BONDS & NOTES 0.0%

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	95	94

Total Municipal Bonds & Notes (Cost $91)		94

U.S. GOVERNMENT AGENCIES 9.9%
Fannie Mae
0.000% due 11/15/2030 (b)	400	264
3.000% due 07/25/2043	1,678	1,544
3.610% due 07/01/2029	1,600	1,627
4.000% due 02/25/2019	2	2
5.000% due 08/25/2033	62	67
5.500% due 04/25/2033 - 08/25/2035	86	95
6.000% due 12/25/2034	222	276
Fannie Mae, TBA
2.500% due 04/01/2048	17,600	16,572
3.500% due 05/01/2033	19,000	19,334
4.000% due 04/01/2048 - 06/01/2048	62,000	63,478
5.000% due 06/01/2048	800	851
Freddie Mac
0.000% due 03/15/2028 - 07/15/2032 (b)	21,309	14,523
3.000% due 04/15/2053	1,781	1,571
5.500% due 02/15/2024	65	68
6.000% due 06/15/2035	358	440
Ginnie Mae
5.500% due 10/20/2037	177	204
Residual Funding Corp. STRIPS (b)
0.000% due 04/15/2030	4,100	2,797
Resolution Funding Corp. STRIPS (b)
0.000% due 04/15/2028 - 04/15/2029	3,191	2,284
Small Business Administration
5.290% due 12/01/2027	104	109

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Tennessee Valley Authority
4.625% due 09/15/2060	$1,000	$1,236

Total U.S. Government Agencies (Cost $125,659)		127,342

U.S. TREASURY OBLIGATIONS 129.1%
U.S. Treasury Bonds
2.500% due 02/15/2045 (f)	16,170	14,736
2.500% due 02/15/2046 (f)	10,000	9,083
2.500% due 05/15/2046 (f)	59,324	53,831
2.750% due 08/15/2047 (f)	120	114
2.750% due 11/15/2047 (f)	41,100	39,212
2.875% due 08/15/2045 (f)(j)	3,340	3,274
3.000% due 11/15/2044 (f)	4,160	4,180
3.000% due 02/15/2048 (f)	1,700	1,706
3.125% due 02/15/2043 (f)	45,930	47,263
3.375% due 05/15/2044 (f)(j)	2,300	2,469
3.625% due 08/15/2043 (f)	38,600	43,137
3.625% due 02/15/2044 (f)	50,350	56,318
3.750% due 11/15/2043 (f)	2,500	2,851
3.875% due 08/15/2040 (f)	20,510	23,722
4.250% due 11/15/2040 (f)	15,400	18,773
4.750% due 02/15/2041 (f)	17,000	22,165
U.S. Treasury Inflation Protected Securities (d)
0.375% due 01/15/2027 (f)(j)	3,386	3,298
0.375% due 07/15/2027 (f)(j)	2,523	2,460
0.500% due 01/15/2028 (f)(j)	8,511	8,353
0.750% due 02/15/2045 (f)(j)	803	773
0.875% due 02/15/2047 (f)	1,027	1,018
1.375% due 02/15/2044 (f)	808	898
1.750% due 01/15/2028 (f)	18,587	20,425
2.500% due 01/15/2029 (f)	8,151	9,649
U.S. Treasury Notes
2.000% due 11/30/2022 (f)	86,600	84,514
2.750% due 02/15/2024 (f)	6,200	6,238
U.S. Treasury STRIPS (b)
0.000% due 11/15/2028	17,500	13,062
0.000% due 02/15/2030 (j)	400	285
0.000% due 05/15/2031 (h)(j)	7,750	5,313
0.000% due 02/15/2032 (j)	300	201
0.000% due 05/15/2033	14,200	9,135
0.000% due 08/15/2033	54,800	34,985
0.000% due 05/15/2034	109,600	68,339
0.000% due 08/15/2034	84,110	52,036
0.000% due 11/15/2034	77,300	47,466
0.000% due 08/15/2035	22,500	13,514
0.000% due 05/15/2036	52,000	30,474
0.000% due 11/15/2036	76,900	44,447
0.000% due 05/15/2037	54,350	31,023
0.000% due 08/15/2037	9,100	5,149
0.000% due 02/15/2042 (h)(j)	9,500	4,711
0.000% due 05/15/2042 (h)(j)	9,700	4,765
0.000% due 08/15/2042 (f)	207,500	100,936
0.000% due 11/15/2042	139,200	67,115
0.000% due 02/15/2043	166,700	79,677
0.000% due 05/15/2043	163,010	77,264
0.000% due 08/15/2043 (f)	220,500	103,673
0.000% due 11/15/2043 (f)	209,200	97,494
0.000% due 02/15/2044	165,900	76,794
0.000% due 05/15/2044	88,500	40,643
0.000% due 11/15/2044	118,300	53,436
0.000% due 02/15/2045	184,900	82,814
0.000% due 05/15/2045	89,950	39,995

Total U.S. Treasury Obligations (Cost $1,670,267)		1,665,206

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.4%
1166 Avenue of the Americas Commercial Mortgage Trust
5.690% due 10/13/2037	3,000	3,223
Barclays Commercial Mortgage Securities Trust
4.197% due 08/10/2035	800	845
4.957% due 08/10/2035 ~	600	623
BWAY Mortgage Trust
3.454% due 03/10/2033	3,000	2,996

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CityLine Commercial Mortgage Trust
2.778% due 11/10/2031 ~	$2,800	$2,727
Core Industrial Trust
3.494% due 02/10/2037	1,100	1,086
Countrywide Home Loan Mortgage Pass-Through Trust
3.473% due 09/25/2047 ^~	280	264
Credit Suisse First Boston Mortgage-Backed Pass-through Trust
3.093% due 07/25/2033 ~	0	1
Credit Suisse Mortgage Capital Certificates
1.791% (US0001M + 0.170%) due 11/27/2036 ~	2,991	2,981
DBWF Mortgage Trust
3.791% due 12/10/2036	4,400	4,491
GS Mortgage Securities Trust
3.602% due 10/10/2049 ~	1,800	1,788
3.805% due 10/10/2035 ~	800	810
Hilton USA Trust
4.194% due 11/05/2038 ~	1,000	1,000
Hudson’s Bay Simon JV Trust
5.447% due 08/05/2034 ~	1,000	950
JPMorgan Chase Commercial Mortgage Securities Trust
2.548% (LIBOR01M + 0.830%) due 07/15/2034 ~	2,700	2,710
2.798% due 10/05/2031	2,800	2,763
JPMorgan Mortgage Trust
3.688% due 07/25/2035 ~	106	109
Morgan Stanley Bank of America Merrill Lynch Trust
2.729% due 09/15/2049	600	584
Motel 6 Trust
2.697% due 08/15/2034 ~	4,741	4,763
VNDO Trust
3.805% due 01/10/2035	3,600	3,667
WaMu Mortgage Pass-Through Certificates Trust
2.013% (12MTA + 0.730%) due 01/25/2047 ~	3	3
2.277% (COF 11 + 1.500%) due 10/25/2046 ~	7	7
Wells Fargo Commercial Mortgage Trust
3.486% due 12/15/2059	3,800	3,815
4.393% due 11/15/2043	1,100	1,136

Total Non-Agency Mortgage-Backed Securities (Cost $43,935)		43,342

ASSET-BACKED SECURITIES 0.5%
Bear Stearns Asset-Backed Securities Trust
3.558% due 07/25/2036 ~	4	4
Dryden Senior Loan Fund
2.620% due 10/15/2027 ~	700	701
ECMC Group Student Loan Trust
2.533% due 02/27/2068 ~	900	901
Galaxy CLO Ltd.
2.980% (US0003M + 1.130%) due 11/16/2025 ~	1,297	1,298
Navient Student Loan Trust
3.022% (US0001M + 1.150%) due 03/25/2066 ~	1,168	1,188
SLM Student Loan Trust
1.785% (US0003M + 0.040%) due 01/25/2019 ~	271	270
Sunset Mortgage Loan Co. LLC
4.459% due 09/18/2045	132	133
Wells Fargo Home Equity Asset-Backed Securities Trust
2.142% (US0001M + 0.270%) due 07/25/2036 ~	1,600	1,575
WhiteHorse Ltd.
2.978% (US0003M + 1.200%) due 02/03/2025 ~	395	395

Total Asset-Backed Securities (Cost $6,287)		6,465

38	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2018

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 2.4%
Development Bank of Japan, Inc.
1.625% due 09/01/2021		$1,500	$1,436
2.125% due 09/01/2022		6,500	6,288
Italy Buoni Poliennali Del Tesoro
0.250% due 05/15/2018	EUR	5,100	6,281
Kuwait International Government Bond
2.750% due 03/20/2022		$2,200	2,159
3.500% due 03/20/2027		3,300	3,242
Republic of Germany
0.250% due 04/13/2018	EUR	1,700	2,092
Saudi Government International Bond
4.625% due 10/04/2047		$7,200	6,882
South Africa Government International Bond
8.250% due 03/31/2032	ZAR	7,800	648
Spain Government International Bond
0.250% due 04/30/2018	EUR	1,700	2,093

Total Sovereign Issues (Cost $31,712)			31,121

SHORT-TERM INSTRUMENTS 3.6%

COMMERCIAL PAPER 1.1%
Bank of Montreal
1.475% due 04/09/2018	CAD	1,600	1,241
1.479% due 04/02/2018		1,700	1,319
1.492% due 04/05/2018		1,400	1,086
Bank of Nova Scotia
1.504% due 04/04/2018		3,900	3,026
1.516% due 04/09/2018		800	621
Canadian Imperial Bank of Commerce
1.487% due 04/12/2018		2,100	1,629
1.488% due 04/16/2018		3,900	3,025
HSBC Bank Canada
1.501% due 04/09/2018		600	466
1.505% due 04/06/2018		600	466
1.514% due 04/10/2018		300	233

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Royal Bank of Canada
1.486% due 04/12/2018	CAD	500	$388
1.488% due 04/09/2018		1,200	931

			14,431

REPURCHASE AGREEMENTS (e) 0.0%
			498

ESM TREASURY BILLS 0.1%
(0.659%) due 04/19/2018 (b)(c)	EUR	1,300	1,600

FRANCE TREASURY BILLS 0.2%
(0.791)% due 04/18/2018 (b)(c)		2,300	2,831

GERMANY TREASURY BILLS 0.2%
(0.963)% due 04/11/2018 (b)(c)		1,800	2,215

ITALY TREASURY BILLS 0.2%
(0.659)% due 04/13/2018 (b)(c)		1,400	1,723

JAPAN TREASURY BILLS 0.9%
(0.279)% due 04/23/2018 - 05/21/2018 (a)(b)	JPY	1,201,900	11,297

SPAIN TREASURY BILLS 0.1%
(1.080)% due 04/06/2018 (b)(c)	EUR	1,200	1,477

U.K. TREASURY BILLS 0.7%
0.190% due 04/03/2018 (b)(c)	GBP	6,500	9,119

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.1%
1.471% due 04/19/2018 - 04/26/2018 (a)(b)(f)(j)	$1,666	$1,665

Total Short-Term Instruments (Cost $46,758)		46,856

Total Investments in Securities (Cost $1,952,370)		1,947,740

	SHARES
INVESTMENTS IN AFFILIATES 1.7%

SHORT-TERM INSTRUMENTS 1.7%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.7%
PIMCO Short Asset Portfolio	2,107,553	21,080
PIMCO Short-Term Floating NAV Portfolio III	99,526	983

Total Short-Term Instruments (Cost $22,099)		22,063

Total Investments in Affiliates (Cost $22,099)		22,063

Total Investments 152.7% (Cost $1,974,469)		$1,969,803

Financial Derivative Instruments (g)(i) (0.3)% (Cost or Premiums, net $2,324)		(4,421)

Other Assets and Liabilities, net (52.4)%		(675,318)

Net Assets 100.0%		$1,290,064

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
(d)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	03/29/2018	04/02/2018	$498	U.S. Treasury Notes 1.125% due 09/30/2021	$(509)	$498	$498

Total Repurchase Agreements						$(509)	$498	$498

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	39

Schedule of Investments PIMCO Extended Duration Fund (Cont.)

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOM	1.710%	02/23/2018	04/23/2018	$(10,340)	$(10,358)
	1.810	03/08/2018	04/09/2018	(2,510)	(2,513)
	1.920	03/23/2018	04/23/2018	(17,054)	(17,064)
BOS	1.610	02/07/2018	04/09/2018	(11,770)	(11,799)
	1.650	01/23/2018	04/23/2018	(5,181)	(5,197)
	1.680	01/26/2018	04/26/2018	(71,060)	(71,279)
	1.880	03/14/2018	04/13/2018	(5,273)	(5,278)
	1.880	04/12/2018	04/13/2018	(4,379)	(4,379)
	2.040	03/21/2018	04/04/2018	(12,796)	(12,804)
	2.200	03/26/2018	04/02/2018	(22,305)	(22,314)
BPS	1.900	03/16/2018	04/06/2018	(6,670)	(6,676)
BSN	1.580	01/16/2018	04/13/2018	(47,172)	(47,329)
	1.580	03/15/2018	04/13/2018	(21,381)	(21,398)
	1.590	02/01/2018	04/02/2018	(36,583)	(36,680)
	1.610	01/24/2018	04/04/2018	(1,926)	(1,932)
	1.610	01/24/2018	04/24/2018	(32,801)	(32,901)
GRE	1.640	01/19/2018	04/19/2018	(78,615)	(78,876)
	1.690	02/26/2018	04/26/2018	(1,059)	(1,061)
	1.690	02/27/2018	04/10/2018	(17,523)	(17,551)
	1.740	03/01/2018	04/12/2018	(17,093)	(17,120)
	1.760	03/02/2018	04/13/2018	(2,073)	(2,077)
	1.800	03/07/2018	04/09/2018	(6,390)	(6,398)
	1.820	03/12/2018	04/12/2018	(3,697)	(3,702)
JPS	1.450	03/08/2018	04/04/2018	(36,587)	(36,623)
	1.450	04/04/2018	04/09/2018	(24,432)	(24,432)
	1.700	03/23/2018	04/06/2018	(2,404)	(2,405)
	1.900	03/27/2018	04/03/2018	(593)	(594)
	1.950	03/28/2018	04/04/2018	(1,103)	(1,103)
	2.050	03/28/2018	04/04/2018	(394)	(394)

Total Reverse Repurchase Agreements					$(502,237)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
UBS	1.560%	01/05/2018	04/05/2018	$(6,351)	$(6,350)
	1.560	01/09/2018	04/06/2018	(141,464)	(141,440)

Total Sale-Buyback Transactions					$(147,790)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (2.7)%
Fannie Mae, TBA	3.000%	05/01/2048	$10,400	$(10,129)	$(10,121)
Fannie Mae, TBA	3.500	04/01/2048	16,600	(16,515)	(16,625)
Fannie Mae, TBA	4.500	05/01/2048	7,200	(7,511)	(7,525)

Total Short Sales (2.7)%				$(34,155)	$(34,271)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(3)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BOM	$0	$(29,935)	$0	$(29,935)	$30,148	$213
BOS	0	(133,050)	0	(133,050)	129,447	(3,603)
BPS	0	(6,676)	0	(6,676)	6,851	175
BSN	0	(140,240)	0	(140,240)	140,245	5

40	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2018

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
FICC	$498	$0	$0	$498	$(509)	$(11)
GRE	0	(126,785)	0	(126,785)	126,740	(45)
JPS	0	(65,551)	0	(65,551)	41,099	(24,452)

Master Securities Forward Transaction Agreement
UBS	0	0	(147,790)	(147,790)	146,600	(1,190)

Total Borrowings and Other Financing Transactions	$498	$(502,237)	$(147,790)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(473,426)	$0	$0	$(473,426)

Total	$0	$(473,426)	$0	$0	$(473,426)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(147,790)	0	0	(147,790)

Total	$0	$(147,790)	$0	$0	$(147,790)

Total Borrowings	$0	$(621,216)	$0	$0	$(621,216)

Payable for reverse repurchase agreements and sale-buyback financing transactions (5)					$(621,216)

(f)	Securities with an aggregate market value of $620,752 and cash of $1,484 have been pledged as collateral under the terms of the above master agreements as of March 31, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended 03/31/2018 was $(416,358) at a weighted average interest rate of 1.314%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Payable for sale-buyback transactions includes $(25) of deferred price drop.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(5)	Unsettled reverse repurchase agreements liability of $(28,811) is outstanding at period end.

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 30-Year Bond June 2018 Futures	$110.000	05/25/2018	156	$156	$1	$0

Total Purchased Options					$1	$0

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CBOT U.S. Treasury 10-Year Note May 2018 Futures	$121.500	04/20/2018	96	$96	$(21)	$(30)

Total Written Options					$(21)	$(30)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	41

Schedule of Investments PIMCO Extended Duration Fund (Cont.)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar September Futures	09/2018	2,028	$	494,959	$(2,611)	$0	$(50)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2018	501		80,395	2,446	579	0

					$(165)	$579	$(50)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar September Futures	09/2019	2,028	$	(493,184)	$2,991	$25	$0
U.S. Treasury 2-Year Note June Futures	06/2018	708		(150,527)	(23)	0	(22)
U.S. Treasury 5-Year Note June Futures	06/2018	587		(67,189)	(250)	0	(64)
U.S. Treasury 10-Year Note June Futures	06/2018	1,177		(147,500)	(1,587)	0	(364)
U.S. Treasury 30-Year Bond June Futures	06/2018	334		(48,973)	(1,159)	0	(251)

					$(28)	$25	$(701)

Total Futures Contracts					$(193)	$604	$(751)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(2)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Variation Margin
									Asset	Liability
CDX.IG-27 5-Year Index	(1.000)%	Quarterly	12/20/2021	$	6,300	$(93)	$(31)	$(124)	$0	$(5)
CDX.IG-28 5-Year Index	(1.000)	Quarterly	06/20/2022		8,100	(128)	(24)	(152)	0	(7)
iTraxx Europe Main 28 5-Year Index	(1.000)	Quarterly	12/20/2022	EUR	25,600	(679)	(57)	(736)	0	(18)
iTraxx Europe Main 29 5-Year Index	(1.000)	Quarterly	06/20/2023		6,200	(162)	1	(161)	0	(4)

						$(1,062)	$(111)	$(1,173)	$0	$(34)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.428%	Annual	12/20/2047	$	1,100	$3	$(16)	$(13)	$0	$(2)
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.478	Annual	12/20/2047		900	1	(22)	(21)	0	(1)
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.545	Annual	12/20/2047		4,000	10	(158)	(148)	0	(7)
Pay(4)	3-Month USD-LIBOR	2.600	Semi-Annual	03/16/2021		708,100	(305)	(1,224)	(1,529)	140	0
Receive(4)	3-Month USD-LIBOR	2.643	Semi-Annual	03/16/2022		708,100	362	798	1,160	0	(114)
Pay(4)	3-Month USD-LIBOR	2.094	Semi-Annual	09/20/2023		20,900	0	(654)	(654)	18	0
Receive(4)	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		17,000	254	554	808	0	(37)
Receive(4)	3-Month USD-LIBOR	3.250	Semi-Annual	12/20/2037		26,000	(132)	(333)	(465)	0	(66)
Receive	3-Month USD-LIBOR	2.384	Semi-Annual	09/07/2047		11,900	487	713	1,200	0	(69)
Receive	3-Month USD-LIBOR	2.632	Semi-Annual	01/04/2048		6,200	0	295	295	0	(36)
Receive(4)	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		36,300	3,548	(699)	2,849	0	(213)
Receive(4)	3-Month USD-LIBOR	2.550	Semi-Annual	09/20/2048		6,600	0	453	453	0	(39)
Pay(4)	6-Month GBP-LIBOR	1.000	Annual	09/19/2019	GBP	97,200	153	(305)	(152)	30	0
Receive(4)	6-Month GBP-LIBOR	1.000	Annual	09/18/2020		97,200	79	380	459	0	(78)
Receive(4)	6-Month GBP-LIBOR	1.750	Semi-Annual	09/19/2048		7,800	(410)	(219)	(629)	0	(65)
Receive	28-Day MXN-TIIE	7.150	Lunar	12/21/2018	MXN	165,700	(2)	(51)	(53)	0	0
Pay	28-Day MXN-TIIE	7.160	Lunar	12/21/2018		148,800	0	(47)	(47)	0	0
Pay	28-Day MXN-TIIE	7.199	Lunar	12/03/2021		6,500	0	(3)	(3)	1	0
Pay	28-Day MXN-TIIE	7.880	Lunar	12/27/2022		138,700	39	113	152	17	0
Pay	28-Day MXN-TIIE	7.675	Lunar	12/29/2022		101,700	0	64	64	12	0
Pay	28-Day MXN-TIIE	7.820	Lunar	02/06/2023		83,600	(20)	102	82	10	0
Pay	28-Day MXN-TIIE	7.350	Lunar	09/30/2027		11,200	(3)	(10)	(13)	3	0
Pay	28-Day MXN-TIIE	7.860	Lunar	01/17/2028		30,100	0	24	24	7	0
Receive	CPURNSA	0.000	Maturity	01/15/2029	$	9,600	0	(170)	(170)	0	(5)

							$4,064	$(415)	$3,649	$238	$(732)

Total Swap Agreements							$3,002	$(526)	$2,476	$238	$(766)

42	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2018

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$604	$238	$842	$(30)	$(751)	$(766)	$(1,547)

(h)	Securities with an aggregate market value of $5,980 and cash of $4,265 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BPS	05/2018	JPY	244,800		$2,299	$0	$(7)
	05/2018		$136	MXN	2,500	1	0
	06/2018	TWD	198,571		$6,870	0	(6)
CBK	04/2018	EUR	5,424		6,701	23	0
	05/2018	MXN	19,158		1,023	0	(25)
	05/2018		$1,123	GBP	795	0	(5)
DUB	04/2018	EUR	1,400		$1,729	6	0
	05/2018		5,100		6,318	24	0
GLM	04/2018	CAD	3,200		2,496	12	0
	04/2018	EUR	11,515		14,239	70	0
	05/2018	JPY	153,600		1,446	0	(2)
	05/2018		$12,568	GBP	9,025	115	0
	05/2018		6,144	MXN	115,493	172	0
	05/2018	ZAR	5,121		$432	2	0
JPM	04/2018	CAD	15,400		11,898	15	(72)
	04/2018	GBP	6,500		9,043	0	(77)
	04/2018		$13,802	EUR	11,082	0	(166)
	05/2018	GBP	426		$589	0	(9)
	05/2018	JPY	343,000		3,223	0	(10)
MSB	04/2018	EUR	4,700		5,802	14	(2)
	04/2018	JPY	463,300		4,349	0	(10)

Total Forward Foreign Currency Contracts						$454	$(391)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.700%	05/13/2019	$	1,700	$147	$132
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	02/07/2020		5,800	249	109
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.160	04/25/2018		241,000	187	650
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.750	11/07/2019		1,900	171	156

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	43

Schedule of Investments PIMCO Extended Duration Fund (Cont.)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
GLM	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.720%	12/03/2018	EUR	41,300	$201	$180
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.860	04/25/2018	$	14,200	104	59
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.888	08/31/2018		221,900	117	5
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.513	09/27/2019		14,600	912	1,611
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.725	11/07/2019		16,000	1,632	1,357
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.750	11/07/2019		3,700	337	303
RYL	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.608	04/04/2019		8,900	490	777

								$4,547	$5,339

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
MYC	Put - OTC 1-Year Interest Rate Floor(1)	0.263%	3-Month USD-LIBOR	04/03/2018	$100,700	$50	$0
	Put - OTC 1-Year Interest Rate Floor(1)	0.174	3-Month USD-LIBOR	06/11/2018	46,600	19	1

						$69	$1

Total Purchased Options						$4,616	$5,340

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900%	06/20/2018	$ 5,300	$(8)	$(6)
BRC	Put - OTC CDX.IG-30 5-Year Index	Sell	0.950	07/18/2018	6,500	(11)	(9)
CBK	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018	2,500	(3)	(3)

						$(22)	$(18)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$3,400	$(31)	$0

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	05/13/2019	$7,900	$(144)	$(172)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000	02/07/2020	14,200	(244)	(101)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	11/07/2019	9,500	(171)	(236)
JPM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.740	12/03/2018	43,500	(207)	(488)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	09/27/2019	73,000	(912)	(2,351)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	11/07/2019	98,500	(1,969)	(2,446)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.173	08/31/2018	17,300	(117)	(23)
RYL	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	04/04/2019	44,500	(489)	(1,318)

							$ (4,253)	$(7,135)

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Put - OTC 1-Year Interest Rate Floor(1)	0.230%	3-Month USD-LIBOR	04/03/2018	$100,700	$(50)	$0
	Put - OTC 1-Year Interest Rate Floor(1)	0.155	3-Month USD-LIBOR	06/11/2018	46,600	(19)	(1)
	Call - OTC 1-Year Interest Rate Floor(1)	0.451	3-Month USD-LIBOR	09/21/2018	492,600	(530)	(1,735)

						$(599)	$(1,736)

44	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2018

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Premiums (Received)	Market Value
DUB	Put - OTC Fannie Mae, TBA 3.500% due 05/01/2048	$98.953	05/07/2018	$	34,500	$(151)	$(44)
	Call - OTC Fannie Mae, TBA 3.500% due 05/01/2048	99.953	05/07/2018		34,500	(145)	(185)
GSC	Put - OTC Fannie Mae, TBA 3.000% due 04/01/2048	96.238	04/05/2018		6,800	(40)	0
	Put - OTC Fannie Mae, TBA 3.500% due 04/01/2048	99.234	04/05/2018		6,800	(33)	(1)

						$(369)	$(230)

Total Written Options						$(5,274)	$(9,119)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
BOA	$0	$241	$0	$241	$0	$(273)	$0	$(273)	$(32)	$0	$(32)
BPS	1	0	0	1	(13)	(6)	0	(19)	(18)	0	(18)
BRC	0	0	0	0	0	(9)	0	(9)	(9)	0	(9)
CBK	23	650	0	673	(30)	(3)	0	(33)	640	(800)	(160)
DUB	30	156	0	186	0	(465)	0	(465)	(279)	384	105
GLM	371	239	0	610	(2)	0	0	(2)	608	(680)	(72)
GSC	0	0	0	0	0	(1)	0	(1)	(1)	0	(1)
JPM	15	0	0	15	(334)	(488)	0	(822)	(807)	891	84
MSB	14	0	0	14	(12)	0	0	(12)	2	0	2
MYC	0	3,277	0	3,277	0	(6,556)	0	(6,556)	(3,279)	2,826	(453)
RYL	0	777	0	777	0	(1,318)	0	(1,318)	(541)	434	(107)

Total Over the Counter	$454	$5,340	$0	$5,794	$(391)	$(9,119)	$0	$(9,510)

(j)	Securities with an aggregate market value of $5,202 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2018.

(1)	The underlying instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$604	$604
Swap Agreements	0	0	0	0	238	238

	$0	$0	$0	$0	$842	$842

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$454	$0	$454
Purchased Options	0	0	0	0	5,340	5,340

	$0	$0	$0	$454	$5,340	$5,794

	$0	$0	$0	$454	$6,182	$6,636

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	45

Schedule of Investments PIMCO Extended Duration Fund (Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$30	$30
Futures	0	0	0	0	751	751
Swap Agreements	0	34	0	0	732	766

	$0	$34	$0	$0	$1,513	$1,547

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$391	$0	$391
Written Options	0	19	0	0	9,100	9,119

	$0	$19	$0	$391	$9,100	$9,510

	$0	$53	$0	$391	$10,613	$11,057

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(67)	$(67)
Written Options	0	0	0	0	225	225
Futures	0	0	0	0	13,078	13,078
Swap Agreements	0	(986)	0	0	(84)	(1,070)

	$0	$(986)	$0	$0	$13,152	$12,166

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$821	$0	$821
Purchased Options	0	0	0	0	(1,568)	(1,568)
Written Options	0	27	0	0	2,194	2,221
Swap Agreements	0	7	0	0	0	7

	$0	$34	$0	$821	$626	$1,481

	$0	$(952)	$0	$821	$13,778	$13,647

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$31	$31
Written Options	0	0	0	0	(9)	(9)
Futures	0	0	0	0	42	42
Swap Agreements	0	(81)	0	0	1,095	1,014

	$0	$(81)	$0	$0	$1,159	$1,078

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(693)	$0	$(693)
Purchased Options	0	0	0	0	(76)	(76)
Written Options	0	4	0	0	(1,605)	(1,601)

	$0	$4	$0	$(693)	$(1,681)	$(2,370)

	$0	$(77)	$0	$(693)	$(522)	$(1,292)

46	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2018

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$20,693	$0	$20,693
Industrials	0	5,482	0	5,482
Utilities	0	1,139	0	1,139
Municipal Bonds & Notes
West Virginia	0	94	0	94
U.S. Government Agencies	0	127,342	0	127,342
U.S. Treasury Obligations	0	1,665,206	0	1,665,206
Non-Agency Mortgage-Backed Securities	0	43,342	0	43,342
Asset-Backed Securities	0	6,465	0	6,465
Sovereign Issues	0	31,121	0	31,121
Short-Term Instruments
Commercial Paper	0	14,431	0	14,431
Repurchase Agreements	0	498	0	498
France Treasury Bills	0	2,831	0	2,831
Germany Treasury Bills	0	2,215	0	2,215
Italy Treasury Bills	0	1,723	0	1,723
Japan Treasury Bills	0	11,297	0	11,297
Spain Treasury Bills	0	1,477	0	1,477
U.K. Treasury Bills	0	9,119	0	9,119
U.S. Treasury Bills	0	1,665	0	1,665
ESM Treasury Bill	0	1,600	0	1,600

	$0	$1,947,740	$0	$1,947,740

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$22,063	$0	$0	$22,063

Total Investments	$22,063	$1,947,740	$0	$1,969,803

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(34,271)	$0	$(34,271)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	604	238	0	842
Over the counter	0	5,794	0	5,794

	$604	$6,032	$0	$6,636

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(751)	(796)	0	(1,547)
Over the counter	0	(9,510)	0	(9,510)

	$(751)	$(10,306)	$0	$(11,057)

Total Financial Derivative Instruments	$(147)	$(4,274)	$0	$(4,421)

Totals	$21,916	$1,909,195	$0	$1,931,111

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	47

Schedule of Investments PIMCO GNMA Fund

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 183.2%

CORPORATE BONDS & NOTES 0.1%

BANKING & FINANCE 0.1%
Preferred Term Securities Ltd.
3.146% (US0003M + 0.860%) due 07/03/2033 ~	$500	$455

Total Corporate Bonds & Notes (Cost $377)		455

U.S. GOVERNMENT AGENCIES 164.6%
Fannie Mae
1.240% due 10/25/2046 ~(a)	287	12
1.352% due 07/25/2044 ~(a)	983	42
1.388% due 04/25/2046 ~(a)	791	34
1.428% due 07/25/2052 ~(a)	923	41
1.432% due 07/25/2045 ~(a)	4,135	242
1.453% due 10/25/2045 ~(a)	1,334	67
1.458% due 04/25/2055 ~(a)	1,584	78
1.489% due 07/25/2044 ~(a)	1,239	58
1.516% due 09/25/2045 ~(a)	909	48
1.568% due 03/25/2045 ~(a)	980	42
1.573% due 01/25/2045 ~(a)	1,087	44
1.578% due 08/25/2054 ~(a)	1,375	71
1.653% due 08/25/2055 ~(a)	975	53
1.694% due 08/25/2044 ~(a)	1,008	49
2.000% due 07/01/2028 - 09/01/2028	2,252	2,174
2.107% (- 0.833*LIBOR01M + 3.667%) due 10/25/2042 ~	654	499
2.177% due 01/25/2022 ~(a)	5,022	223
2.600% due 09/01/2024	6,700	6,526
2.708% (US0012M + 1.790%) due 02/01/2042 ~	1,007	1,052
3.000% due 04/01/2031 - 12/01/2046	9,728	9,461
3.000% due 09/25/2039 - 05/25/2046 (a)	10,462	1,284
3.323% (H15T1Y + 2.239%) due 01/01/2036 ~	978	1,035
3.330% (H15T1Y + 2.048%) due 09/01/2041 ~	1,220	1,274
3.375% (H15T1Y + 2.221%) due 10/01/2037 ~	5,841	6,167
3.440% due 02/01/2032	2,996	3,031
3.500% due 09/01/2039 - 09/01/2047	9,795	9,865
3.500% due 08/25/2043 - 04/25/2046 (a)	2,049	277
3.528% (US0012M + 1.731%) due 05/01/2038 ~	3,458	3,645
3.686% (H15T1Y + 2.279%) due 05/01/2035 ~	391	413
4.000% due 05/01/2019 - 07/01/2042	19,144	19,813
4.000% due 06/25/2044 (a)	328	56
4.279% (- 1.0*LIBOR01M + 6.150%) due 08/25/2042 ~(a)	1,512	210
4.329% (- 1.0*LIBOR01M + 6.200%) due 11/25/2044 ~(a)	6,825	1,176
4.500% due 02/01/2019 - 01/01/2042	7,221	7,549
4.500% due 06/25/2024 (a)	168	5
4.779% (- 1.0*LIBOR01M + 6.650%) due 08/25/2018 ~(a)	14,658	135
5.000% due 02/01/2025 - 11/01/2043	750	798
5.450% (- 2.333*LIBOR01M + 9.333%) due 10/25/2045 ~	780	705
5.500% due 02/01/2027 - 11/01/2039	448	486
5.500% due 05/25/2045 (a)	669	148
5.800% due 02/01/2035	25	25
6.000% due 03/01/2028 - 10/01/2048	3,483	3,903
6.500% due 09/01/2036 - 09/01/2037	298	326
6.500% due 04/25/2038 (a)	149	30

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Fannie Mae, TBA
2.500% due 04/01/2048	$3,500	$3,295
3.000% due 04/01/2033 - 05/01/2033	6,700	6,684
3.500% due 05/01/2033 - 06/01/2048	74,100	74,440
4.000% due 05/01/2048 - 06/01/2048	12,400	12,691
4.500% due 04/01/2033	2,000	2,013
5.000% due 05/01/2048	16,000	17,059
Freddie Mac
0.000% due 05/15/2033 (b)(c)	411	366
0.963% due 01/25/2020 ~(a)	34,234	492
1.012% due 11/25/2022 ~(a)	7,443	282
1.179% due 04/25/2021 ~(a)	22,532	682
1.197% due 10/15/2037 ~(a)	316	11
1.335% due 11/25/2019 ~(a)	11,721	193
1.347% due 10/15/2037 ~(a)	123	5
1.401% due 10/15/2037 ~(a)	1,330	84
1.515% due 11/15/2036 ~(a)	830	49
1.520% due 03/15/2037 ~(a)	330	18
1.521% due 05/15/2037 ~(a)	219	8
1.539% due 11/15/2038 ~(a)	985	48
1.579% due 06/15/2038 ~(a)	515	28
1.584% due 08/15/2041 ~(a)	295	13
1.640% due 10/15/2041 ~(a)	654	28
1.714% due 02/15/2038 ~(a)	592	39
1.760% due 02/15/2038 ~(a)	684	39
1.780% due 07/25/2019	510	506
1.837% due 08/15/2036 ~(a)	611	32
1.925% (LIBOR01M + 0.350%) due 10/15/2037 ~	1,369	1,370
2.000% (LIBOR01M + 0.330%) due 11/25/2021 ~	669	669
2.020% (LIBOR01M + 0.350%) due 09/25/2021 ~	667	668
2.500% due 01/01/2028 - 06/01/2043	6,756	6,380
2.500% due 01/15/2040 (a)	3,564	328
3.000% due 02/15/2033 - 12/15/2042 (a)	4,069	400
3.000% due 07/01/2043 - 03/01/2047	4,286	4,184
3.399% (H15T1Y + 2.250%) due 09/01/2034 ~	1,892	1,998
3.416% (US0012M + 1.868%) due 11/01/2041 ~	4,585	4,790
3.500% due 01/15/2043 - 08/15/2045 (a)	3,159	629
3.515% (US0012M + 1.766%) due 11/01/2036 ~	586	614
3.570% (US0012M + 1.781%) due 10/01/2039 ~	3,637	3,827
4.000% due 02/01/2019 - 08/01/2042	5,367	5,560
4.000% due 11/15/2042 (a)	2,093	372
4.200% (H15T1Y + 2.450%) due 05/01/2031 ~	7	7
4.500% due 02/01/2019 - 08/01/2040	579	593
4.500% due 11/15/2019 - 12/15/2024 (a)	1,183	35
5.000% due 07/01/2033 - 03/01/2041	217	223
5.500% due 09/01/2034 - 03/01/2041	439	467
6.000% due 08/01/2023	14	14
7.262% (- 2.667*LIBOR01M + 12.000%) due 10/15/2035 ~	392	399
7.500% due 08/15/2029 (a)	4	1
7.829% (- 2.667*LIBOR01M + 12.267%) due 05/15/2035 ~	595	614
9.343% (- 4.0*LIBOR01M + 16.000%) due 05/15/2041 ~	3,527	4,125
Freddie Mac, TBA
2.500% due 04/17/2033	8,000	7,830
3.000% due 04/17/2033 - 04/12/2048	6,000	5,963
3.500% due 05/14/2048	3,000	3,001
4.000% due 05/14/2048	2,000	2,049

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Ginnie Mae
0.000% due 12/20/2032 - 12/20/2040 (b)(c)	$822	$611
0.000% due 10/16/2042 - 01/16/2052 ~(a)	17,441	87
0.046% due 01/16/2044 ~(a)	5,646	2
0.463% due 12/20/2045 ~(a)	773	15
0.574% due 09/20/2045 ~(a)	2,053	54
0.595% due 08/16/2052 ~(a)	23,745	477
0.621% due 04/16/2042 ~(a)	2,214	96
0.664% due 11/20/2045 ~(a)	1,026	29
0.673% due 08/20/2045 ~(a)	670	18
0.700% due 06/20/2042 ~(a)	1,530	32
0.735% due 11/16/2044 ~(a)	634	138
0.750% due 06/20/2042 ~(a)	1,405	35
0.851% due 06/20/2043 ~(a)	1,211	26
0.884% due 11/16/2043 ~(a)	18,215	561
1.500% due 03/20/2039	5,089	5,062
1.945% (US0001M + 0.370%) due 10/20/2066 ~	2,170	2,173
1.986% (LIBOR01M + 0.200%) due 01/16/2031 ~	145	145
2.036% (LIBOR01M + 0.250%) due 08/16/2032 ~	2	2
2.075% (US0001M + 0.500%) due 01/20/2062 - 03/20/2065 ~	1,184	1,186
2.086% (LIBOR01M + 0.300%) due 12/16/2026 - 08/16/2031 ~	95	96
2.155% (US0001M + 0.580%) due 09/20/2062 ~	881	883
2.255% (US0001M + 0.680%) due 08/20/2061 - 11/20/2065 ~	8,008	8,059
2.275% (US0001M + 0.700%) due 12/20/2061 - 10/20/2065 ~	11,606	11,663
2.286% (LIBOR01M + 0.500%) due 05/16/2027 ~	15	15
2.295% (US0001M + 0.720%) due 09/20/2063 ~	3,847	3,880
2.311% (US0001M + 0.680%) due 02/20/2060 ~	13,304	13,380
2.325% (US0001M + 0.750%) due 10/20/2061 - 09/20/2065 ~	7,544	7,630
2.336% (LIBOR01M + 0.550%) due 04/16/2032 ~	50	50
2.375% (H15T1Y + 1.500%) due 02/20/2030 - 01/20/2034 ~	472	489
2.375% (US0001M + 0.800%) due 05/20/2066 - 06/20/2066 ~	8,787	8,903
2.500% due 09/20/2027 (a)	4,494	338
2.500% due 06/15/2043 - 04/20/2047	2,715	2,588
2.625% (H15T1Y + 1.500%) due 06/20/2038 ~	140	145
2.670% (H15T1Y + 0.908%) due 03/20/2058 ~	4,158	4,224
2.682% (LIBOR01M + 1.120%) due 05/20/2061 ~	2,381	2,429
2.767% (H15T1Y + 1.012%) due 05/20/2061 ~	4,634	4,713
2.875% (US0001M + 1.300%) due 09/20/2063 ~	2,416	2,472
3.000% due 11/20/2026 - 11/20/2047	36,183	35,674
3.000% due 01/20/2029 - 02/20/2043 (a)	9,069	1,066
3.150% due 11/15/2042 - 12/20/2042	670	662
3.289% (LIBOR01M + 1.732%) due 04/20/2061 ~	4,962	5,189
3.500% due 09/15/2040 - 12/20/2047	86,311	87,427
3.500% due 01/20/2041 - 09/20/2046 (a)	5,186	789
3.750% due 06/20/2045 - 12/20/2045	4,613	4,705
4.000% due 04/15/2025 - 10/20/2047	49,260	50,830
4.000% due 10/20/2043 - 05/20/2044 (a)	1,076	171
4.050% due 04/15/2040 - 12/15/2040	3,270	3,374

48	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.429% due 01/20/2031 ~	$9,457	$9,775
4.500% due 04/15/2030 - 01/20/2048	82,623	86,314
4.875% due 08/15/2039 - 10/15/2040	516	541
5.000% due 12/20/2032 - 01/20/2048	17,371	18,513
5.250% due 08/20/2039	453	481
5.450% (- 2.333*LIBOR01M + 9.333%) due 09/20/2045 ~	519	469
5.500% due 04/15/2025 - 08/20/2047	14,828	15,921
6.000% due 02/15/2029 - 02/20/2047	11,127	12,268
6.500% due 12/15/2023 - 10/20/2038	410	456
7.000% due 08/20/2031	1	1
7.500% due 12/15/2023 - 06/15/2032	155	177
8.000% due 09/15/2030	1	1
Ginnie Mae, TBA
3.000% due 04/01/2048 - 04/19/2048	147,600	145,117
3.500% due 04/19/2048	157,500	158,953
4.000% due 04/01/2048 - 05/21/2048	80,800	82,937
4.500% due 04/01/2048	2,500	2,597
5.000% due 04/01/2048 - 04/19/2048	7,000	7,373

Total U.S. Government Agencies (Cost $1,091,292)		1,073,874

U.S. TREASURY OBLIGATIONS 6.6%
U.S. Treasury Notes
1.625% due 06/30/2020 (e)(g)	5,445	5,361
2.125% due 11/30/2024	4,500	4,347
2.250% due 11/15/2025	4,700	4,547
2.250% due 02/15/2027 (e)	10,425	10,014
2.375% due 01/31/2023	6,400	6,346
2.375% due 05/15/2027 (e)	1,100	1,067
2.625% due 02/28/2023	2,250	2,256
2.750% due 02/28/2025	6,500	6,524
2.750% due 02/15/2028 (e)	2,250	2,250

Total U.S. Treasury Obligations (Cost $43,501)		42,712

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.5%
Bear Stearns Structured Products, Inc. Trust
3.633% due 01/26/2036 ~	2,206	1,967
Credit Suisse First Boston Mortgage Securities Corp.
2.195% due 03/25/2032 ~	12	12
Credit Suisse Mortgage Capital Trust
4.790% due 05/27/2053 ~	1,707	1,692
La Hipotecaria El Salvadorian Mortgage Trust
3.358% due 01/15/2046 «	3,247	3,165
La Hipotecaria Panamanian Mortgage Trust
3.008% (PNMR - 2.242%) due 11/24/2042 «~	4,809	4,691
Merrill Lynch Mortgage Investors Trust
3.480% (H15T1Y + 2.250%) due 10/25/2035 ~	260	263

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Mortgage Equity Conversion Asset Trust
2.510% (H15T1Y + 0.470%) due 02/25/2042 «~	$8,616	$7,798
2.550% (T1Y + 0.500%) due 05/25/2042 «~	23,140	20,941
Structured Asset Mortgage Investments Trust
2.468% (US0001M + 0.660%) due 09/19/2032 ~	26	25
UBS-Barclays Commercial Mortgage Trust
1.148% due 04/10/2046 ~(a)	25,896	1,213
Wells Fargo Commercial Mortgage Trust
1.794% due 10/15/2045 ~(a)	10,298	670

Total Non-Agency Mortgage-Backed Securities (Cost $40,407)		42,437

ASSET-BACKED SECURITIES 5.2%
Amortizing Residential Collateral Trust
2.452% (US0001M + 0.580%) due 07/25/2032 ~	17	17
Blue Hill CLO Ltd.
2.902% (US0003M + 1.180%) due 01/15/2026 ~	2,929	2,931
Carlyle Global Market Strategies CLO Ltd.
2.910% (US0003M + 1.150%) due 07/27/2026 ~	1,000	1,001
Cent CLO Ltd.
2.970% (US0003M + 1.210%) due 07/27/2026 ~	2,000	2,002
Centex Home Equity Loan Trust
2.172% (US0001M + 0.300%) due 01/25/2032 ~	12	12
CIFC Funding Ltd.
2.761% (US0003M + 1.020%) due 10/24/2025 ~	1,741	1,741
3.144% (US0003M + 1.200%) due 05/24/2026 ~	2,400	2,402
CIT Group Home Equity Loan Trust
2.412% (LIBOR01M + 0.540%) due 06/25/2033 ~	23	23
CVP Cascade CLO Ltd.
2.872% (US0003M + 1.150%) due 01/16/2026 ~	1,900	1,902
Dryden Senior Loan Fund
2.620% due 10/15/2027 ~	2,200	2,204
Flagship Ltd.
2.865% (US0003M + 1.120%) due 01/20/2026 ~	1,700	1,701
Flatiron CLO Ltd.
2.891% (US0003M + 1.160%) due 01/17/2026 ~	7,000	7,001
Galaxy CLO Ltd.
2.980% (US0003M + 1.130%) due 11/16/2025 ~	2,693	2,695
Home Equity Asset Trust
2.472% (US0001M + 0.600%) due 11/25/2032 ~	3	2
KVK CLO Ltd.
2.872% (US0003M + 1.150%) due 01/15/2026 ~	2,100	2,101

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Madison Park Funding Ltd.
2.849% (US0003M + 1.110%) due 01/19/2025 ~	$1,500	$1,501
Nelder Grove CLO Ltd.
3.284% (US0003M + 1.300%) due 08/28/2026 ~	2,200	2,204
Shackleton CLO Ltd.
2.842% (US0003M + 1.120%) due 01/13/2025 ~	1,000	1,001
Staniford Street CLO Ltd.
3.305% (US0003M + 1.180%) due 06/15/2025 ~	700	701
THL Credit Wind River CLO Ltd.
2.914% (US0003M + 1.180%) due 04/18/2026 ~	300	300
VOLT LLC
3.375% due 04/25/2047	534	534

Total Asset-Backed Securities (Cost $33,952)		33,976

SHORT-TERM INSTRUMENTS 0.2%

REPURCHASE AGREEMENTS (d) 0.2%
		1,553

Total Short-Term Instruments (Cost $1,553)		1,553

Total Investments in Securities (Cost $1,211,082)		1,195,007

	SHARES
INVESTMENTS IN AFFILIATES 0.5%

SHORT-TERM INSTRUMENTS 0.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.5%
PIMCO Short-Term Floating NAV Portfolio III	337,988	3,340

Total Short-Term Instruments (Cost $3,340)		3,340

Total Investments in Affiliates (Cost $3,340)		3,340

Total Investments 183.7% (Cost $1,214,422)		$1,198,347

Financial Derivative Instruments (f)(h) 0.0% (Cost or Premiums, net $1,989)		120

Other Assets and Liabilities, net (83.7)%		(545,962)

Net Assets 100.0%		$652,505

NOTES TO SCHEDULE OF INVESTMENTS

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
(a)	Interest only security.
(b)	Principal only security.
(c)	Zero coupon security.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	49

Schedule of Investments PIMCO GNMA Fund (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	03/29/2018	04/02/2018	$1,553	U.S. Treasury Notes 2.000% due 04/30/2024	$(1,586)	$1,553	$1,553

Total Repurchase Agreements						$(1,586)	$1,553	$1,553

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BSN	1.610%	01/24/2018	04/24/2018	$(9,941)	$(9,971)
SGY	1.580	03/23/2018	04/06/2018	(2,239)	(2,240)

Total Reverse Repurchase Agreements					$(12,211)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions
UBS	1.560%	01/09/2018	04/06/2018	$(1,098)	$(1,098)

Total Sale-Buyback Transactions					$(1,098)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (13.4)%
Fannie Mae, TBA	2.500%	04/01/2033	$14,500	$(14,117)	$(14,201)
Fannie Mae, TBA	3.000	04/01/2048	21,000	(20,328)	(20,465)
Fannie Mae, TBA	3.000	05/01/2048	20,200	(19,673)	(19,659)
Fannie Mae, TBA	4.000	04/01/2033	1,000	(1,027)	(1,028)
Fannie Mae, TBA	4.500	05/01/2048	19,500	(20,343)	(20,379)
Fannie Mae, TBA	5.500	05/01/2048	2,000	(2,168)	(2,171)
Ginnie Mae, TBA	3.500	04/01/2048	5,800	(5,816)	(5,854)
Ginnie Mae, TBA	4.500	05/01/2048	3,500	(3,633)	(3,632)

Total U.S. Government Agencies				$(87,105)	$(87,389)

U.S. Treasury Obligations (1.7)%
U.S. Treasury Notes	2.500%	01/31/2025	11,300	$(11,175)	$(11,217)

Total Short Sales (15.1)%				$(98,280)	$(98,606)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BSN	$0	$(9,971)	$0	$0	$(9,971)	$10,094	$123
FICC	1,553	0	0	0	1,553	(1,586)	(33)
SGY	0	(2,240)	0	0	(2,240)	2,250	10

Master Securities Forward Transaction Agreement
BCY	0	0	0	(11,217)	(11,217)	0	(11,217)
UBS	0	0	(1,098)	0	(1,098)	1,067	(31)

Total Borrowings and Other Financing Transactions	$1,553	$(12,211)	$(1,098)	$(11,217)

50	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2018

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(12,211)	$0	$0	$(12,211)

Total	$0	$(12,211)	$0	$0	$(12,211)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(1,098)	0	0	(1,098)

Total	$0	$(1,098)	$0	$0	$(1,098)

Total Borrowings	$0	$(13,309)	$0	$0	$(13,309)

Payable for reverse repurchase agreements and sale-buyback financing transactions					$(13,309)

(e)	Securities with an aggregate market value of $13,410 have been pledged as collateral under the terms of the above master agreements as of March 31, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2018 was $(16,850) at a weighted average interest rate of 1.189%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive(1)	3-Month USD-LIBOR	2.000%	Semi-Annual	06/20/2023	$	5,400	$202	$(19)	$183	$0	$(3)
Receive	3-Month USD-LIBOR	2.400	Semi-Annual	06/30/2025		15,700	(71)	351	280	0	(20)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		3,400	195	156	351	0	(5)
Receive	3-Month USD-LIBOR	2.050	Semi-Annual	09/07/2027		8,000	84	417	501	0	(15)
Receive	3-Month USD-LIBOR	2.038	Semi-Annual	09/12/2027		1,900	0	121	121	0	(3)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		4,800	(63)	158	95	0	(10)
Receive(1)	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		2,500	85	41	126	0	(6)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		7,700	(296)	434	138	0	(46)
Receive(1)	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		19,800	1,780	(226)	1,554	0	(116)

Total Swap Agreements							$1,916	$1,433	$3,349	$0	$(224)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$0	$0	$0	$0	$(224)	$(224)

(g)	Securities with an aggregate market value of $961 and cash of $2,181 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	51

Schedule of Investments PIMCO GNMA Fund (Cont.)

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.900%	01/28/2019	$	135,000	$57	$128
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.980	05/14/2018		15,000	141	42
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.650	02/13/2019		3,500	27	14
GLM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.720	06/14/2018		3,900	39	61
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550	01/31/2019		4,700	30	22
UAG	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.650	02/04/2019		10,200	76	38

								$370	$305

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
FBF	Call - OTC Fannie Mae, TBA 4.000% due 04/01/2048	$	101.953	04/05/2018	$8,000	$43	$55
JPM	Call - OTC Fannie Mae, TBA 4.000% due 04/01/2048		102.078	04/05/2018	8,000	37	45
	Put - OTC Ginnie Mae, TBA 4.000% due 05/01/2048		71.000	05/07/2018	50,000	2	0

						$82	$100

Total Purchased Options						$452	$405

WRITTEN OPTIONS:

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Call - OTC Fannie Mae, TBA 3.000% due 04/01/2048	$99.438	04/05/2018	$3,500	$(11)	$0
	Call - OTC Fannie Mae, TBA 3.500% due 04/01/2048	99.953	04/05/2018	3,000	(10)	(11)
FAR	Call - OTC Fannie Mae, TBA 3.000% due 05/01/2048	97.805	05/07/2018	2,500	(10)	(9)
	Call - OTC Fannie Mae, TBA 3.000% due 06/01/2048	97.406	06/06/2018	2,500	(9)	(16)
FBF	Put - OTC Fannie Mae, TBA 3.000% due 04/01/2048	96.008	04/05/2018	4,000	(18)	0
	Call - OTC Fannie Mae, TBA 3.000% due 04/01/2048	96.273	04/05/2018	4,500	(35)	(59)
	Put - OTC Fannie Mae, TBA 3.000% due 04/01/2048	96.375	04/05/2018	4,000	(17)	0
	Put - OTC Fannie Mae, TBA 3.000% due 04/01/2048	96.750	04/05/2018	4,000	(19)	(1)
GSC	Call - OTC Fannie Mae, TBA 3.000% due 04/01/2048	96.504	04/05/2018	4,500	(30)	(49)
	Call - OTC Fannie Mae, TBA 3.000% due 04/01/2048	98.906	04/05/2018	4,000	(13)	0
	Call - OTC Fannie Mae, TBA 3.500% due 04/01/2048	99.555	04/05/2018	3,000	(11)	(21)
	Call - OTC Fannie Mae, TBA 3.500% due 04/01/2048	100.285	04/05/2018	2,500	(7)	(4)
	Call - OTC Fannie Mae, TBA 3.500% due 05/01/2048	100.254	05/07/2018	1,500	(5)	(6)
	Put - OTC Fannie Mae, TBA 3.500% due 06/01/2048	98.254	06/06/2018	1,000	(4)	(2)
	Call - OTC Fannie Mae, TBA 3.500% due 06/01/2048	100.254	06/06/2018	1,000	(3)	(5)
	Call - OTC Fannie Mae, TBA 3.500% due 06/01/2048	100.313	06/06/2018	3,000	(8)	(14)
	Call - OTC Fannie Mae, TBA 4.000% due 05/01/2048	102.359	05/07/2018	1,500	(6)	(7)
	Call - OTC Fannie Mae, TBA 4.000% due 05/01/2048	102.461	05/07/2018	3,500	(12)	(14)
JPM	Call - OTC Fannie Mae, TBA 3.500% due 04/01/2048	100.371	04/05/2018	2,000	(5)	(2)
	Put - OTC Fannie Mae, TBA 3.500% due 05/01/2048	98.211	05/07/2018	2,500	(10)	(1)
	Call - OTC Fannie Mae, TBA 3.500% due 05/01/2048	99.719	05/07/2018	2,500	(12)	(17)
	Call - OTC Fannie Mae, TBA 3.500% due 05/01/2048	100.469	05/07/2018	2,500	(11)	(7)
	Call - OTC Fannie Mae, TBA 3.500% due 05/01/2048	100.531	05/07/2018	3,000	(12)	(8)
	Call - OTC Fannie Mae, TBA 3.500% due 06/01/2048	100.133	06/06/2018	6,500	(25)	(35)
	Call - OTC Fannie Mae, TBA 3.500% due 06/01/2048	100.281	06/06/2018	9,000	(33)	(42)
SAL	Put - OTC Fannie Mae, TBA 3.000% due 04/01/2048	97.508	04/05/2018	4,000	(14)	(8)
	Call - OTC Fannie Mae, TBA 3.000% due 04/01/2048	99.543	04/05/2018	3,000	(9)	0
	Call - OTC Fannie Mae, TBA 3.000% due 06/01/2048	97.797	06/06/2018	1,500	(5)	(7)
	Call - OTC Fannie Mae, TBA 3.500% due 05/01/2048	100.688	05/07/2018	3,000	(9)	(6)
	Call - OTC Fannie Mae, TBA 3.500% due 06/01/2048	100.734	06/06/2018	2,500	(6)	(7)

Total Written Options					$(379)	$(358)

52	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2018

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
GST	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.676%	Maturity	06/08/2018	$	65,000	$0	$18	$18	$0
JPS	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.653	Maturity	05/31/2018		30,000	0	15	15	0
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.655	Maturity	06/08/2018		17,500	0	8	8	0
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.611	Maturity	07/05/2018		30,000	0	30	30	0
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.635	Maturity	07/12/2018		15,000	0	12	12	0
SAL	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.698	Maturity	04/03/2018		25,000	0	(4)	0	(4)
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.655	Maturity	06/08/2018		17,500	0	8	8	0
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.646	Maturity	06/27/2018		69,000	0	44	44	0
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.649	Maturity	06/28/2018		15,000	0	9	9	0
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.640	Maturity	07/12/2018		32,000	0	24	24	0
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.605	Maturity	07/23/2018		20,000	0	22	22	0
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.630	Maturity	08/06/2018		131,000	0	119	119	0

								$0	$ 305	$309	$(4)

TOTAL RETURN SWAPS ON INTEREST RATE INDICES

Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
DUB	Receive	IOS.FN.650.67 Index	N/A	1-Month USD-LIBOR	Monthly	01/12/2038	$ 2,418	$0	$(7)	$0	$(7)
	Receive	IOS.FN.550.08 Index	N/A	1-Month USD-LIBOR	Monthly	01/12/2039	571	0	0	0	0
JPS	Receive	IOS.FN.600.08 Index	N/A	1-Month USD-LIBOR	Monthly	01/12/2039	1,002	0	(2)	0	(2)
SAL	Receive	IOS.FN.550.08 Index	N/A	1-Month USD-LIBOR	Monthly	01/12/2039	713	0	1	1	0

								$0	$(8)	$1	$(9)

Total Swap Agreements								$0	$297	$310	$(13)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
CBK	$0	$184	$0	$184	$0	$0	$0	$0	$184	$(390)	$(206)
DUB	0	0	0	0	0	(11)	(7)	(18)	(18)	0	(18)
FAR	0	0	0	0	0	(25)	0	(25)	(25)	0	(25)
FBF	0	55	0	55	0	(60)	0	(60)	(5)	0	(5)
GLM	0	61	0	61	0	0	0	0	61	0	61
GSC	0	0	0	0	0	(122)	0	(122)	(122)	0	(122)
GST	0	0	18	18	0	0	0	0	18	0	18
JPM	0	45	0	45	0	(112)	0	(112)	(67)	0	(67)
JPS	0	0	65	65	0	0	(2)	(2)	63	0	63
MYC	0	22	0	22	0	0	0	0	22	(181)	(159)
SAL	0	0	227	227	0	(28)	(4)	(32)	195	(170)	25
UAG	0	38	0	38	0	0	0	0	38	0	38

Total Over the Counter	$0	$405	$310	$715	$0	$(358)	$(13)	$(371)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	53

Schedule of Investments PIMCO GNMA Fund (Cont.)

(1)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Over the counter
Purchased Options	$0	$0	$0	$0	$405	$405
Swap Agreements	0	0	0	0	310	310

	$0	$0	$0	$0	$715	$715

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$224	$224

Over the counter
Written Options	$0	$0	$0	$0	$358	$358
Swap Agreements	0	0	0	0	13	13

	$0	$0	$0	$0	$371	$371

	$0	$0	$0	$0	$595	$595

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$(228)	$(228)

Over the counter
Purchased Options	$0	$0	$0	$0	$(1,150)	$(1,150)
Written Options	0	0	0	0	1,536	1,536
Swap Agreements	0	4	0	0	(867)	(863)

	$0	$4	$0	$0	$(481)	$(477)

	$0	$4	$0	$0	$(709)	$(705)

Net Change in Unrealized Appreciation on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$1,493	$1,493

Over the counter
Purchased Options	$0	$0	$0	$0	$504	$504
Written Options	0	0	0	0	141	141
Swap Agreements	0	0	0	0	288	288

	$0	$0	$0	$0	$933	$933

	$0	$0	$0	$0	$2,426	$2,426

54	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2018

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$455	$0	$455
U.S. Government Agencies	0	1,073,874	0	1,073,874
U.S. Treasury Obligations	0	42,712	0	42,712
Non-Agency Mortgage-Backed Securities	0	5,842	36,595	42,437
Asset-Backed Securities	0	33,976	0	33,976
Short-Term Instruments
Repurchase Agreements	0	1,553	0	1,553

	$0	$1,158,412	$36,595	$1,195,007

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$3,340	$0	$0	$3,340

Total Investments	$3,340	$1,158,412	$36,595	$1,198,347

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(87,389)	0	(87,389)
U.S. Treasury Obligations	0	(11,217)	0	(11,217)

	$0	$(98,606)	$0	$(98,606)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Financial Derivative Instruments - Assets
Over the counter	$0	$715	$0	$715

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(224)	0	(224)
Over the counter	0	(371)	0	(371)

	$0	$(595)	$0	$(595)

Total Financial Derivative Instruments	$0	$120	$0	$120

Totals	$3,340	$1,059,926	$36,595	$1,099,861

There were no significant transfers among Levels 1 and 2 during the period ended March 31, 2018.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2018:

Category and Subcategory	Beginning Balance at 03/31/2017	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2018	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2018(1)
Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities	$39,115	$0	$(4,210)	$129	$575	$986	$0	$0	$36,595	$1,083
Asset-Backed Securities	700	0	(700)	0	0	0	0	0	0	0

Totals	$39,815	$0	$(4,910)	$129	$575	$986	$0	$0	$36,595	$1,083

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2018	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities	$7,856	Proxy Pricing	Base Price	97.176-97.430
	28,739	Third Party Vendor	Broker Quote	90.500

Total	$36,595

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2018 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	55

Schedule of Investments PIMCO Long Duration Total Return Fund

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 147.5%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Petrobras Netherlands BV
TBD% due 02/01/2025 «	$2,500	$2,487
Rise Ltd.
4.750% due 01/31/2021 «~(i)	4,063	4,064
State of Rio de Janeiro
6.024% due 12/20/2020 «~	1,100	1,101

Total Loan Participations and Assignments (Cost $7,645)		7,652

CORPORATE BONDS & NOTES 63.1%

BANKING & FINANCE 23.8%
ABN AMRO Bank NV
1.800% due 09/20/2019	200	197
AerCap Ireland Capital DAC
3.300% due 01/23/2023	1,500	1,460
3.500% due 01/15/2025	3,500	3,378
3.875% due 01/23/2028	2,000	1,910
AIA Group Ltd.
3.900% due 04/06/2028 (a)	7,700	7,781
AIG SunAmerica Global Financing
6.900% due 03/15/2032	735	967
Alleghany Corp.
4.900% due 09/15/2044	2,500	2,628
Ally Financial, Inc.
8.000% due 11/01/2031	1,600	1,961
American Express Credit Corp.
3.300% due 05/03/2027	10,600	10,277
American Financial Group, Inc.
3.500% due 08/15/2026	2,100	2,015
4.500% due 06/15/2047	7,400	7,327
American International Group, Inc.
4.750% due 04/01/2048	6,900	7,112
5.750% due 04/01/2048 •	3,700	3,757
American Tower Corp.
4.000% due 06/01/2025	1,300	1,294
Ameriprise Financial, Inc.
2.875% due 09/15/2026	10,500	9,932
Asian Development Bank
5.820% due 06/16/2028	500	612
Aviation Loan Trust
4.235% (US0003M + 2.110%) due 12/15/2022 ~	3,024	3,004
Bank of America Corp.
2.881% due 04/24/2023 •	11,800	11,562
3.705% due 04/24/2028 •	9,100	8,952
5.875% due 03/15/2028 •(g)	2,700	2,720
Bank of New York Mellon Corp.
2.661% due 05/16/2023 •	4,700	4,575
3.400% due 01/29/2028	3,900	3,814
Bank of Tokyo-Mitsubishi UFJ Ltd.
2.300% due 03/05/2020	300	296
Bank One Corp.
7.625% due 10/15/2026	95	118
8.000% due 04/29/2027	100	129
Banque Federative du Credit Mutuel S.A.
2.475% (US0003M + 0.730%) due 07/20/2022 ~	6,800	6,843
Barclays Bank PLC
10.179% due 06/12/2021	9,060	10,640
Berkshire Hathaway, Inc.
4.500% due 02/11/2043	9,600	10,431
BGC Partners, Inc.
5.125% due 05/27/2021	2,000	2,050
Blackstone Holdings Finance Co. LLC
3.150% due 10/02/2027	2,100	2,015
6.250% due 08/15/2042	2,000	2,508
BNP Paribas S.A.
3.375% due 01/09/2025	4,600	4,454

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BPCE S.A.
3.000% due 05/22/2022		$4,100	$4,020
Brighthouse Financial, Inc.
3.700% due 06/22/2027		100	93
4.700% due 06/22/2047		2,800	2,572
Brighthouse Holdings LLC
6.500% due 07/27/2037 (g)		1,100	1,221
Brookfield Finance LLC
4.000% due 04/01/2024		100	101
Brookfield Finance, Inc.
3.900% due 01/25/2028		1,800	1,751
4.700% due 09/20/2047		5,600	5,444
CBL & Associates LP
5.950% due 12/15/2026		2,100	1,769
Charles Schwab Corp.
5.000% due 12/01/2027 •(g)		400	391
CIT Group, Inc.
5.250% due 03/07/2025		100	103
6.125% due 03/09/2028		500	520
Citigroup, Inc.
8.125% due 07/15/2039		5,571	8,446
CME Group, Inc.
5.300% due 09/15/2043		3,740	4,570
Commonwealth Bank of Australia
5.000% due 10/15/2019		200	206
Compass Bank
2.750% due 09/29/2019		500	497
Cooperatieve Rabobank UA
11.000% due 06/30/2019 •(g)		8,200	8,998
Credit Agricole S.A.
8.375% due 10/13/2019 •(g)		10,000	10,750
Credit Suisse AG
6.500% due 08/08/2023 (h)		13,000	14,163
Credit Suisse Group AG
2.997% due 12/14/2023 •		1,600	1,552
3.869% due 01/12/2029 •		1,600	1,551
Deutsche Bank AG
2.560% due 01/22/2021 ~		10,500	10,446
2.700% due 07/13/2020		5,800	5,679
3.300% due 11/16/2022		6,800	6,615
Dexia Credit Local S.A.
1.875% due 09/15/2021		11,900	11,517
2.375% due 09/20/2022		10,100	9,852
Equinix, Inc.
2.875% due 03/15/2024	EUR	4,500	5,505
Farmers Insurance Exchange
4.747% due 11/01/2057 •		$4,400	4,230
Fidelity National Financial, Inc.
5.500% due 09/01/2022		700	756
First American Financial Corp.
4.300% due 02/01/2023		4,500	4,554
FMR LLC
4.950% due 02/01/2033		3,000	3,328
5.150% due 02/01/2043		11,300	13,039
Gateway Casinos & Entertainment Ltd.
5.000% due 03/12/2038 «	CAD	4,300	3,394
GE Capital International Funding Co. Unlimited Co.
4.418% due 11/15/2035		$25,410	24,796
Goldman Sachs Group, Inc.
2.905% due 07/24/2023 •		8,300	8,078
3.500% due 01/23/2025		800	785
3.814% due 04/23/2029 •		4,900	4,818
6.125% due 02/15/2033		350	420
6.750% due 10/01/2037		4,035	5,057
Goodman U.S. Finance Four LLC
4.500% due 10/15/2037		2,400	2,396
Goodman U.S. Finance Three LLC
3.700% due 03/15/2028		7,700	7,410
Guardian Life Global Funding
2.500% due 05/08/2022		9,300	9,051
Hartford Financial Services Group, Inc.
4.400% due 03/15/2048		6,500	6,648
6.625% due 03/30/2040		500	647

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
High Street Funding Trust
4.111% due 02/15/2028	$200	$201
4.682% due 02/15/2048	500	518
HSBC Bank PLC
4.125% due 08/12/2020	300	307
HSBC Holdings PLC
3.600% due 05/25/2023	7,500	7,498
6.250% due 03/23/2023 •(g)(h)	3,400	3,451
6.500% due 03/23/2028 •(g)(h)	8,300	8,476
Hudson Pacific Properties LP
3.950% due 11/01/2027	900	864
ING Bank NV
2.450% due 03/16/2020	800	791
International Lease Finance Corp.
8.625% due 01/15/2022	1,900	2,217
Intesa Sanpaolo SpA
3.375% due 01/12/2023	3,600	3,517
Jackson National Life Global Funding
3.250% due 01/30/2024	7,600	7,527
JPMorgan Chase & Co.
2.776% due 04/25/2023 •	9,000	8,793
3.509% due 01/23/2029 •	2,900	2,816
3.540% due 05/01/2028 •	8,500	8,310
6.100% due 10/01/2024 •(g)	13,900	14,612
7.900% due 04/30/2018 •(g)	1,400	1,409
Kilroy Realty LP
4.250% due 08/15/2029	8,900	8,827
Kimco Realty Corp.
4.125% due 12/01/2046	5,900	5,347
LeasePlan Corp. NV
2.500% due 05/16/2018	2,800	2,798
Lehman Brothers Holdings, Inc.
7.000% due 09/27/2027 ^(b)	1,200	51
Lifestorage LP
3.500% due 07/01/2026	1,400	1,339
Lloyds Bank PLC
5.800% due 01/13/2020	300	314
Lloyds Banking Group PLC
4.344% due 01/09/2048	8,000	7,472
4.375% due 03/22/2028	2,500	2,528
Marsh & McLennan Cos., Inc.
4.200% due 03/01/2048	8,900	9,008
MetLife, Inc.
5.700% due 06/15/2035	5,500	6,562
5.875% due 03/15/2028 •(g)	6,500	6,622
Metropolitan Life Global Funding
3.000% due 09/19/2027	7,700	7,276
3.450% due 12/18/2026	7,000	6,840
Mitsubishi UFJ Financial Group, Inc.
2.998% due 02/22/2022	1,600	1,579
Mizuho Financial Group, Inc.
2.273% due 09/13/2021	3,700	3,563
2.601% due 09/11/2022	5,000	4,818
2.953% due 02/28/2022	8,300	8,162
Mutual of Omaha Insurance Co.
4.297% due 07/15/2054 •	8,200	8,292
Nasdaq, Inc.
3.850% due 06/30/2026	7,000	6,913
National Australia Bank Ltd.
2.625% due 07/23/2020	300	298
Nationwide Building Society
4.302% due 03/08/2029 •	11,200	11,181
Nationwide Mutual Insurance Co.
9.375% due 08/15/2039	500	810
Navient Corp.
5.625% due 08/01/2033	1,935	1,703
8.000% due 03/25/2020	3,900	4,154
New York Life Insurance Co.
6.750% due 11/15/2039	2,500	3,393
Nissan Motor Acceptance Corp.
3.450% due 03/15/2023	7,200	7,212
Nordea Bank AB
2.500% due 09/17/2020	300	295

56	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Northern Trust Corp.
4.600% due 10/01/2026 •(g)	$9,600	$9,480
Northwestern Mutual Life Insurance Co.
6.063% due 03/30/2040	10,000	12,673
Omega Healthcare Investors, Inc.
4.500% due 01/15/2025	1,200	1,174
4.950% due 04/01/2024	2,000	2,043
Pacific Life Insurance Co.
4.300% due 10/24/2067 •	2,500	2,392
9.250% due 06/15/2039	9,300	14,921
Prudential Financial, Inc.
4.500% due 09/15/2047 •	7,700	7,357
Quicken Loans, Inc.
5.250% due 01/15/2028	8,100	7,594
Royal Bank of Scotland Group PLC
3.875% due 09/12/2023	3,200	3,163
Santander UK Group Holdings PLC
3.373% due 01/05/2024 •	5,500	5,385
3.823% due 11/03/2028 •	2,000	1,908
SMBC Aviation Capital Finance DAC
3.000% due 07/15/2022	200	196
Springleaf Finance Corp.
6.875% due 03/15/2025	500	503
STORE Capital Corp.
4.500% due 03/15/2028	300	298
Sumitomo Mitsui Financial Group, Inc.
3.102% due 01/17/2023	6,300	6,199
Teachers Insurance & Annuity Association of America
4.270% due 05/15/2047	5,600	5,605
4.375% due 09/15/2054 •	4,800	4,698
6.850% due 12/16/2039	582	777
UBS AG
2.200% due 06/08/2020	20,600	20,212
VEREIT Operating Partnership LP
3.950% due 08/15/2027	400	376
Vonovia Finance BV
5.000% due 10/02/2023	3,100	3,209
Wells Fargo & Co.
3.002% (US0003M + 1.230%) due 10/31/2023 ~	4,800	4,873
5.900% due 06/15/2024 •(g)	8,200	8,457
Welltower, Inc.
5.125% due 03/15/2043	12,400	13,367
Weyerhaeuser Co.
7.375% due 03/15/2032	17,200	22,753
XLIT Ltd.
6.250% due 05/15/2027	100	115
6.375% due 11/15/2024	275	318

		713,168

INDUSTRIALS 26.4%
21st Century Fox America, Inc.
3.375% due 11/15/2026	1,400	1,385
4.750% due 11/15/2046	700	761
5.400% due 10/01/2043	3,600	4,231
6.200% due 12/15/2034	2,000	2,489
ADT Corp.
4.125% due 06/15/2023	8,300	7,823
AEP Transmission Co. LLC
3.100% due 12/01/2026	6,200	5,985
Allergan Funding SCS
3.850% due 06/15/2024	7,477	7,401
4.750% due 03/15/2045	1,700	1,669
4.850% due 06/15/2044	2,000	1,970
American Airlines Pass-Through Trust
3.000% due 04/15/2030	4,862	4,604
3.250% due 04/15/2030	3,306	3,153
3.700% due 04/01/2028	2,077	2,056
4.000% due 01/15/2027	388	389
Amgen, Inc.
2.650% due 05/11/2022	800	781
4.400% due 05/01/2045	13,000	13,010
4.563% due 06/15/2048	6,455	6,591

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.663% due 06/15/2051	$10,179	$10,559
Anadarko Petroleum Corp.
6.450% due 09/15/2036	4,400	5,282
Anheuser-Busch InBev Worldwide, Inc.
4.000% due 04/13/2028 (a)	2,100	2,127
4.600% due 04/15/2048 (a)	5,800	6,003
4.750% due 04/15/2058 (a)	9,900	10,147
Anthem, Inc.
3.350% due 12/01/2024	2,800	2,721
3.650% due 12/01/2027	4,000	3,872
AP Moller - Maersk A/S
3.750% due 09/22/2024	600	590
Applied Materials, Inc.
3.300% due 04/01/2027	2,100	2,064
Arrow Electronics, Inc.
3.250% due 09/08/2024	900	859
Baker Hughes a GE Co. LLC
3.337% due 12/15/2027	3,300	3,157
BAT Capital Corp.
4.390% due 08/15/2037	6,990	6,958
4.540% due 08/15/2047	6,910	6,851
Boral Finance Pty. Ltd.
3.000% due 11/01/2022	200	196
Boston Scientific Corp.
7.375% due 01/15/2040	12,750	17,273
Braskem Netherlands Finance BV
4.500% due 01/10/2028	4,400	4,288
Broadcom Corp.
3.125% due 01/15/2025	400	379
3.875% due 01/15/2027	7,400	7,204
Burlington Northern Santa Fe LLC
6.530% due 07/15/2037	200	258
Campbell Soup Co.
3.650% due 03/15/2023	2,000	2,006
4.150% due 03/15/2028	4,100	4,063
Canadian Natural Resources Ltd.
5.850% due 02/01/2035	2,090	2,385
CBS Corp.
3.375% due 02/15/2028	1,700	1,583
Celgene Corp.
4.350% due 11/15/2047	10,800	10,256
Cenovus Energy, Inc.
4.250% due 04/15/2027 (k)	3,600	3,513
5.250% due 06/15/2037	4,100	4,112
5.400% due 06/15/2047	2,000	2,017
6.750% due 11/15/2039	200	231
Charter Communications Operating LLC
4.200% due 03/15/2028	2,200	2,109
4.464% due 07/23/2022	5,800	5,932
5.375% due 05/01/2047	2,000	1,938
Cheniere Corpus Christi Holdings LLC
7.000% due 06/30/2024	2,000	2,220
Cimarex Energy Co.
3.900% due 05/15/2027	1,100	1,089
Colorado Interstate Gas Co. LLC
6.850% due 06/15/2037	1,300	1,428
Comcast Corp.
3.969% due 11/01/2047	728	691
3.999% due 11/01/2049	19,524	18,322
4.400% due 08/15/2035	9,300	9,604
7.050% due 03/15/2033	7,590	10,053
Constellation Brands, Inc.
3.600% due 02/15/2028	2,600	2,512
4.100% due 02/15/2048	7,000	6,519
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026	2,392	2,440
Cox Communications, Inc.
3.350% due 09/15/2026	8,400	8,007
4.600% due 08/15/2047	1,100	1,055
CRH America Finance, Inc.
3.400% due 05/09/2027	600	576
4.400% due 05/09/2047	200	200
CRH America, Inc.
3.875% due 05/18/2025	2,600	2,618

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CSX Corp.
6.150% due 05/01/2037	$800	$995
CVS Health Corp.
4.780% due 03/25/2038	1,300	1,320
5.050% due 03/25/2048	2,100	2,213
CVS Pass-Through Trust
6.036% due 12/10/2028	107	115
7.507% due 01/10/2032	17,193	20,309
Dell International LLC
4.420% due 06/15/2021	3,700	3,797
Deutsche Telekom International Finance BV
8.750% due 06/15/2030	10,391	14,713
Discovery Communications LLC
5.000% due 09/20/2037	2,300	2,296
5.200% due 09/20/2047	2,400	2,400
DISH DBS Corp.
5.000% due 03/15/2023	8,500	7,703
Energy Transfer LP
4.200% due 04/15/2027	1,500	1,450
5.300% due 04/15/2047	9,200	8,655
6.050% due 06/01/2041	3,200	3,252
6.625% due 10/15/2036	5,200	5,765
7.500% due 07/01/2038	700	847
Enterprise Products Operating LLC
4.450% due 02/15/2043	1,000	997
4.850% due 08/15/2042	642	677
4.850% due 03/15/2044	1,850	1,942
5.750% due 03/01/2035	600	672
5.950% due 02/01/2041	1,500	1,782
6.125% due 10/15/2039	800	961
6.875% due 03/01/2033	10,000	12,612
ERAC USA Finance LLC
4.500% due 02/15/2045	1,550	1,535
FAGE International S.A.
5.625% due 08/15/2026	300	280
GATX Corp.
2.507% due 11/05/2021 ~	5,300	5,330
General Electric Co.
5.500% due 01/08/2020	600	624
5.550% due 05/04/2020	100	105
Georgia-Pacific LLC
7.750% due 11/15/2029	80	109
8.000% due 01/15/2024	1,750	2,169
Goldcorp, Inc.
5.450% due 06/09/2044	2,200	2,456
Hackensack Meridian Health, Inc.
4.500% due 07/01/2057	1,340	1,446
Harris Corp.
2.247% due 04/30/2020 ~	5,200	5,204
Heineken NV
3.500% due 01/29/2028	12,100	11,769
Hess Corp.
7.300% due 08/15/2031	839	1,008
International Paper Co.
5.000% due 09/15/2035	100	107
5.150% due 05/15/2046	4,700	4,969
6.000% due 11/15/2041	500	574
JM Smucker Co.
3.375% due 12/15/2027	6,600	6,304
Kaiser Foundation Hospitals
4.150% due 05/01/2047	7,975	8,226
Kansas City Southern
3.125% due 06/01/2026	1,100	1,045
4.950% due 08/15/2045	5,200	5,596
KeySpan Corp.
5.803% due 04/01/2035	120	146
Kinder Morgan Energy Partners LP
6.500% due 09/01/2039	7,000	8,011
6.950% due 01/15/2038	5,470	6,630
7.300% due 08/15/2033	3,000	3,641
Kraft Heinz Foods Co.
4.375% due 06/01/2046	1,800	1,646
5.200% due 07/15/2045	6,960	7,088
6.500% due 02/09/2040	9,600	11,515
7.125% due 08/01/2039	3,150	4,012

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	57

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Lennar Corp.
4.750% due 11/29/2027	$800	$770
Lowe’s Cos., Inc.
4.050% due 05/03/2047	11,500	11,375
Martin Marietta Materials, Inc.
2.702% due 12/20/2019 ~	800	801
Masco Corp.
3.500% due 04/01/2021	500	503
Massachusetts Institute of Technology
4.678% due 07/01/2114	2,740	3,061
McDonald’s Corp.
3.350% due 04/01/2023	1,600	1,610
4.450% due 03/01/2047	1,000	1,037
Moody’s Corp.
5.250% due 07/15/2044	8,000	9,371
Murphy Oil Corp.
5.750% due 08/15/2025	4,700	4,641
Mylan NV
3.950% due 06/15/2026	3,400	3,301
NBCUniversal Enterprise, Inc.
5.250% due 03/19/2021 (g)	10,000	10,400
New York and Presbyterian Hospital
4.063% due 08/01/2056	900	893
4.763% due 08/01/2116	3,500	3,616
Newell Brands, Inc.
5.375% due 04/01/2036	700	730
Northwell Healthcare, Inc.
4.260% due 11/01/2047	3,600	3,554
Norwegian Air Shuttle ASA Pass-Through Trust
4.875% due 11/10/2029	5,715	5,638
NVIDIA Corp.
3.200% due 09/16/2026	4,200	4,053
Occidental Petroleum Corp.
4.200% due 03/15/2048	2,500	2,520
Oracle Corp.
3.250% due 11/15/2027	7,100	6,929
3.800% due 11/15/2037	4,200	4,155
3.850% due 07/15/2036	2,800	2,775
4.000% due 11/15/2047	1,100	1,089
4.300% due 07/08/2034	2,000	2,113
4.500% due 07/08/2044	900	961
Penske Truck Leasing Co. LP
3.950% due 03/10/2025	4,100	4,113
PepsiCo, Inc.
4.000% due 05/02/2047	8,700	8,749
Post Holdings, Inc.
5.000% due 08/15/2026	2,300	2,191
Pride International LLC
7.875% due 08/15/2040	3,500	3,001
QUALCOMM, Inc.
4.800% due 05/20/2045	2,800	2,921
QVC, Inc.
5.950% due 03/15/2043	3,500	3,422
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027	850	931
Reckitt Benckiser Treasury Services PLC
2.375% due 06/24/2022	6,500	6,242
RELX Capital, Inc.
3.500% due 03/16/2023	5,900	5,912
Reynolds American, Inc.
7.250% due 06/15/2037	200	263
Rockies Express Pipeline LLC
6.875% due 04/15/2040	4,700	5,444
S&P Global, Inc.
2.950% due 01/22/2027	200	190
4.000% due 06/15/2025	2,300	2,352
Sabine Pass Liquefaction LLC
4.200% due 03/15/2028	2,400	2,367
5.000% due 03/15/2027	2,700	2,805
5.625% due 04/15/2023	700	748
5.750% due 05/15/2024	1,100	1,185
5.875% due 06/30/2026	5,900	6,455
6.250% due 03/15/2022	800	869

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Shire Acquisitions Investments Ireland DAC
2.400% due 09/23/2021	$4,400	$4,251
2.875% due 09/23/2023	700	669
3.200% due 09/23/2026	500	467
Southern Co.
3.250% due 07/01/2026	500	476
4.250% due 07/01/2036	5,400	5,509
Southern Natural Gas Co. LLC
4.800% due 03/15/2047	1,400	1,479
Spirit AeroSystems, Inc.
3.850% due 06/15/2026	400	395
Sprint Spectrum Co. LLC
3.360% due 03/20/2023	2,800	2,790
4.738% due 09/20/2029	2,700	2,720
5.152% due 09/20/2029	4,800	4,836
Telefonica Emisiones S.A.U.
4.665% due 03/06/2038	6,300	6,384
4.895% due 03/06/2048	6,700	6,838
7.045% due 06/20/2036	7,100	9,021
Tencent Holdings Ltd.
3.595% due 01/19/2028	4,000	3,833
Tennessee Gas Pipeline Co. LLC
7.000% due 10/15/2028	3,000	3,588
7.625% due 04/01/2037	4,720	6,077
8.375% due 06/15/2032	3,600	4,583
Teva Pharmaceutical Finance Co. LLC
6.150% due 02/01/2036	49	46
Teva Pharmaceutical Finance Netherlands BV
2.800% due 07/21/2023	8,662	7,345
Texas Eastern Transmission LP
7.000% due 07/15/2032	3,250	4,131
Time Warner Cable LLC
4.500% due 09/15/2042	100	87
5.875% due 11/15/2040	1,000	1,046
6.550% due 05/01/2037	14,450	16,272
6.750% due 06/15/2039	2,700	3,079
7.300% due 07/01/2038	1,225	1,469
Topaz Solar Farms LLC
4.875% due 04/20/2018	5,241	5,415
Transcontinental Gas Pipe Line Co. LLC
4.000% due 03/15/2028	1,200	1,173
4.600% due 03/15/2048	2,000	1,940
Transurban Finance Co. Pty. Ltd.
4.125% due 02/02/2026	300	302
TTX Co.
4.200% due 07/01/2046	3,000	2,977
U.S. Airways Pass-Through Trust
3.950% due 05/15/2027	5,100	5,100
4.625% due 12/03/2026	4,786	4,944
5.900% due 04/01/2026	2,907	3,146
United Airlines Pass-Through Trust
2.875% due 04/07/2030	600	567
3.100% due 04/07/2030	600	566
4.000% due 10/11/2027	1,721	1,742
4.300% due 02/15/2027	11,997	12,394
UnitedHealth Group, Inc.
4.625% due 07/15/2035	8,900	9,738
4.750% due 07/15/2045	5,700	6,289
University of Notre Dame du Lac
3.394% due 02/15/2048	7,000	6,721
University of Southern California
3.841% due 10/01/2047	2,800	2,872
VMware, Inc.
2.300% due 08/21/2020	2,300	2,238
2.950% due 08/21/2022	500	480
WestJet Airlines Ltd.
3.500% due 06/16/2021	2,300	2,292
WestRock Co.
4.000% due 03/15/2028	2,700	2,705
Whirlpool Corp.
4.500% due 06/01/2046	1,100	1,098
Williams Partners LP
4.850% due 03/01/2048	500	496

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Woodside Finance Ltd.
3.700% due 09/15/2026	$7,000	$6,901
3.700% due 03/15/2028	2,500	2,413
Zimmer Biomet Holdings, Inc.
3.700% due 03/19/2023	600	602
Zoetis, Inc.
3.000% due 09/12/2027	2,200	2,064

		790,205

UTILITIES 12.9%
AEP Texas, Inc.
6.650% due 02/15/2033	1,800	2,312
Allegheny Energy Supply Co. LLC
6.750% due 10/15/2039	11,500	16,732
American Water Capital Corp.
2.950% due 09/01/2027	2,000	1,900
3.750% due 09/01/2047	3,400	3,254
4.300% due 12/01/2042	2,600	2,796
AT&T, Inc.
3.900% due 08/14/2027	7,600	7,662
4.500% due 05/15/2035	700	687
4.500% due 03/09/2048	65	60
4.550% due 03/09/2049	30,507	28,559
4.900% due 08/14/2037	11,300	11,418
5.150% due 02/14/2050	11,300	11,438
5.250% due 03/01/2037	7,800	8,265
5.350% due 09/01/2040	2,932	3,083
Berkshire Hathaway Energy Co.
6.125% due 04/01/2036	2,246	2,867
BG Energy Capital PLC
5.125% due 10/15/2041	6,100	6,893
British Telecommunications PLC
9.125% due 12/15/2030	730	1,068
Cleco Corporate Holdings LLC
3.743% due 05/01/2026	7,100	6,766
4.973% due 05/01/2046	1,000	1,030
Consolidated Edison Co. of New York, Inc.
6.750% due 04/01/2038	9,190	12,598
Duke Energy Carolinas LLC
3.750% due 06/01/2045	2,000	1,937
4.000% due 09/30/2042	400	403
Duke Energy Florida LLC
3.850% due 11/15/2042	4,600	4,527
6.350% due 09/15/2037	200	269
Duke Energy Ohio, Inc.
5.400% due 06/15/2033	110	123
Duke Energy Progress LLC
6.300% due 04/01/2038	800	1,069
Edison International
4.125% due 03/15/2028	2,500	2,519
Electricite de France S.A.
5.250% due 10/13/2055	1,071	1,194
Enel Finance International NV
2.875% due 05/25/2022	2,100	2,051
3.500% due 04/06/2028	6,300	5,905
3.625% due 05/25/2027	800	763
4.750% due 05/25/2047	300	308
Exelon Corp.
5.100% due 06/15/2045	19,400	21,662
5.625% due 06/15/2035	600	717
Florida Power & Light Co.
3.700% due 12/01/2047	1,100	1,077
3.950% due 03/01/2048	1,300	1,320
4.050% due 10/01/2044	1,805	1,869
Indiana Michigan Power Co.
6.050% due 03/15/2037	800	1,007
ITC Holdings Corp.
2.700% due 11/15/2022	7,400	7,186
Koninklijke KPN NV
8.375% due 10/01/2030	3,000	4,082
Monongahela Power Co.
3.550% due 05/15/2027	1,100	1,094

58	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New England Power Co.
3.800% due 12/05/2047	$2,300	$2,232
New York State Electric & Gas Corp.
3.250% due 12/01/2026	8,900	8,678
Niagara Mohawk Power Corp.
4.119% due 11/28/2042	3,500	3,581
Northern States Power Co.
3.600% due 09/15/2047	6,300	6,014
Ohio Power Co.
5.850% due 10/01/2035	100	121
6.600% due 02/15/2033	30	39
6.600% due 03/01/2033	65	86
Pacific Gas & Electric Co.
4.000% due 12/01/2046	4,900	4,605
6.350% due 02/15/2038	13,200	16,264
PacifiCorp
5.750% due 04/01/2037	60	74
6.000% due 01/15/2039	2,040	2,639
6.100% due 08/01/2036	60	79
Petrobras Global Finance BV
5.999% due 01/27/2028	10,246	10,156
6.125% due 01/17/2022	9,500	10,175
Plains All American Pipeline LP
3.600% due 11/01/2024	400	382
4.500% due 12/15/2026	200	199
4.900% due 02/15/2045	6,400	5,897
PPL Capital Funding, Inc.
4.000% due 09/15/2047	6,500	6,284
Progress Energy, Inc.
7.750% due 03/01/2031	3,500	4,772
Public Service Electric & Gas Co.
4.000% due 06/01/2044	5,700	5,819
SES S.A.
3.600% due 04/04/2023	4,600	4,511
5.300% due 04/04/2043	3,800	3,417
Shell International Finance BV
3.625% due 08/21/2042	4,900	4,644
4.375% due 05/11/2045	4,500	4,785
Sierra Pacific Power Co.
6.750% due 07/01/2037	3,600	4,853
Southern California Edison Co.
6.000% due 01/15/2034	3,600	4,503
Southwestern Electric Power Co.
6.200% due 03/15/2040	2,100	2,673
Transcanada Trust
5.300% due 03/15/2077 •	4,400	4,353
Verizon Communications, Inc.
4.522% due 09/15/2048	39,586	38,229
4.672% due 03/15/2055	1,000	954
4.862% due 08/21/2046	5,100	5,158
5.012% due 04/15/2049	3,574	3,712
5.012% due 08/21/2054	8,419	8,408
5.250% due 03/16/2037	6,200	6,696
5.500% due 03/16/2047	3,800	4,220
Virginia Electric & Power Co.
3.800% due 09/15/2047	1,100	1,065
Wisconsin Electric Power Co.
4.300% due 12/15/2045	3,600	3,796

		384,543

Total Corporate Bonds & Notes (Cost $1,843,162)		1,887,916

MUNICIPAL BONDS & NOTES 4.2%

CALIFORNIA 1.0%
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035	6,800	9,461
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043	900	1,242
Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	1,400	2,069

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
University of California Revenue Bonds, Series 2012
4.858% due 05/15/2112	$14,500	$15,792

		28,564

COLORADO 0.0%
Colorado State Certificates of Participation Bonds, (BABs), Series 2009
6.650% due 09/15/2045	1,000	1,402

GEORGIA 0.8%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.637% due 04/01/2057	5,325	6,633
6.655% due 04/01/2057	13,800	17,034

		23,667

ILLINOIS 0.5%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	10,900	13,838
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	500	661
Illinois State General Obligation Bonds, (BABs), Series 2010
6.725% due 04/01/2035	100	105

		14,604

KANSAS 0.1%
Kansas Development Finance Authority Revenue Bonds, Series 2015
4.927% due 04/15/2045	2,600	2,869

MISSISSIPPI 0.1%
Mississippi Development Bank Revenue Bonds, (BABs), Series 2010
6.413% due 01/01/2040	3,100	4,064

NEW MEXICO 0.0%
New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2017
4.406% due 08/01/2046	1,000	1,042

OHIO 0.5%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.834% due 02/15/2041	6,480	9,976
Ohio State University Revenue Bonds, Series 2011
4.800% due 06/01/2111	4,935	5,418

		15,394

PENNSYLVANIA 0.2%
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, Series 2016
4.014% due 06/01/2033	600	615
4.144% due 06/01/2038	500	520
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, Series 2018
3.864% due 06/01/2038	4,100	4,130

		5,265

TEXAS 0.7%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	5,450	7,282

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Texas Public Finance Authority Revenue Notes, Series 2014
8.250% due 07/01/2024	$13,100	$13,473

		20,755

WEST VIRGINIA 0.3%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	7,730	7,682

Total Municipal Bonds & Notes (Cost $107,521)		125,308

U.S. GOVERNMENT AGENCIES 18.1%
Fannie Mae
0.000% due 03/23/2028 (d)	300	217
0.000% due 05/15/2030 (d)(k)	43,612	29,305
1.932% (LIBOR01M + 0.060%) due 07/25/2037 ~	20	20
2.002% (LIBOR01M + 0.130%) due 03/25/2036 ~	7	6
2.272% (LIBOR01M + 0.400%) due 09/25/2032 ~	10	10
2.401% (12MTA + 1.200%) due 06/01/2043 ~	138	141
2.787% (US0012M + 1.037%) due 06/01/2035 ~	796	834
3.000% due 10/25/2046 «	263	235
3.000% due 12/25/2046	1,201	1,069
3.010% (US0006M + 1.453%) due 10/01/2035 ~	533	559
3.050% (US0006M + 1.550%) due 06/01/2035 ~	921	959
3.097% (US0012M + 1.353%) due 12/01/2034 ~	393	407
3.116% (US0006M + 1.455%) due 04/01/2035 ~	481	504
3.250% due 11/01/2042	2,763	2,696
3.280% (US0012M + 1.525%) due 09/01/2035 ~	29	31
3.415% (H15T1Y + 2.111%) due 12/01/2033 ~	24	25
3.465% due 05/25/2035 ~	577	606
3.500% (US0012M + 1.750%) due 08/01/2035 ~	60	64
3.530% (US0012M + 1.780%) due 11/01/2035 ~	11	12
3.551% (H15T1Y + 2.360%) due 11/01/2034 ~	832	884
4.000% due 02/25/2019	2	2
5.000% due 08/25/2033	62	67
5.500% due 04/25/2033 - 09/25/2035	4,479	5,223
5.900% due 07/25/2042	10	11
6.000% due 07/25/2031 - 03/25/2036	890	1,090
6.080% due 09/01/2028 (k)	1,800	2,292
6.500% due 05/25/2032	2	2
Fannie Mae, TBA
2.500% due 04/01/2048	42,800	40,299
3.500% due 05/01/2033 - 05/01/2048	66,500	67,252
4.000% due 04/01/2048 - 06/01/2048	141,500	144,950
5.000% due 06/01/2048	2,800	2,980
Federal Farm Credit Bank
5.125% due 07/09/2029 (k)	500	591
5.750% due 12/07/2028	20	25
Freddie Mac
0.000% due 03/15/2031 (d)(k)	11,600	7,527
1.927% (LIBOR01M + 0.150%) due 08/15/2019 - 10/15/2020 ~	5	6
2.177% (LIBOR01M + 0.400%) due 01/15/2033 ~	4	4
2.263% (12MTA + 1.200%) due 02/25/2045 ~	9	9
2.277% (LIBOR01M + 0.500%) due 09/15/2030 ~	2	2

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	59

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.401% (12MTA + 1.200%) due 10/25/2044 ~	$36	$36
3.375% (US0012M + 1.625%) due 10/01/2035 ~	34	35
3.475% (US0012M + 1.725%) due 04/01/2035 ~	64	67
3.576% (US0012M + 1.726%) due 06/01/2035 ~	10	11
4.000% due 06/15/2041	14,206	14,905
5.000% due 03/01/2038 - 12/01/2038	930	1,004
5.500% due 02/15/2024	87	91
6.000% due 06/15/2035 - 10/01/2037	482	579
6.500% due 10/25/2043	75	85
Ginnie Mae
2.625% (H15T1Y + 1.500%) due 05/20/2030 ~	66	68
Israel Government AID Bond
0.000% due 08/15/2024 - 11/01/2024 (d)	9,298	7,661
Residual Funding Corp. STRIPS
0.000% due 01/15/2030 - 04/15/2030 (d)	266,167	182,389
Resolution Funding Corp. STRIPS
0.000% due 07/15/2026 - 07/15/2029 (d)	30,294	22,378
Small Business Administration
5.290% due 12/01/2027	348	363
5.510% due 11/01/2027	93	98

Total U.S. Government Agencies (Cost $518,894)		540,686

U.S. TREASURY OBLIGATIONS 45.7%
U.S. Treasury Bonds
2.500% due 02/15/2045 (k)(o)	33,000	30,074
2.500% due 02/15/2046 (k)	77,440	70,342
2.500% due 05/15/2046 (k)	114,680	104,061
2.750% due 08/15/2042 (k)(o)	70,150	67,661
2.750% due 11/15/2042 (k)	54,850	52,849
2.750% due 08/15/2047 (k)(o)	6,230	5,942
2.750% due 11/15/2047 (k)	63,290	60,383
2.875% due 05/15/2043 (k)(o)	58,550	57,610
2.875% due 08/15/2045 (k)	26,530	26,004
3.000% due 05/15/2042 (o)	860	868
3.000% due 11/15/2044 (k)	40,490	40,683
3.000% due 11/15/2045 (k)	1,524	1,530
3.000% due 02/15/2048	4,500	4,517
3.125% due 02/15/2042 (k)(o)	6,500	6,705
3.125% due 02/15/2043 (k)	191,306	196,857
3.375% due 05/15/2044 (k)(o)	10,400	11,164
3.625% due 08/15/2043 (k)	142,963	159,766
3.625% due 02/15/2044 (k)	12,960	14,496
3.750% due 11/15/2043 (k)	132,800	151,422
3.875% due 08/15/2040 (k)	16,100	18,622
4.750% due 02/15/2041 (k)	4,580	5,971
U.S. Treasury Inflation Protected Securities (f)
0.375% due 01/15/2027 (k)(m)(o)	7,419	7,226
0.375% due 07/15/2027 (k)(o)	4,519	4,406
0.500% due 01/15/2028 (k)(m)	15,204	14,922
0.625% due 01/15/2026 (m)(o)	3,818	3,815
0.875% due 02/15/2047 (k)(o)	9,447	9,362
1.750% due 01/15/2028 (m)(o)	9,087	9,985
2.500% due 01/15/2029 (k)(o)	26,692	31,599
U.S. Treasury STRIPS (d)
0.000% due 11/15/2032 (k)	37,600	24,543
0.000% due 05/15/2033 (k)	8,800	5,661
0.000% due 08/15/2033 (o)	2,300	1,468
0.000% due 11/15/2033 (k)	9,500	6,021
0.000% due 02/15/2034 (k)	20,000	12,556
0.000% due 05/15/2034 (k)	78,500	48,947
0.000% due 08/15/2034 (k)(o)	36,240	22,421
0.000% due 11/15/2034 (k)	29,000	17,807
0.000% due 05/15/2035 (k)	32,500	19,664
0.000% due 11/15/2036 (k)(m)	37,600	21,732
0.000% due 05/15/2037 (k)	18,900	10,788
0.000% due 08/15/2037 (k)(m)	8,900	5,036

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.000% due 08/15/2040 (k)(o)	$5,930	$3,089

Total U.S. Treasury Obligations (Cost $1,383,592)		1,368,575

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.9%
1345 Avenue of the Americas & Park Avenue Plaza Trust
5.278% due 08/10/2035	6,000	6,521
American Home Mortgage Assets Trust
2.203% (12MTA + 0.920%) due 11/25/2046 ~	2,013	1,135
American Home Mortgage Investment Trust
4.211% (US0006M + 2.000%) due 02/25/2045 ~	14	14
AREIT Trust
2.350% due 02/15/2035 ~	3,000	3,009
BAMLL Commercial Mortgage Securities Trust
4.185% due 08/15/2046 ~	13,300	13,995
Banc of America Funding Trust
3.608% due 05/25/2035 ~	16	16
3.642% due 02/20/2036 ~	548	544
4.028% due 01/20/2047 ^~	50	48
Barclays Commercial Mortgage Securities Trust
4.197% due 08/10/2035	2,500	2,641
4.957% due 08/10/2035 ~	8,700	9,029
Bear Stearns Adjustable Rate Mortgage Trust
2.782% due 11/25/2030 ~	51	50
3.520% (H15T1Y + 2.300%) due 10/25/2035 ~	116	119
3.619% due 10/25/2035 ~	19	19
3.673% due 11/25/2034 ~	34	33
3.765% due 05/25/2047 ^~	1,473	1,423
3.794% due 02/25/2034 ~	14	15
4.000% due 05/25/2034 ~	1	1
Bear Stearns ALT-A Trust
3.541% due 11/25/2036 ~	261	245
3.589% due 09/25/2035 ~	5,305	4,727
4.267% due 11/25/2036 ^~	185	159
BWAY Mortgage Trust
3.454% due 03/10/2033	7,280	7,270
Chase Mortgage Finance Trust
3.580% due 03/25/2037 ^~	517	515
5.500% due 11/25/2035	4,236	4,062
Citigroup Mortgage Loan Trust
1.942% (LIBOR01M + 0.070%) due 01/25/2037 ~	53	45
2.421% (US0001M + 0.800%) due 08/25/2035 ^~	306	288
3.630% (H15T1Y + 2.400%) due 10/25/2035 ~	68	69
Citigroup Mortgage Loan Trust, Inc.
3.180% (H15T1Y + 2.150%) due 09/25/2035 ~	105	107
3.410% (H15T1Y + 2.100%) due 09/25/2035 ~	153	155
Commercial Mortgage Trust
3.140% due 10/10/2036	4,300	4,170
Core Industrial Trust
3.494% due 02/10/2037	4,250	4,196
Countrywide Alternative Loan Trust
2.017% (US0001M + 0.195%) due 12/20/2046 ^~	1,051	897
2.032% (US0001M + 0.210%) due 03/20/2046 ~	250	213
2.062% (US0001M + 0.190%) due 09/25/2046 ^~	1,424	1,310
2.152% (US0001M + 0.280%) due 02/25/2037 ~	111	101
5.500% due 03/25/2036 ^	118	93
6.250% due 08/25/2037 ^	172	151
Countrywide Home Loan Mortgage Pass-Through Trust
2.332% (US0001M + 0.460%) due 05/25/2035 ~	106	98
2.512% (US0001M + 0.640%) due 03/25/2035 ~	312	276

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.412% due 08/25/2034 ^~	$34	$33
3.462% (US0012M + 1.750%) due 02/20/2036 ^~	115	102
3.491% due 11/25/2034 ~	129	129
3.493% due 04/20/2035 ~	17	17
3.498% due 08/25/2034 ^~	81	79
3.511% due 11/20/2034 ~	21	21
3.520% due 02/20/2035 ~	29	29
3.537% (US0012M + 1.750%) due 02/20/2036 ^~	171	157
5.250% due 05/25/2035	199	176
Countrywide Home Loan Reperforming REMIC Trust
2.292% (US0001M + 0.420%) due 07/25/2036 ~	4,886	4,551
Credit Suisse First Boston Mortgage Securities Corp.
3.423% due 08/25/2033 ~	4	4
Credit Suisse First Boston Mortgage-Backed Pass-through Trust
3.093% due 07/25/2033 ~	20	20
Credit Suisse Mortgage Capital Certificates
1.791% (US0001M + 0.170%) due 11/27/2036 ~	12,696	12,653
DBUBS Mortgage Trust
3.090% (LIBOR01M + 1.350%) due 07/12/2044 ~	3,278	3,316
DLJ Mortgage Acceptance Corp.
4.624% due 11/25/2023 ~	8	8
Downey Savings & Loan Association Mortgage Loan Trust
2.068% (US0001M + 0.260%) due 08/19/2045 ~	143	136
First Horizon Mortgage Pass-Through Trust
3.261% due 08/25/2035 ~	27	23
3.706% due 12/25/2034 ~	7	7
GS Mortgage Securities Trust
2.777% due 10/10/2049	2,720	2,651
3.602% due 10/10/2049 ~	5,225	5,197
GSMPS Mortgage Loan Trust
2.222% (US0001M + 0.350%) due 01/25/2036 ~	688	599
GSR Mortgage Loan Trust
3.614% due 09/25/2035 ~	79	81
3.641% due 11/25/2035 ~	14	14
HarborView Mortgage Loan Trust
1.988% (US0001M + 0.180%) due 07/19/2046 ^~	2,623	1,741
1.998% (US0001M + 0.190%) due 01/19/2038 ~	677	666
2.048% (LIBOR01M + 0.240%) due 03/19/2036 ~	235	204
3.806% due 07/19/2035 ^~	89	81
IndyMac Mortgage Loan Trust
2.072% (US0001M + 0.200%) due 06/25/2046 ~	844	730
3.491% due 04/25/2037 ^~	316	283
3.494% due 12/25/2034 ~	27	27
3.537% due 04/25/2037 ~	174	164
JPMorgan Chase Commercial Mortgage Securities Re-REMIC Trust
3.227% (LIBOR01M + 1.450%) due 01/15/2033 ~	601	603
JPMorgan Chase Commercial Mortgage Securities Trust
3.379% due 09/15/2050	3,600	3,595
4.106% due 07/15/2046	6,787	6,789
JPMorgan Mortgage Trust
3.688% due 07/25/2035 ~	3,309	3,429
3.702% due 02/25/2035 ~	8	8
MASTR Adjustable Rate Mortgages Trust
2.082% (US0001M + 0.210%) due 04/25/2046 ~	822	712
3.469% due 11/21/2034 ~	152	156
MASTR Alternative Loan Trust
5.500% due 01/25/2025	70	71
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
2.477% (US0001M + 0.700%) due 11/15/2031 ~	55	55

60	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.217% (US0001M + 0.440%) due 12/15/2030 ~	$73	$71
Merrill Lynch Mortgage Investors Trust
2.082% (US0001M + 0.210%) due 02/25/2036 ~	350	338
2.122% (US0001M + 0.250%) due 11/25/2035 ~	2	2
2.664% (US0001M + 1.000%) due 10/25/2035 ~	10	9
2.911% (US0006M + 1.250%) due 10/25/2035 ~	66	66
3.452% due 05/25/2033 ~	23	23
3.543% due 02/25/2034 ~	15	15
3.855% due 07/25/2034 ~	146	148
3.879% due 05/25/2033 ~	11	11
Morgan Stanley Bank of America Merrill Lynch Trust
2.729% due 09/15/2049	3,100	3,016
Motel 6 Trust
2.697% due 08/15/2034 ~	12,444	12,502
Prime Mortgage Trust
2.272% (US0001M + 0.400%) due 02/25/2034 ~	3	3
Residential Accredit Loans, Inc. Trust
2.082% (US0001M + 0.210%) due 04/25/2046 ~	240	121
6.000% due 06/25/2036	73	67
Residential Asset Securitization Trust
2.272% (US0001M + 0.400%) due 01/25/2046 ^~	254	128
SFAVE Commercial Mortgage Securities Trust
3.872% due 01/05/2043 ~	13,400	13,392
Structured Adjustable Rate Mortgage Loan Trust
2.092% (US0001M + 0.220%) due 05/25/2037 ~	264	263
2.682% (12MTA + 1.400%) due 01/25/2035 ~	83	79
3.472% due 12/25/2034 ~	227	225
3.627% due 08/25/2035 ~	32	32
Structured Asset Mortgage Investments Trust
2.058% (US0001M + 0.250%) due 07/19/2035 ~	52	51
2.082% (US0001M + 0.210%) due 04/25/2036 ~	1,263	1,163
2.092% (US0001M + 0.220%) due 05/25/2036 ~	285	261
2.152% (US0001M + 0.280%) due 02/25/2036 ^~	579	553
2.182% (US0001M + 0.310%) due 12/25/2035 ^~	10	9
2.468% (US0001M + 0.660%) due 10/19/2034 ~	31	30
Structured Asset Securities Corp.
3.462% due 12/25/2033 ~	24	24
WaMu Mortgage Pass-Through Certificates Trust
1.983% (12MTA + 0.700%) due 02/25/2047 ^~	731	652
1.983% (12MTA + 0.700%) due 03/25/2047 ^~	432	391
2.013% (12MTA + 0.730%) due 01/25/2047 ~	3	3
2.043% (12MTA + 0.760%) due 04/25/2047 ~	1,656	1,648
2.142% (US0001M + 0.270%) due 12/25/2045 ~	88	87
2.162% (US0001M + 0.290%) due 10/25/2045 ~	1,186	1,188
2.182% (US0001M + 0.310%) due 01/25/2045 ~	61	61
2.242% (US0001M + 0.370%) due 05/25/2034 ~	650	597
2.253% (COF 11 + 1.500%) due 05/25/2046 ~	45	43
2.277% (COF 11 + 1.500%) due 09/25/2046 ~	25	25
2.277% (COF 11 + 1.500%) due 10/25/2046 ~	7	7

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.277% (COF 11 + 1.500%) due 11/25/2046 ~	$79	$75
2.283% (12MTA + 1.000%) due 08/25/2046 ~	2,253	2,120
2.683% (12MTA + 1.400%) due 08/25/2042 ~	2	2
3.036% due 12/25/2036 ^~	385	370
3.368% due 02/25/2037 ^~	496	484
3.708% due 03/25/2034 ~	193	197
Washington Mutual Mortgage Pass-Through Certificates Trust
2.253% (12MTA + 0.970%) due 05/25/2046 ~	634	548
Wells Fargo Commercial Mortgage Trust
4.393% due 11/15/2043	13,100	13,534
Wells Fargo Mortgage-Backed Securities Trust
3.528% due 09/25/2034 ~	67	69
3.750% due 01/25/2035 ~	15	16
3.755% due 03/25/2036 ~	625	633
Worldwide Plaza Trust
3.526% due 11/10/2036	3,300	3,308

Total Non-Agency Mortgage-Backed Securities (Cost $168,541)		175,736

ASSET-BACKED SECURITIES 1.6%
Aircraft Certificate Owner Trust
7.001% due 09/20/2022 «	1,357	1,418
Amortizing Residential Collateral Trust
2.452% (US0001M + 0.580%) due 07/25/2032 ~	1	1
Bayview Koitere Fund Trust
3.623% due 03/28/2033	1,060	1,060
Bayview Opportunity Master Fund Trust
3.672% due 03/28/2033 «	450	450
3.721% due 02/28/2033	910	911
Bear Stearns Asset-Backed Securities Trust
3.558% due 07/25/2036 ~	86	87
3.829% due 10/25/2036 ~	34	35
Citigroup Mortgage Loan Trust
1.932% (US0001M + 0.060%) due 07/25/2045 ~	11	9
Countrywide Asset-Backed Certificates
2.352% (LIBOR01M + 0.480%) due 12/25/2031 ^~	8	7
Credit Suisse Mortgage Capital Trust
4.500% due 03/25/2021	2,925	2,939
Credit-Based Asset Servicing and Securitization LLC
1.942% (US0001M + 0.070%) due 01/25/2037 ^~	33	15
1.992% (LIBOR01M + 0.120%) due 07/25/2037 ~	27	18
2.772% (US0001M + 0.900%) due 07/25/2035 ~	77	76
4.170% due 04/25/2037	721	728
Dryden Senior Loan Fund
2.620% due 10/15/2027 ~	3,400	3,406
ECMC Group Student Loan Trust
2.533% due 02/27/2068 ~	2,300	2,302
Equity One Mortgage Pass-Through Trust
5.699% due 07/25/2034	925	935
First NLC Trust
1.942% (US0001M + 0.070%) due 08/25/2037 ~	21	13
GE-WMC Mortgage Securities Trust
1.912% (US0001M + 0.040%) due 08/25/2036 ~	1	1
GSAMP Trust
1.942% (US0001M + 0.070%) due 12/25/2036 ~	8	4
Lehman ABS Mortgage Loan Trust
1.962% (US0001M + 0.090%) due 06/25/2037 ~	20	14

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Long Beach Mortgage Loan Trust
2.432% (US0001M + 0.560%) due 10/25/2034 ~		$5	$5
Mastr Asset Backed Securities Trust
2.132% (US0001M + 0.260%) due 02/25/2036 ~		6,608	6,479
MESA Trust
2.421% (LIBOR01M + 0.400%) due 12/25/2031 ~		33	32
Navient Student Loan Trust
3.022% (US0001M + 1.150%) due 03/25/2066 ~		4,839	4,923
Nelnet Student Loan Trust
3.594% (US0003M + 1.650%) due 11/25/2024 ~		389	395
New Century Home Equity Loan Trust
2.612% (US0001M + 0.740%) due 08/25/2034 ~		17	16
2.952% (US0001M + 1.080%) due 01/25/2034 ~		280	281
4.571% due 08/25/2035		199	208
Securitized Asset-Backed Receivables LLC Trust
2.002% (US0001M + 0.130%) due 05/25/2037 ^~		58	45
SLM Student Loan Trust
1.785% (US0003M + 0.040%) due 01/25/2019 ~		654	653
3.245% (US0003M + 1.500%) due 04/25/2023 ~		9,630	9,836
Soundview Home Loan Trust
1.952% (US0001M + 0.080%) due 06/25/2037 ~		13	10
Sunset Mortgage Loan Co. LLC
4.459% due 09/18/2045		132	133
VOLT LLC
3.125% due 09/25/2047		6,713	6,693
3.250% due 06/25/2047		69	68
Wells Fargo Home Equity Asset-Backed Securities Trust
2.142% (US0001M + 0.270%) due 07/25/2036 ~		3,400	3,347
WhiteHorse Ltd.
2.978% (US0003M + 1.200%) due 02/03/2025 ~		1,578	1,579

Total Asset-Backed Securities (Cost $47,726)			49,132

SOVEREIGN ISSUES 4.0%
Argentina Government International Bond
5.875% due 01/11/2028		4,800	4,524
6.875% due 01/11/2048		4,400	4,023
Colombia Government International Bond
7.375% due 09/18/2037		720	925
Development Bank of Japan, Inc.
1.625% due 09/01/2021		10,400	9,956
Indonesia Government International Bond
4.350% due 01/11/2048		6,800	6,494
4.750% due 07/18/2047		4,100	4,073
Israel Government International Bond
3.250% due 01/17/2028		3,800	3,706
Italy Buoni Poliennali Del Tesoro
0.250% due 05/15/2018	EUR	15,100	18,597
Mexico Government International Bond
4.600% due 01/23/2046		$3,335	3,176
5.750% due 10/12/2110		10,400	10,608
6.050% due 01/11/2040		4,785	5,413
Peru Government International Bond
8.200% due 08/12/2026	PEN	25,400	9,827
Republic of Germany
0.250% due 04/13/2018	EUR	2,400	2,954
Saudi Government International Bond
4.625% due 10/04/2047		$17,300	16,535
South Africa Government International Bond
8.250% due 03/31/2032	ZAR	17,600	1,462

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	61

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Spain Government International Bond
0.250% due 04/30/2018	EUR	1,200	$1,477
5.150% due 10/31/2044		8,800	17,561

Total Sovereign Issues (Cost $119,449)			121,311

		SHARES
COMMON STOCKS 0.0%

FINANCIALS 0.0%
American International Group, Inc.		3,712	202

Total Common Stocks (Cost $108)			202

CONVERTIBLE PREFERRED SECURITIES 0.7%

BANKING & FINANCE 0.7%
Wells Fargo & Co.
7.500% (g)		15,300	19,752

Total Convertible Preferred Securities (Cost $15,982)			19,752

PREFERRED SECURITIES 0.2%

UTILITIES 0.2%
Entergy Louisiana LLC
4.700% due 06/01/2063		20,000	478
Entergy Texas, Inc.
5.625% due 06/01/2064		156,000	3,958
SCE Trust
5.750% (US0003M + 2.990%) due 03/15/2024 ~(g)		43,000	1,149

Total Preferred Securities (Cost $5,375)			5,585

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 3.7%

COMMERCIAL PAPER 1.4%
Bank of Montreal
1.474% due 04/12/2018	CAD	4,700	3,646
1.475% due 04/09/2018		5,500	4,267
1.479% due 04/02/2018		3,900	3,027

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.492% due 04/05/2018	CAD	3,000	$2,328
1.501% due 04/18/2018		4,200	3,257
Bank of Nova Scotia
1.504% due 04/04/2018		9,000	6,984
Canadian Imperial Bank of Commerce
1.488% due 04/16/2018		100	78
HSBC Bank Canada
1.501% due 04/09/2018		1,600	1,241
1.505% due 04/06/2018		1,600	1,241
1.514% due 04/10/2018		800	621
1.514% due 04/18/2018		800	620
Royal Bank of Canada
1.439% due 04/05/2018		1,000	776
1.486% due 04/12/2018		1,500	1,164
1.486% due 04/20/2018		2,100	1,629
1.488% due 04/09/2018		2,800	2,172
1.488% due 04/18/2018		1,400	1,086
1.501% due 04/16/2018		8,800	6,825
Toronto Dominion Bank
1.486% due 04/20/2018		2,800	2,171

			43,133

REPURCHASE AGREEMENTS (j) 0.0%
			964

FRANCE TREASURY BILLS 0.0%
(0.791)% due 04/18/2018 (d)(e)	EUR	100	123

ITALY TREASURY BILLS 0.2%
(0.656)% due 04/13/2018 - 04/30/2018 (c)(d)		5,800	7,138

JAPAN TREASURY BILLS 1.1%
(0.323)% due 04/23/2018 - 05/21/2018 (c)(d)	JPY	3,614,800	33,977

SPAIN TREASURY BILLS 0.2%
(1.080)% due 04/06/2018 (d)(e)	EUR	4,200	5,168

U.K. TREASURY BILLS 0.7%
0.230% due 04/20/2018 (d)(e)	GBP	14,900	20,903

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.1%
1.623% due 04/19/2018 - 04/26/2018 (c)(d)(o)	$3,898	$3,895

Total Short-Term Instruments (Cost $115,044)		115,301

Total Investments in Securities (Cost $4,333,039)		4,417,156

	SHARES
INVESTMENTS IN AFFILIATES 5.4%

SHORT-TERM INSTRUMENTS 5.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.4%
PIMCO Short Asset Portfolio	10,678,510	106,807
PIMCO Short-Term Floating NAV Portfolio III	5,479,931	54,158

Total Short-Term Instruments (Cost $161,145)		160,965

Total Investments in Affiliates (Cost $161,145)		160,965

Total Investments 152.9% (Cost $4,494,184)		$4,578,121

Financial Derivative Instruments (l)(n) (0.5)% (Cost or Premiums, net $1,345)		(15,262)

Other Assets and Liabilities, net (52.4)%		(1,569,078)

Net Assets 100.0%		$2,993,781

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	When-issued security.
(b)	Security is not accruing income as of the date of this report.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.

(i)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Rise Ltd.	4.750%	01/31/2021	02/11/2014	$ 4,076	$4,064	0.14%

62	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2018

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(j)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	03/29/2018	04/02/2018	$964	U.S. Treasury Notes 2.375% due 08/15/2024	$(984)	$964	$964

Total Repurchase Agreements						$(984)	$964	$964

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BCY	1.000%	03/23/2018	TBD	(3)	$(3,195)	$(3,196)
BOM	1.810	03/08/2018	04/09/2018		(17,424)	(17,446)
	1.920	03/23/2018	04/23/2018		(26,311)	(26,325)
BOS	1.650	01/23/2018	04/23/2018		(9,229)	(9,258)
	1.880	03/14/2018	04/13/2018		(3,030)	(3,033)
	2.040	03/21/2018	04/04/2018		(71,069)	(71,117)
	2.200	03/26/2018	04/02/2018		(78,375)	(78,409)
BSN	1.550	01/03/2018	04/03/2018		(5,686)	(5,708)
	1.580	01/16/2018	04/13/2018		(27,014)	(27,104)
	1.580	02/06/2018	04/13/2018		(4,741)	(4,752)
	1.610	01/24/2018	04/24/2018		(219,480)	(220,148)
CIB	1.640	02/12/2018	04/12/2018		(195,539)	(195,975)
	1.850	03/09/2018	04/06/2018		(3,692)	(3,696)
GRE	1.640	03/15/2018	04/19/2018		(66,381)	(66,436)
	1.650	03/14/2018	04/16/2018		(2,752)	(2,755)
	1.700	02/20/2018	05/18/2018		(23,544)	(23,590)
	1.760	03/02/2018	04/13/2018		(3,066)	(3,071)
	1.790	03/06/2018	04/06/2018		(14,838)	(14,858)
	1.820	03/12/2018	04/12/2018		(4,463)	(4,468)
IND	1.600	01/17/2018	04/17/2018		(3,885)	(3,898)
	1.630	02/08/2018	04/10/2018		(24,289)	(24,347)
	1.630	02/09/2018	04/10/2018		(6,102)	(6,116)
	1.650	02/13/2018	04/13/2018		(16,841)	(16,878)
	1.700	02/27/2018	04/10/2018		(82,818)	(82,951)
	1.700	03/15/2018	04/10/2018		(16,312)	(16,326)
	1.900	03/26/2018	04/26/2018		(8,430)	(8,433)
JPS	1.450	03/09/2018	04/09/2018		(56,100)	(56,154)
	1.700	03/23/2018	04/06/2018		(723)	(724)
RBC	1.640	02/06/2018	04/11/2018		(43,576)	(43,685)
	1.720	02/15/2018	05/17/2018		(128,150)	(128,432)
SCX	1.630	01/19/2018	04/19/2018		(11,179)	(11,216)
	1.740	02/22/2018	04/05/2018		(14,013)	(14,039)
	1.740	02/22/2018	05/22/2018		(38,751)	(38,824)
	1.740	04/05/2018	05/22/2018		(13,948)	(13,948)
	1.810	03/06/2018	04/06/2018		(13,617)	(13,635)
	1.890	03/13/2018	04/13/2018		(647)	(647)

Total Reverse Repurchase Agreements						$(1,261,598)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(4)
BCY	2.150%	03/26/2018	04/02/2018	$(39,268)	$(39,268)
BPG	1.870	03/14/2018	04/13/2018	(8,891)	(8,885)
	1.900	03/16/2018	04/06/2018	(32,425)	(32,418)
GSC	1.750	03/13/2018	04/13/2018	(2,325)	(2,324)
	1,750	03/21/2018	04/13/2018	(2,325)	(2,324)

Total Sale-Buyback Transactions					$(85,219)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	63

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (1.4)%
Fannie Mae, TBA	3.000%	05/01/2048	$7,800	$(7,596)	$(7,591)
Fannie Mae, TBA	4.500	04/01/2048	1,100	(1,151)	(1,151)
Fannie Mae, TBA	4.500	05/01/2048	27,300	(28,479)	(28,531)
Fannie Mae, TBA	6.000	04/01/2048	5,000	(5,556)	(5,565)

Total Short Sales (1.4)%				$(42,782)	$(42,838)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(4)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(5)
Global/Master Repurchase Agreement
BCY	$0	$(3,196)	$0	$(3,196)	$3,513	$317
BOM	0	(43,771)	0	(43,771)	43,808	37
BOS	0	(161,817)	0	(161,817)	162,645	828
BSN	0	(257,712)	0	(257,712)	257,914	202
CIB	0	(199,671)	0	(199,671)	199,192	(479)
FICC	964	0	0	964	(984)	(20)
GRE	0	(115,178)	0	(115,178)	115,332	154
IND	0	(158,949)	0	(158,949)	159,256	307
JPS	0	(56,878)	0	(56,878)	56,818	(60)
RBC	0	(172,117)	0	(172,117)	171,458	(659)
SCX	0	(92,309)	0	(92,309)	78,482	(13,827)

Master Securities Forward Transaction Agreement
BCY	0	0	(39,268)	(39,268)	39,714	446
BPG	0	0	(41,303)	(41,303)	41,902	599
BPS	0	0	0	0	(340)	(340)
GSC	0	0	(4,648)	(4,648)	4,622	(26)

Total Borrowings and Other Financing Transactions	$964	$(1,261,598)	$(85,219)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(3,196)	$(3,196)
U.S. Treasury Obligations	0	(1,053,608)	(190,846)	0	(1,244,454)

Total	$0	$(1,053,608)	$(190,846)	$(3,196)	$(1,247,650)

Sale-Buyback Transactions
U.S. Government Agencies	0	(39,268)	0	0	(39,268)
U.S. Treasury Obligations	0	(45,951)	0	0	(45,951)

Total	$0	$(85,219)	$0	$0	$(85,219)

Total Borrowings	$0	$(1,138,827)	$(190,846)	$(3,196)	$(1,332,869)

Payable for reverse repurchase agreements and sale-buyback financing transactions(6)					$(1,332,869)

(k)	Securities with an aggregate market value of $1,350,895 and cash of $410 have been pledged as collateral under the terms of the above master agreements as of March 31, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended 03/31/2016 was $(1,098,721) at a weighted average interest rate of 1.296%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)	Payable for sale-buyback transactions includes $(14) of deferred price drop.

64	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2018

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(6)	Unsettled reverse repurchase agreements liability of $(13,948) is outstanding at period end.

(l)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOT U.S. Treasury 2-Year Note June 2018 Futures	$108.500	05/25/2018	1,163	$2,326	$10	$1
Call - CBOT U.S. Treasury 5-Year Note June 2018 Futures	124.000	05/25/2018	3,524	3,524	30	3
Put - CBOT U.S. Treasury 10-Year Note June 2018 Futures	108.500	05/25/2018	1,488	1,488	12	2
Put - CBOT U.S. Treasury Ultra Long-Term Bond June 2018 Futures	106.000	05/25/2018	480	480	4	1

					$56	$7

Total Purchased Options					$56	$7

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CBOT U.S. Treasury 10-Year Note May 2018 Futures	$121.500	04/20/2018	208	$208	$(45)	$(65)

Total Written Options					$(45)	$(65)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar September Futures	09/2018	4,777	$1,165,887	$(6,352)	$0	$(119)
U.S. Treasury 10-Year Note June Futures	06/2018	1,850	224,110	1,782	433	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2018	1,799	288,683	9,569	2,080	0

				$4,999	$2,513	$(119)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar September Futures	09/2019	4,777	$(1,161,707)	$7,498	$60	$0
U.S. Treasury 2-Year Note June Futures	06/2018	1,100	(233,870)	(36)	0	(34)
U.S. Treasury 5-Year Note June Futures	06/2018	3,759	(430,259)	(1,548)	0	(411)
U.S. Treasury 10-Year Note June Futures	06/2018	657	(85,318)	(1,153)	0	(257)
U.S. Treasury 30-Year Bond June Futures	06/2018	2,608	(382,398)	(9,581)	0	(1,956)

				$(4,820)	$60	$(2,658)

Total Futures Contracts				$179	$2,573	$(2,777)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
Hess Corp.	1.000%	Quarterly	06/20/2021	0.544%	$	7,300	$98	$8	$106	$0	$0

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	65

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(5)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
CDX.IG-27 5-Year Index	(1.000)%	Quarterly	12/20/2021	$	130,600	$(2,918)	$341	$(2,577)	$0	$(97)
CDX.IG-28 5-Year Index	(1.000)	Quarterly	06/20/2022		171,000	(3,621)	423	(3,198)	0	(138)
iTraxx Europe Main 29 5-Year Index	(1.000)	Quarterly	06/20/2023	EUR	23,900	(627)	5	(622)	0	(17)

						$(7,166)	$769	$(6,397)	$0	$(252)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.428%	Annual	12/20/2047	$	2,700	$6	$(38)	$(32)	$0	$(4)
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.478	Annual	12/20/2047		2,600	4	(63)	(59)	0	(4)
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.545	Annual	12/20/2047		9,500	24	(377)	(353)	0	(16)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/20/2019		1,700	(4)	11	7	0	0
Pay(6)	3-Month USD-LIBOR	2.600	Semi-Annual	03/16/2021		1,713,500	(739)	(2,960)	(3,699)	339	0
Receive(6)	3-Month USD-LIBOR	2.643	Semi-Annual	03/16/2022		1,713,500	875	1,933	2,808	0	(277)
Receive(6)	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		17,200	257	560	817	0	(37)
Receive(6)	3-Month USD-LIBOR	3.250	Semi-Annual	12/20/2037		63,600	(323)	(814)	(1,137)	0	(160)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/15/2046		31,600	441	1,741	2,182	0	(180)
Receive	3-Month USD-LIBOR	2.384	Semi-Annual	09/07/2047		136,100	5,439	8,282	13,721	0	(787)
Receive(6)	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		60,480	5,928	(1,182)	4,746	0	(355)
Receive(6)	3-Month USD-LIBOR	2.550	Semi-Annual	09/20/2048		2,800	32	160	192	0	(17)
Pay(6)	6-Month GBP-LIBOR	1.000	Annual	09/19/2019	GBP	196,000	411	(718)	(307)	60	0
Receive(6)	6-Month GBP-LIBOR	1.000	Annual	09/18/2020		196,000	(1)	926	925	0	(157)
Receive(6)	6-Month GBP-LIBOR	1.750	Semi-Annual	09/19/2048		17,900	(941)	(502)	(1,443)	0	(150)
Pay	28-Day MXN-TIIE	7.150	Lunar	12/21/2018	MXN	907,500	(162)	(126)	(288)	0	0
Pay	28-Day MXN-TIIE	7.160	Lunar	12/21/2018		857,200	(148)	(120)	(268)	0	0
Pay	28-Day MXN-TIIE	8.300	Lunar	02/07/2019		211,800	114	(69)	45	2	0
Pay	28-Day MXN-TIIE	7.199	Lunar	12/03/2021		29,700	0	(11)	(11)	3	0
Pay	28-Day MXN-TIIE	7.880	Lunar	12/27/2022		373,200	105	305	410	46	0
Pay	28-Day MXN-TIIE	7.675	Lunar	12/29/2022		244,400	0	154	154	30	0
Pay	28-Day MXN-TIIE	7.820	Lunar	02/06/2023		455,400	(107)	552	445	57	0
Pay	28-Day MXN-TIIE	5.750	Lunar	06/05/2023		28,000	(101)	(12)	(113)	3	0
Pay	28-Day MXN-TIIE	7.350	Lunar	09/30/2027		26,700	(7)	(24)	(31)	6	0
Pay	28-Day MXN-TIIE	7.860	Lunar	01/17/2028		163,400	0	128	128	38	0
Receive	CPURNSA	0.000	Maturity	01/15/2029	$	22,700	(38)	(365)	(403)	0	(11)

							$11,065	$7,371	$18,436	$584	$(2,155)

Total Swap Agreements							$3,997	$8,148	$12,145	$584	$(2,407)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$7	$2,573	$584	$3,164	$(65)	$(2,777)	$(2,407)	$(5,249)

(m)	Securities with an aggregate market value of $28,289 and cash of $4,876 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

66	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2018

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(n)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	05/2018	GBP	932		$1,321	$11	$0
BOA	04/2018		$1,492	EUR	1,207	0	(7)
BPS	05/2018	JPY	300,100		$2,818	0	(9)
	06/2018	TWD	456,363		15,789	0	(13)
CBK	04/2018	CAD	1,000		764	0	(12)
	04/2018	EUR	8,803		10,870	37	0
	04/2018	GBP	14,900		20,850	0	(69)
	05/2018	MXN	76,240		4,072	0	(98)
	05/2018	PEN	30,772		9,418	0	(106)
	05/2018		$356	MXN	6,545	2	0
DUB	04/2018	EUR	3,300		$4,076	13	0
	05/2018		15,100		18,706	72	0
GLM	04/2018	CAD	7,800		6,084	29	0
	04/2018	EUR	39,735		49,134	242	0
	05/2018	JPY	1,257,600		11,843	0	(10)
	05/2018		$30,555	GBP	21,941	280	0
	05/2018		14,316	MXN	269,090	401	0
	05/2018	ZAR	11,817		$997	3	0
HUS	04/2018	CAD	11,300		8,649	0	(124)
	05/2018		$439	MXN	8,198	9	0
	05/2018		488	RUB	28,288	3	0
JPM	04/2018	CAD	35,500		$27,430	36	(164)
	04/2018		$10,256	CAD	13,201	0	(9)
	04/2018		29,713	EUR	23,857	0	(358)
	05/2018	CAD	13,201		$10,261	9	0
	05/2018	JPY	262,900		2,470	0	(8)
MSB	04/2018	EUR	6,100		7,531	17	(2)
	04/2018	JPY	1,725,000		16,212	0	(18)
UAG	04/2018	CAD	4,201		3,264	3	0
	04/2018		$23,749	EUR	19,174	0	(156)
	05/2018	EUR	19,174		$23,798	157	0

Total Forward Foreign Currency Contracts						$1,324	$(1,163)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.700%	05/13/2019	$	11,600	$1,005	$899
BPS	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.513	09/30/2019		5,700	343	629

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	67

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.160%	04/25/2018	$	593,500	$461	$1,600
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.750	11/07/2019		7,400	666	606
GLM	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.720	12/03/2018	EUR	101,200	494	442
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.860	04/25/2018	$	38,100	279	159
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.888	08/31/2018		528,900	278	13
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.513	09/27/2019		79,700	4,981	8,795
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.725	11/07/2019		43,000	4,299	3,647
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.750	11/07/2019		26,000	2,366	2,129
RYL	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.608	04/04/2019		31,400	1,727	2,740

								$16,899	$21,659

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
MYC	Put - OTC 1-Year Interest Rate Floor(1)	0.263%	3-Month USD-LIBOR	04/03/2018	$230,000	$115	$0
	Put - OTC 1-Year Interest Rate Floor(1)	0.174	3-Month USD-LIBOR	06/11/2018	109,900	44	3

						$159	$3

Total Purchased Options						$17,058	$21,662

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900%	06/20/2018	$ 14,000	$(21)	$(16)
CBK	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018	6,100	(7)	(7)
DUB	Put - OTC CDX.IG-30 5-Year Index	Sell	0.950	07/18/2018	13,700	(23)	(20)

						$(51)	$(43)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$40,800	$(367)	$0

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	05/13/2019	$	55,600	$(1,014)	$(1,213)
BPS	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	09/30/2019		28,500	(338)	(918)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	11/07/2019		37,000	(666)	(919)
JPM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.740	12/03/2018		106,700	(507)	(1,195)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	09/27/2019		398,500	(4,981)	(12,836)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	11/07/2019		345,300	(6,672)	(8,574)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.173	08/31/2018		41,200	(278)	(55)
RYL	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	04/04/2019		157,000	(1,727)	(4,650)

								$(16,183)	$(30,360)

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Put - OTC 1-Year Interest Rate Floor(1)	0.230%	3-Month USD-LIBOR	04/03/2018	$230,000	$(115)	$0
	Put - OTC 1-Year Interest Rate Floor(1)	0.155	3-Month USD-LIBOR	06/11/2018	109,900	(44)	(2)
	Call - OTC 1-Year Interest Rate Floor(1)	0.451	3-Month USD-LIBOR	09/21/2018	1,216,200	(1,308)	(4,285)

						$(1,467)	$(4,287)

68	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2018

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Put - OTC Fannie Mae, TBA 3.500% due 05/01/2048	$	98.953	05/07/2018	$49,700	$(217)	$(63)
	Call - OTC Fannie Mae, TBA 3.500% due 05/01/2048		99.953	05/07/2018	49,700	(210)	(266)
FBF	Put - OTC Fannie Mae, TBA 3.000% due 04/01/2048		96.008	04/05/2018	63,200	(289)	(1)
GSC	Put - OTC Fannie Mae, TBA 3.000% due 04/01/2048		96.238	04/05/2018	21,700	(129)	(1)
	Put - OTC Fannie Mae, TBA 3.500% due 04/01/2048		99.234	04/05/2018	21,700	(104)	(1)

						$(949)	$(332)

Total Written Options						$(19,017)	$(35,022)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Brazil Government International Bond	1.000%	Quarterly	12/20/2021	1.188%	$200	$(18)	$17	$0	$(1)
BRC	Brazil Government International Bond	1.000	Quarterly	12/20/2021	1.188	400	(34)	31	0	(3)
DUB	Telstra Corp. Ltd.	1.000	Quarterly	06/20/2021	0.199	2,300	32	26	58	0
GST	Russia Government International Bond	1.000	Quarterly	12/20/2021	0.907	6,800	(195)	220	25	0
JPM	Brazil Government International Bond	1.000	Quarterly	12/20/2021	1.188	500	(42)	39	0	(3)
UAG	Brazil Government International Bond	1.000	Quarterly	12/20/2021	1.188	8,630	(447)	393	0	(54)

							$(704)	$726	$83	$(61)

Total Swap Agreements							$(704)	$726	$83	$(61)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
AZD	$11	$0	$0	$11	$0	$0	$0	$0	$11	$0	$11
BOA	0	899	0	899	(7)	(1,213)	(1)	(1,221)	(322)	276	(46)
BPS	0	629	0	629	(22)	(934)	0	(956)	(327)	276	(51)
BRC	0	0	0	0	0	0	(3)	(3)	(3)	0	(3)
CBK	39	1,600	0	1,639	(285)	(7)	0	(292)	1,347	(1,051)	296
DUB	85	606	58	749	0	(1,268)	0	(1,268)	(519)	697	178
FBF	0	0	0	0	0	(1)	0	(1)	(1)	231	230
GLM	955	601	0	1,556	(10)	0	0	(10)	1,546	(1,650)	(104)
GSC	0	0	0	0	0	(2)	0	(2)	(2)	0	(2)
GST	0	0	25	25	0	0	0	0	25	0	25
HUS	12	0	0	12	(124)	0	0	(124)	(112)	0	(112)
JPM	45	0	0	45	(539)	(1,195)	(3)	(1,737)	(1,692)	1,737	45
MSB	17	0	0	17	(20)	0	0	(20)	(3)	306	303
MYC	0	14,587	0	14,587	0	(25,752)	0	(25,752)	(11,165)	9,709	(1,456)
RYL	0	2,740	0	2,740	0	(4,650)	0	(4,650)	(1,910)	1,838	(72)
UAG	160	0	0	160	(156)	0	(54)	(210)	(50)	0	(50)

Total Over the Counter	$1,324	$21,662	$83	$23,069	$(1,163)	$(35,022)	$(61)	$(36,246)

(o)	Securities with an aggregate market value of $17,551 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2018.

(1)	The underlying instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	69

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$7	$7
Futures	0	0	0	0	2,573	2,573
Swap Agreements	0	0	0	0	584	584

	$0	$0	$0	$0	$3,164	$3,164

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,324	$0	$1,324
Purchased Options	0	0	0	0	21,662	21,662
Swap Agreements	0	83	0	0	0	83

	$0	$83	$0	$1,324	$21,662	$23,069

	$0	$83	$0	$1,324	$24,826	$26,233

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$65	$65
Futures	0	0	0	0	2,777	2,777
Swap Agreements	0	252	0	0	2,155	2,407

	$0	$252	$0	$0	$4,997	$5,249

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,163	$0	$1,163
Written Options	0	43	0	0	34,979	35,022
Swap Agreements	0	61	0	0	0	61

	$0	$104	$0	$1,163	$34,979	$36,246

	$0	$356	$0	$1,163	$39,976	$41,495

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(259)	$(259)
Written Options	0	0	0	0	420	420
Futures	0	0	0	0	37,377	37,377
Swap Agreements	0	(5,638)	0	0	34,621	28,983

	$0	$(5,638)	$0	$0	$72,159	$66,521

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,198	$0	$1,198
Purchased Options	0	0	0	0	(4,923)	(4,923)
Written Options	0	0	0	0	5,568	5,568
Swap Agreements	0	377	0	0	0	377

	$0	$377	$0	$1,198	$645	$2,220

	$0	$(5,261)	$0	$1,198	$72,804	$68,741

70	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2018

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$28	$28
Written Options	0	0	0	0	(20)	(20)
Futures	0	0	0	0	(42)	(42)
Swap Agreements	0	1,481	0	0	(31,797)	(30,316)

	$0	$1,481	$0	$0	$(31,831)	$(30,350)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(2,963)	$0	$(2,963)
Purchased Options	0	0	0	0	(1,164)	(1,164)
Written Options	0	9	0	0	(4,260)	(4,251)
Swap Agreements	0	509	0	0	0	509

	$0	$518	$0	$(2,963)	$(5,424)	$(7,869)

	$0	$1,999	$0	$(2,963)	$(37,255)	$(38,219)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$7,652	$7,652
Corporate Bonds & Notes
Banking & Finance	0	709,774	3,394	713,168
Industrials	0	790,205	0	790,205
Utilities	0	384,543	0	384,543
Municipal Bonds & Notes
California	0	28,564	0	28,564
Colorado	0	1,402	0	1,402
Georgia	0	23,667	0	23,667
Illinois	0	14,604	0	14,604
Kansas	0	2,869	0	2,869
Mississippi	0	4,064	0	4,064
New Mexico	0	1,042	0	1,042
Ohio	0	15,394	0	15,394
Pennsylvania	0	5,265	0	5,265
Texas	0	20,755	0	20,755
West Virginia	0	7,682	0	7,682
U.S. Government Agencies	0	540,451	235	540,686
U.S. Treasury Obligations	0	1,368,575	0	1,368,575
Non-Agency Mortgage-Backed Securities	0	175,736	0	175,736
Asset-Backed Securities	0	47,264	1,868	49,132
Sovereign Issues	0	121,311	0	121,311
Common Stocks
Financials	202	0	0	202
Convertible Preferred Securities
Banking & Finance	0	19,752	0	19,752
Preferred Securities
Utilities	4,436	1,149	0	5,585
Short-Term Instruments
Commercial Paper	0	43,133	0	43,133
Repurchase Agreements	0	964	0	964
France Treasury Bills	0	123	0	123
Italy Treasury Bills	0	7,138	0	7,138
Japan Treasury Bills	0	33,977	0	33,977

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Spain Treasury Bills	$0	$5,168	$0	$5,168
U.K. Treasury Bills	0	20,903	0	20,903
U.S. Treasury Bills	0	3,895	0	3,895

	$4,638	$4,399,369	$13,149	$4,417,156

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$160,965	$0	$0	$160,965

Total Investments	$165,603	$4,399,369	$13,149	$4,578,121

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(42,838)	$0	$(42,838)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,573	591	0	3,164
Over the counter	0	23,069	0	23,069

	$2,573	$23,660	$0	$26,233

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2,777)	(2,472)	0	(5,249)
Over the counter	0	(36,246)	0	(36,246)

	$(2,777)	$(38,718)	$0	$(41,495)

Total Financial Derivative Instruments	$(204)	$(15,058)	$0	$(15,262)

Totals	$165,399	$4,341,473	$13,149	$4,520,021

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	71

Schedule of Investments PIMCO Long-Term U.S. Government Fund

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 129.6%

CORPORATE BONDS & NOTES 1.0%

BANKING & FINANCE 0.4%
Wells Fargo & Co.
3.002% (US0003M + 1.230%) due 10/31/2023 ~	$6,000	$6,091

INDUSTRIALS 0.6%
United Airlines Pass-Through Trust
2.875% due 04/07/2030	1,800	1,700
3.100% due 04/07/2030	1,800	1,697
Vessel Management Services, Inc.
3.432% due 08/15/2036	5,079	5,011

		8,408

Total Corporate Bonds & Notes (Cost $14,679)		14,499

U.S. GOVERNMENT AGENCIES 19.2%
Fannie Mae
0.000% due 05/15/2030 (a)	13,282	8,925
1.932% (LIBOR01M + 0.060%) due 07/25/2037 ~	192	189
2.008% (LIBOR01M + 0.200%) due 03/18/2031 ~	16	16
2.322% (LIBOR01M + 0.450%) due 10/25/2030 ~	3	3
2.401% (12MTA + 1.200%) due 06/01/2043 - 03/01/2044 ~	410	418
2.772% (LIBOR01M + 0.900%) due 04/25/2032 ~	23	24
2.790% due 04/01/2030	2,152	2,049
2.885% (H15T1Y + 1.815%) due 04/01/2028 ~	16	16
2.908% (12MTA + 1.875%) due 10/01/2024 ~	24	25
2.922% (LIBOR01M + 1.050%) due 03/25/2022 ~	16	16
3.052% (H15T1Y + 2.125%) due 11/01/2023 ~	9	9
3.220% (H15T1Y + 2.095%) due 08/01/2026 ~	3	3
3.293% (US0012M + 1.543%) due 07/01/2035 ~	54	56
3.472% (H15T1Y + 2.256%) due 02/01/2028 ~	3	3
3.500% due 06/25/2044	2,720	2,636
3.523% (US0012M + 1.766%) due 11/01/2034 ~	45	47
3.565% (H15T1Y + 2.315%) due 05/01/2025 ~	4	4
3.857% (H15T1Y + 2.507%) due 12/01/2027 ~	24	25
4.000% due 09/25/2044 - 10/25/2044	13,817	14,116
4.250% due 04/25/2037	512	526
4.375% (US0006M + 2.125%) due 10/01/2024 ~	1	1
4.500% due 10/25/2023 - 06/25/2025	2,060	2,131
5.380% due 07/01/2033	1,867	1,880
5.625% due 04/17/2028	200	245
6.000% due 05/17/2027	221	236
6.500% due 02/01/2022 - 08/01/2037	1,064	1,182
6.750% due 06/25/2032	1,481	1,675
6.900% due 05/25/2023	32	34
6.950% due 07/25/2020	2	2
7.000% due 12/25/2022 - 03/01/2038	1,324	1,430
7.800% due 10/25/2022	4	4
9.000% due 06/01/2027 - 11/01/2030	12	13
Fannie Mae, TBA
2.500% due 04/01/2048	22,200	20,903
3.500% due 05/01/2033 - 04/01/2048	25,800	26,196

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.000% due 04/01/2048 - 06/01/2048	$72,700	$74,450
5.000% due 06/01/2048	2,300	2,448
Federal Farm Credit Bank
5.125% due 07/09/2029	675	798
5.750% due 12/07/2028	500	617
Federal Housing Administration
6.896% due 07/01/2020	92	92
7.430% due 10/01/2022 - 01/01/2024	16	15
Freddie Mac
1.960% (LIBOR01M + 1.250%) due 10/25/2023 ~	20	20
2.177% (LIBOR01M + 0.400%) due 01/15/2033 ~	47	47
2.277% (LIBOR01M + 0.500%) due 04/15/2029 - 12/15/2032 ~	42	42
2.327% (LIBOR01M + 0.550%) due 06/15/2031 ~	19	19
2.401% (12MTA + 1.200%) due 10/25/2044 ~	2,368	2,398
2.601% (12MTA + 1.400%) due 07/25/2044 ~	619	621
2.777% (LIBOR01M + 1.000%) due 09/15/2021 ~	17	17
2.881% (H15T1Y + 2.131%) due 10/01/2026 ~	13	13
3.075% (H15T1Y + 2.200%) due 09/01/2027 ~	17	17
3.150% (H15T1Y + 2.198%) due 06/01/2022 ~	1	1
3.396% (H15T1Y + 2.146%) due 01/01/2028 ~	11	11
3.426% (H15T1Y + 2.137%) due 01/01/2028 ~	19	20
3.500% due 05/15/2042	5,490	5,261
3.875% (H15T1Y + 2.125%) due 05/01/2022 ~	2	2
4.000% due 07/15/2042	4,281	4,481
4.000% (- 2.667*LIBOR01M + 12.000%) due 12/15/2042 ~	4,716	4,026
4.500% due 02/15/2035 - 07/15/2035	3,394	3,478
5.500% due 07/15/2033 - 06/15/2035	7,065	8,367
6.000% due 05/15/2028 - 09/15/2029	36	40
6.250% due 09/15/2023	351	362
6.500% due 08/01/2022 - 10/25/2043	390	425
6.750% due 03/15/2031	100	139
7.000% due 07/15/2022 - 01/15/2024	81	88
Ginnie Mae
2.375% (H15T1Y + 1.500%) due 03/20/2023 - 01/20/2028 ~	90	92
2.500% (H15T1Y + 1.500%) due 03/20/2025 ~	4	4
2.625% (H15T1Y + 1.500%) due 04/20/2022 - 05/20/2032 ~	275	281
2.750% (H15T1Y + 1.500%) due 08/20/2021 - 09/20/2026 ~	63	65
2.772% (LIBOR01M + 0.950%) due 03/20/2031 ~	206	209
3.000% (H15T1Y + 1.500%) due 08/20/2018 ~	1	1
3.125% (H15T1Y + 1.500%) due 12/20/2020 - 11/20/2027 ~	80	83
3.500% (H15T1Y + 1.500%) due 03/20/2021 ~	3	3
4.000% due 08/20/2044 - 09/20/2044	28,359	29,914
6.000% due 08/20/2033	1,818	2,047
6.500% due 08/20/2034 - 09/20/2034	12	14
Residual Funding Corp. STRIPS
0.000% due 07/15/2020 - 04/15/2030 (a)	47,244	32,312

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Resolution Funding Corp. STRIPS
0.000% due 10/15/2028 - 04/15/2029 (a)	$12,439	$8,857
Small Business Administration
5.240% due 08/01/2023	441	461
Tennessee Valley Authority STRIPS
0.000% due 05/01/2030 (a)	7,400	4,950

Total U.S. Government Agencies (Cost $263,235)		272,646

U.S. TREASURY OBLIGATIONS 104.3%
U.S. Treasury Bonds
2.500% due 02/15/2045	50,180	45,731
2.500% due 05/15/2046	28,200	25,589
2.750% due 08/15/2042	3,500	3,376
2.750% due 11/15/2042	29,000	27,942
2.875% due 05/15/2043	80,220	78,932
2.875% due 08/15/2045	4,200	4,117
3.000% due 05/15/2042	35,070	35,397
3.000% due 11/15/2044	37,130	37,307
3.000% due 05/15/2045 (d)	119,800	120,328
3.000% due 11/15/2045	680	683
3.000% due 02/15/2048 (d)	1,900	1,907
3.125% due 02/15/2043 (d)	133,840	137,723
3.375% due 05/15/2044 (d)	103,200	110,784
3.625% due 08/15/2043 (d)	122,000	136,339
3.625% due 02/15/2044 (d)	113,200	126,617
3.750% due 11/15/2043 (d)	278,100	317,096
U.S. Treasury Inflation Protected Securities (b)
0.375% due 01/15/2027	2,329	2,268
0.375% due 07/15/2027	3,435	3,349
0.500% due 01/15/2028 (d)	11,626	11,411
0.750% due 02/15/2045	1,368	1,317
1.375% due 02/15/2044	1,032	1,146
1.750% due 01/15/2028	21,750	23,900
2.500% due 01/15/2029	10,344	12,246
U.S. Treasury Notes
1.750% due 04/30/2022 (f)(h)	4,000	3,882
1.750% due 05/31/2022	45,800	44,408
1.750% due 01/31/2023 (h)	49,450	47,629
1.875% due 08/31/2022	50,300	48,916
2.000% due 10/31/2021 (f)(h)	27,400	26,958
2.000% due 11/30/2022 (d)(f)(h)	9,600	9,369
2.125% due 02/29/2024 (h)	1,017	988
2.250% due 08/15/2027	17,700	16,961
2.250% due 11/15/2027 (d)	5,180	4,959
U.S. Treasury STRIPS (a)
0.000% due 08/15/2033	4,000	2,554
0.000% due 08/15/2034	9,100	5,630
0.000% due 08/15/2035	2,500	1,501
0.000% due 11/15/2036	5,100	2,948
0.000% due 05/15/2037	2,100	1,199

Total U.S. Treasury Obligations (Cost $1,516,003)		1,483,407

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.7%
BAMLL Commercial Mortgage Securities Trust
4.185% due 08/15/2046 ~	9,800	10,312
Bear Stearns Adjustable Rate Mortgage Trust
3.587% due 04/25/2033 ~	23	23
3.728% due 02/25/2033 ~	10	9
3.794% due 02/25/2034 ~	153	156
3.808% due 01/25/2034 ~	62	64
Bear Stearns ALT-A Trust
3.589% due 09/25/2035 ~	455	405
Bear Stearns Mortgage Securities, Inc.
3.945% due 06/25/2030 ~	1	1
BWAY Mortgage Trust
3.454% due 03/10/2033	3,400	3,395
Commercial Mortgage Trust
3.140% due 10/10/2036	2,800	2,716
Countrywide Alternative Loan Trust
2.052% (US0001M + 0.180%) due 05/25/2047 ~	535	523

72	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.082% (US0001M + 0.210%) due 05/25/2035 ~	$473	$452
Countrywide Home Loan Mortgage Pass-Through Trust
2.452% (US0001M + 0.580%) due 04/25/2035 ~	94	87
2.512% (US0001M + 0.640%) due 03/25/2035 ~	703	617
Credit Suisse First Boston Mortgage Securities Corp.
5.750% due 04/22/2033	75	78
6.500% due 04/25/2033	3	3
Credit Suisse First Boston Mortgage-Backed Pass-through Trust
3.093% due 07/25/2033 ~	115	116
Credit Suisse Mortgage Capital Certificates
1.791% (US0001M + 0.170%) due 11/27/2036 ~	4,786	4,770
Credit Suisse Mortgage Capital LLC
3.953% due 09/15/2037	10,000	10,224
DBWF Mortgage Trust
3.791% due 12/10/2036	7,300	7,450
HarborView Mortgage Loan Trust
2.048% (LIBOR01M + 0.240%) due 03/19/2036 ~	471	409
2.248% (US0001M + 0.440%) due 05/19/2035 ~	409	396
3.806% due 07/19/2035 ^~	154	140
Impac CMB Trust
2.372% (US0001M + 0.500%) due 10/25/2035 ~	2,079	1,882
JPMorgan Chase Commercial Mortgage Securities Trust
2.548% (LIBOR01M + 0.830%) due 07/15/2034 ~	3,100	3,111
2.798% due 10/05/2031	4,400	4,342
JPMorgan Mortgage Trust
3.688% due 07/25/2035 ~	197	204
Motel 6 Trust
2.697% due 08/15/2034 ~	5,531	5,556
Nomura Asset Acceptance Corp. Alternative Loan Trust
3.332% due 10/25/2035 ~	1,860	1,846
Residential Accredit Loans, Inc. Trust
2.221% (US0001M + 0.300%) due 08/25/2035 ~	391	350
6.000% due 06/25/2036	968	893
Sequoia Mortgage Trust
2.172% (US0001M + 0.350%) due 07/20/2033 ~	242	234
2.508% (US0001M + 0.700%) due 10/19/2026 ~	10	10
2.582% (US0001M + 0.760%) due 10/20/2027 ~	5	5
Structured Adjustable Rate Mortgage Loan Trust
2.092% (US0001M + 0.220%) due 05/25/2037 ~	1,184	1,179

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Structured Asset Mortgage Investments Trust
2.092% (US0001M + 0.220%) due 05/25/2036 ~	$158	$145
2.468% (US0001M + 0.660%) due 09/19/2032 ~	9	9
2.648% (US0001M + 0.840%) due 10/19/2033 ~	113	105
WaMu Mortgage Pass-Through Certificates Trust
2.011% (12MTA + 0.810%) due 12/25/2046 ~	555	548
2.132% (US0001M + 0.260%) due 11/25/2045 ~	31	31
2.182% (US0001M + 0.310%) due 01/25/2045 ~	492	490
2.277% (COF 11 + 1.500%) due 08/25/2046 ~	325	317
2.283% (12MTA + 1.000%) due 02/25/2046 ~	884	868
2.683% (12MTA + 1.400%) due 06/25/2042 ~	22	21
2.683% (12MTA + 1.400%) due 08/25/2042 ~	15	14
Wells Fargo Mortgage-Backed Securities Trust
3.755% due 03/25/2036 ~	494	499
Worldwide Plaza Trust
3.526% due 11/10/2036	1,600	1,604

Total Non-Agency Mortgage-Backed Securities (Cost $67,356)		66,609

ASSET-BACKED SECURITIES 0.3%
Amortizing Residential Collateral Trust
2.452% (US0001M + 0.580%) due 07/25/2032 ~	20	20
Bear Stearns Asset-Backed Securities Trust
2.532% (US0001M + 0.660%) due 10/25/2032 ~	44	44
2.872% (US0001M + 1.000%) due 11/25/2042 ~	311	310
CIT Group Home Equity Loan Trust
2.412% (LIBOR01M + 0.540%) due 06/25/2033 ~	29	29
Credit-Based Asset Servicing and Securitization LLC
1.932% (US0001M + 0.060%) due 11/25/2036 ~	14	9
ECMC Group Student Loan Trust
2.533% due 02/27/2068 ~	1,100	1,101
LA Arena Funding LLC
7.656% due 12/15/2026	20	20
Massachusetts Educational Financing Authority
2.695% (US0003M + 0.950%) due 04/25/2038 ~	232	233

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Soundview Home Loan Trust
1.932% (US0001M + 0.060%) due 11/25/2036 ~	$169	$79
Specialty Underwriting & Residential Finance Trust
2.672% (US0001M + 0.800%) due 10/25/2035 ~	1,779	1,744
Sunset Mortgage Loan Co. LLC
4.459% due 09/18/2045	415	418
Washington Mutual Asset-Backed Certificates Trust
1.932% (US0001M + 0.060%) due 10/25/2036 ~	103	57

Total Asset-Backed Securities (Cost $4,143)		4,064

SHORT-TERM INSTRUMENTS 0.1%

REPURCHASE AGREEMENTS (c) 0.1%
		1,252

Total Short-Term Instruments (Cost $1,252)		1,252

Total Investments in Securities (Cost $1,866,668)		1,842,477

	SHARES
INVESTMENTS IN AFFILIATES 3.3%

SHORT-TERM INSTRUMENTS 3.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.3%
PIMCO Short Asset Portfolio	4,374,758	43,756
PIMCO Short-Term Floating NAV Portfolio III	258,294	2,553

Total Short-Term Instruments (Cost $46,389)		46,309

Total Investments in Affiliates (Cost $46,389)		46,309

Total Investments 132.9% (Cost $1,913,057)		$1,888,786

Financial Derivative Instruments (e)(g) (0.3)% (Cost or Premiums, net $6,459)		(4,695)

Other Assets and Liabilities, net (32.6)%		(462,366)

Net Assets 100.0%		$1,421,725

NOTES TO SCHEDULE OF INVESTMENTS

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
(a)	Zero coupon security.
(b)	Principal amount of security is adjusted for inflation.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	73

Schedule of Investments PIMCO Long-Term U.S. Government Fund (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	03/29/2018	04/02/2018	$1,252	U.S. Treasury Notes 2.000% due 04/30/2024	$(1,280)	$1,252	$1,252

Total Repurchase Agreements						$(1,280)	$1,252	$1,252

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOM	1.810%	03/08/2018	04/09/2018	$(1,091)	$(1,093)
BOS	1.610	02/07/2018	04/09/2018	(6,630)	(6,646)
	2.040	03/21/2018	04/04/2018	(12,826)	(12,835)
BSN	1.580	01/16/2018	04/13/2018	(6,910)	(6,933)
	1.610	01/25/2018	04/24/2018	(11,653)	(11,688)
CIB	1.640	02/12/2018	04/12/2018	(24,756)	(24,811)
	1.660	02/20/2018	04/20/2018	(5,777)	(5,788)
	1.850	03/22/2018	04/06/2018	(45,849)	(45,875)
GRE	1.790	03/06/2018	04/06/2018	(18,718)	(18,743)
	1.800	03/07/2018	04/09/2018	(654)	(655)
	1.820	03/12/2018	04/12/2018	(3,262)	(3,266)
IND	1.600	01/17/2018	04/17/2018	(58,398)	(58,592)
	1.600	01/18/2018	04/18/2018	(79,128)	(79,388)
	1.630	02/09/2018	04/10/2018	(3,366)	(3,374)
	1.700	02/27/2018	04/10/2018	(10,114)	(10,130)
	1.900	03/26/2018	04/26/2018	(1,817)	(1,818)
JPS	1.700	03/22/2018	04/05/2018	(11,339)	(11,345)
	1.900	03/27/2018	04/03/2018	(1,879)	(1,879)
RBC	1.710	03/22/2018	05/14/2018	(30,116)	(30,132)

Total Reverse Repurchase Agreements					$(334,991)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
GSC	1.750%	03/13/2018	04/13/2018	$(4,948)	$(4,946)
	1.750	03/21/2018	04/13/2018	(4,948)	(4,945)
UBS	1.600	02/05/2018	04/02/2018	(6,879)	(6,879)

Total Sale-Buyback Transactions					$(16,770)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (5.7)%
Fannie Mae, TBA	3.000%	04/01/2048	$9,900	$(9,585)	$(9,648)
Fannie Mae, TBA	3.000	05/01/2048	40,800	(39,735)	(39,707)
Fannie Mae, TBA	3.500	04/01/2048	5,500	(5,479)	(5,508)
Fannie Mae, TBA	4.500	04/01/2048	5,000	(5,227)	(5,234)
Fannie Mae, TBA	4.500	05/01/2048	19,400	(20,237)	(20,275)

Total Short Sales (5.7)%				$(80,263)	$(80,372)

74	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2018

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(3)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BOM	$0	$(1,093)	$0	$(1,093)	$1,119	$26
BOS	0	(19,481)	0	(19,481)	19,689	208
BSN	0	(18,621)	0	(18,621)	18,596	(25)
CIB	0	(76,474)	0	(76,474)	76,429	(45)
FICC	1,252	0	0	1,252	(1,280)	(28)
GRE	0	(22,664)	0	(22,664)	22,622	(42)
IND	0	(153,302)	0	(153,302)	152,746	(556)
JPS	0	(13,224)	0	(13,224)	13,316	92
RBC	0	(30,132)	0	(30,132)	29,913	(219)

Master Securities Forward Transaction Agreement
GSC	0	0	(9,891)	(9,891)	9,918	27
UBS	0	0	(6,879)	(6,879)	6,831	(48)

Total Borrowings and Other Financing Transactions	$1,252	$(334,991)	$(16,770)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(304,859)	$(30,132)	$0	$(334,991)

Total	$0	$(304,859)	$(30,132)	$0	$(334,991)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(16,770)	0	0	(16,770)

Total	$0	$(16,770)	$0	$0	$(16,770)

Total Borrowings	$0	$(321,629)	$(30,132)	$0	$(351,761)

Payable for reverse repurchase agreements and sale-buyback financing transactions					$(351,761)

(d)	Securities with an aggregate market value of $353,430 have been pledged as collateral under the terms of the above master agreements as of March 31, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2018 was $(367,879) at a weighted average interest rate of 1.220%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Payable for sale-buyback transactions includes $(5) of deferred price drop.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(e)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CBOT U.S. Treasury 10-Year Note May 2018 Futures	$121.500	04/20/2018	107	$107	$(23)	$(33)

Total Written Options					$(23)	$(33)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	75

Schedule of Investments PIMCO Long-Term U.S. Government Fund (Cont.)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury Ultra Long-Term Bond June Futures	06/2018	1,062	$170,418	$6,157	$1,228	$0

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note June Futures	06/2018	623	$(132,456)	$(20)	$0	$(20)
U.S. Treasury 5-Year Note June Futures	06/2018	321	(36,742)	(141)	0	(35)
U.S. Treasury 10-Year Note June Futures	06/2018	153	(18,535)	(148)	0	(36)
U.S. Treasury 30-Year Bond June Futures	06/2018	315	(46,187)	(1,160)	0	(236)

				$(1,469)	$0	$(327)

Total Futures Contracts				$4,688	$1,228	$(327)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.428%	Annual	12/20/2047	$	1,200	$3	$(17)	$(14)	$0	$(2)
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.478	Annual	12/20/2047		1,100	2	(27)	(25)	0	(2)
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.545	Annual	12/20/2047		4,500	11	(178)	(167)	0	(8)
Pay(1)	3-Month USD-LIBOR	2.600	Semi-Annual	03/16/2021		835,200	(360)	(1,443)	(1,803)	165	0
Receive(1)	3-Month USD-LIBOR	2.643	Semi-Annual	03/16/2022		835,200	427	942	1,369	0	(135)
Receive(1)	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		3,900	58	127	185	0	(8)
Receive(1)	3-Month USD-LIBOR	3.250	Semi-Annual	12/20/2037		31,000	(158)	(396)	(554)	0	(78)
Receive	3-Month USD-LIBOR	2.384	Semi-Annual	09/07/2047		50,800	2,209	2,912	5,121	0	(294)
Receive(1)	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		53,000	5,181	(1,022)	4,159	0	(311)
Receive	CPURNSA	0.000	Maturity	01/15/2029		11,600	0	(206)	(206)	0	(5)

							$7,373	$692	$8,065	$165	$(843)

Total Swap Agreements							$7,373	$692	$8,065	$165	$(843)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$ 0	$ 1,228	$ 165	$ 1,393	$ (33)	$ (327)	$ (843)	$ (1,203)

(f)	Securities with an aggregate market value of $4,733 and cash of $749 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

76	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2018

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.700%	05/13/2019	$	2,200	$191	$170
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.160	04/25/2018		339,200	263	914
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.750	11/07/2019		3,200	288	262
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.888	08/31/2018		13,200	7	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.860	04/25/2018		17,600	129	74
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.888	08/31/2018		255,400	134	6
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.513	09/27/2019		21,800	1,362	2,406
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.725	11/07/2019		28,000	2,856	2,375
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.750	11/07/2019		6,400	582	524
RYL	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.608	04/04/2019		13,300	732	1,161

								$6,544	$7,892

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
MYC	Put - OTC 1-Year Interest Rate Floor(1)	0.263%	3-Month USD-LIBOR	04/03/2018	$123,600	$62	$0
	Put - OTC 1-Year Interest Rate Floor(1)	0.174	3-Month USD-LIBOR	06/11/2018	57,200	23	1

						$85	$1

Total Purchased Options						$6,629	$7,893

WRITTEN OPTIONS:

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$	8,000	$(66)	$0
	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020		16,800	(151)	0

							$(217)	$0

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	05/13/2019	$	10,600	$(193)	$(231)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	11/07/2019		16,000	(288)	(397)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.173	08/31/2018		1,000	(7)	(1)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	09/27/2019		109,000	(1,363)	(3,511)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	11/07/2019		172,000	(3,438)	(4,271)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.173	08/31/2018		19,900	(134)	(27)
RYL	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	04/04/2019		66,500	(732)	(1,970)

								$(6,155)	$(10,408)

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Put - OTC 1-Year Interest Rate Floor(1)	0.230%	3-Month USD-LIBOR	04/03/2018	$123,600	$(62)	$0
	Put - OTC 1-Year Interest Rate Floor(1)	0.155	3-Month USD-LIBOR	06/11/2018	57,200	(23)	(1)
	Call - OTC 1-Year Interest Rate Floor(1)	0.451	3-Month USD-LIBOR	09/21/2018	600,900	(646)	(2,117)

						$(731)	$(2,118)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	77

Schedule of Investments PIMCO Long-Term U.S. Government Fund (Cont.)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Put - OTC Fannie Mae, TBA 3.500% due 05/01/2048	$98.953	05/07/2018	$37,900	$(166)	$(48)
	Call - OTC Fannie Mae, TBA 3.500% due 05/01/2048	99.953	05/07/2018	37,900	(160)	(204)
FBF	Put - OTC Fannie Mae, TBA 3.000% due 04/01/2048	96.008	04/05/2018	20,000	(91)	0

					$(417)	$(252)

Total Written Options					$(7,520)	$(12,778)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
BOA	$0	$170	$0	$170	$0	$(231)	$0	$(231)	$(61)	$0	$(61)
CBK	0	914	0	914	0	0	0	0	914	(970)	(56)
DUB	0	262	0	262	0	(649)	0	(649)	(387)	483	96
FBF	0	0	0	0	0	0	0	0	0	11	11
GLM	0	74	0	74	0	(1)	0	(1)	73	(280)	(207)
MYC	0	5,312	0	5,312	0	(9,927)	0	(9,927)	(4,615)	3,810	(805)
RYL	0	1,161	0	1,161	0	(1,970)	0	(1,970)	(809)	651	(158)

Total Over the Counter	$0	$7,893	$0	$7,893	$0	$(12,778)	$0	$(12,778)

(h)	Securities with an aggregate market value of $5,973 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2018.

(1)	The underlying instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,228	$1,228
Swap Agreements	0	0	0	0	165	165

	$0	$0	$0	$0	$1,393	$1,393

Over the counter
Purchased Options	$0	$0	$0	$0	$7,893	$7,893

	$0	$0	$0	$0	$9,286	$9,286

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$33	$33
Futures	0	0	0	0	327	327
Swap Agreements	0	0	0	0	843	843

	$0	$0	$0	$0	$1,203	$1,203

Over the counter
Written Options	$0	$0	$0	$0	$12,778	$12,778

	$0	$0	$0	$0	$13,981	$13,981

78	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2018

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(62)	$(62)
Written Options	0	0	0	0	193	193
Futures	0	0	0	0	1,920	1,920
Swap Agreements	0	0	0	0	6,746	6,746

	$0	$0	$0	$0	$8,797	$8,797

Over the counter
Purchased Options	$0	$0	$0	$0	$(1,936)	$(1,936)
Written Options	0	0	0	0	2,532	2,532
Swap Agreements	0	1	0	0	0	1

	$0	$1	$0	$0	$596	$597

	$0	$1	$0	$0	$9,393	$9,394

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$48	$48
Written Options	0	0	0	0	(10)	(10)
Futures	0	0	0	0	4,930	4,930
Swap Agreements	0	0	0	0	(4,641)	(4,641)

	$0	$0	$0	$0	$327	$327

Over the counter
Purchased Options	$0	$0	$0	$0	$(312)	$(312)
Written Options	0	0	0	0	(1,694)	(1,694)

	$0	$0	$0	$0	$(2,006)	$(2,006)

	$0	$0	$0	$0	$(1,679)	$(1,679)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$6,091	$0	$6,091
Industrials	0	8,408	0	8,408
U.S. Government Agencies	0	272,646	0	272,646
U.S. Treasury Obligations	0	1,483,407	0	1,483,407
Non-Agency Mortgage-Backed Securities	0	66,609	0	66,609
Asset-Backed Securities	0	4,064	0	4,064
Short-Term Instruments
Repurchase Agreements	0	1,252	0	1,252

	$0	$1,842,477	$0	$1,842,477

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$46,309	$0	$0	$46,309

Total Investments	$46,309	$1,842,477	$0	$1,888,786

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(80,372)	$0	$(80,372)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$1,228	$165	$0	$1,393
Over the counter	0	7,893	0	7,893

	$1,228	$8,058	$0	$9,286

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(327)	(876)	0	(1,203)
Over the counter	0	(12,778)	0	(12,778)

	$(327)	$(13,654)	$0	$(13,981)

Total Financial Derivative Instruments	$901	$(5,596)	$0	$(4,695)

Totals	$47,210	$1,756,509	$0	$1,803,719

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	79

Schedule of Investments PIMCO Moderate Duration Fund

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 111.0%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
Centene Corp.
TBD% due 09/13/2018		$5,500	$5,500

Total Loan Participations and Assignments (Cost $5,479)			5,500

CORPORATE BONDS & NOTES 35.1%

BANKING & FINANCE 29.7%
ABN AMRO Bank NV
2.450% due 06/04/2020		1,400	1,379
Alexandria Real Estate Equities, Inc.
4.600% due 04/01/2022		2,500	2,606
Ambac LSNI LLC
6.811% due 02/12/2023 ~		3,400	3,443
American International Group, Inc.
3.750% due 07/10/2025		1,400	1,380
AvalonBay Communities, Inc.
2.950% due 05/11/2026		100	95
3.200% due 01/15/2028		2,200	2,092
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^(b)	EUR	1,400	525
Bank of America Corp.
2.650% due 04/01/2019		$1,800	1,799
2.815% due 03/05/2024 ~		3,200	3,187
3.419% due 12/20/2028 •		1,014	972
5.650% due 05/01/2018		2,900	2,907
5.875% due 03/15/2028 •(g)		3,400	3,426
6.875% due 04/25/2018		9,500	9,525
Bank of Tokyo-Mitsubishi UFJ Ltd.
2.300% due 03/05/2020		2,800	2,758
Barclays Bank PLC
7.625% due 11/21/2022 (h)		200	220
7.750% due 04/10/2023 •(h)		3,300	3,309
Barclays PLC
3.921% (US0003M + 2.110%) due 08/10/2021 ~		4,800	5,009
8.000% due 12/15/2020 •(g)(h)	EUR	800	1,123
Blackstone CQP Holdco LP
6.500% due 03/20/2021		$6,200	6,262
Capital One Financial Corp.
2.217% due 10/30/2020 ~		3,400	3,388
2.400% due 10/30/2020		3,400	3,334
Citigroup, Inc.
2.350% due 08/02/2021		6,000	5,829
2.700% due 10/27/2022		3,300	3,195
2.705% (US0003M + 0.960%) due 04/25/2022 ~		4,100	4,126
2.750% due 04/25/2022		4,100	3,997
Cooperatieve Rabobank UA
11.000% due 06/30/2019 •(g)		1,300	1,426
Credit Suisse Group Funding Guernsey Ltd.
3.125% due 12/10/2020		2,900	2,885
3.450% due 04/16/2021		3,000	3,001
3.800% due 09/15/2022		2,000	2,015
4.024% (US0003M + 2.290%) due 04/16/2021 ~		4,700	4,938
Deutsche Bank AG
2.560% due 01/22/2021 ~		4,000	3,979
2.692% (US0003M + 0.970%) due 07/13/2020 ~		3,600	3,611
3.721% (US0003M + 1.910%) due 05/10/2019 ~		7,400	7,501
Dexia Credit Local S.A.
2.500% due 01/25/2021		6,800	6,753
Ford Motor Credit Co. LLC
2.240% due 06/15/2018		1,700	1,698
2.551% due 10/05/2018		7,634	7,629
3.200% due 01/15/2021		2,400	2,381
General Motors Financial Co., Inc.
3.150% due 01/15/2020		1,600	1,600
3.200% due 07/13/2020		4,900	4,892
3.700% due 11/24/2020		500	505
6.750% due 06/01/2018		4,000	4,026

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Goldman Sachs Group, Inc.
2.556% due 02/23/2023 ~		$3,400	$3,389
6.150% due 04/01/2018		500	500
HCP, Inc.
4.000% due 12/01/2022		2,500	2,551
Hospitality Properties Trust
4.250% due 02/15/2021		2,500	2,545
HSBC Holdings PLC
3.400% due 03/08/2021		200	201
5.100% due 04/05/2021		300	316
6.250% due 03/23/2023 •(g)(h)		10,400	10,556
International Lease Finance Corp.
3.875% due 04/15/2018		100	100
7.125% due 09/01/2018		100	102
8.625% due 01/15/2022		2,200	2,567
JPMorgan Chase & Co.
2.295% (US0003M + 0.550%) due 04/25/2018 ~		500	500
2.400% due 06/07/2021		5,100	4,983
2.550% due 03/01/2021		3,000	2,953
3.486% (US0003M + 1.480%) due 03/01/2021 ~		4,200	4,322
4.350% due 08/15/2021		1,900	1,969
Kilroy Realty LP
3.800% due 01/15/2023		800	804
Lloyds Bank PLC
2.400% due 03/17/2020		1,200	1,184
2.700% due 08/17/2020		600	594
5.800% due 01/13/2020		2,200	2,305
12.000% due 12/16/2024 •(g)		2,600	3,281
Lloyds Banking Group PLC
3.265% due 03/07/2025 ~	AUD	4,400	3,359
4.000% due 03/07/2025		5,350	4,128
7.625% due 06/27/2023 •(g)(h)	GBP	400	628
Mizuho Bank Ltd.
2.400% due 03/26/2020		$2,300	2,268
MMcapS Funding Ltd.
2.576% (US0003M + 0.290%) due 12/26/2039 ~		517	479
Morgan Stanley
2.294% due 02/10/2021 ~		4,000	4,003
2.450% due 02/01/2019		2,300	2,294
3.875% due 01/27/2026		1,900	1,899
National Australia Bank Ltd.
2.250% due 03/16/2021		4,200	4,128
Nationwide Building Society
3.766% due 03/08/2024 •		4,100	4,092
Nordea Kredit Realkreditaktieselskab
1.000% due 04/01/2018	DKK	119,700	19,757
Nykredit Realkredit A/S
1.000% due 04/01/2018		201,400	33,242
2.000% due 04/01/2018		81,200	13,402
OneMain Financial Holdings LLC
7.250% due 12/15/2021		$700	726
Piper Jaffray Cos.
5.060% due 10/09/2018		1,000	1,009
Pricoa Global Funding
1.600% due 05/29/2018		5,500	5,492
Realkredit Danmark A/S
1.000% due 04/01/2018	DKK	328,000	54,138
2.000% due 04/01/2018		55,600	9,177
Royal Bank of Canada
2.300% due 03/22/2021		$3,500	3,442
Santander Holdings USA, Inc.
2.700% due 05/24/2019		1,945	1,941
Santander UK Group Holdings PLC
2.875% due 10/16/2020		3,100	3,074
3.125% due 01/08/2021		500	497
SL Green Realty Corp.
7.750% due 03/15/2020		700	760
Springleaf Finance Corp.
8.250% due 12/15/2020		1,700	1,855
Sumitomo Mitsui Banking Corp.
2.409% (US0003M + 0.670%) due 10/19/2018 ~		4,000	4,011
2.514% due 01/17/2020		3,400	3,367

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Sumitomo Mitsui Financial Group, Inc.
2.934% due 03/09/2021		$3,600	$3,572
Tesco Property Finance PLC
5.661% due 10/13/2041	GBP	1,380	2,233
Toronto-Dominion Bank
2.500% due 01/18/2023		$5,500	5,410
UBS AG
2.304% due 05/28/2019 ~		2,400	2,401
2.355% (US0003M + 0.320%) due 12/07/2018 ~		2,500	2,502
2.627% (US0003M + 0.580%) due 06/08/2020 ~		3,800	3,816
2.856% (US0003M + 0.850%) due 06/01/2020 ~		1,100	1,112
5.125% due 05/15/2024 (h)		5,800	5,932
7.625% due 08/17/2022 (h)		250	281
UBS Group Funding Switzerland AG
3.000% due 04/15/2021		4,200	4,158
4.125% due 09/24/2025		100	101
Washington Prime Group LP
5.950% due 08/15/2024		4,090	3,904
Wells Fargo & Co.
2.205% (US0003M + 0.460%) due 04/22/2019 ~		7,100	7,117

			406,155

INDUSTRIALS 3.9%
Amazon.com, Inc.
1.900% due 08/21/2020		2,800	2,743
BAT Capital Corp.
2.719% due 08/15/2022 ~		4,200	4,228
Boston Scientific Corp.
6.000% due 01/15/2020		1,300	1,365
Broadcom Corp.
2.200% due 01/15/2021		2,400	2,332
Campbell Soup Co.
3.300% due 03/15/2021		4,100	4,126
Continental Airlines Pass-Through Trust
8.048% due 05/01/2022		11	12
CVS Health Corp.
2.777% due 03/09/2021 ~		4,100	4,132
3.125% due 03/09/2020		1,500	1,504
Daimler Finance North America LLC
2.300% due 02/12/2021		6,800	6,634
2.450% due 05/18/2020		500	493
Dell International LLC
4.420% due 06/15/2021		2,100	2,155
5.450% due 06/15/2023		2,000	2,122
Deutsche Telekom International Finance BV
2.225% due 01/17/2020		700	691
Energy Transfer LP
5.750% due 09/01/2020		500	523
Enterprise Products Operating LLC
2.550% due 10/15/2019		2,700	2,684
EQT Corp.
2.500% due 10/01/2020		1,450	1,419
General Electric Co.
5.000% due 01/21/2021 •(g)		1,600	1,586
HCA, Inc.
3.750% due 03/15/2019		500	503
Kraft Heinz Foods Co.
5.375% due 02/10/2020		1,200	1,249
Prime Security Services Borrower LLC
9.250% due 05/15/2023		81	88
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		3,500	3,443
Southern Co.
3.008% (US0003M + 0.700%) due 09/30/2020 ~		4,200	4,222
Telefonica Emisiones S.A.U.
5.134% due 04/27/2020		200	208
Teva Pharmaceutical Finance Netherlands BV
6.000% due 04/15/2024		3,400	3,305

80	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Wyndham Hotels & Resorts, Inc.
5.375% due 04/15/2026 (a)	$1,500	$1,500

		53,267

UTILITIES 1.5%
BP Capital Markets PLC
2.183% (US0003M + 0.350%) due 08/14/2018 ~	3,800	3,803
NextEra Energy Capital Holdings, Inc.
2.372% due 09/03/2019 ~	5,400	5,400
Sprint Capital Corp.
6.900% due 05/01/2019	300	310
Verizon Communications, Inc.
3.376% due 02/15/2025	12,146	11,950

		21,463

Total Corporate Bonds & Notes (Cost $467,517)		480,885

MUNICIPAL BONDS & NOTES 0.5%

ALABAMA 0.3%
Alabama Economic Settlement Authority Revenue Notes, Series 2016
3.163% due 09/15/2025	4,000	3,997

ILLINOIS 0.2%
Chicago, Illinois General Obligation Notes, Series 2015
5.383% due 01/01/2019	1,950	1,960
5.633% due 01/01/2020	800	808
Illinois Finance Authority Revenue Bonds, (NPFGC Insured), Series 1997
0.000% due 01/01/2019	135	137

		2,905

Total Municipal Bonds & Notes (Cost $6,883)		6,902

U.S. GOVERNMENT AGENCIES 20.6%
Fannie Mae
1.932% (LIBOR01M + 0.060%) due 07/25/2037 ~	331	326
2.025% (LIBOR01M + 0.450%) due 09/25/2046 ~	4,284	4,287
2.310% due 08/01/2022	200	195
2.352% (LIBOR01M + 0.480%) due 11/25/2040 ~	543	547
2.401% (12MTA + 1.200%) due 10/01/2044 ~	31	31
2.422% (LIBOR01M + 0.550%) due 06/25/2041 ~	3,303	3,328
2.552% (LIBOR01M + 0.680%) due 02/25/2041 ~	140	143
2.863% (US0006M + 1.306%) due 04/01/2027 ~	2	2
3.015% (US0012M + 1.265%) due 05/01/2037 ~	12	13
3.019% (US0006M + 1.403%) due 03/01/2034 ~	14	15
3.317% (US0012M + 1.564%) due 10/01/2037 ~	18	19
3.373% (US0012M + 1.623%) due 09/01/2036 ~	8	9
3.474% (US0012M + 1.650%) due 05/01/2037 ~	5	6
3.484% (US0012M + 1.660%) due 02/01/2035 ~	20	20
3.504% (US0012M + 1.754%) due 02/01/2037 ~	8	9
3.528% (US0012M + 1.731%) due 05/01/2038 ~	2,205	2,323
3.545% (US0012M + 1.795%) due 06/01/2036 ~	12	13
3.579% (US0012M + 1.715%) due 06/01/2035 ~	1,101	1,159
3.585% (US0012M + 1.835%) due 11/01/2035 ~	1	1

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.000% due 03/01/2029 - 12/01/2031	$3,732	$3,859
4.500% due 05/01/2019 - 07/01/2042	1,282	1,346
5.000% (COF 11 + 1.250%) due 01/01/2027 ~	5	5
5.000% due 07/01/2029 - 04/01/2039	1,678	1,803
5.436% due 12/25/2042 ~	126	133
5.500% due 02/01/2022 - 07/01/2041	8,861	9,700
6.000% due 01/01/2021 - 10/01/2040	697	780
6.500% due 06/25/2021 - 06/25/2044	25,303	27,768
7.000% due 08/01/2022 - 09/01/2031	5	5
7.500% due 01/01/2031 - 07/25/2041	10	12
8.000% due 11/01/2019 - 08/01/2031	5	6
Fannie Mae, TBA
3.000% due 04/01/2048 - 05/01/2048	37,000	36,031
3.500% due 04/01/2048 - 05/01/2048	56,000	56,030
4.000% due 05/01/2048 - 06/01/2048	98,000	100,347
5.500% due 05/01/2048	1,000	1,086
Freddie Mac
2.277% (LIBOR01M + 0.500%) due 10/15/2040 ~	3,824	3,841
2.377% (LIBOR01M + 0.600%) due 12/15/2037 ~	168	170
3.644% (US0012M + 1.837%) due 05/01/2037 ~	21	22
4.182% (H15T1Y + 3.029%) due 05/01/2035 ~	32	35
4.500% due 11/01/2029 - 05/01/2036	3,663	3,842
5.000% due 10/01/2033 - 07/01/2041	82	88
5.500% due 07/01/2019 - 07/01/2038	397	435
6.000% due 03/01/2020 - 11/01/2037	161	178
6.500% due 12/01/2021 - 07/25/2043	31	34
7.000% due 04/01/2032 - 01/01/2033	18	20
8.500% due 04/15/2025	45	51
Ginnie Mae
2.025% (US0001M + 0.450%) due 04/20/2065 ~	3,204	3,208
2.175% (US0001M + 0.600%) due 08/20/2065 ~	3,328	3,341
2.375% (H15T1Y + 1.500%) due 03/20/2028 ~	92	95
2.386% (LIBOR01M + 0.600%) due 02/16/2030 ~	114	116
2.625% (H15T1Y + 1.500%) due 06/20/2032 ~	1	2
2.750% (H15T1Y + 1.500%) due 07/20/2034 ~	27	28
3.125% (H15T1Y + 1.500%) due 11/20/2025 ~	3	3
3.500% due 10/15/2047	1,994	2,016
3.625% (H15T1Y + 2.000%) due 11/20/2034 ~	2	2
5.500% due 11/20/2032	5,942	6,408
5.750% due 08/20/2037	20	22
6.500% due 01/20/2034 - 08/20/2034	15	17
7.000% due 07/15/2031 - 12/15/2032	16	19
9.500% due 08/15/2021 - 12/15/2021	1	1
Small Business Administration
4.340% due 03/01/2024	7	8
4.727% due 02/10/2019	4,033	4,104

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.750% due 07/01/2025	$1,983	$2,043
5.130% due 09/01/2023	1	1

Total U.S. Government Agencies (Cost $277,609)		281,507

U.S. TREASURY OBLIGATIONS 9.4%
U.S. Treasury Bonds
2.750% due 08/15/2042	200	193
2.875% due 05/15/2043 (k)	16,300	16,038
3.125% due 02/15/2043 (k)(m)(o)	3,200	3,293
4.250% due 05/15/2039 (k)(m)(o)	2,400	2,916
4.375% due 05/15/2040 (o)	100	124
4.625% due 02/15/2040 (m)	3,400	4,344
U.S. Treasury Notes
1.750% due 09/30/2022 (m)(o)	3,200	3,093
1.875% due 07/31/2022 (k)(m)(o)	23,600	22,963
2.000% due 08/31/2021 (o)	800	788
2.000% due 07/31/2022 (m)(o)	1,200	1,174
2.000% due 11/30/2022 (o)	1,100	1,074
2.125% due 09/30/2024 (k)(m)(o)	32,400	31,338
2.125% due 05/15/2025 (o)	50	48
2.250% due 08/15/2027 (k)	23,960	22,960
2.375% due 05/15/2027 (k)	18,680	18,114

Total U.S. Treasury Obligations (Cost $132,984)		128,460

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.1%
Adjustable Rate Mortgage Trust
3.594% due 10/25/2035 ^~	49	46
American Home Mortgage Investment Trust
4.211% (US0006M + 2.000%) due 02/25/2045 ~	373	381
Banc of America Funding Trust
2.062% (US0001M + 0.240%) due 05/20/2035 ~	2,523	2,498
3.608% due 05/25/2035 ~	3,772	3,964
3.642% due 02/20/2036 ~	229	228
Banc of America Mortgage Trust
3.862% due 02/25/2034 ~	52	53
Bear Stearns Adjustable Rate Mortgage Trust
3.558% due 01/25/2035 ~	49	49
3.563% due 02/25/2033 ~	8	8
3.728% due 02/25/2033 ~	18	17
3.753% due 07/25/2034 ~	35	35
3.794% due 02/25/2034 ~	43	44
3.827% due 04/25/2033 ~	17	17
3.905% due 10/25/2036 ^~	1,017	987
Bear Stearns ALT-A Trust
2.412% (US0001M + 0.540%) due 08/25/2035 ~	2,641	2,650
3.406% due 10/25/2033 ~	11	11
3.589% due 09/25/2035 ~	424	378
3.673% due 10/25/2035 ~	2,697	2,705
3.688% due 05/25/2035 ~	1,190	1,201
Chase Mortgage Finance Trust
3.458% due 02/25/2037 ~	193	192
3.580% due 03/25/2037 ^~	717	714
Citicorp Mortgage Securities Trust
5.500% due 12/25/2036	253	266
Citigroup Commercial Mortgage Trust
2.627% due 07/15/2032 ~	3,500	3,503
3.057% (LIBOR01M + 1.280%) due 07/15/2027 ~	1,900	1,902
Citigroup Mortgage Loan Trust, Inc.
3.410% (H15T1Y + 2.100%) due 09/25/2035 ~	1,949	1,979
3.889% due 03/25/2034 ~	34	35
CitiMortgage Alternative Loan Trust
2.522% (US0001M + 0.650%) due 12/25/2036 ~	2,480	2,028
Countrywide Alternative Loan Trust
2.002% (US0001M + 0.180%) due 02/20/2047 ^~	3,248	2,663
2.042% (US0001M + 0.170%) due 05/25/2047 ~	567	515

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	81

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.142% (US0001M + 0.270%) due 08/25/2035 ~		$3,167	$2,245
2.283% (12MTA + 1.000%) due 12/25/2035 ~		58	54
2.783% (12MTA + 1.500%) due 09/25/2035 ~		545	534
Countrywide Home Loan Mortgage Pass-Through Trust
2.452% (US0001M + 0.580%) due 04/25/2035 ~		69	64
3.491% due 11/25/2034 ~		531	530
3.520% due 02/20/2035 ~		465	471
3.791% due 03/25/2034 ~		545	541
5.000% due 08/25/2019		5	5
5.500% due 09/25/2035 ^		2,159	2,126
Credit Suisse First Boston Mortgage Securities Corp.
2.195% due 03/25/2032 ~		16	15
Eurohome UK Mortgages PLC
0.756% (BP0003M + 0.150%) due 06/15/2044 ~	GBP	1,570	2,152
Eurosail PLC
0.754% (BP0003M + 0.150%) due 03/13/2045 ~		4,149	5,748
0.766% (BP0003M + 0.160%) due 12/15/2044 ~		208	290
First Horizon Mortgage Pass-Through Trust
5.500% due 01/25/2035		$119	122
GSMSC Pass-Through Trust
5.500% due 10/26/2035 ~		752	655
GSR Mortgage Loan Trust
3.614% due 09/25/2035 ~		888	909
3.731% due 09/25/2035 ~		120	124
HarborView Mortgage Loan Trust
1.998% (US0001M + 0.190%) due 01/19/2038 ~		4,742	4,664
IndyMac Adjustable Rate Mortgage Trust
2.784% due 01/25/2032 ~		24	24
IndyMac Mortgage Loan Trust
2.122% (LIBOR01M + 0.250%) due 02/25/2037 ~		10,859	7,858
JPMorgan Mortgage Trust
3.132% due 02/25/2034 ~		33	33
MASTR Reperforming Loan Trust
8.000% due 07/25/2035		129	133
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.637% (US0001M + 0.860%) due 08/15/2032 ~		108	105
Merrill Lynch Mortgage Investors Trust
2.122% (US0001M + 0.250%) due 11/25/2035 ~		25	24
Morgan Stanley Mortgage Loan Trust
3.304% due 06/25/2036 ~		127	130
MortgageIT Trust
2.152% (US0001M + 0.280%) due 10/25/2035 ~		769	762
Nomura Resecuritization Trust
1.821% (US0001M + 0.200%) due 12/26/2035 ~		4,475	4,441
Prime Mortgage Trust
2.272% (US0001M + 0.400%) due 02/25/2034 ~		64	62
Residential Funding Mortgage Securities, Inc. Trust
3.857% due 09/25/2035 ^~		270	232
4.523% due 09/25/2035 ~		500	414
5.750% due 02/25/2036		516	496
Resloc UK PLC
0.766% (BP0003M + 0.160%) due 12/15/2043 ~	GBP	1,386	1,873
Structured Adjustable Rate Mortgage Loan Trust
3.563% due 07/25/2034 ~		$151	151
Structured Asset Mortgage Investments Trust
2.058% (US0001M + 0.250%) due 07/19/2035 ~		686	673
2.062% (US0001M + 0.190%) due 09/25/2047 ~		3,184	3,064

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.072% (US0001M + 0.200%) due 08/25/2036 ~		$281	$317
2.648% (US0001M + 0.840%) due 10/19/2033 ~		29	27
Waldorf Astoria Boca Raton Trust
3.127% (LIBOR01M + 1.350%) due 06/15/2029 ~		3,000	3,006
WaMu Mortgage Pass-Through Certificates Trust
2.011% (12MTA + 0.810%) due 12/25/2046 ~		83	82
2.162% (US0001M + 0.290%) due 10/25/2045 ~		325	326
2.483% (12MTA + 1.200%) due 11/25/2042 ~		93	89
3.067% due 12/25/2036 ~		2,050	1,864
3.357% due 02/25/2037 ^~		2,375	2,334
Wells Fargo Mortgage-Backed Securities Trust
3.603% due 07/25/2036 ^~		1,446	1,415
3.707% due 11/25/2034 ~		1,426	1,441
3.737% due 06/25/2035 ~		70	72
3.750% due 01/25/2035 ~		1,069	1,094
3.755% due 03/25/2036 ~		746	758
3.865% due 03/25/2035 ~		150	151

Total Non-Agency Mortgage-Backed Securities (Cost $75,235)			83,769

ASSET-BACKED SECURITIES 9.6%
ACE Securities Corp. Home Equity Loan Trust
2.607% (US0001M + 0.735%) due 08/25/2035 ~		814	817
ALESCO Preferred Funding Ltd.
2.601% (LIBOR03M + 0.330%) due 12/23/2036 ~		1,196	1,076
2.611% (LIBOR03M + 0.340%) due 09/23/2036 ~		1,670	1,503
3.021% (US0003M + 0.750%) due 09/23/2038 ~		1,105	1,050
American Express Credit Account Master Trust
1.640% due 12/15/2021		5,400	5,348
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.847% (US0001M + 0.975%) due 07/25/2035 ~		1,000	929
Babson CLO Ltd.
2.881% (US0003M + 1.150%) due 10/17/2026 ~		3,100	3,099
Bayview Opportunity Master Fund Trust
3.105% due 08/28/2032		1,305	1,300
BlueMountain CLO Ltd.
2.650% (US0003M + 0.890%) due 10/29/2025 ~		2,908	2,909
Capital One Multi-Asset Execution Trust
2.227% (LIBOR01M + 0.450%) due 02/15/2022 ~		3,900	3,913
Centex Home Equity Loan Trust
5.170% due 09/25/2034		11	11
Chapel BV
0.031% (EUR003M + 0.360%) due 07/17/2066 ~	EUR	2,411	2,960
CIFC Funding Ltd.
2.761% (US0003M + 1.020%) due 10/24/2025 ~		$2,750	2,749
CIT Mortgage Loan Trust
3.222% (LIBOR01M + 1.350%) due 10/25/2037 ~		2,824	2,844
Citigroup Mortgage Loan Trust
2.032% (US0001M + 0.160%) due 12/25/2036 ~		497	328
2.492% (US0001M + 0.620%) due 12/25/2035 ~		2,263	2,273
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates
2.817% (US0001M + 0.945%) due 10/25/2034 ~		3,000	3,011

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Countrywide Asset-Backed Certificates
2.012% (US0001M + 0.140%) due 06/25/2035 ~		$518	$464
2.132% (US0001M + 0.260%) due 12/25/2036 ~		1,200	1,154
2.272% (US0001M + 0.400%) due 06/25/2036 ~		8,500	8,355
Countrywide Asset-Backed Certificates Trust
2.012% (US0001M + 0.140%) due 03/25/2037 ~		273	264
2.877% (US0001M + 1.005%) due 08/25/2035 ~		500	506
Flagship Credit Auto Trust
1.850% due 07/15/2021		2,133	2,121
Ford Credit Auto Lease Trust
1.560% due 11/15/2019		1,177	1,174
1.917% (US0001M + 0.140%) due 11/15/2019 ~		1,962	1,963
Fremont Home Loan Trust
2.142% (US0001M + 0.270%) due 02/25/2036 ~		1,000	737
2.662% (LIBOR01M + 0.395%) due 12/25/2029 ~		44	43
GoldenTree Loan Opportunities Ltd.
2.895% (US0003M + 1.150%) due 04/25/2025 ~		266	267
GSAMP Trust
2.262% (US0001M + 0.390%) due 01/25/2036 ~		6,000	5,947
2.622% (US0001M + 0.750%) due 01/25/2034 ~		3,316	3,275
3.522% (US0001M + 1.650%) due 10/25/2034 ~		87	85
Hyundai Auto Lease Securitization Trust
1.690% due 12/16/2019		2,948	2,936
JPMorgan Mortgage Acquisition Trust
2.112% (US0001M + 0.240%) due 05/25/2036 ~		64	64
2.132% (US0001M + 0.260%) due 06/25/2037 ~		11,500	11,264
KVK CLO Ltd.
2.622% due 01/15/2028 ~		3,000	3,000
Long Beach Mortgage Loan Trust
2.027% (US0001M + 0.155%) due 08/25/2036 ~		6,125	4,145
Malin CLO BV
0.000% (EUR003M + 0.270%) due 05/07/2023 ~	EUR	501	617
Mastr Asset Backed Securities Trust
2.132% (US0001M + 0.260%) due 02/25/2036 ~		$692	678
2.242% (LIBOR01M + 0.370%) due 01/25/2037 ~		353	216
MASTR Specialized Loan Trust
2.132% (US0001M + 0.260%) due 06/25/2046 ~		716	677
MidOcean Credit CLO
0.000% due 04/15/2027 «~(a)		3,400	3,401
Morgan Stanley ABS Capital, Inc. Trust
2.802% (US0001M + 0.930%) due 11/25/2034 ~		2,874	2,884
Morgan Stanley Capital, Inc. Trust
2.052% (US0001M + 0.180%) due 03/25/2036 ~		50	40
Navient Private Education Loan Trust
3.277% (US0001M + 1.500%) due 01/16/2035 ~		1,474	1,481
Panhandle-Plains Higher Education Authority, Inc.
2.825% (US0003M + 1.130%) due 10/01/2035 ~		1,558	1,569
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
3.672% (US0001M + 1.800%) due 12/25/2034 ~		1,352	1,346

82	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2018

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Regatta Funding Ltd.
2.905% (US0003M + 1.160%) due 10/25/2026 ~		$2,800	$2,803
Renaissance Home Equity Loan Trust
5.612% due 04/25/2037		933	474
5.812% due 11/25/2036		4,921	2,972
Residential Asset Mortgage Products Trust
2.092% (LIBOR01M + 0.220%) due 12/25/2035 ~		767	681
2.232% (US0001M + 0.360%) due 02/25/2036 ~		1,000	883
Residential Asset Securities Corp. Trust
2.112% (US0001M + 0.240%) due 10/25/2036 ~		3,000	2,911
SLM Student Loan Trust
1.785% (US0003M + 0.040%) due 04/25/2019 ~		1,200	1,191
2.295% (US0003M + 0.550%) due 04/27/2026 ~		2,036	2,044
SoFi Consumer Loan Program LLC
2.140% due 09/25/2026		1,937	1,926
SoFi Professional Loan Program LLC
1.630% due 01/25/2036		1,749	1,738
Soundview Home Loan Trust
2.547% (US0001M + 0.675%) due 06/25/2035 ~		1,729	1,730
Structured Asset Investment Loan Trust
2.772% (US0001M + 0.900%) due 05/25/2035 ~		2,500	2,485
Structured Asset Securities Corp. Mortgage Loan Trust
2.082% (US0001M + 0.210%) due 02/25/2037 ~		2,978	2,876
2.542% (US0001M + 0.670%) due 11/25/2035 ~		500	477
Tropic CDO Ltd.
1.789% (US0003M + 0.430%) due 04/15/2035 ~		1,541	1,441
Wells Fargo Home Equity Asset-Backed Securities Trust
2.122% (US0001M + 0.250%) due 07/25/2036 ~		2,137	2,137
Westlake Automobile Receivables Trust
1.780% due 04/15/2020		1,586	1,583
Z Capital Credit Partners CLO Ltd.
2.672% due 07/16/2027 ~		3,500	3,504

Total Asset-Backed Securities (Cost $120,929)			130,649

SOVEREIGN ISSUES 10.9%
Banco Nacional de Desenvolvimento Economico e Social
6.500% due 06/10/2019		300	311
Bonos de la Nacion Argentina con Ajuste por CER
4.000% due 03/06/2020	ARS	81,200	4,244
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2018 (e)	BRL	69,200	20,645
Japan Bank for International Cooperation
2.375% due 07/21/2022		$3,700	3,615
Japan Finance Organization for Municipalities
2.000% due 09/08/2020		3,500	3,428

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Province of Ontario
1.650% due 09/27/2019		$12,000	$11,859
2.000% due 01/30/2019		25,000	24,934
3.000% due 07/16/2018		25,000	25,059
3.150% due 06/02/2022	CAD	3,100	2,483
4.000% due 06/02/2021		2,000	1,637
4.400% due 06/02/2019		50,800	40,637
5.500% due 06/02/2018		300	234
Province of Quebec
3.500% due 07/29/2020		$600	612
3.500% due 12/01/2022	CAD	600	489
4.250% due 12/01/2021		10,600	8,804
4.500% due 12/01/2020		900	742

Total Sovereign Issues (Cost $160,512)			149,733

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%

INDUSTRIALS 0.0%
Motors Liquidation Co. «(c)		4,000	0

Total Convertible Preferred Securities (Cost $0)			0

PREFERRED SECURITIES 0.3%

BANKING & FINANCE 0.3%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (g)(i)		4,000	4,700

Total Preferred Securities (Cost $4,120)			4,700

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 18.1%

CERTIFICATES OF DEPOSIT 1.3%
Barclays Bank PLC
1.940% due 09/04/2018		$11,100	11,075
2.355% due 05/17/2018		2,700	2,702
Credit Suisse AG
2.507% due 09/28/2018		4,100	4,100

			17,877

COMMERCIAL PAPER 1.4%
Ford Motor Credit Co.
2.900% due 02/19/2019		3,400	3,312
ING U.S. Funding LLC
1.569% due 05/11/2018		8,300	8,280
QUALCOMM, Inc.
2.295% due 05/30/2018		4,100	4,086
Viacom, Inc.
2.988% due 06/15/2018		3,500	3,481

			19,159

REPURCHASE AGREEMENTS (j) 0.3%
			3,610

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM NOTES 1.0%
Letras del Banco Central de la Republica Argentina
25.400% due 08/15/2018	ARS	26,900	$1,215
26.100% due 05/16/2018		62,500	3,020
26.250% due 05/16/2018		70,670	3,414
26.400% due 04/18/2018		30,230	1,487
26.450% due 04/18/2018 - 05/16/2018		12,610	613
26.500% due 04/18/2018		37,100	1,826
Nigeria Open Market Operation Bills
19.149% due 05/10/2018	NGN	495,300	1,359

			12,934

ARGENTINA TREASURY BILLS 0.3%
25.303% due 09/19/2018 (d)(e)	ARS	84,400	3,764

GREECE TREASURY BILLS 1.0%
1.296% due 06/08/2018 - 08/31/2018 (d)(e)	EUR	10,900	13,366

ITALY TREASURY BILLS 0.2%
(0.080)% due 05/14/2018 (e)(f)		2,700	3,324

JAPAN TREASURY BILLS 12.6%
(0.172)% due 04/09/2018 - 06/04/2018 (d)(e)	JPY	18,400,000	172,953

U.S. TREASURY BILLS 0.0%
1.433% due 04/19/2018 (d)(e)(o)		$397	397

Total Short-Term Instruments (Cost $244,390)			247,384

Total Investments in Securities (Cost $1,495,658)			1,519,489

		SHARES
INVESTMENTS IN AFFILIATES 10.3%

SHORT-TERM INSTRUMENTS 10.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 10.3%
PIMCO Short Asset Portfolio		8,806,632	88,084
PIMCO Short-Term Floating NAV Portfolio III		5,305,597	52,435

Total Short-Term Instruments (Cost $140,590)			140,519

Total Investments in Affiliates (Cost $140,590)			140,519

Total Investments 121.3% (Cost $1,636,248)			$1,660,008

Financial Derivative Instruments (l)(n) (1.1)% (Cost or Premiums, net $290)			(15,128)

Other Assets and Liabilities, net (20.2)%			(276,013)

Net Assets 100.0%			$1,368,867

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	83

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)

(a)	When-issued security.
(b)	Security is not accruing income as of the date of this report.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Coupon represents a yield to maturity.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.

(i)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Farm Credit Bank of Texas	10.000%	12/15/2020	09/30/2010	$ 4,120	$4,700	0.34%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(j)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	03/29/2018	04/02/2018	$3,610	U.S. Treasury Notes 2.000% due 04/30/2024	$(3,686)	$3,610	$3,611

Total Repurchase Agreements						$(3,686)	$3,610	$3,611

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOM	1.810%	03/08/2018	04/09/2018	$(8,213)	$(8,223)
	1.920	03/23/2018	04/23/2018	(11,899)	(11,906)
BOS	1.650	01/23/2018	04/23/2018	(1,847)	(1,853)
	1.700	03/01/2018	04/12/2018	(10,896)	(10,913)
	1.880	03/14/2018	04/13/2018	(5,344)	(5,349)
GRE	1.740	03/01/2018	04/12/2018	(3,764)	(3,769)
	1.820	03/12/2018	04/12/2018	(24,547)	(24,573)

Total Reverse Repurchase Agreements					$(66,586)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
GSC	2.080%	03/26/2018	04/03/2018	$(12,537)	$(12,536)

Total Sale-Buyback Transactions					$(12,536)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(3)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BOM	$0	$(20,129)	$0	$(20,129)	$20,304	$175
BOS	0	(18,115)	0	(18,115)	18,250	135
FICC	3,611	0	0	3,611	(3,686)	(75)
GRE	0	(28,342)	0	(28,342)	28,100	(242)

Master Securities Forward Transaction Agreement
GSC	0	0	(12,536)	(12,536)	12,509	(27)

Total Borrowings and Other Financing Transactions	$3,611	$(66,586)	$(12,536)

84	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2018

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(66,586)	$0	$0	$(66,586)

Total	$0	$(66,586)	$0	$0	$(66,586)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(12,536)	0	0	(12,536)

Total	$0	$(12,536)	$0	$0	$(12,536)

Total Borrowings	$0	$(79,122)	$0	$0	$(79,122)

Payable for reverse repurchase agreements and sale-buyback financing transactions					$(79,122)

(k)	Securities with an aggregate market value of $79,461 have been pledged as collateral under the terms of the above master agreements as of March 31, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2018 was $(46,917) at a weighted average interest rate of 1.242%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Payable for sale-buyback transactions includes $(1) of deferred price drop.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(l)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note June 2018 Futures	$105.500	05/25/2018	1,400	$1,400	$12	$2
Put - CBOT U.S. Treasury 5-Year Note June 2018 Futures	106.000	05/25/2018	1,050	1,050	9	1
Put - CBOT U.S. Treasury 10-Year Note June 2018 Futures	108.000	05/25/2018	1,270	1,270	11	1
Put - CBOT U.S. Treasury 10-Year Note June 2018 Futures	108.500	05/25/2018	2,015	2,015	17	2

					$49	$6

Total Purchased Options					$49	$6

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note May 2018 Futures	$120.000	04/20/2018	175	$175	$(38)	$(17)
Put - CBOT U.S. Treasury 10-Year Note May 2018 Futures	120.500	04/20/2018	70	70	(15)	(14)

					$(53)	$(31)

Total Written Options					$(53)	$(31)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount			Unrealized Appreciation/ (Depreciation)	Variation Margin
							Asset	Liability
Euro-Bund 10-Year Bond June Futures	06/2018	575		EUR	112,798	$1,770	$142	$0
Put Options Strike @ EUR 140.000 on Euro-Bund 10-Year Bond June 2018 Futures	05/2018	687			8	(1)	0	0
Put Options Strike @ EUR 141.000 on Euro-Bund 10-Year Bond June 2018 Futures	05/2018	23			0	0	0	0
U.S. Treasury 5-Year Note June Futures	06/2018	5,333	$		610,420	2,637	583	0
U.S. Treasury 10-Year Note June Futures	06/2018	3,155			382,199	3,084	733	0

						$7,490	$1,458	$0

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	85

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount			Unrealized Appreciation/ (Depreciation)	Variation Margin
							Asset	Liability
90-Day Eurodollar December Futures	12/2019	318	$		(77,286)	$543	$4	$0
90-Day Eurodollar June Futures	06/2020	219			(53,217)	(52)	0	0
90-Day Eurodollar March Futures	03/2020	271			(65,856)	184	4	0
90-Day Eurodollar September Futures	09/2020	172			(41,792)	(44)	0	(2)
Australia Government 10-Year Bond June Futures	06/2018	220		AUD	(21,901)	(341)	17	(112)
Canada Government 10-Year Bond June Futures	06/2018	196		CAD	(20,275)	(373)	0	(87)
Euro-BTP Italy Government Bond June Futures	06/2018	201		EUR	(34,326)	(751)	0	(272)
Euro-Buxl 30-Year Bond June Futures	06/2018	87			(17,704)	(37)	32	(5)
Euro-OAT France Government 10-Year Bond June Futures	06/2018	705			(134,102)	(2,457)	0	(243)
Japan Government 10-Year Bond June Futures	06/2018	2		JPY	(2,834)	(1)	0	0
Put Options Strike @ EUR 158.000 on Euro-Bund 10-Year Bond May 2018 Futures	04/2018	91		EUR	(12)	16	7	0
U.S. Treasury 30-Year Bond June Futures	06/2018	939	$		(137,681)	(3,773)	0	(704)

						$(7,086)	$64	$(1,425)

Total Futures Contracts						$404	$1,522	$(1,425)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
Goldman Sachs Group, Inc.	1.000%	Quarterly	12/20/2020	0.387%	$	11,900	$181	$16	$197	$0	$(1)
MBIA, Inc.	5.000	Quarterly	12/20/2019	5.540		3,000	(90)	70	(20)	0	(9)

							$91	$86	$177	$0	$(10)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
CDX.HY-29 5-Year Index	5.000%	Quarterly	12/20/2022	$	2,800	$198	$(12)	$186	$11	$0
CDX.HY-30 5-Year Index	5.000	Quarterly	06/20/2023		3,500	210	7	217	16	0
CDX.IG-29 5-Year Index	1.000	Quarterly	12/20/2022		11,600	233	(14)	219	10	0
CDX.IG-30 5-Year Index	1.000	Quarterly	06/20/2023		26,200	428	14	442	26	0

						$1,069	$(5)	$1,064	$63	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Year BRL-CDI	8.220%	Maturity	01/02/2020	BRL	25,700	$(19)	$192	$173	$7	$0
Pay	1-Year BRL-CDI	9.650	Maturity	01/02/2025		21,200	(3)	134	131	9	0
Receive	3-Month CAD-Bank Bill	2.700	Semi-Annual	12/19/2024	CAD	14,700	(791)	552	(239)	0	(39)
Receive	3-Month CAD-Bank Bill	1.750	Semi-Annual	12/16/2046		1,100	120	35	155	0	(6)
Pay	3-Month USD-LIBOR	1.958	Semi-Annual	12/05/2019	$	106,400	0	(441)	(441)	0	(12)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		17,900	(327)	681	354	0	(36)
Receive(5)	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		21,300	1,223	(211)	1,012	0	(46)
Pay(5)	6-Month EUR-EURIBOR	1.501	Annual	07/04/2042	EUR	12,400	0	27	27	0	(20)
Receive(5)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2023	GBP	22,700	(15)	(104)	(119)	0	(86)
Receive(5)	6-Month GBP-LIBOR	1.500	Semi-Annual	06/20/2028		5,100	166	(147)	19	0	(25)
Receive(5)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2028		3,700	89	(65)	24	0	(19)
Receive(5)	6-Month GBP-LIBOR	1.500	Semi-Annual	06/20/2048		9,900	298	(237)	61	0	(73)
Receive(5)	6-Month GBP-LIBOR	1.750	Semi-Annual	09/19/2048		3,100	(163)	(87)	(250)	0	(26)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026	JPY	14,360,000	(845)	(96)	(941)	85	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027		720,000	(37)	20	(17)	2	0
Receive	6-Month JPY-LIBOR	0.354	Semi-Annual	01/18/2028		80,000	1	(6)	(5)	0	0
Receive	6-Month JPY-LIBOR	0.351	Semi-Annual	02/08/2028		120,000	0	(7)	(7)	0	0
Receive	6-Month JPY-LIBOR	0.301	Semi-Annual	02/13/2028		230,000	15	(18)	(3)	1	0
Receive	6-Month JPY-LIBOR	0.354	Semi-Annual	02/16/2028		260,000	0	(17)	(17)	1	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		880,000	64	(69)	(5)	3	0
Receive(5)	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028		140,000	2	(11)	(9)	1	0
Receive(5)	6-Month JPY-LIBOR	0.399	Semi-Annual	06/18/2028		140,000	0	(12)	(12)	1	0

							$(222)	$113	$(109)	$110	$(388)

Total Swap Agreements							$938	$194	$1,132	$173	$(398)

86	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2018

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value		Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options		Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$6	$1,522	$173	$1,701		$(31)	$(1,425)	$(398)	$(1,854)

(m)	Securities with an aggregate market value of $20,244 and cash of $3,986 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(n)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	04/2018	ARS	1,840		$89	$0	$(2)
	04/2018	DKK	444,754		67,396	0	(6,013)
	05/2018	ARS	55,780		2,688	3	(26)
	05/2018	JPY	5,720,000		52,693	0	(1,166)
	05/2018	NOK	6,055		786	12	0
	05/2018	SEK	18,635		2,283	45	0
	05/2018		$849	EUR	686	0	(2)
	05/2018		6,127	JPY	650,500	2	0
	05/2018		21,579	SEK	176,745	7	(356)
	06/2018		2,608	TWD	75,413	3	0
	08/2018	EUR	4,500		$5,570	0	(30)
BPS	04/2018	ARS	14,750		709	0	(19)
	04/2018	DKK	255,466		37,581	0	(4,584)
	04/2018		$1,446	DKK	9,705	156	0
	04/2018		7,397	RUB	441,704	298	0
	05/2018	SEK	114,870		$14,318	506	0
	05/2018		$362	MXN	6,841	12	0
	06/2018	JPY	700,000		$6,604	0	(1)
	06/2018		$154	TWD	4,451	0	0
BRC	05/2018	ARS	7,190		$343	0	(6)
	05/2018	NOK	5,540		720	13	0
	06/2018		$2,855	KRW	3,028,869	2	0
	06/2018		15,306	RUB	871,919	0	(207)
CBK	04/2018	ARS	37,100		$1,823	0	(6)
	04/2018	DKK	9,390		1,493	0	(57)
	04/2018	JPY	400,000		3,785	25	0
	04/2018		$16,186	GBP	11,509	0	(39)
	05/2018	ARS	41,700		$2,033	7	0
	05/2018	AUD	10,077		7,850	110	0
	05/2018	EUR	1,336		1,661	12	0
	05/2018	GBP	1,921		2,713	13	0
	05/2018	ILS	428		125	3	0

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	87

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	05/2018	JPY	3,560,000		$33,124	$37	$(448)
	05/2018	MXN	13,119		697	0	(20)
	05/2018		$1,276	EUR	1,030	0	(5)
	05/2018		18,057	GBP	13,018	238	0
	05/2018		3,070	RUB	178,531	26	0
	06/2018	JPY	510,000		$4,809	0	(3)
	06/2018		$2,368	KRW	2,517,255	6	0
	07/2018		9,628	BRL	32,000	0	(12)
DUB	04/2018	BRL	4,804		$1,445	0	(10)
	04/2018		$1,477	BRL	4,804	0	(22)
	06/2018	TWD	306,047		$10,564	0	(34)
	06/2018		$2,778	KRW	3,016,630	67	0
FBF	04/2018	KRW	3,402,972		$3,177	0	(15)
	04/2018	RUB	404,026		7,001	5	(35)
	04/2018		$3,191	KRW	3,402,972	2	0
	06/2018		3,183		3,402,972	27	0
GLM	04/2018	BRL	9,800		$3,015	47	0
	04/2018	DKK	55,323		8,143	0	(988)
	04/2018	KRW	1,296,618		1,216	0	(1)
	04/2018	RUB	658,291		11,456	30	(42)
	04/2018		$2,948	BRL	9,800	20	0
	04/2018		1,211	KRW	1,296,618	6	0
	04/2018		6,559	RUB	372,231	5	(73)
	05/2018	EUR	7,422		$9,181	22	0
	05/2018	GBP	21,593		30,070	0	(276)
	05/2018	JPY	2,332,900		21,914	0	(67)
	05/2018		$7,160	EUR	5,706	0	(119)
	05/2018		25,312	JPY	2,668,100	0	(174)
	06/2018		13,080	KRW	14,100,332	220	0
	06/2018		6,598	RUB	377,727	0	(57)
	07/2018		5,032		292,787	22	0
HUS	04/2018	ARS	2,450		$118	0	(3)
	04/2018	CAD	72,275		57,270	1,169	0
	04/2018	GBP	11,509		16,364	217	0
	04/2018	RUB	885,143		15,436	41	(21)
	04/2018	TWD	72,517		2,493	6	0
	04/2018		$12,870	RUB	742,348	90	(25)
	04/2018		2,492	TWD	72,517	0	(5)
	05/2018	ARS	8,320		$398	0	(6)
	05/2018	AUD	24,834		19,669	594	0
	05/2018		$12,150	AUD	15,454	0	(280)
	05/2018		16,384	GBP	11,509	0	(217)
	06/2018	KRW	26,121,833		$24,166	0	(474)
	06/2018		$3,112	TWD	89,791	1	(4)
	07/2018	EUR	2,600		$3,160	0	(62)
IND	04/2018		$681	DKK	4,090	0	(6)
JPM	04/2018	BRL	11,488		$3,442	0	(38)
	04/2018	CAD	547		426	1	0
	04/2018	NZD	374		270	0	0
	04/2018	RUB	486,704		8,486	6	(2)
	04/2018		$3,450	BRL	11,489	30	0
	04/2018		56,574	CAD	72,822	0	(48)
	05/2018	AUD	964		$758	17	0
	05/2018	CAD	72,822		56,605	47	0
	05/2018	EUR	6,085		7,628	118	0
	05/2018	GBP	12,187		16,935	0	(192)
	05/2018	JPY	1,533,200		14,592	147	0
	05/2018	NOK	8,960		1,168	24	0
	05/2018	RUB	281,709		4,893	8	0
	05/2018	SEK	37,415		4,586	92	0
	05/2018		$7,763	AUD	9,878	0	(176)
	05/2018		12,003	CAD	15,476	16	0
	05/2018		1,607	EUR	1,297	0	(6)
	05/2018		1,359	GBP	962	0	(7)
	05/2018		24,886	JPY	2,620,900	0	(194)
	05/2018		2,630	NOK	20,775	24	0
	05/2018		15,623	SEK	128,155	0	(230)
	06/2018	EUR	1,300		$1,613	6	0
	06/2018	JPY	630,000		5,947	3	0
	06/2018	RUB	333,711		5,796	17	0
	06/2018		$1,550	RUB	88,457	0	(18)

88	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2018

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
MSB	04/2018	ARS	15,480		$749	$0	$(14)
	04/2018		$1,203	RUB	69,233	3	0
	05/2018	EUR	278		$343	0	0
	05/2018	JPY	3,180,000		29,220	0	(738)
RYL	08/2018	EUR	1,100		1,359	0	(10)
SCX	04/2018	KRW	2,106,355		1,975	0	(1)
	04/2018		$1,964	KRW	2,106,355	12	0
	05/2018	EUR	407		$502	0	0
	05/2018	NGN	464,344		1,238	0	(42)
	06/2018	THB	6,693		211	0	(3)
	06/2018		$156	INR	10,259	1	0
	06/2018		2,138	TWD	61,831	3	0
	07/2018	BRL	101,200		$30,234	0	(176)
	08/2018	EUR	1,400		1,760	22	0
SOG	04/2018	RUB	258,149		4,506	14	0
SSB	04/2018	BRL	4,996		1,503	0	(10)
	04/2018		$1,538	BRL	4,996	0	(25)
TOR	04/2018	DKK	43,430		$6,351	0	(817)
UAG	04/2018	JPY	500,000		4,507	0	(196)
	04/2018	RUB	139,764		2,452	17	0
	04/2018		$383	RUB	21,975	0	0
	05/2018	JPY	1,480,000		$13,611	0	(329)
	06/2018		1,320,000		12,444	0	(11)

Total Forward Foreign Currency Contracts						$4,755	$(19,301)

PURCHASED OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
JPM	Put - OTC CDX.IG-29 5-Year Index	Buy	1.300%	04/18/2018	$4,000	$1	$0

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.945%	12/09/2019	$	4,400	$211	$277
GLM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.940	08/20/2018		2,500	244	67
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.943	12/12/2019		1,100	53	70
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.905	08/20/2018		8,000	789	242

								$1,297	$656

Total Purchased Options								$1,298	$656

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-29 5-Year Index	Sell	0.800%	04/18/2018	$7,000	$(9)	$(1)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018	1,500	(2)	(2)
BPS	Put - OTC CDX.IG-30 5-Year Index	Sell	0.800	06/20/2018	11,400	(19)	(20)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018	3,300	(5)	(4)
BRC	Put - OTC CDX.IG-30 5-Year Index	Sell	0.950	07/18/2018	3,400	(6)	(5)
CBK	Put - OTC CDX.IG-29 5-Year Index	Sell	0.850	04/18/2018	6,500	(6)	(1)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018	900	(1)	(1)
DUB	Put - OTC CDX.IG-29 5-Year Index	Sell	0.800	04/18/2018	6,600	(8)	(1)
FBF	Put - OTC CDX.IG-29 5-Year Index	Sell	0.800	05/16/2018	2,600	(4)	(1)
JPM	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018	2,100	(2)	(2)

						$(62)	$(38)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	89

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
GLM	Call - OTC USD versus BRL	BRL	3.300	04/11/2018	$	5,000	$(35)	$(39)
	Call - OTC USD versus BRL		3.305	04/25/2018		4,700	(44)	(53)
JPM	Call - OTC USD versus BRL		3.330	04/12/2018		3,450	(35)	(16)
MSB	Call - OTC USD versus MXN	MXN	19.230	04/11/2018		2,400	(20)	(1)
	Call - OTC USD versus MXN		19.550	04/12/2018		5,600	(47)	(1)
	Call - OTC USD versus MXN		19.250	04/25/2018		8,300	(92)	(8)
	Call - OTC USD versus SEK	SEK	8.340	04/25/2018		6,300	(26)	(54)
RYL	Put - OTC AUD versus USD	$	0.768	04/12/2018	AUD	5,600	(23)	(25)
	Call - OTC AUD versus USD		0.807	04/12/2018		5,600	(26)	0

							$(348)	$(197)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750%	12/09/2019	$ 19,500	$(213)	$(363)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	08/20/2018	11,200	(250)	(75)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/12/2019	4,900	(54)	(92)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	08/20/2018	35,200	(785)	(234)

							$(1,302)	$(764)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
FAR	Call - OTC Fannie Mae, TBA 3.500% due 05/01/2048	$	100.242	05/07/2018	$6,000	$(17)	$(23)
	Call - OTC Fannie Mae, TBA 3.500% due 05/01/2048		100.305	05/07/2018	4,000	(10)	(14)
FBF	Put - OTC Fannie Mae, TBA 3.000% due 04/01/2048		95.969	04/05/2018	11,000	(50)	0
	Put - OTC Fannie Mae, TBA 3.000% due 04/01/2048		95.973	04/05/2018	11,000	(50)	0
GSC	Put - OTC Fannie Mae, TBA 3.500% due 04/01/2048		99.340	04/05/2018	11,000	(61)	(1)
	Call - OTC Fannie Mae, TBA 3.500% due 05/01/2048		100.234	05/07/2018	7,000	(23)	(27)
	Call - OTC Fannie Mae, TBA 3.500% due 05/01/2048		100.445	05/07/2018	2,000	(5)	(6)
JPM	Call - OTC Fannie Mae, TBA 3.500% due 05/01/2048		100.426	05/07/2018	5,000	(14)	(15)

						$(230)	$(86)

Total Written Options						$(1,942)	$(1,085)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities				Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(1)
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter
BOA	$72	$277	$0	$349	$(7,595)	$(366)	$0	$(7,961)	$(7,612)	$7,649	$37
BPS	972	0	0	972	(4,604)	(24)	0	(4,628)	(3,656)	4,131	475
BRC	15	0	0	15	(213)	(5)	0	(218)	(203)	275	72
CBK	477	0	0	477	(590)	(2)	0	(592)	(115)	266	151
DUB	67	0	0	67	(66)	(1)	0	(67)	0	8	8
FAR	0	0	0	0	0	(37)	0	(37)	(37)	0	(37)
FBF	34	0	0	34	(50)	(1)	0	(51)	(17)	0	(17)
GLM	372	137	0	509	(1,797)	(259)	0	(2,056)	(1,547)	1,912	365
GSC	0	0	0	0	0	(34)	0	(34)	(34)	0	(34)
HUS	2,118	0	0	2,118	(1,097)	0	0	(1,097)	1,021	(1,220)	(199)
IND	0	0	0	0	(6)	0	0	(6)	(6)	0	(6)
JPM	556	0	0	556	(911)	(33)	0	(944)	(388)	287	(101)
MSB	3	0	0	3	(752)	(64)	0	(816)	(813)	1,022	209
MYC	0	242	0	242	0	(234)	0	(234)	8	(120)	(112)
RYL	0	0	0	0	(10)	(25)	0	(35)	(35)	(70)	(105)
SCX	38	0	0	38	(222)	0	0	(222)	(184)	0	(184)
SOG	14	0	0	14	0	0	0	0	14	0	14
SSB	0	0	0	0	(35)	0	0	(35)	(35)	0	(35)

90	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2018

	Financial Derivative Assets				Financial Derivative Liabilities				Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(1)
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter
TOR	$0	$0	$0	$0	$(817)	$0	$0	$(817)	$(817)	$829	$12
UAG	17	0	0	17	(536)	0	0	(536)	(519)	374	(145)

Total Over the Counter	$4,755	$656	$0	$5,411	$(19,301)	$(1,085)	$0	$(20,386)

(o)	Securities with an aggregate market value of $16,752 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2018.

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$6	$6
Futures	0	0	0	0	1,522	1,522
Swap Agreements	0	63	0	0	110	173

	$0	$63	$0	$0	$1,638	$1,701

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,755	$0	$4,755
Purchased Options	0	0	0	0	656	656

	$0	$0	$0	$4,755	$656	$5,411

	$0	$63	$0	$4,755	$2,294	$7,112

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$31	$31
Futures	0	0	0	0	1,425	1,425
Swap Agreements	0	10	0	0	388	398

	$0	$10	$0	$0	$1,844	$1,854

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$19,301	$0	$19,301
Written Options	0	38	0	197	850	1,085

	$0	$38	$0	$19,498	$850	$20,386

	$0	$48	$0	$19,498	$2,694	$22,240

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(99)	$(99)
Written Options	0	0	0	0	175	175
Futures	0	0	0	0	(11,120)	(11,120)
Swap Agreements	0	114	0	0	1,072	1,186

	$0	$114	$0	$0	$(9,972)	$(9,858)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	91

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)

March 31, 2018

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(15,265)	$0	$(15,265)
Purchased Options	0	0	0	(1)	0	(1)
Written Options	0	0	0	2,324	211	2,535
Swap Agreements	0	194	0	0	0	194

	$0	$194	$0	$(12,942)	$211	$(12,537)

	$0	$308	$0	$(12,942)	$(9,761)	$(22,395)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$43	$43
Written Options	0	0	0	0	23	23
Futures	0	0	0	0	13	13
Swap Agreements	0	85	0	0	(2,957)	(2,872)

	$0	$85	$0	$0	$(2,878)	$(2,793)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(12,279)	$0	$(12,279)
Purchased Options	0	(1)	0	0	(220)	(221)
Written Options	0	25	0	159	28	212
Swap Agreements	0	(171)	0	0	0	(171)

	$0	$(147)	$0	$(12,120)	$(192)	$(12,459)

	$0	$(62)	$0	$(12,120)	$(3,070)	$(15,252)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$5,500	$0	$5,500
Corporate Bonds & Notes
Banking & Finance	0	406,155	0	406,155
Industrials	0	53,267	0	53,267
Utilities	0	21,463	0	21,463
Municipal Bonds & Notes
Alabama	0	3,997	0	3,997
Illinois	0	2,905	0	2,905
U.S. Government Agencies	0	281,507	0	281,507
U.S. Treasury Obligations	0	128,460	0	128,460
Non-Agency Mortgage-Backed Securities	0	83,769	0	83,769
Asset-Backed Securities	0	127,248	3,401	130,649
Sovereign Issues	0	149,733	0	149,733
Preferred Securities
Banking & Finance	0	4,700	0	4,700
Short-Term Instruments
Certificates of Deposit	4,100	13,777	0	17,877
Commercial Paper	0	19,159	0	19,159
Repurchase Agreements	0	3,610	0	3,610
Short-Term Notes	0	12,934	0	12,934
Argentina Treasury Bills	0	3,764	0	3,764
Greece Treasury Bills	0	13,366	0	13,366
Italy Treasury Bills	0	3,324	0	3,324
Japan Treasury Bills	0	172,953	0	172,953
U.S. Treasury Bills	0	397	0	397

	$4,100	$1,511,988	$3,401	$1,519,489

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$140,519	$0	$0	$140,519

Total Investments	$144,619	$1,511,988	$3,401	$1,660,008

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,522	179	0	1,701
Over the counter	0	5,411	0	5,411

	$1,522	$5,590	$0	$7,112

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,425)	(429)	0	(1,854)
Over the counter	0	(20,386)	0	(20,386)

	$(1,425)	$(20,815)	$0	$(22,240)

Total Financial Derivative Instruments	$97	$(15,225)	$0	$(15,128)

Totals	$144,716	$1,496,763	$3,401	$1,644,880

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

92	PIMCO BOND FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Mortgage-Backed Securities Fund

March 31, 2018

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 168.9%

CORPORATE BONDS & NOTES 1.0%

BANKING & FINANCE 0.5%
Preferred Term Securities Ltd.
3.146% (US0003M + 0.860%) due 07/03/2033 ~	$900	$819

INDUSTRIALS 0.5%
Norwegian Air Shuttle ASA Pass-Through Trust
4.875% due 11/10/2029	953	940

Total Corporate Bonds & Notes (Cost $1,632)		1,759

U.S. GOVERNMENT AGENCIES 142.7%
Fannie Mae
0.000% due 07/25/2022 (b)(c)	6	6
1.240% due 10/25/2046 ~(a)	63	3
1.352% due 07/25/2044 ~(a)	246	10
1.428% due 07/25/2052 ~(a)	231	10
1.432% due 07/25/2045 ~(a)	897	53
1.453% due 10/25/2045 ~(a)	334	17
1.458% due 04/25/2055 ~(a)	396	20
1.489% due 07/25/2044 ~(a)	206	10
1.516% due 09/25/2045 ~(a)	202	11
1.568% due 03/25/2045 ~(a)	245	10
1.573% due 01/25/2045 ~(a)	215	9
1.578% due 08/25/2054 ~(a)	333	17
1.653% due 08/25/2055 ~(a)	244	13
1.681% (LIBOR01M + 0.060%) due 12/25/2036 ~	1,282	1,268
1.694% due 08/25/2044 ~(a)	216	11
1.992% (LIBOR01M + 0.120%) due 06/25/2033 - 03/25/2034 ~	275	273
2.000% due 01/01/2028 - 09/01/2029	648	629
2.022% (LIBOR01M + 0.150%) due 08/25/2034 ~	19	18
2.132% (US0001M + 0.260%) due 06/25/2032 ~	107	103
2.177% due 01/25/2022 ~(a)	5,631	250
2.208% (LIBOR01M + 0.400%) due 04/18/2028 ~	1	1
2.212% (US0001M + 0.340%) due 11/25/2032 ~	38	38
2.245% (US0001M + 0.745%) due 05/01/2033 ~	90	93
2.322% (LIBOR01M + 0.450%) due 05/25/2023 - 07/25/2036 ~	711	714
2.372% (LIBOR01M + 0.500%) due 03/25/2032 ~	183	183
2.401% (12MTA + 1.200%) due 08/01/2042 - 10/01/2044 ~	773	786
2.500% due 06/01/2028 - 12/01/2046	1,813	1,753
2.522% (LIBOR01M + 0.650%) due 02/25/2024 ~	93	94
2.532% (LIBOR01M) due 04/25/2037 ~	775	784
2.572% (LIBOR01M + 0.700%) due 10/25/2037 ~	793	804
2.708% (US0012M + 1.790%) due 02/01/2042 ~	244	255
2.743% (US0012M + 0.675%) due 02/01/2036 ~	276	275
2.872% (LIBOR01M + 1.000%) due 04/25/2023 - 04/25/2032 ~	90	92
2.944% due 07/25/2039	1,218	1,180
2.998% (US0006M + 1.292%) due 03/01/2032 ~	27	28
3.000% due 06/01/2029 - 12/01/2046	7,833	7,675
3.000% due 04/25/2046 (a)	697	102
3.011% (H15T1Y + 2.124%) due 04/01/2033 ~	63	66
3.050% (US0006M + 1.550%) due 05/01/2035 ~	22	23
3.057% (US0006M + 1.550%) due 05/01/2035 ~	191	198
3.059% (US0006M + 1.511%) due 01/01/2035 ~	132	137

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.060% (US0006M + 1.315%) due 08/01/2027 ~	$123	$125
3.095% (US0012M + 1.345%) due 12/01/2034 ~	4	4
3.110% (12MTA + 1.893%) due 11/01/2035 ~	33	35
3.112% (US0006M + 1.535%) due 03/01/2035 ~	3	3
3.136% (US0012M + 1.386%) due 04/01/2035 ~	58	60
3.137% (US0006M + 1.536%) due 01/01/2035 ~	34	35
3.138% (US0006M + 1.535%) due 01/01/2035 ~	29	30
3.146% (US0012M + 1.396%) due 11/01/2034 ~	14	15
3.156% (US0006M + 1.547%) due 01/01/2035 ~	51	52
3.165% (H15T3Y + 1.940%) due 05/01/2023 ~	2	2
3.168% (US0012M + 1.396%) due 10/01/2035 ~	12	12
3.172% (US0012M + 1.422%) due 10/01/2035 ~	30	32
3.175% (US0012M + 1.425%) due 09/01/2034 ~	178	185
3.193% (- 1.5*LIBOR01M + 6.000%) due 06/25/2043 ~	627	529
3.218% (US0012M + 1.378%) due 01/01/2035 ~	24	25
3.230% (US0012M + 1.355%) due 02/01/2035 ~	60	62
3.233% (US0006M + 1.538%) due 02/01/2035 ~	22	23
3.257% (H15T1Y + 2.257%) due 06/01/2030 ~	7	7
3.323% (H15T1Y + 2.239%) due 01/01/2036 ~	288	304
3.330% (US0012M + 1.455%) due 03/01/2035 ~	18	19
3.330% (H15T1Y + 2.048%) due 09/01/2041 ~	280	292
3.335% (US0012M + 1.355%) due 03/01/2035 ~	22	23
3.353% (US0012M + 1.603%) due 12/01/2034 ~	11	11
3.375% (H15T1Y + 2.221%) due 10/01/2037 ~	1,192	1,259
3.385% (H15T1Y + 2.135%) due 10/01/2028 - 12/01/2034 ~	271	285
3.414% (US0012M + 1.642%) due 07/01/2035 ~	53	56
3.440% due 02/01/2032	499	505
3.450% (H15T1Y + 2.150%) due 12/01/2035 ~	293	295
3.465% due 05/25/2035 ~	132	138
3.466% (US0012M + 1.632%) due 02/01/2035 ~	35	36
3.487% (US0012M + 1.737%) due 09/01/2035 ~	54	56
3.490% (US0012M + 1.702%) due 05/01/2035 ~	78	82
3.500% due 09/01/2039 - 09/01/2047	8,438	8,458
3.500% due 04/25/2046 (a)	608	76
3.504% (-1.5*LIBOR01M + 6.000%) due 04/25/2043 - 06/25/2043 ~	1,300	1,127
3.528% (US0012M + 1.731%) due 05/01/2038 ~	865	911
3.530% (US0012M + 1.780%) due 11/01/2035 ~	66	69
3.590% (US0012M + 1.734%) due 07/01/2035 ~	26	28
3.594% (H15T1Y + 2.405%) due 07/01/2035 ~	70	74
3.629% (US0012M + 1.616%) due 02/01/2035 ~	19	19
3.654% (- 1.5*LIBOR01M + 6.150%) due 03/25/2043 ~	282	255
3.686% (H15T1Y + 2.279%) due 05/01/2035 ~	90	95

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.729% (- 1.0*LIBOR01M + 5.600%) due 06/25/2044 ~(a)	$1,109	$142
3.755% (US0006M + 2.255%) due 10/01/2032 ~	123	123
3.757% (US0012M + 1.652%) due 02/01/2035 ~	26	28
3.758% (US0012M + 1.715%) due 02/01/2035 ~	18	19
4.000% due 09/01/2018 - 11/25/2045	15,466	15,995
4.179% (-1.0*LIBOR01M + 6.050%) due 06/25/2046 ~(a)	1,721	273
4.500% due 06/01/2018 - 08/25/2043	5,185	5,396
5.000% due 01/01/2019 - 01/01/2024	288	296
5.450% (- 2.333*LIBOR01M + 9.333%) due 10/25/2045 ~	203	183
5.500% due 08/01/2024 - 11/01/2039	732	804
5.500% due 05/25/2045 (a)	180	40
6.000% due 03/01/2022 - 11/01/2040	2,050	2,269
6.500% due 09/25/2023 - 11/01/2037	1,009	1,131
6.500% due 04/25/2038 (a)	37	8
7.000% due 09/25/2023	9	9
7.500% due 09/01/2034	1	1
7.750% due 08/25/2022	7	7
Fannie Mae, TBA
3.000% due 04/01/2033 - 05/01/2033	7,300	7,280
3.500% due 05/01/2033 - 06/01/2048	47,600	47,802
4.000% due 05/01/2048	8,300	8,500
5.000% due 05/01/2048 - 06/01/2048	3,000	3,195
Federal Housing Administration
7.430% due 06/01/2019	2	2
Freddie Mac
0.794% due 01/25/2023 ~(a)	22,055	680
1.012% due 11/25/2022 ~(a)	10,081	382
1.179% due 04/25/2021 ~(a)	6,323	191
1.197% due 10/15/2037 ~(a)	70	2
1.335% due 11/25/2019 ~(a)	3,422	56
1.347% due 10/15/2037 ~(a)	31	1
1.351% due 11/25/2019 ~(a)	33,077	642
1.401% due 10/15/2037 ~(a)	310	20
1.515% due 11/15/2036 ~(a)	184	11
1.520% due 03/15/2037 ~(a)	71	4
1.521% due 05/15/2037 ~(a)	55	2
1.539% due 11/15/2038 ~(a)	211	10
1.579% due 06/15/2038 ~(a)	115	6
1.584% due 08/15/2041 ~(a)	63	3
1.640% due 10/15/2041 ~(a)	163	7
1.714% due 02/15/2038 ~(a)	148	10
1.760% due 02/15/2038 ~(a)	147	8
1.837% due 08/15/2036 ~(a)	153	8
1.925% (LIBOR01M + 0.350%) due 10/15/2037 ~	293	294
2.000% (LIBOR01M + 0.330%) due 11/25/2021 ~	173	173
2.020% (LIBOR01M + 0.350%) due 09/25/2021 ~	172	172
2.027% (LIBOR01M + 0.250%) due 05/15/2035 ~	47	47
2.177% (LIBOR01M + 0.400%) due 06/15/2032 - 12/15/2032 ~	60	60
2.227% (LIBOR01M + 0.450%) due 12/15/2031 ~	68	68
2.263% (12MTA + 1.200%) due 02/25/2045 ~	216	218
2.277% (LIBOR01M + 0.500%) due 09/15/2030 ~	9	9
2.500% due 12/01/2032 - 09/01/2046	3,294	3,186
2.677% (LIBOR01M + 0.900%) due 02/15/2021 ~	67	67
2.892% (H15T3Y + 1.925%) due 11/01/2028 ~	1	1

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	93

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.980% (H15T1Y + 2.230%) due 02/01/2028 ~	$22	$23
3.000% due 06/01/2027 - 08/01/2046	6,888	6,592
3.045% (H15T1Y + 2.250%) due 04/01/2035 ~	35	38
3.072% (H15T1Y + 2.250%) due 04/01/2035 ~	59	63
3.251% (H15T3Y + 2.089%) due 08/01/2025 ~	1	1
3.399% (H15T1Y + 2.250%) due 09/01/2034 ~	433	457
3.489% (H15T1Y + 2.250%) due 11/01/2031 ~	27	28
3.490% (US0012M + 1.727%) due 01/01/2035 ~	31	32
3.500% due 12/15/2022 - 10/15/2044	691	653
3.500% (US0012M + 1.625%) due 03/01/2035 ~	10	10
3.500% due 01/15/2043 - 08/15/2045 (a)	1,302	258
3.509% (US0012M + 1.625%) due 02/01/2035 ~	4	4
3.515% (US0012M + 1.766%) due 11/01/2036 ~	137	144
3.549% (H15T1Y + 2.254%) due 01/01/2034 ~	16	17
3.570% (US0012M + 1.770%) due 09/01/2035 ~	182	190
3.570% (US0012M + 1.781%) due 10/01/2039 ~	847	891
3.599% (H15T1Y + 2.476%) due 06/01/2035 ~	28	30
3.670% (US0012M + 1.882%) due 08/01/2036 ~	27	28
3.676% (H15T1Y + 2.390%) due 05/01/2032 ~	16	16
3.737% (US0012M + 1.900%) due 02/01/2035 ~	14	15
3.870% (US0012M + 1.900%) due 03/01/2035 ~	9	10
3.963% (H15T1Y + 2.250%) due 02/01/2035 ~	7	7
4.000% due 03/15/2042 - 07/01/2043	3,345	3,431
4.000% due 09/15/2045 - 04/15/2046 (a)	2,545	454
4.500% due 03/15/2021 - 04/01/2044	847	894
5.000% due 09/01/2033 - 07/01/2041	3,375	3,637
5.500% due 04/01/2027 - 06/01/2040	2,297	2,524
5.500% due 10/15/2035 (a)	242	46
6.000% due 02/01/2024 - 05/01/2040	1,711	1,910
6.500% due 12/15/2023 - 05/15/2028	180	194
7.262% (- 2.667*LIBOR01M + 12.000%) due 08/15/2046 ~	519	534
7.829% (- 2.667*LIBOR01M + 12.267%) due 05/15/2035 ~	137	142
8.000% due 06/15/2026	4	4
9.343% (- 4.0*LIBOR01M + 16.000%) due 05/15/2041 ~	199	233
Freddie Mac, TBA
2.500% due 04/12/2048	2,000	1,882
3.000% due 04/12/2048	10,000	9,742
3.500% due 04/12/2048 - 05/14/2048	14,000	14,017
4.000% due 05/14/2048	8,500	8,707
Ginnie Mae
0.463% due 12/20/2045 ~(a)	387	8
0.574% due 09/20/2045 ~(a)	455	12
0.664% due 11/20/2045 ~(a)	342	10
0.700% due 06/20/2042 ~(a)	383	8
0.750% due 06/20/2042 ~(a)	351	9
0.851% due 06/20/2043 ~(a)	303	6
1.986% (LIBOR01M + 0.200%) due 07/16/2032 ~	3	3

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.000% due 03/20/2043	$81	$71
2.036% (LIBOR01M + 0.250%) due 08/16/2032 ~	65	65
2.295% (US0001M + 0.720%) due 09/20/2063 ~	962	970
2.325% (US0001M + 0.750%) due 09/20/2065 ~	908	918
2.336% (LIBOR01M + 0.550%) due 04/16/2032 ~	74	75
2.575% (US0001M + 1.000%) due 04/20/2063 - 08/20/2063 ~	3,262	3,322
2.750% (H15T1Y + 1.500%) due 07/20/2022 - 08/20/2026 ~	10	10
2.875% (US0001M + 1.300%) due 09/20/2063 ~	805	824
3.000% due 05/20/2039 (a)	331	28
3.000% due 03/20/2043 - 11/20/2047	1,180	1,142
3.125% (H15T1Y + 1.500%) due 12/20/2021 ~	2	2
3.500% due 01/20/2041 - 08/20/2042 (a)	1,282	189
3.500% due 02/15/2042 - 12/20/2047	10,198	10,260
4.000% due 03/15/2045 - 09/20/2047	7,108	7,349
4.000% due 06/20/2045 (a)	1,433	264
4.070% due 01/15/2050	1,259	1,280
4.258% (- 1.0*LIBOR01M + 6.080%) due 11/20/2045 ~(a)	1,235	208
4.500% due 01/15/2035 - 06/20/2043	2,066	2,184
5.000% due 11/20/2034 - 08/20/2044	2,197	2,353
5.000% (- 6.0*LIBOR01M + 24.000%) due 08/20/2045 ~	85	80
5.450% (- 2.333*LIBOR01M + 9.333%) due 09/20/2045 ~	138	125
5.500% due 09/15/2033 - 12/15/2039	337	370
6.000% due 05/20/2042	83	93
6.500% due 07/15/2024 - 08/15/2038	454	508
7.500% due 08/15/2027	1	1
Ginnie Mae, TBA
3.000% due 04/01/2048 - 04/19/2048	6,400	6,294
3.500% due 04/01/2048 - 04/19/2048	3,200	3,229
4.000% due 04/01/2048 - 04/19/2048	3,300	3,392
4.500% due 05/21/2048	9,000	9,339

Total U.S. Government Agencies (Cost $247,604)		246,431

U.S. TREASURY OBLIGATIONS 4.1%
U.S. Treasury Notes
2.125% due 09/30/2024	40	39
2.125% due 11/30/2024	1,200	1,159
2.250% due 11/15/2025 (g)	1,300	1,258
2.375% due 01/31/2023	1,700	1,685
2.625% due 02/28/2023	600	602
2.750% due 02/28/2025	1,800	1,807
2.750% due 02/15/2028	600	600

Total U.S. Treasury Obligations (Cost $7,199)		7,150

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.7%
Angel Oak Mortgage Trust LLC
4.500% due 11/25/2045	7	7
Banc of America Funding Trust
2.402% (US0001M + 0.580%) due 05/20/2035 ^~	58	51
4.028% due 01/20/2047 ^~	367	354
Banc of America Mortgage Trust
4.220% due 07/20/2032 ~	7	7

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Chevy Chase Funding LLC Mortgage-Backed Certificates
2.300% (US0001M + 0.280%) due 01/25/2035 ~	$42	$41
Citigroup Mortgage Loan Trust
2.421% (US0001M + 0.800%) due 08/25/2035 ^~	649	613
COLT Mortgage Loan Trust
3.000% due 05/25/2046	119	120
Countrywide Alternative Loan Trust
2.022% (US0001M + 0.200%) due 07/20/2046 ^~	84	62
2.082% (US0001M + 0.210%) due 05/25/2035 ~	432	413
2.102% (US0001M + 0.230%) due 08/25/2046 ~	2	0
2.102% (US0001M + 0.280%) due 09/20/2046 ~	344	185
2.122% (US0001M + 0.250%) due 09/25/2046 ^~	433	335
2.122% (US0001M + 0.250%) due 10/25/2046 ^~	101	78
2.142% (US0001M + 0.270%) due 05/25/2036 ^~	10	3
2.212% (US0001M + 0.340%) due 10/25/2046 ^~	382	226
2.242% (US0001M + 0.370%) due 11/25/2035 ^~	12	3
Countrywide Home Loan Mortgage Pass-Through Trust
2.172% (US0001M + 0.300%) due 04/25/2046 ^~	25	2
2.212% (US0001M + 0.340%) due 03/25/2036 ~	56	14
2.222% (US0001M + 0.350%) due 02/25/2036 ^~	22	8
2.452% (US0001M + 0.580%) due 02/25/2035 ~	1	1
2.452% (US0001M + 0.580%) due 04/25/2035 ~	159	148
2.580% due 04/25/2035 ~	539	492
2.792% (US0001M + 0.920%) due 09/25/2034 ~	169	137
3.213% due 06/19/2031 ~	34	34
Credit Suisse First Boston Mortgage Securities Corp.
3.529% due 09/25/2034 ~	144	144
Credit Suisse Mortgage Capital Trust
4.790% due 05/27/2053 ~	474	470
GreenPoint Mortgage Funding Trust
2.072% (US0001M + 0.200%) due 10/25/2046 ~	332	281
2.072% (US0001M + 0.200%) due 12/25/2046 ^~	308	280
2.142% (US0001M + 0.270%) due 04/25/2036 ^~	21	51
2.192% (US0001M + 0.320%) due 09/25/2046 ^~	356	255
2.212% (US0001M + 0.340%) due 10/25/2046 ~	344	250
GSR Mortgage Loan Trust
2.132% (US0001M + 0.260%) due 08/25/2046 ~	293	185
HarborView Mortgage Loan Trust
2.031% (US0001M + 0.190%) due 07/21/2036 ~	123	110
2.048% (LIBOR01M + 0.240%) due 03/19/2036 ~	53	46
HomeBanc Mortgage Trust
2.052% (US0001M + 0.180%) due 12/25/2036 ~	136	134
IndyMac Mortgage Loan Trust
2.072% (US0001M + 0.200%) due 06/25/2046 ~	130	112
2.072% (US0001M + 0.200%) due 11/25/2046 ~	272	249

94	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JPMorgan Chase Commercial Mortgage Securities Re-REMIC Trust
3.227% (LIBOR01M + 1.450%) due 01/15/2033 ~	$312	$313
La Hipotecaria El Salvadorian Mortgage Trust
3.358% due 01/15/2046 «	812	791
La Hipotecaria Panamanian Mortgage Trust
3.008% (PNMR - 2.242%) due 11/24/2042 «~	965	941
Lehman XS Trust
2.192% (US0001M + 0.320%) due 11/25/2046 ^~	351	278
MASTR Adjustable Rate Mortgages Trust
2.172% (LIBOR01M + 0.300%) due 05/25/2047 ^~	290	227
2.212% (LIBOR01M + 0.340%) due 05/25/2047 ^~	290	171
MASTR Alternative Loan Trust
2.272% (US0001M + 0.400%) due 03/25/2036 ~	1,033	194
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
2.477% (US0001M + 0.700%) due 11/15/2031 ~	67	67
Motel 6 Trust
2.697% due 08/15/2034 ~	988	992
Residential Accredit Loans, Inc. Trust
2.072% (US0001M + 0.200%) due 12/25/2046 ^~	246	215
2.102% (US0001M + 0.230%) due 05/25/2037 ^~	42	34
2.142% (US0001M + 0.270%) due 05/25/2046 ^~	168	141
3.768% due 08/25/2035 ^~	201	136
Sequoia Mortgage Trust
2.508% (US0001M + 0.700%) due 10/19/2026 ~	44	45
2.582% (US0001M + 0.760%) due 10/20/2027 ~	10	10
Structured Asset Mortgage Investments Trust
2.468% (US0001M + 0.660%) due 09/19/2032 ~	26	26
Thornburg Mortgage Securities Trust
3.733% due 10/25/2046 ~	187	178
UBS-Barclays Commercial Mortgage Trust
1.148% due 04/10/2046 ~(a)	3,125	146
WaMu Mortgage Pass-Through Certificates Trust
2.372% (US0001M + 0.500%) due 07/25/2044 ~	138	138
2.572% (US0001M + 0.700%) due 12/25/2045 ~	310	222
Washington Mutual Mortgage Pass-Through Certificates Trust
2.003% (12MTA + 0.720%) due 12/25/2046 ~	223	179
2.053% (12MTA + 0.770%) due 04/25/2047 ^~	13	0
2.122% (US0001M + 0.250%) due 07/25/2046 ^~	12	8
Wells Fargo Commercial Mortgage Trust
1.794% due 10/15/2045 ~(a)	2,650	172

Total Non-Agency Mortgage-Backed Securities (Cost $10,921)		11,525

ASSET-BACKED SECURITIES 14.1%
ACE Securities Corp. Home Equity Loan Trust
2.012% (US0001M + 0.140%) due 07/25/2036 ~	1,780	1,485
Aegis Asset-Backed Securities Trust
2.572% (US0001M + 0.700%) due 03/25/2035 ~	300	287
Amortizing Residential Collateral Trust
2.452% (US0001M + 0.580%) due 07/25/2032 ~	23	23

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.572% (US0001M + 0.700%) due 10/25/2031 ~	$11	$10
Amresco Residential Securities Corp. Mortgage Loan Trust
2.367% (US0001M + 0.495%) due 06/25/2028 ~	57	56
2.502% (US0001M + 0.630%) due 09/25/2028 ~	184	185
Atrium CDO Corp.
2.672% (US0003M + 0.950%) due 07/16/2025 ~	2,276	2,276
Bayview Opportunity Master Fund Trust
3.721% due 02/28/2033	96	96
BlueMountain CLO Ltd.
2.650% (US0003M + 0.890%) due 10/29/2025 ~	855	856
Carlyle Global Market Strategies CLO Ltd.
2.910% (US0003M + 1.150%) due 07/27/2026 ~	300	300
Centex Home Equity Loan Trust
2.172% (US0001M + 0.300%) due 01/25/2032 ~	12	12
CIT Group Home Equity Loan Trust
2.412% (LIBOR01M + 0.540%) due 06/25/2033 ~	87	86
Citigroup Mortgage Loan Trust
2.032% (US0001M + 0.160%) due 12/25/2036 ~	931	616
Conseco Finance Home Equity Loan Trust
3.277% (LIBOR01M + 1.500%) due 05/15/2032 ~	327	326
Countrywide Asset-Backed Certificates
2.012% (US0001M + 0.140%) due 04/25/2047 ~	235	229
2.552% (US0001M + 0.680%) due 06/25/2033 ~	87	87
EMC Mortgage Loan Trust
3.372% (LIBOR01M + 1.500%) due 08/25/2040 ~	62	61
Flagship Ltd.
2.865% (US0003M + 1.120%) due 01/20/2026 ~	500	500
GSAA Home Equity Trust
2.172% (US0001M + 0.300%) due 03/25/2037 ~	310	203
Home Equity Asset Trust
2.472% (US0001M + 0.600%) due 11/25/2032 ~	3	3
HSI Asset Securitization Corp. Trust
2.012% (US0001M + 0.140%) due 01/25/2037 ~	484	403
Jamestown CLO Ltd.
2.951% (US0003M + 1.220%) due 01/17/2027 ~	2,300	2,302
Madison Park Funding Ltd.
2.849% (US0003M + 1.110%) due 01/19/2025 ~	400	400
Morgan Stanley ABS Capital, Inc. Trust
2.002% (US0001M + 0.130%) due 01/25/2037 ~	1,208	652
Morgan Stanley Mortgage Loan Trust
2.232% (US0001M + 0.360%) due 04/25/2037 ~	736	389
Navient Student Loan Trust
3.022% (US0001M + 1.150%) due 03/25/2066 ~	1,001	1,019
Nelnet Student Loan Trust
3.225% (US0003M + 1.480%) due 04/25/2024 ~	286	287
NYMT Residential
4.000% due 03/25/2021	196	197
OFSI Fund Ltd.
2.381% due 03/20/2025 ~	500	500
Residential Asset Securities Corp. Trust
2.122% (US0001M + 0.250%) due 11/25/2036 ~	743	580

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Saxon Asset Securities Trust
3.622% (US0001M + 1.750%) due 12/25/2037 ~	$251	$234
Securitized Asset-Backed Receivables LLC Trust
2.266% (LIBOR01M + 0.645%) due 01/25/2035 ~	688	625
Shackleton CLO Ltd.
2.842% (US0003M + 1.120%) due 01/13/2025 ~	300	300
SLM Student Loan Trust
1.785% (US0003M + 0.040%) due 01/25/2019 ~	180	180
2.295% (US0003M + 0.550%) due 10/25/2064 ~	2,300	2,284
Specialty Underwriting & Residential Finance Trust
2.552% (US0001M + 0.680%) due 01/25/2034 ~	35	33
Staniford Street CLO Ltd.
3.305% (US0003M + 1.180%) due 06/15/2025 ~	200	200
Structured Asset Investment Loan Trust
2.182% (US0001M + 0.310%) due 01/25/2036 ~	1,600	1,487
United National Home Loan Owner Trust
7.410% due 03/25/2025 ^	40	40
Utah State Board of Regents
2.622% (US0001M + 0.750%) due 01/25/2057 ~	1,466	1,466
Vibrant CLO Ltd.
2.641% (US0003M + 0.900%) due 07/24/2024 ~	843	843
VOLT LLC
3.125% due 09/25/2047	797	795
3.250% due 06/25/2047	1,246	1,244
3.375% due 04/25/2047	146	146

Total Asset-Backed Securities (Cost $23,186)		24,303

SHORT-TERM INSTRUMENTS 0.3%

REPURCHASE AGREEMENTS (e) 0.3%
		448

U.S. TREASURY BILLS 0.0%
1.447% due 04/19/2018 (c)(d)	15	15

Total Short-Term Instruments (Cost $463)		463

Total Investments in Securities (Cost $291,005)		291,631

	SHARES
INVESTMENTS IN AFFILIATES 2.2%

SHORT-TERM INSTRUMENTS 2.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.2%
PIMCO Short-Term Floating NAV Portfolio III	388,376	3,838

Total Short-Term Instruments (Cost $3,838)		3,838

Total Investments in Affiliates (Cost $3,838)		3,838

Total Investments 171.1% (Cost $294,843)		$295,469

Financial Derivative Instruments (f)(h) 0.0% (Cost or Premiums, net $749)		44

Other Assets and Liabilities, net (71.1)%		(122,778)

Net Assets 100.0%		$172,735

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	95

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)

NOTES TO SCHEDULE OF INVESTMENTS

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
(a)	Interest only security.
(b)	Principal only security.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	03/29/2018	04/02/2018	$448	U.S. Treasury Notes 2.000% due 04/30/2024	$(461)	$448	$448

Total Repurchase Agreements						$(461)	$448	$448

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(2)
U.S. Government Agencies (21.2)%
Fannie Mae, TBA	2.500%	04/01/2033	$5,350	$(5,209)	$(5,240)
Fannie Mae, TBA	2.500	04/01/2048	1,000	(929)	(942)
Fannie Mae, TBA	3.000	05/01/2048	6,950	(6,768)	(6,764)
Fannie Mae, TBA	4.500	05/01/2048	11,000	(11,477)	(11,496)
Fannie Mae, TBA	5.500	05/01/2048	2,000	(2,168)	(2,171)
Fannie Mae, TBA	6.000	04/01/2048	2,500	(2,778)	(2,782)
Ginnie Mae, TBA	2.500	04/01/2048	4,000	(3,778)	(3,811)
Ginnie Mae, TBA	4.500	04/01/2048	2,000	(2,075)	(2,078)
Ginnie Mae, TBA	5.000	04/01/2048	1,300	(1,371)	(1,369)

Total U.S. Government Agencies				(36,553)	(36,653)

U.S. Treasury Obligations (1.9)%
U.S. Treasury Notes	2.500	01/31/2025	3,200	(3,164)	(3,177)

Total Short Sales (23.1)%				$(39,717)	$(39,830)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales(2)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
FICC	$448	$0	$0	$0	$448	$(461)	$(13)

Master Securities Forward Transaction Agreement
BCY	0	0	0	(3,177)	(3,177)	0	(3,177)

Total Borrowings and Other Financing Transactions	$448	$0	$0	$(3,177)

(1)	Includes accrued interest.
(2)	Payable for short sales includes $14 of accrued interest.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

The average amount of borrowings outstanding during the period ended March 31, 2018 was $(2,014) at a weighted average interest rate of 1.194%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

96	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2018

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 10-Year Note June Futures	06/2018	24	$3,117	$41	$9	$0

Total Futures Contracts				$41	$9	$0

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive(1)	3-Month USD-LIBOR	2.000%	Semi-Annual	06/20/2023	$ 13,200	$495	$(47)	$448	$0	$(8)
Receive	3-Month USD-LIBOR	2.200	Semi-Annual	02/03/2026	12,000	46	428	474	0	(21)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027	800	57	25	82	0	(1)
Receive	3-Month USD-LIBOR	2.038	Semi-Annual	09/12/2027	500	13	19	32	0	(1)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027	100	(1)	3	2	0	0
Receive(1)	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028	2,000	109	(13)	96	0	(4)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047	2,050	(77)	114	37	0	(12)
Receive(1)	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048	1,600	110	15	125	0	(10)

Total Swap Agreements						$752	$544	$1,296	$0	$(57)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$9	$0	$9	$0	$0	$(57)	$(57)

(g)	Securities with an aggregate market value of $562 and cash of $478 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
CBK	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.650%	02/13/2019	$	1,000	$8	$4
GLM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.720	06/14/2018		1,000	10	16
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550	01/31/2019		1,300	8	6
UAG	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.650	02/04/2019		2,800	21	10

								$47	$36

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
FBF	Call - OTC Fannie Mae, TBA 4.000% due 04/01/2048	$	101.953	04/05/2018	$	2,000	$11	$14
JPM	Call - OTC Fannie Mae, TBA 4.000% due 04/01/2048		102.078	04/05/2018		2,000	9	11

							$20	$25

Total Purchased Options							$67	$61

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	97

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)

WRITTEN OPTIONS:

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
FAR	Call - OTC Fannie Mae, TBA 3.000% due 05/01/2048	$	97.805	05/07/2018	$	500	$(2)	$(2)
FBF	Put - OTC Fannie Mae, TBA 3.000% due 04/01/2048		96.008	04/05/2018		1,000	(5)	0
	Call - OTC Fannie Mae, TBA 3.000% due 04/01/2048		96.273	04/05/2018		1,500	(12)	(20)
	Put - OTC Fannie Mae, TBA 3.000% due 04/01/2048		96.375	04/05/2018		1,000	(5)	0
	Put - OTC Fannie Mae, TBA 3.000% due 04/01/2048		96.750	04/05/2018		1,000	(5)	0
GSC	Call - OTC Fannie Mae, TBA 3.000% due 04/01/2048		96.504	04/05/2018		1,500	(10)	(16)
	Call - OTC Fannie Mae, TBA 3.000% due 04/01/2048		98.906	04/05/2018		1,000	(3)	0
	Put - OTC Fannie Mae, TBA 3.500% due 06/01/2048		98.254	06/06/2018		500	(2)	(1)
	Call - OTC Fannie Mae, TBA 3.500% due 06/01/2048		100.254	06/06/2018		500	(1)	(2)
JPM	Call - OTC Fannie Mae, TBA 3.500% due 05/01/2048		99.719	05/07/2018		500	(2)	(3)
	Call - OTC Fannie Mae, TBA 3.500% due 05/01/2048		100.469	05/07/2018		500	(2)	(1)
	Call - OTC Fannie Mae, TBA 3.500% due 05/01/2048		100.531	05/07/2018		1,000	(4)	(3)
	Call - OTC Fannie Mae, TBA 3.500% due 06/01/2048		100.133	06/06/2018		2,000	(8)	(11)
	Call - OTC Fannie Mae, TBA 3.500% due 06/01/2048		100.281	06/06/2018		500	(2)	(2)
SAL	Put - OTC Fannie Mae, TBA 3.000% due 04/01/2048		97.508	04/05/2018		1,000	(4)	(2)
	Call - OTC Fannie Mae, TBA 3.000% due 04/01/2048		99.543	04/05/2018		1,000	(2)	0
	Call - OTC Fannie Mae, TBA 3.500% due 06/01/2048		100.734	06/06/2018		500	(1)	(2)

							$(70)	$(65)

Total Written Options							$(70)	$(65)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
GST	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.676%	Maturity	06/08/2018	$15,000	$0	$4	$4	$0
JPS	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.653	Maturity	05/31/2018	5,000	0	2	2	0
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.655	Maturity	06/08/2018	5,000	0	2	2	0
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.611	Maturity	07/05/2018	10,000	0	10	10	0
SAL	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.698	Maturity	04/03/2018	5,000	0	(1)	0	(1)
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.655	Maturity	06/08/2018	5,000	0	2	2	0
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.646	Maturity	06/27/2018	28,000	0	18	18	0
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.649	Maturity	06/28/2018	2,500	0	1	1	0
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.640	Maturity	07/12/2018	5,000	0	4	4	0
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.605	Maturity	07/23/2018	5,000	0	6	6	0
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.630	Maturity	08/06/2018	54,000	0	49	49	0

							$ 0	$97	$ 98	$(1)

TOTAL RETURN SWAPS ON INTEREST RATE INDICES

Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
DUB	Receive	IOS.FN.650.67 Index	N/A	1-Month USD-LIBOR	Monthly	01/12/2038	$596	$0	$(1)	$0	$(1)
	Receive	IOS.FN.550.08 Index	N/A	1-Month USD-LIBOR	Monthly	01/12/2039	333	0	1	1	0
JPS	Receive	IOS.FN.600.08 Index	N/A	1-Month USD-LIBOR	Monthly	01/12/2039	263	0	(1)	0	(1)
SAL	Receive	IOS.FN.550.08 Index	N/A	1-Month USD-LIBOR	Monthly	01/12/2039	190	0	0	0	0

								$0	$(1)	$1	$(2)

Total Swap Agreements								$0	$96	$99	$(3)

98	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2018

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
CBK	$0	$4	$0	$4	$0	$0	$0	$0	$4	$0	$4
DUB	0	0	1	1	0	0	(1)	(1)	0	0	0
FAR	0	0	0	0	0	(2)	0	(2)	(2)	0	(2)
FBF	0	14	0	14	0	(20)	0	(20)	(6)	0	(6)
GLM	0	16	0	16	0	0	0	0	16	0	16
GSC	0	0	0	0	0	(19)	0	(19)	(19)	0	(19)
GST	0	0	4	4	0	0	0	0	4	0	4
JPM	0	11	0	11	0	(20)	0	(20)	(9)	0	(9)
JPS	0	0	14	14	0	0	(1)	(1)	13	0	13
MYC	0	6	0	6	0	0	0	0	6	0	6
SAL	0	0	80	80	0	(4)	(1)	(5)	75	0	75
UAG	0	10	0	10	0	0	0	0	10	0	10

Total Over the Counter	$0	$61	$99	$160	$0	$(65)	$(3)	$(68)

(1)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$9	$9

Over the counter
Purchased Options	$0	$0	$0	$0	$61	$61
Swap Agreements	0	0	0	0	99	99

	$0	$0	$0	$0	$160	$160

	$0	$0	$0	$0	$169	$169

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$57	$57

Over the counter
Written Options	$0	$0	$0	$0	$65	$65
Swap Agreements	0	0	0	0	3	3

	$0	$0	$0	$0	$68	$68

	$0	$0	$0	$0	$125	$125

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	99

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(147)	$(147)
Swap Agreements	0	0	0	0	669	669

	$0	$0	$0	$0	$522	$522

Over the counter
Purchased Options	$0	$0	$0	$0	$(40)	$(40)
Written Options	0	0	0	0	310	310
Swap Agreements	0	4	0	0	(240)	(236)

	$0	$4	$0	$0	$30	$34

	$0	$4	$0	$0	$552	$556

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$41	$41
Swap Agreements	0	0	0	0	(13)	(13)

	$0	$0	$0	$0	$28	$28

Over the counter
Purchased Options	$0	$0	$0	$0	$15	$15
Written Options	0	0	0	0	53	53
Swap Agreements	0	0	0	0	94	94

	$0	$0	$0	$0	$162	$162

	$0	$0	$0	$0	$190	$190

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$819	$0	$819
Industrials	0	940	0	940
U.S. Government Agencies	0	246,431	0	246,431
U.S. Treasury Obligations	0	7,150	0	7,150
Non-Agency Mortgage-Backed Securities	0	9,793	1,732	11,525
Asset-Backed Securities	0	24,303	0	24,303
Short-Term Instruments
Repurchase Agreements	0	448	0	448
U.S. Treasury Bills	0	15	0	15

	$0	$289,899	$1,732	$291,631

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$3,838	$0	$0	$3,838

Total Investments	$3,838	$289,899	$1,732	$295,469

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(36,653)	$0	$(36,653)
U.S. Treasury Obligations	0	(3,177)	0	(3,177)

	$0	$(39,830)	$0	$(39,830)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	9	0	0	9
Over the counter	0	160	0	160

	$9	$160	$0	$169

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(57)	0	(57)
Over the counter	0	(68)	0	(68)

	$0	$(125)	$0	$(125)

Total Financial Derivative Instruments	$9	$35	$0	$44

Totals	$3,847	$250,104	$1,732	$255,683

There were no significant transfers among Levels 1 and 2 during the period ended March 31, 2018.

100	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2018

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2018:

Category and Subcategory	Beginning Balance at 03/31/2017	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2018	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2018(1)
Investments in Securities, at Value
U.S. Government Agencies	$10	$0	$(8)	$0	$(1)	$1	$0	$(2)	$0	$0
Non-Agency Mortgage-Backed Securities	1,948	0	(169)	(1)	(5)	(41)	0	0	1,732	(46)
Asset-Backed Securities	400	0	(400)	0	0	0	0	0	0	0

Totals	$2,358	$0	$(577)	$(1)	$(6)	$(40)	$0	$(2)	$1,732	$(46)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2018	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities	$1,732	Proxy Pricing	Base Price	97.176-97.430

Total	$1,732

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2018 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	101

Schedule of Investments PIMCO Mortgage Opportunities Fund

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 172.3%

CORPORATE BONDS & NOTES 0.7%

BANKING & FINANCE 0.7%
Preferred Term Securities Ltd.
2.425% (US0003M + 0.300%) due 03/22/2037 ~		$430	$392
2.425% (US0003M + 0.300%) due 09/22/2037 ~		4,609	4,229
2.475% (US0003M + 0.350%) due 03/22/2038 ~		2,267	2,120
2.505% (US0003M + 0.380%) due 09/23/2035 ~		700	654
2.705% (US0003M + 0.580%) due 03/23/2035 ~		4,000	3,480
SLM Student Loan Trust
1.154% (BP0003M + 0.550%) due 03/15/2038 ~	GBP	3,677	5,065
Ventas Realty LP
4.125% due 01/15/2026		$11,400	11,501

Total Corporate Bonds & Notes (Cost $23,699)			27,441

U.S. GOVERNMENT AGENCIES 88.6%
Fannie Mae
0.000% due 01/25/2033 - 07/25/2043 (b)(e)		1,194	798
0.263% due 01/25/2044 ~(a)		8,576	83
0.865% due 09/25/2022 ~(a)		120,595	3,532
1.240% due 10/25/2046 ~(a)		1,086	45
1.352% due 07/25/2044 ~(a)		3,441	145
1.388% due 04/25/2046 ~(a)		3,843	164
1.428% due 07/25/2052 ~(a)		3,232	143
1.432% due 07/25/2045 ~(a)		15,544	911
1.453% due 10/25/2045 ~(a)		4,669	235
1.458% due 04/25/2055 ~(a)		5,542	273
1.489% due 07/25/2044 ~(a)		4,541	212
1.500% due 03/25/2042		2,334	1,843
1.516% due 09/25/2045 ~(a)		3,432	181
1.568% due 03/25/2045 ~(a)		3,429	145
1.573% due 01/25/2045 ~(a)		4,051	165
1.578% due 08/25/2054 ~(a)		2,279	118
1.653% due 08/25/2055 ~(a)		3,413	187
1.694% due 08/25/2044 ~(a)		3,817	186
2.000% due 12/25/2042		81	49
2.004% (- 1.5*LIBOR01M + 4.500%) due 01/25/2043 ~		2,027	1,320
2.129% (- 1.0*LIBOR01M + 4.000%) due 01/25/2033 ~		3,525	2,909
2.279% (- 1.0*LIBOR01M + 4.150%) due 02/25/2033 ~		5,326	4,570
2.472% (LIBOR01M) due 02/25/2024 ~		7	8
2.500% due 06/25/2022 - 06/01/2046		439	414
2.500% due 12/25/2027 - 02/25/2028 (a)		30,028	2,309
2.600% due 09/01/2024		15,400	14,999
2.672% (- 2.0*LIBOR01M + 6.000%) due 01/25/2043 ~		1,155	865
2.722% (LIBOR01M + 0.850%) due 07/25/2038 ~		993	1,015
2.937% (- 1.6*LIBOR01M + 5.600%) due 05/25/2047 ~		9,950	8,056
2.990% due 09/01/2025		6,990	6,925
3.000% due 12/25/2021 - 02/25/2047 (a)		312,692	36,621
3.000% due 09/25/2022 - 12/01/2046		38,978	37,030
3.000% due 04/01/2031 - 02/01/2043 (g)		23,117	23,131
3.154% (- 1.2*LIBOR01M + 5.400%) due 03/25/2043 ~		23,299	19,589
3.193% (- 1.5*LIBOR01M + 6.000%) due 01/25/2043 ~		2,602	2,261
3.205% (US0012M + 1.455%) due 12/01/2034 ~		449	467

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.214% (H15T1Y + 2.175%) due 06/01/2035 ~	$147	$155
3.283% (- 1.2*LIBOR01M + 5.280%) due 10/25/2042 ~	908	674
3.330% due 07/01/2022	1,894	1,939
3.336% (- 1.0*LIBOR01M + 5.000%) due 03/25/2047 ~	2,386	2,121
3.360% due 02/01/2032 (g)	11,385	11,439
3.424% (US0012M + 1.636%) due 01/01/2035 ~	461	483
3.440% due 02/01/2032 (g)	6,791	6,870
3.454% (- 1.2*LIBOR01M + 5.700%) due 03/25/2033 ~	11,009	10,031
3.490% due 07/01/2026	4,115	4,223
3.500% due 10/25/2021 - 12/25/2046 (a)	316,559	54,365
3.500% due 12/01/2039 - 09/01/2047	21,693	21,486
3.500% due 12/01/2047 - 02/01/2048 (g)	249,267	249,919
3.558% (H15T1Y + 2.191%) due 01/01/2035 ~(g)	1,045	1,100
3.600% due 08/01/2023	443	455
3.654% (- 1.5*LIBOR01M + 6.150%) due 03/25/2043 ~	1,974	1,785
3.690% due 08/01/2023 (g)	3,567	3,674
3.729% (- 1.0*LIBOR01M + 5.600%) due 06/25/2044 ~(a)	14,757	1,887
3.750% due 05/25/2033 - 01/25/2044	148	151
3.760% due 08/25/2043 ~	55	57
3.766% (US0012M + 1.980%) due 12/01/2035 ~(g)	2,049	2,176
3.921% (- 3.475*LIBOR01M + 10.424%) due 05/25/2043 ~	3,311	2,630
3.995% due 05/25/2042 ~	47	49
4.000% due 01/25/2033 - 03/25/2048 (a)	203,326	44,338
4.000% due 06/01/2033 - 12/01/2047	407,326	418,668
4.000% due 06/01/2043 - 08/01/2047 (g)	42,200	43,386
4.000% (- 2.0*LIBOR01M + 10.000%) due 12/25/2046 - 03/25/2047 ~	1,914	1,686
4.000% due 12/01/2047	14,298	14,717
4.079% (- 1.0*LIBOR01M + 5.950%) due 10/25/2043 ~(a)	34,585	6,313
4.129% (- 1.0*LIBOR01M + 6.000%) due 07/25/2046 - 11/25/2046 ~(a)	54,383	10,591
4.179% (- 1.0*LIBOR01M + 6.050%) due 10/25/2042 - 02/25/2047 ~(a)	95,618	16,971
4.229% (- 1.0*LIBOR01M + 6.100%) due 06/25/2037 - 03/25/2045 ~(a)	61,732	11,066
4.249% (- 1.0*LIBOR01M + 6.120%) due 01/25/2043 ~(a)	25,505	4,540
4.279% (- 1.0*LIBOR01M + 6.150%) due 03/25/2042 - 04/25/2047 ~(a)	77,818	11,551
4.329% (- 1.0*LIBOR01M + 6.200%) due 06/25/2040 - 11/25/2044 ~(a)	14,306	2,000
4.329% due 11/25/2047 ~(a)	12,888	2,312
4.379% (- 1.0*LIBOR01M + 6.250%) due 03/25/2024 - 02/25/2043 ~(a)	50,315	6,887
4.500% due 10/01/2018 - 07/01/2042	12,648	13,278
4.500% due 05/25/2025 - 09/25/2046 (a)	5,613	905
4.500% due 04/01/2040 (g)	1,348	1,432
4.500% due 04/30/2048 «	15,769	12,880
4.559% (- 1.0*LIBOR01M + 6.430%) due 03/25/2042 ~(a)	4,495	722
4.729% (- 1.0*LIBOR01M + 6.600%) due 09/25/2040 ~(a)	4,759	543
4.779% (- 1.0*LIBOR01M + 6.650%) due 08/25/2018 - 04/25/2037 ~(a)	15,490	363

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.829% (- 1.0*LIBOR01M + 6.700%) due 10/25/2026 - 08/25/2040 ~(a)	$10,550	$1,198
4.879% (- 1.0*LIBOR01M + 6.750%) due 09/25/2039 ~(a)	172	25
4.929% (- 1.0*LIBOR01M + 6.800%) due 11/25/2036 ~(a)	2,436	404
4.963% (- 1.75*LIBOR01M + 7.875%) due 12/25/2042 - 10/25/2043 ~	6,611	6,379
4.966% (- 2.333*LIBOR01M + 9.333%) due 11/25/2042 - 05/25/2043 ~	367	324
5.000% due 04/25/2033 - 07/25/2040	328	351
5.029% (- 1.0*LIBOR01M + 6.900%) due 04/25/2038 ~(a)	1,301	203
5.229% (- 1.0*LIBOR01M + 7.100%) due 10/25/2034 ~(a)	2,238	296
5.248% (- 1.333*LIBOR01M + 7.467%) due 08/25/2033 ~	849	852
5.450% (- 2.333*LIBOR01M + 9.333%) due 11/25/2042 - 10/25/2045 ~	6,710	5,815
5.500% due 02/25/2029 - 05/25/2045 (a)	4,908	1,084
5.500% due 01/25/2032 ~(a)	314	52
5.500% due 07/25/2034 - 11/01/2036	3,494	3,844
5.829% (- 1.0*LIBOR01M + 7.700%) due 08/25/2034 ~(a)	1,286	208
6.000% due 04/25/2032 - 02/25/2033 (a)	557	115
6.000% due 02/25/2034	164	187
6.300% due 06/25/2031 ~	49	49
6.357% (- 2.0*LIBOR01M + 10.100%) due 06/25/2043 ~	7,100	7,426
6.372% (- 2.0*LIBOR01M + 9.700%) due 10/25/2041 ~	812	756
6.472% (- 2.0*LIBOR01M + 9.800%) due 11/25/2041 ~	3,331	3,473
6.500% due 04/25/2038 (a)	599	122
7.000% due 12/25/2023 - 03/25/2049	78	86
7.296% (- 2.667*LIBOR01M + 11.733%) due 08/25/2043 ~	1,337	1,353
8.514% (- 4.0*LIBOR01M + 16.000%) due 05/25/2043 ~	621	711
8.917% (- 2.0*LIBOR01M + 12.660%) due 03/25/2040 ~	348	391
12.728% (- 2.75*LIBOR01M + 17.875%) due 09/25/2024 ~	17	19
14.506% (- 2.829*LIBOR01M + 19.800%) due 09/25/2023 ~	5	5
18.034% (LIBOR01M) due 12/25/2036 ~	132	171
Fannie Mae, TBA
2.500% due 04/01/2048	61,500	57,906
3.000% due 05/01/2033	136,200	135,816
3.500% due 05/01/2033 - 06/01/2048	738,000	739,387
4.000% due 04/01/2048 - 06/01/2048	507,200	519,705
4.500% due 04/01/2033	1,000	1,006
5.000% due 04/01/2048 - 05/01/2048	116,000	123,837
6.000% due 04/01/2048	2,000	2,226
Freddie Mac
0.000% due 09/15/2032 - 12/15/2042 (b)(e)	33,391	25,515
0.539% due 08/25/2022 ~(a)	108,419	2,105
0.619% due 07/25/2024 ~(a)	140,518	4,580
0.858% due 09/25/2022 ~(a)	44,731	1,399
1.197% due 10/15/2037 ~(a)	1,192	41
1.277% due 08/25/2019 ~(a)	143,044	2,186
1.347% due 10/15/2037 ~(a)	431	17
1.351% due 11/25/2019 ~(a)	94,880	1,841
1.401% due 10/15/2037 ~(a)	4,646	295
1.443% due 01/15/2038 ~(a)	9,933	523
1.470% due 10/15/2038 ~(a)	15,273	844
1.515% due 11/15/2036 ~(a)	3,135	186

102	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.520% due 03/15/2037 ~(a)	$1,250	$69
1.521% due 05/15/2037 ~(a)	766	29
1.539% due 11/15/2038 ~(a)	3,728	183
1.579% due 06/15/2038 ~(a)	1,947	107
1.584% due 08/15/2041 ~(a)	1,117	49
1.640% due 10/15/2041 ~(a)	2,288	98
1.714% due 02/15/2038 ~(a)	2,071	137
1.760% due 02/15/2038 ~(a)	2,590	149
1.837% due 08/15/2036 ~(a)	2,137	113
1.925% (LIBOR01M + 0.350%) due 10/15/2037 ~	5,182	5,185
1.925% (LIBOR01M + 0.350%) due 01/15/2038 - 10/15/2038 ~(g)	21,372	21,373
2.500% due 09/15/2027 - 03/15/2031 (a)	98,974	7,586
2.500% due 01/15/2033	8,615	7,915
2.723% (- 1.0*LIBOR01M + 4.500%) due 08/15/2040 ~(a)	5,491	410
3.000% due 04/15/2027 - 12/15/2046 (a)	98,249	12,440
3.000% due 06/15/2036 - 07/15/2044	9,962	9,381
3.256% due 12/15/2027 ~(a)	3,362	295
3.303% (- 2.7*LIBOR01M + 8.100%) due 01/15/2033 ~	1,276	1,090
3.335% (- 1.5*LIBOR01M + 6.000%) due 02/15/2033 - 05/15/2033 ~	6,442	5,534
3.335% due 08/15/2047 ~	4,388	3,756
3.403% (- 1.2*LIBOR01M + 5.400%) due 11/15/2042 ~	2,319	1,994
3.448% (- 1.2*LIBOR01M + 5.580%) due 03/15/2045 ~	630	552
3.463% (- 1.2*LIBOR01M + 5.460%) due 11/15/2032 ~	426	365
3.500% due 01/15/2032 - 04/15/2046 (a)	113,920	19,806
3.500% due 03/15/2035 - 04/15/2054	257,617	256,093
3.554% due 09/25/2024 «~	13,400	11,985
3.750% due 06/15/2041	8,013	8,063
4.000% due 04/15/2019 - 03/01/2048	69,904	72,261
4.000% (- 4.762*LIBOR01M + 19.286%) due 01/15/2033 ~	5,259	5,024
4.000% due 03/15/2042 - 01/15/2046 (a)	33,652	6,917
4.000% due 07/01/2043 (g)	2,854	2,957
4.000% (- 2.0*LIBOR01M + 10.000%) due 03/15/2044 - 02/15/2047 ~	8,732	8,318
4.000% due 01/01/2048 - 02/01/2048	22,223	22,874
4.113% (- 1.0*LIBOR01M + 5.890%) due 09/15/2043 ~(a)	29,034	5,370
4.223% (- 1.0*LIBOR01M + 6.000%) due 10/15/2036 - 07/15/2042 ~(a)	44,836	7,335
4.273% (- 1.0*LIBOR01M + 6.050%) due 08/15/2041 - 11/15/2043 ~(a)	17,103	2,669
4.323% (- 1.0*LIBOR01M + 6.100%) due 12/15/2042 - 02/15/2044 ~(a)	32,544	5,113
4.373% (- 1.0*LIBOR01M + 6.150%) due 08/15/2025 - 12/15/2042 ~(a)	69,968	10,523
4.423% (- 1.0*LIBOR01M + 6.200%) due 01/15/2033 - 08/15/2042 ~(a)	9,018	1,192
4.500% due 04/01/2019 - 12/01/2041	5,485	5,803
4.500% due 07/15/2042 (a)	5,918	1,292
4.500% (- 4.333*LIBOR01M + 19.500%) due 04/15/2044 ~	6,615	6,181
4.500% (- 3.0*LIBOR01M + 13.500%) due 12/15/2046 ~	2,682	2,417
4.591% (- 1.75*LIBOR01M + 7.700%) due 07/15/2043 ~	634	581

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.653% (- 1.0*LIBOR01M + 6.430%) due 02/15/2037 ~(a)	$1,126	$181
4.673% (- 1.0*LIBOR01M + 6.450%) due 04/15/2032 ~(a)	3,273	479
4.723% (- 1.0*LIBOR01M + 6.500%) due 01/15/2039 ~(a)	3,804	203
4.766% (- 1.75*LIBOR01M + 7.875%) due 12/15/2042 ~	1,732	1,627
4.823% (- 1.0*LIBOR01M + 6.600%) due 01/15/2041 ~(a)	871	139
4.873% (- 1.0*LIBOR01M + 6.650%) due 02/15/2032 - 03/15/2035 ~(a)	2,492	266
4.923% (- 1.0*LIBOR01M + 6.700%) due 09/15/2026 - 07/15/2042 ~(a)	7,969	1,034
4.973% (- 1.0*LIBOR01M + 6.750%) due 03/15/2037 ~(a)	1,082	154
5.000% due 05/15/2019	4	4
5.000% due 10/15/2042 ~	2,106	2,033
5.000% (- 6.842*LIBOR01M + 27.026%) due 12/15/2044 ~	3,688	3,483
5.000% (- 2.5*LIBOR01M + 12.500%) due 11/15/2046 ~	5,114	5,166
5.225% (- 2.35*LIBOR01M + 9.400%) due 05/15/2043 ~	961	851
5.450% (- 2.333*LIBOR01M + 9.333%) due 07/15/2037 - 08/15/2045 ~	8,315	7,708
5.500% due 02/15/2033 - 01/01/2038	2,147	2,346
5.500% (- 3.667*LIBOR01M + 27.500%) due 05/15/2041 ~	129	137
6.000% due 07/15/2035	427	559
6.000% due 03/15/2044 (a)	691	157
6.201% (- 1.08*LIBOR01M + 8.154%) due 09/17/2032 ~	45	45
6.223% (- 1.0*LIBOR01M + 8.000%) due 06/15/2031 ~(a)	278	47
6.247% (- 2.0*LIBOR01M + 9.800%) due 10/15/2040 ~	284	302
6.347% (- 2.0*LIBOR01M + 9.900%) due 01/15/2041 ~	455	480
6.372% (- 2.0*LIBOR01M + 9.700%) due 09/15/2041 ~	1,681	1,486
6.773% (- 1.0*D11COF + 7.550%) due 12/15/2023 ~(a)	586	62
7.000% due 03/01/2039	58	64
7.500% (- 7.5*LIBOR01M + 37.500%) due 06/15/2042 ~	1,416	1,530
7.690% (- 1.0*T10Y + 10.600%) due 05/15/2024 ~(a)	315	52
7.829% (- 2.667*LIBOR01M + 12.267%) due 05/15/2035 ~	274	283
8.831% (- 4.0*LIBOR01M + 15.938%) due 04/15/2043 ~	1,399	1,640
9.130% (- 3.0*LIBOR01M + 14.460%) due 02/15/2041 ~	703	742
9.343% (- 4.0*LIBOR01M + 16.000%) due 05/15/2041 ~	842	985
9.393% (- 1.667*LIBOR01M + 12.167%) due 05/15/2033 ~	27	30
9.447% (- 2.0*LIBOR01M + 13.000%) due 05/15/2033 ~	9	10
11.072% (US0001M + 9.200%) due 10/25/2027 ~	249	336
11.583% (- 2.452*LIBOR01M + 15.939%) due 10/15/2033 ~	397	480
11.819% (- 3.667*LIBOR01M + 18.333%) due 05/15/2035 ~	171	179
12.350% (- 2.32*LIBOR01M + 16.472%) due 11/15/2034 ~	15	18
12.622% (US0001M + 10.750%) due 03/25/2025 ~	683	936
14.647% (- 2.6*LIBOR01M + 19.266%) due 10/15/2023 ~	51	60
Freddie Mac, TBA
3.500% due 05/14/2048	1,000	1,000
Ginnie Mae
0.000% due 06/20/2040 - 05/20/2041 (b)(e)	4,953	4,124
0.000% due 01/20/2044	5,499	4,788
0.227% due 04/16/2053 ~(a)	2,202	29

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.463% due 12/20/2045 ~(a)	$5,412	$107
0.464% due 08/16/2048 ~(a)	13,109	300
0.534% due 06/20/2046 ~(a)	18,184	259
0.537% due 08/20/2047 ~(a)	22,746	475
0.574% due 09/20/2045 ~(a)	7,742	204
0.582% due 05/20/2047 ~(a)	43,280	981
0.613% due 01/20/2047 ~(a)	25,186	551
0.645% due 11/20/2046 ~(a)	1,758	38
0.659% due 07/20/2046 ~(a)	26,128	528
0.664% due 11/20/2045 ~(a)	4,789	134
0.673% due 08/20/2045 ~(a)	3,246	85
0.700% due 06/20/2042 ~(a)	6,254	131
0.710% due 10/20/2046 ~(a)	26,195	527
0.727% due 04/20/2043 ~(a)	35,268	924
0.750% due 06/20/2042 ~(a)	5,889	147
0.753% due 05/20/2040 ~(a)	15,681	558
0.780% due 07/20/2041 ~(a)	5,367	151
0.851% due 06/20/2043 ~(a)	4,949	104
1.523% due 05/16/2050 ~(a)	8,335	36
1.634% due 05/16/2053 ~(a)	569	26
2.025% (US0001M + 0.450%) due 11/20/2060 ~	1,436	1,438
2.075% (US0001M + 0.500%) due 03/20/2061 ~	769	771
2.095% (US0001M + 0.520%) due 08/20/2062 ~	1,312	1,317
2.215% due 12/20/2042 ~	2,301	2,144
2.250% due 07/16/2045	3,457	2,743
2.325% (US0001M + 0.750%) due 09/20/2065 ~	2,642	2,669
2.500% due 03/20/2045	2	2
2.625% (US0001M + 1.050%) due 02/20/2066 ~	4,152	4,248
3.000% due 05/20/2039 - 06/20/2046 (a)	52,927	7,499
3.500% due 01/20/2041 - 11/20/2046 (a)	67,440	13,171
3.500% due 02/20/2043 - 01/20/2048	38,647	39,168
3.728% (- 1.0*LIBOR01M + 5.550%) due 09/20/2043 ~(a)	3,910	405
3.728% (- 1.0*LIBOR01M + 5.550%) due 01/20/2044 ~	4,000	3,673
4.000% due 07/20/2039	58	57
4.000% due 05/20/2044 - 10/16/2044 (a)	4,791	769
4.000% (- 2.0*LIBOR01M + 10.000%) due 11/20/2046 ~	4,605	4,436
4.000% due 09/20/2047 (g)	90,071	92,668
4.258% (- 1.0*LIBOR01M + 6.080%) due 11/20/2045 ~(a)	13,938	2,351
4.264% (- 1.0*LIBOR01M + 6.050%) due 06/16/2039 ~(a)	2,531	307
4.278% (- 1.0*LIBOR01M + 6.100%) due 01/20/2035 - 07/20/2043 ~(a)	5,885	682
4.314% (- 1.0*LIBOR01M + 6.100%) due 11/16/2034 ~(a)	908	112
4.428% (- 1.0*LIBOR01M + 6.250%) due 02/20/2042 ~(a)	686	57
4.458% (- 1.0*LIBOR01M + 6.280%) due 07/20/2042 ~(a)	17,591	1,584
4.500% due 07/20/2039 - 05/20/2044	3,463	3,600
4.500% due 12/16/2041 - 05/20/2043 (a)	5,026	849
4.614% (- 1.0*LIBOR01M + 6.400%) due 01/16/2038 ~(a)	6,118	594
4.664% (- 1.0*LIBOR01M + 6.450%) due 02/16/2040 ~(a)	5,195	725
4.758% (- 1.0*LIBOR01M + 6.580%) due 10/20/2033 ~(a)	1,377	212
4.878% (- 1.0*LIBOR01M + 6.700%) due 05/20/2041 ~(a)	4,639	645
5.000% due 08/20/2034 - 07/20/2040	500	531
5.000% due 09/20/2038 - 05/16/2043 (a)	2,740	519
5.000% (- 5.0*LIBOR01M + 20.000%) due 06/20/2045 ~	981	1,047
5.000% (- 6.0*LIBOR01M + 24.000%) due 08/20/2045 ~	774	731

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	103

Schedule of Investments PIMCO Mortgage Opportunities Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.315% (- 2.333*LIBOR01M + 9.567%) due 02/20/2045 ~	$860	$766
5.450% (- 2.333*LIBOR01M + 9.333%) due 09/20/2045 ~	323	292
5.500% due 02/20/2034 - 04/20/2040	515	540
5.500% due 11/16/2037 (a)	96	10
5.956% (- 2.0*LIBOR01M + 9.600%) due 12/20/2040 ~	3,711	3,819
6.000% due 06/20/2037 - 06/20/2041	840	943
6.500% due 03/15/2035 (g)	928	1,058
7.500% due 11/15/2030	12	12
8.000% (- 3.81*LIBOR01M + 28.952%) due 05/17/2034 ~	161	169
11.664% (- 3.0*LIBOR01M + 17.130%) due 10/20/2045 ~	3,335	3,937
Ginnie Mae, TBA
3.500% due 04/01/2048	25,000	25,230
4.000% due 04/01/2048	12,500	12,852

Total U.S. Government Agencies (Cost $3,702,212)		3,665,473

U.S. TREASURY OBLIGATIONS 29.4%
U.S. Treasury Notes
1.750% due 03/31/2022 (g)(i)	22,900	22,251
1.750% due 05/31/2022 (g)	69,340	67,233
1.750% due 09/30/2022 (g)	57,200	55,282
1.750% due 01/31/2023 (g)(i)	25,350	24,417
1.875% due 08/31/2022 (g)	57,200	55,626
2.000% due 07/31/2022 (g)(i)	37,500	36,694
2.000% due 10/31/2022 (g)	64,100	62,587
2.000% due 11/30/2022	15,000	14,639
2.125% due 12/31/2021 (g)	92,400	91,235
2.125% due 06/30/2022 (g)	100,300	98,694
2.125% due 09/30/2024 (g)	20,100	19,441
2.125% due 11/30/2024 (g)	17,200	16,613
2.250% due 12/31/2024 (g)	28,900	28,119
2.250% due 11/15/2025 (g)	121,900	117,938
2.250% due 02/15/2027 (g)	137,850	132,420
2.250% due 08/15/2027 (g)	21,700	20,795
2.375% due 01/31/2023 (g)	118,200	117,204
2.375% due 05/15/2027 (g)	52,000	50,423
2.500% due 01/31/2025	24,700	24,411
2.625% due 02/28/2023 (g)	46,600	46,731
2.750% due 02/28/2025 (g)	55,400	55,607
2.750% due 02/15/2028 (g)	59,300	59,294

Total U.S. Treasury Obligations (Cost $1,240,326)		1,217,654

NON-AGENCY MORTGAGE-BACKED SECURITIES 22.9%
American Home Mortgage Assets Trust
2.102% (US0001M + 0.230%) due 06/25/2037 ~	14,657	11,689
2.162% (US0001M + 0.290%) due 08/25/2037 ^~	11,273	10,142
3.287% due 01/25/2036 ~	1,654	1,401
American Home Mortgage Investment Trust
2.272% (US0001M + 0.400%) due 03/25/2046 ~	10,867	10,570
4.168% (US0006M + 2.000%) due 06/25/2045 ~	413	416
Banc of America Alternative Loan Trust
6.000% due 06/25/2046 ^	3,211	2,974
Banc of America Commercial Mortgage Trust
5.862% due 02/10/2051 ~	6,121	6,303
5.901% due 02/10/2051 ~	4,617	4,643
Banc of America Funding Trust
2.085% (US0001M + 0.210%) due 05/26/2037 ~	34,132	29,396
3.669% due 02/20/2036 ~	1,991	1,891
4.028% due 01/20/2047 ^~	483	467
6.000% due 09/25/2036	29	29
Banc of America Mortgage Trust
3.680% due 05/25/2034 ~	94	95
3.784% due 06/25/2034 ~	132	130

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.797% due 11/20/2046 ^~		$229	$224
3.837% due 04/25/2035 ^~		443	420
Bancaja Fondo de Titulizacion de Activos
0.000% (EUR003M + 0.250%) due 02/20/2036 ~	EUR	1,298	1,598
BCAP LLC Trust
1.791% due 01/26/2037 ~		$5,347	4,822
2.911% due 10/26/2035 ~		262	263
3.493% due 01/26/2034 ~		432	425
3.564% due 12/26/2037 ~		367	368
4.000% due 03/26/2036 ~		929	929
Bear Stearns Adjustable Rate Mortgage Trust
3.512% due 10/25/2036 ^~		717	723
3.662% (US0012M + 1.875%) due 12/25/2046 ^~		1,228	1,242
3.687% (US0012M + 1.900%) due 12/25/2046 ~		5,091	4,963
3.800% due 10/25/2034 ~		13	13
Bear Stearns ALT-A Trust
2.032% (US0001M + 0.160%) due 02/25/2034 ~		64	60
2.192% (US0001M + 0.320%) due 08/25/2036 ^~		10,705	11,066
2.372% (US0001M + 0.500%) due 01/25/2036 ^~		2,109	2,207
3.354% due 08/25/2036 ^~		7,609	6,236
3.930% due 04/25/2035 ~		150	140
Bear Stearns Commercial Mortgage Securities Trust
6.240% due 06/11/2050 ~		1,239	1,238
Bear Stearns Mortgage Funding Trust
2.102% (US0001M + 0.230%) due 09/25/2046 ^~		183	183
Bear Stearns Structured Products, Inc. Trust
3.633% due 01/26/2036 ~		5,018	4,473
BXP Trust
3.379% due 06/13/2039		10,300	10,223
Chase Mortgage Finance Trust
3.684% due 02/25/2037 ~		144	145
ChaseFlex Trust
2.022% (US0001M + 0.150%) due 08/25/2037 ~		6,240	6,170
Citigroup Commercial Mortgage Trust
3.057% (LIBOR01M + 1.280%) due 07/15/2027 ~		4,300	4,304
Citigroup Mortgage Loan Trust
3.430% (H15T1Y + 2.400%) due 05/25/2035 ~		25	25
3.710% (H15T1Y + 2.400%) due 03/25/2036 ^~		102	98
6.000% due 08/25/2037 ~		3,220	2,431
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.243% due 07/15/2044 ~		1,015	1,014
CLNS Trust
2.540% (LIBOR01M + 0.800%) due 06/11/2032 ~		10,100	10,119
Commercial Mortgage Trust
1.557% due 12/10/2045 ~(a)		5,910	349
2.867% due 02/10/2048		5,000	4,172
3.424% due 03/10/2031		10,000	10,204
Countrywide Alternative Loan Resecuritization Trust
6.000% due 05/25/2036 ^		75	63
Countrywide Alternative Loan Trust
1.992% (US0001M + 0.120%) due 06/25/2036 ~		4,993	4,563
2.012% (US0001M + 0.140%) due 04/25/2047 ~		594	523
2.052% (US0001M + 0.180%) due 11/25/2036 ~		7,965	7,555
2.062% (US0001M + 0.190%) due 09/25/2046 ^~		3,665	3,372
2.142% (US0001M + 0.320%) due 11/20/2035 ~		563	527
2.272% (US0001M + 0.400%) due 06/25/2036 ^~		27	18
2.572% (US0001M + 0.700%) due 05/25/2036 ~		303	179

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.683% (12MTA + 1.400%) due 08/25/2035 ~		$8,632	$8,821
2.783% (12MTA + 1.500%) due 09/25/2035 ~		794	778
3.379% (- 1.0*US0001M + 5.250%) due 02/25/2035 ~(a)		417	3
3.413% due 05/25/2036 ~		4,748	4,021
3.540% (US0012M + 1.700%) due 03/25/2047 ^~		213	188
5.079% (- 1.0*US0001M + 6.950%) due 10/25/2037 ~(a)		9,228	2,323
5.500% due 07/25/2035		12,097	11,486
6.000% due 07/25/2036 ^		28,765	22,243
6.000% due 08/25/2036		3,417	3,482
6.000% (US0001M + 6.000%) due 08/25/2036 ~		2,757	2,810
6.000% due 04/25/2037 ^		1,387	1,067
6.000% due 04/25/2037		6,207	4,956
6.000% due 07/25/2037		19,232	14,738
6.500% due 12/25/2036		12,838	10,107
Countrywide Asset-Backed Certificates
2.112% (US0001M + 0.240%) due 04/25/2036 ~		432	351
Countrywide Home Loan Mortgage Pass-Through Trust
2.532% (US0001M + 0.660%) due 02/25/2035 ~		754	741
3.298% due 01/25/2036 ~		137	131
3.306% due 03/25/2037 ^~		898	819
3.450% due 02/25/2047 ^~		1,236	1,119
3.472% due 01/25/2036 ^~		6,186	5,677
3.811% due 11/19/2033 ~		15	15
5.500% due 01/25/2035		367	372
5.750% due 05/25/2037 ^		43	34
6.000% due 01/25/2038		490	410
6.250% due 09/25/2037 ^		134	125
Countrywide Home Loan Reperforming REMIC Trust
7.500% due 06/25/2035 ^		1,076	1,111
Credit Suisse Mortgage Capital Certificates
3.589% due 09/27/2047 ~		9,132	9,237
3.695% due 01/26/2047 ~		6,168	4,844
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.561% due 10/26/2036 ~		1,778	1,626
Credit Suisse Mortgage Capital Trust
4.790% due 05/27/2053 ~		2,371	2,350
CSAB Mortgage-Backed Trust
6.000% due 11/25/2036 ^		75	28
Deutsche ALT-A Securities, Inc.
2.022% (US0001M + 0.150%) due 03/25/2037 ^~		2,080	1,894
2.112% (US0001M + 0.240%) due 01/25/2047 ~		1,954	1,617
2.172% (US0001M + 0.300%) due 09/25/2047 ^~		35,560	31,322
Epic Drummond Ltd.
0.000% (EUR003M + 0.190%) due 01/25/2022 ~	EUR	1,246	1,530
Eurosail PLC
1.304% (BP0003M + 0.700%) due 09/13/2045 ~	GBP	3,937	5,526
1.374% (BP0003M + 0.770%) due 09/13/2045 ~		1,704	2,357
First Horizon Alternative Mortgage Securities Trust
2.960% due 07/25/2036 ~		$259	246
First Horizon Mortgage Pass-Through Trust
3.261% due 08/25/2035 ~		240	205
3.692% due 11/25/2035 ~		54	51
Freddie Mac
4.373% (- 1.0*LIBOR01M + 6.150%) due 01/15/2043 ~(a)		3,558	590
Ginnie Mae
0.523% due 11/20/2046 ~(a)		28,516	651
Global Mortgage Securitization Ltd.
2.142% (US0001M + 0.270%) due 04/25/2032 ~		1,187	1,149
GMAC Commercial Mortgage Securities, Inc.
5.044% due 12/10/2041 ^~		10,305	10,340

104	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GMAC Mortgage Corp. Loan Trust
4.172% due 05/25/2035 ~	$44	$42
Great Hall Mortgages PLC
2.308% (US0003M + 0.130%) due 06/18/2039 ~	834	819
GS Mortgage Securities Corp.
4.579% due 10/10/2032	26,200	26,610
GS Mortgage Securities Corp. Trust
3.790% due 01/10/2031	4,967	4,993
4.067% due 02/10/2029 ~	26,000	25,971
GS Mortgage Securities Trust
1.374% due 08/10/2043 ~(a)	57,787	1,457
GSR Mortgage Loan Trust
6.250% due 08/25/2036 ^	1,168	790
HarborView Mortgage Loan Trust
1.998% (US0001M + 0.190%) due 01/19/2038 ~	29,409	28,930
2.018% (US0001M + 0.210%) due 11/19/2036 ~	11,491	9,647
2.118% (US0001M + 0.310%) due 08/19/2045 ~	78	77
3.283% (12MTA + 2.000%) due 10/19/2035 ~	37,019	30,396
3.587% due 04/19/2034 ~	172	171
HSI Asset Loan Obligation Trust
2.242% (US0001M + 0.370%) due 12/25/2036 ~	1,084	522
4.759% (- 1.0*US0001M + 6.630%) due 12/25/2036 ~(a)	1,060	213
HSI Asset Securitization Corp. Trust
2.682% (US0001M + 0.810%) due 07/25/2035 ~	13,265	13,368
Hudson’s Bay Simon JV Trust
5.447% due 08/05/2034 ~	10,000	9,502
Impac Secured Assets Trust
2.042% (US0001M + 0.170%) due 01/25/2037 ~	3,309	3,176
2.152% (US0001M + 0.280%) due 08/25/2036 ~	2,671	2,187
2.222% (US0001M + 0.350%) due 05/25/2036 ~	77	74
IndyMac Mortgage Loan Trust
2.652% (US0001M + 0.780%) due 12/25/2034 ~	560	520
3.204% due 09/25/2036 ^~	4,686	4,129
3.320% due 08/25/2035 ~	110	99
3.433% due 09/25/2036 ^~	309	283
3.476% due 06/25/2037 ^~	20,982	18,462
Jefferies Resecuritization Trust
3.476% due 02/26/2036 ~	642	644
6.919% due 06/25/2047 ~	1,383	1,306
JPMorgan Alternative Loan Trust
2.032% (US0001M + 0.160%) due 09/25/2036 ~	1,718	1,977
2.032% (US0001M + 0.160%) due 11/25/2036 ^~	3,633	3,453
3.391% due 11/25/2036 ^~	4,548	4,704
6.000% due 12/27/2036	4,652	3,930
JPMorgan Chase Commercial Mortgage Securities Trust
5.337% due 05/15/2047	34,650	34,885
JPMorgan Mortgage Trust
3.739% due 07/25/2035 ~	15	16
3.782% due 04/25/2035 ~	76	77
JPMorgan Resecuritization Trust
6.000% due 09/26/2036	9,615	8,245
La Hipotecaria El Salvadorian Mortgage Trust
3.358% due 01/15/2046 «	8,838	8,616
La Hipotecaria Panamanian Mortgage Trust
3.008% (PNMR - 2.242%) due 11/24/2042 «~	17,083	16,663
LB-UBS Commercial Mortgage Trust
0.203% due 02/15/2040 ~(a)	11,305	1
5.612% due 02/15/2040 ~	6,500	6,506
Lehman Mortgage Trust
2.192% (US0001M + 0.320%) due 08/25/2036 ^~	222	182

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.750% due 02/25/2037		$7,485	$6,779
Lehman XS Trust
2.112% (US0001M + 0.240%) due 08/25/2036 ^~		400	379
2.772% (US0001M + 0.900%) due 08/25/2047 ~		5,143	4,307
Luminent Mortgage Trust
2.102% (US0001M + 0.230%) due 05/25/2037 ^~		66	62
Merrill Lynch Mortgage Investors Trust
2.664% (US0001M + 1.000%) due 10/25/2035 ~		339	326
3.643% due 02/25/2036 ^~		1,076	950
ML-CFC Commercial Mortgage Trust
5.324% due 12/12/2049 ~		12,085	11,925
Morgan Stanley Bank of America Merrill Lynch Trust
1.003% due 12/15/2048 ~(a)		8,560	332
Morgan Stanley Mortgage Loan Trust
2.142% (US0001M + 0.270%) due 09/25/2035 ~		191	192
2.242% (US0001M + 0.370%) due 11/25/2035 ~		2,259	2,258
2.772% (US0001M + 0.900%) due 02/25/2036 ^~		519	494
3.461% due 09/25/2035 ^~		138	122
5.500% due 10/25/2037		1,176	1,182
5.701% due 02/25/2047		3,147	2,204
Mortgage Equity Conversion Asset Trust
2.510% (H15T1Y + 0.470%) due 02/25/2042 «~		3,773	3,414
2.540% (H15T1Y + 0.490%) due 01/25/2042 «~		13,125	11,878
2.550% (T1Y + 0.500%) due 05/25/2042 «~		17,777	16,089
MortgageIT Securities Corp. Mortgage Loan Trust
2.102% (US0001M + 0.230%) due 06/25/2047 ~		5,390	5,138
Motel 6 Trust
2.697% due 08/15/2034 ~		11,852	11,907
2.967% due 08/15/2034 ~		10,469	10,518
3.927% due 08/15/2034 ~		1,086	1,094
New York Mortgage Trust
2.532% (LIBOR01M + 0.660%) due 08/25/2035 ~		1,772	1,710
PFP Ltd.
2.657% due 07/14/2035 ~		15,561	15,612
3.027% due 07/14/2035 ~		7,874	7,981
RBSGC Mortgage Loan Trust
2.172% (US0001M + 0.300%) due 01/25/2037 ~		23,136	11,271
RBSSP Resecuritization Trust
2.131% (US0001M + 0.500%) due 09/26/2034 ~		221	215
6.000% due 06/26/2037 ~		779	655
7.598% due 06/26/2037 ~		678	588
Residential Accredit Loans, Inc. Trust
2.012% (US0001M + 0.140%) due 01/25/2037 ~		6,741	6,382
2.072% (US0001M + 0.200%) due 10/25/2046 ~		2,788	2,600
2.221% (US0001M + 0.300%) due 08/25/2035 ~		305	272
2.222% (US0001M + 0.350%) due 08/25/2035 ^~		1,653	1,468
2.672% (US0001M + 0.800%) due 10/25/2045 ~		251	228
4.575% due 05/25/2035 ^~		107	90
6.000% due 10/25/2034		397	406
8.000% (- 790.0*US0001M + 5143.000%) due 04/25/2036 ^~		358	349
Residential Asset Securitization Trust
6.250% due 08/25/2036		868	788
Residential Funding Mortgage Securities, Inc. Trust
4.763% due 04/25/2037 ~		960	901
Sandwell Commercial Finance PLC
1.112% (BP0003M + 0.400%) due 09/30/2037 ~	GBP	281	386

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Sequoia Mortgage Trust
3.527% due 07/20/2037 ~		$188	$163
Structured Adjustable Rate Mortgage Loan Trust
3.022% (US0001M + 1.150%) due 12/25/2037 ^~		5,678	5,593
3.627% due 08/25/2035 ~		746	751
Structured Asset Mortgage Investments Trust
2.052% (US0001M + 0.180%) due 07/25/2046 ~		122	110
2.062% (US0001M + 0.190%) due 07/25/2046 ^~		7,704	6,828
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.622% due 09/25/2033 ~		191	193
Theatre Hospitals PLC
3.521% (BP0003M + 3.000%) due 10/15/2031 ~	GBP	1,241	1,703
Thornburg Mortgage Securities Trust
2.772% (US0001M + 0.900%) due 03/25/2044 ~		$44	43
UBS-Barclays Commercial Mortgage Trust
0.211% due 08/10/2049 ~(a)		178,586	1,792
Wachovia Bank Commercial Mortgage Trust
5.672% due 10/15/2048 ~		8,630	8,768
5.691% due 10/15/2048 ~		9,830	9,963
6.011% due 02/15/2051 ~		9,660	9,626
WaMu Mortgage Pass-Through Certificates Trust
2.053% (12MTA + 0.770%) due 04/25/2047 ~		1,623	1,458
2.262% (US0001M + 0.390%) due 10/25/2044 ~		5,423	5,419
2.612% (US0001M + 0.740%) due 11/25/2034 ~		1,476	1,457
3.071% due 12/25/2036 ^~		1,809	1,768
3.163% due 07/25/2037 ^~		140	117
3.243% due 12/25/2035 ^~		1,944	1,793
3.365% due 03/25/2037 ^~		11,015	10,357
3.396% due 07/25/2037 ^~		83	78
Warwick Finance Residential Mortgages Number Three PLC
0.000% due 12/21/2049 (e)	GBP	0	2,342
1.436% due 12/21/2049 ~		26,097	36,718
2.136% due 12/21/2049 ~		2,387	3,393
2.636% due 12/21/2049 ~		1,193	1,698
3.136% due 12/21/2049 ~		682	973
3.636% due 12/21/2049 ~		682	964
Washington Mutual Mortgage Pass-Through Certificates Trust
1.983% (12MTA + 0.700%) due 01/25/2047 ~		$3,073	2,486
2.122% (US0001M + 0.250%) due 02/25/2036 ~		455	395
4.383% due 09/25/2036 ^		7,129	3,647
5.750% due 11/25/2035 ^		1,603	1,510
6.500% due 03/25/2036 ^		12,748	10,638
Wells Fargo Alternative Loan Trust
2.412% (US0001M + 0.540%) due 03/25/2037 ^~		1,147	937
Wells Fargo Commercial Mortgage Trust
2.600% due 12/13/2031 ~		11,140	11,174
2.850% due 12/13/2031 ~		9,273	9,301
3.595% due 12/13/2031 ~		220	220
Wells Fargo Mortgage-Backed Securities Trust
2.372% (US0001M + 0.500%) due 06/25/2037 ^~		174	149
3.410% due 05/25/2036 ^~		80	82
3.603% due 04/25/2036 ^~		157	160
3.644% due 03/25/2036 ~		386	388
3.667% due 08/25/2033 ~		18	18
3.712% due 11/25/2037 ^~		15,635	14,972
3.768% due 01/25/2035 ~		87	90
3.834% due 02/25/2035 ~		14	14
6.000% due 09/25/2036 ^		29	28

Total Non-Agency Mortgage-Backed Securities (Cost $898,571)			948,656

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	105

Schedule of Investments PIMCO Mortgage Opportunities Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 29.0%
Accredited Mortgage Loan Trust
2.002% (US0001M + 0.130%) due 02/25/2037 ~		$470	$469
2.100% (US0001M + 0.480%) due 09/25/2035 ~		3,405	3,278
ACE Securities Corp. Home Equity Loan Trust
2.172% (US0001M + 0.300%) due 02/25/2036 ~		2,849	2,838
2.487% (US0001M + 0.615%) due 12/25/2035 ~		17,261	16,646
2.552% (US0001M + 0.680%) due 09/25/2035 ~		4,037	3,867
2.847% (US0001M + 0.975%) due 11/25/2033 ~		1,284	1,266
3.042% (US0001M + 1.170%) due 02/25/2035 ~		19,953	19,748
Aegis Asset-Backed Securities Trust
2.502% (US0001M + 0.630%) due 06/25/2035 ~		4,000	3,010
2.572% (US0001M + 0.700%) due 03/25/2035 ~		7,050	6,748
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
3.702% (US0001M + 1.830%) due 12/25/2034 ~		2,636	2,417
Airspeed Ltd.
2.047% (LIBOR01M + 0.270%) due 06/15/2032 ~		3,710	3,227
Allegro CLO Ltd.
2.987% (US0003M + 1.220%) due 01/30/2026 ~		7,600	7,600
Alpstar CLO PLC
0.125% (EUR006M + 0.400%) due 05/15/2024 ~	EUR	4,129	5,086
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.547% (US0001M + 0.675%) due 07/25/2035 ~		$6,400	6,424
2.577% (US0001M + 0.705%) due 05/25/2035 ~		3,569	3,578
2.787% (US0001M + 0.915%) due 01/25/2035 ~		5,152	5,160
3.822% (US0001M + 1.950%) due 06/25/2034 ~		646	618
Argent Securities Trust
2.022% (US0001M + 0.150%) due 07/25/2036 ~		23,475	19,783
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
4.662% (US0001M + 2.790%) due 10/25/2033 ~		1,139	1,140
Asset-Backed Funding Certificates Trust
2.492% (US0001M + 0.620%) due 04/25/2034 ~		1,961	1,969
3.122% (US0001M + 1.250%) due 06/25/2034 ~		1,933	1,948
Asset-Backed Securities Corp. Home Equity Loan Trust
2.592% (US0001M + 0.720%) due 06/25/2035 ~		878	884
2.832% (US0001M + 0.960%) due 11/25/2033 ~		2,666	2,588
Avery Point CLO Ltd.
2.854% (US0003M + 1.120%) due 01/18/2025 ~		2,470	2,470
Babson CLO Ltd.
2.881% (US0003M + 1.150%) due 10/17/2026 ~		4,500	4,499
3.042% (US0003M + 1.320%) due 01/15/2026 ~		5,900	5,900
Ballyrock CLO LLC
3.065% (US0003M + 1.180%) due 05/20/2025 ~		135	135
Bear Stearns Asset-Backed Securities Trust
2.022% (US0001M + 0.150%) due 11/25/2036 ~		4,008	3,884

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.072% (US0001M + 0.200%) due 12/25/2036 ~		$7,171	$7,164
2.072% (US0001M + 0.200%) due 04/25/2037 ^~		2,576	3,242
2.112% (US0001M + 0.240%) due 07/25/2036 ~		10,308	9,779
2.372% (US0001M + 0.500%) due 12/25/2035 ~		304	304
2.592% (US0001M + 0.720%) due 12/25/2035 ~		5,756	4,169
Benefit Street Partners CLO Ltd.
2.514% due 07/18/2027 ~		1,400	1,388
BlueMountain CLO Ltd.
3.027% (US0003M + 1.260%) due 04/30/2026 ~		6,200	6,205
Business Loan Express Business Loan Trust
2.162% (US0001M + 0.290%) due 09/25/2038 ~		3,873	3,573
C-BASS CBO Ltd.
1.689% (US0003M + 0.270%) due 02/16/2041 ~		249,021	19,050
Carlyle Global Market Strategies CLO Ltd.
2.910% (US0003M + 1.150%) due 07/27/2026 ~		4,300	4,303
3.089% (US0003M + 1.250%) due 05/15/2025 ~		19,900	19,919
Carrington Mortgage Loan Trust
2.092% (US0001M + 0.220%) due 10/25/2036 ~		11,809	8,321
Catamaran CLO Ltd.
2.363% due 01/27/2028 ~		6,900	6,897
Cent CLO Ltd.
2.970% (US0003M + 1.210%) due 07/27/2026 ~		6,900	6,908
3.090% (US0003M + 1.330%) due 10/29/2025 ~		2,357	2,360
Centerline REIT, Inc.
4.760% (LIBOR01M + 4.760%) due 09/21/2045 ~		1,310	1,315
Centex Home Equity Loan Trust
3.735% due 02/25/2032		863	874
Chapel BV
0.332% (EUR003M + 0.660%) due 11/17/2064 ~	EUR	1,705	2,105
CIFC Funding Ltd.
2.761% (US0003M + 1.020%) due 10/24/2025 ~		$6,507	6,507
3.111% (US0003M + 1.380%) due 10/17/2026 ~		12,900	12,908
3.144% (US0003M + 1.200%) due 05/24/2026 ~		8,200	8,205
Citigroup Mortgage Loan Trust
2.002% (US0001M + 0.130%) due 08/25/2036 ~		17,458	17,292
2.022% (US0001M + 0.150%) due 12/25/2036 ~		4,161	2,220
2.032% (US0001M + 0.160%) due 09/25/2036 ~		646	494
2.052% (US0001M + 0.180%) due 01/25/2037 ~		4,085	2,962
2.132% (US0001M + 0.260%) due 07/25/2045 ~		9,170	7,509
2.172% (US0001M + 0.300%) due 10/25/2036 ~		10,029	7,313
Citigroup Mortgage Loan Trust, Inc.
2.282% (US0001M + 0.410%) due 10/25/2035 ~		1,421	1,424
2.322% (US0001M + 0.450%) due 10/25/2035 ~		4,229	4,187
College Ave Student Loans LLC
3.522% (US0001M + 1.650%) due 11/26/2046 ~		8,870	9,092
Countrywide Asset-Backed Certificates
2.002% (US0001M + 0.130%) due 12/25/2036 ^~		1,523	1,429
2.012% (US0001M + 0.140%) due 06/25/2037 ~		2,777	2,533

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.012% (US0001M + 0.140%) due 07/25/2037 ^~		$3,783	$3,293
2.012% (US0001M + 0.140%) due 06/25/2047 ~		3,575	3,372
2.022% (US0001M + 0.150%) due 05/25/2037 ~		5,629	5,570
2.052% (US0001M + 0.180%) due 06/25/2047 ~		153	151
2.072% (US0001M + 0.200%) due 09/25/2047 ~		1,562	1,168
2.092% (US0001M + 0.220%) due 09/25/2037 ^~		1,075	903
2.092% (US0001M + 0.220%) due 09/25/2047 ~		3,729	3,360
2.162% (US0001M + 0.290%) due 01/25/2037 ~		16,600	13,861
2.172% (US0001M + 0.300%) due 07/25/2036 ~		232	232
2.242% (US0001M + 0.370%) due 07/25/2036 ~		14,425	12,249
2.352% (US0001M + 0.480%) due 01/25/2036 ~		619	622
2.502% (US0001M + 0.630%) due 02/25/2036 ~		7,476	7,290
2.592% (US0001M + 0.720%) due 01/25/2036 ~		10,300	10,331
2.832% (US0001M + 0.960%) due 08/25/2035 ~		1,275	1,281
2.892% (US0001M + 1.020%) due 10/25/2032 ~		3,362	3,206
Countrywide Asset-Backed Certificates Trust
2.032% (US0001M + 0.160%) due 03/25/2037 ~		1,144	1,131
2.112% (US0001M + 0.240%) due 03/25/2037 ~		21,060	19,583
2.112% (US0001M + 0.240%) due 10/25/2046 ~		10,000	9,443
2.132% (US0001M + 0.260%) due 09/25/2046 ~		3,100	2,919
2.672% (US0001M + 0.800%) due 08/25/2047 ~		303	301
2.772% (US0001M + 0.900%) due 10/25/2034 ~		981	970
Credit Suisse Mortgage Capital Trust
4.500% due 03/25/2021		1,690	1,698
Credit-Based Asset Servicing & Securitization LLC
2.022% (US0001M + 0.150%) due 05/25/2036 ~		4,232	3,485
2.112% (US0001M + 0.240%) due 05/25/2036 ~		6,783	5,675
Credit-Based Asset Servicing and Securitization LLC
1.932% (US0001M + 0.060%) due 11/25/2036 ~		2,142	1,356
1.992% (LIBOR01M + 0.120%) due 07/25/2037 ~		178	119
2.817% (US0001M + 0.945%) due 04/25/2036 ~		10,634	10,640
6.250% due 10/25/2036		1,100	1,148
Dekania Europe CDO PLC
0.273% (EUR003M + 0.600%) due 09/07/2035 ~	EUR	1,248	1,528
Ellington Loan Acquisition Trust
2.922% (US0001M + 1.050%) due 05/25/2037 ~		$4,309	4,132
EMC Mortgage Loan Trust
2.972% (LIBOR01M + 1.100%) due 08/25/2040 ~		1,118	1,089
Equifirst Loan Securitization Trust
2.062% (US0001M + 0.190%) due 04/25/2037 ~		11,481	11,046
First Franklin Mortgage Loan Trust
2.032% (US0001M + 0.160%) due 04/25/2036 ~		5,636	5,373
2.372% (US0001M + 0.500%) due 12/25/2035 ~		6,100	5,683
2.682% (US0001M + 0.810%) due 04/25/2035 ~		2,053	2,067
First Investors Auto Owner Trust
1.860% due 10/15/2021		7,038	7,000

106	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2018

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Flagship Credit Auto Trust
1.850% due 07/15/2021		$11,480	$11,419
Flatiron CLO Ltd.
2.891% (US0003M + 1.160%) due 01/17/2026 ~		7,000	7,001
Fremont Home Loan Trust
2.032% (US0001M + 0.160%) due 05/25/2036 ~		20,770	13,861
2.802% (US0001M + 0.930%) due 04/25/2035 ~		10,657	9,165
GSAA Home Equity Trust
2.102% (US0001M + 0.230%) due 04/25/2047 ~		7,904	5,725
6.000% due 08/25/2047		1,340	1,251
GSAA Trust
2.172% (US0001M + 0.300%) due 05/25/2047 ~		769	651
GSAMP Trust
1.992% (US0001M + 0.120%) due 12/25/2036 ~		1,073	575
Holland Park CLO Ltd.
0.601% (EUR003M + 0.930%) due 05/14/2027 ~	EUR	16,950	20,917
Home Equity Asset Trust
2.342% (US0001M + 0.470%) due 01/25/2036 ~		$17,500	15,960
Home Equity Mortgage Loan Asset-Backed Trust
2.112% (US0001M + 0.240%) due 08/25/2036 ~		7,500	6,644
2.112% (US0001M + 0.240%) due 04/25/2037 ~		6,859	5,214
House of Europe Funding PLC
0.000% (EUR003M + 0.195%) due 12/15/2090 ~	EUR	3,818	4,697
HSI Asset Securitization Corp. Trust
2.022% (US0001M + 0.150%) due 12/25/2036 ~		$7,769	6,191
2.262% (US0001M + 0.390%) due 11/25/2035 ~		1,700	1,627
IndyMac Mortgage Loan Trust
1.942% (US0001M + 0.070%) due 07/25/2036 ~		14,494	6,739
Jamestown CLO Ltd.
2.862% (US0003M + 1.140%) due 01/15/2026 ~		9,700	9,709
JPMorgan Mortgage Acquisition Corp.
2.212% (US0001M + 0.340%) due 02/25/2036 ~		9,161	8,883
JPMorgan Mortgage Acquisition Trust
2.032% (US0001M + 0.160%) due 05/25/2036 ~		1,255	1,256
2.042% (US0001M + 0.170%) due 04/25/2036 ~		3,320	3,315
KVK CLO Ltd.
2.872% (US0003M + 1.150%) due 01/15/2026 ~		7,700	7,703
Legacy Mortgage Asset Trust
3.398% (US0001M + 1.750%) due 01/28/2070 ~		52,054	53,281
Lehman XS Trust
2.042% (US0001M + 0.170%) due 01/25/2037 ~		247	292
Long Beach Mortgage Loan Trust
2.017% (US0001M + 0.145%) due 07/25/2036 ~		23,555	17,302
2.022% (US0001M + 0.150%) due 05/25/2036 ~		2,033	1,391
2.577% (US0001M + 0.705%) due 11/25/2035 ~		5,429	4,330
2.667% (US0001M + 0.795%) due 06/25/2034 ~		130	129
2.772% (US0001M + 0.900%) due 06/25/2035 ~		12,800	12,850
Madison Park Funding Ltd.
2.849% (US0003M + 1.110%) due 01/19/2025 ~		6,600	6,607

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.005% (US0003M + 1.260%) due 07/20/2026 ~	$19,900	$19,901
Mastr Asset Backed Securities Trust
2.547% (US0001M + 0.675%) due 10/25/2035 ~	120	121
MASTR Asset-Backed Securities Trust
2.022% (US0001M + 0.150%) due 06/25/2036 ~	10,006	5,874
2.032% (US0001M + 0.160%) due 10/25/2036 ~	3,202	2,076
2.042% (US0001M + 0.170%) due 10/25/2036 ~	938	922
2.102% (US0001M + 0.230%) due 01/25/2037 ~	12,632	5,402
2.112% (US0001M + 0.240%) due 10/25/2036 ~	8,703	8,004
2.452% (US0001M + 0.580%) due 12/25/2035 ~	3,673	3,645
Merrill Lynch Mortgage Investors Trust
1.982% (US0001M + 0.110%) due 08/25/2037 ~	686	461
2.392% (US0001M + 0.520%) due 06/25/2035 ~	733	733
2.592% (US0001M + 0.720%) due 06/25/2035 ~	592	573
Monarch Grove CLO
2.443% due 01/25/2028 ~	5,900	5,901
Morgan Stanley ABS Capital, Inc. Trust
2.802% (US0001M + 0.930%) due 07/25/2034 ~	453	458
2.922% (US0001M + 1.050%) due 04/25/2035 ~	200	195
3.772% (US0001M + 1.900%) due 02/25/2047 ~	5,083	4,575
Morgan Stanley IXIS Real Estate Capital Trust
2.022% (US0001M + 0.150%) due 11/25/2036 ~	16,277	8,468
Morgan Stanley Mortgage Loan Trust
2.112% (US0001M + 0.240%) due 04/25/2037 ~	2,166	1,129
5.726% due 10/25/2036 ^	3,460	1,941
National Collegiate Student Loan Trust
2.666% (US0003M + 0.380%) due 06/25/2029 ~	2,533	2,467
Navient Private Education Loan Trust
3.250% due 05/15/2040	7,500	7,514
Navient Student Loan Trust
2.672% due 07/26/2066 ~	22,475	22,653
3.022% (US0001M + 1.150%) due 03/25/2066 ~	3,420	3,480
Nelder Grove CLO Ltd.
3.284% (US0003M + 1.300%) due 08/28/2026 ~	7,800	7,813
Neuberger Berman CLO Ltd.
0.000% due 04/15/2027 ~(c)	2,100	2,100
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
2.282% (US0001M + 0.410%) due 02/25/2036 ~	1,971	1,979
NovaStar Mortgage Funding Trust
3.972% (LIBOR01M + 2.100%) due 12/25/2034 ~	1,466	1,447
Oaktree CLO Ltd.
2.965% (US0003M + 1.220%) due 10/20/2026 ~	4,100	4,107
OCP CLO Ltd.
2.522% due 07/15/2027 ~	4,400	4,405
OFSI Fund Ltd.
2.381% due 03/20/2025 ~	7,600	7,604
Option One Mortgage Loan Trust
2.052% (US0001M + 0.180%) due 04/25/2037 ~	248	157
2.062% (US0001M + 0.190%) due 01/25/2036 ~	774	774
2.372% (US0001M + 0.500%) due 08/25/2032 ~	730	716

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Option One Mortgage Loan Trust Asset-Backed Certificates
2.512% (US0001M + 0.640%) due 07/25/2033 ~		$914	$907
Ownit Mortgage Loan Trust
2.802% (US0001M + 0.930%) due 03/25/2036 ~		48	48
OZLM Ltd.
3.031% (US0003M + 1.300%) due 04/17/2026 ~		6,500	6,500
Pallas CDO BV
0.000% (EUR006M + 0.258%) due 07/16/2082 ~	EUR	6,724	8,255
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.892% (US0001M + 1.020%) due 10/25/2034 ~		$6,714	6,820
2.997% (US0001M + 1.125%) due 10/25/2034 ~		21,500	20,387
3.747% (US0001M + 1.875%) due 09/25/2034 ~		589	593
Pinnacle Park CLO Ltd.
2.980% (US0003M + 1.260%) due 04/15/2026 ~		8,500	8,505
Prestige Auto Receivables Trust
1.800% due 11/16/2020		10,614	10,574
RAAC Trust
2.172% (US0001M + 0.300%) due 06/25/2044 ~		76	69
2.572% (US0001M + 0.700%) due 03/25/2034 ~		258	253
Residential Asset Mortgage Products Trust
2.032% (US0001M + 0.160%) due 02/25/2037 ~		1,555	1,546
2.212% (LIBOR01M + 0.340%) due 12/25/2035 ~		12,574	10,695
3.747% (US0001M + 1.875%) due 10/25/2034 ~		7,741	7,066
Residential Asset Securities Corp. Trust
2.022% (US0001M + 0.150%) due 07/25/2036 ~		6,234	5,769
2.122% (US0001M + 0.250%) due 04/25/2037 ~		249	246
Sapphire Aviation Finance
4.250% due 03/15/2040 «		28,100	28,133
Saxon Asset Securities Trust
2.371% (US0001M + 0.500%) due 11/25/2035 ~		9,000	8,468
SCF RC Funding LLC
4.100% due 06/25/2047 «		10,549	10,552
Securitized Asset-Backed Receivables LLC Trust
2.847% (US0001M + 0.975%) due 03/25/2035 ~		281	282
SG Mortgage Securities Trust
2.302% (US0001M + 0.430%) due 10/25/2035 ~		2,896	2,906
SLC Student Loan Trust
2.235% (US0003M + 0.110%) due 03/15/2027 ~		13,795	13,784
SLM Private Education Loan Trust
2.090% due 06/15/2045		5,003	4,993
SLM Student Loan Trust
0.000% (EUR003M + 0.260%) due 12/15/2023 ~	EUR	1,940	2,387
0.000% (EUR003M + 0.180%) due 01/25/2024 ~		9,088	11,211
0.000% (EUR003M + 0.270%) due 06/17/2024 ~		5,556	6,851
0.222% (EUR003M + 0.550%) due 07/25/2039 ~		880	1,066
0.223% (EUR003M + 0.550%) due 12/15/2033 ~		1,628	1,979
SoFi Consumer Loan Program LLC
3.260% due 08/25/2025		$3,322	3,324
SoFi Professional Loan Program LLC
1.720% due 09/25/2040		4,126	4,095

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	107

Schedule of Investments PIMCO Mortgage Opportunities Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.630% due 07/25/2040	$5,200	$5,109
2.650% due 09/25/2040	1,400	1,375
Specialty Underwriting & Residential Finance Trust
2.022% (US0001M + 0.150%) due 09/25/2037 ~	2,088	1,309
2.022% (US0001M + 0.150%) due 11/25/2037 ~	983	660
2.222% (US0001M + 0.350%) due 03/25/2037 ~	652	371
Staniford Street CLO Ltd.
3.305% (US0003M + 1.180%) due 06/15/2025 ~	2,300	2,303
Stanwich Mortgage Loan Co.
3.844% due 10/16/2046 ~	2,144	2,123
Structured Asset Investment Loan Trust
2.044% (US0001M + 0.173%) due 07/25/2036 ~	2,434	1,723
2.672% (US0001M + 0.800%) due 04/25/2034 ~	6,393	6,379
Structured Asset Securities Corp. Mortgage Loan Trust
2.007% (US0001M + 0.135%) due 07/25/2036 ~	1,380	1,347
2.032% (US0001M + 0.160%) due 03/25/2036 ~	732	733
Symphony CLO Ltd.
3.002% (US0003M + 1.280%) due 07/14/2026 ~	25,800	25,813
Taberna Preferred Funding Ltd.
2.127% (LIBOR03M + 0.340%) due 05/05/2038 ~	9,094	8,730
THL Credit Wind River CLO Ltd.
2.845% (US0003M + 1.100%) due 01/22/2027 ~	8,710	8,722
2.914% (US0003M + 1.180%) due 04/18/2026 ~	1,150	1,151
TICP CLO Ltd.
2.550% due 07/20/2027 ~	2,200	2,203
Tropic CDO Ltd.
1.679% (US0003M + 0.320%) due 07/15/2036 ~	14,320	12,888

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.109% (US0003M + 0.750%) due 04/15/2034 ~	$2,782	$2,615
U.S. Capital Funding Ltd.
1.988% (US0003M + 0.280%) due 10/10/2040 ~	1,046	920
Venture CLO Ltd.
2.784% due 02/28/2026 ~	15,000	14,997
VOLT LLC
3.250% due 05/25/2047	9,740	9,719
3.375% due 05/28/2047	8,945	8,952
3.500% due 06/26/2045	4,241	4,252
3.875% due 09/25/2045	1,557	1,572
Wells Fargo Home Equity Asset-Backed Securities Trust
2.742% (US0001M + 0.870%) due 03/25/2035 ~	500	504
WhiteHorse Ltd.
2.978% (US0003M + 1.200%) due 02/03/2025 ~	4,771	4,772
Z Capital Credit Partners CLO Ltd.
2.672% due 07/16/2027 ~	5,100	5,105

Total Asset-Backed Securities (Cost $1,138,679)		1,199,297

SHORT-TERM INSTRUMENTS 1.7%

REPURCHASE AGREEMENTS (f) 1.5%

		63,707

U.S. TREASURY BILLS 0.2%
1.628% due 04/19/2018 - 04/26/2018 (d)(e)(g)(i)(k)	10,276	10,268

Total Short-Term Instruments (Cost $73,975)		73,975

Total Investments in Securities (Cost $7,077,462)		7,132,496

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 8.3%

SHORT-TERM INSTRUMENTS 8.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.3%
PIMCO Short-Term Floating NAV Portfolio III	34,658,319	$342,528

Total Short-Term Instruments (Cost $342,506)		342,528

Total Investments in Affiliates (Cost $342,506)		342,528

Total Investments 180.6% (Cost $7,419,968)		$7,475,024

Financial Derivative Instruments (h)(j) 0.2% (Cost or Premiums, net $4,299)		8,947

Other Assets and Liabilities, net (80.8)%		(3,346,040)

Net Assets 100.0%		$4,137,931

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
(a)	Interest only security.
(b)	Principal only security.
(c)	When-issued security.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	1.900%	03/27/2018	04/03/2018	$59,175	U.S. Treasury Notes 2.500% due 01/31/2025	$(59,547)	$59,175	$59,194
FICC	1.250	03/29/2018	04/02/2018	4,532	U.S. Treasury Notes 2.250% due 01/31/2024	(4,627)	4,532	4,532

Total Repurchase Agreements						$(64,174)	$63,707	$63,726

108	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2018

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOS	1.850%	03/09/2018	04/09/2018	$(3,485)	$(3,489)
	1.900	03/09/2018	04/09/2018	(1,049)	(1,050)
	2.050	03/27/2018	04/03/2018	(60,244)	(60,264)
BSN	1.630	03/20/2018	04/17/2018	(97,938)	(97,995)
	1.650	03/13/2018	04/09/2018	(241,466)	(241,688)
	1.660	03/13/2018	04/12/2018	(23,365)	(23,387)
	1.670	03/13/2018	04/20/2018	(86,601)	(86,682)
CIB	1.660	02/20/2018	04/20/2018	(68,161)	(68,290)
	1.850	03/19/2018	04/06/2018	(18,121)	(18,134)
	1.850	03/22/2018	04/06/2018	(52,487)	(52,517)
GRE	1.690	03/19/2018	05/16/2018	(1,335)	(1,336)
	1.820	03/12/2018	04/12/2018	(4,979)	(4,984)
RCY	1.850	03/13/2018	04/12/2018	(79,603)	(79,685)

Total Reverse Repurchase Agreements					$(739,501)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
BCY	2.200%	03/26/2018	04/02/2018	$(2,631)	$(2,631)
BPG	2.150	03/23/2018	04/03/2018	(7,991)	(7,990)
GSC	1.750	03/26/2018	04/02/2018	(59,069)	(59,070)
	1.750	03/26/2018	04/09/2018	(46,689)	(46,673)
	1.800	03/22/2018	04/05/2018	(55,235)	(55,227)
NOM	1.800	03/14/2018	04/25/2018	(117,368)	(117,233)
UBS	1.560	01/05/2018	04/05/2018	(45,969)	(45,963)
	1.560	01/09/2018	04/06/2018	(136,358)	(136,334)
	1.630	02/08/2018	04/09/2018	(121,533)	(121,495)
	1.660	01/30/2018	04/30/2018	(167,288)	(167,073)

Total Sale-Buyback Transactions					$(759,689)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(4)
U.S. Government Agencies (32.8)%
Fannie Mae, TBA	2.500%	04/01/2033	$12,100	$(11,780)	$(11,851)
Fannie Mae, TBA	3.000	04/01/2048	242,000	(233,848)	(235,840)
Fannie Mae, TBA	3.000	05/01/2048	116,000	(112,973)	(112,893)
Fannie Mae, TBA	4.000	04/01/2048	151,000	(154,557)	(154,897)
Fannie Mae, TBA	4.000	05/01/2048	287,500	(293,799)	(294,415)
Fannie Mae, TBA	4.500	04/01/2048	14,000	(14,650)	(14,656)
Fannie Mae, TBA	4.500	05/01/2048	81,000	(84,497)	(84,652)
Freddie Mac, TBA	3.500	04/01/2048	231,000	(229,774)	(231,410)
Freddie Mac, TBA	4.000	04/01/2048	39,500	(40,531)	(40,532)
Ginnie Mae, TBA	3.000	04/01/2048	102,400	(99,913)	(100,676)
Ginnie Mae, TBA	3.500	04/01/2048	36,000	(36,147)	(36,332)
Ginnie Mae, TBA	4.000	04/01/2048	36,000	(36,924)	(36,994)

Total U.S. Government Agencies				(1,349,393)	(1,355,148)

U.S. Treasury Obligations (3.8)%
U.S. Treasury Notes	2.500%	01/31/2025	159,700	(157,488)	(158,516)

Total Short Sales (36.6)%				$(1,506,881)	$(1,513,664)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	109

Schedule of Investments PIMCO Mortgage Opportunities Fund (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(3)	Payable for Short Sales(4)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(5)
Global/Master Repurchase Agreement
BOS	$59,194	$(64,803)	$0	$0	$(5,609)	$5,635	$26
BSN	0	(449,752)	0	0	(449,752)	461,068	11,316
CIB	0	(138,941)	0	0	(138,941)	139,527	586
FICC	4,532	0	0	0	4,532	(4,627)	(95)
GRE	0	(6,320)	0	0	(6,320)	6,300	(20)
RCY	0	(79,685)	0	0	(79,685)	83,413	3,728

Master Securities Forward Transaction Agreement
BCY	0	0	(2,631)	0	(2,631)	2,627	(4)
BPG	0	0	(7,990)	0	(7,990)	7,979	(11)
GSC	0	0	(160,970)	0	(160,970)	161,631	661
NOM	0	0	(117,233)	0	(117,233)	117,204	(29)
TDM	0	0	0	(158,516)	(158,516)	0	(158,516)
UBS	0	0	(470,865)	0	(470,865)	470,672	(193)

Total Borrowings and Other Financing Transactions	$63,726	$(739,501)	$(759,689)	$(158,516)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Government Agencies	$0	$(435,980)	$0	$0	$(435,980)
U.S. Treasury Obligations	0	(302,185)	(1,336)	0	(303,521)

Total	$0	$(738,165)	$(1,336)	$0	$(739,501)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(759,689)	0	0	(759,689)

Total	$0	$(759,689)	$0	$0	$(759,689)

Total Borrowings	$0	$(1,497,854)	$(1,336)	$0	$(1,499,190)

Payable for reverse repurchase agreements and sale-buyback financing transactions					$(1,499,190)

(g)	Securities with an aggregate market value of $1,515,738 and cash of $65 have been pledged as collateral under the terms of the above master agreements as of March 31, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2018 was $(1,055,649) at a weighted average interest rate of 1.256%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Payable for sale-buyback transactions includes $(442) of deferred price drop.
(4)	Payable for short sales includes $683 of accrued interest.
(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CME 90-Day Eurodollar June 2018 Futures	$97.000	06/15/2018	769	$1,923	$59	$121

Total Purchased Options					$59	$121

110	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2018

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury 10-Year Note June Futures	06/2018	375	$	45,428	$418	$88	$0

Total Futures Contracts					$418	$88	$0

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	3-Month USD-LIBOR	1.750%	Semi-Annual	12/16/2018	$	168,700	$52	$(59)	$(7)	$0	$(24)
Pay	3-Month USD-LIBOR	1.900	Semi-Annual	07/12/2022		44,400	(368)	(1,056)	(1,424)	19	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		23,300	1,695	709	2,404	0	(38)
Receive	3-Month USD-LIBOR	2.050	Semi-Annual	09/07/2027		234,000	6,101	8,547	14,648	0	(438)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		42,500	(391)	938	547	15	(70)
Receive(1)	3-Month USD-LIBOR	3.000	Semi-Annual	04/25/2028		6,600	0	(109)	(109)	0	(16)
Receive(1)	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		20,800	708	342	1,050	0	(46)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		156,700	(5,751)	8,558	2,807	0	(931)
Receive(1)	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		105,400	9,745	(1,474)	8,271	0	(619)
Receive	6-Month EUR-EURIBOR	1.250	Annual	09/19/2028	EUR	4,900	(68)	(39)	(107)	0	(6)

							$11,723	$16,357	$28,080	$34	$(2,188)

Total Swap Agreements							$11,723	$16,357	$28,080	$34	$(2,188)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$121	$88	$34	$243	$0	$0	$(2,188)	$(2,188)

(i)	Securities with an aggregate market value of $25,568 and cash of $3,865 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	04/2018		$6,249	EUR	5,055	$0	$(30)
CBK	04/2018	GBP	46,188		$64,959	158	0
	04/2018		$1,578	GBP	1,128	5	0
FBF	04/2018		71,232	EUR	57,515	0	(463)
	05/2018	EUR	57,515		$71,380	464	0
GLM	04/2018		$3,278	EUR	2,655	0	(11)
	04/2018		2,004	GBP	1,416	0	(17)
HUS	04/2018		62,057		43,644	0	(824)
	05/2018	GBP	43,644		$62,132	824	0
MSB	04/2018	EUR	65,225		80,705	449	0

Total Forward Foreign Currency Contracts						$1,900	$(1,345)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	111

Schedule of Investments PIMCO Mortgage Opportunities Fund (Cont.)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.150%	04/23/2018	$	34,500	$62	$6
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500	07/09/2018		788,700	158	660
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.400	05/19/2027		236,100	1,334	1,299
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.980	05/14/2018		282,600	2,654	796
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.530	05/21/2018		94,500	1,802	2,535
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.650	02/13/2019		28,000	218	110
FBF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.900	01/25/2019		619,000	240	583
GLM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.720	06/14/2018		63,700	630	994
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.170	05/09/2018		867,700	599	2,349
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.900	01/22/2019		300,000	120	273
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550	01/31/2019		40,800	265	189
UAG	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.650	02/04/2019		124,500	925	460

								$9,007	$10,254

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
FAR	Put - OTC Fannie Mae, TBA 3.500% due 05/01/2048	$73.000	05/07/2018	$ 190,000	$7	$0
FBF	Call - OTC Fannie Mae, TBA 4.000% due 04/01/2048	101.953	04/05/2018	67,000	364	458
JPM	Call - OTC Fannie Mae, TBA 4.000% due 04/01/2048	102.078	04/05/2018	73,000	336	413
SAL	Put - OTC Fannie Mae, TBA 3.500% due 05/01/2048	74.000	05/07/2018	20,000	1	0

					$708	$871

Total Purchased Options					$9,715	$11,125

WRITTEN OPTIONS:

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Call - OTC Fannie Mae, TBA 3.500% due 04/01/2048	$99.953	04/05/2018	$ 26,000	$(87)	$(95)
FAR	Call - OTC Fannie Mae, TBA 3.000% due 05/01/2048	97.805	05/07/2018	21,500	(85)	(81)
	Call - OTC Fannie Mae, TBA 3.000% due 06/01/2048	97.406	06/06/2018	23,000	(84)	(151)
FBF	Call - OTC Fannie Mae, TBA 3.000% due 04/01/2048	96.273	04/05/2018	40,000	(314)	(523)
GSC	Call - OTC Fannie Mae, TBA 3.000% due 04/01/2048	96.504	04/05/2018	43,500	(285)	(471)
	Call - OTC Fannie Mae, TBA 3.500% due 04/01/2048	99.555	04/05/2018	28,500	(108)	(202)
	Call - OTC Fannie Mae, TBA 3.500% due 04/01/2048	100.285	04/05/2018	21,500	(56)	(34)
	Call - OTC Fannie Mae, TBA 3.500% due 05/01/2048	100.254	05/07/2018	10,000	(33)	(38)
	Put - OTC Fannie Mae, TBA 3.500% due 06/01/2048	98.254	06/06/2018	10,500	(37)	(17)
	Call - OTC Fannie Mae, TBA 3.500% due 06/01/2048	100.254	06/06/2018	10,500	(28)	(50)
	Call - OTC Fannie Mae, TBA 3.500% due 06/01/2048	100.313	06/06/2018	27,500	(75)	(123)
	Call - OTC Fannie Mae, TBA 4.000% due 05/01/2048	102.359	05/07/2018	11,000	(46)	(50)
	Call - OTC Fannie Mae, TBA 4.000% due 05/01/2048	102.461	05/07/2018	32,500	(114)	(128)
JPM	Call - OTC Fannie Mae, TBA 3.500% due 04/01/2048	100.371	04/05/2018	11,500	(31)	(14)
	Put - OTC Fannie Mae, TBA 3.500% due 05/01/2048	98.211	05/07/2018	23,500	(92)	(12)
	Call - OTC Fannie Mae, TBA 3.500% due 05/01/2048	99.719	05/07/2018	21,500	(100)	(147)
	Call - OTC Fannie Mae, TBA 3.500% due 05/01/2048	100.469	05/07/2018	22,500	(102)	(64)
	Call - OTC Fannie Mae, TBA 3.500% due 05/01/2048	100.531	05/07/2018	26,500	(108)	(69)
	Call - OTC Fannie Mae, TBA 3.500% due 06/01/2048	100.133	06/06/2018	38,000	(146)	(203)
	Call - OTC Fannie Mae, TBA 3.500% due 06/01/2048	100.281	06/06/2018	21,500	(84)	(100)
SAL	Put - OTC Fannie Mae, TBA 3.000% due 04/01/2048	97.508	04/05/2018	32,500	(112)	(64)
	Call - OTC Fannie Mae, TBA 3.000% due 04/01/2048	99.543	04/05/2018	26,000	(75)	0
	Call - OTC Fannie Mae, TBA 3.000% due 06/01/2048	97.797	06/06/2018	13,500	(44)	(65)
	Call - OTC Fannie Mae, TBA 3.500% due 05/01/2048	100.688	05/07/2018	27,500	(86)	(57)
	Call - OTC Fannie Mae, TBA 3.500% due 06/01/2048	100.734	06/06/2018	22,000	(52)	(63)

					$(2,384)	$(2,821)

Total Written Options					$(2,384)	$(2,821)

112	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2018

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(3)
								Asset	Liability
BOA	ABX.HE.AA.6-1 Index	0.320%	Monthly	07/25/2045	$5,385	$(1,858)	$1,537	$0	$(321)
	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	11,274	(2,464)	1,582	0	(882)
BRC	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	810	(180)	117	0	(63)
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	25,000	(1,384)	1,483	99	0
DUB	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	16,700	(392)	323	0	(69)
	CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	1,600	(18)	2	0	(16)
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	2,000	(108)	107	0	(1)
FBF	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	43,640	(963)	1,292	329	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	20,000	(608)	746	138	0
GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	6,350	(139)	113	0	(26)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	1,481	8	3	11	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	800	(38)	44	6	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	6,300	(328)	353	25	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	300	(13)	13	0	0
JPS	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	2,000	(108)	107	0	(1)
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	21,000	(734)	647	0	(87)
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	50,000	(1,889)	2,234	345	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	15,000	(1,431)	1,425	0	(6)
SAL	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	6,751	(1,323)	795	0	(528)
	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	33,100	(891)	754	0	(137)
	CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	300	(3)	0	0	(3)
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	50,600	50	(69)	0	(19)

						$(14,814)	$13,608	$953	$(2,159)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
GST	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.676%	Maturity	06/08/2018	$ 480,000	$0	$132	$132	$0
JPS	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.653	Maturity	05/31/2018	325,000	0	157	157	0
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.655	Maturity	06/08/2018	102,500	0	50	50	0
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.658	Maturity	06/28/2018	100,000	0	52	52	0
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.611	Maturity	07/05/2018	195,000	0	195	195	0
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.635	Maturity	07/12/2018	99,000	0	78	78	0
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.623	Maturity	07/19/2018	391,000	0	363	363	0
SAL	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.698	Maturity	04/03/2018	210,000	0	(38)	0	(38)
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.655	Maturity	06/08/2018	102,500	0	50	50	0
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.669	Maturity	06/12/2018	500,000	0	178	178	0
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.646	Maturity	06/27/2018	245,000	0	154	154	0
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.649	Maturity	06/28/2018	110,000	0	66	66	0
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.640	Maturity	07/12/2018	110,000	0	81	81	0
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.600	Maturity	07/19/2018	353,000	0	407	407	0
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.605	Maturity	07/19/2018	705,000	0	778	778	0
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.605	Maturity	07/23/2018	140,000	0	156	156	0
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.630	Maturity	08/06/2018	470,000	0	428	428	0

							$ 0	$3,287	$ 3,325	$(38)

TOTAL RETURN SWAPS ON INTEREST RATE INDICES

Counterparty	Pay/Receive(4)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
DUB	Receive	IOS.FN.650.67 Index	N/A	1-Month USD-LIBOR	Monthly	01/12/2038	$9,728	$0	$(27)	$0	$(27)
	Receive	IOS.FN.550.08 Index	N/A	1-Month USD-LIBOR	Monthly	01/12/2039	2,362	0	2	2	0
	Receive	IOS.FN.600.08 Index	N/A	1-Month USD-LIBOR	Monthly	01/12/2039	1,672	0	(4)	0	(4)
JPS	Receive	IOS.FN.600.08 Index	N/A	1-Month USD-LIBOR	Monthly	01/12/2039	7,346	0	(17)	0	(17)
SAL	Receive	IOS.FN.550.08 Index	N/A	1-Month USD-LIBOR	Monthly	01/12/2039	3,440	0	4	4	0
	Receive	IOS.FN.600.08 Index	N/A	1-Month USD-LIBOR	Monthly	01/12/2039	2,602	0	(6)	0	(6)

								$0	$(48)	$6	$(54)

Total Swap Agreements								$(14,814)	$16,847	$4,284	$(2,251)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	113

Schedule of Investments PIMCO Mortgage Opportunities Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
BOA	$0	$6	$0	$6	$(30)	$0	$(1,203)	$(1,233)	$(1,227)	$1,236	$9
BRC	0	0	99	99	0	0	(63)	(63)	36	0	36
CBK	163	5,400	0	5,563	0	0	0	0	5,563	(5,394)	169
DUB	0	0	2	2	0	(95)	(117)	(212)	(210)	0	(210)
FAR	0	0	0	0	0	(232)	0	(232)	(232)	0	(232)
FBF	464	1,041	467	1,972	(463)	(523)	0	(986)	986	(1,210)	(224)
GLM	0	994	0	994	(28)	0	0	(28)	966	(1,100)	(134)
GSC	0	0	0	0	0	(1,113)	0	(1,113)	(1,113)	0	(1,113)
GST	0	0	174	174	0	0	(26)	(26)	148	0	148
HUS	824	0	0	824	(824)	0	0	(824)	0	0	0
JPM	0	413	0	413	0	(609)	0	(609)	(196)	0	(196)
JPS	0	0	895	895	0	0	(18)	(18)	877	(930)	(53)
MSB	449	0	0	449	0	0	0	0	449	0	449
MYC	0	2,811	345	3,156	0	0	(93)	(93)	3,063	(3,404)	(341)
SAL	0	0	2,302	2,302	0	(249)	(731)	(980)	1,322	(1,207)	115
UAG	0	460	0	460	0	0	0	0	460	(780)	(320)

Total Over the Counter	$1,900	$11,125	$4,284	$17,309	$(1,345)	$(2,821)	$(2,251)	$(6,417)

(k)	Securities with an aggregate market value of $3,319 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$121	$121
Futures	0	0	0	0	88	88
Swap Agreements	0	0	0	0	34	34

	$0	$0	$0	$0	$243	$243

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,900	$0	$1,900
Purchased Options	0	0	0	0	11,125	11,125
Swap Agreements	0	953	0	0	3,331	4,284

	$0	$953	$0	$1,900	$14,456	$17,309

	$0	$953	$0	$1,900	$14,699	$17,552

114	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2018

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$2,188	$2,188

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,345	$0	$1,345
Written Options	0	0	0	0	2,821	2,821
Swap Agreements	0	2,159	0	0	92	2,251

	$0	$2,159	$0	$1,345	$2,913	$6,417

	$0	$2,159	$0	$1,345	$5,101	$8,605

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(11)	$(11)
Futures	0	0	0	0	(1,054)	(1,054)
Swap Agreements	0	0	0	0	388	388

	$0	$0	$0	$0	$(677)	$(677)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(19,555)	$0	$(19,555)
Purchased Options	0	0	0	0	(12,443)	(12,443)
Written Options	0	0	0	0	13,641	13,641
Swap Agreements	0	(1,643)	0	0	(4,299)	(5,942)

	$0	$(1,643)	$0	$(19,555)	$(3,101)	$(24,299)

	$0	$(1,643)	$0	$(19,555)	$(3,778)	$(24,976)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$63	$63
Futures	0	0	0	0	293	293
Swap Agreements	0	0	0	0	14,914	14,914

	$0	$0	$0	$0	$15,270	$15,270

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$826	$0	$826
Purchased Options	0	0	0	0	2,745	2,745
Written Options	0	0	0	0	(1,395)	(1,395)
Swap Agreements	0	7,678	0	0	3,312	10,990

	$0	$7,678	$0	$826	$4,662	$13,166

	$0	$7,678	$0	$826	$19,932	$28,436

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$27,441	$0	$27,441
U.S. Government Agencies	0	3,640,608	24,865	3,665,473
U.S. Treasury Obligations	0	1,217,654	0	1,217,654
Non-Agency Mortgage-Backed Securities	0	891,996	56,660	948,656
Asset-Backed Securities	0	1,160,612	38,685	1,199,297

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Short-Term Instruments
Repurchase Agreements	$0	$63,707	$0	$63,707
U.S. Treasury Bills	0	10,268	0	10,268

	$0	$7,012,286	$120,210	$7,132,496

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$342,528	$0	$0	$342,528

Total Investments	$342,528	$7,012,286	$120,210	$7,475,024

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	115

Schedule of Investments PIMCO Mortgage Opportunities Fund (Cont.)

March 31, 2018

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(1,355,148)	0	(1,355,148)
U.S. Treasury Obligations	0	(158,516)	0	(158,516)

	$0	$(1,513,664)	$0	$(1,513,664)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$88	$155	$0	$243
Over the counter	0	17,309	0	17,309

	$88	$17,464	$0	$17,552

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(2,188)	$0	$(2,188)
Over the counter	0	(6,417)	0	(6,417)

	$0	$(8,605)	$0	$(8,605)

Total Financial Derivative Instruments	$88	$8,859	$0	$8,947

Totals	$342,616	$5,507,481	$120,210	$5,970,307

There were no significant transfers among Levels 1 and 2 during the period ended March 31, 2018.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2018:

Category and Subcategory	Beginning Balance at 03/31/2017	Net Purchases(1)	Net Sales(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2018	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2018(2)
Investments in Securities, at Value
U.S. Government Agencies	$0	$24,519	$0	$9	$0	$337	$0	$0	$24,865	$337
Non-Agency Mortgage-Backed Securities	48,684	12,514	(5,677)	91	444	604	0	0	56,660	745
Asset-Backed Securities	1,800	38,756	(1,921)	0	0	50	0	0	38,685	50

	$50,484	$75,789	$(7,598)	$100	$444	$991	$0	$0	$120,210	$1,132

Financial Derivative Instruments - Liabilities
Over the counter	$(3)	$0	$(10)	$0	$10	$3	$0	$0	$0	$0

Totals	$50,481	$75,789	$(7,608)	$100	$454	$994	$0	$0	$120,210	$1,132

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2018	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
U.S. Government Agencies	$24,865	Proxy Pricing	Base Price	79.984-88.849
Non-Agency Mortgage-Backed Securities	25,279	Proxy Pricing	Base Price	97.176-97.430
	31,381	Third Party Vendor	Broker Quote	90.500
Asset-Backed Securities	28,133	Proxy Pricing	Base Price	99.953
	10,552	Third Party Vendor	Broker Quote	100.031

Total	$120,210

(1)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2018 may be due to an investment no longer held or categorized as Level 3 at period end.

116	PIMCO BOND FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund II

March 31, 2018

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 138.7%

CORPORATE BONDS & NOTES 35.9%

BANKING & FINANCE 16.1%
Air Lease Corp.
2.125% due 01/15/2020	$1,200	$1,179
Alexandria Real Estate Equities, Inc.
3.950% due 01/15/2027	1,500	1,470
American Tower Corp.
2.800% due 06/01/2020	200	199
3.375% due 10/15/2026	1,000	942
3.400% due 02/15/2019	1,500	1,506
3.450% due 09/15/2021	1,200	1,203
5.050% due 09/01/2020	1,200	1,249
Aviation Capital Group LLC
7.125% due 10/15/2020	1,200	1,310
Bank of America Corp.
2.881% due 04/24/2023 •	1,800	1,764
2.958% due 10/01/2021 ~	1,800	1,805
3.550% due 03/05/2024 •	1,500	1,505
BGC Partners, Inc.
5.125% due 05/27/2021	1,500	1,538
Brandywine Operating Partnership LP
3.950% due 11/15/2027	1,500	1,457
Capital One N.A.
3.035% (US0003M + 1.150%) due 08/17/2018 ~	1,500	1,504
Citigroup, Inc.
2.705% (US0003M + 0.960%) due 04/25/2022 ~	1,800	1,811
Compass Bank
2.750% due 09/29/2019	1,200	1,194
Crown Castle International Corp.
3.400% due 02/15/2021	1,200	1,205
Duke Realty LP
3.250% due 06/30/2026	1,900	1,824
EPR Properties
4.500% due 04/01/2025	1,500	1,499
Ford Motor Credit Co. LLC
2.597% due 11/04/2019	1,200	1,191
2.875% due 10/01/2018	400	400
3.157% due 08/04/2020	1,200	1,194
3.284% (US0003M + 1.580%) due 01/08/2019 ~	1,500	1,513
8.125% due 01/15/2020	1,200	1,300
General Motors Financial Co., Inc.
3.068% (US0003M + 1.360%) due 04/10/2018 ~	1,104	1,104
3.150% due 01/15/2020	2,000	2,000
3.200% due 07/13/2020	2,200	2,196
Goldman Sachs Group, Inc.
2.876% due 10/31/2022 •	1,300	1,273
2.904% (US0003M + 1.160%) due 04/23/2020 ~	1,400	1,420
3.200% due 02/23/2023	1,500	1,479
7.500% due 02/15/2019	1,557	1,620
International Lease Finance Corp.
7.125% due 09/01/2018	1,500	1,525
JPMorgan Chase & Co.
2.295% (US0003M + 0.550%) due 04/25/2018 ~	1,100	1,100
2.400% due 06/07/2021	1,200	1,173
3.486% (US0003M + 1.480%) due 03/01/2021 ~	2,000	2,058
4.350% due 08/15/2021	200	207
JPMorgan Chase Bank N.A.
2.070% due 02/13/2020 ~	1,800	1,800
Kilroy Realty LP
4.375% due 10/01/2025	1,500	1,521
Kimco Realty Corp.
2.700% due 03/01/2024	1,800	1,696
Metropolitan Life Global Funding
2.300% due 04/10/2019	1,500	1,493
3.450% due 12/18/2026	1,700	1,661

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Mid-America Apartments LP
3.600% due 06/01/2027	$1,800	$1,744
3.750% due 06/15/2024	1,750	1,739
Morgan Stanley
2.500% due 04/21/2021	2,000	1,960
2.925% (US0003M + 1.180%) due 01/20/2022 ~	2,300	2,329
3.125% due 07/27/2026	1,100	1,041
Nasdaq, Inc.
2.638% due 03/22/2019 ~	1,800	1,802
National Retail Properties, Inc.
3.500% due 10/15/2027	1,500	1,426
Nissan Motor Acceptance Corp.
2.000% due 03/08/2019	600	596
2.350% due 03/04/2019	556	555
Omega Healthcare Investors, Inc.
4.500% due 01/15/2025	1,800	1,762
Private Export Funding Corp.
2.100% due 12/19/2019	4,200	4,185
Raymond James Financial, Inc.
3.625% due 09/15/2026	2,200	2,159
Realty Income Corp.
3.650% due 01/15/2028	1,800	1,749
3.875% due 04/15/2025 (b)	1,500	1,497
Santander Holdings USA, Inc.
2.700% due 05/24/2019	1,459	1,456
Simon Property Group LP
2.750% due 06/01/2023	2,500	2,425
UDR, Inc.
3.500% due 01/15/2028	1,600	1,532
Washington Prime Group LP
5.950% due 08/15/2024	3,400	3,245
WEA Finance LLC
3.250% due 10/05/2020	1,600	1,603
Wells Fargo & Co.
2.500% due 03/04/2021	1,900	1,866
5.895% (US0003M + 3.770%) due 06/15/2018 ~(c)	3,659	3,716
WP Carey, Inc.
4.250% due 10/01/2026	1,780	1,756

		99,231

INDUSTRIALS 16.2%
AbbVie, Inc.
3.200% due 11/06/2022	900	889
Allergan Sales LLC
5.000% due 12/15/2021	1,000	1,044
Allergan, Inc.
3.375% due 09/15/2020	1,200	1,201
Altria Group, Inc.
9.250% due 08/06/2019	1,500	1,626
Amazon.com, Inc.
3.150% due 08/22/2027	300	290
American Airlines Pass-Through Trust
4.000% due 01/15/2027	1,938	1,946
Andeavor Logistics LP
5.500% due 10/15/2019	1,700	1,752
Anheuser-Busch InBev Finance, Inc.
1.900% due 02/01/2019	2,100	2,094
2.650% due 02/01/2021	2,300	2,283
Anheuser-Busch InBev Worldwide, Inc.
2.500% due 07/15/2022	3,100	3,013
Apple, Inc.
2.037% (US0003M + 0.250%) due 05/03/2018 ~	1,500	1,500
2.150% due 02/09/2022	1,500	1,460
Baxalta, Inc.
2.875% due 06/23/2020	1,700	1,689
Campbell Soup Co.
3.950% due 03/15/2025	1,600	1,594
4.150% due 03/15/2028	1,600	1,586

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CenterPoint Energy Resources Corp.
3.550% due 04/01/2023	$1,500	$1,506
Charter Communications Operating LLC
3.579% due 07/23/2020	1,200	1,204
4.464% due 07/23/2022	1,500	1,534
CNH Industrial Capital LLC
3.875% due 10/15/2021	1,000	1,002
4.375% due 11/06/2020	1,500	1,536
4.875% due 04/01/2021	700	722
CVS Health Corp.
1.900% due 07/20/2018	1,500	1,497
2.750% due 12/01/2022	2,000	1,927
3.125% due 03/09/2020	1,500	1,504
D.R. Horton, Inc.
4.000% due 02/15/2020	1,200	1,221
Daimler Finance North America LLC
1.750% due 10/30/2019	1,500	1,473
2.241% due 02/12/2021 ~	3,100	3,102
2.250% due 03/02/2020	1,500	1,477
eBay, Inc.
2.200% due 08/01/2019	1,200	1,190
Ecolab, Inc.
4.350% due 12/08/2021	1,812	1,895
Energy Transfer LP
4.150% due 10/01/2020	1,400	1,420
Entergy Louisiana LLC
5.400% due 11/01/2024	1,500	1,663
ERAC USA Finance LLC
2.350% due 10/15/2019	1,500	1,485
Fresenius U.S. Finance, Inc.
4.250% due 02/01/2021	1,100	1,121
General Electric Co.
5.000% due 01/21/2021 •(c)	1,100	1,090
5.550% due 05/04/2020	700	733
Georgia-Pacific LLC
2.539% due 11/15/2019	1,500	1,491
HCA, Inc.
3.750% due 03/15/2019	1,500	1,509
6.500% due 02/15/2020	600	631
Humana, Inc.
2.900% due 12/15/2022	1,500	1,468
Kinder Morgan Energy Partners LP
6.850% due 02/15/2020	1,400	1,488
Komatsu Finance America, Inc.
2.118% due 09/11/2020	200	196
2.437% due 09/11/2022	1,400	1,353
Kraft Heinz Foods Co.
2.000% due 07/02/2018	1,862	1,860
5.375% due 02/10/2020	1,200	1,250
Medtronic, Inc.
2.500% due 03/15/2020	1,200	1,194
Merck & Co., Inc.
2.350% due 02/10/2022	2,100	2,059
2.750% due 02/10/2025	2,000	1,928
Moody’s Corp.
2.625% due 01/15/2023	1,500	1,449
Norfolk Southern Corp.
3.850% due 01/15/2024	1,900	1,947
Philip Morris International, Inc.
2.375% due 08/17/2022	1,900	1,831
Pioneer Natural Resources Co.
7.500% due 01/15/2020	900	969
Reynolds American, Inc.
6.875% due 05/01/2020	1,000	1,073
Rockwell Collins, Inc.
2.800% due 03/15/2022	800	780
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021	700	736
SBA Tower Trust
2.877% due 07/10/2046	1,900	1,881
Scripps Networks Interactive, Inc.
2.750% due 11/15/2019	1,300	1,291
2.800% due 06/15/2020	1,400	1,383

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	117

Schedule of Investments PIMCO Total Return Fund II (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Southern Co.
2.350% due 07/01/2021	$2,300	$2,230
Sprint Spectrum Co. LLC
4.738% due 09/20/2029	1,400	1,410
5.152% due 09/20/2029	900	907
Tech Data Corp.
3.700% due 02/15/2022	700	695
Textron, Inc.
2.361% due 11/10/2020 ~	1,500	1,499
Time Warner Cable LLC
4.125% due 02/15/2021	2,036	2,059
Volkswagen Group of America Finance LLC
1.650% due 05/22/2018	1,600	1,598
2.125% due 05/23/2019	1,100	1,093
Wynn Las Vegas LLC
5.500% due 03/01/2025	1,500	1,511
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020	2,400	2,375

		99,413

UTILITIES 3.6%
AT&T, Inc.
2.300% due 03/11/2019	2,000	1,993
2.372% (US0003M + 0.650%) due 01/15/2020 ~	600	602
Avangrid, Inc.
3.150% due 12/01/2024	1,500	1,458
Duke Energy Corp.
3.050% due 08/15/2022	2,500	2,465
Duquesne Light Holdings, Inc.
6.400% due 09/15/2020	1,300	1,392
Exelon Corp.
5.150% due 12/01/2020	600	625
IPALCO Enterprises, Inc.
3.450% due 07/15/2020	1,500	1,508
MidAmerican Energy Co.
3.100% due 05/01/2027	1,500	1,458
NextEra Energy Capital Holdings, Inc.
2.400% due 09/15/2019	1,500	1,489
3.550% due 05/01/2027	1,500	1,459
Plains All American Pipeline LP
2.600% due 12/15/2019	2,000	1,975
Southern Power Co.
1.950% due 12/15/2019	1,200	1,179
Southwestern Electric Power Co.
3.550% due 02/15/2022	1,225	1,246
Verizon Communications, Inc.
3.376% due 02/15/2025	3,112	3,062

		21,911

Total Corporate Bonds & Notes (Cost $222,817)		220,555

MUNICIPAL BONDS & NOTES 0.8%

CALIFORNIA 0.0%
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	200	221

FLORIDA 0.0%
Miami, Florida Revenue Bonds, Series 1989
8.650% due 07/01/2019	40	42

ILLINOIS 0.4%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.300% due 12/01/2021	110	117

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Chicago, Illinois General Obligation Bonds, Series 2017
7.045% due 01/01/2029	$2,300	$2,483

		2,600

IOWA 0.1%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	365	371

MASSACHUSETTS 0.0%
Commonwealth of Massachusetts General Obligation Bonds, (BABs), Series 2010
4.200% due 12/01/2021	100	104

PENNSYLVANIA 0.2%
Pennsylvania Higher Education Assistance Agency Revenue Bonds, Series 2009
0.000% due 07/25/2029 ~	1,276	1,280

SOUTH CAROLINA 0.1%
South Carolina Student Loan Corp. Revenue Bonds, Series 2005
2.146% due 12/01/2023 ~	460	458

Total Municipal Bonds & Notes (Cost $4,862)		5,076

U.S. GOVERNMENT AGENCIES 60.1%
Fannie Mae
1.932% (LIBOR01M + 0.060%) due 12/25/2036 ~	178	175
2.025% (LIBOR01M + 0.450%) due 09/25/2046 ~	1,280	1,281
2.297% (LIBOR01M + 0.425%) due 10/25/2022 ~	9	9
2.310% due 08/01/2022	500	489
2.322% (LIBOR01M + 0.450%) due 05/25/2023 ~	9	9
2.372% (LIBOR01M + 0.500%) due 02/25/2022 ~	2	2
2.401% (12MTA + 1.200%) due 07/01/2044 ~	103	105
2.422% (LIBOR01M + 0.550%) due 01/25/2022 ~	2	2
2.472% (LIBOR01M + 0.600%) due 08/25/2022 ~	5	5
2.502% (LIBOR01M + 0.630%) due 05/25/2040 ~	1,308	1,324
2.572% (LIBOR01M + 0.700%) due 04/25/2022 - 09/25/2022 ~	5	5
3.187% (US0012M + 1.433%) due 01/01/2035 ~	159	165
3.330% due 11/01/2021	265	269
3.465% due 05/25/2035 ~	101	106
3.486% (US0012M + 1.736%) due 09/01/2035 ~	27	28
3.500% due 01/01/2026	48	49
3.528% (US0012M + 1.731%) due 05/01/2038 ~	1,167	1,230
3.668% (US0012M + 1.835%) due 04/01/2041 ~	39	41
3.980% due 07/01/2021	38,300	39,540
4.000% due 08/01/2025 - 12/01/2041	817	843
4.500% due 09/01/2018 - 10/01/2042	4,323	4,546
5.000% due 12/01/2021	7	7
5.436% due 12/25/2042 ~	300	316
5.500% due 03/01/2022 - 02/01/2040	3,054	3,324
6.000% due 04/01/2023 - 01/01/2039	2,425	2,730
6.500% due 11/01/2021 - 06/25/2044	129	144
8.000% due 10/01/2030	1	1
9.250% due 07/25/2019	2	3

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Fannie Mae, TBA
3.000% due 05/01/2033 - 05/01/2048	$51,000	$49,826
3.500% due 05/01/2033 - 06/01/2048	146,000	147,389
Freddie Mac
1.714% due 02/15/2038 ~(a)	7,142	472
2.263% (12MTA + 1.200%) due 02/25/2045 ~	138	139
2.527% (LIBOR01M + 0.750%) due 08/15/2036 ~	985	999
3.420% (H15T1Y + 2.045%) due 02/01/2023 ~	10	10
3.449% (H15T1Y + 2.250%) due 12/01/2022 ~	63	64
3.493% (H15T1Y + 2.408%) due 07/01/2030 ~	16	16
4.000% due 04/01/2024 - 03/01/2044	2,174	2,246
4.500% due 02/01/2029 - 12/01/2040	870	917
5.000% due 12/01/2039 - 07/01/2040	93	101
5.500% due 12/01/2036 - 07/01/2039	1,009	1,108
6.000% due 11/01/2029 - 09/01/2038	3,251	3,636
7.000% due 07/15/2022	130	137
7.500% due 01/15/2023	323	344
8.000% due 11/01/2025 - 06/15/2030	236	275
9.000% due 12/15/2020	6	7
Freddie Mac, TBA
3.500% due 05/14/2048	10,000	10,003
4.000% due 05/14/2048	52,000	53,265
4.500% due 05/14/2048	4,000	4,180
Ginnie Mae
2.022% (US0001M + 0.460%) due 06/20/2065 ~	3,638	3,644
2.035% (US0001M + 0.460%) due 02/20/2067 ~	1,347	1,349
2.064% (LIBOR01M + 0.400%) due 11/20/2045 ~	1,040	1,038
2.090% (US0001M + 0.515%) due 10/20/2062 ~	3,326	3,339
2.175% (US0001M + 0.600%) due 07/20/2065 - 10/20/2065 ~	5,502	5,525
2.186% (LIBOR01M + 0.400%) due 06/16/2031 ~	14	14
2.325% (US0001M + 0.750%) due 08/20/2066 ~	1,881	1,902
2.375% (H15T1Y + 1.500%) due 01/20/2024 - 02/20/2027 ~	271	277
2.375% (US0001M + 0.800%) due 05/20/2066 - 07/20/2066 ~	5,991	6,070
2.386% (LIBOR01M + 0.600%) due 02/16/2030 ~	18	18
2.495% (US0001M + 0.920%) due 07/20/2065 ~	3,258	3,314
2.625% (H15T1Y + 1.500%) due 06/20/2023 - 06/20/2027 ~	149	154
2.710% due 11/20/2067 ~	1,804	1,864
2.750% (H15T1Y + 1.500%) due 09/20/2024 - 07/20/2030 ~	393	405
3.125% (H15T1Y + 1.500%) due 12/20/2029 ~	179	185
5.000% due 07/15/2034 - 07/15/2047	5,274	5,619
6.000% due 01/15/2024	1	1
7.500% due 03/15/2024 - 09/15/2025	2	2
8.000% due 01/15/2022 - 08/15/2024	6	8
9.500% due 01/20/2019 - 12/15/2021	1	1
Ginnie Mae, TBA
4.000% due 04/01/2048 - 04/19/2048	3,000	3,084

Total U.S. Government Agencies (Cost $366,605)		369,695

118	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 14.9%
U.S. Treasury Bonds
2.750% due 08/15/2042 (e)(g)	$1,200	$1,157
2.750% due 11/15/2042 (e)	6,300	6,070
2.875% due 05/15/2043 (e)	9,000	8,856
3.125% due 02/15/2043 (e)	4,000	4,116
3.125% due 08/15/2044 (e)	12,200	12,540
3.375% due 05/15/2044 (e)	16,200	17,391
3.625% due 08/15/2043 (e)	3,500	3,911
3.750% due 11/15/2043 (e)	2,600	2,965
4.250% due 05/15/2039 (e)	600	729
4.500% due 08/15/2039 (e)	700	879
4.625% due 02/15/2040 (e)	1,600	2,044
U.S. Treasury Notes
1.875% due 07/31/2022 (e)(g)	2,300	2,238
1.875% due 08/31/2022 (e)(g)	4,900	4,765
2.000% due 10/31/2022	500	488
2.125% due 09/30/2024 (e)	14,200	13,735
2.250% due 01/31/2024 (e)	1,000	979
2.250% due 08/15/2027	200	192
2.375% due 05/15/2027 (e)	9,200	8,921

Total U.S. Treasury Obligations (Cost $94,258)		91,976

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.7%
American Home Mortgage Investment Trust
4.211% (US0006M + 2.000%) due 02/25/2045 ~	421	431
Banc of America Funding Trust
3.608% due 05/25/2035 ~	460	483
Barclays Commercial Real Estate Trust
3.966% due 08/10/2033	4,600	4,617
BCAP LLC Trust
1.831% (US0001M + 0.225%) due 01/26/2036 ~	1,141	1,120
Bear Stearns Adjustable Rate Mortgage Trust
3.741% due 01/25/2035 ~	1,278	1,275
3.827% due 04/25/2033 ~	174	176
3.968% due 02/25/2036 ^~	504	493
Bear Stearns ALT-A Trust
3.589% due 09/25/2035 ~	227	203
3.688% due 05/25/2035 ~	1,524	1,538
Bear Stearns Mortgage Funding Trust
2.062% (US0001M + 0.190%) due 01/25/2037 ~	6,005	5,686
Citigroup Mortgage Loan Trust
3.630% (H15T1Y + 2.400%) due 10/25/2035 ~	155	157
Citigroup Mortgage Loan Trust, Inc.
3.180% (H15T1Y + 2.150%) due 09/25/2035 ~	501	508
Countrywide Alternative Loan Trust
2.052% (US0001M + 0.180%) due 05/25/2047 ~	1,071	1,046
Countrywide Home Loan Mortgage Pass-Through Trust
3.462% (US0012M + 1.750%) due 02/20/2036 ^~	268	239
3.520% due 02/20/2035 ~	10	10
Credit Suisse First Boston Mortgage Securities Corp.
3.279% due 09/25/2033 ~	2,757	2,822
5.119% due 06/25/2032 ~	49	48
Credit Suisse Mortgage Capital Certificates
3.419% due 01/27/2036 ~	699	706
GS Mortgage Securities Trust
1.968% due 11/10/2045 ~(a)	888	66
HomeBanc Mortgage Trust
2.122% (US0001M + 0.250%) due 03/25/2035 ~	3,497	3,126
2.142% (US0001M + 0.270%) due 10/25/2035 ~	2,355	2,354
IndyMac Adjustable Rate Mortgage Trust
2.779% due 01/25/2032 ~	11	11
IndyMac Mortgage Loan Trust
3.416% due 11/25/2035 ^~	1,170	1,087

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JPMBB Commercial Mortgage Securities Trust
3.358% due 11/15/2048	$3,200	$3,219
JPMorgan Chase Commercial Mortgage Securities Re-REMIC Trust
3.227% (LIBOR01M + 1.450%) due 01/15/2033 ~	423	424
JPMorgan Mortgage Trust
3.536% due 07/25/2035 ~	739	743
Morgan Stanley Bank of America Merrill Lynch Trust
3.557% due 12/15/2047	1,700	1,734
Morgan Stanley Capital Trust
3.436% due 12/15/2049	2,200	2,217
3.446% due 07/13/2029 ~	2,000	1,999
Morgan Stanley Mortgage Loan Trust
3.304% due 06/25/2036 ~	3,685	3,787
Nomura Resecuritization Trust
1.821% (US0001M + 0.200%) due 12/26/2035 ~	2,666	2,646
Prime Mortgage Trust
2.272% (US0001M + 0.400%) due 02/25/2034 ~	104	100
RBSSP Resecuritization Trust
1.871% (US0001M + 0.250%) due 02/26/2037 ~	1,637	1,602
3.581% due 12/25/2035 ~	1,812	1,855
Residential Funding Mortgage Securities, Inc. Trust
4.514% due 02/25/2036 ^~	222	203
Sequoia Mortgage Trust
2.448% (US0001M + 0.640%) due 04/19/2027 ~	736	701
Structured Asset Mortgage Investments Trust
2.468% (US0001M + 0.660%) due 09/19/2032 ~	113	111
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
5.449% due 07/25/2034 ~	6,574	6,724
Tharaldson Hotel Portfolio Trust
2.490% due 11/11/2034 ~	1,000	1,002
WaMu Mortgage Pass-Through Certificates Trust
2.162% (US0001M + 0.290%) due 10/25/2045 ~	304	305
2.483% (12MTA + 1.200%) due 11/25/2042 ~	126	121
Wells Fargo Mortgage-Backed Securities Trust
2.372% (US0001M + 0.500%) due 07/25/2037 ^~	134	121
3.478% due 12/25/2034 ~	725	740
3.750% due 01/25/2035 ~	10	10
3.755% due 03/25/2036 ~	812	825

Total Non-Agency Mortgage-Backed Securities (Cost $55,539)		59,391

ASSET-BACKED SECURITIES 12.4%
American Express Credit Account Master Trust
1.640% due 12/15/2021	4,600	4,556
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.322% (US0001M + 0.450%) due 01/25/2036 ~	4,137	4,139
Asset-Backed Securities Corp. Home Equity Loan Trust
3.022% (US0001M + 1.245%) due 08/15/2033 ~	2,288	2,304
B2R Mortgage Trust
2.567% due 06/15/2049	2,248	2,195
Bayview Opportunity Master Fund Trust
3.475% due 04/28/2032 ~	274	274
Capital One Multi-Asset Execution Trust
1.450% due 08/16/2021	1,500	1,494
2.227% (LIBOR01M + 0.450%) due 02/15/2022 ~	1,400	1,405
Discover Card Execution Note Trust
2.317% (LIBOR01M + 0.540%) due 09/15/2021 ~	1,500	1,506

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
DT Auto Owner Trust
1.560% due 06/15/2020	$241	$240
ECMC Group Student Loan Trust
2.533% due 02/27/2068 ~	1,500	1,501
EMC Mortgage Loan Trust
2.612% (US0001M + 0.740%) due 05/25/2040 ~	479	450
Exeter Automobile Receivables Trust
1.960% due 03/15/2021	634	632
First Investors Auto Owner Trust
1.690% due 04/15/2021	644	641
Flagship Credit Auto Trust
1.930% due 12/15/2021	1,212	1,208
Ford Credit Floorplan Master Owner Trust
1.550% due 07/15/2021	3,100	3,056
1.770% due 08/15/2020	1,500	1,496
Fremont Home Loan Trust
1.932% (US0001M + 0.060%) due 01/25/2037 ~	53	31
GM Financial Automobile Leasing Trust
1.670% due 09/20/2019	1,040	1,036
GMF Floorplan Owner Revolving Trust
2.241% due 03/15/2023 ~	1,800	1,801
Home Equity Asset Trust
2.772% (US0001M + 0.900%) due 11/25/2034 ~	1,430	1,447
Hyundai Auto Lease Securitization Trust
2.057% (US0001M + 0.280%) due 12/16/2019 ~	1,040	1,041
JPMorgan Mortgage Acquisition Corp.
2.052% (US0001M + 0.180%) due 03/25/2036 ~	392	393
MASTR Asset-Backed Securities Trust
2.562% (US0001M + 0.690%) due 03/25/2035 ~	3,700	3,709
Morgan Stanley IXIS Real Estate Capital Trust
1.922% (US0001M + 0.050%) due 11/25/2036 ~	16	8
Navient Student Loan Trust
2.172% (US0001M + 0.300%) due 07/26/2066 ~	1,093	1,094
Nelnet Student Loan Trust
2.030% (US0003M + 0.110%) due 08/23/2027 ~	1,584	1,580
2.525% (US0003M + 0.780%) due 07/27/2048 ~	449	454
2.744% (US0003M + 0.800%) due 11/25/2048 ~	278	281
3.225% (US0003M + 1.480%) due 04/25/2024 ~	1,499	1,509
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.622% (US0001M + 0.750%) due 07/25/2035 ~	518	520
3.117% (US0001M + 1.245%) due 01/25/2036 ~	600	605
Residential Asset Securities Corp. Trust
2.142% (US0001M + 0.270%) due 04/25/2036 ~	4,649	4,658
Santander Drive Auto Receivables Trust
1.490% due 02/18/2020	426	425
Santander Retail Auto Lease Trust
1.956% due 10/20/2020 «~	1,500	1,500
2.710% due 10/20/2020 «	1,500	1,500
Securitized Asset-Backed Receivables LLC Trust
1.932% (US0001M + 0.060%) due 12/25/2036 ^~	683	254
SLC Student Loan Trust
2.225% (US0003M + 0.100%) due 09/15/2026 ~	1,224	1,222
SLM Private Education Loan Trust
1.850% due 06/17/2030	1,463	1,453
SLM Student Loan Trust
1.895% (US0003M + 0.150%) due 10/25/2029 ~	1,274	1,268

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	119

Schedule of Investments PIMCO Total Return Fund II (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.295% (US0003M + 0.550%) due 04/27/2026 ~	$1,198	$1,202
2.295% (US0003M + 0.550%) due 10/25/2064 ~	1,500	1,490
2.341% (EUR003M + 0.600%) due 01/25/2041 ~	1,500	1,505
SMB Private Education Loan Trust
1.930% due 03/16/2026 «~	2,100	2,100
SoFi Consumer Loan Program LLC
2.140% due 09/25/2026	968	963
3.050% due 12/26/2025	1,136	1,136
SoFi Professional Loan Program LLC
2.390% due 02/25/2042	4,832	4,811
SpringCastle America Funding LLC
3.050% due 04/25/2029	1,178	1,178
Structured Asset Investment Loan Trust
2.772% (US0001M + 0.900%) due 09/25/2034 ~	1,036	1,036
2.997% (US0001M + 1.125%) due 07/25/2033 ~	2,042	2,045
VOLT LLC
3.500% due 03/25/2047	1,216	1,217
Westlake Automobile Receivables Trust
1.780% due 04/15/2020	665	664
2.240% due 12/15/2020	1,800	1,794

Total Asset-Backed Securities (Cost $74,722)		76,027

	SHARES
PREFERRED SECURITIES 0.8%

BANKING & FINANCE 0.8%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (c)(d)	4,000	4,700

Total Preferred Securities (Cost $4,120)		4,700

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 4.1%

COMMERCIAL PAPER 3.4%
Berkshire Hathaway Energy Co.
2.400% due 04/26/2018	$1,500	$1,497
Dominion Gas Holdings LLC
2.060% due 04/09/2018	1,500	1,499
2.150% due 04/16/2018	1,800	1,798
Dominion Resources, Inc.
2.210% due 04/16/2018	1,500	1,498
Enbridge Energy Partners LP
2.520% due 04/10/2018	1,500	1,499
Kraft Food Group, Inc.
2.000% due 04/02/2018	1,500	1,500
Mondelez International, Inc.
2.080% due 04/06/2018	2,100	2,099
Schlumberger Holdings
2.510% due 06/20/2018	1,800	1,790
Sempra Energy Holdings
2.500% due 05/09/2018	1,500	1,496
Spectra Energy Partners LP
2.300% due 04/12/2018	1,500	1,499
2.500% due 05/07/2018	1,500	1,496
WEC Energy Group, Inc.
2.200% due 04/03/2018	1,800	1,800
2.250% due 04/05/2018	1,500	1,500

		20,971

SHORT-TERM NOTES 0.7%
Capital Auto Receivables Asset Trust
2.100% due 03/20/2019	3,000	3,000

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Santander Retail Auto Lease Trust
2.200% due 03/20/2019 «	$1,500	$1,500

		4,500

Total Short-Term Instruments (Cost $25,474)		25,471

Total Investments in Securities (Cost $848,397)		852,891

	SHARES
INVESTMENTS IN AFFILIATES 17.7%

SHORT-TERM INSTRUMENTS 17.7%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 17.7%
PIMCO Short Asset Portfolio	4,885,247	48,862
PIMCO Short-Term Floating NAV Portfolio III	6,056,338	59,855

Total Short-Term Instruments (Cost $108,721)		108,717

Total Investments in Affiliates (Cost $108,721)		108,717

Total Investments 156.4% (Cost $957,118)		$961,608

Financial Derivative Instruments (f)(h) (0.0)% (Cost or Premiums, net $1,813)		(45)

Other Assets and Liabilities, net (56.4)%		(346,641)

Net Assets 100.0%		$614,922

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	Interest only security.
(b)	When-issued security.
(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(d)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Farm Credit Bank of Texas	10.000%	12/15/2020	09/30/2010	$ 4,120	$4,700	0.76%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BOM	1.810%	03/08/2018	04/09/2018	$(8,411)	$(8,421)
	1.920	03/23/2018	04/23/2018	(10,906)	(10,912)
BOS	2.040	03/21/2018	04/04/2018	(13,634)	(13,644)
	2.200	03/26/2018	04/02/2018	(18,890)	(18,898)

120	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2018

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
DEU	2.050%	03/26/2018	04/02/2018	$(5,887)	$(5,889)
GRE	1.740	03/01/2018	04/12/2018	(3,378)	(3,383)
	1.790	03/06/2018	04/06/2018	(2,906)	(2,910)
	1.820	03/12/2018	04/12/2018	(14,630)	(14,645)
	2.200	03/28/2018	04/04/2018	(2,960)	(2,961)

Total Reverse Repurchase Agreements					$(81,663)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions
BCY	2.100%	03/26/2018	04/02/2018	$(4,666)	$(4,666)
GSC	2.080	03/26/2018	04/03/2018	(875)	(875)

Total Sale-Buyback Transactions					$(5,541)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.7)%
Fannie Mae, TBA	6.000%	04/01/2048	$4,000	$(4,445)	$(4,452)

Total Short Sales (0.7)%				$(4,445)	$(4,452)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOM	$0	$(19,333)	$0	$(19,333)	$19,467	$134
BOS	0	(32,542)	0	(32,542)	32,525	(17)
DEU	0	(5,889)	0	(5,889)	5,956	67
GRE	0	(23,899)	0	(23,899)	23,891	(8)

Master Securities Forward Transaction Agreement
BCY	0	0	(4,666)	(4,666)	4,654	(12)
GSC	0	0	(875)	(875)	873	(2)

Total Borrowings and Other Financing Transactions	$0	$(81,663)	$(5,541)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(81,663)	$0	$0	$(81,663)

Total	$0	$(81,663)	$0	$0	$(81,663)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(5,541)	0	0	(5,541)

Total	$0	$(5,541)	$0	$0	$(5,541)

Total Borrowings	$0	$(87,204)	$0	$0	$(87,204)

Payable for reverse repurchase agreements and sale-buyback financing transactions					$(87,204)

(e)	Securities with an aggregate market value of $87,978 have been pledged as collateral under the terms of the above master agreements as of March 31, 2018.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	121

Schedule of Investments PIMCO Total Return Fund II (Cont.)

(1)

The average amount of borrowings outstanding during the period ended March 31, 2018 was $(28,024) at a weighted average interest rate of 1.291%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note June 2018 Futures	$106.500	05/25/2018	48	$48	$0	$0
Put - CBOT U.S. Treasury 5-Year Note June 2018 Futures	107.250	05/25/2018	259	259	2	2
Put - CBOT U.S. Treasury 5-Year Note June 2018 Futures	107.750	05/25/2018	59	59	1	1
Put - CBOT U.S. Treasury 10-Year Note June 2018 Futures	108.000	05/25/2018	181	181	1	0
Put - CBOT U.S. Treasury 10-Year Note June 2018 Futures	109.000	05/25/2018	213	213	2	0
Put - CBOT U.S. Treasury 10-Year Note June 2018 Futures	110.500	05/25/2018	81	81	1	0
Put - CBOT U.S. Treasury 10-Year Note June 2018 Futures	111.000	05/25/2018	2	2	0	0
Put - CBOT U.S. Treasury 10-Year Note June 2018 Futures	111.500	05/25/2018	119	119	1	0

Total Purchased Options					$8	$3

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note May 2018 Futures	$120.000	04/20/2018	79	$79	$(17)	$(7)
Put - CBOT U.S. Treasury 10-Year Note May 2018 Futures	120.500	04/20/2018	32	32	(7)	(7)

Total Written Options					$(24)	$(14)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury 5-Year Note June Futures	06/2018	791	$	90,539	$372	$87	$0
U.S. Treasury 10-Year Note June Futures	06/2018	547		66,264	593	128	0

					$965	$215	$0

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar June Futures	06/2019	159	$	(38,687)	$258	$4	$0
90-Day Eurodollar June Futures	06/2020	23		(5,589)	(5)	0	0
90-Day Eurodollar September Futures	09/2020	26		(6,317)	(7)	0	0
U.S. Treasury 30-Year Bond June Futures	06/2018	245		(35,923)	(984)	0	(184)

					$(738)	$4	$(184)

Total Futures Contracts					$227	$219	$(184)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
Simon Property Group LP	1.000%	Quarterly	06/20/2022	0.551%	$	1,100	$18	$2	$20	$0	$(1)

122	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2018

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.IG-28 5-Year Index	1.000%	Quarterly	06/20/2022	$22,800	$488	$(62)	$426	$19	$0
CDX.IG-29 5-Year Index	1.000	Quarterly	12/20/2022	11,000	225	(17)	208	10	0
CDX.IG-30 5-Year Index	1.000	Quarterly	06/20/2023	66,200	1,152	(36)	1,116	65	0

					$1,865	$(115)	$1,750	$94	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	Semi-Annual	12/16/2019	$32,800	$(136)	$263	$127	$6	$0
Receive(5)	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028	10,900	583	(65)	518	0	(23)

						$447	$198	$645	$6	$(23)

Total Swap Agreements						$2,330	$85	$2,415	$100	$(24)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$3	$219	$100	$322	$(14)	$(184)	$(24)	$(222)

(g)	Securities with an aggregate market value of $3,000 and cash of $1,188 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

PURCHASED OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
JPM	Put - OTC CDX.IG-29 5-Year Index	Buy	1.300%	05/16/2018	$4,000	$1	$1
	Put - OTC CDX.IG-30 5-Year Index	Buy	1.600	06/20/2018	4,000	1	1

						$2	$2

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	123

Schedule of Investments PIMCO Total Return Fund II (Cont.)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.945%	12/09/2019	$ 2,000	$96	$126
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.945	12/11/2019	2,500	118	158
GLM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.940	08/20/2018	1,500	146	40
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.943	12/12/2019	500	24	32
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.905	08/20/2018	1,400	140	42

							$ 524	$398

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
JPM	Put - OTC Fannie Mae, TBA 3.500% due 05/01/2048	$	69.000	05/07/2018	$	19,000	$1	$0

Total Purchased Options							$527	$400

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-29 5-Year Index	Sell	0.800%	04/18/2018	$3,200	$(4)	$(1)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018	700	(1)	(1)
BPS	Put - OTC CDX.IG-30 5-Year Index	Sell	0.800	06/20/2018	5,200	(9)	(9)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018	1,400	(2)	(2)
CBK	Put - OTC CDX.IG-29 5-Year Index	Sell	0.850	04/18/2018	2,900	(3)	0
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018	400	0	0
DUB	Put - OTC CDX.IG-29 5-Year Index	Sell	0.800	04/18/2018	3,000	(4)	0
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.950	07/18/2018	1,500	(2)	(2)
FBF	Put - OTC CDX.IG-29 5-Year Index	Sell	0.800	05/16/2018	1,200	(2)	(1)
JPM	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018	900	(1)	(1)

						$(28)	$(17)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$7,000	$(59)	$0
	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	16,900	(151)	0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	6,500	(84)	0
DUB	Floor - OTC CPURNSA	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	2,500	(19)	0
	Floor - OTC CPURNSA	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	6,700	(66)	0

						$(379)	$0

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750%	12/09/2019	$	8,600	$(94)	$(160)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/11/2019		11,000	(118)	(205)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	08/20/2018		6,400	(143)	(43)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/12/2019		2,200	(24)	(41)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	08/20/2018		6,300	(140)	(42)

								$(519)	$(491)

124	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2018

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FAR	Call - OTC Fannie Mae, TBA 3.500% due 05/01/2048	$100.242	05/07/2018	$3,000	$(8)	$(12)
	Call - OTC Fannie Mae, TBA 3.500% due 05/01/2048	100.305	05/07/2018	2,000	(5)	(7)
FBF	Put - OTC Fannie Mae, TBA 3.000% due 04/01/2048	95.969	04/05/2018	5,000	(23)	0
	Put - OTC Fannie Mae, TBA 3.000% due 04/01/2048	95.973	04/05/2018	5,000	(23)	0
GSC	Put - OTC Fannie Mae, TBA 3.500% due 04/01/2048	99.340	04/05/2018	5,000	(27)	0
	Call - OTC Fannie Mae, TBA 3.500% due 05/01/2048	100.234	05/07/2018	3,000	(10)	(12)
JPM	Call - OTC Fannie Mae, TBA 3.500% due 05/01/2048	100.426	05/07/2018	2,000	(6)	(6)

					$(102)	$(37)

Total Written Options					$(1,028)	$(545)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(1)
BOA	$0	$284	$0	$284	$0	$(367)	$0	$(367)	$(83)	$0	$(83)
BPS	0	0	0	0	0	(11)	0	(11)	(11)	0	(11)
DUB	0	0	0	0	0	(2)	0	(2)	(2)	0	(2)
FAR	0	0	0	0	0	(19)	0	(19)	(19)	0	(19)
FBF	0	0	0	0	0	(1)	0	(1)	(1)	0	(1)
GLM	0	72	0	72	0	(84)	0	(84)	(12)	0	(12)
GSC	0	0	0	0	0	(12)	0	(12)	(12)	0	(12)
JPM	0	2	0	2	0	(7)	0	(7)	(5)	0	(5)
MYC	0	42	0	42	0	(42)	0	(42)	0	0	0

Total Over the Counter	$0	$400	$0	$400	$0	$(545)	$0	$(545)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$3	$3
Futures	0	0	0	0	219	219
Swap Agreements	0	94	0	0	6	100

	$0	$94	$0	$0	$228	$322

Over the counter
Purchased Options	$0	$2	$0	$0	$398	$400

	$0	$96	$0	$0	$626	$722

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$14	$14
Futures	0	0	0	0	184	184
Swap Agreements	0	1	0	0	23	24

	$0	$1	$0	$0	$221	$222

Over the counter
Written Options	$0	$17	$0	$0	$528	$545

	$0	$18	$0	$0	$749	$767

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	125

Schedule of Investments PIMCO Total Return Fund II (Cont.)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$8	$8
Written Options	0	0	0	0	78	78
Futures	0	0	0	0	1,047	1,047
Swap Agreements	0	703	0	0	(2,272)	(1,569)

	$0	$703	$0	$0	$(1,139)	$(436)

Over the counter
Purchased Options	$0	$0	$0	$0	$(214)	$(214)
Written Options	0	0	0	0	289	289
Swap Agreements	0	190	0	0	0	190

	$0	$190	$0	$0	$75	$265

	$0	$893	$0	$0	$(1,064)	$(171)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$18	$18
Written Options	0	0	0	0	10	10
Futures	0	0	0	0	(146)	(146)
Swap Agreements	0	(113)	0	0	949	836

	$0	$(113)	$0	$0	$831	$718

Over the counter
Purchased Options	$0	$0	$0	$0	$161	$161
Written Options	0	11	0	0	(274)	(263)
Swap Agreements	0	(182)	0	0	0	(182)

	$0	$(171)	$0	$0	$(113)	$(284)

	$0	$(284)	$0	$0	$718	$434

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$99,231	$0	$99,231
Industrials	0	99,413	0	99,413
Utilities	0	21,911	0	21,911
Municipal Bonds & Notes
California	0	221	0	221
Florida	0	42	0	42
Illinois	0	2,600	0	2,600
Iowa	0	371	0	371
Massachusetts	0	104	0	104
Pennsylvania	0	1,280	0	1,280
South Carolina	0	458	0	458
U.S. Government Agencies	0	369,695	0	369,695
U.S. Treasury Obligations	0	91,976	0	91,976
Non-Agency Mortgage-Backed Securities	0	59,391	0	59,391
Asset-Backed Securities	0	70,927	5,100	76,027
Preferred Securities
Banking & Finance	0	4,700	0	4,700
Short-Term Instruments
Commercial Paper	0	20,971	0	20,971
Short-Term Notes	0	3,000	1,500	4,500

	$0	$846,291	$6,600	$852,891

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$108,717	$0	$0	$108,717

Total Investments	$108,717	$846,291	$6,600	$961,608

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(4,452)	$0	$(4,452)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	219	103	0	322
Over the counter	0	400	0	400

	$219	$503	$0	$722

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(184)	(38)	0	(222)
Over the counter	0	(545)	0	(545)

	$(184)	$(583)	$0	$(767)

Total Financial Derivative Instruments	$35	$(80)	$0	$(45)

Totals	$108,752	$841,759	$6,600	$957,111

126	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2018

There were no significant transfers among Levels 1 and 2 during the period ended March 31, 2018.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2018:

Category and Subcategory	Beginning Balance at 03/31/2017	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2018	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2018(1)
Investments in Securities, at Value
U.S. Government Agencies	$1,497	$0	$(153)	$0	$0	$5	$0	$(1,349)	$0	$0
Non-Agency Mortgage-Backed Securities	1	0	(1)	0	0	0	0	0	0	0
Asset-Backed Securities	0	5,100	0	0	0	0	0	0	5,100	0
Short-Term Instruments Short-Term Notes	0	1,500	0	0	0	0	0	0	1,500	0

Totals	$1,498	$6,600	$(154)	$0	$0	$5	$0	$(1,349)	$6,600	$0

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2018	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Asset-Backed Securities	$5,100	Third Party Vendor	Broker Quote	99.997-100.000
Short-Term Instruments Short-Term Notes	1,500	Third Party Vendor	Broker Quote	100.000

Total	$6,600

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2018 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	127

Schedule of Investments PIMCO Total Return Fund IV

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 131.5%

CORPORATE BONDS & NOTES 46.1%

BANKING & FINANCE 30.5%
ABN AMRO Bank NV
2.450% due 06/04/2020		$2,100	$2,069
AIA Group Ltd.
3.125% due 03/13/2023		3,000	2,962
Alexandria Real Estate Equities, Inc.
3.950% due 01/15/2027		2,000	1,959
Bank of America Corp.
2.958% due 10/01/2021 ~		4,500	4,513
3.300% due 01/11/2023		1,500	1,497
3.419% due 12/20/2028 •		3,202	3,069
5.650% due 05/01/2018		1,000	1,003
6.875% due 04/25/2018		4,400	4,412
Bank of America N.A.
1.750% due 06/05/2018		700	699
Bank of Nova Scotia
1.875% due 04/26/2021		4,100	3,976
Barclays Bank PLC
10.179% due 06/12/2021		3,900	4,580
14.000% due 06/15/2019 •(f)	GBP	4,300	6,817
Barclays PLC
3.684% due 01/10/2023		$4,300	4,266
3.921% (US0003M + 2.110%) due 08/10/2021 ~		3,000	3,131
BBVA Bancomer S.A.
7.250% due 04/22/2020		1,000	1,066
BGC Partners, Inc.
5.125% due 05/27/2021		2,600	2,665
BNP Paribas S.A.
3.500% due 03/01/2023		3,700	3,679
Camden Property Trust
3.500% due 09/15/2024		1,300	1,289
Cantor Fitzgerald LP
6.500% due 06/17/2022		3,500	3,815
Capital One Financial Corp.
2.400% due 10/30/2020		3,700	3,628
CBL & Associates LP
5.950% due 12/15/2026		3,200	2,696
Charles Schwab Corp.
2.650% due 01/25/2023		7,500	7,325
Citigroup, Inc.
2.700% due 10/27/2022		3,600	3,485
2.705% (US0003M + 0.960%) due 04/25/2022 ~		3,100	3,120
3.887% due 01/10/2028 •		3,900	3,881
Commonwealth Bank of Australia
1.750% due 11/02/2018		2,700	2,687
Compass Bank
2.750% due 09/29/2019		1,700	1,691
Cooperatieve Rabobank UA
11.000% due 06/30/2019 •(f)		1,450	1,591
Credit Suisse Group Funding Guernsey Ltd.
2.750% due 03/26/2020		3,100	3,071
3.750% due 03/26/2025		2,800	2,737
3.800% due 09/15/2022		3,000	3,023
3.800% due 06/09/2023		3,400	3,409
4.024% (US0003M + 2.290%) due 04/16/2021 ~		3,600	3,782
Daiwa Securities Group, Inc.
3.129% due 04/19/2022		2,800	2,766
Depository Trust & Clearing Corp.
4.875% due 06/15/2020 •(f)		4,250	4,354
Deutsche Bank AG
2.700% due 07/13/2020		3,800	3,721
2.850% due 05/10/2019		3,600	3,588
3.300% due 11/16/2022		2,900	2,821
3.721% (US0003M + 1.910%) due 05/10/2019 ~		4,500	4,561
3.950% due 02/27/2023		200	200
4.250% due 10/14/2021		1,500	1,524

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Dexia Credit Local S.A.
2.375% due 09/20/2022		$6,700	$6,535
EPR Properties
4.500% due 04/01/2025		3,600	3,596
ERP Operating LP
3.250% due 08/01/2027		1,400	1,353
Fidelity National Financial, Inc.
5.500% due 09/01/2022		1,000	1,080
Ford Motor Credit Co. LLC
2.459% due 03/27/2020		3,200	3,150
3.157% due 08/04/2020		1,500	1,493
3.200% due 01/15/2021		200	198
General Motors Financial Co., Inc.
2.450% due 11/06/2020		3,600	3,522
2.650% (US0003M + 0.930%) due 04/13/2020 ~		4,200	4,241
3.150% due 01/15/2020		1,300	1,300
3.200% due 07/13/2020		4,000	3,994
Goldman Sachs Group, Inc.
2.556% due 02/23/2023 ~		3,800	3,788
2.904% (US0003M + 1.160%) due 04/23/2020 ~		11,000	11,157
2.967% (US0003M + 1.200%) due 04/30/2018 ~		250	250
6.000% due 06/15/2020		5,940	6,288
7.500% due 02/15/2019		1,400	1,457
Goodman U.S. Finance Three LLC
3.700% due 03/15/2028		3,500	3,368
Hospitality Properties Trust
4.250% due 02/15/2021		1,100	1,120
Host Hotels & Resorts LP
3.875% due 04/01/2024		3,200	3,163
HSBC Holdings PLC
3.400% due 03/08/2021		200	201
ING Bank NV
2.500% due 10/01/2019		3,200	3,180
2.625% due 12/05/2022		4,200	4,120
ING Groep NV
3.150% due 03/29/2022		3,300	3,257
Intercontinental Exchange, Inc.
2.350% due 09/15/2022		3,700	3,581
JPMorgan Chase & Co.
2.295% (US0003M + 0.550%) due 04/25/2018 ~		1,300	1,300
2.400% due 06/07/2021		4,800	4,690
2.550% due 10/29/2020		600	593
2.645% (US0003M + 0.900%) due 04/25/2023 ~		2,900	2,913
6.300% due 04/23/2019		4,800	4,981
JPMorgan Chase Bank N.A.
2.070% due 02/13/2020 ~		4,500	4,501
Kilroy Realty LP
3.800% due 01/15/2023		2,200	2,212
Kimco Realty Corp.
2.700% due 03/01/2024		2,700	2,543
LeasePlan Corp. NV
2.875% due 01/22/2019		3,400	3,390
Lloyds Bank PLC
5.125% due 03/07/2025	GBP	2,000	3,426
12.000% due 12/16/2024 •(f)		$9,900	12,493
Lloyds Banking Group PLC
4.000% due 03/07/2025	AUD	3,200	2,469
4.375% due 03/22/2028		$4,500	4,551
Metropolitan Life Global Funding
3.450% due 12/18/2026		2,700	2,638
Mizuho Bank Ltd.
2.450% due 04/16/2019		300	299
Morgan Stanley
2.450% due 02/01/2019		1,700	1,697
2.633% (US0003M + 0.800%) due 02/14/2020 ~		3,600	3,611
2.925% (US0003M + 1.180%) due 01/20/2022 ~		3,500	3,544
3.125% due 07/27/2026		2,000	1,894
3.875% due 01/27/2026		4,500	4,498
7.300% due 05/13/2019		3,300	3,459

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
National Australia Bank Ltd.
2.250% due 03/16/2021		$3,300	$3,243
Nissan Motor Acceptance Corp.
2.650% due 09/26/2018		4,800	4,802
Nordea Bank AB
2.250% due 05/27/2021		4,000	3,887
2.500% due 09/17/2020		2,100	2,068
Nykredit Realkredit A/S
1.000% due 04/01/2018	DKK	104,100	17,182
1.000% due 07/01/2018		63,900	10,588
2.000% due 04/01/2018		25,500	4,209
Omega Healthcare Investors, Inc.
4.375% due 08/01/2023		$3,600	3,601
5.250% due 01/15/2026		3,800	3,862
Ontario Teachers’ Cadillac Fairview Properties Trust
3.125% due 03/20/2022		4,300	4,277
Public Storage
2.370% due 09/15/2022		3,000	2,890
Realkredit Danmark A/S
1.000% due 04/01/2018	DKK	122,200	20,170
Realty Income Corp.
3.875% due 04/15/2025 (b)		$3,800	3,792
Rio Oil Finance Trust
9.250% due 07/06/2024		697	760
Royal Bank of Canada
2.100% due 10/14/2020		6,900	6,781
2.300% due 03/22/2021		3,300	3,245
Santander Holdings USA, Inc.
2.700% due 05/24/2019		2,161	2,156
3.400% due 01/18/2023		3,500	3,424
Santander UK Group Holdings PLC
2.875% due 08/05/2021		2,500	2,451
Simon Property Group LP
2.750% due 06/01/2023		5,200	5,043
SMBC Aviation Capital Finance DAC
2.650% due 07/15/2021		2,000	1,949
3.000% due 07/15/2022		1,000	979
Stadshypotek AB
2.500% due 04/05/2022		6,700	6,587
Sumitomo Mitsui Financial Group, Inc.
2.474% due 10/18/2022 ~		4,300	4,302
3.737% (US0003M + 1.680%) due 03/09/2021 ~		3,300	3,413
Toronto-Dominion Bank
2.250% due 03/15/2021		700	688
2.500% due 01/18/2023		2,900	2,852
UBS AG
2.304% due 05/28/2019 ~		3,800	3,802
2.856% (US0003M + 0.850%) due 06/01/2020 ~		800	808
UBS Group Funding Switzerland AG
2.650% due 02/01/2022		5,800	5,627
3.000% due 04/15/2021		8,000	7,920
VEREIT Operating Partnership LP
3.950% due 08/15/2027		3,100	2,915
Washington Prime Group LP
5.950% due 08/15/2024		12,800	12,217
WEA Finance LLC
3.250% due 10/05/2020		3,400	3,406
Wells Fargo & Co.
5.895% (US0003M + 3.770%) due 06/15/2018 ~(f)		7,100	7,211
Wells Fargo Bank N.A.
2.675% (US0003M + 0.650%) due 12/06/2019 ~		3,400	3,421
Westpac Banking Corp.
2.100% due 02/25/2021		8,500	8,324

			459,074

INDUSTRIALS 12.3%
AbbVie, Inc.
3.200% due 11/06/2022		2,100	2,075

128	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Air Canada Pass-Through Trust
5.375% due 11/15/2022	$762	$787
Allergan Finance LLC
3.250% due 10/01/2022	3,000	2,940
Allergan Funding SCS
3.450% due 03/15/2022	5,300	5,258
Amazon.com, Inc.
3.150% due 08/22/2027	500	483
American Airlines Pass-Through Trust
4.000% due 01/15/2027	3,023	3,036
AP Moller - Maersk A/S
2.550% due 09/22/2019	3,000	2,985
2.875% due 09/28/2020	1,800	1,786
Apple, Inc.
2.150% due 02/09/2022	8,000	7,787
AutoNation, Inc.
6.750% due 04/15/2018	1,000	1,001
Baker Hughes a GE Co. LLC
2.773% due 12/15/2022	4,500	4,408
BAT Capital Corp.
3.557% due 08/15/2027	2,200	2,108
Becton Dickinson and Co.
2.133% due 06/06/2019	3,500	3,461
Braskem Finance Ltd.
5.750% due 04/15/2021	1,300	1,362
Canadian Pacific Railway Co.
4.500% due 01/15/2022	1,000	1,041
CenterPoint Energy Resources Corp.
3.550% due 04/01/2023	3,800	3,815
CVS Health Corp.
3.125% due 03/09/2020	3,500	3,508
D.R. Horton, Inc.
4.000% due 02/15/2020	3,200	3,255
Daimler Finance North America LLC
2.241% due 02/12/2021 ~	7,500	7,506
Danone S.A.
2.589% due 11/02/2023	1,700	1,612
Dell International LLC
4.420% due 06/15/2021	4,500	4,618
5.450% due 06/15/2023	3,700	3,925
eBay, Inc.
2.200% due 08/01/2019	1,400	1,389
Enbridge, Inc.
2.825% (US0003M + 0.700%) due 06/15/2020 ~	3,400	3,414
Energy Transfer LP
4.150% due 10/01/2020	4,490	4,554
ERAC USA Finance LLC
2.350% due 10/15/2019	3,000	2,971
Florida Gas Transmission Co. LLC
5.450% due 07/15/2020	1,000	1,047
General Electric Co.
5.000% due 01/21/2021 •(f)	3,000	2,974
Gerdau Holdings, Inc.
7.000% due 01/20/2020	2,900	3,078
Holcim U.S. Finance SARL & Cie SCS
6.000% due 12/30/2019	1,300	1,363
Humana, Inc.
2.625% due 10/01/2019	2,300	2,288
Imperial Brands Finance PLC
2.950% due 07/21/2020	2,700	2,682
Japan Tobacco, Inc.
2.000% due 04/13/2021	3,100	3,014
Kinder Morgan Energy Partners LP
6.850% due 02/15/2020	3,100	3,295
Komatsu Finance America, Inc.
2.118% due 09/11/2020	1,200	1,176
Kraft Heinz Foods Co.
2.381% due 02/10/2021 ~	1,000	998
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029	3,713	3,666

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Masco Corp.
7.125% due 03/15/2020	$1,000	$1,073
Medtronic, Inc.
2.500% due 03/15/2020	3,000	2,984
Merck & Co., Inc.
2.350% due 02/10/2022	3,900	3,823
2.750% due 02/10/2025	3,100	2,989
Newmont Mining Corp.
5.125% due 10/01/2019	2,300	2,367
Odebrecht Oil & Gas Finance Ltd.
0.000% due 04/30/2018 (e)(f)	937	24
Owens Corning
4.200% due 12/01/2024	4,000	4,086
Penske Truck Leasing Co. LP
3.200% due 07/15/2020	1,000	1,002
Philip Morris International, Inc.
2.375% due 08/17/2022	4,500	4,336
Phillips 66
2.606% due 02/26/2021 ~	3,690	3,695
S&P Global, Inc.
2.500% due 08/15/2018	1,400	1,399
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021	1,100	1,157
5.750% due 05/15/2024	1,000	1,077
SBA Tower Trust
2.877% due 07/10/2046	3,500	3,465
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	3,800	3,738
Southern Co.
2.350% due 07/01/2021	5,900	5,721
Spirit Airlines Pass-Through Trust
4.100% due 10/01/2029	2,377	2,379
Sprint Spectrum Co. LLC
3.360% due 03/20/2023	1,663	1,656
Starbucks Corp.
4.300% due 06/15/2045	4,100	4,287
Textron, Inc.
2.361% due 11/10/2020 ~	3,600	3,597
Tyson Foods, Inc.
2.342% due 08/21/2020 ~	4,500	4,508
VMware, Inc.
2.300% due 08/21/2020	4,020	3,912
WestJet Airlines Ltd.
3.500% due 06/16/2021	4,800	4,783
Wynn Las Vegas LLC
5.500% due 03/01/2025	7,500	7,556
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020	2,900	2,870

		185,150

UTILITIES 3.3%
AT&T, Inc.
2.672% (US0003M + 0.950%) due 07/15/2021 ~	3,600	3,640
BP Capital Markets PLC
2.518% due 01/16/2020	1,500	1,488
Duke Energy Corp.
3.150% due 08/15/2027	2,600	2,451
Electricite de France S.A.
4.600% due 01/27/2020	2,900	2,979
Entergy Arkansas, Inc.
3.050% due 06/01/2023	3,000	2,945
3.500% due 04/01/2026	1,200	1,197
Entergy Corp.
2.950% due 09/01/2026	2,700	2,516
FirstEnergy Corp.
3.900% due 07/15/2027	1,400	1,377
MidAmerican Energy Co.
3.100% due 05/01/2027	3,500	3,402
Monongahela Power Co.
3.550% due 05/15/2027	2,800	2,785

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NextEra Energy Capital Holdings, Inc.
2.372% due 09/03/2019 ~	$4,500	$4,500
3.550% due 05/01/2027	2,400	2,335
Odebrecht Drilling Norbe Ltd.
6.350% due 12/01/2021	756	741
Odebrecht Drilling Norbe Ltd. (6.350% Cash or 7.350% PIK)
7.350% due 12/01/2026 (c)	1,209	620
Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022	572	553
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash or 7.720% PIK)
7.720% due 12/01/2026 (c)	1,725	513
Rio Oil Finance Trust
9.750% due 01/06/2027	3,391	3,706
Sempra Energy
2.575% due 03/15/2021 ~	4,400	4,414
SGSP Australia Assets Pty. Ltd.
3.250% due 07/29/2026	1,500	1,436
Verizon Communications, Inc.
3.376% due 02/15/2025	5,814	5,720

		49,318

Total Corporate Bonds & Notes (Cost $699,351)		693,542

MUNICIPAL BONDS & NOTES 0.5%

CALIFORNIA 0.3%
Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2010
6.947% due 07/01/2040	3,700	4,049

ILLINOIS 0.2%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	2,800	3,109

VIRGINIA 0.0%
Fairfax County, Virginia Industrial Development Authority Revenue Bonds, Series 2012
5.000% due 05/15/2023	500	558

Total Municipal Bonds & Notes (Cost $7,290)		7,716

U.S. GOVERNMENT AGENCIES 43.6%
Fannie Mae
1.885% (LIBOR01M + 0.310%) due 06/25/2055 ~	3,102	3,104
2.025% (LIBOR01M + 0.450%) due 09/25/2046 ~	2,392	2,394
2.279% (- 1.0*LIBOR01M + 4.150%) due 02/25/2033 ~	6,409	5,520
2.310% due 08/01/2022	100	98
2.422% (LIBOR01M + 0.550%) due 06/25/2041 ~	5	5
2.935% due 11/01/2021	10,270	10,299
3.000% due 06/01/2029 - 10/25/2040	2,021	2,007
3.323% (H15T1Y + 2.239%) due 01/01/2036 ~	3,451	3,652
3.500% due 10/25/2041	19,105	19,110
3.528% (US0012M + 1.731%) due 05/01/2038 ~	1,988	2,096
4.500% due 02/01/2031 - 08/01/2042	1,135	1,196
5.500% due 02/01/2036 - 05/01/2036	93	102
Fannie Mae, TBA
3.000% due 05/01/2033 - 05/01/2048	169,000	164,570
3.500% due 04/01/2048 - 06/01/2048	244,000	244,139
4.000% due 04/01/2048 - 06/01/2048	120,000	122,931

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	129

Schedule of Investments PIMCO Total Return Fund IV (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Freddie Mac
2.015% (LIBOR01M + 0.440%) due 11/15/2042 ~		$4,082	$4,094
5.000% due 03/01/2024 - 12/01/2038		1,010	1,086
5.500% due 04/01/2038		282	310
Freddie Mac, TBA
3.500% due 05/14/2048		11,000	11,003
4.000% due 05/14/2048		9,000	9,219
Ginnie Mae
0.000% due 11/20/2039 (a)(e)		3,500	2,740
1.945% (US0001M + 0.370%) due 06/20/2061 ~		2,036	2,037
2.014% due 05/20/2047 ~		3,405	3,408
2.025% (US0001M + 0.450%) due 04/20/2065 ~		874	875
2.035% (US0001M + 0.460%) due 02/20/2067 ~		3,324	3,329
2.045% (US0001M + 0.470%) due 06/20/2067 ~		423	424
2.195% (US0001M + 0.620%) due 09/20/2065 ~		2,929	2,943
2.325% (US0001M + 0.750%) due 08/20/2066 ~		3,565	3,604
2.325% due 08/20/2067 ~		2,345	2,381
2.375% (US0001M + 0.800%) due 05/20/2066 - 06/20/2066 ~		6,422	6,507
2.480% (US0012M + 0.750%) due 06/20/2067 ~		3,933	4,061
5.000% due 05/15/2038 - 09/15/2047		1,000	1,061
Ginnie Mae, TBA
3.000% due 04/01/2048		2,000	1,968
3.500% due 04/19/2048		2,000	2,018
4.000% due 04/01/2048 - 04/19/2048		11,000	11,304

Total U.S. Government Agencies (Cost $653,054)			655,595

U.S. TREASURY OBLIGATIONS 9.8%
U.S. Treasury Bonds
2.500% due 02/15/2045 (h)		17,700	16,131
2.750% due 08/15/2042		6,600	6,366
2.750% due 11/15/2042 (h)		11,000	10,599
2.875% due 05/15/2043 (h)(j)		10,100	9,938
3.000% due 05/15/2042		900	908
3.125% due 02/15/2043 (j)		5,000	5,145
3.125% due 08/15/2044		1,300	1,336
3.375% due 05/15/2044 (h)		8,000	8,588
3.625% due 08/15/2043 (h)		15,300	17,098
3.750% due 11/15/2043 (h)		11,000	12,543
4.375% due 11/15/2039		3,300	4,080
4.500% due 08/15/2039 (j)		3,500	4,396
4.625% due 02/15/2040		1,700	2,172
U.S. Treasury Notes
1.875% due 07/31/2022 (h)(j)(l)		24,300	23,644
2.000% due 08/31/2021 (l)		100	99
2.125% due 09/30/2024 (h)(j)(l)		25,600	24,761

Total U.S. Treasury Obligations (Cost $153,362)			147,804

NON-AGENCY MORTGAGE-BACKED SECURITIES 11.4%
Adjustable Rate Mortgage Trust
2.372% (US0001M + 0.500%) due 10/25/2035 ~		1,670	1,658
Aggregator of Loans Backed by Assets PLC
1.754% (BP0001M + 1.250%) due 04/24/2049 ~	GBP	3,489	4,944
Alba PLC
0.696% (BP0003M + 0.140%) due 11/21/2037 ~		2,178	2,961
0.784% (BP0003M + 0.170%) due 03/17/2039 ~		4,029	5,452
Banc of America Funding Trust
3.608% due 05/25/2035 ~		$2,346	2,465

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Banc of America Mortgage Trust
6.500% due 10/25/2031		$9	$9
BCAP LLC Trust
1.831% (US0001M + 0.225%) due 01/26/2036 ~		2,731	2,682
3.541% due 08/26/2037 ~		1,091	1,097
Bear Stearns Adjustable Rate Mortgage Trust
3.563% due 02/25/2033 ~		38	38
CD Mortgage Trust
3.348% due 11/10/2049		2,300	2,313
Chase Mortgage Finance Trust
3.683% due 02/25/2037 ~		52	50
Chevy Chase Funding LLC Mortgage-Backed Certificates
2.208% (LIBOR01M + 0.460%) due 10/25/2035 ~		1,945	1,895
Citigroup Commercial Mortgage Trust
2.627% due 07/15/2032 ~		3,700	3,704
Citigroup Mortgage Loan Trust
3.352% due 09/25/2037 ~		3,668	3,577
Countrywide Home Loan Mortgage Pass-Through Trust
3.707% due 11/19/2033 ~		227	230
Credit Suisse First Boston Mortgage Securities Corp.
3.279% due 09/25/2033 ~		7	8
Credit Suisse Mortgage Capital Certificates
5.000% due 12/27/2036		3,443	2,936
Eurohome UK Mortgages PLC
0.756% (BP0003M + 0.150%) due 06/15/2044 ~	GBP	2,969	4,069
Eurosail PLC
1.554% (BP0003M + 0.950%) due 06/13/2045 ~		13,317	18,705
Firstmac Mortgage Funding Trust
2.771% due 03/08/2049 ~	AUD	5,000	3,840
3.021% due 03/08/2049 ~		1,500	1,152
Great Hall Mortgages PLC
2.308% (US0003M + 0.130%) due 06/18/2039 ~		$2,708	2,659
GS Mortgage Securities Trust
3.206% due 02/10/2048		2,100	2,108
3.278% due 11/10/2049 ~		3,500	3,485
GSR Mortgage Loan Trust
3.614% due 09/25/2035 ~		3,561	3,645
3.775% due 01/25/2035 ~		920	910
Holmes Master Issuer PLC
2.146% due 10/15/2054 ~		3,000	3,002
HomeBanc Mortgage Trust
2.122% (US0001M + 0.250%) due 03/25/2035 ~		893	798
Impac CMB Trust
2.652% (US0001M + 0.780%) due 10/25/2034 ~		4,314	4,239
JPMBB Commercial Mortgage Securities Trust
3.358% due 11/15/2048		4,800	4,828
JPMDB Commercial Mortgage Securities Trust
2.994% due 12/15/2049		3,500	3,429
JPMorgan Chase Commercial Mortgage Securities Re-REMIC Trust
3.227% (LIBOR01M + 1.450%) due 01/15/2033 ~		802	804
JPMorgan Chase Commercial Mortgage Securities Trust
2.777% due 08/15/2049		1,700	1,649
Kensington Mortgage Securities PLC
2.277% (US0003M + 0.170%) due 06/14/2040 ~		2,104	2,071
Ludgate Funding PLC
0.769% (BP0003M + 0.190%) due 12/01/2060 ~	GBP	3,075	4,183
Mansard Mortgages PLC
0.702% (BP0003M + 0.180%) due 04/15/2047 ~		918	1,252
MASTR Adjustable Rate Mortgages Trust
3.469% due 11/21/2034 ~		$1,594	1,642

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Merrill Lynch Mortgage Investors Trust
2.122% (US0001M + 0.250%) due 11/25/2035 ~		$377	$356
2.332% (US0006M + 0.680%) due 01/25/2029 ~		248	248
Morgan Stanley Bank of America Merrill Lynch Trust
3.077% due 03/15/2048		6,000	5,879
3.150% due 03/15/2048		7,000	7,002
Morgan Stanley Capital Trust
3.402% due 07/13/2029 ~		3,300	3,316
3.436% due 12/15/2049		2,200	2,217
Morgan Stanley Resecuritization Trust
1.881% (US0001M + 0.260%) due 04/26/2053 ~		210	209
PFP Ltd.
2.827% (LIBOR01M + 1.050%) due 01/14/2035 ~		3,321	3,325
ResLoC UK PLC
0.000% (EUR003M + 0.160%) due 12/15/2043 ~	EUR	5,889	7,037
Sequoia Mortgage Trust
2.022% (US0001M + 0.200%) due 07/20/2036 ~		$2,523	2,422
Structured Adjustable Rate Mortgage Loan Trust
3.665% due 09/25/2034 ~		3,443	3,495
3.692% due 09/25/2034 ~		1,446	1,447
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
5.449% due 07/25/2034 ~		2,212	2,262
Tharaldson Hotel Portfolio Trust
2.490% due 11/11/2034 ~		3,000	3,007
Thrones PLC
2.023% (BP0003M + 1.500%) due 07/20/2044 ~	GBP	1,986	2,797
Trinity Square PLC
1.671% (BP0003M + 1.150%) due 07/15/2051 ~		2,541	3,609
WaMu Mortgage Pass-Through Certificates Trust
2.162% (US0001M + 0.290%) due 10/25/2045 ~		$5,341	5,349
2.412% (US0001M + 0.540%) due 07/25/2045 ~		225	225
Wells Fargo Commercial Mortgage Trust
2.933% due 11/15/2059		4,500	4,396
3.486% due 12/15/2059		4,800	4,820
Wells Fargo Mortgage-Backed Securities Trust
3.714% due 05/25/2035 ~		1,915	1,957
3.737% due 06/25/2035 ~		2,015	2,064

Total Non-Agency Mortgage-Backed Securities (Cost $172,179)			171,928

ASSET-BACKED SECURITIES 8.1%
Ally Master Owner Trust
2.177% (LIBOR01M + 0.400%) due 02/15/2021 ~		3,800	3,806
American Express Credit Account Master Trust
1.640% due 12/15/2021		6,000	5,943
AmeriCredit Automobile Receivables Trust
1.510% due 05/18/2020		1,699	1,694
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.322% (US0001M + 0.450%) due 01/25/2036 ~		3,380	3,382
Bayview Opportunity Master Fund Trust
3.105% due 08/28/2032		1,379	1,374
Capital One Multi-Asset Execution Trust
2.227% (LIBOR01M + 0.450%) due 02/15/2022 ~		3,400	3,411
Chase Issuance Trust
2.077% (LIBOR01M + 0.300%) due 01/18/2022 ~		3,600	3,614
Countrywide Asset-Backed Certificates
2.172% (US0001M + 0.300%) due 06/25/2036 ~		2,049	2,051

130	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Countrywide Asset-Backed Certificates Trust
2.412% (US0001M + 0.540%) due 12/25/2034 ~	$3,347	$3,260
CPS Auto Trust
1.500% due 06/15/2020	893	890
Delta Funding Home Equity Loan Trust
7.030% due 08/15/2030	22	27
DT Auto Owner Trust
1.560% due 06/15/2020	445	445
Eagle Ltd.
2.570% due 12/15/2039	488	485
ECMC Group Student Loan Trust
2.533% due 02/27/2068 ~	3,800	3,803
Exeter Automobile Receivables Trust
1.960% due 03/15/2021	1,202	1,198
First Investors Auto Owner Trust
1.690% due 04/15/2021	1,546	1,539
Flagship Credit Auto Trust
1.850% due 07/15/2021	2,258	2,246
GM Financial Automobile Leasing Trust
1.670% due 09/20/2019	2,794	2,785
Golden Credit Card Trust
2.177% (LIBOR01M + 0.400%) due 02/15/2021 ~	3,600	3,610
GSAMP Trust
2.722% (US0001M + 0.850%) due 02/25/2047 ~	2,224	2,213
Hyundai Auto Lease Securitization Trust
1.690% due 12/16/2019	3,121	3,109
JPMorgan Mortgage Acquisition Corp.
2.052% (US0001M + 0.180%) due 03/25/2036 ~	784	785
MASTR Specialized Loan Trust
2.172% (US0001M + 0.300%) due 01/25/2036 ~	473	474
Mercedes-Benz Auto Lease Trust
1.150% due 01/15/2019	717	716
Merrill Lynch Mortgage Investors Trust
2.667% (US0001M + 0.795%) due 09/25/2035 ~	2,678	2,668
Nelnet Student Loan Trust
2.030% (US0003M + 0.110%) due 08/23/2027 ~	3,695	3,688
3.225% (US0003M + 1.480%) due 04/25/2024 ~	3,713	3,737
OneMain Financial Issuance Trust
3.190% due 03/18/2026	6,501	6,523
Option One Mortgage Loan Trust Asset-Backed Certificates
2.312% (US0001M + 0.440%) due 11/25/2035 ~	1,942	1,944
Park Place Securities, Inc.
2.322% (US0001M + 0.450%) due 09/25/2035 ~	646	649
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.712% (US0001M + 0.840%) due 01/25/2036 ~	1,482	1,491
Residential Asset Securities Corp. Trust
2.142% (US0001M + 0.270%) due 04/25/2036 ~	1,851	1,854
2.547% (US0001M + 0.675%) due 09/25/2035 ~	1,134	1,131
Santander Drive Auto Receivables Trust
1.490% due 02/18/2020	1,022	1,020
3.730% due 03/15/2021	4,500	4,510
Securitized Term Auto Receivables Trust
1.510% due 04/25/2019	1,100	1,098
SLC Student Loan Trust
2.225% (US0003M + 0.100%) due 09/15/2026 ~	2,449	2,444

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SLM Private Education Loan Trust
1.850% due 06/17/2030		$2,561	$2,543
SLM Student Loan Trust
1.865% (US0003M + 0.120%) due 01/25/2027 ~		1,782	1,778
1.895% (US0003M + 0.150%) due 10/25/2029 ~		2,549	2,535
2.295% (US0003M + 0.550%) due 04/27/2026 ~		5,389	5,410
2.341% (EUR003M + 0.600%) due 01/25/2041 ~		3,800	3,812
SoFi Consumer Loan Program LLC
2.140% due 09/25/2026		2,260	2,247
SoFi Professional Loan Program LLC
2.822% (US0001M + 0.950%) due 01/25/2039 ~		2,519	2,547
SpringCastle America Funding LLC
3.050% due 04/25/2029		2,233	2,233
Structured Asset Investment Loan Trust
2.772% (US0001M + 0.900%) due 01/25/2035 ~		280	281
Structured Asset Securities Corp. Mortgage Loan Trust
2.872% (US0001M + 1.000%) due 08/25/2037 ~		470	473
VOLT LLC
3.125% due 09/25/2047		1,771	1,766
3.500% due 03/25/2047		5,292	5,296
Wells Fargo Home Equity Asset-Backed Securities Trust
2.122% (US0001M + 0.250%) due 07/25/2036 ~		2,493	2,493
2.872% (US0001M + 1.000%) due 10/25/2034 ~		2,016	2,029
Westlake Automobile Receivables Trust
1.780% due 04/15/2020		1,740	1,736

Total Asset-Backed Securities (Cost $121,475)			122,796

SOVEREIGN ISSUES 2.4%
Development Bank of Japan, Inc.
1.625% due 09/01/2021		3,600	3,446
2.125% due 09/01/2022		3,700	3,580
Japan Finance Organization for Municipalities
2.000% due 09/08/2020		4,500	4,407
2.125% due 04/13/2021		2,000	1,949
2.625% due 04/20/2022		2,800	2,755
Province of Ontario
1.650% due 09/27/2019		600	593
3.150% due 06/02/2022	CAD	1,200	961
4.000% due 10/07/2019		$900	920
4.400% due 04/14/2020		1,600	1,658
Province of Quebec
3.500% due 12/01/2022	CAD	1,000	815
6.350% due 01/30/2026		$600	708
Republic of Germany
0.010% due 04/17/2020 (e)	EUR	9,200	11,460
Tokyo Metropolitan Government
2.000% due 05/17/2021		$3,000	2,912

Total Sovereign Issues (Cost $35,769)			36,164

SHORT-TERM INSTRUMENTS 9.6%

CERTIFICATES OF DEPOSIT 1.3%
Barclays Bank PLC
1.940% due 09/04/2018		13,300	13,270
2.355% due 05/17/2018		1,800	1,801
Credit Suisse AG
2.507% due 09/28/2018		4,500	4,500

			19,571

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
COMMERCIAL PAPER 2.7%
Bank of Montreal
1.504% due 04/02/2018	CAD	6,800	$5,277
Ford Motor Credit Co.
2.069% due 09/04/2018		$2,300	2,274
2.070% due 09/04/2018		5,700	5,637
Marriott International
2.443% due 05/07/2018		3,700	3,691
NRW Bank
1.902% due 04/23/2018		3,800	3,795
QUALCOMM, Inc.
2.295% due 05/30/2018		3,000	2,989
Sempra Energy Holdings
2.649% due 05/21/2018		9,000	8,969
Spire, Inc.
2.135% due 04/04/2018		3,700	3,699
Viacom, Inc.
2.988% due 06/15/2018		3,800	3,780

			40,111

REPURCHASE AGREEMENTS (g) 0.2%
			2,914

ITALY TREASURY BILLS 0.5%
(0.531)% due 04/13/2018 - 04/30/2018 (d)(e)	EUR	6,100	7,508

JAPAN TREASURY BILLS 4.8%
(0.187)% due 05/07/2018 - 06/04/2018 (d)(e)	JPY	7,640,000	71,817

U.S. TREASURY BILLS 0.1%
1.425% due 04/19/2018 - 04/26/2018 (d)(e)(j)(l)		$768	767

Total Short-Term Instruments (Cost $142,398)			142,688

Total Investments in Securities (Cost $1,984,878)			1,978,233

		SHARES
INVESTMENTS IN AFFILIATES 11.3%

SHORT-TERM INSTRUMENTS 11.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 11.3%
PIMCO Short Asset Portfolio		6,773,497	67,748
PIMCO Short-Term Floating NAV Portfolio III		10,410,772	102,890

Total Short-Term Instruments (Cost $170,706)			170,638

Total Investments in Affiliates (Cost $170,706)			170,638

Total Investments 142.8% (Cost $2,155,584)			$2,148,871

Financial Derivative Instruments (i)(k) (0.1)% (Cost or Premiums, net $6,359)			(1,605)

Other Assets and Liabilities, net (42.7)%			(642,203)

Net Assets 100.0%			$1,505,063

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	131

Schedule of Investments PIMCO Total Return Fund IV (Cont.)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Principal only security.

(b)	When-issued security.

(c)	Payment in-kind security.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	03/29/2018	04/02/2018	$2,914	U.S. Treasury Notes 1.125% due 09/30/2021	$(2,976)	$2,914	$2,914

Total Repurchase Agreements						$(2,976)	$2,914	$2,914

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
BCY	1.850%	03/13/2018	04/13/2018	$(29,638)	$(29,621)
BPG	1.820	03/06/2018	04/06/2018	(4,024)	(4,024)
	1.830	03/12/2018	04/12/2018	(1,363)	(1,362)
	1.850	03/14/2018	04/13/2018	(19,617)	(19,606)
	2.250	03/28/2018	04/04/2018	(860)	(860)
	2.350	03/28/2018	04/04/2018	(4,584)	(4,583)
TDM	1.750	03/01/2018	04/02/2018	(12,189)	(12,189)

Total Sale-Buyback Transactions					$(72,245)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(3)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
FICC	$2,914	$0	$0	$2,914	$(2,976)	$(62)

Master Securities Forward Transaction Agreement
BCY	0	0	(29,621)	(29,621)	29,703	82
BPG	0	0	(30,435)	(30,435)	30,906	471
BPS	0	0	0	0	(350)	(350)
TDM	0	0	(12,189)	(12,189)	12,284	95

Total Borrowings and Other Financing Transactions	$2,914	$0	$(72,245)

132	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2018

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Sale-Buyback Transactions
U.S. Treasury Obligations	$0	$(72,245)	$0	$0	$(72,245)

Total Borrowings	$0	$(72,245)	$0	$0	$(72,245)

Payable for sale-buyback financing transactions					$(72,245)

(h)	Securities with an aggregate market value of $73,153 have been pledged as collateral under the terms of the above master agreements as of March 31, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2018 was $(36,938) at a weighted average interest rate of 1.063%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Payable for sale-buyback transactions includes $(30) of deferred price drop.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Euro-Bund 10-Year Bond June Futures	06/2018	340	EUR	66,698	$1,257	$84	$0
U.S. Treasury 5-Year Note June Futures	06/2018	2,940	$	336,515	1,426	322	0
U.S. Treasury 10-Year Note June Futures	06/2018	1,081		130,953	1,037	253	0

					$3,720	$659	$0

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Australia Government 10-Year Bond June Futures	06/2018	199	AUD	(19,811)	$(294)	$16	$(101)
Canada Government 10-Year Bond June Futures	06/2018	89	CAD	(9,206)	(170)	0	(39)
Euro-BTP Italy Government Bond June Futures	06/2018	171	EUR	(29,202)	(680)	0	(231)
Euro-Buxl 30-Year Bond June Futures	06/2018	96		(19,535)	(40)	35	(5)
Euro-OAT France Government 10-Year Bond June Futures	06/2018	399		(75,896)	(1,473)	0	(138)

					$(2,657)	$51	$(514)

Total Futures Contracts					$1,063	$710	$(514)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)

Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Dominion Energy, Inc.	(1.000)%	Quarterly	03/20/2021	0.272%	$	1,700	$(43)	$7	$(36)	$0	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Simon Property Group LP	1.000%	Quarterly	06/20/2022	0.551%	$	3,500	$67	$(3)	$64	$0	$(2)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	133

Schedule of Investments PIMCO Total Return Fund IV (Cont.)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.IG-28 5-Year Index	1.000%	Quarterly	06/20/2022	$	18,300	$403	$(61)	$342	$15	$0
CDX.IG-29 5-Year Index	1.000	Quarterly	12/20/2022		12,100	245	(16)	229	10	0
CDX.IG-30 5-Year Index	1.000	Quarterly	06/20/2023		50,300	872	(24)	848	50	0

						$1,520	$(101)	$1,419	$75	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	3-Month CAD-Bank Bill	2.300%	Semi-Annual	12/15/2025	CAD	12,800	$(99)	$179	$80	$0	$(35)
Receive	3-Month CAD-Bank Bill	1.750	Semi-Annual	12/16/2046		1,000	119	22	141	0	(6)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2019	$	36,100	376	43	419	9	0
Receive	3-Month USD-LIBOR	1.142	Semi-Annual	09/13/2019		286,300	5,655	(79)	5,576	67	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/16/2019		75,000	29	259	288	9	0
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2022		13,600	(334)	130	(204)	7	0
Pay(6)	6-Month EUR-EURIBOR	1.501	Annual	07/04/2042	EUR	13,800	0	31	31	0	(22)
Receive(6)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2023	GBP	18,200	(12)	(83)	(95)	0	(69)
Receive(6)	6-Month GBP-LIBOR	1.500	Semi-Annual	06/20/2028		5,900	192	(170)	22	0	(28)
Receive(6)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2028		7,600	182	(133)	49	0	(40)
Receive(6)	6-Month GBP-LIBOR	1.500	Semi-Annual	06/20/2048		6,800	181	(139)	42	0	(50)
Receive(6)	6-Month GBP-LIBOR	1.750	Semi-Annual	09/19/2048		7,500	(394)	(211)	(605)	0	(63)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026	JPY	11,640,000	(754)	(9)	(763)	65	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027		1,410,000	(27)	(7)	(34)	5	0
Receive	6-Month JPY-LIBOR	0.354	Semi-Annual	01/18/2028		150,000	2	(12)	(10)	1	0
Receive	6-Month JPY-LIBOR	0.351	Semi-Annual	02/08/2028		230,000	0	(14)	(14)	1	0
Receive	6-Month JPY-LIBOR	0.301	Semi-Annual	02/13/2028		430,000	27	(33)	(6)	1	0
Receive	6-Month JPY-LIBOR	0.354	Semi-Annual	02/16/2028		470,000	0	(30)	(30)	2	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		1,690,000	122	(132)	(10)	6	0
Receive(6)	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028		260,000	4	(21)	(17)	1	0
Receive(6)	6-Month JPY-LIBOR	0.399	Semi-Annual	06/18/2028		260,000	0	(21)	(21)	1	0

							$5,269	$(430)	$4,839	$175	$(313)

Total Swap Agreements							$6,813	$(527)	$6,286	$250	$(315)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$710	$250	$960	$0	$(514)	$(315)	$(829)

(j)	Securities with an aggregate market value of $12,710 and cash of $2,197 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

134	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2018

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(k)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	04/2018	DKK	135,019		$21,035	$0	$(1,251)
	05/2018	JPY	290,000		2,738	4	0
	05/2018	NOK	31,105		4,036	63	0
	05/2018	SEK	44,370		5,437	107	0
	05/2018		$7,189	JPY	763,300	2	0
	05/2018		13,763	SEK	113,465	8	(142)
BPS	04/2018		69	DKK	452	5	0
	04/2018		10,893	RUB	650,426	438	0
	05/2018	MXN	6,251		$331	0	(11)
	06/2018	JPY	790,000		7,453	0	(1)
BRC	05/2018	NOK	6,130		797	14	0
	06/2018		$3,203	KRW	3,398,063	2	0
CBK	04/2018	EUR	247		$304	0	0
	04/2018	GBP	55,191		77,446	154	(141)
	04/2018	RUB	891,953		15,453	0	(85)
	04/2018		$3,245	GBP	2,320	10	0
	04/2018		15,437	RUB	891,953	83	0
	05/2018	AUD	3,366		$2,622	37	0
	05/2018	JPY	1,080,000		10,163	22	(38)
	05/2018		$3,360	RUB	195,379	29	0
	05/2018		1,619	SEK	13,255	0	(27)
	06/2018	JPY	570,000		$5,375	0	(3)
	06/2018		$2,731	KRW	2,903,135	7	0
	06/2018		11,905	RUB	682,129	0	(92)
	07/2018	DKK	650		$108	0	0
DUB	04/2018	EUR	2,901		3,578	6	0
	04/2018		$27,023	DKK	171,100	1,218	0
	05/2018		3,238	NOK	25,170	0	(23)
	07/2018	DKK	28,402		$4,560	0	(159)
FBF	04/2018	KRW	3,607,704		3,368	0	(16)
	04/2018	RUB	510,361		8,869	10	(23)
	04/2018		$3,383	KRW	3,607,704	2	0
	06/2018		7,123		7,674,619	116	0
GLM	04/2018	CAD	6,800		$5,273	0	(5)
	04/2018	DKK	100,077		15,832	0	(686)
	04/2018	EUR	15,999		19,782	96	0
	04/2018	KRW	1,364,072		1,279	0	(1)
	04/2018	RUB	663,072		11,532	25	(46)
	04/2018		$807	EUR	654	0	(3)
	04/2018		1,582	GBP	1,140	17	0
	04/2018		1,274	KRW	1,364,072	6	0
	04/2018		7,445	RUB	422,831	7	(79)
	05/2018	EUR	318		$393	1	0
	05/2018	JPY	2,103,300		19,750	0	(66)
	05/2018		$28,284	JPY	2,981,200	0	(197)
	06/2018		13,895	KRW	14,978,650	234	0
	06/2018		7,357	RUB	421,157	0	(64)
	07/2018	DKK	36,423		$5,959	0	(93)
	07/2018		$5,427	RUB	315,791	24	0
HUS	04/2018	RUB	1,017,789		$17,745	23	(4)
	04/2018		$61,924	GBP	43,551	0	(822)
	04/2018		12,565	RUB	729,849	158	0
	05/2018	AUD	31,756		$25,154	762	0
	05/2018	GBP	43,551		61,999	822	0
	05/2018		$13,290	AUD	16,904	0	(306)
	05/2018		273	ZAR	3,333	7	0
	06/2018	KRW	28,958,357		$26,790	0	(525)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	135

Schedule of Investments PIMCO Total Return Fund IV (Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
JPM	04/2018	CAD	2,917		$2,272	$7	$0
	04/2018	EUR	3,202		3,952	5	0
	04/2018	GBP	1,199		1,656	0	(26)
	04/2018	RUB	194,439		3,367	0	(24)
	04/2018		$12,983	GBP	9,379	176	0
	05/2018	AUD	1,129		$887	20	0
	05/2018	JPY	1,269,600		12,071	110	0
	05/2018	NOK	11,090		1,446	29	0
	05/2018	RUB	360,350		6,268	19	0
	05/2018	SEK	80,870		9,922	208	0
	05/2018		$12,139	AUD	15,446	0	(275)
	05/2018		10,910	CAD	14,068	16	0
	05/2018		23,011	JPY	2,423,400	0	(179)
	05/2018		2,913	NOK	23,010	26	0
	05/2018		19,661	SEK	161,655	0	(243)
	06/2018	JPY	700,000		$6,607	3	0
	06/2018	RUB	208,074		3,610	7	0
	06/2018		$1,791	RUB	102,211	0	(21)
MSB	04/2018	RUB	391,759		$6,864	44	0
	04/2018		$6,874	RUB	391,759	0	(42)
	05/2018	JPY	2,260,000		$20,949	0	(343)
	06/2018	RUB	32,757		569	2	0
SCX	04/2018	KRW	2,243,632		2,104	0	(1)
	04/2018		$2,092	KRW	2,243,632	13	0
	06/2018	THB	4,535		$143	0	(2)
	06/2018		$192	INR	12,628	1	0
SSB	05/2018	AUD	6,606		$5,184	110	0
UAG	04/2018	DKK	191,680		30,726	0	(912)
	04/2018	RUB	546,628		9,551	20	0
	04/2018		$19,312	EUR	15,592	0	(127)
	04/2018		424	RUB	24,327	0	0
	05/2018	EUR	15,592		$19,352	127	0
	05/2018	JPY	480,000		4,444	0	(79)
	06/2018		1,470,000		13,858	0	(12)

Total Forward Foreign Currency Contracts						$5,462	$(7,195)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BPS	Petrobras Global Finance BV	1.000%	Quarterly	03/20/2020	0.802%	$200	$(35)	$36	$1	$0
GST	Petrobras Global Finance BV	1.000	Quarterly	03/20/2020	0.802	100	(16)	16	0	0

							$(51)	$52	$1	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
JPS	CMBX.NA.AAA.9 Index	0.500%	Monthly	09/17/2058	$ 9,700	$(403)	$399	$0	$(4)

Total Swap Agreements						$(454)	$451	$1	$(4)

136	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2018

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements		Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
BOA	$184	$0	$0	$184	$(1,393)	$0	$0		$(1,393)	$(1,209)	$1,431	$222
BPS	443	0	1	444	(12)	0	0		(12)	432	(450)	(18)
BRC	16	0	0	16	0	0	0		0	16	0	16
CBK	342	0	0	342	(386)	0	0		(386)	(44)	579	535
DUB	1,224	0	0	1,224	(182)	0	0		(182)	1,042	(1,220)	(178)
FBF	128	0	0	128	(39)	0	0		(39)	89	0	89
GLM	410	0	0	410	(1,240)	0	0		(1,240)	(830)	1,017	187
HUS	1,772	0	0	1,772	(1,657)	0	0		(1,657)	115	(400)	(285)
JPM	626	0	0	626	(768)	0	0		(768)	(142)	0	(142)
JPS	0	0	0	0	0	0	(4)		(4)	(4)	0	(4)
MSB	46	0	0	46	(385)	0	0		(385)	(339)	450	111
SCX	14	0	0	14	(3)	0	0		(3)	11	0	11
SSB	110	0	0	110	0	0	0		0	110	0	110
UAG	147	0	0	147	(1,130)	0	0		(1,130)	(983)	861	(122)

Total Over the Counter	$5,462	$0	$1	$5,463	$(7,195)	$0		$(4)	$(7,199)

(l)	Securities with an aggregate market value of $4,338 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$710	$710
Swap Agreements	0	75	0	0	175	250

	$0	$75	$0	$0	$885	$960

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$5,462	$0	$5,462
Swap Agreements	0	1	0	0	0	1

	$0	$1	$0	$5,462	$0	$5,463

	$0	$76	$0	$5,462	$885	$6,423

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	137

Schedule of Investments PIMCO Total Return Fund IV (Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$514	$514
Swap Agreements	0	2	0	0	313	315

	$0	$2	$0	$0	$827	$829

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$7,195	$0	$7,195
Swap Agreements	0	4	0	0	0	4

	$0	$4	$0	$7,195	$0	$7,199

	$0	$6	$0	$7,195	$827	$8,028

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(4,363)	$(4,363)
Swap Agreements	0	758	0	0	1,020	1,778

	$0	$758	$0	$0	$(3,343)	$(2,585)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(15,003)	$0	$(15,003)
Swap Agreements	0	(95)	0	0	0	(95)

	$0	$(95)	$0	$(15,003)	$0	$(15,098)

	$0	$663	$0	$(15,003)	$(3,343)	$(17,683)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$246	$246
Swap Agreements	0	(177)	0	0	(891)	(1,068)

	$0	$(177)	$0	$0	$(645)	$(822)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$287	$0	$287
Swap Agreements	0	385	0	0	0	385

	$0	$385	$0	$287	$0	$672

	$0	$208	$0	$287	$(645)	$(150)

138	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2018

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$459,074	$0	$459,074
Industrials	0	185,150	0	185,150
Utilities	0	49,318	0	49,318
Municipal Bonds & Notes
California	0	4,049	0	4,049
Illinois	0	3,109	0	3,109
Virginia	0	558	0	558
U.S. Government Agencies	0	655,595	0	655,595
U.S. Treasury Obligations	0	147,804	0	147,804
Non-Agency Mortgage-Backed Securities	0	171,928	0	171,928
Asset-Backed Securities	0	122,796	0	122,796
Sovereign Issues	0	36,164	0	36,164
Short-Term Instruments
Certificates of Deposit	4,500	15,071	0	19,571
Commercial Paper	0	40,111	0	40,111
Repurchase Agreements	0	2,914	0	2,914
Italy Treasury Bills	0	7,508	0	7,508
Japan Treasury Bills	0	71,817	0	71,817
U.S. Treasury Bills	0	767	0	767

	$4,500	$1,973,733	$0	$1,978,233

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$170,638	$0	$0	$170,638

Total Investments	$175,138	$1,973,733	$0	$2,148,871

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	710	250	0	960
Over the counter	0	5,463	0	5,463

	$710	$5,713	$0	$6,423

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(514)	(315)	0	(829)
Over the counter	0	(7,199)	0	(7,199)

	$(514)	$(7,514)	$0	$(8,028)

Total Financial Derivative Instruments	$196	$(1,801)	$0	$(1,605)

Totals	$175,334	$1,971,932	$0	$2,147,266

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	139

Schedule of Investments PIMCO Total Return ESG Fund

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 159.0%

CORPORATE BONDS & NOTES 49.4%

BANKING & FINANCE 33.7%
ABN AMRO Bank NV
0.750% due 06/09/2020	EUR	2,600	$3,255
AerCap Ireland Capital DAC
4.500% due 05/15/2021		$3,200	3,280
4.625% due 07/01/2022		2,500	2,565
American Tower Corp.
2.800% due 06/01/2020		1,800	1,787
3.400% due 02/15/2019		1,427	1,432
5.000% due 02/15/2024		3,000	3,170
5.050% due 09/01/2020		2,600	2,707
ANZ New Zealand International Ltd.
2.250% due 02/01/2019		685	683
Asian Development Bank
1.875% due 08/10/2022		5,200	5,023
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^(b)	EUR	1,100	413
Bank Nederlandse Gemeenten NV
2.125% due 12/14/2020		$14,300	14,105
2.500% due 02/28/2020		5,000	4,994
Bank of America Corp.
2.151% due 11/09/2020		7,900	7,746
5.875% due 03/15/2028 •(f)		2,600	2,620
Barclays PLC
0.625% due 11/14/2023 •	EUR	8,000	9,672
3.250% due 02/12/2027	GBP	2,100	2,956
Cantor Fitzgerald LP
6.500% due 06/17/2022		$2,800	3,052
CIT Group, Inc.
5.500% due 02/15/2019		1,537	1,576
Citigroup, Inc.
2.900% due 12/08/2021		2,600	2,562
3.142% due 01/24/2023 •		2,500	2,471
Cooperatieve Rabobank UA
6.875% due 03/19/2020 (g)	EUR	3,550	4,925
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		$1,900	1,858
3.800% due 09/15/2022		2,700	2,721
4.024% (US0003M + 2.290%) due 04/16/2021 ~		3,200	3,362
Crown Castle International Corp.
5.250% due 01/15/2023		2,600	2,765
Dexia Credit Local S.A.
2.500% due 01/25/2021		3,000	2,979
European Investment Bank
2.375% due 05/24/2027 (k)		10,000	9,554
3.300% due 02/03/2028	AUD	3,400	2,644
Goldman Sachs Group, Inc.
2.552% due 10/31/2022 ~		$3,300	3,296
HCP, Inc.
4.000% due 12/01/2022		4,200	4,286
HSBC Holdings PLC
3.033% due 11/22/2023 •		7,500	7,324
ING Bank NV
2.625% due 12/05/2022		4,800	4,709
International Bank for Reconstruction & Development
1.750% due 11/22/2021		21,400	20,767
2.250% due 01/17/2023	CAD	12,600	9,752
International Lease Finance Corp.
7.125% due 09/01/2018		$1,400	1,423
JPMorgan Chase & Co.
2.645% (US0003M + 0.900%) due 04/25/2023 ~		2,300	2,310
3.625% due 05/13/2024		2,700	2,695
JPMorgan Chase Bank N.A.
2.070% due 02/13/2020 ~		4,900	4,901
Kilroy Realty LP
4.375% due 10/01/2025		2,600	2,636
Kreditanstalt fuer Wiederaufbau
2.000% due 09/29/2022		23,500	22,776

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Lloyds Banking Group PLC
4.375% due 03/22/2028		$7,200	$7,282
MGIC Investment Corp.
5.750% due 08/15/2023		2,400	2,526
Mizuho Bank Ltd.
2.400% due 03/26/2020		2,600	2,564
2.450% due 04/16/2019		2,600	2,589
MMcapS Funding Ltd.
2.576% (US0003M + 0.290%) due 12/26/2039 ~		345	319
Morgan Stanley
2.633% (US0003M + 0.800%) due 02/14/2020 ~		2,600	2,608
2.925% (US0003M + 1.180%) due 01/20/2022 ~		3,100	3,139
National Australia Bank Ltd.
2.400% due 12/07/2021		6,600	6,483
3.250% due 03/24/2022	AUD	780	604
4.000% due 12/16/2021		1,172	933
Nederlandse Waterschapsbank NV
2.375% due 03/24/2026		$11,000	10,501
NTT Finance Corp.
1.900% due 07/21/2021		300	289
Nykredit Realkredit A/S
2.000% due 07/01/2018	DKK	141,700	23,535
Piper Jaffray Cos.
5.060% due 10/09/2018		$1,000	1,009
Private Export Funding Corp.
2.100% due 12/19/2019		6,900	6,876
Realkredit Danmark A/S
1.000% due 04/01/2018	DKK	122,300	20,186
2.000% due 04/01/2018		141,700	23,388
SBA Communications Corp.
4.875% due 09/01/2024		$2,600	2,558
Senior Housing Properties Trust
4.750% due 02/15/2028		3,000	2,943
Sumitomo Mitsui Financial Group, Inc.
0.934% due 10/11/2024	EUR	4,000	4,913
Swedbank AB
0.250% due 11/07/2022		2,500	3,047
Toronto-Dominion Bank
2.500% due 01/18/2023		$3,600	3,541
UBS AG
2.450% due 12/01/2020		3,100	3,046
2.486% due 12/01/2020 ~		1,900	1,902
2.856% (US0003M + 0.850%) due 06/01/2020 ~		1,900	1,920
UBS Group Funding Switzerland AG
3.000% due 04/15/2021		7,500	7,425
Westpac Banking Corp.
3.100% due 06/03/2021	AUD	10,300	7,971

			347,849

INDUSTRIALS 9.2%
Apple, Inc.
3.000% due 06/20/2027		$7,700	7,426
CA, Inc.
3.600% due 08/15/2022		4,800	4,846
Campbell Soup Co.
3.300% due 03/15/2021		1,800	1,812
4.800% due 03/15/2048		2,400	2,405
Charter Communications Operating LLC
3.579% due 07/23/2020		5,000	5,016
CRH America Finance, Inc.
3.400% due 05/09/2027		4,600	4,412
CVS Health Corp.
3.125% due 03/09/2020		2,600	2,606
Danone S.A.
1.691% due 10/30/2019		1,900	1,862
Dell International LLC
3.480% due 06/01/2019		4,000	4,019
4.420% due 06/15/2021		2,500	2,566
5.450% due 06/15/2023		1,000	1,061

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
DXC Technology Co.
2.956% due 03/01/2021 ~		$5,500	$5,507
easyJet PLC
1.750% due 02/09/2023 (j)	EUR	2,500	3,215
eBay, Inc.
2.150% due 06/05/2020		$5,200	5,105
Ecolab, Inc.
4.350% due 12/08/2021		228	238
ERAC USA Finance LLC
2.350% due 10/15/2019		3,100	3,070
5.250% due 10/01/2020		400	420
Intel Corp.
1.700% due 05/19/2021		3,800	3,672
International Flavors & Fragrances, Inc.
4.375% due 06/01/2047		1,000	1,004
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029		1,680	1,659
Local Initiatives Support Corp.
3.782% due 03/01/2027		5,000	5,016
Microsoft Corp.
2.700% due 02/12/2025		5,600	5,409
Mondelez International Holdings Netherlands BV
1.625% due 10/28/2019		710	696
2.000% due 10/28/2021		5,300	5,061
Norfolk Southern Corp.
5.750% due 04/01/2018		1,340	1,340
PepsiCo, Inc.
1.937% (US0003M + 0.170%) due 04/30/2018 ~		4,000	4,000
RELX Capital, Inc.
8.625% due 01/15/2019		500	522
Ryder System, Inc.
2.650% due 03/02/2020		500	496
Sabine Pass Liquefaction LLC
5.875% due 06/30/2026		700	766
Telefonica Emisiones S.A.U.
5.134% due 04/27/2020		4,900	5,092
Xylem, Inc.
3.250% due 11/01/2026		2,400	2,329
Zoetis, Inc.
3.250% due 02/01/2023		2,800	2,775

			95,423

UTILITIES 6.5%
AT&T, Inc.
2.672% (US0003M + 0.950%) due 07/15/2021 ~		2,600	2,629
Avangrid, Inc.
3.150% due 12/01/2024		12,130	11,788
Baltimore Gas & Electric Co.
3.350% due 07/01/2023		4,500	4,524
Boston Gas Co.
3.150% due 08/01/2027		2,900	2,780
British Telecommunications PLC
2.350% due 02/14/2019		2,800	2,790
Electricite de France S.A.
4.600% due 01/27/2020		3,600	3,698
Exelon Corp.
2.850% due 06/15/2020		1,600	1,586
Genesis Energy LP
5.625% due 06/15/2024		1,400	1,326
NextEra Energy Capital Holdings, Inc.
3.550% due 05/01/2027		10,000	9,730
4.800% due 12/01/2077 •		4,500	4,352
Pacific Gas & Electric Co.
2.450% due 08/15/2022		2,660	2,544
3.300% due 12/01/2027		7,100	6,728
Sempra Energy
2.209% due 01/15/2021 ~		5,300	5,303

140	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Southern Power Co.
2.500% due 12/15/2021	$8,100	$7,889

		67,667

Total Corporate Bonds & Notes (Cost $506,821)		510,939

MUNICIPAL BONDS & NOTES 0.5%

CALIFORNIA 0.3%
Long Beach Unified School District, California General Obligation Bonds, Series 2011
5.914% due 08/01/2025	2,500	2,836
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	200	220

		3,056

ILLINOIS 0.2%
Chicago, Illinois General Obligation Bonds, Series 2015
7.750% due 01/01/2042	1,900	2,071

Total Municipal Bonds & Notes (Cost $4,877)		5,127

U.S. GOVERNMENT AGENCIES 52.5%
Fannie Mae
1.885% (LIBOR01M + 0.310%) due 06/25/2055 ~	2,952	2,954
1.932% (LIBOR01M + 0.060%) due 07/25/2037 ~	417	411
2.025% (LIBOR01M + 0.450%) due 09/25/2046 ~	1,892	1,893
2.122% (LIBOR01M + 0.250%) due 05/25/2037 ~	16	16
2.232% (LIBOR01M + 0.360%) due 03/25/2037 ~	32	32
2.310% due 08/01/2022	200	195
2.401% (12MTA + 1.200%) due 07/01/2044 ~	88	90
2.472% (LIBOR01M + 0.600%) due 05/25/2040 ~	1,176	1,195
2.870% due 09/01/2027	3,400	3,311
2.960% due 09/25/2027 ~	10,000	9,886
3.032% (US0006M + 1.408%) due 08/01/2035 ~	720	743
3.071% (US0012M + 1.321%) due 01/01/2035 ~	122	126
3.205% (US0012M + 1.466%) due 08/01/2035 ~	190	198
3.335% (US0012M + 1.582%) due 09/01/2034 ~	82	86
3.338% (US0012M + 1.584%) due 07/01/2035 ~	609	636
3.400% (US0012M + 1.648%) due 04/01/2038 ~	111	116
3.465% due 05/25/2035 ~	81	85
3.486% (US0012M + 1.736%) due 09/01/2035 ~	27	28
3.500% due 10/01/2025 - 11/01/2025	368	376
3.545% (US0012M + 1.754%) due 07/01/2034 ~	6	6
3.554% (US0012M + 1.777%) due 04/01/2038 ~	47	49
3.569% (US0012M + 1.819%) due 09/01/2037 ~	31	33
3.607% (US0012M + 1.857%) due 04/01/2038 ~	34	36
3.744% (H15T1Y + 2.124%) due 03/01/2033 ~	9	9
4.000% due 12/01/2018 - 11/01/2030	608	626
4.500% due 05/01/2019 - 10/01/2042	1,959	2,067
5.000% due 03/01/2034 - 02/01/2041	292	317

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 12/01/2018 - 07/01/2041	$15,238	$16,651
5.500% due 04/01/2034 (k)	6,048	6,641
5.868% (COF 11 + 1.250%) due 02/01/2031 ~	1	1
6.000% due 01/01/2024 - 09/01/2039	2,683	3,004
6.500% due 01/01/2026 - 06/25/2044	67	74
7.500% due 02/01/2027	71	75
Fannie Mae, TBA
3.000% due 05/01/2033 - 05/01/2048	118,000	115,294
3.500% due 04/01/2048 - 06/01/2048	116,000	116,015
4.000% due 04/01/2048 - 06/01/2048	87,500	89,626
4.500% due 05/01/2048	29,000	30,307
5.500% due 05/01/2048	1,000	1,086
6.000% due 04/01/2048	3,000	3,339
Freddie Mac
1.975% (LIBOR01M + 0.400%) due 12/15/2042 ~	13,588	13,569
2.487% (LIBOR01M + 0.710%) due 10/15/2037 ~	15	15
3.445% due 08/15/2032 ~	41	43
3.449% (H15T1Y + 2.250%) due 12/01/2022 ~	10	10
3.493% (H15T1Y + 2.408%) due 07/01/2030 ~	5	5
3.500% due 10/01/2025 - 11/01/2025	80	82
3.647% (US0012M + 1.814%) due 04/01/2038 ~	185	194
3.703% (US0012M + 1.783%) due 04/01/2033 ~	1	1
4.000% due 08/01/2030 - 02/01/2041	442	456
4.500% due 02/01/2029 - 01/01/2036	901	945
5.000% due 10/01/2039	29	32
5.500% due 06/01/2019 - 01/01/2039	683	750
6.000% due 08/01/2026 - 05/01/2040	3,131	3,498
6.500% due 05/15/2032	2,942	3,317
7.000% due 02/15/2027 - 07/01/2029	329	363
7.500% due 09/01/2025	4	4
Freddie Mac, TBA
3.500% due 05/14/2048	13,000	13,003
4.000% due 05/14/2048	40,000	40,973
4.500% due 05/14/2048	6,000	6,270
Ginnie Mae
1.945% (US0001M + 0.370%) due 06/20/2061 ~	1,018	1,019
2.014% due 05/20/2047 ~	2,301	2,303
2.064% (LIBOR01M + 0.400%) due 11/20/2045 ~	1,733	1,730
2.077% due 10/20/2043 «~	5,600	5,605
2.155% (US0001M + 0.580%) due 05/20/2066 ~	1,903	1,908
2.175% (US0001M + 0.600%) due 05/20/2065 ~	1,233	1,237
2.295% (US0001M + 0.720%) due 02/20/2066 ~	1,723	1,732
2.375% (H15T1Y + 1.500%) due 01/20/2024 - 02/20/2032 ~	347	359
2.375% (US0001M + 0.800%) due 09/20/2066 ~	5,843	5,923
2.386% (LIBOR01M + 0.600%) due 02/16/2030 ~	23	23
2.480% (US0012M + 0.750%) due 06/20/2067 ~	7,922	8,194
2.550% (US0012M + 0.750%) due 04/20/2067 ~	2,442	2,521
2.625% (H15T1Y + 1.500%) due 06/20/2022 ~	36	36
2.710% due 11/20/2067 ~	2,505	2,589

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.750% (H15T1Y + 1.500%) due 09/20/2023 - 08/20/2027 ~		$68	$70
3.125% (H15T1Y + 1.500%) due 10/20/2024 - 12/20/2026 ~		76	77
4.000% due 09/20/2040		48	50
5.000% due 03/15/2033 - 05/15/2042		815	873
6.000% due 04/15/2037		37	41
7.000% due 08/15/2031 - 02/20/2032		8	8
Ginnie Mae, TBA
3.500% due 04/19/2048		2,000	2,018
4.000% due 04/01/2048 - 04/19/2048		9,000	9,249
5.000% due 04/01/2048		3,000	3,160
Small Business Administration
5.130% due 09/01/2023		63	66
5.520% due 06/01/2024		375	391

Total U.S. Government Agencies (Cost $539,118)			542,345

U.S. TREASURY OBLIGATIONS 18.8%
U.S. Treasury Bonds
2.500% due 02/15/2045 (k)		1,800	1,641
2.750% due 11/15/2042 (k)		7,700	7,419
2.875% due 05/15/2043 (k)		8,200	8,068
3.000% due 11/15/2044 (k)		6,500	6,531
3.125% due 08/15/2044 (k)(n)		18,800	19,324
3.375% due 05/15/2044 (k)		31,700	34,030
3.625% due 08/15/2043 (k)(n)		4,400	4,917
3.750% due 11/15/2043 (k)		7,200	8,210
4.250% due 05/15/2039 (k)(n)		1,700	2,066
4.375% due 11/15/2039 (k)		9,900	12,241
4.375% due 05/15/2040 (n)		400	495
4.500% due 08/15/2039 (k)(n)		2,700	3,391
4.625% due 02/15/2040 (k)(n)		1,100	1,406
U.S. Treasury Notes
1.875% due 07/31/2022 (i)(k)(m)		5,400	5,254
2.000% due 10/31/2021 (n)		1,700	1,672
2.125% due 09/30/2024 (i)(k)(m)		21,800	21,086
2.250% due 11/15/2024 (i)(k)(m)		29,800	29,011
2.250% due 08/15/2027 (k)		20,330	19,482
2.375% due 05/15/2027 (k)		8,100	7,854

Total U.S. Treasury Obligations (Cost $195,855)			194,098

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.9%
American Home Mortgage Assets Trust
6.250% due 11/25/2046		2,023	1,785
Banc of America Mortgage Trust
3.596% due 09/25/2034 ~		1,508	1,496
6.000% due 05/25/2037		2,770	2,452
BCAP LLC Trust
1.831% (US0001M + 0.225%) due 01/26/2036 ~		2,005	1,969
4.967% due 03/26/2037		306	306
Bear Stearns Structured Products, Inc. Trust
3.319% due 12/26/2046 ~		728	643
Countrywide Alternative Loan Trust
2.002% (US0001M + 0.180%) due 02/20/2047 ^~		2,273	1,864
2.042% (US0001M + 0.170%) due 05/25/2047 ~		825	749
Credit Suisse Mortgage Capital Mortgage-Backed Trust
2.472% (US0001M + 0.600%) due 04/25/2037 ~		3,831	2,249
Firstmac Mortgage Funding Trust
3.021% due 03/08/2049 ~	AUD	3,300	2,535
GMAC Mortgage Corp. Loan Trust
4.750% due 01/25/2019		$76	76

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	141

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GS Mortgage Securities Corp. Trust
2.856% due 05/10/2034	$5,300	$5,238
GSMPS Mortgage Loan Trust
2.272% (US0001M + 0.400%) due 04/25/2036 ~	2,173	1,808
GSR Mortgage Loan Trust
3.546% due 03/25/2047 ~	2,550	2,365
HSI Asset Loan Obligation Trust
3.625% due 09/25/2037 ^~	2,346	1,985
IndyMac Adjustable Rate Mortgage Trust
2.779% due 01/25/2032 ~	5	5
IndyMac Mortgage Loan Trust
3.462% due 01/25/2036 ^~	1,114	1,013
JPMorgan Mortgage Trust
6.500% due 07/25/2036 ^	3,068	2,375
Lehman Mortgage Trust
6.000% due 09/25/2037 ^	1,582	1,586
MASTR Alternative Loan Trust
5.000% due 11/25/2018	133	133
Morgan Stanley Bank of America Merrill Lynch Trust
3.150% due 03/15/2048	5,000	5,001
MortgageIT Mortgage Loan Trust
2.102% (US0001M + 0.230%) due 04/25/2036 ~	2,424	2,307
Residential Accredit Loans, Inc. Trust
2.057% (US0001M + 0.185%) due 08/25/2036 ~	2,566	2,359
2.062% (US0001M + 0.190%) due 07/25/2036 ~	2,216	2,063
Structured Asset Mortgage Investments Trust
2.132% (US0001M + 0.260%) due 03/25/2037 ~	1,706	1,285
Thornburg Mortgage Securities Trust
3.733% due 10/25/2046 ~	1,778	1,691
WaMu Mortgage Pass-Through Certificates Trust
2.483% (12MTA + 1.200%) due 11/25/2042 ~	110	105
3.071% due 12/25/2036 ^~	1,226	1,198
3.464% due 03/25/2037 ~	1,736	1,727
Wells Fargo Mortgage-Backed Securities Trust
6.000% due 08/25/2037 ^	201	198

Total Non-Agency Mortgage-Backed Securities (Cost $50,166)		50,566

ASSET-BACKED SECURITIES 12.2%
ACE Securities Corp. Home Equity Loan Trust
3.672% (US0001M + 1.800%) due 02/25/2034 ~	3,387	3,218
ALESCO Preferred Funding Ltd.
2.601% (LIBOR03M + 0.330%) due 12/23/2036 ~	1,196	1,076
2.611% (LIBOR03M + 0.340%) due 09/23/2036 ~	1,228	1,105
3.021% (US0003M + 0.750%) due 09/23/2038 ~	589	560
AmeriCredit Automobile Receivables Trust
2.108% (US0001M + 0.300%) due 05/18/2020 ~	1,274	1,274
Ares CLO Ltd.
2.912% (US0003M + 1.190%) due 04/17/2026 ~	2,600	2,602
3.164% (US0003M + 1.180%) due 08/28/2025 ~	2,600	2,602
BA Credit Card Trust
2.157% (LIBOR01M + 0.380%) due 06/15/2021 ~	5,000	5,012
Babson CLO Ltd.
2.881% (US0003M + 1.150%) due 10/17/2026 ~	2,400	2,400
Bear Stearns Asset-Backed Securities Trust
2.032% (US0001M + 0.160%) due 08/25/2036 ~	590	685

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.847% (US0001M + 0.975%) due 05/25/2035 ~		$3,166	$3,169
Bosphorus CLO DAC
0.700% due 10/15/2025	EUR	309	381
Carlyle Global Market Strategies CLO Ltd.
2.910% (US0003M + 1.150%) due 07/27/2026 ~		$2,600	2,602
Cent CLO Ltd.
2.970% (US0003M + 1.210%) due 07/27/2026 ~		2,700	2,703
CIFC Funding Ltd.
2.761% (US0003M + 1.020%) due 10/24/2025 ~		1,833	1,833
3.144% (US0003M + 1.200%) due 05/24/2026 ~		2,100	2,101
Countrywide Asset-Backed Certificates
2.102% (US0001M + 0.230%) due 05/25/2037 ~		2,300	2,118
2.352% (LIBOR01M + 0.480%) due 12/25/2031 ^~		148	137
Dryden Senior Loan Fund
0.000% (US0003M + 1.160%) due 10/15/2026 ~		2,700	2,705
DT Auto Owner Trust
1.560% due 06/15/2020		325	325
ECMC Group Student Loan Trust
2.533% due 02/27/2068 ~		2,500	2,502
Galaxy CLO Ltd.
2.980% (US0003M + 1.130%) due 11/16/2025 ~		2,593	2,595
GM Financial Automobile Leasing Trust
1.670% due 09/20/2019		1,949	1,943
Golden Credit Card Trust
2.177% (LIBOR01M + 0.400%) due 02/15/2021 ~		2,700	2,707
GSAMP Trust
1.942% (US0001M + 0.070%) due 12/25/2036 ~		345	183
HSI Asset Loan Obligation Trust
1.932% (US0001M + 0.060%) due 12/25/2036 ~		271	123
JPMorgan Mortgage Acquisition Corp.
2.282% (US0001M + 0.410%) due 10/25/2035 ^~		3,300	3,200
Lehman XS Trust
5.327% due 01/25/2036		4,436	3,883
Morgan Stanley ABS Capital, Inc. Trust
2.022% (US0001M + 0.150%) due 06/25/2036 ~		2,228	1,977
3.122% (US0001M + 1.250%) due 07/25/2037 ~		400	350
Morgan Stanley IXIS Real Estate Capital Trust
2.022% (US0001M + 0.150%) due 11/25/2036 ~		10,417	5,419
Morgan Stanley Mortgage Loan Trust
2.232% (US0001M + 0.360%) due 04/25/2037 ~		390	206
Navient Student Loan Trust
2.172% (US0001M + 0.300%) due 07/26/2066 ~		1,943	1,944
Nelnet Student Loan Trust
3.225% (US0003M + 1.480%) due 04/25/2024 ~		2,499	2,515
3.594% (US0003M + 1.650%) due 11/25/2024 ~		2,567	2,608
New Century Home Equity Loan Trust
4.872% (US0001M + 3.000%) due 01/25/2033 ^~		1,587	1,519
Oak Hill Credit Partners Ltd.
2.875% (US0003M + 1.130%) due 07/20/2026 ~		2,600	2,604
Oaktree CLO Ltd.
2.965% (US0003M + 1.220%) due 10/20/2026 ~		2,600	2,605

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Octagon Investment Partners Ltd.
2.822% (US0003M + 1.100%) due 04/15/2026 ~		$2,600	$2,600
Option One Mortgage Loan Trust
2.092% (US0001M + 0.220%) due 02/25/2037 ~		5,084	3,233
Palmer Square Loan Funding Ltd.
0.000% due 07/15/2026 ~(a)		2,600	2,600
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
3.747% (US0001M + 1.875%) due 12/25/2034 ~		6,460	6,037
Regatta Funding Ltd.
2.905% (US0003M + 1.160%) due 10/25/2026 ~		2,500	2,503
Renaissance Home Equity Loan Trust
5.285% due 01/25/2037		3,418	1,910
5.586% due 11/25/2036		6,346	3,694
Securitized Term Auto Receivables Trust
1.510% due 04/25/2019		810	809
SLM Student Loan Trust
1.865% (US0003M + 0.120%) due 01/25/2027 ~		2,078	2,074
2.291% (US0003M + 0.550%) due 10/26/2026 ~		2,385	2,389
2.295% (US0003M + 0.550%) due 04/27/2026 ~		2,096	2,104
SoFi Professional Loan Program LLC
1.550% due 03/26/2040		1,603	1,589
Symphony CLO Ltd.
2.911% (US0003M + 1.180%) due 10/17/2026 ~		2,600	2,602
THL Credit Wind River CLO Ltd.
2.914% (US0003M + 1.180%) due 04/18/2026 ~		2,600	2,603
Tropic CDO Ltd.
1.679% (US0003M + 0.320%) due 07/15/2036 ~		2,546	2,291
Utah State Board of Regents
2.622% (US0001M + 0.750%) due 01/25/2057 ~		2,298	2,298
Venture CLO Ltd.
2.784% due 02/28/2026 ~		3,000	2,999
VOLT LLC
3.125% due 06/25/2047		1,980	1,975
Wells Fargo Home Equity Asset-Backed Securities Trust
2.757% (US0001M + 0.885%) due 11/25/2035 ~		1,000	1,009
Westlake Automobile Receivables Trust
1.780% due 04/15/2020		1,228	1,225

Total Asset-Backed Securities (Cost $121,227)			126,035

SOVEREIGN ISSUES 8.2%
Cyprus Government International Bond
4.250% due 11/04/2025	EUR	1,400	2,016
Export Development Canada
1.800% due 09/01/2022	CAD	10,600	8,092
Japan Bank for International Cooperation
2.375% due 07/21/2022		$3,200	3,127
2.500% due 06/01/2022		10,000	9,816
Japan International Cooperation Agency
2.750% due 04/27/2027		4,300	4,153
Province of Alberta
2.050% due 08/17/2026		4,000	3,667
Province of Ontario
1.650% due 09/27/2019		7,800	7,708
2.650% due 02/05/2025	CAD	24,325	18,963
4.000% due 10/07/2019		$4,400	4,499
4.000% due 06/02/2021	CAD	8,900	7,283
Province of Quebec
2.450% due 03/01/2023		15,000	11,705

142	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2018

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Queensland Treasury Corp.
3.000% due 03/22/2024	AUD	5,200	$4,052

Total Sovereign Issues (Cost $88,118)			85,081

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%

INDUSTRIALS 0.0%
Motors Liquidation Co. «(c)		260,000	0

Total Convertible Preferred Securities (Cost $0)			0

PREFERRED SECURITIES 1.0%

BANKING & FINANCE 1.0%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (f)(h)		2,000	2,350
Sovereign Real Estate Investment Trust
12.000% due 05/16/2020 (f)		6,000	7,470

			9,820

		SHARES	MARKET VALUE (000S)
INFORMATION TECHNOLOGY 0.0%
Centaur Funding Corp.
9.080% due 04/21/2020		125	$141

Total Preferred Securities (Cost $10,093)			9,961

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 11.5%

CERTIFICATES OF DEPOSIT 0.7%
Barclays Bank PLC
1.940% due 09/04/2018		$7,700	7,683

REPURCHASE AGREEMENTS (h) 0.1%
			979

JAPAN TREASURY BILLS 10.6%
(0.188)% due 04/09/2018 - 06/04/2018 (d)(e)	JPY	11,690,000	109,883

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.1%
1.417% due 04/19/2018 (d)(e)(n)	$558	$558

Total Short-Term Instruments (Cost $117,796)		119,103

Total Investments in Securities (Cost $1,634,071)		1,643,255

Total Investments 159.0% (Cost $1,634,071)		$1,643,255

Financial Derivative Instruments (k)(m) (1.0)% (Cost or Premiums, net $(579))		(9,989)

Other Assets and Liabilities, net (58.0)%		(599,470)

Net Assets 100.0%		$1,033,796

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	When-issued security.
(b)	Security is not accruing income as of the date of this report.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.

(h)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Farm Credit Bank of Texas	10.000%	12/15/2020	09/30/2010	$ 2,060	$2,350	0.23%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(i)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	03/29/2018	04/02/2018	$979	U.S. Treasury Notes 2.000% due 04/30/2024	$(999)	$979	$979

Total Repurchase Agreements						$(999)	$979	$979

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)		Payable for Reverse Repurchase Agreements
BOM	1.810%	03/08/2018	04/09/2018	$	(2,426)	$(2,430)
BOS	1.880	03/14/2018	04/13/2018		(4,186)	(4,190)
	2.200	03/29/2018	04/02/2018		(3,442)	(3,443)
	2.400	03/29/2018	04/02/2018		(3,072)	(3,073)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	143

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)		Payable for Reverse Repurchase Agreements
BSN	1.550%	01/03/2018	04/03/2018		$	(66,159)	$(66,413)
	1.580	02/06/2018	04/13/2018			(19,650)	(19,697)
	1.610	01/24/2018	04/24/2018			(6,929)	(6,950)
CIB	1.660	02/20/2018	04/20/2018			(2,422)	(2,426)
	1.850	03/09/2018	04/06/2018			(1,895)	(1,897)
DEU	2.050	03/26/2018	04/02/2018			(24,451)	(24,461)
GRE	1.740	03/01/2018	04/12/2018			(3,345)	(3,350)
	2.050	03/28/2018	04/04/2018			(4,341)	(4,342)
JML	(1.000)	12/04/2017	TBD	(3)	EUR	(2,660)	(3,263)
JPS	1.620	01/25/2018	04/25/2018		$	(4,470)	(4,484)
RBC	1.640	02/06/2018	04/11/2018			(13,677)	(13,711)
	1.710	02/13/2018	05/14/2018			(12,464)	(12,492)
TDM	1.600	03/23/2018	TBD	(2)		(7,091)	(7,094)

Total Reverse Repurchase Agreements							$(183,716)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(4)
BCY	1.870%	03/16/2018	04/16/2018	$(1,664)	$(1,663)
UBS	1.560	01/05/2018	04/05/2018	(700)	(701)
	1.560	01/09/2018	04/06/2018	(1,798)	(1,797)

Total Sale-Buyback Transactions					$(4,161)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(4)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(5)
Global/Master Repurchase Agreement
BOM	$0	$(2,430)	$0	$(2,430)	$2,469	$39
BOS	0	(10,706)	0	(10,706)	10,855	149
BSN	0	(93,060)	0	(93,060)	92,797	(263)
CIB	0	(4,323)	0	(4,323)	4,345	22
DEU	0	(24,461)	0	(24,461)	24,545	84
FICC	979	0	0	979	(999)	(20)
GRE	0	(7,692)	0	(7,692)	7,745	53
JML	0	(3,263)	0	(3,263)	3,215	(48)
JPS	0	(4,484)	0	(4,484)	4,474	(10)
RBC	0	(26,203)	0	(26,203)	26,099	(104)
TDM	0	(7,094)	0	(7,094)	7,166	72

Master Securities Forward Transaction Agreement
BCY	0	0	(1,663)	(1,663)	1,655	(8)
UBS	0	0	(2,498)	(2,498)	2,424	(74)

Total Borrowings and Other Financing Transactions	$979	$(183,716)	$(4,161)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(10,357)	$(10,357)
U.S. Government Agencies	0	(3,443)	0	0	(3,443)
U.S. Treasury Obligations	0	(157,424)	(12,492)	0	(169,916)

Total	$0	$(160,867)	$(12,492)	$(10,357)	$(183,716)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(4,161)	0	0	(4,161)

Total	$0	$(4,161)	$0	$0	$(4,161)

Total Borrowings	$0	$(165,028)	$(12,492)	$(10,357)	$(187,877)

Payable for reverse repurchase agreements and sale-buyback financing transactions					$(187,877)

144	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2018

(j)	Securities with an aggregate market value of $187,790 have been pledged as collateral under the terms of the above master agreements as of March 31, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended 03/31/2018 was $(127,954) at a weighted average interest rate of 1.278%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)	Payable for sale-buyback transactions includes $(2) of deferred price drop.
(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(k)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note June 2018 Futures	$105.500	05/25/2018	309	$309	$3	$1
Put - CBOT U.S. Treasury 5-Year Note June 2018 Futures	106.000	05/25/2018	300	300	2	0
Put - CBOT U.S. Treasury 10-Year Note June 2018 Futures	108.000	05/25/2018	302	302	3	0
Call - CBOT U.S. Treasury 10-Year Note June 2018 Futures	138.000	05/25/2018	50	50	0	0

					$8	$1

Total Purchased Options					$8	$1

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note May 2018 Futures	$120.000	04/20/2018	133	$133	$(29)	$(12)
Put - CBOT U.S. Treasury 10-Year Note May 2018 Futures	120.500	04/20/2018	53	53	(11)	(11)

					$(40)	$(23)

Total Written Options					$(40)	$(23)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Call Options Strike @ EUR 170.000 on Euro-OAT France Government 10-Year Bond June 2018 Futures	05/2018	21	EUR	0	$0	$0	$0
Euro-Bund 10-Year Bond June Futures	06/2018	383		75,133	1,256	95	0
Japan Government 10-Year Bond June Futures	06/2018	2	JPY	2,834	1	0	0
Put Options Strike @ EUR 140.000 on Euro-Bund 10-Year Bond June 2018 Futures	05/2018	150	EUR	2	0	0	0
Put Options Strike @ EUR 141.000 on Euro-Bund 10-Year Bond June 2018 Futures	05/2018	180		2	0	0	0
U.S. Treasury 5-Year Note June Futures	06/2018	2,058	$	235,561	994	225	0

					$2,251	$320	$0

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar June Futures	06/2020	72	$	(17,496)	$112	$0	$0
90-Day Eurodollar September Futures	09/2019	154		(37,451)	254	2	0
Australia Government 10-Year Bond June Futures	06/2018	242	AUD	(24,092)	(359)	19	(123)
Canada Government 10-Year Bond June Futures	06/2018	398	CAD	(41,170)	(745)	0	(176)
Euro-Bobl June Futures	06/2018	61	EUR	(9,851)	(62)	0	(9)
Euro-BTP Italy Government Bond June Futures	06/2018	156		(26,641)	(585)	0	(211)
Euro-Buxl 30-Year Bond June Futures	06/2018	66		(13,430)	(28)	24	(3)
Euro-OAT France Government 10-Year Bond June Futures	06/2018	529		(100,624)	(1,840)	0	(183)
Put Options Strike @ EUR 158.000 on Euro-Bund 10-Year Bond May 2018 Futures	04/2018	69		(9)	12	5	0
U.S. Treasury 10-Year Note June Futures	06/2018	35	$	(4,240)	(23)	0	(8)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	145

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury 30-Year Bond June Futures	06/2018	558	$	(81,817)	$(2,196)	$0	$(419)
United Kingdom Long Gilt June Futures	06/2018	21	GBP	(3,619)	(67)	0	(20)

					$(5,527)	$50	$(1,152)

Total Futures Contracts					$(3,276)	$370	$(1,152)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Goldman Sachs Group, Inc.	1.000%	Quarterly	12/20/2020	0.387%	$	1,600	$30	$(4)	$26	$0	$0
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2021	0.427		3,500	71	(8)	63	1	0
Morgan Stanley	1.000	Quarterly	12/20/2020	0.388		100	2	0	2	0	0
Tesco PLC	1.000	Quarterly	06/20/2022	0.993	EUR	2,000	(98)	100	2	0	(1)

							$5	$88	$93	$1	$(1)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	3-Month CAD-Bank Bill	2.700%	Semi-Annual	12/19/2024	CAD	10,500	$(541)	$370	$(171)	$0	$(28)
Receive	3-Month CAD-Bank Bill	1.750	Semi-Annual	12/16/2046		800	(11)	124	113	0	(4)
Pay	3-Month USD-LIBOR	1.958	Semi-Annual	12/05/2019	$	75,300	0	(312)	(312)	0	(9)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2020		15,700	365	48	413	1	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		8,400	(136)	302	166	0	(17)
Receive(4)	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		13,300	731	(99)	632	0	(28)
Pay(4)	6-Month EUR-EURIBOR	1.501	Annual	07/04/2042	EUR	9,400	0	21	21	0	(15)
Receive(4)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2023	GBP	17,700	(11)	(82)	(93)	0	(67)
Receive(4)	6-Month GBP-LIBOR	1.500	Semi-Annual	06/20/2028		1,400	46	(41)	5	0	(7)
Receive(4)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2028		6,800	163	(119)	44	0	(36)
Receive(4)	6-Month GBP-LIBOR	1.500	Semi-Annual	06/20/2048		4,800	222	(193)	29	0	(35)
Receive(4)	6-Month GBP-LIBOR	1.750	Semi-Annual	09/19/2048		3,800	(200)	(106)	(306)	0	(32)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026	JPY	10,610,000	(622)	(73)	(695)	63	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027		750,000	(39)	21	(18)	3	0
Receive	6-Month JPY-LIBOR	0.354	Semi-Annual	01/18/2028		40,000	0	(3)	(3)	0	0
Receive	6-Month JPY-LIBOR	0.285	Semi-Annual	01/25/2028		180,000	13	(13)	0	1	0
Receive	6-Month JPY-LIBOR	0.351	Semi-Annual	02/08/2028		60,000	0	(4)	(4)	0	0
Receive	6-Month JPY-LIBOR	0.301	Semi-Annual	02/13/2028		130,000	8	(10)	(2)	0	0
Receive	6-Month JPY-LIBOR	0.354	Semi-Annual	02/16/2028		140,000	0	(9)	(9)	0	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		770,000	55	(59)	(4)	3	0
Receive(4)	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028		80,000	1	(6)	(5)	0	0
Receive(4)	6-Month JPY-LIBOR	0.399	Semi-Annual	06/18/2028		390,000	0	(32)	(32)	2	0

							$44	$(275)	$(231)	$73	$(278)

Total Swap Agreements							$49	$(187)	$(138)	$74	$(279)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements		Total
Total Exchange-Traded or Centrally Cleared	$1	$370	$74	$445	$(23)	$(1,152)		$(279)	$(1,454)

(l)	Securities with an aggregate market value of $8,503 and cash of $4,469 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

146	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2018

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(m)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2018	AUD	3,427		$2,689	$57	$0
BOA	04/2018		21,586		16,994	415	0
	04/2018	DKK	92,329		13,524	0	(1,716)
	04/2018		$31,020	DKK	193,517	921	0
	05/2018	EUR	5,711		$7,095	47	0
	05/2018	NOK	22,150		2,874	45	0
	05/2018	SEK	16,000		1,960	39	0
	05/2018		$4,665	JPY	495,300	1	0
	05/2018		9,101	SEK	75,020	5	(95)
BPS	04/2018	DKK	18,260		$2,759	0	(255)
	06/2018	JPY	800,000		7,548	0	(1)
	06/2018	TWD	360,190		12,462	0	(11)
	06/2018		$114	TWD	3,295	0	0
	07/2018	DKK	148,165		$22,287	0	(2,334)
BRC	05/2018	NOK	4,220		549	10	0
	05/2018	SEK	125	CAD	20	1	0
CBK	04/2018	DKK	31,883		$5,069	0	(194)
	04/2018	JPY	400,000		3,785	25	0
	04/2018		$18,690	GBP	13,289	0	(45)
	05/2018	GBP	1,033		$1,459	7	0
	05/2018	JPY	240,000		2,208	0	(53)
	05/2018		$1,240	EUR	1,001	0	(5)
	05/2018		13,436	GBP	9,687	178	0
	05/2018		1,306	SEK	10,695	0	(22)
	06/2018	JPY	580,000		$5,469	0	(3)
	06/2018		$618	KRW	656,952	2	0
	06/2018		2,419	TWD	69,941	3	0
	07/2018		559	DKK	3,631	44	0
DUB	04/2018	DKK	289,500		$43,311	0	(4,472)
	04/2018		$19,506	AUD	25,205	0	(147)
	05/2018	AUD	25,205		$19,508	149	0
	05/2018		$2,304	NOK	17,910	0	(17)
	06/2018		3,391	KRW	3,682,287	82	0
	06/2018		4,419	TWD	128,030	14	0
FBF	04/2018	KRW	3,485,453		$3,254	0	(16)
	04/2018		$3,268	KRW	3,485,453	2	0
	06/2018		3,260		3,485,453	28	0
GLM	04/2018	DKK	15,150		$2,220	0	(280)
	04/2018	KRW	539,633		506	0	0
	04/2018		$236	DKK	1,540	18	0
	04/2018		504	KRW	539,633	2	0
	05/2018	EUR	19,055		$23,530	16	0
	05/2018	GBP	16,241		22,617	0	(208)
	05/2018	JPY	1,601,700		15,043	0	(48)
	05/2018		$5,361	EUR	4,272	0	(89)
	05/2018		19,553	JPY	2,060,900	0	(136)
	06/2018		10,400	KRW	11,190,005	155	0
HUS	04/2018	BRL	37,000		$10,885	0	(322)
	04/2018	CAD	57,548		45,601	931	0
	04/2018	GBP	13,289		18,895	251	0
	04/2018	TWD	61,663		2,120	5	0
	04/2018		$11,132	BRL	37,000	75	0
	04/2018		2,119	TWD	61,663	0	(4)
	05/2018		18,918	GBP	13,289	0	(251)
	06/2018	KRW	19,017,279		$17,593	0	(345)
	06/2018		$2,138	TWD	61,663	0	(3)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	147

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
JPM	04/2018	AUD	192		$148	$1	$0
	04/2018	BRL	37,000		11,132	0	(75)
	04/2018	NZD	348		251	0	0
	04/2018		$10,898	BRL	37,000	309	0
	04/2018		56,922	CAD	73,270	0	(49)
	05/2018	AUD	308		$237	0	0
	05/2018	CAD	73,270		56,953	47	0
	05/2018	EUR	4,488		5,625	87	0
	05/2018	GBP	9,123		12,677	0	(144)
	05/2018	JPY	1,224,500		11,655	118	0
	05/2018	NOK	6,835		891	18	0
	05/2018	SEK	38,210		4,687	97	0
	05/2018		$9,218	CAD	11,885	13	0
	05/2018		18,571	JPY	1,955,800	0	(145)
	05/2018		1,941	NOK	15,335	17	0
	05/2018		8,526	SEK	70,340	0	(77)
	06/2018	JPY	710,000		$6,702	3	0
MSB	05/2018		6,560,000		60,597	0	(1,190)
RBC	04/2018	CAD	15,052		11,797	113	0
SCX	04/2018		670		513	0	(7)
	04/2018	KRW	2,945,821		2,762	0	(2)
	04/2018		$2,727	KRW	2,945,821	37	0
	06/2018	THB	4,101		$129	0	(2)
	06/2018		$1,409	TWD	40,748	2	0
TOR	04/2018	DKK	18,180		$2,658	0	(342)
UAG	05/2018	JPY	710,000		6,576	0	(114)
	06/2018		1,490,000		14,046	0	(12)

Total Forward Foreign Currency Contracts						$4,390	$(13,231)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
GLM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.940%	08/20/2018	$	1,800	$176	$48
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.943	12/12/2019		800	38	51

								$214	$99

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
FAR	Put - OTC Fannie Mae, TBA 3.500% due 04/01/2048	$	73.000	04/05/2018	$50,000	$2	$0
JPM	Put - OTC Fannie Mae, TBA 3.000% due 05/01/2048		67.000	05/07/2018	80,000	3	0
	Put - OTC Fannie Mae, TBA 3.500% due 05/01/2048		69.000	05/07/2018	130,000	5	0
	Put - OTC Fannie Mae, TBA 4.000% due 05/01/2048		71.000	05/07/2018	70,000	3	0
	Put - OTC Fannie Mae, TBA 4.500% due 05/01/2048		73.000	05/07/2018	30,000	1	0

						$14	$0

Total Purchased Options						$228	$99

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
MSB	Call - OTC USD versus SEK	SEK	8.340	04/25/2018	$ 4,800	$(20)	$(41)
RYL	Put - OTC AUD versus USD	$	0.768	04/12/2018	AUD 4,100	(17)	(19)
	Call - OTC AUD versus USD		0.807	04/12/2018	4,100	(18)	0

						$(55)	$(60)

148	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2018

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$6,500	$(55)	$0
	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	15,700	(140)	0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	6,400	(83)	0
DUB	Floor - OTC CPURNSA	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	2,300	(17)	0

						$(295)	$0

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800%	08/20/2018	$	7,800	$(174)	$(52)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/12/2019		3,500	(38)	(65)

								$(212)	$(117)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FAR	Call - OTC Fannie Mae, TBA 3.500% due 05/01/2048	$ 100.242	05/07/2018	$5,000	$(14)	$(19)
	Call - OTC Fannie Mae, TBA 3.500% due 05/01/2048	100.305	05/07/2018	3,000	(8)	(11)
FBF	Put - OTC Fannie Mae, TBA 3.000% due 04/01/2048	95.969	04/05/2018	2,000	(9)	0
	Put - OTC Fannie Mae, TBA 3.000% due 04/01/2048	95.973	04/05/2018	5,000	(23)	0
GSC	Put - OTC Fannie Mae, TBA 3.500% due 04/01/2048	99.340	04/05/2018	8,000	(44)	(1)
	Call - OTC Fannie Mae, TBA 3.500% due 05/01/2048	100.234	05/07/2018	5,000	(16)	(19)
JPM	Call - OTC Fannie Mae, TBA 3.500% due 05/01/2048	100.426	05/07/2018	4,000	(11)	(12)
SAL	Put - OTC Fannie Mae, TBA 3.000% due 04/01/2048	97.477	04/05/2018	4,000	(14)	(7)
	Put - OTC Fannie Mae, TBA 3.000% due 04/01/2048	97.508	04/05/2018	5,000	(17)	(10)
	Put - OTC Fannie Mae, TBA 3.000% due 04/01/2048	97.531	04/05/2018	2,000	(7)	(4)

					$(163)	$(83)

Total Written Options					$(725)	$(260)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(3)
								Asset	Liability
DUB	CMBX.NA.AAA.7 Index	0.500%	Monthly	01/17/2047	$ 3,200	$(99)	$121	$22	$0

Total Swap Agreements						$(99)	$121	$22	$0

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(4)
AZD	$57	$0	$0	$57	$0	$0	$0	$0	$57	$0	$57
BOA	1,473	0	0	1,473	(1,811)	0	0	(1,811)	(338)	458	120
BPS	0	0	0	0	(2,601)	0	0	(2,601)	(2,601)	2,939	338
BRC	11	0	0	11	0	0	0	0	11	0	11
CBK	259	0	0	259	(322)	0	0	(322)	(63)	0	(63)
DUB	245	0	22	267	(4,636)	0	0	(4,636)	(4,369)	4,771	402
FAR	0	0	0	0	0	(30)	0	(30)	(30)	0	(30)
FBF	30	0	0	30	(16)	0	0	(16)	14	0	14
GLM	191	99	0	290	(761)	(117)	0	(878)	(588)	748	160
GSC	0	0	0	0	0	(20)	0	(20)	(20)	0	(20)
HUS	1,262	0	0	1,262	(925)	0	0	(925)	337	(399)	(62)
JPM	710	0	0	710	(490)	(12)	0	(502)	208	(190)	18

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	149

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(4)
MSB	$0	$0	$0	$0	$(1,190)	$(41)	$0	$(1,231)	$(1,231)	$1,657	$426
RBC	113	0	0	113	0	0	0	0	113	(260)	(147)
RYL	0	0	0	0	0	(19)	0	(19)	(19)	(60)	(79)
SAL	0	0	0	0	0	(21)	0	(21)	(21)	0	(21)
SCX	39	0	0	39	(11)	0	0	(11)	28	0	28
TOR	0	0	0	0	(342)	0	0	(342)	(342)	252	(90)
UAG	0	0	0	0	(126)	0	0	(126)	(126)	42	(84)

Total Over the Counter	$4,390	$99	$22	$4,511	$(13,231)	$(260)	$0	$(13,491)

(n)	Securities with an aggregate market value of $10,868 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$1	$1
Futures	0	0	0	0	370	370
Swap Agreements	0	1	0	0	73	74

	$0	$1	$0	$0	$444	$445

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,390	$0	$4,390
Purchased Options	0	0	0	0	99	99
Swap Agreements	0	22	0	0	0	22

	$0	$22	$0	$4,390	$99	$4,511

	$0	$23	$0	$4,390	$543	$4,956

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$23	$23
Futures	0	0	0	0	1,152	1,152
Swap Agreements	0	1	0	0	278	279

	$0	$1	$0	$0	$1,453	$1,454

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$13,231	$0	$13,231
Written Options	0	0	0	60	200	260

	$0	$0	$0	$13,291	$200	$13,491

	$0	$1	$0	$13,291	$1,653	$14,945

150	PIMCO BOND FUNDS	See Accompanying Notes

March 31, 2018

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(23)	$(23)
Written Options	0	0	0	0	163	163
Futures	0	0	0	0	2,510	2,510
Swap Agreements	0	73	0	0	(7,703)	(7,630)

	$0	$73	$0	$0	$(5,053)	$(4,980)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(16,786)	$0	$(16,786)
Purchased Options	0	0	0	0	(295)	(295)
Written Options	0	0	0	590	432	1,022
Swap Agreements	0	8	0	0	0	8

	$0	$8	$0	$(16,196)	$137	$(16,051)

	$0	$81	$0	$(16,196)	$(4,916)	$(21,031)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$40	$40
Written Options	0	0	0	0	17	17
Futures	0	0	0	0	(3,025)	(3,025)
Swap Agreements	0	103	0	0	4,614	4,717

	$0	$103	$0	$0	$1,646	$1,749

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,590	$0	$1,590
Purchased Options	0	0	0	0	158	158
Written Options	0	0	0	(162)	(213)	(375)
Swap Agreements	0	81	0	0	0	81

	$0	$81	$0	$1,428	$(55)	$1,454

	$0	$184	$0	$1,428	$1,591	$3,203

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$347,849	$0	$347,849
Industrials	0	95,423	0	95,423
Utilities	0	67,667	0	67,667
Municipal Bonds & Notes
California	0	3,056	0	3,056
Illinois	0	2,071	0	2,071
U.S. Government Agencies	0	536,740	5,605	542,345
U.S. Treasury Obligations	0	194,098	0	194,098
Non-Agency Mortgage-Backed Securities	0	50,566	0	50,566
Asset-Backed Securities	0	126,035	0	126,035
Sovereign Issues	0	85,081	0	85,081
Preferred Securities
Banking & Finance	0	9,820	0	9,820
Information Technology	0	141	0	141
Short-Term Instruments
Certificates of Deposit	0	7,683	0	7,683
Repurchase Agreements	0	979	0	979
Japan Treasury Bills	0	109,883	0	109,883
U.S. Treasury Bills	0	558	0	558

Total Investments	$0	$1,637,650	$5,605	$1,643,255

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$370	$75	$0	$445
Over the counter	0	4,511	0	4,511

	$370	$4,586	$0	$4,956

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,152)	(302)	0	(1,454)
Over the counter	0	(13,491)	0	(13,491)

	$(1,152)	$(13,793)	$0	$(14,945)

Total Financial Derivative Instruments	$(782)	$(9,207)	$0	$(9,989)

Totals	$(782)	$1,628,443	$5,605	$1,633,266

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	151

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class, Class A and Class C shares of the funds (each a “Fund” and collectively, the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds.

On March 23, 2018, PIMCO processed an automatic conversion of all Class D shares of the following Funds into Class A shares of the same Fund: PIMCO GNMA Fund, PIMCO Long Duration Total Return Fund, PIMCO Long-Term U.S. Government Fund, PIMCO Mortgage-Backed Securities Fund, and PIMCO Mortgage Opportunities Fund. Shareholders of Class D of a Fund received Class A shares of equal value to their outstanding shares of Class D as of March 23, 2018. The conversion was tax-free and shareholders did not have to pay any sales charge, fee or other charge in connection with the conversion.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Funds is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

152	PIMCO BOND FUNDS

March 31, 2018

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the respective Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders  The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.

Distribution Frequency
Fund Name	Declared	Distributed
PIMCO Extended Duration Fund	Daily	Monthly
PIMCO GNMA Fund	Daily	Monthly
PIMCO Long Duration Total Return Fund	Daily	Monthly
PIMCO Long-Term U.S. Government Fund	Daily	Monthly
PIMCO Moderate Duration Fund	Daily	Monthly
PIMCO Mortgage-Backed Securities Fund	Daily	Monthly
PIMCO Mortgage Opportunities Fund	Daily	Monthly
PIMCO Total Return Fund II	Daily	Monthly
PIMCO Total Return Fund IV	Daily	Monthly
PIMCO Total Return ESG Fund	Daily	Monthly

Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

If a Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund estimates the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is estimated that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include, among others, the treatment of paydowns on mortgage-backed securities purchased at a discount and periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be reported on Form 1099 DIV sent to shareholders for the calendar year.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gain (loss) and/or paid in capital to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements  In March 2016, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2016-05, which provides guidance related to the impact of derivative contract novations on certain relationships under Accounting Standards Codification (“ASC”) 815. The ASU is effective for annual periods beginning after December 15, 2016, and interim periods within those annual periods. The Funds have adopted the ASU. The implementation of the ASU did not have an impact on the Funds’ financial statements.

In August 2016, the FASB issued ASU 2016-15 which amends ASC 230 to clarify guidance on the classification of certain cash receipts and cash payments in the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within

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those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2016, the U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and also change the rules governing the form and content of such financial statements. The compliance date for these amendments was August 1, 2017. Compliance is based on reporting period-end date. Management has adopted these amendments and the changes are incorporated in the financial statements.

In November 2016, the FASB issued ASU 2016-18 which amends ASC 230 to provide guidance on the classification and presentation of changes in restricted cash and restricted cash equivalents on the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In March 2017, the FASB issued ASU 2017-08 which provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Funds have adopted the ASU. The implementation of the ASU did not have an impact on the Funds’ financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of a Fund’s shares is based on the Fund’s NAV. The NAV of a Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to that Fund or class, by the total number of shares outstanding of that Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Fund reserves the right to change the time as of which its respective NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Funds’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Adviser to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. A Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of

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the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”),

generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in

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Notes to Financial Statements (Cont.)

markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

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Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the

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Notes to Financial Statements (Cont.)

Adviser. The Central Funds are considered to be affiliated with the Funds. The tables below show the Funds’ transactions in and earnings from investments in the affiliated Funds for the period ended March 31, 2018 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio
Fund Name	Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2018	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Extended Duration Fund	$0	$21,116	$0	$0	$(36)	$21,080	$210	$6
PIMCO Long Duration Total Return Fund	0	106,991	0	0	(184)	106,807	1,063	28
PIMCO Long-Term U.S. Government Fund	0	43,836	0	0	(80)	43,756	425	11
PIMCO Moderate Duration Fund	0	88,161	0	0	(77)	88,084	833	14
PIMCO Total Return Fund II	0	48,868	0	0	(6)	48,862	658	11
PIMCO Total Return Fund IV	0	67,824	0	0	(76)	67,748	318	2

Investments in PIMCO Short-Term Floating NAV Portfolio III
Fund Name	Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2018	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Extended Duration Fund	$1,069	$169,314	$(169,401)	$1	$0	$983	$14	$0
PIMCO GNMA Fund	140	368,707	(365,500)	(7)	0	3,340	207	0
PIMCO Long Duration Total Return Fund	54,464	605,685	(606,000)	5	4	54,158	85	0
PIMCO Long-Term U.S. Government Fund	25,229	516,821	(539,500)	3	0	2,553	121	0
PIMCO Moderate Duration Fund	83,200	689,346	(720,100)	(18)	7	52,435	346	0
PIMCO Mortgage-Backed Securities Fund	9,678	116,561	(122,400)	(1)	0	3,838	60	0
PIMCO Mortgage Opportunities Fund	345,996	2,105,172	(2,108,540)	(109)	9	342,528	3,771	0
PIMCO Total Return Fund II	46,402	627,896	(614,400)	(44)	1	59,855	895	0
PIMCO Total Return Fund IV	387	709,224	(606,700)	(29)	8	102,890	723	0
PIMCO Total Return ESG Fund	68,726	65,359	(134,085)	(3)	3	0	64	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Funds may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Delayed-Delivery Transactions  involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, a Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds  are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loan Participations, Assignments and Originations  are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or

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assignments of all or a portion of loans from third parties or investments in or originations of loans by the Fund or Funds. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When a Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Funds may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Funds may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. As of March 31, 2018, the PIMCO Moderate Duration Fund had $5,500,000 in unfunded loan commitments outstanding.

Mortgage-Related and Other Asset-Backed Securities  directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and each Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) a Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex

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Notes to Financial Statements (Cont.)

structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches”, with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Payment In-Kind Securities  (“PIKs”) may give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Statements of Assets and Liabilities.

Restricted Investments  are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Funds at March 31, 2018 are disclosed in the Notes to Schedules of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

Roll-timing strategies can be used where a Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively.

Separate Trading of Registered Interest and Principal of Securities  (“STRIPS”) are U.S. Treasury fixed income securities in which the principal is separated, or stripped, from the interest and each takes the form of zero coupon securities. A STRIP is sold at a significant discount to face value and offers no interest payments; rather, investors

160	PIMCO BOND FUNDS

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receive payment at maturity. Zero coupon securities do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities.

When-Issued Transactions  are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by a Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below.

(a) Repurchase Agreements  Under the terms of a typical repurchase agreement, a Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by a Fund’s custodian or designated subcustodians under tri-party repurchase agreements and in certain instances will remain in custody with the counterparty. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  A sale-buyback financing transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  Short sales are transactions in which a Fund sells a security that it may not own. A Fund may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When a Fund engages in a short sale, it may borrow the security sold short and deliver it to the counterparty. A Fund will ordinarily have to pay a fee or premium to borrow a security and be

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Notes to Financial Statements (Cont.)

obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statements of Assets and Liabilities. Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to a Fund. A short sale is “against the box” if a Fund holds in its portfolio or has the right to acquire the security sold short at no additional cost. A Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” A Fund’s loss on a short sale could theoretically be unlimited in cases where a Fund is unable, for whatever reason, to close out its short position.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Funds may enter into the financial derivative instruments described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on how and why the Funds use financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Forward Foreign Currency Contracts  may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  are agreements to buy or sell a security or other asset for a set price on a future date. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts  may be written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

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Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Credit Default Swaptions  may be written or purchased to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection on a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Foreign Currency Options  may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Inflation-Capped Options  may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect a Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Interest Rate-Capped Options  may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing interest rate-capped options is to protect a Fund from floating rate risk above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in interest rate linked products.

Interest Rate Swaptions  may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Funds  use a specified exchange-traded fund as the underlying instrument for the option contract. A Fund may write or purchase options to enhance returns or to hedge an existing position or future investment.

Options on Exchange-Traded Futures Contracts  (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Securities  may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(d) Swap Agreements  are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the

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Notes to Financial Statements (Cont.)

Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gain (loss) on the Statements of Operations.

For purposes of applying a Fund’s investment policies and restrictions, swap agreements are generally valued by a Fund at market value. In the case of a credit default swap, in applying certain of a Fund’s investment policies and restrictions, the Funds will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure value for purposes of a Fund’s credit quality guidelines (if any) because such value in general better reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, a Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in a Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

To the extent a Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements  on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

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Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the agreement, undergoes a certain credit event. Unlike credit default swaps on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues, deliverable obligations in most instances would be limited to the specific referenced obligation, or in some cases specific tranches of the specified reference obligation, as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  may be entered into to help hedge against interest rate risk exposure and to maintain a Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Funds hold may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the

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Notes to Financial Statements (Cont.)

buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements  are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, a Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Fund would owe payments on any net positive total return, and would receive payments in the event of a net negative total return.

7. PRINCIPAL RISKS

The principal risks of investing in a Fund, which could adversely affect its net asset value, yield and total return, are listed below.

Risks	PIMCO Extended Duration Fund	PIMCO GNMA Fund	PIMCO Long Duration Total Return Fund	PIMCO Long-Term U.S. Government Fund	PIMCO Moderate Duration Fund	PIMCO Mortgage- Backed Securities Fund	PIMCO Mortgage Opportunities Fund	PIMCO Total Return Fund II	PIMCO Total Return Fund IV	PIMCO Total Return ESG Fund
Interest Rate	x	x	x	x	x	x	x	x	x	x
Call	x	x	x	x	x	x	x	x	x	x
Credit	x	x	x	x	x	x	x	x	x	x
High Yield	x	—	x	—	x	—	x	—	—	x
Market	x	x	x	x	x	x	x	x	x	x
Issuer	x	x	x	x	x	x	x	x	x	x
Liquidity	x	x	x	—	x	x	x	x	x	x
Derivatives	x	x	x	x	x	x	x	x	x	x
Equity	x	x	x	x	x	x	x	x	x	x
Mortgage-Related and Other Asset-Backed Securities	x	x	x	x	x	x	x	x	x	x
Privately Issued Mortgage-Related Securities	—	—	—	—	—	—	x	—	—	—
Extension	—	—	—	—	—	—	x	—	—	—
Prepayment	—	—	—	—	—	—	x	—
Foreign (Non-U.S.) Investment	x	x	x	—	x	x	—	—	x	x
Real Estate	—	—	—	—	—	—	x	—	—	—
Emerging Markets	x	x	x	—	x	x	—	—	x	x
Sovereign Debt	x	—	x	—	x	—	—	—	x	x
Currency	x	—	x	—	x	—	—	—	—	x
Leveraging	x	x	x	x	x	x	x	x	x	x
Management	x	x	x	x	x	x	x	x	x	x
Short Exposure	x	x	x	x	x	x	x	x	x	x
Convertible Securities	—	—	—	—	—	—	x	—	x	—
Distribution Rate Risk	—	—	—	—	—	—	x	—	—	—
Responsible Investing	—	—	—	—	—	—	—	—	—	x

Please see “Description of Principal Risks” in a Fund’s prospectus for a more detailed description of the risks of investing in a Fund.

Interest Rate Risk  is the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Call Risk  is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that a Fund has invested in, the Fund may not recoup the full amount

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of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk  is the risk that a Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

High Yield Risk  is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk  is the risk that the value of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk  is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Liquidity Risk  is the risk that a particular investment may be difficult to purchase or sell and that a Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk  is the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a Fund could lose more than the initial amount invested. A Fund’s use of derivatives may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with a Fund’s clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact a Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and a Fund’s performance.

Equity Risk  is the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Mortgage-Related and Other Asset-Backed Securities Risk  is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk.

Privately Issued Mortgage-Related Securities Risk  is the risk of nonpayment because there are no direct or indirect government or agency guarantees of payments in the pools created by non-governmental issuers.

Extension Risk  is the risk that, in periods of rising interest rates, issuers of mortgage-related and other asset-backed securities may pay principal later than expected, which may reduce the value of a Fund’s investment in such securities and may prevent a Fund from receiving higher interest rates on proceeds reinvested.

Prepayment Risk  is the risk that, in periods of declining interest rates, issuers of mortgage-related and other asset-backed securities may pay principal more quickly than expected, which results in a Fund foregoing future interest income on the portion of the principal repaid early and may result in a Fund being forced to reinvest investment proceeds at lower interest rates.

Foreign (Non-U.S.) Investment Risk  is the risk that investing in foreign (non-U.S.) securities may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Real Estate Risk  is the risk that a Fund’s investments in Real Estate Investment Trusts (“REITs”) or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or

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Notes to Financial Statements (Cont.)

condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund’s investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, privately traded REITs subject a Fund to liquidity and valuation risk.

Emerging Markets Risk  is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk  is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk  is the risk that foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar and affect a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk  is the risk that certain transactions of a Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing a Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk  is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing a Fund. There is no guarantee that the investment objective of a Fund will be achieved.

Short Exposure Risk  is the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to a Fund.

Convertible Securities Risk  is the risk that arises when convertible securities share both fixed income and equity characteristics. Convertible securities are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk.

Distribution Rate Risk  is the risk that a Fund’s distribution rate may change unexpectedly as a result of numerous factors, including changes in realized and projected market returns, fluctuations in market interest rates, Fund performance and other factors.

Responsible Investing Risk  is the risk that, because a Fund’s responsible investment strategy may select or exclude securities of certain issuers for reasons other than performance, the Fund may underperform funds that do not utilize a responsible investment strategy. Responsible investing is qualitative and subjective by nature, and there is no guarantee that the criteria utilized by PIMCO or any judgment exercised by PIMCO will reflect the beliefs or values of any particular investor.

8. MASTER NETTING ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities

168	PIMCO BOND FUNDS

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received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission (“CFTC”). In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Schedules of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between a Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

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Notes to Financial Statements (Cont.)

The Investment Advisory Fees and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Investment Advisory Fee	Supervisory and Administrative Fee
Fund Name	All Classes	Institutional Class	Class P		Administrative Class		Class A		Class C
PIMCO Extended Duration Fund	0.25%	0.25%	0.35%		N/A		0.40%	*	N/A
PIMCO GNMA Fund	0.25%	0.25%	0.35%		N/A		0.40%		0.40%
PIMCO Long Duration Total Return Fund	0.25%	0.25%	0.35%		N/A		0.40%		0.40%
PIMCO Long-Term U.S. Government Fund	0.225%	0.25%	0.35%		0.25%		0.35%		0.35%
PIMCO Moderate Duration Fund	0.25%	0.21%	0.31%		0.21%	~	N/A		N/A
PIMCO Mortgage-Backed Securities Fund	0.25%	0.25%	0.35%		0.25%		0.40%		0.40%
PIMCO Mortgage Opportunities Fund	0.35%	0.25%	0.35%		N/A		0.40%		0.40%
PIMCO Total Return Fund II	0.25%	0.25%	0.35%		0.25%		N/A		N/A
PIMCO Total Return Fund IV	0.25%	0.25%	0.35%	~	N/A		0.35%		0.35%
PIMCO Total Return ESG Fund	0.25%	0.25%	0.35%		0.25%		N/A		N/A

*	This particular share class has been registered with the SEC, but has not yet launched.
~	This share class was liquidated during the reporting period.

(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A and Class C shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares, and in connection with personal services rendered to Class A and Class C shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A and Class C shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of each Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, a Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits a Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A
All Funds	—	0.25%

	Allowable Rate
	Distribution Fee	Servicing Fee
Class C
All Funds	0.75%	0.25%

	Distribution and/or Servicing Fee
Administrative Class
All Funds	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund. For the period ended March 31, 2018, the Distributor retained $8,573,595 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) taxes and governmental fees; (ii) brokerage fees and commissions and other portfolio transaction expenses; (iii) the costs of borrowing money, including interest expense; (iv) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (v) extraordinary expense, including costs of litigation and indemnification expenses; (vi) organizational expenses; and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to

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review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $152,300, plus $15,750 for each Board meeting attended in person, $775 ($2,025 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each Board meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $18,000 and each other committee chair receives an additional annual retainer of $4,500. Each Trustee, other than the Trustees affiliated with PIMCO, or its affiliates, receives $775 for each Valuation Oversight Committee meeting attended. In addition, the Valuation Oversight Committee co-leads together receive an additional retainer of $11,500, which amount is divided evenly among the co-leads so that each individually receives an additional annual retainer of $5,750. The Lead Independent Trustee receives an annual retainer of $13,000.

These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets except PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed to waive a portion of the Funds’ Supervisory and Administrative Fee, or reimburse each Fund, to the extent that each Fund’s organizational expenses and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of each Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Under certain conditions, PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. At March 31, 2018, there were no recoverable amounts.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended March 31, 2018, the Funds below engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act (amounts in thousands†):

Fund Name	Purchases	Sales
PIMCO Long Duration Total Return Fund	$9,598	$2,968
PIMCO Moderate Duration Fund	34,571	58,226
PIMCO Mortgage Opportunities Fund	73,688	0
PIMCO Total Return Fund II	24,370	9,658
PIMCO Total Return Fund IV	83,934	56,918
PIMCO Total Return ESG Fund	13,002	65,563

†	A zero balance may reflect actual amounts rounding to less than one thousand.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The transaction costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

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Notes to Financial Statements (Cont.)

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2018, were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
PIMCO Extended Duration Fund	$2,623,690	$2,319,136	$69,838	$33,691
PIMCO GNMA Fund	13,204,049	13,141,325	5,732	53,715
PIMCO Long Duration Total Return Fund	5,956,408	5,530,777	1,082,806	805,190
PIMCO Long-Term U.S. Government Fund	2,845,242	3,063,034	16,507	10,732
PIMCO Moderate Duration Fund	3,411,941	3,452,043	277,138	240,391
PIMCO Mortgage-Backed Securities Fund	2,958,540	2,979,507	12,478	5,868
PIMCO Mortgage Opportunities Fund	38,712,048	36,148,883	1,005,744	206,508
PIMCO Total Return Fund II	4,658,973	4,664,496	183,026	77,382
PIMCO Total Return Fund IV	8,165,734	8,166,947	426,319	299,280
PIMCO Total Return ESG Fund	6,841,677	6,844,705	486,160	239,461

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO Extended Duration Fund				PIMCO GNMA Fund
	Year Ended 03/31/2018		Year Ended 03/31/2017		Year Ended 03/31/2018				Year Ended 03/31/2017
	Shares	Amount	Shares	Amount	Shares		Amount		Shares	Amount
Receipts for shares sold
Institutional Class	42,564	$323,758	122,897	$959,994	7,575		$83,844		10,986	$124,116
Class P	1,280	10,012	6,681	51,592	5,599		62,098		2,979	33,564
Administrative Class	0	0	0	0	0		0		0	0
Class D	0	0	0	0	1,152		12,734		1,671	18,876
Class A	0	0	0	0	9,190	(a)	99,882	(a)	3,202	36,154
Class C	0	0	0	0	277		3,081		773	8,768
Issued as reinvestment of distributions
Institutional Class	6,408	50,356	5,749	42,942	737		8,128		838	9,454
Class P	227	1,781	285	2,176	198		2,188		162	1,831
Administrative Class	0	0	0	0	0		0		0	0
Class D	0	0	0	0	156		1,720		206	2,327
Class A	0	0	0	0	335		3,694		423	4,768
Class C	0	0	0	0	86		951		120	1,349
Cost of shares redeemed
Institutional Class	(35,722)	(277,364)	(23,691)	(212,705)	(7,516)		(83,141)		(15,717)	(176,648)
Class P	(1,296)	(10,121)	(8,440)	(70,222)	(3,527)		(39,015)		(5,317)	(60,054)
Administrative Class	0	0	0	0	0		0		0	0
Class D	0	0	0	0	(8,471	)(a)	(91,866	)(a)	(3,687)	(41,561)
Class A	0	0	0	0	(4,970)		(54,884)		(8,417)	(94,996)
Class C	0	0	0	0	(2,302)		(25,476)		(2,301)	(25,912)
Net increase (decrease) resulting from Fund share transactions	13,461	$98,422	103,481	$773,777	(1,481)		$(16,062)		(14,079)	$(157,964)

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	PIMCO Long Duration Total Return Fund						PIMCO Long-Term U.S. Government Fund
	Year Ended 03/31/2018				Year Ended 03/31/2017		Year Ended 03/31/2018				Year Ended 03/31/2017
	Shares		Amount		Shares	Amount	Shares		Amount		Shares	Amount
Receipts for shares sold
Institutional Class	52,283		$569,598		68,579	$771,682	27,894		$171,342		250,191	$1,544,244
Class P	2,406		26,261		397	4,591	6,569		39,912		6,186	40,025
Administrative Class	0		0		0	0	1,845		11,276		1,514	9,872
Class D	1,754		19,180		1,425	16,637	960		5,858		3,830	24,975
Class A	1,836	(b)	19,156	(b)	0	0	7,647	(c)	46,809	(c)	13,773	88,876
Class C	3		37		0	0	472		2,867		1,919	12,456
Issued as reinvestment of distributions
Institutional Class	17,120		187,862		23,234	249,220	6,526		40,148		3,785	23,406
Class P	91		991		55	591	192		1,180		172	1,090
Administrative Class	0		0		0	0	80		493		116	730
Class D	82		897		61	643	27		165		45	289
Class A	1		16		0	0	387		2,384		504	3,185
Class C	0		0		0	0	48		298		87	546
Cost of shares redeemed
Institutional Class	(53,144)		(583,271)		(90,495)	(1,053,058)	(70,516)		(432,892)		(58,730)	(387,451)
Class P	(647)		(7,052)		(506)	(5,681)	(5,247)		(32,128)		(12,588)	(77,846)
Administrative Class	0		0		0	0	(2,411)		(14,746)		(2,533)	(16,079)
Class D	(2,725	)(b)	(28,865	)(b)	(658)	(7,580)	(1,965	)(c)	(11,748	)(c)	(4,476)	(28,275)
Class A	(17)		(180)		0	0	(8,131)		(50,031)		(22,242)	(143,952)
Class C	0		0		0	0	(2,167)		(13,195)		(2,839)	(18,026)
Net increase (decrease) resulting from Fund share transactions	19,043		$204,630		2,092	$(22,955)	(37,790)		$(232,008)		178,714	$1,078,065

ANNUAL REPORT	MARCH 31, 2018	173

Notes to Financial Statements (Cont.)

	PIMCO Moderate Duration Fund						PIMCO Mortgage-Backed Securities Fund
	Year Ended 03/31/2018				Year Ended 03/31/2017		Year Ended 03/31/2018				Year Ended 03/31/2017
	Shares		Amount		Shares	Amount	Shares		Amount		Shares	Amount
Receipts for shares sold
Institutional Class	17,418		$177,805		25,905	$263,063	2,847		$29,894		3,852	$40,695
Class P	157		1,597		129	1,313	298		3,129		469	4,947
Administrative Class	1	(f)	8	(f)	198	2,031	33		353		66	700
Class D	0		0		0	0	812		8,573		1,393	14,647
Class A	0		0		0	0	3,647	(d)	37,903	(d)	375	3,954
Class C	0		0		0	0	90		952		126	1,332
Issued as reinvestment of distributions
Institutional Class	2,138		21,803		2,624	26,656	315		3,311		349	3,668
Class P	9	(f)	93	(f)	13	129	20		211		19	200
Administrative Class	0		0		0	0	6		62		8	84
Class D	0		0		0	0	72		760		95	992
Class A	0		0		0	0	63		662		67	704
Class C	0		0		0	0	9		96		16	164
Cost of shares redeemed
Institutional Class	(18,254)		(186,573)		(39,187)	(396,814)	(4,091)		(43,008)		(4,278)	(45,188)
Class P	(266)		(2,711)		(179)	(1,814)	(457)		(4,760)		(665)	(7,027)
Administrative Class	(2	)(f)	(23	)(f)	(1,116)	(11,396)	(134)		(1,403)		(167)	(1,764)
Class D	0		0		0	0	(4,384	)(d)	(45,616	)(d)	(2,012)	(21,191)
Class A	0		0		0	0	(862)		(9,036)		(1,016)	(10,686)
Class C	0		0		0	0	(454)		(4,754)		(313)	(3,299)
Net increase (decrease) resulting from Fund share transactions	1,201		$11,999		(11,613)	$(116,832)	(2,170)		$(22,671)		(1,616)	$(17,068)

174	PIMCO BOND FUNDS

March 31, 2018

PIMCO Mortgage Opportunities Fund						PIMCO Total Return Fund II				PIMCO Total Return Fund IV
Year Ended 03/31/2018				Year Ended 03/31/2017		Year Ended 03/31/2018		Year Ended 03/31/2017		Year Ended 03/31/2018				Year Ended 03/31/2017
Shares		Amount		Shares	Amount	Shares	Amount	Shares	Amount	Shares		Amount		Shares	Amount

160,563		$1,779,211		100,616	$1,114,211	8,194	$78,826	13,565	$131,544	26,686		$277,922		40,994	$425,129
40,498		448,921		29,165	322,364	368	3,551	286	2,764	24	(g)	255	(g)	553	5,761
0		0		0	0	290	2,806	268	2,595	0		0		0	0
7,814		86,655		5,661	62,329	0	0	0	0	0		0		0	0
15,933	(e)	176,034	(e)	4,013	44,333	0	0	0	0	473		4,924		1,102	11,451
1,140		12,661		743	8,206	0	0	0	0	8		76		78	817

7,175		79,508		7,094	77,844	1,415	13,660	2,456	23,673	2,593		26,990		4,003	41,325
1,602		17,761		1,140	12,500	35	335	39	373	1	(g)	6	(g)	4	39
0		0		0	0	31	298	44	426	0		0		0	0
304		3,372		330	3,619	0	0	0	0	0		0		0	0
257		2,848		230	2,522	0	0	0	0	18		183		36	369
60		660		90	983	0	0	0	0	1		15		5	47

(56,201)		(622,306)		(47,985)	(529,669)	(6,500)	(62,642)	(36,877)	(355,944)	(19,822)		(206,328)		(38,098)	(394,245)
(15,966)		(176,821)		(50,059)	(555,191)	(204)	(1,953)	(228)	(2,208)	(70	)(g)	(730	)(g)	(518)	(5,464)
0		0		0	0	(475)	(4,604)	(377)	(3,680)	0		0		0	0
(17,570	)(e)	(194,055	)(e)	(2,917)	(32,229)	0	0	0	0	0		0		0	0
(4,434)		(49,106)		(3,216)	(35,476)	0	0	0	0	(825)		(8,580)		(1,028)	(10,667)
(707)		(7,833)		(803)	(8,852)	0	0	0	0	(69)		(713)		(92)	(953)
140,468		$1,557,510		44,102	$487,494	3,154	$30,277	(20,824)	$(200,457)	9,018		$94,020		7,039	$73,609

ANNUAL REPORT	MARCH 31, 2018	175

Notes to Financial Statements (Cont.)

	PIMCO Total Return ESG Fund
	Year Ended 03/31/2018		Year Ended 03/31/2017
	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	26,868	$244,397	29,095	$262,669
Class P	6,275	56,712	1,667	15,094
Administrative Class	3,546	31,887	1,089	9,878
Class D	0	0	0	0
Class A	0	0	0	0
Class C	0	0	0	0
Issued as reinvestment of distributions
Institutional Class	1,903	17,305	2,893	26,207
Class P	119	1,079	146	1,325
Administrative Class	53	477	140	1,264
Class D	0	0	0	0
Class A	0	0	0	0
Class C	0	0	0	0
Cost of shares redeemed
Institutional Class	(37,469)	(342,400)	(27,892)	(251,572)
Class P	(1,279)	(11,625)	(2,484)	(22,528)
Administrative Class	(1,578)	(14,367)	(4,732)	(42,768)
Class D	0	0	0	0
Class A	0	0	0	0
Class C	0	0	0	0
Net increase (decrease) resulting from Fund share transactions	(1,562)	$(16,535)	(78)	$(431)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	On March 23, 2018, 6,163 Class D shares in the amount of $66,438 converted into Class A shares of the Fund.
(b)	On March 23, 2018, 1,525 Class D shares in the amount of $15,927 converted into Class A shares of the Fund.
(c)	On March 23, 2018, 1,247 Class D shares in the amount of $7,390 converted into Class A shares of the Fund.
(d)	On March 23, 2018, 2,499 Class D shares in the amount of $25,836 converted into Class A shares of the Fund.
(e)	On March 23, 2018, 9,632 Class D shares in the amount of $106,088 converted into Class A shares of the Fund.
(f)	Administrative Class Shares liquidated at the close of business on January 31, 2018.
(g)	Class P Shares liquidated at the close of business on January 31, 2018.

The following table discloses the number of shareholders that own 10% or more of the outstanding shares of a Fund along with their respective percent ownership, if any, for the period ended March 31, 2018. Some of these shareholders may be considered related parties, which may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

	Shareholders that own 10% or more of outstanding shares		Total percentage of portfolio held by shareholders that own 10% or more of outstanding shares
	Non-Related Parties	Related Parties	Non-Related Parties	Related Parties
PIMCO Extended Duration Fund	0	2	0%	59%
PIMCO Long-Term U.S. Government Fund	0	2	0%	68%
PIMCO Mortgage-Backed Securities Fund	1	0	12%	0%
PIMCO Total Return ESG Fund	2	0	23%	0%

14. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

176	PIMCO BOND FUNDS

March 31, 2018

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of March 31, 2018, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

As of March 31, 2018, the components of distributable taxable earnings are as follows (amounts in thousands†):

	Undistributed Ordinary Income(1)	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(2)	Other Book-to-Tax Accounting Differences(3)	Accumulated Capital Losses(4)	Qualified Late-Year Loss Deferral - Capital(5)	Qualified Late-Year Loss Deferral - Ordinary(6)
PIMCO Extended Duration Fund	$9,615	$7,338	$(12,801)	$(38)	$0	$0	$0
PIMCO GNMA Fund	82	0	(14,984)	(160)	(56,788)	0	0
PIMCO Long Duration Total Return Fund	17,136	21,906	66,704	(30)	0	0	0
PIMCO Long-Term U.S. Government Fund	20,080	2,351	(30,913)	(51)	(107,406)	0	0
PIMCO Moderate Duration Fund	1,574	0	2,551	(214)	(47,695)	0	0
PIMCO Mortgage-Backed Securities Fund	137	0	954	(9)	(12,789)	0	0
PIMCO Mortgage Opportunities Fund	6,555	0	68,127	(800)	(82,279)	0	0
PIMCO Total Return Fund II	0	0	4,452	(174)	0	(7,438)	0
PIMCO Total Return Fund IV	0	0	(14,546)	(10)	(22,597)	0	0
PIMCO Total Return ESG Fund	0	0	(5,077)	(92)	0	(10,430)	(4,656)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Includes undistributed short-term capital gains, if any.
(2)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options and forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on swap contracts, sale/buyback transactions, convertible preferred securities, straddle loss deferrals, Passive Foreign Investment Companies (PFICs), and Lehman securities.

(3)

Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for organizational costs and distributions payable at fiscal year-end.

(4)	Capital losses available to offset future net capital gains expire in varying amounts as shown below.
(5)	Capital losses realized during the period November 1, 2017 through March 31, 2018 which the Funds elected to defer to the following taxable year pursuant to income tax regulations.
(6)	Specified losses realized during the period November 1, 2017 through March 31, 2018 which the Funds elected to defer to the following taxable year pursuant to income tax regulations.

Under the Regulated Investment Company Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considereed all short-term under previous law.

As of March 31, 2018, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†)(7):

	Short-Term	Long-Term
PIMCO Extended Duration Fund	$0	$0
PIMCO GNMA Fund	29,619	27,169
PIMCO Long Duration Total Return Fund	0	0
PIMCO Long-Term U.S. Government Fund*	43,333	64,073
PIMCO Moderate Duration Fund	24,623	23,072
PIMCO Mortgage-Backed Securities Fund	3,998	8,791
PIMCO Mortgage Opportunities Fund	60,146	22,133
PIMCO Total Return Fund II	0	0
PIMCO Total Return Fund IV	13,106	9,491
PIMCO Total Return ESG Fund	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)	*Portion of amount represents realized loss and recognized built-in loss under IRC 382-383, which is carried forward to future years to offset future realized gain subject to certain limitations.

ANNUAL REPORT	MARCH 31, 2018	177

Notes to Financial Statements (Cont.)

March 31, 2018

As of March 31, 2018, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(8)
PIMCO Extended Duration Fund	$1,946,434	$37,932	$(50,296)	$(12,364)
PIMCO GNMA Fund	1,118,466	10,367	(25,401)	(15,034)
PIMCO Long Duration Total Return Fund	4,467,840	178,114	(111,583)	66,531
PIMCO Long-Term U.S. Government Fund	1,846,671	28,387	(58,810)	(30,423)
PIMCO Moderate Duration Fund	1,644,084	52,403	(49,944)	2,459
PIMCO Mortgage-Backed Securities Fund	256,079	5,027	(4,038)	989
PIMCO Mortgage Opportunities Fund	5,933,402	184,983	(117,514)	67,469
PIMCO Total Return Fund II	955,131	12,439	(7,927)	4,512
PIMCO Total Return Fund IV	2,169,120	27,389	(42,026)	(14,637)
PIMCO Total Return ESG Fund	1,635,783	37,209	(42,153)	(4,944)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)

Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) on investments are attributable to open wash sale loss deferrals, unrealized gain or loss on certain futures, options and forward contracts, realized and unrealized gain (loss) swap contracts, sale/buyback transactions, convertible preferred securities, straddle loss deferrals, Passive Foreign Investment Companies (PFICs), and Lehman securities.

For the fiscal years ended March 31, 2018 and March 31, 2017, respectively, the Funds made the following tax basis distributions (amounts in thousands†):

	March 31, 2018			March 31, 2017
	Ordinary Income Distributions(9)	Long-Term Capital Gain Distributions	Return of Capital(10)	Ordinary Income Distributions(9)	Long-Term Capital Gain Distributions	Return of Capital(10)
PIMCO Extended Duration Fund	$52,484	$240	$0	$36,852	$9,594	$0
PIMCO GNMA Fund	18,186	0	0	21,199	0	0
PIMCO Long Duration Total Return Fund	118,812	72,271	0	162,297	92,705	0
PIMCO Long-Term U.S. Government Fund	45,142	193	0	30,726	0	0
PIMCO Moderate Duration Fund	24,094	0	0	29,639	0	0
PIMCO Mortgage-Backed Securities Fund	5,270	0	0	6,003	0	0
PIMCO Mortgage Opportunities Fund	121,436	0	0	119,073	0	0
PIMCO Total Return Fund II	15,755	0	719	26,501	0	475
PIMCO Total Return Fund IV	20,635	0	6,564	41,791	0	0
PIMCO Total Return ESG Fund	19,173	0	1,042	29,228	1,792	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(9)	Includes short-term capital gains distributed, if any.
(10)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

16. SUBSEQUENT EVENTS

On February 13, 2018, the Board approved a proposal to change the name of Class P for all Funds of the Trust that offer such class to I-2. The name change occurred on April 27, 2018.

On May 15, 2018, the Board approved a proposal to change the name of certain Funds as indicated in the table below. The name changes are expected to be effective on July 30, 2018.

Current Fund Name	New Fund Name
PIMCO GNMA Fund	PIMCO GNMA and Government Securities Fund
PIMCO Mortgage Opportunities Fund	PIMCO Mortgage Opportunities and Bond Fund

There were no other subsequent events identified that require recognition or disclosure.

178	PIMCO BOND FUNDS

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Funds and Shareholders of PIMCO Extended Duration Fund, PIMCO GNMA Fund, PIMCO Long Duration Total Return Fund, PIMCO Long-Term U.S. Government Fund, PIMCO Moderate Duration Fund, PIMCO Mortgage-Backed Securities Fund, PIMCO Mortgage Opportunities Fund, PIMCO Total Return Fund II, PIMCO Total Return ESG Fund and PIMCO Total Return Fund IV

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of PIMCO Extended Duration Fund, PIMCO GNMA Fund, PIMCO Long Duration Total Return Fund, PIMCO Long-Term U.S. Government Fund, PIMCO Moderate Duration Fund, PIMCO Mortgage-Backed Securities Fund, PIMCO Mortgage Opportunities Fund, PIMCO Total Return Fund II, PIMCO Total Return ESG Fund and PIMCO Total Return Fund IV (ten of the funds constituting PIMCO Funds, hereafter collectively referred to as the “Funds”) as of March 31, 2018, the related statements of operations for the year ended March 31, 2018, the statements of changes in net assets for each of the two years in the period ended March 31, 2018, and for PIMCO Extended Duration Fund, PIMCO Long Duration Total Return Fund, PIMCO Long-Term U.S. Government Fund and PIMCO Mortgage Opportunities Fund the statements of cash flows for the year ended March 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2018, for PIMCO Extended Duration Fund, PIMCO Long Duration Total Return Fund, PIMCO Long-Term U.S. Government Fund and PIMCO Mortgage Opportunities Fund, the results of each of their cash flows for the year then ended and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Kansas City, Missouri

May 24, 2018

We have served as the auditor of one or more investment companies in PIMCO Funds since 1987.

ANNUAL REPORT	MARCH 31, 2018	179

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FBF	Credit Suisse International	NOM	Nomura Securities International Inc.
BCY	Barclays Capital, Inc.	FICC	Fixed Income Clearing Corporation	RBC	Royal Bank of Canada
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	RCY	Royal Bank of Canada
BOM	Bank of Montreal	GRE	RBS Securities, Inc.	RYL	Royal Bank of Scotland Group PLC
BOS	Banc of America Securities LLC	GSC	Goldman Sachs & Co.	SAL	Citigroup Global Markets, Inc.
BPG	BNP Paribas Securities Corp.	GST	Goldman Sachs International	SCX	Standard Chartered Bank
BPS	BNP Paribas S.A.	HUS	HSBC Bank USA N.A.	SGY	Societe Generale, New York
BRC	Barclays Bank PLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	SOG	Societe Generale
BSN	Bank of Nova Scotia	JML	JP Morgan Securities Plc	SSB	State Street Bank and Trust Co.
CBK	Citibank N.A.	JPM	JP Morgan Chase Bank N.A.	TDM	TD Securities (USA) LLC
CIB	Canadian Imperial Bank of Commerce	JPS	JP Morgan Securities, Inc.	TOR	Toronto Dominion Bank
DEU	Deutsche Bank Securities, Inc.	MSB	Morgan Stanley Bank, N.A	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services, Inc.	UBS	UBS Securities LLC
FAR	Wells Fargo Bank National Association

Currency Abbreviations:
ARS	Argentine Peso	INR	Indian Rupee	PEN	Peruvian New Sol
AUD	Australian Dollar	JPY	Japanese Yen	RUB	Russian Ruble
BRL	Brazilian Real	KRW	South Korean Won	SEK	Swedish Krona
CAD	Canadian Dollar	MXN	Mexican Peso	THB	Thai Baht
DKK	Danish Krone	NGN	Nigerian Naira	TWD	Taiwanese Dollar
EUR	Euro	NOK	Norwegian Krone	USD (or $)	United States Dollar
GBP	British Pound	NZD	New Zealand Dollar	ZAR	South African Rand
ILS	Israeli Shekel

Exchange Abbreviations:
CBOT	Chicago Board of Trade	CME	Chicago Mercantile Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
12MTA	12 Month Treasury Average	EUR003M	3 Month EUR Swap Rate	MTGEFNCL	FNMA 30-Year Coupon Index
ABX.HE	Asset-Backed Securities Index - Home Equity	EUR006M	6 Month EUR Swap Rate	PNMR	Panamanian Mortgage Reference Rate
BP0001M	1 Month GBP-LIBOR	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	T1Y	1 Year Treasury
BP0003M	3 Month GBP-LIBOR	H15T3Y	3 Year US Treasury Yield Curve Constant Maturity Rate	US0001M	1 Month USD Swap Rate
CDX.HY	Credit Derivatives Index - High Yield	IOS.FN.550.08	2008 Fannie Mae 5.5% Interest Only Synthetic Total Return Swap Index	US0003M	3 Month USD Swap Rate
CDX.IG	Credit Derivatives Index - Investment Grade	IOS.FN.600.08	2008 Fannie Mae 6.0% Interest Only Synthetic Total Return Swap Index	US0006M	6 Month USD Swap Rate
CMBX	Commercial Mortgage-Backed Index	IOS.FN.650.67	Fannie Mae Interest Only Synthetics Total Return Swap Index	US0012M	12 Month USD Swap Rate
COF 11	Cost of Funds - 11th District of San Francisco	LIBOR01M	1 Month USD-LIBOR	USSW10	10 Year USSW Rate
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	LIBOR03M	3 Month USD-LIBOR

Municipal Bond or Agency Abbreviations:
NPFGC	National Public Finance Guarantee Corp.

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	PIK	Payment-in-Kind
AID	Agency International Development	DAC	Designated Activity Company	REMIC	Real Estate Mortgage Investment Conduit
ALT	Alternate Loan Trust	ESM	European Stability Mechanism	TBA	To-Be-Announced
BABs	Build America Bonds	EURIBOR	Euro Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles
BTP	Buoni del Tesoro Poliennali	LIBOR	London Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
CBO	Collateralized Bond Obligation	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	USSW	USD Swap Spread (Semiannual Fixed Rate vs. 3-Month LIBOR)
CDI	Brazil Interbank Deposit Rate	OAT	Obligations Assimilables du Trésor
CDO	Collateralized Debt Obligation	OIS	Overnight Index Swap

180	PIMCO BOND FUNDS

Federal Income Tax Information

(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Funds’ fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction.  Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Funds’ dividend distribution that qualifies under tax law. The percentage of the following Funds’ Fiscal 2018 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below:

Qualified Dividend Income.  Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentage of ordinary dividends paid during the fiscal year ended March 31, 2018 was designated as ‘qualified dividend income’ as defined in the Act subject to reduced tax rates in 2018:

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only).  Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2018 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2018 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

	Dividend Received Deduction%	Qualified Dividend Income%	Qualified Interest Income (000s† )	Qualified Short-Term Capital Gain (000s†)
PIMCO Extended Duration Fund	0.00%	0.00%	$9,102	$17,559
PIMCO GNMA Fund	0.00%	0.00%	18,186	0
PIMCO Long Duration Total Return Fund	0.00%	1.23%	113,714	0
PIMCO Long-Term U.S. Government Fund	0.00%	0.00%	39,565	5,578
PIMCO Moderate Duration Fund	1.66%	1.66%	24,094	0
PIMCO Mortgage-Backed Securities Fund	0.00%	0.00%	5,269	0
PIMCO Mortgage Opportunities Fund	0.00%	0.00%	121,437	0
PIMCO Total Return Fund II	2.50%	2.50%	15,267	487
PIMCO Total Return Fund IV	0.00%	0.00%	20,635	0
PIMCO Total Return ESG Fund	0.00%	0.00%	19,174	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2019, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2018.

ANNUAL REPORT	MARCH 31, 2018	181

Management of the Trust

The charts below identify the Trustees and executive officers of the Trust. Unless otherwise indicated, the address of all persons below is 650 Newport Center Drive, Newport Beach, CA 92660.

The Funds’ Statement of Additional Information includes more information about the Trustees and Officers. To request a free copy, call PIMCO at (888) 87-PIMCO or visit the Funds’ website at www.pimco.com.

Name, Year of Birth and Position Held with Trust*	Term of Office and Length of Time Served†	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Public Company and Investment Company Directorships Held by Trustee During the Past 5 Years

Interested Trustees[1]

Brent R. Harris (1959) Chairman of the Board and Trustee	02/1992 to present	Managing Director, PIMCO. Formerly, member of Executive Committee, PIMCO.	162	Chairman and Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT; Director, StocksPLUS® Management, Inc; and member of Board of Governors, Investment Company Institute.

Peter G. Strelow (1970) Trustee	05/2017 to present	Managing Director and Co-Chief Operating Officer, PIMCO. Formerly, Chief Administrative Officer, PIMCO.	141	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust.

Independent Trustees

George E. Borst (1948) Trustee	04/2015 to present	Executive Advisor, McKinsey & Company (since 10/14); Formerly, Executive Advisor, Toyota Financial Services (10/13-12/14); and CEO, Toyota Financial Services (1/01-9/13).	141	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust; Director, MarineMax Inc.

Jennifer Holden Dunbar (1963) Trustee	04/2015 to present	Managing Director, Dunbar Partners, LLC (business consulting and investments). Formerly, Partner, Leonard Green & Partners, L.P.	162	Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT; Director, PS Business Parks; Director, Big 5 Sporting Goods Corporation.

Kym M. Hubbard (1957) Trustee	02/2017 to present	Formerly, Global Head of Investments, Chief Investment Officer and Treasurer, Ernst & Young.	141	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust; Director, State Auto Financial Corporation.

Gary F. Kennedy (1955) Trustee	04/2015 to present	Formerly, Senior Vice President, General Counsel and Chief Compliance Officer, American Airlines and AMR Corporation (now American Airlines Group) (1/03-1/14).	141	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust.

Peter B. McCarthy (1950) Trustee	04/2015 to present	Formerly, Assistant Secretary and Chief Financial Officer, United States Department of Treasury; Deputy Managing Director, Institute of International Finance.	162	Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.

Ronald C. Parker (1951) Lead Independent Trustee	07/2009 to present Lead Independent Trustee - 02/2017 to present	Director of Roseburg Forest Products Company. Formerly, Chairman of the Board, The Ford Family Foundation; and President, Chief Executive Officer, Hampton Affiliates (forestry products).	162	Lead Independent Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust; Trustee, PIMCO Equity Series and PIMCO Equity Series VIT.

*	Unless otherwise noted, the information for the individuals listed is as of March 31, 2018.
[1]	Mr. Harris and Mr. Strelow are “interested persons” of the Trust (as that term is defined in the 1940 Act) because of their affiliations with PIMCO.
†	Trustees serve until their successors are duly elected and qualified.

182	PIMCO BOND FUNDS

(Unaudited)

Executive Officers

Name, Year of Birth and Position Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years*

Peter G. Strelow (1970) President	01/2015 to present Senior Vice President 11/2013 to 01/2015 Vice President 05/2008 to 11/2013	Managing Director and Co-Chief Operating Officer, PIMCO. President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Chief Administrative Officer, PIMCO.

David C. Flattum (1964) Chief Legal Officer	11/2006 to present	Managing Director and General Counsel, PIMCO. Chief Legal Officer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Formerly, Managing Director, Chief Operating Officer and General Counsel, Allianz Asset Management of America L.P.

Jennifer E. Durham (1970) Chief Compliance Officer	07/2004 to present	Managing Director and Chief Compliance Officer, PIMCO. Chief Compliance Officer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.

Brent R. Harris (1959) Senior Vice President	01/2015 to present President 03/2009 to 01/2015	Managing Director, PIMCO. Senior Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Formerly, member of Executive Committee, PIMCO.

Joshua D. Ratner (1976)** Vice President - Senior Counsel, Secretary	11/2013 to present Assistant Secretary 10/2007 to 01/2011	Executive Vice President and Deputy General Counsel, PIMCO. Chief Legal Officer, PIMCO Investments LLC. Vice President - Senior Counsel, Secretary, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Vice President, Secretary and Chief Legal Officer, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.

Ryan G. Leshaw (1980) Assistant Secretary	05/2012 to present	Senior Vice President and Senior Counsel, PIMCO. Assistant Secretary, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Associate, Willkie Farr & Gallagher LLP.

Wu-Kwan Kit (1981) Assistant Secretary	08/2017 to present	Vice President and Counsel, PIMCO. Assistant Secretary, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Assistant General Counsel, VanEck Associates Corp.

Stacie D. Anctil (1969) Vice President	05/2015 to present Assistant Treasurer 11/2003 to 05/2015	Executive Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.

William G. Galipeau (1974) Vice President	11/2013 to present	Executive Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.

Eric D. Johnson (1970)** Vice President	05/2011 to present	Executive Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.

Henrik P. Larsen (1970) Vice President	02/1999 to present	Senior Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.

Bijal Y. Parikh (1978) Vice President	02/2017 to present	Senior Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.

Greggory S. Wolf (1970) Vice President	05/2011 to present	Senior Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.

Trent W. Walker (1974) Treasurer	11/2013 to present Assistant Treasurer 05/2007 to 11/2013	Executive Vice President, PIMCO. Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.

Erik C. Brown (1967) Assistant Treasurer	02/2001 to present	Executive Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.

Colleen D. Miller (1980)** Assistant Treasurer	02/2017 to present	Senior Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Vice President Cohen & Steers Capital Management.

Christopher M. Morin (1980) Assistant Treasurer	08/2016 to present	Senior Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.

ANNUAL REPORT	MARCH 31, 2018	183

Management of the Trust (Cont.)

(Unaudited)

Name, Year of Birth and Position Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years*

Jason J. Nagler (1982)** Assistant Treasurer	05/2015 to present	Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Head of Mutual Fund Reporting, GMO and Assistant Treasurer, GMO Trust and GMO Series Trust Funds.

*

The term “PIMCO-Sponsored Closed-End Funds” as used herein includes: PIMCO California Municipal Income Fund, PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III, PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO New York Municipal Income Fund, PIMCO New York Municipal Income Fund II, PIMCO New York Municipal Income Fund III, PCM Fund Inc., PIMCO Corporate & Income Opportunity Fund, PIMCO Corporate & Income Strategy Fund, PIMCO Dynamic Credit and Mortgage Income Fund, PIMCO Dynamic Income Fund, PIMCO Global StocksPLUS® & Income Fund, PIMCO High Income Fund, PIMCO Income Opportunity Fund, PIMCO Income Strategy Fund, PIMCO Income Strategy Fund II and PIMCO Strategic Income Fund, Inc.; the term “PIMCO-Sponsored Interval Funds” as used herein includes: PIMCO Flexible Credit Income Fund and PIMCO Flexible Municipal Income Fund.

**	The address of these officers is Pacific Investment Management Company LLC, 1633 Broadway, New York, New York 10019.

184	PIMCO BOND FUNDS

Privacy Policy1

(Unaudited)

The Funds2,3 consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ non-public personal information. The Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

OBTAINING PERSONAL INFORMATION

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers or sub-advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial advisor or consultant, and/or from information captured on applicable websites.

RESPECTING YOUR PRIVACY

As a matter of policy, the Funds do not disclose any non-public personal information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Funds or their affiliates may also retain non-affiliated companies to market Fund shares or products which use Fund shares and enter into joint marketing arrangements with them and other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm and/or financial advisor or consultant.

SHARING INFORMATION WITH THIRD PARTIES

The Funds reserve the right to disclose or report personal or account information to non-affiliated third parties in limited circumstances where the Funds believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to protect their rights or property, or upon reasonable request by any fund advised by PIMCO in which a shareholder has invested. In addition, the Funds may disclose information about a shareholder or a shareholder’s accounts to a non-affiliated third party at the shareholder’s request or with the consent of the shareholder.

SHARING INFORMATION WITH AFFILIATES

The Funds may share shareholder information with their affiliates in connection with servicing shareholders’ accounts, and subject to applicable law may provide shareholders with information about products and services that the Funds or their Advisers, distributors or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds may share may include, for example, a shareholder’s participation in the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), information about the Funds’ experiences or transactions with a shareholder, information captured on applicable websites, or other data about a shareholder’s accounts, subject to applicable law. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

PROCEDURES TO SAFEGUARD PRIVATE INFORMATION

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have implemented procedures that are designed to restrict access to a shareholder’s non-public personal information to internal personnel who need to know that information to perform their jobs, such as servicing shareholder accounts or notifying shareholders of new products or services. Physical, electronic and procedural safeguards are in place to guard a shareholder’s non-public personal information.

INFORMATION COLLECTED FROM WEBSITES

Websites maintained by the Funds or their service providers may use a variety of technologies to collect information that help the Funds and their service providers understand how the website is used. Information collected from your web browser (including small files stored on your device that are commonly referred to as “cookies”) allow the websites to recognize your web browser and help to personalize and improve your user experience and enhance navigation of the website. In addition, the Funds or their Service Affiliates may use third parties to place advertisements for the Funds on other websites, including banner advertisements. Such third parties may collect anonymous information through the use of cookies or action tags (such as web beacons). The information these third parties collect is generally limited to technical and web navigation information, such as your IP address, web pages visited and browser type, and does not include personally identifiable information such as name, address, phone number or email address. If you are a registered user of the Funds’ website, the Funds or their service providers or third party firms engaged by the Funds or their service providers may collect or share

ANNUAL REPORT	MARCH 31, 2018	185

Privacy Policy1 (Cont.)

(Unaudited)

information submitted by you, which may include personally identifiable information. This information can be useful to the Funds when assessing and offering services and website features. You can change your cookie preferences by changing the setting on your web browser to delete or reject cookies. If you delete or reject cookies, some website pages may not function properly. The Funds do not look for web browser “do not track” requests.

CHANGES TO THE PRIVACY POLICY

From time to time, the Funds may update or revise this privacy policy. If there are changes to the terms of this privacy policy, documents containing the revised policy on the relevant website will be updated.

1 Amended as of February 14, 2017.

2 PIMCO Investments LLC (“PI”) serves as the Funds’ distributor. This Privacy Policy applies to the activities of PI to the extent that PI regularly effects or engages in transactions with or for a Fund shareholder who is the record owner of such shares. For purposes of this Privacy Policy, references to “the Funds” shall include PI when acting in this capacity.

3 When distributing this Policy, a Fund may combine the distribution with any similar distribution of its investment adviser’s privacy policy. The distributed, combined policy may be written in the first person (i.e., by using “we” instead of “the Funds”).

186	PIMCO BOND FUNDS

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

DST Asset Manager Solutions, Inc.

Institutional Class, Class P, Administrative Class

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

DST Asset Manager Solutions, Inc.

Class A, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PF3002AR_033118

PIMCO Funds

Annual Report

March 31, 2018

Credit Bond Funds

PIMCO Credit Absolute Return Fund

PIMCO Diversified Income Fund

PIMCO High Yield Spectrum Fund

PIMCO Long-Term Credit Fund

PIMCO Low Duration Income Fund

PIMCO Senior Floating Rate Fund

PIMCO Preferred and Capital Securities Fund

(1)	Consolidated Schedule of Investments

* Prior to January 16, 2018, the PIMCO Preferred and Capital Securities Fund was named the PIMCO Capital Securities and Financials Fund.

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

Following is the PIMCO Funds Annual Report, which covers the 12-month reporting period ended March 31, 2018. On the subsequent pages you will find specific details regarding investment results and a discussion of factors that most affected performance over the reporting period.

For the 12-month reporting period ended March 31, 2018

The U.S. economy continued to expand during the reporting period. Looking back, U.S. gross domestic product (GDP) expanded at an annual pace of 3.1%, 3.2% and 2.9% during the second, third and fourth quarters of 2017, respectively. The Commerce Department’s initial reading — released after the reporting period had ended — showed that first quarter 2018 GDP grew at an annual pace of 2.3%.

The Federal Reserve (Fed) continued to normalize monetary policy during the reporting period. After raising interest rates in March and June 2017, the Fed again raised rates in December, moving the federal funds rate up to a range between 1.25% and 1.50%. In addition, in October 2017, the Fed started to reduce its balance sheet. Finally, at its March 2018 meeting, the Fed again increased rates to a range between 1.50% and 1.75%. The Fed also indicated that it expected to make two additional rate hikes in 2018, although this will be data-dependent.

Economic activity outside the U.S. also accelerated during the reporting period. Regardless, the European Central Bank (ECB) and Bank of Japan maintained their highly accommodative monetary policies. Other central banks took a more hawkish stance. In November 2017, the Bank of England instituted its first rate hike since 2007, and the Bank of Canada raised rates twice during the reporting period. Meanwhile, the ECB indicated that it may pare back its quantitative easing program in 2018.

The U.S. Treasury yield curve flattened during the reporting period, as short-term rates moved up more than their longer-term counterparts. The increase in rates at the short end of the yield curve was mostly due to Fed interest rate hikes. The yield on the benchmark 10-year U.S. Treasury note was 2.74% at the end of the reporting period, up from 2.40% on March 31, 2017. U.S. Treasuries, as measured by the Bloomberg Barclays U.S. Treasury Index, returned 0.43% over the 12 months ended March 31, 2018. Meanwhile the Bloomberg Barclays U.S. Aggregate Bond Index, a widely used index of U.S. investment grade bonds, returned 1.20% over the period. Riskier fixed income asset classes, including high yield corporate bonds and emerging market debt, outperformed the broad U.S. market. While there were periods of volatility, they performed well given overall solid investor demand. The ICE BofAML U.S. High Yield Index returned 3.69% over the reporting period, whereas emerging market external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 3.34% over the reporting period. Emerging market local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 12.99% over the reporting period.

Global equities generally rose over the first 10 months of the period. This rally was driven by a number of factors, including improving global growth, corporate profits that often exceeded expectations and, in the U.S., optimism surrounding the passage of a tax reform bill in December 2017. However, a portion of those gains were given back during the final two months of the period. This was partially due to concerns over less accommodative central bank policies and fears of a trade war. All told, U.S. equities, as represented by the S&P 500 Index, returned 13.99% over the reporting period. Emerging market equities, as measured by the MSCI Emerging Markets Index, returned 24.93% over the period, whereas global equities, as represented by the MSCI World Index, returned 13.59%. Elsewhere, Japanese equities, as represented by the Nikkei 225 Index, returned 15.50% over the reporting period and European equities, as represented by the MSCI Europe Index, returned -0.43%.

Commodity prices fluctuated but generally moved higher during the 12 months ended March 31, 2018. When the reporting period began, crude oil was approximately $51 a barrel. By the end of the period it was roughly $65 a

2	PIMCO CREDIT BOND FUNDS

barrel. This ascent was driven in part by planned and observed production cuts by OPEC and the collapse in Venezuelan oil production, as well as good global growth maintaining demand. Elsewhere, gold and copper prices also moved higher over the reporting period.

Finally, during the reporting period, there were periods of volatility in the foreign exchange markets, possibly due, at least in part, to signs of improving global growth, decoupling central bank policies, and a number of geopolitical events. The U.S. dollar generally weakened against other major currencies over the reporting period. For example, the U.S. dollar fell 15.05%, 12.16% and 4.55% versus the euro, British pound and Japanese yen, respectively, during the 12 months ended March 31, 2018.

Thank you for the assets you have placed with us. We deeply value your trust, and we work diligently to meet your broad investment needs. For any questions regarding your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO. We also invite you to visit our website at www.pimco.com to learn more about our global viewpoints.

Sincerely, Brent R. Harris Chairman of the Board PIMCO Funds May 24, 2018

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

ANNUAL REPORT	MARCH 31, 2018	3

Important Information About the Funds

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO Credit Absolute Return Fund, PIMCO Diversified Income Fund, PIMCO High Yield Spectrum Fund, PIMCO Long-Term Credit Fund, PIMCO Low Duration Income Fund, PIMCO Senior Floating Rate Fund and PIMCO Preferred and Capital Securities Fund (each a “Fund” and collectively, the “Funds”).

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Funds may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the U.S. and many parts of the world, including certain European countries, are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014 and has begun, and may continue, to raise interest rates. To the extent the Fed continues to raise rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, a Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Funds may be subject to various risks as described in each Fund’s prospectus and in the Principal Risks in the Notes to Financial Statements.

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

On each individual Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. In addition, with respect to the PIMCO Senior Floating Rate Fund, the Average Annual Total Return table does not reflect any redemption fees that would have applied for shares that are held 30 or fewer calendar days. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. Class C shares are subject to a 1% CDSC, which may apply in the first year. The Cumulative Returns chart reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class A and Class C, if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The minimum initial investment amount for Institutional Class, Class P and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A and Class C shares is $1,000. Each Fund measures its performance against at least one broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance averages of funds that are tracked by Lipper that have the same fund classification. Each benchmark index and Lipper Average does not take into account fees, expenses or taxes. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. There is no assurance that any Fund, including any Fund that has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) a Fund’s total return in excess of that of the Fund’s benchmark between reporting periods or 2) a Fund’s total return in excess of the Fund’s historical returns between reporting periods. Unusual performance is defined as a significant change in a Fund’s performance as compared to one or more previous reporting periods.

4	PIMCO CREDIT BOND FUNDS

The following table discloses the inception dates of each Fund and its respective share classes along with each Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	Class P*	Administrative Class	Class A**	Class C	Diversification Status
PIMCO Credit Absolute Return Fund	08/31/11	08/31/11	08/31/11	—	08/31/11	08/31/11	Diversified
PIMCO Diversified Income Fund	07/31/03	07/31/03	04/30/08	10/29/04	07/31/03	07/31/03	Diversified
PIMCO High Yield Spectrum Fund	09/15/10	09/15/10	09/15/10	—	09/15/10	09/15/10	Diversified
PIMCO Long-Term Credit Fund	03/31/09	03/31/09	02/29/12	—	—	—	Diversified
PIMCO Low Duration Income Fund	07/30/04	07/30/04	04/30/08	—	07/30/04	09/30/04	Diversified
PIMCO Senior Floating Rate Fund	04/29/11	04/29/11	04/29/11	—	04/29/11	04/29/11	Diversified
PIMCO Preferred and Capital Securities Fund	04/13/15	04/13/15	04/13/15	—	04/13/15	—	Diversified

*	See the Subsequent Events Note in the Notes to Financial Statements for information regarding the name of Class P.
**	Effective March 23, 2018, Class D shares were automatically converted into Class A shares of the same Fund.

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus nor a Fund’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Trust files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of each Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. A copy of each Fund’s Form N-Q is also available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Funds’ website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ANNUAL REPORT	MARCH 31, 2018	5

PIMCO Credit Absolute Return Fund

Institutional Class - PCARX	Class A - PZCRX
Class P - PPCRX	Class C - PCCRX

Cumulative Returns Through March 31, 2018

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 03/31/2018†§

Corporate Bonds & Notes	45.7%
U.S. Treasury Obligations	24.1%
Loan Participations and Assignments	10.6%
Short-Term Instruments‡	7.1%
Non-Agency Mortgage-Backed Securities	5.9%
Asset-Backed Securities	5.8%
Other	0.8%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended March 31, 2018
	1 Year	5 Years	Fund Inception (08/31/11)
PIMCO Credit Absolute Return Fund Institutional Class	4.38%	2.79%	3.73%
PIMCO Credit Absolute Return Fund Class P	4.33%	2.70%	3.63%
PIMCO Credit Absolute Return Fund Class A	4.03%	2.38%	3.32%
PIMCO Credit Absolute Return Fund Class A (adjusted)	0.15%	1.59%	2.72%
PIMCO Credit Absolute Return Fund Class C	3.13%	1.61%	2.54%
PIMCO Credit Absolute Return Fund Class C (adjusted)	2.13%	1.61%	2.54%
3 Month USD LIBOR Index	1.38%	0.60%	0.56%
Lipper Alternative Credit Focus Funds Average	2.92%	1.93%	2.95%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

The Fund’s total annual operating expense ratio in effect as of period end were 0.91% for Institutional Class shares, 1.01% for Class P shares, 1.31% for Class A shares, and 2.06% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Credit Absolute Return Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Security selection, industry and sector allocation, and management of market risk within and across credit and corporate markets are expected to be the main drivers of returns over time. “Fixed Income Instruments” include bonds, debt securities, bank loans and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Long exposure to non-agency MBS was positive for performance, as these securities rallied.

»	Long exposure to banking was positive for performance, as the sector posted positive absolute returns.

»	Long exposure to building materials was positive for performance, as the sector posted positive absolute returns.

»	Long exposure to insurance P&C (Property and Casualty) was positive for performance, as the sector posted positive absolute returns.

»	Long exposure to technology was positive for performance, as the sector posted positive absolute returns.

»	Interest rate duration was negative for performance, as interest rates rose.

6	PIMCO CREDIT BOND FUNDS

PIMCO Diversified Income Fund

Institutional Class - PDIIX	Class A - PDVAX
Class P - PDVPX	Class C - PDICX
Administrative Class - PDAAX

Cumulative Returns Through March 31, 2018

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 03/31/2018†§

Corporate Bonds & Notes	35.2%
U.S. Treasury Obligations	18.1%
Sovereign Issues	12.2%
Short-Term Instruments‡	10.7%
Non-Agency Mortgage-Backed Securities	7.6%
U.S. Government Agencies	6.1%
Asset-Backed Securities	5.9%
Loan Participations and Assignments	3.6%
Other	0.6%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended March 31, 2018
	1 Year	5 Years	10 Years	Fund Inception (07/31/03)
PIMCO Diversified Income Fund Institutional Class	4.75%	4.21%	6.79%	7.13%
PIMCO Diversified Income Fund Class P	4.64%	4.10%	6.69%	7.03%
PIMCO Diversified Income Fund Administrative Class	4.49%	3.95%	6.53%	6.87%
PIMCO Diversified Income Fund Class A	4.33%	3.79%	6.37%	6.70%
PIMCO Diversified Income Fund Class A (adjusted)	0.42%	3.00%	5.96%	6.42%
PIMCO Diversified Income Fund Class C	3.56%	3.02%	5.58%	5.91%
PIMCO Diversified Income Fund Class C (adjusted)	2.56%	3.02%	5.58%	5.91%
Bloomberg Barclays Global Credit Hedged USD Index	3.11%	3.67%	5.48%	5.27%
1/3 each-Bloomberg Barclays Global Aggregate Credit ex Emerging Markets, USD Hedged; ICE BofAML BB-B Rated Developed Markets High Yield Constrained Index, USD Hedged; and JPMorgan EMBI Global, USD Hedged±	3.44%	4.22%	6.68%	6.85%
Lipper Multi-Sector Income Funds Average	3.29%	2.92%	5.14%	5.49%

All Fund returns are net of fees and expenses.

± The Bank of America Merrill Lynch Global Research fixed income index platform was acquired by the Intercontinental Exchange in October 2017 and renamed to ICE BofAML. This change does not impact the manner in which the indices are constructed.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratio in effect as of period end were 0.77% for Institutional Class shares, 0.87% for Class P shares, 1.02% for Administrative Class shares, 1.17% for Class A shares, and 1.92% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Diversified Income Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Exposure to non-agency residential mortgage-backed securities (RMBS) contributed to performance, as the sector outperformed the benchmark.

»	Exposure to a select emerging market corporate bond that was recently restructured contributed to performance during the period.

»	Underweight exposure to the U.S. yield curve benefitted performance, as U.S. Treasury rates increased.

»	Underweight exposure to emerging market Venezuelan external debt contributed to performance, as the sector underperformed during the period.

»	Overweight exposure to high yield banking benefitted performance, as the sector outperformed during the period.

»	Underweight exposure to investment grade industrials detracted from performance, as the sector outperformed during the period.

ANNUAL REPORT	MARCH 31, 2018	7

PIMCO High Yield Spectrum Fund

Institutional Class - PHSIX	Class A - PHSAX
Class P - PHSPX	Class C - PHSCX

Cumulative Returns Through March 31, 2018

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 03/31/2018†§

Corporate Bonds & Notes	88.9%
Short-Term Instruments‡	9.8%
Loan Participations and Assignments	0.9%
Preferred Securities	0.2%
Convertible Bonds & Notes	0.1%
Other	0.1%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended March 31, 2018
	1 Year	5 Years	Fund Inception (09/15/10)
PIMCO High Yield Spectrum Fund Institutional Class	4.15%	5.21%	7.32%
PIMCO High Yield Spectrum Fund Class P	4.05%	5.11%	7.21%
PIMCO High Yield Spectrum Fund Class A	3.79%	4.85%	6.94%
PIMCO High Yield Spectrum Fund Class A (adjusted)	(0.13)%	4.05%	6.40%
PIMCO High Yield Spectrum Fund Class C	3.02%	4.07%	6.15%
PIMCO High Yield Spectrum Fund Class C (adjusted)	2.04%	4.07%	6.15%
ICE BofAML Developed Markets High Yield Constrained (USD Hedged) Index±	4.35%	5.53%	7.33%
Lipper High Yield Funds Average	3.25%	3.86%	5.69%	♦

All Fund returns are net of fees and expenses.

± The Bank of America Merrill Lynch Global Research fixed income index platform was acquired by the Intercontinental Exchange in October 2017 and renamed to ICE BofAML. This change does not impact the manner in which the indices are constructed.

♦ Average annual total return since 09/30/2010.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

The Fund’s total annual operating expense ratio in effect as of period end were 0.61% for Institutional Class shares, 0.71% for Class P shares, 0.96% for Class A shares, and 1.71% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO High Yield Spectrum Fund seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities (“junk bonds”), which may be represented by convertibles, warrants, forwards, or derivatives such as swap agreements, rated below investment grade by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest, without limitation, in Fixed Income Instruments and other securities of any rating below investment grade as rated by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Security selection in banking benefited performance, as the Fund’s banking positions outperformed the broader sector.

»	Security selection in healthcare added to performance, as the Fund’s healthcare positions outperformed the broader sector.

»	Underweight exposure to telecommunications was positive for performance, as the sector underperformed the broader market.

»	Security selection in retail detracted from performance, as the Fund’s retail positions underperformed the broader sector.

»	Underweight exposure to finance/insurance was a negative for performance, as the sector outperformed the broader market.

»	Underweight exposure to utilities was negative for performance, as the sector outperformed the broader market.

8	PIMCO CREDIT BOND FUNDS

PIMCO Long-Term Credit Fund

Institutional Class - PTCIX
Class P - PLCPX

Cumulative Returns Through March 31, 2018

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 03/31/2018†§

Corporate Bonds & Notes	56.7%
U.S. Treasury Obligations	25.4%
Short-Term Instruments‡	4.8%
Loan Participations and Assignments	3.5%
U.S. Government Agencies	3.0%
Other	6.6%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended March 31, 2018
	1 Year	5 Years	Fund Inception (03/31/09)
PIMCO Long-Term Credit Fund Institutional Class	6.76%	5.80%	10.84%
PIMCO Long-Term Credit Fund Class P	6.66%	5.69%	10.73%
Bloomberg Barclays U.S. Long Credit Index	6.16%	4.67%	9.49%
Lipper General Bond Funds Average	2.77%	2.85%	7.64%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratio in effect as of period end were 0.72% for Institutional Class shares, and 0.82% for Class P shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Long-Term Credit Fund seeks total return which exceeds that of its benchmark, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	A yield curve flattening position was positive for performance, as the yield curve flattened.

»	Long exposure to investment grade CDX, or a basket of single-name investment grade credit default swaps, was positive for performance, as CDX spreads tightened.

»	Overweight exposure to pipelines/midstream energy was positive for performance, as the sector outperformed the broader market.

»	A tactical allocation to non-agency MBS was positive for performance, as the sector spreads tightened more than the broader IG Long Credit index (Bloomberg Barclays U.S. Long Credit Index).

»	Underweight exposure to energy was negative for performance, as the sector outperformed the broader market.

»	Underweight exposure to healthcare/pharmaceuticals was negative for performance, as the sector outperformed the broader market.

ANNUAL REPORT	MARCH 31, 2018	9

PIMCO Low Duration Income Fund

Institutional Class - PFIIX	Class A - PFIAX
Class P - PFTPX	Class C - PFNCX

Cumulative Returns Through March 31, 2018

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 03/31/2018†§

Corporate Bonds & Notes	29.4%
Asset-Backed Securities	21.0%
Non-Agency Mortgage-Backed Securities	14.3%
Short-Term Instruments‡	13.9%
U.S. Government Agencies	8.3%
U.S. Treasury Obligations	6.4%
Loan Participations and Assignments	3.3%
Sovereign Issues	3.1%
Other	0.3%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended March 31, 2018
	1 Year	5 Years	10 Years	Fund Inception (07/30/04)
PIMCO Low Duration Income Fund Institutional Class	4.29%	3.40%	4.12%	3.87%
PIMCO Low Duration Income Fund Class P	4.19%	3.30%	4.01%	3.77%
PIMCO Low Duration Income Fund Class A	3.87%	2.99%	3.70%	3.45%
PIMCO Low Duration Income Fund Class A (adjusted)	1.59%	2.52%	3.47%	3.28%
PIMCO Low Duration Income Fund Class C	3.56%	2.69%	3.39%	3.14%
PIMCO Low Duration Income Fund Class C (adjusted)	2.56%	2.69%	3.39%	3.14%
Bloomberg Barclays U.S. Aggregate 1-3 Years Index	0.25%	0.78%	1.69%	2.41%	♦
3 Month USD LIBOR Indexª	1.38%	0.60%	0.74%	1.70%
Lipper Short Investment Grade Debt Funds Average	0.85%	0.93%	2.00%	2.35%	♦

All Fund returns are net of fees and expenses.

♦ Average annual total return since 07/31/2004.

ª Prior to January 23, 2017, the Fund’s primary benchmark was the 3 Month USD LIBOR Index.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratio in effect as of period end were 0.58% for Institutional Class shares, 0.68% for Class P shares, 0.98% for Class A shares, and 1.28% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Low Duration Income Fund seeks to maximize current income, with long-term capital appreciation as a secondary objective, by investing under normal circumstances at least 65% of its total assets in a multi-sector portfolio of Fixed Income Securities of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Positions in non-agency mortgage-backed securities (MBS) contributed to performance, as total returns in these securities were positive.

»	U.S. interest rate strategies, including U.S. cash carry, contributed to performance, as 3-month LIBOR rose.

»	Exposure to high-yield corporate credit contributed to performance, as these securities generally posted positive total returns.

»	Exposure to U.S. dollar denominated emerging market debt contributed to performance, as these securities generally posted positive total returns.

»	A long U.S. dollar bias versus the Japanese yen detracted from performance in the beginning of the reporting period, as the Japanese yen appreciated.

»	Short duration exposure in Japan detracted from performance, as intermediate interest rates in Japan fell.

10	PIMCO CREDIT BOND FUNDS

PIMCO Senior Floating Rate Fund

Institutional Class - PSRIX	Class A - PSRZX
Class P - PSRPX	Class C - PSRWX

Cumulative Returns Through March 31, 2018

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 03/31/2018†§

Loan Participations and Assignments	89.2%
Corporate Bonds & Notes	6.5%
Short-Term Instruments‡	4.3%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended March 31, 2018
	1 Year	5 Years	Fund Inception (04/29/11)
PIMCO Senior Floating Rate Fund Institutional Class	3.66%	3.14%	3.72%
PIMCO Senior Floating Rate Fund Class P	3.56%	3.03%	3.62%
PIMCO Senior Floating Rate Fund Class A	3.35%	2.83%	3.41%
PIMCO Senior Floating Rate Fund Class A (adjusted)	1.01%	2.05%	2.84%
PIMCO Senior Floating Rate Fund Class C	2.58%	2.06%	2.65%
PIMCO Senior Floating Rate Fund Class C (adjusted)	1.59%	2.06%	2.65%
J.P. Morgan BB/B Leveraged Loan Index	4.49%	3.94%	4.27%
Lipper Loan Participation Funds Average	3.75%	3.16%	3.53%	♦

All Fund returns are net of fees and expenses.

♦ Average annual total return since 04/30/2011.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

The Fund’s total annual operating expense ratio in effect as of period end were 0.74% for Institutional Class shares, 0.84% for Class P shares, 1.04% for Class A shares, and 1.79% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Senior Floating Rate Fund seeks a high level of current income, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of floating or adjustable rate senior secured loans, senior corporate debt and other senior Fixed Income Instruments that effectively enable the Fund to achieve a floating rate of income. “Fixed Income Instruments” include bank loans, bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Tactical allocation to high yield bonds detracted from performance, as the asset class underperformed bank loans during the period.

»	Security selection in the raw materials sector detracted from performance, as an off-benchmark position in a coal mining and power company underperformed during the period.

»	Security selection in healthcare detracted from performance, as an underweight position in a dialysis center operator underperformed during the period.

»	Security selection in diversified media contributed to performance, as an advertising and marketing company outperformed during the period.

»	Security selection in technology contributed to performance, as a business process outsourcing technology company outperformed during the period.

»	Overweight allocation to housing contributed to performance, as the sector outperformed during the period.

ANNUAL REPORT	MARCH 31, 2018	11

PIMCO Preferred and Capital Securities Fund

Institutional Class - PFINX	Class A - PFANX
Class P - PFPNX

Cumulative Returns Through March 31, 2018

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 03/31/2018†§

Corporate Bonds & Notes	84.2%
Short-Term Instruments‡	11.3%
Preferred Securities	3.4%
Convertible Bonds & Notes	0.6%
Common Stocks	0.5%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended March 31, 2018
	1 Year	Fund Inception (04/13/15)
PIMCO Preferred and Capital Securities Fund Institutional Class	8.28%	7.08%
PIMCO Preferred and Capital Securities Fund Class P	8.27%	7.00%
PIMCO Preferred and Capital Securities Fund Class A	7.88%	6.70%
PIMCO Preferred and Capital Securities Fund Class A (adjusted)	3.82%	5.34%
70% ICE BofAML 8% Constrained Core West Preferred & Jr Subordinated Securities Index (P8JC) and 30% ICE BofAML Contingent Capital Index (COCO)±	6.14%	5.98%
Lipper Flexible Income Funds Average	3.73%	3.86%	♦

All Fund returns are net of fees and expenses.

± The Bank of America Merrill Lynch Global Research fixed income index platform was acquired by the Intercontinental Exchange in October 2017 and renamed to ICE BofAML. This change does not impact the manner in which the indices are constructed.

♦ Average annual total return since 04/30/2015.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

The Fund’s total annual operating expense ratio in effect as of period end, which includes the Acquired Fund Fees and Expenses (Commodity Subsidiary Expenses), were 0.87% for Institutional Class shares, 0.97% for Class P shares, and 1.22% for Class A. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Preferred and Capital Securities Fund seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of preferred securities and Capital Securities. “Capital Securities” include securities issued by U.S. and non-U.S. financial institutions (including, but not limited to, banks and insurance companies) that can be used to satisfy their regulatory capital requirements. Capital Securities may be represented by forwards or derivatives such as options, futures contracts or swap agreements. The Fund will invest under normal circumstances at least 25% of its net assets in preferred securities. Assets not invested in preferred securities or Capital Securities may be invested in other types of Fixed Income Instruments, including derivative Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Overweight exposure to U.K. Additional Tier 1 securities was positive for performance, as these issues outperformed the broader capital securities market.

»	Underweight exposure to non-financials was positive for performance, as these issues underperformed the broader capital securities market.

»	Underweight exposure to US Preferred securities was positive for performance, as these issues underperformed the broader capital securities market.

»	Overweight exposure to Tier 2 securities was positive for performance, as these issues outperformed the broader capital securities market.

»	Underweight exposure to Legacy Tier 1 issues was negative for performance, as these securities outperformed the broader capital securities market.

»	Underweight exposure to Brazilian Additional Tier 1 securities was negative for performance, as these issues outperformed the broader capital securities market.

12	PIMCO CREDIT BOND FUNDS

Expense Examples

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from October 1, 2017 to March 31, 2018 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any Acquired Fund Fees and Expenses or transactional costs, such as sales charges (loads) on purchase payments and exchange fees, if any. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (10/01/17)	Ending Account Value (03/31/18)	Expenses Paid During Period*	Beginning Account Value (10/01/17)	Ending Account Value (03/31/18)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO Credit Absolute Return Fund
Institutional Class	$1,000.00	$1,006.10	$4.60	$1,000.00	$1,020.34	$4.63	0.92%
Class P	1,000.00	1,006.70	5.10	1,000.00	1,019.85	5.14	1.02
Class A	1,000.00	1,005.20	6.60	1,000.00	1,018.35	6.64	1.32
Class C	1,000.00	1,000.60	10.32	1,000.00	1,014.61	10.40	2.07
PIMCO Diversified Income Fund
Institutional Class	$1,000.00	$1,001.50	$3.84	$1,000.00	$1,021.09	$3.88	0.77%
Class P	1,000.00	1,001.00	4.34	1,000.00	1,020.59	4.38	0.87
Administrative Class	1,000.00	1,000.30	5.09	1,000.00	1,019.85	5.14	1.02
Class A	1,000.00	999.50	5.83	1,000.00	1,019.10	5.89	1.17
Class C	1,000.00	995.80	9.55	1,000.00	1,015.36	9.65	1.92
PIMCO High Yield Spectrum Fund
Institutional Class	$1,000.00	$995.70	$3.04	$1,000.00	$1,021.89	$3.07	0.61%
Class P	1,000.00	995.20	3.53	1,000.00	1,021.39	3.58	0.71
Class A	1,000.00	994.00	4.77	1,000.00	1,020.14	4.84	0.96
Class C	1,000.00	990.30	8.49	1,000.00	1,016.40	8.60	1.71

ANNUAL REPORT	MARCH 31, 2018	13

Expense Examples (Cont.)

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (10/01/17)	Ending Account Value (03/31/18)	Expenses Paid During Period*	Beginning Account Value (10/01/17)	Ending Account Value (03/31/18)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO Long-Term Credit Fund
Institutional Class	$1,000.00	$995.80	$4.33	$1,000.00	$1,020.59	$4.38	0.87%
Class P	1,000.00	995.30	4.83	1,000.00	1,020.09	4.89	0.97
PIMCO Low Duration Income Fund
Institutional Class	$1,000.00	$1,013.00	$2.51	$1,000.00	$1,022.44	$2.52	0.50%
Class P	1,000.00	1,012.50	3.01	1,000.00	1,021.94	3.02	0.60
Class A	1,000.00	1,011.00	4.51	1,000.00	1,020.44	4.53	0.90
Class C	1,000.00	1,009.50	6.01	1,000.00	1,018.95	6.04	1.20
PIMCO Senior Floating Rate Fund
Institutional Class	$1,000.00	$1,016.70	$3.67	$1,000.00	$1,021.29	$3.68	0.73%
Class P	1,000.00	1,016.20	4.17	1,000.00	1,020.79	4.18	0.83
Class A	1,000.00	1,015.20	5.17	1,000.00	1,019.80	5.19	1.03
Class C	1,000.00	1,011.40	8.93	1,000.00	1,016.06	8.95	1.78
PIMCO Preferred and Capital Securities Fund (Consolidated)
Institutional Class	$1,000.00	$1,013.50	$4.02	$1,000.00	$1,020.94	$4.03	0.80%
Class P	1,000.00	1,012.50	4.52	1,000.00	1,020.44	4.53	0.90
Class A	1,000.00	1,011.60	5.77	1,000.00	1,019.20	5.79	1.15

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

14	PIMCO CREDIT BOND FUNDS

Benchmark Descriptions

Index*	Benchmark Descriptions

1/3 each-Bloomberg Barclays Global Aggregate Credit ex Emerging Markets, USD Hedged; ICE BofA Merrill Lynch BB-B Rated Developed Markets High Yield Constrained Index, USD Hedged; and JPMorgan EMBI Global, USD Hedged	The Bloomberg Barclays Global Aggregate Credit ex Emerging Markets (USD Hedged) provides a broad-based measure of the global developed markets investment-grade fixed income markets. The ICE BofAML BB-B Rated Developed Markets High Yield Constrained Index (USD Hedged) tracks the performance of below investment grade bonds of corporate issuers domiciled in developed market countries rated BB1 through B3, based on an average of Moody’s, S&P and Fitch. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. The index is rebalanced on the last calendar day of the month. The JPMorgan EMBI Global (USD Hedged) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities, Brady bonds, loans, Eurobonds and local market instruments.

3 Month USD LIBOR Index	The 3 Month USD LIBOR (London Interbank Offered Rate) Index is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market.

70% ICE BofA Merrill Lynch 8% Constrained Core West Preferred & Jr Subordinated Securities Index (P8JC) and 30% ICE BofA Merrill Lynch Contingent Capital Index (COCO)	The benchmark is a blend of 70% ICE BofAML 8% Constrained Core West Preferred & Jr Subordinated Securities Index (P8JC) and 30% ICE BofAML Contingent Capital Index (COCO). The ICE BofAML 8% Constrained Core West Preferred & Jr Subordinated Securities Index tracks the performance of US dollar denominated high grade and high yield preferred securities and deeply subordinated corporate debt issued in the US domestic market. Qualifying securities must be rated at least B3, based on an average of Moody’s, S&P and Fitch and have a country of risk of either the U.S. or a Western European country. Qualifying preferred securities must be issued as public securities or through a 144a filing, must have a fixed or floating dividend schedule and must have a minimum amount outstanding of $100 million. The ICE BofAML Contingent Capital Index tracks the performance of investment grade and below investment grade contingent capital debt publicly issued in the major domestic and eurobond markets. Qualifying securities must have a capital-dependent conversion feature and must be rated by either Moody’s, S&P or Fitch. In addition, qualifying securities must have at least one month remaining term to final maturity and at least 18 months to maturity at point of issuance. For investment grade debt, qualifying currencies and their respective minimum size requirements (in local currency terms) are: AUD 100 million; CAD 100 million; EUR 250 million; JPY 20 billion; GBP 100 million; and USD 250 million. For below investment grade debt, minimum size requirements are CAD 100 million, EUR 100 million, GBP 50 million, or USD 100 million.

Bloomberg Barclays Global Credit Hedged USD Index	Bloomberg Barclays Global Credit Hedged USD contains investment grade and high yield credit securities from the Multiverse represented in US Dollars on a hedged basis, (Multiverse is the merger of two groups: the Global Aggregate and the Global High Yield).

Bloomberg Barclays U.S. Aggregate 1-3 Years Index	Bloomberg Barclays U.S. Aggregate 1-3 Years Index represents securities that are SEC-registered, taxable, and dollar denominated with a maturity between one and three years. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Bloomberg Barclays U.S. Long Credit Index	Bloomberg Barclays U.S. Long Credit Index includes both corporate and non-corporate sectors with maturities equal to or greater than 10 years. The corporate sectors are Industrial, Utility, and Finance, which include both U.S. and non-U.S. corporations. The non-corporate sectors are Sovereign, Supranational, Foreign Agency, and Foreign Local Government.

ICE BofAML Developed Markets High Yield Constrained (USD Hedged) Index	The ICE BofAML Developed Markets High Yield Constrained (USD Hedged) Index is a subcomponent of the ICE BofAML Global High Yield Constrained (USD Hedged) Index that excludes all non-developed countries.

J.P. Morgan BB/B Leveraged Loan Index	The J.P. Morgan BB/B Leveraged Loan Index is a subset of the broader Leveraged Loan Index, and as such follows all of the same inclusion rules, loan selection methodology and the rebalance process, with the sole exception being the tranche rating criteria.

*	It is not possible to invest directly in an unmanaged index.

ANNUAL REPORT	MARCH 31, 2018	15

Financial Highlights

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Credit Absolute Return Fund
Institutional Class
03/31/2018	$10.04	$0.38	$0.06	$0.44	$(0.40)	$0.00	$0.00	$(0.40)
03/31/2017	9.32	0.44	0.59	1.03	(0.31)	0.00	0.00	(0.31)
03/31/2016	10.02	0.35	(0.72)	(0.37)	(0.26)	(0.07)	0.00	(0.33)
03/31/2015	10.62	0.25	(0.07)	0.18	(0.40)	(0.38)	0.00	(0.78)
03/31/2014	10.70	0.18	(0.08)	0.10	(0.15)	(0.03)	0.00	(0.18)
Class P
03/31/2018	10.01	0.38	0.05	0.43	(0.39)	0.00	0.00	(0.39)
03/31/2017	9.30	0.42	0.60	1.02	(0.31)	0.00	0.00	(0.31)
03/31/2016	10.01	0.34	(0.73)	(0.39)	(0.25)	(0.07)	0.00	(0.32)
03/31/2015	10.61	0.26	(0.08)	0.18	(0.40)	(0.38)	0.00	(0.78)
03/31/2014	10.69	0.17	(0.08)	0.09	(0.14)	(0.03)	0.00	(0.17)
Class A
03/31/2018	10.06	0.35	0.05	0.40	(0.36)	0.00	0.00	(0.36)
03/31/2017	9.34	0.42	0.58	1.00	(0.28)	0.00	0.00	(0.28)
03/31/2016	10.06	0.32	(0.74)	(0.42)	(0.23)	(0.07)	0.00	(0.30)
03/31/2015	10.66	0.22	(0.08)	0.14	(0.36)	(0.38)	0.00	(0.74)
03/31/2014	10.75	0.15	(0.10)	0.05	(0.11)	(0.03)	0.00	(0.14)
Class C
03/31/2018	9.94	0.26	0.05	0.31	(0.29)	0.00	0.00	(0.29)
03/31/2017	9.26	0.33	0.58	0.91	(0.23)	0.00	0.00	(0.23)
03/31/2016	9.98	0.24	(0.72)	(0.48)	(0.17)	(0.07)	0.00	(0.24)
03/31/2015	10.59	0.15	(0.09)	0.06	(0.29)	(0.38)	0.00	(0.67)
03/31/2014	10.70	0.07	(0.09)	(0.02)	(0.06)	(0.03)	0.00	(0.09)

PIMCO Diversified Income Fund
Institutional Class
03/31/2018	$10.78	$0.37	$0.14	$0.51	$(0.51)	$0.00	$(0.01)	$(0.52)
03/31/2017	10.15	0.47	0.68	1.15	(0.52)	0.00	0.00	(0.52)
03/31/2016	10.89	0.49	(0.47)	0.02	(0.70)	(0.06)	0.00	(0.76)
03/31/2015	11.63	0.49	(0.07)	0.42	(0.63)	(0.53)	0.00	(1.16)
03/31/2014	12.16	0.46	(0.36)	0.10	(0.55)	(0.08)	0.00	(0.63)
Class P
03/31/2018	10.78	0.35	0.15	0.50	(0.50)	0.00	(0.01)	(0.51)
03/31/2017	10.15	0.46	0.68	1.14	(0.51)	0.00	0.00	(0.51)
03/31/2016	10.89	0.48	(0.47)	0.01	(0.69)	(0.06)	0.00	(0.75)
03/31/2015	11.63	0.49	(0.08)	0.41	(0.62)	(0.53)	0.00	(1.15)
03/31/2014	12.16	0.45	(0.36)	0.09	(0.54)	(0.08)	0.00	(0.62)
Administrative Class
03/31/2018	10.78	0.34	0.14	0.48	(0.48)	0.00	(0.01)	(0.49)
03/31/2017	10.15	0.44	0.68	1.12	(0.49)	0.00	0.00	(0.49)
03/31/2016	10.89	0.47	(0.47)	0.00	(0.68)	(0.06)	0.00	(0.74)
03/31/2015	11.63	0.47	(0.07)	0.40	(0.61)	(0.53)	0.00	(1.14)
03/31/2014	12.16	0.43	(0.36)	0.07	(0.52)	(0.08)	0.00	(0.60)
Class A
03/31/2018	10.78	0.32	0.14	0.46	(0.46)	0.00	(0.01)	(0.47)
03/31/2017	10.15	0.43	0.68	1.11	(0.48)	0.00	0.00	(0.48)
03/31/2016	10.89	0.45	(0.47)	(0.02)	(0.66)	(0.06)	0.00	(0.72)
03/31/2015	11.63	0.45	(0.07)	0.38	(0.59)	(0.53)	0.00	(1.12)
03/31/2014	12.16	0.41	(0.35)	0.06	(0.51)	(0.08)	0.00	(0.59)
Class C
03/31/2018	10.78	0.24	0.14	0.38	(0.38)	0.00	(0.01)	(0.39)
03/31/2017	10.15	0.35	0.68	1.03	(0.40)	0.00	0.00	(0.40)
03/31/2016	10.89	0.37	(0.47)	(0.10)	(0.58)	(0.06)	0.00	(0.64)
03/31/2015	11.63	0.37	(0.08)	0.29	(0.50)	(0.53)	0.00	(1.03)
03/31/2014	12.16	0.33	(0.36)	(0.03)	(0.42)	(0.08)	0.00	(0.50)

16	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$10.08	4.38%	$353,288	0.91%	0.91%	0.90%	0.90%	3.72%	100%
10.04	11.23	342,617	0.91	0.91	0.90	0.90	4.50	146
9.32	(3.77)	349,267	0.93	0.93	0.90	0.90	3.56	110
10.02	1.77	783,382	0.90	0.90	0.90	0.90	2.31	148
10.62	0.94	2,511,169	0.90	0.90	0.90	0.90	1.75	318

10.05	4.33	58,119	1.01	1.01	1.00	1.00	3.71	100
10.01	11.10	28,172	1.01	1.01	1.00	1.00	4.25	146
9.30	(3.97)	16,832	1.03	1.03	1.00	1.00	3.44	110
10.01	1.75	42,103	1.00	1.00	1.00	1.00	2.49	148
10.61	0.86	44,593	1.00	1.00	1.00	1.00	1.65	318

10.10	4.03	30,228	1.31	1.31	1.30	1.30	3.41	100
10.06	10.79	10,740	1.31	1.31	1.30	1.30	4.30	146
9.34	(4.21)	15,498	1.33	1.33	1.30	1.30	3.24	110
10.06	1.38	19,566	1.30	1.30	1.30	1.30	2.08	148
10.66	0.47	36,773	1.30	1.30	1.30	1.30	1.39	318

9.96	3.13	7,532	2.06	2.06	2.05	2.05	2.58	100
9.94	9.91	6,835	2.06	2.06	2.05	2.05	3.43	146
9.26	(4.83)	7,188	2.08	2.08	2.05	2.05	2.45	110
9.98	0.62	10,531	2.05	2.05	2.05	2.05	1.45	148
10.59	(0.24)	12,250	2.05	2.05	2.05	2.05	0.63	318

$10.77	4.75%	$2,558,977	0.77%	0.77%	0.75%	0.75%	3.36%	146%
10.78	11.53	2,383,388	0.77	0.77	0.76	0.76	4.42	156
10.15	0.27	1,876,489	0.76	0.76	0.75	0.75	4.71	99
10.89	3.85	2,132,087	0.76	0.76	0.75	0.75	4.27	59
11.63	1.02	4,929,952	0.75	0.75	0.75	0.75	3.94	80

10.77	4.64	129,856	0.87	0.87	0.85	0.85	3.25	146
10.78	11.42	84,476	0.87	0.87	0.86	0.86	4.27	156
10.15	0.17	53,679	0.86	0.86	0.85	0.85	4.63	99
10.89	3.74	50,087	0.86	0.86	0.85	0.85	4.25	59
11.63	0.92	72,021	0.85	0.85	0.85	0.85	3.83	80

10.77	4.49	10,049	1.02	1.02	1.00	1.00	3.12	146
10.78	11.25	12,535	1.02	1.02	1.01	1.01	4.09	156
10.15	0.02	8,983	1.01	1.01	1.00	1.00	4.47	99
10.89	3.59	9,663	1.01	1.01	1.00	1.00	4.14	59
11.63	0.77	9,325	1.00	1.00	1.00	1.00	3.68	80

10.77	4.33	260,394	1.17	1.17	1.15	1.15	2.97	146
10.78	11.09	167,491	1.17	1.17	1.16	1.16	4.02	156
10.15	(0.13)	146,814	1.16	1.16	1.15	1.15	4.32	99
10.89	3.44	161,337	1.16	1.16	1.15	1.15	3.95	59
11.63	0.62	197,915	1.15	1.15	1.15	1.15	3.53	80

10.77	3.56	82,085	1.92	1.92	1.90	1.90	2.22	146
10.78	10.26	104,368	1.92	1.92	1.91	1.91	3.29	156
10.15	(0.88)	103,810	1.91	1.91	1.90	1.90	3.57	99
10.89	2.67	121,179	1.91	1.91	1.90	1.90	3.21	59
11.63	(0.13)	148,202	1.90	1.90	1.90	1.90	2.79	80

ANNUAL REPORT	MARCH 31, 2018	17

Financial Highlights (Cont.)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO High Yield Spectrum Fund
Institutional Class
03/31/2018	$9.93	$0.55	$(0.14)	$0.41	$(0.30)	$0.00	$(0.26)	$(0.56)
03/31/2017	9.22	0.58	0.77	1.35	(0.64)	0.00	0.00	(0.64)
03/31/2016	10.15	0.60	(0.83)	(0.23)	(0.66)	(0.04)	0.00	(0.70)
03/31/2015	11.09	0.66	(0.50)	0.16	(0.66)	(0.44)	0.00	(1.10)
03/31/2014	11.06	0.69	0.18	0.87	(0.69)	(0.15)	0.00	(0.84)
Class P
03/31/2018	9.93	0.54	(0.14)	0.40	(0.29)	0.00	(0.26)	(0.55)
03/31/2017	9.22	0.57	0.77	1.34	(0.63)	0.00	0.00	(0.63)
03/31/2016	10.15	0.59	(0.83)	(0.24)	(0.65)	(0.04)	0.00	(0.69)
03/31/2015	11.09	0.65	(0.50)	0.15	(0.65)	(0.44)	0.00	(1.09)
03/31/2014	11.06	0.67	0.19	0.86	(0.68)	(0.15)	0.00	(0.83)
Class A
03/31/2018	9.93	0.52	(0.14)	0.38	(0.27)	0.00	(0.26)	(0.53)
03/31/2017	9.22	0.54	0.77	1.31	(0.60)	0.00	0.00	(0.60)
03/31/2016	10.15	0.57	(0.83)	(0.26)	(0.63)	(0.04)	0.00	(0.67)
03/31/2015	11.09	0.63	(0.50)	0.13	(0.63)	(0.44)	0.00	(1.07)
03/31/2014	11.06	0.65	0.18	0.83	(0.65)	(0.15)	0.00	(0.80)
Class C
03/31/2018	9.93	0.44	(0.14)	0.30	(0.19)	0.00	(0.26)	(0.45)
03/31/2017	9.22	0.47	0.77	1.24	(0.53)	0.00	0.00	(0.53)
03/31/2016	10.15	0.50	(0.83)	(0.33)	(0.56)	(0.04)	0.00	(0.60)
03/31/2015	11.09	0.55	(0.50)	0.05	(0.55)	(0.44)	0.00	(0.99)
03/31/2014	11.06	0.57	0.18	0.75	(0.57)	(0.15)	0.00	(0.72)

PIMCO Long-Term Credit Fund
Institutional Class
03/31/2018	$11.63	$0.53	$0.25	$0.78	$(0.58)	$0.00	$0.00	$(0.58)
03/31/2017	11.40	0.56	0.32	0.88	(0.60)	0.00	(0.05)	(0.65)
03/31/2016	13.27	0.61	(0.87)	(0.26)	(0.80)	(0.81)	0.00	(1.61)
03/31/2015	12.24	0.63	1.17	1.80	(0.77)	0.00	0.00	(0.77)
03/31/2014	13.01	0.56	(0.42)	0.14	(0.60)	(0.29)	(0.02)	(0.91)
Class P
03/31/2018	11.63	0.52	0.25	0.77	(0.57)	0.00	0.00	(0.57)
03/31/2017	11.40	0.54	0.33	0.87	(0.59)	0.00	(0.05)	(0.64)
03/31/2016	13.27	0.60	(0.87)	(0.27)	(0.79)	(0.81)	0.00	(1.60)
03/31/2015	12.24	0.62	1.17	1.79	(0.76)	0.00	0.00	(0.76)
03/31/2014	13.01	0.55	(0.42)	0.13	(0.59)	(0.29)	(0.02)	(0.90)

PIMCO Low Duration Income Fund
Institutional Class
03/31/2018	$8.46	$0.27	$0.09	$0.36	$(0.26)	$0.00	$0.00	$(0.26)
03/31/2017	7.67	0.35	0.74	1.09	(0.30)	0.00	0.00	(0.30)
03/31/2016	8.26	0.36	(0.55)	(0.19)	(0.40)	0.00	0.00	(0.40)
03/31/2015	8.85	0.38	(0.54)	(0.16)	(0.43)	0.00	0.00	(0.43)
03/31/2014	8.94	0.32	(0.02)	0.30	(0.39)	0.00	0.00	(0.39)
Class P
03/31/2018	8.46	0.26	0.09	0.35	(0.25)	0.00	0.00	(0.25)
03/31/2017	7.67	0.32	0.76	1.08	(0.29)	0.00	0.00	(0.29)
03/31/2016	8.26	0.36	(0.56)	(0.20)	(0.39)	0.00	0.00	(0.39)
03/31/2015	8.85	0.38	(0.55)	(0.17)	(0.42)	0.00	0.00	(0.42)
03/31/2014	8.94	0.33	(0.04)	0.29	(0.38)	0.00	0.00	(0.38)
Class A
03/31/2018	8.46	0.23	0.09	0.32	(0.22)	0.00	0.00	(0.22)
03/31/2017	7.67	0.31	0.75	1.06	(0.27)	0.00	0.00	(0.27)
03/31/2016	8.26	0.33	(0.55)	(0.22)	(0.37)	0.00	0.00	(0.37)
03/31/2015	8.85	0.35	(0.55)	(0.20)	(0.39)	0.00	0.00	(0.39)
03/31/2014	8.94	0.30	(0.04)	0.26	(0.35)	0.00	0.00	(0.35)

18	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)	Portfolio Turnover Rate

$9.78	4.15%	$655,038	0.62%		0.62%		0.60%		0.60%		5.53%	24%
9.93	14.98	1,505,442	0.61		0.61		0.60		0.60		5.92	35
9.22	(2.20)	1,673,680	0.61		0.61		0.60		0.60		6.29	30
10.15	1.69	1,890,637	0.61		0.61		0.60		0.60		6.19	34
11.09	8.25	3,085,230	0.60		0.60		0.60		0.60		6.23	47

9.78	4.05	150,910	0.72		0.72		0.70		0.70		5.45	24
9.93	14.87	142,214	0.71		0.71		0.70		0.70		5.82	35
9.22	(2.29)	128,077	0.71		0.71		0.70		0.70		6.20	30
10.15	1.59	64,836	0.71		0.71		0.70		0.70		6.09	34
11.09	8.14	59,699	0.70		0.70		0.70		0.70		6.14	47

9.78	3.79	83,841	0.97		0.97		0.95		0.95		5.21	24
9.93	14.58	43,592	0.96		0.96		0.95		0.95		5.55	35
9.22	(2.54)	18,560	0.96		0.96		0.95		0.95		5.94	30
10.15	1.33	17,739	0.96		0.96		0.95		0.95		5.84	34
11.09	7.87	34,733	0.95		0.95		0.95		0.95		5.87	47

9.78	3.02	10,506	1.72		1.72		1.70		1.70		4.44	24
9.93	13.73	9,777	1.71		1.71		1.70		1.70		4.81	35
9.22	(3.26)	6,123	1.71		1.71		1.70		1.70		5.19	30
10.15	0.58	9,605	1.71		1.71		1.70		1.70		5.10	34
11.09	7.08	11,948	1.70		1.70		1.70		1.70		5.16	47

$11.83	6.76%	$3,309,210	0.85%		0.85%		0.55%		0.55%		4.43%	96%
11.63	7.79	2,805,317	0.72		0.72		0.55		0.55		4.70	114
11.40	(1.24)	3,037,689	0.65		0.65		0.55		0.55		5.15	124
13.27	15.04	3,644,226	0.58		0.58		0.55		0.55		4.88	71
12.24	1.36	5,727,646	0.56		0.56		0.55		0.55		4.61	94

11.83	6.66	54,410	0.95		0.95		0.65		0.65		4.34	96
11.63	7.68	41,527	0.82		0.82		0.65		0.65		4.56	114
11.40	(1.34)	77,072	0.75		0.75		0.65		0.65		5.03	124
13.27	14.93	150,740	0.68		0.68		0.65		0.65		4.80	71
12.24	1.27	139,921	0.66		0.66		0.65		0.65		4.56	94

$8.56	4.29%	$705,766	0.50%		0.55%		0.46%		0.51%		3.21%	128%
8.46	14.45	95,776	0.61	(c)	0.62	(c)	0.55	(c)	0.56	(c)	4.23	243
7.67	(2.38)	77,614	0.56		0.56		0.55		0.55		4.52	118
8.26	(1.93)	290,420	0.57		0.57		0.55		0.55		4.30	65
8.85	3.46	1,652,654	0.55		0.55		0.55		0.55		3.64	59

8.56	4.19	509,577	0.60		0.65		0.56		0.61		3.10	128
8.46	14.34	55,138	0.71	(d)	0.72	(d)	0.65	(d)	0.66	(d)	3.85	243
7.67	(2.49)	18,959	0.66		0.66		0.65		0.65		4.41	118
8.26	(2.02)	149,593	0.67		0.67		0.65		0.65		4.38	65
8.85	3.36	184,814	0.65		0.65		0.65		0.65		3.75	59

8.56	3.87	533,327	0.90		0.95		0.86		0.91		2.70	128
8.46	14.00	169,743	1.01	(e)	1.02	(e)	0.95	(e)	0.96	(e)	3.77	243
7.67	(2.77)	115,209	0.96		0.96		0.95		0.95		4.14	118
8.26	(2.32)	168,542	0.97		0.97		0.95		0.95		4.08	65
8.85	3.05	250,617	0.95		0.95		0.95		0.95		3.40	59

ANNUAL REPORT	MARCH 31, 2018	19

Financial Highlights (Cont.)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Low Duration Income Fund (Cont.)
Class C
03/31/2018	$8.46	$0.20	$0.10	$0.30	$(0.20)	$0.00	$0.00	$(0.20)
03/31/2017	7.67	0.29	0.75	1.04	(0.25)	0.00	0.00	(0.25)
03/31/2016	8.26	0.31	(0.56)	(0.25)	(0.34)	0.00	0.00	(0.34)
03/31/2015	8.85	0.33	(0.55)	(0.22)	(0.37)	0.00	0.00	(0.37)
03/31/2014	8.94	0.28	(0.04)	0.24	(0.33)	0.00	0.00	(0.33)

PIMCO Senior Floating Rate Fund
Institutional Class
03/31/2018	$9.94	$0.35	$0.01	$0.36	$(0.38)	$0.00	$(0.02)	$(0.40)
03/31/2017	9.65	0.35	0.31	0.66	(0.37)	0.00	0.00	(0.37)
03/31/2016	10.07	0.37	(0.41)	(0.04)	(0.37)	0.00	(0.01)	(0.38)
03/31/2015	10.24	0.37	(0.14)	0.23	(0.38)	(0.02)	0.00	(0.40)
03/31/2014	10.35	0.35	(0.02)	0.33	(0.36)	(0.08)	0.00	(0.44)
Class P
03/31/2018	9.94	0.34	0.01	0.35	(0.37)	0.00	(0.02)	(0.39)
03/31/2017	9.65	0.34	0.31	0.65	(0.36)	0.00	0.00	(0.36)
03/31/2016	10.07	0.36	(0.40)	(0.04)	(0.37)	0.00	(0.01)	(0.38)
03/31/2015	10.24	0.35	(0.13)	0.22	(0.37)	(0.02)	0.00	(0.39)
03/31/2014	10.35	0.34	(0.02)	0.32	(0.35)	(0.08)	0.00	(0.43)
Class A
03/31/2018	9.94	0.32	0.01	0.33	(0.35)	0.00	(0.02)	(0.37)
03/31/2017	9.65	0.32	0.31	0.63	(0.34)	0.00	0.00	(0.34)
03/31/2016	10.07	0.34	(0.40)	(0.06)	(0.35)	0.00	(0.01)	(0.36)
03/31/2015	10.24	0.33	(0.13)	0.20	(0.35)	(0.02)	0.00	(0.37)
03/31/2014	10.35	0.32	(0.02)	0.30	(0.33)	(0.08)	0.00	(0.41)
Class C
03/31/2018	9.94	0.25	0.00	0.25	(0.27)	0.00	(0.02)	(0.29)
03/31/2017	9.65	0.25	0.31	0.56	(0.27)	0.00	0.00	(0.27)
03/31/2016	10.07	0.26	(0.40)	(0.14)	(0.27)	0.00	(0.01)	(0.28)
03/31/2015	10.24	0.26	(0.14)	0.12	(0.27)	(0.02)	0.00	(0.29)
03/31/2014	10.35	0.25	(0.03)	0.22	(0.25)	(0.08)	0.00	(0.33)

PIMCO Preferred and Capital Securities Fund (Consolidated)
Institutional Class
03/31/2018	$10.22	$0.41	$0.43	$0.84	$(0.72)	$(0.03)	$0.00	$(0.75)
03/31/2017	9.44	0.46	0.94	1.40	(0.62)	0.00	0.00	(0.62)
04/13/2015 - 03/31/2016	10.00	0.40	(0.58)	(0.18)	(0.31)	0.00	(0.07)	(0.38)
Class P
03/31/2018	10.21	0.40	0.43	0.83	(0.71)	(0.03)	0.00	(0.74)
03/31/2017	9.45	0.42	0.96	1.38	(0.62)	0.00	0.00	(0.62)
04/13/2015 - 03/31/2016	10.00	0.40	(0.57)	(0.17)	(0.31)	0.00	(0.07)	(0.38)
Class A
03/31/2018	10.22	0.38	0.42	0.80	(0.70)	(0.03)	0.00	(0.73)
03/31/2017	9.43	0.42	0.95	1.37	(0.58)	0.00	0.00	(0.58)
04/13/2015 - 03/31/2016	10.00	0.37	(0.58)	(0.21)	(0.29)	0.00	(0.07)	(0.36)

*	Annualized
^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(c)	Effective January 23, 2017, the Class’s supervisory and administrative fee was decreased by 0.05% to an annual rate of 0.20%.
(d)	Effective January 23, 2017, the Class’s supervisory and administrative fee was decreased by 0.05% to an annual rate of 0.30%.
(e)	Effective January 23, 2017, the Class’s supervisory and administrative fee was decreased by 0.05% to an annual rate of 0.35%.
(f)	Effective October 1, 2013, the Fund’s Investment advisory fee was decreased by 0.10% to an annual rate of 0.40%.

20	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$8.56	3.56%	$101,717	1.20%		1.25%		1.16%		1.21%		2.34%		128%
8.46	13.65	85,943	1.31	(e)	1.32	(e)	1.25	(e)	1.26	(e)	3.53		243
7.67	(3.06)	85,141	1.26		1.26		1.25		1.25		3.84		118
8.26	(2.61)	119,253	1.27		1.27		1.25		1.25		3.77		65
8.85	2.74	181,269	1.25		1.25		1.25		1.25		3.14		59

$9.90	3.66%	$1,269,665	0.72%		0.72%		0.70%		0.70%		3.55%		34%
9.94	6.96	1,148,303	0.74		0.74		0.70		0.70		3.53		19
9.65	(0.34)	789,164	0.72		0.72		0.70		0.70		3.71		31
10.07	2.27	2,340,115	0.71		0.71		0.70		0.70		3.62		33
10.24	3.27	2,201,007	0.75	(f)	0.75	(f)	0.75	(f)	0.75	(f)	3.41		132

9.90	3.56	22,172	0.82		0.82		0.80		0.80		3.47		34
9.94	6.85	13,970	0.84		0.84		0.80		0.80		3.44		19
9.65	(0.44)	12,493	0.82		0.82		0.80		0.80		3.61		31
10.07	2.17	22,696	0.81		0.81		0.80		0.80		3.47		33
10.24	3.17	39,664	0.85	(f)	0.85	(f)	0.85	(f)	0.85	(f)	3.34		132

9.90	3.35	94,579	1.02		1.02		1.00		1.00		3.24		34
9.94	6.63	87,065	1.04		1.04		1.00		1.00		3.24		19
9.65	(0.63)	64,230	1.02		1.02		1.00		1.00		3.42		31
10.07	1.97	95,000	1.01		1.01		1.00		1.00		3.28		33
10.24	2.96	163,245	1.05	(f)	1.05	(f)	1.05	(f)	1.05	(f)	3.14		132

9.90	2.58	44,916	1.77		1.77		1.75		1.75		2.48		34
9.94	5.84	55,559	1.79		1.79		1.75		1.75		2.49		19
9.65	(1.38)	53,921	1.77		1.77		1.75		1.75		2.67		31
10.07	1.21	76,405	1.76		1.76		1.75		1.75		2.53		33
10.24	2.20	119,719	1.80	(f)	1.80	(f)	1.80	(f)	1.80	(f)	2.40		132

$10.31	8.28%	$119,949	0.80%		0.87%		0.80%		0.87%		3.94%		151%
10.22	15.22	60,707	0.80		0.87		0.80		0.87		4.62		123
9.44	(1.82)	27,417	0.79	*	1.14	*	0.79	*	1.14	*	4.21	*	209

10.30	8.27	36,539	0.90		0.97		0.90		0.97		3.82		151
10.21	14.92	6,002	0.90		0.97		0.90		0.97		4.19		123
9.45	(1.77)	361	0.89	*	1.24	*	0.89	*	1.24	*	4.22	*	209

10.29	7.88	35,464	1.15		1.22		1.15		1.22		3.63		151
10.22	14.79	1,954	1.15		1.22		1.15		1.22		4.22		123
9.43	(2.10)	2,375	1.14	*	1.49	*	1.14	*	1.49	*	3.97	*	209

ANNUAL REPORT	MARCH 31, 2018	21

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO Credit Absolute Return Fund	PIMCO Diversified Income Fund	PIMCO High Yield Spectrum Fund	PIMCO Long-Term Credit Fund	PIMCO Low Duration Income Fund	PIMCO Senior Floating Rate Fund

Assets:
Investments, at value
Investments in securities*	$448,065	$3,023,031	$822,145	$4,196,116	$2,036,927	$1,391,926
Investments in Affiliates	14,629	217,350	87,813	34,346	31,481	62,416
Financial Derivative Instruments
Exchange-traded or centrally cleared	526	3,518	0	2,065	768	359
Over the counter	1,500	9,818	854	15,170	11,294	155
Cash	34	1,055	92	1,621	20	6,418
Deposits with counterparty	1,238	5,116	0	4,989	4,048	4,697
Foreign currency, at value	1,224	4,299	393	7,527	3,797	263
Receivable for investments sold	9,937	2,599	4,124	1,279	3,133	73,885
Receivable for TBA investments sold	0	182,816	0	79,690	126,746	0
Receivable for Fund shares sold	485	2,826	338	3,618	28,483	693
Interest and/or dividends receivable	4,115	23,331	14,228	39,158	10,876	4,211
Dividends receivable from Affiliates	15	413	147	14	62	150
Reimbursement receivable from PIMCO	0	0	0	0	70	0
Prepaid expenses	0	0	11	0	0	51
Other assets	0	0	0	1	0	0
Total Assets	481,768	3,476,172	930,145	4,385,594	2,257,705	1,545,224

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$2,725	$5,844	$16,559	$758,118	$39,089	$0
Payable for sale-buyback transactions	0	0	0	3,508	25,755	0
Payable for short sales	0	0	0	0	1,104	0
Financial Derivative Instruments
Exchange-traded or centrally cleared	430	149	0	1,227	449	0
Over the counter	1,431	10,406	751	17,291	9,999	587
Payable for investments purchased	27,486	34,755	10,715	26,696	31,595	110,956
Payable for investments in Affiliates purchased	15	413	147	14	62	150
Payable for TBA investments purchased	0	375,676	0	204,069	285,445	0
Deposits from counterparty	0	965	0	4,462	3,719	190
Payable for Fund shares redeemed	135	3,989	1,032	4,396	8,360	875
Distributions payable	0	350	105	585	640	90
Accrued investment advisory fees	233	1,189	236	874	459	520
Accrued supervisory and administrative fees	126	848	257	733	429	398
Accrued distribution fees	7	68	16	0	38	32
Accrued servicing fees	6	63	13	0	121	28
Accrued taxes payable	0	83	0	0	54	0
Other liabilities	7	13	19	1	0	66
Total Liabilities	32,601	434,811	29,850	1,021,974	407,318	113,892

Net Assets	$449,167	$3,041,361	$900,295	$3,363,620	$1,850,387	$1,431,332

Net Assets Consist of:
Paid in capital	$490,412	$3,090,776	$950,920	$3,302,991	$2,046,206	$1,493,864
Undistributed (overdistributed) net investment income	7,237	(42,682)	(3,605)	(9,330)	(939)	(738)
Accumulated undistributed net realized gain (loss)	(57,988)	(28,104)	(39,165)	35,379	(179,409)	(65,162)
Net unrealized appreciation (depreciation)	9,506	21,371	(7,855)	34,580	(15,471)	3,368

Net Assets	$449,167	$3,041,361	$900,295	$3,363,620	$1,850,387	$1,431,332

Cost of investments in securities	$444,345	$3,016,205	$830,151	$4,162,881	$2,055,136	$1,388,530
Cost of investments in Affiliates	$14,627	$217,390	$87,816	$34,346	$31,477	$62,406
Cost of foreign currency held	$1,217	$4,305	$388	$7,475	$3,789	$288
Proceeds received on short sales	$0	$0	$0	$0	$1,098	$0
Cost or premiums of financial derivative instruments, net	$(2,398)	$24,091	$(20)	$15,658	$(2,070)	$6,499

* Includes repurchase agreements of:	$627	$158	$469	$105,699	$4,883	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

22	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2018

	PIMCO Credit Absolute Return Fund	PIMCO Diversified Income Fund	PIMCO High Yield Spectrum Fund	PIMCO Long-Term Credit Fund	PIMCO Low Duration Income Fund	PIMCO Senior Floating Rate Fund

Net Assets:
Institutional Class	$353,288	$2,558,977	$655,038	$3,309,210	$705,766	$1,269,665
Class P	58,119	129,856	150,910	54,410	509,577	22,172
Administrative Class	N/A	10,049	N/A	N/A	N/A	N/A
Class A	30,228	260,394	83,841	N/A	533,327	94,579
Class C	7,532	82,085	10,506	N/A	101,717	44,916

Shares Issued and Outstanding:
Institutional Class	35,051	237,602	66,977	279,711	82,422	128,281
Class P	5,786	12,057	15,431	4,599	59,510	2,240
Administrative Class	N/A	933	N/A	N/A	N/A	N/A
Class A	2,994	24,177	8,570	N/A	62,284	9,555
Class C	756	7,622	1,074	N/A	11,879	4,538

Net Asset Value Per Share Outstanding:
Institutional Class	$10.08	$10.77	$9.78	$11.83	$8.56	$9.90
Class P	10.05	10.77	9.78	11.83	8.56	9.90
Administrative Class	N/A	10.77	N/A	N/A	N/A	N/A
Class A	10.10	10.77	9.78	N/A	8.56	9.90
Class C	9.96	10.77	9.78	N/A	8.56	9.90

ANNUAL REPORT	MARCH 31, 2018	23

Consolidated Statement of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO Preferred and Capital Securities Fund

Assets:
Investments, at value
Investments in securities*	$185,639
Investments in Affiliates	147
Financial Derivative Instruments
Exchange-traded or centrally cleared	2
Over the counter	581
Cash	165
Deposits with counterparty	581
Foreign currency, at value	189
Receivable for investments sold	496
Receivable for Fund shares sold	3,676
Interest and/or dividends receivable	1,746
Reimbursement receivable from PIMCO	13
Total Assets	193,235

Liabilities:
Financial Derivative Instruments
Exchange-traded or centrally cleared	$44
Over the counter	445
Payable for Fund shares redeemed	641
Accrued investment advisory fees	80
Accrued supervisory and administrative fees	66
Accrued distribution fees	3
Accrued servicing fees	4
Total Liabilities	1,283

Net Assets	$191,952

Net Assets Consist of:
Paid in capital	$192,328
Undistributed (overdistributed) net investment income	(4,424)
Accumulated undistributed net realized gain (loss)	1,143
Net unrealized appreciation (depreciation)	2,905

Net Assets	$191,952

Cost of investments in securities	$182,697
Cost of investments in Affiliates	$147
Cost of foreign currency held	$192
Cost or premiums of financial derivative instruments, net	$143

* Includes repurchase agreements of:	$20,825

†	A zero balance may reflect actual amounts rounding to less than one thousand.

24	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2018

PIMCO Preferred and Capital Securities Fund

Net Assets:
Institutional Class	$119,949
Class P	36,539
Class A	35,464

Shares Issued and Outstanding:
Institutional Class	11,639
Class P	3,549
Class A	3,447

Net Asset Value Per Share Outstanding:
Institutional Class	$10.31
Class P	10.30
Class A	10.29

ANNUAL REPORT	MARCH 31, 2018	25

Statements of Operations

Year Ended March 31, 2018
(Amounts in thousands†)	PIMCO Credit Absolute Return Fund	PIMCO Diversified Income Fund	PIMCO High Yield Spectrum Fund	PIMCO Long-Term Credit Fund	PIMCO Low Duration Income Fund	PIMCO Senior Floating Rate Fund

Investment Income:
Interest, net of foreign taxes*	$19,346	$117,041	$66,073	$157,257	$35,942	$66,054
Dividends, net of foreign taxes**	298	96	0	1,174	2	0
Dividends from Investments in Affiliates	696	2,759	1,824	320	798	2,689
Total Income	20,340	119,896	67,897	158,751	36,742	68,743

Expenses:
Investment advisory fees	2,628	13,051	3,308	9,019	3,019	6,433
Supervisory and administrative fees	1,417	9,329	3,570	7,566	2,936	4,913
Distribution and/or servicing fees - Administrative Class	0	30	0	0	0	0
Distribution and/or servicing fees - Class D	30 (a)	158 (a)	170 (a)	0	126 (a)	30 (a)
Distribution fees - Class C	55	658	80	0	252	363
Servicing fees - Class A	40	478	104	0	784	216
Servicing fees - Class C	18	219	27	0	210	121
Trustee fees	3	19	10	19	4	10
Interest expense	55	528	212	9,055	378	397
Miscellaneous expense	3	56	11	8	65	12
Total Expenses	4,249	24,526	7,492	25,667	7,774	12,495
Waiver and/or Reimbursement by PIMCO	0	0	0	0	(505)	0
Net Expenses	4,249	24,526	7,492	25,667	7,269	12,495

Net Investment Income (Loss)	16,091	95,370	60,405	133,084	29,473	56,248

Net Realized Gain (Loss):
Investments in securities	1,592	13,598	9,100	28,175	9,574	(1,796)
Investments in Affiliates	(21)	(102)	(26)	18	(71)	(41)
Net capital gain distributions received from Affiliate investments	0	8	0	0	0	0
Exchange-traded or centrally cleared financial derivative instruments	214	28,585	626	34,803	5,573	9,230
Over the counter financial derivative instruments	(548)	(30,777)	(10,269)	(4,833)	(20,480)	(1,018)
Short sales	(16)	(17)	10	0	(16)	16
Foreign currency	178	636	198	1,213	402	(184)

Net Realized Gain (Loss)	1,399	11,931	(361)	59,376	(5,018)	6,207

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	1,146	35,784	(6,078)	1,211	16,374	(2,759)
Investments in Affiliates	2	(40)	(9)	0	4	11
Exchange-traded or centrally cleared financial derivative instruments	114	(13,172)	(145)	(10,757)	(5,727)	(3,357)
Over the counter financial derivative instruments	(772)	(967)	698	(2,676)	809	(272)
Short sales	(117)	1	0	0	(1)	0
Foreign currency assets and liabilities	205	231	51	70	29	151

Net Change in Unrealized Appreciation (Depreciation)	578	21,837	(5,483)	(12,152)	11,488	(6,226)

Net Increase (Decrease) in Net Assets Resulting from Operations	$18,068	$129,138	$54,561	$180,308	$35,943	$56,229

* Foreign tax withholdings - Interest	$7	$20	$0	$2	$0	$0

** Foreign tax withholdings - Dividends	$1	$0	$0	$0	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Class D shares converted into Class A shares on March 23, 2018, and are no longer available for purchase or as an exchange.

26	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

Consolidated Statement of Operations

Year Ended March 31, 2018
(Amounts in thousands†)	PIMCO Preferred and Capital Securities Fund

Investment Income:
Interest	$6,251
Dividends, net of foreign taxes*	605
Dividends from Investments in Affiliates	36
Total Income	6,892

Expenses:
Investment advisory fees	706
Supervisory and administrative fees	585
Distribution and/or servicing fees - Class D	57 (a)
Distribution fees - Class C	10 (b)
Servicing fees - Class A	19
Servicing fees - Class C	3 (b)
Trustee fees	1
Interest expense	4
Miscellaneous expense	11
Total Expenses	1,396
Waiver and/or Reimbursement by PIMCO	(95)
Net Expenses	1,301

Net Investment Income (Loss)	5,591

Net Realized Gain (Loss):
Investments in securities	6,509
Investments in Affiliates	1
Exchange-traded or centrally cleared financial derivative instruments	400
Over the counter financial derivative instruments	(4,303)
Short sales	(154)
Foreign currency	12

Net Realized Gain (Loss)	2,465

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	1,525
Investments in Affiliates	(1)
Exchange-traded or centrally cleared financial derivative instruments	(160)
Over the counter financial derivative instruments	161
Foreign currency assets and liabilities	37

Net Change in Unrealized Appreciation (Depreciation)	1,562

Net Increase (Decrease) in Net Assets Resulting from Operations	$9,618

* Foreign tax withholdings - Dividends	$2

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Class D shares converted into Class A shares on March 23, 2018, and are no longer available for purchase or as an exchange.
(b)	Class C Shares liquidated at the close of business on January 31, 2018.

ANNUAL REPORT	MARCH 31, 2018	27

Statements of Changes in Net Assets

	PIMCO Credit Absolute Return Fund			PIMCO Diversified Income Fund			PIMCO High Yield Spectrum Fund

(Amounts in thousands†)	Year Ended March 31, 2018		Year Ended March 31, 2017	Year Ended March 31, 2018		Year Ended March 31, 2017	Year Ended March 31, 2018		Year Ended March 31, 2017

Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$16,091		$17,413	$95,370		$112,848	$60,405		$114,823
Net realized gain (loss)	1,399		(4,916)	11,931		11,212	(361)		(10,692)
Net change in unrealized appreciation (depreciation)	578		28,206	21,837		146,383	(5,483)		159,433

Net Increase (Decrease) in Net Assets Resulting from Operations	18,068		40,703	129,138		270,443	54,561		263,564

Distributions to Shareholders:
From net investment income
Institutional Class	(13,727)		(10,914)	(113,330)		(107,628)	(25,285)		(110,837)
Class P	(2,034)		(626)	(5,261)		(3,285)	(4,134)		(9,686)
Administrative Class	0		0	(523)		(501)	0		0
Class D	(451	)(c)	(295)	(2,699	)(c)	(2,447)	(1,802	)(c)	(3,935)
Class A	(577)		(313)	(8,102)		(7,113)	(1,115)		(1,628)
Class C	(211)		(153)	(3,060)		(3,926)	(204)		(429)
Tax basis return of capital
Institutional Class	0		0	(2,566)		0	(21,900)		0
Class P	0		0	(121)		0	(3,680)		0
Administrative Class	0		0	(13)		0	0		0
Class D	0	(c)	0	(67	)(c)	0	(1,768	)(c)	0
Class A	0		0	(202)		0	(1,077)		0
Class C	0		0	(93)		0	(277)		0
Class R	0		0	0		0	0		0

Total Distributions(d)	(17,000)		(12,301)	(136,037)		(124,900)	(61,242)		(126,515)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	49,668		(24,714)	241,174		425,620	(861,005)		(246,872)
Fund Redemption Fee	0		0	0		0	0		0

Total Increase (Decrease) in Net Assets	50,736		3,688	234,275		571,163	(867,686)		(109,823)

Net Assets:
Beginning of year	398,431		394,743	2,807,086		2,235,923	1,767,981		1,877,804
End of year*	$449,167		$398,431	$3,041,361		$2,807,086	$900,295		$1,767,981

* Including undistributed (overdistributed) net investment income of:	$7,237		$10,159	$(42,682)		$(5,134)	$(3,605)		$(17,471)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)	Class D shares converted into Class A shares on March 23, 2018, and are no longer available for purchase or as an exchange.
(b)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(c)	Class D Shares liquidated at the close of business on January 13, 2017.
(d)	Administrative Class Shares liquidated at the close of business on October 28, 2016.

28	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

PIMCO Long-Term Credit Fund			PIMCO Low Duration Income Fund				PIMCO Senior Floating Rate Fund

Year Ended March 31, 2018	Year Ended March 31, 2017		Year Ended March 31, 2018		Year Ended March 31, 2017		Year Ended March 31, 2018		Year Ended March 31, 2017

$133,084	$140,242		$29,473		$12,815		$56,248		$39,865
59,376	81,199		(5,018)		(10,054)		6,207		(2,463)
(12,152)	19,104		11,488		40,456		(6,226)		37,136

180,308	240,545		35,943		43,217		56,229		74,538

(143,963)	(147,440)		(9,447)		(2,862)		(55,828)		(37,687)
(2,395)	(4,050)		(7,434)		(978)		(584)		(466)
0	0		0		(5	)(a)	0		0
0	(87	)(b)	(1,336	)(c)	(742)		(428	)(c)	(481)
0	0		(8,297)		(4,102)		(3,071)		(2,404)
0	0		(1,961)		(2,512)		(1,355)		(1,440)

0	(12,640)		0		0		(2,265)		0
0	(355)		0		0		(24)		0
0	0		0		0	(a)	0		0
0	(8	)(b)	0	(c)	0		(19	)(c)	0
0	0		0		0		(135)		0
0	0		0		0		(76)		0
0	0		0		0		0		0

(146,358)	(164,580)		(28,475)		(11,201)		(63,785)		(42,478)

482,826	(345,359)		1,396,394		103,917		120,407		352,819
0	0		0		0		52		8

516,776	(269,394)		1,403,862		135,933		112,903		384,887

2,846,844	3,116,238		446,525		310,592		1,318,429		933,542
$3,363,620	$2,846,844		$1,850,387		$446,525		$1,431,332		$1,318,429

$(9,330)	$(1,439)		$(939)		$4,652		$(738)		$(779)

ANNUAL REPORT	MARCH 31, 2018	29

Consolidated Statements of Changes in Net Assets

	PIMCO Preferred and Capital Securities Fund

(Amounts in thousands†)	Year Ended March 31, 2018		Year Ended March 31, 2017

Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$5,591		$1,676
Net realized gain (loss)	2,465		1,271
Net change in unrealized appreciation (depreciation)	1,562		2,190

Net Increase (Decrease) in Net Assets Resulting from Operations	9,618		5,137

Distributions to Shareholders:
From net investment income
Institutional Class	(6,756)		(2,201)
Class P	(1,343)		(100)
Administrative Class	0		0
Class D	(1,650	)(a)	(274)
Class A	(561)		(62)
Class C	(91	)(b)	(18)
From net realized capital gains
Institutional Class	(289)		0
Class P	(59)		0
Class D	(76	)(a)	0
Class A	(25)		0
Class C	(9	)(b)	0
Tax basis return of capital
Institutional Class	0		0
Class P	0		0
Administrative Class	0		0
Class D	0	(a)	0
Class A	0		0
Class C	0	(b)	0
Class R	0		0

Total Distributions(c)	(10,859)		(2,655)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	118,318		39,313

Total Increase (Decrease) in Net Assets	117,077		41,795

Net Assets:
Beginning of year	74,875		33,080
End of year*	$191,952		$74,875

* Including undistributed (overdistributed) net investment income of:	$(4,424)		$(251)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)	Class D shares converted into Class A shares on March 23, 2018, and are no longer available for purchase or as an exchange.
(b)	Class C Shares liquidated at the close of business on January 31, 2018.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

30	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

Statement of Cash Flows

Year Ended March 31, 2018
(Amounts in thousands†)	PIMCO Long-Term Credit Fund

Cash Flows Provided by (Used for) Operating Activities:

Net increase (decrease) in net assets resulting from operations	$180,308

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:
Purchases of long-term securities	(4,128,763)
Proceeds from sales of long-term securities	3,631,355
(Purchases) Proceeds from sales of short-term portfolio investments, net	(46,354)
(Increase) decrease in deposits with counterparty	686
(Increase) decrease in receivable for investments sold	4,452
(Increase) decrease in interest and/or dividends receivable	(4,761)
(Increase) decrease in dividends receivable from Affiliates	78
Proceeds from (Payments on) exchange-traded or centrally cleared financial derivative instruments	22,572
Proceeds from (Payments on) over the counter financial derivative instruments	(5,490)
(Increase) decrease in other assets	(1)
Increase (decrease) in payable for investments purchased	1,392
Increase (decrease) in deposits from counterparty	(1,852)
Increase (decrease) in accrued investment advisory fees	116
Increase (decrease) in accrued supervisory and administrative fees	98
Proceeds from (Payments on) foreign currency transactions	1,283
Net Realized (Gain) Loss
Investments in securities	(28,175)
Investments in Affiliates	(18)
Exchange-traded or centrally cleared financial derivative instruments	(34,803)
Over the counter financial derivative instruments	4,833
Foreign currency	(1,213)
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	(1,211)
Exchange-traded or centrally cleared financial derivative instruments	10,757
Over the counter financial derivative instruments	2,676
Foreign currency assets and liabilities	(70)
Non Cash Payment in Kind	(263)
Net amortization (accretion) on investments	(498)

Net Cash Provided by (Used for) Operating Activities	(392,866)

Cash Flows Received from (Used for) Financing Activities:
Proceeds from shares sold	1,126,100
Payments on shares redeemed	(780,324)
Cash distributions paid*	(7,742)
Proceeds from reverse repurchase agreements	12,288,298
Payments on reverse repurchase agreements	(12,231,262)
Proceeds from sale-buyback transactions	3,498,661
Payments on sale-buyback transactions	(3,495,153)

Net Cash Received from (Used for) Financing Activities	398,578

Net Increase (Decrease) in Cash and Foreign Currency	5,712

Cash and Foreign Currency:
Beginning of year	3,436
End of year	$9,148

* Reinvestment of distributions	$138,755

Supplemental Disclosure of Cash Flow Information:
Interest expense paid during the year	$8,317

†	A zero balance may reflect actual amounts rounding to less than one thousand.

A Statement of Cash Flows is presented when the Fund has a significant amount of borrowing during the year, based on the average total borrowing outstanding in relation to total assets or when substantially all of the Fund’s investments are not classified as Level 1 or 2 in the fair value hierarchy.

ANNUAL REPORT	MARCH 31, 2018	31

Schedule of Investments PIMCO Credit Absolute Return Fund

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.7%

LOAN PARTICIPATIONS AND ASSIGNMENTS 10.9%
AABS Ltd.
4.875% due 01/10/2038 «		$1,201	$1,209
Alphabet Holding Co., Inc.
5.377% (LIBOR03M + 3.500%) due 09/26/2024 ~		597	557
Altice Financing S.A.
4.470% (LIBOR03M + 2.750%) due 01/31/2026 ~		3,491	3,433
AWAS Aviation Capital Ltd.
4.870% due 10/03/2021 «(i)		1,777	1,790
Caesars Entertainment Operating Co.
4.377% (LIBOR03M + 2.500%) due 10/06/2024 ~		1,596	1,607
Centene Corp.
TBD% due 09/13/2018		4,700	4,700
Freedom Mortgage Corp.
6.622% (LIBOR03M + 4.750%) due 02/23/2022 «~		877	890
Gardner Denver, Inc.
5.052% (LIBOR03M + 2.750%) due 07/30/2024 ~		2,191	2,205
Gartner, Inc.
3.877% (LIBOR03M + 2.000%) due 04/05/2024 ~		941	948
Kinetic Concepts, Inc.
5.552% due 02/02/2024 ~		898	903
Las Vegas Sands LLC
3.627% (LIBOR03M + 1.750%) due 03/29/2024 ~		893	896
Lightstone Generation LLC
5.627% (LIBOR03M + 3.750%) due 01/30/2024 ~		6,802	6,849
MH Sub LLC
5.527% (LIBOR03M + 3.750%) due 09/13/2024 ~		2,687	2,692
9.277% (LIBOR03M + 7.500%) due 09/15/2025 ~		1,900	1,927
Numericable Group S.A.
4.720% (LIBOR03M + 3.000%) due 01/31/2026 ~		2,095	2,033
Ortho-Clinical Diagnostics S.A.
5.627% (LIBOR03M + 3.750%) due 06/30/2021 ~		1,975	1,993
PetSmart, Inc.
4.680% (LIBOR03M + 3.000%) due 03/11/2022 ~		1,287	1,036
Ply Gem Industries, Inc.
TBD% due 03/01/2019		2,200	2,200
Post Holdings, Inc.
3.880% (LIBOR03M + 2.000%) due 05/24/2024 ~		993	996
Prestige Brands, Inc.
3.877% (LIBOR03M + 2.000%) due 01/26/2024 ~		276	278
Sequa Mezzanine Holdings LLC
7.071% (LIBOR03M + 5.000%) due 11/28/2021 ~		3,077	3,106
Sigma Bidco BV
TBD% due 03/06/2025	EUR	800	975
SS&C Technologies, Inc.
TBD% due 02/28/2025		$4,400	4,428
TerraForm Power Operating LLC
4.627% (LIBOR03M + 2.750%) due 11/08/2022 ~		299	301
TEX Operations Co. LLC
4.377% (LIBOR03M + 2.500%) due 08/04/2023 ~		890	896

Total Loan Participations and Assignments (Cost $48,792)			48,848

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 47.1%

BANKING & FINANCE 23.7%
Ally Financial, Inc.
3.500% due 01/27/2019		$500	$502
3.600% due 05/21/2018		2,200	2,203
Alpha Star Holding Ltd.
4.970% due 04/09/2019		1,575	1,582
Ambac LSNI LLC
6.811% due 02/12/2023 ~		3,000	3,037
Aviation Loan Trust
4.235% (US0003M + 2.110%) due 12/15/2022 ~		2,089	2,075
Avolon Holdings Funding Ltd.
5.500% due 01/15/2023		1,100	1,089
Banco BTG Pactual S.A.
5.500% due 01/31/2023		5,000	4,898
Bank of America Corp.
5.875% due 03/15/2028 •(g)		1,100	1,108
Blackstone CQP Holdco LP
6.500% due 03/20/2021		4,648	4,694
Cantor Fitzgerald LP
6.500% due 06/17/2022		1,700	1,853
7.875% due 10/15/2019		600	638
CBL & Associates LP
5.950% due 12/15/2026		2,100	1,769
CIT Group, Inc.
3.875% due 02/19/2019		500	504
5.500% due 02/15/2019		1,400	1,436
Credit Agricole S.A.
7.500% due 06/23/2026 •(g)(h)	GBP	200	324
Emerald Bay S.A.
0.000% due 10/08/2020 (e)(l)	EUR	194	224
Equinix, Inc.
2.875% due 03/15/2024		2,300	2,814
2.875% due 02/01/2026		1,300	1,526
ESH Hospitality, Inc.
5.250% due 05/01/2025		$2,200	2,146
Exeter Finance Corp.
9.750% due 05/20/2019 «		4,200	4,107
FBM Finance, Inc.
8.250% due 08/15/2021		2,200	2,310
Flagstar Bancorp, Inc.
6.125% due 07/15/2021		1,000	1,055
Fortress Transportation & Infrastructure Investors LLC
6.750% due 03/15/2022		1,800	1,831
Freedom Mortgage Corp.
8.125% due 11/15/2024		4,720	4,850
HSBC Bank Capital Funding Sterling LP
5.844% due 11/05/2031 •(g)	GBP	600	1,062
HSBC Holdings PLC
5.250% due 09/16/2022 •(g)(h)	EUR	2,700	3,645
6.250% due 03/23/2023 •(g)(h)		$2,200	2,233
Intesa Sanpaolo SpA
7.750% due 01/11/2027 •(g)(h)	EUR	1,100	1,657
Itau Unibanco Holding S.A.
6.125% due 12/12/2022 •(g)(h)(k)		$2,200	2,159
6.500% due 03/19/2023 •(g)(h)		2,100	2,081
Jefferies Finance LLC
6.875% due 04/15/2022		450	448
7.375% due 04/01/2020		3,040	3,086
7.500% due 04/15/2021		1,000	1,016
Kennedy-Wilson, Inc.
5.875% due 04/01/2024		2,200	2,192
Nationwide Building Society
10.250% ~(g)	GBP	16	3,565
Navient Corp.
4.875% due 06/17/2019		$1,200	1,213
5.500% due 01/15/2019		1,500	1,520
6.500% due 06/15/2022		350	362
6.625% due 07/26/2021		4,000	4,170
8.000% due 03/25/2020		600	639
8.450% due 06/15/2018		500	506

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Omega Healthcare Investors, Inc.
4.750% due 01/15/2028		$863	$839
Oppenheimer Holdings, Inc.
6.750% due 07/01/2022		1,900	1,962
Oxford Finance LLC
6.375% due 12/15/2022		900	923
Pinnacol Assurance
8.625% due 06/25/2034 «(i)		3,000	3,253
Rio Oil Finance Trust
9.250% due 07/06/2024		1,916	2,090
SMFG Preferred Capital Ltd.
10.231% due 01/25/2029 •(g)	GBP	1,000	2,269
Springleaf Finance Corp.
5.250% due 12/15/2019		$3,000	3,067
5.625% due 03/15/2023		300	295
6.000% due 06/01/2020		1,500	1,554
6.125% due 05/15/2022		200	204
8.250% due 12/15/2020		1,000	1,091
Starwood Property Trust, Inc.
4.750% due 03/15/2025		1,200	1,173
Stearns Holdings LLC
9.375% due 08/15/2020		4,350	4,448
Vici Properties LLC
8.000% due 10/15/2023		90	101
Washington Prime Group LP
5.950% due 08/15/2024		3,100	2,959

			106,357

INDUSTRIALS 20.8%
Aleris International, Inc.
9.500% due 04/01/2021		2,000	2,088
Altice France S.A.
5.375% due 05/15/2022	EUR	900	1,131
7.375% due 05/01/2026		$450	430
Associated Materials LLC
9.000% due 01/01/2024		6,100	6,557
Avon International Operations, Inc.
7.875% due 08/15/2022		2,400	2,466
BMC Software Finance, Inc.
8.125% due 07/15/2021		1,950	1,957
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (b)		602	603
Brand Industrial Services, Inc.
8.500% due 07/15/2025		4,200	4,399
Cheniere Corpus Christi Holdings LLC
5.875% due 03/31/2025		4,100	4,305
CNX Midstream Partners LP
6.500% due 03/15/2026		1,100	1,088
Core & Main LP
6.125% due 08/15/2025		1,200	1,176
Covey Park Energy LLC
7.500% due 05/15/2025		1,600	1,600
CPG Merger Sub LLC
8.000% due 10/01/2021		6,065	6,148
DAE Funding LLC
4.500% due 08/01/2022		2,000	1,903
Dell International LLC
4.420% due 06/15/2021		2,900	2,976
Diamond Resorts International, Inc.
7.750% due 09/01/2023		3,100	3,383
10.750% due 09/01/2024		1,200	1,310
DISH DBS Corp.
4.250% due 04/01/2018		500	500
7.875% due 09/01/2019		2,400	2,520
Dynegy, Inc.
8.034% due 02/02/2024		334	351
Ecopetrol S.A.
4.250% due 09/18/2018		1,400	1,412
Hidrovias International Finance SARL
5.950% due 01/24/2025		2,000	1,988
Indigo Natural Resources LLC
6.875% due 02/15/2026		3,300	3,127

32	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2018

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019		$1,850	$1,832
IRB Holding Corp.
6.750% due 02/15/2026		900	884
Jeld-Wen, Inc.
4.625% due 12/15/2025		500	481
Kinetic Concepts, Inc.
12.500% due 11/01/2021		2,200	2,497
Kronos Acquisition Holdings, Inc.
9.000% due 08/15/2023		4,565	4,348
Mallinckrodt International Finance S.A.
5.750% due 08/01/2022		1,700	1,462
Olin Corp.
5.000% due 02/01/2030		600	575
Ooredoo Tamweel Ltd.
3.039% due 12/03/2018		900	902
Park Aerospace Holdings Ltd.
4.500% due 03/15/2023		2,500	2,375
5.500% due 02/15/2024		1,900	1,848
Petrofac Ltd.
3.400% due 10/10/2018		1,100	1,093
Ply Gem Industries, Inc.
6.500% due 02/01/2022		1,300	1,343
QGOG Constellation S.A. (9.000% Cash and 0.500% PIK)
9.500% due 11/09/2024 (b)		1,237	603
9.500% due 11/09/2024 (b)(l)		200	98
Radiate Holdco LLC
6.875% due 02/15/2023		2,900	2,820
Rivers Pittsburgh Borrower LP
6.125% due 08/15/2021		500	484
Sanchez Energy Corp.
7.250% due 02/15/2023 (k)		700	705
7.750% due 06/15/2021		1,900	1,758
SiTV LLC
10.375% due 07/01/2019		350	215
Studio City Co. Ltd.
7.250% due 11/30/2021		1,400	1,461
Tenet Healthcare Corp.
8.125% due 04/01/2022		900	942
Teva Pharmaceutical Finance BV
3.650% due 11/10/2021		700	659
Teva Pharmaceutical Finance Netherlands BV
3.250% due 04/15/2022	EUR	600	741
Triumph Group, Inc.
4.875% due 04/01/2021		$400	393
Univision Communications, Inc.
5.125% due 02/15/2025		1,400	1,309
Virgin Media Receivables Financing Notes DAC
5.500% due 09/15/2024	GBP	800	1,105
Vrio Finco 1 LLC
6.250% due 04/04/2023 (a)		$1,900	1,929
West Street Merger Sub, Inc.
6.375% due 09/01/2025		1,600	1,532
Western Digital Corp.
4.750% due 02/15/2026		500	500
Wind Tre SpA
2.750% due 01/20/2024 ~	EUR	1,150	1,308
Wynn Macau Ltd.
5.500% due 10/01/2027		$2,000	1,965

			93,585

UTILITIES 2.6%
Centrais Eletricas Brasileiras S.A.
5.750% due 10/27/2021		400	411
Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022		4,166	4,030
Petrobras Global Finance BV
5.999% due 01/27/2028		350	347
Sprint Capital Corp.
6.900% due 05/01/2019		2,400	2,478

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Sprint Communications, Inc.
9.000% due 11/15/2018 (l)		$223	$230
Sprint Corp.
7.250% due 09/15/2021		3,272	3,391
7.625% due 03/01/2026		300	294
TerraForm Power Operating LLC
4.250% due 01/31/2023		500	482

			11,663

Total Corporate Bonds & Notes (Cost $212,219)			211,605

CONVERTIBLE BONDS & NOTES 0.1%

INDUSTRIALS 0.1%
Caesars Entertainment Corp.
5.000% due 10/01/2024		258	451

Total Convertible Bonds & Notes (Cost $482)			451

MUNICIPAL BONDS & NOTES 0.1%

NEW YORK 0.1%
Erie Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2005
6.000% due 06/01/2028		285	285

Total Municipal Bonds & Notes (Cost $264)			285

U.S. GOVERNMENT AGENCIES 0.1%
Freddie Mac
7.940% due 11/25/2055 «~		390	234

Total U.S. Government Agencies (Cost $241)			234

U.S. TREASURY OBLIGATIONS 24.9%
U.S. Treasury Bonds
3.000% due 02/15/2047		1,878	1,884
U.S. Treasury Notes
1.750% due 06/30/2022 (n)		9,400	9,109
1.750% due 09/30/2022 (n)(p)		3,300	3,190
1.875% due 07/31/2022 (l)		73,800	71,808
2.125% due 06/30/2022		15,100	14,858
2.125% due 12/31/2022		4,000	3,922
2.500% due 03/31/2023 (a)		3,200	3,189
2.625% due 02/28/2023		3,800	3,811

Total U.S. Treasury Obligations (Cost $114,216)			111,771

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.0%
American Home Mortgage Investment Trust
3.961% (US0006M + 1.750%) due 11/25/2045 ^~		73	58
Banc of America Alternative Loan Trust
12.823% (- 2.2*US0001M + 16.940%) due 09/25/2035 ^~		935	1,067
Banc of America Funding Trust
3.674% due 09/20/2047 ^~		988	894
7.000% due 10/25/2037 ^		277	195
BCAP LLC Trust
2.092% (US0001M + 0.220%) due 05/25/2047 ^~		368	338
2.121% (US0001M + 0.500%) due 05/26/2035 ~		26	25
Bear Stearns ALT-A Trust
3.225% due 04/25/2037 ~		578	535
Bear Stearns Asset-Backed Securities Trust
2.222% (US0001M + 0.350%) due 12/25/2035 ^~		552	387
Berica ABS SRL
0.000% (EUR003M + 0.300%) due 12/31/2055 ~	EUR	135	166

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Berica Residential MBS SRL
0.000% (EUR006M + 0.200%) due 03/31/2048 ~	EUR	99	$121
Chase Mortgage Finance Trust
3.652% due 09/25/2036 ^~		$184	185
Citigroup Mortgage Loan Trust
6.000% due 11/25/2036		105	109
Countrywide Alternative Loan Trust
2.012% (US0001M + 0.190%) due 09/20/2046 ~		408	341
2.062% (US0001M + 0.190%) due 07/25/2046 ^~		284	238
2.062% (US0001M + 0.190%) due 09/25/2046 ^~		755	694
2.172% (US0001M + 0.300%) due 06/25/2035 ^~		667	549
2.182% (US0001M + 0.310%) due 11/25/2035 ~		206	193
2.272% (US0001M + 0.400%) due 04/25/2035 ^~		592	526
3.172% (US0001M + 1.300%) due 10/25/2035 ^~		338	300
5.750% due 07/25/2035 ^		188	171
6.000% (US0001M + 1.000%) due 08/25/2036 ^~		432	385
6.000% due 05/25/2037 ^		1,070	809
Countrywide Home Loan Mortgage Pass-Through Trust
3.524% due 09/25/2037 ^~		767	744
5.750% due 07/25/2037 ^		208	193
6.000% due 10/25/2034		14	14
Credit Suisse Mortgage Capital Certificates
3.151% due 12/29/2037 ~		7,102	5,919
Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.000% due 07/25/2036		1,011	853
Deutsche ALT-A Securities, Inc.
1.972% (US0001M + 0.100%) due 08/25/2037 ^~		1,029	893
2.022% (US0001M + 0.150%) due 02/25/2047 ~		3,357	2,842
First Horizon Alternative Mortgage Securities Trust
3.165% due 08/25/2035 ^~		221	200
6.000% due 05/25/2036 ^		12	10
Impac Secured Assets Trust
2.022% (US0001M + 0.150%) due 11/25/2036 ~		1,386	1,231
IndyMac Mortgage Loan Trust
2.122% (LIBOR01M + 0.250%) due 02/25/2037 ~		498	361
3.416% due 11/25/2035 ^~		550	512
3.760% due 05/25/2037 ^~		315	280
6.250% due 11/25/2037 ^		374	306
JPMorgan Alternative Loan Trust
3.391% due 11/25/2036 ^~		446	461
MASTR Adjustable Rate Mortgages Trust
5.038% due 11/25/2034 ~		378	382
Merrill Lynch Alternative Note Asset Trust
1.982% (US0001M + 0.110%) due 03/25/2037 ~		2,499	1,142
Morgan Stanley Mortgage Loan Trust
3.312% due 11/25/2037 ~		536	500
Residential Accredit Loans, Inc. Trust
2.222% (US0001M + 0.350%) due 08/25/2035 ^~		1,008	895
3.919% due 07/25/2035 ~		67	64
4.456% due 12/26/2034 ^~		561	455
4.608% due 09/25/2035 ^~		46	41
Residential Funding Mortgage Securities, Inc. Trust
6.000% due 10/25/2036 ^		38	36
Structured Asset Securities Corp. Trust
2.222% (US0001M + 0.350%) due 02/25/2035 ~		172	168
WaMu Mortgage Pass-Through Certificates Trust
1.947% (COF 11 + 1.250%) due 07/25/2047 ^~		124	103
3.036% due 12/25/2036 ^~		242	233

Total Non-Agency Mortgage-Backed Securities (Cost $23,285)			27,124

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	33

Schedule of Investments PIMCO Credit Absolute Return Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 5.9%
ACE Securities Corp. Home Equity Loan Trust
2.422% (US0001M + 0.550%) due 12/25/2045 ^~	$951	$697
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.102% (US0001M + 0.230%) due 01/25/2036 ~	627	589
Asset-Backed Funding Certificates Trust
2.872% (US0001M + 1.000%) due 06/25/2037 ~	492	395
2.922% (US0001M + 1.050%) due 03/25/2034 ~	1,174	1,097
Bear Stearns Asset-Backed Securities Trust
2.212% (US0001M + 0.340%) due 05/25/2036 ^~	1,402	1,616
3.672% (US0001M + 1.800%) due 07/25/2034 ~	795	766
Citigroup Mortgage Loan Trust
2.032% (US0001M + 0.160%) due 12/25/2036 ~	1,490	986
Countrywide Asset-Backed Certificates
4.272% (US0001M + 2.400%) due 01/25/2034 ^~	527	444
Credit-Based Asset Servicing and Securitization LLC
2.442% (LIBOR01M + 0.570%) due 07/25/2036 ~	1,133	1,125
GSAMP Trust
1.992% (US0001M + 0.120%) due 12/25/2036 ~	572	306
2.102% (US0001M + 0.230%) due 12/25/2046 ~	530	330
HSI Asset Securitization Corp. Trust
2.262% (US0001M + 0.390%) due 11/25/2035 ~	1,600	1,531
Long Beach Mortgage Loan Trust
4.647% (US0001M + 2.775%) due 07/25/2033 ~	624	625
Mastr Asset Backed Securities Trust
1.982% (US0001M + 0.110%) due 08/25/2036 ~	678	371
MASTR Asset-Backed Securities Trust
2.022% (US0001M + 0.150%) due 08/25/2036 ~	1,535	844
Morgan Stanley ABS Capital, Inc. Trust
2.002% (US0001M + 0.130%) due 01/25/2037 ~	4,492	2,423
2.022% (US0001M + 0.150%) due 06/25/2036 ~	622	552
2.022% (US0001M + 0.150%) due 10/25/2036 ~	2,319	1,512
2.022% (US0001M + 0.150%) due 12/25/2036 ~	136	88
2.102% (US0001M + 0.230%) due 09/25/2036 ~	968	603
Morgan Stanley Mortgage Loan Trust
5.965% due 09/25/2046 ^	1,414	804
New Century Home Equity Loan Trust
4.872% (US0001M + 3.000%) due 01/25/2033 ^~	144	138
People’s Financial Realty Mortgage Securities Trust
2.012% (US0001M + 0.140%) due 09/25/2036 ~	4,203	1,801
Renaissance Home Equity Loan Trust
5.879% due 06/25/2037 ^	2,099	1,037

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Residential Asset Mortgage Products Trust
2.102% (LIBOR01M + 0.230%) due 12/25/2035 ~		$1,662	$1,325
Residential Asset Securities Corp. Trust
2.752% (US0001M + 0.880%) due 08/25/2034 ~		422	347
Securitized Asset-Backed Receivables LLC Trust
2.122% (US0001M + 0.250%) due 03/25/2036 ~		1,647	1,236
2.122% (US0001M + 0.250%) due 05/25/2036 ~		1,079	716
SG Mortgage Securities Trust
2.052% (US0001M + 0.180%) due 02/25/2036 ~		1,400	944
Structured Asset Investment Loan Trust
2.997% (US0001M + 1.125%) due 01/25/2035 ~		1,024	746
3.252% (US0001M + 1.380%) due 04/25/2033 ~		35	35
3.447% (US0001M + 1.575%) due 01/25/2035 ~		1,102	585
3.597% (US0001M + 1.725%) due 01/25/2035 ^~		1,231	138

Total Asset-Backed Securities (Cost $23,476)			26,752

SOVEREIGN ISSUES 0.3%
Argentina Government International Bond
5.875% due 01/11/2028		300	283
24.949% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	4,708	240
27.250% due 06/21/2020 ~		18,072	956

Total Sovereign Issues (Cost $1,629)			1,479

		SHARES
COMMON STOCKS 0.2%

CONSUMER DISCRETIONARY 0.2%
Caesars Entertainment Corp. (c)(l)		72,054	811

Total Common Stocks (Cost $912)			811

WARRANTS 0.0%

UTILITIES 0.0%
Dynegy, Inc. - Exp. 02/02/2024		34,977	9

Total Warrants (Cost $92)			9

REAL ESTATE INVESTMENT TRUSTS 0.1%

REAL ESTATE 0.1%
Vici Properties, Inc. (i)		31,049	569

Total Real Estate Investment Trusts (Cost $502)			569

SHORT-TERM INSTRUMENTS 4.0%

REPURCHASE AGREEMENTS (j) 0.1%
			627

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM NOTES 0.2%
Nigeria Open Market Operation Bills
13.940% due 09/06/2018	NGN	23,000	$60
15.190% due 08/23/2018		30,000	79
15.298% due 08/09/2018		36,000	95
15.302% due 09/06/2018		41,000	107
15.696% due 11/08/2018		6,000	15
15.703% due 10/25/2018		28,000	72
19.005% due 08/09/2018		18,000	48
19.103% due 05/10/2018		31,000	85
19.133% due 04/26/2018		10,300	28
19.149% due 05/10/2018		23,400	64
19.206% due 05/24/2018		23,400	64
19.252% due 05/24/2018		23,000	63
19.366% due 06/07/2018		26,000	71
19.397% due 05/24/2018		31,000	84
19.415% due 05/17/2018		68,000	186

			1,121

ARGENTINA TREASURY BILLS 0.4%
12.140% due 09/14/2018 (d)(e)	ARS	35,000	1,671

JAPAN TREASURY BILLS 3.0%
(0.163)% due 05/21/2018 (e)(f)	JPY	1,420,000	13,348

NIGERIA TREASURY BILLS 0.3%
17.048% due 04/05/2018 - 11/29/2018 (d)(e)	NGN	515,100	1,360

Total Short-Term Instruments (Cost $18,235)			18,127

Total Investments in Securities (Cost $444,345)			448,065

		SHARES
INVESTMENTS IN AFFILIATES 3.3%

SHORT-TERM INSTRUMENTS 3.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.3%
PIMCO Short-Term Floating NAV Portfolio III		1,480,186	14,629

Total Short-Term Instruments (Cost $14,627)			14,629

Total Investments in Affiliates (Cost $14,627)			14,629

Total Investments 103.0% (Cost $458,972)			$462,694

Financial Derivative Instruments (m)(o) 0.0% (Cost or Premiums, net $(2,398))			165

Other Assets and Liabilities, net (3.0)%			(13,692)

Net Assets 100.0%			$449,167

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

34	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2018

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Coupon represents a yield to maturity.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.

(i)  RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AWAS Aviation Capital Ltd. 4.870% due 10/03/2021	10/02/2014	$1,777	$1,790	0.40%
Pinnacol Assurance 8.625% due 06/25/2034	06/23/2014	3,000	3,253	0.72
Vici Properties, Inc.	03/13/2017 - 11/06/2017	502	569	0.13

		$5,279	$5,612	1.25%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(j)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	03/29/2018	04/02/2018	$627	U.S. Treasury Notes 2.250% due 01/31/2024	$(643)	$627	$627

Total Repurchase Agreements						$(643)	$627	$627

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)		Payable for Reverse Repurchase Agreements
DEU	(1.000)%	03/14/2018	TBD	(3)	$	(713)	$(713)
JML	1.250	03/19/2018	TBD	(3)		(2,012)	(2,012)

Total Reverse Repurchase Agreements							$(2,725)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
DEU	$0	$(713)	$0	$(713)	$705	$(8)
FICC	627	0	0	627	(643)	(16)
JML	0	(2,012)	0	(2,012)	1,963	(49)

Total Borrowings and Other Financing Transactions	$627	$(2,725)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(2,725)	$(2,725)

Total Borrowings	$0	$0	$0	$(2,725)	$(2,725)

Payable for reverse repurchase agreements					$(2,725)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	35

Schedule of Investments PIMCO Credit Absolute Return Fund (Cont.)

(k)	Securities with an aggregate market value of $2,668 have been pledged as collateral under the terms of the above master agreements as of March 31, 2018.

(l)	Securities with an aggregate market value of $1,764 and cash of $75 have been pledged as collateral as of March 31, 2018 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2018 was $(1,592) at a weighted average interest rate of 0.648%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period

(3)	Open maturity reverse repurchase agreement.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(m)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount		Cost	Market Value
Call - EUREX EURO STOXX 50	3,600.000	12/20/2019	125	EUR	1,250	$372	$146

Total Purchased Options						$372	$146

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note June 2018 Futures	$119.500	05/25/2018	9	$9	$(3)	$(2)
Call - CBOT U.S. Treasury 10-Year Note June 2018 Futures	122.000	05/25/2018	9	9	(3)	(4)
Put - CBOT U.S. Treasury 10-Year Note May 2018 Futures	119.000	04/20/2018	26	26	(7)	0
Call - CBOT U.S. Treasury 10-Year Note May 2018 Futures	121.000	04/20/2018	26	26	(8)	(14)

					$(21)	$(20)

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount		Premiums (Received)	Market Value
Put - EUREX EURO STOXX 50	2,300.000	12/20/2019	125	EUR	1,250	$(413)	$(97)

Total Written Options						$(434)	$(117)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Hang Seng China Enterprises Index April Futures	04/2018	12	HKD	921	$4	$1	$(22)
Mini MSCI Emerging Markets Index June Futures	06/2018	41	$	2,435	(72)	51	0
U.S. Treasury 5-Year Note June Futures	06/2018	624		71,424	309	68	0
U.S. Treasury 10-Year Note June Futures	06/2018	615		74,501	680	144	0

					$921	$264	$(22)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Call Options Strike @ EUR 159.500 on Euro-Bund 10-Year Bond June 2018 Futures	05/2018	11	EUR	(12)	$(6)	$0	$(1)
E-mini S&P 500 Index June Futures	06/2018	30	$	(3,965)	185	0	(53)
Euro STOXX 50 June Futures	06/2018	65	EUR	(2,624)	29	0	(41)
Put Options Strike @ EUR 155.000 on Euro-Bund 10-Year Bond June 2018 Futures	05/2018	11		(1)	7	0	0
U.S. Treasury 2-Year Note June Futures	06/2018	389	$	(82,705)	(13)	0	(12)

					$202	$0	$(107)

Total Futures Contracts					$1,123	$264	$(129)

36	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2018

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)

Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Best Buy Co., Inc.	(5.000)%	Quarterly	12/20/2021	0.537%	$	1,800	$(270)	$(20)	$(290)	$0	$0
Darden Restaurants, Inc.	(1.000)	Quarterly	06/20/2021	0.260		2,950	(39)	(30)	(69)	0	0
EI du Pont de Nemours & Co.	(1.000)	Quarterly	12/20/2020	0.249		2,500	(61)	10	(51)	1	0
Halliburton Co.	(1.000)	Quarterly	06/20/2021	0.245		3,050	(30)	(43)	(73)	0	0
PulteGroup, Inc.	(5.000)	Quarterly	12/20/2022	1.075		2,050	(382)	25	(357)	0	(2)
Vodafone Group PLC	(1.000)	Quarterly	06/20/2022	0.535	EUR	2,650	(20)	(45)	(65)	0	0

							$(802)	$(103)	$(905)	$1	$(2)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Chesapeake Energy Corp.	5.000%	Quarterly	12/20/2021	5.402%	$	900	$0	$(10)	$(10)	$0	$(2)
DISH DBS Corp.	5.000	Quarterly	12/20/2022	4.768		2,700	155	(125)	30	0	0
Enbridge, Inc.	1.000	Quarterly	12/20/2022	0.947		900	2	0	2	0	(1)
MBIA, Inc.	5.000	Quarterly	12/20/2019	5.540		1,300	(151)	142	(9)	0	(4)

							$6	$7	$13	$0	$(7)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay(5)	3-Month ZAR-JIBAR	7.250%	Quarterly	09/19/2023	ZAR	37,900	$(5)	$8	$3	$0	$(14)
Pay(5)	3-Month ZAR-JIBAR	7.750	Quarterly	09/19/2028		53,200	0	11	11	0	(31)
Pay(5)	3-Month PLN-WIBOR	2.500	Annual	09/19/2023	PLN	10,100	(11)	11	0	1	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/16/2019	$	64,500	(297)	547	250	13	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		49,100	(632)	4,301	3,669	0	(76)
Receive(5)	6-Month EUR-EURIBOR	1.250	Annual	09/19/2028	EUR	4,200	(59)	(33)	(92)	0	(5)
Pay(5)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2023	GBP	8,700	5	41	46	33	0
Receive(5)	6-Month GBP-LIBOR	1.750	Semi-Annual	09/19/2048		5,800	(305)	(163)	(468)	0	(49)
Pay	6-Month JPY-LIBOR	1.000	Semi-Annual	09/18/2023	JPY	1,100	1	0	1	0	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027		500,000	(12)	0	(12)	5	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		455,400	5	(8)	(3)	2	0
Receive(5)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		840,000	(26)	(39)	(65)	4	0
Receive(5)	6-Month JPY-LIBOR	0.415	Semi-Annual	03/25/2029		50,000	0	(2)	(2)	0	0
Pay	28-Day MXN-TIIE	5.630	Lunar	07/07/2021	MXN	100,300	(312)	19	(293)	8	0
Pay	28-Day MXN-TIIE	5.810	Lunar	09/29/2021		3,900	10	(21)	(11)	0	0
Pay	28-Day MXN-TIIE	7.680	Lunar	12/29/2022		21,100	0	14	14	3	0
Pay	28-Day MXN-TIIE	7.615	Lunar	02/27/2023		64,300	0	32	32	8	0
Pay	28-Day MXN-TIIE	7.635	Lunar	02/28/2023		20,100	0	11	11	2	0
Pay	28-Day MXN-TIIE	5.740	Lunar	04/24/2023		21,700	0	(87)	(87)	2	0
Pay	28-Day MXN-TIIE	5.738	Lunar	04/25/2023		19,300	0	(78)	(78)	2	0
Pay	28-Day MXN-TIIE	5.925	Lunar	08/04/2023		1,000	0	(4)	(4)	0	0
Pay	28-Day MXN-TIIE	5.935	Lunar	08/04/2023		1,000	0	(4)	(4)	0	0
Pay	28-Day MXN-TIIE	7.570	Lunar	03/18/2025		21,000	0	5	5	4	0
Pay	28-Day MXN-TIIE	7.740	Lunar	02/22/2027		4,300	7	(5)	2	1	0
Pay	28-Day MXN-TIIE	7.730	Lunar	02/25/2027		86,800	204	(167)	37	20	0
Pay	28-Day MXN-TIIE	7.350	Lunar	09/30/2027		17,300	(5)	(15)	(20)	4	0
Pay	28-Day MXN-TIIE	7.360	Lunar	08/21/2037		9,000	0	(29)	(29)	3	0

							$(1,432)	$4,345	$2,913	$115	$(175)

Total Swap Agreements							$(2,228)	$4,249	$2,021	$116	$(184)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$146	$264	$116	$526	$(117)	$(129)	$(184)	$(430)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	37

Schedule of Investments PIMCO Credit Absolute Return Fund (Cont.)

(n)	Securities with an aggregate market value of $6,974 and cash of $1,238 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(o)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2018	AUD	4,674		$3,664	$74	$0
BOA	04/2018	EUR	3,725		4,605	22	0
BPS	04/2018	BRL	3,046		935	12	0
	04/2018		$916	BRL	3,046	6	0
	05/2018		932		3,046	0	(12)
	06/2018		258	ARS	5,246	0	(8)
BRC	05/2018		6,873	MXN	129,032	185	0
CBK	04/2018	EUR	2,987		$3,690	15	0
	04/2018	GBP	4,466		6,268	13	(10)
	04/2018		$3,623	AUD	4,648	0	(54)
	04/2018		3,174	EUR	2,573	0	(8)
	05/2018	JPY	118,120		$1,113	2	0
	05/2018		$126	MXN	2,319	1	0
	05/2018		3,285	TRY	12,891	0	(65)
	11/2018	NGN	5,685		$15	0	0
GLM	04/2018	EUR	11,228		13,884	68	0
	04/2018		$2,264	EUR	1,838	0	(3)
	05/2018	JPY	350,800		$3,301	0	(1)
	07/2018	COP	3,182,463		1,137	3	0
	07/2018		$1,103	COP	3,177,088	30	0
HUS	04/2018	NGN	16,397		$44	0	(2)
	04/2018		$385	ARS	7,971	6	0
	04/2018		8,767	GBP	6,166	0	(116)
	05/2018	GBP	6,166		$8,778	116	0
	05/2018		$1,981	RUB	114,844	11	0
	05/2018	ZAR	2,880		$237	0	(5)
	06/2018	KRW	402,106		372	0	(7)
	06/2018		$468	IDR	6,459,765	0	0
	10/2018	NGN	33,822		$90	0	(1)
JPM	04/2018	BRL	3,046		916	0	(6)
	04/2018	GBP	1,700		2,341	0	(44)
	04/2018	JPY	29,900		280	0	(1)
	04/2018	NGN	37,377		99	0	(4)
	04/2018	NZD	1,645		1,187	0	(2)
	04/2018		$932	BRL	3,046	0	(9)
	04/2018		4,484	JPY	475,100	0	(19)
	05/2018	NGN	167,332		$444	0	(17)
	06/2018		18,545		49	0	(1)
	08/2018		46,294		121	0	(4)
	10/2018		135,897		360	0	(5)
	11/2018		74,161		198	0	0
MSB	05/2018	JPY	1,420,000		13,402	17	0

38	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2018

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
SCX	05/2018	NGN	135,909		$362	$0	$(13)
	06/2018		24,703		66	0	(2)
	06/2018	SGD	6,410		4,878	0	(20)
	06/2018		$1,873	IDR	25,975,622	8	0
	07/2018	NGN	16,816		$44	0	(2)
	08/2018		33,728		90	0	(1)
	09/2018		87,247		231	0	(4)
	10/2018		42,689		113	0	(2)
	11/2018		5,753		15	0	0
SOG	06/2018		$1,509	RUB	87,938	13	0
UAG	04/2018	JPY	445,200		$4,239	55	0
	04/2018		$16,757	EUR	13,529	0	(110)
	05/2018	EUR	13,529		$16,792	110	0
	05/2018		$4,247	JPY	445,200	0	(56)
	06/2018		179	HKD	1,394	0	(1)
	06/2018		958	INR	63,058	2	0

Total Forward Foreign Currency Contracts						$769	$(615)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.450%	01/29/2019	$8,000	$19	$15
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.940	02/18/2020	9,450	69	79
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.945	12/09/2019	1,200	58	76
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.945	12/11/2019	600	28	38
CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000	11/27/2018	26,100	64	9
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000	12/04/2018	6,700	14	2
GLM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.930	12/09/2019	1,800	83	116
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.943	12/12/2019	600	29	38

							$364	$373

OPTIONS ON INDICES

Counterparty	Description	Strike Value	Expiration Date	Notional Amount		Cost	Market Value
DUB	Call - OTC EURO STOXX 50	3,631.000	12/20/2019	EUR	262	$913	$280

Total Purchased Options						$1,277	$653

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-30 5-Year Index	Sell	0.850%	05/16/2018		$800	$ (1)	$(1)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018		800	(1)	(1)
	Call - OTC iTraxx Europe 28 5-Year Index	Buy	0.475	05/16/2018	EUR	2,800	(2)	(2)
	Put - OTC iTraxx Europe 28 5-Year Index	Sell	0.750	05/16/2018		2,800	(4)	(1)
BPS	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018		$1,400	(2)	(2)
BRC	Put - OTC CDX.IG-30 5-Year Index	Sell	0.950	07/18/2018		500	(1)	(1)
	Call - OTC iTraxx Europe 28 5-Year Index	Buy	0.475	05/16/2018	EUR	5,000	(5)	(4)
	Put - OTC iTraxx Europe 28 5-Year Index	Sell	0.750	05/16/2018		5,000	(6)	(2)
	Put - OTC iTraxx Europe 29 5-Year Index	Sell	0.800	06/20/2018		1,300	(2)	(2)
CBK	Put - OTC CDX.IG-29 5-Year Index	Sell	0.700	04/18/2018		$1,900	(2)	(1)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018		700	(1)	(1)
DBL	Call - OTC iTraxx Europe 28 5-Year Index	Buy	0.475	04/18/2018	EUR	5,200	(3)	(2)
	Put - OTC iTraxx Europe 28 5-Year Index	Sell	0.700	04/18/2018		5,200	(9)	(1)
DUB	Put - OTC CDX.IG-29 5-Year Index	Sell	0.800	05/16/2018		$1,300	(2)	(1)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.950	07/18/2018		1,100	(2)	(1)
FBF	Put - OTC CDX.IG-29 5-Year Index	Sell	0.800	05/16/2018		3,200	(4)	(2)
GST	Put - OTC CDX.IG-30 5-Year Index	Sell	0.850	06/20/2018		700	(1)	(1)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	39

Schedule of Investments PIMCO Credit Absolute Return Fund (Cont.)

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
	Call - OTC iTraxx Europe 28 5-Year Index	Buy	0.475%	04/18/2018	EUR	4,400	$(4)	$(2)
	Put - OTC iTraxx Europe 28 5-Year Index	Sell	0.700	04/18/2018		4,400	(5)	(1)
JPM	Put - OTC CDX.IG-29 5-Year Index	Sell	0.650	04/18/2018		$1,900	(2)	(1)
	Put - OTC CDX.IG-29 5-Year Index	Sell	0.750	04/18/2018		800	(1)	0
	Put - OTC CDX.IG-29 5-Year Index	Sell	0.800	05/16/2018		2,000	(2)	(1)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018		800	(1)	(1)
MYC	Put - OTC CDX.IG-29 5-Year Index	Sell	0.750	05/16/2018		2,000	(2)	(1)
	Put - OTC CDX.IG-29 5-Year Index	Sell	0.900	06/20/2018		1,200	(2)	(1)

							$(67)	$(34)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Call - OTC EUR versus USD	$1.262	05/10/2018	EUR	1,400	$(7)	$(4)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750%	12/09/2019	$ 5,300	$(58)	$(99)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/11/2019	2,600	(28)	(49)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.553	01/29/2019	1,600	(19)	(17)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.086	02/18/2020	900	(69)	(84)
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.180	11/27/2018	1,800	(17)	(5)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200	11/27/2018	1,800	(23)	(5)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.210	11/27/2018	1,800	(24)	(6)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.173	12/04/2018	1,400	(14)	(4)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/09/2019	7,900	(83)	(147)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/12/2019	2,600	(28)	(49)

							$(363)	$(465)

OPTIONS ON INDICES

Counterparty	Description	Strike Value	Expiration Date	Notional Amount		Premiums (Received)	Market Value
DUB	Put - OTC EURO STOXX 50	2,300.000	12/20/2019	EUR	262	$(913)	$(202)

Total Written Options						$(1,350)	$(705)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
JPM	SFR Group SA	5.000%	Quarterly	12/20/2022	4.261%	EUR 1,900	$55	$23	$78	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
GST	CMBX.NA.BBB-.7 Index	3.000%	Monthly	01/17/2047	$ 900	$(90)	$(14)	$0	$(104)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
FBF	Pay	6-Month CLP-CHILIBOR	3.280%	Semi-Annual	11/14/2021	CLP	3,192,000	$0	$(7)	$0	$(7)
GLM	Pay	6-Month CLP-CHILIBOR	3.520	Semi-Annual	11/16/2022		535,900	0	0	0	0

								$0	$(7)	$0	$(7)

Total Swap Agreements								$(35)	$2	$78	$(111)

40	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2018

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
AZD	$74	$0	$0	$74	$0	$0	$0	$0	$74	$0	$74
BOA	22	208	0	230	0	(254)	0	(254)	(24)	19	(5)
BPS	18	0	0	18	(20)	(2)	0	(22)	(4)	0	(4)
BRC	185	0	0	185	0	(9)	0	(9)	176	0	176
CBK	31	11	0	42	(137)	(26)	0	(163)	(121)	0	(121)
DBL	0	0	0	0	0	(3)	0	(3)	(3)	0	(3)
DUB	0	280	0	280	0	(204)	0	(204)	76	0	76
FBF	0	0	0	0	0	(2)	(7)	(9)	(9)	0	(9)
GLM	101	154	0	255	(4)	(196)	0	(200)	55	0	55
GST	0	0	0	0	0	(4)	(104)	(108)	(108)	0	(108)
HUS	133	0	0	133	(131)	0	0	(131)	2	0	2
JPM	0	0	78	78	(112)	(3)	0	(115)	(37)	0	(37)
MSB	17	0	0	17	0	0	0	0	17	0	17
MYC	0	0	0	0	0	(2)	0	(2)	(2)	0	(2)
SCX	8	0	0	8	(44)	0	0	(44)	(36)	0	(36)
SOG	13	0	0	13	0	0	0	0	13	0	13
UAG	167	0	0	167	(167)	0	0	(167)	0	0	0

Total Over the Counter	$769	$653	$78	$1,500	$(615)	$(705)	$(111)	$(1,431)

(p)	Securities with an aggregate market value of $19 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2018:

		Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$146	$0	$0	$146
Futures	0	0	52	0	212	264
Swap Agreements	0	1	0	0	115	116

	$0	$1	$198	$0	$327	$526

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	41

Schedule of Investments PIMCO Credit Absolute Return Fund (Cont.)

		Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$769	$0	$769
Purchased Options	0	0	280	0	373	653
Swap Agreements	0	78	0	0	0	78

	$0	$78	$280	$769	$373	$1,500

	$0	$79	$478	$769	$700	$2,026

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$97	$0	$20	$117
Futures	0	0	116	0	13	129
Swap Agreements	0	9	0	0	175	184

	$0	$9	$213	$0	$208	$430

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$615	$0	$615
Written Options	0	34	202	4	465	705
Swap Agreements	0	104	0	0	7	111

	$0	$138	$202	$619	$472	$1,431

	$0	$147	$415	$619	$680	$1,861

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(197)	$0	$34	$(163)
Written Options	0	0	319	0	181	500
Futures	0	0	(47)	0	(514)	(561)
Swap Agreements	0	(787)	0	0	1,225	438

	$0	$(787)	$75	$0	$926	$214

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(2,535)	$0	$(2,535)
Written Options	0	138	0	55	0	193
Swap Agreements	0	1,712	(38)	0	120	1,794

	$0	$1,850	$(38)	$(2,480)	$120	$(548)

	$0	$1,063	$37	$(2,480)	$1,046	$(334)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(94)	$0	$0	$(94)
Written Options	0	0	(213)	0	0	(213)
Futures	0	0	73	0	92	165
Swap Agreements	0	(61)	0	0	317	256

	$0	$(61)	$(234)	$0	$409	$114

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$540	$0	$540
Purchased Options	0	0	(370)	0	9	(361)
Written Options	0	15	108	4	(103)	24
Swap Agreements	0	(928)	0	0	(47)	(975)

	$0	$(913)	$(262)	$544	$(141)	$(772)

	$0	$(974)	$(496)	$544	$268	$(658)

42	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2018

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$44,959	$3,889	$48,848
Corporate Bonds & Notes
Banking & Finance	0	98,997	7,360	106,357
Industrials	0	93,585	0	93,585
Utilities	0	11,663	0	11,663
Convertible Bonds & Notes
Industrials	0	451	0	451
Municipal Bonds & Notes
New York	0	285	0	285
U.S. Government Agencies	0	0	234	234
U.S. Treasury Obligations	0	111,771	0	111,771
Non-Agency Mortgage-Backed Securities	0	27,124	0	27,124
Asset-Backed Securities	0	26,752	0	26,752
Sovereign Issues	0	1,479	0	1,479
Common Stocks
Consumer Discretionary	811	0	0	811
Warrants
Utilities	9	0	0	9
Real Estate Investment Trusts
Real Estate	569	0	0	569
Short-Term Instruments
Repurchase Agreements	0	627	0	627
Short-Term Notes	0	1,121	0	1,121
Argentina Treasury Bills	0	1,671	0	1,671
Japan Treasury Bills	0	13,348	0	13,348
Nigeria Treasury Bills	0	1,360	0	1,360

	$1,389	$435,193	$11,483	$448,065

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$14,629	$0	$0	$14,629

Total Investments	$16,018	$435,193	$11,483	$462,694

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	264	262	0	526
Over the counter	0	1,500	0	1,500

	$264	$1,762	$0	$2,026

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(129)	(301)	0	(430)
Over the counter	0	(1,431)	0	(1,431)

	$(129)	$(1,732)	$0	$(1,861)

Total Financial Derivative Instruments	$135	$30	$0	$165

Totals	$16,153	$435,223	$11,483	$462,859

There were no significant transfers among Levels 1 and 2 during the period ended March 31, 2018.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2018:

Category and Subcategory	Beginning Balance at 03/31/2017	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2018	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2018(1)
Investments in Securities, at Value
Loan Participations and Assignments	$11,583	$34	$(7,668)	$0	$2	$(4)	$890	$(948)	$3,889	$6
Corporate Bonds & Notes
Banking & Finance	7,032	0	0	36	0	292	0	0	7,360	292
U.S. Government Agencies	222	0	(4)	6	1	9	0	0	234	9

Totals	$18,837	$34	$(7,672)	$42	$3	$297	$890	$(948)	$11,483	$307

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2018	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$1,790	Proxy Pricing	Base Price	100.625
	2,099	Third Party Vendor	Broker Quote	100.625-101.375
Corporate Bonds & Notes
Banking & Finance	4,107	Reference Instrument	Spread movement	318.000 bps
	3,253	Reference Instrument	OAS Spread	490.400 bps
U.S. Government Agencies	234	Proxy Pricing	Base Price	59.953

Total	$11,483

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2018 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	43

Schedule of Investments PIMCO Diversified Income Fund

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.4%

LOAN PARTICIPATIONS AND ASSIGNMENTS 3.8%
Air Medical Group Holdings, Inc.
6.015% (LIBOR03M + 4.250%) due 09/07/2024 ~		$299	$302
Almonde, Inc.
5.484% (LIBOR03M + 3.500%) due 06/13/2024 ~		199	199
Altran Technologies S.A.
TBD% due 01/17/2025	EUR	1,000	1,231
Avaya, Inc.
6.536% (LIBOR03M + 4.750%) due 12/15/2024 ~		$399	403
B.C. Unlimited Liability Co.
4.127% - 4.552% (LIBOR03M + 2.250%) due 02/16/2024 ~		99	99
Beacon Roofing Supply, Inc.
3.936% (LIBOR03M + 2.250%) due 01/02/2025 ~		100	101
Caesars Entertainment Operating Co.
4.377% (LIBOR03M + 2.500%) due 10/06/2024 ~		399	402
Caesars Resort Collection LLC
4.627% (LIBOR03M + 2.750%) due 12/22/2024 ~		1,097	1,106
California Resources Corp.
6.572% (LIBOR03M + 4.750%) due 12/31/2022 ~		400	408
Centene Corp.
TBD% due 09/13/2018		5,000	5,000
CenturyLink, Inc.
4.627% (LIBOR03M + 2.750%) due 01/31/2025 ~		2,993	2,950
Charter Communications Operating LLC
3.880% (LIBOR03M + 2.000%) due 04/30/2025 ~		5,894	5,922
Cheniere Energy Partners LP
4.127% (LIBOR03M + 2.250%) due 02/25/2020 ~		200	200
CityCenter Holdings LLC
4.377% (LIBOR03M + 2.500%) due 04/18/2024 ~		397	399
Community Health Systems, Inc.
4.734% (LIBOR03M + 2.750%) due 12/31/2019 ~		1,001	978
4.984% (LIBOR03M + 3.000%) due 01/27/2021 ~		1,854	1,786
Core & Main LP
5.006% - 5.211% (LIBOR03M + 3.000%) due 08/01/2024 ~		196	197
Crown Americas LLC
TBD% due 01/29/2025		100	101
CSC Holdings LLC
4.277% (LIBOR03M + 2.500%) due 01/25/2026 ~		200	200
Delos Finance SARL
4.052% (LIBOR03M + 1.750%) due 10/06/2023 ~		200	201
Diamond (BC) BV
4.994% (LIBOR03M + 3.000%) due 09/06/2024 ~		299	299
Diamond Resorts Corp.
6.377% (LIBOR03M + 4.500%) due 08/11/2023 ~		1,478	1,489
Diaverum Holding SARL
3.250% (EUR003M + 3.250%) due 07/04/2024 ~	EUR	1,000	1,217
Drillship Kithira Owners, Inc.
TBD% due 09/20/2024		$2,650	2,758
Flying Fortress, Inc.
4.052% (LIBOR03M + 1.750%) due 10/30/2022 ~		100	101

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Gardner Denver, Inc.
5.052% (LIBOR03M + 2.750%) due 07/30/2024 ~		$4,993	$5,024
Gartner, Inc.
3.877% (LIBOR03M + 2.000%) due 04/05/2024 ~		131	132
Gates Global LLC
5.052% (LIBOR03M + 2.750%) due 04/01/2024 ~		1,940	1,953
Golden Entertainment, Inc.
4.880% (LIBOR03M + 3.000%) due 10/20/2024 «~		400	401
Hilton Worldwide Finance LLC
3.872% (LIBOR03M + 2.000%) due 10/25/2023 ~		3,316	3,338
Ineos U.S. Finance LLC
2.500% (EUR003M + 2.000%) due 03/31/2024 ~	EUR	2,494	3,062
Intelsat Jackson Holdings S.A.
5.706% (LIBOR03M + 3.750%) due 11/27/2023 ~		$3,771	3,779
Kinetic Concepts, Inc.
5.552% (LIBOR03M + 3.250%) due 02/02/2024 ~		298	299
Klockner-Pentaplast of America, Inc.
4.750% (EUR003M + 4.750%) due 06/30/2022 ~	EUR	350	417
Las Vegas Sands LLC
3.627% (LIBOR03M + 1.750%) due 03/29/2024 ~		$3,190	3,201
Lightstone Generation LLC
5.627% (LIBOR03M + 3.750%) due 01/30/2024 ~		2,947	2,967
MA FinanceCo. LLC
4.627% (LIBOR03M + 2.750%) due 06/21/2024 ~		112	111
McAfee LLC
6.377% (LIBOR03M + 4.500%) due 09/30/2024 ~		299	302
Mcdermott International, Inc.
TBD% due 12/18/2024 «		3,167	3,145
TBD% due 12/18/2026 «		1,833	1,821
MH Sub LLC
5.527% (LIBOR03M + 3.750%) due 09/13/2024 ~		4,020	4,029
Multi Color Corp.
4.127% (LIBOR03M + 2.250%) due 10/31/2024 ~		100	100
Nielsen Finance LLC
3.718% (LIBOR03M + 2.000%) due 10/04/2023 ~		565	567
Parexel International Corp.
4.627% (LIBOR03M + 2.750%) due 09/27/2024 ~		358	359
Petrobras Netherlands BV
TBD% due 02/01/2025 «		1,000	995
Ply Gem Industries, Inc.
TBD% due 03/28/2025 «		440	438
Post Holdings, Inc.
3.880% (LIBOR03M + 2.000%) due 05/24/2024 ~		337	339
Rise Ltd.
4.750% due 01/31/2021 «~(k)		4,122	4,122
RPI Finance Trust
4.302% (LIBOR03M + 2.000%) due 03/27/2023 ~		530	533
Seattle Spinco, Inc.
4.627% (LIBOR03M + 2.750%) due 06/21/2024 ~		778	778
Sequa Mezzanine Holdings LLC
10.752% (LIBOR03M + 9.000%) due 04/28/2022 ~		100	102

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Sprint Communications, Inc.
4.438% (LIBOR03M + 2.500%) due 02/02/2024 ~		$14,454	$14,474
State Of Qatar
TBD% due 12/21/2020 «		10,000	9,886
State of Rio de Janeiro
6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~		1,600	1,602
Techem GmbH
3.000% (EUR003M + 3.000%) due 10/02/2024 ~	EUR	1,200	1,479
TerraForm Power Operating LLC
4.627% (LIBOR03M + 2.750%) due 11/08/2022 ~		$100	100
TEX Operations Co. LLC
4.377% (LIBOR03M + 2.500%) due 08/04/2023 ~		6,865	6,911
Tronox Blocked Borrower LLC
5.302% (LIBOR03M + 3.000%) due 09/22/2024 ~		30	30
Tronox Finance LLC
5.302% (LIBOR03M + 3.000%) due 09/22/2024 ~		70	70
Unitymedia Finance LLC
4.027% due 09/30/2025 ~		7,100	7,104
4.027% (LIBOR03M + 2.250%) due 01/15/2026 ~		200	200
UPC Financing Partnership
4.277% (LIBOR03M + 2.500%) due 01/15/2026 ~		968	972
Valeant Pharmaceuticals International, Inc.
5.240% (LIBOR03M + 3.500%) due 04/01/2022 ~		2,376	2,404
VFH Parent LLC
4.945% (LIBOR03M + 3.250%) due 12/30/2021 ~		109	110
Xella International GmbH
4.000% (EUR003M + 4.000%) due 04/11/2024 ~	EUR	722	889

Total Loan Participations and Assignments (Cost $115,559)			116,594

CORPORATE BONDS & NOTES 37.5%

BANKING & FINANCE 18.4%
ABN AMRO Bank NV
2.450% due 06/04/2020		$200	197
ADCB Finance Cayman Ltd.
3.000% due 03/04/2019		300	300
AerCap Ireland Capital DAC
3.750% due 05/15/2019		2,740	2,758
4.625% due 10/30/2020		3,955	4,073
5.000% due 10/01/2021		1,300	1,354
Akelius Residential Property AB
3.375% due 09/23/2020	EUR	123	163
Ally Financial, Inc.
3.250% due 11/05/2018		$700	702
3.500% due 01/27/2019		2,289	2,298
3.600% due 05/21/2018		6,850	6,859
3.750% due 11/18/2019		480	482
4.125% due 03/30/2020		4,640	4,669
4.250% due 04/15/2021		100	101
4.750% due 09/10/2018		480	485
7.500% due 09/15/2020		100	108
8.000% due 12/31/2018		70	72
8.000% due 03/15/2020		100	108
8.000% due 11/01/2031		6,515	7,981
American International Group, Inc.
5.750% due 04/01/2048 •		700	711
6.250% due 05/01/2036		5,600	6,679
American Tower Corp.
3.300% due 02/15/2021		100	100
Athene Holding Ltd.
4.125% due 01/12/2028		400	384

44	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2018

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Avolon Holdings Funding Ltd.
5.500% due 01/15/2023		$900	$891
Axis Bank Ltd.
3.250% due 05/21/2020		300	298
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 •(i)(j)	EUR	400	534
8.875% due 04/14/2021 •(i)(j)		200	292
Banco BTG Pactual S.A.
5.500% due 01/31/2023		$500	490
Banco do Brasil S.A.
6.000% due 01/22/2020		5,300	5,558
9.000% due 06/18/2024 •(i)(j)		1,204	1,292
Bank of America Corp.
2.815% due 03/05/2024 ~		140	139
Bank of Tokyo-Mitsubishi UFJ Ltd.
2.350% due 09/08/2019		200	198
Banque PSA Finance S.A.
5.750% due 04/04/2021		1,447	1,536
Barclays Bank PLC
7.625% due 11/21/2022 (j)		18,617	20,464
14.000% due 06/15/2019 •(i)	GBP	5,400	8,561
Barclays PLC
2.375% due 10/06/2023 •		100	139
3.125% due 01/17/2024		3,100	4,416
3.250% due 02/12/2027		300	422
3.250% due 01/17/2033		900	1,223
6.500% due 09/15/2019 •(i)(j)	EUR	1,450	1,900
7.000% due 09/15/2019 •(i)(j)	GBP	200	294
8.250% due 12/15/2018 •(i)(j)		$200	207
Blackstone CQP Holdco LP
6.000% due 08/18/2021		1,800	1,814
6.500% due 03/20/2021		10,460	10,565
BNP Paribas S.A.
3.375% due 01/09/2025		1,000	968
BOC Aviation Ltd.
2.375% due 09/15/2021		200	193
BPCE S.A.
12.500% due 09/30/2019 •(i)	EUR	100	145
BRFkredit A/S
1.000% due 04/01/2018	DKK	2,430	401
1.000% due 10/01/2018		7,960	1,324
2.000% due 04/01/2018		1,380	228
Brighthouse Financial, Inc.
3.700% due 06/22/2027		$500	464
4.700% due 06/22/2047		514	472
Brighthouse Holdings LLC
6.500% due 07/27/2037 (i)		400	444
Brookfield Finance, Inc.
3.900% due 01/25/2028		400	389
4.700% due 09/20/2047		600	583
Cantor Fitzgerald LP
7.875% due 10/15/2019		12,100	12,864
Charles Schwab Corp.
5.000% due 12/01/2027 •(i)		4,000	3,914
CIT Group, Inc.
3.875% due 02/19/2019		4,230	4,261
4.125% due 03/09/2021		240	242
5.000% due 08/15/2022		2,332	2,393
5.000% due 08/01/2023		18,255	18,729
5.375% due 05/15/2020		1,390	1,437
5.500% due 02/15/2019		200	205
Citigroup, Inc.
3.142% due 01/24/2023 •		300	297
Co-operative Group Holdings Ltd.
7.500% due 07/08/2026	GBP	1,200	2,061
Cooperatieve Rabobank UA
5.500% due 06/29/2020 •(i)(j)	EUR	300	399
11.000% due 06/30/2019 •(i)		$6,814	7,477
Credit Agricole S.A.
7.500% due 06/23/2026 •(i)(j)	GBP	200	324
8.125% due 09/19/2033 •(i)(j)		$1,000	1,022
8.125% due 09/19/2033 •		1,600	1,635
8.375% due 10/13/2019 •(i)		6,430	6,912

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Credit Suisse AG
6.500% due 08/08/2023 (j)		$11,600	$12,638
Credit Suisse Group AG
2.997% due 12/14/2023 •		500	485
3.869% due 01/12/2029 •		500	485
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 06/09/2023		250	251
Crown Castle International Corp.
3.200% due 09/01/2024		334	321
3.650% due 09/01/2027		1,464	1,397
4.000% due 03/01/2027		199	196
CSCEC Finance Cayman Ltd.
2.250% due 06/14/2019		200	198
CyrusOne LP
5.000% due 03/15/2024		60	60
Deutsche Bank AG
3.721% (US0003M + 1.910%) due 05/10/2019 ~		140	142
4.250% due 10/14/2021		24,800	25,205
Discover Bank
3.350% due 02/06/2023		300	295
Doctors Co.
6.500% due 10/15/2023		10,425	11,282
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		11,492	11,812
E*TRADE Financial Corp.
2.950% due 08/24/2022		138	134
3.800% due 08/24/2027		106	103
Emerald Bay S.A.
0.000% due 10/08/2020 (g)	EUR	9,032	10,439
Equinix, Inc.
2.875% due 02/01/2026		2,000	2,348
ERP Operating LP
3.250% due 08/01/2027		$138	133
4.000% due 08/01/2047		78	75
Fastighets AB Balder
1.125% due 03/14/2022	EUR	200	248
Fortress Transportation & Infrastructure Investors LLC
6.750% due 03/15/2022		$1,500	1,526
Freedom Mortgage Corp.
8.125% due 11/15/2024		940	966
General Motors Financial Co., Inc.
2.400% due 05/09/2019		100	100
3.612% (US0003M + 1.310%) due 06/30/2022 ~		100	102
Goldman Sachs Group, Inc.
2.876% due 10/31/2022 •		5,000	4,896
Goodman U.S. Finance Three LLC
3.700% due 03/15/2028		1,100	1,059
Hipotecaria Su Casita S.A. de C.V.
7.500% due 06/29/2018 ^(d)		1,304	46
Host Hotels & Resorts LP
3.875% due 04/01/2024		560	554
Howard Hughes Corp.
5.375% due 03/15/2025		950	941
HSBC Holdings PLC
3.262% due 03/13/2023 •		1,130	1,116
4.041% due 03/13/2028 •		1,020	1,020
6.000% due 09/29/2023 •(i)(j)	EUR	2,600	3,676
6.250% due 03/23/2023 •(i)(j)		$1,200	1,218
6.500% due 03/23/2028 •(i)(j)		2,000	2,043
Hudson Pacific Properties LP
3.950% due 11/01/2027		200	192
Industrial & Commercial Bank of China Ltd.
2.541% due 11/08/2020 ~		1,000	1,000
3.538% due 11/08/2027		400	384
International Lease Finance Corp.
4.625% due 04/15/2021		150	155
5.875% due 04/01/2019		6,490	6,668
6.250% due 05/15/2019		300	310
8.250% due 12/15/2020		980	1,094
8.625% due 01/15/2022		500	583
Intesa Sanpaolo SpA
6.500% due 02/24/2021		12,725	13,697

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Jefferies Finance LLC
6.875% due 04/15/2022		$2,400	$2,388
7.250% due 08/15/2024		200	198
7.375% due 04/01/2020		1,540	1,563
JPMorgan Chase & Co.
3.509% due 01/23/2029 •		10,000	9,712
Kennedy Wilson Europe Real Estate PLC
3.950% due 06/30/2022	GBP	200	293
Kennedy-Wilson, Inc.
5.875% due 04/01/2024		$861	858
KSA Sukuk Ltd.
2.894% due 04/20/2022		4,600	4,481
Liberty Mutual Finance Europe DAC
1.750% due 03/27/2024	EUR	260	327
Life Storage LP
3.875% due 12/15/2027		$100	96
Lima Metro Line Finance Ltd.
5.875% due 07/05/2034		200	207
Lloyds Bank PLC
2.400% due 03/17/2020		200	197
12.000% due 12/16/2024 •(i)		6,900	8,707
Lloyds Banking Group PLC
2.250% due 10/16/2024	GBP	100	138
4.375% due 03/22/2028		$200	202
6.375% due 06/27/2020 •(i)(j)	EUR	400	532
7.000% due 06/27/2019 •(i)(j)	GBP	1,025	1,509
7.625% due 06/27/2023 •(i)(j)		1,200	1,885
Mitsubishi UFJ Financial Group, Inc.
3.455% due 03/02/2023		$1,646	1,645
Mitsubishi UFJ Trust & Banking Corp.
2.450% due 10/16/2019		200	198
Mizuho Bank Ltd.
2.400% due 03/26/2020		200	197
Morgan Stanley
2.294% due 02/10/2021 ~		4,100	4,103
Nationwide Building Society
2.350% due 01/21/2020		200	197
3.766% due 03/08/2024 •		800	798
10.250% ~(i)	GBP	7	1,537
Navient Corp.
4.875% due 06/17/2019		$1,660	1,677
5.000% due 10/26/2020		100	101
5.500% due 01/15/2019		1,828	1,853
5.875% due 03/25/2021		4,775	4,900
6.625% due 07/26/2021		1,340	1,397
8.000% due 03/25/2020		18,455	19,655
Nordea Bank AB
4.875% due 01/27/2020		100	103
Nordea Kredit Realkreditaktieselskab
1.000% due 04/01/2018	DKK	600	99
2.000% due 04/01/2018		900	149
Nykredit Realkredit A/S
1.000% due 04/01/2018		30,050	4,960
1.000% due 07/01/2018		3,990	661
2.000% due 04/01/2018		28,210	4,656
2.000% due 07/01/2018		1,380	229
Omega Healthcare Investors, Inc.
4.500% due 01/15/2025		$700	685
4.950% due 04/01/2024		1,900	1,941
OneMain Financial Holdings LLC
7.250% due 12/15/2021		1,955	2,027
Oppenheimer Holdings, Inc.
6.750% due 07/01/2022		440	454
Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018 (g)		320	317
Prologis LP
2.250% due 06/30/2029	GBP	300	400
Provident Funding Associates LP
6.375% due 06/15/2025		$187	188
Quicken Loans, Inc.
5.250% due 01/15/2028		1,500	1,406
Realkredit Danmark A/S
1.000% due 04/01/2018	DKK	96,730	15,966
2.000% due 04/01/2018		40,900	6,751

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	45

Schedule of Investments PIMCO Diversified Income Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Rio Oil Finance Trust
9.250% due 07/06/2024		$12,647	$13,791
Royal Bank of Scotland Group PLC
2.500% due 03/22/2023	EUR	7,000	9,196
3.309% (US0003M + 1.470%) due 05/15/2023 ~		$2,578	2,602
3.498% due 05/15/2023 •		1,858	1,827
7.648% due 09/30/2031 •(i)		1,750	2,196
8.000% due 08/10/2025 •(i)(j)		6,870	7,548
8.625% due 08/15/2021 •(i)(j)		5,500	5,988
Royal Bank of Scotland PLC
6.934% due 04/09/2018	EUR	2,125	2,618
Santander Holdings USA, Inc.
3.400% due 01/18/2023		$300	294
3.700% due 03/28/2022		5,000	5,014
Santander UK Group Holdings PLC
3.373% due 01/05/2024 •		200	196
7.375% due 06/24/2022 •(i)(j)	GBP	4,050	6,201
Santander UK PLC
5.000% due 11/07/2023		$1,700	1,761
Sberbank of Russia Via SB Capital S.A.
3.080% due 03/07/2019	EUR	4,900	6,164
4.150% due 03/06/2019 (k)		$800	805
5.717% due 06/16/2021		14,050	14,785
SL Green Realty Corp.
4.500% due 12/01/2022		10,300	10,573
SLM Corp.
5.125% due 04/05/2022		620	628
Springleaf Finance Corp.
5.250% due 12/15/2019		5,050	5,164
5.625% due 03/15/2023		4,000	3,935
6.000% due 06/01/2020		200	207
6.125% due 05/15/2022		3,801	3,883
6.875% due 03/15/2025		1,200	1,208
8.250% due 12/15/2020		1,365	1,490
8.250% due 10/01/2023		2,000	2,170
Stichting AK Rabobank Certificaten
6.500% (i)	EUR	3,047	4,599
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	97	154
5.801% due 10/13/2040		206	339
6.052% due 10/13/2039		7,936	13,180
UBS AG
4.750% due 05/22/2023 •(j)		$900	902
5.125% due 05/15/2024 (j)		200	205
7.625% due 08/17/2022 (j)		19,500	21,938
Vantiv LLC
4.375% due 11/15/2025		200	194
VEREIT Operating Partnership LP
3.950% due 08/15/2027		198	186
Washington Prime Group LP
5.950% due 08/15/2024		2,580	2,462
Woori Bank
2.875% due 10/02/2018		200	200

			560,339

INDUSTRIALS 14.6%
Air Canada Pass-Through Trust
3.600% due 09/15/2028		666	656
Alibaba Group Holding Ltd.
4.000% due 12/06/2037		500	478
Allegion U.S. Holding Co., Inc.
3.200% due 10/01/2024		500	486
3.550% due 10/01/2027		600	572
Allergan Sales LLC
5.000% due 12/15/2021		50	52
Alliance Data Systems Corp.
4.500% due 03/15/2022	EUR	3,250	4,137
ALROSA Finance S.A.
7.750% due 11/03/2020		$13,400	14,672
Altice Financing S.A.
7.500% due 05/15/2026		9,000	8,842

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Altice France S.A.
5.625% due 05/15/2024	EUR	400	$501
6.000% due 05/15/2022		$2,250	2,202
6.250% due 05/15/2024		8,200	7,759
7.375% due 05/01/2026		10,950	10,471
Altice Luxembourg S.A.
7.250% due 05/15/2022	EUR	17,975	21,539
7.750% due 05/15/2022		$1,775	1,653
Amazon.com, Inc.
2.800% due 08/22/2024		260	252
3.150% due 08/22/2027		740	715
3.875% due 08/22/2037		780	777
4.050% due 08/22/2047		1,710	1,705
4.250% due 08/22/2057		880	880
American Airlines Pass-Through Trust
3.350% due 04/15/2031		250	243
3.600% due 04/15/2031		180	178
3.650% due 08/15/2030		288	287
4.375% due 04/01/2024		561	564
Andeavor Logistics LP
3.500% due 12/01/2022		200	197
4.250% due 12/01/2027		100	98
Anheuser-Busch InBev Worldwide, Inc.
4.375% due 04/15/2038 (b)		520	531
4.600% due 04/15/2048 (b)		440	455
4.750% due 04/15/2058 (b)		720	738
Arrow Electronics, Inc.
3.250% due 09/08/2024		300	286
AutoNation, Inc.
3.350% due 01/15/2021		130	130
5.500% due 02/01/2020		80	83
6.750% due 04/15/2018		150	150
Avon Products, Inc.
6.500% due 03/01/2019		248	253
6.600% due 03/15/2020		84	84
BAT Capital Corp.
2.423% due 08/14/2020 ~		430	431
2.719% due 08/15/2022 ~		430	433
2.764% due 08/15/2022		430	416
3.222% due 08/15/2024		1,724	1,664
3.557% due 08/15/2027		1,074	1,029
4.390% due 08/15/2037		770	766
4.540% due 08/15/2047		766	759
BC Unlimited Liability Co.
4.250% due 05/15/2024		1,056	1,011
Boral Finance Pty. Ltd.
3.750% due 05/01/2028		100	97
Braskem America Finance Co.
7.125% due 07/22/2041		600	701
Braskem Finance Ltd.
5.750% due 04/15/2021		200	210
Braskem Netherlands Finance BV
3.500% due 01/10/2023		1,200	1,157
4.500% due 01/10/2028		5,000	4,873
Broadcom Corp.
3.000% due 01/15/2022		974	956
3.625% due 01/15/2024		65	64
3.875% due 01/15/2027		329	320
Charter Communications Operating LLC
3.579% due 07/23/2020		288	289
4.908% due 07/23/2025		4,200	4,296
6.484% due 10/23/2045		1,100	1,210
Cheniere Corpus Christi Holdings LLC
5.875% due 03/31/2025		3,900	4,095
Cimarex Energy Co.
3.900% due 05/15/2027		238	236
CNPC General Capital Ltd.
2.700% due 11/25/2019		200	199
CommScope Technologies LLC
5.000% due 03/15/2027		12	11
Community Health Systems, Inc.
6.250% due 03/31/2023		817	757
Constellation Brands, Inc.
4.100% due 02/15/2048		880	820

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Continental Airlines Pass-Through Trust
6.000% due 07/12/2020 «	$276	$282
Corp. GEO S.A.B. de C.V.
8.875% due 03/27/2022 ^(d)	2,700	1
9.250% due 06/30/2020 ^(d)	14,300	4
CSC Holdings LLC
5.375% due 02/01/2028	500	474
7.625% due 07/15/2018	3,000	3,059
8.625% due 02/15/2019	5,300	5,542
CSN Resources S.A.
6.500% due 07/21/2020	217	212
CVS Health Corp.
4.100% due 03/25/2025	1,400	1,411
4.300% due 03/25/2028	1,900	1,916
4.780% due 03/25/2038	430	436
5.050% due 03/25/2048	400	422
CVS Pass-Through Trust
5.773% due 01/10/2033	319	342
5.926% due 01/10/2034	33	37
6.036% due 12/10/2028	97	105
6.943% due 01/10/2030	8,618	9,751
7.507% due 01/10/2032	5,884	6,951
8.353% due 07/10/2031	1,264	1,556
D.R. Horton, Inc.
4.000% due 02/15/2020	10	10
DAE Funding LLC
4.000% due 08/01/2020	1,627	1,590
4.500% due 08/01/2022 (m)	392	373
5.000% due 08/01/2024	2,719	2,580
Delta Air Lines Pass-Through Trust
6.718% due 07/02/2024	32	34
7.750% due 06/17/2021	272	289
Diamond Offshore Drilling, Inc.
4.875% due 11/01/2043	900	648
5.700% due 10/15/2039	300	239
7.875% due 08/15/2025 (m)	7,677	7,725
Diamond Resorts International, Inc.
7.750% due 09/01/2023	6,143	6,704
DISH DBS Corp.
4.250% due 04/01/2018	533	533
7.875% due 09/01/2019	7,650	8,032
Dolphin Energy Ltd.
5.888% due 06/15/2019	23	24
DriveTime Automotive Group, Inc.
8.000% due 06/01/2021	1,600	1,600
DXC Technology Co.
4.250% due 04/15/2024	247	254
Ecopetrol S.A.
4.250% due 09/18/2018	300	303
EMC Corp.
1.875% due 06/01/2018	500	499
2.650% due 06/01/2020	1,000	967
Ensco PLC
7.750% due 02/01/2026	100	92
Entegris, Inc.
4.625% due 02/10/2026	200	196
Enterprise Products Operating LLC
5.481% (US0003M + 3.708%) due 08/01/2066 ~	7,175	7,202
EQT Corp.
3.000% due 10/01/2022	300	292
3.900% due 10/01/2027	500	480
GATX Corp.
2.507% due 11/05/2021 ~	500	503
General Electric Co.
5.000% due 01/21/2021 •(i)	1,298	1,287
Gerdau Trade, Inc.
4.875% due 10/24/2027	1,500	1,481
GLP Capital LP
4.375% due 11/01/2018	100	101
Hanesbrands, Inc.
4.875% due 05/15/2026	3,000	2,925
Harvest Operations Corp.
2.125% due 05/14/2018	210	210

46	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2018

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HCA, Inc.
4.250% due 10/15/2019		$100	$101
4.500% due 02/15/2027		3,360	3,251
4.750% due 05/01/2023		2,100	2,129
5.500% due 06/15/2047		529	512
6.500% due 02/15/2020		700	736
Hilton Worldwide Finance LLC
4.625% due 04/01/2025		957	958
4.875% due 04/01/2027		532	527
iHeartCommunications, Inc.
9.000% due 09/15/2022 ^(d)		8,900	7,075
IHS Markit Ltd.
4.000% due 03/01/2026		300	290
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019		700	693
Jeld-Wen, Inc.
4.625% due 12/15/2025		100	96
4.875% due 12/15/2027		100	95
KazMunayGas National Co. JSC
4.400% due 04/30/2023		5,000	5,015
7.000% due 05/05/2020		5,000	5,374
9.125% due 07/02/2018		3,500	3,553
Kinder Morgan, Inc.
7.750% due 01/15/2032		10,100	12,939
7.800% due 08/01/2031		2,300	2,933
Latam Airlines Pass-Through Trust
4.500% due 08/15/2025		4,178	4,086
Mallinckrodt International Finance S.A.
5.625% due 10/15/2023		1,900	1,529
McDermott International, Inc.
8.000% due 05/01/2021		10,625	10,904
Melco Resorts Finance Ltd.
4.875% due 06/06/2025		900	863
MGM Resorts International
5.250% due 03/31/2020		5,000	5,138
6.750% due 10/01/2020		48	51
Mitchells & Butlers Finance PLC
6.469% due 09/15/2032	GBP	1,700	2,820
MPLX LP
3.375% due 03/15/2023		$80	79
4.900% due 04/15/2058		80	77
Netflix, Inc.
3.625% due 05/15/2027	EUR	4,900	5,946
New Albertson’s LP
6.570% due 02/23/2028		$800	548
Nielsen Co. Luxembourg SARL
5.000% due 02/01/2025		68	67
5.500% due 10/01/2021		12,300	12,500
Nokia Oyj
4.375% due 06/12/2027		90	85
Northwest Airlines Pass-Through Trust
7.150% due 04/01/2021		274	285
Odebrecht Oil & Gas Finance Ltd.
0.000% due 04/30/2018 (g)(i)		3,197	84
OGX Austria GmbH
8.375% due 04/01/2022 ^(d)		12,200	1
8.500% due 06/01/2018 ^(d)		20,900	0
Olin Corp.
5.000% due 02/01/2030		200	192
ONGC Videsh Ltd.
3.250% due 07/15/2019		200	200
Ooredoo International Finance Ltd.
7.875% due 06/10/2019		200	211
Ooredoo Tamweel Ltd.
3.039% due 12/03/2018		230	230
Oracle Corp.
2.625% due 02/15/2023		3,000	2,933
3.250% due 11/15/2027		1,000	976
3.800% due 11/15/2037		600	594
4.000% due 11/15/2047		3,000	2,969
Ortho-Clinical Diagnostics, Inc.
6.625% due 05/15/2022		1,976	1,936
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021		700	667

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.500% due 03/15/2023		$3,800	$3,610
5.250% due 08/15/2022		2,146	2,110
Patterson-UTI Energy, Inc.
3.950% due 02/01/2028		100	96
Pelabuhan Indonesia PT
5.375% due 05/05/2045		2,000	1,962
Petroleos de Venezuela S.A.
5.375% due 04/12/2027 ^(d)		11,221	3,130
5.500% due 04/12/2037 ^(d)		47,485	13,889
Petroleos Mexicanos
6.350% due 02/12/2048		3,984	3,869
6.375% due 02/04/2021		6,090	6,504
6.375% due 01/23/2045		8,800	8,576
6.625% due 06/15/2035		4,210	4,360
6.625% due 06/15/2038		1,400	1,418
6.750% due 09/21/2047		7,321	7,426
Petronas Capital Ltd.
5.250% due 08/12/2019		500	516
Pilgrim’s Pride Corp.
5.875% due 09/30/2027		400	377
Post Holdings, Inc.
5.625% due 01/15/2028		200	192
QGOG Constellation S.A. (9.000% Cash and 0.500% PIK)
9.500% due 11/09/2024 (c)		1,201	585
Quintiles IMS, Inc.
3.250% due 03/15/2025	EUR	400	495
QVC, Inc.
4.450% due 02/15/2025		$100	99
5.950% due 03/15/2043		4,800	4,692
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027		1,370	1,499
6.332% due 09/30/2027		500	564
6.750% due 09/30/2019		300	315
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020		18,025	18,273
6.875% due 02/15/2021		520	528
Rockies Express Pipeline LLC
6.000% due 01/15/2019		4,200	4,294
Sabine Pass Liquefaction LLC
5.625% due 04/15/2023		200	214
5.750% due 05/15/2024		3,200	3,447
Schaeffler Finance BV
2.500% due 05/15/2020	EUR	4,500	5,595
SES Global Americas Holdings GP
2.500% due 03/25/2019		$100	99
Shelf Drilling Holdings Ltd.
8.250% due 02/15/2025		300	302
Sirius XM Radio, Inc.
3.875% due 08/01/2022		127	123
Spirit Issuer PLC
3.392% (BP0003M + 2.700%) due 12/28/2031 ~	GBP	30	41
6.582% due 12/28/2027		200	293
Sprint Spectrum Co. LLC
3.360% due 03/20/2023		$263	262
4.738% due 09/20/2029		1,000	1,008
5.152% due 09/20/2029		2,200	2,216
Standard Industries, Inc.
4.750% due 01/15/2028		1,200	1,135
Symantec Corp.
5.000% due 04/15/2025		185	187
T-Mobile USA, Inc.
4.500% due 02/01/2026		100	96
4.750% due 02/01/2028		2,092	2,014
Tech Data Corp.
3.700% due 02/15/2022		114	113
4.950% due 02/15/2027		594	595
Teleflex, Inc.
4.625% due 11/15/2027		200	193
Tencent Holdings Ltd.
2.985% due 01/19/2023		300	292
3.595% due 01/19/2028		1,000	958
3.925% due 01/19/2038		200	190

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Teva Pharmaceutical Finance BV
1.500% due 10/25/2018	CHF	80	$84
Teva Pharmaceutical Finance Netherlands BV
0.125% due 07/27/2018		100	105
Time Warner Cable LLC
5.000% due 02/01/2020		$200	205
Time Warner, Inc.
3.800% due 02/15/2027		479	464
Transocean, Inc.
9.000% due 07/15/2023		2,650	2,829
United Group BV
4.375% due 07/01/2022	EUR	400	502
4.875% due 07/01/2024		400	501
Unitymedia Hessen GmbH & Co. KG
5.625% due 04/15/2023		1,960	2,485
UPCB Finance Ltd.
3.625% due 06/15/2029		3,220	3,860
Valeant Pharmaceuticals International, Inc.
5.375% due 03/15/2020		$4,200	4,238
5.500% due 11/01/2025		500	489
6.500% due 03/15/2022		450	466
7.000% due 03/15/2024		867	907
9.000% due 12/15/2025		400	399
ViaSat, Inc.
5.625% due 09/15/2025		400	387
Virgin Media Secured Finance PLC
5.000% due 04/15/2027	GBP	2,400	3,330
VMware, Inc.
2.300% due 08/21/2020		$390	379
2.950% due 08/21/2022		330	316
3.900% due 08/21/2027		280	265
VOC Escrow Ltd.
5.000% due 02/15/2028		370	353
Volkswagen Group of America Finance LLC
1.650% due 05/22/2018		500	499
2.374% (US0003M + 0.470%) due 05/22/2018 ~		900	900
Vrio Finco 1 LLC
6.250% due 04/04/2023 (b)		500	508
Want Want China Finance Ltd.
1.875% due 05/14/2018		200	200
West Street Merger Sub, Inc.
6.375% due 09/01/2025		480	460
Western Digital Corp.
4.750% due 02/15/2026		1,500	1,500
WestRock Co.
3.750% due 03/15/2025		357	357
4.000% due 03/15/2028		432	433
Wind Tre SpA
2.625% due 01/20/2023	EUR	3,100	3,448
2.750% due 01/20/2024 ~		1,500	1,706
3.125% due 01/20/2025		2,400	2,610
5.000% due 01/20/2026		$3,000	2,564
Wyndham Worldwide Corp.
4.150% due 04/01/2024		168	168
4.500% due 04/01/2027		188	187
Wynn Las Vegas LLC
5.500% due 03/01/2025		500	504
Yellowstone Energy LP
5.750% due 12/31/2026 «		3,100	3,246

			441,954

UTILITIES 4.5%
AT&T, Inc.
2.672% (US0003M + 0.950%) due 07/15/2021 ~		4,602	4,653
2.723% (US0003M + 0.890%) due 02/14/2023 ~		476	483
2.850% due 02/14/2023		918	923
3.400% due 08/14/2024		1,766	1,777
3.900% due 08/14/2027		1,636	1,649
4.900% due 08/14/2037		1,628	1,645
5.150% due 02/14/2050		2,438	2,468
5.300% due 08/14/2058		3,726	3,766

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	47

Schedule of Investments PIMCO Diversified Income Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Avangrid, Inc.
3.150% due 12/01/2024		$300	$292
CNOOC Finance Australia Pty. Ltd.
2.625% due 05/05/2020		310	307
CNOOC Finance Ltd.
3.000% due 05/09/2023		3,000	2,888
CNOOC Nexen Finance ULC
4.250% due 04/30/2024		200	203
Duke Energy Carolinas LLC
2.950% due 12/01/2026		100	97
3.700% due 12/01/2047		100	96
Duquesne Light Holdings, Inc.
6.400% due 09/15/2020		20	21
Enable Midstream Partners LP
2.400% due 05/15/2019		50	49
Endeavor Energy Resources LP
5.500% due 01/30/2026		200	199
Entergy Corp.
2.950% due 09/01/2026		80	75
Gazprom Neft OAO Via GPN Capital S.A.
2.933% due 04/26/2018	EUR	100	123
4.375% due 09/19/2022		$13,700	13,659
6.000% due 11/27/2023		400	429
Gazprom OAO Via Gaz Capital S.A.
3.850% due 02/06/2020		7,800	7,833
6.510% due 03/07/2022		10,000	10,778
8.146% due 04/11/2018		2,900	2,905
8.625% due 04/28/2034		5,600	7,264
9.250% due 04/23/2019		200	212
Majapahit Holding BV
7.750% due 01/20/2020		6,310	6,785
Odebrecht Drilling Norbe Ltd.
6.350% due 12/01/2021		3,637	3,565
Odebrecht Drilling Norbe Ltd. (6.350% Cash or 7.350% PIK)
7.350% due 12/01/2026 (c)		5,822	2,984
Pedernales Electric Cooperative, Inc.
5.952% due 11/15/2022		287	303
Petrobras Global Finance BV
5.299% due 01/27/2025		16,462	16,277
5.999% due 01/27/2028		24,219	24,007
6.125% due 01/17/2022		2,173	2,327
6.250% due 12/14/2026	GBP	100	150
6.875% due 01/20/2040		$150	148
7.250% due 03/17/2044		1,514	1,548
7.375% due 01/17/2027		3,438	3,729
8.375% due 12/10/2018		500	518
8.750% due 05/23/2026		1,748	2,056
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020		456	469
Sprint Capital Corp.
6.900% due 05/01/2019		824	851
Sprint Communications, Inc.
7.000% due 08/15/2020		200	208
9.000% due 11/15/2018		294	304
Sprint Corp.
7.625% due 03/01/2026		1,440	1,409
Telecom Italia Capital S.A.
6.999% due 06/04/2018		100	101
Transocean Phoenix 2 Ltd
7.750% due 10/15/2024		187	200
Verizon Communications, Inc.
2.625% due 08/15/2026		40	37
4.125% due 03/16/2027		1,030	1,045
5.250% due 03/16/2037		1,690	1,825
5.500% due 03/16/2047		960	1,066

			136,706

Total Corporate Bonds & Notes (Cost $1,170,687)			1,138,999

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CONVERTIBLE BONDS & NOTES 0.0%

INDUSTRIALS 0.0%
Caesars Entertainment Corp.
5.000% due 10/01/2024	$328	$574

Total Convertible Bonds & Notes (Cost $612)		574

MUNICIPAL BONDS & NOTES 0.3%

CALIFORNIA 0.0%
California State Public Works Board Revenue Notes, Series 2011
5.786% due 12/01/2021	206	217

ILLINOIS 0.2%
Chicago, Illinois General Obligation Bonds, Series 2015
7.750% due 01/01/2042	2,475	2,698
Illinois State General Obligation Bonds, (BABs), Series 2010
6.725% due 04/01/2035	170	178
7.350% due 07/01/2035	120	131
Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033	3,045	2,859

		5,866

TEXAS 0.1%
Texas Public Finance Authority Revenue Notes, Series 2014
8.250% due 07/01/2024	3,700	3,806

Total Municipal Bonds & Notes (Cost $9,489)		9,889

U.S. GOVERNMENT AGENCIES 6.5%
Fannie Mae
2.258% (LIBOR01M + 0.450%) due 10/18/2030 ~	2	2
2.779% (- 1.0*LIBOR01M + 4.650%) due 09/25/2040 ~(a)	963	87
3.000% due 02/01/2047	1,927	1,880
3.500% due 11/01/2045	19	19
3.929% (- 1.0*LIBOR01M + 5.800%) due 09/25/2037 ~(a)	1,225	142
5.000% due 11/01/2035	58	62
6.500% due 06/25/2028	57	62
6.850% due 12/18/2027	32	35
Fannie Mae, TBA
3.000% due 04/01/2048 - 05/01/2048	36,000	35,056
3.500% due 04/01/2048 - 06/01/2048	158,900	158,893
Freddie Mac
2.263% (12MTA + 1.200%) due 02/25/2045 ~	12	12
2.277% (LIBOR01M + 0.500%) due 09/15/2030 ~	10	10
2.401% (12MTA + 1.200%) due 10/25/2044 ~	72	73
2.601% (12MTA + 1.400%) due 07/25/2044 ~	124	124
3.361% (H15T1Y + 2.242%) due 05/01/2023 ~	4	4
6.500% due 07/25/2043	6	7
Ginnie Mae
2.375% (H15T1Y + 1.500%) due 03/20/2026 ~	10	10
2.625% (H15T1Y + 1.500%) due 05/20/2026 ~	12	13
2.750% (H15T1Y + 1.500%) due 07/20/2026 ~	10	11
3.125% (H15T1Y + 1.500%) due 11/20/2023 - 11/20/2027 ~	26	27
6.112% due 09/16/2042 ~	491	484
New Valley Generation
7.299% due 03/15/2019	77	79

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Small Business Administration
4.340% due 03/01/2024	$30	$30
5.080% due 11/01/2022	60	61
5.130% due 09/01/2023	4	4
6.900% due 12/01/2020	25	26
7.190% due 12/01/2019	9	10

Total U.S. Government Agencies (Cost $196,546)		197,223

U.S. TREASURY OBLIGATIONS 19.3%
U.S. Treasury Bonds
3.625% due 02/15/2044	9,500	10,626
3.750% due 11/15/2043	1,500	1,710
U.S. Treasury Notes
1.125% due 08/31/2021 (o)	57,300	54,802
1.375% due 08/31/2023 (o)(q)	20,700	19,419
1.875% due 01/31/2022	143,700	140,432
2.000% due 06/30/2024	42,600	40,979
2.000% due 08/15/2025 (o)(q)	29,800	28,386
2.125% due 08/15/2021 (o)	141,000	139,460
2.125% due 02/29/2024	17,100	16,616
2.125% due 07/31/2024	34,200	33,121
2.125% due 09/30/2024	22,400	21,666
2.250% due 11/15/2024	16,300	15,868
2.250% due 12/31/2024	65,000	63,245

Total U.S. Treasury Obligations (Cost $601,432)		586,330

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.1%
Adjustable Rate Mortgage Trust
3.461% due 01/25/2036 ^~	228	220
3.506% due 01/25/2035 ~	244	245
American Home Mortgage Assets Trust
2.062% (US0001M + 0.190%) due 05/25/2046 ^~	317	268
2.082% (US0001M + 0.210%) due 10/25/2046 ~	784	574
American Home Mortgage Investment Trust
3.961% (US0006M + 1.750%) due 12/25/2035 ~	664	437
Banc of America Funding Trust
3.689% due 09/20/2035 ^~	116	108
3.946% due 03/20/2036 ~	72	70
5.500% due 01/25/2036	164	143
6.000% due 07/25/2037 ^	410	390
6.000% due 08/25/2037 ^	216	207
Banc of America Mortgage Trust
3.691% due 02/25/2036 ^~	26	24
3.778% due 06/25/2035 ~	301	286
3.797% due 11/20/2046 ^~	1,843	1,805
3.939% due 11/25/2034 ~	33	34
5.500% due 12/25/2020	74	75
6.000% due 10/25/2036 ^	203	192
Barclays UBS Trust
2.892% due 06/05/2030	12,800	12,510
Bear Stearns Adjustable Rate Mortgage Trust
3.480% due 08/25/2035 ~	1,232	1,140
3.544% due 02/25/2036 ^~	805	797
3.558% due 01/25/2035 ~	21	21
3.563% due 02/25/2033 ~	3	3
3.715% due 01/25/2035 ~	500	497
3.728% due 02/25/2033 ~	5	5
3.757% due 01/25/2034 ~	12	12
3.808% due 01/25/2034 ~	3	3
Bear Stearns ALT-A Trust
2.212% (US0001M + 0.340%) due 08/25/2036 ^~	1,161	1,180
3.354% due 08/25/2036 ^~	378	310
3.474% due 11/25/2036 ^~	201	183
3.541% due 11/25/2036 ~	232	217
3.589% due 09/25/2035 ~	788	702
3.688% due 05/25/2035 ~	198	201
3.766% due 03/25/2036 ^~	354	309
4.267% due 11/25/2036 ^~	3,765	3,227

48	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Chase Mortgage Finance Trust
5.500% due 11/25/2035	$680	$666
5.500% due 07/25/2037 ^	1,837	1,113
Chevy Chase Funding LLC Mortgage-Backed Certificates
2.082% (US0001M + 0.210%) due 10/25/2046 ~	5,870	5,742
2.269% (US0001M + 0.250%) due 01/25/2036 ~	334	315
Citigroup Global Markets Mortgage Securities, Inc.
2.372% (US0001M + 0.500%) due 05/25/2032 ~	13	13
Citigroup Mortgage Loan Trust
3.430% (H15T1Y + 2.400%) due 05/25/2035 ~	66	67
3.465% due 09/25/2037 ^~	632	598
3.545% due 08/25/2035 ^~	80	62
3.571% due 04/25/2037 ^~	383	333
3.630% (H15T1Y + 2.400%) due 10/25/2035 ~	348	352
4.050% due 09/25/2037 ^~	407	390
4.280% (H15T1Y + 2.400%) due 10/25/2035 ^~	565	570
Citigroup Mortgage Loan Trust, Inc.
3.414% due 05/25/2035 ~	524	530
3.889% due 03/25/2034 ~	24	25
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037 ^	1,138	1,112
Countrywide Alternative Loan Trust
1.992% (US0001M + 0.120%) due 06/25/2036 ~	4,495	4,107
2.017% (US0001M + 0.195%) due 12/20/2046 ^~	1,673	1,428
2.032% (US0001M + 0.210%) due 07/20/2046 ^~	662	491
2.052% (US0001M + 0.180%) due 04/25/2046 ~	12,271	10,826
2.072% (US0001M + 0.200%) due 02/25/2036 ~	8,597	7,609
2.102% (US0001M + 0.230%) due 08/25/2046 ~	2	0
2.102% (US0001M + 0.280%) due 09/20/2046 ~	459	247
2.152% (US0001M + 0.330%) due 11/20/2035 ~	222	217
2.283% (12MTA + 1.000%) due 12/25/2035 ~	169	157
3.364% due 10/25/2035 ^~	44	38
3.683% due 02/25/2037 ^~	1,377	1,342
5.500% due 11/25/2035 ^	1,170	1,069
5.500% due 12/25/2035 ^	789	700
5.500% due 01/25/2036	279	244
5.750% due 02/25/2035	672	633
5.750% (US0001M + 1.000%) due 03/25/2037 ^~	167	149
6.000% due 02/25/2037 ^	3,607	2,485
6.250% due 11/25/2036 ^	1,431	1,285
6.250% (US0001M + 0.650%) due 12/25/2036 ^~	700	538
6.250% due 08/25/2037 ^	4,671	4,102
Countrywide Home Loan Mortgage Pass-Through Trust
2.172% (US0001M + 0.300%) due 04/25/2046 ^~	44	4
2.332% (US0001M + 0.460%) due 05/25/2035 ~	138	128
3.493% due 04/20/2035 ~	113	113
3.518% due 07/20/2034 ~	333	323
3.647% due 02/25/2034 ~	204	204
3.662% due 10/19/2032 ~	3	3
5.500% due 01/25/2035	367	372
5.500% due 09/25/2035 ^	380	380
5.500% due 12/25/2035 ^	448	401
6.000% due 05/25/2036 ^	282	239
6.000% due 01/25/2037 ^	5,417	4,787
Countrywide Home Loan Reperforming REMIC Trust
2.212% (US0001M + 0.340%) due 06/25/2035 ~	130	126

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Credit Suisse First Boston Mortgage Securities Corp.
3.345% due 06/25/2033 ~		$184	$185
6.000% due 01/25/2036 ^		971	719
Credit Suisse Mortgage Capital Certificates
3.434% due 02/26/2036 ~		484	481
3.639% due 09/26/2047 ~		510	513
CSAB Mortgage-Backed Trust
6.172% due 06/25/2036 ^		382	184
Deutsche ALT-A Securities, Inc.
2.052% (US0001M + 0.180%) due 06/25/2037 ^~		838	813
3.260% due 10/25/2035 ~		62	54
5.500% due 12/25/2035 ^		455	414
Deutsche ALT-B Securities, Inc.
6.300% due 07/25/2036 ^		191	173
Deutsche Mortgage & Asset Receiving Corp.
2.721% (LIBOR01M + 1.100%) due 07/27/2045 ~		81	81
Dragon Finance BV
1.554% (BP0012M + 0.900%) due 07/13/2023 ~	GBP	5,052	6,921
EMF-NL Prime BV
0.471% (EUR003M + 0.800%) due 04/17/2041 ~	EUR	1,342	1,575
Eurosail PLC
0.123% (EUR003M + 0.450%) due 09/10/2044 ~		4,400	4,955
1.304% (BP0003M + 0.700%) due 09/13/2045 ~	GBP	8,383	11,490
1.554% (BP0003M + 0.950%) due 06/13/2045 ~		10,468	14,657
First Horizon Asset Securities, Inc.
3.722% due 02/25/2036 ~		$190	181
First Horizon Mortgage Pass-Through Trust
3.732% due 02/25/2035 ~		276	278
5.750% due 02/25/2036 ^		130	116
5.750% due 05/25/2037 ^		949	742
GMAC Mortgage Corp. Loan Trust
3.699% due 11/19/2035 ~		163	156
3.901% due 04/19/2036 ^~		75	71
GreenPoint Mortgage Funding Trust
2.412% (US0001M + 0.540%) due 11/25/2045 ~		58	51
GreenPoint Mortgage Funding Trust Pass-Through Certificates
4.013% due 10/25/2033 ~		226	226
GSR Mortgage Loan Trust
3.245% due 06/25/2034 ~		75	75
3.564% due 11/25/2035 ^~		111	98
3.635% due 05/25/2035 ~		438	432
3.639% due 11/25/2035 ~		865	866
3.658% due 01/25/2036 ^~		129	128
3.731% due 09/25/2035 ~		60	62
3.786% due 05/25/2034 ~		369	376
6.000% due 02/25/2036 ^		2,080	1,743
6.000% due 03/25/2037 ^		427	386
6.000% due 05/25/2037 ^		150	142
HarborView Mortgage Loan Trust
1.998% (LIBOR01M + 0.190%) due 09/19/2037 ~		681	636
1.998% (US0001M + 0.190%) due 01/19/2038 ~		867	853
3.287% due 06/19/2036 ^~		203	149
HomeBanc Mortgage Trust
2.132% (US0001M + 0.260%) due 01/25/2036 ~		461	457
3.122% due 04/25/2037 ^~		100	93
IndyMac Mortgage Loan Trust
2.112% (US0001M + 0.240%) due 07/25/2035 ~		62	60
2.142% (LIBOR01M + 0.270%) due 06/25/2037 ^~		193	149
3.289% due 07/25/2037 ~		145	122
3.579% due 08/25/2036 ~		89	74
3.642% due 06/25/2036 ~		457	427

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JPMorgan Alternative Loan Trust
1.982% (US0001M + 0.110%) due 09/25/2036 ^~	$418	$481
2.012% (US0001M + 0.140%) due 03/25/2037 ~	1,061	1,008
JPMorgan Chase Commercial Mortgage Securities Trust
5.585% due 01/12/2043 ~	6,039	6,195
JPMorgan Mortgage Trust
3.161% due 07/27/2037 ~	1,522	1,490
3.386% due 06/25/2037 ^~	2,304	2,094
3.520% due 04/25/2036 ^~	511	481
3.536% due 07/25/2035 ~	109	110
3.631% due 07/25/2035 ~	64	64
3.647% due 08/25/2035 ^~	531	520
3.782% due 04/25/2035 ~	864	878
3.783% due 06/25/2036 ^~	131	126
5.750% due 01/25/2036 ^	324	278
Lehman XS Trust
1.801% (LIBOR01M + 0.180%) due 07/25/2037 ^~	634	641
2.032% (LIBOR01M + 0.160%) due 03/25/2047 ^~	556	542
MASTR Adjustable Rate Mortgages Trust
2.023% (12MTA + 0.740%) due 01/25/2047 ^~	848	662
2.112% (US0001M + 0.240%) due 05/25/2037 ~	146	93
2.212% (LIBOR01M + 0.340%) due 05/25/2047 ^~	322	189
3.538% due 08/25/2034 ~	25	25
3.554% due 11/25/2033 ~	31	32
MASTR Alternative Loan Trust
2.272% (US0001M + 0.400%) due 03/25/2036 ~	540	102
Merrill Lynch Alternative Note Asset Trust
3.588% due 06/25/2037 ^~	200	164
Merrill Lynch Mortgage Investors Trust
2.082% (US0001M + 0.210%) due 02/25/2036 ~	1,665	1,608
2.911% (US0006M + 1.250%) due 10/25/2035 ~	582	589
3.263% due 05/25/2034 ~	277	271
3.386% due 12/25/2035 ~	1,163	1,079
3.667% due 11/25/2035 ~	154	156
Morgan Stanley Mortgage Loan Trust
3.312% due 11/25/2037 ~	1,186	1,107
3.345% due 07/25/2035 ^~	663	605
6.000% due 10/25/2037 ^	5,247	4,722
Nomura Asset Acceptance Corp. Alternative Loan Trust
5.820% due 03/25/2047	175	176
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
2.252% (US0001M + 0.380%) due 12/25/2035 ~	1,179	1,168
Prime Mortgage Trust
2.372% (US0001M + 0.500%) due 02/25/2035 ~	468	448
RBSGC Structured Trust
5.500% due 11/25/2035 ^	3,417	3,275
RBSSP Resecuritization Trust
2.131% (US0001M + 0.500%) due 09/26/2034 ~	252	246
2.131% (US0001M + 0.500%) due 04/26/2037 ~	243	231
6.500% due 10/26/2036 ~	2,307	2,163
Residential Accredit Loans, Inc. Trust
1.972% (US0001M + 0.100%) due 05/25/2037 ~	527	487
2.062% (US0001M + 0.190%) due 07/25/2036 ~	229	213
2.072% (US0001M + 0.200%) due 12/25/2046 ^~	328	287
2.102% (US0001M + 0.230%) due 05/25/2037 ^~	84	69
3.950% due 02/25/2035 ^~	112	96
3.952% due 03/25/2035 ^~	315	289

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	49

Schedule of Investments PIMCO Diversified Income Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.057% due 02/25/2036 ^~		$141	$126
6.000% due 06/25/2036 ^		131	121
6.000% due 05/25/2037 ^		110	101
6.500% due 07/25/2036		530	498
Residential Asset Securitization Trust
2.272% (US0001M + 0.400%) due 01/25/2046 ^~		993	502
6.000% due 02/25/2036		428	334
6.250% due 09/25/2037 ^		2,108	1,504
Residential Funding Mortgage Securities, Inc. Trust
3.857% due 09/25/2035 ^~		245	211
4.122% due 02/25/2036 ^~		584	537
6.000% due 10/25/2036 ^		591	562
Structured Adjustable Rate Mortgage Loan Trust
2.072% (US0001M + 0.200%) due 04/25/2047 ~		794	804
3.374% due 01/25/2035 ~		552	543
3.603% due 05/25/2036 ^~		2,218	2,120
3.640% due 09/25/2036 ^~		1,846	1,462
3.733% due 09/25/2035 ~		2,770	2,500
3.861% due 03/25/2036 ^~		111	103
Structured Asset Mortgage Investments Trust
2.092% (US0001M + 0.220%) due 05/25/2036 ~		1,521	1,389
2.132% (US0001M + 0.260%) due 05/25/2046 ^~		38	47
2.468% (US0001M + 0.660%) due 09/19/2032 ~		26	26
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.412% due 06/25/2033 ~		202	200
3.478% due 07/25/2032 ~		1	1
Structured Asset Securities Corp. Trust
5.500% due 12/25/2034		78	79
Uropa Securities PLC
0.802% (BP0003M + 0.200%) due 06/10/2059 ~	GBP	11,642	15,929
0.952% (BP0003M + 0.350%) due 06/10/2059 ~		2,689	3,640
1.152% (BP0003M + 0.550%) due 06/10/2059 ~		2,103	2,823
1.352% (BP0003M + 0.750%) due 06/10/2059 ~		2,242	3,010
Wachovia Mortgage Loan Trust LLC
3.422% due 08/20/2035 ^~		$641	598
3.681% due 10/20/2035 ~		79	73
WaMu Mortgage Pass-Through Certificates Trust
1.983% (12MTA + 0.700%) due 02/25/2047 ^~		678	604
2.011% (12MTA + 0.810%) due 12/25/2046 ~		333	329
2.027% (COF 11 + 1.250%) due 02/27/2034 ~		33	33
2.033% (12MTA + 0.750%) due 06/25/2047 ^~		126	54
2.132% (US0001M + 0.260%) due 11/25/2045 ~		1,161	1,150
2.142% (US0001M + 0.270%) due 12/25/2045 ~		966	966
2.163% (12MTA + 0.880%) due 10/25/2046 ^~		1,261	1,140
2.192% (US0001M + 0.320%) due 08/25/2045 ~		829	831
2.277% (COF 11 + 1.500%) due 07/25/2046 ~		948	929
2.277% (COF 11 + 1.500%) due 10/25/2046 ~		229	223
2.283% (12MTA + 1.000%) due 08/25/2046 ~		2,729	2,569
2.483% (12MTA + 1.200%) due 11/25/2042 ~		3	3
2.683% (12MTA + 1.400%) due 06/25/2042 ~		4	4
2.683% (12MTA + 1.400%) due 08/25/2042 ~		5	5
3.071% due 12/25/2036 ^~		460	449
3.273% due 09/25/2036 ^~		416	405
3.337% due 09/25/2033 ~		3,960	4,070
3.352% due 02/25/2037 ^~		3,226	3,090

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Washington Mutual Mortgage Pass-Through Certificates Trust
2.053% (12MTA + 0.770%) due 04/25/2047 ^~		$26	$1
2.112% (US0001M + 0.240%) due 01/25/2047 ^~		685	631
2.123% (12MTA + 0.840%) due 05/25/2047 ^~		75	14
3.426% due 02/25/2033 ~		1	1
4.383% due 09/25/2036		21,957	11,229
Wells Fargo Mortgage-Backed Securities Trust
2.372% (US0001M + 0.500%) due 07/25/2037 ^~		170	153
3.410% due 05/25/2036 ^~		273	278
3.446% due 09/25/2033 ~		63	65
3.488% due 10/25/2035 ~		300	302
3.495% due 07/25/2036 ^~		129	130
3.645% due 06/25/2035 ~		406	418
3.712% due 11/25/2037 ^~		917	878
3.738% due 12/25/2034 ~		116	119
3.755% due 03/25/2036 ~		932	945
3.917% due 07/25/2036 ^~		389	393
3.934% due 04/25/2035 ~		87	88
3.973% due 04/25/2035 ~		437	444
4.045% due 04/25/2036 ^~		74	70
5.500% due 03/25/2036		1,582	1,625
5.750% due 05/25/2036 ^		508	510
6.000% due 04/25/2037 ^		610	611

Total Non-Agency Mortgage-Backed Securities (Cost $224,790)			246,456

ASSET-BACKED SECURITIES 6.3%
ACE Securities Corp. Home Equity Loan Trust
2.172% (US0001M + 0.300%) due 02/25/2036 ~		546	544
Aircraft Certificate Owner Trust
7.001% due 09/20/2022 «		2,310	2,414
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.322% (US0001M + 0.450%) due 01/25/2036 ~		3,222	3,139
Ares CLO Ltd.
2.912% (US0003M + 1.190%) due 04/17/2026 ~		1,000	1,001
Argent Securities Trust
2.142% (US0001M + 0.270%) due 05/25/2036 ~		689	273
Asset-Backed Funding Certificates Trust
2.032% (US0001M + 0.160%) due 01/25/2037 ~		835	569
2.092% (US0001M + 0.220%) due 01/25/2037 ~		3,576	2,454
2.472% (US0001M + 0.600%) due 10/25/2034 ~		608	610
B2R Mortgage Trust
2.567% due 06/15/2049		8,335	8,141
Bayview Opportunity Master Fund Trust
3.352% due 11/28/2032		237	237
Bear Stearns Asset-Backed Securities Trust
1.982% (US0001M + 0.110%) due 02/25/2037 ~		253	261
2.362% (US0001M + 0.490%) due 09/25/2035 ~		1,000	992
2.672% (LIBOR01M + 0.800%) due 10/27/2032 ~		33	32
2.872% (US0001M + 1.000%) due 10/25/2037 ~		385	388
2.922% (US0001M + 1.050%) due 08/25/2037 ~		416	384
3.072% (US0001M + 1.200%) due 10/25/2034 ~		212	214
3.122% (US0001M + 1.250%) due 08/25/2037 ~		1,070	1,065
Carlyle Global Market Strategies Euro CLO Ltd.
0.654% (EUR006M + 0.930%) due 08/15/2027 ~	EUR	2,700	3,327

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Carrington Mortgage Loan Trust
2.332% (US0001M + 0.460%) due 06/25/2035 ~		$722	$727
Citigroup Mortgage Loan Trust
2.122% (US0001M + 0.250%) due 08/25/2036 ~		3,000	2,913
6.750% due 05/25/2036		241	187
Countrywide Asset-Backed Certificates
2.042% (US0001M + 0.170%) due 06/25/2047 ~		508	504
2.052% (US0001M + 0.180%) due 06/25/2047 ~		801	792
2.092% (US0001M + 0.220%) due 09/25/2037 ^~		239	201
2.132% (US0001M + 0.260%) due 11/25/2037 ~		4,227	3,935
2.222% (US0001M + 0.350%) due 11/25/2036 ~		1,347	1,079
2.642% (US0001M + 0.770%) due 11/25/2035 ~		40	40
4.657% due 04/25/2036 ~		496	454
4.769% due 10/25/2046 ^~		790	764
4.774% due 07/25/2036 ~		1,300	1,296
Countrywide Asset-Backed Certificates Trust
2.022% (US0001M + 0.150%) due 02/25/2037 ~		396	395
2.032% (US0001M + 0.160%) due 09/25/2046 ~		85	84
4.563% due 08/25/2035		670	686
CPS Auto Receivables Trust
1.620% due 01/15/2020		1,278	1,276
Dryden Euro CLO BV
0.659% (EUR006M + 0.930%) due 08/23/2026 ~	EUR	4,487	5,525
1.250% due 08/23/2026		300	370
Exeter Automobile Receivables Trust
1.960% due 03/15/2021		$417	416
Fieldstone Mortgage Investment Trust
1.781% (US0001M + 0.160%) due 11/25/2036 ~		1,279	785
First Franklin Mortgage Loan Trust
2.012% (US0001M + 0.140%) due 09/25/2036 ~		119	118
2.112% (US0001M + 0.240%) due 10/25/2036 ~		1,497	1,152
3.147% (US0001M + 1.275%) due 07/25/2034 ~		531	540
First NLC Trust
2.012% (US0001M + 0.140%) due 08/25/2037 ~		201	129
2.152% (US0001M + 0.280%) due 08/25/2037 ~		134	87
Flagship Credit Auto Trust
1.930% due 12/15/2021		513	511
GSAA Home Equity Trust
2.042% (US0001M + 0.170%) due 09/25/2036 ~		1,381	690
2.172% (US0001M + 0.300%) due 03/25/2037 ~		310	203
GSAA Trust
2.172% (US0001M + 0.300%) due 05/25/2047 ~		284	240
Home Equity Asset Trust
2.152% (US0001M + 0.280%) due 08/25/2036 ~		959	926
Home Equity Mortgage Loan Asset-Backed Trust
2.112% (US0001M + 0.240%) due 11/25/2036 ~		2,000	1,563
2.312% (US0001M + 0.440%) due 03/25/2036 ~		6,000	5,328
Jamestown CLO Ltd.
2.412% due 07/15/2026 ~		5,000	4,988
JPMorgan Mortgage Acquisition Trust
2.022% (US0001M + 0.150%) due 07/25/2036 ~		1,571	810

50	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2018

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Limerock CLO LLC
2.945% (US0003M + 1.200%) due 10/20/2026 ~		$900	$901
Long Beach Mortgage Loan Trust
2.632% (US0001M + 0.760%) due 08/25/2045 ~		409	412
MASTR Specialized Loan Trust
2.622% (US0001M + 0.750%) due 11/25/2035 ~		200	197
Merrill Lynch Mortgage Investors Trust
1.942% (US0001M + 0.070%) due 04/25/2047 ~		1,524	950
2.132% (US0001M + 0.260%) due 03/25/2037 ~		2,181	1,750
2.182% (US0001M + 0.310%) due 12/25/2036 ~		1,106	1,110
2.192% (US0001M + 0.320%) due 03/25/2037 ~		1,000	727
Monroe Capital BSL CLO Ltd.
3.024% due 05/22/2027 ~		13,800	13,794
Morgan Stanley ABS Capital, Inc. Trust
1.962% (US0001M + 0.090%) due 01/25/2037 ~		687	416
1.972% (US0001M + 0.100%) due 09/25/2036 ~		1,873	960
2.012% (US0001M + 0.140%) due 10/25/2036 ~		2,473	1,521
2.092% (US0001M + 0.220%) due 10/25/2036 ~		1,499	931
3.447% (US0001M + 1.575%) due 09/25/2034 ~		1,211	1,214
Morgan Stanley Home Equity Loan Trust
2.222% (US0001M + 0.350%) due 04/25/2037 ~		230	156
Morgan Stanley Mortgage Loan Trust
2.232% (US0001M + 0.360%) due 04/25/2037 ~		303	160
5.726% due 10/25/2036 ^		274	153
National Collegiate Student Loan Trust
1.891% (US0001M + 0.270%) due 09/25/2029 ~		5,828	5,736
Navient Private Education Loan Trust
3.277% (US0001M + 1.500%) due 01/16/2035 ~		3,823	3,841
New Century Home Equity Loan Trust
2.202% (US0001M + 0.330%) due 02/25/2036 ~		887	887
OneMain Financial Issuance Trust
4.100% due 03/20/2028		3,520	3,549
Option One Mortgage Loan Trust
2.012% (US0001M + 0.140%) due 03/25/2037 ~		436	387
2.092% (US0001M + 0.220%) due 01/25/2037 ~		543	363
Palmer Square CLO Ltd.
2.951% (US0003M + 1.220%) due 10/17/2027 ~		25,150	25,232
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.832% (US0001M + 0.960%) due 03/25/2035 ~		14,314	14,285
Phoenix Park CLO Ltd.
0.773% (EUR003M + 1.100%) due 07/29/2027 ~	EUR	250	308
Progress Residential Trust
3.308% (LIBOR01M + 1.500%) due 09/17/2033 ~		$13,759	13,862
Renaissance Home Equity Loan Trust
5.612% due 04/25/2037		933	474
Residential Asset Securities Corp. Trust
2.032% (US0001M + 0.160%) due 06/25/2036 ~		253	252
2.967% (US0001M + 1.095%) due 03/25/2035 ~		634	604
Saxon Asset Securities Trust
4.332% due 08/25/2035		59	60

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Securitized Asset-Backed Receivables LLC Trust
1.932% (US0001M + 0.060%) due 12/25/2036 ^~		$211	$79
2.162% (US0001M + 0.290%) due 12/25/2035 ~		951	935
2.452% (US0001M + 0.580%) due 11/25/2035 ~		434	431
SG Mortgage Securities Trust
2.082% (US0001M + 0.210%) due 10/25/2036 ~		2,000	1,409
SLM Private Education Loan Trust
2.927% (US0001M + 1.150%) due 01/15/2026 ~		2,033	2,045
SMB Private Education Loan Trust
2.427% (US0001M + 0.650%) due 11/15/2023 ~		401	401
2.750% due 07/15/2027		9,910	9,850
SoFi Consumer Loan Program LLC
2.200% due 11/25/2026		611	608
SoFi Professional Loan Program LLC
1.480% due 05/26/2031		3,375	3,359
2.972% (US0001M + 1.100%) due 10/27/2036 ~		6,704	6,786
Soundview Home Loan Trust
2.132% (US0001M + 0.260%) due 02/25/2037 ~		1,569	684
Specialty Underwriting & Residential Finance Trust
2.172% (US0001M + 0.300%) due 12/25/2036 ~		927	866
Structured Asset Investment Loan Trust
2.022% (US0001M + 0.150%) due 09/25/2036 ~		1,075	1,036
2.032% (US0001M + 0.160%) due 05/25/2036 ~		1,197	1,134
2.592% (US0001M + 0.720%) due 05/25/2035 ~		1,350	1,357
Structured Asset Securities Corp. Mortgage Loan Trust
2.242% (US0001M + 0.370%) due 04/25/2036 ~		90	84
U.S. Residential Opportunity Fund Trust
3.352% due 11/27/2037		377	377

Total Asset-Backed Securities (Cost $181,124)			192,392

SOVEREIGN ISSUES 13.0%
Argentina Government International Bond
2.260% due 12/31/2038	EUR	5,000	4,263
3.875% due 01/15/2022		77,720	98,417
5.250% due 01/15/2028		2,000	2,406
5.875% due 01/11/2028		$1,500	1,414
6.875% due 01/11/2048		830	759
7.820% due 12/31/2033	EUR	2,202	3,065
24.949% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	93,761	4,785
27.250% due 06/21/2020 ~		19	1
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	900	1,116
4.900% due 09/15/2021		1,550	2,096
4.950% due 02/11/2020		100	132
Banco Nacional de Desenvolvimento Economico e Social
6.369% due 06/16/2018		$1,000	1,012
6.500% due 06/10/2019		1,000	1,038
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2019 (g)	BRL	9,614	2,783
Costa Rica Government International Bond
9.995% due 08/01/2020		$500	560
Dominican Republic International Bond
5.500% due 01/27/2025		5,000	5,157
6.500% due 02/15/2048		1,100	1,141
Ecuador Government International Bond
7.875% due 01/23/2028		6,000	5,799
Egypt Government International Bond
5.577% due 02/21/2023		8,900	9,045

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Guatemala Government International Bond
5.750% due 06/06/2022		$5,000	$5,298
Indonesia Government International Bond
2.625% due 06/14/2023	EUR	700	916
4.350% due 01/11/2048		$3,000	2,865
6.625% due 02/17/2037		2,400	2,913
Israel Government International Bond
4.125% due 01/17/2048		800	771
Italy Buoni Poliennali Del Tesoro
0.250% due 05/15/2018	EUR	13,000	16,011
Kenya Government International Bond
7.250% due 02/28/2028 (m)		$1,500	1,571
8.250% due 02/28/2048		1,500	1,609
Kuwait International Government Bond
2.750% due 03/20/2022		4,115	4,038
3.500% due 03/20/2027		14,915	14,654
Mexico Government International Bond
4.750% due 03/08/2044		21,030	20,504
Mongolia Government International Bond
5.625% due 05/01/2023		1,600	1,583
Nigeria Government International Bond
6.500% due 11/28/2027		900	914
7.143% due 02/23/2030		1,400	1,457
Oman Government International Bond
5.625% due 01/17/2028		5,000	4,887
6.750% due 01/17/2048		1,000	962
Pakistan Government International Bond
6.875% due 12/05/2027		2,000	1,897
Panama Government International Bond
6.700% due 01/26/2036		7,100	8,999
8.875% due 09/30/2027		2,700	3,746
Paraguay Government International Bond
5.600% due 03/13/2048		2,200	2,244
Peru Government International Bond
8.750% due 11/21/2033		9,400	14,091
Republic of Germany
0.250% due 04/13/2018	EUR	12,300	15,138
Russia Government International Bond
11.000% due 07/24/2018		$310	318
Saudi Government International Bond
2.875% due 03/04/2023		3,000	2,892
3.625% due 03/04/2028		2,200	2,093
4.500% due 10/26/2046		26,700	24,993
Senegal Government International Bond
4.750% due 03/13/2028	EUR	700	863
6.250% due 05/23/2033		$1,700	1,680
Spain Government International Bond
0.250% due 04/30/2018	EUR	2,794	3,440
Sri Lanka Government International Bond
6.200% due 05/11/2027		$800	789
Turkey Government International Bond
5.125% due 02/17/2028		9,000	8,513
5.625% due 03/30/2021		31,700	32,849
5.750% due 05/11/2047		2,000	1,781
Ukraine Government International Bond
7.750% due 09/01/2021		8,000	8,394
7.750% due 09/01/2022		14,120	14,784
7.750% due 09/01/2023		3,300	3,422
Uruguay Government International Bond
5.100% due 06/18/2050		7,250	7,449
7.625% due 03/21/2036		1,100	1,502
Venezuela Government International Bond
7.000% due 03/31/2038 ^(d)		2,700	851
8.250% due 10/13/2024 ^(d)		2,700	812
Vietnam Government International Bond
5.500% due 03/12/2028		5,063	5,092

Total Sovereign Issues (Cost $380,275)			394,574

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	51

Schedule of Investments PIMCO Diversified Income Fund (Cont.)

		SHARES	MARKET VALUE (000S)
COMMON STOCKS 0.3%

CONSUMER DISCRETIONARY 0.0%
Caesars Entertainment Corp. (e)		68,046	$765
Urbi Desarrollos Urbanos S.A.B. de C.V. (e)		59,198	22

			787

ENERGY 0.3%
Dommo Energia S.A. «(e)(k)		28,851,550	8,739
Dommo Energia S.A. SP - ADR «		5,233	205

			8,944

FINANCIALS 0.0%
Hipotecaria Su Casita S.A. de C.V. «(e)		157,773	0

UTILITIES 0.0%
Eneva S.A. (e)(k)		19,927	80

Total Common Stocks (Cost $5,634)			9,811

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 4.3%

COMMERCIAL PAPER 0.4%
Bank of Montreal
1.489% due 04/04/2018	CAD	1,900	1,474
1.504% due 04/02/2018		2,000	1,552
Bank of Nova Scotia
1.487% due 04/06/2018		1,200	931
1.488% due 04/05/2018		900	698
1.504% due 04/02/2018		5,100	3,958
HSBC Bank Canada
1.514% due 04/04/2018		800	621
Royal Bank of Canada
1.501% due 04/04/2018		800	621
1.502% due 04/03/2018		600	466
Toronto Dominion Bank
1.500% due 04/05/2018		1,200	931
1.501% due 04/04/2018		300	233
1.502% due 04/03/2018		300	233

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Toronto-Dominion Bank
1.498% due 04/06/2018	CAD	700	$543

			12,261

REPURCHASE AGREEMENTS (l) 0.0%
			158

SHORT-TERM NOTES 0.1%
Letras del Banco Central de la Republica Argentina
26.100% due 05/16/2018	ARS	1,700	82
26.200% due 05/16/2018		5,700	275
26.250% due 05/16/2018		5,000	242
26.400% due 04/18/2018		21,660	1,066
26.450% due 04/18/2018 - 05/16/2018		14,850	730
26.500% due 04/18/2018		3,600	177

			2,572

ARGENTINA TREASURY BILLS 0.1%
24.664% due 04/18/2018 - 09/28/2018 (f)(g)		46,366	3,962

ESM TREASURY BILLS 0.1%
(0.659)% due 04/19/2018 (g)(h)	EUR	2,200	2,708

FRANCE TREASURY BILLS 0.2%
(0.816)% due 04/05/2018 - 04/18/2018 (f)(g)		4,800	5,908

GERMANY TREASURY BILLS 0.2%
(0.963)% due 04/11/2018 (g)(h)		4,900	6,030

GREECE TREASURY BILLS 0.4%
1.066% due 06/08/2018 (g)(h)		8,710	10,701

ITALY TREASURY BILLS 0.2%
(0.597)% due 04/13/2018 - 05/14/2018 (f)(g)		4,620	5,687

JAPAN TREASURY BILLS 2.3%
(0.185)% due 04/23/2018 - 05/21/2018 (f)(g)	JPY	7,352,900	69,114

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SPAIN TREASURY BILLS 0.0%
(0.963)% due 04/06/2018 (g)(h)	EUR	800	$984

U.K. TREASURY BILLS 0.3%
0.233% due 04/03/2018 - 04/20/2018 (f)(g)	GBP	6,730	9,441

U.S. TREASURY BILLS 0.0%
1.464% due 04/19/2018 (f)(g)(q)		$664	663

Total Short-Term Instruments (Cost $130,057)			130,189

Total Investments in Securities (Cost $3,016,205)			3,023,031

		SHARES
INVESTMENTS IN AFFILIATES 7.1%

SHORT-TERM INSTRUMENTS 7.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.1%
PIMCO Short Asset Portfolio		2,977,429	29,780
PIMCO Short-Term Floating NAV Portfolio III		18,979,061	187,570

Total Short-Term Instruments (Cost $217,390)			217,350

Total Investments in Affiliates (Cost $217,390)			217,350

Total Investments 106.5% (Cost $3,233,595)			$3,240,381

Financial Derivative Instruments (n)(p) 0.1% (Cost or Premiums, net $24,091)			2,781

Other Assets and Liabilities, net (6.6)%			(201,801)

Net Assets 100.0%			$3,041,361

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	Interest only security.
(b)	When-issued security.
(c)	Payment in-kind security.
(d)	Security is not accruing income as of the date of this report.
(e)	Security did not produce income within the last twelve months.
(f)	Coupon represents a weighted average yield to maturity.
(g)	Zero coupon security.
(h)	Coupon represents a yield to maturity.
(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)	Contingent convertible security.

52	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2018

(k)  RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Dommo Energia S.A.	12/21/2017 - 12/26/2017	$753	$8,739	0.29%
Eneva S.A.	12/21/2017	86	80	0.00
Rise Ltd. 4.750% due 01/31/2021	02/11/2014	4,136	4,122	0.14
Sberbank of Russia Via SB Capital S.A. 4.150% due 03/06/2019	01/16/2018	805	805	0.03

		$5,780	$13,746	0.46%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(l)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	03/29/2018	04/02/2018	$158	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	$(163)	$158	$158

Total Repurchase Agreements						$(163)	$158	$158

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BCY	1.200%	03/23/2018	TBD	(3)	$(4,808)	$(4,808)
JML	1.200	03/19/2018	TBD	(3)	(1,035)	(1,036)

Total Reverse Repurchase Agreements						$(5,844)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BCY	$0	$(4,808)	$0	$(4,808)	$5,332	$524
FICC	158	0	0	158	(163)	(5)
GRE	0	0	0	0	(1)	(1)
JML	0	(1,036)	0	(1,036)	1,047	11

Total Borrowings and Other Financing Transactions	$158	$(5,844)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(4,808)	$(4,808)
Sovereign Issues	0	0	0	(1,036)	(1,036)

Total Borrowings	$0	$0	$0	$(5,844)	$(5,844)

Payable for reverse repurchase agreements					$(5,844)

(m)	Securities with an aggregate market value of $6,380 have been pledged as collateral under the terms of the above master agreements as of March 31, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2018 was $(18,342) at a weighted average interest rate of 0.889%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	53

Schedule of Investments PIMCO Diversified Income Fund (Cont.)

(3)	Open maturity reverse repurchase agreement.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(n)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar December Futures	12/2019	724	$	175,959	$(1,186)	$0	$(9)
90-Day Eurodollar March Futures	03/2019	1,241		302,215	(2,048)	0	(47)
90-Day Eurodollar March Futures	03/2020	513		124,665	(795)	0	(6)
Euro-BTP Italy Government Bond June Futures	06/2018	42	EUR	7,173	145	57	0
Euro-Bund 10-Year Bond June Futures	06/2018	45		8,828	146	11	0
U.S. Treasury 5-Year Note June Futures	06/2018	1,223	$	139,986	605	134	0
U.S. Treasury 10-Year Note June Futures	06/2018	682		82,618	761	160	0
U.S. Treasury 30-Year Bond June Futures	06/2018	74		10,850	264	55	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2018	120		19,256	569	139	0

					$(1,539)	$556	$(62)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Euro-Buxl 30-Year Bond June Futures	06/2018	17	EUR	(3,459)	$(118)	$6	$(1)

Total Futures Contracts					$(1,657)	$562	$(63)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
AES Corp.	5.000%	Quarterly	12/20/2018	0.106%	$	8,300	$757	$(446)	$311	$4	$0
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2022	0.569		9,200	194	(15)	179	0	(1)
DISH DBS Corp.	5.000	Quarterly	12/20/2022	4.768		3,200	180	(145)	35	0	0
Enbridge, Inc.	1.000	Quarterly	12/20/2022	0.947		200	0	1	1	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2018	0.096		14,100	1,307	(777)	530	5	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2019	0.212		1,500	188	(63)	125	0	(1)
International Lease Finance Corp.	5.000	Quarterly	12/20/2022	0.834		100	20	(2)	18	0	0
Navient Corp.	5.000	Quarterly	12/20/2021	1.999		4,650	33	459	492	0	(5)
Novo Banco S.A.	5.000	Quarterly	12/20/2021	7.268	EUR	1,000	(233)	160	(73)	13	0
Sprint Communications, Inc.	5.000	Quarterly	12/20/2021	2.888	$	14,000	93	937	1,030	0	(34)
Volkswagen International Finance NV	1.000	Quarterly	12/20/2020	0.340	EUR	900	2	19	21	0	(1)
Volkswagen International Finance NV	1.000	Quarterly	12/20/2021	0.474		100	(1)	3	2	0	0

							$2,540	$131	$2,671	$22	$(42)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.HY-29 5-Year Index	5.000%	Quarterly	12/20/2022	$245,500	$19,223	$(2,926)	$16,297	$1,001	$0
CDX.HY-30 5-Year Index	5.000	Quarterly	06/20/2023	297,300	17,889	551	18,440	1,337	0
CDX.IG-26 5-Year Index	1.000	Quarterly	06/20/2021	3,000	41	18	59	2	0
CDX.IG-27 5-Year Index	1.000	Quarterly	12/20/2021	2,300	35	10	45	2	0
CDX.IG-29 5-Year Index	1.000	Quarterly	12/20/2022	65,000	1,573	(345)	1,228	57	0
CDX.IG-30 5-Year Index	1.000	Quarterly	06/20/2023	56,600	987	(33)	954	56	0

					$39,748	$(2,725)	$37,023	$2,455	$0

54	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2018

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	3-Month USD-LIBOR	1.750%	Semi-Annual	12/21/2026	$	14,800	$(200)	$1,335	$1,135	$0	$(23)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		9,100	822	117	939	0	(14)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		4,300	372	61	433	0	(7)
Pay	6-Month AUD-BBR-BBSW	2.750	Semi-Annual	06/17/2026	AUD	34,600	1,308	(1,198)	110	106	0
Pay(5)	6-Month EUR-EURIBOR	0.500	Annual	09/19/2023	EUR	126,600	(726)	727	1	133	0
Pay(5)	6-Month EUR-EURIBOR	1.250	Annual	09/19/2028		18,800	264	146	410	23	0
Pay(5)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2028	GBP	20,000	(404)	275	(129)	105	0
Pay	28-Day MXN-TIIE	5.610	Lunar	07/07/2021	MXN	197,100	(543)	(39)	(582)	15	0
Pay	28-Day MXN-TIIE	5.798	Lunar	09/06/2021		187,800	(588)	73	(515)	16	0
Pay	28-Day MXN-TIIE	7.030	Lunar	11/10/2021		626,100	(267)	(159)	(426)	63	0
Pay	28-Day MXN-TIIE	7.350	Lunar	11/17/2021		61,900	0	(6)	(6)	6	0
Pay	28-Day MXN-TIIE	7.388	Lunar	11/17/2021		48,300	0	(1)	(1)	5	0
Pay	28-Day MXN-TIIE	7.199	Lunar	12/03/2021		47,000	0	(18)	(18)	5	0
Pay	28-Day MXN-TIIE	7.538	Lunar	02/23/2022		19,200	0	5	5	2	0

							$38	$1,318	$1,356	$479	$(44)

Total Swap Agreements							$42,326	$(1,276)	$41,050	$2,956	$(86)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$562	$2,956	$3,518	$0	$(63)	$(86)	$(149)

(o)	Securities with an aggregate market value of $47,180 and cash of $5,116 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(p)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2018	AUD	1,306		$1,024	$21	$0
	05/2018		$1,238	CAD	1,600	5	0
BOA	04/2018	ARS	200		$10	0	0
	04/2018	DKK	56,976		8,341	0	(1,063)
	05/2018	ARS	5,850		281	0	(3)
	05/2018	CAD	17,812		14,189	352	0
	05/2018	JPY	1,110,000		10,392	0	(70)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	55

Schedule of Investments PIMCO Diversified Income Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	07/2018	DKK	2,736		$409	$0	$(46)
BPS	04/2018	ARS	1,730		83	0	(2)
	04/2018	DKK	29,501		4,347	0	(522)
	04/2018	EUR	8,034		9,959	73	0
	04/2018		$254,624	EUR	205,094	0	(2,266)
	05/2018	EUR	205,094		$255,152	2,273	0
	05/2018	JPY	96,900		910	0	(3)
	01/2019	BRL	9,614		2,882	35	0
BRC	04/2018	ARS	2,100		104	0	0
	04/2018	EUR	500		621	5	0
	04/2018	GBP	4,500		6,296	0	(22)
	05/2018	ARS	2,750		131	0	(2)
CBK	04/2018		15,600		770	2	(1)
	04/2018	DKK	263		42	0	(1)
	04/2018	EUR	23,595		29,163	112	0
	04/2018	GBP	79,234		111,427	268	(7)
	04/2018		$1,429	GBP	1,022	5	0
	05/2018	JPY	1,760,000		$16,189	0	(378)
	05/2018		$300	MXN	5,513	1	0
	07/2018	DKK	4,037		$638	0	(33)
DUB	04/2018	CAD	3,000		2,326	0	(2)
	04/2018	EUR	800		988	4	0
	05/2018		5,600		6,937	27	0
FBF	04/2018	ARS	4,300		210	0	(2)
	04/2018		$10,391	JPY	1,110,000	41	0
GLM	04/2018	CAD	6,834		$5,286	0	(18)
	04/2018	DKK	138,640		20,476	0	(2,407)
	04/2018	EUR	3,051		3,767	13	0
	04/2018	GBP	2,027		2,846	2	0
	04/2018		$5,773	DKK	37,756	459	0
	05/2018	ARS	3,800		$181	0	(3)
	05/2018	EUR	500		620	3	0
	05/2018	JPY	238,500		2,246	0	(2)
	05/2018		$10,001	CAD	12,675	0	(155)
	05/2018		19,600	MXN	368,407	549	0
	06/2018	CNH	3,965		$624	0	(6)
HUS	04/2018	ARS	11,210		549	0	(4)
	04/2018	DKK	9,459		1,408	0	(153)
	04/2018		$111,887	GBP	78,689	0	(1,486)
	05/2018	ARS	940		$45	0	(1)
	05/2018	GBP	78,689		112,022	1,485	0
	05/2018		$1,525	CAD	1,900	0	(49)
	05/2018		6,992	RUB	405,387	39	0
	06/2018		5,917	IDR	81,708,322	0	0
IND	04/2018	CAD	467		$362	0	(1)
JPM	04/2018	DKK	8,182		1,215	0	(136)
	04/2018	EUR	1,900		2,337	0	(3)
	04/2018	GBP	680		946	0	(8)
	04/2018	JPY	1,109,900		10,411	0	(21)
	04/2018		$1,352	EUR	1,103	5	0
	05/2018	CHF	100		$108	3	0
	05/2018	JPY	107,700		1,012	0	(3)
MSB	04/2018	ARS	1,830		89	0	(2)
	04/2018	EUR	200,031		247,496	1,357	(3)
	04/2018	JPY	389,800		3,662	0	(5)
	05/2018		$2,359	ARS	49,476	36	0
NAB	04/2018	CAD	266		$206	0	0
RBC	04/2018	GBP	454		646	9	0
	05/2018		$1,353	CAD	1,700	0	(33)
RYL	04/2018	ARS	2,000		$99	0	0
SCX	06/2018		$2,895	INR	190,670	10	0
SOG	04/2018	ARS	2,000		$99	0	0
	06/2018		$5,991	RUB	349,075	54	0
TOR	04/2018	CAD	1,066		$826	0	(1)
	10/2018	DKK	8,040		1,244	0	(102)
UAG	04/2018	CAD	4,167		3,231	0	(4)

56	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2018

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2018	EUR	400		$494	$2	$0
	05/2018		7,400		9,123	0	(9)
	05/2018	JPY	3,650,000		34,335	37	(100)
	05/2018		$1,176	EUR	953	0	(1)
	05/2018		7,964	TRY	31,197	0	(171)

Total Forward Foreign Currency Contracts						$7,287	$(9,310)

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900%	06/20/2018	$3,700	$(4)	$(4)
DUB	Put - OTC CDX.HY-29 5-Year Index	Sell	102.000	06/20/2018	40,000	(160)	(159)
FBF	Put - OTC CDX.HY-29 5-Year Index	Sell	105.000	04/18/2018	10,000	(27)	(20)
	Put - OTC CDX.IG-29 5-Year Index	Sell	0.700	04/18/2018	200,000	(130)	(63)
JPM	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018	3,700	(5)	(4)

						$(326)	$(250)

Total Written Options						$(326)	$(250)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Mexico Government International Bond	1.000%	Quarterly	12/20/2018	0.317%	$	25,550	$(94)	$230	$136	$0
	Russia Government International Bond	1.000	Quarterly	12/20/2021	0.907		41,900	(1,508)	1,662	154	0
BPS	Colombia Government International Bond	1.000	Quarterly	06/20/2022	0.815		8,600	(128)	195	67	0
	Indonesia Government International Bond	1.000	Quarterly	12/20/2022	0.928		31,700	(30)	142	112	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2021	1.064		5,000	(451)	443	0	(8)
	Telecom Italia SpA	1.000	Quarterly	12/20/2022	1.344	EUR	6,400	(95)	(28)	0	(123)
BRC	Brazil Government International Bond	1.000	Quarterly	03/20/2023	1.560	$	2,800	(151)	81	0	(70)
	Indonesia Government International Bond	1.000	Quarterly	12/20/2022	0.928		13,000	111	(65)	46	0
	Indonesia Government International Bond	1.000	Quarterly	06/20/2023	1.024		4,600	3	(7)	0	(4)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2021	1.064		10,000	(901)	885	0	(16)
	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	1.264		700	(67)	61	0	(6)
	Seagate Technology HDD Holdings	5.000	Quarterly	06/20/2018	0.024		400	24	(19)	5	0
CBK	Colombia Government International Bond	1.000	Quarterly	12/20/2022	0.954		36,100	(467)	553	86	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2018	0.317		14,075	(49)	124	75	0
	Shire Acquisitions Investments Ireland DAC	1.000	Quarterly	12/20/2021	1.116	EUR	1,200	(45)	39	0	(6)
	Turkey Government International Bond	1.000	Quarterly	03/20/2020	1.000	$	16,600	(769)	775	6	0
DUB	Indonesia Government International Bond	1.000	Quarterly	12/20/2018	0.199		12,286	(488)	564	76	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2021	1.064		12,700	(1,137)	1,116	0	(21)
	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	1.264		700	(66)	60	0	(6)
FBF	South Africa Government International Bond	1.000	Quarterly	12/20/2020	0.777		2,150	(83)	96	13	0
	Univision Communications, Inc.	5.000	Quarterly	09/20/2019	0.553		1,000	(110)	177	67	0
GST	Colombia Government International Bond	1.000	Quarterly	12/20/2022	0.954		32,200	(342)	419	77	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2022	0.837		21,350	(340)	486	146	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2022	0.976		10,000	(19)	33	14	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2023	1.086		25,000	(200)	106	0	(94)
	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	1.264		2,600	(240)	217	0	(23)
	Russia Government International Bond	1.000	Quarterly	12/20/2022	1.127		9,100	(199)	151	0	(48)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	57

Schedule of Investments PIMCO Diversified Income Fund (Cont.)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
	South Africa Government International Bond	1.000%	Quarterly	03/20/2020	0.585%	$	15,000	$(921)	$1,047	$126	$0
	Springleaf Finance Corp.	5.000	Quarterly	12/20/2022	2.702		100	9	1	10	0
	Univision Communications, Inc.	5.000	Quarterly	09/20/2019	0.553		4,150	(456)	733	277	0
HUS	Brazil Government International Bond	1.000	Quarterly	12/20/2022	1.488		9,400	(334)	138	0	(196)
	Brazil Government International Bond	1.000	Quarterly	03/20/2023	1.560		50	(3)	2	0	(1)
	Indonesia Government International Bond	1.000	Quarterly	12/20/2022	0.928		10,000	(25)	60	35	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2022	0.837		9,150	(146)	209	63	0
JPM	Indonesia Government International Bond	1.000	Quarterly	12/20/2022	0.928		2,000	18	(11)	7	0
	Philippines Government International Bond	1.000	Quarterly	06/20/2022	0.588		25,400	244	183	427	0
	Springleaf Finance Corp.	5.000	Quarterly	12/20/2022	2.702		100	9	1	10	0
MYC	Banco Espirito Santo S.A.	5.000	Quarterly	12/20/2021	7.268	EUR	100	(28)	21	0	(7)
	South Africa Government International Bond	1.000	Quarterly	12/20/2020	0.777	$	4,500	(147)	175	28	0
NGF	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2022	0.662		2,000	14	14	28	0
	South Africa Government International Bond	1.000	Quarterly	06/20/2021	0.880		21,200	(1,305)	1,391	86	0
	Turkey Government International Bond	1.000	Quarterly	12/20/2021	1.481		600	(55)	45	0	(10)
UAG	Park Aerospace Holdings Ltd. «	5.000	Quarterly	07/01/2020	3.514		600	35	(9)	26	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2021	1.054		18,900	(1,385)	1,356	0	(29)

								$(12,317)	$13,852	$2,203	$(668)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
CBK	MCDX-29 5-Year Index	1.000%	Quarterly	12/20/2022	$ 12,700	$330	$(11)	$319	$0
DUB	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	2,800	(155)	154	0	(1)
GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	9,000	(192)	155	0	(37)
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	63,200	(2,417)	2,393	0	(24)
HUS	CDX.EM-19 5-Year Index	5.000	Quarterly	06/20/2018	664	56	(47)	9	0
MEI	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	17,600	(712)	706	0	(6)
MYC	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	53,100	(2,127)	2,107	0	(20)
UAG	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	8,100	(329)	326	0	(3)

						$(5,546)	$5,783	$328	$(91)

TOTAL RETURN SWAPS ON INTEREST RATE INDICES

Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Receive	iBoxx USD Liquid High Yield Index	1	3-Month USD-LIBOR plus a specified spread	Maturity	06/20/2018	$4,300	$(13)	$(9)	$0	$(22)
BPS	Receive	iBoxx USD Liquid High Yield Index	1	3-Month USD-LIBOR plus a specified spread	Maturity	06/20/2018	4,300	(16)	(19)	0	(35)
JPM	Receive	iBoxx USD Liquid High Yield Index	1	3-Month USD-LIBOR plus a specified spread	Maturity	06/20/2018	4,300	(17)	(13)	0	(30)

								$(46)	$(41)	$0	$(87)

Total Swap Agreements								$(17,909)	$19,594	$2,531	$(846)

58	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2018

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
AZD	$26	$0	$0	$26	$0	$0	$0	$0	$26	$0	$26
BOA	352	0	290	642	(1,182)	(4)	(22)	(1,208)	(566)	629	63
BPS	2,381	0	179	2,560	(2,793)	0	(166)	(2,959)	(399)	489	90
BRC	5	0	51	56	(24)	0	(96)	(120)	(64)	0	(64)
CBK	388	0	486	874	(420)	0	(6)	(426)	448	409	857
DUB	31	0	76	107	(2)	(159)	(28)	(189)	(82)	0	(82)
FBF	41	0	80	121	(2)	(83)	0	(85)	36	0	36
GLM	1,026	0	0	1,026	(2,591)	0	0	(2,591)	(1,565)	1,789	224
GST	0	0	650	650	0	0	(226)	(226)	424	(60)	364
HUS	1,524	0	107	1,631	(1,693)	0	(197)	(1,890)	(259)	270	11
IND	0	0	0	0	(1)	0	0	(1)	(1)	0	(1)
JPM	8	0	444	452	(171)	(4)	(30)	(205)	247	(260)	(13)
MEI	0	0	0	0	0	0	(6)	(6)	(6)	0	(6)
MSB	1,393	0	0	1,393	(10)	0	0	(10)	1,383	(360)	1,023
MYC	0	0	28	28	0	0	(27)	(27)	1	(175)	(174)
NGF	0	0	114	114	0	0	(10)	(10)	104	0	104
RBC	9	0	0	9	(33)	0	0	(33)	(24)	0	(24)
SCX	10	0	0	10	0	0	0	0	10	0	10
SOG	54	0	0	54	0	0	0	0	54	0	54
TOR	0	0	0	0	(103)	0	0	(103)	(103)	110	7
UAG	39	0	26	65	(285)	0	(32)	(317)	(252)	266	14

Total Over the Counter	$7,287	$0	$2,531	$9,818	$(9,310)	$(250)	$(846)	$(10,406)

(q)	Securities with an aggregate market value of $3,961 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	59

Schedule of Investments PIMCO Diversified Income Fund (Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$562	$562
Swap Agreements	0	2,477	0	0	479	2,956

	$0	$2,477	$0	$0	$1,041	$3,518

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$7,287	$0	$7,287
Swap Agreements	0	2,531	0	0	0	2,531

	$0	$2,531	$0	$7,287	$0	$9,818

	$0	$5,008	$0	$7,287	$1,041	$13,336

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$63	$63
Swap Agreements	0	42	0	0	44	86

	$0	$42	$0	$0	$107	$149

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$9,310	$0	$9,310
Written Options	0	250	0	0	0	250
Swap Agreements	0	759	0	0	87	846

	$0	$1,009	$0	$9,310	$87	$10,406

	$0	$1,051	$0	$9,310	$194	$10,555

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(4,054)	$(4,054)
Swap Agreements	0	32,094	0	0	545	32,639

	$0	$32,094	$0	$0	$(3,509)	$28,585

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(53,852)	$0	$(53,852)
Written Options	0	250	0	0	0	250
Swap Agreements	0	22,374	0	0	451	22,825

	$0	$22,624	$0	$(53,852)	$451	$(30,777)

	$0	$54,718	$0	$(53,852)	$(3,058)	$(2,192)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(1,915)	$(1,915)
Swap Agreements	0	(12,498)	0	0	1,241	(11,257)

	$0	$(12,498)	$0	$0	$(674)	$(13,172)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,270	$0	$1,270
Written Options	0	76	0	0	0	76
Swap Agreements	0	(2,272)	0	0	(41)	(2,313)

	$0	$(2,196)	$0	$1,270	$(41)	$(967)

	$0	$(14,694)	$0	$1,270	$(715)	$(14,139)

60	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2018

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$94,184	$22,410	$116,594
Corporate Bonds & Notes
Banking & Finance	0	560,339	0	560,339
Industrials	0	438,426	3,528	441,954
Utilities	0	136,706	0	136,706
Convertible Bonds & Notes
Industrials	0	574	0	574
Municipal Bonds & Notes
California	0	217	0	217
Illinois	0	5,866	0	5,866
Texas	0	3,806	0	3,806
U.S. Government Agencies	0	197,223	0	197,223
U.S. Treasury Obligations	0	586,330	0	586,330
Non-Agency Mortgage-Backed Securities	0	246,456	0	246,456
Asset-Backed Securities	0	189,978	2,414	192,392
Sovereign Issues	0	394,574	0	394,574
Common Stocks
Consumer Discretionary	787	0	0	787
Energy	0	0	8,944	8,944
Utilities	80	0	0	80
Short-Term Instruments
Commercial Paper	0	12,261	0	12,261
Repurchase Agreements	0	158	0	158
Short-Term Notes	0	2,572	0	2,572
Argentina Treasury Bills	0	3,962	0	3,962
ESM Treasury Bills	0	2,708	0	2,708
France Treasury Bills	0	5,908	0	5,908
Germany Treasury Bills	0	6,030	0	6,030
Greece Treasury Bills	0	10,701	0	10,701
Italy Treasury Bills	0	5,687	0	5,687

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Japan Treasury Bills	$0	$69,114	$0	$69,114
Spain Treasury Bills	0	984	0	984
U.K. Treasury Bills	0	9,441	0	9,441
U.S. Treasury Bills	0	663	0	663

	$867	$2,984,868	$37,296	$3,023,031

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$217,350	$0	$0	$217,350

Total Investments	$218,217	$2,984,868	$37,296	$3,240,381

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	562	2,956	0	3,518
Over the counter	0	9,792	26	9,818

	$562	$12,748	$26	$13,336

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(63)	(86)	0	(149)
Over the counter	0	(10,406)	0	(10,406)

	$(63)	$(10,492)	$0	$(10,555)

Total Financial Derivative Instruments	$499	$2,256	$26	$2,781

Totals	$218,716	$2,987,124	$37,322	$3,243,162

There were no significant transfers among Levels 1 and 2 during the period ended March 31, 2018.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2018:

Category and Subcategory	Beginning Balance at 03/31/2017	Net Purchases(1)	Net Sales(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2018	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2018(2)
Investments in Securities, at Value
Loan Participations and Assignments	$5,497	$18,272	$(1,107)	$(4)	$(900)	$784	$0	$(132)	$22,410	$41
Corporate Bonds & Notes
Industrials	3,749	0	(350)	0	(2)	134	282	(285)	3,528	139
Asset-Backed Securities	0	0	0	0	0	0	2,414	0	2,414	0
Common Stocks
Energy	0	753	0	0	0	8,191	0	0	8,944	8,191

	$9,246	$19,025	$(1,457)	$(4)	$(902)	$9,109	$2,696	$(417)	$37,296	$8,371

Financial Derivative Instruments - Assets
Over the counter	$0	$35	$0	$0	$0	$(9)	$0	$0	$26	$(9)

Financial Derivative Instruments - Liabilities
Over the counter	$(10)	$0	$0	$0	$0	$5	$0	$5	$0	$0

Totals	$9,236	$19,060	$(1,457)	$(4)	$(902)	$9,105	$2,696	$(412)	$37,322	$8,362

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	61

Schedule of Investments PIMCO Diversified Income Fund (Cont.)

March 31, 2018

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2018	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$995	Other Valuation Techniques(3)	—	—
	16,454	Proxy Pricing	Base Price	98.850-100.000
	4,961	Third Party Vendor	Broker Quote	100.000-100.250
Corporate Bonds & Notes
Industrials	3,246	Proxy Pricing	Base Price	104.400
	282	Third Party Vendor	Broker Quote	102.250
Asset-Backed Securities	2,414	Third Party Vendor	Broker Quote	104.500
Common Stocks
Energy	8,944	Other Valuation Techniques(3)	—	—

Financial Derivative Instruments - Assets
Over the counter	26	Indicative Market Quotation	Broker Quote	4.201

Total	$37,322

(1)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2018 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

62	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

Schedule of Investments PIMCO High Yield Spectrum Fund

March 31, 2018

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 91.4%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.9%
CDRH Parent, Inc.
9.696% (LIBOR03M + 8.000%) due 07/01/2022 ~		$3,000	$1,895
Centene Corp.
TBD% due 09/13/2018		2,750	2,750
Ply Gem Industries, Inc.
TBD% due 03/01/2019		3,250	3,250

Total Loan Participations and Assignments (Cost $8,949)			7,895

CORPORATE BONDS & NOTES 89.9%

BANKING & FINANCE 7.9%
Abe Investment Holdings, Inc.
7.000% due 10/15/2020		2,000	1,665
Ally Financial, Inc.
4.625% due 03/30/2025		1,000	991
7.500% due 09/15/2020		2,000	2,168
8.000% due 03/15/2020		2,016	2,172
8.000% due 11/01/2031		668	819
ASP AMC Merger Sub, Inc.
8.000% due 05/15/2025		2,750	2,592
Avolon Holdings Funding Ltd.
5.500% due 01/15/2023		750	743
Barclays PLC
7.875% due 09/15/2022 •(g)(h)	GBP	2,000	3,064
Blackstone CQP Holdco LP
6.500% due 03/20/2021		$3,000	3,030
CIT Group, Inc.
5.000% due 08/15/2022		3,000	3,079
5.000% due 08/01/2023		2,000	2,052
6.125% due 03/09/2028		500	520
FBM Finance, Inc.
8.250% due 08/15/2021		5,000	5,250
Freedom Mortgage Corp.
8.125% due 11/15/2024		750	771
Greystar Real Estate Partners LLC
5.750% due 12/01/2025		1,000	1,000
Infinity Acquisition LLC
7.250% due 08/01/2022		4,000	3,990
Intesa Sanpaolo SpA
5.710% due 01/15/2026		2,000	2,009
7.700% due 09/17/2025 •(g)(h)		2,500	2,631
Lloyds Banking Group PLC
7.500% due 06/27/2024 •(g)(h)		5,000	5,431
LSF10 Wolverine Investments S.C.A.
5.000% due 03/15/2024	EUR	750	934
MGM Growth Properties Operating Partnership LP
4.500% due 01/15/2028		$1,000	943
Navient Corp.
5.875% due 10/25/2024		1,000	985
6.500% due 06/15/2022		1,500	1,553
8.000% due 03/25/2020		2,000	2,130
OneMain Financial Holdings LLC
7.250% due 12/15/2021		1,000	1,037
Quicken Loans, Inc.
5.250% due 01/15/2028		1,000	938
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 •(g)(h)		2,000	2,085
7.648% due 09/30/2031 •(g)		3,000	3,765
Springleaf Finance Corp.
6.875% due 03/15/2025		875	880
7.750% due 10/01/2021		1,025	1,113
8.250% due 10/01/2023		1,000	1,085
Tempo Acquisition LLC
6.750% due 06/01/2025		2,500	2,503
Tesco Property Finance PLC
5.744% due 04/13/2040	GBP	1,461	2,381
UniCredit SpA
8.000% due 06/03/2024 •(g)(h)		$2,000	2,088

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
USIS Merger Sub, Inc.
6.875% due 05/01/2025		$2,500	$2,506

			70,903

INDUSTRIALS 74.9%
24 Hour Fitness Worldwide, Inc.
8.000% due 06/01/2022		3,000	3,015
Adient Global Holdings Ltd.
4.875% due 08/15/2026		2,500	2,375
ADT Corp.
4.125% due 06/15/2023		2,000	1,885
Advanced Disposal Services, Inc.
5.625% due 11/15/2024		1,000	1,013
Air Medical Group Holdings, Inc.
6.375% due 05/15/2023		4,000	3,810
Aleris International, Inc.
7.875% due 11/01/2020		1,000	990
9.500% due 04/01/2021		2,000	2,087
Alpha BV
6.250% due 02/01/2025		3,000	3,052
Altice Financing S.A.
6.625% due 02/15/2023		1,000	993
7.500% due 05/15/2026		1,500	1,474
Altice Finco S.A.
4.750% due 01/15/2028	EUR	1,000	1,083
Altice France S.A.
6.000% due 05/15/2022		$2,000	1,957
7.375% due 05/01/2026		4,000	3,825
Altice Luxembourg S.A.
7.250% due 05/15/2022	EUR	1,000	1,198
7.625% due 02/15/2025 (k)		$2,000	1,717
Altice U.S. Finance Corp.
5.500% due 05/15/2026		1,000	978
AMC Networks, Inc.
5.000% due 04/01/2024		3,000	2,972
Antero Resources Corp.
5.000% due 03/01/2025		2,000	2,015
Aramark Services, Inc.
5.000% due 04/01/2025		1,000	1,010
5.000% due 02/01/2028		1,000	981
Arconic, Inc.
5.125% due 10/01/2024		3,000	3,062
ARD Securities Finance SARL (8.750% Cash and 8.750% PIK)
8.750% due 01/31/2023 (b)		750	788
Ardagh Packaging Finance PLC
6.000% due 02/15/2025		2,000	2,015
7.250% due 05/15/2024		3,000	3,202
Ascend Learning LLC
6.875% due 08/01/2025		3,250	3,347
Ashland LLC
4.750% due 08/15/2022		1,000	1,018
6.875% due 05/15/2043		1,500	1,627
Associated Materials LLC
9.000% due 01/01/2024		4,000	4,300
Avon International Operations, Inc.
7.875% due 08/15/2022		2,000	2,055
Avon Products, Inc.
7.000% due 03/15/2023		750	688
BC Unlimited Liability Co.
4.250% due 05/15/2024		500	479
5.000% due 10/15/2025		2,875	2,752
BCD Acquisition, Inc.
9.625% due 09/15/2023		2,000	2,170
Beacon Escrow Corp.
4.875% due 11/01/2025		4,000	3,830
Berry Global, Inc.
4.500% due 02/15/2026		1,750	1,660
BMC Software Finance, Inc.
8.125% due 07/15/2021		1,000	1,004
Bombardier, Inc.
7.500% due 12/01/2024		1,000	1,038

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.500% due 03/15/2025		$1,000	$1,031
8.750% due 12/01/2021		3,000	3,304
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (b)		878	879
Boyd Gaming Corp.
6.875% due 05/15/2023		3,000	3,176
Brand Industrial Services, Inc.
8.500% due 07/15/2025		5,000	5,237
Burger King France S.A.S.
6.000% due 05/01/2024	EUR	1,250	1,630
BWAY Holding Co.
5.500% due 04/15/2024		$1,000	1,009
7.250% due 04/15/2025		3,000	3,067
Cablevision Systems Corp.
5.875% due 09/15/2022		1,000	995
Caesars Resort Collection LLC
5.250% due 10/15/2025		4,000	3,845
California Resources Corp.
8.000% due 12/15/2022		1,000	789
Camelot Finance S.A.
7.875% due 10/15/2024		2,500	2,616
Carrizo Oil & Gas, Inc.
6.250% due 04/15/2023		2,000	2,010
CCO Holdings LLC
5.125% due 05/01/2027		2,500	2,380
5.750% due 02/15/2026		5,000	4,988
5.875% due 04/01/2024		3,000	3,060
Centene Corp.
5.625% due 02/15/2021		1,500	1,545
6.125% due 02/15/2024		1,000	1,043
Centennial Resource Production LLC
5.375% due 01/15/2026		2,500	2,459
Cequel Communications Holdings LLC
5.125% due 12/15/2021		2,000	2,002
CF Industries, Inc.
5.150% due 03/15/2034		1,500	1,434
Change Healthcare Holdings LLC
5.750% due 03/01/2025		2,500	2,488
Chemours Co.
5.375% due 05/15/2027		1,000	1,005
7.000% due 05/15/2025		2,000	2,170
Cheniere Corpus Christi Holdings LLC
5.125% due 06/30/2027		1,500	1,494
5.875% due 03/31/2025		1,750	1,837
7.000% due 06/30/2024		1,000	1,110
Cheniere Energy Partners LP
5.250% due 10/01/2025		1,000	989
Chesapeake Energy Corp.
8.000% due 12/15/2022		2,500	2,647
8.000% due 01/15/2025		2,500	2,425
Chobani LLC
7.500% due 04/15/2025		2,250	2,326
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		2,000	2,040
7.625% due 03/15/2020		2,000	1,995
CNX Midstream Partners LP
6.500% due 03/15/2026		1,000	989
CommScope Technologies LLC
6.000% due 06/15/2025		2,000	2,091
CommScope, Inc.
5.500% due 06/15/2024		1,000	1,025
Community Health Systems, Inc.
5.125% due 08/01/2021		1,250	1,169
6.250% due 03/31/2023		1,500	1,389
6.875% due 02/01/2022 (k)		1,500	876
7.125% due 07/15/2020 (k)		1,000	819
Concordia International Corp.
7.000% due 04/15/2023 ^(c)		1,500	109
Constellium NV
5.750% due 05/15/2024		2,250	2,216
5.875% due 02/15/2026		1,000	988
6.625% due 03/01/2025		1,000	1,015
Continental Resources, Inc.
4.900% due 06/01/2044		1,500	1,444
5.000% due 09/15/2022		1,000	1,016

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	63

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Core & Main LP
6.125% due 08/15/2025		$4,250	$4,165
Corp. GEO S.A.B. de C.V.
9.250% due 06/30/2020 ^(c)		2,000	1
Covey Park Energy LLC
7.500% due 05/15/2025		2,000	2,000
CPG Merger Sub LLC
8.000% due 10/01/2021		5,000	5,069
CSC Holdings LLC
5.250% due 06/01/2024		2,000	1,907
CTC BondCo GmbH
5.250% due 12/15/2025	EUR	3,000	3,676
DAE Funding LLC
4.500% due 08/01/2022		$1,000	951
5.000% due 08/01/2024		2,000	1,897
DaVita, Inc.
5.000% due 05/01/2025		1,000	969
5.750% due 08/15/2022		1,000	1,027
DBP Holding Corp.
7.750% due 10/15/2020		1,750	919
Dell International LLC
5.875% due 06/15/2021		1,000	1,026
Dell, Inc.
7.100% due 04/15/2028		1,000	1,105
Denbury Resources, Inc.
5.500% due 05/01/2022		500	399
Diamond BC BV
5.625% due 08/15/2025 (k)	EUR	4,500	5,330
Diamond Offshore Drilling, Inc.
4.875% due 11/01/2043		$1,000	720
5.700% due 10/15/2039		1,000	795
Diamond Resorts International, Inc.
7.750% due 09/01/2023		2,000	2,183
10.750% due 09/01/2024		1,500	1,637
Diamondback Energy, Inc.
4.750% due 11/01/2024		1,000	993
5.375% due 05/31/2025		2,000	2,037
Digicel Group Ltd.
7.125% due 04/01/2022 (k)		1,500	1,176
Digicel Ltd.
6.000% due 04/15/2021		1,000	943
DISH DBS Corp.
5.000% due 03/15/2023		1,000	906
5.875% due 07/15/2022		1,000	959
5.875% due 11/15/2024		1,000	895
6.750% due 06/01/2021		2,000	2,025
7.750% due 07/01/2026		1,500	1,418
DJO Finance LLC
8.125% due 06/15/2021		4,000	4,030
10.750% due 04/15/2020		1,000	973
Dynegy, Inc.
7.375% due 11/01/2022		1,000	1,056
7.625% due 11/01/2024		2,000	2,167
Eagle Holding Co. LLC (7.625% Cash or 8.375% PIK)
7.625% due 05/15/2022 (b)		3,000	3,030
EMI Music Publishing Group North America Holdings, Inc.
7.625% due 06/15/2024		1,750	1,899
Endo Dac
6.000% due 07/15/2023		1,000	760
6.000% due 02/01/2025		2,500	1,806
Endo Finance LLC
5.375% due 01/15/2023		1,000	763
5.750% due 01/15/2022		2,000	1,650
7.250% due 01/15/2022		1,000	873
Ensco PLC
4.500% due 10/01/2024		1,000	808
5.200% due 03/15/2025		1,250	1,023
5.750% due 10/01/2044		2,000	1,375
7.750% due 02/01/2026		875	805
Extraction Oil & Gas, Inc.
5.625% due 02/01/2026		1,500	1,419
First Data Corp.
5.000% due 01/15/2024		1,000	1,004

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.750% due 01/15/2024		$1,000	$1,010
7.000% due 12/01/2023		4,000	4,215
First Quantum Minerals Ltd.
6.875% due 03/01/2026		1,000	953
7.250% due 04/01/2023		1,500	1,481
7.500% due 04/01/2025		750	739
Flex Acquisition Co., Inc.
6.875% due 01/15/2025		4,000	3,967
Freeport-McMoRan, Inc.
3.875% due 03/15/2023		2,250	2,180
4.000% due 11/14/2021		2,000	2,000
5.400% due 11/14/2034		3,000	2,866
Fresh Market, Inc.
9.750% due 05/01/2023		500	293
Galapagos Holding S.A.
7.000% due 06/15/2022 (k)	EUR	2,000	2,050
Gates Global LLC
6.000% due 07/15/2022		$2,384	2,423
GCP Applied Technologies, Inc.
5.500% due 04/15/2026 (a)		1,250	1,248
9.500% due 02/01/2023		2,000	2,209
Golden Nugget, Inc.
6.750% due 10/15/2024		2,000	2,020
Grinding Media, Inc.
7.375% due 12/15/2023		1,500	1,579
Gulfport Energy Corp.
6.375% due 05/15/2025		1,000	966
6.625% due 05/01/2023		1,500	1,523
Hanesbrands, Inc.
4.625% due 05/15/2024		2,000	1,967
HCA Healthcare, Inc.
6.250% due 02/15/2021		3,000	3,157
HCA, Inc.
4.750% due 05/01/2023		1,000	1,014
5.250% due 06/15/2026		1,000	1,016
5.375% due 02/01/2025		1,500	1,508
5.875% due 03/15/2022		1,000	1,056
6.500% due 02/15/2020		2,000	2,102
7.500% due 02/15/2022		1,000	1,101
HD Supply, Inc.
5.750% due 04/15/2024		2,250	2,376
Hearthside Group Holdings LLC
6.500% due 05/01/2022		5,000	5,012
Hercule Debtco SARL (6.750% Cash or 7.500% PIK)
6.750% due 06/30/2024 (b)	EUR	2,000	2,481
Hexion, Inc.
6.625% due 04/15/2020		$1,500	1,406
High Ridge Brands Co.
8.875% due 03/15/2025		1,750	1,558
HudBay Minerals, Inc.
7.250% due 01/15/2023		1,000	1,043
7.625% due 01/15/2025		1,750	1,857
iHeartCommunications, Inc.
9.000% due 03/01/2021 ^(c)		2,500	1,986
9.000% due 09/15/2022 ^(c)		250	199
IHO Verwaltungs GmbH (3.750% Cash or 4.500% PIK)
3.750% due 09/15/2026 (b)	EUR	3,000	3,856
IHO Verwaltungs GmbH (4.500% Cash or 5.250% PIK)
4.500% due 09/15/2023 (b)		$2,000	1,947
IHO Verwaltungs GmbH (4.750% Cash or 5.500% PIK)
4.750% due 09/15/2026 (b)		2,000	1,932
Indigo Natural Resources LLC
6.875% due 02/15/2026		875	829
Infor U.S., Inc.
6.500% due 05/15/2022		1,000	1,023
Informatica LLC
7.125% due 07/15/2023		3,000	3,007
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023		1,500	1,219
7.250% due 10/15/2020		1,750	1,627
7.500% due 04/01/2021		750	683
8.000% due 02/15/2024		1,500	1,581
9.750% due 07/15/2025		2,000	1,872

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Intelsat Luxembourg S.A.
7.750% due 06/01/2021		$591	$328
International Game Technology PLC
6.250% due 02/15/2022		3,000	3,157
6.500% due 02/15/2025		2,000	2,152
Jaguar Holding Co.
6.375% due 08/01/2023		5,000	5,069
Jeld-Wen, Inc.
4.625% due 12/15/2025		3,500	3,369
4.875% due 12/15/2027		1,000	948
KFC Holding Co.
5.250% due 06/01/2026		2,000	1,997
Kinetic Concepts, Inc.
12.500% due 11/01/2021		6,000	6,810
Kronos Acquisition Holdings, Inc.
9.000% due 08/15/2023		4,500	4,286
Lamb Weston Holdings, Inc.
4.625% due 11/01/2024		1,000	996
4.875% due 11/01/2026		2,000	1,987
Mallinckrodt International Finance S.A.
4.750% due 04/15/2023		2,000	1,540
5.500% due 04/15/2025		1,500	1,172
5.750% due 08/01/2022		2,000	1,720
Mattel, Inc.
6.750% due 12/31/2025		1,500	1,470
Men’s Wearhouse, Inc.
7.000% due 07/01/2022		3,000	3,097
MGM Resorts International
6.000% due 03/15/2023		3,000	3,157
6.625% due 12/15/2021		1,000	1,081
7.750% due 03/15/2022		2,000	2,232
Midas Intermediate Holdco LLC
7.875% due 10/01/2022		2,000	2,015
MPH Acquisition Holdings LLC
7.125% due 06/01/2024		4,000	4,140
N&W Global Vending SpA
10.500% due 10/15/2023 (i)	EUR	2,000	2,606
Nabors Industries, Inc.
5.750% due 02/01/2025		$2,000	1,890
Neiman Marcus Group Ltd. LLC
8.000% due 10/15/2021 (k)		1,500	956
Netflix, Inc.
4.875% due 04/15/2028		2,000	1,926
New Look Secured Issuer PLC
6.500% due 07/01/2022	GBP	1,500	1,042
Newco GB S.A.S. (8.000% Cash or 8.000% PIK)
8.000% due 12/15/2022 (b)	EUR	1,500	1,852
Newfield Exploration Co.
5.625% due 07/01/2024		$2,000	2,120
5.750% due 01/30/2022		1,000	1,050
Nidda BondCo GmbH
5.000% due 09/30/2025	EUR	2,250	2,739
Norican A/S
4.500% due 05/15/2023		2,500	2,792
Novasep Holding S.A.S. (5.000% Cash and 3.000% PIK)
8.000% due 05/31/2019 (b)		1,628	1,949
Novelis Corp.
5.875% due 09/30/2026		$3,000	2,962
6.250% due 08/15/2024		2,000	2,055
NVA Holdings, Inc.
6.875% due 04/01/2026		1,750	1,767
NXP BV
4.125% due 06/01/2021		1,750	1,772
4.625% due 06/01/2023		1,750	1,786
Ortho-Clinical Diagnostics, Inc.
6.625% due 05/15/2022		11,500	11,270
Pactiv LLC
7.950% due 12/15/2025		2,000	2,235
Park Aerospace Holdings Ltd.
4.500% due 03/15/2023		1,250	1,188
5.250% due 08/15/2022		3,000	2,950
5.500% due 02/15/2024		1,000	973
Perstorp Holding AB
11.000% due 09/30/2021		1,000	1,090

64	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2018

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
PetSmart, Inc.
7.125% due 03/15/2023		$3,500	$2,004
Phosphorus Holdco PLC
10.000% due 04/01/2019 ^(c)	GBP	2,000	154
Pilgrim’s Pride Corp.
5.750% due 03/15/2025		$2,000	1,947
Pinnacle Foods Finance LLC
4.875% due 05/01/2021		1,000	1,009
5.875% due 01/15/2024		2,000	2,080
Pinnacle Operating Corp.
9.000% due 05/15/2023		494	469
Pisces Midco, Inc.
8.000% due 04/15/2026 (a)		3,500	3,500
Pizzaexpress Financing PLC
6.625% due 08/01/2021	GBP	1,550	2,034
Platform Specialty Products Corp.
5.875% due 12/01/2025		$1,000	979
6.500% due 02/01/2022		2,000	2,037
Platin GmbH
5.375% due 06/15/2023	EUR	1,250	1,522
Ply Gem Industries, Inc.
6.500% due 02/01/2022		$5,000	5,158
Post Holdings, Inc.
5.000% due 08/15/2026		4,000	3,810
5.625% due 01/15/2028		1,000	959
5.750% due 03/01/2027		2,000	1,980
Prague CE SARL (10.000% Cash or 10.000% PIK)
10.000% due 12/15/2022 (b)	EUR	2,500	3,156
Precision Drilling Corp.
5.250% due 11/15/2024		$1,000	943
7.750% due 12/15/2023		1,500	1,566
Prestige Brands, Inc.
5.375% due 12/15/2021		1,000	1,011
6.375% due 03/01/2024		2,000	2,055
Prime Security Services Borrower LLC
9.250% due 05/15/2023		3,250	3,530
Quintiles IMS, Inc.
5.000% due 10/15/2026		4,000	3,994
Rackspace Hosting, Inc.
8.625% due 11/15/2024		1,750	1,732
Radiate Holdco LLC
6.875% due 02/15/2023		2,500	2,431
Range Resources Corp.
5.000% due 08/15/2022		2,000	1,945
5.000% due 03/15/2023		1,000	964
RBS Global, Inc.
4.875% due 12/15/2025		2,500	2,431
Revlon Consumer Products Corp.
6.250% due 08/01/2024 (k)		1,500	932
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020		1,938	1,965
7.000% due 07/15/2024		2,000	2,097
Rite Aid Corp.
6.125% due 04/01/2023		2,000	2,025
Rivers Pittsburgh Borrower LP
6.125% due 08/15/2021		1,500	1,451
Rockies Express Pipeline LLC
6.875% due 04/15/2040		1,250	1,448
Rowan Cos., Inc.
4.750% due 01/15/2024		1,000	838
4.875% due 06/01/2022		1,000	915
5.850% due 01/15/2044		1,500	1,073
7.375% due 06/15/2025		1,500	1,414
Safari Holding Verwaltungs GmbH
5.375% due 11/30/2022	EUR	1,000	1,244
Scientific Games International, Inc.
3.375% due 02/15/2026		250	299
5.500% due 02/15/2026		1,500	1,750
6.250% due 09/01/2020		$1,900	1,912
10.000% due 12/01/2022		3,000	3,242
Sensata Technologies BV
4.875% due 10/15/2023		2,000	2,011
5.625% due 11/01/2024		1,000	1,049

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Sensata Technologies UK Financing Co. PLC
6.250% due 02/15/2026		$1,500	$1,584
ServiceMaster Co. LLC
5.125% due 11/15/2024		2,000	1,940
7.450% due 08/15/2027		2,000	2,165
Simmons Foods, Inc.
5.750% due 11/01/2024		2,000	1,817
Sinclair Television Group, Inc.
5.625% due 08/01/2024		2,000	1,990
5.875% due 03/15/2026		1,000	994
SiTV LLC
10.375% due 07/01/2019		1,250	769
Sotera Health Holdings LLC
6.500% due 05/15/2023		2,500	2,525
Sotera Health Topco, Inc. (8.125% Cash or 8.875% PIK)
8.125% due 11/01/2021 (b)		4,000	4,030
Southwestern Energy Co.
4.100% due 03/15/2022		2,250	2,166
6.700% due 01/23/2025		2,000	1,950
7.500% due 04/01/2026		1,250	1,269
Spectrum Brands, Inc.
5.750% due 07/15/2025		2,000	2,050
SRC Energy, Inc.
6.250% due 12/01/2025		2,250	2,267
SS&C Technologies Holdings, Inc.
5.875% due 07/15/2023		2,000	2,117
Standard Industries, Inc.
4.750% due 01/15/2028		1,000	946
5.000% due 02/15/2027		1,750	1,703
5.375% due 11/15/2024		1,000	1,018
6.000% due 10/15/2025		2,000	2,060
Station Casinos LLC
5.000% due 10/01/2025		1,000	953
Sunoco LP
4.875% due 01/15/2023		500	483
5.500% due 02/15/2026		500	484
5.875% due 03/15/2028		750	727
Swissport Financing SARL
6.750% due 12/15/2021	EUR	2,000	2,534
9.750% due 12/15/2022		1,000	1,292
Syniverse Holdings, Inc.
9.125% due 01/15/2019		$226	226
T-Mobile USA, Inc.
4.750% due 02/01/2028		1,000	963
6.375% due 03/01/2025		1,500	1,571
6.500% due 01/15/2026		2,000	2,130
6.625% due 04/01/2023		1,000	1,033
6.836% due 04/28/2023		2,250	2,334
Team Health Holdings, Inc.
6.375% due 02/01/2025 (k)		5,000	4,313
Teck Resources Ltd.
4.500% due 01/15/2021		3,000	3,034
5.400% due 02/01/2043		1,000	958
6.125% due 10/01/2035		3,000	3,195
TEGNA, Inc.
4.875% due 09/15/2021		750	758
5.500% due 09/15/2024		1,000	1,024
Teine Energy Ltd.
6.875% due 09/30/2022		2,000	2,050
Tempur Sealy International, Inc.
5.500% due 06/15/2026		2,500	2,412
Tenet Healthcare Corp.
5.125% due 05/01/2025		1,750	1,689
6.750% due 06/15/2023 (k)		3,000	2,947
6.875% due 11/15/2031		1,000	915
7.000% due 08/01/2025		2,000	1,975
8.125% due 04/01/2022		3,000	3,139
TES Finance PLC
6.750% due 07/15/2020	GBP	1,250	1,420
TI Group Automotive Systems LLC
8.750% due 07/15/2023		$934	985
TransDigm, Inc.
6.000% due 07/15/2022		1,000	1,023
6.375% due 06/15/2026		1,000	1,010

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.500% due 07/15/2024		$1,500	$1,541
Transocean, Inc.
5.800% due 10/15/2022		1,000	965
6.800% due 03/15/2038 (k)		1,500	1,178
7.500% due 04/15/2031		1,000	886
9.000% due 07/15/2023		3,000	3,202
U.S. Concrete, Inc.
6.375% due 06/01/2024		3,000	3,127
U.S. Foods, Inc.
5.875% due 06/15/2024		2,500	2,569
United Rentals North America, Inc.
4.875% due 01/15/2028		1,000	968
5.500% due 07/15/2025		3,000	3,082
Unitymedia Hessen GmbH & Co. KG
3.500% due 01/15/2027	EUR	1,000	1,293
5.000% due 01/15/2025		$2,000	2,045
Univision Communications, Inc.
5.125% due 02/15/2025		4,000	3,740
6.750% due 09/15/2022		591	611
UPC Holding BV
3.875% due 06/15/2029	EUR	1,000	1,154
UPCB Finance Ltd.
5.375% due 01/15/2025		$2,000	1,940
Valeant Pharmaceuticals International, Inc.
4.500% due 05/15/2023	EUR	3,000	3,277
5.500% due 11/01/2025		$1,000	977
5.625% due 12/01/2021		2,000	1,917
5.875% due 05/15/2023		1,500	1,337
7.000% due 03/15/2024		2,000	2,092
7.250% due 07/15/2022		2,000	2,007
7.500% due 07/15/2021		1,000	1,011
9.000% due 12/15/2025		2,000	1,995
Virgin Media Finance PLC
6.000% due 10/15/2024		2,000	1,987
Virgin Media Secured Finance PLC
5.250% due 01/15/2026		2,500	2,416
Weatherford International Ltd.
4.500% due 04/15/2022 (k)		1,000	835
7.000% due 03/15/2038		1,000	730
7.750% due 06/15/2021		1,500	1,404
8.250% due 06/15/2023		1,000	873
Welbilt, Inc.
9.500% due 02/15/2024		1,500	1,680
West Street Merger Sub, Inc.
6.375% due 09/01/2025		5,000	4,787
Whiting Petroleum Corp.
5.750% due 03/15/2021 (k)		1,000	1,012
6.625% due 01/15/2026		500	504
WildHorse Resource Development Corp.
6.875% due 02/01/2025		2,000	2,015
Williams Cos., Inc.
4.550% due 06/24/2024		3,000	3,036
Wind Tre SpA
3.125% due 01/20/2025	EUR	2,500	2,719
5.000% due 01/20/2026		$500	427
Wittur International Holding GmbH
8.500% due 02/15/2023	EUR	3,000	3,825
WMG Acquisition Corp.
5.500% due 04/15/2026		$2,000	2,015
WPX Energy, Inc.
6.000% due 01/15/2022		1,000	1,033
8.250% due 08/01/2023		1,000	1,125
Wrangler Buyer Corp.
6.000% due 10/01/2025		2,500	2,469
Wynn Las Vegas LLC
5.250% due 05/15/2027		1,000	983
5.500% due 03/01/2025		3,000	3,022
Yum! Brands, Inc.
6.875% due 11/15/2037		1,750	1,872
Zayo Group LLC
5.750% due 01/15/2027		2,000	1,957
Ziggo Bond Finance BV
6.000% due 01/15/2027		2,000	1,870

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	65

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Ziggo Secured Finance BV
5.500% due 01/15/2027	$3,000	$2,827

		674,374

UTILITIES 7.1%
Blue Racer Midstream LLC
6.125% due 11/15/2022	3,000	3,067
Calpine Corp.
5.375% due 01/15/2023	2,000	1,922
5.750% due 01/15/2025	3,000	2,752
CenturyLink, Inc.
5.800% due 03/15/2022	2,000	1,963
Endeavor Energy Resources LP
5.500% due 01/30/2026	1,000	998
5.750% due 01/30/2028	1,000	1,000
EP Energy LLC
9.375% due 05/01/2024	1,000	716
Frontier Communications Corp.
8.500% due 04/01/2026	750	729
10.500% due 09/15/2022	1,500	1,262
11.000% due 09/15/2025	1,250	943
Genesis Energy LP
6.000% due 05/15/2023	1,000	990
6.250% due 05/15/2026	1,000	955
6.750% due 08/01/2022	2,000	2,062
Great Western Petroleum LLC
9.000% due 09/30/2021	2,000	2,060
Jonah Energy LLC
7.250% due 10/15/2025	1,250	1,131
NGL Energy Partners LP
6.125% due 03/01/2025	1,250	1,197
NGPL PipeCo LLC
4.375% due 08/15/2022	750	748
4.875% due 08/15/2027	1,000	989
NRG Energy, Inc.
6.250% due 07/15/2022	1,000	1,035
6.250% due 05/01/2024	1,000	1,035
6.625% due 01/15/2027	2,500	2,569
Parsley Energy LLC
5.250% due 08/15/2025	4,000	3,985
Sprint Capital Corp.
8.750% due 03/15/2032	2,000	2,095
Sprint Communications, Inc.
6.000% due 11/15/2022	2,000	1,967
7.000% due 08/15/2020	1,000	1,043
Sprint Corp.
7.250% due 09/15/2021	3,000	3,109
7.625% due 02/15/2025 (k)	2,000	1,972
7.875% due 09/15/2023	5,000	5,119
Tallgrass Energy Partners LP
5.500% due 09/15/2024	3,000	3,067
Targa Resources Partners LP
5.250% due 05/01/2023	3,000	3,030

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Telecom Italia Capital S.A.
6.375% due 11/15/2033	$2,000	$2,180
Telecom Italia SpA
5.303% due 05/30/2024	4,000	4,085
TerraForm Power Operating LLC
4.250% due 01/31/2023	1,000	964
5.000% due 01/31/2028	1,500	1,429

		64,168

Total Corporate Bonds & Notes (Cost $812,631)		809,445

CONVERTIBLE BONDS & NOTES 0.1%

UTILITIES 0.1%
CHC Group LLC
0.000% due 10/01/2020 (f)(i)	538	697

Total Convertible Bonds & Notes (Cost $416)		697

	SHARES
COMMON STOCKS 0.1%

CONSUMER DISCRETIONARY 0.0%
Desarrolladora Homex S.A.B. de C.V. (d)	294,527	6

ENERGY 0.0%
Warren Resources, Inc. «	13,442	18

HEALTH CARE 0.1%
NVHL S.A. ‘A’ «(d)(i)	21,410	43
NVHL S.A. ‘B’ «(d)(i)	21,410	43
NVHL S.A. ‘C’ «(d)(i)	21,410	42
NVHL S.A. ‘D’ «(d)(i)	21,410	42
NVHL S.A. ‘E’ «(d)(i)	21,410	42
NVHL S.A. ‘F’ «(d)(i)	21,410	42
NVHL S.A. ‘G’ «(d)(i)	21,410	42
NVHL S.A. ‘H’ «(d)(i)	21,410	42
NVHL S.A. ‘I’ «(d)(i)	21,410	42
NVHL S.A. ‘J’ «(d)(i)	21,410	42

		422

INDUSTRIALS 0.0%
CHC Group LLC «(d)	10,468	89

Total Common Stocks (Cost $4,285)		535

	SHARES	MARKET VALUE (000S)
WARRANTS 0.0%

INFORMATION TECHNOLOGY 0.0%
Novasep Holding SAS - Exp. 05/31/2019 «	517,500	$31

Total Warrants (Cost $0)		31

PREFERRED SECURITIES 0.2%

INDUSTRIALS 0.2%
Pinnacle Agriculture Holdings LLC
3.000% «(i)	505,811	237
Sequa Corp.
9.000% «	2,400	2,160

Total Preferred Securities (Cost $2,724)		2,397

SHORT-TERM INSTRUMENTS 0.2%

REPURCHASE AGREEMENTS (j) 0.1%
		469

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.1%
1.603% due 04/19/2018 - 04/26/2018 (e)(f)(m)	$677	676

Total Short-Term Instruments (Cost $1,146)		1,145

Total Investments in Securities (Cost $830,151)		822,145

	SHARES
INVESTMENTS IN AFFILIATES 9.7%

SHORT-TERM INSTRUMENTS 9.7%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.7%
PIMCO Short-Term Floating NAV Portfolio III	8,885,219	87,813

Total Short-Term Instruments (Cost $87,816)		87,813

Total Investments in Affiliates (Cost $87,816)		87,813

Total Investments 101.1% (Cost $917,967)		$909,958

Financial Derivative Instruments (l)(m) 0.0% (Cost or Premiums, net $(20))		103

Other Assets and Liabilities, net (1.1)%		(9,766)

Net Assets 100.0%		$900,295

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	When-issued security.
(b)	Payment in-kind security.

66	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2018

(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.

(i)  RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
CHC Group LLC 0.000% due 10/01/2020	02/02/2017	$416	$697	0.08%
N&W Global Vending SpA 10.500% due 10/15/2023	10/07/2016	2,145	2,606	0.29
NVHL S.A. ‘A	03/09/2012	69	43	0.01
NVHL S.A. ‘B’	03/09/2012	69	43	0.01
NVHL S.A. ‘C’	03/09/2012	69	42	0.01
NVHL S.A. ‘D’	03/09/2012	69	42	0.01
NVHL S.A. ‘E’	03/09/2012	70	42	0.00
NVHL S.A. ‘F’	03/09/2012	70	42	0.00
NVHL S.A. ‘G’	03/09/2012	70	42	0.00
NVHL S.A. ‘H’	03/09/2012	70	42	0.00
NVHL S.A. ‘I’	03/09/2012	70	42	0.00
NVHL S.A. ‘J’	03/09/2012	70	42	0.00
Pinnacle Agriculture Holdings LLC 3.000%	09/13/2013	324	237	0.03

		$3,581	$3,962	0.44%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(j)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	03/29/2018	04/02/2018	$469	U.S. Treasury Notes 2.250% due 01/31/2024	$(481)	$469	$469

Total Repurchase Agreements						$(481)	$469	$469

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BCY	(2.000)%	12/14/2017	11/10/2019		$ (715)	$(711)
	(1.750)	05/05/2017	TBD	(3)	(834)	(821)
	(1.000)	02/13/2018	11/06/2019		(2,582)	(2,579)
	(0.350)	01/12/2018	TBD	(3)	(1,707)	(1,706)
	(0.250)	03/23/2018	TBD	(3)	(299)	(299)
	0.500	03/23/2018	TBD	(3)	(2,589)	(2,589)
	1.000	03/23/2018	TBD	(3)	(1,077)	(1,077)
	1.250	03/23/2018	TBD	(3)	(2,565)	(2,566)
CFR	(1.500)	02/07/2018	TBD	(3)	EUR (1,504)	(1,846)
	(1.500)	02/16/2018	TBD	(3)	(965)	(1,185)
NOM	(0.500)	03/23/2018	TBD	(3)	$ (858)	(858)
RDR	(1.000)	02/07/2018	TBD	(3)	(323)	(322)

Total Reverse Repurchase Agreements						$(16,559)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	67

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BCY	$0	$(12,348)	$0	$(12,348)	$13,648	$1,300
CFR	0	(3,031)	0	(3,031)	3,029	(2)
FICC	469	0	0	469	(481)	(12)
NOM	0	(858)	0	(858)	876	18
RDR	0	(322)	0	(322)	319	(3)

Total Borrowings and Other Financing Transactions	$469	$(16,559)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(16,559)	$(16,559)

Total Borrowings	$0	$0	$0	$(16,559)	$(16,559)

Payable for reverse repurchase agreements					$(16,559)

(k)	Securities with an aggregate market value of $17,871 have been pledged as collateral under the terms of the above master agreements as of March 31, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2018 was $(14,821) at a weighted average interest rate of (0.725)%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(l)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
CBK	04/2018	GBP	7,892		$11,099	$27	$0
GLM	04/2018	EUR	47,462		58,687	288	0
	04/2018		$1,662	EUR	1,362	14	0
HUS	04/2018		11,221	GBP	7,892	0	(149)
	05/2018	GBP	7,892		$11,235	149	0
UAG	04/2018		$57,098	EUR	46,100	0	(375)
	05/2018	EUR	46,100		$57,217	376	0

Total Forward Foreign Currency Contracts						$854	$(524)

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BRC	Put - OTC CDX.IG-30 5-Year Index	Sell	0.950%	07/18/2018	$700	$(1)	$(1)
DUB	Put - OTC CDX.IG-30 5-Year Index	Sell	0.950	07/18/2018	1,000	(2)	(1)
JPM	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018	700	(1)	(1)

						$(4)	$(3)

Total Written Options						$(4)	$(3)

68	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2018

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON INTEREST RATE INDICES

Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Receive	iBoxx USD Liquid High Yield Index	1	3-Month USD-LIBOR plus a specified spread	Maturity	12/20/2018	$10,000	$(16)	$(208)	$0	$(224)

Total Swap Agreements								$(16)	$(208)	$0	$(224)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged	Net Exposure(2)
BOA	$0	$0	$0	$0	$0	$0	$(224)	$(224)	$(224)	$227	$3
BRC	0	0	0	0	0	(1)	0	(1)	(1)	0	(1)
CBK	27	0	0	27	0	0	0	0	27	0	27
DUB	0	0	0	0	0	(1)	0	(1)	(1)	0	(1)
GLM	302	0	0	302	0	0	0	0	302	0	302
HUS	149	0	0	149	(149)	0	0	(149)	0	0	0
JPM	0	0	0	0	0	(1)	0	(1)	(1)	0	(1)
UAG	376	0	0	376	(375)	0	0	(375)	1	0	1

Total Over the Counter	$854	$0	$0	$854	$(524)	$(3)	$(224)	$(751)

(m)	Securities with an aggregate market value of $227 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2018.

(1)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$854	$0	$854

Financial Derivative Instruments - Liabilities
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$524	$0	$524
Written Options	0	3	0	0	0	3
Swap Agreements	0	0	0	0	224	224

	$0	$3	$0	$524	$224	$751

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	69

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)

March 31, 2018

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$618	$0	$0	$8	$626

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(10,229)	$0	$(10,229)
Swap Agreements	0	1	0	0	(41)	(40)

	$0	$1	$0	$(10,229)	$(41)	$(10,269)

	$0	$619	$0	$(10,229)	$(33)	$(9,643)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$(145)	$0	$0	$0	$(145)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$906	$0	$906
Written Options	0	1	0	0	0	1
Swap Agreements	0	0	0	0	(209)	(209)

	$0	$1	$0	$906	$(209)	$698

	$0	$(144)	$0	$906	$(209)	$553

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$7,895	$0	$7,895
Corporate Bonds & Notes
Banking & Finance	0	70,903	0	70,903
Industrials	0	674,374	0	674,374
Utilities	0	64,168	0	64,168
Convertible Bonds & Notes
Utilities	0	697	0	697
Common Stocks
Consumer Discretionary	6	0	0	6
Energy	0	0	18	18
Health Care	0	0	422	422
Industrials	0	0	89	89
Warrants
Information Technology	0	0	31	31
Preferred Securities
Industrials	0	0	2,397	2,397
Short-Term Instruments
Repurchase Agreements	0	469	0	469
U.S. Treasury Bills	0	676	0	676

	$6	$819,182	$2,957	$822,145

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$87,813	$0	$0	$87,813

Total Investments	$87,819	$819,182	$2,957	$909,958

Financial Derivative Instruments - Assets
Over the counter	$0	$854	$0	$854

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(751)	$0	$(751)

Total Financial Derivative Instruments	$0	$103	$0	$103

Totals	$87,819	$819,285	$2,957	$910,061

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

70	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Long-Term Credit Fund

March 31, 2018

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 124.8%

LOAN PARTICIPATIONS AND ASSIGNMENTS 4.4%
AECOM USA, Inc.
3.627% (LIBOR03M + 1.750%) due 02/22/2025 ~	$1,000	$1,004
Aramark Services, Inc.
3.877% (LIBOR03M + 2.000%) due 03/11/2025 ~	499	504
AWAS Aviation Capital Ltd.
4.870% due 10/03/2021 «(i)	11,124	11,210
Brand Energy & Infrastructure Services, Inc.
5.994% - 6.545% (LIBOR03M + 4.250%) due 06/21/2024 ~	2,978	3,006
Caesars Resort Collection LLC
4.627% (LIBOR03M + 2.750%) due 12/22/2024 ~	4,688	4,725
Centene Corp.
TBD% due 09/13/2018	5,000	5,000
CenturyLink, Inc.
4.627% (LIBOR03M + 2.750%) due 01/31/2025 ~	8,579	8,458
Crown Americas LLC
TBD% due 01/29/2025	700	707
CSC Holdings LLC
4.277% (LIBOR03M + 2.500%) due 01/25/2026 ~	1,700	1,702
Delos Finance SARL
4.052% (LIBOR03M + 1.750%) due 10/06/2023 ~	9,000	9,049
Delta Air Lines, Inc.
3.800% (LIBOR03M + 2.000%) due 05/09/2019 ~(i)	3,153	3,150
4.202% (LIBOR03M + 1.900%) due 09/30/2019 «~(i)	13,137	13,141
Endo Luxembourg Finance Co. SARL
6.188% (LIBOR03M + 4.250%) due 04/29/2024 ~	5,985	5,992
Las Vegas Sands LLC
3.627% (LIBOR03M + 1.750%) due 03/29/2024 ~	19,115	19,182
Lightstone Generation LLC
5.627% (LIBOR03M + 3.750%) due 01/30/2024 ~	4,221	4,250
Meredith Corp.
4.877% (LIBOR03M + 3.000%) due 01/31/2025 ~	400	403
MH Sub LLC
5.527% (LIBOR03M + 3.750%) due 09/13/2024 ~	4,701	4,712
Nielsen Finance LLC
3.718% (LIBOR03M + 2.000%) due 10/04/2023 ~	395	397
Norwegian Air Shuttle
4.110% - 4.250% (LIBOR03M + 2.000%) due 06/24/2026 «~(i)	14,583	14,205
5.860% - 6.110% (LIBOR03M + 4.500%) due 06/24/2021 «~(i)	8,182	8,228
Petrobras Netherlands BV
TBD% due 02/01/2025 «	5,200	5,172
Rise Ltd.
4.750% due 01/31/2021 «~(i)	2,867	2,867
SS&C Technologies, Inc.
TBD% due 02/28/2025	4,100	4,126
State of Rio de Janeiro
6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~	6,700	6,709
TEX Operations Co. LLC
4.377% (LIBOR03M + 2.500%) due 08/04/2023 ~	7,765	7,818
Traverse Midstream Partners LLC
5.850% (LIBOR03M + 4.000%) due 09/27/2024 ~	363	366

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Unitymedia Finance LLC
4.027% (LIBOR03M + 2.250%) due 01/15/2026 ~		$1,500	$1,500
WR Grace & Co.
TBD% due 04/03/2025		700	703

Total Loan Participations and Assignments (Cost $148,125)			148,286

CORPORATE BONDS & NOTES 71.3%

BANKING & FINANCE 26.5%
Allstate Corp.
6.500% due 05/15/2067 •		1,400	1,628
Ally Financial, Inc.
8.000% due 11/01/2031		4,300	5,269
American Financial Group, Inc.
4.500% due 06/15/2047		7,700	7,624
American International Group, Inc.
4.375% due 01/15/2055		13,200	12,250
4.800% due 07/10/2045		6,291	6,464
5.750% due 04/01/2048 •		600	609
American Tower Corp.
3.125% due 01/15/2027		6,300	5,780
3.375% due 10/15/2026		3,500	3,296
Arch Capital Finance LLC
5.031% due 12/15/2046		500	554
AvalonBay Communities, Inc.
3.900% due 10/15/2046		7,100	6,691
Aviation Loan Trust
4.235% (US0003M + 2.110%) due 12/15/2022 ~		1,540	1,529
Azul Investments LLP
5.875% due 10/26/2024		500	494
Banco Bilbao Vizcaya Argentaria S.A.
7.000% due 02/19/2019 •(g)(h)	EUR	10,000	12,930
Banco Santander S.A.
6.250% due 09/11/2021 •(g)(h)		9,300	12,634
Bank of America Corp.
3.300% due 01/11/2023		$575	574
3.419% due 12/20/2028 •		4,738	4,541
3.593% due 07/21/2028 •		7,200	6,997
5.875% due 03/15/2028 •(g)		11,400	11,486
7.750% due 05/14/2038		7,700	10,714
Bank of America N.A.
6.000% due 10/15/2036		1,200	1,481
Bank One Capital
8.750% due 09/01/2030		275	386
Barclays Bank PLC
7.625% due 11/21/2022 (h)		200	220
Barclays PLC
3.650% due 03/16/2025		4,400	4,245
4.337% due 01/10/2028		2,400	2,378
4.375% due 01/12/2026		5,000	5,014
7.250% due 03/15/2023 •(g)(h)	GBP	6,140	9,231
7.875% due 09/15/2022 •(g)(h)		800	1,226
BGC Partners, Inc.
5.375% due 12/09/2019		$10,775	11,155
Blackstone CQP Holdco LP
6.000% due 08/18/2021		2,800	2,821
6.500% due 03/20/2021		17,619	17,795
BNP Paribas S.A.
7.375% due 08/19/2025 •(g)(h)		4,900	5,341
Brighthouse Financial, Inc.
4.700% due 06/22/2047		9,700	8,909
Brookfield Finance, Inc.
4.700% due 09/20/2047		5,000	4,861
Cantor Fitzgerald LP
7.875% due 10/15/2019		6,030	6,411
Charles Schwab Corp.
5.000% due 12/01/2027 •(g)		2,500	2,446
Chubb INA Holdings, Inc.
4.350% due 11/03/2045		1,800	1,918

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Citigroup, Inc.
3.200% due 10/21/2026		$11,200	$10,666
3.400% due 05/01/2026		1,000	966
3.668% due 07/24/2028 •		2,300	2,243
4.750% due 05/18/2046		11,800	12,016
8.125% due 07/15/2039		2,900	4,397
CoBank ACB
6.250% due 10/01/2026 •(g)		3,700	3,955
Cooperatieve Rabobank UA
6.625% due 06/29/2021 •(g)(h)	EUR	4,600	6,456
Credit Agricole S.A.
8.125% due 09/19/2033 •(h)		$200	204
Credit Suisse AG
6.500% due 08/08/2023 (h)		7,675	8,362
Credit Suisse Group Funding Guernsey Ltd.
2.750% due 03/26/2020		2,000	1,981
Crown Castle International Corp.
4.000% due 03/01/2027		200	197
4.750% due 05/15/2047		2,400	2,424
Depository Trust & Clearing Corp.
4.875% due 06/15/2020 •(g)		8,250	8,452
Deutsche Bank AG
4.250% due 10/14/2021		7,300	7,419
Discover Bank
3.450% due 07/27/2026		2,000	1,892
Discover Financial Services
5.500% due 10/30/2027 •(g)		3,000	2,936
Doctors Co.
6.500% due 10/15/2023		10,150	10,984
Emerald Bay S.A.
0.000% due 10/08/2020 (d)	EUR	8,567	9,901
EPR Properties
4.500% due 06/01/2027		$1,567	1,530
ERP Operating LP
4.500% due 07/01/2044		3,040	3,167
4.500% due 06/01/2045		1,200	1,251
Essex Portfolio LP
3.375% due 04/15/2026		5,600	5,388
Exeter Finance Corp.
9.750% due 05/20/2019 «		6,300	6,161
Farmers Exchange Capital
5.454% due 10/15/2054 •		10,200	10,634
Farmers Insurance Exchange
4.747% due 11/01/2057 •		7,000	6,729
Fidelity National Financial, Inc.
5.500% due 09/01/2022		12,425	13,425
First American Financial Corp.
4.300% due 02/01/2023		900	911
First Republic Bank
4.625% due 02/13/2047		2,000	2,060
Flagstar Bancorp, Inc.
6.125% due 07/15/2021		6,100	6,437
FMR LLC
6.450% due 11/15/2039		4,500	5,888
Fortress Transportation & Infrastructure Investors LLC
6.750% due 03/15/2022		1,100	1,119
GAIF Bond Issuer Pty. Ltd.
3.400% due 09/30/2026		5,000	4,726
GE Capital International Funding Co. Unlimited Co.
4.418% due 11/15/2035		32,615	31,827
Goldman Sachs Group, Inc.
3.750% due 02/25/2026		6,200	6,098
4.017% due 10/31/2038 •		23,500	22,754
4.750% due 10/21/2045		2,525	2,704
Goodman U.S. Finance Four LLC
4.500% due 10/15/2037		2,500	2,495
Goodman U.S. Finance Three LLC
3.700% due 03/15/2028		3,700	3,560
Guardian Life Insurance Co. of America
4.850% due 01/24/2077		11,103	11,451
Hartford Financial Services Group, Inc.
3.964% (US0003M + 2.125%) due 02/12/2067 ~		2,900	2,824

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	71

Schedule of Investments PIMCO Long-Term Credit Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
High Street Funding Trust
4.682% due 02/15/2048		$700	$726
Host Hotels & Resorts LP
4.500% due 02/01/2026		1,900	1,926
HSBC Holdings PLC
3.600% due 05/25/2023		3,000	2,999
4.041% due 03/13/2028 •		5,600	5,599
5.250% due 09/16/2022 •(g)(h)	EUR	9,600	12,960
6.000% due 09/29/2023 •(g)(h)		1,055	1,492
6.250% due 03/23/2023 •(g)(h)		$4,400	4,466
6.500% due 03/23/2028 •(g)(h)		8,000	8,170
6.500% due 09/15/2037		100	125
6.800% due 06/01/2038		220	283
7.625% due 05/17/2032		1,800	2,344
Intercorp Financial Services, Inc.
4.125% due 10/19/2027		1,500	1,401
Intesa Sanpaolo SpA
7.750% due 01/11/2027 •(g)(h)	EUR	6,100	9,189
Itau Unibanco Holding S.A.
6.500% due 03/19/2023 •(g)(h)		$3,000	2,972
Jefferies Finance LLC
6.875% due 04/15/2022		600	597
7.375% due 04/01/2020		11,800	11,977
JPMorgan Chase & Co.
3.897% due 01/23/2049 •		16,000	15,289
4.032% due 07/24/2048 •		4,300	4,196
6.100% due 10/01/2024 •(g)		6,000	6,308
6.125% due 04/30/2024 •(g)		14,200	14,892
7.900% due 04/30/2018 •(g)		15,000	15,095
Kennedy-Wilson, Inc.
5.875% due 04/01/2024		700	697
Kimco Realty Corp.
4.450% due 09/01/2047		2,000	1,902
Legg Mason, Inc.
5.625% due 01/15/2044		300	326
Liberty Mutual Group, Inc.
6.500% due 05/01/2042		900	1,135
Lincoln National Corp.
4.350% due 03/01/2048		3,000	2,957
Lloyds Banking Group PLC
3.574% due 11/07/2028 •		4,000	3,780
4.344% due 01/09/2048		700	654
7.875% due 06/27/2029 •(g)(h)	GBP	500	848
Manulife Financial Corp.
5.375% due 03/04/2046		$7,300	8,585
Marsh & McLennan Cos., Inc.
3.500% due 06/03/2024		5,400	5,379
4.350% due 01/30/2047		200	206
Massachusetts Mutual Life Insurance Co.
4.900% due 04/01/2077		1,000	1,029
8.875% due 06/01/2039		1,805	2,838
MetLife Capital Trust
7.875% due 12/15/2067		11,950	15,057
Morgan Stanley
4.000% due 07/23/2025		15,000	15,138
Nationwide Building Society
4.000% due 09/14/2026		1,600	1,543
10.250% (g)	GBP	7	1,493
Nationwide Mutual Insurance Co.
9.375% due 08/15/2039		$2,500	4,050
Navient Corp.
5.625% due 08/01/2033		6,015	5,293
Neuberger Berman Group LLC
4.500% due 03/15/2027		400	406
4.875% due 04/15/2045		1,700	1,643
Northwestern Mutual Life Insurance Co.
6.063% due 03/30/2040		7,000	8,871
Ohio National Life Insurance Co.
6.875% due 06/15/2042		500	634
Omega Healthcare Investors, Inc.
4.750% due 01/15/2028 (k)		4,900	4,761
Ontario Teachers’ Cadillac Fairview Properties Trust
3.875% due 03/20/2027		600	604

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Pacific Life Insurance Co.
9.250% due 06/15/2039		$14,605	$23,433
Penn Mutual Life Insurance Co.
7.625% due 06/15/2040		1,000	1,338
Pinnacol Assurance
8.625% due 06/25/2034 «(i)		7,000	7,591
Progressive Corp.
4.125% due 04/15/2047		500	506
Prudential Financial, Inc.
5.200% due 03/15/2044 •		5,000	5,094
Regency Centers LP
4.125% due 03/15/2028		100	100
4.400% due 02/01/2047		1,100	1,088
Rio Oil Finance Trust
9.250% due 07/06/2024		3,519	3,837
Royal Bank of Scotland Group PLC
3.875% due 09/12/2023		5,700	5,634
Santander UK Group Holdings PLC
7.375% due 06/24/2022 •(g)(h)	GBP	600	919
Sberbank of Russia Via SB Capital S.A.
5.500% due 02/26/2024 •(h)		$3,300	3,337
SL Green Realty Corp.
4.500% due 12/01/2022		2,800	2,874
Spirit Realty LP
4.450% due 09/15/2026		2,000	1,941
Springleaf Finance Corp.
6.125% due 05/15/2022		4,300	4,393
Stearns Holdings LLC
9.375% due 08/15/2020		2,600	2,659
Stichting AK Rabobank Certificaten
6.500% (g)	EUR	4,995	7,539
Suzano Austria GmbH
7.000% due 03/16/2047 (k)		$8,400	9,553
7.000% due 03/16/2047		2,000	2,275
Teachers Insurance & Annuity Association of America
4.270% due 05/15/2047		3,500	3,503
4.375% due 09/15/2054 •		4,000	3,915
6.850% due 12/16/2039		371	495
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	779	1,235
5.661% due 10/13/2041		4,238	6,858
5.744% due 04/13/2040		97	159
7.623% due 07/13/2039		3,322	6,259
Travelers Cos., Inc.
4.050% due 03/07/2048		$1,200	1,212
Trust F
6.950% due 01/30/2044		9,400	9,847
U.S. Bancorp
5.300% due 04/15/2027 •(g)		3,600	3,690
UBS AG
4.750% due 05/22/2023 •(h)		5,800	5,814
7.625% due 08/17/2022 (h)		13,050	14,681
UBS Group Funding Switzerland AG
4.125% due 09/24/2025		6,600	6,639
UDR, Inc.
4.000% due 10/01/2025		600	603
UniCredit SpA
6.625% due 06/03/2023 •(g)(h)	EUR	2,800	3,748
VEREIT Operating Partnership LP
3.950% due 08/15/2027		$1,100	1,034
4.875% due 06/01/2026 (k)		300	303
Voya Financial, Inc.
4.700% due 01/23/2048 •		500	455
5.700% due 07/15/2043		630	722
Wachovia Capital Trust
5.570% (US0003M + 0.930%) due 04/30/2018 ~(g)		1,180	1,177
Washington Prime Group LP
5.950% due 08/15/2024		5,300	5,059
WEA Finance LLC
3.750% due 09/17/2024		1,400	1,403
Wells Fargo & Co.
3.550% due 09/29/2025		7,400	7,267

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.584% due 05/22/2028 •	$3,500	$3,417
3.900% due 05/01/2045	13,900	13,387
5.375% due 02/07/2035	1,600	1,851
5.375% due 11/02/2043	3,100	3,447
5.895% (US0003M + 3.770%) due 06/15/2018 ~(g)	6,033	6,127
5.900% due 06/15/2024 •(g)	3,000	3,094
Wells Fargo Bank N.A.
6.600% due 01/15/2038	3,700	4,900
Welltower, Inc.
5.125% due 03/15/2043	2,300	2,479
6.500% due 03/15/2041	900	1,139
Weyerhaeuser Co.
6.950% due 10/01/2027	16,922	20,642
7.950% due 03/15/2025	200	244
XLIT Ltd.
5.500% due 03/31/2045	2,000	2,198

		892,441

INDUSTRIALS 32.5%
AbbVie, Inc.
4.450% due 05/14/2046	7,000	6,977
4.700% due 05/14/2045	11,100	11,471
Activision Blizzard, Inc.
4.500% due 06/15/2047	4,800	4,835
Alimentation Couche-Tard, Inc.
4.500% due 07/26/2047	1,400	1,368
Allergan Funding SCS
4.550% due 03/15/2035	4,700	4,609
4.750% due 03/15/2045	3,000	2,946
4.850% due 06/15/2044	3,300	3,250
Amazon.com, Inc.
3.875% due 08/22/2037	1,800	1,793
4.050% due 08/22/2047	9,300	9,271
American Airlines Pass-Through Trust
3.200% due 12/15/2029	2,749	2,636
Amgen, Inc.
4.663% due 06/15/2051	32,053	33,251
Anadarko Holding Co.
7.150% due 05/15/2028	1,722	2,005
Anadarko Petroleum Corp.
4.500% due 07/15/2044	5,000	4,807
6.450% due 09/15/2036	1,100	1,321
6.600% due 03/15/2046	300	378
7.000% due 11/15/2027	600	672
Anheuser-Busch InBev Finance, Inc.
4.700% due 02/01/2036	10,000	10,598
4.900% due 02/01/2046	23,200	25,075
Anheuser-Busch InBev Worldwide, Inc.
4.750% due 04/15/2058 (a)	7,200	7,380
4.950% due 01/15/2042	5,600	6,086
Anthem, Inc.
4.375% due 12/01/2047	4,700	4,624
4.550% due 03/01/2048	500	504
Apache Corp.
5.250% due 02/01/2042	2,300	2,398
Apple, Inc.
3.200% due 05/11/2027	9,200	8,994
3.750% due 09/12/2047	1,600	1,547
4.250% due 02/09/2047	8,000	8,332
4.375% due 05/13/2045	400	422
Baker Hughes a GE Co. LLC
4.080% due 12/15/2047	500	473
BAT Capital Corp.
4.390% due 08/15/2037	1,300	1,294
4.540% due 08/15/2047	9,700	9,617
Berry Global, Inc.
4.500% due 02/15/2026	700	664
Biogen, Inc.
5.200% due 09/15/2045	1,000	1,094
Braskem America Finance Co.
7.125% due 07/22/2041	6,800	7,949
Broadcom Corp.
3.875% due 01/15/2027	8,500	8,274

72	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Burlington Northern Santa Fe LLC
4.375% due 09/01/2042	$22,000	$23,079
4.550% due 09/01/2044	3,200	3,450
Caesars Resort Collection LLC
5.250% due 10/15/2025	3,200	3,076
Canadian Pacific Railway Co.
6.125% due 09/15/2115	8,300	10,395
CBS Corp.
4.600% due 01/15/2045	2,150	2,085
4.900% due 08/15/2044	5,700	5,733
Celeo Redes Operacion Chile S.A.
5.200% due 06/22/2047	500	503
Celgene Corp.
4.350% due 11/15/2047	1,600	1,519
Celulosa Arauco y Constitucion S.A.
5.500% due 11/02/2047	1,500	1,533
Cenovus Energy, Inc.
5.250% due 06/15/2037	3,740	3,751
5.400% due 06/15/2047	1,175	1,185
6.750% due 11/15/2039	6,200	7,155
Charter Communications Operating LLC
5.375% due 05/01/2047	10,100	9,789
6.834% due 10/23/2055	12,555	14,548
Church & Dwight Co., Inc.
3.950% due 08/01/2047	900	844
Cimarex Energy Co.
3.900% due 05/15/2027	1,400	1,386
4.375% due 06/01/2024	200	206
Comcast Corp.
3.400% due 07/15/2046	5,500	4,729
3.969% due 11/01/2047	6,517	6,183
3.999% due 11/01/2049	765	718
4.000% due 08/15/2047	9,400	8,882
4.000% due 03/01/2048	2,100	1,995
4.049% due 11/01/2052	1,837	1,734
4.750% due 03/01/2044	1,300	1,371
Concho Resources, Inc.
4.875% due 10/01/2047	600	639
Constellation Brands, Inc.
4.100% due 02/15/2048	2,000	1,863
4.500% due 05/09/2047	1,200	1,193
Corp. Nacional del Cobre de Chile
4.500% due 08/01/2047	5,100	5,163
Covey Park Energy LLC
7.500% due 05/15/2025	950	950
Cox Communications, Inc.
4.500% due 06/30/2043	300	273
4.700% due 12/15/2042	9,600	9,037
4.800% due 02/01/2035	4,800	4,718
CRH America Finance, Inc.
4.500% due 04/04/2048 (a)	1,600	1,590
CSX Corp.
4.750% due 05/30/2042	2,946	3,131
CVS Health Corp.
5.050% due 03/25/2048	1,900	2,002
CVS Pass-Through Trust
4.704% due 01/10/2036	1,673	1,664
7.507% due 01/10/2032	14,833	17,521
8.353% due 07/10/2031	316	389
Dell International LLC
6.020% due 06/15/2026	3,000	3,234
8.100% due 07/15/2036	17,000	20,697
8.350% due 07/15/2046	7,700	9,797
Diamondback Energy, Inc.
5.375% due 05/31/2025	200	203
Discovery Communications LLC
5.200% due 09/20/2047	5,100	5,100
DP World Ltd.
6.850% due 07/02/2037	5,610	6,832
Dynegy, Inc.
8.034% due 02/02/2024	85	90
Ecopetrol S.A.
7.375% due 09/18/2043	13,500	15,879

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
El Paso Natural Gas Co. LLC
8.375% due 06/15/2032	$9,300	$12,148
Eli Lilly & Co.
3.950% due 05/15/2047	1,000	1,023
Enbridge, Inc.
4.500% due 06/10/2044	5,771	5,597
Encana Corp.
6.625% due 08/15/2037	300	364
7.200% due 11/01/2031	4,700	5,801
Endo Dac
6.000% due 07/15/2023	2,550	1,938
Endo Finance LLC
5.375% due 01/15/2023	1,000	763
Energy Transfer LP
5.150% due 03/15/2045	3,500	3,205
6.125% due 12/15/2045	12,800	13,310
6.500% due 02/01/2042	4,400	4,761
7.500% due 07/01/2038	14,004	16,948
EnLink Midstream Partners LP
5.450% due 06/01/2047	1,200	1,181
Ensco PLC
7.750% due 02/01/2026	1,800	1,656
Enterprise Products Operating LLC
4.450% due 02/15/2043	18,697	18,647
4.850% due 03/15/2044	13,179	13,831
5.250% due 08/16/2077 •	2,900	2,828
5.950% due 02/01/2041	600	713
ERAC USA Finance LLC
3.300% due 12/01/2026	100	97
FedEx Corp.
4.550% due 04/01/2046	1,000	1,011
4.750% due 11/15/2045	5,800	6,072
GATX Corp.
4.500% due 03/30/2045	1,038	1,014
General Electric Co.
5.000% due 01/21/2021 •(g)	3,400	3,370
6.875% due 01/10/2039	500	648
General Motors Co.
2.593% (US0003M + 0.800%) due 08/07/2020 ~	1,200	1,202
Georgia-Pacific LLC
8.875% due 05/15/2031	300	454
Gerdau Trade, Inc.
4.875% due 10/24/2027	1,700	1,678
Gilead Sciences, Inc.
4.150% due 03/01/2047	5,465	5,355
GlaxoSmithKline Capital, Inc.
6.375% due 05/15/2038	500	658
Halliburton Co.
5.000% due 11/15/2045	4,600	5,044
Harris Corp.
5.054% due 04/27/2045	2,200	2,431
HCA, Inc.
5.500% due 06/15/2047	5,000	4,844
Heineken NV
4.350% due 03/29/2047	3,000	3,067
Hess Corp.
5.800% due 04/01/2047	1,400	1,475
7.300% due 08/15/2031	1,974	2,371
Hidrovias International Finance SARL
5.950% due 01/24/2025	1,000	994
Humana, Inc.
4.800% due 03/15/2047	2,700	2,791
International Flavors & Fragrances, Inc.
4.375% due 06/01/2047	100	100
International Paper Co.
4.400% due 08/15/2047	16,600	15,860
5.150% due 05/15/2046	1,000	1,057
Kansas City Southern
4.300% due 05/15/2043	700	688
4.950% due 08/15/2045	3,400	3,659
Kellogg Co.
4.500% due 04/01/2046	900	886

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Kinder Morgan Energy Partners LP
6.950% due 01/15/2038	$5,000	$6,060
7.300% due 08/15/2033	25	30
7.400% due 03/15/2031	100	121
Kinder Morgan, Inc.
6.950% due 06/01/2028	3,795	4,354
7.420% due 02/15/2037	2,980	3,370
7.800% due 08/01/2031	3,500	4,463
8.050% due 10/15/2030	3,825	4,675
KLA-Tencor Corp.
4.650% due 11/01/2024	2,500	2,614
Kraft Heinz Foods Co.
4.375% due 06/01/2046	3,000	2,744
5.000% due 07/15/2035	1,600	1,662
5.000% due 06/04/2042	1,466	1,474
5.200% due 07/15/2045	20,526	20,903
6.875% due 01/26/2039	3,500	4,328
LafargeHolcim Finance U.S. LLC
4.750% due 09/22/2046	2,521	2,506
Lockheed Martin Corp.
3.800% due 03/01/2045	1,000	948
4.090% due 09/15/2052	200	195
Lowe’s Cos., Inc.
3.700% due 04/15/2046	6,300	5,862
4.050% due 05/03/2047	2,900	2,869
Masco Corp.
4.500% due 05/15/2047	6,000	5,734
Mattel, Inc.
6.200% due 10/01/2040	5,000	4,275
McDonald’s Corp.
4.450% due 03/01/2047	1,400	1,451
Medtronic, Inc.
4.375% due 03/15/2035	1,077	1,143
4.625% due 03/15/2045	9,750	10,686
Melco Resorts Finance Ltd.
4.875% due 06/06/2025	9,500	9,107
Microsoft Corp.
3.450% due 08/08/2036	2,000	1,952
3.700% due 08/08/2046	1,900	1,876
4.100% due 02/06/2037	8,800	9,309
4.450% due 11/03/2045	3,500	3,877
4.500% due 02/06/2057	7,700	8,446
4.750% due 11/03/2055	4,000	4,587
Moody’s Corp.
3.250% due 01/15/2028	1,800	1,716
Motorola Solutions, Inc.
5.500% due 09/01/2044	5,000	5,077
MPLX LP
4.700% due 04/15/2048	1,900	1,867
Mylan NV
5.250% due 06/15/2046	15,400	15,738
Mylan, Inc.
5.400% due 11/29/2043 (k)	300	310
NBCUniversal Enterprise, Inc.
5.250% due 03/19/2021 (g)	11,000	11,440
NBCUniversal Media LLC
4.450% due 01/15/2043	11,000	11,138
5.950% due 04/01/2041	2,400	2,942
Newell Brands, Inc.
5.500% due 04/01/2046	800	846
Norfolk Southern Corp.
4.450% due 06/15/2045	4,500	4,679
4.650% due 01/15/2046	6,400	6,842
Norwegian Air Shuttle ASA Pass-Through Trust
4.875% due 11/10/2029	1,905	1,879
Occidental Petroleum Corp.
4.200% due 03/15/2048	1,300	1,310
Odebrecht Oil & Gas Finance Ltd.
0.000% due 04/30/2018 (d)(g)	1,253	34
ONEOK Partners LP
6.200% due 09/15/2043	3,311	3,868
Oracle Corp.
3.850% due 07/15/2036	9,900	9,813
4.000% due 07/15/2046	9,000	8,918
4.000% due 11/15/2047	2,800	2,771

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	73

Schedule of Investments PIMCO Long-Term Credit Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Owens Corning
4.300% due 07/15/2047		$3,600	$3,296
4.400% due 01/30/2048		100	93
Park Aerospace Holdings Ltd.
4.500% due 03/15/2023		6,300	5,985
Petroleos Mexicanos
6.350% due 02/12/2048		19,889	19,317
6.375% due 01/23/2045		5,200	5,067
6.750% due 09/21/2047		20,600	20,896
PetSmart, Inc.
5.875% due 06/01/2025		1,600	1,164
8.875% due 06/01/2025		400	230
Pfizer, Inc.
5.600% due 09/15/2040		3,000	3,670
7.200% due 03/15/2039		5,224	7,532
Philip Morris International, Inc.
3.875% due 08/21/2042		2,600	2,456
4.250% due 11/10/2044		5,000	5,017
Pioneer Natural Resources Co.
7.200% due 01/15/2028		17,016	20,464
QUALCOMM, Inc.
4.650% due 05/20/2035		2,450	2,545
4.800% due 05/20/2045		1,900	1,982
QVC, Inc.
4.450% due 02/15/2025		4,615	4,567
5.450% due 08/15/2034		900	869
5.950% due 03/15/2043		4,265	4,169
Reynolds American, Inc.
6.150% due 09/15/2043		500	603
7.250% due 06/15/2037		660	869
Rockies Express Pipeline LLC
6.875% due 04/15/2040		2,700	3,128
Rockwell Collins, Inc.
3.500% due 03/15/2027		1,200	1,159
4.350% due 04/15/2047		700	692
Siemens Financieringsmaatschappij NV
4.200% due 03/16/2047		1,000	1,048
Southern Co.
4.250% due 07/01/2036		1,600	1,632
Southern Natural Gas Co. LLC
7.350% due 02/15/2031		1,400	1,737
Spectra Energy Partners LP
4.500% due 03/15/2045		1,675	1,629
Sprint Spectrum Co. LLC
5.152% due 09/20/2029		4,300	4,332
Standard Industries, Inc.
5.000% due 02/15/2027		1,500	1,460
Stryker Corp.
4.625% due 03/15/2046		5,000	5,351
Tech Data Corp.
4.950% due 02/15/2027		900	901
Telefonica Emisiones S.A.U.
4.895% due 03/06/2048		7,000	7,144
5.213% due 03/08/2047		1,900	2,024
Tencent Holdings Ltd.
3.925% due 01/19/2038		400	380
Tennessee Gas Pipeline Co. LLC
8.375% due 06/15/2032		1,275	1,623
Texas Eastern Transmission LP
4.150% due 01/15/2048		7,000	6,480
7.000% due 07/15/2032		1,000	1,271
Thermo Fisher Scientific, Inc.
5.300% due 02/01/2044		900	1,022
Time Warner Cable LLC
5.250% due 07/15/2042	GBP	800	1,253
5.500% due 09/01/2041		$3,225	3,210
5.875% due 11/15/2040		2,641	2,763
6.550% due 05/01/2037		1,400	1,577
6.750% due 06/15/2039		4,859	5,541
7.300% due 07/01/2038		6,900	8,274
Time Warner, Inc.
4.900% due 06/15/2042		3,700	3,743
TransCanada PipeLines Ltd.
7.625% due 01/15/2039		1,900	2,642

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Transcontinental Gas Pipe Line Co. LLC
4.600% due 03/15/2048		$4,400	$4,268
Tyson Foods, Inc.
4.550% due 06/02/2047		200	200
4.875% due 08/15/2034		2,700	2,865
U.S. Airways Pass-Through Trust
8.000% due 04/01/2021		679	720
United Airlines Pass-Through Trust
4.300% due 02/15/2027		57	59
UnitedHealth Group, Inc.
3.750% due 10/15/2047		200	189
4.625% due 07/15/2035		9,358	10,240
4.750% due 07/15/2045		7,240	7,988
Univision Communications, Inc.
5.125% due 02/15/2025		1,900	1,777
Vale Overseas Ltd.
6.250% due 08/10/2026		5,900	6,625
6.875% due 11/21/2036		2,600	3,071
6.875% due 11/10/2039		300	357
Vale S.A.
5.625% due 09/11/2042		5,892	6,248
Valeant Pharmaceuticals International, Inc.
5.375% due 03/15/2020		2,901	2,927
5.500% due 11/01/2025		300	293
9.250% due 04/01/2026		3,000	2,996
Virgin Australia Pass-Through Trust
5.000% due 04/23/2025		2,209	2,268
Western Gas Partners LP
5.450% due 04/01/2044		2,000	2,025
Westmoreland Coal Co.
8.750% due 01/01/2022		4,300	1,527
Williams Partners LP
4.850% due 03/01/2048		3,800	3,770
Wind Tre SpA
2.750% due 01/20/2024 ~	EUR	3,000	3,413
Woodside Finance Ltd.
3.650% due 03/05/2025		$100	99
Wynn Macau Ltd.
5.500% due 10/01/2027		23,600	23,187
Yellowstone Energy LP
5.750% due 12/31/2026 «		1,473	1,542
Zimmer Biomet Holdings, Inc.
4.250% due 08/15/2035		205	196
Zoetis, Inc.
3.950% due 09/12/2047		1,400	1,349

			1,092,084

UTILITIES 12.3%
Allegheny Energy Supply Co. LLC
5.750% due 10/15/2019		300	309
AT&T, Inc.
1.800% due 09/05/2026	EUR	100	125
2.350% due 09/05/2029		100	126
2.672% (US0003M + 0.950%) due 07/15/2021 ~		$5,150	5,207
3.900% due 08/14/2027		2,800	2,823
4.300% due 02/15/2030		26,372	26,302
4.300% due 12/15/2042		6,813	6,337
4.350% due 06/15/2045		10,443	9,563
4.500% due 03/09/2048		29,177	27,039
4.750% due 05/15/2046		400	389
4.800% due 06/15/2044		6,000	5,868
5.150% due 11/15/2046		3,500	3,584
5.150% due 02/14/2050		5,400	5,466
5.300% due 08/14/2058		7,500	7,580
5.450% due 03/01/2047		19,100	20,315
BG Energy Capital PLC
5.125% due 10/15/2041		2,400	2,712
British Telecommunications PLC
9.125% due 12/15/2030		2,300	3,365
Bruce Mansfield Unit Pass-Through Trust
6.850% due 06/01/2034		3,419	1,103
Cleco Corporate Holdings LLC
4.973% due 05/01/2046		400	412

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Connecticut Light & Power Co.
6.350% due 06/01/2036		$535	$692
Duke Energy Carolinas LLC
3.950% due 03/15/2048		6,000	6,064
Duke Energy Corp.
3.750% due 09/01/2046		5,550	5,044
3.950% due 08/15/2047		5,800	5,456
Duke Energy Progress LLC
3.600% due 09/15/2047		5,900	5,596
E.ON International Finance BV
6.650% due 04/30/2038		600	771
Electricite de France S.A.
4.950% due 10/13/2045		8,600	9,389
Emera U.S. Finance LP
4.750% due 06/15/2046		2,900	2,917
Emera, Inc.
6.750% due 06/15/2076 •		1,000	1,085
Enable Midstream Partners LP
5.000% due 05/15/2044		7,193	6,753
Enel Finance International NV
4.750% due 05/25/2047		3,200	3,290
Exelon Corp.
5.625% due 06/15/2035		200	239
Exelon Generation Co. LLC
5.600% due 06/15/2042		2,100	2,162
FirstEnergy Corp.
4.850% due 07/15/2047		3,700	3,900
FirstEnergy Transmission LLC
5.450% due 07/15/2044		6,330	7,279
Florida Power & Light Co.
3.950% due 03/01/2048		4,600	4,671
Gazprom OAO Via Gaz Capital S.A.
4.250% due 04/06/2024	GBP	7,000	10,222
Genesis Energy LP
6.250% due 05/15/2026		$1,300	1,242
6.500% due 10/01/2025		700	690
Georgia Power Co.
4.300% due 03/15/2042		300	306
5.400% due 06/01/2040		500	593
Indiana Michigan Power Co.
4.550% due 03/15/2046		400	426
Jersey Central Power & Light Co.
6.150% due 06/01/2037		250	310
Koninklijke KPN NV
8.375% due 10/01/2030		4,100	5,578
MidAmerican Energy Co.
4.250% due 05/01/2046		3,450	3,640
Monongahela Power Co.
5.400% due 12/15/2043		4,224	5,145
New England Power Co.
3.800% due 12/05/2047		6,300	6,113
NGPL PipeCo LLC
7.768% due 12/15/2037		1,800	2,187
NiSource, Inc.
3.950% due 03/30/2048		1,200	1,130
4.375% due 05/15/2047		1,700	1,711
5.650% due 02/01/2045		500	586
Odebrecht Drilling Norbe Ltd.
6.350% due 12/01/2021		602	590
Odebrecht Drilling Norbe Ltd. (6.350% Cash or 7.350% PIK)
7.350% due 12/01/2026 (b)		963	494
Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022		1,520	1,471
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash or 7.720% PIK)
7.720% due 12/01/2026 (b)		4,585	1,364
Ohio Power Co.
4.150% due 04/01/2048		900	918
ONEOK, Inc.
4.950% due 07/13/2047		3,500	3,559
Orange S.A.
9.000% due 03/01/2031		685	1,004

74	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2018

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Pacific Gas & Electric Co.
3.950% due 12/01/2047		$6,100	$5,662
4.250% due 03/15/2046		7,800	7,563
Petrobras Global Finance BV
5.299% due 01/27/2025		3,081	3,046
5.999% due 01/27/2028		5,895	5,843
6.250% due 12/14/2026	GBP	900	1,354
7.375% due 01/17/2027		$12,600	13,665
Piedmont Natural Gas Co., Inc.
3.640% due 11/01/2046		1,000	943
Plains All American Pipeline LP
4.300% due 01/31/2043		1,500	1,268
4.700% due 06/15/2044		5,600	5,010
4.900% due 02/15/2045		11,100	10,228
5.150% due 06/01/2042		4,300	4,067
6.650% due 01/15/2037		1,912	2,129
PPL Capital Funding, Inc.
4.000% due 09/15/2047		1,700	1,644
Saudi Electricity Global Sukuk Co.
5.500% due 04/08/2044		5,100	5,324
Shell International Finance BV
3.625% due 08/21/2042		1,000	948
3.750% due 09/12/2046		2,500	2,412
4.375% due 05/11/2045		1,925	2,047
Southern California Gas Co.
3.750% due 09/15/2042		1,200	1,203
Southern Co. Gas Capital Corp.
4.400% due 05/30/2047		3,400	3,453
Southwestern Electric Power Co.
6.200% due 03/15/2040		2,500	3,182
Sprint Corp.
7.250% due 09/15/2021		4,469	4,631
Verizon Communications, Inc.
4.672% due 03/15/2055		37,603	35,891
4.862% due 08/21/2046		2,000	2,023
5.012% due 08/21/2054		33,770	33,726
5.500% due 03/16/2047		12,700	14,103
Virginia Electric & Power Co.
3.800% due 09/15/2047		300	290

			414,867

Total Corporate Bonds & Notes (Cost $2,369,139)			2,399,392

MUNICIPAL BONDS & NOTES 3.4%

CALIFORNIA 0.5%
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049		2,300	3,107
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035		2,600	3,618
California State University Revenue Bonds, (BABs), Series 2010
6.484% due 11/01/2041		700	935
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033		5,000	6,704
Riverside, California Sewer Revenue Bonds, (BABs), Series 2009
7.200% due 08/01/2039		2,500	2,660
Sacramento Municipal Utility District, California Revenue Bonds, (BABs), Series 2009
6.322% due 05/15/2036		300	382

			17,406

GEORGIA 0.4%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057		10,200	12,591

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ILLINOIS 0.3%
Chicago, Illinois General Obligation Bonds, Series 2009
6.050% due 01/01/2029	$1,450	$1,490
Chicago, Illinois General Obligation Bonds, Series 2015
7.750% due 01/01/2042	4,800	5,232
Chicago, Illinois General Obligation Bonds, Series 2017
7.045% due 01/01/2029	400	432
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035	2,000	2,448

		9,602

INDIANA 0.0%
Indiana Finance Authority Revenue Bonds, (BABs), Series 2009
6.596% due 02/01/2039	800	1,109

MICHIGAN 0.0%
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2006
7.309% due 06/01/2034	685	683

NEW JERSEY 0.0%
New Jersey Transportation Trust Fund Authority Revenue Bonds, (BABs), Series 2009
6.875% due 12/15/2039	900	933

NEW YORK 0.7%
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2010
5.267% due 05/01/2027	13,200	15,115
Port Authority of New York & New Jersey Revenue Bonds, Series 2014
5.310% due 08/01/2046	8,400	9,262

		24,377

OHIO 0.5%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
6.270% due 02/15/2050	5,095	6,636
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.834% due 02/15/2041	4,990	7,682
8.084% due 02/15/2050	1,000	1,691

		16,009

PENNSYLVANIA 0.5%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039	11,500	14,948

TENNESSEE 0.1%
Tennessee State School Bond Authority Revenue Bonds, Series 2010
4.848% due 09/15/2027	3,610	3,971

TEXAS 0.2%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	4,000	5,345

VIRGINIA 0.1%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007
6.706% due 06/01/2046	3,200	3,032

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WASHINGTON 0.1%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040		$1,100	$1,393

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		1,065	1,058

Total Municipal Bonds & Notes (Cost $94,949)			112,457

U.S. GOVERNMENT AGENCIES 3.7%
Fannie Mae, TBA
3.000% due 04/01/2048 - 05/01/2048		16,000	15,578
3.500% due 04/01/2048 - 06/01/2048		109,400	109,460

Total U.S. Government Agencies (Cost $124,289)			125,038

U.S. TREASURY OBLIGATIONS 31.9%
U.S. Treasury Bonds
2.500% due 02/15/2045 (k)		52,000	47,390
2.500% due 05/15/2046 (k)		88,339	80,159
2.750% due 08/15/2042 (k)		125,000	120,564
2.750% due 11/15/2042 (k)		97,900	94,329
2.750% due 08/15/2047 (k)		40,696	38,817
2.750% due 11/15/2047 (k)		280,584	267,695
3.000% due 11/15/2044		23,400	23,512
3.000% due 05/15/2045		25,075	25,186
3.000% due 02/15/2048		15,600	15,657
U.S. Treasury Inflation Protected Securities (f)
0.375% due 07/15/2025 (m)		15,992	15,783
0.375% due 01/15/2027		30,783	29,983
U.S. Treasury Notes
2.000% due 08/15/2025 (k)(m)(o)		213,500	203,372
2.000% due 11/15/2026 (k)(m)(o)		34,800	32,804
2.250% due 02/15/2027 (m)(o)		22,000	21,133
2.250% due 11/15/2027		14,992	14,352
2.750% due 02/15/2028 (k)		42,100	42,095

Total U.S. Treasury Obligations (Cost $1,089,515)			1,072,831

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.8%
Banc of America Funding Trust
5.500% due 01/25/2036		246	214
5.750% due 03/25/2036		332	339
Bear Stearns Adjustable Rate Mortgage Trust
3.673% due 11/25/2034 ~		1,086	1,062
Bear Stearns ALT-A Trust
3.709% due 11/25/2034 ~		55	54
Berica Residential MBS SRL
0.000% (EUR006M + 0.200%) due 03/31/2048 ~	EUR	4,077	5,009
Chase Mortgage Finance Trust
3.371% due 12/25/2037 ^~		$459	440
Citigroup Mortgage Loan Trust
2.112% (US0001M + 0.240%) due 11/25/2036 ~		1,386	1,390
Countrywide Alternative Loan Trust
2.202% (US0001M + 0.330%) due 09/25/2035 ~		698	641
Countrywide Home Loan Mortgage Pass-Through Trust
3.493% due 04/20/2035 ~		14	14
5.500% due 03/25/2035		135	135
Deutsche ALT-A Securities, Inc.
2.012% (LIBOR01M + 0.140%) due 07/25/2047 ~		306	291

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	75

Schedule of Investments PIMCO Long-Term Credit Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GSMPS Mortgage Loan Trust
2.222% (US0001M + 0.350%) due 03/25/2035 ~		$1,192	$1,122
Homestar Mortgage Acceptance Corp.
2.322% (US0001M + 0.450%) due 07/25/2034 ~		26	26
IndyMac Mortgage Loan Trust
2.172% (US0001M + 0.300%) due 07/25/2035 ~		544	531
JPMorgan Mortgage Trust
3.144% due 11/25/2033 ~		16	17
Merrill Lynch Mortgage Investors Trust
2.911% (US0006M + 1.250%) due 10/25/2035 ~		49	50
3.452% due 05/25/2033 ~		14	14
Mortgages PLC
0.982% (BP0003M + 0.460%) due 10/31/2038 ~	GBP	2,621	3,627
NAAC Reperforming Loan REMIC Trust Certificates
2.322% (US0001M + 0.450%) due 02/25/2035 ^~		$1,734	1,572
Nomura Asset Acceptance Corp. Alternative Loan Trust
2.942% (LIBOR01M + 1.070%) due 02/25/2035 ~		1,238	1,158
3.979% due 08/25/2035 ~		399	400
OBP Depositor LLC Trust
4.646% due 07/15/2045		3,000	3,097
Residential Accredit Loans, Inc. Trust
3.950% due 02/25/2035 ^~		875	751
3.952% due 03/25/2035 ^~		504	463
Residential Funding Mortgage Securities, Inc. Trust
4.122% due 02/25/2036 ^~		584	537
Sequoia Mortgage Trust
2.071% (US0006M + 0.520%) due 05/20/2034 ~		1,089	1,053
Structured Adjustable Rate Mortgage Loan Trust
3.605% due 03/25/2034 ~		26	26
WaMu Mortgage Pass-Through Certificates Trust
1.900% due 11/25/2041 ~		246	243
2.312% (US0001M + 0.440%) due 07/25/2044 ~		514	509
Wells Fargo Mortgage-Backed Securities Trust
3.591% due 12/25/2033 ~		21	21
3.750% due 01/25/2035 ~		46	47
3.768% due 01/25/2035 ~		565	584

Total Non-Agency Mortgage-Backed Securities (Cost $24,516)			25,437

ASSET-BACKED SECURITIES 1.6%
ACE Securities Corp. Home Equity Loan Trust
2.667% (US0001M + 0.795%) due 01/25/2035 ~		1,193	1,183
AIM Aviation Finance Ltd.
4.213% due 02/15/2040		3,694	3,695
Aircraft Certificate Owner Trust
7.001% due 09/20/2022 «		5,590	5,842
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.547% (US0001M + 0.675%) due 07/25/2035 ~		2,200	2,208
2.742% (US0001M + 0.870%) due 07/25/2034 ~		642	646
Asset-Backed Securities Corp. Home Equity Loan Trust
2.832% (US0001M + 0.960%) due 07/25/2035 ~		2,000	2,000
Bayview Financial Acquisition Trust
6.101% due 05/28/2037		28	29
Bear Stearns Asset-Backed Securities Trust
2.292% (US0001M + 0.420%) due 12/25/2035 ~		2,000	2,004
2.612% (US0001M + 0.740%) due 01/25/2034 ~		7	7
Business Jet Securities LLC
4.335% due 02/15/2033		1,118	1,122

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Eagle Ltd.
2.570% due 12/15/2039		$450	$447
ECAF Ltd.
4.947% due 06/15/2040		3,234	3,289
First Franklin Mortgage Loan Trust
2.592% (US0001M + 0.720%) due 05/25/2035 ~		399	401
2.607% (US0001M + 0.735%) due 09/25/2035 ~		1,599	1,609
Home Equity Asset Trust
2.922% (US0001M + 1.050%) due 07/25/2035 ~		1,022	1,029
KDAC Aviation Finance Ltd.
4.212% due 12/15/2042		1,371	1,370
Labrador Aviation Finance Ltd.
4.300% due 01/15/2042		3,245	3,299
Lehman XS Trust
2.672% (US0001M + 0.800%) due 10/25/2035 ~		327	324
METAL LLC
4.581% due 10/15/2042		3,658	3,662
Morgan Stanley ABS Capital, Inc. Trust
2.192% (US0001M + 0.320%) due 11/25/2035 ~		237	238
Morgan Stanley Home Equity Loan Trust
2.577% (US0001M + 0.705%) due 08/25/2035 ~		608	612
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.622% (US0001M + 0.750%) due 07/25/2035 ~		1,288	1,295
RAAC Trust
2.252% (US0001M + 0.380%) due 10/25/2046 ~		138	136
2.352% (US0001M + 0.480%) due 03/25/2037 ~		1,143	1,146
Residential Asset Mortgage Products Trust
2.122% (US0001M + 0.250%) due 08/25/2046 ~		1,800	1,801
Residential Asset Securities Corp. Trust
2.332% (US0001M + 0.460%) due 10/25/2035 ~		354	356
Sapphire Aviation Finance Ltd.
4.250% due 03/15/2040 «		3,100	3,104
Saxon Asset Securities Trust
2.667% (US0001M + 0.795%) due 03/25/2035 ^~		876	860
SLM Student Loan Trust
3.245% (US0003M + 1.500%) due 04/25/2023 ~		6,073	6,203
Sprite Ltd.
4.250% due 12/15/2037		2,452	2,446

Total Asset-Backed Securities (Cost $49,515)			52,363

SOVEREIGN ISSUES 2.2%
Argentina Government International Bond
2.500% due 12/31/2038		24,550	16,363
6.250% due 11/09/2047	EUR	6,900	7,890
24.949% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	49,032	2,502
27.250% due 06/21/2020 ~		98,003	5,182
Brazil Government International Bond
5.000% due 01/27/2045		$10,710	9,650
Mexico Government International Bond
4.600% due 01/23/2046		6,075	5,785
4.600% due 02/10/2048		4,100	3,893
Poland Government International Bond
2.500% due 07/25/2026	PLN	17,400	4,901
3.250% due 07/25/2025		2,700	808
Saudi Government International Bond
4.500% due 10/26/2046		$11,300	10,578
4.625% due 10/04/2047		2,500	2,389
South Africa Government International Bond
10.500% due 12/21/2026	ZAR	23,900	2,336

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Ukraine Government International Bond
7.375% due 09/25/2032		$1,000	$966

Total Sovereign Issues (Cost $76,228)			73,243

		SHARES
WARRANTS 0.0%

UTILITIES 0.0%
Dynegy, Inc. - Exp. 02/02/2024		8,823	2

Total Warrants (Cost $23)			2

PREFERRED SECURITIES 0.5%

BANKING & FINANCE 0.2%
AgriBank FCB
6.875% (US0003M + 4.225%) due 01/01/2024 ~(g)		40,000	4,323
Reinsurance Group of America, Inc.
6.200% (US0003M + 4.370%) due 09/15/2042 ~		54,575	1,545
State Street Corp.
5.900% (US0003M + 3.108%) due 03/15/2024 ~(g)		33,700	924

			6,792

UTILITIES 0.3%
Entergy Arkansas, Inc.
4.750% due 06/01/2063		39,925	968
Entergy Texas, Inc.
5.625% due 06/01/2064		142,184	3,607
SCE Trust
5.000% due 06/26/2022 (g)		99,200	2,254
5.750% (US0003M + 2.990%) due 03/15/2024 ~(g)		161,000	4,305

			11,134

Total Preferred Securities (Cost $17,092)			17,926

SHORT-TERM INSTRUMENTS 5.0%

REPURCHASE AGREEMENTS (j) 3.1%
			105,699

		PRINCIPAL AMOUNT (000S)
SHORT-TERM NOTES 0.2%
Nigeria Open Market Operation Bills
15.190% due 08/23/2018	NGN	202,000	530
15.302% due 09/06/2018		279,000	728
15.398% due 09/06/2018		157,000	410
15.696% due 11/08/2018		45,400	116
15.703% due 10/25/2018		207,000	529
19.005% due 08/09/2018		128,000	338
19.103% due 05/10/2018		209,000	573
19.133% due 04/26/2018		74,100	205
19.149% due 05/10/2018		158,350	435
19.206% due 05/24/2018		158,350	432
19.252% due 05/24/2018		158,000	431
19.366% due 06/07/2018		183,300	497
19.397% due 05/24/2018		210,000	573
19.415% due 05/17/2018		462,000	1,264

			7,061

ARGENTINA TREASURY BILLS 0.4%
9.133% due 06/15/2018 - 09/14/2018 (c)(d)	ARS	241,300	11,728

JAPAN TREASURY BILLS 1.0%
(0.163)% due 05/21/2018 (d)(e)	JPY	3,530,000	33,181

76	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2018

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NIGERIA TREASURY BILLS 0.3%
17.048% due 04/05/2018 - 11/29/2018 (c)(d)	NGN	4,328,300	$11,401

U.S. TREASURY BILLS 0.0%
1.443% due 04/26/2018 (d)(e)(o)		$71	71

Total Short-Term Instruments (Cost $169,490)			169,141

Total Investments in Securities (Cost $4,162,881)			4,196,116

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 1.0%

SHORT-TERM INSTRUMENTS 1.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.0%
PIMCO Short-Term Floating NAV Portfolio III	3,475,240	$34,346

Total Short-Term Instruments (Cost $34,346)		34,346

Total Investments in Affiliates (Cost $34,346)		34,346

Total Investments 125.8% (Cost $4,197,227)		$4,230,462

Financial Derivative Instruments (l)(n) 0.0% (Cost or Premiums, net $15,658)		(1,283)

Other Assets and Liabilities, net (25.8)%		(865,559)

Net Assets 100.0%		$3,363,620

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.

(i)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AWAS Aviation Capital Ltd.	4.870%	10/03/2021	10/02/2014	$11,124	$11,210	0.33%
Delta Air Lines, Inc.	3.800	05/09/2019	05/05/2014	3,153	3,150	0.09
Delta Air Lines, Inc.	4.202	09/30/2019	09/29/2014	13,137	13,141	0.39
Norwegian Air Shuttle	4.110	06/24/2026	06/25/2014 - 09/08/2014	14,583	14,205	0.42
Norwegian Air Shuttle	5.860	06/24/2021	06/25/2014	8,182	8,228	0.24
Pinnacol Assurance	8.625	06/25/2034	06/23/2014	7,000	7,591	0.23
Rise Ltd.	4.750	01/31/2021	02/11/2014	2,876	2,867	0.09

				$60,055	$60,392	1.79%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(j)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	03/29/2018	04/02/2018	$4,799	U.S. Treasury Notes 1.125% due 09/30/2021	$(4,896)	$4,799	$4,800
JPS	1.900	03/29/2018	04/02/2018	100,900	U.S. Treasury Bonds 3.750% due 11/15/2043	(103,308)	100,900	100,921

Total Repurchase Agreements						$(108,204)	$105,699	$105,721

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	77

Schedule of Investments PIMCO Long-Term Credit Fund (Cont.)

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BCY	(0.500)%	03/02/2018	TBD	(3)	$(878)	$(878)
	(0.250)	12/18/2017	TBD	(3)	(3,912)	(3,909)
BOM	1.710	02/23/2018	04/23/2018		(100,971)	(101,153)
BSN	1.610	01/24/2018	04/24/2018		(8,602)	(8,628)
IND	1.600	01/18/2018	04/18/2018		(42,463)	(42,602)
	1.600	01/25/2018	04/18/2018		(21,083)	(21,146)
	1.620	01/25/2018	04/23/2018		(5,201)	(5,217)
	1.900	03/26/2018	04/26/2018		(9,437)	(9,441)
JPS	1.500	03/02/2018	04/13/2018		(19,422)	(19,447)
	1.500	03/29/2018	04/02/2018		(100,931)	(100,948)
	1.600	03/23/2018	04/23/2018		(10,976)	(10,981)
	1.630	03/21/2018	04/23/2018		(23,093)	(23,106)
	1.800	03/28/2018	04/11/2018		(23,781)	(23,787)
NOM	1.300	03/23/2018	TBD	(3)	(6,261)	(6,263)
NXN	1.540	01/05/2018	04/05/2018		(162,885)	(163,491)
	1.540	02/05/2018	04/05/2018		(20,000)	(20,048)
	1.550	01/08/2018	04/06/2018		(49,077)	(49,255)
	1.550	02/16/2018	04/06/2018		(27,563)	(27,616)
RBC	1.720	02/20/2018	05/18/2018		(76,519)	(76,669)
	1.720	03/08/2018	05/18/2018		(18,475)	(18,497)
SGY	1.850	03/29/2018	04/02/2018		(25,031)	(25,036)

Total Reverse Repurchase Agreements						$(758,118)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(4)
NOM	1.750%	03/27/2018	04/27/2018	$(3,512)	$(3,508)

Total Sale-Buyback Transactions					$(3,508)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(4)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(5)
Global/Master Repurchase Agreement
BCY	$0	$(4,787)	$0	$(4,787)	$5,078	$291
BOM	0	(101,153)	0	(101,153)	101,055	(98)
BSN	0	(8,628)	0	(8,628)	8,729	101
FICC	4,800	0	0	4,800	(4,896)	(96)
IND	0	(78,406)	0	(78,406)	78,475	69
JPS	100,921	(178,269)	0	(77,348)	73,842	(3,506)
NOM	0	(6,263)	0	(6,263)	6,426	163
NXN	0	(260,410)	0	(260,410)	260,373	(37)
RBC	0	(95,166)	0	(95,166)	94,853	(313)
SGY	0	(25,036)	0	(25,036)	24,997	(39)

Master Securities Forward Transaction Agreement
NOM	0	0	(3,508)	(3,508)	3,530	22

Total Borrowings and Other Financing Transactions	$105,721	$(758,118)	$(3,508)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(6,263)	$0	$(4,787)	$(11,050)
U.S. Treasury Obligations	0	(651,902)	(95,166)	0	(747,068)

Total	$0	$(658,165)	$(95,166)	$(4,787)	$(758,118)

78	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2018

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Sale-Buyback Transactions
U.S. Treasury Obligations	$0	$(3,508)	$0	$0	$(3,508)

Total	$0	$(3,508)	$0	$0	$(3,508)

Total Borrowings	$0	$(661,673)	$(95,166)	$(4,787)	$(761,626)

Payable for reverse repurchase agreements and sale-buyback financing transactions					$(761,626)

(k)	Securities with an aggregate market value of $765,676 have been pledged as collateral under the terms of the above master agreements as of March 31, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2018 was $(719,401) at a weighted average interest rate of 1.204%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)	Payable for sale-buyback transactions includes $(4) of deferred price drop.
(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(l)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOT U.S. Treasury 2-Year Note June 2018 Futures	$107.500	05/25/2018	13	$26	$0	$0
Call - CBOT U.S. Treasury 2-Year Note June 2018 Futures	107.625	05/25/2018	12	24	0	0
Call - CBOT U.S. Treasury 2-Year Note June 2018 Futures	108.000	05/25/2018	66	132	1	0
Call - CBOT U.S. Treasury 2-Year Note June 2018 Futures	108.500	05/25/2018	101	202	1	0
Call - CBOT U.S. Treasury 2-Year Note June 2018 Futures	108.625	05/25/2018	95	190	1	0
Call - CBOT U.S. Treasury 2-Year Note June 2018 Futures	108.750	05/25/2018	913	1,826	8	1
Put - CBOT U.S. Treasury 5-Year Note June 2018 Futures	105.250	05/25/2018	261	261	2	0
Put - CBOT U.S. Treasury 5-Year Note June 2018 Futures	105.500	05/25/2018	3	3	0	0
Put - CBOT U.S. Treasury 10-Year Note June 2018 Futures	108.000	05/25/2018	291	291	2	1
Put - CBOT U.S. Treasury 10-Year Note June 2018 Futures	110.500	05/25/2018	213	213	2	0
Put - CBOT U.S. Treasury 10-Year Note June 2018 Futures	111.000	05/25/2018	21	21	0	0
Put - CBOT U.S. Treasury 10-Year Note June 2018 Futures	111.500	05/25/2018	63	63	1	0
Call - CBOT U.S. Treasury 10-Year Note June 2018 Futures	131.500	05/25/2018	113	113	1	2
Call - CBOT U.S. Treasury 10-Year Note June 2018 Futures	133.500	05/25/2018	135	135	1	0

					$20	$4

Total Purchased Options					$20	$4

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note June 2018 Futures	$119.500	05/25/2018	68	$68	$(24)	$(14)
Call - CBOT U.S. Treasury 10-Year Note June 2018 Futures	122.000	05/25/2018	68	68	(18)	(28)
Put - CBOT U.S. Treasury 10-Year Note May 2018 Futures	118.000	04/20/2018	200	200	(46)	(3)
Put - CBOT U.S. Treasury 10-Year Note May 2018 Futures	119.000	04/20/2018	199	199	(56)	(3)
Call - CBOT U.S. Treasury 10-Year Note May 2018 Futures	121.000	04/20/2018	199	199	(59)	(109)

					$(203)	$(157)

Total Written Options					$(203)	$(157)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Euro-Bund 10-Year Bond June Futures	06/2018	1	EUR	196	$3	$0	$0
U.S. Treasury 5-Year Note June Futures	06/2018	264	$	30,218	165	29	0

					$168	$29	$0

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	79

Schedule of Investments PIMCO Long-Term Credit Fund (Cont.)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Call Options Strike @ EUR 159.500 on Euro-Bund 10-Year Bond June 2018 Futures	05/2018	79	EUR	(83)	$(44)	$0	$(5)
Put Options Strike @ EUR 155.000 on Euro-Bund 10-Year Bond June 2018 Futures	05/2018	79		(6)	47	3	0
U.S. Treasury 2-Year Note June Futures	06/2018	1,918	$	(407,785)	(15)	0	(60)

					$(12)	$3	$(65)

Total Futures Contracts					$156	$32	$(65)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)

Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
Caterpillar, Inc.	(1.000)%	Quarterly	12/20/2020	0.205%	$ 3,200	$(85)	$16	$(69)	$0	$0
Deere & Co.	(1.000)	Quarterly	12/20/2020	0.219	1,925	(51)	11	(40)	0	0

						$(136)	$27	$(109)	$0	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Berkshire Hathaway, Inc.	1.000%	Quarterly	12/20/2020	0.292%	$	3,900	$82	$(7)	$75	$0	$0
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2021	0.418		8,900	203	(15)	188	0	0
Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2022	0.479		4,650	104	(5)	99	1	0
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2022	0.569		6,050	129	(11)	118	0	0
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2023	0.728		5,000	86	(13)	73	0	(4)
DISH DBS Corp.	5.000	Quarterly	06/20/2023	5.225		8,300	(43)	(22)	(65)	23	0
Ford Motor Co.	5.000	Quarterly	12/20/2021	0.781		8,900	1,548	(199)	1,349	0	(3)
Ford Motor Co.	5.000	Quarterly	06/20/2022	0.960		3,600	676	(91)	585	4	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2022	1.141		2,600	463	(18)	445	0	(11)
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2020	0.328		6,200	105	(12)	93	1	0
Goldman Sachs Group, Inc.	1.000	Quarterly	09/20/2020	0.361		17,800	317	(36)	281	0	(2)
Goldman Sachs Group, Inc.	1.000	Quarterly	12/20/2020	0.387		1,800	33	(3)	30	0	0
MBIA, Inc.	5.000	Quarterly	12/20/2019	5.540		1,300	(161)	152	(9)	0	(4)
MetLife, Inc.	1.000	Quarterly	06/20/2021	0.320		5,700	137	(14)	123	0	0
MetLife, Inc.	1.000	Quarterly	09/20/2021	0.369		18,000	440	(54)	386	0	(7)
MetLife, Inc.	1.000	Quarterly	06/20/2022	0.478		6,800	165	(21)	144	0	(1)
MetLife, Inc.	1.000	Quarterly	12/20/2022	0.582		8,600	197	(35)	162	0	(4)
Morgan Stanley	1.000	Quarterly	06/20/2020	0.329		10,000	158	(8)	150	1	0
Morgan Stanley	1.000	Quarterly	06/20/2022	0.530		900	11	6	17	0	0
Pacific Gas & Electric Co.	1.000	Quarterly	06/20/2021	0.422		2,000	39	(2)	37	0	(1)
Prudential Financial, Inc.	1.000	Quarterly	06/20/2021	0.344		9,400	216	(21)	195	4	0
Schaeffler Finance BV	5.000	Quarterly	06/20/2022	0.721	EUR	2,800	652	(24)	628	0	(1)
Sherwin-Williams Co.	1.000	Quarterly	12/20/2022	0.691	$	7,200	111	(10)	101	0	(2)
Telefonica Emisiones S.A.U.	1.000	Quarterly	06/20/2022	0.624	EUR	6,500	125	5	130	0	(4)

							$5,793	$(458)	$5,335	$34	$(44)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.EM-27 5-Year Index	1.000%	Quarterly	06/20/2022	$1,552	$(45)	$44	$(1)	$1	$0
CDX.EM-28 5-Year Index	1.000	Quarterly	12/20/2022	2,037	(74)	60	(14)	3	0
CDX.EM-29 5-Year Index	1.000	Quarterly	06/20/2023	74,000	(150)	20	(130)	12	0
CDX.IG-28 5-Year Index	1.000	Quarterly	06/20/2022	159,100	3,391	(415)	2,976	129	0
CDX.IG-29 5-Year Index	1.000	Quarterly	12/20/2022	632,600	6,656	(396)	6,260	293	0
CDX.IG-30 5-Year Index	1.000	Quarterly	06/20/2023	640,000	10,984	(323)	10,661	625	0

					$20,762	$(1,010)	$19,752	$1,063	$0

80	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2018

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay(6)	3-Month PLN-WIBOR	2.500%	Annual	09/19/2023	PLN	37,100	$(40)	$38	$(2)	$2	$0
Receive(6)	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048	USD	15,800	1,195	(100)	1,095	0	(79)
Pay(6)	03-Month ZAR-JIBAR	7.250	Quarterly	09/19/2023	ZAR	431,400	18	20	38	0	(164)
Receive(6)	6-Month EUR-EURIBOR	1.000	Annual	06/20/2028	EUR	26,500	219	(179)	40	0	(31)
Receive(6)	6-Month EUR-EURIBOR	1.250	Annual	09/19/2028		31,200	(437)	(244)	(681)	0	(38)
Pay(6)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2023	GBP	75,500	48	347	395	287	0
Receive(6)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2028		77,900	1,857	(1,355)	502	0	(409)
Receive(6)	6-Month GBP-LIBOR	1.750	Semi-Annual	09/19/2048		9,350	(478)	(276)	(754)	0	(81)
Receive	6-Month JPY-LIBOR	1.000	Semi-Annual	09/18/2023	JPY	2,480,000	(1,121)	(1)	(1,122)	6	0
Receive(6)	6-Month JPY-LIBOR	1.000	Semi-Annual	09/20/2024		4,420,000	(1,564)	(101)	(1,665)	22	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		6,720,900	99	(139)	(40)	24	0
Receive(6)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		340,000	(17)	(9)	(26)	2	0
Receive(6)	6-Month JPY-LIBOR	0.415	Semi-Annual	03/25/2029		40,000	(1)	(1)	(2)	0	0
Receive	6-Month JPY-LIBOR	1.250	Semi-Annual	06/17/2035		1,040,000	(985)	(143)	(1,128)	6	0
Pay	28-Day MXN-TIIE	5.798	Lunar	09/06/2021	MXN	56,400	(150)	(5)	(155)	5	0
Pay	28-Day MXN-TIIE	7.278	Lunar	03/22/2022		2,000	0	0	0	0	0
Pay	28-Day MXN-TIIE	7.865	Lunar	12/27/2022		229,300	25	219	244	28	0
Pay	28-Day MXN-TIIE	7.680	Lunar	12/29/2022		468,600	0	301	301	57	0
Pay	28-Day MXN-TIIE	7.645	Lunar	01/03/2023		221,500	0	125	125	27	0
Pay	28-Day MXN-TIIE	7.610	Lunar	01/23/2023		626,900	(421)	730	309	76	0
Pay	28-Day MXN-TIIE	7.615	Lunar	02/27/2023		744,600	0	374	374	91	0
Pay	28-Day MXN-TIIE	7.635	Lunar	02/28/2023		150,800	0	83	83	19	0
Pay	28-Day MXN-TIIE	5.740	Lunar	04/24/2023		497,700	(1,882)	(122)	(2,004)	52	0
Pay	28-Day MXN-TIIE	5.738	Lunar	04/25/2023		156,400	(593)	(37)	(630)	16	0
Pay	28-Day MXN-TIIE	5.925	Lunar	08/04/2023		10,500	(37)	(2)	(39)	1	0
Pay	28-Day MXN-TIIE	5.935	Lunar	08/04/2023		10,500	(36)	(3)	(39)	1	0
Pay	28-Day MXN-TIIE	7.670	Lunar	03/05/2025		176,100	(7)	102	95	36	0
Pay	28-Day MXN-TIIE	7.380	Lunar	11/04/2026		7,400	(1)	(5)	(6)	2	0
Pay	28-Day MXN-TIIE	7.740	Lunar	02/22/2027		34,500	38	(22)	16	8	0
Pay	28-Day MXN-TIIE	7.730	Lunar	02/25/2027		174,500	183	(109)	74	40	0
Pay	28-Day MXN-TIIE	7.350	Lunar	09/30/2027		63,400	(29)	(45)	(74)	14	0
Receive	28-Day MXN-TIIE	7.990	Lunar	12/21/2027		135,700	(20)	(157)	(177)	0	(31)
Receive	28-Day MXN-TIIE	7.800	Lunar	12/28/2027		130,000	0	(72)	(72)	0	(30)
Pay	28-Day MXN-TIIE	6.190	Lunar	01/03/2035		153,700	(1,252)	(172)	(1,424)	36	0
Pay	28-Day MXN-TIIE	7.380	Lunar	08/14/2037		154,600	(318)	(164)	(482)	48	0
Receive	28-Day MXN-TIIE	8.103	Lunar	01/04/2038		259,900	410	(702)	(292)	0	(88)
Pay	CPURNSA	1.273	Maturity	09/30/2020	$	4,350	114	35	149	5	0
Pay	CPURNSA	1.303	Maturity	09/30/2020		19,500	482	159	641	21	0
Receive	UKRPI	3.530	Maturity	10/15/2031	GBP	10,600	65	331	396	0	(3)
Receive	UKRPI	3.585	Maturity	10/15/2046		800	32	64	96	0	(7)

							$(4,604)	$(1,237)	$(5,841)	$932	$(961)

Total Swap Agreements							$21,815	$(2,678)	$19,137	$2,029	$(1,005)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$4	$32	$2,029	$2,065	$(157)	$(65)	$(1,005)	$(1,227)

(m)	Securities with an aggregate market value of $74,209 and cash of $4,989 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	81

Schedule of Investments PIMCO Long-Term Credit Fund (Cont.)

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(n)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	04/2018	AUD	31,513		$24,810	$607	$0
	05/2018	ZAR	31,730		2,625	0	(42)
BPS	04/2018	BRL	24,265		7,449	99	0
	04/2018		$2,557	ARS	52,999	45	0
	04/2018		7,300	BRL	24,265	49	0
	05/2018		7,428		24,265	0	(96)
	05/2018		284	MXN	5,247	3	0
	06/2018		1,713	ARS	34,883	0	(51)
BRC	05/2018		47,398	MXN	889,889	1,273	0
CBK	04/2018	GBP	33,033		$46,447	109	(7)
	04/2018		$24,434	AUD	31,343	0	(361)
	04/2018		1,311	EUR	1,066	1	0
	05/2018	JPY	888,826		$8,378	11	0
	05/2018		$422	MXN	7,743	2	0
	06/2018		10,749	RUB	615,909	0	(83)
	08/2018		1,400	ARS	28,910	0	(69)
	11/2018	NGN	43,016		$114	0	(1)
FBF	04/2018		$114,517	EUR	92,464	0	(744)
	05/2018	EUR	92,464		$114,754	747	0
	07/2018		$8,411	COP	24,210,954	218	0
GLM	05/2018	JPY	2,640,200		$24,848	0	(5)
	05/2018		$235	ZAR	2,764	0	(3)
	06/2018	CNH	1,273		$200	0	(2)
	07/2018	COP	18,478,998		6,602	15	0
HUS	04/2018	NGN	116,598		310	0	(13)
	04/2018		$46,969	GBP	33,033	0	(624)
	05/2018	GBP	33,033		$47,026	623	0
	05/2018		$271	MXN	5,056	6	0
	05/2018		13,902	RUB	806,055	77	0
	06/2018	KRW	328,570		$304	0	(6)
	10/2018	NGN	124,014		330	0	(3)
JPM	04/2018	BRL	24,265		7,300	0	(50)
	04/2018	NGN	264,447		704	0	(29)
	04/2018	NZD	12,136		8,899	128	0
	04/2018		$7,424	BRL	24,265	0	(74)
	04/2018		33,028	JPY	3,499,300	0	(139)
	05/2018	NGN	1,132,946		$3,005	0	(112)
	06/2018		306,347		813	0	(26)
	07/2018	COP	5,592,000		2,000	7	0
	08/2018	NGN	318,511		835	0	(27)
	10/2018		825,040		2,185	0	(28)
	11/2018		878,670		2,340	5	0
MSB	04/2018	EUR	93,530		115,728	644	0
	04/2018	JPY	168,039		1,579	0	(1)
	05/2018		$1,544	ARS	32,385	24	0

82	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2018

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	07/2018	PLN	20,160		$5,932	$32	$0
	10/2018	NGN	96,345		257	0	(2)
RYL	05/2018		$219	ZAR	2,599	0	(1)
SCX	05/2018	NGN	919,638		$2,448	0	(87)
	06/2018	HKD	1,834		235	1	0
	06/2018	NGN	306,016		812	0	(27)
	06/2018	SGD	19,752		15,031	0	(61)
	06/2018		$11,995	IDR	166,320,565	50	0
	07/2018	NGN	119,582		$310	0	(15)
	09/2018		597,427		1,584	0	(27)
	10/2018		486,773		1,291	0	(16)
	11/2018		43,006		114	0	0
SOG	04/2018	PLN	20,160		6,017	127	0
UAG	04/2018	JPY	3,331,261		31,719	409	0
	04/2018		$8,849	NZD	12,136	0	(78)
	05/2018	JPY	3,530,000		$33,313	41	0
	05/2018	NZD	12,136		8,847	77	0
	05/2018		$31,777	JPY	3,331,261	0	(419)
	05/2018		21,966	TRY	85,881	0	(514)
	06/2018		7,831	INR	515,219	18	0

Total Forward Foreign Currency Contracts						$5,448	$(3,843)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.450%	01/29/2019	$	52,000	$124	$101
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.940	02/18/2020		72,450	531	603
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.120	04/17/2018		15,700	364	8
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.258	09/18/2019		8,500	253	293
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.945	12/09/2019		8,700	418	548
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.945	12/11/2019		3,900	184	246
CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000	11/27/2018		159,300	391	53
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000	12/04/2018		44,700	94	16
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.933	08/13/2018		8,500	884	227
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.230	02/19/2019		22,700	1,075	527
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.258	09/18/2019		10,400	315	359
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.340	10/04/2019		18,000	508	552
FAR	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.690	08/26/2019		300	14	25
GLM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.120	04/17/2018		8,200	186	4
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.100	03/08/2019		5,000	338	164
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	03/18/2019		20,900	1,045	563
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.258	09/18/2019		5,000	155	173
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.930	12/09/2019		12,700	584	819
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.943	12/12/2019		3,900	187	248
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.630	12/16/2019		4,600	265	96
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.185	09/17/2018		28,500	2,636	384
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.900	11/07/2019		12,800	1,216	842

								$11,767	$6,851

Total Purchased Options								$11,767	$6,851

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-30 5-Year Index	Sell	0.850%	05/16/2018		$5,700	$(5)	$(4)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018		19,800	(21)	(23)
	Call - OTC iTraxx Europe 28 5-Year Index	Buy	0.475	05/16/2018	EUR	21,200	(18)	(18)
	Put - OTC iTraxx Europe 28 5-Year Index	Sell	0.750	05/16/2018		21,200	(29)	(11)
BPS	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018		$9,700	(15)	(11)
BRC	Put - OTC CDX.IG-30 5-Year Index	Sell	0.950	07/18/2018		3,600	(6)	(5)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	83

Schedule of Investments PIMCO Long-Term Credit Fund (Cont.)

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
	Call - OTC iTraxx Europe 28 5-Year Index	Buy	0.475%	05/16/2018	EUR	37,800	$(36)	$(33)
	Put - OTC iTraxx Europe 28 5-Year Index	Sell	0.750	05/16/2018		37,800	(42)	(20)
	Put - OTC iTraxx Europe 29 5-Year Index	Sell	0.800	06/20/2018		9,500	(18)	(16)
CBK	Put - OTC CDX.IG-29 5-Year Index	Sell	0.700	04/18/2018		$12,600	(16)	(4)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018		4,800	(6)	(6)
DBL	Call - OTC iTraxx Europe 28 5-Year Index	Buy	0.475	04/18/2018	EUR	37,800	(25)	(15)
	Put - OTC iTraxx Europe 28 5-Year Index	Sell	0.700	04/18/2018		37,800	(65)	(6)
DUB	Put - OTC CDX.IG-29 5-Year Index	Sell	0.800	05/16/2018		$9,800	(13)	(5)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.950	07/18/2018		8,500	(14)	(12)
FBF	Put - OTC CDX.IG-29 5-Year Index	Sell	0.800	05/16/2018		23,800	(33)	(13)
GST	Put - OTC CDX.IG-30 5-Year Index	Sell	0.850	06/20/2018		5,200	(8)	(7)
	Call - OTC iTraxx Europe 28 5-Year Index	Buy	0.475	04/18/2018	EUR	32,600	(30)	(13)
	Put - OTC iTraxx Europe 28 5-Year Index	Sell	0.700	04/18/2018		32,600	(36)	(5)
JPM	Put - OTC CDX.IG-29 5-Year Index	Sell	0.650	04/18/2018		$12,600	(14)	(7)
	Put - OTC CDX.IG-29 5-Year Index	Sell	0.750	04/18/2018		5,400	(8)	(1)
	Put - OTC CDX.IG-29 5-Year Index	Sell	0.800	05/16/2018		15,200	(15)	(8)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018		5,600	(6)	(7)
MYC	Put - OTC CDX.IG-29 5-Year Index	Sell	0.750	05/16/2018		15,100	(16)	(10)
	Put - OTC CDX.IG-29 5-Year Index	Sell	0.900	06/20/2018		8,500	(13)	(6)

							$(508)	$(266)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Call - OTC EUR versus USD	$	1.262	05/10/2018	EUR 10,300	$(53)	$(29)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$10,900	$(94)	$0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	7,000	(90)	0
DUB	Floor - OTC CPURNSA	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	3,000	(30)	0

						$(214)	$0

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.940%	09/18/2019	$	36,600	$(260)	$(478)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/09/2019		38,300	(418)	(714)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/11/2019		17,100	(183)	(319)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.900	04/17/2018		33,800	(367)	(69)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.553	01/29/2019		10,400	(123)	(112)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.086	02/18/2020		6,900	(531)	(648)
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.180	11/27/2018		11,200	(105)	(32)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200	11/27/2018		11,200	(142)	(34)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.210	11/27/2018		11,200	(146)	(35)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.173	12/04/2018		9,400	(94)	(28)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.900	08/13/2018		37,400	(884)	(170)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	02/19/2019		116,200	(1,189)	(902)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.940	09/18/2019		44,700	(315)	(584)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.040	10/04/2019		77,600	(522)	(893)
FAR	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	08/26/2019		1,500	(15)	(35)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.970	03/08/2019		21,800	(338)	(191)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.050	03/18/2019		104,500	(1,055)	(793)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.940	09/18/2019		21,500	(156)	(281)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/09/2019		55,900	(587)	(1,041)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/12/2019		17,100	(186)	(320)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	12/16/2019		20,100	(263)	(89)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.900	04/17/2018		17,700	(198)	(36)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	09/17/2018		125,400	(2,648)	(505)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	11/07/2019		64,000	(1,216)	(1,161)

								$(11,941)	$(9,470)

Total Written Options								$(12,716)	$(9,765)

84	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2018

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Colombia Government International Bond	1.000%	Quarterly	06/20/2021	0.587%	$	2,000	$(64)	$90	$26	$0
BPS	Indonesia Government International Bond	1.000	Quarterly	12/20/2022	0.928		600	(1)	3	2	0
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2018	0.426		5,400	(270)	279	9	0
BRC	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.587		5,500	(170)	242	72	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2022	0.837		8,000	(112)	167	55	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	1.414		1,800	(76)	47	0	(29)
CBK	Italy Government International Bond	1.000	Quarterly	12/20/2021	0.536		26,000	(765)	1,202	437	0
	Italy Government International Bond	1.000	Quarterly	06/20/2022	0.874		2,300	(64)	76	12	0
	Shire Acquisitions Investments Ireland DAC	1.000	Quarterly	12/20/2021	1.116	EUR	4,400	(163)	142	0	(21)
DUB	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.587	$	400	(12)	17	5	0
	Mexico Government International Bond	1.000	Quarterly	03/20/2019	0.356		15,050	115	(15)	100	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	1.414		2,100	(84)	51	0	(33)
GST	Mexico Government International Bond	1.000	Quarterly	12/20/2022	0.976		2,500	(15)	18	3	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	1.414		1,200	(48)	29	0	(19)
HUS	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2022	2.262		5,200	366	193	559	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.587		2,250	(69)	99	30	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2022	0.976		5,300	(34)	42	8	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	1.414		700	(29)	18	0	(11)
JPM	SFR Group SA	5.000	Quarterly	12/20/2022	4.261	EUR	6,600	204	67	271	0
	Southern Co.	1.000	Quarterly	12/20/2022	0.572	$	3,500	43	25	68	0
MYC	Entergy Corp.	1.000	Quarterly	03/20/2021	0.254		2,500	(271)	326	55	0
	Mexico Government International Bond	1.000	Quarterly	03/20/2019	0.356		22,600	138	12	150	0

								$(1,381)	$3,130	$1,862	$(113)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
									Asset	Liability
BOA	CDX.HY-25 5-Year Index 25-35%	5.000%	Quarterly	12/20/2020	$	900	$23	$87	$110	$0
	CDX.HY-27 5-Year Index 25-35%	5.000	Quarterly	12/20/2021		2,000	304	(16)	288	0
BRC	iTraxx Japan 29 5-Year Index	1.000	Quarterly	06/20/2023	JPY	23,000	5	1	6	0
CBK	CDX.HY-27 5-Year Index 25-35%	5.000	Quarterly	12/20/2021	$	250	20	16	36	0
	iTraxx Japan 29 5-Year Index	1.000	Quarterly	06/20/2023	JPY	10,000	2	0	2	0
DUB	iTraxx Japan 29 5-Year Index	1.000	Quarterly	06/20/2023		48,000	12	0	12	0
FBF	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	$	31,000	(1,534)	1,656	122	0
GST	CDX.HY-27 5-Year Index 25-35%	5.000	Quarterly	12/20/2021		2,500	211	149	360	0
	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059		600	(18)	15	0	(3)
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057		2,200	(111)	120	9	0
	CMBX.NA.BB.6 Index	5.000	Monthly	05/11/2063		4,800	(693)	(450)	0	(1,143)
	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047		5,000	(492)	(88)	0	(580)
JPM	CDX.HY-27 5-Year Index 25-35%	5.000	Quarterly	12/20/2021		150	13	9	22	0
	CDX.HY-29 5-Year Index 25-35%	5.000	Quarterly	12/20/2022		100	16	(2)	14	0
	iTraxx Japan 29 5-Year Index	1.000	Quarterly	06/20/2023	JPY	89,000	21	1	22	0
MEI	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	$	1,600	(87)	93	6	0
	CMBX.NA.BB.6 Index	5.000	Monthly	05/11/2063		2,400	(346)	(225)	0	(571)
	CMBX.NA.BBB-.10 Index	3.000	Monthly	11/17/2059		1,600	(153)	(24)	0	(177)
	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047		2,275	(221)	(43)	0	(264)
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059		800	(24)	21	0	(3)
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058		1,000	(38)	38	0	0
	CMBX.NA.BB.6 Index	5.000	Monthly	05/11/2063		1,200	(167)	(119)	0	(286)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058		3,400	(353)	(85)	0	(438)
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059		700	(20)	17	0	(3)
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059		500	(14)	12	0	(2)

							$(3,644)	$1,183	$1,009	$(3,470)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	85

Schedule of Investments PIMCO Long-Term Credit Fund (Cont.)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
GLM	Pay	6-Month CLP-CHILIBOR	3.778%	Semi-Annual	11/14/2024	CLP	16,028,000	$0	$(100)	$0	$(100)

Total Swap Agreements								$(5,025)	$4,213	$2,871	$(3,683)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
BOA	$607	$1,799	$424	$2,830	$(42)	$(2,396)	$0	$(2,438)	$392	$(440)	$(48)
BPS	196	0	11	207	(147)	(11)	0	(158)	49	0	49
BRC	1,273	0	133	1,406	0	(74)	(29)	(103)	1,303	(750)	553
CBK	123	69	487	679	(521)	(168)	(21)	(710)	(31)	358	327
DBL	0	0	0	0	0	(21)	0	(21)	(21)	0	(21)
DUB	0	1,665	117	1,782	0	(2,566)	(33)	(2,599)	(817)	908	91
FAR	0	25	0	25	0	(35)	0	(35)	(10)	0	(10)
FBF	965	0	122	1,087	(744)	(13)	0	(757)	330	(310)	20
GLM	15	2,067	0	2,082	(10)	(2,751)	(100)	(2,861)	(779)	789	10
GST	0	0	372	372	0	(25)	(1,745)	(1,770)	(1,398)	1,611	213
HUS	706	0	597	1,303	(646)	0	(11)	(657)	646	(730)	(84)
JPM	140	0	397	537	(485)	(23)	0	(508)	29	0	29
MEI	0	0	6	6	0	0	(1,012)	(1,012)	(1,006)	971	(35)
MSB	700	0	0	700	(3)	0	0	(3)	697	0	697
MYC	0	1,226	205	1,431	0	(1,682)	(727)	(2,409)	(978)	913	(65)
RYL	0	0	0	0	(1)	0	0	(1)	(1)	0	(1)
SAL	0	0	0	0	0	0	(3)	(3)	(3)	0	(3)
SCX	51	0	0	51	(233)	0	0	(233)	(182)	0	(182)
SOG	127	0	0	127	0	0	0	0	127	(310)	(183)
UAG	545	0	0	545	(1,011)	0	(2)	(1,013)	(468)	954	486

Total Over the Counter	$5,448	$6,851	$2,871	$15,170	$(3,843)	$(9,765)	$(3,683)	$(17,291)

(o)	Securities with an aggregate market value of $6,774 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

86	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2018

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$4	$4
Futures	0	0	0	0	32	32
Swap Agreements	0	1,097	0	0	932	2,029

	$0	$1,097	$0	$0	$968	$2,065

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$5,448	$0	$5,448
Purchased Options	0	0	0	0	6,851	6,851
Swap Agreements	0	2,871	0	0	0	2,871

	$0	$2,871	$0	$5,448	$6,851	$15,170

	$0	$3,968	$0	$5,448	$7,819	$17,235

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$157	$157
Futures	0	0	0	0	65	65
Swap Agreements	0	44	0	0	961	1,005

	$0	$44	$0	$0	$1,183	$1,227

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,843	$0	$3,843
Written Options	0	266	0	29	9,470	9,765
Swap Agreements	0	3,583	0	0	100	3,683

	$0	$3,849	$0	$3,872	$9,570	$17,291

	$0	$3,893	$0	$3,872	$10,753	$18,518

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$238	$238
Written Options	0	0	0	0	1,104	1,104
Futures	0	0	0	0	4,319	4,319
Swap Agreements	0	24,747	0	0	4,395	29,142

	$0	$24,747	$0	$0	$10,056	$34,803

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(12,690)	$0	$(12,690)
Purchased Options	0	0	0	0	(3,643)	(3,643)
Written Options	0	57	0	420	3,766	4,243
Swap Agreements	0	7,018	0	0	239	7,257

	$0	$7,075	$0	$(12,270)	$362	$(4,833)

	$0	$31,822	$0	$(12,270)	$10,418	$29,970

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(16)	$(16)
Written Options	0	0	0	0	46	46
Futures	0	0	0	0	1,579	1,579
Swap Agreements	0	(7,739)	0	0	(4,627)	(12,366)

	$0	$(7,739)	$0	$0	$(3,018)	$(10,757)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	87

Schedule of Investments PIMCO Long-Term Credit Fund (Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,836	$0	$1,836
Purchased Options	0	0	0	0	296	296
Written Options	0	243	0	24	(3,158)	(2,891)
Swap Agreements	0	(1,617)	0	0	(300)	(1,917)

	$0	$(1,374)	$0	$1,860	$(3,162)	$(2,676)

	$0	$(9,113)	$0	$1,860	$(6,180)	$(13,433)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$86,754	$61,532	$148,286
Corporate Bonds & Notes
Banking & Finance	0	878,689	13,752	892,441
Industrials	0	1,090,542	1,542	1,092,084
Utilities	0	414,867	0	414,867
Municipal Bonds & Notes
California	0	17,406	0	17,406
Georgia	0	12,591	0	12,591
Illinois	0	9,602	0	9,602
Indiana	0	1,109	0	1,109
Michigan	0	683	0	683
New Jersey	0	933	0	933
New York	0	24,377	0	24,377
Ohio	0	16,009	0	16,009
Pennsylvania	0	14,948	0	14,948
Tennessee	0	3,971	0	3,971
Texas	0	5,345	0	5,345
Virginia	0	3,032	0	3,032
Washington	0	1,393	0	1,393
West Virginia	0	1,058	0	1,058
U.S. Government Agencies	0	125,038	0	125,038
U.S. Treasury Obligations	0	1,072,831	0	1,072,831
Non-Agency Mortgage-Backed Securities	0	25,437	0	25,437
Asset-Backed Securities	0	43,417	8,946	52,363
Sovereign Issues	0	73,243	0	73,243
Warrants
Utilities	2	0	0	2
Preferred Securities
Banking & Finance	1,545	5,247	0	6,792
Utilities	4,575	6,559	0	11,134
Short-Term Instruments
Repurchase Agreements	0	105,699	0	105,699
Short-Term Notes	0	7,061	0	7,061

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Argentina Treasury Bills	$0	$11,728	$0	$11,728
Japan Treasury Bills	0	33,181	0	33,181
Nigeria Treasury Bills	0	11,401	0	11,401
U.S. Treasury Bills	0	71	0	71

	$6,122	$4,104,222	$85,772	$4,196,116

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$34,346	$0	$0	$34,346

Total Investments	$40,468	$4,104,222	$85,772	$4,230,462

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	32	2,033	0	2,065
Over the counter	0	15,170	0	15,170

	$32	$17,203	$0	$17,235

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(68)	(1,159)	0	(1,227)
Over the counter	0	(17,291)	0	(17,291)

	$(68)	$(18,450)	$0	$(18,518)

Total Financial Derivative Instruments	$(36)	$(1,247)	$0	$(1,283)

Totals	$40,432	$4,102,975	$85,772	$4,229,179

There were no significant transfers among Levels 1 and 2 during the period ended March 31, 2018.

88	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2018

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2018:

Category and Subcategory	Beginning Balance at 03/31/2017	Net Purchases(1)	Net Sales(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2018	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2018(2)
Investments in Securities, at Value
Loan Participations and Assignments	$71,586	$11,835	$(18,698)	$(4)	$(2)	$(34)	$0	$(3,151)	$61,532	$(74)
Corporate Bonds & Notes
Banking & Finance	13,055	0	0	28	0	669	0	0	13,752	669
Industrials	1,567	0	(91)	0	0	66	0	0	1,542	66
Asset-Backed Securities	4,325	3,099	(647)	0	0	22	5,842	(3,695)	8,946	5

	$90,533	$14,934	$(19,436)	$24	$(2)	$723	$5,842	$(6,846)	$85,772	$666

Financial Derivative Instruments - Liabilities
Over the counter	$(38)	$0	$0	$0	$0	$17	$0	$21	$0	$0

Totals	$90,495	$14,934	$(19,436)	$24	$(2)	$740	$5,842	$(6,825)	$85,772	$666

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2018	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$5,172	Other Valuation Techniques(3)	—	—
	53,493	Proxy Pricing	Base Price	96.750-100.625
	2,867	Third Party Vendor	Broker Quote	100.000
Corporate Bonds & Notes
Banking & Finance	7,591	Reference Instrument	OAS Spread	490.400 bps
Banking & Finance	6,161	Reference Instrument	Spread Movement	318.000 bps
Industrials	1,542	Proxy Pricing	Base Price	104.400
Asset-Backed Securities	3,104	Proxy Pricing	Base Price	99.953
	5,842	Third Party Vendor	Broker Quote	104.500

Total	$85,772

(1)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2018 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	89

Schedule of Investments PIMCO Low Duration Income Fund

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 110.1%

LOAN PARTICIPATIONS AND ASSIGNMENTS 3.7%
Accudyne Industries LLC
5.127% (LIBOR03M + 3.250%) due 08/18/2024 ~	$100	$100
Air Medical Group Holdings, Inc.
6.015% (LIBOR03M + 4.250%) due 09/07/2024 ~	100	101
Alphabet Holding Co., Inc.
5.377% (LIBOR03M + 3.500%) due 09/26/2024 ~	100	93
Altice Financing S.A.
4.470% (LIBOR03M + 2.750%) due 01/31/2026 ~	100	98
Apollo Aviation Securitization Equity Trust
TBD% due 11/15/2041 «(k)	13,251	13,441
Aramark Services, Inc.
3.877% (LIBOR03M + 2.000%) due 03/11/2025 ~	100	101
Avantor, Inc.
5.877% (LIBOR03M + 4.000%) due 11/21/2024 ~	80	81
Avolon Holdings Ltd. SARL
4.072% (LIBOR03M + 2.250%) due 04/03/2022 ~	4,430	4,439
B.C. Unlimited Liability Co.
4.127% - 4.552% (LIBOR03M + 2.250%) due 02/16/2024 ~	47	48
Barracuda Networks, Inc.
5.061% (LIBOR03M + 3.250%) due 02/12/2025 ~	50	50
Beacon Roofing Supply, Inc.
3.936% (LIBOR03M + 2.250%) due 01/02/2025 ~	70	70
BWAY Holding Co.
4.958% (LIBOR03M + 3.250%) due 04/03/2024 ~	69	70
Caesars Resort Collection LLC
4.627% (LIBOR03M + 2.750%) due 12/22/2024 ~	698	704
California Resources Corp.
6.572% (LIBOR03M + 4.750%) due 12/31/2022 ~	50	51
Centene Corp.
TBD% due 09/13/2018	3,600	3,600
CenturyLink, Inc.
4.627% (LIBOR03M + 2.750%) due 01/31/2025 ~	998	983
Charter Communications Operating LLC
3.880% (LIBOR03M + 2.000%) due 04/30/2025 ~	1,755	1,763
Community Health Systems, Inc.
4.734% due 12/31/2019	1,090	1,065
4.984% due 01/27/2021 ~	26	25
Core & Main LP
5.006% - 5.211% (LIBOR03M + 3.000%) due 08/01/2024 ~	40	40
Cortes NP Acquisition Corp.
5.670% (LIBOR03M + 4.000%) due 11/30/2023 «~	75	76
Crown Americas LLC
TBD% due 01/29/2025	100	101
CSC Holdings LLC
4.277% (LIBOR03M + 2.500%) due 01/25/2026 ~	200	200
Dell, Inc.
3.880% (LIBOR03M + 2.000%) due 09/07/2023 ~	4,302	4,311
Delos Finance SARL
4.052% (LIBOR03M + 1.750%) due 10/06/2023 ~	629	632
Diamond Resorts Corp.
6.377% (LIBOR03M + 4.500%) due 08/11/2023 ~	197	199

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Drillship Kithira Owners, Inc.
TBD% due 09/20/2024		$150	$156
Endo Luxembourg Finance Co. SARL
6.188% (LIBOR03M + 4.250%) due 04/29/2024 ~		212	212
Gardner Denver, Inc.
5.052% (LIBOR03M + 2.750%) due 07/30/2024 ~		699	704
Gates Global LLC
5.052% (LIBOR03M + 2.750%) due 04/01/2024 ~		831	837
Genworth Financial, Inc.
6.202% (LIBOR03M + 4.500%) due 02/22/2023 ~		50	51
Hilton Worldwide Finance LLC
3.872% (LIBOR03M + 2.000%) due 10/25/2023 ~		5,540	5,576
Intelsat Jackson Holdings S.A.
5.706% (LIBOR03M + 3.750%) due 11/27/2023 ~		333	334
IRB Holding Corp.
4.936% (LIBOR03M + 3.250%) due 02/05/2025 ~		100	101
Kinetic Concepts, Inc.
5.552% (LIBOR03M + 3.250%) due 02/02/2024 ~		4,784	4,812
Las Vegas Sands LLC
3.627% (LIBOR03M + 1.750%) due 03/29/2024 ~		872	875
Meredith Corp.
4.877% (LIBOR03M + 3.000%) due 01/31/2025 ~		100	101
MH Sub LLC
5.527% (LIBOR03M + 3.750%) due 09/13/2024 ~		150	150
Multi Color Corp.
4.127% (LIBOR03M + 2.250%) due 10/31/2024 ~		25	25
Nielsen Finance LLC
3.718% (LIBOR03M + 2.000%) due 10/04/2023 ~		99	99
Numericable Group S.A.
4.720% (LIBOR03M + 3.000%) due 01/31/2026 ~		200	194
Parexel International Corp.
4.627% (LIBOR03M + 2.750%) due 09/27/2024 ~		100	100
Petrobras Netherlands BV
TBD% due 02/01/2025 «		500	497
Ply Gem Industries, Inc.
TBD% due 03/28/2025 «		500	497
Post Holdings, Inc.
3.880% (LIBOR03M + 2.000%) due 05/24/2024 ~		60	60
Rise Ltd.
4.750% due 01/31/2021 «~(k)		2,650	2,650
RPI Finance Trust
4.302% (LIBOR03M + 2.000%) due 03/27/2023 ~		72	73
Sequa Mezzanine Holdings LLC
7.071% (LIBOR03M + 5.000%) due 11/28/2021 ~		8,054	8,130
Sigma Bidco BV
TBD% due 03/06/2025	EUR	1,000	1,219
Sinclair Broadcast Group, Inc.
TBD% due 12/12/2024		$700	704
Sprint Communications, Inc.
4.438% (LIBOR03M + 2.500%) due 02/02/2024 ~		198	198
SS&C Technologies, Inc.
TBD% due 02/28/2025		1,100	1,107
Syniverse Holdings, Inc.
6.718% (LIBOR03M + 5.000%) due 03/09/2023 ~		130	132

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Traverse Midstream Partners LLC
5.850% (LIBOR03M + 4.000%) due 09/27/2024 ~		$91	$91
Tronox Blocked Borrower LLC
5.302% (LIBOR03M + 3.000%) due 09/22/2024 ~		23	23
Tronox Finance LLC
5.302% (LIBOR03M + 3.000%) due 09/22/2024 ~		52	53
Unitymedia Finance LLC
4.027% (LIBOR03M + 2.250%) due 01/15/2026 ~		100	100
Unitymedia Hessen GmbH & Co. KG
2.750% (EUR003M + 2.750%) due 01/15/2027 ~	EUR	400	492
Univision Communications, Inc.
4.627% (LIBOR03M + 2.750%) due 03/15/2024 ~		$197	195
UPC Financing Partnership
4.277% (LIBOR03M + 2.500%) due 01/15/2026 ~		200	201
Valeant Pharmaceuticals International, Inc.
5.240% (LIBOR03M + 3.500%) due 04/01/2022 ~		152	153
Virgin Media Bristol LLC
4.277% (LIBOR03M + 2.500%) due 01/15/2026 ~		1,000	1,006
Virgin Media Investment Holdings Ltd.
3.748% due 01/15/2027	GBP	1,000	1,406
West Corp.
5.877% (LIBOR03M + 4.000%) due 10/10/2024 ~		$67	68
Wyndham Hotels & Resorts, Inc.
TBD% due 03/28/2025 «		200	200
Ziggo Secured Finance BV
3.000% (EUR003M + 3.000%) due 04/15/2025 ~	EUR	1,800	2,208

Total Loan Participations and Assignments (Cost $67,630)			68,232

CORPORATE BONDS & NOTES 32.8%

BANKING & FINANCE 18.0%
ABN AMRO Bank NV
2.450% due 06/04/2020		$4,000	3,941
ADCB Finance Cayman Ltd.
3.000% due 03/04/2019		9,900	9,912
AerCap Ireland Capital DAC
4.500% due 05/15/2021		500	512
5.000% due 10/01/2021		500	521
AIA Group Ltd.
3.900% due 04/06/2028 (b)		200	202
Akelius Residential Property AB
3.375% due 09/23/2020	EUR	100	132
Ally Financial, Inc.
3.500% due 01/27/2019		$100	100
3.600% due 05/21/2018		10,410	10,423
4.125% due 03/30/2020		2,200	2,214
4.750% due 09/10/2018		1,101	1,112
8.000% due 11/01/2031		330	404
Ambac LSNI LLC
6.811% due 02/12/2023 ~		152	154
American International Group, Inc.
4.200% due 04/01/2028		204	206
5.750% due 04/01/2048 •		400	406
American Tower Corp.
3.000% due 06/15/2023		236	228
Ardonagh Midco PLC
8.375% due 07/15/2023	GBP	200	289
Assurant, Inc.
4.200% due 09/27/2023		$164	165
Athene Holding Ltd.
4.125% due 01/12/2028		110	106

90	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2018

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Avolon Holdings Funding Ltd.
5.500% due 01/15/2023		$470	$465
Banco Bilbao Vizcaya Argentaria S.A.
7.000% due 02/19/2019 •(i)(j)	EUR	15,600	20,170
9.000% due 05/09/2018 •(i)(j)		$5,000	5,032
Banco do Brasil S.A.
6.000% due 01/22/2020		700	734
Banco Santander S.A.
6.250% due 09/11/2021 •(i)(j)	EUR	400	543
Bank of America Corp.
5.875% due 03/15/2028 •(i)		$9,556	9,628
Bank of Ireland
7.375% due 06/18/2020 •(i)(j)	EUR	4,275	5,836
Banque PSA Finance S.A.
5.750% due 04/04/2021		$82	87
Barclays Bank PLC
7.750% due 04/10/2023 •(j)		1,500	1,504
14.000% due 06/15/2019 •(i)	GBP	3,300	5,232
Barclays PLC
3.250% due 01/17/2033		400	544
6.500% due 09/15/2019 •(i)(j)	EUR	200	262
7.000% due 09/15/2019 •(i)(j)	GBP	4,190	6,169
7.875% due 09/15/2022 •(i)(j)		200	306
8.250% due 12/15/2018 •(i)(j)		$14,035	14,518
BNP Paribas S.A.
7.625% due 03/30/2021 •(i)(j)		1,800	1,937
Boston Properties LP
3.200% due 01/15/2025		132	128
BPCE S.A.
12.500% due 09/30/2019 •(i)		800	901
Brighthouse Financial, Inc.
3.700% due 06/22/2027		90	84
Brookfield Finance, Inc.
3.900% due 01/25/2028		188	183
4.700% due 09/20/2047		340	331
CIT Group, Inc.
3.875% due 02/19/2019		8,050	8,108
4.125% due 03/09/2021		164	165
5.250% due 03/07/2025		150	154
5.375% due 05/15/2020		1,030	1,065
5.500% due 02/15/2019		2,335	2,395
Citigroup, Inc.
2.498% (US0003M + 0.790%) due 01/10/2020 ~		300	302
Cooperatieve Rabobank UA
5.500% due 06/29/2020 •(i)(j)	EUR	9,090	12,092
Credit Agricole S.A.
8.125% due 09/19/2033 •(j)		$2,100	2,164
Credit Suisse AG
5.750% due 09/18/2025 •(j)	EUR	700	962
Credit Suisse Group AG
3.574% due 01/09/2023		$500	497
Credit Suisse Group Funding Guernsey Ltd.
2.750% due 03/26/2020		8,800	8,717
Crown Castle International Corp.
3.200% due 09/01/2024		88	84
3.650% due 09/01/2027		388	370
4.000% due 03/01/2027		30	30
CTR Partnership LP
5.250% due 06/01/2025		66	66
Deutsche Bank AG
2.692% (US0003M + 0.970%) due 07/13/2020 ~		218	219
2.700% due 07/13/2020		222	217
3.150% due 01/22/2021		8,200	8,082
4.250% due 10/14/2021		2,820	2,866
Dexia Credit Local S.A.
2.250% due 02/18/2020		1,500	1,489
Digital Realty Trust LP
3.700% due 08/15/2027		15	14
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		188	194

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Emerald Bay S.A.
0.000% due 10/08/2020 (g)	EUR	1,686	$1,949
Equinix, Inc.
2.875% due 03/15/2024		400	489
2.875% due 02/01/2026		300	352
ERP Operating LP
3.250% due 08/01/2027		$36	35
3.500% due 03/01/2028		104	102
Fortress Transportation & Infrastructure Investors LLC
6.750% due 03/15/2022		7,674	7,808
Goodman U.S. Finance Four LLC
4.500% due 10/15/2037		128	128
Goodman U.S. Finance Three LLC
3.700% due 03/15/2028		245	236
Hazine Mustesarligi Varlik Kiralama A/S
4.557% due 10/10/2018		12,780	12,865
High Street Funding Trust
4.111% due 02/15/2028		100	101
Hipotecaria Su Casita S.A. de C.V.
7.500% due 06/29/2018 ^(d)		2,857	100
Howard Hughes Corp.
5.375% due 03/15/2025		147	146
HSBC Holdings PLC
6.250% due 03/23/2023 •(i)(j)		900	914
6.500% due 03/23/2028 •(i)(j)		1,370	1,399
Hudson Pacific Properties LP
3.950% due 11/01/2027		52	50
Hunt Cos., Inc.
6.250% due 02/15/2026		60	58
ING Bank NV
2.500% due 10/01/2019		5,100	5,068
International Lease Finance Corp.
8.250% due 12/15/2020		2,800	3,126
Intesa Sanpaolo SpA
7.000% due 01/19/2021 •(i)(j)	EUR	6,700	9,000
Iron Mountain, Inc.
5.250% due 03/15/2028		$14	13
iStar, Inc.
4.625% due 09/15/2020		19	19
5.250% due 09/15/2022		73	71
Jefferies Finance LLC
7.250% due 08/15/2024		200	198
7.375% due 04/01/2020		1,100	1,117
Kennedy Wilson Europe Real Estate PLC
3.950% due 06/30/2022	GBP	13,420	19,641
Kennedy-Wilson, Inc.
5.875% due 04/01/2024		$186	185
Life Storage LP
3.875% due 12/15/2027		50	48
Lima Metro Line Finance Ltd.
5.875% due 07/05/2034		800	829
Lloyds Bank PLC
2.700% due 08/17/2020		4,100	4,058
Lloyds Banking Group PLC
3.265% due 03/07/2025 ~	AUD	1,000	763
4.000% due 03/07/2025		1,000	771
4.375% due 03/22/2028		$400	405
7.000% due 06/27/2019 •(i)(j)	GBP	7,232	10,647
7.625% due 06/27/2023 •(i)(j)		1,900	2,984
LoanCore Capital Markets LLC
6.875% due 06/01/2020		$300	304
MetLife, Inc.
5.875% due 03/15/2028 •(i)		700	713
Nationwide Building Society
3.766% due 03/08/2024 •		800	798
4.302% due 03/08/2029 •		800	799
Navient Corp.
4.875% due 06/17/2019		5,476	5,534
5.500% due 01/15/2019		1,790	1,814
5.875% due 03/25/2021		725	744
6.500% due 06/15/2022		401	415
7.250% due 01/25/2022		3,700	3,922
8.000% due 03/25/2020		4,910	5,229
8.450% due 06/15/2018		2,330	2,356

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Nykredit Realkredit A/S
1.000% due 04/01/2018	DKK	7,100	$1,172
1.000% due 07/01/2018		10,300	1,707
2.000% due 04/01/2018		14,550	2,402
Omega Healthcare Investors, Inc.
4.375% due 08/01/2023		$130	130
4.500% due 01/15/2025		400	391
4.950% due 04/01/2024		1,000	1,022
OneMain Financial Holdings LLC
7.250% due 12/15/2021		9,951	10,318
Oppenheimer Holdings, Inc.
6.750% due 07/01/2022		44	45
Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018 (g)		161	160
Physicians Realty LP
3.950% due 01/15/2028		111	107
Provident Funding Associates LP
6.375% due 06/15/2025		24	24
Realkredit Danmark A/S
1.000% due 04/01/2018	DKK	33,950	5,604
2.000% due 04/01/2018		4,750	784
Rio Oil Finance Trust
9.250% due 07/06/2024		$1,080	1,178
Royal Bank of Scotland Group PLC
3.309% (US0003M + 1.470%) due 05/15/2023 ~		478	482
3.498% due 05/15/2023 •		293	288
7.500% due 08/10/2020 •(i)(j)		200	209
8.625% due 08/15/2021 •(i)(j)		2,600	2,831
Santander Holdings USA, Inc.
3.400% due 01/18/2023		116	113
3.700% due 03/28/2022		52	52
4.400% due 07/13/2027		78	78
Sberbank of Russia Via SB Capital S.A.
4.150% due 03/06/2019 (k)		3,300	3,322
SL Green Operating Partnership LP
3.250% due 10/15/2022		32	31
SMBC Aviation Capital Finance DAC
3.000% due 07/15/2022		3,600	3,524
Societe Generale S.A.
2.625% due 09/16/2020		2,800	2,763
Springleaf Finance Corp.
5.625% due 03/15/2023		2,400	2,361
6.125% due 05/15/2022		3,117	3,184
6.875% due 03/15/2025		10,931	10,999
8.250% due 12/15/2020		1,460	1,593
Starwood Property Trust, Inc.
4.750% due 03/15/2025		139	136
Stearns Holdings LLC
9.375% due 08/15/2020		3,200	3,272
STORE Capital Corp.
4.500% due 03/15/2028		106	105
UBS AG
4.750% due 05/22/2023 •(j)		200	200
7.625% due 08/17/2022 (j)		3,400	3,825
UDR, Inc.
3.500% due 01/15/2028		50	48
4.625% due 01/10/2022		13	14
VEREIT Operating Partnership LP
3.950% due 08/15/2027		56	53
Vornado Realty LP
3.500% due 01/15/2025		66	64
WEA Finance LLC
2.700% due 09/17/2019		200	199
Wells Fargo & Co.
2.851% (US0003M + 1.110%) due 01/24/2023 ~		2,886	2,927
WPC Eurobond BV
2.125% due 04/15/2027	EUR	300	369

			332,244

INDUSTRIALS 11.8%
AA Bond Co. Ltd.
4.249% due 07/31/2043	GBP	6,392	9,157

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	91

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Afren PLC
10.250% due 04/08/2019 ^(d)		$2,830	$9
Air Canada Pass-Through Trust
3.700% due 07/15/2027		46	45
ALROSA Finance S.A.
7.750% due 11/03/2020		1,500	1,642
Altice Financing S.A.
5.250% due 02/15/2023	EUR	4,000	5,094
Altice France S.A.
5.375% due 05/15/2022		2,600	3,267
5.625% due 05/15/2024		200	250
6.000% due 05/15/2022		$1,000	979
6.250% due 05/15/2024		500	473
7.375% due 05/01/2026		2,200	2,104
Altice Luxembourg S.A.
7.250% due 05/15/2022	EUR	4,600	5,512
7.750% due 05/15/2022		$1,100	1,024
American Airlines Pass-Through Trust
3.350% due 04/15/2031		70	68
American Woodmark Corp.
4.875% due 03/15/2026		29	28
Andeavor Logistics LP
3.500% due 12/01/2022		18	18
4.250% due 12/01/2027		34	33
5.500% due 10/15/2019		3,670	3,781
Anheuser-Busch InBev Worldwide, Inc.
3.052% due 01/12/2024 ~(b)		123	124
3.500% due 01/12/2024 (b)		254	256
4.000% due 04/13/2028 (b)		318	322
4.375% due 04/15/2038 (b)		308	314
4.600% due 04/15/2048 (b)		253	262
4.750% due 04/15/2058 (b)		387	397
Aramark Services, Inc.
5.000% due 02/01/2028		120	118
Arrow Electronics, Inc.
3.250% due 09/08/2024		65	62
Atrium Windows & Doors, Inc.
7.750% due 05/01/2019		1,320	1,332
Baidu, Inc.
3.875% due 09/29/2023		300	301
Ball Corp.
4.875% due 03/15/2026		195	196
BAT Capital Corp.
3.222% due 08/15/2024		160	154
BC Unlimited Liability Co.
4.250% due 05/15/2024		251	240
Berry Global, Inc.
4.500% due 02/15/2026		156	148
BMC Software Finance, Inc.
8.125% due 07/15/2021		4,714	4,732
Booking Holdings, Inc.
3.550% due 03/15/2028		70	68
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (c)		1,165	1,166
Boyne USA, Inc.
7.250% due 05/01/2025 (b)		4	4
Broadcom Corp.
3.000% due 01/15/2022		126	124
Caesars Resort Collection LLC
5.250% due 10/15/2025		12	12
Campbell Soup Co.
2.645% due 03/16/2020 ~		360	360
2.775% due 03/15/2021 ~		280	280
3.300% due 03/15/2021		280	282
3.650% due 03/15/2023		380	381
3.950% due 03/15/2025		320	319
4.150% due 03/15/2028		380	377
4.800% due 03/15/2048		110	110
Cequel Communications Holdings LLC
7.500% due 04/01/2028 (b)		370	380
Charles River Laboratories International, Inc.
5.500% due 04/01/2026 (b)		80	82
Charter Communications Operating LLC
4.200% due 03/15/2028		196	188

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Cheniere Corpus Christi Holdings LLC
5.875% due 03/31/2025		$700	$735
Cheniere Energy Partners LP
5.250% due 10/01/2025		49	48
Cleveland-Cliffs, Inc.
4.875% due 01/15/2024		66	64
Community Health Systems, Inc.
6.250% due 03/31/2023		170	157
Continental Airlines Pass-Through Trust
6.000% due 07/12/2020 «		178	182
Corp. GEO S.A.B. de C.V.
8.875% due 03/27/2022 ^(d)		1,200	0
9.250% due 06/30/2020 ^(d)		2,300	0
Coty, Inc.
6.500% due 04/15/2026 (b)		240	242
Crown Americas LLC
4.750% due 02/01/2026		110	107
CSC Holdings LLC
5.375% due 02/01/2028		200	189
CVS Health Corp.
2.687% due 03/09/2020 ~		330	331
2.777% due 03/09/2021 ~		140	141
3.125% due 03/09/2020		530	531
3.350% due 03/09/2021		460	463
3.700% due 03/09/2023		1,400	1,406
4.100% due 03/25/2025		850	857
4.300% due 03/25/2028		1,120	1,129
4.780% due 03/25/2038		260	264
5.050% due 03/25/2048		410	432
CVS Pass-Through Trust
7.507% due 01/10/2032		86	101
DAE Funding LLC
4.000% due 08/01/2020		16,729	16,353
4.500% due 08/01/2022		1,050	999
5.000% due 08/01/2024		180	171
Dell International LLC
4.420% due 06/15/2021		6,995	7,179
Delta Air Lines Pass-Through Trust
6.718% due 07/02/2024		474	513
7.750% due 06/17/2021		61	64
Diamond Resorts International, Inc.
7.750% due 09/01/2023		317	346
Discovery Communications LLC
2.950% due 03/20/2023		51	49
3.950% due 03/20/2028		67	64
DISH DBS Corp.
4.250% due 04/01/2018		300	300
7.875% due 09/01/2019		12,535	13,162
Dolphin Energy Ltd.
5.888% due 06/15/2019		540	552
DXC Technology Co.
4.750% due 04/15/2027		50	52
EMC Corp.
1.875% due 06/01/2018		100	100
2.650% due 06/01/2020		1,280	1,238
Energy Transfer LP
4.150% due 10/01/2020		7,030	7,131
9.000% due 04/15/2019		407	431
Ensco PLC
7.750% due 02/01/2026		20	18
EQT Corp.
3.078% due 10/01/2020 ~		174	174
Eurofins Scientific SE
2.250% due 01/27/2022	EUR	1,100	1,414
Exela Intermediate LLC
10.000% due 07/15/2023		$124	126
First Quantum Minerals Ltd.
6.500% due 03/01/2024		200	190
6.875% due 03/01/2026		200	191
Fresenius Medical Care U.S. Finance, Inc.
4.125% due 10/15/2020		2	2
General Electric Co.
5.000% due 01/21/2021 •(i)		1,177	1,167

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
General Motors Co.
3.500% due 10/02/2018		$100	$100
Greene King Finance PLC
5.106% due 03/15/2034	GBP	4,883	8,019
Harland Clarke Holdings Corp.
8.375% due 08/15/2022		$94	96
Harvest Operations Corp.
2.125% due 05/14/2018		900	899
HCA, Inc.
4.750% due 05/01/2023		500	507
Hologic, Inc.
4.375% due 10/15/2025		56	54
iHeartCommunications, Inc.
9.000% due 12/15/2019 ^(d)		66	53
9.000% due 03/01/2021 ^(d)		8,193	6,508
9.000% due 09/15/2022 ^(d)		110	87
10.625% due 03/15/2023 ^(d)		40	32
11.250% due 03/01/2021 ^(d)		330	258
IHS Markit Ltd.
4.000% due 03/01/2026		15	14
Ingevity Corp.
4.500% due 02/01/2026		80	77
Intelsat Jackson Holdings S.A.
7.250% due 10/15/2020		3,323	3,090
9.750% due 07/15/2025		116	109
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019		4,210	4,168
IRB Holding Corp.
6.750% due 02/15/2026		50	49
KazMunayGas National Co. JSC
9.125% due 07/02/2018		1,200	1,218
Kinder Morgan Energy Partners LP
5.300% due 09/15/2020		300	313
Latam Airlines Pass-Through Trust
4.500% due 08/15/2025		1,109	1,085
Live Nation Entertainment, Inc.
5.625% due 03/15/2026		62	63
Masco Corp.
5.950% due 03/15/2022		84	91
Meredith Corp.
6.875% due 02/01/2026		112	115
MGM Resorts International
6.750% due 10/01/2020		1,390	1,480
Mitchells & Butlers Finance PLC
2.575% (US0003M + 0.450%) due 12/15/2030 ~		7,940	7,464
MPLX LP
3.375% due 03/15/2023		42	42
4.000% due 03/15/2028		80	79
4.500% due 04/15/2038		116	114
NetApp, Inc.
3.300% due 09/29/2024		84	82
Netflix, Inc.
4.875% due 04/15/2028		46	44
Nokia Oyj
4.375% due 06/12/2027		36	34
Odebrecht Oil & Gas Finance Ltd.
0.000% due 04/30/2018 (g)(i)		920	23
OGX Austria GmbH
8.375% due 04/01/2022 ^(d)		8,500	1
8.500% due 06/01/2018 ^(d)		10,900	0
OI European Group BV
4.000% due 03/15/2023		54	52
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021		1,491	1,420
4.500% due 03/15/2023		243	231
5.250% due 08/15/2022		94	92
5.500% due 02/15/2024		67	65
Petroleos de Venezuela S.A.
5.375% due 04/12/2027		270	75
5.500% due 04/12/2037 ^(d)		200	59
6.000% due 05/16/2024 ^(d)		660	183
6.000% due 11/15/2026 ^(d)		430	118

92	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2018

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Petroleos Mexicanos
6.500% due 03/13/2027		$220	$235
6.750% due 09/21/2047		150	152
PetSmart, Inc.
5.875% due 06/01/2025		100	73
Pisces Midco, Inc.
8.000% due 04/15/2026 (b)		600	600
Pitney Bowes, Inc.
4.700% due 04/01/2023		49	46
Ply Gem Industries, Inc.
6.500% due 02/01/2022		12,875	13,281
Quintiles IMS, Inc.
2.875% due 09/15/2025	EUR	100	120
3.250% due 03/15/2025		100	124
QVC, Inc.
3.125% due 04/01/2019		$4,000	3,999
4.850% due 04/01/2024		30	30
Radiate Holdco LLC
6.875% due 02/15/2023		150	146
Ras Laffan Liquefied Natural Gas Co. Ltd.
6.750% due 09/30/2019		300	315
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020		1,357	1,375
Rockies Express Pipeline LLC
6.000% due 01/15/2019		1,300	1,329
Rockpoint Gas Storage Canada Ltd.
7.000% due 03/31/2023		20	20
Schaeffler Finance BV
2.500% due 05/15/2020	EUR	1,400	1,741
Scientific Games International, Inc.
5.000% due 10/15/2025		$18	18
Shelf Drilling Holdings Ltd.
8.250% due 02/15/2025		128	129
Shire Acquisitions Investments Ireland DAC
2.400% due 09/23/2021		1,110	1,072
Signode Industrial Group Lux S.A.
6.375% due 05/01/2022		10,600	10,944
Sprint Spectrum Co. LLC
4.738% due 09/20/2029		600	605
5.152% due 09/20/2029		1,000	1,008
SS&C Technologies Holdings, Inc.
5.875% due 07/15/2023		14,960	15,835
Standard Industries, Inc.
4.750% due 01/15/2028		188	178
Sunoco LP
4.875% due 01/15/2023		138	133
T-Mobile USA, Inc.
4.750% due 02/01/2028		100	96
Tech Data Corp.
3.700% due 02/15/2022		23	23
4.950% due 02/15/2027		50	50
Telenet Finance Luxembourg Notes SARL
5.500% due 03/01/2028		200	192
Tencent Holdings Ltd.
3.595% due 01/19/2028		300	287
Tenet Healthcare Corp.
4.625% due 07/15/2024		220	212
Teva Pharmaceutical Finance BV
1.500% due 10/25/2018	CHF	20	21
Teva Pharmaceutical Finance Netherlands BV
0.125% due 07/27/2018		1,320	1,380
0.375% due 07/25/2020	EUR	3,300	3,956
3.250% due 04/15/2022		1,000	1,236
4.500% due 03/01/2025		400	494
6.000% due 04/15/2024		$700	680
6.750% due 03/01/2028		200	198
Textron, Inc.
2.361% due 11/10/2020 ~		500	500
Time Warner, Inc.
3.800% due 02/15/2027		62	60
Transcontinental Gas Pipe Line Co. LLC
4.600% due 03/15/2048		80	78

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Tronox, Inc.
6.500% due 04/15/2026 (b)		$200	$201
United Group BV
4.375% due 07/01/2022	EUR	100	125
4.875% due 07/01/2024		100	125
Unitymedia Hessen GmbH & Co. KG
5.625% due 04/15/2023		210	266
UPCB Finance Ltd.
3.625% due 06/15/2029		190	228
Valeant Pharmaceuticals International, Inc.
5.500% due 11/01/2025		$30	29
6.500% due 03/15/2022		62	64
7.000% due 03/15/2024		119	125
9.250% due 04/01/2026		348	348
Viking Cruises Ltd.
5.875% due 09/15/2027		78	74
Virgin Media Secured Finance PLC
5.000% due 04/15/2027	GBP	100	139
VMware, Inc.
2.300% due 08/21/2020		$5,140	5,001
2.950% due 08/21/2022		90	86
3.900% due 08/21/2027		80	76
VOC Escrow Ltd.
5.000% due 02/15/2028		172	164
Western Digital Corp.
4.750% due 02/15/2026		634	634
Wind Tre SpA
2.625% due 01/20/2023	EUR	400	445
2.750% due 01/20/2024 ~		400	455
3.125% due 01/20/2025		200	218
5.000% due 01/20/2026		$200	171
Wyndham Hotels & Resorts, Inc.
5.375% due 04/15/2026 (b)		94	94
Wyndham Worldwide Corp.
4.150% due 04/01/2024		24	24
4.500% due 04/01/2027		27	27
Yellowstone Energy LP
5.750% due 12/31/2026 «		2,325	2,435

			219,128

UTILITIES 3.0%
AT&T, Inc.
2.672% (US0003M + 0.950%) due 07/15/2021 ~		812	821
2.850% due 02/14/2023		240	241
3.150% due 09/04/2036	EUR	100	125
3.400% due 08/14/2024		$480	483
3.900% due 08/14/2027		440	444
4.900% due 08/14/2037		430	435
5.150% due 02/14/2050		644	652
5.300% due 08/14/2058		192	194
Calpine Corp.
5.250% due 06/01/2026		32	31
Frontier Communications Corp.
8.500% due 04/01/2026		300	292
Gazprom Neft OAO Via GPN Capital S.A.
2.933% due 04/26/2018	EUR	900	1,109
Gazprom OAO Via Gaz Capital S.A.
3.375% due 11/30/2018	CHF	6,900	7,375
3.700% due 07/25/2018	EUR	5,000	6,220
3.850% due 02/06/2020		$2,100	2,109
4.625% due 10/15/2018	EUR	1,700	2,139
8.146% due 04/11/2018		$3,880	3,888
9.250% due 04/23/2019		2,900	3,075
Majapahit Holding BV
7.750% due 01/20/2020		2,500	2,688
Odebrecht Drilling Norbe Ltd.
6.350% due 12/01/2021		1,047	1,025
Odebrecht Drilling Norbe Ltd. (6.350% Cash or 7.350% PIK)
7.350% due 12/01/2026 (c)		1,675	859
Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022		38	37

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Petrobras Global Finance BV
5.299% due 01/27/2025		$620	$613
5.999% due 01/27/2028		866	858
6.125% due 01/17/2022		1,907	2,042
7.375% due 01/17/2027		469	509
8.375% due 05/23/2021		1,104	1,259
Sprint Capital Corp.
6.900% due 05/01/2019		9,139	9,436
Sprint Communications, Inc.
7.000% due 08/15/2020		5,680	5,921
Sprint Corp.
7.625% due 03/01/2026		759	743
Transocean Phoenix 2 Ltd
7.750% due 10/15/2024		36	38
Transocean Proteus Ltd.
6.250% due 12/01/2024		7	7
Verizon Communications, Inc.
2.875% due 01/15/2038	EUR	140	173
3.375% due 10/27/2036	GBP	100	140

			55,981

Total Corporate Bonds & Notes (Cost $632,513)			607,353

CONVERTIBLE BONDS & NOTES 0.0%

INDUSTRIALS 0.0%
Caesars Entertainment Corp.
5.000% due 10/01/2024		$167	292

Total Convertible Bonds & Notes (Cost $312)			292

MUNICIPAL BONDS & NOTES 0.1%

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2014
6.314% due 01/01/2044		50	50
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033		200	222
Chicago, Illinois General Obligation Bonds, Series 2017
7.045% due 01/01/2029		70	76
Illinois State General Obligation Bonds, (BABs), Series 2010
6.725% due 04/01/2035		25	26
7.350% due 07/01/2035		20	22
Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033		360	338

			734

PUERTO RICO 0.0%
Commonwealth of Puerto Rico General Obligation Bonds, Series 2007
5.000% due 07/01/2028 ^(d)		10	5
5.250% due 07/01/2037 ^(d)		60	27
Commonwealth of Puerto Rico General Obligation Bonds, Series 2008
5.125% due 07/01/2028 ^(d)		20	9
5.700% due 07/01/2023 ^(d)		100	44
Commonwealth of Puerto Rico General Obligation Bonds, Series 2009
5.750% due 07/01/2038 ^(d)		40	18
6.000% due 07/01/2039 ^(d)		30	14
Commonwealth of Puerto Rico General Obligation Bonds, Series 2011
5.375% due 07/01/2030 ^(d)		95	41
5.750% due 07/01/2041 ^(d)		100	43
6.500% due 07/01/2040 ^(d)		15	7
Commonwealth of Puerto Rico General Obligation Bonds, Series 2012
5.000% due 07/01/2041 ^(d)		225	96
5.500% due 07/01/2039 ^(d)		300	130

			434

Total Municipal Bonds & Notes (Cost $1,037)			1,168

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	93

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 9.2%
Fannie Mae
1.971% (US0001M + 0.350%) due 09/25/2042 ~	$11	$11
3.500% due 02/01/2048 - 03/01/2048	9,400	9,424
3.590% (H15T1Y + 2.375%) due 09/01/2037 ~	2,009	2,101
6.000% due 04/25/2043	8	8
Fannie Mae, TBA
3.500% due 04/01/2048 - 06/01/2048	131,700	131,756
4.000% due 05/01/2048 - 06/01/2048	27,000	27,642
Ginnie Mae
2.086% (LIBOR01M + 0.300%) due 12/16/2026 ~	32	32

Total U.S. Government Agencies (Cost $170,172)		170,974

U.S. TREASURY OBLIGATIONS 7.2%
U.S. Treasury Bonds
2.750% due 08/15/2047	1,000	954
2.750% due 11/15/2047 (m)	3,450	3,291
U.S. Treasury Notes
1.875% due 01/31/2022 (o)(q)	25,500	24,920
2.125% due 08/15/2021 (m)(o)(q)	72,800	72,005
2.125% due 07/31/2024 (q)	5,400	5,230
2.500% due 01/31/2025	26,330	26,022

Total U.S. Treasury Obligations (Cost $136,216)		132,422

NON-AGENCY MORTGAGE-BACKED SECURITIES 16.0%
Adjustable Rate Mortgage Trust
3.501% due 11/25/2035 ^~	190	165
3.594% due 10/25/2035 ^~	481	456
4.066% due 08/25/2035 ~	335	331
BAMLL Re-REMIC Trust
5.947% due 06/17/2050 ~	4,783	4,748
Banc of America Commercial Mortgage Trust
5.862% due 02/10/2051 ~	1,468	1,511
Banc of America Funding Trust
3.511% due 06/25/2034 ~	42	42
3.689% due 09/20/2035 ^~	116	108
3.730% due 05/20/2036 ^~	210	198
5.888% due 04/25/2037 ^	232	217
Banc of America Merrill Lynch Commercial Mortgage, Inc.
5.469% due 10/10/2045 ~	7,826	7,986
5.720% due 06/10/2039 ~	1,323	1,305
Banc of America Mortgage Trust
3.776% due 01/25/2036 ^~	65	57
3.797% due 11/20/2046 ^~	716	701
5.500% due 12/25/2020	30	30
BBCMS Trust
1.194% due 02/15/2033 ~(a)	13,400	293
2.477% due 02/15/2033 ~	5,500	5,511
2.827% due 02/15/2033 ~	1,800	1,802
3.027% due 02/15/2033 ~	1,300	1,302
3.827% due 02/15/2033 ~	900	902
4.877% due 02/15/2033 ~	5,800	5,817
BCAP LLC Trust
3.741% due 10/26/2037 ~	4,733	4,772
6.500% due 06/26/2037 ~	5,132	2,830
Bear Stearns Adjustable Rate Mortgage Trust
3.558% due 01/25/2035 ~	10	10
CD Mortgage Trust
5.648% due 10/15/2048	2,427	2,512
CGGS Commercial Mortgage Trust
2.650% due 02/15/2037 ~	3,320	3,329
3.100% due 02/15/2037 ~	1,320	1,324
4.050% due 02/15/2037 ~	3,250	3,264

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CGMS Commercial Mortgage Trust
2.877% (LIBOR01M + 1.100%) due 07/15/2030 ~		$7,400	$7,387
Chase Mortgage Finance Trust
3.458% due 02/25/2037 ~		184	183
5.500% due 12/25/2022 ^		838	655
CitiMortgage Alternative Loan Trust
6.500% due 06/25/2037 ^		106	106
Commercial Mortgage Trust
5.377% due 12/10/2046		1,795	1,808
Countrywide Alternative Loan Trust
2.032% (US0001M + 0.160%) due 07/25/2036 ~		13,526	13,148
2.042% (US0001M + 0.170%) due 11/25/2036 ~		1,780	1,702
2.042% (US0001M + 0.170%) due 06/25/2046 ~		233	224
2.052% (US0001M + 0.180%) due 04/25/2046 ~		2,905	2,563
2.102% (US0001M + 0.280%) due 09/20/2046 ~		1,147	617
2.272% (US0001M + 0.400%) due 02/25/2036 ~		284	225
2.332% (US0001M + 0.510%) due 11/20/2035 ^~		91	41
5.500% due 03/25/2036 ^		75	59
6.000% due 03/25/2036		724	597
6.000% due 05/25/2037 ^		604	458
Countrywide Home Loan Mortgage Pass-Through Trust
2.580% due 04/25/2035 ~		222	202
3.351% due 02/20/2036 ^~		104	91
5.500% due 11/25/2035 ^		75	67
Credit Suisse Commercial Mortgage Trust
5.538% due 09/15/2039 ~		5,013	5,083
5.567% due 01/15/2049 ~		15,000	19,005
Credit Suisse First Boston Mortgage Securities Corp.
2.195% due 03/25/2032 ~		54	51
5.100% due 08/15/2038 ~		2,385	2,406
6.000% due 01/25/2036		316	284
Credit Suisse Mortgage Capital Certificates
3.378% due 05/26/2036 ~		107	107
3.562% due 11/26/2035 ~		6	6
Credit Suisse Mortgage Capital Trust
2.727% (LIBOR01M + 0.950%) due 02/15/2031 ~		4,200	4,208
Deutsche ALT-A Securities, Inc.
2.022% (US0001M + 0.150%) due 03/25/2037 ^~		467	426
Deutsche ALT-B Securities, Inc.
5.869% due 10/25/2036 ^		147	140
5.886% due 10/25/2036 ^		147	140
Downey Savings & Loan Association Mortgage Loan Trust
2.118% (US0001M + 0.310%) due 10/19/2036 ^~		390	295
Dragon Finance BV
1.554% (BP0012M + 0.900%) due 07/13/2023 ~	GBP	3,827	5,243
Epic Drummond Ltd.
0.000% (EUR003M + 0.190%) due 01/25/2022 ~	EUR	251	308
Eurosail PLC
1.304% (BP0003M + 0.700%) due 09/13/2045 ~	GBP	2,794	3,830
First Horizon Asset Securities, Inc.
3.722% due 02/25/2036 ~		$127	121
First Horizon Mortgage Pass-Through Trust
5.750% due 05/25/2037 ^		160	125
GMAC Commercial Mortgage Securities, Inc.
4.806% due 05/10/2043		1,095	1,101
GSR Mortgage Loan Trust
3.639% due 11/25/2035 ~		34	34
HarborView Mortgage Loan Trust
2.627% (COF 11 + 1.850%) due 06/19/2045 ^~		1,085	722

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Impac Secured Assets Trust
2.042% (US0001M + 0.170%) due 01/25/2037 ~		$465	$446
IMT Mortgage Trust
2.477% (LIBOR01M + 0.700%) due 06/15/2034 ~		300	300
2.727% (LIBOR01M + 0.950%) due 06/15/2034 ~		328	328
2.877% (LIBOR01M + 1.100%) due 06/15/2034 ~		200	200
IndyMac Mortgage Loan Trust
3.506% due 09/25/2035 ^~		121	115
3.799% due 08/25/2037 ~		586	557
JPMorgan Alternative Loan Trust
2.032% (US0001M + 0.160%) due 09/25/2036 ~		134	154
3.229% due 12/25/2036 ~		284	302
3.589% due 05/25/2036 ^~		264	215
JPMorgan Chase Commercial Mortgage Securities Trust
2.548% (LIBOR01M + 0.830%) due 07/15/2034 ~		4,000	4,015
2.718% (LIBOR01M + 1.000%) due 07/15/2034 ~		2,000	2,007
5.346% due 06/12/2041 ~		5,000	4,997
5.585% due 01/12/2043 ~		712	730
5.820% due 03/15/2046 ~		1,367	1,398
6.174% due 02/12/2051 ~		5,550	5,683
JPMorgan Mortgage Trust
3.386% due 06/25/2037 ^~		568	516
3.536% due 07/25/2035 ~		109	110
6.500% due 09/25/2035		342	331
Lehman Mortgage Trust
6.000% due 09/25/2037 ^		316	317
MASTR Adjustable Rate Mortgages Trust
2.082% (US0001M + 0.210%) due 04/25/2046 ~		633	549
MASTR Alternative Loan Trust
6.750% due 07/25/2036		522	362
MASTR Reperforming Loan Trust
8.000% due 08/25/2034		2,819	3,020
Merrill Lynch Alternative Note Asset Trust
2.172% (US0001M + 0.300%) due 03/25/2037 ~		820	383
Merrill Lynch Mortgage Investors Trust
3.667% due 11/25/2035 ~		154	155
Merrill Lynch Mortgage Trust
5.167% due 10/12/2041 ~		4,281	4,291
5.810% due 06/12/2050 ~		10,569	10,688
Morgan Stanley Capital Trust
5.191% due 10/12/2052 ~		2,000	1,999
5.931% due 06/11/2042 ~		4,027	4,354
5.993% due 06/11/2049 ~		1,004	1,019
Morgan Stanley Mortgage Loan Trust
3.345% due 07/25/2035 ^~		78	71
Motel 6 Trust
2.697% due 08/15/2034 ~		4,247	4,267
2.967% due 08/15/2034 ~		3,654	3,671
3.927% due 08/15/2034 ~		395	398
Residential Accredit Loans, Inc. Trust
2.062% (US0001M + 0.190%) due 07/25/2036 ~		367	341
2.643% (12MTA + 1.360%) due 09/25/2045 ~		460	439
6.000% due 09/25/2036 ^		626	451
Residential Funding Mortgage Securities, Inc. Trust
4.657% due 08/25/2036 ^~		164	154
Resource Capital Corp. Ltd.
2.586% (LIBOR01M + 0.800%) due 07/15/2034 ~		6,354	6,358
3.786% (LIBOR01M + 2.000%) due 07/15/2034 ~		1,612	1,617
RETL
3.527% due 03/15/2033 ~		6,100	6,134
Ripon Mortgages PLC
1.326% (BP0003M + 0.800%) due 08/20/2056 ~	GBP	2,748	3,880

94	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2018

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Structured Adjustable Rate Mortgage Loan Trust
3.733% due 09/25/2035 ~		$778	$702
Structured Asset Mortgage Investments Trust
2.132% (US0001M + 0.260%) due 03/25/2037 ~		2,965	2,233
Sutherland Commercial Mortgage Loans
3.192% due 05/25/2037 ~		5,730	5,781
TBW Mortgage-Backed Trust
5.970% due 09/25/2036		473	40
Thrones PLC
1.397% (BP0003M + 0.850%) due 11/15/2049 ~	GBP	2,441	3,437
TORRENS Trust
2.870% (BBSW1M + 1.100%) due 09/14/2041 ~	AUD	19,897	15,301
Uropa Securities PLC
0.802% (BP0003M + 0.200%) due 06/10/2059 ~	GBP	1,289	1,763
0.873% (BP0003M + 0.350%) due 10/10/2040 ~		4,100	5,268
0.952% (BP0003M + 0.350%) due 06/10/2059 ~		298	403
1.152% (BP0003M + 0.550%) due 06/10/2059 ~		233	313
1.352% (BP0003M + 0.750%) due 06/10/2059 ~		248	333
Wachovia Bank Commercial Mortgage Trust
5.660% due 04/15/2047 ~		$4,220	4,311
5.672% due 10/15/2048 ~		7,250	7,366
5.750% due 04/15/2047 ~		11,087	11,290
5.794% due 06/15/2049 ~		4,247	4,301
6.011% due 02/15/2051 ~		2,790	2,780
WaMu Commercial Mortgage Securities Trust
3.408% due 03/23/2045 ~		12,845	12,657
WaMu Mortgage Pass-Through Certificates Trust
2.011% (12MTA + 0.810%) due 12/25/2046 ~		333	329
2.152% (US0001M + 0.280%) due 11/25/2045 ~		863	815
2.483% (12MTA + 1.200%) due 11/25/2042 ~		143	136
3.351% due 09/25/2033 ~		140	142
Wells Fargo Commercial Mortgage Trust
2.600% due 12/13/2031 ~		5,100	5,116
2.850% due 12/13/2031 ~		4,200	4,213
3.595% due 12/13/2031 ~		100	100
Wells Fargo Mortgage-Backed Securities Trust
2.572% (US0001M + 0.700%) due 03/25/2036 ~		4,241	3,952
3.410% due 05/25/2036 ^~		68	70
3.446% due 09/25/2033 ~		126	130
3.712% due 11/25/2037 ^~		742	711

Total Non-Agency Mortgage-Backed Securities (Cost $293,234)			296,606

ASSET-BACKED SECURITIES 23.5%
AccessLex Institute
2.496% (US0003M + 0.210%) due 09/26/2033 ~		12,477	12,249
Adams Mill CLO Ltd.
2.822% (US0003M + 1.100%) due 07/15/2026 ~		250	250
Aircraft Certificate Owner Trust
7.001% due 09/20/2022 «		273	286
Airspeed Ltd.
2.047% (LIBOR01M + 0.270%) due 06/15/2032 ~		8,583	7,465
Allegro CLO Ltd.
2.987% (US0003M + 1.220%) due 01/30/2026 ~		900	900
Ameriquest Mortgage Securities Trust
2.212% (US0001M + 0.340%) due 04/25/2036 ~		8,100	7,983

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.222% (US0001M + 1.350%) due 03/25/2033 ~		$367	$364
Arbor Realty Commercial Real Estate Notes Ltd.
4.277% (US0001M + 2.500%) due 04/15/2027 ~		2,200	2,230
Argent Securities Trust
2.022% (US0001M + 0.150%) due 06/25/2036 ~		1,409	554
2.112% (US0001M + 0.240%) due 07/25/2036 ~		1,318	561
Aspen Funding Ltd.
3.308% (US0003M + 1.600%) due 07/10/2037 ~		3,059	3,028
Avant Loans Funding Trust
2.290% due 06/15/2020		1,687	1,684
Babson CLO Ltd.
2.895% (US0003M + 1.150%) due 07/20/2025 ~		1,600	1,600
Bayview Opportunity Master Fund Trust
3.475% due 04/28/2032 ~		457	457
Bear Stearns Asset-Backed Securities Trust
2.112% (US0001M + 0.240%) due 06/25/2047 ~		1,000	987
Black Diamond CLO Ltd.
2.781% (US0003M + 1.050%) due 02/06/2026 ~		7,400	7,406
BSPRT Issuer Ltd.
3.127% (US0001M + 1.350%) due 06/15/2027 ~		5,800	5,830
C-BASS CBO Ltd.
1.689% (US0003M + 0.270%) due 02/16/2041 ~		129,097	9,876
Capitalsource Real Estate Loan Trust
1.740% (LIBOR03M + 0.390%) due 01/20/2037 ~		1,106	1,093
2.100% (LIBOR03M + 0.750%) due 01/20/2037 ~		650	616
2.200% (LIBOR03M + 0.850%) due 01/20/2037 ~		402	369
2.395% (LIBOR03M + 0.650%) due 01/20/2037 ~		1,650	1,573
Carlyle Global Market Strategies Euro CLO Ltd.
0.654% (EUR006M + 0.930%) due 08/15/2027 ~	EUR	3,800	4,683
CELF Loan Partners PLC
1.078% (EUR006M + 1.350%) due 05/03/2023 ~		3,702	4,568
Centex Home Equity Loan Trust
2.522% (US0001M + 0.650%) due 03/25/2033 ~		$6,992	6,776
College Ave Student Loans LLC
3.522% (US0001M + 1.650%) due 11/26/2046 ~		1,621	1,662
Conseco Finance Corp.
7.500% due 03/01/2030 ~		3,899	2,942
Conseco Finance Securitizations Corp.
7.954% due 12/01/2033 ~		9,552	10,646
Countrywide Asset-Backed Certificates Trust
2.142% (US0001M + 0.270%) due 09/25/2046 ~		2,000	1,251
3.222% (US0001M + 1.350%) due 04/25/2035 ~		4,753	4,881
3.447% (US0001M + 1.575%) due 12/25/2034 ~		1,205	1,183
4.654% due 10/25/2035 ~		89	91
Countrywide Home Equity Loan Resuritization Trust
2.037% (LIBOR01M + 0.260%) due 05/15/2034 ~		7,777	7,734
Credit Suisse Mortgage Capital Asset-Backed Trust
2.472% (US0001M + 0.600%) due 09/25/2037 ~		356	349
CWHEQ Revolving Home Equity Loan Trust
2.007% (US0001M + 0.230%) due 02/15/2036 ~		12,199	11,840

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Denali Capital CLO Ltd.
2.802% due 10/26/2027 ~		$13,665	$13,699
2.895% (US0003M + 1.150%) due 04/20/2027 ~		6,500	6,505
Dryden Senior Loan Fund
0.000% (US0003M + 1.160%) due 10/15/2026 ~		4,000	4,008
DT Auto Owner Trust
1.720% due 05/15/2020		672	671
ECMC Group Student Loan Trust
2.922% (US0001M + 1.050%) due 05/25/2067 ~		3,443	3,461
EFS Volunteer LLC
2.595% (US0003M + 0.850%) due 10/25/2035 ~		3,146	3,150
Euromax ABS Ltd.
0.000% (EUR003M + 0.250%) due 04/18/2097 ~	EUR	1,103	1,348
First Franklin Mortgage Loan Trust
2.022% (US0001M + 0.150%) due 05/25/2036 ~		$6,019	5,623
First Investors Auto Owner Trust
1.860% due 10/15/2021		2,283	2,270
Flatiron CLO Ltd.
2.891% (US0003M + 1.160%) due 01/17/2026 ~		5,500	5,500
Greystone Commercial Real Estate Ltd.
3.327% (US0001M + 1.550%) due 03/15/2027 ~		4,000	4,006
GSAA Home Equity Trust
2.322% (US0001M + 0.450%) due 08/25/2037 ~		544	520
GSAMP Trust
2.112% (US0001M + 0.240%) due 09/25/2036 ~		11,293	5,727
2.622% (US0001M + 0.750%) due 01/25/2034 ~		2,964	2,927
House of Europe Funding PLC
0.000% (EUR003M + 0.280%) due 11/08/2090 ~	EUR	3,072	3,759
HSI Asset Loan Obligation Trust
1.932% (US0001M + 0.060%) due 12/25/2036 ~		$77	35
Jamestown CLO Ltd.
2.412% due 07/15/2026 ~		11,145	11,117
Jubilee CDO BV
0.272% (EUR006M + 0.550%) due 07/30/2024 ~	EUR	691	851
Legacy Mortgage Asset Trust
3.398% (US0001M + 1.750%) due 01/28/2070 ~		$30,358	31,074
Long Beach Mortgage Loan Trust
2.022% (US0001M + 0.150%) due 06/25/2036 ~		10,413	6,068
2.172% (US0001M + 0.300%) due 02/25/2036 ~		10,098	8,634
2.532% (US0001M + 0.660%) due 01/25/2046 ~		9	9
Madison Park Funding Ltd.
3.005% (US0003M + 1.260%) due 07/20/2026 ~		900	900
Mastr Asset Backed Securities Trust
1.922% (US0001M + 0.050%) due 01/25/2037 ~		335	140
Merrill Lynch Mortgage Investors Trust
2.132% (US0001M + 0.260%) due 04/25/2037 ~		957	631
Morgan Stanley ABS Capital, Inc. Trust
2.142% (US0001M + 0.270%) due 03/25/2036 ~		7,302	7,196
2.577% (US0001M + 0.705%) due 12/25/2034 ~		147	137
Munda CLO BV
0.574% (EUR006M + 0.850%) due 12/05/2024 ~	EUR	4,800	5,912

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	95

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
National Collegiate Student Loan Trust
1.861% (US0001M + 0.240%) due 07/25/2030 ~		$2,528	$2,469
1.891% (US0001M + 0.270%) due 03/26/2029 ~		3,863	3,801
1.891% (US0001M + 0.270%) due 09/25/2029 ~		1,922	1,892
1.911% (LIBOR01M + 0.290%) due 10/25/2033 ~		10,475	9,975
1.941% (US0001M + 0.320%) due 10/27/2031 ~		10,000	8,824
2.101% (US0001M + 0.480%) due 12/26/2033 ~		4,436	4,383
NewMark Capital Funding CLO Ltd.
2.555% (US0003M + 1.220%) due 06/30/2026 ~		4,000	4,001
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
2.202% (US0001M + 0.330%) due 10/25/2036 ^~		2,518	929
NovaStar Mortgage Funding Trust
3.972% (LIBOR01M + 2.100%) due 12/25/2034 ~		902	890
OFSI Fund Ltd.
2.881% (US0003M + 1.150%) due 04/17/2025 ~		1,168	1,170
OneMain Financial Issuance Trust
4.100% due 03/20/2028		476	480
OZLM Ltd.
2.965% (US0003M + 1.220%) due 01/20/2027 ~		3,800	3,804
Pallas CDO BV
0.000% (EUR006M + 0.258%) due 07/16/2082 ~	EUR	1,482	1,819
Palmer Square CLO Ltd.
2.951% (US0003M + 1.220%) due 10/17/2027 ~		$3,100	3,110
People’s Choice Home Loan Securities Trust
2.817% (US0001M + 0.945%) due 05/25/2035 ^~		1,600	1,381
Quest Trust
2.162% (US0001M + 0.290%) due 08/25/2036 ~		14,119	13,050
Residential Asset Securities Corp. Trust
2.112% (US0001M + 0.240%) due 09/25/2036 ~		9,263	9,202
2.142% (US0001M + 0.270%) due 07/25/2036 ~		1,500	980
Saxon Asset Securities Trust
3.622% (US0001M + 1.750%) due 12/25/2037 ~		6,520	6,714
Saybrook Point CBO Ltd.
2.674% (US0003M + 0.730%) due 02/25/2036 ~		5,566	5,520
Securitized Asset-Backed Receivables LLC Trust
2.162% (US0001M + 0.290%) due 12/25/2035 ~		432	425
SLC Student Loan Trust
2.775% (US0003M + 0.650%) due 09/15/2018 ~		321	321
SLM Private Education Loan Trust
4.027% (US0001M + 2.250%) due 06/16/2042 ~		6,545	6,792
SLM Student Loan Trust
0.000% (EUR003M + 0.260%) due 12/15/2023 ~	EUR	469	577
0.000% (EUR003M + 0.180%) due 01/25/2024 ~		2,166	2,672
0.000% (EUR003M + 0.270%) due 06/17/2024 ~		1,329	1,639
2.295% (US0003M + 0.550%) due 04/27/2026 ~		$2,275	2,283
3.245% (US0003M + 1.500%) due 04/25/2023 ~		6,747	6,908
SoFi Professional Loan Program LLC
2.972% (US0001M + 1.100%) due 10/27/2036 ~		774	783

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Sorin Real Estate CDO Ltd.
1.797% (US0003M + 0.480%) due 06/07/2040 ~		$4,631	$4,595
Sound Point CLO Ltd.
2.582% due 04/15/2027 ~		750	751
Specialty Underwriting & Residential Finance Trust
2.552% (US0001M + 0.680%) due 01/25/2034 ~		17	17
Spirit Master Funding LLC
4.360% due 12/20/2047		13,973	14,074
Springleaf Funding Trust
2.680% due 07/15/2030		6,200	6,107
Sprite Ltd.
4.250% due 12/15/2037		588	587
Trainer Wortham First Republic CBO Ltd.
1.950% (US0003M + 0.600%) due 04/10/2037 ~		5,633	5,480
TruPS Financials Note Securitization Ltd.
3.772% due 09/20/2039 ~		8,300	8,217
U.S. Residential Opportunity Fund Trust
3.352% due 11/27/2037		12,643	12,642
VOLT LLC
3.250% due 06/25/2047		3,614	3,608
WAVE Trust
3.844% due 11/15/2042		9,281	9,259

Total Asset-Backed Securities (Cost $427,796)			433,976

SOVEREIGN ISSUES 3.4%
Argentina Government International Bond
2.260% due 12/31/2038	EUR	190	162
3.375% due 01/15/2023		300	366
3.875% due 01/15/2022		2,600	3,292
5.250% due 01/15/2028		200	241
6.250% due 11/09/2047		200	229
7.820% due 12/31/2033		853	1,188
22.844% (BADLARPP) due 10/04/2022 ~	ARS	4,184	345
24.949% (BADLARPP + 2.000%) due 04/03/2022 ~		107,579	5,490
25.420% (BADLARPP + 2.500%) due 03/11/2019 ~		1,200	61
26.164% (BADLARPP + 3.250%) due 03/01/2020 ~		2,700	140
27.250% due 06/21/2020 ~		137,723	7,283
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	17	21
4.900% due 09/15/2021		200	271
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2018 (g)	BRL	55,200	16,469
0.000% due 10/01/2018 (g)		30,400	8,932
0.000% due 01/01/2019 (g)		20,200	5,848
Emirate of Abu Dhabi Government International Bond
2.500% due 10/11/2022		$1,300	1,254
3.125% due 10/11/2027		1,300	1,231
4.125% due 10/11/2047		1,000	938
Export-Import Bank of Korea
4.250% due 05/21/2020	AUD	4,600	3,618
Peru Government International Bond
5.700% due 08/12/2024	PEN	1,800	608
6.350% due 08/12/2028		260	91
6.950% due 08/12/2031		300	110
8.200% due 08/12/2026		2,570	995
Saudi Government International Bond
2.875% due 03/04/2023		$1,200	1,157
4.625% due 10/04/2047		1,200	1,147
Serbia Government International Bond
4.875% due 02/25/2020		400	410
Turkey Government International Bond
5.625% due 03/30/2021		700	725
Venezuela Government International Bond
6.000% due 12/09/2020 ^(d)		8	2
7.000% due 03/31/2038 ^(d)		48	15
7.650% due 04/21/2025 ^(d)		1,161	351

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
8.250% due 10/13/2024 ^(d)		$636	$191
9.000% due 05/07/2023 ^(d)		8	2
9.250% due 09/15/2027 ^(d)		469	153
9.250% due 05/07/2028 ^(d)		34	10

Total Sovereign Issues (Cost $65,538)			63,346

		SHARES
COMMON STOCKS 0.3%

CONSUMER DISCRETIONARY 0.0%
Caesars Entertainment Corp. (e)		34,648	390
Urbi Desarrollos Urbanos S.A.B. de C.V. (e)		82,130	30

			420

ENERGY 0.3%
Dommo Energia S.A. «(e)(k)		16,912,138	5,123
Dommo Energia S.A. SP - ADR «		3,070	120

			5,243

FINANCIALS 0.0%
Hipotecaria Su Casita S.A. de C.V. «(e)		345,787	0

UTILITIES 0.0%
Eneva S.A. (e)(k)		11,681	47

Total Common Stocks (Cost $7,182)			5,710

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 13.9%

COMMERCIAL PAPER 0.7%
Bank of Montreal
1.479% due 04/02/2018	CAD	2,200	1,707
1.492% due 04/05/2018		1,800	1,397
1.504% due 04/02/2018		1,637	1,270
Bank of Nova Scotia
1.504% due 04/02/2018		3,967	3,079
HSBC Bank Canada
1.501% due 04/09/2018		900	698
1.505% due 04/06/2018		900	698
1.514% due 04/04/2018		662	514
Royal Bank of Canada
1.488% due 04/09/2018		1,200	931
1.501% due 04/04/2018		672	522
1.502% due 04/03/2018		410	318
Toronto Dominion Bank
1.498% due 04/06/2018		484	376
1.500% due 04/05/2018		913	708
1.501% due 04/04/2018		200	155
1.502% due 04/03/2018		193	150

			12,523

REPURCHASE AGREEMENTS (l) 0.3%
			4,883

SHORT-TERM NOTES 0.5%
Harris Corp.
2.431% due 02/27/2019 ~		$1,000	1,000
Lennar Corp.
8.375% due 05/15/2018		455	459
Letras del Banco Central de la Republica Argentina
25.150% due 10/17/2018	ARS	15,400	675
25.700% due 07/18/2018		29,200	1,353
26.100% due 05/16/2018		5,200	251
26.150% due 05/16/2018		7,700	372

96	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2018

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
26.250% due 05/16/2018	ARS	9,420	$455
26.400% due 04/18/2018 - 05/16/2018		63,470	3,119
26.450% due 04/18/2018 - 05/16/2018		5,190	254
26.500% due 04/18/2018		18,500	910

			8,848

ARGENTINA TREASURY BILLS 0.7%
10.891% due 06/29/2018 - 09/14/2018 (f)(g)		177,852	12,975

GREECE TREASURY BILLS 0.2%
1.255% due 05/04/2018 - 03/15/2019 (f)(g)	EUR	3,332	4,056

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JAPAN TREASURY BILLS 11.4%
(0.161)% due 04/05/2018 - 05/21/2018 (f)(g)	JPY	22,504,000	$211,524

NIGERIA TREASURY BILLS 0.1%
15.488% due 09/20/2018 - 11/29/2018 (f)(g)	NGN	779,000	2,008

U.S. TREASURY BILLS 0.0%
1.483% due 04/19/2018 (g)(h)(q)		$31	31

Total Short-Term Instruments (Cost $253,506)			256,848

Total Investments in Securities (Cost $2,055,136)			2,036,927

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 1.7%

SHORT-TERM INSTRUMENTS 1.7%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.7%
PIMCO Short-Term Floating NAV Portfolio III	3,185,352	$31,481

Total Short-Term Instruments (Cost $31,477)		31,481

Total Investments in Affiliates (Cost $31,477)		31,481

Total Investments 111.8% (Cost $2,086,613)		$2,068,408

Financial Derivative Instruments (n)(p) 0.1% (Cost or Premiums, net $(2,070))		1,614

Other Assets and Liabilities, net (11.9)%		(219,635)

Net Assets 100.0%		$1,850,387

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	Interest only security.
(b)	When-issued security.
(c)	Payment in-kind security.
(d)	Security is not accruing income as of the date of this report.
(e)	Security did not produce income within the last twelve months.
(f)	Coupon represents a weighted average yield to maturity.
(g)	Zero coupon security.
(h)	Coupon represents a yield to maturity.
(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)	Contingent convertible security.

(k)  RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Apollo Aviation Securitization Equity Trust TBD% due 11/15/2041	03/15/2018	$13,357	$13,441	0.73%
Dommo Energia S.A.	12/21/2017 - 12/26/2017	442	5,123	0.28
Eneva S.A.	12/21/2017	50	47	0.00
Rise Ltd. 4.750% due 01/31/2021	02/11/2014	2,659	2,650	0.14
Sberbank of Russia Via SB Capital S.A. 4.150% due 03/06/2019	01/16/2018	3,320	3,322	0.18

		$19,828	$24,583	1.33%

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	97

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(l)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	03/29/2018	04/02/2018	$4,883	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	$(4,981)	$4,883	$4,884

Total Repurchase Agreements						$(4,981)	$4,883	$4,884

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOS	1.600%	03/08/2018	05/15/2018	$(3,217)	$(3,221)
GRE	1.690	02/26/2018	04/26/2018	(2,472)	(2,476)
	1.690	02/27/2018	04/10/2018	(33,339)	(33,392)

Total Reverse Repurchase Agreements					$(39,089)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
TDM	1.680%	02/16/2018	04/13/2018	$(25,768)	$(25,755)

Total Sale-Buyback Transactions					$(25,755)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(4)
U.S. Treasury Obligations (0.1)%
U.S. Treasury Notes	2.750%	02/15/2028	$1,100	$(1,098)	$(1,104)

Total Short Sales (0.1)%				$(1,098)	$(1,104)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(3)	Payable for Short Sales(4)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(5)
Global/Master Repurchase Agreement
BOS	$0	$(3,221)	$0	$0	$(3,221)	$3,292	$71
FICC	4,884	0	0	0	4,884	(4,981)	(97)
GRE	0	(35,868)	0	0	(35,868)	35,822	(46)

Master Securities Forward Transaction Agreement
BPG	0	0	0	(1,104)	(1,104)	0	(1,104)
TDM	0	0	(25,755)	0	(25,755)	25,716	(39)

Total Borrowings and Other Financing Transactions	$4,884	$(39,089)	$(25,755)	$(1,104)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(35,868)	$(3,221)	$0	$(39,089)

Total	$0	$(35,868)	$(3,221)	$0	$(39,089)

Sale-Buyback Transactions
U.S. Treasury Obligations	$0	$(25,755)	$0	$0	$(25,755)

Total	$0	$(25,755)	$0	$0	$(25,755)

Total Borrowings	$0	$(61,623)	$(3,221)	$0	$(64,844)

Payable for reverse repurchase agreements and sale-buyback financing transactions					$(64,844)

98	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2018

(m)	Securities with an aggregate market value of $64,830 have been pledged as collateral under the terms of the above master agreements as of March 31, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2018 was $(24,657) at a weighted average interest rate of 1.305%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Payable for sale-buyback transactions includes $(13) of deferred price drop.
(4)	Payable for short sales includes $4 of accrued interest.
(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(n)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Australia Government 10-Year Bond June Futures	06/2018	126	AUD	12,544	$188	$64	$(10)
Euro-BTP Italy Government Bond June Futures	06/2018	18	EUR	3,074	80	24	0
U.S. Treasury 10-Year Note June Futures	06/2018	574	$	69,535	640	135	0

					$908	$223	$(10)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Euro-Bund 10-Year Bond June Futures	06/2018	16	EUR	(3,139)	$(61)	$0	$(4)
Euro-Buxl 30-Year Bond June Futures	06/2018	7		(1,424)	(48)	3	0

					$(109)	$3	$(4)

Total Futures Contracts					$799	$226	$(14)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
Ally Financial, Inc.	5.000%	Quarterly	06/20/2022	0.992%	$	1,200	$213	$(21)	$192	$2	$0
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2021	0.418		300	7	(1)	6	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2018	0.096		5,300	277	(78)	199	2	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2019	0.212		800	79	(12)	67	0	0
Navient Corp.	5.000	Quarterly	12/20/2021	1.999		550	62	(4)	58	0	(1)
Novo Banco S.A.	5.000	Quarterly	12/20/2021	7.268	EUR	400	(94)	65	(29)	5	0
Sprint Communications, Inc.	5.000	Quarterly	12/20/2021	2.888	$	5,000	424	(56)	368	0	(12)
Volkswagen International Finance NV	1.000	Quarterly	12/20/2020	0.340	EUR	300	8	(1)	7	0	0

							$976	$(108)	$868	$9	$(13)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.EM-28 5-Year Index	1.000%	Quarterly	12/20/2022	$1,261	$(47)	$38	$(9)	$1	$0
CDX.EM-29 5-Year Index	1.000	Quarterly	06/20/2023	5,000	(101)	13	(88)	8	0

					$(148)	$51	$(97)	$9	$0

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	99

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	3-Month USD-LIBOR	2.050%	Semi-Annual	01/11/2023	$	28,000	$(94)	$(722)	$(816)	$17	$0
Pay	3-Month USD-LIBOR	2.200	Semi-Annual	01/18/2023		100,000	(385)	(1,834)	(2,219)	69	0
Receive(5)	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		39,400	695	672	1,367	0	(28)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	01/05/2025		33,400	(8)	1,006	998	0	(39)
Receive(5)	3-Month USD-LIBOR	2.550	Semi-Annual	03/23/2026		23,700	(90)	398	308	0	(35)
Pay	3-Month USD-LIBOR	2.490	Semi-Annual	01/09/2028		26,700	(124)	(555)	(679)	56	0
Pay(5)	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		69,100	(3,921)	431	(3,490)	154	0
Receive(5)	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		41,100	3,570	(345)	3,225	0	(241)
Receive(5)	03-Month ZAR-JIBAR	7.250	Quarterly	09/19/2023	ZAR	18,500	(6)	4	(2)	7	0
Receive	3-Month ZAR-JIBAR	8.250	Quarterly	03/15/2024		4,000	(2)	(14)	(16)	2	0
Pay(5)	03-Month ZAR-JIBAR	7.750	Quarterly	09/19/2028		53,600	0	12	12	0	(31)
Pay	6-Month AUD-BBR-BBSW	2.750	Semi-Annual	06/17/2026	AUD	12,500	86	(46)	40	38	0
Pay	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	03/21/2027		19,100	387	(106)	281	65	0
Receive(5)	6-Month EUR-EURIBOR	0.500	Annual	09/19/2023	EUR	11,400	45	(45)	0	0	(12)
Receive(5)	6-Month EUR-EURIBOR	1.250	Annual	09/19/2028		2,200	(31)	(17)	(48)	0	(3)
Receive(5)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2028	GBP	3,500	81	(58)	23	0	(19)
Receive	6-Month JPY-LIBOR	0.354	Semi-Annual	01/18/2028	JPY	2,170,000	22	(168)	(146)	8	0
Receive	6-Month JPY-LIBOR	0.351	Semi-Annual	02/08/2028		920,000	0	(57)	(57)	3	0
Receive	6-Month JPY-LIBOR	0.301	Semi-Annual	02/13/2028		740,000	47	(58)	(11)	3	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		4,280,000	293	(318)	(25)	15	0
Receive(5)	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028		840,000	14	(68)	(54)	3	0
Receive(5)	6-Month JPY-LIBOR	0.399	Semi-Annual	06/18/2028		840,000	(1)	(68)	(69)	3	0
Receive(5)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		7,260,000	(369)	(189)	(558)	37	0
Pay	28-Day MXN-TIIE	5.610	Lunar	07/07/2021	MXN	25,400	(72)	(3)	(75)	2	0
Pay	28-Day MXN-TIIE	5.798	Lunar	09/06/2021		16,400	(43)	(2)	(45)	1	0
Pay	28-Day MXN-TIIE	7.350	Lunar	11/17/2021		8,100	2	(3)	(1)	1	0
Pay	28-Day MXN-TIIE	7.388	Lunar	11/17/2021		6,300	2	(2)	0	1	0
Pay	28-Day MXN-TIIE	7.199	Lunar	12/03/2021		6,700	(1)	(2)	(3)	1	0
Pay	28-Day MXN-TIIE	7.538	Lunar	02/23/2022		4,200	2	(1)	1	1	0
Pay	28-Day MXN-TIIE	7.875	Lunar	12/16/2022		2,000	0	2	2	0	0
Pay	28-Day MXN-TIIE	7.865	Lunar	12/27/2022		3,400	0	4	4	0	0
Pay	28-Day MXN-TIIE	7.880	Lunar	12/27/2022		37,200	17	24	41	5	0
Pay	28-Day MXN-TIIE	7.640	Lunar	01/03/2023		10,400	0	6	6	1	0
Pay	28-Day MXN-TIIE	7.645	Lunar	01/03/2023		2,000	0	1	1	0	0
Pay	28-Day MXN-TIIE	7.745	Lunar	01/05/2023		1,400	0	1	1	0	0
Pay	28-Day MXN-TIIE	7.610	Lunar	01/23/2023		30,300	(7)	22	15	4	0
Pay	28-Day MXN-TIIE	7.805	Lunar	02/06/2023		3,400	0	3	3	0	0
Pay	28-Day MXN-TIIE	7.820	Lunar	02/06/2023		4,200	(1)	5	4	1	0
Pay	28-Day MXN-TIIE	5.950	Lunar	01/30/2026		2,700	(13)	(2)	(15)	1	0
Pay	28-Day MXN-TIIE	6.080	Lunar	03/10/2026		6,600	(30)	(3)	(33)	1	0
Pay	28-Day MXN-TIIE	7.865	Lunar	02/02/2027		6,900	11	(5)	6	2	0
Pay	28-Day MXN-TIIE	8.010	Lunar	02/04/2027		2,900	6	(2)	4	1	0
Pay	28-Day MXN-TIIE	7.818	Lunar	02/17/2027		4,900	7	(3)	4	1	0
Pay	28-Day MXN-TIIE	7.150	Lunar	06/11/2027		15,400	(17)	(11)	(28)	3	0
Pay	28-Day MXN-TIIE	7.370	Lunar	10/11/2027		31,500	10	(44)	(34)	7	0
Pay	28-Day MXN-TIIE	7.984	Lunar	12/10/2027		1,100	0	1	1	0	0
Receive	28-Day MXN-TIIE	7.990	Lunar	12/21/2027		100	0	0	0	0	0
Receive	28-Day MXN-TIIE	8.005	Lunar	12/21/2027		18,500	(10)	(15)	(25)	0	(4)
Receive	28-Day MXN-TIIE	7.800	Lunar	12/28/2027		1,200	0	(1)	(1)	0	0
Pay	28-Day MXN-TIIE	7.910	Lunar	12/30/2027		6,700	(5)	12	7	1	0
Receive	28-Day MXN-TIIE	8.030	Lunar	01/31/2028		2,000	0	(3)	(3)	0	(1)
Pay	28-Day MXN-TIIE	8.050	Lunar	01/31/2028		5,400	0	8	8	1	0
Pay	28-Day MXN-TIIE	7.165	Lunar	09/06/2032		2,500	6	(14)	(8)	1	0
Receive	28-Day MXN-TIIE	7.380	Lunar	08/14/2037		800	3	0	3	0	0
Pay	28-Day MXN-TIIE	7.360	Lunar	08/21/2037		21,100	(44)	(25)	(69)	7	0
Receive	28-Day MXN-TIIE	8.103	Lunar	01/04/2038		24,500	22	(50)	(28)	0	(9)

							$54	$(2,247)	$(2,193)	$524	$(422)

Total Swap Agreements							$882	$(2,304)	$(1,422)	$542	$(435)

100	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2018

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$226	$542	$768	$0	$(14)	$(435)	$(449)

(o)	Securities with an aggregate market value of $10,959 and cash of $4,048 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(p)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	04/2018	ARS	410		$20	$0	$0
	04/2018	AUD	47,079		37,065	906	0
	04/2018	BRL	2,200		662	0	(5)
	04/2018		$667	BRL	2,200	0	(1)
	04/2018		1,594	DKK	9,946	47	0
	04/2018		374	RUB	21,848	7	0
	05/2018	ARS	8,490		$407	0	(6)
	05/2018		$340	ARS	7,169	9	0
	06/2018		2,544	IDR	35,225,182	7	0
	07/2018	BRL	5,100		$1,532	0	0
	07/2018	DKK	7,100		1,052	0	(128)
BPS	04/2018	ARS	3,300		159	0	(4)
	04/2018	BRL	35,836		10,782	0	(73)
	04/2018	DKK	18,844		2,785	0	(325)
	04/2018	JPY	168,000		1,574	0	(5)
	04/2018		$10,999	BRL	35,836	0	(144)
	05/2018	BRL	31,002		$9,490	122	0
	05/2018	PEN	6,027		1,844	0	(21)
	05/2018		$3,708	MXN	70,048	123	0
	09/2018		386	AUD	502	0	0
BRC	04/2018	ARS	400		$20	0	0
	04/2018	JPY	461,200		4,092	0	(243)
	05/2018	ARS	1,610		77	0	(1)
	09/2018		$386	AUD	502	0	0
CBK	04/2018	ARS	69,400		$3,420	2	(3)
	04/2018	BRL	6,786		2,057	4	(2)
	04/2018	DKK	3,246		498	0	(37)
	04/2018	EUR	9,013		11,130	40	0
	04/2018	GBP	59,464		83,621	198	(6)
	04/2018		$2,058	BRL	6,786	0	(3)
	05/2018	ARS	4,520		$220	1	0

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	101

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	05/2018	CAD	77,906		$62,309	$1,791	$0
	05/2018	JPY	7,030,000		64,951	0	(1,221)
	05/2018	NZD	14,836		10,851	130	0
	05/2018		$1,786	BRL	5,900	0	(3)
	05/2018		23,340	CAD	30,011	0	(27)
	05/2018		122	MXN	2,235	1	0
	05/2018		690	RUB	39,532	0	(4)
	07/2018	BRL	40,000		$12,029	9	0
	07/2018	DKK	10,425		1,605	0	(128)
	08/2018		$256	ARS	5,287	0	(13)
DUB	04/2018	BRL	12,686		$3,838	0	(4)
	04/2018	CAD	1,858		1,441	0	(1)
	04/2018		$37,680	AUD	48,689	0	(285)
	04/2018		3,817	BRL	12,686	26	0
	04/2018		4,395	RUB	249,893	0	(42)
	05/2018	AUD	48,689		$37,684	288	0
	05/2018		$3,828	BRL	12,686	6	0
	05/2018		2,541	TRY	10,058	0	(29)
FBF	04/2018	BRL	7,016		$2,139	14	0
	04/2018		$2,111	BRL	7,016	14	0
	04/2018		126,136	EUR	101,846	0	(820)
	05/2018	EUR	101,846		$126,398	822	0
	05/2018		$1,463	BRL	4,834	0	(2)
	05/2018		4,384	RUB	248,305	0	(78)
GLM	04/2018	BRL	18,820		$5,888	187	0
	04/2018	CAD	2,670		2,070	0	(2)
	04/2018	DKK	9,410		1,390	0	(164)
	04/2018	EUR	3,367		4,172	29	0
	04/2018		$5,663	BRL	18,820	37	0
	04/2018		165	DKK	1,079	13	0
	05/2018	BRL	34,319		$10,354	0	(16)
	05/2018	JPY	1,431,400		13,256	0	(228)
	05/2018		$37,108	CAD	48,001	180	0
	05/2018		14,766	MXN	277,540	414	0
	06/2018	CNH	752		$118	0	(1)
	10/2018	BRL	30,400		9,288	226	0
HUS	04/2018	ARS	2,910		142	0	(1)
	04/2018	RUB	271,740		4,763	29	0
	04/2018		$91,760	GBP	64,534	0	(1,219)
	04/2018		4,758	RUB	271,740	0	(30)
	05/2018	ARS	1,870		$90	0	(1)
	05/2018	GBP	64,534		91,871	1,218	0
	05/2018		$3,228	RUB	187,021	16	0
	08/2018		307	ARS	6,349	0	(15)
IND	04/2018	CAD	304		$236	0	0
JPM	04/2018	AUD	1,610		1,254	18	0
	04/2018	BRL	13,000		4,040	102	0
	04/2018	DKK	41,129		6,129	0	(659)
	04/2018	EUR	400		493	1	0
	04/2018		$3,929	BRL	13,000	11	(3)
	05/2018	CHF	8,432		$9,103	253	0
	05/2018		$1,124	BRL	3,713	0	(2)
	07/2018	BRL	3,000		$902	1	0
	07/2018	DKK	3,281		506	0	(39)
	07/2018		$1,667	DKK	10,403	62	0
	10/2018	NGN	451,131		$1,193	0	(18)
MSB	04/2018	ARS	3,470		168	0	(3)
	04/2018	BRL	3,400		1,023	0	(7)
	04/2018	EUR	92,433		114,371	636	0
	04/2018	JPY	6,443,112		60,533	0	(24)
	04/2018		$1,031	BRL	3,400	0	(1)
	05/2018	JPY	9,890,000		$92,108	0	(1,065)
NAB	04/2018	CAD	304		236	0	0
	05/2018	JPY	800,000		7,396	0	(134)
RBC	04/2018	GBP	5,070		7,052	0	(61)
RYL	04/2018	ARS	400		20	0	0
SCX	04/2018	BRL	2,200		662	0	(5)

102	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2018

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2018		$668	BRL	2,200	$0	$(1)
	05/2018		13,383	JPY	1,431,400	103	0
	05/2018		989	TRY	3,929	0	(8)
	07/2018	BRL	5,100		$1,533	1	0
	09/2018	NGN	64,686		171	0	(3)
	10/2018		29,138		77	0	(2)
	11/2018		190,794		506	0	(1)
	01/2019	BRL	20,200		6,052	71	0
SOG	04/2018	ARS	400		20	0	0
	06/2018		$2,635	RUB	153,549	23	0
TOR	04/2018	CAD	996		$772	0	(1)
UAG	04/2018		9,999		7,790	31	(3)
	04/2018		$62,948	JPY	6,611,112	0	(813)
	05/2018	EUR	160		$199	2	0
	05/2018	JPY	8,071,112		76,566	831	(239)
	05/2018		$23,055	TRY	90,139	0	(539)
	06/2018		4,895	INR	322,020	11	0

Total Forward Foreign Currency Contracts						$9,073	$(8,972)

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC AUD versus USD	$	0.805	09/20/2018	AUD	2,200	$(15)	$(13)
BRC	Call - OTC AUD versus USD		0.805	09/20/2018		2,200	(14)	(13)

							$(29)	$(26)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
GSC	Call - OTC Fannie Mae, TBA 3.000% due 05/01/2048	$	97.594	05/07/2018	$	4,500	$(18)	$(21)
	Call - OTC Fannie Mae, TBA 3.500% due 05/01/2048		100.715	05/07/2018		5,000	(14)	(10)
SAL	Call - OTC Fannie Mae, TBA 3.500% due 05/01/2048		100.391	05/07/2018		4,500	(14)	(14)

							$(46)	$(45)

Total Written Options							$(75)	$(71)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE, SOVEREIGN AND U.S. MUNICIPAL ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Argentine Republic Government International Bond	5.000%	Quarterly	12/20/2021	2.053%	$400	$10	$32	$42	$0
	Mexico Government International Bond	1.000	Quarterly	06/20/2022	0.837	2,400	(38)	54	16	0
	New York State General Obligation Bonds, Series 2005	1.850	Quarterly	03/20/2021		1,900	0	96	96	0
	Russia Government International Bond	1.000	Quarterly	12/20/2021	0.907	300	(12)	13	1	0
BPS	Mexico Government International Bond	1.000	Quarterly	12/20/2022	0.976	9,800	(48)	62	14	0
BRC	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	1.264	100	(10)	9	0	(1)
	Russia Government International Bond	1.000	Quarterly	12/20/2021	0.907	3,500	(170)	183	13	0
	Seagate Technology HDD Holdings	5.000	Quarterly	06/20/2018	0.024	300	18	(14)	4	0
	Springleaf Finance Corp.	5.000	Quarterly	12/20/2021	1.913	300	(13)	46	33	0
CBK	California State General Obligation Bonds, Series 2003	3.050	Quarterly	12/20/2020		6,000	0	467	467	0
	California State General Obligation Bonds, Series 2003	2.650	Quarterly	03/20/2021		1,800	210	(80)	130	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2022	0.954	1,100	(14)	17	3	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2022	0.976	10,000	(74)	88	14	0

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	103

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
DUB	Indonesia Government International Bond	1.000%	Quarterly	12/20/2018	0.199%	$2,900	$(128)	$146	$18	$0
	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	1.264	100	(9)	8	0	(1)
FBF	South Africa Government International Bond	1.000	Quarterly	12/20/2020	0.777	1,325	(51)	59	8	0
	Univision Communications, Inc.	5.000	Quarterly	09/20/2019	0.553	5,800	(638)	1,025	387	0
GST	Colombia Government International Bond	1.000	Quarterly	12/20/2022	0.954	1,400	(15)	18	3	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2022	0.976	700	(4)	5	1	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2021	1.458	1,200	(219)	200	0	(19)
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2022	1.637	1,400	(124)	90	0	(34)
	Russia Government International Bond	1.000	Quarterly	12/20/2021	0.907	3,900	(131)	145	14	0
	South Africa Government International Bond	1.000	Quarterly	03/20/2020	0.585	2,000	(123)	140	17	0
	Springleaf Finance Corp.	5.000	Quarterly	12/20/2021	1.913	100	(3)	14	11	0
	Univision Communications, Inc.	5.000	Quarterly	09/20/2019	0.553	650	(72)	115	43	0
HUS	Mexico Government International Bond	1.000	Quarterly	12/20/2022	0.976	400	(3)	4	1	0
JPM	South Africa Government International Bond	1.000	Quarterly	12/20/2021	1.054	300	(21)	20	0	(1)
	Springleaf Finance Corp.	5.000	Quarterly	12/20/2021	1.913	100	(4)	15	11	0
MYC	New York State General Obligation Bonds, Series 2005	1.950	Quarterly	12/20/2020		6,000	0	296	296	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2020	0.777	2,760	(90)	107	17	0
NGF	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2022	0.662	600	4	4	8	0
UAG	Park Aerospace Holdings Ltd. «	5.000	Quarterly	07/01/2020	3.514	200	12	(3)	9	0

							$(1,760)	$3,381	$1,677	$(56)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
CBK	MCDX-29 5-Year Index	1.000%	Quarterly	12/20/2022	$3,600	$94	$(3)	$91	$0
DUB	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	5,400	(127)	105	0	(22)
	CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	14,000	(126)	(18)	0	(144)
GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	42,500	(338)	163	0	(175)
	CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	6,100	(33)	(30)	0	(63)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	11,799	67	22	89	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	12,200	(458)	453	0	(5)
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	3,500	(79)	65	0	(14)
	CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	4,500	(27)	(18)	0	(45)
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	5,200	(203)	201	0	(2)
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	17,900	2	(76)	0	(74)
	CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	34,600	(209)	(147)	0	(356)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	48,280	320	44	364	0

						$(1,117)	$761	$544	$(900)

Total Swap Agreements						$(2,877)	$4,142	$2,221	$(956)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
BOA	$976	$0	$155	$1,131	$(140)	$0	$0	$(140)	$991	$(830)	$161
BPS	245	0	14	259	(572)	(13)	0	(585)	(326)	371	45
BRC	0	0	50	50	(244)	(13)	(1)	(258)	(208)	286	78
CBK	2,176	0	705	2,881	(1,447)	0	0	(1,447)	1,434	(920)	514
DUB	320	0	18	338	(361)	0	(167)	(528)	(190)	0	(190)
FBF	850	0	395	1,245	(900)	0	0	(900)	345	(239)	106
GLM	1,086	0	0	1,086	(411)	0	0	(411)	675	(790)	(115)
GSC	0	0	0	0	0	(31)	0	(31)	(31)	0	(31)
GST	0	0	178	178	0	0	(296)	(296)	(118)	0	(118)
HUS	1,263	0	1	1,264	(1,266)	0	0	(1,266)	(2)	0	(2)

104	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2018

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
JPM	448	0	11	459	(721)	0	(1)	(722)	$(263)	$503	$240
MSB	636	0	0	636	(1,100)	0	0	(1,100)	(464)	1,332	868
MYC	0	0	313	313	0	0	(61)	(61)	252	(426)	(174)
NAB	0	0	0	0	(134)	0	0	(134)	(134)	0	(134)
NGF	0	0	8	8	0	0	0	0	8	0	8
RBC	0	0	0	0	(61)	0	0	(61)	(61)	0	(61)
SAL	0	0	364	364	0	(14)	(430)	(444)	(80)	0	(80)
SCX	175	0	0	175	(20)	0	0	(20)	155	(380)	(225)
SOG	23	0	0	23	0	0	0	0	23	0	23
TOR	0	0	0	0	(1)	0	0	(1)	(1)	0	(1)
UAG	875	0	9	884	(1,594)	0	0	(1,594)	(710)	1,074	364

Total Over the Counter	$9,073	$0	$2,221	$11,294	$(8,972)	$(71)	$(956)	$(9,999)

(q)	Securities with an aggregate market value of $3,566 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$226	$226
Swap Agreements	0	18	0	0	524	542

	$0	$18	$0	$0	$750	$768

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$9,073	$0	$9,073
Swap Agreements	0	2,221	0	0	0	2,221

	$0	$2,221	$0	$9,073	$0	$11,294

	$0	$2,239	$0	$9,073	$750	$12,062

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$14	$14
Swap Agreements	0	13	0	0	422	435

	$0	$13	$0	$0	$436	$449

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$8,972	$0	$8,972
Written Options	0	0	0	26	45	71
Swap Agreements	0	956	0	0	0	956

	$0	$956	$0	$8,998	$45	$9,999

	$0	$969	$0	$8,998	$481	$10,448

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	105

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(749)	$(749)
Swap Agreements	0	3,700	0	0	2,622	6,322

	$0	$3,700	$0	$0	$1,873	$5,573

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(23,164)	$0	$(23,164)
Purchased Options	0	0	0	0	(1)	(1)
Written Options	0	0	0	0	59	59
Swap Agreements	0	2,242	0	0	384	2,626

	$0	$2,242	$0	$(23,164)	$442	$(20,480)

	$0	$5,942	$0	$(23,164)	$2,315	$(14,907)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$752	$752
Swap Agreements	0	(3,146)	0	0	(3,333)	(6,479)

	$0	$(3,146)	$0	$0	$(2,581)	$(5,727)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$102	$0	$102
Purchased Options	0	0	0	0	1	1
Written Options	0	0	0	4	0	4
Swap Agreements	0	702	0	0	0	702

	$0	$702	$0	$106	$1	$809

	$0	$(2,444)	$0	$106	$(2,580)	$(4,918)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$50,871	$17,361	$68,232
Corporate Bonds & Notes
Banking & Finance	0	332,244	0	332,244
Industrials	0	216,511	2,617	219,128
Utilities	0	55,981	0	55,981
Convertible Bonds & Notes
Industrials	0	292	0	292
Municipal Bonds & Notes
Illinois	0	734	0	734
Puerto Rico	0	434	0	434
U.S. Government Agencies	0	170,974	0	170,974
U.S. Treasury Obligations	0	132,422	0	132,422
Non-Agency Mortgage-Backed Securities	0	296,606	0	296,606
Asset-Backed Securities	0	433,690	286	433,976
Sovereign Issues	0	63,346	0	63,346
Common Stocks
Consumer Discretionary	420	0	0	420
Energy	0	0	5,243	5,243
Utilities	47	0	0	47
Short-Term Instruments
Commercial Paper	0	12,523	0	12,523
Repurchase Agreements	0	4,883	0	4,883
Short-Term Notes	0	8,848	0	8,848
Argentina Treasury Bills	0	12,975	0	12,975
Greece Treasury Bills	0	4,056	0	4,056
Japan Treasury Bills	0	211,524	0	211,524
Nigeria Treasury Bills	0	2,008	0	2,008
U.S. Treasury Bills	0	31	0	31

	$467	$2,010,953	$25,507	$2,036,927

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$31,481	$0	$0	$31,481

Total Investments	$31,948	$2,010,953	$25,507	$2,068,408

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(1,104)	$0	$(1,104)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	226	542	0	768
Over the counter	0	11,285	9	11,294

	$226	$11,827	$9	$12,062

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(14)	(435)	0	(449)
Over the counter	0	(9,999)	0	(9,999)

	$(14)	$(10,434)	$0	$(10,448)

Total Financial Derivative Instruments	$212	$1,393	$9	$1,614

Totals	$32,160	$2,011,242	$25,516	$2,068,918

There were no significant transfers among Levels 1 and 2 during the period ended March 31, 2018.

106	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2018

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2018:

Category and Subcategory	Beginning Balance at 03/31/2017	Net Purchases(1)	Net Sales(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2018	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2018(2)
Investments in Securities, at Value
Loan Participations and Assignments	$3,429	$14,642	$(722)	$(2)	$(527)	$541	$0	$0	$17,361	$105
Corporate Bonds & Notes
Industrials	2,473	0	(143)	0	0	105	182	0	2,617	105
Asset-Backed Securities	0	0	0	0	0	0	286	0	286	0
Common Stocks
Energy	0	442	0	0	0	4,801	0	0	5,243	4,801

	$5,902	$15,084	$(865)	$(2)	$(527)	$5,447	$468	$0	$25,507	$5,011

Financial Derivative Instruments - Assets
Over the counter	$0	$12	$0	$0	$0	$(3)	$0	$0	$9	$(3)

Totals	$5,902	$15,096	$(865)	$(2)	$(527)	$5,444	$468	$0	$25,516	$5,008

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2018	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$497	Other Valuation Techniques(3)	—	—
	13,441	Proxy Pricing	Base Price	101.250
	3,423	Third Party Vendor	Broker Quote	100.000-100.810
Corporate Bonds & Notes
Industrials	2,435	Proxy Pricing	Base Price	104.400
	182	Third Party Vendor	Broker Quote	102.250
Asset-Backed Securities	286	Third Party Vendor	Broker Quote	104.500
Common Stocks
Energy	5,243	Other Valuation Techniques(3)	—	—

Financial Derivative Instruments - Assets
Over the counter	9	Indicative Market Quotation	Broker Quote	4.201

Total	$25,516

(1)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2018 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	107

Schedule of Investments PIMCO Senior Floating Rate Fund

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 97.2%

LOAN PARTICIPATIONS AND ASSIGNMENTS 90.6%
Abacus Innovations Corp.
3.688% (LIBOR03M + 1.750%) due 08/16/2023 ~		$5,197	$5,221
Acadia Healthcare Company, Inc.
4.377% (LIBOR03M + 2.500%) due 02/16/2023 ~		5,553	5,607
Accudyne Industries LLC
5.127% (LIBOR03M + 3.250%) due 08/18/2024 ~		8,507	8,561
Advanced Disposal Services, Inc.
3.981% (LIBOR03M + 2.250%) due 11/10/2023 ~		4,401	4,420
AECOM USA, Inc.
3.627% (LIBOR03M + 1.750%) due 02/22/2025 ~		2,575	2,585
Air Medical Group Holdings, Inc.
4.936% (LIBOR03M + 3.250%) due 04/28/2022 ~		12,428	12,495
6.015% (LIBOR03M + 4.250%) due 09/07/2024 ~		3,890	3,931
Air Methods Corp.
5.802% (LIBOR03M + 3.500%) due 04/21/2024 ~		3,811	3,825
Albertsons LLC
4.627% (LIBOR03M + 2.750%) due 08/25/2021 ~		4,390	4,347
4.956% (LIBOR03M + 3.000%) due 06/22/2023 ~		7,644	7,563
Alliant Holdings, Inc.
5.127% (LIBOR03M + 3.250%) due 08/12/2022 ~		6,128	6,172
Almonde, Inc.
5.484% (LIBOR03M + 3.500%) due 06/13/2024 ~		2,501	2,502
Alpha BV
5.302% (LIBOR03M + 3.000%) due 01/31/2024 ~		5,335	5,381
Alphabet Holding Co., Inc.
5.377% (LIBOR03M + 3.500%) due 09/26/2024 ~		4,975	4,639
9.627% (LIBOR03M + 7.750%) due 09/26/2025 ~		350	322
Altice Financing S.A.
4.470% (LIBOR03M + 2.750%) due 07/15/2025 ~		2,196	2,160
4.470% (LIBOR03M + 2.750%) due 01/31/2026 ~		2,170	2,134
Altran Technologies S.A.
TBD% due 01/17/2025	EUR	4,875	6,001
TBD% due 01/17/2025 «		$575	579
American Axle & Manufacturing, Inc.
4.130% (LIBOR03M + 2.250%) due 04/06/2024 ~		3,645	3,664
American Builders & Contractors Supply Co., Inc.
4.377% (LIBOR03M + 2.500%) due 10/31/2023 ~		6,923	6,949
American Renal Holdings, Inc.
5.127% (LIBOR03M + 3.250%) due 06/14/2024 ~		2,184	2,191
Amneal Pharmaceuticals LLC
TBD% due 03/07/2025		2,050	2,056
AmWINS Group, Inc.
4.490% - 4.627% (LIBOR03M + 2.750%) due 01/25/2024 ~		2,142	2,157
Ancestry.com Operations, Inc.
5.130% (LIBOR03M + 3.250%) due 10/19/2023 ~		10,799	10,864
Aramark Services, Inc.
3.877% (LIBOR03M + 2.000%) due 03/11/2025 ~		2,512	2,536
Aristocrat Leisure Ltd.
3.745% (LIBOR03M + 2.000%) due 10/19/2024 ~		1,646	1,656

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Asurion LLC
4.627% (LIBOR03M + 2.750%) due 08/04/2022 ~	$1,231	$1,239
4.627% (LIBOR03M + 2.750%) due 11/03/2023 ~	8,505	8,571
Avantor, Inc.
5.877% (LIBOR03M + 4.000%) due 11/21/2024 ~	7,930	8,023
Avast Software BV
5.052% (LIBOR03M + 2.750%) due 09/30/2023 ~	2,449	2,467
Avaya, Inc.
6.536% (LIBOR03M + 4.750%) due 12/15/2024 ~	6,778	6,838
Avolon Holdings Ltd. SARL
4.072% (LIBOR03M + 2.250%) due 04/03/2022 ~	7,026	7,040
Axalta Coating Systems U.S. Holdings, Inc.
4.302% (LIBOR03M + 2.000%) due 06/01/2024 ~	8,383	8,415
B&G Foods, Inc.
3.877% (LIBOR03M + 2.000%) due 11/02/2022 ~	2,967	2,987
B.C. Unlimited Liability Co.
4.127% - 4.552% (LIBOR03M + 2.250%) due 02/16/2024 ~	13,297	13,328
Barracuda Networks, Inc.
5.061% (LIBOR03M + 3.250%) due 02/12/2025 ~	550	553
Bass Pro Group LLC
6.877% (LIBOR03M + 5.000%) due 09/25/2024 ~	3,915	3,883
Beacon Roofing Supply, Inc.
3.936% (LIBOR03M + 2.250%) due 01/02/2025 ~	6,209	6,247
Belron Finance US LLC
4.293% (LIBOR03M + 2.500%) due 11/07/2024 «~	4,140	4,171
Berlin Packaging LLC
4.920% - 5.130% (LIBOR03M + 3.250%) due 10/01/2021 ~	4,187	4,210
Berry Global, Inc.
3.740% (LIBOR03M + 2.000%) due 01/19/2024 ~	547	550
3.740% - 3.877% (LIBOR03M + 2.000%) due 10/01/2022 ~	4,823	4,848
Berry Plastics Group, Inc.
3.740% (LIBOR03M + 2.000%) due 02/08/2020 ~	355	357
3.740% (LIBOR03M + 2.000%) due 01/06/2021 ~	547	551
BJ’s Wholesale Club, Inc.
5.191% (LIBOR03M + 3.500%) due 02/03/2024 ~	1,530	1,531
Black Knight InfoServ LLC
4.188% (LIBOR03M + 2.250%) due 05/27/2022 ~	1,255	1,263
BMC Software Finance, Inc.
5.127% (LIBOR03M + 3.250%) due 09/10/2022 ~	10,622	10,680
Boyd Gaming Corp.
4.236% (LIBOR03M + 2.500%) due 09/15/2023 ~	2,987	3,007
Brand Energy & Infrastructure Services, Inc.
5.994% - 6.545% (LIBOR03M + 4.250%) due 06/21/2024 ~	7,220	7,289
Brickman Group Ltd. LLC
4.808% - 4.877% (LIBOR03M + 3.000%) due 12/18/2020 ~	1,488	1,499
BWAY Holding Co.
4.958% (LIBOR03M + 3.250%) due 04/03/2024 ~	3,383	3,404
C.H. Guenther & Son, Inc.
TBD% due 03/22/2025	2,575	2,592

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Caesars Entertainment Operating Co.
4.377% (LIBOR03M + 2.500%) due 10/06/2024 ~	$7,955	$8,011
Caesars Resort Collection LLC
4.627% (LIBOR03M + 2.750%) due 12/22/2024 ~	7,631	7,692
California Resources Corp.
6.572% (LIBOR03M + 4.750%) due 12/31/2022 ~	6,400	6,524
Camelot UK Holdco Ltd.
5.127% (LIBOR03M + 3.250%) due 10/03/2023 ~	2,389	2,406
Casella Waste Systems, Inc.
4.308% - 6.250% (LIBOR03M + 2.500%) due 10/17/2023 ~	2,029	2,042
Catalent Pharma Solutions, Inc.
4.127% (LIBOR03M + 2.250%) due 05/20/2024 ~	5,741	5,772
Cavium, Inc.
4.127% (LIBOR03M + 2.250%) due 08/16/2022 «~	1,018	1,025
CBS Radio, Inc.
4.623% (LIBOR03M + 2.750%) due 11/17/2024 ~	5,110	5,137
CDRH Parent, Inc.
6.280% (LIBOR03M + 4.250%) due 07/01/2021 ~	1,372	1,212
Centene Corp.
TBD% due 09/13/2018	1,200	1,200
CenturyLink, Inc.
4.627% (LIBOR03M + 2.750%) due 01/31/2025 ~	12,693	12,515
CH Hold Corp.
4.877% (LIBOR03M + 3.000%) due 02/01/2024 ~	1,944	1,959
9.127% (LIBOR03M + 7.250%) due 02/01/2025 «~	400	407
Change Healthcare Holdings, Inc.
4.627% (LIBOR03M + 2.750%) due 03/01/2024 ~	10,758	10,796
Charter Communications Operating LLC
3.880% (LIBOR03M + 2.000%) due 04/30/2025 ~	15,074	15,145
Chobani LLC
5.377% (LIBOR03M + 3.500%) due 10/10/2023 ~	6,712	6,758
CityCenter Holdings LLC
4.377% (LIBOR03M + 2.500%) due 04/18/2024 ~	4,144	4,167
Clark Equipment Co.
4.302% (LIBOR03M + 2.000%) due 05/18/2024 ~	4,546	4,554
Cogeco Communications LP
4.252% (LIBOR03M + 2.375%) due 01/03/2025 ~	6,500	6,510
Colorado Buyer, Inc.
4.780% (LIBOR03M + 3.000%) due 05/01/2024 ~	6,678	6,694
Columbus McKinnon Corp.
4.802% (LIBOR03M + 2.500%) due 01/31/2024 «~	570	573
CommScope, Inc.
3.877% (LIBOR03M + 2.000%) due 12/29/2022 ~	3,163	3,184
Community Health Systems, Inc.
4.984% (LIBOR03M + 3.000%) due 01/27/2021 ~	4,136	3,984
Convatec, Inc.
4.552% (LIBOR03M + 2.250%) due 10/31/2023 ~	2,076	2,090
Core & Main LP
5.006% - 5.211% (LIBOR03M + 3.000%) due 08/01/2024 ~	7,626	7,665

108	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2018

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Cortes NP Acquisition Corp.
5.670% (LIBOR03M + 4.000%) due 11/30/2023 «~		$2,718	$2,740
CPG International, Inc.
5.593% - 6.203% (LIBOR03M + 3.750%) due 05/03/2024 ~		10,546	10,660
Crown Americas LLC
TBD% due 01/29/2025		1,850	1,868
Crown Finance US, Inc.
2.625% (EUR003M + 2.625%) due 02/28/2025 ~	EUR	1,975	2,430
4.377% (LIBOR03M + 2.500%) due 02/28/2025 ~		$5,700	5,700
CSC Holdings LLC
4.277% (LIBOR03M + 2.500%) due 01/25/2026 ~		425	426
CVS Holdings I LP
4.790% (LIBOR03M + 3.000%) due 02/06/2025 ~		1,437	1,431
Darling Ingredients, Inc.
3.880% - 5.750% (LIBOR03M + 2.000%) due 12/18/2024 ~		952	964
DaVita HealthCare Partners, Inc.
4.627% (LIBOR03M + 2.750%) due 06/24/2021 ~		5,093	5,145
Dayco Products LLC
6.984% (LIBOR03M + 5.000%) due 05/19/2023 ~		3,201	3,239
Dayton Power & Light Co.
3.880% (LIBOR03M + 2.000%) due 08/24/2022 ~		1,975	1,985
Dell, Inc.
3.880% (LIBOR03M + 2.000%) due 09/07/2023 ~		11,382	11,406
Delos Finance SARL
4.052% (LIBOR03M + 1.750%) due 10/06/2023 ~		6,025	6,058
Delta (Lux) SARL
4.377% (LIBOR03M + 2.500%) due 02/21/2024 ~		10,334	10,370
Diamond (BC) BV
3.250% (EUR003M + 3.250%) due 09/06/2024 ~	EUR	1,870	2,291
4.994% (LIBOR03M + 3.000%) due 09/06/2024 ~		$12,469	12,469
Diamond Resorts Corp.
6.377% (LIBOR03M + 4.500%) due 08/11/2023 ~		14,383	14,494
DigiCert, Inc.
6.522% (LIBOR03M + 4.750%) due 10/31/2024 ~		2,075	2,102
DJO Finance LLC
4.945% - 5.127% (LIBOR03M + 3.250%) due 06/08/2020 ~		4,154	4,180
Dynegy, Inc.
4.604% (LIBOR03M + 2.750%) due 02/07/2024 ~		726	732
Eldorado Resorts LLC
4.063% - 4.188% (LIBOR03M + 2.250%) due 04/17/2024 ~		5,699	5,723
Endo Luxembourg Finance Co. SARL
6.188% (LIBOR03M + 4.250%) due 04/29/2024 ~		4,988	4,993
Envision Healthcare Corp.
4.880% (LIBOR03M + 3.000%) due 12/01/2023 ~		4,771	4,800
ESH Hospitality, Inc.
4.127% (LIBOR03M + 2.250%) due 08/30/2023 ~		4,880	4,914
EWT Holdings Corp.
5.302% (LIBOR03M + 3.000%) due 12/20/2024 ~		3,549	3,579
FCA U.S. LLC
3.860% (LIBOR03M + 2.000%) due 12/31/2018 ~		3,587	3,601

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Filtration Group Corp.
1.000% due 03/27/2025 «	$2,075	$2,070
FinCo LLC
4.627% (LIBOR03M + 2.750%) due 12/27/2022 ~	6,964	7,053
First Data Corp.
4.122% (LIBOR03M + 2.250%) due 07/08/2022 ~	15,684	15,724
4.122% (LIBOR03M + 2.250%) due 04/26/2024 ~	4,842	4,855
Flex Acquisition Co., Inc.
4.695% (LIBOR03M + 3.000%) due 12/29/2023 ~	7,047	7,089
Flying Fortress, Inc.
4.052% (LIBOR03M + 1.750%) due 10/30/2022 ~	1,600	1,608
Freedom Mortgage Corp.
6.622% (LIBOR03M + 4.750%) due 02/23/2022 «~	5,327	5,400
Gardner Denver, Inc.
5.052% (LIBOR03M + 2.750%) due 07/30/2024 ~	11,808	11,881
Gates Global LLC
5.052% (LIBOR03M + 2.750%) due 04/01/2024 ~	7,264	7,313
Genworth Financial, Inc.
6.202% (LIBOR03M + 4.500%) due 02/22/2023 ~	875	890
Golden Nugget, Inc.
4.900% - 5.039% (LIBOR03M + 3.250%) due 10/04/2023 ~	1,265	1,278
Granite Acquisition, Inc.
5.195% (LIBOR03M + 3.500%) due 12/19/2021 ~	1,954	1,984
5.802% (LIBOR03M + 3.500%) due 12/19/2021 ~	89	90
Greatbatch Ltd.
4.990% (LIBOR03M + 3.250%) due 10/27/2022 ~	2,625	2,650
Greenhill & Co., Inc.
5.439% - 6.052% (LIBOR03M + 3.750%) due 10/12/2022 «~	1,506	1,519
Grifols Worldwide Operations USA, Inc.
3.986% (LIBOR03M + 2.250%) due 01/31/2025 ~	7,713	7,748
H.B. Fuller Co.
4.072% (LIBOR03M + 2.250%) due 10/20/2024 ~	4,378	4,406
HCA, Inc.
3.877% (LIBOR03M + 2.000%) due 03/07/2025 ~	5,325	5,370
HD Supply, Inc.
4.552% (LIBOR03M + 2.250%) due 08/13/2021 ~	2,469	2,488
4.802% (LIBOR03M + 2.500%) due 10/17/2023 ~	3,482	3,509
Hearthside Group Holdings LLC
4.877% (LIBOR03M + 3.000%) due 06/02/2021 ~	2,691	2,706
Helix Gen Funding LLC
5.627% (LIBOR03M + 3.750%) due 06/02/2024 ~	9,027	9,126
HUB International Ltd.
4.839% (LIBOR03M + 3.000%) due 10/02/2020 ~	4,857	4,887
Immucor, Inc.
7.302% (LIBOR03M + 5.000%) due 06/15/2021 ~	8,426	8,651
INC Research LLC
4.127% (LIBOR03M + 2.250%) due 08/01/2024 ~	3,120	3,134
Ineos U.S. Finance LLC
3.877% (LIBOR03M + 2.000%) due 03/31/2024 ~	3,863	3,879

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Informatica Corp.
5.127% (LIBOR03M + 3.250%) due 08/05/2022 ~	$2,602	$2,620
Intelsat Jackson Holdings S.A.
5.706% (LIBOR03M + 3.750%) due 11/27/2023 ~	2,544	2,549
6.625% due 01/14/2024	3,850	3,914
ION Media Networks, Inc.
4.540% (LIBOR03M + 2.750%) due 12/18/2020 ~	2,425	2,434
IRB Holding Corp.
4.936% (LIBOR03M + 3.250%) due 02/05/2025 ~	4,475	4,526
Jacobs Douwe Egberts International BV
4.063% (LIBOR03M + 2.250%) due 07/02/2022 «~	3,500	3,517
Jaguar Holding Co.
4.377% - 4.802% (LIBOR03M + 2.500%) due 08/18/2022 ~	8,388	8,425
Janus International Group LLC
4.740% (LIBOR03M + 3.000%) due 02/12/2025 «~	2,400	2,400
Jefferies Finance LLC
4.313% (LIBOR03M + 2.500%) due 08/02/2024 ~	5,424	5,448
Jeld Wen, Inc.
4.302% (LIBOR03M + 2.000%) due 12/14/2024 ~	998	1,002
KAR Auction Services, Inc.
4.563% (LIBOR03M + 2.250%) due 03/11/2021 ~	593	598
4.813% (LIBOR03M + 2.500%) due 03/09/2023 ~	1,620	1,631
Kinetic Concepts, Inc.
5.552% (LIBOR03M + 3.250%) due 02/02/2024 ~	10,171	10,231
Klockner-Pentaplast of America, Inc.
6.127% (LIBOR03M + 4.250%) due 06/30/2022 ~	2,203	2,128
Kronos, Inc.
4.880% (LIBOR03M + 3.000%) due 11/01/2023 ~	4,059	4,087
Las Vegas Sands LLC
3.627% (LIBOR03M + 1.750%) due 03/29/2024 ~	6,043	6,064
Level 3 Financing, Inc.
4.111% (LIBOR03M + 2.250%) due 02/22/2024 ~	10,050	10,076
Lightstone Generation LLC
5.627% (LIBOR03M + 3.750%) due 01/30/2024 ~	4,164	4,192
Live Nation Entertainment, Inc.
TBD% due 10/31/2023	250	252
TBD% (LIBOR03M + 1.750%) due 10/31/2023 ~	2,460	2,479
LTF Merger Sub, Inc.
4.734% (LIBOR03M + 2.750%) due 06/10/2022 ~	4,725	4,739
Lucid Energy Group LLC
4.786% (LIBOR03M + 3.000%) due 02/17/2025 «~	1,225	1,221
Lumos Networks Operating Co.
TBD% due 11/17/2024	2,773	2,794
MA FinanceCo. LLC
4.627% (LIBOR03M + 2.750%) due 06/21/2024 ~	967	958
MacDermid, Inc.
4.377% (LIBOR03M + 2.500%) due 06/07/2020 ~	1,440	1,448
4.877% (LIBOR03M + 3.000%) due 06/07/2023 ~	1,889	1,900
Mallinckrodt International Finance S.A.
4.820% (LIBOR03M + 3.000%) due 02/24/2025 ~	2,600	2,607
5.203% (LIBOR03M + 2.750%) due 09/24/2024 ~	6,047	6,050

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	109

Schedule of Investments PIMCO Senior Floating Rate Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
McAfee LLC
6.377% (LIBOR03M + 4.500%) due 09/30/2024 ~	$7,915	$8,003
Meredith Corp.
4.877% (LIBOR03M + 3.000%) due 01/31/2025 ~	1,350	1,360
MGM Growth Properties Operating Partnership LP
3.877% (LIBOR03M + 2.000%) due 04/25/2023 ~	11,416	11,455
MH Sub LLC
5.527% (LIBOR03M + 3.750%) due 09/13/2024 ~	7,184	7,200
9.277% (LIBOR03M + 7.500%) due 09/15/2025 ~	2,050	2,079
Michaels Stores, Inc.
4.490% - 4.627% (LIBOR03M + 2.750%) due 01/30/2023 ~	6,023	6,058
Midas Intermediate Holdco LLC
5.052% (LIBOR03M + 2.750%) due 08/18/2021 ~	2,664	2,670
Mission Broadcasting, Inc.
4.164% (LIBOR03M + 2.500%) due 01/17/2024 ~	521	523
MPH Acquisition Holdings LLC
5.052% (LIBOR03M + 2.750%) due 06/07/2023 ~	9,818	9,843
Mtn Infrastructure Topco, Inc.
4.981% (LIBOR03M + 3.250%) due 11/15/2024 ~	3,102	3,126
Mueller Water Products, Inc.
4.377% - 4.802% (LIBOR03M + 2.500%) due 11/25/2021 ~	2,382	2,399
Multi Color Corp.
4.127% (LIBOR03M + 2.250%) due 10/31/2024 ~	898	904
NeuStar, Inc.
4.802% (LIBOR03M + 2.500%) due 01/08/2020 «~	530	534
Nexstar Broadcasting, Inc.
4.164% (LIBOR03M + 2.500%) due 01/17/2024 ~	4,044	4,062
NFP Corp.
4.877% (LIBOR03M + 3.000%) due 01/08/2024 ~	11,402	11,446
NRG Energy, Inc.
4.052% (LIBOR03M + 1.750%) due 06/30/2023 ~	6,263	6,288
Numericable Group S.A.
4.522% (LIBOR03M + 2.750%) due 07/31/2025 ~	12,286	11,933
4.720% (LIBOR03M + 3.000%) due 01/31/2026 ~	1,688	1,638
Oberthur Technologies S.A.
6.052% (LIBOR03M + 3.750%) due 01/10/2024 ~	2,574	2,557
ON Semiconductor Corp.
3.877% (LIBOR03M + 2.000%) due 03/31/2023 ~	3,131	3,151
Onex TSG Holdings Corp.
5.877% (LIBOR03M + 4.000%) due 07/31/2022 ~	2,003	1,971
Ortho-Clinical Diagnostics S.A.
5.627% (LIBOR03M + 3.750%) due 06/30/2021 ~	13,102	13,227
Parexel International Corp.
4.627% (LIBOR03M + 2.750%) due 09/27/2024 ~	2,488	2,491
Party City Holdings, Inc.
4.330% - 4.750% (LIBOR03M + 2.750%) due 08/19/2022 ~	1,775	1,784
Pearl Intermediate Parent LLC
1.000% due 02/14/2025	415	412
4.527% (LIBOR03M + 2.750%) due 02/14/2025 ~	1,410	1,399

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Penn National Gaming, Inc.
4.377% (LIBOR03M + 2.500%) due 01/19/2024 ~	$1,376	$1,387
Petco Animal Supplies, Inc.
4.772% (LIBOR03M + 3.000%) due 01/26/2023 ~	1,372	1,011
PetSmart, Inc.
4.680% (LIBOR03M + 3.000%) due 03/11/2022 ~	6,108	4,917
Pharmerica Corp.
5.211% (LIBOR03M + 3.500%) due 12/06/2024 ~	2,000	2,011
Pinnacle Foods Finance LLC
3.377% (LIBOR03M + 1.750%) due 02/02/2024 ~	1,769	1,779
Pizza Hut Holdings LLC
3.808% (LIBOR03M + 2.000%) due 06/16/2023 ~	4,596	4,614
Playa Resorts Holding BV
5.000% (LIBOR03M + 3.250%) due 04/29/2024 ~	2,605	2,626
Ply Gem Industries, Inc.
TBD% due 03/01/2019	2,000	2,000
1.000% due 03/28/2025 «	12,250	12,189
5.302% (LIBOR03M + 3.000%) due 02/01/2021 ~	2,182	2,188
Post Holdings, Inc.
3.880% (LIBOR03M + 2.000%) due 05/24/2024 ~	6,193	6,214
PQ Corp.
4.291% (LIBOR03M + 2.500%) due 02/08/2025 ~	2,344	2,355
Prestige Brands, Inc.
3.877% (LIBOR03M + 2.000%) due 01/26/2024 ~	2,812	2,832
Prime Security Services Borrower LLC
4.627% (LIBOR03M + 2.750%) due 05/02/2022 ~	9,109	9,189
Pro Mach Group, Inc.
5.035% due 03/07/2025	1,625	1,629
PSAV Holdings LLC
4.914% - 5.256% (LIBOR03M + 3.250%) due 02/21/2025 ~	11,225	11,246
Quest Software U.S. Holdings, Inc.
7.272% (LIBOR03M + 5.500%) due 10/31/2022 ~	5,545	5,655
Quikrete Holdings, Inc.
4.627% (LIBOR03M + 2.750%) due 11/15/2023 ~	6,868	6,907
Quintiles IMS, Inc.
4.302% (LIBOR03M + 2.000%) due 03/07/2024 ~	2,359	2,373
Rackspace Hosting, Inc.
4.787% - 4.994% (LIBOR03M + 3.000%) due 11/03/2023 ~	5,333	5,322
Realogy Corp.
3.961% (LIBOR03M + 2.250%) due 02/08/2025 ~	4,176	4,207
Red Ventures LLC
5.877% (LIBOR03M + 4.000%) due 11/08/2024 ~	7,935	8,019
Refresco Group BV
TBD% due 12/14/2024 «	3,350	3,350
Rexnord LLC
4.111% (LIBOR03M + 2.250%) due 08/21/2024 ~	1,909	1,921
Reynolds Group Holdings, Inc.
4.627% (LIBOR03M + 2.750%) due 02/05/2023 ~	7,628	7,676
Safe Fleet Holdings LLC
4.780% (LIBOR03M + 3.000%) due 02/01/2025 ~	2,325	2,331
SBA Senior Finance LLC
3.990% (LIBOR03M + 2.250%) due 03/24/2021 ~	5,042	5,060

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.990% (LIBOR03M + 2.250%) due 06/10/2022 ~		$1,268	$1,272
Scientific Games International, Inc.
4.627% - 4.744% (LIBOR03M + 2.750%) due 08/14/2024 ~		16,221	16,299
Seattle Spinco, Inc.
4.627% (LIBOR03M + 2.750%) due 06/21/2024 ~		6,533	6,534
Select Medical Corp.
4.460% - 6.500% (LIBOR03M + 2.750%) due 03/01/2021 ~		993	1,001
Sequa Mezzanine Holdings LLC
7.071% (LIBOR03M + 5.000%) due 11/28/2021 ~		10,083	10,177
10.752% (LIBOR03M + 9.000%) due 04/28/2022 ~		3,724	3,799
Serta Simmons Bedding LLC
5.195% - 5.291% (LIBOR03M + 3.500%) due 11/08/2023 ~		5,099	4,662
SIG Combibloc U.S. Acquisition, Inc.
4.627% (LIBOR03M + 2.750%) due 03/13/2022 ~		2,853	2,873
Sigma Bidco BV
TBD% due 02/23/2025		4,250	4,264
Sinclair Broadcast Group, Inc.
TBD% due 12/12/2024		12,450	12,529
Sinclair Television Group, Inc.
4.130% (LIBOR03M + 2.250%) due 01/03/2024 ~		2,187	2,199
SolarWinds Holdings, Inc.
TBD% due 02/21/2024		3,990	4,013
Sotera Health Holdings LLC
4.877% (LIBOR03M + 3.000%) due 05/15/2022 ~		5,174	5,195
Spectrum Brands, Inc.
3.789% - 3.994% (LIBOR03M + 2.000%) due 06/23/2022 ~		1,997	2,007
Sprint Communications, Inc.
4.438% (LIBOR03M + 2.500%) due 02/02/2024 ~		9,977	9,991
SS&C Technologies, Inc.
TBD% due 02/28/2025		11,425	11,497
4.127% (LIBOR03M + 2.250%) due 07/08/2022 ~		3,057	3,078
Station Casinos LLC
4.380% (LIBOR03M + 2.500%) due 06/08/2023 ~		10,053	10,094
Syniverse Holdings, Inc.
6.718% (LIBOR03M + 5.000%) due 03/09/2023 ~		7,175	7,270
Talen Energy Supply LLC
5.877% (LIBOR03M + 4.000%) due 04/15/2024 ~		2,396	2,360
Team Health Holdings, Inc.
4.627% (LIBOR03M + 2.750%) due 02/06/2024 ~		4,215	4,046
Techem GmbH
3.000% (EUR003M + 3.000%) due 10/02/2024 ~	EUR	5,000	6,160
Telenet International Finance SARL
4.277% (LIBOR03M + 2.500%) due 03/01/2026 ~		$5,700	5,735
Telesat Canada
5.310% (LIBOR03M + 3.000%) due 11/17/2023 ~		3,183	3,201
Tempo Acquisition LLC
4.877% (LIBOR03M + 3.000%) due 05/01/2024 ~		14,540	14,622
TerraForm Power Operating LLC
4.627% (LIBOR03M + 2.750%) due 11/08/2022 ~		499	502
TEX Operations Co. LLC
4.377% (LIBOR03M + 2.500%) due 08/04/2023 ~		9,906	9,972

110	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TI Group Automotive Systems LLC
4.377% (LIBOR03M + 2.500%) due 06/30/2022 ~	$6,056	$6,096
Titan Acquisition Ltd.
TBD% due 03/28/2025	5,300	5,295
Trans Union LLC
3.877% (LIBOR03M + 2.000%) due 04/10/2023 ~	5,235	5,256
TransDigm, Inc.
4.377% - 4.802% (LIBOR03M + 2.500%) due 08/22/2024 ~	2,481	2,492
4.627% (LIBOR03M + 2.750%) due 05/14/2022 ~	8,402	8,443
4.627% - 5.052% (LIBOR03M + 2.750%) due 06/09/2023 ~	8,390	8,432
Traverse Midstream Partners LLC
5.850% (LIBOR03M + 4.000%) due 09/27/2024 ~	2,314	2,331
Tribune Media Co.
4.877% (LIBOR03M + 3.000%) due 12/27/2020 ~	484	485
4.877% (LIBOR03M + 3.000%) due 01/27/2024 ~	6,033	6,050
Tronox Blocked Borrower LLC
5.302% (LIBOR03M + 3.000%) due 09/22/2024 ~	694	700
Tronox Finance LLC
5.302% (LIBOR03M + 3.000%) due 09/22/2024 ~	1,601	1,616
Truck Hero, Inc.
6.222% (LIBOR03M + 4.000%) due 04/21/2024 ~	3,159	3,183
Tumi, Inc.
4.127% (LIBOR03M + 2.250%) due 08/01/2023 ~	369	371
U.S. Foods, Inc.
4.377% (LIBOR03M + 2.500%) due 06/27/2023 ~	7,499	7,561
Ultra Resources, Inc.
4.765% (LIBOR03M + 3.000%) due 04/12/2024 ~	5,025	4,994
Unitymedia Finance LLC
4.027% (LIBOR03M + 2.250%) due 09/30/2025 ~	2,400	2,401
4.027% (LIBOR03M + 2.250%) due 01/15/2026 ~	2,450	2,450
Univar, Inc.
4.377% (LIBOR03M + 2.500%) due 07/01/2024 ~	3,940	3,970
Univision Communications, Inc.
4.627% (LIBOR03M + 2.750%) due 03/15/2024 ~	15,224	15,008
UPC Financing Partnership
4.277% (LIBOR03M + 2.500%) due 01/15/2026 ~	2,612	2,624
USI, Inc.
5.302% (LIBOR03M + 3.000%) due 05/16/2024 ~	10,920	10,964
USS Ultimate Holdings, Inc.
5.627% (LIBOR03M + 3.750%) due 08/25/2024 ~	3,831	3,857
Utility One Source LP
7.377% (LIBOR03M + 5.500%) due 04/18/2023 «~	3,938	4,055
Valeant Pharmaceuticals International, Inc.
5.240% (LIBOR03M + 3.500%) due 04/01/2022 ~	8,649	8,751
Vantiv LLC
3.777% (LIBOR03M + 2.000%) due 10/14/2023 ~	2,642	2,658
VFH Parent LLC
4.945% (LIBOR03M + 3.250%) due 12/30/2021 ~	461	466
Virgin Media Bristol LLC
4.277% (LIBOR03M + 2.500%) due 01/15/2026 ~	10,775	10,842

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Vizient, Inc.
4.627% (LIBOR03M + 2.750%) due 02/13/2023 ~	$260	$262
Welbilt, Inc.
4.627% (LIBOR03M + 2.750%) due 03/03/2023 ~	4,650	4,692
West Corp.
5.877% (LIBOR03M + 4.000%) due 10/10/2024 ~	996	1,005
Westmoreland Coal Co.
8.802% (LIBOR03M + 6.500%) due 12/16/2020 ~	3,344	1,229
WEX, Inc.
4.127% (LIBOR03M + 2.250%) due 06/30/2023 ~	4,421	4,456
Wilsonart LLC
5.560% (LIBOR03M + 3.250%) due 12/19/2023 ~	6,955	7,000
WR Grace & Co.
TBD% due 04/03/2025	3,400	3,418
Wrangler Buyer Corp.
4.877% (LIBOR03M + 3.000%) due 09/27/2024 ~	3,314	3,338
Wyndham Hotels & Resorts, Inc.
1.000% due 03/28/2025 «	2,200	2,200
Xerox Business Services LLC
4.877% (LIBOR03M + 3.000%) due 12/07/2023 ~	4,493	4,526
XPO Logistics, Inc.
3.920% (LIBOR03M + 2.000%) due 02/24/2025 ~	3,900	3,919
Zebra Technologies Corp.
3.752% (LIBOR03M + 2.000%) due 10/27/2021 ~	388	391
Ziggo Secured Finance Partnership
4.277% (LIBOR03M + 2.500%) due 04/15/2025 ~	4,275	4,250

Total Loan Participations and Assignments (Cost $1,292,562)		1,296,891

CORPORATE BONDS & NOTES 6.6%

BANKING & FINANCE 1.0%
Aircastle Ltd.
5.000% due 04/01/2023	150	155
ASP AMC Merger Sub, Inc.
8.000% due 05/15/2025	625	589
Blackstone CQP Holdco LP
6.000% due 08/18/2021	975	982
6.500% due 03/20/2021	2,100	2,121
CIT Group, Inc.
5.800% due 06/15/2022 •(e)	700	702
Crescent Communities LLC
8.875% due 10/15/2021	546	577
Crown Castle International Corp.
5.250% due 01/15/2023	1,000	1,063
CyrusOne LP
5.000% due 03/15/2024	100	100
FBM Finance, Inc.
8.250% due 08/15/2021	175	184
Fortress Transportation & Infrastructure Investors LLC
6.750% due 03/15/2022	150	153
Freedom Mortgage Corp.
8.125% due 11/15/2024	175	180
Icahn Enterprises LP
6.750% due 02/01/2024	100	102
Jefferies Finance LLC
7.250% due 08/15/2024	400	397
Ladder Capital Finance Holdings LLLP
5.250% due 03/15/2022	750	752
MGIC Investment Corp.
5.750% due 08/15/2023	450	474

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MGM Growth Properties Operating Partnership LP
4.500% due 09/01/2026	$250	$240
4.500% due 01/15/2028	75	71
MPT Operating Partnership LP
5.000% due 10/15/2027	300	295
Navient Corp.
5.875% due 03/25/2021	550	565
6.625% due 07/26/2021	625	652
Oxford Finance LLC
6.375% due 12/15/2022	200	205
Provident Funding Associates LP
6.375% due 06/15/2025	200	201
Radian Group, Inc.
4.500% due 10/01/2024	100	98
SBA Communications Corp.
4.000% due 10/01/2022	475	457
Springleaf Finance Corp.
6.875% due 03/15/2025	900	906
Starwood Property Trust, Inc.
5.000% due 12/15/2021	150	153
Stearns Holdings LLC
9.375% due 08/15/2020	1,750	1,789
Tempo Acquisition LLC
6.750% due 06/01/2025	225	225

		14,388

INDUSTRIALS 5.1%
AECOM
5.875% due 10/15/2024	565	594
Aleris International, Inc.
9.500% due 04/01/2021	300	313
Alliance Data Systems Corp.
5.875% due 11/01/2021	100	102
Allison Transmission, Inc.
4.750% due 10/01/2027	650	614
Altice Financing S.A.
7.500% due 05/15/2026	875	860
Altice France S.A.
6.000% due 05/15/2022	1,200	1,174
6.250% due 05/15/2024	350	331
7.375% due 05/01/2026	800	765
American Greetings Corp.
7.875% due 02/15/2025	50	51
ARD Finance S.A. (7.125% Cash or 7.875% PIK)
7.125% due 09/15/2023 (b)	1,000	1,039
Ardagh Packaging Finance PLC
4.625% due 05/15/2023	1,800	1,813
Ashtead Capital, Inc.
4.125% due 08/15/2025	675	649
Avantor, Inc.
6.000% due 10/01/2024	2,300	2,294
B&G Foods, Inc.
5.250% due 04/01/2025	850	794
BC Unlimited Liability Co.
4.250% due 05/15/2024	775	742
5.000% due 10/15/2025	1,700	1,627
BCD Acquisition, Inc.
9.625% due 09/15/2023	300	325
Beacon Escrow Corp.
4.875% due 11/01/2025	450	431
Beacon Roofing Supply, Inc.
6.375% due 10/01/2023	100	106
Berry Global, Inc.
4.500% due 02/15/2026	50	47
Boise Cascade Co.
5.625% due 09/01/2024	100	103
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (b)	238	238
Builders FirstSource, Inc.
5.625% due 09/01/2024	500	504
Camelot Finance S.A.
7.875% due 10/15/2024	225	235

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	111

Schedule of Investments PIMCO Senior Floating Rate Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CBS Radio, Inc.
7.250% due 11/01/2024	$500	$512
CCO Holdings LLC
5.125% due 05/01/2023	1,250	1,255
5.875% due 04/01/2024	650	663
Cequel Communications Holdings LLC
7.500% due 04/01/2028 (a)	700	719
Cheniere Corpus Christi Holdings LLC
5.875% due 03/31/2025	250	263
7.000% due 06/30/2024	400	444
Chobani LLC
7.500% due 04/15/2025	150	155
Churchill Downs, Inc.
4.750% due 01/15/2028	100	95
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022	1,000	1,022
Community Health Systems, Inc.
6.250% due 03/31/2023	600	556
Continental Resources, Inc.
4.375% due 01/15/2028	225	220
Core & Main LP
6.125% due 08/15/2025	325	318
Cott Holdings, Inc.
5.500% due 04/01/2025	1,025	1,015
Crown Americas LLC
4.250% due 09/30/2026	550	510
4.750% due 02/01/2026	825	800
DAE Funding LLC
4.500% due 08/01/2022	450	428
5.000% due 08/01/2024	450	427
Dell International LLC
5.450% due 06/15/2023	950	1,008
6.020% due 06/15/2026	300	323
7.125% due 06/15/2024	125	134
Diamond Resorts International, Inc.
7.750% due 09/01/2023	850	928
DISH DBS Corp.
5.875% due 07/15/2022	1,000	959
Eagle Holding Co. LLC (7.625% Cash or 8.375% PIK)
7.625% due 05/15/2022 (b)	100	101
Endo Finance LLC
5.750% due 01/15/2022	2,025	1,671
Energy Transfer LP
5.875% due 03/01/2022	675	721
EW Scripps Co.
5.125% due 05/15/2025	300	280
Extraction Oil & Gas, Inc.
5.625% due 02/01/2026	250	237
Gartner, Inc.
5.125% due 04/01/2025	100	100
GFL Environmental, Inc.
5.625% due 05/01/2022	150	151
Gray Television, Inc.
5.125% due 10/15/2024	650	630
Gulfport Energy Corp.
6.000% due 10/15/2024	225	215
6.375% due 05/15/2025	425	411
HD Supply, Inc.
5.750% due 04/15/2024	200	211
Hill-Rom Holdings, Inc.
5.000% due 02/15/2025	225	224
Hilton Domestic Operating Co., Inc.
4.250% due 09/01/2024	225	219
Hilton Worldwide Finance LLC
4.625% due 04/01/2025	500	501
Hologic, Inc.
4.375% due 10/15/2025	100	97
IHO Verwaltungs GmbH (4.500% Cash or 5.250% PIK)
4.500% due 09/15/2023 (b)	200	195
IHS Markit Ltd.
4.000% due 03/01/2026	225	217
Indigo Natural Resources LLC
6.875% due 02/15/2026	325	308

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Ingevity Corp.
4.500% due 02/01/2026	$75	$72
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019	675	668
Jeld-Wen, Inc.
4.625% due 12/15/2025	250	241
Kinetic Concepts, Inc.
7.875% due 02/15/2021	250	258
KLX, Inc.
5.875% due 12/01/2022	650	672
Kratos Defense & Security Solutions, Inc.
6.500% due 11/30/2025	50	52
Kronos Acquisition Holdings, Inc.
9.000% due 08/15/2023	500	476
Lamar Media Corp.
5.750% due 02/01/2026	100	104
Lamb Weston Holdings, Inc.
4.625% due 11/01/2024	225	224
Land O’ Lakes, Inc.
6.000% due 11/15/2022	250	273
Level 3 Financing, Inc.
5.250% due 03/15/2026	500	472
LifePoint Health, Inc.
5.375% due 05/01/2024	500	491
Mallinckrodt International Finance S.A.
5.750% due 08/01/2022	1,000	860
Mattel, Inc.
6.750% due 12/31/2025	225	221
MGM Resorts International
4.625% due 09/01/2026	875	840
Multi-Color Corp.
4.875% due 11/01/2025	75	70
Murphy Oil Corp.
6.875% due 08/15/2024	150	157
Murphy Oil USA, Inc.
5.625% due 05/01/2027	200	202
6.000% due 08/15/2023	750	776
NCL Corp. Ltd.
4.750% due 12/15/2021	475	481
Netflix, Inc.
4.375% due 11/15/2026	800	760
Nexstar Broadcasting, Inc.
5.625% due 08/01/2024	325	319
Olin Corp.
5.000% due 02/01/2030	100	96
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021	400	381
4.500% due 03/15/2023	1,175	1,116
5.250% due 08/15/2022	250	246
Park-Ohio Industries, Inc.
6.625% due 04/15/2027	150	156
Penn National Gaming, Inc.
5.625% due 01/15/2027	100	96
Performance Food Group, Inc.
5.500% due 06/01/2024	125	126
PetSmart, Inc.
5.875% due 06/01/2025	375	273
Pilgrim’s Pride Corp.
5.875% due 09/30/2027	350	330
Pinnacle Entertainment, Inc.
5.625% due 05/01/2024	125	131
Pisces Midco, Inc.
8.000% due 04/15/2026 (a)	2,000	2,000
Platform Specialty Products Corp.
6.500% due 02/01/2022	500	509
Post Holdings, Inc.
5.500% due 03/01/2025	250	247
5.625% due 01/15/2028	300	288
5.750% due 03/01/2027	250	248
PQ Corp.
6.750% due 11/15/2022	200	211
Precision Drilling Corp.
7.750% due 12/15/2023	300	313

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Prime Security Services Borrower LLC
9.250% due 05/15/2023		$527	$572
Radiate Holdco LLC
6.875% due 02/15/2023		250	243
RBS Global, Inc.
4.875% due 12/15/2025		475	462
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020		1,454	1,474
Rivers Pittsburgh Borrower LP
6.125% due 08/15/2021		500	484
Scientific Games International, Inc.
3.375% due 02/15/2026	EUR	100	120
5.000% due 10/15/2025		$1,375	1,341
ServiceMaster Co. LLC
5.125% due 11/15/2024		1,250	1,212
Simmons Foods, Inc.
5.750% due 11/01/2024		100	91
Sotera Health Topco, Inc. (8.125% Cash or 8.875% PIK)
8.125% due 11/01/2021 (b)		250	252
Springs Industries, Inc.
6.250% due 06/01/2021		1,550	1,575
SPX FLOW, Inc.
5.625% due 08/15/2024		475	486
Standard Industries, Inc.
4.750% due 01/15/2028		393	372
5.375% due 11/15/2024		900	916
5.500% due 02/15/2023		375	389
Station Casinos LLC
5.000% due 10/01/2025		150	143
Sugarhouse HSP Gaming Prop Mezz LP
5.875% due 05/15/2025		200	191
Symantec Corp.
5.000% due 04/15/2025		150	152
T-Mobile USA, Inc.
4.000% due 04/15/2022		1,700	1,696
4.750% due 02/01/2028		700	674
5.125% due 04/15/2025		1,025	1,033
Team Health Holdings, Inc.
6.375% due 02/01/2025		375	323
Teleflex, Inc.
4.625% due 11/15/2027		75	72
Tempur Sealy International, Inc.
5.500% due 06/15/2026		550	531
Tenet Healthcare Corp.
5.125% due 05/01/2025		100	97
Tennant Co.
5.625% due 05/01/2025		225	231
Teva Pharmaceutical Finance Netherlands BV
6.750% due 03/01/2028		250	247
TriMas Corp.
4.875% due 10/15/2025		275	267
Triumph Group, Inc.
7.750% due 08/15/2025		300	308
TTM Technologies, Inc.
5.625% due 10/01/2025		100	100
U.S. Foods, Inc.
5.875% due 06/15/2024		450	462
United Rentals North America, Inc.
4.875% due 01/15/2028		1,400	1,354
United States Steel Corp.
8.375% due 07/01/2021		238	256
Valeant Pharmaceuticals International, Inc.
6.500% due 03/15/2022		225	233
7.000% due 03/15/2024		400	418
9.250% due 04/01/2026		425	424
Valvoline, Inc.
4.375% due 08/15/2025		175	170
ViaSat, Inc.
5.625% due 09/15/2025		225	218
Viking Cruises Ltd.
5.875% due 09/15/2027		200	190
VOC Escrow Ltd.
5.000% due 02/15/2028		200	191

112	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
West Street Merger Sub, Inc.
6.375% due 09/01/2025	$375	$359
Western Digital Corp.
4.750% due 02/15/2026	1,825	1,824
Wind Tre SpA
5.000% due 01/20/2026	100	85
Wynn Las Vegas LLC
5.250% due 05/15/2027	725	712
XPO Logistics, Inc.
6.125% due 09/01/2023	150	155

		73,555

UTILITIES 0.5%
Blue Racer Midstream LLC
6.125% due 11/15/2022	500	511
Frontier Communications Corp.
10.500% due 09/15/2022	300	252
Genesis Energy LP
5.625% due 06/15/2024	800	758
6.750% due 08/01/2022	775	799
LBC Tank Terminals Holding Netherlands BV
6.875% due 05/15/2023	250	258

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Sprint Communications, Inc.
6.000% due 11/15/2022	$2,000	$1,967
Sprint Corp.
7.125% due 06/15/2024	1,000	978
7.875% due 09/15/2023	500	512
Transocean Phoenix 2 Ltd
7.750% due 10/15/2024	315	336
Transocean Proteus Ltd.
6.250% due 12/01/2024	270	276

		6,647

Total Corporate Bonds & Notes (Cost $95,523)		94,590

SHORT-TERM INSTRUMENTS 0.0%

U.S. TREASURY BILLS 0.0%
1.504% due 04/19/2018 (c)(d)(h)	445	445

Total Short-Term Instruments (Cost $445)		445

Total Investments in Securities (Cost $1,388,530)		1,391,926

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 4.4%

SHORT-TERM INSTRUMENTS 4.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.4%
PIMCO Short-Term Floating NAV Portfolio III	6,315,479	$62,416

Total Short-Term Instruments (Cost $62,406)		62,416

Total Investments in Affiliates (Cost $62,406)		62,416

Total Investments 101.6% (Cost $1,450,936)		$1,454,342

Financial Derivative Instruments (f)(g) 0.0% (Cost or Premiums, net $6,499)		(73)

Other Assets and Liabilities, net (1.6)%		(22,937)

Net Assets 100.0%		$1,431,332

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Variation Margin
								Asset	Liability
CDX.HY-28 5-Year Index	5.000%	Quarterly	06/20/2022	$80,957	$5,642	$285	$5,927	$297	$0
CDX.HY-29 5-Year Index	5.000	Quarterly	12/20/2022	6,400	550	(125)	425	26	0
CDX.HY-30 5-Year Index	5.000	Quarterly	06/20/2023	7,900	474	16	490	36	0

					$6,666	$176	$6,842	$359	$0

Total Swap Agreements					$6,666	$176	$6,842	$359	$0

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$359	$359	$0	$0	$0	$0

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	113

Schedule of Investments PIMCO Senior Floating Rate Fund (Cont.)

Cash of $4,697 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
CBK	04/2018	EUR	1,975		$2,435	$5	$0
	04/2018		$6,184	EUR	5,013	0	(15)
GLM	04/2018	EUR	11,798		$14,589	72	0
UAG	04/2018		$10,850	EUR	8,760	0	(71)
	05/2018	EUR	8,760		$10,872	71	0

Total Forward Foreign Currency Contracts						$148	$(86)

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON INTEREST RATE INDICES

Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Receive	iBoxx USD Liquid High Yield Index	1	3-Month USD-LIBOR plus a specified spread	Maturity	06/20/2018	$12,500	$(47)	$(39)	$0	$(86)
JPM	Receive	iBoxx USD Liquid High Yield Index	1	3-Month USD-LIBOR plus a specified spread	Maturity	06/20/2018	2,325	(1)	8	7	0
MYC	Receive	iBoxx USD Liquid High Yield Index	1	3-Month USD-LIBOR plus a specified spread	Maturity	06/20/2018	37,500	(119)	(296)	0	(415)

								$(167)	$(327)	$7	$(501)

Total Swap Agreements								$(167)	$(327)	$7	$(501)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
BOA	$0	$0	$0	$0	$0	$0	$(86)	$(86)	$(86)	$0	$(86)
CBK	5	0	0	5	(15)	0	0	(15)	(10)	0	(10)
GLM	72	0	0	72	0	0	0	0	72	0	72
JPM	0	0	7	7	0	0	0	0	7	0	7
MYC	0	0	0	0	0	0	(415)	(415)	(415)	255	(160)
UAG	71	0	0	71	(71)	0	0	(71)	0	0	0

Total Over the Counter	$148	$0	$7	$155	$(86)	$0	$(501)	$(587)

(h)	Securities with an aggregate market value of $445 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2018.

(1)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

114	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2018

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$359	$0	$0	$0	$359

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$148	$0	$148
Swap Agreements	0	0	0	0	7	7

	$0	$0	$0	$148	$7	$155

	$0	$359	$0	$148	$7	$514

Financial Derivative Instruments - Liabilities
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$86	$0	$86
Swap Agreements	0	0	0	0	501	501

	$0	$0	$0	$86	$501	$587

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$9,196	$0	$0	$34	$9,230

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(601)	$0	$(601)
Swap Agreements	0	0	0	0	(417)	(417)

	$0	$0	$0	$(601)	$(417)	$(1,018)

	$0	$9,196	$0	$(601)	$(383)	$8,212

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$(3,357)	$0	$0	$0	$(3,357)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$55	$0	$55
Swap Agreements	0	0	0	0	(327)	(327)

	$0	$0	$0	$55	$(327)	$(272)

	$0	$(3,357)	$0	$55	$(327)	$(3,629)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	115

Schedule of Investments PIMCO Senior Floating Rate Fund (Cont.)

March 31, 2018

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$1,248,941	$47,950	$1,296,891
Corporate Bonds & Notes
Banking & Finance	0	14,388	0	14,388
Industrials	0	73,555	0	73,555
Utilities	0	6,647	0	6,647
Short-Term Instruments
U.S. Treasury Bills	0	445	0	445

	$0	$1,343,976	$47,950	$1,391,926

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$62,416	$0	$0	$62,416

Total Investments	$62,416	$1,343,976	$47,950	$1,454,342

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$359	$0	$359
Over the counter	0	155	0	155

	$0	$514	$0	$514

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(587)	$0	$(587)

Total Financial Derivative Instruments	$0	$(73)	$0	$(73)

Totals	$62,416	$1,343,903	$47,950	$1,454,269

There were no significant transfers among Levels 1 and 2 during the period ended March 31, 2018.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2018:

Category and Subcategory	Beginning Balance at 03/31/2017	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2018	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2018 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$33,006	$47,701	$(27,838)	$43	$(1,579)	$(1,434)	$5,807	$(7,756)	$47,950	$299

Totals	$33,006	$47,701	$(27,838)	$43	$(1,579)	$(1,434)	$5,807	$(7,756)	$47,950	$299

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2018	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$47,950	Third Party Vendor	Broker Quote	99.688-103.000

Total	$47,950

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2018 may be due to an investment no longer held or categorized as Level 3 at period end.

116	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund

March 31, 2018

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 96.7%

CORPORATE BONDS & NOTES 81.5%

BANKING & FINANCE 75.3%
American International Group, Inc.
5.750% due 04/01/2048 •		$5,400	$5,484
Australia & New Zealand Banking Group Ltd.
6.750% due 06/15/2026 •(a)(b)		4,950	5,272
Banco Bilbao Vizcaya Argentaria S.A.
8.875% due 04/14/2021 •(a)(b)	EUR	3,000	4,378
Banco Santander S.A.
4.750% due 03/19/2025 †•(a)		800	990
Bank of America Corp.
5.875% due 03/15/2028 •(a)		$7,000	7,053
8.125% due 05/15/2018 •(a)		767	771
Barclays Bank PLC
7.625% due 11/21/2022 (b)		1,300	1,429
Barclays PLC
7.250% due 03/15/2023 †•(a)	GBP	700	1,052
8.000% due 12/15/2020 •(a)(b)	EUR	2,500	3,509
BPCE S.A.
5.700% due 10/22/2023		$3,000	3,220
Brighthouse Holdings LLC
6.500% due 07/27/2037 (a)		2,000	2,220
Brookfield Finance, Inc.
3.900% due 01/25/2028		2,000	1,946
CBL & Associates LP
5.950% due 12/15/2026		2,710	2,283
Charles Schwab Corp.
5.000% due 12/01/2027 •(a)		7,500	7,338
Citigroup, Inc.
6.300% due 05/15/2024 •(a)		2,000	2,090
Cooperatieve Rabobank UA
6.625% due 06/29/2021 •(a)(b)	EUR	1,000	1,403
Credit Agricole S.A.
7.500% due 06/23/2026 •(a)(b)	GBP	3,000	4,867
Credit Suisse Group AG
7.500% due 12/11/2023 •(a)(b)		$400	434
Deutsche Bank AG
4.875% due 12/01/2032 •(b)		5,000	4,629
Discover Financial Services
5.500% due 10/30/2027 •(a)		4,000	3,915
DNB Bank ASA
6.500% due 03/26/2022 •(a)(b)		3,000	3,127
E*TRADE Financial Corp.
5.300% due 03/15/2023 •(a)		2,500	2,459
General Motors Financial Co., Inc.
5.750% due 09/30/2027 •(a)		1,000	985
Goldman Sachs Group, Inc.
5.000% due 11/10/2022 •(a)		3,000	2,925
HSBC Holdings PLC
6.250% due 03/23/2023 •(a)(b)		3,800	3,857
ING Groep NV
4.700% due 03/22/2028 †•		5,000	5,076
6.500% due 04/16/2025 •(a)(b)		3,500	3,618
Intesa Sanpaolo SpA
7.750% due 01/11/2027 •(a)(b)	EUR	2,000	3,013
JPMorgan Chase & Co.
6.100% due 10/01/2024 •(a)		$1,500	1,577

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MetLife, Inc.
5.875% due 03/15/2028 •(a)		$5,000	$5,094
Nationwide Building Society
10.250% ~(a)	GBP	15	3,294
Navient Corp.
6.750% due 06/25/2025		$1,000	1,016
Nippon Life Insurance Co.
4.000% due 09/19/2047 •		2,000	1,905
Nordea Bank AB
3.500% due 03/12/2025 †•(a)	EUR	200	241
6.125% due 09/23/2024 •(a)(b)		$1,000	1,038
Progressive Corp.
5.375% due 03/15/2023 •(a)		4,000	4,050
QNB Finance Ltd.
3.161% due 02/12/2020 †~		1,700	1,708
RBS Capital Trust
6.425% due 01/03/2034 •(a)		1,300	1,542
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 •(a)(b)		1,000	1,043
8.625% due 08/15/2021 •(a)(b)		1,000	1,089
Santander UK Group Holdings PLC
6.750% due 06/24/2024 †•(a)	GBP	3,500	5,341
Societe Generale S.A.
7.375% due 09/13/2021 •(a)(b)		$3,206	3,418
Stichting AK Rabobank Certificaten
6.500% (a)	EUR	1,200	1,811
Sumitomo Life Insurance Co.
4.000% due 09/14/2077 †•		$7,100	6,702
Svenska Handelsbanken AB
5.250% due 03/01/2021 •(a)(b)		840	843
U.S. Bancorp
5.300% due 04/15/2027 •(a)		750	769
UBS Group AG
7.000% due 02/19/2025 †•(a)(b)		5,000	5,391
UniCredit SpA
5.375% due 06/03/2025 †•(a)	EUR	2,000	2,464
Virgin Money Holdings UK PLC
8.750% due 11/10/2021 †•(a)(b)	GBP	3,200	4,774

			144,453

INDUSTRIALS 6.2%
AA Bond Co. Ltd.
5.500% due 07/31/2043		400	515
Andeavor Logistics LP
6.875% due 02/15/2023 •(a)		$1,500	1,510
Enbridge, Inc.
6.250% due 03/01/2078 •		2,000	1,985
General Electric Co.
5.000% due 01/21/2021 •(a)		8,000	7,930

			11,940

Total Corporate Bonds & Notes (Cost $152,931)			156,393

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CONVERTIBLE BONDS & NOTES 0.6%

INDUSTRIALS 0.6%
Tesla, Inc.
2.375% due 03/15/2022	$1,000	$1,044

Total Convertible Bonds & Notes (Cost $1,279)		1,044

	SHARES
COMMON STOCKS 0.5%

FINANCIALS 0.5%
Discover Financial Services	10,000	719
Wells Fargo & Co.	5,950	312

Total Common Stocks (Cost $1,060)		1,031

PREFERRED SECURITIES 3.3%

BANKING & FINANCE 3.3%
CoBank ACB
6.250% (US0003M + 4.557%) due 10/01/2022 ~(a)	2,000	212
Farm Credit Bank of Texas
10.000% due 12/15/2020 (a)(c)	3,000	3,525
Morgan Stanley
5.850% (US0003M + 3.491%) due 04/15/2027 ~(a)	100,000	2,609

Total Preferred Securities (Cost $6,602)		6,346

SHORT-TERM INSTRUMENTS 10.8%

REPURCHASE AGREEMENTS (d) 10.8%
		20,825

Total Short-Term Instruments (Cost $20,825)		20,825

Total Investments in Securities (Cost $182,697)		185,639

INVESTMENTS IN AFFILIATES 0.1%

SHORT-TERM INSTRUMENTS 0.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III	14,861	147

Total Short-Term Instruments (Cost $147)		147

Total Investments in Affiliates (Cost $147)		147

Total Investments 96.8% (Cost $182,844)		$185,786

Financial Derivative Instruments (e)(f) 0.0% (Cost or Premiums, net $143)		94

Other Assets and Liabilities, net 3.2%		6,072

Net Assets 100.0%		$191,952

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
†	All or a portion of this security is owned by PIMCO Capital Securities Fund (Cayman) Ltd., which is a 100% owned subsidiary of the Fund.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	117

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund (Cont.)

(a)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(b)	Contingent convertible security.

(c)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Farm Credit Bank of Texas	10.000%	12/15/2020	05/16/2017	$ 3,682	$3,525	1.84%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
DEU	1.900%	03/29/2018	04/02/2018	$19,800	U.S. Treasury Bonds 2.500% due 02/15/2046	$(20,326)	$19,800	$19,804
FICC	1.250	03/29/2018	04/02/2018	1,025	U.S. Treasury Notes 2.250% due 01/31/2024	(1,050)	1,025	1,025

Total Repurchase Agreements						$(21,376)	$20,825	$20,829

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
DEU	$19,804	$0	$0	$19,804	$(20,326)	$(522)
FICC	1,025	0	0	1,025	(1,050)	(25)

Total Borrowings and Other Financing Transactions(3)	$20,829	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. The Fund and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(3)	The Subsidiary did not have Borrowings and Other Financing Transactions as of period end.

The average amount of borrowings outstanding during the period ended March 31, 2018 was $(224) at a weighted average interest rate of (1.000)%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(e)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
Description						Asset	Liability
U.S. Treasury 5-Year Note June Futures	06/2018	15	$	1,717	$10	$2	$0

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Euro-Bund 10-Year Bond June Futures	06/2018	11	EUR	(2,158)	$(42)	$0	$(3)
U.S. Treasury 10-Year Note June Futures	06/2018	7	$	(848)	(8)	0	(1)

					$(50)	$0	$(4)

Total Futures Contracts					$(40)	$2	$(4)

118	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2018

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive(1)	6-Month GBP-LIBOR	1.500%	Semi-Annual	09/19/2028	GBP	6,400	$147	$(106)	$41	$0	$(34)
Receive(1)	6-Month GBP-LIBOR	1.750	Semi-Annual	09/19/2048		700	(34)	(22)	(56)	0	(6)

							$113	$(128)	$(15)	$0	$(40)

Total Swap Agreements							$113	$(128)	$(15)	$0	$(40)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared(2)	$0	$2	$0	$2	$0	$(4)	$(40)	$(44)

Cash of $581 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(2)	The Subsidiary did not have Exchange-Traded or Centrally Cleared financial derivative instruments as of period end.

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
							Asset	Liability
BPS	04/2018	†		$3,299	EUR	2,657	$0	$(29)
	05/2018	†	EUR	2,657		$3,306	29	0
CBK	04/2018			211		260	1	0
	04/2018	†	GBP	12,825		18,032	42	(5)
	04/2018	†		$99	GBP	70	0	(1)
GLM	04/2018	†	EUR	18,156		$22,451	110	0
	04/2018		GBP	820		1,138	0	(12)
	04/2018			$361	EUR	296	3	0
	04/2018			210	GBP	148	0	(2)
HUS	04/2018			14,461		10,170	0	(192)
	05/2018		GBP	10,170		$14,478	192	0
IND	04/2018	†		$6,288	GBP	4,442	0	(55)
	05/2018	†	GBP	4,442		$6,296	55	0
JPM	04/2018			$3,208	EUR	2,587	0	(25)
	04/2018			193	GBP	140	4	0
SSB	04/2018		GBP	1,325		$1,839	0	(21)
UAG	04/2018			$15,698	EUR	12,674	0	(103)
	05/2018		EUR	12,674		$15,730	104	0

Total Forward Foreign Currency Contracts							$540	$(445)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	SFR Group SA	5.000%	Quarterly	12/20/2022	4.261%	EUR	1,000	$30	$11	$41	$0

Total Swap Agreements								$30	$11	$41	$0

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	119

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(4)
PIMCO Preferred and Capital Securities Fund
BPS	$0	$0	$41	$41	$0	$0	$0	$0	$41	$0	$41
CBK	28	0	0	28	(5)	0	0	(5)	23	0	23
GLM	98	0	0	98	(14)	0	0	(14)	84	0	84
HUS	192	0	0	192	(192)	0	0	(192)	0	0	0
JPM	4	0	0	4	(25)	0	0	(25)	(21)	0	(21)
SSB	0	0	0	0	(21)	0	0	(21)	(21)	0	(21)
UAG	104	0	0	104	(103)	0	0	(103)	1	0	1

PIMCO Capital Securities Fund (Cayman) Ltd.
BPS	29	0	0	29	(29)	0	0	(29)	0	0	0
CBK	15	0	0	15	(1)	0	0	(1)	14	0	14
GLM	15	0	0	15	0	0	0	0	15	0	15
IND	55	0	0	55	(55)	0	0	(55)	0	0	0

Total Over the Counter	$540	$0	$41	$581	$(445)	$0	$0	$(445)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same master agreement with the same legal entity. The Fund and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting agreements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Consolidated Statements of Assets and Liabilities as of March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$2	$2

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$540	$0	$540
Swap Agreements	0	41	0	0	0	41

	$0	$41	$0	$540	$0	$581

	$0	$41	$0	$540	$2	$583

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$4	$4
Swap Agreements	0	0	0	0	40	40

	$0	$0	$0	$0	$44	$44

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$445	$0	$445

	$0	$0	$0	$445	$44	$489

120	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2018

The effect of Financial Derivative Instruments on the Consolidated Statements of Operations for the period ended March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$19	$19
Swap Agreements	0	86	0	0	295	381

	$0	$86	$0	$0	$314	$400

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(4,362)	$0	$(4,362)
Swap Agreements	0	59	0	0	0	59

	$0	$59	$0	$(4,362)	$0	$(4,303)

	$0	$145	$0	$(4,362)	$314	$(3,903)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(41)	$(41)
Swap Agreements	0	0	0	0	(119)	(119)

	$0	$0	$0	$0	$(160)	$(160)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$198	$0	$198
Swap Agreements	0	(37)	0	0	0	(37)

	$0	$(37)	$0	$198	$0	$161

	$0	$(37)	$0	$198	$(160)	$1

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$144,453	$0	$144,453
Industrials	0	11,940	0	11,940
Convertible Bonds & Notes
Industrials	0	1,044	0	1,044
Common Stocks
Financials	1,031	0	0	1,031
Preferred Securities
Banking & Finance	2,609	3,737	0	6,346
Short-Term Instruments
Repurchase Agreements	0	20,825	0	20,825

	$3,640	$181,999	$0	$185,639

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$147	$0	$0	$147

Total Investments	$3,787	$181,999	$0	$185,786

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$2	$0	$0	$2
Over the counter	0	581	0	581

	$2	$581	$0	$583

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(4)	(40)	0	(44)
Over the counter	0	(445)	0	(445)

	$(4)	$(485)	$0	$(489)

Total Financial Derivative Instruments	$(2)	$96	$0	$94

Totals	$3,785	$182,095	$0	$185,880

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	121

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class, Class A and Class C shares of the funds (each a “Fund” and collectively, the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds.

On March 23, 2018, PIMCO processed an automatic conversion of all Class D shares of the following Funds into Class A shares of the same Fund: PIMCO Credit Absolute Return Fund, PIMCO Diversified Income Fund, PIMCO High Yield Spectrum Fund, PIMCO Low Duration Income Fund, PIMCO Senior Floating Rate Fund, and PIMCO Preferred and Capital Securites Fund. Shareholders of Class D of a Fund received Class A shares of equal value to their outstanding shares of Class D as of March 23, 2018. The conversion was tax-free and shareholders did not have to pay any sales charge, fee or other charge in connection with the conversion.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Funds is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities

122	PIMCO CREDIT BOND FUNDS

March 31, 2018

held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the respective Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders  The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.

Distribution Frequency
Fund Name	Declared	Distributed
PIMCO Diversified Income Fund	Daily	Monthly
PIMCO High Yield Spectrum Fund	Daily	Monthly
PIMCO Long-Term Credit Fund	Daily	Monthly
PIMCO Low Duration Income Fund	Daily	Monthly
PIMCO Senior Floating Rate Fund	Daily	Monthly
PIMCO Credit Absolute Return Fund	Quarterly	Quarterly
PIMCO Preferred and Capital Securities Fund	Quarterly	Quarterly

Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

If a Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund estimates the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is estimated that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include, among others, the treatment of paydowns on mortgage-backed securities purchased at a discount and periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be reported on Form 1099 DIV sent to shareholders for the calendar year.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gain (loss) and/or paid in capital to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements  In March 2016, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2016-05, which provides guidance related to the impact of derivative contract novations on certain relationships under Accounting Standards Codification (“ASC”) 815. The ASU is effective for annual periods beginning after December 15, 2016, and interim periods within those annual periods. The Funds have adopted the ASU. The implementation of the ASU did not have an impact on the Funds’ financial statements.

In August 2016, the FASB issued ASU 2016-15 which amends ASC 230 to clarify guidance on the classification of certain cash receipts and cash payments in the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods

ANNUAL REPORT	MARCH 31, 2018	123

Notes to Financial Statements (Cont.)

within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2016, the U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and also change the rules governing the form and content of such financial statements. The compliance date for these amendments was August 1, 2017. Compliance is based on reporting period-end date. Management has adopted these amendments and the changes are incorporated in the financial statements.

In November 2016, the FASB issued ASU 2016-18 which amends ASC 230 to provide guidance on the classification and presentation of changes in restricted cash and restricted cash equivalents on the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In March 2017, the FASB issued ASU 2017-08 which provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Funds have adopted the ASU. The implementation of the ASU did not have an impact on the Funds’ financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of a Fund’s shares is based on the Fund’s NAV. The NAV of a Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to that Fund or class, by the total number of shares outstanding of that Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Fund reserves the right to change the time as of which its respective NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Funds’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Adviser to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. A Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of

124	PIMCO CREDIT BOND FUNDS

March 31, 2018

the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”),

generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

ANNUAL REPORT	MARCH 31, 2018	125

Notes to Financial Statements (Cont.)

∎

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Services (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair value   The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are

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categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithm formulas based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay

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Notes to Financial Statements (Cont.)

Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The tables below show the Funds’ transactions in and earnings from investments in the affiliated Funds for the period ended March 31, 2018 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio
Fund Name	Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2018	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Diversified Income Fund	$0	$29,831	$0	$0	$(51)	$29,780	$223	$8
PIMCO High Yield Spectrum Fund	0	30,071	(30,077)	6	0	0	90	0

Investments in PIMCO Short-Term Floating NAV Portfolio III
Fund Name	Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2018	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Credit Absolute Return Fund	$117,651	$323,997	$(427,000)	$(21)	$2	$14,629	$696	$0
PIMCO Diversified Income Fund	20,925	1,254,936	(1,088,200)	(102)	11	187,570	2,536	0
PIMCO High Yield Spectrum Fund	200,620	999,334	(1,112,100)	(32)	(9)	87,813	1,734	0
PIMCO Long-Term Credit Fund	103,208	1,623,220	(1,692,100)	18	0	34,346	320	0
PIMCO Low Duration Income Fund	5,550	1,081,298	(1,055,300)	(71)	4	31,481	798	0
PIMCO Senior Floating Rate Fund	167,457	836,189	(941,200)	(41)	11	62,416	2,689	0
PIMCO Preferred and Capital Securities Fund	13,011	36	(12,900)	1	(1)	147	36	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Funds may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Delayed-Delivery Transactions  involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, a Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds  are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loan Participations, Assignments and Originations  are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Fund or Funds. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When a Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans,

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which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Funds may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Funds may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. As of March 31, 2018, the PIMCO Credit Absolute Return Fund, PIMCO Diversified Income Fund, PIMCO High Yield Spectrum Fund, PIMCO Long-Term Credit Fund, PIMCO Low Duration Income Fund and PIMCO Senior Floating Rate Fund had $7,006,452, $9,966,480, $6,000,000, $5,000,000, $3,600,000 and $3,701,870 respectively, in unfunded loan commitments outstanding.

Mortgage-Related and Other Asset-Backed Securities  directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and each Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) a Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or

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Notes to Financial Statements (Cont.)

private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches”, with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Payment In-Kind Securities  (“PIKs”) may give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Statements of Assets and Liabilities.

Real Estate Investment Trusts  (“REITs”) are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. Distributions received from REITs may be characterized as income, capital gain or a return of capital. A return of capital is recorded by a Fund as a reduction to the cost basis of its investment in the REIT. REITs are subject to management fees and other expenses, and so the Funds that invest in REITs will bear their proportionate share of the costs of the REITs’ operations.

Restricted Investments  are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933.

Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Funds at March 31, 2018 are disclosed in the Notes to Schedules of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

Roll-timing strategies can be used where a Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively.

Warrants  are securities that are usually issued together with a debt security or preferred security and that give the holder the right to buy a

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proportionate amount of common stock at a specified price. Warrants are freely transferable and are often traded on major exchanges. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt securities. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt securities at the same coupon rate. A decline in interest rates would permit a Fund to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.

When-Issued Transactions  are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by a Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below.

(a) Line of Credit  The PIMCO High Yield Spectrum Fund and PIMCO Senior Floating Rate Fund entered into a 364-day senior unsecured revolving credit agreement with State Street Bank & Trust Company and other commercial banks to be utilized for temporary purposes to fund shareholder redemptions or for other short-term liquidity purposes. State Street Bank & Trust Company serves as both a bank and as an agent for the other banks that are parties to the agreement. The Funds pay financing charges based on a combination of LIBOR-based variable plus a credit spread. The Funds also pay a fee of 0.15% per annum on the unused maximum available commitment. As of March 31, 2018, if applicable any outstanding borrowings would be disclosed as a payable for line of credit on the Statements of Assets and Liabilities. Commitment, upfront and interest fees, if any, paid by the Funds are disclosed as part of the interest expense on the Statement of Operations.

During the period, there were no borrowings on this line of credit. The maximum available commitment and related fees for the revolving credit agreement are:

Funds	Maximum Available Commitment*	Expiration Date	Commitment and Upfront Fees
PIMCO High Yield Spectrum Fund	$51,000,000	09/04/2018	$171,102
PIMCO Senior Floating Rate Fund	$174,000,000	09/04/2018	$333,008

*	Maximum available commitment prior to renewal on September 5, 2017, for PIMCO High Yield Spectrum Bond and PIMCO Senior Floating Rate Fund was $111,862,745 and $127,843,137, respectively. The agreements expire on September 4, 2018 unless extended or renewed.

(b) Repurchase Agreements  Under the terms of a typical repurchase agreement, a Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by a Fund’s custodian or designated subcustodians under tri-party repurchase agreements and in certain instances will remain in custody with the counterparty. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are

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Notes to Financial Statements (Cont.)

included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(c) Reverse Repurchase Agreements  In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(d) Sale-Buybacks  A sale-buyback financing transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(e) Short Sales  Short sales are transactions in which a Fund sells a security that it may not own. A Fund may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When a Fund engages in a short sale, it may borrow the security sold short and deliver it to the counterparty. A Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statements of Assets and Liabilities. Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to a Fund. A short sale is “against the box” if a Fund holds in its portfolio or has the right to acquire the security sold short at no additional cost. A Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” A Fund’s loss on a short sale could theoretically be unlimited in cases where a Fund is unable, for whatever reason, to close out its short position.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Funds may enter into the financial derivative instruments described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on how and why the Funds use financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Forward Foreign Currency Contracts  may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a

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forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  are agreements to buy or sell a security or other asset for a set price on a future date. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts  may be written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Credit Default Swaptions  may be written or purchased to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection on a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Foreign Currency Options  may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Inflation-Capped Options  may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect a Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Interest Rate Swaptions  may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

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Notes to Financial Statements (Cont.)

Options on Exchange-Traded Futures Contracts  (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Indices  (“Index Option”) use a specified index as the underlying instrument for the option contract. The exercise for an Index Option will not include physical delivery of the underlying index but will result in a cash transfer of the amount of the difference between the settlement price of the underlying index and the strike price.

Options on Securities  may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(d) Swap Agreements  are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap.

These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gain (loss) on the Statements of Operations.

For purposes of applying a Fund’s investment policies and restrictions, swap agreements are generally valued by a Fund at market value. In the case of a credit default swap, in applying certain of a Fund’s investment policies and restrictions, the Funds will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure value for purposes of a Fund’s credit quality guidelines (if any) because such value in general better reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, a Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in a Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

To the extent a Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

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Credit Default Swap Agreements  on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the agreement, undergoes a certain credit event. Unlike credit default swaps on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues, deliverable obligations in most instances would be limited to the specific referenced obligation, or in some cases specific tranches of the specified reference obligation, as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default

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Notes to Financial Statements (Cont.)

for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  may be entered into to help hedge against interest rate risk exposure and to maintain a Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Funds hold may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements  are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, a Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Fund would owe payments on any net positive total return, and would receive payments in the event of a net negative total return.

7. PRINCIPAL RISKS

The principal risks of investing in a Fund, which could adversely affect its net asset value, yield and total return, are listed below.

Risks	PIMCO Credit Absolute Return Fund	PIMCO Diversified Income Fund	PIMCO High Yield Spectrum Fund	PIMCO Long-Term Credit Fund	PIMCO Low Duration Income Fund	PIMCO Senior Floating Rate Fund	PIMCO Preferred and Capital Securities Fund
New/Small Fund	—	—	—	—	—	—	x
Interest Rate	x	x	x	x	x	x	x
Call	x	x	x	x	x	x	x
Credit	x	x	x	x	x	x	x
Capital Securities	—	—	—	—	—	—	x
Preferred Securities	—	—	—	—	—	—	x
Concentration in Banking Industries	—	—	—	—	—	—	x
Contingent Convertible Securities	—	—	—	—	—	—	x
High Yield	x	x	x	x	x	x	x

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Risks	PIMCO Credit Absolute Return Fund	PIMCO Diversified Income Fund	PIMCO High Yield Spectrum Fund	PIMCO Long-Term Credit Fund	PIMCO Low Duration Income Fund	PIMCO Senior Floating Rate Fund	PIMCO Preferred and Capital Securities Fund
Market	x	x	x	x	x	x	x
Issuer	x	x	x	x	x	x	x
Liquidity	x	x	x	x	x	x	x
Derivatives	x	x	x	x	x	x	x
Equity	x	x	x	x	x	—	x
Mortgage-Related and Other Asset-Backed Securities	x	x	—	x	x	—	—
Foreign (Non-U.S.) Investment	x	x	x	x	x	x	x
Emerging Markets	x	x	x	x	x	x	x
Sovereign Debt	x	x	x	x	x	x	x
Currency	x	x	x	x	x	—	x
Leveraging	x	x	x	x	x	x	x
Management	x	x	x	x	x	x	x
Subsidiary	—	—	—	—	—	—	x
Regulation S Securities	—	—	—	—	—	—	x
Short Exposure	x	x	x	x	x	x	x
Convertible Securities	x	—	—	—	—	—	—
Senior Loan	x	—	—	—	—	x	—
Distribution Rate	—	—	—	—	x	—	—

Please see “Description of Principal Risks” in a Fund’s prospectus for a more detailed description of the risks of investing in a Fund.

New/Small Fund Risk  is the risk that a new or smaller Fund’s performance may not represent how a Fund is expected to or may perform in the long term. In addition, new Funds have limited operating histories for investors to evaluate and new and smaller Funds may not attract sufficient assets to achieve investment and trading efficiencies.

Interest Rate Risk  is the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Call Risk  is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that a Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk  is the risk that a Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

Capital Securities Risk  is the risk that the value of securities issued by U.S. and non-U.S. financial institutions that can be used to satisfy their regulatory capital requirements may decline in response to changes in legislation and regulations applicable to financial institutions and financial markets, increased competition, adverse changes in general or industry-specific economic conditions, or unfavorable interest rates. By investing under normal circumstances at least 80% of its assets in a combination of preferred securities and Capital Securities, the PIMCO Preferred and Capital Securities Fund will be more susceptible to these risks than a fund that does not invest in Capital Securities to the same extent as the Fund.

Preferred Securities Risk  is the risk that preferred securities may be subject to greater credit or other risks than senior debt instruments. In addition, preferred securities are subject to other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rate, regulatory changes and special redemption rights.

Concentration in Banking Industries Risk  is the risk of concentrating in industries related to banking, including interest rate risk, market risk, the risk of heightened competition and the risk that legislation and other government actions could adversely affect such industries.

Contingent Convertible Securities Risk  is the risk of investing in contingent convertible securities, including the risk that interest payments will be cancelled by the issuer or a regulatory authority, the risk of ranking junior to other creditors in the event of a liquidation or other bankruptcy-related event as a result of holding subordinated debt, the risk of a Fund’s investment becoming further subordinated as a result of conversion from debt to equity, the risk that principal amount due can be written down to a lesser amount, and the general

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Notes to Financial Statements (Cont.)

risks applicable to fixed income investments, including interest rate risk, credit risk, market risk and liquidity risk, any of which could result in losses to a Fund.

High Yield Risk  is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk  is the risk that the value of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk  is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Liquidity Risk  is the risk that a particular investment may be difficult to purchase or sell and that a Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk  is the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a Fund could lose more than the initial amount invested. A Fund’s use of derivatives may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with a Fund’s clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact a Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and a Fund’s performance.

Equity Risk  is the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Mortgage-Related and Other Asset-Backed Securities Risk  is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk.

Foreign (Non-U.S.) Investment Risk  is the risk that investing in foreign (non-U.S.) securities may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk  is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk  is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk  is the risk that foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar and affect a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk  is the risk that certain transactions of a Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing a Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

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March 31, 2018

Management Risk  is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing a Fund. There is no guarantee that the investment objective of a Fund will be achieved.

Subsidiary Risk  is the risk that, by investing in the Fund’s subsidiary, a Fund is indirectly exposed to the risks associated with the subsidiary’s investments. Fund subsidiaries are not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of a subsidiary will be achieved.

Regulation S Securities Risk  is the risk that Regulation S securities may be less liquid than publicly traded securities and may not be subject to the disclosure and other investor protection requirements that would be applicable if they were publicly traded. Accordingly, Regulation S Securities may involve a high degree of business and financial risk and may result in substantial losses.

Short Exposure Risk  is the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to a Fund.

Convertible Securities Risk  is the risk that arises when convertible securities share both fixed income and equity characteristics. Convertible securities are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk.

Senior Loan Risk  is the risk that investing in senior loans, including bank loans, exposes a Fund to heightened credit risk, call risk, settlement risk and liquidity risk. If an issuer of a senior loan prepays or redeems the loan prior to maturity, a Fund will have to reinvest the proceeds in other senior loans or instruments that may pay lower interest rates.

Distribution Rate Risk  is the risk that a Fund’s distribution rate may change unexpectedly as a result of numerous factors, including changes in realized and projected market returns, fluctuations in market interest rates, Fund performance and other factors.

8. MASTER NETTING ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or sale-buyback transactions by and between

ANNUAL REPORT	MARCH 31, 2018	139

Notes to Financial Statements (Cont.)

a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission (“CFTC”). In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Schedules of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between a Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fees and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Investment Advisory Fee	Supervisory and Administrative Fee
Fund Name	All Classes	Institutional Class	Class P	Administrative Class	Class A		Class C
PIMCO Credit Absolute Return Fund	0.60%	0.30%	0.40%	N/A	0.45%		0.45%
PIMCO Diversified Income Fund	0.45%	0.30%	0.40%	0.30%	0.45%		0.45%
PIMCO High Yield Spectrum Fund	0.30%	0.30%	0.40%	N/A	0.40%		0.40%
PIMCO Long-Term Credit Fund	0.30%	0.25%	0.35%	N/A	0.40%	*	N/A
PIMCO Low Duration Income Fund(1)	0.30%	0.20%	0.30%	N/A	0.35%		0.35%
PIMCO Senior Floating Rate Fund	0.40%	0.30%	0.40%	N/A	0.35%		0.35%
PIMCO Preferred and Capital Securities Fund(2)	0.44%	0.35%	0.45%	N/A	0.45%		0.45%	~

140	PIMCO CREDIT BOND FUNDS

March 31, 2018

*	This particular share class has been registered with the SEC, but has not yet launched.
~	This share class was liquidated during the reporting period.
(1)	PIMCO has contractually agreed, through July 31, 2018, to waive its Investment Advisory Fee by 0.05% of the average daily net assets of the Fund.
(2)

PIMCO has contractually agreed to waive the Fund’s Investment Advisory Fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Capital Securities Fund (Cayman) Ltd.

(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A and Class C shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares, and in connection with personal services rendered to Class A and Class C shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A and Class C shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of each Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, a Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits a Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A
All Funds	—	0.25%
Class C
PIMCO Low Duration Income Fund	0.30%	0.25%
All Other Funds	0.75%	0.25%

	Distribution and/or Servicing Fee
Administrative Class
All Funds	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund. For the period ended

March 31, 2018, the Distributor retained $8,573,595 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Redemption Fees  Shareholders of the PIMCO Senior Floating Rate Fund are subject to a redemption fee on redemptions and exchanges of 1.00% of the NAV of the PIMCO Senior Floating Rate Fund shares redeemed or exchanged. Redemption fees are charged on shares redeemed or exchanged within 30 days after their acquisition, including shares acquired through exchanges. Actual redemption fees charged are reported on the Statements of Changes in Net Assets.

(e) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) taxes and governmental fees; (ii) brokerage fees and commissions and other portfolio transaction expenses; (iii) the costs of borrowing money, including interest expense; (iv) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (v) extraordinary expense, including costs of litigation and indemnification expenses; (vi) organizational expenses; and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $152,300, plus $15,750 for each Board meeting attended in person, $775 ($2,025 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each Board meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $18,000 and each other committee chair receives an additional annual retainer of $4,500. Each Trustee, other than the Trustees affiliated with PIMCO, or its affiliates, receives $775 for each Valuation Oversight Committee meeting attended. In addition, the Valuation Oversight Committee co-leads together receive an additional

ANNUAL REPORT	MARCH 31, 2018	141

Notes to Financial Statements (Cont.)

retainer of $11,500, which amount is divided evenly among the co-leads so that each individually receives an additional annual retainer of $5,750. The Lead Independent Trustee receives an annual retainer of $13,000.

These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets except PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(f) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed to waive a portion of the Funds’ Supervisory and Administrative Fee, or reimburse each Fund, to the extent that each

Fund’s organizational expenses and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of each Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to the Fee Waiver Agreement, PIMCO contractually agreed to reduce its Investment Advisory Fee for the PIMCO Low Duration Income Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The Waiver is reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO.

Under certain conditions, PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. The total recoverable amounts to PIMCO (from the Fee Waiver Agreement and Expense Limitation Agreement combined) at March 31, 2018, were as follows (amounts in thousands†):

	Expiring Within
Fund Name	12 months	13-24 months	25-36 months	Total
PIMCO Low Duration Income Fund	$0	$0	$497	$497
PIMCO Preferred and Capital Securities Fund	75	0	1	76

†	A zero balance may reflect actual amounts rounding to less than one thousand.

(g) Acquired Fund Fees and Expenses  PIMCO Capital Securities Fund (Cayman) Ltd. (the “Subsidiary”), has entered into a separate contract with PIMCO for the management of the Subsidiary’s portfolio pursuant to which the Subsidiary pays PIMCO a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the Investment Advisory Fee and the Supervisory and Administrative Fees it receives from the Subsidiary in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Subsidiary is in place. The waiver is reflected in the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. During the period ended March 31, 2018, the amount was $94,737. See Note 14, Basis for Consolidation in the Notes to Financial Statements for more information regarding the Subsidiary.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended March 31, 2018, the Funds below engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act (amounts in thousands†):

Fund Name	Purchases	Sales
PIMCO Credit Absolute Return Fund	$22,454	$45,971
PIMCO Diversified Income Fund	30,695	119,123
PIMCO High Yield Spectrum Fund	12,824	230,169
PIMCO Long-Term Credit Fund	68,948	32,301
PIMCO Low Duration Income Fund	161,066	2,676
PIMCO Senior Floating Rate Fund	76,061	75,943
PIMCO Preferred and Capital Securities Fund	4,230	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

142	PIMCO CREDIT BOND FUNDS

March 31, 2018

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The transaction costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended March  31, 2018, were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
PIMCO Credit Absolute Return Fund	$173,364	$110,148	$382,243	$262,153
PIMCO Diversified Income Fund	3,467,763	3,381,535	700,380	770,068
PIMCO High Yield Spectrum Fund	0	0	238,576	990,441
PIMCO Long-Term Credit Fund	3,026,288	2,944,975	1,104,958	610,963
PIMCO Low Duration Income Fund	1,261,229	1,084,002	1,290,973	133,735
PIMCO Senior Floating Rate Fund	0	0	1,023,251	504,748
PIMCO Preferred and Capital Securities Fund	0	0	283,844	187,543

†	A zero balance may reflect actual amounts rounding to less than one thousand.

ANNUAL REPORT	MARCH 31, 2018	143

Notes to Financial Statements (Cont.)

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO Credit Absolute Return Fund						PIMCO Diversified Income Fund
	Year Ended 03/31/2018				Year Ended 03/31/2017		Year Ended 03/31/2018				Year Ended 03/31/2017
	Shares		Amount		Shares	Amount	Shares		Amount		Shares	Amount
Receipts for shares sold
Institutional Class	14,062		$142,918		11,703	$113,941	57,339		$627,245		81,594	$864,514
Class P	5,933		60,166		2,023	19,939	6,837		74,553		4,693	49,878
Administrative Class	0		0		0	0	363		3,973		682	7,258
Class D	1,349		13,662		947	9,358	2,639		28,813		3,524	37,448
Class A	2,447	(a)	24,811	(a)	312	3,103	13,300	(b)	143,542	(b)	5,077	53,940
Class C	253		2,547		142	1,394	1,416		15,468		1,974	20,949
Issued as reinvestment of distributions
Institutional Class	1,319		13,346		1,083	10,523	10,305		112,645		9,796	104,078
Class P	201		2,032		64	622	423		4,621		277	2,946
Administrative Class	0		0		0	0	49		536		47	501
Class D	44		447		30	293	235		2,571		228	2,421
Class A	56		569		32	310	717		7,836		625	6,639
Class C	21		211		16	153	255		2,789		318	3,373
Cost of shares redeemed
Institutional Class	(14,453)		(146,895)		(16,136)	(156,325)	(51,154)		(558,335)		(55,079)	(584,970)
Class P	(3,162)		(31,986)		(1,083)	(10,477)	(3,040)		(33,148)		(2,419)	(25,638)
Administrative Class	0		0		0	0	(642)		(6,976)		(451)	(4,731)
Class D	(2,397	)(a)	(24,201	)(a)	(612)	(6,001)	(7,960	)(b)	(85,525	)(b)	(3,211)	(34,012)
Class A	(576)		(5,891)		(936)	(9,179)	(5,378)		(58,834)		(4,623)	(48,983)
Class C	(206)		(2,068)		(247)	(2,368)	(3,731)		(40,600)		(2,833)	(29,991)
Net increase (decrease) resulting from Fund share transactions	4,891		$49,668		(2,662)	$(24,714)	21,973		$241,174		40,219	$425,620

144	PIMCO CREDIT BOND FUNDS

March 31, 2018

PIMCO High Yield Spectrum Fund						PIMCO Long-Term Credit Fund						PIMCO Low Duration Income Fund
Year Ended 03/31/2018				Year Ended 03/31/2017		Year Ended 03/31/2018		Year Ended 03/31/2017				Year Ended 03/31/2018				Year Ended 03/31/2017
Shares		Amount		Shares	Amount	Shares	Amount	Shares		Amount		Shares		Amount		Shares		Amount

26,081		$261,584		68,696	$666,632	91,573	$1,105,107	45,391		$534,807		83,829		$716,883		6,352		$52,883
4,481		44,864		6,348	61,275	1,508	17,978	3,984		46,341		66,481		568,178		5,962		49,613
0		0		0	0	0	0	0		0		0		0		1	(h)	16	(h)
8,134		81,743		11,282	109,684	0	0	227	(g)	2,788	(g)	7,732		66,071		5,576		46,152
8,023	(c)	79,140	(c)	5,111	49,957	0	0	0		0		72,381	(d)	618,701	(d)	12,301		102,215
394		3,957		499	4,828	0	0	0		0		5,600		47,885		2,418		20,060

4,617		46,291		11,198	108,814	11,311	136,412	12,752		150,858		1,065		9,113		310		2,530
780		7,814		996	9,686	194	2,343	107		1,262		445		3,807		84		690
0		0		0	0	0	0	0		0		0		0		1	(h)	5	(h)
337		3,388		401	3,901	0	0	8	(g)	92	(g)	139		1,189		89		732
216		2,162		162	1,584	0	0	0		0		888		7,596		448		3,660
47		473		43	421	0	0	0		0		198		1,690		255		2,080

(115,334)		(1,155,710)		(109,866)	(1,064,186)	(64,409)	(770,894)	(83,479)		(995,070)		(13,796)		(117,984)		(5,461)		(44,817)
(4,152)		(41,707)		(6,918)	(67,205)	(674)	(8,120)	(7,283)		(82,237)		(13,935)		(119,056)		(2,000)		(16,528)
0		0		0	0	0	0	0		0		0		0		(37	)(h)	(306	)(h)
(15,214	)(c)	(150,887	)(c)	(10,513)	(101,984)	0	0	(365	)(g)	(4,200	)(g)	(12,591	)(d)	(107,322	)(d)	(2,693)		(22,185)
(4,059)		(40,598)		(2,897)	(28,138)	0	0	0		0		(31,054)		(265,569)		(7,706)		(63,339)
(352)		(3,519)		(221)	(2,141)	0	0	0		0		(4,080)		(34,788)		(3,617)		(29,544)
(86,001)		$(861,005)		(25,679)	$(246,872)	39,503	$482,826	(28,658)		$(345,359)		163,302		$1,396,394		12,283		$103,917

ANNUAL REPORT	MARCH 31, 2018	145

Notes to Financial Statements (Cont.)

	PIMCO Senior Floating Rate Fund						PIMCO Preferred and Capital Securities Fund
	Year Ended 03/31/2018				Year Ended 03/31/2017		Year Ended 03/31/2018				Year Ended 03/31/2017
	Shares		Amount		Shares	Amount	Shares		Amount		Shares	Amount
Receipts for shares sold
Institutional Class	51,864		$516,310		47,828	$470,477	11,424		$120,044		4,680	$47,542
Class P	1,583		15,709		739	7,323	2,983		31,429		554	5,685
Administrative Class	0		0		0	0	0		0		0	0
Class D	335		3,331		623	6,160	4,538		47,436		497	4,969
Class A	4,416	(e)	43,837	(e)	4,566	45,227	3,447	(f)	35,856	(f)	205	2,059
Class C	644		6,395		1,321	13,072	260	(i)	2,741	(i)	53	530
Issued as reinvestment of distributions
Institutional Class	5,724		56,895		3,698	36,523	671		7,005		221	2,201
Class P	61		608		47	466	134		1,402		10	100
Administrative Class	0		0		0	0	0		0		0	0
Class D	41		407		48	472	160		1,672		26	259
Class A	320		3,176		241	2,383	56		585		6	59
Class C	143		1,421		145	1,429	9	(i)	99	(i)	2	18
Cost of shares redeemed
Institutional Class	(44,808)		(445,055)		(17,817)	(175,615)	(6,398)		(67,490)		(1,862)	(18,557)
Class P	(809)		(8,038)		(676)	(6,680)	(156)		(1,635)		(14)	(136)
Administrative Class	0		0		0	0	0		0		0	0
Class D	(1,737	)(e)	(17,211	)(e)	(734)	(7,243)	(5,250	)(f)	(54,793	)(f)	(265)	(2,652)
Class A	(3,938)		(39,113)		(2,707)	(26,723)	(247)		(2,589)		(272)	(2,632)
Class C	(1,837)		(18,265)		(1,467)	(14,444)	(327	)(i)	(3,444	)(i)	(13)	(132)
Net increase (decrease) resulting from Fund share transactions	12,002		$120,407		35,855	$352,827	11,304		$118,318		3,828	$39,313

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	On March 23, 2018, 1,084 Class D shares in the amount of $10,874 converted into Class A shares of the Fund.
(b)	On March 23, 2018, 5,947 Class D shares in the amount of $63,564 converted into Class A shares of the Fund.
(c)	On March 23, 2018, 5,051 Class D shares in the amount of $49,373 converted into Class A shares of the Fund.
(d)	On March 23, 2018, 8,519 Class D shares in the amount of $72,564 converted into Class A shares of the Fund.
(e)	On March 23, 2018, 1,259 Class D shares in the amount of $12,463 converted into Class A shares of the Fund.
(f)	On March 23, 2018, 1,848 Class D shares in the amount of $18,927 converted into Class A shares of the Fund.
(g)	Class D Shares liquidated at the close of business on January 13, 2017
(h)	Administrative Class Shares liquidated at the close of business on October 28, 2016.
(i)	Class C Shares liquidated at the close of business on January 31, 2018.

The following table discloses the number of shareholders that own 10% or more of the outstanding shares of a Fund along with their respective percent ownership, if any, for the period ended March 31, 2018. Some of these shareholders may be considered related parties, which may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

	Shareholders that own 10% or more of outstanding shares		Total percentage of portfolio held by shareholders that own 10% or more of outstanding shares
	Non-Related Parties	Related Parties	Non-Related Parties	Related Parties
PIMCO Credit Absolute Return Fund	2	0	25%	0%
PIMCO High Yield Spectrum Fund	0	2	0%	52%
PIMCO Long-Term Credit Fund	2	0	35%	0%
PIMCO Senior Floating Rate Fund	0	2	0%	68%

14. BASIS FOR CONSOLIDATION

The Subsidiary, a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the PIMCO Preferred and Capital Securities Fund (the “PCS Fund”) in order to effect certain investments for the PCS Fund consistent with the PCS Fund’s investment objectives and policies as specified in its prospectus and statement of additional information. The PCS Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the PCS Fund and the Subsidiary. The consolidated financial statements include the accounts of the PCS Fund

146	PIMCO CREDIT BOND FUNDS

March 31, 2018

and the Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the PCS Fund and the Subsidiary, comprising the entire issued share capital of the Subsidiary, with the intent that the PCS Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association, shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. See the table below for details regarding the structure, incorporation and relationship as of period end of the Subsidiary to the PCS Fund (amounts in thousands†).

Date of Incorporation	02/04/2015
Subscription Agreement	03/01/2015
Consolidated Fund Net Assets	$191,952
Subsidiary % of Fund Net Assets	13.4%
Subsidiary Financial Statement Information
Total assets	$25,915
Total liabilities	99
Net assets	$25,816
Total income	739
Net investment income (loss)	644
Net realized gain (loss)	(339)
Net change in unrealized appreciation (depreciation)	983
Increase (decrease) in net assets resulting from operations	$1,288

†	A zero balance may reflect actual amounts rounding to less than one thousand.

15. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

16. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of March  31, 2018, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

As of March 31, 2018, the components of distributable taxable earnings are as follows (amounts in thousands†):

	Undistributed Ordinary Income(1)	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(2)	Other Book-to-Tax Accounting Differences(3)	Accumulated Capital Losses(4)	Qualified Late-Year Loss Deferral - Capital(5)	Qualified Late-Year Loss Deferral - Ordinary(6)
PIMCO Credit Absolute Return Fund	$7,222	$0	$7,446	$(2)	$(55,911)	$0	$0
PIMCO Diversified Income Fund	0	0	(24,436)	(350)	(24,629)	0	0
PIMCO High Yield Spectrum Fund	0	0	(12,359)	(108)	(38,158)	0	0
PIMCO Long-Term Credit Fund	15,522	35,117	10,597	(607)	0	0	0
PIMCO Low Duration Income Fund	9,985	0	(28,650)	(640)	(176,514)	0	0
PIMCO Senior Floating Rate Fund	0	0	3,052	(97)	(65,487)	0	0
PIMCO Preferred and Capital Securities Fund	809	277	(1,462)	0	0	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Includes undistributed short-term capital gains, if any.
(2)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options and forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on swap contracts, sale/buyback transactions, passive foreign investment companies (PFICs), convertible preferred securities, straddle loss deferrals, and Lehman securities.

ANNUAL REPORT	MARCH 31, 2018	147

Notes to Financial Statements (Cont.)

(3)

Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for organizational costs and distributions payable at fiscal year-end.

(4)	Capital losses available to offset future net capital gains expire in varying amounts as shown below.
(5)	Capital losses realized during the period November 1, 2017 through March 31, 2018 which the Funds elected to defer to the following taxable year pursuant to income tax regulations.
(6)	Specified losses realized during the period November 1, 2017 through March 31, 2018 which the Funds elected to defer to the following taxable year pursuant to income tax regulations.

Under the Regulated Investment Company Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of March 31, 2018, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†)(7):

	Short-Term	Long-Term
PIMCO Credit Absolute Return Fund*	$29,980	$25,931
PIMCO Diversified Income Fund	0	24,629
PIMCO High Yield Spectrum Fund	0	38,158
PIMCO Long-Term Credit Fund	0	0
PIMCO Low Duration Income Fund	159,286	17,228
PIMCO Senior Floating Rate Fund	0	65,487
PIMCO Preferred and Capital Securities Fund	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)	*Portion of amount represents realized loss and recognized built-in loss under IRC 382-383, which is carried forward to future years to offset future realized gain subject to certain limitations.

As of March 31, 2018, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(8)
PIMCO Credit Absolute Return Fund	$458,634	$17,409	$(10,106)	$7,303
PIMCO Diversified Income Fund	3,303,493	142,964	(167,272)	(24,308)
PIMCO High Yield Spectrum Fund	922,450	27,342	(39,731)	(12,389)
PIMCO Long-Term Credit Fund	4,236,868	105,385	(94,774)	10,611
PIMCO Low Duration Income Fund	2,096,383	48,615	(77,022)	(28,407)
PIMCO Senior Floating Rate Fund	1,457,752	11,435	(8,435)	3,000
PIMCO Preferred and Capital Securities Fund	187,355	6,164	(7,652)	(1,488)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)

Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to open wash sale loss deferrals, unrealized gain or loss on certain futures, options and forward contracts, realized and unrealized gain (loss) swap contracts, sale/buyback transactions, convertible preferred securities, passive foreign investment companies (PFICs), straddle loss deferrals, and Lehman securities.

For the fiscal years ended March 31, 2018 and March 31, 2017, respectively, the Funds made the following tax basis distributions (amounts in thousands†):

	March 31, 2018			March 31, 2017
	Ordinary Income Distributions(9)	Long-Term Capital Gain Distributions	Return of Capital(10)	Ordinary Income Distributions(9)	Long-Term Capital Gain Distributions	Return of Capital(10)
PIMCO Credit Absolute Return Fund	$17,000	$0	$0	$12,301	$0	$0
PIMCO Diversified Income Fund	132,975	0	3,062	124,900	0	0
PIMCO High Yield Spectrum Fund	32,540	0	28,702	126,515	0	0
PIMCO Long-Term Credit Fund	146,358	0	0	151,577	0	13,003
PIMCO Low Duration Income Fund	28,475	0	0	11,201	0	0
PIMCO Senior Floating Rate Fund	61,266	0	2,519	42,478	0	0
PIMCO Preferred and Capital Securities Fund	10,401	458	0	2,655	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(9)	Includes short-term capital gains distributed, if any.
(10)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

148	PIMCO CREDIT BOND FUNDS

March 31, 2018

17. SUBSEQUENT EVENTS

On February 13, 2018, the Board approved a proposal to change the name of Class P for all Funds of the Trust that offer such class to I-2. The name change occurred on April 27, 2018.

On May 15, 2018, the Board approved a proposal to change the name of certain Funds as indicated in the table below. The name changes are expected to be effective on July 30, 2018.

Current Fund Name	New Fund Name
PIMCO Credit Absolute Return Fund	PIMCO Credit Opportunities Bond Fund
PIMCO Long-Term Credit Fund	PIMCO Long-Term Credit Bond Fund

There were no other subsequent events identified that require recognition or disclosure.

ANNUAL REPORT	MARCH 31, 2018	149

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Funds and Shareholders of PIMCO Credit Absolute Return Fund, PIMCO Diversified Income Fund, PIMCO High Yield Spectrum Fund, PIMCO Long-Term Credit Fund, PIMCO Low Duration Income Fund, PIMCO Senior Floating Rate Fund and PIMCO Preferred and Capital Securities Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of PIMCO Credit Absolute Return Fund, PIMCO Diversified Income Fund, PIMCO High Yield Spectrum Fund, PIMCO Long-Term Credit Fund, PIMCO Low Duration Income Fund, PIMCO Senior Floating Rate Fund and PIMCO Preferred and Capital Securities Fund (seven of the funds constituting PIMCO Funds, hereafter collectively referred to as the “Funds”) as of March 31, 2018, the related statements of operations for the year ended March 31, 2018, the statements of changes in net assets for each of the two years in the period ended March 31, 2018, and for PIMCO Long-Term Credit Fund the statement of cash flows for the year ended March 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2018, for PIMCO Long-Term Credit Fund, the results of its cash flows for the year then ended and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Kansas City, Missouri

May 24, 2018

We have served as the auditor of one or more investment companies in PIMCO Funds since 1987.

150	PIMCO CREDIT BOND FUNDS

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FBF	Credit Suisse International	NGF	Nomura Global Financial Products, Inc.
BCY	Barclays Capital, Inc.	FICC	Fixed Income Clearing Corporation	NOM	Nomura Securities International Inc.
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	NXN	Natixis New York
BOM	Bank of Montreal	GRE	RBS Securities, Inc.	RBC	Royal Bank of Canada
BOS	Banc of America Securities LLC	GSC	Goldman Sachs & Co.	RDR	RBC Capital Markets LLC
BPG	BNP Paribas Securities Corp.	GST	Goldman Sachs International	RYL	Royal Bank of Scotland Group PLC
BPS	BNP Paribas S.A.	HUS	HSBC Bank USA N.A.	SAL	Citigroup Global Markets, Inc.
BRC	Barclays Bank PLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	SCX	Standard Chartered Bank
BSN	Bank of Nova Scotia	JML	JP Morgan Securities Plc	SGY	Societe Generale, New York
CBK	Citibank N.A.	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale
CFR	Credit Suisse Securities (Europe) Ltd.	JPS	JP Morgan Securities, Inc.	SSB	State Street Bank and Trust Co.
DBL	Deutsche Bank AG London	MEI	Merrill Lynch International	TDM	TD Securities (USA) LLC
DEU	Deutsche Bank Securities, Inc.	MSB	Morgan Stanley Bank, N.A	TOR	Toronto Dominion Bank
DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services, Inc.	UAG	UBS AG Stamford
FAR	Wells Fargo Bank National Association	NAB	National Australia Bank Ltd.

Currency Abbreviations:
ARS	Argentine Peso	EUR	Euro	NZD	New Zealand Dollar
AUD	Australian Dollar	GBP	British Pound	PEN	Peruvian New Sol
BRL	Brazilian Real	HKD	Hong Kong Dollar	PLN	Polish Zloty
CAD	Canadian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
CHF	Swiss Franc	INR	Indian Rupee	SGD	Singapore Dollar
CLP	Chilean Peso	JPY	Japanese Yen	TRY	Turkish New Lira
CNH	Chinese Renminbi (Offshore)	KRW	South Korean Won	USD (or $)	United States Dollar
COP	Colombian Peso	MXN	Mexican Peso	ZAR	South African Rand
DKK	Danish Krone	NGN	Nigerian Naira

Exchange Abbreviations:
CBOT	Chicago Board of Trade	EUREX	Eurex Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
12MTA	12 Month Treasury Average	CMBX	Commercial Mortgage-Backed Index	LIBOR03M	3 Month USD-LIBOR
BADLARPP	Argentina Badlar Floating Rate Notes	COF 11	Cost of Funds - 11th District of San Francisco	MCDX	Municipal Bond Credit Derivative Index
BBSW1M	1 Month Bank Bill Swap Rate	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	S&P 500	Standard & Poor’s 500 Index
BP0003M	3 Month GBP-LIBOR	EUR003M	3 Month EUR Swap Rate	UKRPI	United Kingdom Retail Prices Index
BP0012M	12 Month GBP-LIBOR	EUR006M	6 Month EUR Swap Rate	US0001M	1 Month USD Swap Rate
CDX.EM	Credit Derivatives Index - Emerging Markets	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	US0003M	3 Month USD Swap Rate
CDX.HY	Credit Derivatives Index - High Yield	LIBOR01M	1 Month USD-LIBOR	US0006M	6 Month USD Swap Rate
CDX.IG	Credit Derivatives Index - Investment Grade

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	MSCI	Morgan Stanley Capital International
ALT	Alternate Loan Trust	DAC	Designated Activity Company	PIK	Payment-in-Kind
BABs	Build America Bonds	ESM	European Stability Mechanism	REMIC	Real Estate Mortgage Investment Conduit
BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	SP - ADR	Sponsored American Depositary Receipt
BBSW	Bank Bill Swap Reference Rate	JIBAR	Johannesburg Interbank Agreed Rate	TBA	To-Be-Announced
BTP	Buoni del Tesoro Poliennali	JSC	Joint Stock Company	TBD	To-Be-Determined
CBO	Collateralized Bond Obligation	LIBOR	London Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles
CDO	Collateralized Debt Obligation	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
CHILIBOR	Chile Interbank Offered Rate	MBS	Mortgage-Backed Security	WIBOR	Warsaw Interbank Offered Rate

ANNUAL REPORT	MARCH 31, 2018	151

Federal Income Tax Information

(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Funds’ fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction.  Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Funds’ dividend distribution that qualifies under tax law. The percentage of the following Funds’ Fiscal 2018 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below:

Qualified Dividend Income.  Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentage of ordinary dividends paid during the fiscal year ended March 31, 2018 was designated as ‘qualified dividend income’ as defined in the Act subject to reduced tax rates in 2018:

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only).  Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2018 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2018 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s† )	Qualified Short-Term Capital Gain (000s†)
PIMCO Credit Absolute Return Fund	0.00%	0.00%	$17,001	$0
PIMCO Diversified Income Fund	0.00%	0.00%	61,780	0
PIMCO High Yield Spectrum Fund	0.00%	0.00%	27,909	0
PIMCO Long-Term Credit Fund	0.00%	0.00%	146,358	0
PIMCO Low Duration Income Fund	0.00%	0.00%	27,370	0
PIMCO Senior Floating Rate Fund	0.00%	0.00%	61,265	0
PIMCO Preferred and Capital Securities Fund	4.30%	29.09%	3,068	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2019, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2018.

152	PIMCO CREDIT BOND FUNDS

Management of the Trust

(Unaudited)

The charts below identify the Trustees and executive officers of the Trust. Unless otherwise indicated, the address of all persons below is 650 Newport Center Drive, Newport Beach, CA 92660.

The Funds’ Statement of Additional Information includes more information about the Trustees and Officers. To request a free copy, call PIMCO at (888) 87-PIMCO or visit the Funds’ website at www.pimco.com.

Name, Year of Birth and Position Held with Trust*	Term of Office and Length of Time Served†	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Public Company and Investment Company Directorships Held by Trustee During the Past 5 Years

Interested Trustees[1]

Brent R. Harris (1959) Chairman of the Board and Trustee	02/1992 to present	Managing Director, PIMCO. Formerly, member of Executive Committee, PIMCO.	162	Chairman and Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT; Director, StocksPLUS® Management, Inc; and member of Board of Governors, Investment Company Institute.

Peter G. Strelow (1970) Trustee	05/2017 to present	Managing Director and Co-Chief Operating Officer, PIMCO. Formerly, Chief Administrative Officer, PIMCO.	141	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust.

Independent Trustees

George E. Borst (1948) Trustee	04/2015 to present	Executive Advisor, McKinsey & Company (since 10/14); Formerly, Executive Advisor, Toyota Financial Services (10/13-12/14); and CEO, Toyota Financial Services (1/01-9/13).	141	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust; Director, MarineMax Inc.

Jennifer Holden Dunbar (1963) Trustee	04/2015 to present	Managing Director, Dunbar Partners, LLC (business consulting and investments). Formerly, Partner, Leonard Green & Partners, L.P.	162	Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT; Director, PS Business Parks; Director, Big 5 Sporting Goods Corporation.

Kym M. Hubbard (1957) Trustee	02/2017 to present	Formerly, Global Head of Investments, Chief Investment Officer and Treasurer, Ernst & Young.	141	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust; Director, State Auto Financial Corporation.

Gary F. Kennedy (1955) Trustee	04/2015 to present	Formerly, Senior Vice President, General Counsel and Chief Compliance Officer, American Airlines and AMR Corporation (now American Airlines Group) (1/03-1/14).	141	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust.

Peter B. McCarthy (1950) Trustee	04/2015 to present	Formerly, Assistant Secretary and Chief Financial Officer, United States Department of Treasury; Deputy Managing Director, Institute of International Finance.	162	Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.

Ronald C. Parker (1951) Lead Independent Trustee	07/2009 to present Lead Independent Trustee - 02/2017 to present	Director of Roseburg Forest Products Company. Formerly, Chairman of the Board, The Ford Family Foundation; and President, Chief Executive Officer, Hampton Affiliates (forestry products).	162	Lead Independent Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust; Trustee, PIMCO Equity Series and PIMCO Equity Series VIT.

*	Unless otherwise noted, the information for the individuals listed is as of March 31, 2018.
[1]	Mr. Harris and Mr. Strelow are “interested persons” of the Trust (as that term is defined in the 1940 Act) because of their affiliations with PIMCO.
†	Trustees serve until their successors are duly elected and qualified.

ANNUAL REPORT	MARCH 31, 2018	153

Management of the Trust (Cont.)

Executive Officers

Name, Year of Birth and Position Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years*

Peter G. Strelow (1970) President	01/2015 to present Senior Vice President 11/2013 to 01/2015 Vice President 05/2008 to 11/2013	Managing Director and Co-Chief Operating Officer, PIMCO. President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Chief Administrative Officer, PIMCO.

David C. Flattum (1964) Chief Legal Officer	11/2006 to present	Managing Director and General Counsel, PIMCO. Chief Legal Officer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Formerly, Managing Director, Chief Operating Officer and General Counsel, Allianz Asset Management of America L.P.

Jennifer E. Durham (1970) Chief Compliance Officer	07/2004 to present	Managing Director and Chief Compliance Officer, PIMCO. Chief Compliance Officer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.

Brent R. Harris (1959) Senior Vice President	01/2015 to present President 03/2009 to 01/2015	Managing Director, PIMCO. Senior Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Formerly, member of Executive Committee, PIMCO.

Joshua D. Ratner (1976)** Vice President - Senior Counsel, Secretary	11/2013 to present Assistant Secretary 10/2007 to 01/2011	Executive Vice President and Deputy General Counsel, PIMCO. Chief Legal Officer, PIMCO Investments LLC. Vice President - Senior Counsel, Secretary, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Vice President, Secretary and Chief Legal Officer, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.

Ryan G. Leshaw (1980) Assistant Secretary	05/2012 to present	Senior Vice President and Senior Counsel, PIMCO. Assistant Secretary, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Associate, Willkie Farr & Gallagher LLP.

Wu-Kwan Kit (1981) Assistant Secretary	08/2017 to present	Vice President and Counsel, PIMCO. Assistant Secretary, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Assistant General Counsel, VanEck Associates Corp.

Stacie D. Anctil (1969) Vice President	05/2015 to present Assistant Treasurer 11/2003 to 05/2015	Executive Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.

William G. Galipeau (1974) Vice President	11/2013 to present	Executive Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.

Eric D. Johnson (1970)** Vice President	05/2011 to present	Executive Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.

Henrik P. Larsen (1970) Vice President	02/1999 to present	Senior Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.

Bijal Y. Parikh (1978) Vice President	02/2017 to present	Senior Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.

Greggory S. Wolf (1970) Vice President	05/2011 to present	Senior Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.

Trent W. Walker (1974) Treasurer	11/2013 to present Assistant Treasurer 05/2007 to 11/2013	Executive Vice President, PIMCO. Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.

Erik C. Brown (1967) Assistant Treasurer	02/2001 to present	Executive Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.

Colleen D. Miller (1980)** Assistant Treasurer	02/2017 to present	Senior Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Vice President Cohen & Steers Capital Management.

Christopher M. Morin (1980) Assistant Treasurer	08/2016 to present	Senior Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.

154	PIMCO CREDIT BOND FUNDS

(Unaudited)

Name, Year of Birth and Position Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years*

Jason J. Nagler (1982)** Assistant Treasurer	05/2015 to present	Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Head of Mutual Fund Reporting, GMO and Assistant Treasurer, GMO Trust and GMO Series Trust Funds.

*

The term “PIMCO-Sponsored Closed-End Funds” as used herein includes: PIMCO California Municipal Income Fund, PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III, PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO New York Municipal Income Fund, PIMCO New York Municipal Income Fund II, PIMCO New York Municipal Income Fund III, PCM Fund Inc., PIMCO Corporate & Income Opportunity Fund, PIMCO Corporate & Income Strategy Fund, PIMCO Dynamic Credit and Mortgage Income Fund, PIMCO Dynamic Income Fund, PIMCO Global StocksPLUS® & Income Fund, PIMCO High Income Fund, PIMCO Income Opportunity Fund, PIMCO Income Strategy Fund, PIMCO Income Strategy Fund II and PIMCO Strategic Income Fund, Inc.; the term “PIMCO-Sponsored Interval Funds” as used herein includes: PIMCO Flexible Credit Income Fund and PIMCO Flexible Municipal Income Fund.

**	The address of these officers is Pacific Investment Management Company LLC, 1633 Broadway, New York, New York 10019.

ANNUAL REPORT	MARCH 31, 2018	155

Privacy Policy1

The Funds2,3 consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ non-public personal information. The Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

OBTAINING PERSONAL INFORMATION

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers or sub-advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial advisor or consultant, and/or from information captured on applicable websites.

RESPECTING YOUR PRIVACY

As a matter of policy, the Funds do not disclose any non-public personal information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Funds or their affiliates may also retain non-affiliated companies to market Fund shares or products which use Fund shares and enter into joint marketing arrangements with them and other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm and/or financial advisor or consultant.

SHARING INFORMATION WITH THIRD PARTIES

The Funds reserve the right to disclose or report personal or account information to non-affiliated third parties in limited circumstances where the Funds believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to protect their rights or property, or upon reasonable request by any fund advised by PIMCO in which a shareholder has invested. In addition, the Funds may disclose information about a shareholder or a shareholder’s accounts to a non-affiliated third party at the shareholder’s request or with the consent of the shareholder.

SHARING INFORMATION WITH AFFILIATES

The Funds may share shareholder information with their affiliates in connection with servicing shareholders’ accounts, and subject to applicable law may provide shareholders with information about products and services that the Funds or their Advisers, distributors or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds may share may include, for example, a shareholder’s participation in the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), information about the Funds’ experiences or transactions with a shareholder, information captured on applicable websites, or other data about a shareholder’s accounts, subject to applicable law. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

PROCEDURES TO SAFEGUARD PRIVATE INFORMATION

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have implemented procedures that are designed to restrict access to a shareholder’s non-public personal information to internal personnel who need to know that information to perform their jobs, such as servicing shareholder accounts or notifying shareholders of new products or services. Physical, electronic and procedural safeguards are in place to guard a shareholder’s non-public personal information.

INFORMATION COLLECTED FROM WEBSITES

Websites maintained by the Funds or their service providers may use a variety of technologies to collect information that help the Funds and their service providers understand how the website is used. Information collected from your web browser (including small files stored on your device that are commonly referred to as “cookies”) allow the websites to recognize your web browser and help to personalize and improve your user experience and enhance navigation of the website. In addition, the Funds or their Service Affiliates may use third parties to place advertisements for the Funds on other websites, including banner advertisements. Such third parties may collect anonymous information through the use of cookies or action tags (such as web beacons). The information these third parties collect is generally limited to technical and web navigation information, such as your IP address, web pages visited and browser type, and does not include personally identifiable information such as name, address, phone number or email address. If you are a registered user of the Funds’ website, the Funds or their service providers or third party firms engaged by the Funds or their service providers may collect or share

156	PIMCO CREDIT BOND FUNDS

(Unaudited)

information submitted by you, which may include personally identifiable information. This information can be useful to the Funds when assessing and offering services and website features. You can change your cookie preferences by changing the setting on your web browser to delete or reject cookies. If you delete or reject cookies, some website pages may not function properly. The Funds do not look for web browser “do not track” requests.

CHANGES TO THE PRIVACY POLICY

From time to time, the Funds may update or revise this privacy policy. If there are changes to the terms of this privacy policy, documents containing the revised policy on the relevant website will be updated.

1 Amended as of February 14, 2017.

2 PIMCO Investments LLC (“PI”) serves as the Funds’ distributor. This Privacy Policy applies to the activities of PI to the extent that PI regularly effects or engages in transactions with or for a Fund shareholder who is the record owner of such shares. For purposes of this Privacy Policy, references to “the Funds” shall include PI when acting in this capacity.

3 When distributing this Policy, a Fund may combine the distribution with any similar distribution of its investment adviser’s privacy policy. The distributed, combined policy may be written in the first person (i.e., by using “we” instead of “the Funds”).

ANNUAL REPORT	MARCH 31, 2018	157

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

DST Asset Manager Solutions, Inc.

Institutional Class, Class P, Administrative Class

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

DST Asset Manager Solutions, Inc.

Class A, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PF3003AR_033118

PIMCO Funds

Annual Report

March 31, 2018

Fundamental Index Funds

PIMCO RAE Fundamental Advantage PLUS Fund

PIMCO RAE Fundamental PLUS Fund

PIMCO RAE Fundamental PLUS EMG Fund

PIMCO RAE Fundamental PLUS International Fund

PIMCO RAE Fundamental PLUS Small Fund

PIMCO RAE Low Volatility PLUS Fund

PIMCO RAE Low Volatility PLUS EMG Fund

PIMCO RAE Low Volatility PLUS International Fund

PIMCO RAE Worldwide Long/Short PLUS Fund

		Page

Chairman’s Letter		2
Important Information About the Funds		4
Expense Examples		15
Benchmark Descriptions		17
Financial Highlights		18
Statements of Assets and Liabilities		26
Statements of Operations		30
Statements of Changes in Net Assets		32
Statement of Cash Flows		35
Notes to Financial Statements		143
Report of Independent Registered Public Accounting Firm		170
Glossary		171
Federal Income Tax Information		172
Management of the Trust		173
Privacy Policy		176

Fund	Fund Summary	Schedule of Investments

PIMCO RAE Fundamental Advantage PLUS Fund	6	36
PIMCO RAE Fundamental PLUS Fund	7	49
PIMCO RAE Fundamental PLUS EMG Fund	8	61
PIMCO RAE Fundamental PLUS International Fund	9	74
PIMCO RAE Fundamental PLUS Small Fund	10	87
PIMCO RAE Low Volatility PLUS Fund	11	97
PIMCO RAE Low Volatility PLUS EMG Fund	12	108
PIMCO RAE Low Volatility PLUS International Fund	13	120
PIMCO RAE Worldwide Long/Short PLUS Fund	14	131

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

Following is the PIMCO Funds Annual Report, which covers the 12-month reporting period ended March 31, 2018. On the subsequent pages you will find specific details regarding investment results and a discussion of factors that most affected performance over the reporting period.

For the 12-month reporting period ended March 31, 2018

The U.S. economy continued to expand during the reporting period. Looking back, U.S. gross domestic product (GDP) expanded at an annual pace of 3.1%, 3.2% and 2.9% during the second, third and fourth quarters of 2017, respectively. The Commerce Department’s initial reading — released after the reporting period had ended — showed that first quarter 2018 GDP grew at an annual pace of 2.3%.

The Federal Reserve (Fed) continued to normalize monetary policy during the reporting period. After raising interest rates in March and June 2017, the Fed again raised rates in December, moving the federal funds rate up to a range between 1.25% and 1.50%. In addition, in October 2017, the Fed started to reduce its balance sheet. Finally, at its March 2018 meeting, the Fed again increased rates to a range between 1.50% and 1.75%. The Fed also indicated that it expected to make two additional rate hikes in 2018, although this will be data-dependent.

Economic activity outside the U.S. also accelerated during the reporting period. Regardless, the European Central Bank (ECB) and Bank of Japan maintained their highly accommodative monetary policies. Other central banks took a more hawkish stance. In November 2017, the Bank of England instituted its first rate hike since 2007, and the Bank of Canada raised rates twice during the reporting period. Meanwhile, the ECB indicated that it may pare back its quantitative easing program in 2018.

The U.S. Treasury yield curve flattened during the reporting period, as short-term rates moved up more than their longer-term counterparts. The increase in rates at the short end of the yield curve was mostly due to Fed interest rate hikes. The yield on the benchmark 10-year U.S. Treasury note was 2.74% at the end of the reporting period, up from 2.40% on March 31, 2017. U.S. Treasuries, as measured by the Bloomberg Barclays U.S. Treasury Index, returned 0.43% over the 12 months ended March 31, 2018. Meanwhile the Bloomberg Barclays U.S. Aggregate Bond Index, a widely used index of U.S. investment grade bonds, returned 1.20% over the period. Riskier fixed income asset classes, including high yield corporate bonds and emerging market debt, outperformed the broad U.S. market. While there were periods of volatility, they performed well given overall solid investor demand. The ICE BofAML U.S. High Yield Index returned 3.69% over the reporting period, whereas emerging market external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 3.34% over the reporting period. Emerging market local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 12.99% over the reporting period.

Global equities generally rose over the first 10 months of the period. This rally was driven by a number of factors, including improving global growth, corporate profits that often exceeded expectations and, in the U.S., optimism surrounding the passage of a tax reform bill in December 2017. However, a portion of those gains were given back during the final two months of the period. This was partially due to concerns over less accommodative central bank policies and fears of a trade war. All told, U.S. equities, as represented by the S&P 500 Index, returned 13.99% over the reporting period. Emerging market equities, as measured by the MSCI Emerging Markets Index, returned 24.93% over the period, whereas global equities, as represented by the MSCI World Index, returned 13.59%. Elsewhere, Japanese equities, as represented by the Nikkei 225 Index, returned 15.50% over the reporting period and European equities, as represented by the MSCI Europe Index, returned -0.43%.

Commodity prices fluctuated but generally moved higher during the 12 months ended March 31, 2018. When the reporting period began, crude oil was approximately $51 a barrel. By the end of the period it was roughly $65 a

2	PIMCO FUNDAMENTAL INDEX FUNDS

barrel. This ascent was driven in part by planned and observed production cuts by OPEC and the collapse in Venezuelan oil production, as well as good global growth maintaining demand. Elsewhere, gold and copper prices also moved higher over the reporting period.

Finally, during the reporting period, there were periods of volatility in the foreign exchange markets, possibly due, at least in part, to signs of improving global growth, decoupling central bank policies, and a number of geopolitical events. The U.S. dollar generally weakened against other major currencies over the reporting period. For example, the U.S. dollar fell 15.05%, 12.16% and 4.55% versus the euro, British pound and Japanese yen, respectively, during the 12 months ended March 31, 2018.

Thank you for the assets you have placed with us. We deeply value your trust, and we work diligently to meet your broad investment needs. For any questions regarding your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO. We also invite you to visit our website at www.pimco.com to learn more about our global viewpoints.

Sincerely, Brent R. Harris Chairman of the Board PIMCO Funds May 24, 2018

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

ANNUAL REPORT	MARCH 31, 2018	3

Important Information About the Funds

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS International Fund and PIMCO RAE Worldwide Long/Short PLUS Fund (each a “Fund” and collectively, the “Funds”).

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Funds may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the U.S. and many parts of the world, including certain European countries, are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014 and has begun, and may continue, to raise interest rates. To the extent the Fed continues to raise interest rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, a Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Funds may be subject to various risks as described in each Fund’s prospectus and in the Principal Risks in the Notes to Financial Statements.

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

On each individual Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. Class C shares are subject to a 1% CDSC, which may apply in the first year. The Cumulative Returns chart reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class A, Class C and Class R shares, if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The minimum initial investment amount for Institutional Class, Class P and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A and Class C shares is $1,000. There is no minimum initial investment for Class R shares. Each Fund measures its performance against at least one broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance averages of funds that are tracked by Lipper that have the same fund classification. Each benchmark index and Lipper Average does not take into account fees, expenses or taxes. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. There is no assurance that any Fund, including any Fund that has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) a Fund’s total return in excess of that of the Fund’s benchmark between reporting periods or 2) a Fund’s total return in excess of the Fund’s historical returns between reporting periods. Unusual performance is defined as a significant change in a Fund’s performance as compared to one or more previous reporting periods.

4	PIMCO FUNDAMENTAL INDEX FUNDS

The following table discloses the inception dates of each Fund and its respective share classes along with each Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	Class P*	Administrative Class	Class A**	Class C	Class R	Diversification Status
PIMCO RAE Fundamental Advantage PLUS Fund	02/29/08	02/29/08	06/30/10	—	07/31/08	07/31/08	—	Diversified
PIMCO RAE Fundamental PLUS Fund	06/30/05	06/30/05	04/30/08	06/30/05	06/30/05	06/30/05	—	Diversified
PIMCO RAE Fundamental PLUS EMG Fund	11/26/08	11/26/08	01/07/11	—	05/31/13	05/31/13	—	Diversified
PIMCO RAE Fundamental PLUS International Fund	09/30/11	09/30/11	05/30/14	—	02/28/14	—	—	Diversified
PIMCO RAE Fundamental PLUS Small Fund	09/30/11	09/30/11	05/30/14	—	02/28/14	02/28/14	—	Diversified
PIMCO RAE Low Volatility PLUS Fund	12/30/13	12/30/13	—	—	12/30/13	12/30/13	—	Diversified
PIMCO RAE Low Volatility PLUS EMG Fund	12/30/13	12/30/13	—	—	—	—	—	Diversified
PIMCO RAE Low Volatility PLUS International Fund	12/30/13	12/30/13	12/30/13	—	—	—	—	Diversified
PIMCO RAE Worldwide Long/Short PLUS Fund	12/04/14	12/04/14	—	—	—	—	—	Diversified

*	See the Subsequent Events Note in the Notes to Financial Statements for information regarding the name of Class P.
**	Effective March 23, 2018, Class D shares were automatically converted into Class A shares of the same Fund.

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus nor a Fund’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Trust files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of each Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. A copy of each Fund’s Form N-Q is also available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Funds’ website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ANNUAL REPORT	MARCH 31, 2018	5

PIMCO RAE Fundamental Advantage PLUS Fund

Institutional Class - PFATX	Class A - PTFAX
Class P - PFAPX	Class C - PTRCX

Cumulative Returns Through March 31, 2018

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 03/31/2018†§

Short-Term Instruments‡	55.4%
U.S. Treasury Obligations	18.5%
U.S. Government Agencies	7.0%
Asset-Backed Securities	6.5%
Corporate Bonds & Notes	4.6%
Non-Agency Mortgage-Backed Securities	4.2%
Sovereign Issues	2.8%
Other	1.0%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended March 31, 2018
	1 Year	5 Years	10 Years	Fund Inception (02/29/08)
PIMCO RAE Fundamental Advantage PLUS Fund Institutional Class	(0.07)%	(0.14)%	3.88%	3.85%
PIMCO RAE Fundamental Advantage PLUS Fund Class P	(0.17)%	(0.22)%	3.78%	3.74%
PIMCO RAE Fundamental Advantage PLUS Fund Class A	(0.51)%	(0.54)%	3.46%	3.42%
PIMCO RAE Fundamental Advantage PLUS Fund Class A (adjusted)	(4.23)%	(1.29)%	3.06%	3.03%
PIMCO RAE Fundamental Advantage PLUS Fund Class C	(1.21)%	(1.26)%	2.77%	2.74%
PIMCO RAE Fundamental Advantage PLUS Fund Class C (adjusted)	(2.19)%	(1.26)%	2.77%	2.74%
3 Month USD LIBOR Index	1.38%	0.60%	0.74%	0.78%
Lipper Alternative Equity Market Neutral Funds Average	(0.92)%	1.53%	1.60%	1.57%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratio in effect as of period end, were 0.95% for the Institutional Class shares, 1.05% for Class P shares, 1.35% for Class A shares, and 2.10% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO RAE Fundamental Advantage PLUS Fund seeks maximum total return, consistent with prudent investment management, under normal circumstances, by obtaining long exposure to a portfolio of stocks (“RAE Fundamental US Large Model Portfolio”) and short exposure to the S&P 500 Index (“S&P 500”), and complementing this equity market neutral exposure with absolute return bond alpha strategy (“AR Bond Alpha Strategy”). The RAE Fundamental US Large Model Portfolio stocks are selected by the Fund’s sub-adviser, Research Affiliates, LLC, from a broad universe of companies which satisfy certain liquidity and capacity requirements. Under normal circumstances equity total return swaps are used to obtain exposure to the RAE Fundamental US Large Model Portfolio and short positions in swaps and futures are used to obtain exposure to the S&P 500. The Fund’s strategy of maintaining long exposure to the RAE Fundamental US Large Model Portfolio and short exposure to the S&P 500 can be characterized as “market neutral” because the long and the short exposures are intended to offset one another producing a net equity exposure that is approximately zero. At the same time, the Fund is designed to deliver the relative appreciation (or depreciation) of the RAE Fundamental US Large Model Portfolio over the S&P 500. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»

The Fund’s long exposure to the RAE Fundamental US Large Model Portfolio and short exposure to the S&P 500 Index detracted from returns as the Model Portfolio underperformed the S&P 500 Index, primarily due to the following:

»	Selection in industrials contributed to relative returns, as the Fund’s holdings outperformed the benchmark index.

»	Selection and underweight exposure in information technology detracted from relative returns, as the Fund’s holdings underperformed the benchmark index and the sector outperformed the benchmark index.

»	Selection in consumer discretionary detracted from relative returns, as the Fund’s holdings underperformed the benchmark index

»	Overweight exposure in energy detracted from relative returns, as the sector underperformed the benchmark index.

»	The Fund’s bond alpha strategy added to returns, primarily due to the following:

»	Holdings of non-agency mortgages contributed to performance, as the total returns in these securities were positive.

»	U.S. duration strategies detracted from performance, as U.S. Treasury yields increased over the reporting period.

6	PIMCO FUNDAMENTAL INDEX FUNDS

PIMCO RAE Fundamental PLUS Fund

Institutional Class - PXTIX	Class A - PIXAX
Class P - PIXPX	Class C - PIXCX
Administrative Class - PXTAX

Cumulative Returns Through March 31, 2018

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 03/31/2018†§

Short-Term Instruments‡	36.9%
U.S. Treasury Obligations	28.6%
U.S. Government Agencies	10.6%
Asset-Backed Securities	8.2%
Non-Agency Mortgage-Backed Securities	6.9%
Corporate Bonds & Notes	6.2%
Sovereign Issues	1.9%
Other	0.7%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended March 31, 2018
	1 Year	5 Years	10 Years	Fund Inception (06/30/05)
PIMCO RAE Fundamental PLUS Fund Institutional Class	11.89%	11.84%	12.84%	11.49%
PIMCO RAE Fundamental PLUS Fund Class P	11.88%	11.73%	12.73%	11.37%
PIMCO RAE Fundamental PLUS Fund Administrative Class	11.61%	11.57%	12.54%	11.21%
PIMCO RAE Fundamental PLUS Fund Class A	11.60%	11.41%	12.39%	11.05%
PIMCO RAE Fundamental PLUS Fund Class A (adjusted)	7.42%	10.56%	11.96%	10.71%
PIMCO RAE Fundamental PLUS Fund Class C	10.81%	10.57%	11.56%	10.24%
PIMCO RAE Fundamental PLUS Fund Class C (adjusted)	9.81%	10.57%	11.56%	10.24%
S&P 500 Index	13.99%	13.31%	9.49%	8.70%
Lipper Large-Cap Value Funds Average	9.12%	10.39%	7.45%	6.98%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratio in effect as of period end, were 0.86% for the Institutional Class shares, 0.96% for Class P shares, 1.11% for Administrative Class shares, 1.26% for Class A shares, and 2.01% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO RAE Fundamental PLUS Fund seeks to exceed the total return of the S&P 500 Index (the “S&P 500”) under normal circumstances by obtaining exposure to a portfolio of stocks of U.S. companies (“RAE Fundamental US Large Model Portfolio”), and complementing this equity exposure with an absolute return bond alpha strategy (“AR Bond Alpha Strategy”). The stocks are selected by the Fund’s sub-adviser, Research Affiliates, LLC, from a broad universe of companies which satisfy certain liquidity and capacity requirements. Under normal circumstances equity total return swaps are used to obtain exposure to the RAE Fundamental US Large Model Portfolio. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	The Fund’s exposure to the RAE Fundamental US Large Model Portfolio detracted from returns relative to the S&P 500 Index, primarily due to the following:

»	Selection in industrials contributed to relative returns, as the Fund’s holdings outperformed the benchmark index.

»	Selection and underweight exposure in information technology detracted from relative returns, as the Fund’s holdings underperformed the benchmark index and the sector outperformed the benchmark index.

»	Selection in consumer discretionary detracted from relative returns, as the Fund’s holdings underperformed the benchmark index.

»	Overweight exposure in energy detracted from relative returns, as the sector underperformed the benchmark index.

»	The Fund’s bond alpha strategy added to returns, primarily due to the following:

»	Holdings of non-agency mortgages contributed to performance, as the total returns in these securities were positive.

»	U.S. duration strategies detracted from performance, as U.S. Treasury yields increased over the reporting period.

ANNUAL REPORT	MARCH 31, 2018	7

PIMCO RAE Fundamental PLUS EMG Fund

Institutional Class - PEFIX	Class A - PEFFX
Class P - PEFPX	Class C - PEFCX

Cumulative Returns Through March 31, 2018

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 03/31/2018†§

Short-Term Instruments‡	37.2%
U.S. Treasury Obligations	32.2%
U.S. Government Agencies	11.0%
Asset-Backed Securities	8.1%
Non-Agency Mortgage-Backed Securities	4.6%
Corporate Bonds & Notes	4.5%
Sovereign Issues	1.6%
Other	0.8%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended March 31, 2018
	1 Year	5 Years	Fund Inception (11/26/08)
PIMCO RAE Fundamental PLUS EMG Fund Institutional Class	19.48%	5.21%	14.85%
PIMCO RAE Fundamental PLUS EMG Fund Class P	19.30%	5.06%	14.71%
PIMCO RAE Fundamental PLUS EMG Fund Class A	18.97%	4.80%	14.40%
PIMCO RAE Fundamental PLUS EMG Fund Class A (adjusted)	14.49%	4.01%	13.94%
PIMCO RAE Fundamental PLUS EMG Fund Class C	18.13%	3.98%	13.53%
PIMCO RAE Fundamental PLUS EMG Fund Class C (adjusted)	17.13%	3.98%	13.53%
MSCI Emerging Markets Index	24.93%	4.99%	11.82%
Lipper Emerging Market Funds Average	23.20%	4.65%	11.27%	♦

All Fund returns are net of fees and expenses.

♦ Average annual total return since 11/30/2008.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratio in effect as of period end, were 1.27% for the Institutional Class shares, 1.37% for Class P shares, 1.67% for Class A shares, and 2.42% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO RAE Fundamental PLUS EMG Fund seeks to exceed the total return of the MSCI Emerging Markets Index (Net Dividends in USD) under normal circumstances by obtaining exposure to a portfolio of stocks economically tied to emerging market countries (“RAE Fundamental Emerging Markets Model Portfolio”), and complementing this equity exposure with absolute return bond alpha strategy (“AR Bond Alpha Strategy”). The stocks are selected by the Fund’s sub-adviser, Research Affiliates, LLC, from a broad universe of companies which satisfy certain liquidity and capacity requirements. Under normal circumstances equity total return swaps are used to obtain exposure to the RAE Fundamental Emerging Markets Model Portfolio. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	The Fund’s exposure to the RAE Fundamental Emerging Markets Model Portfolio detracted from returns relative to the MSCI Emerging Markets Index, primarily due to the following:

»	Selection in real estate contributed to relative returns, as the Fund’s holdings outperformed the benchmark index.

»	Selection and underweight exposure in information technology detracted from relative returns, as the Fund’s holdings underperformed the benchmark index and the sector outperformed the benchmark index.

»	Selection in financials detracted from relative returns, as the Fund’s holdings underperformed the benchmark index.

»	Selection and overweight exposure in utilities detracted from relative returns, as the Fund’s holdings underperformed the benchmark index and the sector underperformed the benchmark index.

»	Selection and overweight exposure in energy detracted from relative returns, as the Fund’s holdings underperformed the benchmark index and the sector underperformed the benchmark index.

»	The Fund’s bond alpha strategy added to returns, primarily due to the following:

»	Holdings of non-agency mortgages contributed to performance, as the total returns in these securities were positive.

»	U.S. duration strategies detracted from performance, as U.S. Treasury yields increased over the reporting period.

8	PIMCO FUNDAMENTAL INDEX FUNDS

PIMCO RAE Fundamental PLUS International Fund

Institutional Class - PTSIX	Class A - PTSOX
Class P - PTIPX

Cumulative Returns Through March 31, 2018

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 03/31/2018†§

U.S. Treasury Obligations	38.4%
Asset-Backed Securities	17.2%
Short-Term Instruments‡	16.8%
Corporate Bonds & Notes	9.0%
Non-Agency Mortgage-Backed Securities	8.0%
U.S. Government Agencies	7.3%
Sovereign Issues	2.0%
Other	1.3%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended March 31, 2018
	1 Year	5 Years	Fund Inception (09/30/11)
PIMCO RAE Fundamental PLUS International Fund Institutional Class	16.94%	7.74%	10.67%
PIMCO RAE Fundamental PLUS International Fund Class P	16.88%	7.65%	10.58%
PIMCO RAE Fundamental PLUS International Fund Class A	16.44%	7.34%	10.28%
PIMCO RAE Fundamental PLUS International Fund Class A (adjusted)	12.09%	6.52%	9.63%
MSCI EAFE Index	14.80%	6.50%	8.94%
Lipper International Multi-Cap Value Funds Average	12.89%	5.85%	8.11%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratio in effect as of period end, were 0.87% for the Institutional Class shares, 0.97% for Class P shares, and 1.22% for Class A shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO RAE Fundamental PLUS International Fund seeks to exceed the total return of the MSCI EAFE Index under normal circumstances by obtaining exposure to a portfolio of stocks economically tied to foreign (non-U.S.) countries (“RAE Fundamental International Large Model Portfolio”), and complementing this equity exposure with absolute return bond alpha strategy (“AR Bond Alpha Strategy”). The stocks are selected by the Fund’s sub-adviser, Research Affiliates, LLC, from a broad universe of companies which satisfy certain liquidity and capacity requirements. Under normal circumstances equity total return swaps are used to obtain exposure to the RAE Fundamental International Large Model Portfolio. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	The Fund’s exposure to the RAE Fundamental International Model Portfolio contributed to returns relative to the MSCI EAFE Index, primarily due to the following:

»	Selection in industrials contributed to relative returns, as the Fund’s holdings outperformed the benchmark index.

»	Selection in utilities contributed to relative returns, as the Fund’s holdings outperformed the benchmark index.

»	Selection and overweight exposure in materials contributed to relative returns, as the Fund’s holdings outperformed the benchmark index and the sector outperformed the benchmark index.

»	Selection and overweight exposure in energy detracted from relative returns, as the Fund’s holdings underperformed the benchmark index and the sector underperformed the benchmark index.

»	Selection and underweight exposure in information technology detracted from relative returns, as the Fund’s holdings underperformed the benchmark index and the sector outperformed the benchmark index.

»	The Fund’s bond alpha strategy added to returns, primarily due to the following:

»	Holdings of non-agency mortgages contributed to performance, as the total returns in these securities were positive.

»	U.S. duration strategies detracted from performance, as U.S. Treasury yields increased over the reporting period.

ANNUAL REPORT	MARCH 31, 2018	9

PIMCO RAE Fundamental PLUS Small Fund

Institutional Class - PCFIX	Class A - PCFAX
Class P - PCCPX	Class C - PCFEX

Cumulative Returns Through March 31, 2018

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 03/31/2018†§

Short-Term Instruments‡	38.8%
U.S. Treasury Obligations	31.3%
U.S. Government Agencies	8.2%
Corporate Bonds & Notes	8.1%
Non-Agency Mortgage-Backed Securities	7.5%
Asset-Backed Securities	3.6%
Sovereign Issues	1.3%
Other	1.2%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended March 31, 2018
	1 Year	5 Years	Fund Inception (09/30/11)
PIMCO RAE Fundamental PLUS Small Fund Institutional Class	10.35%	11.99%	17.94%
PIMCO RAE Fundamental PLUS Small Fund Class P	10.26%	11.88%	17.83%
PIMCO RAE Fundamental PLUS Small Fund Class A	9.90%	11.57%	17.51%
PIMCO RAE Fundamental PLUS Small Fund Class A (adjusted)	5.77%	10.72%	16.82%
PIMCO RAE Fundamental PLUS Small Fund Class C	9.20%	10.76%	16.65%
PIMCO RAE Fundamental PLUS Small Fund Class C (adjusted)	8.21%	10.76%	16.65%
Russell 2000® Index	11.79%	11.47%	15.82%
Lipper Small-Cap Value Funds Average	6.00%	8.89%	13.85%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratio in effect as of period end, were 0.88% for the Institutional Class shares, 0.98% for Class P shares, 1.23% for Class A shares, and 1.98% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO RAE Fundamental PLUS Small Fund seeks to exceed the total return of the Russell 2000® Index under normal circumstances by obtaining exposure to a portfolio of stocks of U.S. small companies (“RAE Fundamental US Small Model Portfolio”), and complementing this equity exposure with absolute return bond alpha strategy (“AR Bond Alpha Strategy”). The stocks are selected by the Fund’s sub-adviser, Research Affiliates, LLC, from a broad universe of companies which satisfy certain liquidity and capacity requirements. Under normal circumstances equity total return swaps are used to obtain exposure to the RAE Fundamental US Small Model Portfolio. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	The Fund’s exposure to the RAE Fundamental US Small Model Portfolio detracted from returns relative to the Russell 2000 Index, primarily due to the following:

»	Selection in financials contributed to relative returns, as the Fund’s holdings outperformed the benchmark index.

»	Selection and underweight exposure in information technology detracted from relative returns, as the Fund’s holdings underperformed the benchmark index and the sector outperformed the benchmark index.

»	Selection and underweight exposure in health care detracted from relative returns, as the Fund’s holdings underperformed the benchmark index and the sector outperformed the benchmark index.

»	Selection in consumer discretionary detracted from relative returns, as the Fund’s holdings underperformed the benchmark index.

»	The Fund’s bond alpha strategy added to returns, primarily due to the following:

»	Holdings of non-agency mortgages contributed to performance, as the total returns in these securities were positive.

»	U.S. duration strategies detracted from performance, as U.S. Treasury yields increased over the reporting period.

10	PIMCO FUNDAMENTAL INDEX FUNDS

PIMCO RAE Low Volatility PLUS Fund

Institutional Class - PILVX	Class C - POLVX
Class A - PXLVX

Cumulative Returns Through March 31, 2018

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 03/31/2018†§

Short-Term Instruments‡	41.1%
U.S. Treasury Obligations	24.6%
Asset-Backed Securities	11.3%
Corporate Bonds & Notes	9.1%
U.S. Government Agencies	6.4%
Non-Agency Mortgage-Backed Securities	5.0%
Sovereign Issues	2.5%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended March 31, 2018
	1 Year	Fund Inception (12/30/13)
PIMCO RAE Low Volatility PLUS Fund Institutional Class	9.10%	10.09%
PIMCO RAE Low Volatility PLUS Fund Class A	8.67%	9.65%
PIMCO RAE Low Volatility PLUS Fund Class A (adjusted)	4.63%	8.67%
PIMCO RAE Low Volatility PLUS Fund Class C	7.80%	8.84%
PIMCO RAE Low Volatility PLUS Fund Class C (adjusted)	6.89%	8.84%
S&P 500 Index	13.99%	11.13%
Lipper Large-Cap Value Funds Average	9.12%	7.85%	♦

All Fund returns are net of fees and expenses.

♦ Average cumulative total return since 12/31/2013.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

The Fund’s total annual operating expense ratio in effect as of period end, were 0.84% for the Institutional Class shares, 1.24% for Class A shares, and 1.99% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO RAE Low Volatility PLUS Fund seeks to exceed the total return of the S&P 500 (the “Benchmark Index”) under normal circumstances by obtaining exposure to a portfolio of stocks (“RAE Low Volatility US Model Portfolio”), and complementing this equity exposure with absolute return bond alpha strategy (“AR Bond Alpha Strategy”). The stocks are selected by the Fund’s sub-adviser, Research Affiliates, LLC, from a broad universe of companies which satisfy certain liquidity and capacity requirements. Under normal circumstances equity total return swaps are used to obtain exposure to the RAE Low Volatility US Model Portfolio. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	The Fund’s exposure to the RAE Low Volatility US Model Portfolio detracted from returns relative to the S&P 500 Index, primarily due to the following:

»	Selection in industrials contributed to relative returns, as the Fund’s holdings outperformed the benchmark index.

»	Selection in energy contributed to relative returns, as the Fund’s holdings outperformed the benchmark index.

»

Underweight exposure to, and selection in, information technology detracted from relative returns, as the sector outperformed the benchmark index and the Fund’s holdings underperformed the benchmark index.

»	Overweight exposure to consumer staples detracted from relative returns, as the sector underperformed the benchmark index.

»

Overweight exposure to, and selection in, telecommunication services detracted from relative returns, as the sector underperformed the benchmark index and the Fund’s holdings underperformed the benchmark index.

»	Overweight exposure to, and selection in, utilities detracted from relative returns, as the sector underperformed the benchmark index and the Fund’s holdings underperformed the benchmark index.

»	The Fund’s bond alpha strategy contributed to returns, primarily due to the following:

»	U.S. duration strategies detracted from returns as U.S. Treasury yields increased over the reporting period.

»	Holdings of non-Agency mortgages contributed to returns, as the total returns in these securities were positive.

»	Exposure to U.S. breakeven inflation securities contributed to returns, as inflation expectations increased.

»	Currency strategies detracted from returns, driven by a long U.S. dollar against the British pound, Singapore dollar and Korean won.

ANNUAL REPORT	MARCH 31, 2018	11

PIMCO RAE Low Volatility PLUS EMG Fund

Institutional Class - PLVLX

Cumulative Returns Through March 31, 2018

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 03/31/2018†§

U.S. Treasury Obligations	43.0%
Asset-Backed Securities	15.7%
Short-Term Instruments‡	15.1%
Non-Agency Mortgage-Backed Securities	10.8%
U.S. Government Agencies	7.6%
Corporate Bonds & Notes	6.1%
Sovereign Issues	1.6%
Other	0.1%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended March 31, 2018
	1 Year	Fund Inception (12/30/13)
PIMCO RAE Low Volatility PLUS EMG Fund Institutional Class	16.59%	4.04%
MSCI Emerging Markets Index	24.93%	6.16%
Lipper Emerging Market Funds Average	23.20%	5.29%	♦

All Fund returns are net of fees and expenses.

♦ Average cumulative total return since 12/31/2013.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

The Fund’s total annual operating expense ratio in effect as of period end, was 1.20% for the Institutional Class shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO RAE Low Volatility PLUS EMG Fund seeks to exceed the total return of the MSCI Emerging Markets Index (Net Dividends in USD) (the “Benchmark Index”) under normal circumstances by obtaining exposure to a portfolio of stocks economically tied to emerging market countries (“RAE Low Volatility Emerging Markets Model Portfolio”), and complementing this equity exposure with absolute return bond alpha strategy (“AR Bond Alpha Strategy”). The stocks are selected by the Fund’s sub-adviser, Research Affiliates, LLC, from a broad universe of companies which satisfy certain liquidity and capacity requirements. Under normal circumstances equity total return swaps are used to obtain exposure to the RAE Low Volatility Emerging Markets Model Portfolio. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	The Fund’s exposure to the RAE Low Volatility Emerging Markets Model Portfolio detracted from returns relative to the MSCI Emerging Markets Index, primarily due to the following:

»	Underweight exposure to industrials contributed to relative returns, as the sector underperformed the benchmark index.

»	Selection in consumer staples contributed to relative returns, as the Fund’s holdings outperformed the benchmark index.

»

Underweight exposure to, and selection in, information technology detracted from relative returns, as the sector outperformed the benchmark index and the Fund’s holdings underperformed the benchmark index.

»

Overweight exposure to, and selection in, telecommunications services detracted from relative returns, as the sector underperformed the benchmark index and the Fund’s holdings underperformed the benchmark index.

»	Overweight exposure to, and selection in, energy detracted from relative returns, as the sector underperformed the benchmark index and the Fund’s holdings underperformed the benchmark index.

»	Overweight exposure to, and selection in, utilities detracted from relative returns, as the sector underperformed the benchmark index and the Fund’s holdings underperformed the benchmark index.

»	The Fund’s bond alpha strategy contributed to returns, primarily due to the following:

»	U.S. duration strategies detracted from returns, as U.S. Treasury yields increased over the reporting period.

»	Holdings of non-agency mortgages contributed to returns, as the total returns in these securities were positive.

»	Exposure to U.S. breakeven inflation securities contributed to returns, as inflation expectations increased.

»	Currency strategies detracted from returns, driven by a long U.S. dollar against the British pound, Singapore dollar and Korean won.

12	PIMCO FUNDAMENTAL INDEX FUNDS

PIMCO RAE Low Volatility PLUS International Fund

Institutional Class - PLVTX
Class P - PLVZX

Cumulative Returns Through March 31, 2018

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 03/31/2018†§

U.S. Treasury Obligations	28.9%
Asset-Backed Securities	21.4%
Short-Term Instruments‡	16.3%
Corporate Bonds & Notes	14.4%
U.S. Government Agencies	10.0%
Non-Agency Mortgage-Backed Securities	6.9%
Sovereign Issues	1.5%
Other	0.6%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended March 31, 2018
	1 Year	Fund Inception (12/30/13)
PIMCO RAE Low Volatility PLUS International Fund Institutional Class	15.68%	6.46%
PIMCO RAE Low Volatility PLUS International Fund Class P	15.44%	6.36%
MSCI EAFE Index	14.80%	3.85%
Lipper International Multi-Cap Value Funds Average	12.89%	2.90%	♦

All Fund returns are net of fees and expenses.

♦ Average cumulative total return since 12/31/2013.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

The Fund’s total annual operating expense ratio in effect as of period end, were 0.85% for the Institutional Class shares, and 0.95% for Class P shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO RAE Low Volatility PLUS International Fund seeks to exceed the total return of the MSCI EAFE Net Dividend Index (USD Unhedged) (the “Benchmark Index”) under normal circumstances by obtaining exposure to a portfolio of stocks economically tied to foreign (non-U.S.) countries (“RAE Low Volatility International Model Portfolio”), and complementing this equity exposure with absolute return bond alpha strategy (“AR Bond Alpha Strategy”). The stocks are selected by the Fund’s sub-adviser, Research Affiliates, LLC, from a broad universe of companies which satisfy certain liquidity and capacity requirements. Under normal circumstances equity total return swaps are used to obtain exposure to the RAE Low Volatility International Model Portfolio. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	The Fund’s exposure to the RAE Low Volatility International Model Portfolio detracted from returns relative to the MSCI EAFE Index, primarily due to the following:

»	Overweight exposure to, and selection in, energy contributed to relative returns, as the sector outperformed the benchmark index and the Fund’s holdings outperformed the benchmark index.

»	Selection in industrials contributed to relative returns, as the Fund’s holdings outperformed the benchmark index.

»	Overweight exposure to, and selection in, utilities detracted from relative returns, as the sector underperformed the benchmark index and the Fund’s holdings underperformed the benchmark index.

»

Underweight exposure to, and selection in, consumer discretionary detracted from relative returns, as the sector outperformed the benchmark index and the Fund’s holdings underperformed the benchmark index.

»	Overweight exposure to consumer staples detracted from relative returns, as the sector underperformed the benchmark index.

»	Underweight exposure to information technology detracted from relative returns, as the sector outperformed the benchmark index.

»	The Fund’s bond alpha strategy contributed to returns, primarily due to the following:

»	U.S. duration strategies detracted from returns, as U.S. Treasury yields increased over the reporting period.

»	Holdings of non-Agency mortgages contributed to returns as the total returns in these securities were positive.

»	Exposure to U.S. breakeven inflation securities contributed to returns, as inflation expectations increased.

»	Currency strategies detracted from returns, driven by a long U.S. dollar against the British pound, Singapore dollar and Korean won.

ANNUAL REPORT	MARCH 31, 2018	13

PIMCO RAE Worldwide Long/Short PLUS Fund

Institutional Class - PWLIX

Cumulative Returns Through March 31, 2018

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 03/31/2018†§

Short-Term Instruments‡	38.2%
U.S. Treasury Obligations	31.3%
Asset-Backed Securities	9.9%
U.S. Government Agencies	7.4%
Corporate Bonds & Notes	5.5%
Non-Agency Mortgage-Backed Securities	5.4%
Sovereign Issues	1.5%
Other	0.8%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended March 31, 2018
	1 Year	Fund Inception (12/04/14)
PIMCO RAE Worldwide Long/Short PLUS Fund Institutional Class	5.35%	4.22%
3 Month USD LIBOR Index	1.38%	0.78%	♦
Lipper Alternative Long/Short Equity Funds Average	5.92%	3.86%	♦

All Fund returns are net of fees and expenses.

♦ Average cumulative total return since 11/30/2014.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

The Fund’s total annual operating expense ratio in effect as of period end, was 1.22% for the Institutional Class shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO RAE Worldwide Long/Short PLUS Fund seeks long-term capital appreciation, consistent with prudent investment management, under normal circumstances by obtaining long exposure to three separate stock portfolios representing developed and developing markets, short exposure to corresponding capitalization-weighted equity indexes, and complimenting this equity exposure with absolute return bond alpha strategy (“AR Bond Alpha Strategy”). The Fund normally will obtain long exposure to the RAE Low Volatility US Model Portfolio, RAE Low Volatility International Model Portfolio and the RAE Low Volatility Emerging Markets Model Portfolio (each, a “RAE Model Portfolio,” and collectively, the “RAE Model Portfolios”). The stocks comprising the RAE Model Portfolios are selected by the Fund’s sub-adviser, Research Affiliates, LLC, from a broad universe of companies which satisfy certain liquidity and capacity requirements. Under normal circumstances equity total return swaps are used to obtain exposure to the RAE Model Portfolios and short positions in swaps and futures are used to obtain exposure to capitalization-weighted indexes. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	The Fund’s net long exposure to global equities contributed to returns primarily due to the following:

»	Global equities benefitted from rising global equity markets, as the MSCI All Country World (ACWI) Index returned 14.9% over the reporting period.

»	Hedging non-U.S. currency risk in the portfolio’s long/short equity strategy detracted from performance, as the U.S. dollar weakened relative to most major currencies.

»	The Fund’s bond alpha strategy contributed to returns, primarily due to the following:

»	U.S. duration strategies detracted from returns, as U.S. Treasury yields increased over the reporting period.

»	Holdings of non-agency mortgages contributed to returns, as the total returns in these securities were positive.

»	Holdings of investment grade corporate bonds added to returns, as the sector generated positive returns.

14	PIMCO FUNDAMENTAL INDEX FUNDS

Expense Examples

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from October 1, 2017 to March 31, 2018 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any Acquired Fund Fees and Expenses or transactional costs, such as sales charges (loads) on purchase payments and exchange fees, if any. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (10/01/17)	Ending Account Value (03/31/18)	Expenses Paid During Period*	Beginning Account Value (10/01/17)	Ending Account Value (03/31/18)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO RAE Fundamental Advantage PLUS Fund
Institutional Class	$1,000.00	$1,010.10	$4.81	$1,000.00	$1,020.14	$4.84	0.96%
Class P	1,000.00	1,008.60	5.31	1,000.00	1,019.65	5.34	1.06
Class A	1,000.00	1,006.80	6.85	1,000.00	1,018.10	6.89	1.37
Class C	1,000.00	1,004.10	10.54	1,000.00	1,014.41	10.60	2.11
PIMCO RAE Fundamental PLUS Fund
Institutional Class	$1,000.00	$1,059.80	$4.57	$1,000.00	$1,020.49	$4.48	0.89%
Class P	1,000.00	1,058.30	5.08	1,000.00	1,020.00	4.99	0.99
Administrative Class	1,000.00	1,057.10	5.85	1,000.00	1,019.25	5.74	1.14
Class A	1,000.00	1,057.80	6.62	1,000.00	1,018.50	6.49	1.29
Class C	1,000.00	1,054.20	10.45	1,000.00	1,014.76	10.25	2.04
PIMCO RAE Fundamental PLUS EMG Fund
Institutional Class	$1,000.00	$1,090.30	$6.15	$1,000.00	$1,019.05	$5.94	1.18%
Class P	1,000.00	1,089.00	6.67	1,000.00	1,018.55	6.44	1.28
Class A	1,000.00	1,088.10	8.23	1,000.00	1,017.05	7.95	1.58
Class C	1,000.00	1,084.40	12.11	1,000.00	1,013.31	11.70	2.33

ANNUAL REPORT	MARCH 31, 2018	15

Expense Examples (Cont.)

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (10/01/17)	Ending Account Value (03/31/18)	Expenses Paid During Period*	Beginning Account Value (10/01/17)	Ending Account Value (03/31/18)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO RAE Fundamental PLUS International Fund
Institutional Class	$1,000.00	$1,021.20	$4.99	$1,000.00	$1,020.00	$4.99	0.99%
Class P	1,000.00	1,020.90	5.49	1,000.00	1,019.50	5.49	1.09
Class A	1,000.00	1,019.20	6.75	1,000.00	1,018.25	6.74	1.34
PIMCO RAE Fundamental PLUS Small Fund
Institutional Class	$1,000.00	$1,026.30	$4.50	$1,000.00	$1,020.49	$4.48	0.89%
Class P	1,000.00	1,026.00	5.00	1,000.00	1,020.00	4.99	0.99
Class A	1,000.00	1,023.90	6.26	1,000.00	1,018.75	6.24	1.24
Class C	1,000.00	1,020.80	10.03	1,000.00	1,015.01	10.00	1.99
PIMCO RAE Low Volatility PLUS Fund
Institutional Class	$1,000.00	$1,035.70	$4.36	$1,000.00	$1,020.64	$4.33	0.86%
Class A	1,000.00	1,033.60	6.39	1,000.00	1,018.65	6.34	1.26
Class C	1,000.00	1,029.10	10.17	1,000.00	1,014.91	10.10	2.01
PIMCO RAE Low Volatility PLUS EMG Fund
Institutional Class	$1,000.00	$1,086.00	$8.06	$1,000.00	$1,017.20	$7.80	1.55%
PIMCO RAE Low Volatility PLUS International Fund
Institutional Class	$1,000.00	$1,045.90	$4.74	$1,000.00	$1,020.29	$4.68	0.93%
Class P	1,000.00	1,044.80	5.25	1,000.00	1,019.80	5.19	1.03
PIMCO RAE Worldwide Long/Short PLUS Fund
Institutional Class	$1,000.00	$1,019.20	$6.29	$1,000.00	$1,018.70	$6.29	1.25%

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

16	PIMCO FUNDAMENTAL INDEX FUNDS

Benchmark Descriptions

Index*	Benchmark Descriptions

3 Month USD LIBOR Index	The 3 Month USD LIBOR (London Interbank Offered Rate) Index is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market.

MSCI EAFE Index	MSCI EAFE Index is an unmanaged index designed to represent the performance of large and mid-cap securities across 21 developed markets, including countries in Europe, Australasia and the Far East, excluding the U.S. and Canada.

MSCI Emerging Markets Index	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

Russell 2000® Index	Russell 2000® Index is composed of 2,000 of the smallest companies in the Russell 3000 Index and is considered to be representative of the small cap market in general.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market.

*	It is not possible to invest directly in an unmanaged index.

ANNUAL REPORT	MARCH 31, 2018	17

Financial Highlights

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO RAE Fundamental Advantage PLUS Fund
Institutional Class
03/31/2018	$10.24	$0.18	$(0.19)	$(0.01)	$(0.11)	$0.00	$0.00	$(0.11)
03/31/2017	9.70	0.31	0.23	0.54	0.00	0.00	0.00	0.00
03/31/2016~	10.86	0.23	(0.86)	(0.63)	(0.53)	0.00	0.00	(0.53)
03/31/2015~	11.94	0.12	(0.42)	(0.30)	(0.78)	0.00	0.00	(0.78)
03/31/2014~	13.38	0.15	0.03	0.18	(1.62)	0.00	0.00	(1.62)
Class P
03/31/2018	10.21	0.17	(0.19)	(0.02)	(0.10)	0.00	0.00	(0.10)
03/31/2017	9.68	0.30	0.23	0.53	0.00	0.00	0.00	0.00
03/31/2016~	10.86	0.22	(0.88)	(0.66)	(0.52)	0.00	0.00	(0.52)
03/31/2015~	11.91	0.12	(0.39)	(0.27)	(0.78)	0.00	0.00	(0.78)
03/31/2014~	13.35	0.12	0.03	0.15	(1.59)	0.00	0.00	(1.59)
Class A
03/31/2018	10.02	0.14	(0.19)	(0.05)	(0.08)	0.00	0.00	(0.08)
03/31/2017	9.53	0.26	0.23	0.49	0.00	0.00	0.00	0.00
03/31/2016~	10.71	0.19	(0.87)	(0.68)	(0.50)	0.00	0.00	(0.50)
03/31/2015~	11.76	0.09	(0.39)	(0.30)	(0.75)	0.00	0.00	(0.75)
03/31/2014~	13.20	0.09	0.03	0.12	(1.56)	0.00	0.00	(1.56)
Class C
03/31/2018	9.99	0.07	(0.19)	(0.12)	(0.04)	0.00	0.00	(0.04)
03/31/2017	9.57	0.18	0.24	0.42	0.00	0.00	0.00	0.00
03/31/2016~	10.74	0.11	(0.83)	(0.72)	(0.45)	0.00	0.00	(0.45)
03/31/2015~	11.82	(0.00)	(0.42)	(0.42)	(0.66)	0.00	0.00	(0.66)
03/31/2014~	13.29	(0.00)	0.03	0.03	(1.50)	0.00	0.00	(1.50)

PIMCO RAE Fundamental PLUS Fund
Institutional Class
03/31/2018	$7.28	$0.12	$0.73	$0.85	$(0.50)	$(0.13)	$0.00	$(0.63)
03/31/2017	5.93	0.15	1.20	1.35	0.00	0.00	0.00	0.00
03/31/2016	6.56	0.11	(0.39)	(0.28)	(0.19)	(0.16)	0.00	(0.35)
03/31/2015	7.01	0.04	0.56	0.60	(0.45)	(0.60)	0.00	(1.05)
03/31/2014	6.57	0.05	1.35	1.40	(0.96)	0.00	0.00	(0.96)
Class P
03/31/2018	7.23	0.11	0.73	0.84	(0.49)	(0.13)	0.00	(0.62)
03/31/2017	5.90	0.14	1.19	1.33	0.00	0.00	0.00	0.00
03/31/2016	6.52	0.10	(0.38)	(0.28)	(0.18)	(0.16)	0.00	(0.34)
03/31/2015	6.98	0.03	0.56	0.59	(0.45)	(0.60)	0.00	(1.05)
03/31/2014	6.55	0.05	1.33	1.38	(0.95)	0.00	0.00	(0.95)
Administrative Class
03/31/2018	7.13	0.10	0.71	0.81	(0.48)	(0.13)	0.00	(0.61)
03/31/2017	5.82	0.12	1.19	1.31	0.00	0.00	0.00	0.00
03/31/2016	6.43	0.09	(0.38)	(0.29)	(0.16)	(0.16)	0.00	(0.32)
03/31/2015	6.90	0.02	0.55	0.57	(0.44)	(0.60)	0.00	(1.04)
03/31/2014	6.48	0.04	1.33	1.37	(0.95)	0.00	0.00	(0.95)
Class A
03/31/2018	6.96	0.09	0.70	0.79	(0.47)	(0.13)	0.00	(0.60)
03/31/2017	5.70	0.12	1.14	1.26	0.00	0.00	0.00	0.00
03/31/2016	6.32	0.08	(0.37)	(0.29)	(0.17)	(0.16)	0.00	(0.33)
03/31/2015	6.80	0.01	0.54	0.55	(0.43)	(0.60)	0.00	(1.03)
03/31/2014	6.40	0.02	1.32	1.34	(0.94)	0.00	0.00	(0.94)
Class C
03/31/2018	6.48	0.03	0.66	0.69	(0.43)	(0.13)	0.00	(0.56)
03/31/2017	5.35	0.07	1.06	1.13	0.00	0.00	0.00	0.00
03/31/2016	5.96	0.04	(0.35)	(0.31)	(0.14)	(0.16)	0.00	(0.30)
03/31/2015	6.47	(0.04)	0.52	0.48	(0.39)	(0.60)	0.00	(0.99)
03/31/2014	6.16	(0.03)	1.25	1.22	(0.91)	0.00	0.00	(0.91)

18	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$10.12	(0.07)%	$1,450,180	0.96%	0.96%	0.89%	0.89%	1.80%	137%
10.24	5.57	382,282	0.95	0.95	0.89	0.89	3.09	398
9.70	(4.86)	535,687	0.94	0.94	0.89	0.89	2.20	602
10.86	(2.61)	2,354,316	0.90	0.90	0.89	0.89	1.13	413
11.94	1.57	3,158,822	0.89	0.89	0.89	0.89	1.09	262

10.09	(0.17)	3,161	1.06	1.06	0.99	0.99	1.75	137
10.21	5.48	5,878	1.05	1.05	0.99	0.99	2.96	398
9.68	(5.10)	10,230	1.04	1.04	0.99	0.99	2.13	602
10.86	(2.45)	23,634	1.00	1.00	0.99	0.99	1.05	413
11.91	1.45	44,362	0.99	0.99	0.99	0.99	1.01	262

9.89	(0.51)	12,585	1.36	1.36	1.29	1.29	1.47	137
10.02	5.14	9,554	1.35	1.35	1.29	1.29	2.62	398
9.53	(5.42)	21,009	1.34	1.34	1.29	1.29	1.86	602
10.71	(2.82)	29,625	1.30	1.30	1.29	1.29	0.74	413
11.76	1.24	76,013	1.29	1.29	1.29	1.29	0.69	262

9.83	(1.21)	4,722	2.11	2.11	2.04	2.04	0.71	137
9.99	4.39	8,381	2.10	2.10	2.04	2.04	1.83	398
9.57	(5.91)	9,959	2.09	2.09	2.04	2.04	1.08	602
10.74	(3.65)	22,367	2.05	2.05	2.04	2.04	0.00	413
11.82	0.36	38,619	2.04	2.04	2.04	2.04	(0.08)	262

$7.50	11.89%	$456,567	0.85%	0.85%	0.79%	0.79%	1.64%	150%
7.28	22.77	459,719	0.86	0.86	0.79	0.79	2.33	552
5.93	(4.33)	440,025	0.83	0.83	0.79	0.79	1.80	501
6.56	8.80	1,055,142	0.80	0.80	0.79	0.79	0.59	390
7.01	22.36	1,350,370	0.79	0.79	0.79	0.79	0.80	424

7.45	11.88	261,970	0.95	0.95	0.89	0.89	1.54	150
7.23	22.54	261,947	0.96	0.96	0.89	0.89	2.21	552
5.90	(4.29)	225,311	0.93	0.93	0.89	0.89	1.69	501
6.52	8.61	616,784	0.90	0.90	0.89	0.89	0.47	390
6.98	22.20	368,467	0.89	0.89	0.89	0.89	0.68	424

7.33	11.61	33,453	1.10	1.10	1.04	1.04	1.40	150
7.13	22.51	30,644	1.11	1.11	1.04	1.04	1.84	552
5.82	(4.49)	7,463	1.08	1.08	1.04	1.04	1.48	501
6.43	8.40	37,774	1.05	1.05	1.04	1.04	0.33	390
6.90	22.12	36,155	1.04	1.04	1.04	1.04	0.56	424

7.15	11.60	692,730	1.25	1.25	1.19	1.19	1.26	150
6.96	22.11	439,747	1.26	1.26	1.19	1.19	1.95	552
5.70	(4.63)	462,967	1.23	1.23	1.19	1.19	1.43	501
6.32	8.24	785,656	1.20	1.20	1.19	1.19	0.17	390
6.80	22.03	745,005	1.19	1.19	1.19	1.19	0.37	424

6.61	10.81	317,393	2.00	2.00	1.94	1.94	0.49	150
6.48	21.12	355,721	2.01	2.01	1.94	1.94	1.19	552
5.35	(5.26)	355,308	1.98	1.98	1.94	1.94	0.69	501
5.96	7.54	559,797	1.95	1.95	1.94	1.94	(0.58)	390
6.47	20.87	415,212	1.94	1.94	1.94	1.94	(0.40)	424

ANNUAL REPORT	MARCH 31, 2018	19

Financial Highlights (Cont.)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO RAE Fundamental PLUS EMG Fund
Institutional Class
03/31/2018	$10.35	$0.16	$1.77	$1.93	$(0.95)	$0.00	$0.00	$(0.95)
03/31/2017	7.83	0.20	2.73	2.93	(0.41)	0.00	0.00	(0.41)
03/31/2016	9.44	0.17	(1.78)	(1.61)	0.00	0.00	0.00	0.00
03/31/2015	9.54	0.07	(0.16)	(0.09)	(0.01)	0.00	0.00	(0.01)
03/31/2014	10.09	0.05	(0.56)	(0.51)	(0.01)	(0.03)	0.00	(0.04)
Class P
03/31/2018	10.33	0.15	1.76	1.91	(0.93)	0.00	0.00	(0.93)
03/31/2017	7.83	0.20	2.71	2.91	(0.41)	0.00	0.00	(0.41)
03/31/2016	9.44	0.16	(1.77)	(1.61)	0.00	0.00	0.00	0.00
03/31/2015	9.55	0.06	(0.15)	(0.09)	(0.02)	0.00	0.00	(0.02)
03/31/2014	10.12	0.06	(0.60)	(0.54)	(0.00)	(0.03)	0.00	(0.03)
Class A
03/31/2018	10.23	0.12	1.74	1.86	(0.91)	0.00	0.00	(0.91)
03/31/2017	7.76	0.17	2.69	2.86	(0.39)	0.00	0.00	(0.39)
03/31/2016	9.39	0.13	(1.76)	(1.63)	0.00	0.00	0.00	0.00
03/31/2015	9.52	0.04	(0.17)	(0.13)	(0.00)	0.00	0.00	(0.00)
05/31/2013 - 03/31/2014	9.77	(0.00)	(0.21)	(0.21)	(0.01)	(0.03)	0.00	(0.04)
Class C
03/31/2018	9.98	0.03	1.71	1.74	(0.85)	0.00	0.00	(0.85)
03/31/2017	7.59	0.10	2.63	2.73	(0.34)	0.00	0.00	(0.34)
03/31/2016	9.25	0.07	(1.73)	(1.66)	0.00	0.00	0.00	0.00
03/31/2015	9.44	(0.03)	(0.16)	(0.19)	(0.00)	0.00	0.00	(0.00)
05/31/2013 - 03/31/2014	9.77	(0.06)	(0.24)	(0.30)	(0.00)	(0.03)	0.00	(0.03)

PIMCO RAE Fundamental PLUS International Fund
Institutional Class
03/31/2018	$9.04	$0.17	$1.35	$1.52	$(0.93)	$0.00	$0.00	$(0.93)
03/31/2017	7.48	0.22	1.44	1.66	(0.10)	0.00	0.00	(0.10)
03/31/2016	8.95	0.16	(1.40)	(1.24)	(0.23)	0.00	0.00	(0.23)
03/31/2015	12.56	0.24	(1.08)	(0.84)	(0.34)	(2.43)	0.00	(2.77)
03/31/2014	11.26	0.14	2.73	2.87	(1.54)	(0.03)	0.00	(1.57)
Class P
03/31/2018	9.03	0.17	1.34	1.51	(0.92)	0.00	0.00	(0.92)
03/31/2017	7.47	0.23	1.42	1.65	(0.09)	0.00	0.00	(0.09)
03/31/2016	8.93	0.14	(1.39)	(1.25)	(0.21)	0.00	0.00	(0.21)
03/31/2015	12.91	0.16	(1.37)	(1.21)	(0.34)	(2.43)	0.00	(2.77)
Class A
03/31/2018	9.03	0.16	1.32	1.48	(0.91)	0.00	0.00	(0.91)
03/31/2017	7.47	0.21	1.42	1.63	(0.07)	0.00	0.00	(0.07)
03/31/2016	8.95	0.14	(1.41)	(1.27)	(0.21)	0.00	0.00	(0.21)
03/31/2015	12.56	0.20	(1.09)	(0.89)	(0.29)	(2.43)	0.00	(2.72)
03/31/2014	12.61	0.01	(0.06)	(0.05)	0.00	0.00	0.00	0.00

PIMCO RAE Fundamental PLUS Small Fund
Institutional Class
03/31/2018	$11.60	$0.20	$0.98	$1.18	$(0.49)	$(0.68)	$0.00	$(1.17)
03/31/2017	8.82	0.29	2.55	2.84	(0.06)	0.00	0.00	(0.06)
03/31/2016	12.39	0.25	(1.51)	(1.26)	(0.39)	(1.92)	0.00	(2.31)
03/31/2015	12.33	0.23	0.60	0.83	(0.77)	0.00	0.00	(0.77)
03/31/2014	13.17	0.18	3.03	3.21	(4.00)	(0.05)	0.00	(4.05)
Class P
03/31/2018	11.57	0.18	0.99	1.17	(0.48)	(0.68)	0.00	(1.16)
03/31/2017	8.81	0.27	2.55	2.82	(0.06)	0.00	0.00	(0.06)
03/31/2016	12.38	0.25	(1.53)	(1.28)	(0.37)	(1.92)	0.00	(2.29)
05/30/2014 - 03/31/2015	12.01	0.13	1.02	1.15	(0.78)	0.00	0.00	(0.78)

20	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$11.33	19.48%	$2,496,352	1.18%		1.18%		1.15%		1.15%		1.46%		87%
10.35	38.26	1,219,248	1.27		1.27		1.15		1.15		2.29		368
7.83	(17.06)	1,973,502	1.17		1.17		1.15		1.15		2.02		482
9.44	(0.94)	3,010,359	1.15		1.15		1.15		1.15		0.73		537
9.54	(5.04)	5,266,628	1.20	(c)	1.20	(c)	1.20	(c)	1.20	(c)	0.55		328

11.31	19.30	53,041	1.28		1.28		1.25		1.25		1.39		87
10.33	38.01	41,744	1.37		1.37		1.25		1.25		2.06		368
7.83	(17.06)	7,589	1.27		1.27		1.25		1.25		1.90		482
9.44	(1.00)	7,575	1.25		1.25		1.25		1.25		0.57		537
9.55	(5.32)	9,259	1.30	(d)	1.30	(d)	1.30	(d)	1.30	(d)	0.60		328

11.18	18.97	25,707	1.58		1.58		1.55		1.55		1.10		87
10.23	37.61	7,396	1.67		1.67		1.55		1.55		1.83		368
7.76	(17.36)	4,026	1.57		1.57		1.55		1.55		1.55		482
9.39	(1.36)	10,935	1.55		1.55		1.55		1.55		0.36		537
9.52	(2.10)	3,842	1.59	*(e)	1.59	*(e)	1.59	*(e)	1.59	*(e)	(0.00	)*	328

10.87	18.13	4,657	2.33		2.33		2.30		2.30		0.31		87
9.98	36.57	2,268	2.42		2.42		2.30		2.30		1.10		368
7.59	(17.95)	1,618	2.32		2.32		2.30		2.30		0.89		482
9.25	(2.01)	1,890	2.30		2.30		2.30		2.30		(0.34)		537
9.44	(3.02)	665	2.34	*(e)	2.34	*(e)	2.34	*(e)	2.34	*(e)	(0.75	)*	328

$9.63	16.94%	$557,862	0.94%		0.94%		0.82%		0.82%		1.77%		144%
9.04	22.36	942,949	0.87		0.87		0.82		0.82		2.66		250
7.48	(14.06)	619,564	0.83		0.83		0.82		0.82		1.89		465
8.95	(6.53)	1,096,358	0.83		0.83		0.82		0.82		2.07		857
12.56	26.29	2,805,349	0.84	(f)	0.84	(f)	0.83	(f)	0.83	(f)	1.18		414

9.62	16.88	3,958	1.04		1.04		0.92		0.92		1.71		144
9.03	22.30	4,830	0.97		0.97		0.92		0.92		2.83		250
7.47	(14.14)	3,777	0.93		0.93		0.92		0.92		1.72		465
8.93	(9.17)	2,752	0.93	*	0.93	*	0.92	*	0.92	*	2.00	*	857

9.60	16.44	9,481	1.29		1.29		1.17		1.17		1.65		144
9.03	22.01	3,142	1.22		1.22		1.17		1.17		2.57		250
7.47	(14.37)	2,727	1.18		1.18		1.17		1.17		1.70		465
8.95	(6.96)	2,425	1.18		1.18		1.17		1.17		1.78		857
12.56	(0.40)	4,059	1.18	*	1.18	*	1.17	*	1.17	*	1.10	*	414

$11.61	10.35%	$81,039	0.89%		0.89%		0.84%		0.84%		1.66%		141%
11.60	32.15	65,475	0.88		0.88		0.84		0.84		2.83		352
8.82	(10.27)	47,436	0.87		0.87		0.84		0.84		2.26		526
12.39	6.82	391,557	0.85		0.85		0.84		0.84		1.85		722
12.33	26.01	531,938	0.84		0.84		0.84		0.84		1.36		378

11.58	10.26	2,938	0.99		0.99		0.94		0.94		1.54		141
11.57	32.00	3,584	0.98		0.98		0.94		0.94		2.52		352
8.81	(10.40)	1,389	0.97		0.97		0.94		0.94		2.21		526
12.38	9.64	4,475	0.95	*	0.95	*	0.94	*	0.94	*	1.31	*	722

ANNUAL REPORT	MARCH 31, 2018	21

Financial Highlights (Cont.)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO RAE Fundamental PLUS Small Fund (Cont.)
Class A
03/31/2018	$11.52	$0.16	$0.97	$1.13	$(0.46)	$(0.68)	$0.00	$(1.14)
03/31/2017	8.77	0.25	2.53	2.78	(0.03)	0.00	0.00	(0.03)
03/31/2016	12.34	0.21	(1.51)	(1.30)	(0.35)	(1.92)	0.00	(2.27)
03/31/2015	12.32	0.12	0.66	0.78	(0.76)	0.00	0.00	(0.76)
02/28/2014 - 03/31/2014	12.20	0.02	0.10	0.12	0.00	0.00	0.00	0.00
Class C
03/31/2018	11.34	0.06	0.97	1.03	(0.37)	(0.68)	0.00	(1.05)
03/31/2017	8.68	0.20	2.46	2.66	0.00	0.00	0.00	0.00
03/31/2016	12.27	0.15	(1.52)	(1.37)	(0.30)	(1.92)	0.00	(2.22)
03/31/2015	12.31	0.06	0.63	0.69	(0.73)	0.00	0.00	(0.73)
02/28/2014 - 03/31/2014	12.20	0.01	0.10	0.11	0.00	0.00	0.00	0.00

PIMCO RAE Low Volatility PLUS Fund
Institutional Class
03/31/2018	$12.54	$0.27	$0.93	$1.20	$(0.32)	$(1.91)	$0.00	$(2.23)
03/31/2017	10.99	0.23	1.52	1.75	(0.20)	0.00	0.00	(0.20)
03/31/2016	10.81	0.17	0.22	0.39	(0.07)	(0.14)	0.00	(0.21)
03/31/2015	10.32	0.07	1.09	1.16	(0.67)	0.00	0.00	(0.67)
12/30/2013 - 03/31/2014	10.00	0.01	0.31	0.32	0.00	0.00	0.00	0.00
Class A
03/31/2018	12.44	0.21	0.93	1.14	(0.29)	(1.91)	0.00	(2.20)
03/31/2017	10.92	0.16	1.54	1.70	(0.18)	0.00	0.00	(0.18)
03/31/2016	10.76	0.13	0.20	0.33	(0.03)	(0.14)	0.00	(0.17)
03/31/2015	10.31	0.01	1.11	1.12	(0.67)	0.00	0.00	(0.67)
12/30/2013 - 03/31/2014	10.00	(0.00)	0.31	0.31	0.00	0.00	0.00	0.00
Class C
03/31/2018	12.27	0.12	0.91	1.03	(0.23)	(1.91)	0.00	(2.14)
03/31/2017	10.80	0.07	1.52	1.59	(0.12)	0.00	0.00	(0.12)
03/31/2016	10.69	0.05	0.20	0.25	(0.00)	(0.14)	0.00	(0.14)
03/31/2015	10.29	(0.07)	1.11	1.04	(0.64)	0.00	0.00	(0.64)
12/30/2013 - 03/31/2014	10.00	(0.02)	0.31	0.29	0.00	0.00	0.00	0.00

PIMCO RAE Low Volatility PLUS EMG Fund
Institutional Class
03/31/2018	$9.51	$0.20	$1.34	$1.54	$(0.68)	$0.00	$0.00	$(0.68)
03/31/2017	7.97	0.18	1.47	1.65	(0.11)	0.00	0.00	(0.11)
03/31/2016	9.73	0.11	(1.68)	(1.57)	(0.14)	0.00	(0.05)	(0.19)
03/31/2015	9.96	0.08	(0.02)	0.06	(0.26)	(0.03)	0.00	(0.29)
12/30/2013 - 03/31/2014	10.00	0.01	(0.05)	(0.04)	0.00	0.00	0.00	0.00

PIMCO RAE Low Volatility PLUS International Fund
Institutional Class
03/31/2018	$10.23	$0.19	$1.40	$1.59	$(0.55)	$(0.24)	$0.00	$(0.79)
03/31/2017	9.16	0.19	1.03	1.22	(0.11)	(0.04)	0.00	(0.15)
03/31/2016	10.12	0.14	(0.67)	(0.53)	(0.43)	0.00	0.00	(0.43)
03/31/2015	10.13	0.12	0.23	0.35	(0.36)	(0.00)	0.00	(0.36)
12/30/2013 - 03/31/2014	10.00	0.02	0.11	0.13	0.00	0.00	0.00	0.00
Class P
03/31/2018	10.22	0.19	1.38	1.57	(0.55)	(0.24)	0.00	(0.79)
03/31/2017	9.15	0.20	1.02	1.22	(0.11)	(0.04)	0.00	(0.15)
03/31/2016	10.11	0.13	(0.66)	(0.53)	(0.43)	0.00	0.00	(0.43)
03/31/2015	10.13	0.09	0.25	0.34	(0.36)	(0.00)	0.00	(0.36)
12/30/2013 - 03/31/2014	10.00	0.00	0.13	0.13	0.00	0.00	0.00	0.00

22	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$11.51	9.90%	$10,296	1.24%		1.24%		1.19%		1.19%		1.34%		141%
11.52	31.73	3,861	1.23		1.23		1.19		1.19		2.42		352
8.77	(10.63)	2,252	1.22		1.22		1.19		1.19		1.93		526
12.34	6.45	6,255	1.20		1.20		1.19		1.19		0.99		722
12.32	0.98	68	1.19	*	1.19	*	1.19	*	1.19	*	2.20	*	378

11.32	9.20	2,713	1.99		1.99		1.94		1.94		0.55		141
11.34	30.65	2,928	1.98		1.98		1.94		1.94		2.00		352
8.68	(11.24)	4,017	1.97		1.97		1.94		1.94		1.39		526
12.27	5.67	4,536	1.95		1.95		1.94		1.94		0.53		722
12.31	0.90	35	1.94	*	1.94	*	1.94	*	1.94	*	1.47	*	378

$11.51	9.10%	$200,048	0.87%		0.87%		0.79%		0.79%		2.12%		162%
12.54	16.03	187,438	0.84		0.84		0.79		0.79		1.95		342
10.99	3.62	258,206	0.83		0.83		0.79		0.79		1.61		551
10.81	11.15	1,055,948	0.79		0.79		0.79		0.79		0.63		691
10.32	3.20	107,050	0.79	*	0.96	*	0.79	*	0.96	*	0.43	*	227

11.38	8.67	13,436	1.27		1.27		1.19		1.19		1.71		162
12.44	15.59	12,155	1.24		1.24		1.19		1.19		1.37		342
10.92	3.14	8,357	1.23		1.23		1.19		1.19		1.23		551
10.76	10.73	15,403	1.19		1.19		1.19		1.19		0.05		691
10.31	3.10	10	1.19	*	1.36	*	1.19	*	1.36	*	(0.07	)*	227

11.16	7.80	4,422	2.02		2.02		1.94		1.94		0.98		162
12.27	14.73	5,431	1.99		1.99		1.94		1.94		0.60		342
10.80	2.40	2,472	1.98		1.98		1.94		1.94		0.45		551
10.69	10.01	9,804	1.94		1.94		1.94		1.94		(0.67)		691
10.29	2.90	10	1.94	*	2.11	*	1.94	*	2.11	*	(0.82	)*	227

$10.37	16.59%	$1,147,519	1.27%		1.42%		1.00%		1.15%		1.97%		195%
9.51	20.87	3,187,303	1.05		1.20		1.01		1.16		2.10		278
7.97	(16.14)	3,467,854	1.00		1.15		1.00		1.15		1.31		528
9.73	0.52	4,607,000	1.00		1.15		1.00		1.15		0.77		344
9.96	(0.40)	2,470,229	1.00	*	1.20	*	1.00	*	1.20	*	0.46	*	25

$11.03	15.68%	$651,479	0.92%		0.92%		0.82%		0.82%		1.74%		156%
10.23	13.47	1,519,165	0.85		0.85		0.82		0.82		1.99		350
9.16	(5.30)	1,469,785	0.88		0.88		0.82		0.82		1.40		573
10.12	3.61	2,488,373	0.82		0.82		0.82		0.82		1.20		545
10.13	1.30	2,007,386	0.82	*	0.85	*	0.82	*	0.85	*	0.86	*	31

11.00	15.44	6,060	1.02		1.02		0.92		0.92		1.71		156
10.22	13.42	7,260	0.95		0.95		0.92		0.92		2.01		350
9.15	(5.36)	418	0.98		0.98		0.92		0.92		1.40		573
10.11	3.52	319	0.92		0.92		0.92		0.92		0.92		545
10.13	1.30	33	0.92	*	0.95	*	0.92	*	0.95	*	0.18	*	31

ANNUAL REPORT	MARCH 31, 2018	23

Financial Highlights (Cont.)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO RAE Worldwide Long/Short PLUS Fund
Institutional Class
03/31/2018	$10.02	$0.16	$0.39	$0.55	$(1.06)	$0.00	$0.00	$(1.06)
03/31/2017	9.33	0.22	0.87	1.09	(0.40)	0.00	0.00	(0.40)
03/31/2016	9.82	0.15	(0.33)	(0.18)	(0.31)	0.00	0.00	(0.31)
12/04/2014 - 03/31/2015	10.00	0.02	(0.12)	(0.10)	(0.08)	0.00	0.00	(0.08)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
*	Annualized
~	A one for three reverse share split, effective August 7, 2015, has been retroactively applied.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(c)	Effective October 1, 2013, the Class’s supervisory and administrative fee was decreased by 0.10% to an annual rate of 0.30%.
(d)	Effective October 1, 2013, the Class’s supervisory and administrative fee was decreased by 0.10% to an annual rate of 0.40%.
(e)	Effective October 1, 2013, the Class’s supervisory and administrative fee was decreased by 0.10% to an annual rate of 0.45%.
(f)	Effective October 1, 2013, the Fund’s Investment advisory fee was decreased by 0.02% to an annual rate of 0.57%.
(g)	Includes reimbursement by Adviser. See Note 9 in the Notes to Financial Statements. Excluding such reimbursement, the Total Return would have been (0.96)% for the Institutional Class.

24	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

			Ratios/Supplemental Data
				Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return		Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.51	5.35%		$1,028,520	1.23%		1.23%		1.19%		1.19%		1.62%		168%
10.02	11.92		1,379,963	1.22		1.22		1.19		1.19		2.26		231
9.33	(1.76)		1,892,173	1.22		1.22		1.19		1.19		1.56		529
9.82	(0.96	)(g)	3,224,507	1.19	*	1.19	*	1.19	*	1.19	*	0.52	*	136

ANNUAL REPORT	MARCH 31, 2018	25

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO RAE Fundamental Advantage PLUS Fund	PIMCO RAE Fundamental PLUS Fund	PIMCO RAE Fundamental PLUS EMG Fund	PIMCO RAE Fundamental PLUS International Fund

Assets:
Investments, at value
Investments in securities*	$1,196,596	$1,419,607	$2,108,561	$733,519
Investments in Affiliates	438,308	502,261	710,534	114,462
Financial Derivative Instruments
Exchange-traded or centrally cleared	1,407	1,618	1,931	495
Over the counter	45,560	114,222	80,181	24,543
Cash	860	0	77	0
Deposits with counterparty	7,380	2,284	2,975	1,261
Foreign currency, at value	1,962	3,885	4,708	2,966
Receivable for investments sold	103	5,166	5,366	1,910
Receivable for investments sold on a delayed-delivery basis	0	0	0	0
Receivable for TBA investments sold	32,873	44,824	138,648	11,951
Receivable for Fund shares sold	9	664	4,240	85
Interest and/or dividends receivable	2,958	5,507	6,388	2,988
Dividends receivable from Affiliates	665	937	1,223	237
Reimbursement receivable from PIMCO	0	0	0	0
Other assets	0	0	0	0
Total Assets	1,728,681	2,100,975	3,064,832	894,417

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$0	$0	$0	$126,200
Payable for sale-buyback transactions	0	0	0	99,777
Payable for short sales	0	4,872	4,872	1,910
Financial Derivative Instruments
Exchange-traded or centrally cleared	2,352	3,514	4,222	1,597
Over the counter	38,219	31,886	41,253	9,343
Payable for investments purchased	51,847	20,621	47,171	2,106
Payable for investments in Affiliates purchased	665	937	1,223	237
Payable for TBA investments purchased	126,800	192,956	346,784	61,561
Deposits from counterparty	37,132	80,654	36,802	19,866
Payable for Fund shares redeemed	39	1,568	114	46
Overdraft due to custodian	0	0	0	17
Accrued investment advisory fees	697	852	1,933	308
Accrued supervisory and administrative fees	275	554	691	136
Accrued distribution fees	4	269	5	1
Accrued servicing fees	3	179	5	1
Accrued taxes payable	0	0	0	10
Total Liabilities	258,033	338,862	485,075	323,116

Net Assets	$1,470,648	$1,762,113	$2,579,757	$571,301

Net Assets Consist of:
Paid in capital	$2,451,870	$1,442,887	$2,511,951	$507,574
Undistributed (overdistributed) net investment income	412	36,127	120,191	79,004
Accumulated undistributed net realized gain (loss)	(994,555)	154,436	(140,251)	(40,289)
Net unrealized appreciation (depreciation)	12,921	128,663	87,866	25,012
Net Assets	$1,470,648	$1,762,113	$2,579,757	$571,301

Cost of investments in securities	$1,192,486	$1,393,311	$2,083,628	$724,853
Cost of investments in Affiliates	$438,413	$502,417	$710,765	$114,443
Cost of foreign currency held	$1,966	$3,918	$4,715	$2,831
Proceeds received on short sales	$0	$4,862	$4,862	$1,906
Cost or premiums of financial derivative instruments, net	$26,986	$13,383	$9,685	$4,369

* Includes repurchase agreements of:	$137,200	$466	$563	$566

†	A zero balance may reflect actual amounts rounding to less than one thousand.

26	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

March 31, 2018

PIMCO RAE Fundamental PLUS Small Fund	PIMCO RAE Low Volatility PLUS Fund	PIMCO RAE Low Volatility PLUS EMG Fund	PIMCO RAE Low Volatility PLUS International Fund	PIMCO RAE Worldwide Long/Short PLUS Fund

$76,904	$169,108	$1,336,563	$633,740	$983,579
29,741	68,507	176,651	85,710	150,289

81	211	1,478	770	1,790
1,167	1,500	107,209	8,981	29,488
0	1	0	0	153
1,684	2,068	2,337	907	2,017
283	593	15,338	2,934	2,275
230	8	238,573	12	14,320
0	0	13,181	0	0
8,064	9,724	75,782	25,955	28,889
230	1	4,737	0	125
283	577	5,957	3,020	3,116
51	100	412	166	294
0	0	164	0	0
0	0	2	0	0
118,718	252,398	1,978,384	762,195	1,216,335

$0	$0	$481,796	$4,533	$0
0	0	42,683	0	0
191	0	0	0	5,445

182	465	3,711	1,526	1,819
2,606	6,055	29,337	15,328	34,065
701	3,176	1,260	362	11,635
51	100	412	166	294
16,125	24,459	179,639	78,948	109,767
620	72	90,748	3,318	23,203
1,173	17	0	1	530
0	0	0	0	0
51	95	945	329	835
23	46	334	145	222
3	3	0	0	0
2	4	0	0	0
4	0	0	0	0
21,732	34,492	830,865	104,656	187,815

$96,986	$217,906	$1,147,519	$657,539	$1,028,520

$102,663	$197,642	$920,225	$511,532	$1,193,287
2,341	1,450	110,226	20,327	(27,151)
(8,704)	22,788	7,705	129,751	(142,546)
686	(3,974)	109,363	(4,071)	4,930
$96,986	$217,906	$1,147,519	$657,539	$1,028,520

$76,542	$168,699	$1,317,682	$626,567	$975,677
$29,753	$68,521	$176,657	$85,814	$150,327
$286	$596	$15,520	$2,936	$2,289
$191	$0	$0	$0	$5,433
$(138)	$3,500	$4,904	$16,506	$13,459

$545	$543	$12,745	$489	$138,649

ANNUAL REPORT	MARCH 31, 2018	27

Statements of Assets and Liabilities (Cont.)

	PIMCO RAE Fundamental Advantage PLUS Fund	PIMCO RAE Fundamental PLUS Fund	PIMCO RAE Fundamental PLUS EMG Fund	PIMCO RAE Fundamental PLUS International Fund

Net Assets:
Institutional Class	$1,450,180	$456,567	$2,496,352	$557,862
Class P	3,161	261,970	53,041	3,958
Administrative Class	N/A	33,453	N/A	N/A
Class A	12,585	692,730	25,707	9,481
Class C	4,722	317,393	4,657	N/A

Shares Issued and Outstanding:
Institutional Class	143,330	60,852	220,421	57,946
Class P	313	35,156	4,688	412
Administrative Class	N/A	4,561	N/A	N/A
Class A	1,272	96,873	2,298	987
Class C	481	48,027	428	N/A

Net Asset Value Per Share Outstanding:
Institutional Class	$10.12	$7.50	$11.33	$9.63
Class P	10.09	7.45	11.31	9.62
Administrative Class	N/A	7.33	N/A	N/A
Class A	9.89	7.15	11.18	9.60
Class C	9.83	6.61	10.87	N/A

28	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

March 31, 2018

PIMCO RAE Fundamental PLUS Small Fund	PIMCO RAE Low Volatility PLUS Fund	PIMCO RAE Low Volatility PLUS EMG Fund	PIMCO RAE Low Volatility PLUS International Fund	PIMCO RAE Worldwide Long/Short PLUS Fund

$81,039	$200,048	$1,147,519	$651,479	$1,028,520
2,938	N/A	N/A	6,060	N/A
N/A	N/A	N/A	N/A	N/A
10,296	13,436	N/A	N/A	N/A
2,713	4,422	N/A	N/A	N/A

6,982	17,381	110,705	59,057	108,194
254	N/A	N/A	551	N/A
N/A	N/A	N/A	N/A	N/A
894	1,181	N/A	N/A	N/A
240	396	N/A	N/A	N/A

$11.61	$11.51	$10.37	$11.03	$9.51
11.58	N/A	N/A	11.00	N/A
N/A	N/A	N/A	N/A	N/A
11.51	11.38	N/A	N/A	N/A
11.32	11.16	N/A	N/A	N/A

ANNUAL REPORT	MARCH 31, 2018	29

Statements of Operations

Year Ended March 31, 2018
(Amounts in thousands†)	PIMCO RAE Fundamental Advantage PLUS Fund	PIMCO RAE Fundamental PLUS Fund	PIMCO RAE Fundamental PLUS EMG Fund	PIMCO RAE Fundamental PLUS International Fund

Investment Income:
Interest	$13,157	$35,826	$39,821	$24,353
Dividends	946	426	1,199	386
Dividends from Investments in Affiliates	3,156	8,794	8,119	5,182
Total Income	17,259	45,046	49,139	29,921

Expenses:
Investment advisory fees	3,989	9,744	15,841	6,301
Supervisory and administrative fees	1,596	6,355	5,685	2,780
Distribution and/or servicing fees - Administrative Class	0	79	1 (a)	0
Distribution and/or servicing fees - Class D	19 (b)	694 (b)	48 (b)	12 (b)
Distribution fees - Class C	47	2,504	27	11 (c)
Servicing fees - Class A	21	1,114	28	10
Servicing fees - Class C	15	835	9	4 (c)
Trustee fees	3	12	10	8
Interest expense	464	1,133	476	1,289
Miscellaneous expense	3	11	0	4
Total Expenses	6,157	22,481	22,125	10,419
Waiver and/or Reimbursement by PIMCO	0	0	0	0
Net Expenses	6,157	22,481	22,125	10,419

Net Investment Income (Loss)	11,102	22,565	27,014	19,502

Net Realized Gain (Loss):
Investments in securities	12,114	12,869	31,498	8,643
Investments in Affiliates	(71)	(176)	(211)	(135)
Net capital gain distributions received from Affiliate investments	22	70	76	49
Exchange-traded or centrally cleared financial derivative instruments	10,306	12,040	9,798	12,288
Over the counter financial derivative instruments	(34,799)	221,284	352,653	216,824
Short sales	(9)	50	128	27
Foreign currency	443	1,148	387	(9)

Net Realized Gain (Loss)	(11,994)	247,285	394,329	237,687

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	(2,822)	6,900	(10,796)	3,703
Investments in Affiliates	(106)	(154)	(233)	12
Exchange-traded or centrally cleared financial derivative instruments	(8,594)	(752)	2,332	(5,068)
Over the counter financial derivative instruments	17,995	(76,436)	(111,729)	(41,451)
Short sales	0	(9)	(8)	(3)
Foreign currency assets and liabilities	72	147	469	261

Net Change in Unrealized Appreciation (Depreciation)	6,545	(70,304)	(119,965)	(42,546)

Net Increase (Decrease) in Net Assets Resulting from Operations	$5,653	$199,546	$301,378	$214,643

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Administrative Class Shares liquidated at the close of business on January 31, 2018.
(b)	Class D shares converted into Class A shares on March 23, 2018, and are no longer available for purchase or as an exchange.
(c)	Class C Shares liquidated at the close of business on January 31, 2018.
(d)	Class C Shares liquidated at the close of business on July 28, 2017.
(e)	Class A Shares liquidated at the close of business on January 31, 2018.

30	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

PIMCO RAE Fundamental PLUS Small Fund	PIMCO RAE Low Volatility PLUS Fund	PIMCO RAE Low Volatility PLUS EMG Fund	PIMCO RAE Low Volatility PLUS International Fund	PIMCO RAE Worldwide Long/Short PLUS Fund

$1,822	$4,604	$64,868	$20,026	$24,020
18	55	626	142	219
438	870	4,787	1,837	3,025
2,278	5,529	70,281	22,005	27,264

528	999	18,404	4,715	8,975
238	490	6,497	2,077	2,388
0	0	0	0	0
12 (b)	0	0	0	0
20	38	1 (d)	2 (d)	1 (d)
12	32	1 (e)	6 (e)	0 (e)
7	13	1 (d)	1 (d)	1 (d)
1	1	18	7	8
43	140	5,950	827	424
0	1	106	2	6
861	1,714	30,978	7,637	11,803
0	0	(3,266)	0	0
861	1,714	27,712	7,637	11,803

1,417	3,815	42,569	14,368	15,461

1,008	3,038	54,349	21,341	18,115
(4)	(1)	(7)	27	(20)
4	7	76	21	40
453	2,028	50,100	24,350	32,338
9,009	19,446	454,848	150,193	(14,351)
(2)	0	(37)	7	88
31	127	399	656	1,247

10,499	24,645	559,728	196,595	37,457

210	691	(5,216)	6,156	(519)
(13)	(33)	(8)	(111)	(32)
4	(1,382)	(30,996)	(19,056)	(12,422)
(3,287)	(12,827)	(217,433)	(64,841)	1,440
0	0	0	0	(9)
13	52	375	195	15

(3,073)	(13,499)	(253,278)	(77,657)	(11,527)

$8,843	$14,961	$349,019	$133,306	$41,391

ANNUAL REPORT	MARCH 31, 2018	31

Statements of Changes in Net Assets

	PIMCO RAE Fundamental Advantage PLUS Fund			PIMCO RAE Fundamental PLUS Fund			PIMCO RAE Fundamental PLUS EMG Fund

(Amounts in thousands†)	Year Ended March 31, 2018		Year Ended March 31, 2017	Year Ended March 31, 2018		Year Ended March 31, 2017	Year Ended March 31, 2018		Year Ended March 31, 2017

Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$11,102		$17,780	$22,565		$33,709	$27,014		$37,873
Net realized gain (loss)	(11,994)		43,451	247,285		71,124	394,329		197,844
Net change in unrealized appreciation (depreciation)	6,545		(28,686)	(70,304)		241,807	(119,965)		315,530

Net Increase (Decrease) in Net Assets Resulting from Operations	5,653		32,545	199,546		346,640	301,378		551,247

Distributions to Shareholders:
From net investment income
Institutional Class	(5,289)		0	(30,635)		0	(153,903)		(56,859)
Class P	(53)		0	(16,937)		0	(3,239)		(1,166)
Administrative Class	0		0	(2,070)		0	(38	)(c)	(8)
Class D	(62	)(d)	0	(18,373	)(d)	0	(1,604	)(d)	(702)
Class A	(68)		0	(28,719)		0	(930)		(205)
Class C	(28)		0	(21,267)		0	(287)		(62)
From net realized capital gains
Institutional Class	0		0	(8,135)		0	0		0
Class P	0		0	(4,342)		0	0		0
Administrative Class	0		0	(549)		0	0	(c)	0
Class D	0	(d)	0	(4,961	)(d)	0	0	(d)	0
Class A	0		0	(7,653)		0	0		0
Class C	0		0	(6,262)		0	0		0

Total Distributions(h)	(5,500)		0	(149,903)		0	(160,001)		(59,002)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	1,053,436		(205,562)	(140,273)		(298,174)	1,142,202		(1,187,876)

Total Increase (Decrease) in Net Assets	1,053,589		(173,017)	(90,630)		48,466	1,283,579		(695,631)

Net Assets:
Beginning of year	417,059		590,076	1,852,743		1,804,277	1,296,178		1,991,809
End of year*	$1,470,648		$417,059	$1,762,113		$1,852,743	$2,579,757		$1,296,178

* Including undistributed (overdistributed) net investment income of:	$412		$4,274	$36,127		$78,998	$120,191		$117,291

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)	Class P Shares liquidated at the close of business on January 31, 2018.
(b)	Class A and Class P Shares liquidated at the close of business on January 31, 2018.
(c)	Administrative Class Shares liquidated at the close of business on January 31, 2018.
(d)	Class D shares converted into Class A shares on March 23, 2018, and are no longer available for purchase or as an exchange.
(e)	Class D Shares liquidated at the close of business on January 13, 2017.
(f)	Class C Shares liquidated at the close of business on January 31, 2018.
(g)	Class C Shares liquidated at the close of business on July 28, 2017.
(h)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

32	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

PIMCO RAE Fundamental PLUS International Fund			PIMCO RAE Fundamental PLUS Small Fund			PIMCO RAE Low Volatility PLUS Fund				PIMCO RAE Low Volatility PLUS EMG Fund

Year Ended March 31, 2018		Year Ended March 31, 2017	Year Ended March 31, 2018		Year Ended March 31, 2017	Year Ended March 31, 2018		Year Ended March 31, 2017		Year Ended March 31, 2018		Year Ended March 31, 2017

$19,502		$18,507	$1,417		$1,807	$3,815		$4,548		$42,569		$68,752
237,687		(10,527)	10,499		10,943	24,645		33,360		559,728		(117,588)
(42,546)		146,102	(3,073)		4,724	(13,499)		255		(253,278)		687,165

214,643		154,082	8,843		17,474	14,961		38,163		349,019		638,329

(97,032)		(7,882)	(3,178)		(311)	(4,432)		(3,740)		(130,963)		(39,995)
(493)		(48)	(106)		(18)	(34	)(a)	(11)		(8	)(b)	(2)
0		0	0		0	0		0		0		0
(417	)(d)	(40)	(192	)(d)	(11)	0		(28	)(e)	0		(4	)(e)
(410)		(26)	(186)		(11)	(332)		(170)		(27	)(b)	(3)
(150	)(f)	(4)	(88)		0	(102)		(52)		(7	)(g)	(3)

0		0	(4,355)		0	(23,082)		0		0		0
0		0	(124)		0	(186	)(a)	0		0	(b)	0
0		0	0		0	0		0		0		0
0	(d)	0	(279	)(d)	0	0		0	(e)	0		0	(e)
0		0	(288)		0	(1,998)		0		0	(b)	0
0	(f)	0	(159)		0	(755)		0		0	(g)	0

(98,502)		(8,000)	(8,955)		(351)	(30,921)		(4,001)		(131,005)		(40,007)

(501,309)		174,750	16,418		3,913	28,003		(98,538)		(2,259,086)		(878,687)

(385,168)		320,832	16,306		21,036	12,043		(64,376)		(2,041,072)		(280,365)

956,469		635,637	80,680		59,644	205,863		270,239		3,188,591		3,468,956
$571,301		$956,469	$96,986		$80,680	$217,906		$205,863		$1,147,519		$3,188,591

$79,004		$39,017	$2,341		$2,812	$1,450		$1,228		$110,226		$115,982

ANNUAL REPORT	MARCH 31, 2018	33

Statements of Changes in Net Assets (Cont.)

	PIMCO RAE Low Volatility PLUS International Fund				PIMCO RAE Worldwide Long/Short PLUS Fund

(Amounts in thousands†)	Year Ended March 31, 2018		Year Ended March 31, 2017		Year Ended March 31, 2018		Year Ended March 31, 2017

Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$14,368		$27,492		$15,461		$40,437
Net realized gain (loss)	196,595		(28,550)		37,457		133,852
Net change in unrealized appreciation (depreciation)	(77,657)		187,782		(11,527)		15,923

Net Increase (Decrease) in Net Assets Resulting from Operations	133,306		186,724		41,391		190,212

Distributions to Shareholders:
From net investment income
Institutional Class	(36,608)		(15,883)		(91,937)		(71,972)
Class P	(356)		(97)		(38	)(a)	(1)
Administrative Class	0		0		0		0
Class D	0		(1	)(b)	0		(10	)(b)
Class A	(131	)(c)	(19)		(17	)(a)	(4)
Class C	(6	)(d)	(3)		(9	)(d)	(15)
From net realized capital gains
Institutional Class	(13,575)		(6,562)		0		0
Class P	(151)		(45)		0	(a)	0
Administrative Class	0		0		0		0
Class D	0		0	(b)	0		0	(b)
Class A	(54	)(c)	(11)		0	(a)	0
Class C	0	(d)	(3)		0	(d)	0

Total Distributions(h)	(50,881)		(22,624)		(92,001)		(72,002)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	(954,757)		(107,419)		(301,613)		(629,794)

Total Increase (Decrease) in Net Assets	(872,332)		56,681		(352,223)		(511,584)

Net Assets:
Beginning of year	1,529,871		1,473,190		1,380,743		1,892,327
End of year*	$657,539		$1,529,871		$1,028,520		$1,380,743

* Including undistributed (overdistributed) net investment income of:	$20,327		$24,480		$(27,151)		$43,336

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)	Class A and Class P Shares liquidated at the close of business on January 31, 2018.
(b)	Class D Shares liquidated at the close of business on January 13, 2017.
(c)	Class A Shares liquidated at the close of business on January 31, 2018.
(d)	Class C Shares liquidated at the close of business on July 28, 2017.
(h)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

34	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

Statement of Cash Flows

Year Ended March 31, 2018
(Amounts in thousands†)	PIMCO RAE Low Volatility PLUS EMG Fund

Cash Flows Provided by (Used for) Operating Activities:

Net increase (decrease) in net assets resulting from operations	$349,019

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:
Purchases of long-term securities	(4,108,405)
Proceeds from sales of long-term securities	5,127,397
(Purchases) Proceeds from sales of short-term portfolio investments, net	770,341
(Increase) decrease in deposits with counterparty	770
(Increase) decrease in receivable for investments sold	(275,113)
(Increase) decrease in interest and/or dividends receivable	5,101
(Increase) decrease in dividends receivable from Affiliates	58
Proceeds from (Payments on) exchange-traded or centrally cleared financial derivative instruments	18,946
Proceeds from (Payments on) over the counter financial derivative instruments	484,706
Increase (decrease) in payable for investments purchased	81,601
Increase (decrease) in deposits from counterparty	(269,270)
Increase (decrease) in accrued investment advisory fees	(1,079)
Increase (decrease) in accrued supervisory and administrative fees	(534)
(Increase) decrease in recoupment payable to Manager Increase (Decrease) in reimbursement receivable from PIMCO	(150)
Proceeds from (Payments on) short sales transactions, net	(37)
Proceeds from (Payments on) foreign currency transactions	774
Increase (decrease) in other liabilities	(22)
Net Realized (Gain) Loss
Investments in securities	(54,349)
Investments in Affiliates	7
Net capital gain distributions received from Affiliate investments	(76)
Exchange-traded or centrally cleared financial derivative instruments	(50,100)
Over the counter financial derivative instruments	(454,848)
Short sales	37
Foreign currency	(399)
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	5,216
Investments in Affiliates	8
Exchange-traded or centrally cleared financial derivative instruments	30,996
Over the counter financial derivative instruments	217,433
Foreign currency assets and liabilities	(375)
Net amortization (accretion) on investments	1,571

Net Cash Provided by (Used for) Operating Activities	1,879,224

Cash Flows Received from (Used for) Financing Activities:
Proceeds from shares sold	48,814
Payments on shares redeemed	(2,443,642)
Proceeds from reverse repurchase agreements	5,667,819
Payments on reverse repurchase agreements	(5,186,023)
Proceeds from sale-buyback transactions	8,107,291
Payments on sale-buyback transactions	(8,064,608)

Net Cash Received from (Used for) Financing Activities	(1,870,349)

Net Increase (Decrease) in Cash and Foreign Currency	8,875

Cash and Foreign Currency:
Beginning of year	6,463
End of year	$15,338

* Reinvestment of distributions	$131,005

Supplemental Disclosure of Cash Flow Information:
Interest expense paid during the year	$5,557

†	A zero balance may reflect actual amounts rounding to less than one thousand.

A Statement of Cash Flows is presented when the Fund has a significant amount of borrowing during the year, based on the average total borrowing outstanding in relation to total assets or when substantially all of the Fund’s investments are not classified as Level 1 or 2 in the fair value hierarchy.

ANNUAL REPORT	MARCH 31, 2018	35

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 81.4%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Charter Communications Operating LLC
3.880% (LIBOR03M + 2.000%) due 04/30/2025 ~		$1,081	$1,086
Klockner-Pentaplast of America, Inc.
6.127% (LIBOR03M + 4.250%) due 06/30/2022 ~		697	673

Total Loan Participations and Assignments (Cost $1,770)			1,759

CORPORATE BONDS & NOTES 5.1%

BANKING & FINANCE 3.1%
Ally Financial, Inc.
3.600% due 05/21/2018		300	300
American Honda Finance Corp.
2.137% due 11/05/2021 ~		800	801
Banco Bilbao Vizcaya Argentaria S.A.
7.000% due 02/19/2019 •(f)(g)	EUR	1,200	1,552
Banco del Estado de Chile
4.125% due 10/07/2020		$5,300	5,409
Bank of America Corp.
2.815% due 03/05/2024 ~		2,000	1,992
Bank of Ireland
7.375% due 06/18/2020 •(f)(g)	EUR	500	683
Bank of Tokyo-Mitsubishi UFJ Ltd.
2.300% due 03/05/2020		$1,100	1,084
Barclays Bank PLC
7.625% due 11/21/2022 (g)		1,800	1,979
10.179% due 06/12/2021		2,400	2,819
Barclays PLC
3.200% due 08/10/2021		3,600	3,558
6.500% due 09/15/2019 •(f)(g)	EUR	200	262
7.000% due 09/15/2019 •(f)(g)	GBP	200	294
Blackstone CQP Holdco LP
6.500% due 03/20/2021		$700	707
Cooperatieve Rabobank UA
5.500% due 06/29/2020 •(f)(g)	EUR	900	1,197
Deutsche Bank AG
3.186% due 02/27/2023 ~		$2,800	2,789
4.250% due 10/14/2021		2,400	2,439
Erste Group Bank AG
8.875% due 10/15/2021 •(f)(g)	EUR	200	299
Ford Motor Credit Co. LLC
2.262% due 03/28/2019		$1,300	1,291
2.597% due 11/04/2019		1,300	1,290
General Motors Financial Co., Inc.
2.350% due 10/04/2019		500	496
2.967% (US0003M + 1.270%) due 10/04/2019 ~		1,500	1,516
Goldman Sachs Group, Inc.
3.009% (US0003M + 1.170%) due 11/15/2021 ~		1,000	1,013
GSPA Monetization Trust
6.422% due 10/09/2029		119	137
HSBC Holdings PLC
3.196% (US0003M + 1.500%) due 01/05/2022 ~		600	618
6.500% due 03/23/2028 •(f)(g)		1,300	1,328
Lloyds Banking Group PLC
7.000% due 06/27/2019 •(f)(g)	GBP	1,000	1,472
Nationwide Building Society
6.875% due 06/20/2019 •(f)(g)		400	586
Navient Corp.
5.500% due 01/15/2019		$1,000	1,013
8.000% due 03/25/2020		400	426
Nissan Motor Acceptance Corp.
2.372% (US0003M + 0.650%) due 07/13/2022 ~		600	601
2.650% due 07/13/2022		300	293
Royal Bank of Scotland Group PLC
8.625% due 08/15/2021 •(f)(g)		800	871

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SL Green Realty Corp.
4.500% due 12/01/2022		$1,300	$1,334
Stichting AK Rabobank Certificaten
6.500% due (f)	EUR	170	257
UBS AG
7.625% due 08/17/2022 (g)		$2,350	2,644
UBS Group Funding Switzerland AG
2.950% due 09/24/2020		500	496
4.125% due 09/24/2025		500	503

			46,349

INDUSTRIALS 1.1%
Andeavor Logistics LP
5.500% due 10/15/2019		100	103
Anheuser-Busch InBev Finance, Inc.
3.650% due 02/01/2026		1,000	995
BAT Capital Corp.
2.719% due 08/15/2022 ~		1,000	1,007
2.764% due 08/15/2022		600	581
Campbell Soup Co.
2.775% due 03/15/2021 ~		300	300
3.300% due 03/15/2021		400	402
3.650% due 03/15/2023		1,800	1,805
Canadian Pacific Railway Co.
4.500% due 01/15/2022		200	208
Charter Communications Operating LLC
4.464% due 07/23/2022		500	511
4.908% due 07/23/2025		1,000	1,023
6.384% due 10/23/2035		200	224
6.484% due 10/23/2045		400	440
6.834% due 10/23/2055		100	116
CNH Industrial Capital LLC
4.375% due 11/06/2020		300	307
CVS Health Corp.
3.125% due 03/09/2020		700	702
3.350% due 03/09/2021		400	402
3.500% due 07/20/2022		100	100
3.700% due 03/09/2023		1,500	1,506
Deutsche Telekom International Finance BV
2.225% due 01/17/2020		150	148
Enbridge, Inc.
2.825% (US0003M + 0.700%) due 06/15/2020 ~		300	301
Mylan NV
3.150% due 06/15/2021		800	790
Penske Truck Leasing Co. LP
3.200% due 07/15/2020		200	200
QUALCOMM, Inc.
4.800% due 05/20/2045		600	626
Reynolds American, Inc.
4.000% due 06/12/2022		200	204
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		380	374
2.400% due 09/23/2021		270	261
Textron, Inc.
2.361% due 11/10/2020 ~		1,500	1,499
Volkswagen Group of America Finance LLC
2.450% due 11/20/2019		500	495

			15,630

UTILITIES 0.9%
AT&T, Inc.
2.372% (US0003M + 0.650%) due 01/15/2020 ~		800	803
2.672% (US0003M + 0.950%) due 07/15/2021 ~		1,000	1,011
4.300% due 02/15/2030		817	815
4.500% due 05/15/2035		100	98
4.750% due 05/15/2046		200	195
FirstEnergy Corp.
4.850% due 07/15/2047		300	316

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Mississippi Power Co.
2.942% due 03/27/2020 ~		$2,600	$2,601
NextEra Energy Capital Holdings, Inc.
2.372% due 09/03/2019 ~		2,800	2,800
Petrobras Global Finance BV
5.999% due 01/27/2028		1,751	1,736
Sempra Energy
2.575% due 03/15/2021 ~		1,400	1,405
Verizon Communications, Inc.
2.875% due 01/15/2038	EUR	300	369
3.375% due 10/27/2036	GBP	200	280
3.376% due 02/15/2025		$505	497

			12,926

Total Corporate Bonds & Notes (Cost $74,489)			74,905

MUNICIPAL BONDS & NOTES 0.4%

CALIFORNIA 0.0%
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035		200	221

ILLINOIS 0.3%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040		1,200	1,523
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040		800	1,058
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033		500	555
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035		285	297
6.725% due 04/01/2035		585	614

			4,047

NEW JERSEY 0.1%
Middlesex County, New Jersey Improvement Authority Revenue Bonds, (AGM Insured), Series 2004
0.000% due 10/01/2022 (c)		1,935	1,644

Total Municipal Bonds & Notes (Cost $5,141)			5,912

U.S. GOVERNMENT AGENCIES 7.8%
Fannie Mae
2.310% due 08/01/2022		200	195
2.870% due 09/01/2027		1,000	974
2.998% (US0006M + 1.373%) due 07/01/2035 ~		405	426
3.215% (US0006M + 1.550%) due 03/01/2034 ~		208	215
3.547% (H15T1Y + 2.198%) due 12/01/2034 ~		112	117
3.820% due 09/01/2021		4,590	4,732
4.500% due 09/25/2040		2,063	2,308
6.000% due 05/01/2036 - 04/01/2041		1,959	2,194
6.500% due 09/01/2036		334	373
Fannie Mae, TBA
3.500% due 04/01/2048 - 06/01/2048		94,300	94,393
Freddie Mac
3.500% due 07/15/2042		6,484	6,236
6.500% due 05/01/2035		425	479
Ginnie Mae
2.014% due 08/20/2047 ~		1,467	1,466
Small Business Administration
5.490% due 03/01/2028		99	105
6.020% due 08/01/2028		835	900

Total U.S. Government Agencies (Cost $114,677)			115,113

36	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

March 31, 2018

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 20.5%
U.S. Treasury Bonds
3.000% due 02/15/2048		$11,400	$11,442
4.250% due 05/15/2039		4,200	5,104
4.375% due 11/15/2039		5,200	6,430
4.375% due 05/15/2040		8,200	10,150
4.500% due 08/15/2039 (m)		2,000	2,512
4.625% due 02/15/2040		3,500	4,472
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2021		5,543	5,495
0.125% due 01/15/2022		11,608	11,482
0.125% due 04/15/2022		25,073	24,713
0.125% due 07/15/2022		17,138	16,962
0.125% due 07/15/2024		27,559	26,913
0.375% due 01/15/2027		5,028	4,897
0.375% due 07/15/2027		1,216	1,185
0.625% due 01/15/2026		2,608	2,606
1.000% due 02/15/2048		14,977	15,339
1.750% due 01/15/2028 (k)		10,412	11,441
2.000% due 01/15/2026		2,997	3,308
2.375% due 01/15/2025		6,180	6,918
2.375% due 01/15/2027		57,645	66,005
U.S. Treasury Notes
0.750% due 10/31/2018 (m)		200	199
1.125% due 09/30/2021 (k)(m)		17,200	16,428
1.500% due 08/15/2026 (k)(m)		4,700	4,263
2.125% due 05/15/2025 (k)(m)		33,150	31,911
2.250% due 08/15/2027		2,400	2,300
2.375% due 05/15/2027		9,700	9,406

Total U.S. Treasury Obligations (Cost $305,934)			301,881

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.7%
American Home Mortgage Assets Trust
6.250% due 11/25/2046		1,163	1,027
Banc of America Funding Trust
3.723% due 09/20/2046 ^~		6,096	5,559
Bear Stearns Adjustable Rate Mortgage Trust
3.475% due 08/25/2033 ~		192	193
Bear Stearns ALT-A Trust
3.688% due 05/25/2035 ~		223	227
Chase Mortgage Finance Trust
3.541% due 09/25/2036 ^~		1,427	1,408
Citigroup Mortgage Loan Trust
2.112% (US0001M + 0.240%) due 11/25/2036 ~		760	762
3.465% due 09/25/2037 ^~		110	104
CitiMortgage Alternative Loan Trust
2.472% (US0001M + 0.600%) due 04/25/2037 ~		1,476	1,218
Countrywide Alternative Loan Trust
2.042% (US0001M + 0.170%) due 11/25/2036 ~		3,503	3,349
5.500% due 11/25/2035		629	574
7.000% due 10/25/2037		510	337
Countrywide Home Loan Mortgage Pass-Through Trust
6.000% due 02/25/2037 ^		1,556	1,346
Countrywide Home Loan Reperforming REMIC Trust
2.212% (US0001M + 0.340%) due 06/25/2035 ~		512	496
CSAB Mortgage-Backed Trust
5.684% due 12/25/2036		8,049	3,766
Downey Savings & Loan Association Mortgage Loan Trust
1.998% (US0001M + 0.190%) due 10/19/2036 ~		1,139	960
Eddystone Finance PLC
1.049% (BP0003M + 0.525%) due 04/19/2021 ~	GBP	1,998	2,804
First Horizon Alternative Mortgage Securities Trust
3.358% due 06/25/2036 ~		$4,483	4,161
Impac CMB Trust
2.512% (US0001M + 0.640%) due 03/25/2035 ~		1,284	1,257

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
IndyMac Mortgage Loan Trust
2.072% (US0001M + 0.200%) due 11/25/2046 ~	$5,024	$4,585
2.112% (US0001M + 0.240%) due 07/25/2035 ~	1,766	1,708
JPMorgan Mortgage Trust
3.161% due 07/27/2037 ~	775	759
3.536% due 07/25/2035 ~	1,056	1,062
5.750% due 01/25/2036 ^	54	46
Lehman Mortgage Trust
2.522% (US0001M + 0.650%) due 11/25/2036 ~	1,020	754
Luminent Mortgage Trust
3.713% due 04/25/2036 ~	4,930	4,881
MASTR Asset Securitization Trust
6.000% due 06/25/2036	1,103	1,081
Merrill Lynch Alternative Note Asset Trust
1.791% (LIBOR01M + 0.170%) due 02/25/2037 ~	301	297
6.000% due 03/25/2037	271	219
Merrill Lynch Mortgage Investors Trust
3.290% due 02/25/2036 ~	11	11
3.371% due 04/25/2035 ~	109	107
Morgan Stanley Mortgage Loan Trust
6.000% due 08/25/2036	452	378
MortgageIT Trust
2.132% (US0001M + 0.260%) due 12/25/2035 ~	3,262	3,250
Nomura Asset Acceptance Corp. Alternative Loan Trust
4.976% due 05/25/2035 ^	166	132
NovaStar Mortgage Funding Trust
2.077% (LIBOR01M + 0.205%) due 09/25/2046 ~	2,932	1,550
Prime Mortgage Trust
6.000% due 06/25/2036 ^	688	683
RBSSP Resecuritization Trust
1.871% (US0001M + 0.250%) due 02/26/2037 ~	2,836	2,776
2.131% (US0001M + 0.500%) due 04/26/2037 ~	122	115
Residential Accredit Loans, Inc. Trust
2.122% (US0001M + 0.250%) due 08/25/2037 ~	160	156
6.000% due 01/25/2037 ^	258	243
6.000% due 03/25/2037	639	585
Residential Funding Mortgage Securities, Inc. Trust
4.164% due 04/25/2037 ~	1,643	1,581
Sequoia Mortgage Trust
3.602% due 09/20/2046 ^~	955	796
Structured Adjustable Rate Mortgage Loan Trust
3.517% due 08/25/2035 ~	216	185
3.861% due 03/25/2036 ^~	328	303
Thornburg Mortgage Securities Trust
2.599% due 03/25/2044 ~	768	757
3.027% due 12/25/2044 ~	995	1,002
3.352% due 09/25/2037 ~	10	10
WaMu Mortgage Pass-Through Certificates Trust
2.142% (US0001M + 0.270%) due 12/25/2045 ~	167	164
2.283% (12MTA + 1.000%) due 02/25/2046 ~	482	474
3.113% due 06/25/2037 ^~	971	908
3.156% due 06/25/2037 ^~	369	355
3.237% due 10/25/2035 ~	215	217
3.393% due 12/25/2035 ~	1,983	1,970
3.447% due 01/25/2035 ~	473	485
Washington Mutual Mortgage Pass-Through Certificates Trust
2.122% (US0001M + 0.250%) due 02/25/2036 ~	3,647	3,166
2.223% (12MTA + 0.940%) due 04/25/2046 ~	433	392
Wells Fargo Mortgage-Backed Securities Trust
3.478% due 12/25/2034 ~	70	71
3.594% due 09/25/2036 ^~(a)	98	99

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.793% due 06/25/2035 ~	$528	$542

Total Non-Agency Mortgage-Backed Securities (Cost $65,164)		68,403

ASSET-BACKED SECURITIES 7.2%
Allegro CLO Ltd.
2.987% (US0003M + 1.220%) due 01/30/2026 ~	1,100	1,100
Apidos CLO
2.865% (US0003M + 1.120%) due 07/22/2026 ~	900	901
Bayview Koitere Fund Trust
3.623% due 03/28/2033	1,400	1,400
Bayview Opportunity Master Fund Trust
3.352% due 11/28/2032	1,343	1,342
Bear Stearns Asset-Backed Securities Trust
2.922% (US0001M + 1.050%) due 08/25/2037 ~	3,287	3,035
3.558% due 07/25/2036 ~	295	297
Centex Home Equity Loan Trust
2.517% (US0001M + 0.645%) due 03/25/2034 ~	555	549
Citigroup Mortgage Loan Trust
2.062% (US0001M + 0.190%) due 05/25/2037 ~	3,695	2,769
6.750% due 05/25/2036	518	402
Citigroup Mortgage Loan Trust, Inc.
2.172% (US0001M + 0.300%) due 10/25/2036 ~	2,266	2,200
2.772% (US0001M + 0.900%) due 09/25/2035 ^~	3,400	3,015
Encore Credit Receivables Trust
2.607% (US0001M + 0.735%) due 11/25/2035 ~	350	346
First Franklin Mortgage Loan Trust
2.182% (US0001M + 0.310%) due 09/25/2036 ~	485	435
2.232% (US0001M + 0.360%) due 11/25/2035 ~	3,200	3,039
Fremont Home Loan Trust
2.022% (US0001M + 0.150%) due 10/25/2036 ~	4,403	2,277
2.607% (US0001M + 0.735%) due 01/25/2035 ~	1,600	1,593
2.607% (US0001M + 0.735%) due 07/25/2035 ~	200	200
GSAA Home Equity Trust
1.942% (US0001M + 0.070%) due 03/25/2036 ~	1,017	586
2.192% (US0001M + 0.320%) due 04/25/2047 ~	2,407	1,753
6.295% due 06/25/2036	1,532	773
GSAMP Trust
1.972% (US0001M + 0.100%) due 12/25/2046 ~	684	419
2.102% (US0001M + 0.230%) due 01/25/2037 ~	1,300	1,105
Halcyon Loan Advisors Funding Ltd.
2.845% (US0003M + 1.100%) due 10/22/2025 ~	800	801
Merrill Lynch Mortgage Investors Trust
1.982% (US0001M + 0.110%) due 08/25/2037 ~	15,702	10,557
Monarch Grove CLO
2.443% due 01/25/2028 ~	2,400	2,400
Morgan Stanley ABS Capital, Inc. Trust
2.087% (US0001M + 0.215%) due 03/25/2037 ~	3,449	1,813
Mountain Hawk CLO Ltd.
2.934% (US0003M + 1.200%) due 04/18/2025 ~	1,200	1,201
MP CLO Ltd.
2.574% due 04/18/2027 ~	1,900	1,902
2.922% (US0003M + 1.200%) due 01/15/2027 ~	1,400	1,401

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	37

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Navient Private Education Loan Trust
2.177% due 12/16/2058 ~		$377	$378
New Century Home Equity Loan Trust
2.122% (US0001M + 0.250%) due 12/25/2035 ~		7	7
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
6.032% due 10/25/2036 ^		965	417
NovaStar Mortgage Funding Trust
2.072% (US0001M + 0.200%) due 09/25/2037 ~		3,993	3,898
OHA Credit Partners Ltd.
2.755% (US0003M + 1.010%) due 10/20/2025 ~		571	572
OHA Loan Funding Ltd.
3.094% (US0003M + 1.350%) due 01/23/2027 ~		900	905
Option One Mortgage Loan Trust
2.232% (US0001M + 0.360%) due 01/25/2036 ~		6,400	5,451
2.652% (US0001M + 0.780%) due 02/25/2035 ~		2,976	2,791
Renaissance Home Equity Loan Trust
2.972% (US0001M + 1.100%) due 09/25/2037 ~		917	531
5.586% due 11/25/2036		2,176	1,267
Residential Asset Securities Corp. Trust
2.452% (US0001M + 0.580%) due 06/25/2033 ~		413	349
Seneca Park CLO Ltd.
2.851% (US0003M + 1.120%) due 07/17/2026 ~		4,400	4,411
SLM Private Education Loan Trust
5.027% (US0001M + 3.250%) due 05/16/2044 ~		1,300	1,332
SLM Student Loan Trust
0.000% (EUR003M + 0.260%) due 12/15/2023 ~	EUR	3,525	4,337
3.245% (US0003M + 1.500%) due 04/25/2023 ~		$1,692	1,729
SoFi Consumer Loan Program LLC
2.550% due 02/25/2027		1,779	1,774
Soundview Home Loan Trust
2.042% (US0001M + 0.170%) due 07/25/2037 ~		2,021	1,778
3.172% (US0001M + 1.300%) due 10/25/2037 ~		2,200	1,848
South Carolina Student Loan Corp.
3.006% (US0003M + 1.000%) due 09/03/2024 ~		1,366	1,377
Specialty Underwriting & Residential Finance Trust
2.172% (US0001M + 0.300%) due 12/25/2036 ~		4,328	4,042
Structured Asset Securities Corp. Mortgage Loan Trust
2.212% (US0001M + 0.340%) due 02/25/2036 ~		1,500	1,503
Telos CLO Ltd.
3.001% (US0003M + 1.270%) due 01/17/2027 ~		6,800	6,807
TICP CLO Ltd.
2.550% due 07/20/2027 ~		1,300	1,302
2.932% (US0003M + 1.180%) due 04/26/2026 ~		3,350	3,353
U.S. Residential Opportunity Fund Trust
3.352% due 11/27/2037		2,076	2,076
Vibrant CLO Ltd.
2.641% (US0003M + 0.900%) due 07/24/2024 ~		421	422
VOLT LLC
3.125% due 09/25/2047		1,169	1,166

Total Asset-Backed Securities (Cost $102,888)			105,434

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 3.2%
Argentina Government International Bond
2.500% due 12/31/2038		$4,400	$2,933
5.875% due 01/11/2028		1,200	1,131
24.949% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	1,436	73
27.250% due 06/21/2020 ~		23,423	1,239
Brazil Government International Bond
5.625% due 02/21/2047		$1,300	1,264
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2035 (e)	BRL	4,905	1,644
6.000% due 05/15/2055 (e)		3,679	1,263
Israel Government International Bond
4.125% due 01/17/2048		$300	289
Italy Buoni Poliennali Del Tesoro
0.250% due 05/15/2018	EUR	4,000	4,926
Province of Ontario
5.500% due 06/02/2018	CAD	1,200	938
Qatar Government International Bond
5.250% due 01/20/2020		$4,800	4,982
Republic of Germany
0.250% due 04/13/2018	EUR	10,800	13,292
Spain Government International Bond
0.250% due 04/30/2018		10,100	12,435

Total Sovereign Issues (Cost $47,044)			46,409

		SHARES
PREFERRED SECURITIES 0.6%

BANKING & FINANCE 0.6%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (f)(h)		7,400	8,695

Total Preferred Securities (Cost $7,622)			8,695

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 31.8%

CERTIFICATES OF DEPOSIT 0.9%
Barclays Bank PLC
1.940% due 09/04/2018		2,800	2,794
Credit Suisse AG
2.507% due 09/28/2018		11,100	11,100

			13,894

COMMERCIAL PAPER 12.0%
Bank of Montreal
1.479% due 04/02/2018	CAD	4,200	3,259
1.489% due 04/04/2018		4,500	3,492
1.492% due 04/05/2018		3,400	2,638
Bank of Nova Scotia
1.461% due 04/04/2018		3,800	2,949
1.516% due 04/09/2018		7,500	5,819
Canadian Imperial Bank of Commerce
1.488% due 04/16/2018		8,000	6,205
Delmarva Power & Light Co.
2.438% due 04/13/2018		$4,500	4,496
Dominion Resources, Inc.
2.397% due 04/17/2018		4,400	4,395
2.397% due 04/18/2018		2,400	2,397
Energy Transfer Partners LP
2.947% due 04/27/2018		3,100	3,094
Entergy Corp.
2.104% due 04/09/2018		3,300	3,298
2.104% due 04/10/2018		300	300
Equifax, Inc.
2.439% due 04/05/2018		2,700	2,699
Ford Motor Credit Co.
2.900% due 02/19/2019		5,000	4,870

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HSBC Bank Canada
1.501% due 04/09/2018	CAD	2,500	$1,940
1.505% due 04/06/2018		2,500	1,940
1.512% due 04/13/2018		3,800	2,948
1.514% due 04/10/2018		1,900	1,474
Humana, Inc.
2.696% due 05/07/2018		$6,550	6,533
Kraft Food Group, Inc.
2.032% due 04/02/2018		2,400	2,399
Mondelez International, Inc.
2.112% due 04/05/2018		5,400	5,398
2.459% due 04/18/2018		5,300	5,294
2.563% due 05/04/2018		2,300	2,295
2.563% due 05/07/2018		1,200	1,197
NRW Bank
1.902% due 04/23/2018		5,400	5,393
QUALCOMM, Inc.
2.295% due 05/30/2018		5,100	5,082
Rockwell Collins, Inc.
2.458% due 04/16/2018		7,000	6,993
Royal Bank of Canada
1.439% due 04/05/2018	CAD	2,700	2,095
1.488% due 04/09/2018		2,900	2,250
1.488% due 04/18/2018		3,900	3,025
1.501% due 04/16/2018		6,900	5,352
Schlumberger Holdings
2.562% due 06/20/2018		$6,850	6,812
Sempra Energy Holdings
2.649% due 05/21/2018		3,100	3,089
2.649% due 05/22/2018		3,100	3,089
2.649% due 05/23/2018		3,100	3,089
Spectra Energy Partners LP
2.437% due 04/09/2018		8,900	8,894
2.544% due 05/07/2018		11,200	11,172
Toronto Dominion Bank
1.486% due 04/20/2018	CAD	7,700	5,971
1.488% due 04/18/2018		4,900	3,800
Viacom, Inc.
2.988% due 06/15/2018		$13,700	13,627
WEC Energy Group, Inc.
2.285% due 04/05/2018		5,700	5,698

			176,760

REPURCHASE AGREEMENTS (i) 9.3%
			137,200

SHORT-TERM NOTES 0.0%
Letras del Banco Central de la Republica Argentina
26.100% due 05/16/2018	ARS	900	43
26.200% due 05/16/2018		1,200	58
26.250% due 05/16/2018		1,490	72
26.400% due 04/18/2018		4,380	215
26.450% due 04/18/2018 - 05/16/2018		410	20
26.500% due 04/18/2018		600	30

			438

ARGENTINA TREASURY BILLS 0.1%
2.900% due 06/15/2018 - 11/16/2018 (b)(c)		1,100	1,087

ESM TREASURY BILLS 0.1%
(0.659)% due 04/19/2018 (c)(d)	EUR	800	985

FRANCE TREASURY BILLS 0.2%
(0.787)% due 04/18/2018 (b)(c)		2,500	3,077

GERMANY TREASURY BILLS 0.2%
(0.963)% due 04/11/2018 (c)(d)		2,000	2,461

38	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

March 31, 2018

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GREECE TREASURY BILLS 0.2%
1.267% due 03/15/2019 (c)(d)	EUR	2,100	$2,555

ITALY TREASURY BILLS 0.4%
(0.642)% due 04/30/2018 (b)(c)		5,100	6,278

JAPAN TREASURY BILLS 8.2%
(0.227)% due 04/05/2018 - 06/11/2018 (b)(c)	JPY	12,870,000	120,979

U.S. TREASURY BILLS 0.2%
1.490% due 04/19/2018 (b)(c)(k)(m)		$2,373	2,371

Total Short-Term Instruments (Cost $467,757)			468,085

Total Investments in Securities (Cost $1,192,486)			1,196,596

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 29.8%

SHORT-TERM INSTRUMENTS 29.8%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 29.8%
PIMCO Short Asset Portfolio	21,187,169	$211,914
PIMCO Short-Term Floating NAV Portfolio III	22,907,430	226,394

Total Short-Term Instruments (Cost $438,413)		438,308

Total Investments in Affiliates (Cost $438,413)		438,308

Total Investments 111.2% (Cost $1,630,899)		$1,634,904

Financial Derivative Instruments (j)(l) 0.4% (Cost or Premiums, net $26,986)		6,396

Other Assets and Liabilities, net (11.6)%		(170,652)

Net Assets 100.0%		$1,470,648

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	Security is not accruing income as of the date of this report.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.

(h)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Farm Credit Bank of Texas	10.000%	12/15/2020	09/30/2010	$ 7,622	$8,695	0.59%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(i)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
JPS	1.900%	03/29/2018	04/02/2018	$	18,800	U.S. Treasury Notes 2.375% due 03/15/2021	$(19,216)	$18,800	$18,804
MBC	1.920	03/29/2018	04/05/2018		75,000	U.S. Treasury Notes 1.750% due 01/31/2023	(77,480)	75,000	75,016
	2.000	03/29/2018	04/03/2018		43,400	U.S. Treasury Notes 0.750% due 09/30/2018	(44,800)	43,400	43,410

Total Repurchase Agreements							$(141,496)	$137,200	$137,230

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	39

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
JPS	$18,804	$0	$0	$18,804	$(19,216)	$(412)
MBC	118,426	0	0	118,426	(122,280)	(3,854)

Total Borrowings and Other Financing Transactions	$137,230	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

The average amount of borrowings outstanding during the period ended March 31, 2018 was $(154) at a weighted average interest rate of 1.135%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(j) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar December Futures	12/2018	2,980	$	726,412	$(1,590)	$0	$(112)
90-Day Eurodollar March Futures	03/2019	2,785		678,217	(750)	0	(104)
90-Day Eurodollar September Futures	09/2020	632		153,560	74	8	0
Euro-Bobl June Futures	06/2018	452	EUR	72,996	466	66	0
Euro-Bund 10-Year Bond June Futures	06/2018	728		142,812	2,166	176	0
U.S. Treasury 5-Year Note June Futures	06/2018	1,541	$	176,384	693	168	0
U.S. Treasury 10-Year Note June Futures	06/2018	1,951		236,345	1,745	457	0
United Kingdom Long Gilt June Futures	06/2018	7	GBP	1,206	19	7	0

					$2,823	$882	$(216)

SHORT FUTURES CONTRACTS

	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
Description						Asset	Liability
90-Day Eurodollar December Futures	12/2019	2,980	$	(724,252)	$1,780	$37	$0
90-Day Eurodollar March Futures	03/2020	2,785		(676,790)	590	35	0
90-Day Eurodollar September Futures	09/2021	632		(153,513)	(146)	0	(24)
Australia Government 10-Year Bond June Futures	06/2018	93	AUD	(9,258)	(170)	7	(47)
Euro-OAT France Government 10-Year Bond June Futures	06/2018	170	EUR	(32,337)	(586)	0	(59)
U.S. Treasury 2-Year Note June Futures	06/2018	481	$	(102,265)	(16)	0	(15)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2018	266		(42,685)	(1,247)	0	(307)

					$205	$79	$(452)

Total Futures Contracts					$3,028	$961	$(668)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.IG-25 5-Year Index	(1.000)%	Quarterly	12/20/2020	$22,400	$(448)	$47	$(401)	$0	$(12)
CDX.IG-27 5-Year Index	(1.000)	Quarterly	12/20/2021	41,800	(936)	111	(825)	0	(31)
CDX.IG-28 5-Year Index	(1.000)	Quarterly	06/20/2022	14,200	(305)	39	(266)	0	(12)

					$(1,689)	$197	$(1,492)	$0	$(55)

40	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

March 31, 2018

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.HY-29 5-Year Index	5.000%	Quarterly	12/20/2022	$6,800	$461	$(9)	$452	$28	$0
CDX.HY-30 5-Year Index	5.000	Quarterly	06/20/2023	8,500	510	17	527	38	0

					$971	$8	$979	$66	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Year BRL-CDI	9.715%	Maturity	01/04/2021	BRL	6,850	$(35)	$(62)	$(97)	$0	$(3)
Receive	1-Year BRL-CDI	9.730	Maturity	01/04/2021		3,750	(20)	(34)	(54)	0	(1)
Receive	1-Year BRL-CDI	9.743	Maturity	01/04/2021		5,000	(27)	(45)	(72)	0	(2)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/16/2018	$	34,800	26	(25)	1	5	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2019		95,600	983	127	1,110	25	0
Receive(5)	3-Month USD-LIBOR	3.000	Semi-Annual	11/25/2020		9,500	(62)	46	(16)	0	(3)
Pay	3-Month USD-LIBOR	2.000	Semi-Annual	12/16/2020		136,000	(430)	(1,162)	(1,592)	13	0
Pay(5)	3-Month USD-LIBOR	2.900	Semi-Annual	03/05/2021		362,600	12	230	242	78	0
Receive(5)	3-Month USD-LIBOR	2.930	Semi-Annual	03/05/2022		362,600	13	(373)	(360)	0	(56)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/16/2022		9,700	(20)	158	138	0	(3)
Receive(5)	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		27,300	1,041	(115)	926	0	(16)
Pay(5)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		41,000	30	(264)	(234)	27	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2024		700	34	14	48	0	(1)
Receive(5)	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025		79,700	4,419	(549)	3,870	0	(104)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		1,000	8	25	33	0	(2)
Receive(5)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026		28,900	(103)	211	108	0	(23)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		206,910	15,699	(158)	15,541	0	(319)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		5,200	399	137	536	0	(8)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		700	(6)	20	14	0	(1)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		33,100	(369)	930	561	0	(65)
Receive(5)	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		9,200	522	(85)	437	0	(20)
Receive(5)	3-Month USD-LIBOR	2.985	Semi-Annual	06/05/2029		7,900	0	(72)	(72)	0	(22)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/16/2045		5,850	(130)	235	105	0	(34)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/15/2046		3,150	53	164	217	0	(18)
Receive	3-Month USD-LIBOR	2.540	Semi-Annual	03/23/2048		600	0	42	42	0	(3)
Receive(5)	3-Month USD-LIBOR	2.455	Semi-Annual	04/17/2048		1,300	39	75	114	0	(8)
Receive(5)	3-Month USD-LIBOR	2.285	Semi-Annual	05/25/2048		100	7	5	12	0	(1)
Receive(5)	3-Month USD-LIBOR	2.465	Semi-Annual	05/25/2048		1,900	55	108	163	0	(11)
Receive(5)	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		52,700	5,727	(1,591)	4,136	0	(309)
Receive(5)	3-Month USD-LIBOR	3.005	Semi-Annual	04/23/2049		3,900	0	(94)	(94)	0	(25)
Receive(5)	3-Month USD-LIBOR	3.007	Semi-Annual	05/30/2049		6,100	0	(148)	(148)	0	(39)
Pay(5)	6-Month EUR-EURIBOR	1.514	Annual	01/04/2028	EUR	29,600	(29)	(47)	(76)	15	0
Pay(5)	6-Month EUR-EURIBOR	1.750	Annual	01/04/2028		11,900	(9)	144	135	7	0
Receive(5)	6-Month EUR-EURIBOR	2.099	Annual	01/04/2033		78,900	(7)	(265)	(272)	66	0
Receive(5)	6-Month EUR-EURIBOR	2.150	Annual	01/04/2033		31,400	10	(206)	(196)	26	0
Pay(5)	6-Month EUR-EURIBOR	2.036	Annual	02/03/2037		12,300	63	(12)	51	0	(25)
Pay(5)	6-Month EUR-EURIBOR	2.050	Annual	01/04/2038		69,700	18	300	318	0	(85)
Receive(5)	6-Month EUR-EURIBOR	1.500	Annual	06/20/2048		9,000	240	(242)	(2)	25	0
Pay(5)	6-Month GBP-LIBOR	1.000	Annual	09/19/2019	GBP	248,300	101	(490)	(389)	74	0
Receive(5)	6-Month GBP-LIBOR	1.000	Annual	09/18/2020		248,900	689	486	1,175	0	(193)
Receive	6-Month GBP-LIBOR	2.000	Semi-Annual	03/18/2022		4,200	(195)	29	(166)	0	(12)
Receive	6-Month GBP-LIBOR	1.000	Semi-Annual	03/21/2023		1,700	41	(2)	39	0	(6)
Receive(5)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2023		16,100	(10)	(74)	(84)	0	(61)
Receive(5)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2028		7,900	174	(123)	51	0	(41)
Receive(5)	6-Month GBP-LIBOR	2.040	Semi-Annual	02/01/2037		2,700	(73)	(47)	(120)	0	(7)
Receive(5)	6-Month GBP-LIBOR	2.043	Semi-Annual	02/01/2037		8,000	(222)	(136)	(358)	0	(22)
Receive(5)	6-Month GBP-LIBOR	1.750	Semi-Annual	09/19/2048		8,900	(453)	(264)	(717)	0	(78)
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	09/20/2046	JPY	1,120,000	1,109	(147)	962	19	0
Pay	CPTFEMU	1.710	Maturity	03/15/2033	EUR	1,800	(3)	(14)	(17)	0	(2)
Receive	CPTFEMU	1.946	Maturity	03/15/2048		1,800	5	28	33	0	0

							$29,314	$(3,332)	$25,982	$380	$(1,629)

Total Swap Agreements							$28,596	$(3,127)	$25,469	$446	$(1,684)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	41

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$961	$446	$1,407	$0	$(668)	$(1,684)	$(2,352)

(k)	Securities with an aggregate market value of $14,830 and cash of $7,380 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(l)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2018		$498	AUD	635	$0	$(10)
BOA	04/2018	ARS	23,403		$1,156	0	(5)
	04/2018	JPY	320,000		3,020	12	0
	04/2018		$3,487	RUB	199,602	4	(10)
	05/2018	ARS	1,490		$71	0	(1)
	05/2018		$1,756	ARS	36,274	12	0
	06/2018		7,695	CNH	48,860	67	0
BPS	04/2018	ARS	530		$25	0	(1)
	04/2018	BRL	7,866		2,367	0	(16)
	04/2018		$1,140	ARS	23,403	21	0
	04/2018		2,415	BRL	7,867	0	(32)
	05/2018	BRL	7,867		$2,408	31	0
	05/2018	JPY	160,000		1,503	0	(5)
	06/2018		$226	TWD	6,525	0	0
	12/2018	JPY	470,000		$4,283	0	(218)
BRC	05/2018	ARS	400		19	0	0
	05/2018		$11,457	MXN	214,880	296	0
CBK	04/2018	ARS	3,900		$193	1	0
	04/2018	CAD	6,500		4,967	0	(78)
	04/2018	CHF	8,094		8,577	111	0
	04/2018	EUR	10,302		12,739	53	0
	04/2018	GBP	8,535		11,990	25	(9)
	04/2018	JPY	290,000		2,738	11	0
	05/2018	ARS	900		44	0	0
	05/2018	GBP	1,068		1,508	8	0
	05/2018	JPY	220,000		2,041	4	(35)
	06/2018		6,310,000		59,813	246	0
	06/2018	KRW	5,455,470		5,132	0	(14)
	12/2018	JPY	790,000		7,207	0	(360)
	12/2018		$11,417	JPY	1,260,000	650	0
	03/2019	EUR	2,100		$2,673	15	0

42	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

March 31, 2018

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
DUB	05/2018	EUR	4,000		$4,955	$19	$0
	05/2018		$259	ARS	5,421	3	0
GLM	04/2018	CAD	13,900		$10,807	35	(18)
	04/2018	EUR	14,618		18,076	89	0
	04/2018		$1,551	EUR	1,255	0	(7)
	05/2018	ARS	800		$38	0	(1)
	06/2018	KRW	9,900,900		9,303	0	(36)
HUS	04/2018	ARS	100		5	0	0
	04/2018	CAD	20,300		15,568	0	(193)
	04/2018	CHF	3,252		3,441	40	0
	04/2018	EUR	4,512		5,584	34	(2)
	04/2018	GBP	1,938		2,706	0	(13)
	04/2018	JPY	270,573		2,550	7	0
	04/2018	RUB	28,584		496	0	(3)
	04/2018		$1,615	AUD	2,075	0	(21)
	04/2018		15,743	GBP	11,072	0	(209)
	04/2018		495	RUB	28,584	3	0
	05/2018	ARS	310		$15	0	0
	05/2018	CHF	402		423	1	0
	05/2018	EUR	515		637	2	0
	05/2018	GBP	11,328		16,124	211	0
	05/2018	JPY	52,653		497	1	0
	05/2018	RUB	34,651		598	0	(3)
	05/2018		$282	AUD	368	0	0
	05/2018		1,594	MXN	30,006	47	0
	05/2018		3,579	TRY	14,102	5	(61)
	05/2018	ZAR	6,782		$570	1	(2)
	06/2018	JPY	590,000		5,603	34	0
	06/2018	KRW	12,377,368		11,463	0	(212)
	06/2018	SGD	15,172		11,560	6	(39)
	06/2018		$4,120	CNY	26,225	41	0
	01/2021	BRL	2,050		$316	0	(239)
JPM	04/2018		7,867		2,407	24	0
	04/2018	CAD	34,664		26,783	54	(180)
	04/2018	EUR	3,900		4,832	30	0
	04/2018	GBP	599		825	0	(15)
	04/2018	JPY	3,188,500		30,102	128	0
	04/2018		$2,367	BRL	7,867	16	0
	04/2018		8,675	CAD	11,164	0	(10)
	04/2018		12,007	CHF	11,346	0	(139)
	04/2018		5,330	EUR	4,282	0	(62)
	04/2018		7,505	JPY	800,100	15	0
	04/2018		1,549	RUB	88,696	5	(7)
	05/2018	CAD	9,564		$7,434	6	0
	05/2018	CHF	11,346		12,035	139	0
	05/2018	JPY	170,000		1,597	0	(5)
	06/2018	KRW	5,101,138		4,785	0	(27)
	06/2018		$470	CNY	2,995	5	0
MSB	04/2018	ARS	550		$27	0	0
	04/2018	EUR	18,000		22,260	82	(4)
	04/2018	JPY	967,748		9,089	0	(8)
	04/2018	RUB	259,713		4,557	28	0
	04/2018		$4,550	RUB	259,713	0	(29)
	05/2018	JPY	500,000		$4,594	0	(116)
	06/2018		160,000		1,511	1	0
	06/2018		$9,888	RUB	564,446	0	(113)
RBC	06/2018	KRW	1,975,777		$1,852	0	(12)
SCX	06/2018	SGD	20,056		15,262	0	(62)
	06/2018		$463	RUB	26,555	0	(3)
SOG	06/2018	KRW	2,719,205		$2,544	0	(21)
	06/2018		$1,437	CNY	9,126	11	0
SSB	04/2018		1,082	CAD	1,400	5	0
UAG	04/2018	JPY	80,000		$757	5	0
	04/2018		$17,953	EUR	14,495	0	(118)
	04/2018		14,061	JPY	1,476,721	0	(181)
	05/2018	EUR	14,495		$17,991	118	0
	05/2018	JPY	3,396,721		32,160	205	(42)
	05/2018		$3,945	TRY	15,456	0	(85)
	06/2018		484	CNY	3,056	1	0

Total Forward Foreign Currency Contracts						$3,024	$(3,092)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	43

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Cost	Market Value
BRC	Put - OTC EUR versus USD	$1.200	02/28/2019	EUR	12,800	$187	$149

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.750%	10/12/2018	GBP	4,600	$121	$66
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018	$	7,000	356	198
DUB	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.670	10/08/2018	GBP	3,400	90	60
FBF	Call - OTC 2-Year Interest Rate Swap(1)	3-Month USD-LIBOR	Pay	1.850	11/30/2018	$	149,900	216	59
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	01/31/2019		117,000	123	99
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		14,000	725	395
JPM	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.700	10/11/2018	GBP	5,200	139	86
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.650	11/15/2018	$	35,800	203	3
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.785	09/21/2018		39,000	215	10
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018		9,200	442	272
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.370	03/27/2020		33,600	1,351	1,241

								$3,981	$2,489

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Cost	Market Value
MYC	Put - OTC 1-Year Interest Rate Floor(1)	0.400%	3-Month USD-LIBOR	04/05/2018	$	389,100	$253	$0

Total Purchased Options							$4,421	$2,638

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BRC	Call - OTC EUR versus USD	$	1.325	02/28/2019	EUR 12,800	$(189)	$(192)
CBK	Put - OTC AUD versus USD		0.784	04/27/2018	AUD 10,000	(51)	(177)
GLM	Call - OTC AUD versus USD		0.803	04/27/2018	10,000	(30)	(2)
	Put - OTC USD versus MXN	MXN	18.500	04/12/2018	$ 12,200	(109)	(228)
	Put - OTC USD versus ZAR	ZAR	12.250	06/20/2018	2,400	(37)	(96)
JPM	Call - OTC EUR versus TRY	TRY	5.900	11/14/2018	EUR 4,000	(132)	(65)
	Call - OTC USD versus TRY		4.900	11/14/2018	$ 4,000	(113)	(39)
	Call - OTC USD versus ZAR	ZAR	12.250	06/20/2018	2,500	(85)	(40)
	Call - OTC USD versus ZAR		12.250	06/26/2018	4,100	(140)	(70)
UAG	Put - OTC USD versus ZAR		12.250	06/26/2018	3,900	(61)	(157)

						$(947)	$(1,066)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$39,800	$(337)	$0
	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	79,100	(706)	0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	10,700	(138)	0
DUB	Floor - OTC CPURNSA	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	14,400	(108)	0
	Floor - OTC CPURNSA	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	10,200	(100)	0

						$(1,389)	$0

44	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

March 31, 2018

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$ 34,900	$(363)	$(455)
FBF	Call - OTC 5-Year Interest Rate Swap(1)	3-Month USD-LIBOR	Receive	2.190	11/30/2018	58,300	(205)	(81)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	69,700	(742)	(908)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.210	01/31/2019	23,400	(123)	(104)
MYC	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.400	03/27/2020	244,000	(1,352)	(1,300)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018	45,900	(486)	(574)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	11/15/2018	7,700	(203)	(11)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.230	09/21/2018	8,000	(218)	(28)

							$ (3,692)	$(3,461)

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums (Received)	Market Value
MYC	Put - OTC 1-Year Interest Rate Floor(1)	0.650%	3-Month USD-LIBOR	04/05/2018	$	389,100	$(39)	$0

Total Written Options							$(6,067)	$(4,527)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
JPM	Reckitt Benckiser Treasury Services PLC	1.000%	Quarterly	06/20/2022	0.428%	EUR	500	$4	$11	$15	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
								Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$ 1,148	$(234)	$144	$0	$(90)
	CDX.HY-23 5-Year Index 25-35%	5.000	Quarterly	12/20/2019	2,000	268	(97)	171	0

						$34	$47	$171	$(90)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
GLM	Pay	CPTFEMU	0.993%	Maturity	03/30/2020	EUR	11,500	$(2)	$26	$24	$0

TOTAL RETURN SWAPS ON EQUITY INDICES

Counterparty	Pay/ Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Pay	S&P 500 Total Return Index	31,642	1-Month USD-LIBOR plus a specified spread	Monthly	06/20/2018	$170,215	$0	$6,695	$6,695	$0
	Pay	S&P 500 Total Return Index	36,601	1-Month USD-LIBOR plus a specified spread	Maturity	01/29/2019	188,525	0	(472)	0	(472)
	Pay	S&P 500 Total Return Index	8,091	1-Month USD-LIBOR plus a specified spread	Monthly	02/13/2019	43,525	0	1,708	1,708	0
BPS	Pay	S&P 500 Total Return Index	19,487	1-Month USD-LIBOR plus a specified spread	Monthly	05/23/2018	103,439	0	2,824	2,824	0
	Pay	S&P 500 Total Return Index	14,272	1-Month USD-LIBOR plus a specified spread	Monthly	01/15/2019	76,775	0	3,013	3,013	0
BRC	Receive	ERAUSLT Index	215,938	1-Month USD-LIBOR plus a specified spread	Monthly	02/13/2019	65,928	0	(2,016)	0	(2,016)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	45

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)

Counterparty	Pay/ Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
CBK	Receive	ERAUSLT Index	109,693	1-Month USD-LIBOR plus a specified spread	Monthly	11/07/2018	$33,490	$0	$(1,023)	$0	$(1,023)
	Receive	ERAUSLT Index	718,844	1-Month USD-LIBOR plus a specified spread	Maturity	01/29/2019	211,990	0	583	583	0
	Receive	ERAUSLT Index	423,088	1-Month USD-LIBOR plus a specified spread	Monthly	04/03/2019	128,200	0	(2,955)	0	(2,955)
DUB	Receive	ERAUSLT Index	889,377	1-Month USD-LIBOR plus a specified spread	Monthly	01/15/2019	267,273	0	(3,953)	0	(3,953)
	Receive	ERAUSLT Index	493,738	1-Month USD-LIBOR plus a specified spread	Monthly	01/15/2019	150,743	0	(4,608)	0	(4,608)
	Pay	S&P 500 Total Return Index	86,018	1-Month USD-LIBOR plus a specified spread	Monthly	01/15/2019	457,131	0	12,470	12,470	0
	Pay	S&P 500 Total Return Index	32,008	1-Month USD-LIBOR plus a specified spread	Maturity	01/15/2019	164,398	0	(884)	0	(884)
FAR	Pay	S&P 500 Total Return Index	11,293	1-Month USD-LIBOR plus a specified spread	Monthly	11/28/2018	60,749	0	2,386	2,386	0
FBF	Receive	ERAUSLT Index	304,809	1-Month USD-LIBOR plus a specified spread	Monthly	05/23/2018	92,470	0	(2,342)	0	(2,342)
GST	Pay	S&P 500 Total Return Index	24,792	1-Month USD-LIBOR plus a specified spread	Monthly	04/03/2019	131,898	0	3,744	3,744	0
JPM	Receive	ERAUSLT Index	380,759	1-Month USD-LIBOR plus a specified spread	Monthly	11/28/2018	116,249	0	(3,551)	0	(3,551)
	Receive	ERAUSLT Index	567,659	1-Month USD-LIBOR plus a specified spread	Maturity	01/15/2019	166,608	0	1,258	1,258	0
MYI	Receive	ERAUSLT Index	85,313	1-Month USD-LIBOR plus a specified spread	Monthly	07/11/2018	26,047	0	(793)	0	(793)
	Receive	ERAUSLT Index	433,915	1-Month USD-LIBOR plus a specified spread	Monthly	03/21/2019	132,600	0	(4,202)	0	(4,202)
	Pay	S&P 500 Total Return Index	23,164	1-Month USD-LIBOR plus a specified spread	Monthly	03/21/2019	124,698	0	5,007	5,007	0
SOG	Receive	ERAUSLT Index	399,290	1-Month USD-LIBOR plus a specified spread	Monthly	06/20/2018	121,907	0	(3,711)	0	(3,711)

								$0	$9,178	$39,688	$(30,510

Total Swap Agreements								$36	$9,262	$39,898	$(30,600)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
AZD	$0	$0	$0	$0	$(10)	$0	$0	$(10)	$(10)	$0	$(10)
BOA	95	0	8,574	8,669	(16)	0	(562)	(578)	8,091	(13,330)	(5,239)
BPS	52	0	5,837	5,889	(272)	0	0	(272)	5,617	(7,921)	(2,304)
BRC	296	215	0	511	0	(192)	(2,016)	(2,208)	(1,697)	2,551	854
CBK	1,124	198	583	1,905	(496)	(632)	(3,978)	(5,106)	(3,201)	7,617	4,416
DUB	22	60	12,470	12,552	0	0	(9,445)	(9,445)	3,107	(6,770)	(3,663)
FAR	0	0	2,386	2,386	0	0	0	0	2,386	(3,170)	(784)
FBF	0	59	0	59	0	(81)	(2,342)	(2,423)	(2,364)	3,465	1,101
GLM	124	494	24	642	(62)	(1,338)	0	(1,400)	(758)	785	27
GST	0	0	3,744	3,744	0	0	0	0	3,744	(5,460)	(1,716)
HUS	433	0	0	433	(997)	0	0	(997)	(564)	603	39
JPM	422	86	1,273	1,781	(445)	(214)	(3,551)	(4,210)	(2,429)	5,569	3,140
MSB	111	0	0	111	(270)	0	0	(270)	(159)	583	424
MYC	0	1,526	0	1,526	0	(1,913)	0	(1,913)	(387)	58	(329)
MYI	0	0	5,007	5,007	0	0	(4,995)	(4,995)	12	77	89
RBC	0	0	0	0	(12)	0	0	(12)	(12)	0	(12)
SCX	0	0	0	0	(65)	0	0	(65)	(65)	0	(65)
SOG	11	0	0	11	(21)	0	(3,711)	(3,732)	(3,721)	5,168	1,447
SSB	5	0	0	5	0	0	0	0	5	0	5
UAG	329	0	0	329	(426)	(157)	0	(583)	(254)	266	12

Total Over the Counter	$3,024	$2,638	$39,898	$45,560	$(3,092)	$(4,527)	$(30,600)	$(38,219)

(m)	Securities with an aggregate market value of $26,959 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2018.

46	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

March 31, 2018

(1)	The underlying instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$961	$961
Swap Agreements	0	66	0	0	380	446

	$0	$66	$0	$0	$1,341	$1,407

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,024	$0	$3,024
Purchased Options	0	0	0	149	2,489	2,638
Swap Agreements	0	186	39,688	0	24	39,898

	$0	$186	$39,688	$3,173	$2,513	$45,560

	$0	$252	$39,688	$3,173	$3,854	$46,967

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$668	$668
Swap Agreements	0	55	0	0	1,629	1,684

	$0	$55	$0	$0	$2,297	$2,352

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,092	$0	$3,092
Written Options	0	0	0	1,066	3,461	4,527
Swap Agreements	0	90	30,510	0	0	30,600

	$0	$90	$30,510	$4,158	$3,461	$38,219

	$0	$145	$30,510	$4,158	$5,758	$40,571

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	47

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)

March 31, 2018

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(135)	$0	$(2)	$(137)
Written Options	0	0	200	0	677	877
Futures	0	0	0	0	1,537	1,537
Swap Agreements	0	(2,726)	0	0	10,755	8,029

	$0	$(2,726)	$65	$0	$12,967	$10,306

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(11,440)	$0	$(11,440)
Purchased Options	0	0	0	427	(2,414)	(1,987)
Written Options	0	0	0	928	445	1,373
Swap Agreements	0	185	(23,304)	1	373	(22,745)

	$0	$185	$(23,304)	$(10,084)	$(1,596)	$(34,799)

	$0	$(2,541)	$(23,239)	$(10,084)	$11,371	$(24,493)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$72	$0	$2	$74
Written Options	0	0	(56)	0	(18)	(74)
Futures	0	0	0	0	2,278	2,278
Swap Agreements	0	1,292	0	0	(12,164)	(10,872)

	$0	$1,292	$16	$0	$(9,902)	$(8,594)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,118	$0	$4,118
Purchased Options	0	0	0	(387)	(425)	(812)
Written Options	0	0	0	(313)	532	219
Swap Agreements	0	(50)	14,814	0	(294)	14,470

	$0	$(50)	$14,814	$3,418	$(187)	$17,995

	$0	$1,242	$14,830	$3,418	$(10,089)	$9,401

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$1,759	$0	$1,759
Corporate Bonds & Notes
Banking & Finance	0	46,349	0	46,349
Industrials	0	15,630	0	15,630
Utilities	0	12,926	0	12,926
Municipal Bonds & Notes
California	0	221	0	221
Illinois	0	4,047	0	4,047
New Jersey	0	1,644	0	1,644
U.S. Government Agencies	0	115,113	0	115,113
U.S. Treasury Obligations	0	301,881	0	301,881
Non-Agency Mortgage-Backed Securities	0	68,403	0	68,403
Asset-Backed Securities	0	105,434	0	105,434
Sovereign Issues	0	46,409	0	46,409
Preferred Securities
Banking & Finance	0	8,695	0	8,695
Short-Term Instruments
Certificates of Deposit	11,100	2,794	0	13,894
Commercial Paper	0	176,760	0	176,760
Repurchase Agreements	0	137,200	0	137,200
Short-Term Notes	0	438	0	438
Argentina Treasury Bills	0	1,087	0	1,087
France Treasury Bills	0	3,077	0	3,077
Germany Treasury Bills	0	2,461	0	2,461
Greece Treasury Bills	0	2,555	0	2,555
Italy Treasury Bills	0	6,278	0	6,278
Japan Treasury Bills	0	120,979	0	120,979

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
U.S. Treasury Bills	$0	$2,371	$0	$2,371
ESM Treasury Bills	0	985	0	985

	$11,100	$1,185,496	$0	$1,196,596

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$438,308	$0	$0	$438,308

Total Investments	$449,408	$1,185,496	$0	$1,634,904

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	961	446	0	1,407
Over the counter	0	45,560	0	45,560

	$961	$46,006	$0	$46,967

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(668)	(1,684)	0	(2,352)
Over the counter	0	(38,219)	0	(38,219)

	$(668)	$(39,903)	$0	$(40,571)

Total Financial Derivative Instruments	$293	$6,103	$0	$6,396

Totals	$449,701	$1,191,599	$0	$1,641,300

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

48	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

Schedule of Investments PIMCO RAE Fundamental PLUS Fund

March 31, 2018

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 80.6%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Charter Communications Operating LLC
3.880% (LIBOR03M + 2.000%) due 04/30/2025 ~		$1,867	$1,876

Total Loan Participations and Assignments (Cost $1,862)			1,876

CORPORATE BONDS & NOTES 6.8%

BANKING & FINANCE 4.3%
Ally Financial, Inc.
3.500% due 01/27/2019		3,000	3,011
4.750% due 09/10/2018		3,115	3,147
Banco del Estado de Chile
4.125% due 10/07/2020		4,000	4,082
Bank of America Corp.
2.650% due 04/01/2019		16,900	16,893
3.004% due 12/20/2023 •		2,483	2,436
5.650% due 05/01/2018		1,800	1,805
Barclays Bank PLC
10.179% due 06/12/2021		2,200	2,584
14.000% due 06/15/2019 •(f)	GBP	1,075	1,704
Barclays PLC
7.000% due 09/15/2019 •(f)(g)		300	442
Blackstone CQP Holdco LP
6.500% due 03/20/2021		$3,000	3,030
Deutsche Bank AG
3.186% due 02/27/2023 ~		5,300	5,279
4.250% due 10/14/2021		6,200	6,301
Ford Motor Credit Co. LLC
2.262% due 03/28/2019		1,100	1,093
General Motors Financial Co., Inc.
3.450% due 04/10/2022		3,300	3,275
Goldman Sachs Group, Inc.
3.009% (US0003M + 1.170%) due 11/15/2021 ~		2,600	2,633
HSBC Holdings PLC
3.400% due 03/08/2021		700	703
4.300% due 03/08/2026		500	513
6.250% due 03/23/2023 •(f)(g)		1,800	1,827
Lloyds Bank PLC
12.000% due 12/16/2024 •(f)		3,800	4,795
Lloyds Banking Group PLC
7.000% due 06/27/2019 •(f)(g)	GBP	400	589
7.625% due 06/27/2023 •(f)(g)		780	1,225
Nissan Motor Acceptance Corp.
2.372% (US0003M + 0.650%) due 07/13/2022 ~		$2,400	2,403
2.650% due 07/13/2022		1,400	1,367
Stichting AK Rabobank Certificaten
6.500% (f)	EUR	690	1,041
UBS AG
7.625% due 08/17/2022 (g)		$3,350	3,769

			75,947

INDUSTRIALS 1.5%
AbbVie, Inc.
3.200% due 11/06/2022		100	99
Allergan Finance LLC
3.250% due 10/01/2022		300	294
Allergan Funding SCS
3.450% due 03/15/2022		1,800	1,786
Allergan Sales LLC
5.000% due 12/15/2021		1,000	1,045
BAT Capital Corp.
2.719% due 08/15/2022 ~		1,600	1,611
2.764% due 08/15/2022		900	871
Charter Communications Operating LLC
4.464% due 07/23/2022		700	716
4.908% due 07/23/2025		1,500	1,534

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.384% due 10/23/2035	$300	$336
6.484% due 10/23/2045	700	770
6.834% due 10/23/2055	100	116
CVS Health Corp.
3.125% due 03/09/2020	1,400	1,403
3.350% due 03/09/2021	650	654
3.500% due 07/20/2022	200	200
3.700% due 03/09/2023	2,800	2,812
Enbridge, Inc.
2.825% (US0003M + 0.700%) due 06/15/2020 ~	1,300	1,305
GATX Corp.
2.507% due 11/05/2021 ~	2,700	2,715
General Motors Co.
2.593% (US0003M + 0.800%) due 08/07/2020 ~	750	751
Kraft Heinz Foods Co.
3.500% due 07/15/2022	200	200
3.950% due 07/15/2025	200	199
QUALCOMM, Inc.
4.800% due 05/20/2045	700	730
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	960	944
2.400% due 09/23/2021	1,120	1,082
Zimmer Biomet Holdings, Inc.
2.000% due 04/01/2018	4,500	4,500

		26,673

UTILITIES 1.0%
AT&T, Inc.
2.672% (US0003M + 0.950%) due 07/15/2021 ~	6,100	6,167
Majapahit Holding BV
7.750% due 01/20/2020	500	538
NextEra Energy Capital Holdings, Inc.
2.372% due 09/03/2019 ~	5,100	5,100
Petrobras Global Finance BV
5.999% due 01/27/2028	2,101	2,083
Southern Power Co.
2.752% due 12/20/2020 ~	2,500	2,503

		16,391

Total Corporate Bonds & Notes (Cost $118,197)		119,011

MUNICIPAL BONDS & NOTES 0.7%

CALIFORNIA 0.1%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	1,100	1,650

COLORADO 0.4%
Denver, Colorado City & County School District No. 1, Certificates of Participation Bonds, Series 2011
7.017% due 12/15/2037	5,500	7,498

ILLINOIS 0.2%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	900	999
7.750% due 01/01/2042	1,500	1,635

		2,634

Total Municipal Bonds & Notes (Cost $11,476)		11,782

U.S. GOVERNMENT AGENCIES 11.5%
Fannie Mae
1.932% (LIBOR01M + 0.060%) due 12/25/2036 ~	89	87
1.971% (US0001M + 0.350%) due 09/25/2042 ~	278	277

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.222% (LIBOR01M + 0.350%) due 03/25/2037 - 07/25/2037 ~	$45	$45
2.252% (LIBOR01M + 0.380%) due 07/25/2037 ~	49	50
2.272% (LIBOR01M + 0.400%) due 09/25/2035 ~	114	114
2.310% due 08/01/2022	200	195
2.401% (12MTA + 1.200%) due 06/01/2043 - 07/01/2044 ~	159	162
2.502% (LIBOR01M + 0.630%) due 05/25/2040 ~	83	84
2.592% (LIBOR01M + 0.720%) due 06/25/2037 ~	53	53
2.602% (LIBOR01M + 0.730%) due 06/25/2040 ~	594	604
2.622% (LIBOR01M + 0.750%) due 11/25/2039 - 01/25/2040 ~	136	139
2.692% (LIBOR01M + 0.820%) due 12/25/2039 ~	34	35
2.772% (LIBOR01M + 0.900%) due 07/25/2039 ~	22	22
2.920% due 06/01/2022	2,368	2,374
3.008% (US0012M + 1.258%) due 11/01/2034 ~	5	5
3.022% (US0012M + 1.272%) due 10/01/2034 ~	11	11
3.050% (H15T1Y + 2.175%) due 03/01/2035 ~	2	2
3.054% (12MTA + 1.842%) due 11/01/2035 ~	34	36
3.155% due 05/01/2022	1,789	1,798
3.172% (US0012M + 1.422%) due 10/01/2035 ~	30	32
3.280% (US0012M + 1.525%) due 09/01/2035 ~	96	100
3.293% (US0012M + 1.543%) due 07/01/2035 ~	72	76
3.298% (US0012M + 1.511%) due 05/01/2035 ~	5	5
3.330% (US0012M + 1.580%) due 08/01/2035 ~	47	49
3.338% (US0012M + 1.584%) due 07/01/2035 ~	86	90
3.386% (US0012M + 1.574%) due 01/01/2035 ~	75	79
3.389% (12MTA + 2.201%) due 05/01/2036 ~	74	78
3.415% (H15T1Y + 2.111%) due 12/01/2033 ~	82	85
3.415% (US0012M + 1.665%) due 07/01/2034 ~	126	132
3.442% (12MTA + 2.252%) due 07/01/2036 ~	69	73
3.465% due 05/25/2035 ~	20	21
3.487% (US0012M + 1.737%) due 09/01/2035 ~	38	40
3.491% (12MTA + 2.297%) due 09/01/2036 ~	47	50
3.500% (US0012M + 1.750%) due 08/01/2035 ~	196	207
3.576% (US0012M + 1.741%) due 12/01/2033 ~	17	18
3.579% (US0012M + 1.715%) due 06/01/2035 ~	144	151
3.593% (12MTA + 2.404%) due 08/01/2036 ~	64	68
3.800% (US0012M + 2.050%) due 06/01/2035 ~	294	313
4.000% due 05/01/2018 - 11/01/2028	4,678	4,817
4.500% due 11/01/2018 - 06/01/2042	5,338	5,592
5.000% due 06/01/2023 - 05/01/2041	4,321	4,658
5.500% due 10/01/2021 - 12/01/2039	2,214	2,423
6.000% due 05/01/2035 - 05/01/2041	576	645
6.500% due 09/01/2034	5	5
Fannie Mae, TBA
3.500% due 04/01/2048 - 06/01/2048	147,700	147,854
4.500% due 04/01/2033	1,000	1,006

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	49

Schedule of Investments PIMCO RAE Fundamental PLUS Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Freddie Mac
2.107% (LIBOR01M + 0.330%) due 02/15/2037 ~	$6	$6
2.132% (LIBOR01M + 0.260%) due 08/25/2031 ~	60	60
2.263% (12MTA + 1.200%) due 02/25/2045 ~	26	26
2.327% (LIBOR01M + 0.550%) due 07/15/2041 ~	595	602
2.347% (LIBOR01M + 0.570%) due 06/15/2041 ~	603	608
2.447% (LIBOR01M + 0.670%) due 08/15/2037 ~	150	152
2.477% (LIBOR01M + 0.700%) due 08/15/2037 ~	186	189
2.632% (LIBOR01M + 0.855%) due 01/15/2038 ~	94	96
4.500% due 01/15/2041 - 04/01/2041	323	335
5.000% due 03/01/2038	2,855	3,080
5.500% due 06/01/2027 - 05/01/2040	1,411	1,545
6.000% due 02/01/2034 - 10/01/2039	1,658	1,850
Ginnie Mae
3.500% due 01/15/2042 - 07/15/2045	15,169	15,338
5.000% due 06/15/2034 - 06/15/2041	3,055	3,271
6.000% due 05/15/2037 - 07/15/2037	92	102
NCUA Guaranteed Notes
2.161% (LIBOR01M + 0.450%) due 10/07/2020 ~	129	130
Small Business Administration
5.290% due 12/01/2027	122	127
5.600% due 09/01/2028	1,039	1,107

Total U.S. Government Agencies (Cost $202,736)		203,384

U.S. TREASURY OBLIGATIONS 31.2%
U.S. Treasury Bonds
2.750% due 08/15/2047	1,600	1,526
3.000% due 02/15/2048	22,600	22,683
4.250% due 05/15/2039	11,800	14,339
4.375% due 11/15/2039	8,800	10,881
4.375% due 05/15/2040	22,800	28,223
4.500% due 08/15/2039	7,300	9,169
4.625% due 02/15/2040	8,700	11,116
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2021	7,112	7,051
0.125% due 01/15/2022	14,784	14,624
0.125% due 04/15/2022	31,188	30,741
0.125% due 07/15/2022 (j)	44,839	44,378
0.125% due 01/15/2023 (j)	21,047	20,691
0.125% due 07/15/2024 (j)	21,504	21,000
0.250% due 01/15/2025	419	409
0.375% due 01/15/2027	10,569	10,294
0.375% due 07/15/2027	405	395
1.000% due 02/15/2048	18,294	18,736
1.750% due 01/15/2028	355	390
2.500% due 01/15/2029	62,573	74,078
U.S. Treasury Notes
2.000% due 07/31/2022 (j)(l)	26,000	25,442
2.000% due 11/30/2022 (j)	29,800	29,082
2.000% due 11/15/2026 (l)	8,600	8,107
2.125% due 05/15/2025	81,650	78,599
2.250% due 08/15/2027	36,100	34,594
2.375% due 08/15/2024	18,300	17,984
2.375% due 05/15/2027	5,700	5,527
2.750% due 02/15/2024 (l)	9,000	9,055

Total U.S. Treasury Obligations (Cost $557,574)		549,114

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NON-AGENCY MORTGAGE-BACKED SECURITIES 7.5%
American Home Mortgage Investment Trust
4.211% (US0006M + 2.000%) due 02/25/2045 ~		$48	$49
APS Resecuritization Trust
1.763% due 08/28/2054 ~		12,849	11,495
Banc of America Funding Trust
2.012% (US0001M + 0.190%) due 10/20/2046 ^~		267	252
2.102% (US0001M + 0.280%) due 06/20/2047 ~		600	521
5.912% due 10/25/2036		5,871	5,464
Bear Stearns Adjustable Rate Mortgage Trust
3.757% due 01/25/2034 ~		485	490
Bear Stearns ALT-A Trust
2.032% (US0001M + 0.160%) due 02/25/2034 ~		239	225
2.312% (US0001M + 0.440%) due 07/25/2035 ~		791	797
3.589% due 09/25/2035 ~		61	54
Bear Stearns Structured Products, Inc. Trust
3.633% due 01/26/2036 ~		242	216
Bella Vista Mortgage Trust
2.454% (US0001M + 0.600%) due 01/22/2045 ~		1,989	1,922
Chase Mortgage Finance Trust
3.684% due 02/25/2037 ~		919	927
ChaseFlex Trust
2.172% (US0001M + 0.300%) due 07/25/2037 ~		873	829
Chevy Chase Funding LLC Mortgage-Backed Certificates
2.172% (US0001M + 0.300%) due 08/25/2035 ~		2,445	2,415
2.269% (US0001M + 0.250%) due 01/25/2036 ~		716	675
2.553% (US0001M + 0.250%) due 06/25/2036 ~		684	686
Citigroup Mortgage Loan Trust
3.430% (H15T1Y + 2.400%) due 05/25/2035 ~		83	84
3.630% (H15T1Y + 2.400%) due 10/25/2035 ~		39	39
Countrywide Alternative Loan Resecuritization Trust
6.000% due 11/25/2034		1,561	1,618
Countrywide Alternative Loan Trust
2.032% (US0001M + 0.160%) due 12/25/2046 ^~		1,460	1,439
2.052% (US0001M + 0.180%) due 05/25/2047 ~		241	235
2.062% (US0001M + 0.190%) due 09/25/2046 ^~		1,144	1,053
2.152% (US0001M + 0.280%) due 02/25/2037 ~		1,273	1,158
2.372% (US0001M + 0.500%) due 05/25/2035 ^~		7,368	6,575
2.843% (12MTA + 1.560%) due 08/25/2035 ~		3,046	2,974
3.057% due 05/25/2036 ~		1,072	862
6.000% due 06/25/2047		5,659	4,914
Countrywide Home Loan Mortgage Pass-Through Trust
2.672% (US0001M + 0.800%) due 09/25/2034 ~		145	135
3.462% (US0012M + 1.750%) due 02/20/2036 ^~		38	34
Deutsche ALT-A Securities, Inc.
2.202% (US0001M + 0.330%) due 02/25/2036 ~		2,995	2,754
Eddystone Finance PLC
1.049% (BP0003M + 0.525%) due 04/19/2021 ~	GBP	1,966	2,759
First Horizon Alternative Mortgage Securities Trust
3.165% due 08/25/2035 ^~		$348	315
First Horizon Mortgage Pass-Through Trust
3.261% due 08/25/2035 ~		124	106

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GreenPoint Mortgage Funding Trust Pass-Through Certificates
4.013% due 10/25/2033 ~	$85	$85
GSR Mortgage Loan Trust
3.614% due 09/25/2035 ~	237	243
3.641% due 11/25/2035 ~	112	113
6.000% due 05/25/2037 ^	658	620
HarborView Mortgage Loan Trust
2.308% (US0001M + 0.500%) due 01/19/2036 ~	740	585
2.348% (US0001M + 0.540%) due 03/19/2035 ~	2,689	2,645
IndyMac Mortgage Loan Trust
2.072% (US0001M + 0.200%) due 11/25/2046 ~	19,975	18,228
3.462% due 01/25/2036 ^~	220	200
JPMorgan Mortgage Trust
5.750% due 01/25/2036 ^	18	15
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.217% (US0001M + 0.440%) due 12/15/2030 ~	353	343
Merrill Lynch Mortgage Investors Trust
2.082% (US0001M + 0.210%) due 02/25/2036 ~	180	174
2.911% (US0006M + 1.250%) due 10/25/2035 ~	1,887	1,908
Residential Accredit Loans, Inc. Trust
2.057% (US0001M + 0.185%) due 08/25/2036 ~	1,857	1,707
4.348% due 12/25/2035 ~	662	606
Residential Asset Securitization Trust
6.000% due 09/25/2036	1,111	733
6.000% due 05/25/2037 ^	563	498
6.250% due 07/25/2036 ^	654	640
Sequoia Mortgage Trust
2.022% (US0001M + 0.200%) due 07/20/2036 ~	589	565
2.032% (US0001M + 0.210%) due 06/20/2036 ~	597	572
Structured Adjustable Rate Mortgage Loan Trust
2.192% (US0001M + 0.320%) due 10/25/2035 ~	3,837	3,757
2.682% (12MTA + 1.400%) due 01/25/2035 ~	191	179
3.374% due 01/25/2035 ~	214	211
3.627% due 08/25/2035 ~	142	143
3.644% due 08/25/2034 ~	245	246
3.733% due 09/25/2035 ~	194	175
Structured Asset Mortgage Investments Trust
2.058% (US0001M + 0.250%) due 07/19/2035 ~	92	89
2.152% (US0001M + 0.280%) due 02/25/2036 ^~	126	120
3.052% due 05/25/2047 ~	4,589	3,815
Wachovia Mortgage Loan Trust LLC
3.686% due 05/20/2036 ^~	329	300
WaMu Mortgage Pass-Through Certificates Trust
2.027% (COF 11 + 1.250%) due 02/27/2034 ~	101	100
2.142% (US0001M + 0.270%) due 12/25/2045 ~	7,368	7,242
2.162% (US0001M + 0.290%) due 10/25/2045 ~	42	42
2.253% (COF 11 + 1.500%) due 12/25/2046 ~	562	555
2.273% (12MTA + 0.990%) due 06/25/2046 ~	7,929	7,828
2.277% (COF 11 + 1.500%) due 08/25/2046 ~	7,857	7,656
2.277% (COF 11 + 1.500%) due 10/25/2046 ~	137	134
2.283% (12MTA + 1.000%) due 02/25/2046 ~	627	616
2.483% (12MTA + 1.200%) due 11/25/2042 ~	48	46
2.512% (US0001M + 0.640%) due 01/25/2045 ~	236	235

50	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.795% due 01/25/2037 ^~	$1,146	$1,089
3.036% due 12/25/2036 ^~	353	339
3.156% due 06/25/2037 ^~	3,303	3,178
Washington Mutual Mortgage Pass-Through Certificates Trust
6.000% due 07/25/2036	2,693	2,409
Wells Fargo Alternative Loan Trust
3.710% due 07/25/2037 ^~	6,000	5,590
Wells Fargo Mortgage-Backed Securities Trust
3.603% due 07/25/2036 ^~	2,101	2,055
3.755% due 03/25/2036 ~	175	178

Total Non-Agency Mortgage-Backed Securities (Cost $117,614)		132,878

ASSET-BACKED SECURITIES 8.9%
ACE Securities Corp. Home Equity Loan Trust
2.282% (US0001M + 0.410%) due 12/25/2035 ~	4,500	4,116
Allegro CLO Ltd.
2.987% (US0003M + 1.220%) due 01/30/2026 ~	1,400	1,400
Apidos CLO
2.865% (US0003M + 1.120%) due 07/22/2026 ~	1,000	1,001
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.692% (US0001M + 0.820%) due 02/25/2034 ~	1,560	1,528
Asset-Backed Funding Certificates Trust
2.092% (US0001M + 0.220%) due 01/25/2037 ~	3,956	2,715
2.922% (US0001M + 1.050%) due 03/25/2034 ~	4,260	3,981
Asset-Backed Securities Corp. Home Equity Loan Trust
2.162% (US0001M + 0.290%) due 03/25/2036 ~	11,443	9,177
2.832% (US0001M + 0.960%) due 07/25/2035 ~	500	500
Bear Stearns Asset-Backed Securities Trust
2.032% (US0001M + 0.160%) due 08/25/2036 ~	2,089	2,424
2.142% (US0001M + 0.270%) due 06/25/2036 ~	4,800	4,760
2.552% (US0001M + 0.680%) due 10/25/2035 ~	3,951	3,858
CIT Mortgage Loan Trust
3.222% (LIBOR01M + 1.350%) due 10/25/2037 ~	5,072	5,110
Citigroup Mortgage Loan Trust
2.032% (US0001M + 0.160%) due 09/25/2036 ~	4,699	3,596
Citigroup Mortgage Loan Trust, Inc.
2.772% (US0001M + 0.900%) due 09/25/2035 ^~	3,987	3,535
Countrywide Asset-Backed Certificates
2.022% (US0001M + 0.150%) due 01/25/2037 ~	3,435	3,428
2.072% (US0001M + 0.200%) due 06/25/2037 ^~	3,788	3,423
2.122% (US0001M + 0.250%) due 01/25/2046 ~	8,216	7,743
2.122% (US0001M + 0.250%) due 06/25/2047 ~	2,200	2,040
2.132% (US0001M + 0.260%) due 12/25/2036 ~	7,400	7,115
4.769% due 10/25/2046 ^~	1,985	1,944
Credit Suisse Mortgage Capital Asset-Backed Trust
2.472% (US0001M + 0.600%) due 09/25/2037 ~	5,179	5,068
Credit-Based Asset Servicing and Securitization LLC
1.932% (US0001M + 0.060%) due 11/25/2036 ~	29	18
CWABS Revolving Home Equity Loan Trust
1.997% (US0001M + 0.220%) due 12/15/2029 ~	328	313

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Fremont Home Loan Trust
1.932% (US0001M + 0.060%) due 01/25/2037 ~		$14	$8
GSAMP Trust
2.102% (US0001M + 0.230%) due 01/25/2037 ~		4,200	3,569
2.112% (US0001M + 0.240%) due 12/25/2035 ~		2,373	2,371
Halcyon Loan Advisors Funding Ltd.
2.845% (US0003M + 1.100%) due 10/22/2025 ~		1,000	1,001
Hildene CLO Ltd.
2.919% (US0003M + 1.180%) due 07/19/2026 ~		1,700	1,702
Home Equity Asset Trust
3.472% (US0001M + 1.600%) due 12/25/2034 ~		985	952
Lehman XS Trust
2.012% (US0001M + 0.140%) due 02/25/2037 ^~		277	422
Long Beach Mortgage Loan Trust
2.432% (US0001M + 0.560%) due 10/25/2034 ~		17	17
Morgan Stanley ABS Capital, Inc. Trust
2.002% (US0001M + 0.130%) due 01/25/2037 ~		4,341	2,342
2.122% (US0001M + 0.250%) due 03/25/2037 ~		3,686	1,960
2.802% (US0001M + 0.930%) due 11/25/2034 ~		805	807
Morgan Stanley Mortgage Loan Trust
5.965% due 09/25/2046 ^		998	568
Mountain Hawk CLO Ltd.
2.934% (US0003M + 1.200%) due 04/18/2025 ~		1,500	1,501
Navient Private Education Loan Trust
2.177% due 12/16/2058 ~		1,358	1,360
NovaStar Mortgage Funding Trust
2.002% (US0001M + 0.130%) due 03/25/2037 ~		6,377	4,911
OHA Credit Partners Ltd.
2.755% (US0003M + 1.010%) due 10/20/2025 ~		667	667
OHA Loan Funding Ltd.
3.094% (US0003M + 1.350%) due 01/23/2027 ~		1,100	1,106
Panhandle-Plains Higher Education Authority, Inc.
2.825% (US0003M + 1.130%) due 10/01/2035 ~		31	31
Residential Asset Mortgage Products Trust
2.032% (US0001M + 0.160%) due 02/25/2037 ~		1,809	1,798
Residential Asset Securities Corp. Trust
2.292% (US0001M + 0.420%) due 10/25/2035 ~		1,000	993
Securitized Asset-Backed Receivables LLC Trust
2.122% (US0001M + 0.250%) due 05/25/2036 ~		11,508	7,634
SG Mortgage Securities Trust
2.052% (US0001M + 0.180%) due 02/25/2036 ~		12,125	8,179
SLM Private Education Loan Trust
5.027% (US0001M + 3.250%) due 05/16/2044 ~		107	109
SLM Student Loan Trust
0.000% (EUR003M + 0.260%) due 12/15/2023 ~	EUR	534	657
Soundview Home Loan Trust
2.042% (US0001M + 0.170%) due 03/25/2037 ~		$600	597
Specialty Underwriting & Residential Finance Trust
2.172% (US0001M + 0.300%) due 12/25/2036 ~		3,029	2,829
Structured Asset Investment Loan Trust
2.592% (US0001M + 0.720%) due 06/25/2035 ~		20,000	20,046

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Structured Asset Securities Corp. Mortgage Loan Trust
2.032% (US0001M + 0.160%) due 03/25/2036 ~		$3,361	$2,978
2.082% (US0001M + 0.210%) due 02/25/2037 ~		4,873	4,707
2.192% (US0001M + 0.320%) due 05/25/2037 ~		992	987
Vibrant CLO Ltd.
2.641% (US0003M + 0.900%) due 07/24/2024 ~		1,517	1,518

Total Asset-Backed Securities (Cost $138,474)			157,120

SOVEREIGN ISSUES 2.1%
Argentina Government International Bond
2.500% due 12/31/2038		6,950	4,632
5.875% due 01/11/2028		3,400	3,204
24.949% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	4,607	235
27.250% due 06/21/2020 ~		74,096	3,918
Brazil Government International Bond
5.625% due 02/21/2047		$3,300	3,208
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2035 (e)	BRL	21,152	7,092
6.000% due 05/15/2055 (e)		16,247	5,580
Export-Import Bank of Korea
4.000% due 01/29/2021		$4,700	4,799
Israel Government International Bond
4.125% due 01/17/2048		800	772
Qatar Government International Bond
5.250% due 01/20/2020		3,600	3,736

Total Sovereign Issues (Cost $38,337)			37,176

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%

INDUSTRIALS 0.0%
Motors Liquidation Co. «(a)		80,000	0

Total Convertible Preferred Securities (Cost $0)			0

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 11.8%

CERTIFICATES OF DEPOSIT 1.7%
Barclays Bank PLC
1.940% due 09/04/2018		$7,700	7,682
2.355% due 05/17/2018		14,000	14,009
Credit Suisse AG
2.507% due 09/28/2018		8,700	8,700

			30,391

REPURCHASE AGREEMENTS (h) 0.0%
			466

SHORT-TERM NOTES 0.1%
Letras del Banco Central de la Republica Argentina
26.100% due 05/16/2018	ARS	2,100	101
26.200% due 05/16/2018		1,900	92
26.250% due 05/16/2018		2,930	141
26.400% due 04/18/2018		9,630	474
26.450% due 04/18/2018 - 05/16/2018		920	45
26.500% due 04/18/2018		1,200	59

			912

ARGENTINA TREASURY BILLS 0.2%
2.918% due 06/15/2018 - 11/16/2018 (b)(c)		2,900	2,862

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	51

Schedule of Investments PIMCO RAE Fundamental PLUS Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GREECE TREASURY BILLS 0.2%
1.267% due 03/15/2019 (c)(d)	EUR	3,300	$4,015

JAPAN TREASURY BILLS 9.6%
(0.231)% due 04/05/2018 - 06/11/2018 (b)(c)	JPY	17,938,100	168,620

Total Short-Term Instruments (Cost $207,041)			207,266

Total Investments in Securities (Cost $1,393,311)			1,419,607

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 28.5%

SHORT-TERM INSTRUMENTS 28.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 28.5%
PIMCO Short Asset Portfolio	26,404,741	$264,100
PIMCO Short-Term Floating NAV Portfolio III	24,098,004	238,161

Total Short-Term Instruments (Cost $502,417)		502,261

Total Investments in Affiliates (Cost $502,417)		502,261

Total Investments 109.1% (Cost $1,895,728)		$1,921,868

Financial Derivative Instruments (i)(k) 4.6% (Cost or Premiums, net $13,383)		80,440

Other Assets and Liabilities, net (13.7)%		(240,195)

Net Assets 100.0%		$1,762,113

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	Security did not produce income within the last twelve months.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	03/29/2018	04/02/2018	$	466	U.S. Treasury Notes 2.375% due 08/15/2024	$(477)	$466	$466

Total Repurchase Agreements							$(477)	$466	$466

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount		Proceeds	Payable for Short Sales
U.S. Treasury Obligations (0.3)%
U.S. Treasury Notes	1.125%	09/30/2021	$	5,100	$(4,862)	$(4,872)

Total Short Sales (0.3)%					$(4,862)	$(4,872)

52	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

March 31, 2018

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$466	$0	$0	$0	$466	$(477)	$(11)

Master Securities Forward Transaction Agreement
NOM	0	0	0	(4,872)	(4,872)	0	(4,872)

Total Borrowings and Other Financing Transactions	$466	$0	$0	$(4,872)

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

The average amount of borrowings outstanding during the period ended March 31, 2018 was $(4,432) at a weighted average interest rate of 0.728%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(i) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar December Futures	12/2018	4,416	$	1,076,455	$(4,863)	$0	$(166)
90-Day Eurodollar March Futures	03/2019	3,619		881,317	(1,859)	0	(136)
90-Day Eurodollar September Futures	09/2020	900		218,678	68	11	0
Euro-Bobl June Futures	06/2018	451	EUR	72,835	496	67	0
Euro-Bund 10-Year Bond June Futures	06/2018	1,000		196,171	3,406	246	0
U.S. Treasury 10-Year Note June Futures	06/2018	1,069	$	129,499	1,039	250	0
United Kingdom Long Gilt June Futures	06/2018	154	GBP	26,537	516	147	0

					$(1,197)	$721	$(302)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar December Futures	12/2019	4,416	$	(1,073,254)	$5,923	$55	$0
90-Day Eurodollar March Futures	03/2020	3,619		(879,462)	1,940	45	0
90-Day Eurodollar September Futures	09/2021	900		(218,610)	(182)	0	(34)
Australia Government 10-Year Bond June Futures	06/2018	315	AUD	(31,359)	(575)	25	(160)
Euro-OAT France Government 10-Year Bond June Futures	06/2018	413	EUR	(78,559)	(1,437)	0	(142)
U.S. Treasury 2-Year Note June Futures	06/2018	504	$	(107,155)	(16)	0	(16)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2018	84		(13,479)	(443)	0	(97)

					$5,210	$125	$(449)

Total Futures Contracts					$4,013	$846	$(751)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
Ford Motor Credit Co. LLC	5.000%	Quarterly	12/20/2022	1.141%	$900	$166	$(12)	$154	$0	$(4)
General Motors Co.	5.000	Quarterly	12/20/2021	0.680	2,700	449	(30)	419	0	(1)
General Motors Co.	5.000	Quarterly	06/20/2022	0.833	350	59	0	59	0	0

						$674	$(42)	$632	$0	$(5)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	53

Schedule of Investments PIMCO RAE Fundamental PLUS Fund (Cont.)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
CDX.HY-29 5-Year Index	5.000%	Quarterly	12/20/2022	$	1,600	$ 132	$(26)	$106	$6	$0
CDX.HY-30 5-Year Index	5.000	Quarterly	06/20/2023		1,700	103	3	106	8	0

						$ 235	$(23)	$212	$14	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Year BRL-CDI	9.715%	Maturity	01/04/2021	BRL	30,280	$41	$(469)	$(428)	$0	$(12)
Receive	1-Year BRL-CDI	9.730	Maturity	01/04/2021		15,940	0	(227)	(227)	0	(6)
Receive	1-Year BRL-CDI	9.743	Maturity	01/04/2021		22,000	0	(316)	(316)	0	(9)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/16/2018		$462,300	(2,239)	2,259	20	66	0
Receive(5)	3-Month USD-LIBOR	3.000	Semi-Annual	11/25/2020		37,600	(217)	155	(62)	0	(11)
Pay	3-Month USD-LIBOR	2.000	Semi-Annual	12/16/2020		138,900	4,795	(6,421)	(1,626)	14	0
Pay(5)	3-Month USD-LIBOR	2.900	Semi-Annual	03/05/2021		464,000	76	234	310	99	0
Receive(5)	3-Month USD-LIBOR	2.930	Semi-Annual	03/05/2022		464,000	(16)	(445)	(461)	0	(72)
Receive(5)	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		45,400	1,708	(169)	1,539	0	(26)
Pay(5)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		140,000	(181)	(617)	(798)	93	0
Receive(5)	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025		122,900	6,815	(845)	5,970	0	(160)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		2,000	(142)	208	66	0	(3)
Receive(5)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026		98,900	(85)	457	372	0	(78)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		125,820	(2,982)	12,385	9,403	0	(194)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		32,000	1,988	1,314	3,302	0	(51)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		5,800	(132)	247	115	0	(12)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		27,700	(439)	908	469	0	(54)
Receive(5)	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		79,400	4,504	(732)	3,772	0	(171)
Receive(5)	3-Month USD-LIBOR	2.985	Semi-Annual	06/05/2029		35,900	0	(326)	(326)	0	(98)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/15/2046		14,600	(1,199)	2,207	1,008	0	(83)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	09/14/2046		19,400	(535)	2,991	2,456	0	(108)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/21/2046		1,100	(112)	246	134	0	(6)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		10,300	(73)	258	185	0	(61)
Receive	3-Month USD-LIBOR	2.540	Semi-Annual	03/23/2048		2,500	0	173	173	0	(14)
Receive(5)	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		46,600	5,153	(1,496)	3,657	0	(274)
Receive(5)	3-Month USD-LIBOR	3.005	Semi-Annual	04/23/2049		9,300	0	(224)	(224)	0	(59)
Receive(5)	3-Month USD-LIBOR	3.007	Semi-Annual	05/30/2049		15,500	0	(377)	(377)	0	(98)
Pay(5)	6-Month EUR-EURIBOR	1.514	Annual	01/04/2028	EUR	70,900	26	(207)	(181)	37	0
Pay(5)	6-Month EUR-EURIBOR	1.750	Annual	01/04/2028		33,500	(27)	407	380	18	0
Receive(5)	6-Month EUR-EURIBOR	2.099	Annual	01/04/2033		182,400	(75)	(555)	(630)	152	0
Receive(5)	6-Month EUR-EURIBOR	2.150	Annual	01/04/2033		88,200	27	(577)	(550)	72	0
Pay(5)	6-Month EUR-EURIBOR	2.036	Annual	02/03/2037		40,700	0	169	169	0	(82)
Pay(5)	6-Month EUR-EURIBOR	2.050	Annual	01/04/2038		174,500	50	746	796	0	(214)
Receive(5)	6-Month EUR-EURIBOR	1.500	Annual	06/20/2048		18,300	439	(443)	(4)	53	0
Pay(5)	6-Month GBP-LIBOR	1.000	Annual	09/19/2019	GBP	414,900	902	(1,552)	(650)	127	0
Receive(5)	6-Month GBP-LIBOR	1.000	Annual	09/18/2020		414,900	29	1,929	1,958	0	(333)
Receive(5)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2023		50,500	(32)	(233)	(265)	0	(192)
Receive(5)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2028		23,300	536	(386)	150	0	(122)
Receive(5)	6-Month GBP-LIBOR	2.040	Semi-Annual	02/01/2037		6,900	2	(309)	(307)	0	(19)
Receive(5)	6-Month GBP-LIBOR	2.043	Semi-Annual	02/01/2037		29,300	0	(1,311)	(1,311)	0	(80)
Receive(5)	6-Month GBP-LIBOR	1.750	Semi-Annual	09/19/2048		6,300	(331)	(177)	(508)	0	(53)
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	09/20/2046	JPY	1,540,000	593	729	1,322	26	0
Pay	CPTFEMU	1.710	Maturity	03/15/2033	EUR	3,200	(4)	(27)	(31)	0	(3)
Receive	CPTFEMU	1.946	Maturity	03/15/2048		3,200	9	49	58	1	0

							$18,872	$9,630	$28,502	$758	$(2,758)

Total Swap Agreements							$19,781	$9,565	$29,346	$772	$(2,763)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$846	$772	$1,618	$0	$(751)	$(2,763)	$(3,514)

54	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

March 31, 2018

(j)	Securities with an aggregate market value of $35,980 and cash of $2,284 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(k)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	04/2018	ARS	2,345		$116	$0	$(1)
	04/2018	JPY	450,000		4,247	17	0
	05/2018	ARS	2,930		140	0	(2)
	05/2018	SEK	985		123	5	0
	05/2018		$110	ARS	2,245	0	0
	05/2018		1,419	EUR	1,147	0	(4)
	06/2018		18,994	CNH	120,602	166	0
BPS	04/2018	ARS	1,040		$50	0	(1)
	05/2018	JPY	237,400		2,229	0	(7)
	05/2018		$9,134	TRY	35,736	0	(208)
	12/2018	JPY	1,780,000		$16,222	0	(826)
BRC	04/2018		$109	ARS	2,245	2	0
	05/2018	ARS	650		$31	0	(1)
	05/2018		$17,543	MXN	328,743	437	0
CBK	04/2018	ARS	8,700		$430	1	0
	04/2018	CHF	17,927		18,984	232	0
	04/2018	GBP	17,166		24,142	59	0
	05/2018	ARS	2,100		102	0	0
	05/2018	GBP	1,492		2,102	6	0
	05/2018	JPY	490,000		4,507	0	(108)
	05/2018		$2,177	EUR	1,754	0	(12)
	06/2018	JPY	9,580,000		$90,809	373	0
	06/2018	KRW	9,783,065		9,203	0	(25)
	12/2018	JPY	3,020,000		27,549	0	(1,375)
	12/2018		$43,494	JPY	4,800,000	2,478	0
	03/2019	EUR	3,300		$4,200	24	0
DUB	06/2018		$20,514	RUB	1,179,406	0	(90)
FBF	04/2018	BRL	38,671		$11,634	0	(79)
	04/2018		$11,736	BRL	38,671	0	(23)
	05/2018	BRL	38,671		$11,702	17	0
GLM	04/2018		$1,385	GBP	979	0	(12)
	05/2018	ARS	1,250		$60	0	(1)
	05/2018	EUR	26,194		32,344	19	0
	05/2018	JPY	500,700		4,715	0	(4)
	05/2018		$884	EUR	710	0	(8)
	06/2018	KRW	9,766,224		$9,203	0	(9)
HUS	04/2018	ARS	200		10	0	0
	04/2018		$3,461	ARS	71,791	89	0
	04/2018		24,913	GBP	17,521	0	(331)
	05/2018	ARS	620		$30	0	0
	05/2018	GBP	17,521		24,943	331	0
	05/2018	RUB	139,580		2,407	0	(13)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	55

Schedule of Investments PIMCO RAE Fundamental PLUS Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	05/2018	ZAR	1,324		$108	$0	$(3)
	06/2018	JPY	900,000		8,548	51	0
	06/2018	KRW	30,466,658		28,216	0	(521)
	01/2021	BRL	3,320		512	0	(387)
JPM	04/2018		38,671		11,832	118	0
	04/2018	CAD	905		705	2	0
	04/2018	GBP	1,334		1,871	0	(1)
	04/2018	JPY	4,673,300		44,111	180	0
	04/2018		$11,635	BRL	38,671	79	0
	04/2018		18,971	CHF	17,927	0	(219)
	04/2018		19,473	JPY	2,076,000	39	0
	05/2018	CHF	17,927		$19,016	220	0
	05/2018	JPY	260,000		2,443	0	(8)
MSB	04/2018	ARS	1,090		53	0	(1)
	04/2018	JPY	2,898,585		27,231	0	(19)
	05/2018		1,420,000		13,048	0	(329)
	05/2018		$8,673	EUR	6,944	0	(103)
SCX	05/2018		1,006		814	0	(2)
	06/2018	HKD	4,016		$515	2	0
	06/2018	SGD	50,793		38,652	0	(157)
	06/2018		$1,013	INR	66,692	3	0
UAG	04/2018		18,528	JPY	1,945,885	0	(239)
	05/2018	JPY	2,495,885		$23,621	245	(122)

Total Forward Foreign Currency Contracts						$5,195	$(5,251)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Cost	Market Value
BRC	Put - OTC EUR versus USD	$1.200	02/28/2019	EUR	23,200	$339	$270

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.750%	10/12/2018	GBP	12,900	$340	$187
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018	$	20,200	1,028	570
DUB	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.670	10/08/2018	GBP	9,300	246	164
FBF	Call - OTC 2-Year Interest Rate Swap(1)	3-Month USD-LIBOR	Pay	1.850	11/30/2018	$	459,400	663	182
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	01/31/2019		266,500	280	225
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		40,200	2,080	1,135
JPM	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.700	10/11/2018	GBP	14,100	377	233
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.650	11/15/2018	$	114,400	649	8
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.785	09/21/2018		124,000	684	31
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018		12,900	620	381
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.370	03/27/2020		42,000	1,688	1,552

								$8,655	$4,668

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
MYC	Put - OTC 1-Year Interest Rate Floor(1)	0.400%	3-Month USD-LIBOR	04/05/2018	$ 1,724,300	$1,121	$0

Total Purchased Options						$10,115	$4,938

56	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

March 31, 2018

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BRC	Call - OTC EUR versus USD		$1.325	02/28/2019	EUR	23,200	$(343)	$(347)
CBK	Put - OTC AUD versus USD		0.784	04/27/2018	AUD	24,100	(122)	(425)
	Call - OTC EUR versus TRY	TRY	5.900	11/14/2018	EUR	11,400	(365)	(186)
	Call - OTC USD versus TRY		4.900	11/14/2018	$	13,500	(372)	(131)
GLM	Call - OTC AUD versus USD		$0.803	04/27/2018	AUD	24,100	(72)	(5)
	Put - OTC USD versus MXN	MXN	18.500	04/12/2018	$	19,500	(174)	(365)
	Put - OTC USD versus ZAR	ZAR	12.250	06/20/2018		7,000	(108)	(280)
JPM	Call - OTC USD versus ZAR		12.250	06/20/2018		7,300	(249)	(116)
	Call - OTC USD versus ZAR		12.250	06/26/2018		12,300	(422)	(211)
UAG	Put - OTC USD versus ZAR		12.250	06/26/2018		11,700	(182)	(472)

							$ (2,409)	$(2,538)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$1,300	$(11)	$0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	500	(6)	0

						$(17)	$0

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$100,500	$(1,045)	$(1,310)
FBF	Call - OTC 5-Year Interest Rate Swap(1)	3-Month USD-LIBOR	Receive	2.190	11/30/2018	179,000	(631)	(250)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	200,600	(2,136)	(2,614)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.210	01/31/2019	53,300	(280)	(238)
MYC	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.400	03/27/2020	304,900	(1,689)	(1,624)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018	64,400	(682)	(805)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	11/15/2018	24,600	(649)	(35)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.230	09/21/2018	25,600	(696)	(89)

							$ (7,808)	$(6,965)

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Put - OTC 1-Year Interest Rate Floor(1)	0.650%	3-Month USD-LIBOR	04/05/2018	$1,724,300	$(172)	$0

Total Written Options						$(10,406)	$(9,503)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$ 31,191	$(6,394)	$3,954	$0	$(2,440)
	CDX.HY-23 5-Year Index 25-35%	5.000	Quarterly	12/20/2019	2,200	295	(107)	188	0

						$(6,099)	$3,847	$188	$(2,440)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
GLM	Pay	CPTFEMU	0.993%	Maturity	03/30/2020	EUR	48,300	$(8)	$109	$101	$0

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	57

Schedule of Investments PIMCO RAE Fundamental PLUS Fund (Cont.)

TOTAL RETURN SWAPS ON EQUITY INDICES

Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
CBK	Receive	ERAUSLT Index	1,042,386	1-Month USD-LIBOR plus a specified spread	Maturity	07/11/2018	$ 284,172	$0	$24,345	$24,345	$0
DUB	Receive	ERAUSLT Index	816,294	1-Month USD-LIBOR plus a specified spread	Monthly	07/11/2018	249,223	0	(7,590)	0	(7,590)
	Receive	ERAUSLT Index	1,353,704	1-Month USD-LIBOR plus a specified spread	Maturity	09/12/2018	367,409	0	33,228	33,228	0
JPM	Receive	ERAUSLT Index	764,335	1-Month USD-LIBOR plus a specified spread	Monthly	05/23/2018	233,359	0	(7,102)	0	(7,102)
SOG	Receive	ERAUSLT Index	1,974,400	1-Month USD-LIBOR plus a specified spread	Maturity	08/08/2018	538,149	0	46,227	46,227	0

								$0	$89,108	$103,800	$(14,692)

Total Swap Agreements								$(6,107)	$93,064	$104,089	$(17,132)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
BOA	$188	$0	$188	$376	$(7)	$0	$(2,440)	$(2,447)	$(2,071)	$2,184	$113
BPS	0	0	0	0	(1,042)	0	0	(1,042)	(1,042)	1,209	167
BRC	439	457	0	896	(1)	(347)	0	(348)	548	(380)	168
CBK	3,173	570	24,345	28,088	(1,520)	(2,052)	0	(3,572)	24,516	(20,940)	3,576
DUB	0	164	33,228	33,392	(90)	0	(7,590)	(7,680)	25,712	(17,860)	7,852
FBF	17	182	0	199	(102)	(250)	0	(352)	(153)	0	(153)
GLM	19	1,360	101	1,480	(34)	(3,502)	0	(3,536)	(2,056)	2,032	(24)
HUS	471	0	0	471	(1,255)	0	0	(1,255)	(784)	527	(257)
JPM	638	233	0	871	(228)	(327)	(7,102)	(7,657)	(6,786)	9,412	2,626
MSB	0	0	0	0	(452)	0	0	(452)	(452)	672	220
MYC	0	1,972	0	1,972	0	(2,553)	0	(2,553)	(581)	362	(219)
SCX	5	0	0	5	(159)	0	0	(159)	(154)	0	(154)
SOG	0	0	46,227	46,227	0	0	0	0	46,227	(40,670)	5,557
UAG	245	0	0	245	(361)	(472)	0	(833)	(588)	554	(34)

Total Over the Counter	$5,195	$4,938	$104,089	$114,222	$(5,251)	$(9,503)	$(17,132)	$(31,886)

(l)	Securities with an aggregate market value of $17,243 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2018.

(1)	The underlying instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

58	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

March 31, 2018

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$846	$846
Swap Agreements	0	14	0	0	758	772

	$0	$14	$0	$0	$1,604	$1,618

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$5,195	$0	$5,195
Purchased Options	0	0	0	270	4,668	4,938
Swap Agreements	0	188	103,800	0	101	104,089

	$0	$188	$103,800	$5,465	$4,769	$114,222

	$0	$202	$103,800	$5,465	$6,373	$115,840

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$751	$751
Swap Agreements	0	5	0	0	2,758	2,763

	$0	$5	$0	$0	$3,509	$3,514

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$5,251	$0	$5,251
Written Options	0	0	0	2,538	6,965	9,503
Swap Agreements	0	2,440	14,692	0	0	17,132

	$0	$2,440	$14,692	$7,789	$6,965	$31,886

	$0	$2,445	$14,692	$7,789	$10,474	$35,400

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(533)	$0	$0	$(533)
Written Options	0	0	790	0	2,185	2,975
Futures	0	0	0	0	1,874	1,874
Swap Agreements	0	479	0	0	7,245	7,724

	$0	$479	$257	$0	$11,304	$12,040

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(31,822)	$0	$(31,822)
Purchased Options	0	0	0	1,688	(6,316)	(4,628)
Written Options	0	2	0	3,018	1,575	4,595
Swap Agreements	0	1,768	249,964	1	1,406	253,139

	$0	$1,770	$249,964	$(27,115)	$(3,335)	$221,284

	$0	$2,249	$250,221	$(27,115)	$7,969	$233,324

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$284	$0	$0	$284
Written Options	0	0	(220)	0	(83)	(303)
Futures	0	0	0	0	2,256	2,256
Swap Agreements	0	(218)	0	0	(2,771)	(2,989)

	$0	$(218)	$64	$0	$(598)	$(752)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$11,369	$0	$11,369
Purchased Options	0	0	0	(1,436)	(1,612)	(3,048)
Written Options	0	0	0	(789)	1,297	508
Swap Agreements	0	908	(85,103)	0	(1,070)	(85,265)

	$0	$908	$(85,103)	$9,144	$(1,385)	$(76,436)

	$0	$690	$(85,039)	$9,144	$(1,983)	$(77,188)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	59

Schedule of Investments PIMCO RAE Fundamental PLUS Fund (Cont.)

March 31, 2018

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$1,876	$0	$1,876
Corporate Bonds & Notes
Banking & Finance	0	75,947	0	75,947
Industrials	0	26,673	0	26,673
Utilities	0	16,391	0	16,391
Municipal Bonds & Notes
California	0	1,650	0	1,650
Colorado	0	7,498	0	7,498
Illinois	0	2,634	0	2,634
U.S. Government Agencies	0	203,384	0	203,384
U.S. Treasury Obligations	0	549,114	0	549,114
Non-Agency Mortgage-Backed Securities	0	132,878	0	132,878
Asset-Backed Securities	0	157,120	0	157,120
Sovereign Issues	0	37,176	0	37,176
Short-Term Instruments
Certificates of Deposit	8,700	21,691	0	30,391
Repurchase Agreements	0	466	0	466
Short-Term Notes	0	912	0	912
Argentina Treasury Bills	0	2,862	0	2,862
Greece Treasury Bills	0	4,015	0	4,015
Japan Treasury Bills	0	168,620	0	168,620

	$8,700	$1,410,907	$0	$1,419,607

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$502,261	$0	$0	$502,261

Total Investments	$510,961	$1,410,907	$0	$1,921,868

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(4,872)	$0	$(4,872)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	846	772	0	1,618
Over the counter	0	114,222	0	114,222

	$846	$114,994	$0	$115,840

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(751)	(2,763)	0	(3,514)
Over the counter	0	(31,886)	0	(31,886)

	$(751)	$(34,649)	$0	$(35,400)

Total Financial Derivative Instruments	$95	$80,345	$0	$80,440

Totals	$511,056	$1,486,380	$0	$1,997,436

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

60	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

Schedule of Investments PIMCO RAE Fundamental PLUS EMG Fund

March 31, 2018

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 81.8%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%
Klockner-Pentaplast of America, Inc.
6.127% (LIBOR03M + 4.250%) due 06/30/2022 ~		$920	$889

Total Loan Participations and Assignments (Cost $912)			889

CORPORATE BONDS & NOTES 5.0%

BANKING & FINANCE 2.6%
Ally Financial, Inc.
3.500% due 01/27/2019		4,100	4,115
Banco del Estado de Chile
4.125% due 10/07/2020		7,600	7,756
Banco Santander S.A.
6.250% due 09/11/2021 •(f)(g)	EUR	200	272
Bank of America Corp.
5.650% due 05/01/2018		$1,400	1,404
Barclays Bank PLC
10.179% due 06/12/2021		4,000	4,698
Blackstone CQP Holdco LP
6.500% due 03/20/2021		1,900	1,919
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		500	489
Deutsche Bank AG
3.186% due 02/27/2023 ~		7,600	7,570
4.250% due 10/14/2021		6,200	6,301
Ford Motor Credit Co. LLC
3.157% due 08/04/2020		5,300	5,274
General Motors Financial Co., Inc.
3.450% due 04/10/2022		1,400	1,389
Goldman Sachs Group, Inc.
3.009% (US0003M + 1.170%) due 11/15/2021 ~		2,800	2,835
GSPA Monetization Trust
6.422% due 10/09/2029		1,095	1,257
HBOS PLC
6.750% due 05/21/2018		1,300	1,307
HSBC Holdings PLC
3.400% due 03/08/2021		1,000	1,005
6.500% due 03/23/2028 •(f)(g)		2,500	2,553
Lloyds Banking Group PLC
7.000% due 06/27/2019 •(f)(g)	GBP	2,400	3,533
Macquarie Bank Ltd.
6.625% due 04/07/2021		$1,384	1,500
Navient Corp.
5.500% due 01/15/2019		2,800	2,838
Nissan Motor Acceptance Corp.
2.372% (US0003M + 0.650%) due 07/13/2022 ~		2,200	2,203
2.650% due 07/13/2022		1,200	1,172
Stichting AK Rabobank Certificaten
6.500% due (f)	EUR	470	709
UBS Group Funding Switzerland AG
2.789% due 08/15/2023 ~		$2,000	2,012
2.950% due 09/24/2020		600	596
4.125% due 09/24/2025		700	704

			65,411

INDUSTRIALS 1.6%
Allergan Funding SCS
3.450% due 03/15/2022		1,500	1,488
Allergan Sales LLC
4.875% due 02/15/2021		419	433
Anheuser-Busch InBev Worldwide, Inc.
3.052% due 01/12/2024 ~(a)		2,200	2,215
Asciano Finance Ltd.
5.000% due 04/07/2018		2,100	2,101
BAT Capital Corp.
2.719% due 08/15/2022 ~		2,100	2,114
2.764% due 08/15/2022		1,300	1,258

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Braskem Finance Ltd.
5.750% due 04/15/2021		$600	$629
Campbell Soup Co.
2.775% due 03/15/2021 ~		400	400
3.300% due 03/15/2021		900	906
3.650% due 03/15/2023		4,000	4,011
Charter Communications Operating LLC
4.464% due 07/23/2022		1,900	1,943
4.908% due 07/23/2025		1,500	1,534
6.384% due 10/23/2035		200	224
6.484% due 10/23/2045		400	440
6.834% due 10/23/2055		100	116
CVS Health Corp.
3.125% due 03/09/2020		1,950	1,955
3.350% due 03/09/2021		750	755
3.500% due 07/20/2022		100	100
3.700% due 03/09/2023		3,700	3,715
Deutsche Telekom International Finance BV
2.225% due 01/17/2020		150	148
Enbridge, Inc.
2.825% (US0003M + 0.700%) due 06/15/2020 ~		1,000	1,004
General Motors Co.
2.593% (US0003M + 0.800%) due 08/07/2020 ~		300	300
QUALCOMM, Inc.
4.800% due 05/20/2045		700	730
Ras Laffan Liquefied Natural Gas Co. Ltd.
6.750% due 09/30/2019		1,000	1,049
Reckitt Benckiser Treasury Services PLC
2.375% due 06/24/2022		300	288
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		1,010	994
2.400% due 09/23/2021		1,170	1,130
Textron, Inc.
2.361% due 11/10/2020 ~		5,100	5,097
Zimmer Biomet Holdings, Inc.
2.000% due 04/01/2018		4,000	4,000

			41,077

UTILITIES 0.8%
AT&T, Inc.
2.372% (US0003M + 0.650%) due 01/15/2020 ~		2,600	2,610
2.672% (US0003M + 0.950%) due 07/15/2021 ~		5,300	5,359
Majapahit Holding BV
7.750% due 01/20/2020		1,800	1,935
NextEra Energy Capital Holdings, Inc.
2.372% due 09/03/2019 ~		7,200	7,200
Petrobras Global Finance BV
5.999% due 01/27/2028		1,517	1,504
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020		98	100
Verizon Communications, Inc.
2.875% due 01/15/2038	EUR	900	1,109
3.375% due 10/27/2036	GBP	900	1,260

			21,077

Total Corporate Bonds & Notes (Cost $125,968)			127,565

MUNICIPAL BONDS & NOTES 0.5%

CALIFORNIA 0.3%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050		$500	750
7.043% due 04/01/2050		1,100	1,646
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
7.148% due 03/01/2043		2,900	4,196

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	$100	$110
7.021% due 08/01/2040	100	110

		6,812

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	800	888
7.750% due 01/01/2042	1,200	1,308

		2,196

NEBRASKA 0.0%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	100	129

TENNESSEE 0.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Convention Center Authority Revenue Bonds, (BABs), Series 2010
6.731% due 07/01/2043	100	137

TEXAS 0.0%
Texas Public Finance Authority Revenue Notes, Series 2014
8.250% due 07/01/2024	1,135	1,167

WASHINGTON 0.1%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040	2,400	3,040

Total Municipal Bonds & Notes (Cost $10,462)		13,481

U.S. GOVERNMENT AGENCIES 12.0%
Fannie Mae
2.222% (LIBOR01M + 0.350%) due 07/25/2037 ~	42	42
2.252% (LIBOR01M + 0.380%) due 07/25/2037 ~	75	75
2.272% (LIBOR01M + 0.400%) due 09/25/2035 ~	164	165
2.310% due 08/01/2022	400	391
2.372% (LIBOR01M + 0.500%) due 09/25/2041 ~	7,881	7,982
2.592% (LIBOR01M + 0.720%) due 06/25/2037 ~	500	505
2.602% (LIBOR01M + 0.730%) due 06/25/2040 ~	586	595
2.870% due 09/01/2027	4,100	3,993
3.000% due 08/01/2021 - 10/01/2021	4,213	4,246
3.445% due 03/01/2022	9,291	9,455
3.500% due 03/01/2027	48	49
4.000% due 12/01/2018 - 09/01/2026	3,332	3,430
4.500% due 02/01/2019 - 06/01/2030	1,404	1,473
5.000% due 07/01/2023 - 08/01/2043	15,199	16,396
5.500% due 09/01/2025 - 09/01/2041	14,088	15,431
6.000% due 12/01/2018 - 05/01/2041	12,650	14,210
Fannie Mae, TBA
3.500% due 04/01/2048 - 06/01/2048	209,000	209,103
FDIC Structured Sale Guaranteed Notes
2.073% (LIBOR01M + 0.500%) due 11/29/2037 ~	1,135	1,133

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	61

Schedule of Investments PIMCO RAE Fundamental PLUS EMG Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Freddie Mac
2.327% (LIBOR01M + 0.550%) due 07/15/2041 ~	$384	$389
2.477% (LIBOR01M + 0.700%) due 08/15/2037 ~	416	423
2.487% (LIBOR01M + 0.710%) due 10/15/2037 ~	68	69
2.497% (LIBOR01M + 0.720%) due 05/15/2037 - 09/15/2037 ~	481	488
3.500% due 06/15/2036	19	19
5.000% due 07/01/2023 - 09/01/2040	6,307	6,787
5.500% due 03/01/2037 - 04/01/2038	324	353
Ginnie Mae
2.014% due 08/20/2047 ~	3,715	3,714
3.500% due 02/15/2045	228	230
5.000% due 08/15/2033 - 04/15/2042	8,037	8,620
Small Business Administration
6.220% due 12/01/2028	20	22

Total U.S. Government Agencies (Cost $308,248)		309,788

U.S. TREASURY OBLIGATIONS 35.2%
U.S. Treasury Bonds
3.000% due 02/15/2048	33,100	33,222
4.250% due 05/15/2039	14,400	17,498
4.375% due 11/15/2039	9,400	11,623
4.375% due 05/15/2040	21,400	26,490
4.500% due 08/15/2039	5,100	6,406
4.625% due 02/15/2040	8,100	10,350
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2021	10,040	9,954
0.125% due 01/15/2022	53,004	52,429
0.125% due 04/15/2022	45,864	45,208
0.125% due 07/15/2022	31,366	31,043
0.125% due 01/15/2023 (k)	28,135	27,658
0.125% due 07/15/2024	102,823	100,413
0.375% due 07/15/2023	27,054	26,957
0.375% due 01/15/2027	23,323	22,717
0.375% due 07/15/2027	6,688	6,520
0.625% due 01/15/2026	3,234	3,232
1.000% due 02/15/2048	25,933	26,560
1.750% due 01/15/2028	30,052	33,023
2.375% due 01/15/2027	2,089	2,392
2.500% due 01/15/2029	4,849	5,740
3.625% due 04/15/2028	766	982
U.S. Treasury Notes
0.750% due 10/31/2018 (m)	100	99
1.375% due 09/30/2020 (k)	51,000	49,782
1.375% due 10/31/2020 (k)(m)	27,900	27,208
1.500% due 08/15/2026 (m)	6,100	5,533
1.750% due 12/31/2020 (k)	84,200	82,800
1.875% due 08/31/2022	44,800	43,568
2.000% due 11/30/2020 (k)(m)	14,900	14,757
2.000% due 07/31/2022 (k)	30,200	29,551
2.000% due 08/15/2025 (m)	8,300	7,906
2.000% due 11/15/2026	32,100	30,259
2.125% due 08/31/2020	42,300	42,076
2.125% due 08/15/2021 (m)	300	297
2.125% due 05/15/2025	35,900	34,559
2.250% due 11/15/2025 (m)	1,100	1,064
2.375% due 08/15/2024 (m)	22,650	22,259
2.375% due 05/15/2027	4,100	3,976
2.750% due 02/15/2024 (m)	11,110	11,178

Total U.S. Treasury Obligations (Cost $922,295)		907,289

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.1%
American Home Mortgage Assets Trust
6.250% due 11/25/2046	1,288	1,137
Banc of America Funding Trust
2.052% (US0001M + 0.230%) due 02/20/2047 ~	5,618	5,481
3.751% due 02/20/2035 ~	131	131

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Banc of America Mortgage Trust
3.778% due 06/25/2035 ~		$110	$105
BCAP LLC Trust
3.564% due 12/26/2037 ~		42	42
3.840% due 02/26/2035 ~		820	808
3.974% due 12/26/2035 ~		3,240	3,218
Bear Stearns ALT-A Trust
2.192% (US0001M + 0.320%) due 08/25/2036 ~		3,331	3,373
Chase Mortgage Finance Trust
3.373% due 12/25/2035 ^~		903	892
Citigroup Mortgage Loan Trust
1.942% (LIBOR01M + 0.070%) due 01/25/2037 ~		440	373
3.710% (H15T1Y + 2.400%) due 03/25/2036 ^~		608	584
4.280% (H15T1Y + 2.400%) due 10/25/2035 ^~		312	314
Citigroup Mortgage Loan Trust, Inc.
3.889% due 03/25/2034 ~		524	528
Countrywide Alternative Loan Trust
2.042% (US0001M + 0.170%) due 05/25/2047 ~		1,083	983
2.072% (US0001M + 0.200%) due 05/25/2036 ~		601	513
Countrywide Asset-Backed Certificates
2.592% (US0001M + 0.720%) due 11/25/2035 ~		12,000	11,838
Countrywide Home Loan Mortgage Pass-Through Trust
3.537% (US0012M + 1.750%) due 02/20/2036 ^~		19	17
6.000% due 07/25/2036		2,770	2,435
6.500% due 12/25/2037		2,589	2,135
Credit Suisse First Boston Mortgage Securities Corp.
3.228% due 02/25/2034 ~		223	222
Credit Suisse Mortgage Capital Certificates
2.061% (LIBOR01M + 0.500%) due 11/30/2037 ~		5,800	5,105
Deutsche ALT-A Securities, Inc.
2.032% (US0001M + 0.160%) due 01/25/2047 ~		1,768	1,716
Downey Savings & Loan Association Mortgage Loan Trust
2.628% (US0001M + 0.820%) due 09/19/2044 ~		295	295
Eddystone Finance PLC
1.049% (BP0003M + 0.525%) due 04/19/2021 ~	GBP	1,321	1,854
First Horizon Mortgage Pass-Through Trust
3.343% due 10/25/2035 ^~		$1,292	1,241
GSR Mortgage Loan Trust
3.731% due 09/25/2035 ~		252	260
HarborView Mortgage Loan Trust
2.162% (US0001M + 0.340%) due 06/20/2035 ~		961	945
2.308% (US0001M + 0.500%) due 01/19/2036 ~		4,276	3,378
HomeBanc Mortgage Trust
2.182% (US0001M + 0.310%) due 03/25/2035 ~		2,085	1,875
Impac CMB Trust
2.512% (US0001M + 0.640%) due 03/25/2035 ~		1,316	1,287
IndyMac Mortgage Loan Trust
2.132% (US0001M + 0.260%) due 06/25/2035 ~		311	296
JPMorgan Mortgage Trust
3.631% due 07/25/2035 ~		529	532
3.647% due 08/25/2035 ^~		383	374
3.688% due 07/25/2035 ~		8,644	8,881
5.750% due 01/25/2036 ^		18	16
Lehman Mortgage Trust
2.522% (US0001M + 0.650%) due 11/25/2036 ~		2,450	1,811

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Luminent Mortgage Trust
3.713% due 04/25/2036 ~	$24,694	$24,452
Merrill Lynch Mortgage Investors Trust
2.122% (US0001M + 0.250%) due 11/25/2035 ~	964	911
3.736% due 09/25/2035 ^~	357	345
Morgan Stanley Mortgage Loan Trust
2.132% (US0001M + 0.260%) due 04/25/2035 ~	2,654	2,637
3.562% due 07/25/2035 ~	922	856
6.315% due 06/25/2036	5,027	2,399
Prime Mortgage Trust
6.000% due 06/25/2036 ^	1,296	1,287
Provident Funding Mortgage Loan Trust
3.701% due 10/25/2035 ~	2,151	2,159
Residential Accredit Loans, Inc. Trust
2.052% (US0001M + 0.180%) due 09/25/2036 ~	3,548	3,331
2.372% (US0001M + 0.500%) due 03/25/2035 ~	1,388	1,116
2.372% (US0001M + 0.500%) due 08/25/2035 ^~	4,248	3,379
2.783% (12MTA + 1.500%) due 08/25/2035 ~	114	109
4.348% due 12/25/2035 ~	4,070	3,726
4.608% due 09/25/2035 ^~	842	739
Structured Adjustable Rate Mortgage Loan Trust
3.022% (US0001M + 1.150%) due 12/25/2037 ^~	4,622	4,553
Structured Asset Mortgage Investments Trust
2.332% (US0001M + 0.460%) due 05/25/2045 ~	11	10
Wachovia Mortgage Loan Trust LLC
3.683% due 10/20/2035 ^~	822	827
WaMu Mortgage Pass-Through Certificates Trust
2.162% (US0001M + 0.290%) due 12/25/2045 ~	952	943
2.277% (COF 11 + 1.500%) due 11/25/2046 ~	3,767	3,585
2.713% due 01/25/2037 ^~	573	540
3.071% due 12/25/2036 ^~	307	300
3.156% due 06/25/2037 ^~	3,185	3,064
3.357% due 02/25/2037 ^~	1,888	1,856
Washington Mutual Mortgage Pass-Through Certificates Trust
4.383% due 09/25/2036	3,992	2,041
Wells Fargo Mortgage-Backed Securities Trust
3.865% due 03/25/2035 ~	581	587

Total Non-Agency Mortgage-Backed Securities (Cost $119,228)		130,747

ASSET-BACKED SECURITIES 8.9%
ACE Securities Corp. Home Equity Loan Trust
2.282% (US0001M + 0.410%) due 12/25/2035 ~	18,011	16,473
Allegro CLO Ltd.
2.987% (US0003M + 1.220%) due 01/30/2026 ~	2,100	2,100
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.147% (US0001M + 1.275%) due 05/25/2033 ~	1,176	1,177
Apidos CLO
2.865% (US0003M + 1.120%) due 07/22/2026 ~	1,600	1,601
Argent Securities Trust
2.022% (US0001M + 0.150%) due 07/25/2036 ~	4,000	3,371
Asset-Backed Securities Corp. Home Equity Loan Trust
2.832% (US0001M + 0.960%) due 07/25/2035 ~	2,400	2,401
Bear Stearns Asset-Backed Securities Trust
2.032% (US0001M + 0.160%) due 08/25/2036 ~	1,544	1,792
2.552% (US0001M + 0.680%) due 10/25/2035 ~	9,631	9,405

62	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CIT Mortgage Loan Trust
3.222% (LIBOR01M + 1.350%) due 10/25/2037 ~	$3,033	$3,055
Citigroup Mortgage Loan Trust
6.750% due 05/25/2036	2,173	1,687
Citigroup Mortgage Loan Trust, Inc.
2.112% (US0001M + 0.240%) due 10/25/2036 ~	653	655
2.152% (US0001M + 0.280%) due 08/25/2036 ~	13,000	11,654
Countrywide Asset-Backed Certificates
2.072% (US0001M + 0.200%) due 08/25/2036 ~	8,364	8,320
2.162% (US0001M + 0.290%) due 08/25/2036 ~	180	177
Countrywide Asset-Backed Certificates Trust
2.512% (US0001M + 0.640%) due 02/25/2036 ~	14,000	13,777
2.672% (US0001M + 0.800%) due 08/25/2047 ~	3,032	3,009
Fremont Home Loan Trust
2.007% (US0001M + 0.135%) due 10/25/2036 ~	3,103	2,786
GSAA Home Equity Trust
2.072% (US0001M + 0.200%) due 03/25/2037 ~	9,085	4,767
GSAA Trust
5.995% due 03/25/2046 ^~	9,832	6,799
GSAMP Trust
2.102% (US0001M + 0.230%) due 01/25/2037 ~	3,800	3,229
Halcyon Loan Advisors Funding Ltd.
2.845% (US0003M + 1.100%) due 10/22/2025 ~	1,300	1,301
HSI Asset Securitization Corp. Trust
2.262% (US0001M + 0.390%) due 12/25/2035 ~	21,531	20,251
JPMorgan Mortgage Acquisition Trust
2.112% (US0001M + 0.240%) due 05/25/2036 ~	5,392	5,379
Long Beach Mortgage Loan Trust
2.032% (US0001M + 0.160%) due 12/25/2036 ~	2,799	2,083
Mastr Asset Backed Securities Trust
1.972% (US0001M + 0.100%) due 08/25/2036 ~	13,810	7,339
Morgan Stanley ABS Capital, Inc. Trust
2.052% (US0001M + 0.180%) due 03/25/2037 ~	5,529	2,918
2.192% (US0001M + 0.320%) due 11/25/2035 ~	527	529
Morgan Stanley Mortgage Loan Trust
5.963% due 01/25/2047	568	337
Mountain Hawk CLO Ltd.
2.934% (US0003M + 1.200%) due 04/18/2025 ~	2,200	2,202
Navient Private Education Loan Trust
2.177% due 12/16/2058 ~	1,358	1,360
New Century Home Equity Loan Trust
2.652% (US0001M + 0.780%) due 03/25/2035 ~	1,346	1,258
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
2.282% (US0001M + 0.410%) due 02/25/2036 ~	2,522	2,534
OHA Credit Partners Ltd.
2.755% (US0003M + 1.010%) due 10/20/2025 ~	952	953
OHA Loan Funding Ltd.
3.094% (US0003M + 1.350%) due 01/23/2027 ~	1,600	1,608
Option One Mortgage Loan Trust
2.012% (US0001M + 0.140%) due 01/25/2037 ~	3,101	2,056

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.012% (US0001M + 0.140%) due 03/25/2037 ~		$3,726	$3,306
2.092% (US0001M + 0.220%) due 04/25/2037 ~		2,286	1,824
2.092% (US0001M + 0.220%) due 05/25/2037 ~		2,993	2,180
2.652% (US0001M + 0.780%) due 02/25/2035 ~		7,656	7,181
Park Place Securities, Inc.
2.322% (US0001M + 0.450%) due 09/25/2035 ~		86	87
RAAC Trust
2.212% (US0001M + 0.340%) due 02/25/2036 ~		3,200	3,187
Renaissance Home Equity Loan Trust
5.586% due 11/25/2036		6,459	3,760
Residential Asset Mortgage Products Trust
3.747% (US0001M + 1.875%) due 10/25/2034 ~		8,773	8,009
Residential Asset Securities Corp. Trust
2.252% (US0001M + 0.380%) due 02/25/2036 ~		7,372	7,396
2.562% (US0001M + 0.690%) due 11/25/2035 ~		900	889
Securitized Asset-Backed Receivables LLC Trust
2.112% (US0001M + 0.240%) due 07/25/2036 ~		1,803	1,047
SLM Private Education Loan Trust
5.027% (US0001M + 3.250%) due 05/16/2044 ~		597	612
SLM Student Loan Trust
0.000% (EUR003M + 0.260%) due 12/15/2023 ~	EUR	922	1,134
Soundview Home Loan Trust
2.002% (US0001M + 0.130%) due 12/25/2036 ~		$693	693
2.042% (US0001M + 0.170%) due 08/25/2037 ~		4,370	3,919
3.172% (US0001M + 1.300%) due 10/25/2037 ~		5,900	4,957
Specialty Underwriting & Residential Finance Trust
2.022% (US0001M + 0.150%) due 09/25/2037 ~		2,733	1,713
Structured Asset Investment Loan Trust
2.802% (US0001M + 0.930%) due 06/25/2035 ~		13,234	12,147
TICP CLO Ltd.
2.550% due 07/20/2027 ~		3,900	3,905
Vibrant CLO Ltd.
2.641% (US0003M + 0.900%) due 07/24/2024 ~		1,264	1,265
VOLT LLC
3.125% due 09/25/2047		3,658	3,647
3.250% due 06/25/2047		2,118	2,115
3.500% due 03/25/2047		1,931	1,932
Washington Mutual Asset-Backed Certificates Trust
1.932% (US0001M + 0.060%) due 11/25/2036 ~		4,157	1,926

Total Asset-Backed Securities (Cost $206,053)			229,174

SOVEREIGN ISSUES 1.7%
Argentina Government International Bond
2.500% due 12/31/2038		9,850	6,565
5.875% due 01/11/2028		4,100	3,864
27.250% due 06/21/2020 ~	ARS	69,840	3,693
Brazil Government International Bond
5.625% due 02/21/2047		$4,000	3,888
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2035 (e)	BRL	15,021	5,036
6.000% due 05/15/2055 (e)		11,342	3,896
Export-Import Bank of Korea
4.000% due 01/29/2021		$8,100	8,271

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Israel Government International Bond
4.125% due 01/17/2048		$1,000	$964
Qatar Government International Bond
5.250% due 01/20/2020		7,600	7,888

Total Sovereign Issues (Cost $44,928)			44,065

		SHARES
PREFERRED SECURITIES 0.3%

BANKING & FINANCE 0.3%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (f)(h)		1,000	1,175
Sovereign Real Estate Investment Trust
12.000% due 05/16/2020 (f)		4,800	5,976

Total Preferred Securities (Cost $7,222)			7,151

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 13.1%

CERTIFICATES OF DEPOSIT 1.4%
Barclays Bank PLC
1.940% due 09/04/2018		$7,100	7,084
2.355% due 05/17/2018		11,700	11,707
Credit Suisse AG
2.507% due 09/28/2018		17,000	17,000

			35,791

COMMERCIAL PAPER 0.8%
Viacom, Inc.
2.988% due 06/15/2018		12,900	12,832
Walgreens Boots Alliance, Inc.
2.294% due 05/17/2018		7,900	7,875

			20,707

REPURCHASE AGREEMENTS (i) 0.0%
			563

SHORT-TERM NOTES 0.1%
Letras del Banco Central de la Republica Argentina
26.100% due 05/16/2018	ARS	3,000	145
26.200% due 05/16/2018		2,700	130
26.250% due 05/16/2018		4,460	216
26.400% due 04/18/2018		14,070	692
26.450% due 04/18/2018 - 05/16/2018		1,230	60
26.500% due 04/18/2018		1,700	84

			1,327

ARGENTINA TREASURY BILLS 0.1%
2.912% due 06/15/2018 - 11/16/2018 (b)(c)		3,500	3,456

GREECE TREASURY BILLS 0.2%
1.267% due 03/15/2019 (c)(d)	EUR	4,600	5,596

JAPAN TREASURY BILLS 10.5%
(0.226)% due 04/05/2018 - 06/11/2018 (b)(c)	JPY	28,826,300	270,972

Total Short-Term Instruments (Cost $338,312)			338,412

Total Investments in Securities (Cost $2,083,628)			2,108,561

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	63

Schedule of Investments PIMCO RAE Fundamental PLUS EMG Fund (Cont.)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 27.5%

SHORT-TERM INSTRUMENTS 27.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 27.5%
PIMCO Short Asset Portfolio	28,629,619	$286,353
PIMCO Short-Term Floating NAV Portfolio III	42,920,268	424,181

Total Short-Term Instruments (Cost $710,765)		710,534

Total Investments in Affiliates (Cost $710,765)		710,534

Total Investments 109.3% (Cost $2,794,393)		$2,819,095

Financial Derivative Instruments (j)(l) 1.4% (Cost or Premiums, net $9,685)		36,637

Other Assets and Liabilities, net (10.7)%		(275,975)

Net Assets 100.0%		$2,579,757

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.

(h)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Farm Credit Bank of Texas	10.000%	12/15/2020	09/30/2010	$ 1,030	$1,175	0.05%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(i)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	03/29/2018	04/02/2018	$ 563	U.S. Treasury Notes 1.125% due 09/30/2021	$(576)	$563	$563

Total Repurchase Agreements						$(576)	$563	$563

64	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

March 31, 2018

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Treasury Obligations (0.2)%
U.S. Treasury Notes	1.125%	09/30/2021	$5,100	$(4,862)	$(4,872)

Total Short Sales (0.2)%				$(4,862)	$(4,872)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$563	$0	$0	$0	$563	$(576)	$(13)

Master Securities Forward Transaction Agreement
NOM	0	0	0	(4,872)	(4,872)	0	(4,872)

Total Borrowings and Other Financing Transactions	$563	$0	$0	$(4,872)

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

The average amount of borrowings outstanding during the period ended March 31, 2018 was $(5,332) at a weighted average interest rate of 0.887%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(j) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar December Futures	12/2018	5,042	$	1,229,051	$(5,163)	$0	$(189)
90-Day Eurodollar March Futures	03/2019	4,754		1,157,718	(2,443)	0	(178)
90-Day Eurodollar September Futures	09/2020	1,305		317,082	98	16	0
Euro-Bobl June Futures	06/2018	268	EUR	43,281	292	40	0
Euro-Bund 10-Year Bond June Futures	06/2018	851		166,941	2,898	210	0
U.S. Treasury 5-Year Note June Futures	06/2018	109	$	12,476	73	12	0
U.S. Treasury 10-Year Note June Futures	06/2018	2,736		331,441	2,970	641	0
United Kingdom Long Gilt June Futures	06/2018	37	GBP	6,376	99	35	0

					$(1,176)	$954	$(367)

SHORT FUTURES CONTRACTS

	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
Description						Asset	Liability
90-Day Eurodollar December Futures	12/2019	5,042	$	(1,225,395)	$6,318	$63	$0
90-Day Eurodollar March Futures	03/2020	4,754		(1,155,281)	2,549	59	0
90-Day Eurodollar September Futures	09/2021	1,305		(316,985)	(264)	0	(49)
Australia Government 10-Year Bond June Futures	06/2018	363	AUD	(36,137)	(663)	29	(185)
Euro-OAT France Government 10-Year Bond June Futures	06/2018	293	EUR	(55,733)	(1,001)	0	(101)
U.S. Treasury 2-Year Note June Futures	06/2018	1,926	$	(409,486)	(14)	0	(60)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2018	443		(71,088)	(2,333)	0	(512)

					$4,592	$151	$(907)

Total Futures Contracts					$3,416	$1,105	$(1,274)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	65

Schedule of Investments PIMCO RAE Fundamental PLUS EMG Fund (Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
Reference Entity									Asset	Liability
Ford Motor Credit Co. LLC	5.000%	Quarterly	12/20/2022	1.141%	$400	$74	$(5)	$69	$0	$(2)
General Motors Co.	5.000	Quarterly	12/20/2021	0.680	1,200	191	(5)	186	0	0
General Motors Co.	5.000	Quarterly	06/20/2022	0.833	100	17	0	17	0	0

						$282	$(10)	$272	$0	$(2)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)

	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
Index/Tranches								Asset	Liability
CDX.IG-27 5-Year Index	(1.000)%	Quarterly	12/20/2021	$39,300	$(478)	$(298)	$(776)	$0	$(30)
CDX.IG-28 5-Year Index	(1.000)	Quarterly	06/20/2022	50,900	(806)	(146)	(952)	0	(41)

					$(1,284)	$(444)	$(1,728)	$0	$(71)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
Index/Tranches								Asset	Liability
CDX.HY-30 05-Year Index	5.000%	Quarterly	06/20/2023	$6,000	$360	$12	$372	$27	$0
CDX.HY-29 5-Year Index	5.000	Quarterly	12/20/2022	4,500	372	(73)	299	18	0

					$732	$(61)	$671	$45	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive	1-Year BRL-CDI	9.715%	Maturity	01/04/2021	BRL 21,160	$29	$(328)	$(299)	$0	$(8)
Receive	1-Year BRL-CDI	9.730	Maturity	01/04/2021	11,340	0	(162)	(162)	0	(5)
Receive	1-Year BRL-CDI	9.743	Maturity	01/04/2021	15,400	0	(221)	(221)	0	(6)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/16/2018	$ 30,700	(437)	438	1	4	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2019	110,900	1,122	165	1,287	29	0
Receive(6)	3-Month USD-LIBOR	3.000	Semi-Annual	11/25/2020	28,700	(166)	118	(48)	0	(8)
Pay(6)	3-Month USD-LIBOR	2.900	Semi-Annual	03/05/2021	666,500	109	337	446	143	0
Receive(6)	3-Month USD-LIBOR	2.930	Semi-Annual	03/05/2022	666,500	(22)	(640)	(662)	0	(104)
Receive(6)	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023	8,200	312	(34)	278	0	(5)
Pay(6)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023	116,100	(150)	(512)	(662)	77	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2024	5,000	243	97	340	0	(5)
Receive(6)	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025	182,400	10,037	(1,185)	8,852	0	(237)
Receive	3-Month USD-LIBOR	2.300	Semi-Annual	12/03/2025	19,500	(1,437)	1,947	510	0	(31)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026	1,600	(87)	140	53	0	(3)
Receive(6)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026	82,000	(70)	378	308	0	(65)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026	119,810	253	8,770	9,023	0	(185)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027	14,600	874	632	1,506	0	(23)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027	2,100	(48)	90	42	0	(4)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027	115,000	(1,822)	3,771	1,949	0	(225)
Receive(6)	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028	28,200	1,600	(260)	1,340	0	(61)
Receive(6)	3-Month USD-LIBOR	2.985	Semi-Annual	06/05/2029	27,400	0	(249)	(249)	0	(75)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/16/2045	33,650	(5,456)	6,058	602	0	(194)
Receive	3-Month USD-LIBOR	2.540	Semi-Annual	03/23/2048	1,800	0	125	125	0	(10)
Receive(6)	3-Month USD-LIBOR	2.455	Semi-Annual	04/17/2048	3,100	0	271	271	0	(18)
Receive(6)	3-Month USD-LIBOR	2.285	Semi-Annual	05/25/2048	11,800	289	1,169	1,458	0	(69)
Receive(6)	3-Month USD-LIBOR	2.465	Semi-Annual	05/25/2048	4,900	0	420	420	0	(29)
Receive(6)	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048	67,100	7,416	(2,150)	5,266	0	(394)
Receive(6)	3-Month USD-LIBOR	3.005	Semi-Annual	04/23/2049	10,400	0	(251)	(251)	0	(66)
Receive(6)	3-Month USD-LIBOR	3.007	Semi-Annual	05/30/2049	14,700	0	(357)	(357)	0	(93)
Pay(6)	6-Month EUR-EURIBOR	1.514	Annual	01/04/2028	EUR 84,900	32	(249)	(217)	44	0
Pay(6)	6-Month EUR-EURIBOR	1.750	Annual	01/04/2028	40,100	(32)	487	455	22	0
Receive(6)	6-Month EUR-EURIBOR	2.099	Annual	01/04/2033	218,100	(90)	(663)	(753)	181	0
Receive(6)	6-Month EUR-EURIBOR	2.150	Annual	01/04/2033	105,500	32	(690)	(658)	86	0
Pay(6)	6-Month EUR-EURIBOR	2.036	Annual	02/03/2037	31,100	7	122	129	0	(62)
Pay(6)	6-Month EUR-EURIBOR	2.050	Annual	01/04/2038	209,000	60	894	954	0	(257)
Receive(6)	6-Month EUR-EURIBOR	1.500	Annual	06/20/2048	12,900	309	(312)	(3)	37	0

66	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

March 31, 2018

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Pay(6)	6-Month GBP-LIBOR	1.000%	Annual	09/19/2019	GBP 449,800	$978	$(1,683)	$(705)	$138	$0
Receive	6-Month GBP-LIBOR	1.650	Semi-Annual	01/22/2020	11,100	(420)	221	(199)	0	(6)
Receive(6)	6-Month GBP-LIBOR	1.000	Annual	09/18/2020	449,800	31	2,092	2,123	0	(361)
Receive	6-Month GBP-LIBOR	2.000	Semi-Annual	03/18/2022	32,200	(2,475)	1,201	(1,274)	0	(91)
Receive(6)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2028	12,400	285	(205)	80	0	(65)
Receive(6)	6-Month GBP-LIBOR	2.040	Semi-Annual	02/01/2037	4,600	1	(205)	(204)	0	(12)
Receive(6)	6-Month GBP-LIBOR	2.043	Semi-Annual	02/01/2037	19,600	0	(877)	(877)	0	(53)
Receive(6)	6-Month GBP-LIBOR	1.750	Semi-Annual	09/19/2048	4,700	(247)	(132)	(379)	0	(39)
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	09/20/2046	JPY 1,110,000	454	499	953	19	0
Pay	CPTFEMU	0.740	Maturity	01/15/2020	EUR 23,200	(216)	480	264	0	(2)
Pay	CPTFEMU	1.710	Maturity	03/15/2033	4,600	(6)	(38)	(44)	0	(4)
Receive	CPTFEMU	1.946	Maturity	03/15/2048	4,600	13	70	83	1	0

						$11,305	$19,589	$30,894	$781	$(2,875)

Total Swap Agreements						$11,035	$19,074	$30,109	$826	$(2,948)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$1,105	$826	$1,931	$0	$(1,274)	$(2,948)	$(4,222)

(k)	Securities with an aggregate market value of $33,352 and cash of $2,975 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(l)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	04/2018	ARS	200		$10	$0	$0
	04/2018	JPY	647,500		6,111	25	0
	05/2018	ARS	7,460		360	0	(3)
	05/2018		$2,492	EUR	2,013	0	(8)
	05/2018	ZAR	7,572		$627	0	(10)
BPS	04/2018	ARS	1,550		74	0	(2)
	04/2018	BRL	26,363		7,932	0	(54)
	04/2018		$3,151	ARS	64,657	59	0

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	67

Schedule of Investments PIMCO RAE Fundamental PLUS EMG Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2018		$8,093	BRL	26,363	$0	$(108)
	05/2018	BRL	26,363		$8,070	104	0
	05/2018	JPY	350,000		3,287	0	(10)
	05/2018		$11,898	TRY	46,549	0	(270)
	12/2018	JPY	1,400,000		$12,759	0	(650)
BRC	05/2018	ARS	900		43	0	(1)
CBK	04/2018		12,600		623	2	0
	04/2018	CHF	22,093		23,396	286	0
	04/2018	GBP	19,621		27,595	67	0
	05/2018		952		1,344	7	0
	05/2018	JPY	540,000		4,967	0	(119)
	05/2018		$2,357	EUR	1,899	0	(14)
	05/2018		13,481	MXN	253,353	376	0
	06/2018	KRW	13,729,032		$12,915	0	(35)
	12/2018	JPY	2,370,000		21,620	0	(1,079)
	12/2018		$34,161	JPY	3,770,000	1,946	0
	03/2019	EUR	4,600		$5,855	33	0
DUB	06/2018		$26,677	RUB	1,535,603	0	(85)
GLM	04/2018	AUD	407		$316	4	0
	05/2018	ARS	1,800		86	0	(1)
	05/2018	EUR	28,136		34,742	21	0
	05/2018	JPY	603,400		5,683	0	(4)
	05/2018		$1,061	EUR	857	0	(3)
	05/2018		11,878	MXN	223,260	333	0
	06/2018	KRW	13,705,398		$12,915	0	(13)
	06/2018		$25,659	CNH	163,016	239	0
HUS	04/2018	ARS	200		$10	0	0
	04/2018	CAD	9,203		7,292	149	0
	04/2018		$27,899	GBP	19,621	0	(370)
	05/2018	ARS	830		$40	0	(1)
	05/2018	GBP	19,621		27,933	370	0
	05/2018	RUB	16,843		290	0	(2)
	06/2018	JPY	1,450,000		13,771	83	0
	06/2018	KRW	37,815,011		34,983	0	(686)
	06/2018	SGD	1,218		924	0	(6)
	06/2018		$985	CNY	6,261	8	0
	01/2021	BRL	2,630		$405	0	(307)
JPM	04/2018	ARS	64,657		3,195	0	(15)
	04/2018	BRL	26,363		8,066	81	0
	04/2018	JPY	6,674,800		63,004	258	0
	04/2018		$7,932	BRL	26,363	54	0
	04/2018		4,125	CAD	5,300	0	(11)
	04/2018		23,380	CHF	22,093	0	(270)
	04/2018		23,956	JPY	2,554,000	48	0
	05/2018	AUD	436		$335	0	0
	05/2018	CHF	22,093		23,435	271	0
	05/2018	JPY	368,000		3,457	0	(11)
	05/2018		$3,157	ARS	64,657	7	0
	06/2018	KRW	760,756		$704	0	(14)
MSB	04/2018	ARS	1,620		78	0	(1)
	04/2018	JPY	3,672,153		34,498	0	(26)
	05/2018		1,630,000		14,977	0	(378)
	05/2018		$1,845	ARS	38,699	28	0
	05/2018		12,513	EUR	10,019	0	(149)
	06/2018	JPY	15,460,000		$146,533	587	0
SCX	06/2018	SGD	62,919		47,880	0	(194)
	06/2018		$475	INR	31,273	2	0
SSB	04/2018		3,401	CAD	4,400	14	0
UAG	04/2018		25,666	JPY	2,695,554	0	(331)
	05/2018	JPY	5,375,553		$50,854	362	(140)
	06/2018		$538	HKD	4,194	0	(2)

Total Forward Foreign Currency Contracts						$5,824	$(5,383)

68	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

March 31, 2018

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Cost	Market Value
BRC	Put - OTC EUR versus USD	$1.200	02/28/2019	EUR	33,400	$489	$389

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.750%	10/12/2018	GBP	13,500	$355	$195
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018	$	15,200	773	429
DUB	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.670	10/08/2018	GBP	9,600	254	169
FBF	Call - OTC 2-Year Interest Rate Swap(1)	3-Month USD-LIBOR	Pay	1.850	11/30/2018	$	516,400	745	205
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	01/31/2019		375,000	394	317
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		30,200	1,563	852
JPM	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.700	10/11/2018	GBP	14,800	395	244
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.650	11/15/2018	$	95,300	541	7
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.785	09/21/2018		122,000	673	31
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018		28,050	1,349	829
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.370	03/27/2020		61,000	2,452	2,254

								$9,494	$5,532

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
MYC	Put - OTC 1-Year Interest Rate Floor(1)	0.400%	3-Month USD-LIBOR	04/05/2018	$1,232,100	$801	$0

Total Purchased Options						$10,784	$5,921

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BRC	Call - OTC EUR versus USD		$1.325	02/28/2019	EUR	33,400	$(494)	$(500)
CBK	Put - OTC AUD versus USD		0.784	04/27/2018	AUD	33,300	(169)	(587)
	Call - OTC EUR versus TRY	TRY	5.900	11/14/2018	EUR	12,300	(394)	(201)
	Call - OTC USD versus TRY		4.900	11/14/2018		$14,500	(399)	(141)
GLM	Call - OTC AUD versus USD		$0.803	04/27/2018	AUD	33,300	(100)	(7)
	Put - OTC USD versus MXN	MXN	18.500	04/12/2018		$27,900	(249)	(521)
	Put - OTC USD versus ZAR	ZAR	12.250	06/20/2018		7,800	(120)	(312)
JPM	Call - OTC USD versus ZAR		12.250	06/20/2018		8,100	(276)	(129)
	Call - OTC USD versus ZAR		12.250	06/26/2018		13,600	(466)	(233)
UAG	Put - OTC USD versus ZAR		12.250	06/26/2018		13,000	(202)	(525)

							$(2,869)	$(3,156)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$2,100	$(19)	$0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	2,400	(31)	0
DUB	Floor - OTC CPURNSA	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	1,000	(7)	0

						$(57)	$0

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	69

Schedule of Investments PIMCO RAE Fundamental PLUS EMG Fund (Cont.)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$75,500	$(785)	$(984)
FBF	Call - OTC 5-Year Interest Rate Swap(1)	3-Month USD-LIBOR	Receive	2.190	11/30/2018	201,900	(711)	(282)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	150,800	(1,606)	(1,965)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.210	01/31/2019	75,000	(394)	(335)
MYC	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.400	03/27/2020	442,700	(2,453)	(2,358)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018	140,200	(1,484)	(1,752)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	11/15/2018	20,500	(541)	(29)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.230	09/21/2018	25,200	(685)	(87)

							$(8,659)	$(7,792)

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Put - OTC 1-Year Interest Rate Floor(1)	0.650%	3-Month USD-LIBOR	04/05/2018	$ 1,232,100	$(123)	$0

Total Written Options						$(11,708)	$(10,948)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
Counterparty									Asset	Liability
JPM	Reckitt Benckiser Treasury Services PLC	1.000%	Quarterly	06/20/2022	0.428%	EUR 700	$6	$15	$21	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
								Asset	Liability
BOA	CDX.HY-23 5-Year Index 25-35%	5.000%	Quarterly	12/20/2019	$ 2,000	$268	$(97)	$171	$0
BRC	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	3,376	(700)	436	0	(264)

						$(432)	$339	$171	$(264)

TOTAL RETURN SWAPS ON EQUITY INDICES

Counterparty	Pay/ Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	ERAEMLT Index	48,456	1-Month USD-LIBOR plus a specified spread	Monthly	05/23/2018	$150,590	$0	$(3,843)	$0	$(3,843)
DUB	Receive	ERAEMLT Index	20,679	1-Month USD-LIBOR plus a specified spread	Monthly	04/11/2018	64,265	0	(1,631)	0	(1,631)
JPM	Receive	ERAEMLT Index	343,714	1-Month USD-LIBOR plus a specified spread	Monthly	10/11/2018	1,023,411	0	18,150	18,150	0
MEI	Receive	ERAEMLT Index	83,868	1-Month USD-LIBOR plus a specified spread	Monthly	07/25/2018	260,642	0	(6,649)	0	(6,649)
	Receive	ERAEMLT Index	139,834	1-Month USD-LIBOR plus a specified spread	Monthly	08/22/2018	434,570	0	(11,087)	0	(11,087)
	Receive	ERAEMLT Index	137,855	1-Month USD-LIBOR plus a specified spread	Maturity	09/12/2018	377,128	0	40,730	40,730	0
	Receive	ERAEMLT Index	58,367	1-Month USD-LIBOR plus a specified spread	Maturity	11/28/2018	167,522	0	9,364	9,364	0
UAG	Receive	ERAEMLT Index	18,231	1-Month USD-LIBOR plus a specified spread	Monthly	07/11/2018	56,716	0	(1,448)	0	(1,448)

								$0	$43,586	$68,244	$(24,658)

Total Swap Agreements								$(426)	$43,940	$68,436	$(24,922)

70	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

March 31, 2018

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
BOA	$25	$0	$171	$196	$(21)	$0	$0	$(21)	$175	$0	$175
BPS	163	0	0	163	(1,094)	0	(3,843)	(4,937)	(4,774)	6,127	1,353
BRC	0	584	0	584	(1)	(500)	(264)	(765)	(181)	294	113
CBK	2,717	429	0	3,146	(1,247)	(1,913)	0	(3,160)	(14)	457	443
DUB	0	169	0	169	(85)	0	(1,631)	(1,716)	(1,547)	2,146	599
FBF	0	205	0	205	0	(282)	0	(282)	(77)	0	(77)
GLM	597	1,169	0	1,766	(21)	(3,140)	0	(3,161)	(1,395)	1,442	47
HUS	610	0	0	610	(1,372)	0	0	(1,372)	(762)	624	(138)
JPM	719	244	18,171	19,134	(321)	(362)	0	(683)	18,451	(11,807)	6,644
MEI	0	0	50,094	50,094	0	0	(17,736)	(17,736)	32,358	(23,920)	8,438
MSB	615	0	0	615	(554)	0	0	(554)	61	352	413
MYC	0	3,121	0	3,121	0	(4,226)	0	(4,226)	(1,105)	869	(236)
SCX	2	0	0	2	(194)	0	0	(194)	(192)	276	84
SSB	14	0	0	14	0	0	0	0	14	0	14
UAG	362	0	0	362	(473)	(525)	(1,448)	(2,446)	(2,084)	2,475	391

Total Over the Counter	$5,824	$5,921	$68,436	$80,181	$(5,383)	$(10,948)	$(24,922)	$(41,253)

(m)	Securities with an aggregate market value of $15,559 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2018.

(1)	The underlying instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	71

Schedule of Investments PIMCO RAE Fundamental PLUS EMG Fund (Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,105	$1,105
Swap Agreements	0	45	0	0	781	826

	$0	$45	$0	$0	$1,886	$1,931

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$5,824	$0	$5,824
Purchased Options	0	0	0	389	5,532	5,921
Swap Agreements	0	192	68,244	0	0	68,436

	$0	$192	$68,244	$6,213	$5,532	$80,181

	$0	$237	$68,244	$6,213	$7,418	$82,112

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,274	$1,274
Swap Agreements	0	73	0	0	2,875	2,948

	$0	$73	$0	$0	$4,149	$4,222

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$5,383	$0	$5,383
Written Options	0	0	0	3,156	7,792	10,948
Swap Agreements	0	264	24,658	0	0	24,922

	$0	$264	$24,658	$8,539	$7,792	$41,253

	$0	$337	$24,658	$8,539	$11,941	$45,475

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(370)	$0	$0	$(370)
Written Options	0	0	549	0	1,979	2,528
Futures	0	0	2,613	0	(1,511)	1,102
Swap Agreements	0	12	0	0	6,526	6,538

	$0	$12	$2,792	$0	$6,994	$9,798

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(32,967)	$0	$(32,967)
Purchased Options	0	0	0	1,197	(6,229)	(5,032)
Written Options	0	1	0	2,784	1,280	4,065
Swap Agreements	0	555	384,873	2	1,157	386,587

	$0	$556	$384,873	$(28,984)	$(3,792)	$352,653

	$0	$568	$387,665	$(28,984)	$3,202	$362,451

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$197	$0	$0	$197
Written Options	0	0	(152)	0	(59)	(211)
Futures	0	0	(393)	0	2,539	2,146
Swap Agreements	0	(618)	0	0	818	200

	$0	$(618)	$(348)	$0	$3,298	$2,332

72	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

March 31, 2018

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$13,619	$0	$13,619
Purchased Options	0	0	0	(1,071)	(1,368)	(2,439)
Written Options	0	0	0	(769)	1,544	775
Swap Agreements	0	(232)	(122,194)	0	(1,258)	(123,684)

	$0	$(232)	$(122,194)	$11,779	$(1,082)	$(111,729)

	$0	$(850)	$(122,542)	$11,779	$2,216	$(109,397)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$889	$0	$889
Corporate Bonds & Notes
Banking & Finance	0	65,411	0	65,411
Industrials	0	41,077	0	41,077
Utilities	0	21,077	0	21,077
Municipal Bonds & Notes
California	0	6,812	0	6,812
Illinois	0	2,196	0	2,196
Nebraska	0	129	0	129
Tennessee	0	137	0	137
Texas	0	1,167	0	1,167
Washington	0	3,040	0	3,040
U.S. Government Agencies	0	309,788	0	309,788
U.S. Treasury Obligations	0	907,289	0	907,289
Non-Agency Mortgage-Backed Securities	0	130,747	0	130,747
Asset-Backed Securities	0	229,174	0	229,174
Sovereign Issues	0	44,065	0	44,065
Preferred Securities
Banking & Finance	0	7,151	0	7,151
Short-Term Instruments
Certificates of Deposit	17,000	18,791	0	35,791
Commercial Paper	0	20,707	0	20,707
Repurchase Agreements	0	563	0	563
Short-Term Notes	0	1,327	0	1,327
Argentina Treasury Bills	0	3,456	0	3,456
Greece Treasury Bills	0	5,596	0	5,596
Japan Treasury Bills	0	270,972	0	270,972

	$17,000	$2,091,561	$0	$2,108,561

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$710,534	$0	$0	$710,534

Total Investments	$727,534	$2,091,561	$0	$2,819,095

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(4,872)	$0	$(4,872)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,105	826	0	1,931
Over the counter	0	80,181	0	80,181

	$1,105	$81,007	$0	$82,112

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,274)	(2,948)	0	(4,222)
Over the counter	0	(41,253)	0	(41,253)

	$(1,274)	$(44,201)	$0	$(45,475)

Total Financial Derivative Instruments	$(169)	$36,806	$0	$36,637

Totals	$727,365	$2,123,495	$0	$2,850,860

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	73

Schedule of Investments PIMCO RAE Fundamental PLUS International Fund

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 128.4%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
Charter Communications Operating LLC
3.880% (LIBOR03M + 2.000%) due 04/30/2025 ~		$491	$494
Klockner-Pentaplast of America, Inc.
6.127% (LIBOR03M + 4.250%) due 06/30/2022 ~		1,791	1,730

Total Loan Participations and Assignments (Cost $2,266)			2,224

CORPORATE BONDS & NOTES 13.4%

BANKING & FINANCE 9.8%
American Honda Finance Corp.
2.137% due 11/05/2021 ~		1,800	1,802
American International Group, Inc.
4.125% due 02/15/2024		2,100	2,133
Aviation Loan Trust
4.235% (US0003M + 2.110%) due 12/15/2022 ~		4,124	4,096
Bank of America Corp.
3.178% (US0003M + 0.870%) due 04/01/2019 ~		4,900	4,931
Barclays PLC
3.200% due 08/10/2021		3,200	3,163
Blackstone CQP Holdco LP
6.500% due 03/20/2021		1,400	1,414
Deutsche Bank AG
3.186% due 02/27/2023 ~		2,200	2,191
4.250% due 10/14/2021		4,800	4,878
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		565	581
Ford Motor Credit Co. LLC
3.157% due 08/04/2020		2,100	2,090
General Motors Financial Co., Inc.
2.400% due 04/10/2018		2,600	2,600
2.967% (US0003M + 1.270%) due 10/04/2019 ~		1,100	1,112
3.250% due 05/15/2018		2,500	2,501
Goldman Sachs Group, Inc.
3.009% (US0003M + 1.170%) due 11/15/2021 ~		1,000	1,013
HBOS PLC
6.750% due 05/21/2018		400	402
Hospitality Properties Trust
5.000% due 08/15/2022		800	832
HSBC Holdings PLC
3.196% (US0003M + 1.500%) due 01/05/2022 ~		600	618
3.400% due 03/08/2021		700	703
4.300% due 03/08/2026		500	513
4.875% due 01/14/2022		900	946
6.500% due 03/23/2028 •(i)(j)		600	613
International Lease Finance Corp.
7.125% due 09/01/2018		500	508
Lloyds Banking Group PLC
7.000% due 06/27/2019 •(i)(j)	GBP	2,200	3,239
Morgan Stanley
5.500% due 01/26/2020		$500	522
Navient Corp.
5.500% due 01/15/2019		1,200	1,216
Nissan Motor Acceptance Corp.
2.372% (US0003M + 0.650%) due 07/13/2022 ~		700	701
2.650% due 07/13/2022		400	391
3.057% (US0003M + 1.010%) due 03/08/2019 ~		1,100	1,108
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 •(i)(j)		100	104
SL Green Realty Corp.
5.000% due 08/15/2018		3,500	3,515

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Stichting AK Rabobank Certificaten
6.500% due (i)	EUR	350	$528
UBS AG
7.625% due 08/17/2022 (j)		$1,200	1,350
UBS Group Funding Switzerland AG
2.789% due 08/15/2023 ~		200	201
2.950% due 09/24/2020		200	199
4.125% due 09/24/2025		200	201
Weyerhaeuser Co.
7.375% due 10/01/2019		2,850	3,033

			55,948

INDUSTRIALS 1.9%
AbbVie, Inc.
3.600% due 05/14/2025		200	197
Allergan Sales LLC
5.000% due 12/15/2021		500	522
BAT Capital Corp.
2.764% due 08/15/2022		800	774
Boston Scientific Corp.
6.000% due 01/15/2020		1,700	1,784
Charter Communications Operating LLC
4.464% due 07/23/2022		300	307
4.908% due 07/23/2025		800	818
6.384% due 10/23/2035		200	224
6.484% due 10/23/2045		300	330
6.834% due 10/23/2055		100	116
CVS Health Corp.
3.500% due 07/20/2022		100	100
Kinder Morgan Energy Partners LP
5.000% due 10/01/2021		200	209
Kraft Heinz Foods Co.
3.500% due 07/15/2022		100	100
3.950% due 07/15/2025		100	100
5.200% due 07/15/2045		100	102
OGX Austria GmbH
8.500% due 06/01/2018 ^(c)		3,900	0
QUALCOMM, Inc.
4.800% due 05/20/2045		200	208
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		380	374
2.400% due 09/23/2021		570	551
U.S. Airways Pass-Through Trust
5.900% due 04/01/2026		1,308	1,416
Viacom, Inc.
4.250% due 09/01/2023		2,400	2,438

			10,670

UTILITIES 1.7%
AT&T, Inc.
2.372% (US0003M + 0.650%) due 01/15/2020 ~		1,500	1,506
2.672% (US0003M + 0.950%) due 07/15/2021 ~		3,800	3,842
4.500% due 05/15/2035		100	98
FirstEnergy Corp.
4.850% due 07/15/2047		800	843
NextEra Energy Capital Holdings, Inc.
2.372% due 09/03/2019 ~		2,000	2,000
Petrobras Global Finance BV
5.299% due 01/27/2025		106	105
Verizon Communications, Inc.
2.875% due 01/15/2038	EUR	700	862
3.375% due 10/27/2036	GBP	500	700

			9,956

Total Corporate Bonds & Notes (Cost $79,013)			76,574

MUNICIPAL BONDS & NOTES 0.8%

COLORADO 0.1%
Denver, Colorado City & County School District No. 1, Certificates of Participation Bonds, Series 2011
7.017% due 12/15/2037		$500	682

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ILLINOIS 0.2%
Chicago, Illinois General Obligation Bonds, Series 2015
7.750% due 01/01/2042	$200	$218
Chicago, Illinois Waterworks Revenue Bonds, Series 2010
6.642% due 11/01/2029	500	598

		816

NEW YORK 0.0%
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, (BABs), Series 2010
5.550% due 11/15/2040	150	188

OHIO 0.5%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.834% due 02/15/2041	1,800	2,771
Ohio State University Revenue Bonds, Series 2011
4.800% due 06/01/2111	300	329

		3,100

Total Municipal Bonds & Notes (Cost $4,246)		4,786

U.S. GOVERNMENT AGENCIES 10.9%
Fannie Mae
0.000% due 08/25/2039 (b)(f)	1,168	1,071
2.202% (LIBOR01M + 0.330%) due 04/25/2037 ~	14	14
2.222% (LIBOR01M + 0.350%) due 07/25/2037 ~	21	21
2.392% (LIBOR01M + 0.520%) due 10/25/2040 ~	69	69
4.179% (- 1.0*LIBOR01M + 6.050%) due 03/25/2037 ~(a)	588	70
4.229% (- 1.0*LIBOR01M + 6.100%) due 04/25/2037 ~(a)	1,633	220
4.279% (- 1.0*LIBOR01M + 6.150%) due 11/25/2039 ~(a)	292	41
4.509% (- 1.0*LIBOR01M + 6.380%) due 03/25/2037 ~(a)	753	105
4.529% (- 1.0*LIBOR01M + 6.400%) due 05/25/2037 ~(a)	1,901	274
4.919% (- 1.0*LIBOR01M + 6.790%) due 04/25/2037 ~(a)	3,425	572
5.000% due 08/01/2033	66	72
5.329% (- 1.0*LIBOR01M + 7.200%) due 02/25/2037 ~(a)	295	45
5.500% due 03/01/2028	15	16
5.779% (- 1.0*LIBOR01M + 7.650%) due 07/25/2033 ~(a)	185	34
5.956% (- 2.55*LIBOR01M + 10.200%) due 11/25/2040 ~	4	4
8.164% (- 2.25*LIBOR01M + 12.375%) due 01/25/2041 ~	5,985	6,665
Fannie Mae, TBA
3.500% due 04/01/2048 - 05/01/2048	49,800	49,857
Freddie Mac
2.077% (LIBOR01M + 0.300%) due 05/15/2037 ~	21	21
4.793% (- 1.0*LIBOR01M + 6.570%) due 09/15/2036 ~(a)	555	77
5.000% due 04/15/2041	1,624	1,839
5.500% due 03/15/2034	318	350
7.307% (- 2.0*LIBOR01M + 10.860%) due 02/15/2040 ~	169	194
7.870% (- 3.0*LIBOR01M + 13.200%) due 02/15/2041 ~	3	3
9.557% (- 3.0*LIBOR01M + 14.550%) due 09/15/2041 ~	602	675

Total U.S. Government Agencies (Cost $63,866)		62,309

74	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 57.0%
U.S. Treasury Bonds
2.750% due 08/15/2047	$700	$668
3.000% due 02/15/2048	11,000	11,040
4.250% due 05/15/2039 (m)	2,900	3,524
4.375% due 11/15/2039 (m)	13,700	16,940
4.375% due 05/15/2040 (m)	4,200	5,199
4.500% due 08/15/2039	900	1,130
4.625% due 02/15/2040 (m)	1,500	1,917
U.S. Treasury Inflation Protected Securities (h)
0.125% due 04/15/2021	2,196	2,178
0.125% due 01/15/2022	4,709	4,658
0.125% due 04/15/2022	10,090	9,946
0.125% due 07/15/2022	6,898	6,827
0.250% due 01/15/2025	471	460
0.375% due 07/15/2023	4,367	4,351
0.375% due 01/15/2027	718	700
1.000% due 02/15/2048	6,031	6,177
1.750% due 01/15/2028	4,851	5,330
2.000% due 01/15/2026 (m)	13,862	15,299
2.375% due 01/15/2025 (m)	16,766	18,766
2.375% due 01/15/2027	6,391	7,318
U.S. Treasury Notes
1.375% due 09/30/2020 (q)	200	195
1.375% due 10/31/2020 (q)	100	98
1.500% due 08/15/2026 (m)(q)	6,900	6,259
1.625% due 05/15/2026 (m)(q)	9,700	8,918
1.750% due 12/31/2020 (q)	200	197
1.875% due 07/31/2022 (m)	25,700	25,006
1.875% due 08/31/2022 (m)(o)(q)	36,200	35,204
2.000% due 11/30/2020 (q)	100	99
2.000% due 12/31/2021 (m)(q)	34,500	33,887
2.000% due 07/31/2022 (m)(o)	46,600	45,599
2.000% due 11/30/2022 (m)	21,700	21,177
2.000% due 08/15/2025 (m)(o)(q)	6,150	5,858
2.000% due 11/15/2026 (o)(q)	6,000	5,656
2.125% due 08/31/2020 (q)	100	99
2.125% due 05/15/2025 (m)	10,500	10,108
2.250% due 08/15/2027 (m)	2,700	2,587
2.375% due 05/15/2027 (m)	2,100	2,036

Total U.S. Treasury Obligations (Cost $332,701)		325,411

NON-AGENCY MORTGAGE-BACKED SECURITIES 11.8%
Alliance Bancorp Trust
2.112% (US0001M + 0.240%) due 07/25/2037 ~	6,903	5,972
American Home Mortgage Assets Trust
2.203% (12MTA + 0.920%) due 11/25/2046 ~	12,109	6,826
American Home Mortgage Investment Trust
4.211% (US0006M + 2.000%) due 02/25/2045 ~	249	254
Banc of America Funding Trust
3.709% due 06/20/2037 ^~	161	152
6.000% due 08/25/2036 ^	107	105
Banc of America Mortgage Trust
3.692% due 01/25/2035 ~	66	64
3.826% due 06/25/2034 ~	80	80
3.862% due 02/25/2034 ~	60	60
3.927% due 05/25/2033 ~	150	153
Bear Stearns Adjustable Rate Mortgage Trust
3.544% due 02/25/2036 ^~	952	942
3.670% (H15T1Y + 2.250%) due 02/25/2036 ~	51	51
Bear Stearns ALT-A Trust
2.192% (US0001M + 0.320%) due 01/25/2047 ~	366	364
Chase Mortgage Finance Trust
3.520% due 01/25/2036 ~	76	75
ChaseFlex Trust
2.172% (US0001M + 0.300%) due 07/25/2037 ~	4,537	4,312
Chevy Chase Funding LLC Mortgage-Backed Certificates
2.102% (US0001M + 0.230%) due 05/25/2036 ~	1,074	1,063

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Citigroup Mortgage Loan Trust
3.630% (H15T1Y + 2.400%) due 10/25/2035 ~		$179	$181
4.280% (H15T1Y + 2.400%) due 10/25/2035 ^~		258	260
Citigroup Mortgage Loan Trust, Inc.
3.180% (H15T1Y + 2.150%) due 09/25/2035 ~		251	254
CitiMortgage Alternative Loan Trust
6.000% due 12/25/2036 ^		452	429
6.000% due 06/25/2037 ^		588	575
Claris Abs SRL
0.076% (EUR006M + 0.350%) due 10/31/2060 ~	EUR	1,793	2,206
Countrywide Alternative Loan Trust
2.032% (US0001M + 0.210%) due 09/20/2046 ~		$159	121
2.042% (US0001M + 0.170%) due 11/25/2036 ~		3,952	3,778
2.122% (US0001M + 0.300%) due 11/20/2035 ~		453	433
2.172% (US0001M + 0.300%) due 08/25/2035 ~		2,570	2,421
2.392% (US0001M + 0.520%) due 12/25/2035 ~		57	56
2.683% (12MTA + 1.400%) due 08/25/2035 ~		215	219
2.763% (12MTA + 1.480%) due 01/25/2036 ~		702	696
3.400% due 08/25/2018		72	54
6.000% (US0001M + 1.000%) due 08/25/2036 ^~		371	330
Countrywide Home Loan Mortgage Pass-Through Trust
2.472% (US0001M + 0.600%) due 05/25/2035 ~		379	354
2.532% (US0001M + 0.660%) due 02/25/2035 ~		41	38
3.478% due 10/20/2034 ~		125	114
5.750% due 05/25/2037 ^		40	36
Credit Suisse First Boston Mortgage Securities Corp.
3.525% due 09/25/2034 ~		178	179
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.750% due 08/25/2036 ^		164	154
Deutsche ALT-A Securities, Inc.
2.372% (US0001M + 0.500%) due 02/25/2035 ~		576	561
First Horizon Alternative Mortgage Securities Trust
3.149% due 12/25/2035 ~		319	291
GS Mortgage Securities Trust
5.162% due 12/10/2043 ~		1,585	1,670
GSR Mortgage Loan Trust
2.910% (H15T1Y + 1.750%) due 04/25/2032 ~		76	70
3.520% due 07/25/2035 ~		77	77
3.524% due 09/25/2035 ~		395	399
3.552% due 12/25/2034 ~		82	82
3.639% due 11/25/2035 ~		109	109
3.641% due 11/25/2035 ~		295	298
5.500% due 01/25/2037		276	290
HarborView Mortgage Loan Trust
3.283% (12MTA + 2.000%) due 10/19/2035 ~		2,629	2,159
Impac Secured Assets CMN Owner Trust
3.525% due 07/25/2035 ~		291	240
IndyMac Mortgage Loan Trust
2.062% (US0001M + 0.190%) due 09/25/2046 ~		509	473
JPMorgan Mortgage Trust
3.580% due 06/25/2035 ~		47	47
3.625% due 07/25/2035 ~		728	738
3.704% due 07/25/2035 ~		26	27
MASTR Adjustable Rate Mortgages Trust
3.469% due 11/21/2034 ~		108	111
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.637% (US0001M + 0.860%) due 08/15/2032 ~		302	292

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Merrill Lynch Alternative Note Asset Trust
1.982% (US0001M + 0.110%) due 03/25/2037 ~	$778	$356
Merrill Lynch Mortgage Investors Trust
3.711% (US0006M + 1.500%) due 02/25/2033 ~	206	203
3.817% due 05/25/2036 ~	649	627
5.250% due 08/25/2036	147	148
Morgan Stanley Capital Trust
4.661% due 06/15/2044	250	260
Morgan Stanley Mortgage Loan Trust
3.304% due 06/25/2036 ~	28	28
Morgan Stanley Re-REMIC Trust
5.250% due 05/26/2037 ~	339	298
MortgageIT Securities Corp. Mortgage Loan Trust
2.102% (US0001M + 0.230%) due 06/25/2047 ~	8,406	8,014
Sequoia Mortgage Trust
2.051% (US0006M + 0.500%) due 05/20/2034 ~	189	184
Structured Adjustable Rate Mortgage Loan Trust
3.374% due 01/25/2035 ~	487	479
Structured Asset Mortgage Investments Trust
2.082% (US0001M + 0.210%) due 04/25/2036 ~	358	330
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.372% (US0001M + 0.500%) due 12/25/2033 ~	3	3
Suntrust Adjustable Rate Mortgage Loan Trust
3.778% due 01/25/2037 ^~	720	684
Thornburg Mortgage Securities Trust
3.927% (LIBOR12M + 1.250%) due 06/25/2047 ^~	1,324	1,220
3.927% (LIBOR01M + 1.250%) due 06/25/2047 ~	275	247
WaMu Mortgage Pass-Through Certificates Trust
2.011% (12MTA + 0.810%) due 12/25/2046 ~	153	151
2.033% (12MTA + 0.750%) due 06/25/2047 ~	1,337	1,318
2.142% (US0001M + 0.270%) due 12/25/2045 ~	1,314	1,314
2.277% (COF 11 + 1.500%) due 08/25/2046 ~	325	317
3.253% due 06/25/2033 ~	322	326
3.279% due 08/25/2035 ~	280	282
Washington Mutual Mortgage Pass-Through Certificates Trust
2.113% (12MTA + 0.830%) due 11/25/2046 ~	10,573	9,127
Wells Fargo Mortgage-Backed Securities Trust
3.410% due 05/25/2036 ^~	67	68
3.834% due 02/25/2035 ~	242	246

Total Non-Agency Mortgage-Backed Securities (Cost $60,616)		67,525

ASSET-BACKED SECURITIES 25.6%
ACE Securities Corp. Home Equity Loan Trust
2.772% (US0001M + 0.900%) due 12/25/2034 ~	2,085	1,997
Argent Securities Trust
2.022% (US0001M + 0.150%) due 07/25/2036 ~	3,324	2,801
Bayview Opportunity Master Fund Trust
3.475% due 04/28/2032 ~	936	937
Bear Stearns Asset-Backed Securities Trust
2.042% (US0001M + 0.170%) due 03/25/2037 ~	6,163	7,594
Carrington Mortgage Loan Trust
2.112% (US0001M + 0.240%) due 06/25/2036 ~	3,000	2,762
Centex Home Equity Loan Trust
2.517% (US0001M + 0.645%) due 03/25/2034 ~	1,232	1,219

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	75

Schedule of Investments PIMCO RAE Fundamental PLUS International Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Chase Funding Trust
2.512% (US0001M + 0.640%) due 08/25/2032 ~	$64	$63
CIT Education Loan Trust
1.897% (US0003M + 0.120%) due 03/15/2026 ~	169	169
Citigroup Mortgage Loan Trust
2.172% (US0001M + 0.300%) due 10/25/2036 ~	724	528
Citigroup Mortgage Loan Trust, Inc.
2.772% (US0001M + 0.900%) due 09/25/2035 ^~	2,000	1,773
Countrywide Asset-Backed Certificates
2.012% (US0001M + 0.140%) due 06/25/2047 ~	3,747	3,534
2.062% (US0001M + 0.190%) due 07/25/2036 ~	2,487	2,480
2.092% (US0001M + 0.220%) due 09/25/2037 ^~	1,851	1,554
2.142% (US0001M + 0.270%) due 03/25/2036 ~	1,813	1,675
2.162% (US0001M + 0.290%) due 06/25/2036 ~	478	474
2.312% (US0001M + 0.440%) due 04/25/2036 ~	4,100	4,093
2.907% (US0001M + 1.035%) due 12/25/2035 ~	2,600	2,272
Countrywide Asset-Backed Certificates Trust
2.012% (US0001M + 0.140%) due 03/25/2037 ~	1,335	1,287
2.032% (US0001M + 0.160%) due 03/25/2037 ~	197	195
2.222% (US0001M + 0.350%) due 05/25/2036 ~	44	44
2.502% (US0001M + 0.630%) due 08/25/2035 ~	2,779	2,779
3.447% (US0001M + 1.575%) due 03/25/2035 ~	5,500	5,525
3.822% (US0001M + 1.950%) due 08/25/2035 ~	4,460	4,441
EMC Mortgage Loan Trust
3.172% (LIBOR01M + 1.300%) due 02/25/2041 ~	32	31
GSAA Home Equity Trust
1.972% (US0001M + 0.100%) due 03/25/2047 ~	1,122	616
3.194% due 03/25/2036 ~	986	477
GSAMP Trust
2.102% (US0001M + 0.230%) due 01/25/2037 ~	2,900	2,464
Home Equity Loan Trust
2.212% (US0001M + 0.340%) due 04/25/2037 ~	5,500	4,308
Lehman XS Trust
2.032% (US0001M + 0.160%) due 05/25/2036 ~	5,464	5,480
MASTR Asset-Backed Securities Trust
4.572% (US0001M + 2.700%) due 07/25/2034 ~	1,000	986
Morgan Stanley ABS Capital, Inc. Trust
1.962% (US0001M + 0.090%) due 01/25/2037 ~	893	541
1.982% (US0001M + 0.110%) due 03/25/2037 ~	3,449	1,807
2.002% (US0001M + 0.130%) due 02/25/2037 ~	4,133	2,205
2.087% (US0001M + 0.215%) due 03/25/2037 ~	11,793	6,198
2.787% (US0001M + 0.915%) due 03/25/2035 ~	1,000	1,000
Morgan Stanley Dean Witter Capital, Inc. Trust
2.852% (US0001M + 0.980%) due 02/25/2033 ~	577	567
Navient Private Education Loan Trust
2.177% due 12/16/2058 ~	905	907

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
North Carolina State Education Assistance Authority
2.672% (US0001M + 0.800%) due 07/25/2039 ~		$1,883	$1,880
OHA Loan Funding Ltd.
3.094% (US0003M + 1.350%) due 01/23/2027 ~		400	402
Panhandle-Plains Higher Education Authority, Inc.
2.825% (US0003M + 1.130%) due 10/01/2035 ~		153	154
RAAC Trust
2.212% (US0001M + 0.340%) due 08/25/2036 ~		1,300	1,254
Renaissance Home Equity Loan Trust
5.893% due 06/25/2037 ^		12,935	6,408
Residential Asset Mortgage Products Trust
2.172% (US0001M + 0.300%) due 03/25/2036 ~		2,381	2,340
2.212% (US0001M + 0.340%) due 03/25/2036 ~		8,000	7,511
2.392% (US0001M + 0.520%) due 07/25/2035 ~		5,350	5,232
Residential Asset Securities Corp. Trust
2.122% (US0001M + 0.250%) due 11/25/2036 ~		5,482	4,280
Securitized Asset-Backed Receivables LLC Trust
2.112% (US0001M + 0.240%) due 07/25/2036 ~		1,353	786
2.452% (US0001M + 0.580%) due 11/25/2035 ~		6,253	6,220
2.832% (US0001M + 0.960%) due 01/25/2036 ^~		2,092	1,601
SLM Student Loan Trust
0.000% (EUR003M + 0.270%) due 06/17/2024 ~	EUR	250	308
Soundview Home Loan Trust
2.112% (US0001M + 0.240%) due 07/25/2036 ~		$2,000	1,771
Specialty Underwriting & Residential Finance Trust
2.022% (US0001M + 0.150%) due 06/25/2037 ~		255	169
2.172% (US0001M + 0.300%) due 12/25/2036 ~		8,655	8,084
Structured Asset Investment Loan Trust
2.592% (US0001M + 0.720%) due 10/25/2035 ~		3,061	3,072
5.022% (US0001M + 3.150%) due 08/25/2033 ~		540	515
Structured Asset Securities Corp. Mortgage Loan Trust
1.962% (US0001M + 0.090%) due 06/25/2037 ~		64	64
2.082% (US0001M + 0.210%) due 02/25/2037 ~		4,711	4,550
Vibrant CLO Ltd.
2.641% (US0003M + 0.900%) due 07/24/2024 ~		1,011	1,012
VOLT LLC
3.125% due 09/25/2047		2,684	2,676
3.250% due 06/25/2047		1,807	1,804
3.375% due 04/25/2047		1,845	1,846
3.375% due 05/28/2047		1,589	1,590
Wells Fargo Home Equity Asset-Backed Securities Trust
2.372% (US0001M + 0.500%) due 12/25/2035 ~		1,900	1,806
2.817% (US0001M + 0.945%) due 03/25/2035 ~		1,100	1,113

Total Asset-Backed Securities (Cost $133,568)			146,231

SOVEREIGN ISSUES 2.9%
Argentina Government International Bond
2.500% due 12/31/2038		2,300	1,533
5.875% due 01/11/2028		2,200	2,073
24.949% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	3,101	158
27.250% due 06/21/2020 ~		50,581	2,675

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	2,800	$3,472
4.900% due 09/15/2021		600	812
Brazil Government International Bond
5.625% due 02/21/2047		$1,100	1,069
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2035 (h)	BRL	7,051	2,364
6.000% due 05/15/2055 (h)		5,518	1,895
Israel Government International Bond
4.125% due 01/17/2048		$500	482

Total Sovereign Issues (Cost $17,632)			16,533

		SHARES
COMMON STOCKS 0.2%

ENERGY 0.2%
Dommo Energia S.A. «(d)(k)		3,400,261	1,030
Dommo Energia S.A. SP - ADR «		613	24

			1,054

UTILITIES 0.0%
Eneva S.A. (d)(k)		2,348	9

Total Common Stocks (Cost $99)			1,063

PREFERRED SECURITIES 0.5%

BANKING & FINANCE 0.5%
SL Green Realty Corp.
6.500% due 05/01/2018 (i)		121,300	3,078

Total Preferred Securities (Cost $3,016)			3,078

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 4.9%

CERTIFICATES OF DEPOSIT 2.2%
Barclays Bank PLC
1.940% due 09/04/2018		$3,000	2,993
2.355% due 05/17/2018		7,600	7,605
Credit Suisse AG
2.507% due 09/28/2018		1,700	1,700

			12,298

REPURCHASE AGREEMENTS (l) 0.1%
			566

SHORT-TERM NOTES 0.1%
Letras del Banco Central de la Republica Argentina
26.100% due 05/16/2018	ARS	1,100	53
26.200% due 05/16/2018		600	29
26.250% due 05/16/2018		1,360	66
26.400% due 04/18/2018		4,810	237
26.450% due 05/16/2018		310	15
26.500% due 04/18/2018		500	24

			424

ARGENTINA TREASURY BILLS 0.3%
2.913% due 06/15/2018 - 11/16/2018 (e)(f)		2,000	1,975

GREECE TREASURY BILLS 0.2%
1.267% due 03/15/2019 (f)(g)	EUR	1,100	1,338

76	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

March 31, 2018

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JAPAN TREASURY BILLS 2.0%
(0.355)% due 04/09/2018 - 05/21/2018 (e)(f)	JPY	1,190,000	$11,184

Total Short-Term Instruments (Cost $27,830)			27,785

Total Investments in Securities (Cost $724,853)			733,519

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 20.0%

SHORT-TERM INSTRUMENTS 20.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 20.0%
PIMCO Short Asset Portfolio	5,568,012	$55,691
PIMCO Short-Term Floating NAV Portfolio III	5,946,687	58,771

Total Short-Term Instruments (Cost $114,443)		114,462

Total Investments in Affiliates (Cost $114,443)		114,462

Total Investments 148.4% (Cost $839,296)		$847,981

Financial Derivative Instruments (n)(p) 2.5%
(Cost or Premiums, net $4,369)		14,098

Other Assets and Liabilities, net (50.9)%		(290,778)

Net Assets 100.0%		$571,301

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	Interest only security.
(b)	Principal only security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Coupon represents a yield to maturity.
(h)	Principal amount of security is adjusted for inflation.
(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)	Contingent convertible security.

(k)  RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Dommo Energia S.A.	12/21/2017 - 12/26/2017	$89	$1,030	0.18%
Eneva S.A.	12/21/2017	10	9	0.00

		$99	$1,039	0.18%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(l)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	03/29/2018	04/02/2018	$566	U.S. Treasury Notes 2.250% due 01/31/2024	$(579)	$566	$566

Total Repurchase Agreements						$(579)	$566	$566

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	77

Schedule of Investments PIMCO RAE Fundamental PLUS International Fund (Cont.)

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOM	1.810%	03/08/2018	04/09/2018	$(85,339)	$(85,446)
BOS	1.610	02/07/2018	04/09/2018	(3,430)	(3,438)
JPS	1.620	01/25/2018	04/25/2018	(2,063)	(2,070)
RBC	1.720	02/15/2018	05/17/2018	(25,160)	(25,160)
SCX	1.740	02/22/2018	05/22/2018	(10,067)	(10,086)

Total Reverse Repurchase Agreements					$(126,200)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
UBS	1.630%	02/08/2018	04/09/2018	$(99,809)	$(99,777)

Total Sale-Buyback Transactions					$(99,777)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Treasury Obligations (0.3)%
U.S. Treasury Notes	1.125%	09/30/2021	$2,000	$(1,906)	$(1,910)

Total Short Sales (0.3)%				$(1,906)	$(1,910)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(3)	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BOM	$0	$(85,446)	$0	$0	$(85,446)	$85,220	$(226)
BOS	0	(3,438)	0	0	(3,438)	3,425	(13)
FICC	566	0	0	0	566	(579)	(13)
JPS	0	(2,070)	0	0	(2,070)	2,036	(34)
RBC	0	(25,160)	0	0	(25,160)	25,035	(125)
SCX	0	(10,086)	0	0	(10,086)	10,108	22

Master Securities Forward Transaction Agreement
NOM	0	0	0	(1,910)	(1,910)	0	(1,910)
UBS	0	0	(99,777)	0	(99,777)	99,463	(314)

Total Borrowings and Other Financing Transactions	$566	$(126,200)	$(99,777)	$(1,910)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(90,954)	$(35,246)	$0	$(126,200)

Total	$0	$(90,954)	$(35,246)	$0	$(126,200)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(99,777)	0	0	(99,777)

Total	$0	$(99,777)	$0	$0	$(99,777)

Total Borrowings	$0	$(190,731)	$(35,246)	$0	$(225,977)

Payable for reverse repurchase agreements and sale-buyback financing transactions					$(225,977)

78	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

March 31, 2018

(m)	Securities with an aggregate market value of $226,234 have been pledged as collateral under the terms of the above master agreements as of March 31, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2018 was $(32,722) at a weighted average interest rate of 1.607%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Payable for sale-buyback transactions includes $(32) of deferred price drop.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(n)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount		Cost	Market Value
Call - CBOT U.S. Treasury 2-Year Note June 2018 Futures	$107.750	05/25/2018	7	$	14	$0	$0
Call - CBOT U.S. Treasury 2-Year Note June 2018 Futures	108.000	05/25/2018	48		96	0	0
Call - CBOT U.S. Treasury 2-Year Note June 2018 Futures	108.500	05/25/2018	42		84	0	0
Call - CBOT U.S. Treasury 5-Year Note June 2018 Futures	121.500	05/25/2018	9		9	0	0
Call - CBOT U.S. Treasury 5-Year Note June 2018 Futures	122.000	05/25/2018	59		59	1	1
Call - CBOT U.S. Treasury 5-Year Note June 2018 Futures	122.500	05/25/2018	33		33	0	0
Call - CBOT U.S. Treasury 5-Year Note June 2018 Futures	123.000	05/25/2018	179		179	2	0
Call - CBOT U.S. Treasury 5-Year Note June 2018 Futures	123.500	05/25/2018	285		285	2	0
Call - CBOT U.S. Treasury 10-Year Note June 2018 Futures	132.000	05/25/2018	12		12	0	0
Call - CBOT U.S. Treasury 10-Year Note June 2018 Futures	132.500	05/25/2018	76		76	1	0
Call - CBOT U.S. Treasury 10-Year Note June 2018 Futures	135.500	05/25/2018	448		448	4	1
Call - CBOT U.S. Treasury Ultra Long-Term Bond June 2018 Futures	215.000	05/25/2018	64		64	1	0

						$11	$2

Total Purchased Options						$11	$2

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar December Futures	12/2018	1,535	$	374,175	$(1,191)	$0	$(57)
90-Day Eurodollar March Futures	03/2019	1,140		277,619	(586)	0	(43)
90-Day Eurodollar September Futures	09/2020	307		74,593	22	4	0
Euro-Bobl June Futures	06/2018	126	EUR	20,349	137	18	0
Euro-Bund 10-Year Bond June Futures	06/2018	219		42,961	774	54	0

					$(844)	$76	$(100)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar December Futures	12/2019	1,535	$	(373,063)	$1,487	$19	$0
90-Day Eurodollar March Futures	03/2020	1,140		(277,034)	611	14	0
90-Day Eurodollar September Futures	09/2021	307		(74,570)	(68)	0	(11)
Australia Government 10-Year Bond June Futures	06/2018	223	AUD	(22,200)	(407)	18	(114)
Euro-OAT France Government 10-Year Bond June Futures	06/2018	128	EUR	(24,348)	(520)	0	(44)
U.S. Treasury 2-Year Note June Futures	06/2018	98	$	(20,836)	(3)	0	(3)
U.S. Treasury 5-Year Note June Futures	06/2018	783		(89,623)	(361)	0	(86)
U.S. Treasury 10-Year Note June Futures	06/2018	537		(65,053)	(535)	0	(126)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2018	65		(10,430)	(333)	0	(75)
United Kingdom Long Gilt June Futures	06/2018	71	GBP	(12,234)	(217)	0	(68)

					$(346)	$51	$(527)

Total Futures Contracts					$(1,190)	$127	$(627)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	79

Schedule of Investments PIMCO RAE Fundamental PLUS International Fund (Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
Sprint Communications, Inc.	5.000%	Quarterly	12/20/2019	1.192%	$2,500	$241	$(76)	$165	$0	$(5)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.IG-27 5-Year Index	(1.000)%	Quarterly	12/20/2021	$11,900	$(270)	$35	$(235)	$0	$(9)
CDX.IG-28 5-Year Index	(1.000)	Quarterly	06/20/2022	15,300	(327)	41	(286)	0	(12)

					$(597)	$76	$(521)	$0	$(21)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Year BRL-CDI	9.715%	Maturity	01/04/2021	BRL	16,650	$23	$(258)	$(235)	$0	$(7)
Receive	1-Year BRL-CDI	9.730	Maturity	01/04/2021		9,080	0	(129)	(129)	0	(4)
Receive	1-Year BRL-CDI	9.743	Maturity	01/04/2021		700	0	(10)	(10)	0	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/16/2018	$	25,200	(29)	30	1	4	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/16/2018		176,200	(206)	214	8	25	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2019		50,700	411	177	588	13	0
Receive(6)	3-Month USD-LIBOR	3.000	Semi-Annual	11/25/2020		14,200	(118)	94	(24)	0	(4)
Pay(6)	3-Month USD-LIBOR	2.900	Semi-Annual	03/05/2021		148,100	24	75	99	32	0
Receive(6)	3-Month USD-LIBOR	2.930	Semi-Annual	03/05/2022		148,100	(5)	(142)	(147)	0	(23)
Pay(6)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		52,700	81	(382)	(301)	35	0
Receive(6)	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025		41,400	2,296	(285)	2,011	0	(54)
Receive	3-Month USD-LIBOR	2.085	Semi-Annual	12/18/2025		1,500	17	47	64	0	(2)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		500	1	16	17	0	(1)
Receive(6)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026		1,900	(4)	11	7	0	(2)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		4,300	185	136	321	0	(7)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		2,500	179	79	258	0	(4)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		2,200	(29)	72	43	0	(4)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		43,800	(694)	1,436	742	0	(86)
Receive(6)	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		30,600	1,736	(282)	1,454	0	(66)
Receive(6)	3-Month USD-LIBOR	2.985	Semi-Annual	06/05/2029		13,300	0	(121)	(121)	0	(36)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/16/2045		11,900	(408)	621	213	0	(68)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/15/2046		1,400	26	71	97	0	(8)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/21/2046		2,200	160	108	268	0	(12)
Receive	3-Month USD-LIBOR	2.540	Semi-Annual	03/23/2048		1,300	0	90	90	0	(8)
Receive(6)	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		22,800	2,502	(713)	1,789	0	(134)
Receive(6)	3-Month USD-LIBOR	3.005	Semi-Annual	04/23/2049		1,500	0	(36)	(36)	0	(9)
Receive(6)	3-Month USD-LIBOR	3.007	Semi-Annual	05/30/2049		3,200	0	(78)	(78)	0	(20)
Pay(6)	6-Month EUR-EURIBOR	1.514	Annual	01/04/2028	EUR	41,000	17	(122)	(105)	21	0
Pay(6)	6-Month EUR-EURIBOR	1.750	Annual	01/04/2028		21,600	(17)	262	245	12	0
Receive(6)	6-Month EUR-EURIBOR	2.099	Annual	01/04/2033		105,300	(48)	(315)	(363)	87	0
Receive(6)	6-Month EUR-EURIBOR	2.150	Annual	01/04/2033		56,900	17	(372)	(355)	46	0
Pay(6)	6-Month EUR-EURIBOR	2.036	Annual	02/03/2037		17,300	(262)	334	72	0	(35)
Pay(6)	6-Month EUR-EURIBOR	2.050	Annual	01/04/2038		104,500	32	445	477	0	(128)
Receive(6)	6-Month EUR-EURIBOR	1.500	Annual	06/20/2048		4,500	114	(115)	(1)	13	0
Pay(6)	6-Month GBP-LIBOR	1.000	Annual	09/19/2019	GBP	165,300	359	(618)	(259)	51	0
Receive(6)	6-Month GBP-LIBOR	1.000	Annual	09/18/2020		164,900	11	767	778	0	(132)
Receive	6-Month GBP-LIBOR	2.000	Semi-Annual	03/18/2022		18,600	(1,027)	291	(736)	0	(53)
Pay(6)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2028		2,800	(56)	38	(18)	15	0
Receive(6)	6-Month GBP-LIBOR	2.040	Semi-Annual	02/01/2037		300	(3)	(10)	(13)	0	(1)
Receive(6)	6-Month GBP-LIBOR	2.043	Semi-Annual	02/01/2037		10,300	(118)	(343)	(461)	0	(28)
Receive(6)	6-Month GBP-LIBOR	1.750	Semi-Annual	09/19/2048		800	(39)	(26)	(65)	0	(7)
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	09/20/2046	JPY	700,000	730	(129)	601	12	0
Pay	CPTFEMU	1.710	Maturity	03/15/2033	EUR	1,300	(2)	(10)	(12)	0	(1)
Receive	CPTFEMU	1.946	Maturity	03/15/2048		1,300	4	20	24	0	0

							$5,860	$938	$6,798	$366	$(944)

Total Swap Agreements							$5,504	$938	$6,442	$366	$(970)

80	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

March 31, 2018

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$2	$127	$366	$495	$0	$(627)	$(970)	$(1,597)

(o)	Securities with an aggregate market value of $13,608 and cash of $1,261 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(p)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2018	AUD	1,076		$843	$17	$0
BOA	04/2018	RUB	79,183		1,387	6	0
	05/2018	ARS	1,360		65	0	(1)
BPS	04/2018		490		23	0	(1)
	04/2018	BRL	23,114		6,954	0	(47)
	04/2018		$7,095	BRL	23,114	0	(94)
	05/2018	BRL	13,655		$4,180	54	0
	05/2018	SEK	2,095		261	9	0
	06/2018		$273	TWD	7,877	0	0
	12/2018	JPY	670,000		$6,106	0	(311)
BRC	04/2018	ARS	3,200		158	0	0
	05/2018		200		10	0	0
CBK	04/2018		1,100		54	0	0
	04/2018	CHF	7,328		7,760	95	0
	04/2018	DKK	336		53	0	(2)
	04/2018	GBP	7,665		10,780	26	0
	04/2018		$2,417	ARS	49,722	51	0
	04/2018		1,287	CHF	1,209	0	(22)
	04/2018		332	EUR	269	0	(1)
	05/2018	ARS	1,100		$54	0	0
	05/2018	GBP	437		616	2	0
	05/2018	JPY	90,000		828	0	(19)
	06/2018	KRW	3,783,324		3,559	0	(10)
	07/2018	DKK	1,705		284	0	0
	12/2018	JPY	1,130,000		10,308	0	(514)
	12/2018		$16,310	JPY	1,800,000	929	0
	03/2019	EUR	1,100		$1,400	8	0

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	81

Schedule of Investments PIMCO RAE Fundamental PLUS International Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
GLM	04/2018	EUR	13,392		$16,560	$ 82	$ 0
	04/2018		$834	EUR	680	4	(1)
	04/2018		597	GBP	422	0	(5)
	05/2018	ARS	400		$19	0	0
	05/2018	JPY	140,000		1,318	0	(1)
	05/2018		$328	EUR	265	0	(1)
	05/2018		5,767	MXN	108,404	162	0
	06/2018	KRW	3,776,811		$3,559	0	(3)
	06/2018		$11,390	CNH	72,362	106	0
	06/2018		3,252	KRW	3,475,942	27	0
HUS	04/2018	AUD	934		$730	12	0
	04/2018		$1,278	CHF	1,203	0	(20)
	04/2018		2,139	EUR	1,723	0	(19)
	04/2018		10,277	GBP	7,243	7	(123)
	04/2018		413	JPY	43,781	0	(2)
	05/2018	ARS	310		$15	0	0
	05/2018	GBP	6,505		9,261	123	0
	05/2018	MXN	4,054		216	0	(6)
	05/2018	RUB	57,288		988	0	(6)
	05/2018	TRY	8,666		2,223	58	0
	05/2018		$791	ZAR	9,407	3	(3)
	06/2018	CNY	7,374		$1,157	0	(13)
	06/2018	KRW	14,186,100		13,124	0	(257)
	06/2018		$8,972	RUB	512,424	0	(98)
	06/2018		6,753	SGD	8,874	29	(2)
	01/2021	BRL	970		$150	0	(113)
JPM	04/2018	ARS	49,722		2,457	0	(12)
	04/2018	BRL	23,114		7,072	71	0
	04/2018	DKK	1,370		222	0	(5)
	04/2018	JPY	1,487,100		14,036	57	0
	04/2018	RUB	14,765		261	3	0
	04/2018		$6,954	BRL	23,114	47	0
	04/2018		3,621	EUR	2,907	0	(44)
	04/2018		7,787	JPY	830,200	15	0
	05/2018		2,428	ARS	49,722	6	0
	06/2018	CNY	1,911		$300	0	(3)
	06/2018		$2,664	KRW	2,852,663	27	0
MSB	04/2018	ARS	520		$25	0	0
	04/2018	JPY	1,050,399		9,870	0	(4)
	04/2018	RUB	93,947		1,646	11	0
	04/2018		$1,648	RUB	93,947	0	(10)
	05/2018	ARS	35,226		$1,680	0	(26)
RBC	06/2018		$370	KRW	397,507	5	0
SCX	06/2018	HKD	1,920		$246	1	0
	06/2018	RUB	32,570		568	4	0
	06/2018	SGD	24,029		18,285	0	(74)
SOG	05/2018		$316	ILS	1,069	0	(11)
	06/2018	CNY	3,067		$483	0	(4)
SSB	05/2018		$1,032	JPY	110,000	3	0
UAG	04/2018		9,677	EUR	7,813	0	(64)
	04/2018		5,842	JPY	613,518	0	(75)
	05/2018	EUR	7,813		$9,697	64	0
	05/2018	JPY	633,518		6,036	77	(5)
	05/2018		$3,952	TRY	15,481	0	(85)
	06/2018	CNY	16,991		$2,675	0	(21)

Total Forward Foreign Currency Contracts						$ 2,201	$ (2,138)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BRC	Put - OTC EUR versus USD	$	1.200	02/28/2019	EUR	9,200	$135	$107

82	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

March 31, 2018

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.750%	10/12/2018	GBP	5,100	$134	$74
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018	$	5,900	300	167
DUB	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.670	10/08/2018	GBP	3,600	95	63
FBF	Call - OTC 2-Year Interest Rate Swap(1)	3-Month USD-LIBOR	Pay	1.850	11/30/2018	$	307,400	444	122
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	01/31/2019		135,500	142	114
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		11,700	605	330
JPM	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.700	10/11/2018	GBP	5,500	147	91
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.650	11/15/2018	$	44,200	251	3
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.785	09/21/2018		87,000	480	22
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018		12,000	577	355
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.370	03/27/2020		13,500	543	499

								$3,718	$1,840

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Cost	Market Value
MYC	Put - OTC 1-Year Interest Rate Floor(1)	0.400%	3-Month USD-LIBOR	04/05/2018	$	948,700	$ 616	$0

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
JPM	Put - OTC Fannie Mae, TBA 3.500% due 05/01/2048	$69.000	05/07/2018	$ 17,100	$1	$0

Total Purchased Options					$4,470	$1,947

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BRC	Call - OTC EUR versus USD	$	1.325	02/28/2019	EUR	9,200	$(136)	$(138)
CBK	Put - OTC AUD versus USD		0.784	04/27/2018	AUD	12,900	(65)	(228)
	Call - OTC EUR versus TRY	TRY	5.900	11/14/2018	EUR	8,000	(256)	(131)
	Call - OTC USD versus TRY		4.900	11/14/2018	$	9,400	(259)	(91)
GLM	Call - OTC AUD versus USD	$	0.803	04/27/2018	AUD	12,900	(39)	(3)
	Put - OTC USD versus MXN	MXN	18.500	04/12/2018	$	6,500	(58)	(121)
	Put - OTC USD versus ZAR	ZAR	12.250	06/20/2018		4,600	(71)	(184)
JPM	Call - OTC USD versus ZAR		12.250	06/20/2018		4,800	(164)	(76)
	Call - OTC USD versus ZAR		12.250	06/26/2018		8,100	(278)	(138)
UAG	Put - OTC USD versus ZAR		12.250	06/26/2018		7,800	(121)	(315)

							$(1,447)	$(1,425)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$29,500	$(307)	$(384)
FBF	Call - OTC 5-Year Interest Rate Swap(1)	3-Month USD-LIBOR	Receive	2.190	11/30/2018	119,600	(421)	(167)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	58,700	(625)	(765)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.210	01/31/2019	27,100	(142)	(121)
MYC	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.400	03/27/2020	97,800	(542)	(521)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018	60,100	(636)	(751)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	11/15/2018	9,500	(251)	(14)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.230	09/21/2018	17,900	(486)	(62)

							$(3,410)	$(2,785)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	83

Schedule of Investments PIMCO RAE Fundamental PLUS International Fund (Cont.)

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Put - OTC 1-Year Interest Rate Floor(1)	0.650%	3-Month USD-LIBOR	04/05/2018	$948,700	$(95)	$0

Total Written Options						$(4,952)	$(4,210)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
JPM	Reckitt Benckiser Treasury Services PLC	1.000%	Quarterly	06/20/2022	0.428%	EUR	1,200	$10	$26	$36	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
								Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$3,241	$(672)	$418	$0	$(254)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)		Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
GLM	Pay	CPTFEMU	0.993%	Maturity	03/30/2020	EUR	9,800		$(2)	$23	$21	$0

TOTAL RETURN SWAPS ON EQUITY INDICES

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
FBF	Receive	ERADXULT Index	95,003	1-Month USD-LIBOR plus a specified spread	Maturity	09/12/2018	$169,871	$0	$8,343	$8,343	$0
MEI	Receive	ERADXULT Index	73,038	1-Month USD-LIBOR plus a specified spread	Monthly	01/15/2019	139,788	0	(2,741)	0	(2,741)
SOG	Receive	ERADXULT Index	136,250	1-Month USD-LIBOR plus a specified spread	Maturity	09/12/2018	243,597	0	11,995	11,995	0

								$0	$17,597	$20,338	$(2,741)

Total Swap Agreements								$(664)	$18,064	$20,395	$(2,995)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
AZD	$17	$0	$0	$17	$0	$0	$0	$0	$17	$0	$17
BOA	6	0	0	6	(1)	0	(254)	(255)	(249)	263	14
BPS	63	0	0	63	(453)	0	0	(453)	(390)	273	(117)
BRC	0	181	0	181	0	(138)	0	(138)	43	0	43
CBK	1,111	167	0	1,278	(568)	(834)	0	(1,402)	(124)	345	221
DUB	0	63	0	63	0	0	0	0	63	(98)	(35)
FBF	0	122	8,343	8,465	0	(167)	0	(167)	8,298	(7,630)	668
GLM	381	444	21	846	(11)	(1,194)	0	(1,205)	(359)	423	64
HUS	232	0	0	232	(662)	0	0	(662)	(430)	277	(153)
JPM	226	91	36	353	(64)	(214)	0	(278)	75	0	75
MEI	0	0	0	0	0	0	(2,741)	(2,741)	(2,741)	2,939	198
MSB	11	0	0	11	(40)	0	0	(40)	(29)	66	37
MYC	0	879	0	879	0	(1,348)	0	(1,348)	(469)	466	(3)
RBC	5	0	0	5	0	0	0	0	5	0	5
SCX	5	0	0	5	(74)	0	0	(74)	(69)	0	(69)
SOG	0	0	11,995	11,995	(15)	0	0	(15)	11,980	(11,930)	50
SSB	3	0	0	3	0	0	0	0	3	0	3
UAG	141	0	0	141	(250)	(315)	0	(565)	(424)	560	136

Total Over the Counter	$2,201	$1,947	$20,395	$24,543	$(2,138)	$(4,210)	$(2,995)	$(9,343)

84	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

March 31, 2018

(q)	Securities with an aggregate market value of $5,740 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2018.

(1)	The underlying instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$2	$2
Futures	0	0	0	0	127	127
Swap Agreements	0	0	0	0	366	366

	$0	$0	$0	$0	$495	$495

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,201	$0	$2,201
Purchased Options	0	0	0	107	1,840	1,947
Swap Agreements	0	36	20,338	0	21	20,395

	$0	$36	$20,338	$2,308	$1,861	$24,543

	$0	$36	$20,338	$2,308	$2,356	$25,038

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$627	$627
Swap Agreements	0	26	0	0	944	970

	$0	$26	$0	$0	$1,571	$1,597

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,138	$0	$2,138
Written Options	0	0	0	1,425	2,785	4,210
Swap Agreements	0	254	2,741	0	0	2,995

	$0	$254	$2,741	$3,563	$2,785	$9,343

	$0	$280	$2,741	$3,563	$4,356	$10,940

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	85

Schedule of Investments PIMCO RAE Fundamental PLUS International Fund (Cont.)

March 31, 2018

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(197)	$0	$0	$(197)
Written Options	0	0	292	0	1,346	1,638
Futures	0	0	0	0	705	705
Swap Agreements	0	(40)	0	0	10,182	10,142

	$0	$(40)	$95	$0	$12,233	$12,288

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(16,369)	$0	$(16,369)
Purchased Options	0	0	0	823	(2,417)	(1,594)
Written Options	0	1	0	1,890	785	2,676
Swap Agreements	87	182	231,346	0	496	232,111

	$87	$183	$231,346	$(13,656)	$(1,136)	$216,824

	$87	$143	$231,441	$(13,656)	$11,097	$229,112

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$104	$0	$(9)	$95
Written Options	0	0	(81)	0	(42)	(123)
Futures	0	0	0	0	(1,345)	(1,345)
Swap Agreements	0	(108)	0	0	(3,587)	(3,695)

	$0	$(108)	$23	$0	$(4,983)	$(5,068)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,279	$0	$4,279
Purchased Options	0	0	0	(702)	(1,237)	(1,939)
Written Options	0	0	0	(271)	899	628
Swap Agreements	0	131	(44,093)	0	(457)	(44,419)

	$0	$131	$(44,093)	$3,306	$(795)	$(41,451)

	$0	$23	$(44,070)	$3,306	$(5,778)	$(46,519)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$2,224	$0	$2,224
Corporate Bonds & Notes
Banking & Finance	0	55,948	0	55,948
Industrials	0	10,670	0	10,670
Utilities	0	9,956	0	9,956
Municipal Bonds & Notes
Colorado	0	682	0	682
Illinois	0	816	0	816
New York	0	188	0	188
Ohio	0	3,100	0	3,100
U.S. Government Agencies	0	62,309	0	62,309
U.S. Treasury Obligations	0	325,411	0	325,411
Non-Agency Mortgage-Backed Securities	0	67,525	0	67,525
Asset-Backed Securities	0	146,231	0	146,231
Sovereign Issues	0	16,533	0	16,533
Common Stocks
Energy	0	0	1,054	1,054
Utilities	9	0	0	9
Preferred Securities
Banking & Finance	0	3,078	0	3,078
Short-Term Instruments
Certificates of Deposit	1,700	10,598	0	12,298
Repurchase Agreements	0	566	0	566
Short-Term Notes	0	424	0	424
Argentina Treasury Bills	0	1,975	0	1,975
Greece Treasury Bills	0	1,338	0	1,338
Japan Treasury Bills	0	11,184	0	11,184

	$1,709	$730,756	$1,054	$733,519

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$114,462	$0	$0	$114,462

Total Investments	$116,171	$730,756	$1,054	$847,981

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(1,910)	$0	$(1,910)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	127	368	0	495
Over the counter	0	24,543	0	24,543

	$127	$24,911	$0	$25,038

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(627)	(970)	0	(1,597)
Over the counter	0	(9,343)	0	(9,343)

	$(627)	$(10,313)	$0	$(10,940)

Total Financial Derivative Instruments	$(500)	$14,598	$0	$14,098

Totals	$115,671	$743,444	$1,054	$860,169

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

86	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

Schedule of Investments PIMCO RAE Fundamental PLUS Small Fund

March 31, 2018

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 79.3%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.7%
Hilton Worldwide Finance LLC
3.872% (LIBOR03M + 2.000%) due 10/25/2023 ~		$587	$591
Klockner-Pentaplast of America, Inc.
6.127% (LIBOR03M + 4.250%) due 06/30/2022 ~		100	96

Total Loan Participations and Assignments (Cost $684)			687

CORPORATE BONDS & NOTES 8.9%

BANKING & FINANCE 5.0%
American Honda Finance Corp.
2.137% due 11/05/2021 ~		100	100
Aviation Loan Trust
4.235% (US0003M + 2.110%) due 12/15/2022 ~		555	552
Barclays Bank PLC
7.625% due 11/21/2022 (h)		300	330
Barclays PLC
3.200% due 08/10/2021		300	297
Blackstone CQP Holdco LP
6.500% due 03/20/2021		100	101
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		250	245
Deutsche Bank AG
3.186% due 02/27/2023 ~		300	299
4.250% due 10/14/2021		300	305
General Motors Financial Co., Inc.
2.967% (US0003M + 1.270%) due 10/04/2019 ~		300	303
Goldman Sachs Group, Inc.
3.009% (US0003M + 1.170%) due 11/15/2021 ~		100	101
HBOS PLC
6.750% due 05/21/2018		400	402
HSBC Holdings PLC
3.196% (US0003M + 1.500%) due 01/05/2022 ~		200	206
4.300% due 03/08/2026		200	205
6.250% due 03/23/2023 •(g)(h)		200	203
International Lease Finance Corp.
7.125% due 09/01/2018		500	508
Lloyds Bank PLC
12.000% due 12/16/2024 •(g)		100	126
Navient Corp.
5.500% due 01/15/2019		100	101
Nissan Motor Acceptance Corp.
2.372% (US0003M + 0.650%) due 07/13/2022 ~		100	100
2.650% due 07/13/2022		100	98
Stichting AK Rabobank Certificaten
6.500% (g)	EUR	30	45
UBS Group Funding Switzerland AG
2.789% due 08/15/2023 ~		$200	201

			4,828

INDUSTRIALS 2.7%
AbbVie, Inc.
3.600% due 05/14/2025		100	99
Anheuser-Busch InBev Finance, Inc.
3.650% due 02/01/2026		200	199
BAT Capital Corp.
2.719% due 08/15/2022 ~		100	101
2.764% due 08/15/2022		100	97
Campbell Soup Co.
3.650% due 03/15/2023		200	201
Charter Communications Operating LLC
4.464% due 07/23/2022		200	205

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.908% due 07/23/2025		$200	$205
6.484% due 10/23/2045		100	110
CNPC General Capital Ltd.
2.750% due 05/14/2019		200	200
CVS Health Corp.
3.125% due 03/09/2020		50	50
3.350% due 03/09/2021		50	50
3.700% due 03/09/2023		100	100
Enbridge, Inc.
2.825% (US0003M + 0.700%) due 06/15/2020 ~		100	100
Kinder Morgan Energy Partners LP
5.000% due 10/01/2021		200	209
OGX Austria GmbH
8.375% due 04/01/2022 ^(a)		1,000	0
8.500% due 06/01/2018 ^(a)		600	0
QUALCOMM, Inc.
4.800% due 05/20/2045		100	104
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		30	29
2.400% due 09/23/2021		50	48
Spectra Energy Partners LP
2.725% (US0003M + 0.700%) due 06/05/2020 ~		200	201
Textron, Inc.
2.361% due 11/10/2020 ~		300	300

			2,608

UTILITIES 1.2%
AT&T, Inc.
2.372% (US0003M + 0.650%) due 01/15/2020 ~		100	100
2.672% (US0003M + 0.950%) due 07/15/2021 ~		300	303
FirstEnergy Corp.
4.850% due 07/15/2047		100	106
NextEra Energy Capital Holdings, Inc.
2.372% due 09/03/2019 ~		300	300
Sempra Energy
2.575% due 03/15/2021 ~		200	201
Verizon Communications, Inc.
2.875% due 01/15/2038	EUR	100	123
4.812% due 03/15/2039		$21	22

			1,155

Total Corporate Bonds & Notes (Cost $9,848)			8,591

MUNICIPAL BONDS & NOTES 0.2%

ILLINOIS 0.2%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033		100	111
7.750% due 01/01/2042		100	109

Total Municipal Bonds & Notes (Cost $197)			220

U.S. GOVERNMENT AGENCIES 9.1%
Fannie Mae, TBA
3.500% due 05/01/2048		8,100	8,100
Freddie Mac
5.000% due 04/15/2041		400	453
5.500% due 03/15/2034		220	242

Total U.S. Government Agencies (Cost $8,738)			8,795

U.S. TREASURY OBLIGATIONS 34.5%
U.S. Treasury Bonds
3.000% due 02/15/2048		1,200	1,204
4.250% due 05/15/2039		400	486
4.375% due 11/15/2039		1,000	1,237
4.375% due 05/15/2040		800	990
4.500% due 08/15/2039		300	377
4.625% due 02/15/2040		300	383

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. Treasury Inflation Protected Securities (f)
0.125% due 04/15/2021	$418	$415
0.125% due 01/15/2022	767	758
0.125% due 04/15/2022	1,733	1,708
0.125% due 07/15/2022	1,186	1,174
0.375% due 01/15/2027	1,642	1,599
0.375% due 07/15/2027	507	494
1.000% due 02/15/2048	1,005	1,029
1.750% due 01/15/2028	473	520
2.375% due 01/15/2027	3,810	4,363
U.S. Treasury Notes
1.375% due 09/30/2020	3,600	3,514
1.375% due 10/31/2020 (m)	1,900	1,853
1.500% due 08/15/2026 (m)	800	726
1.750% due 12/31/2020	5,800	5,703
2.000% due 11/30/2020 (m)	1,050	1,040
2.000% due 11/15/2026 (m)	300	283
2.125% due 08/31/2020	3,000	2,984
2.250% due 08/15/2027	600	575

Total U.S. Treasury Obligations (Cost $34,021)		33,415

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.2%
Banc of America Mortgage Trust
3.692% due 01/25/2035 ~	69	67
3.862% due 02/25/2034 ~	45	45
Bear Stearns Adjustable Rate Mortgage Trust
3.670% (H15T1Y + 2.250%) due 02/25/2036 ~	51	51
Bear Stearns ALT-A Trust
2.212% (US0001M + 0.340%) due 12/25/2046 ^~	51	51
4.356% due 11/25/2035 ^~	761	720
Chase Mortgage Finance Trust
6.000% due 11/25/2036 ^	185	153
ChaseFlex Trust
2.172% (US0001M + 0.300%) due 07/25/2037 ~	499	474
Citigroup Mortgage Loan Trust
3.545% due 08/25/2035 ^~	104	81
3.630% (H15T1Y + 2.400%) due 10/25/2035 ~	29	29
Citigroup Mortgage Loan Trust, Inc.
3.545% due 08/25/2035 ~	31	31
Countrywide Alternative Loan Trust
2.042% (US0001M + 0.170%) due 11/25/2036 ~	813	777
2.052% (US0001M + 0.230%) due 05/20/2046 ^~	40	32
2.122% (US0001M + 0.300%) due 11/20/2035 ~	67	64
2.683% (12MTA + 1.400%) due 08/25/2035 ~	36	37
2.763% (12MTA + 1.480%) due 01/25/2036 ~	150	149
Countrywide Home Loan Mortgage Pass-Through Trust
2.532% (US0001M + 0.660%) due 02/25/2035 ~	41	38
3.412% due 08/25/2034 ~	77	75
3.478% due 10/20/2034 ~	244	223
Credit Suisse First Boston Mortgage Securities Corp.
5.000% due 07/25/2020	15	15
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.750% due 03/25/2037 ^	146	129
Deutsche ALT-A Securities, Inc.
2.372% (US0001M + 0.500%) due 02/25/2035 ~	496	482
Downey Savings & Loan Association Mortgage Loan Trust
1.998% (US0001M + 0.190%) due 10/19/2036 ~	183	154
First Horizon Asset Securities, Inc.
5.500% due 12/25/2035 ^	82	72
GSR Mortgage Loan Trust
3.639% due 11/25/2035 ~	80	80
3.641% due 11/25/2035 ~	49	50
5.500% due 01/25/2037	255	268

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	87

Schedule of Investments PIMCO RAE Fundamental PLUS Small Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JPMorgan Chase Commercial Mortgage Securities Re-REMIC Trust
3.227% (LIBOR01M + 1.450%) due 01/15/2033 ~	$22	$22
JPMorgan Mortgage Trust
3.625% due 07/25/2035 ~	365	366
Luminent Mortgage Trust
2.112% (US0001M + 0.240%) due 04/25/2036 ~	384	326
Morgan Stanley Mortgage Loan Trust
3.304% due 06/25/2036 ~	26	27
Morgan Stanley Re-REMIC Trust
2.507% (US0001M + 0.230%) due 02/26/2037 ~	265	231
5.250% due 05/26/2037 ~	255	224
Residential Accredit Loans, Inc. Trust
6.000% due 08/25/2036 ^	184	169
Structured Adjustable Rate Mortgage Loan Trust
2.172% (US0001M + 0.300%) due 08/25/2036 ^~	474	391
Structured Asset Mortgage Investments Trust
2.102% (US0001M + 0.230%) due 02/25/2036 ^~	922	881
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.372% (US0001M + 0.500%) due 12/25/2033 ~	2	2
Thornburg Mortgage Securities Trust
3.927% (LIBOR12M + 1.250%) due 06/25/2047 ^~	138	127
3.927% (LIBOR01M + 1.250%) due 06/25/2047 ^~	277	251
3.927% (LIBOR01M + 1.250%) due 06/25/2047 ~	25	22
WaMu Mortgage Pass-Through Certificates Trust
2.152% (US0001M + 0.280%) due 11/25/2045 ~	56	53
2.277% (COF 11 + 1.500%) due 08/25/2046 ~	325	317
3.156% due 06/25/2037 ^~	123	118
Wells Fargo Mortgage-Backed Securities Trust
3.685% due 11/25/2036 ^~	75	74

Total Non-Agency Mortgage-Backed Securities (Cost $6,683)		7,948

ASSET-BACKED SECURITIES 3.9%
CIT Mortgage Loan Trust
3.222% (LIBOR01M + 1.350%) due 10/25/2037 ~	227	228
Countrywide Asset-Backed Certificates
2.312% (US0001M + 0.440%) due 04/25/2036 ~	300	300
EMC Mortgage Loan Trust
2.772% (LIBOR01M + 0.900%) due 05/25/2043 ~	94	94
GSAMP Trust
2.102% (US0001M + 0.230%) due 01/25/2037 ~	200	170
HSI Asset Securitization Corp. Trust
2.052% (US0001M + 0.180%) due 04/25/2037 ~	1,308	1,024
Morgan Stanley ABS Capital, Inc. Trust
2.087% (US0001M + 0.215%) due 03/25/2037 ~	1,398	735

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Morgan Stanley Dean Witter Capital, Inc. Trust
2.852% (US0001M + 0.980%) due 02/25/2033 ~		$486	$477
Morgan Stanley Mortgage Loan Trust
2.042% (US0001M + 0.170%) due 11/25/2036 ~		207	97
OHA Loan Funding Ltd.
3.094% (US0003M + 1.350%) due 01/23/2027 ~		200	201
Securitized Asset-Backed Receivables LLC Trust
2.112% (US0001M + 0.240%) due 07/25/2036 ~		64	37
SLM Student Loan Trust
0.000% (EUR003M + 0.270%) due 06/17/2024 ~	EUR	88	108
Vibrant CLO Ltd.
2.641% (US0003M + 0.900%) due 07/24/2024 ~		$211	211
VOLT LLC
3.375% due 05/28/2047		136	136

Total Asset-Backed Securities (Cost $3,288)			3,818

SOVEREIGN ISSUES 1.4%
Argentina Government International Bond
2.500% due 12/31/2038		400	267
5.875% due 01/11/2028		200	188
24.949% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	210	11
27.250% due 06/21/2020 ~		3,433	182
Brazil Government International Bond
5.625% due 02/21/2047		$200	194
Brazil Notas do Tesouro Nacional (f)
6.000% due 05/15/2035	BRL	920	308
6.000% due 05/15/2055		613	211

Total Sovereign Issues (Cost $1,418)			1,361

		SHARES
COMMON STOCKS 0.4%

ENERGY 0.4%
Dommo Energia S.A. «(b)(i)		1,391,264	421
Dommo Energia S.A. SP - ADR «		253	10

			431

UTILITIES 0.0%
Eneva S.A. (b)(i)		961	4

Total Common Stocks (Cost $40)			435

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 12.0%

CERTIFICATES OF DEPOSIT 0.5%
Barclays Bank PLC
1.940% due 09/04/2018		$200	200
2.355% due 05/17/2018		300	300

			500

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
COMMERCIAL PAPER 0.5%
Viacom, Inc.
2.988% due 06/15/2018		$500	$497

REPURCHASE AGREEMENTS (j) 0.6%
			545

SHORT-TERM NOTES 0.1%
Letras del Banco Central de la Republica Argentina
26.100% due 05/16/2018	ARS	100	5
26.200% due 05/16/2018		200	9
26.250% due 05/16/2018		210	10
26.400% due 04/18/2018		590	29
26.450% due 05/16/2018		100	5
26.500% due 04/18/2018		100	5

			63

ARGENTINA TREASURY BILLS 0.2%
2.907% due 06/15/2018 - 11/16/2018 (c)(d)		200	198

GREECE TREASURY BILLS 0.2%
1.267% due 03/15/2019 (d)(e)	EUR	200	243

JAPAN TREASURY BILLS 9.9%
(0.228)% due 04/05/2018 - 06/11/2018 (c)(d)	JPY	1,020,000	9,588

Total Short-Term Instruments (Cost $11,625)			11,634

Total Investments in Securities (Cost $76,542)			76,904

		SHARES
INVESTMENTS IN AFFILIATES 30.7%

SHORT-TERM INSTRUMENTS 30.7%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 30.7%
PIMCO Short Asset Portfolio		1,371,433	13,717
PIMCO Short-Term Floating NAV Portfolio III		1,621,371	16,024

Total Short-Term Instruments (Cost $29,753)			29,741

Total Investments in Affiliates (Cost $29,753)			29,741

Total Investments 110.0% (Cost $106,295)			$106,645

Financial Derivative Instruments (k)(l) (1.6)% (Cost or Premiums, net $(138))			(1,540)

Other Assets and Liabilities, net (8.4)%			(8,119)

Net Assets 100.0%			$96,986

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

88	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

March 31, 2018

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	Security is not accruing income as of the date of this report.
(b)	Security did not produce income within the last twelve months.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.

(i)  RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Dommo Energia S.A.	12/21/2017 - 12/26/2017	$36	$421	0.43%
Eneva S.A.	12/21/2017	4	4	0.00

		$40	$425	0.43%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(j)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	03/29/2018	04/02/2018	$545	U.S. Treasury Notes 2.250% due 01/31/2024	$(559)	$545	$545

Total Repurchase Agreements						$(559)	$545	$545

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Treasury Obligations (0.2)%
U.S. Treasury Notes	1.125%	09/30/2021	$200	$(191)	$(191)

Total Short Sales (0.2)%				$(191)	$(191)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$545	$0	$0	$0	$545	$(559)	$(14)

Master Securities Forward Transaction Agreement
NOM	0	0	0	(191)	(191)	0	(191)

Total Borrowings and Other Financing Transactions	$545	$0	$0	$(191)

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

The average amount of borrowings outstanding during the period ended March 31, 2018 was $(41) at a weighted average interest rate of 1.238%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	89

Schedule of Investments PIMCO RAE Fundamental PLUS Small Fund (Cont.)

(k)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar December Futures	12/2018	227	$	55,334	$(249)	$0	$(9)
90-Day Eurodollar March Futures	03/2019	189		46,026	(97)	0	(7)
90-Day Eurodollar September Futures	09/2020	48		11,663	3	1	0
Euro-Bobl June Futures	06/2018	5	EUR	807	5	1	0
Euro-Bund 10-Year Bond June Futures	06/2018	57		11,182	182	14	0
U.S. Treasury 10-Year Note June Futures	06/2018	90	$	10,903	136	21	0

					$(20)	$37	$(16)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar December Futures	12/2019	227	$	(55,170)	$304	$3	$0
90-Day Eurodollar March Futures	03/2020	189		(45,929)	101	2	0
90-Day Eurodollar September Futures	09/2021	48		(11,659)	(10)	0	(2)
Australia Government 10-Year Bond June Futures	06/2018	16	AUD	(1,593)	(29)	1	(8)
Euro-OAT France Government 10-Year Bond June Futures	06/2018	17	EUR	(3,234)	(57)	0	(6)
U.S. Treasury 2-Year Note June Futures	06/2018	2	$	(425)	0	0	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2018	10		(1,605)	(53)	0	(11)
United Kingdom Long Gilt June Futures	06/2018	7	GBP	(1,206)	(22)	0	(7)

					$234	$6	$(34)

Total Futures Contracts					$214	$43	$(50)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Volvo Treasury AB	1.000%	Quarterly	03/20/2021	0.265%	EUR	100	$3	$0	$3	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.HY-29 5-Year Index	(5.000)%	Quarterly	12/20/2022	$1,300	$(105)	$19	$(86)	$0	$(5)
CDX.IG-27 5-Year Index	(1.000)	Quarterly	12/20/2021	1,700	(17)	(17)	(34)	0	(1)
CDX.IG-28 5-Year Index	(1.000)	Quarterly	06/20/2022	2,300	(36)	(7)	(43)	0	(2)

					$(158)	$(5)	$(163)	$0	$(8)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Year BRL-CDI	9.715%	Maturity	01/04/2021	BRL	1,170	$2	$(19)	$(17)	$0	$0
Receive	1-Year BRL-CDI	9.730	Maturity	01/04/2021		750	0	(11)	(11)	0	0
Receive	1-Year BRL-CDI	9.743	Maturity	01/04/2021		800	0	(11)	(11)	0	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/16/2018	$	6,300	(25)	25	0	1	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2019		16,700	169	25	194	4	0
Receive(6)	3-Month USD-LIBOR	3.000	Semi-Annual	11/25/2020		1,500	(9)	7	(2)	0	0
Pay(6)	3-Month USD-LIBOR	2.900	Semi-Annual	03/05/2021		24,500	4	12	16	5	0
Receive(6)	3-Month USD-LIBOR	2.930	Semi-Annual	03/05/2022		24,500	(1)	(23)	(24)	0	(4)
Receive(6)	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		1,200	46	(5)	41	0	(1)
Pay(6)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		5,700	(7)	(25)	(32)	4	0
Receive(6)	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025		6,800	377	(47)	330	0	(9)
Receive(6)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026		4,000	(3)	18	15	0	(3)

90	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

March 31, 2018

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	3-Month USD-LIBOR	1.750%	Semi-Annual	12/21/2026	$	4,800	$44	$321	$365	$0	$(7)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		2,500	162	96	258	0	(4)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		200	(5)	9	4	0	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		200	(3)	6	3	0	0
Receive(6)	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		2,700	153	(25)	128	0	(6)
Receive(6)	3-Month USD-LIBOR	2.985	Semi-Annual	06/05/2029		1,700	0	(15)	(15)	0	(5)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/16/2045		1,500	(33)	60	27	0	(9)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/15/2046		1,350	(76)	169	93	0	(8)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	09/14/2046		200	(6)	31	25	0	(1)
Receive	3-Month USD-LIBOR	2.540	Semi-Annual	03/23/2048		100	0	7	7	0	(1)
Receive(6)	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		2,500	277	(81)	196	0	(15)
Receive(6)	3-Month USD-LIBOR	3.005	Semi-Annual	04/23/2049		200	0	(5)	(5)	0	(1)
Receive(6)	3-Month USD-LIBOR	3.007	Semi-Annual	05/30/2049		600	0	(15)	(15)	0	(4)
Pay(6)	6-Month EUR-EURIBOR	1.514	Annual	01/04/2028	EUR	3,700	1	(10)	(9)	2	0
Pay(6)	6-Month EUR-EURIBOR	1.750	Annual	01/04/2028		1,700	(1)	20	19	1	0
Receive(6)	6-Month EUR-EURIBOR	2.099	Annual	01/04/2033		9,600	(4)	(29)	(33)	8	0
Receive(6)	6-Month EUR-EURIBOR	2.150	Annual	01/04/2033		4,600	1	(30)	(29)	4	0
Pay(6)	6-Month EUR-EURIBOR	2.036	Annual	02/03/2037		1,800	0	7	7	0	(4)
Pay(6)	6-Month EUR-EURIBOR	2.050	Annual	01/04/2038		9,000	3	38	41	0	(11)
Receive(6)	6-Month EUR-EURIBOR	1.500	Annual	06/20/2048		500	12	(12)	0	1	0
Pay(6)	6-Month GBP-LIBOR	1.000	Annual	09/19/2019	GBP	21,500	47	(81)	(34)	7	0
Receive(6)	6-Month GBP-LIBOR	1.000	Annual	09/18/2020		21,500	1	100	101	0	(17)
Receive	6-Month GBP-LIBOR	2.000	Semi-Annual	03/18/2022		500	(5)	(15)	(20)	0	(1)
Receive(6)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2028		900	21	(15)	6	0	(5)
Receive(6)	6-Month GBP-LIBOR	2.040	Semi-Annual	02/01/2037		300	0	(13)	(13)	0	(1)
Receive(6)	6-Month GBP-LIBOR	2.043	Semi-Annual	02/01/2037		1,300	0	(58)	(58)	0	(4)
Receive(6)	6-Month GBP-LIBOR	1.750	Semi-Annual	09/19/2048		300	(16)	(8)	(24)	0	(3)
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	09/20/2046	JPY	60,000	24	28	52	1	0
Pay	CPTFEMU	1.710	Maturity	03/15/2033	EUR	150	0	(1)	(1)	0	0
Receive	CPTFEMU	1.946	Maturity	03/15/2048		150	0	3	3	0	0

							$1,150	$428	$1,578	$38	$(124)

Total Swap Agreements							$995	$423	$1,418	$38	$(132)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$43	$38	$81	$0	$(50)	$(132)	$(182)

Cash of $1,684 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	91

Schedule of Investments PIMCO RAE Fundamental PLUS Small Fund (Cont.)

(l)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	04/2018	JPY	20,000		$189	$1	$0
	05/2018	ARS	210		10	0	0
BPS	04/2018		90		4	0	0
	04/2018	BRL	1,437		432	0	(3)
	04/2018		$441	BRL	1,437	0	(6)
	05/2018	BRL	1,437		$440	6	0
	05/2018	JPY	20,000		188	0	(1)
	12/2018		70,000		638	0	(33)
BRC	05/2018	ARS	50		2	0	0
CBK	04/2018		500		25	0	0
	04/2018	CHF	925		980	12	0
	04/2018		$170	ARS	3,497	4	0
	04/2018		104	EUR	84	0	(1)
	05/2018	ARS	100		$5	0	0
	05/2018	GBP	71		100	0	0
	05/2018	JPY	20,000		184	0	(4)
	05/2018		$491	TRY	1,927	0	(10)
	06/2018	JPY	540,000		$5,119	21	0
	06/2018	KRW	525,137		494	0	(1)
	12/2018	JPY	130,000		1,186	0	(59)
	12/2018		$1,812	JPY	200,000	103	0
	03/2019	EUR	200		$255	2	0
GLM	04/2018		1,149		1,421	7	0
	04/2018		$120	EUR	97	0	(1)
	05/2018	ARS	150		$7	0	0
	05/2018	JPY	20,000		188	0	0
	05/2018		$924	MXN	17,369	26	0
	06/2018	KRW	524,233		$494	0	(1)
	06/2018		$991	CNH	6,296	9	0
HUS	05/2018	ARS	100		$5	0	0
	05/2018	RUB	3,130		54	0	0
	06/2018	JPY	50,000		475	3	0
	06/2018	KRW	1,556,031		1,439	0	(28)
	01/2021	BRL	330		51	0	(38)
JPM	04/2018	ARS	3,497		173	0	(1)
	04/2018	BRL	1,437		440	4	0
	04/2018	GBP	667		919	0	(17)
	04/2018	JPY	252,700		2,385	10	0
	04/2018		$432	BRL	1,437	3	0
	04/2018		979	CHF	925	0	(11)
	04/2018		451	EUR	362	0	(5)
	04/2018		984	JPY	104,900	2	0
	05/2018	CHF	925		$981	11	0
	05/2018	JPY	20,000		188	0	(1)
	05/2018		$171	ARS	3,497	0	0
MSB	04/2018	ARS	100		$5	0	0
	04/2018	JPY	147,300		1,384	0	(1)
	05/2018		70,000		643	0	(16)
	06/2018		20,000		189	0	0
	06/2018		$1,018	RUB	58,087	0	(12)
SCX	06/2018	SGD	2,254		$1,715	0	(7)
UAG	04/2018		$1,001	JPY	105,100	0	(13)
	05/2018	JPY	155,100		$1,467	14	(7)

Total Forward Foreign Currency Contracts						$238	$(277)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BRC	Put - OTC EUR versus USD	$	1.200	02/28/2019	EUR	1,200	$18	$14

92	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

March 31, 2018

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.750%	10/12/2018	GBP	500	$13	$7
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018	$	500	25	14
FBF	Call - OTC 2-Year Interest Rate Swap(1)	3-Month USD-LIBOR	Pay	1.850	11/30/2018		24,500	35	10
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	01/31/2019		14,000	15	12
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		1,100	57	31
JPM	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.700	10/11/2018	GBP	500	13	8
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.650	11/15/2018	$	4,700	27	0
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.785	09/21/2018		6,000	33	2
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018		750	36	22
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.370	03/27/2020		2,300	93	85

								$347	$191

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
MYC	Put - OTC 1-Year Interest Rate Floor(1)	0.400%	3-Month USD-LIBOR	04/05/2018	$73,700	$48	$0

Total Purchased Options						$413	$205

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BRC	Call - OTC EUR versus USD	$	1.325	02/28/2019	EUR	1,200	$(18)	$(18)
CBK	Put - OTC AUD versus USD		0.784	04/27/2018	AUD	1,200	(6)	(21)
	Call - OTC EUR versus TRY	TRY	5.900	11/14/2018	EUR	600	(19)	(10)
	Call - OTC USD versus TRY		4.900	11/14/2018		$700	(19)	(7)
GLM	Call - OTC AUD versus USD	$	0.803	04/27/2018	AUD	1,200	(4)	0
	Put - OTC USD versus MXN	MXN	18.500	04/12/2018		$1,100	(10)	(21)
	Put - OTC USD versus ZAR	ZAR	12.250	06/20/2018		400	(6)	(16)
JPM	Call - OTC USD versus ZAR		12.250	06/20/2018		400	(14)	(6)
	Call - OTC USD versus ZAR		12.250	06/26/2018		600	(20)	(10)
UAG	Put - OTC USD versus ZAR		12.250	06/26/2018		600	(9)	(24)

							$(125)	$(133)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$	2,700	$(28)	$(35)
FBF	Call - OTC 5-Year Interest Rate Swap(1)	3-Month USD-LIBOR	Receive	2.190	11/30/2018		9,500	(33)	(13)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018		5,500	(59)	(72)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.210	01/31/2019		2,800	(15)	(13)
MYC	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.400	03/27/2020		16,900	(94)	(90)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018		3,700	(39)	(46)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	11/15/2018		1,000	(26)	(2)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.230	09/21/2018		1,200	(33)	(4)

								$(327)	$(275)

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Put - OTC 1-Year Interest Rate Floor(1)	0.650%	3-Month USD-LIBOR	04/05/2018	$ 73,700	$(7)	$0

Total Written Options						$(459)	$(408)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	93

Schedule of Investments PIMCO RAE Fundamental PLUS Small Fund (Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
JPM	Reckitt Benckiser Treasury Services PLC	1.000%	Quarterly	06/20/2022	0.428%	EUR	100	$1	$ 2	$3	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
								Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$ 5,401	$(1,114)	$ 691	$0	$ (423)
	CDX.HY-23 5-Year Index 25-35%	5.000	Quarterly	12/20/2019	200	27	(10)	17	0

						$(1,087)	$ 681	$17	$ (423)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
GLM	Pay	CPTFEMU	0.993%	Maturity	03/30/2020	EUR	3,800	$(1)	$9	$8	$0

TOTAL RETURN SWAPS ON EQUITY INDICES

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	ERAUSST Index	7,776	1-Month USD-LIBOR plus a specified spread	Maturity	01/29/2019	$27,389	$0	$(748)	$0	$(748)
CBK	Receive	ERAUSST Index	7,776	1-Month USD-LIBOR plus a specified spread	Maturity	01/15/2019	27,391	0	(750)	0	(750)
JPM	Receive	ERAUSST Index	12,525	1-Month USD-LIBOR plus a specified spread	Monthly	10/25/2018	42,219	0	696	696	0

								$0	$(802)	$696	$(1,498)

Total Swap Agreements								$(1,087)	$(110)	$724	$(1,921)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
BOA	$1	$0	$17	$18	$0	$0	$(423)	$(423)	$ (405)	$425	$20
BPS	6	0	0	6	(43)	0	(748)	(791)	(785)	886	101
BRC	0	21	0	21	0	(18)	0	(18)	3	0	3
CBK	142	14	0	156	(75)	(73)	(750)	(898)	(742)	823	81
FBF	0	10	0	10	0	(13)	0	(13)	(3)	0	(3)
GLM	42	43	8	93	(2)	(122)	0	(124)	(31)	0	(31)
HUS	3	0	0	3	(66)	0	0	(66)	(63)	0	(63)
JPM	30	8	699	737	(35)	(16)	0	(51)	686	(480)	206
MSB	0	0	0	0	(29)	0	0	(29)	(29)	0	(29)
MYC	0	109	0	109	0	(142)	0	(142)	(33)	(140)	(173)
SCX	0	0	0	0	(7)	0	0	(7)	(7)	0	(7)
UAG	14	0	0	14	(20)	(24)	0	(44)	(30)	0	(30)

Total Over the Counter	$238	$205	$724	$1,167	$(277)	$(408)	$(1,921)	$(2,606)

94	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

March 31, 2018

(m)	Securities with an aggregate market value of $2,133 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2018.

(1)	The underlying instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$43	$43
Swap Agreements	0	0	0	0	38	38

	$0	$0	$0	$0	$81	$81

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$238	$0	$238
Purchased Options	0	0	0	14	191	205
Swap Agreements	0	20	696	0	8	724

	$0	$20	$696	$252	$199	$1,167

	$0	$20	$696	$252	$280	$1,248

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$50	$50
Swap Agreements	0	8	0	0	124	132

	$0	$8	$0	$0	$174	$182

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$277	$0	$277
Written Options	0	0	0	133	275	408
Swap Agreements	0	423	1,498	0	0	1,921

	$0	$423	$1,498	$410	$275	$2,606

	$0	$431	$1,498	$410	$449	$2,788

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	95

Schedule of Investments PIMCO RAE Fundamental PLUS Small Fund (Cont.)

March 31, 2018

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(22)	$0	$0	$(22)
Written Options	0	0	33	0	99	132
Futures	0	0	0	0	(25)	(25)
Swap Agreements	0	(258)	0	0	626	368

	$0	$(258)	$11	$0	$700	$453

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,237)	$0	$(1,237)
Purchased Options	0	0	0	73	(226)	(153)
Written Options	0	0	0	143	71	214
Swap Agreements	0	302	9,833	0	50	10,185

	$0	$302	$9,833	$(1,021)	$(105)	$9,009

	$0	$44	$9,844	$(1,021)	$595	$9,462

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$12	$0	$0	$12
Written Options	0	0	(9)	0	(4)	(13)
Futures	0	0	0	0	160	160
Swap Agreements	0	164	0	0	(319)	(155)

	$0	$164	$3	$0	$(163)	$4

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$286	$0	$286
Purchased Options	0	0	0	(62)	(77)	(139)
Written Options	0	0	0	(34)	63	29
Swap Agreements	0	163	(3,609)	0	(17)	(3,463)

	$0	$163	$(3,609)	$190	$(31)	$(3,287)

	$0	$327	$(3,606)	$190	$(194)	$(3,283)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$687	$0	$687
Corporate Bonds & Notes
Banking & Finance	0	4,828	0	4,828
Industrials	0	2,608	0	2,608
Utilities	0	1,155	0	1,155
Municipal Bonds & Notes
Illinois	0	220	0	220
U.S. Government Agencies	0	8,795	0	8,795
U.S. Treasury Obligations	0	33,415	0	33,415
Non-Agency Mortgage-Backed Securities	0	7,948	0	7,948
Asset-Backed Securities	0	3,818	0	3,818
Sovereign Issues	0	1,361	0	1,361
Common Stocks
Energy	0	0	431	431
Utilities	4	0	0	4
Short-Term Instruments
Certificates of Deposit	0	500	0	500
Commercial Paper	0	497	0	497
Repurchase Agreements	0	545	0	545
Short-Term Notes	0	63	0	63
Argentina Treasury Bills	0	198	0	198
Greece Treasury Bills	0	243	0	243
Japan Treasury Bills	0	9,588	0	9,588

	$4	$76,469	$431	$76,904

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$29,741	$0	$0	$29,741

Total Investments	$29,745	$76,469	$431	$106,645

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(191)	$0	$(191)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	43	38	0	81
Over the counter	0	1,167	0	1,167

	$43	$1,205	$0	$1,248

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(50)	(132)	0	(182)
Over the counter	0	(2,606)	0	(2,606)

	$(50)	$(2,738)	$0	$(2,788)

Total Financial Derivative Instruments	$(7)	$(1,533)	$0	$(1,540)

Totals	$29,738	$74,745	$431	$104,914

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

96	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

Schedule of Investments PIMCO RAE Low Volatility PLUS Fund

March 31, 2018

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 77.6%

CORPORATE BONDS & NOTES 10.0%

BANKING & FINANCE 7.2%
Bank of America Corp.
2.650% due 04/01/2019		$100	$100
Barclays Bank PLC
10.179% due 06/12/2021		400	470
Barclays PLC
3.200% due 08/10/2021		1,200	1,186
Blackstone CQP Holdco LP
6.500% due 03/20/2021		300	303
BRFkredit A/S
2.000% due 04/01/2018	DKK	500	83
Deutsche Bank AG
3.186% due 02/27/2023 ~		$500	498
4.250% due 10/14/2021		1,300	1,321
Ford Motor Credit Co. LLC
2.262% due 03/28/2019		200	199
General Motors Financial Co., Inc.
2.967% (US0003M + 1.270%) due 10/04/2019 ~		700	708
Goldman Sachs Group, Inc.
2.904% (US0003M + 1.160%) due 04/23/2020 ~		1,300	1,319
3.009% (US0003M + 1.170%) due 11/15/2021 ~		300	304
HBOS PLC
6.750% due 05/21/2018		100	101
HSBC Holdings PLC
3.196% (US0003M + 1.500%) due 01/05/2022 ~		300	309
6.250% due 03/23/2023 •(f)(g)		200	203
International Lease Finance Corp.
7.125% due 09/01/2018		500	508
Lloyds Banking Group PLC
7.625% due 06/27/2023 •(f)(g)	GBP	332	521
Morgan Stanley
3.875% due 04/29/2024		$600	605
Nissan Motor Acceptance Corp.
2.372% (US0003M + 0.650%) due 07/13/2022 ~		300	300
2.650% due 07/13/2022		100	98
Nykredit Realkredit A/S
1.000% due 04/01/2018	DKK	5,300	875
1.000% due 07/01/2018		6,800	1,127
2.000% due 04/01/2018		4,800	792
2.000% due 07/01/2018		400	66
Realkredit Danmark A/S
1.000% due 04/01/2018		13,600	2,245
2.000% due 04/01/2018		2,400	396
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 •(f)(g)		$400	417
Stichting AK Rabobank Certificaten
6.500% (f)	EUR	80	121
UBS Group Funding Switzerland AG
2.789% due 08/15/2023 ~		$400	402

			15,577

INDUSTRIALS 1.9%
AbbVie, Inc.
4.700% due 05/14/2045		100	103
Allergan Funding SCS
4.750% due 03/15/2045		201	197
Allergan Sales LLC
4.875% due 02/15/2021		93	96
Anheuser-Busch InBev Finance, Inc.
3.650% due 02/01/2026		500	497
BAT Capital Corp.
2.719% due 08/15/2022 ~		200	201
2.764% due 08/15/2022		100	97

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Charter Communications Operating LLC
4.464% due 07/23/2022	$300	$307
4.908% due 07/23/2025	400	409
6.384% due 10/23/2035	100	112
6.484% due 10/23/2045	100	110
6.834% due 10/23/2055	100	116
CNPC General Capital Ltd.
2.750% due 05/14/2019	700	698
CVS Health Corp.
3.500% due 07/20/2022	200	200
Kraft Heinz Foods Co.
3.500% due 07/15/2022	100	100
3.950% due 07/15/2025	100	100
5.000% due 07/15/2035	100	104
5.200% due 07/15/2045	100	102
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	190	187
2.400% due 09/23/2021	160	155
Zimmer Biomet Holdings, Inc.
4.250% due 08/15/2035	318	303

		4,194

UTILITIES 0.9%
AT&T, Inc.
2.672% (US0003M + 0.950%) due 07/15/2021 ~	100	101
4.100% due 02/15/2028	108	108
4.300% due 02/15/2030	613	611
4.500% due 05/15/2035	100	98
NextEra Energy Capital Holdings, Inc.
2.372% due 09/03/2019 ~	500	500
Petrobras Global Finance BV
5.299% due 01/27/2025	531	525

		1,943

Total Corporate Bonds & Notes (Cost $20,883)		21,714

U.S. GOVERNMENT AGENCIES 7.0%
Fannie Mae
1.932% (LIBOR01M + 0.060%) due 07/25/2037 ~	13	13
Fannie Mae, TBA
3.500% due 04/01/2048 - 05/01/2048	14,800	14,807
Freddie Mac
2.177% (LIBOR01M + 0.400%) due 11/15/2043 ~	359	360

Total U.S. Government Agencies (Cost $15,091)		15,180

U.S. TREASURY OBLIGATIONS 26.8%
U.S. Treasury Bonds
3.000% due 02/15/2048	2,300	2,309
4.250% due 05/15/2039 (l)	2,100	2,552
4.375% due 11/15/2039 (l)	1,100	1,360
4.375% due 05/15/2040 (l)	2,900	3,590
4.500% due 08/15/2039 (l)	7,100	8,917
4.625% due 02/15/2040 (l)	1,200	1,533
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2021 (j)	837	830
0.125% due 01/15/2022	1,752	1,733
0.125% due 04/15/2022	3,771	3,717
0.125% due 07/15/2022	7,868	7,788
0.125% due 01/15/2023 (j)	3,866	3,800
0.125% due 07/15/2024	8,560	8,359
0.375% due 07/15/2023	2,663	2,653
0.375% due 01/15/2027	1,642	1,599
0.375% due 07/15/2027	101	99
0.625% due 01/15/2026 (j)	626	625
1.000% due 02/15/2048	2,211	2,265
1.750% due 01/15/2028	237	260
2.375% due 01/15/2025	1,183	1,325

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. Treasury Notes
2.250% due 02/15/2027 (l)		$300	$288
2.250% due 08/15/2027		3,000	2,875

Total U.S. Treasury Obligations (Cost $59,389)			58,477

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.5%
BCAP LLC Trust
2.082% (US0001M + 0.210%) due 05/25/2047 ~		234	219
5.250% due 04/26/2037		552	474
Bear Stearns Adjustable Rate Mortgage Trust
3.794% due 02/25/2034 ~		202	206
3.823% due 01/25/2034 ~		64	62
Bear Stearns ALT-A Trust
3.541% due 11/25/2036 ~		406	381
Bear Stearns Mortgage Funding Trust
2.042% (US0001M + 0.170%) due 06/25/2047 ~		87	81
2.052% (US0001M + 0.180%) due 10/25/2036 ~		503	473
Berica Residential MBS SRL
0.000% (EUR006M + 0.200%) due 03/31/2048 ~	EUR	85	104
Citigroup Commercial Mortgage Trust
1.811% due 09/10/2045 ~(a)		$692	43
Citigroup Mortgage Loan Trust, Inc.
3.180% (H15T1Y + 2.150%) due 09/25/2035 ~		24	25
Claris Abs SRL
0.076% (EUR006M + 0.350%) due 10/31/2060 ~	EUR	294	362
Countrywide Alternative Loan Trust
2.082% (US0001M + 0.210%) due 07/25/2046 ~		$504	497
2.092% (US0001M + 0.220%) due 08/25/2047 ~		1,138	1,141
2.152% (US0001M + 0.280%) due 12/25/2035 ~		26	25
2.272% (US0001M + 0.400%) due 08/25/2035 ~		695	504
2.372% (US0001M + 0.500%) due 12/25/2035 ^~		116	85
6.000% due 01/25/2037 ^		520	448
Countrywide Home Loan Mortgage Pass-Through Trust
3.247% due 02/20/2036 ~		591	489
3.351% due 10/20/2035 ~		224	199
3.491% due 11/25/2034 ~		19	19
3.537% (US0012M + 1.750%) due 02/20/2036 ^~		360	331
3.662% due 10/19/2032 ~		13	12
Countrywide Home Loan Reperforming REMIC Trust
6.500% due 03/25/2035 ^		65	66
Credit Suisse First Boston Mortgage Securities Corp.
2.522% (US0001M + 0.650%) due 11/25/2031 ~		49	44
Eurohome UK Mortgages PLC
0.756% (BP0003M + 0.150%) due 06/15/2044 ~	GBP	273	374
IndyMac Mortgage Loan Trust
3.489% due 05/25/2036 ^~		$131	119
3.700% due 06/25/2035 ^~		252	229
JPMorgan Mortgage Trust
3.644% due 08/25/2036 ^~		27	25
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.217% (US0001M + 0.440%) due 12/15/2030 ~		8	8
Merrill Lynch Alternative Note Asset Trust
2.072% (US0001M + 0.200%) due 03/25/2037 ~		3,452	1,594
Merrill Lynch Mortgage Investors Trust
2.122% (US0001M + 0.250%) due 11/25/2035 ~		1	1

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	97

Schedule of Investments PIMCO RAE Low Volatility PLUS Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Morgan Stanley Re-REMIC Trust
5.250% due 05/26/2037 ~		$537	$473
Newgate Funding PLC
0.739% (BP0003M + 0.160%) due 12/01/2050 ~	GBP	900	1,203
Puma SE
2.580% (BBSW1M + 0.790%) due 10/18/2045 ~	AUD	201	155
2.670% (BBSW1M + 0.900%) due 05/13/2045 ~		204	157
RMAC Securities PLC
0.752% (BP0003M + 0.150%) due 06/12/2044 ~	GBP	658	901
Structured Asset Mortgage Investments Trust
2.058% (US0001M + 0.250%) due 07/19/2035 ~		$22	21
Thornburg Mortgage Securities Trust
3.927% (LIBOR12M + 1.250%) due 06/25/2047 ^~		28	25
WaMu Mortgage Pass-Through Certificates Trust
2.283% (12MTA + 1.000%) due 02/25/2046 ~		48	47
Wells Fargo Mortgage-Backed Securities Trust
3.873% due 03/25/2035 ~		358	362

Total Non-Agency Mortgage-Backed Securities (Cost $12,440)			11,984

ASSET-BACKED SECURITIES 12.3%
ACE Securities Corp. Home Equity Loan Trust
2.492% (US0001M + 0.620%) due 02/25/2036 ^~		483	456
Amortizing Residential Collateral Trust
2.452% (US0001M + 0.580%) due 07/25/2032 ~		740	733
Apidos CLO
2.865% (US0003M + 1.120%) due 07/22/2026 ~		700	701
Bear Stearns Asset-Backed Securities Trust
2.322% (US0001M + 0.450%) due 08/25/2036 ~		300	280
3.267% (US0001M + 1.395%) due 01/25/2035 ~		13	13
Citigroup Mortgage Loan Trust
1.932% (US0001M + 0.060%) due 07/25/2045 ~		293	234
2.032% (US0001M + 0.160%) due 12/25/2036 ~		186	123
Countrywide Asset-Backed Certificates
2.002% (US0001M + 0.130%) due 12/25/2036 ^~		2,112	1,981
2.012% (US0001M + 0.140%) due 08/25/2037 ~		445	400
2.012% (US0001M + 0.140%) due 06/25/2047 ^~		701	643
2.122% (US0001M + 0.250%) due 06/25/2047 ~		300	278
2.592% (US0001M + 0.720%) due 02/25/2036 ~		60	60
GSAMP Trust
2.012% (US0001M + 0.140%) due 06/25/2036 ~		516	507
2.022% (US0001M + 0.150%) due 09/25/2036 ~		1,393	688
3.522% (US0001M + 1.650%) due 10/25/2034 ~		116	113
Halcyon Loan Advisors Funding Ltd.
2.845% (US0003M + 1.100%) due 10/22/2025 ~		700	701
Hildene CLO Ltd.
2.919% (US0003M + 1.180%) due 07/19/2026 ~		500	500
HSI Asset Securitization Corp. Trust
1.982% (US0001M + 0.110%) due 12/25/2036 ~		1,665	693

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JPMorgan Mortgage Acquisition Corp.
2.577% (US0001M + 0.705%) due 09/25/2035 ~	$239	$232
Long Beach Mortgage Loan Trust
2.432% (US0001M + 0.560%) due 09/25/2034 ~	312	313
Mastr Asset Backed Securities Trust
2.112% (US0001M + 0.240%) due 08/25/2036 ~	959	535
Morgan Stanley ABS Capital, Inc. Trust
1.952% (US0001M + 0.080%) due 09/25/2036 ~	36	22
2.002% (US0001M + 0.130%) due 10/25/2036 ~	128	118
Mountain Hawk CLO Ltd.
2.934% (US0003M + 1.200%) due 04/18/2025 ~	900	901
MP CLO Ltd.
2.922% (US0003M + 1.200%) due 01/15/2027 ~	400	400
Navient Private Education Loan Trust
2.477% (US0001M + 0.700%) due 09/16/2024 ~	175	175
OHA Credit Partners Ltd.
2.755% (US0003M + 1.010%) due 10/20/2025 ~	476	477
OHA Loan Funding Ltd.
3.094% (US0003M + 1.350%) due 01/23/2027 ~	900	905
Option One Mortgage Loan Trust
2.092% (US0001M + 0.220%) due 01/25/2037 ~	155	104
Popular ABS Mortgage Pass-Through Trust
2.122% (US0001M + 0.250%) due 06/25/2047 ^~	660	642
Renaissance Home Equity Loan Trust
5.586% due 11/25/2036	2,538	1,478
Residential Asset Mortgage Products Trust
2.212% (US0001M + 0.340%) due 03/25/2036 ~	2,700	2,535
Residential Asset Securities Corp. Trust
2.022% (US0001M + 0.150%) due 08/25/2036 ~	233	217
2.042% (US0001M + 0.170%) due 11/25/2036 ~	716	628
Seneca Park CLO Ltd.
2.851% (US0003M + 1.120%) due 07/17/2026 ~	300	301
Soundview Home Loan Trust
2.032% (US0001M + 0.160%) due 11/25/2036 ~	118	115
Specialty Underwriting & Residential Finance Trust
2.847% (US0001M + 0.975%) due 12/25/2035 ~	456	456
SpringCastle America Funding LLC
3.050% due 04/25/2029	620	620
Structured Asset Securities Corp. Mortgage Loan Trust
2.052% (US0001M + 0.180%) due 05/25/2047 ~	2,489	2,412
Sudbury Mill CLO Ltd.
2.881% (US0003M + 1.150%) due 01/17/2026 ~	600	601
Symphony CLO Ltd.
2.752% (US0003M + 1.030%) due 10/15/2025 ~	695	695
Telos CLO Ltd.
3.001% (US0003M + 1.270%) due 01/17/2027 ~	400	400
TICP CLO Ltd.
2.905% (US0003M + 1.160%) due 07/20/2026 ~	600	601
2.932% (US0003M + 1.180%) due 04/26/2026 ~	250	250

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WaMu Asset-Backed Certificates WaMu Trust
2.022% (US0001M + 0.150%) due 01/25/2037 ~		$1,841	$1,531

Total Asset-Backed Securities (Cost $25,832)			26,768

SOVEREIGN ISSUES 2.7%
Argentina Government International Bond
2.500% due 12/31/2038		700	467
5.875% due 01/11/2028		300	283
24.949% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	452	23
27.250% due 06/21/2020 ~		7,370	390
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2035 (e)	BRL	2,452	822
6.000% due 05/15/2055 (e)		1,839	632
Republic of Germany
0.250% due 04/13/2018	EUR	1,800	2,215
Spain Government International Bond
0.250% due 04/30/2018		900	1,108

Total Sovereign Issues (Cost $6,075)			5,940

SHORT-TERM INSTRUMENTS 13.3%

CERTIFICATES OF DEPOSIT 1.2%
Barclays Bank PLC
1.940% due 09/04/2018		$1,000	998
2.355% due 05/17/2018		100	100
Credit Suisse AG
2.507% due 09/28/2018		1,600	1,600

			2,698

COMMERCIAL PAPER 2.6%
Canadian Imperial Bank of Commerce
1.488% due 04/16/2018	CAD	1,300	1,008
Dominion Resources, Inc.
2.397% due 04/18/2018		$1,200	1,199
Royal Bank of Canada
1.501% due 04/16/2018	CAD	1,100	853
Spectra Energy Partners LP
2.437% due 04/09/2018		$1,500	1,499
Viacom, Inc.
2.988% due 06/15/2018		1,100	1,094

			5,653

REPURCHASE AGREEMENTS (h) 0.2%
			543

SHORT-TERM NOTES 0.0%
Letras del Banco Central de la Republica Argentina
26.100% due 05/16/2018	ARS	200	9
26.200% due 05/16/2018		200	10
26.250% due 05/16/2018		210	10
26.400% due 04/18/2018		890	44
26.450% due 05/16/2018		100	5
26.500% due 04/18/2018		100	5

			83

ARGENTINA TREASURY BILLS 0.1%
2.929% due 06/15/2018 - 11/16/2018 (b)(c)(d)		300	296

ESM TREASURY BILLS 0.1%
(0.659)% due 04/19/2018 (c)(d)	EUR	200	246

FRANCE TREASURY BILLS 0.1%
(0.781)% due 04/18/2018 (c)(d)		200	246

98	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

March 31, 2018

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GERMANY TREASURY BILLS 0.2%
(0.963)% due 04/11/2018 (c)(d)	EUR	300	$369

GREECE TREASURY BILLS 0.2%
1.267% due 03/15/2019 (c)(d)		400	487

ITALY TREASURY BILLS 0.2%
(0.626)% due 04/30/2018 (c)(d)		300	369

JAPAN TREASURY BILLS 7.8%
(0.238)% due 04/05/2018 - 06/11/2018 (b)(c)	JPY	1,793,700	16,861

U.S. TREASURY BILLS 0.6%
1.493% due 04/19/2018 (b)(c)(l)		$1,195	1,194

Total Short-Term Instruments (Cost $28,989)			29,045

Total Investments in Securities (Cost $168,699)			169,108

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 31.4%

SHORT-TERM INSTRUMENTS 31.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 31.4%
PIMCO Short Asset Portfolio	2,719,262	$27,198
PIMCO Short-Term Floating NAV Portfolio III	4,179,814	41,309

Total Short-Term Instruments (Cost $68,521)		68,507

Total Investments in Affiliates (Cost $68,521)		68,507

Total Investments 109.0% (Cost $237,220)		$237,615

Financial Derivative Instruments (i)(k) (2.2)% (Cost or Premiums, net $3,500)		(4,809)

Other Assets and Liabilities, net (6.8)%		(14,900)

Net Assets 100.0%		$217,906

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	Interest only security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	03/29/2018	04/02/2018	$543	U.S. Treasury Notes 2.000% due 04/30/2024	$(558)	$543	$543

Total Repurchase Agreements						$(558)	$543	$543

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	99

Schedule of Investments PIMCO RAE Low Volatility PLUS Fund (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$543	$0	$0	$543	$(558)	$(15)

Total Borrowings and Other Financing Transactions	$543	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

The average amount of borrowings outstanding during the period ended March 31, 2018 was $(102) at a weighted average interest rate of 1.120%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note June 2018 Futures	$111.500	05/25/2018	141	$141	$1	$0

Total Purchased Options					$1	$0

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar December Futures	12/2018	541	$	131,876	$(479)	$0	$(20)
90-Day Eurodollar March Futures	03/2019	448		109,099	(184)	0	(17)
90-Day Eurodollar September Futures	09/2020	108		26,241	10	1	0
Euro-Bobl June Futures	06/2018	12	EUR	1,938	11	2	0
Euro-Bund 10-Year Bond June Futures	06/2018	121		23,737	508	30	0
U.S. Treasury 2-Year Note June Futures	06/2018	150	$	31,891	19	4	0
U.S. Treasury 5-Year Note June Futures	06/2018	34		3,892	15	4	0
U.S. Treasury 10-Year Note June Futures	06/2018	264		31,981	218	62	0
United Kingdom Long Gilt June Futures	06/2018	1	GBP	172	3	1	0

					$121	$104	$(37)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar December Futures	12/2019	541	$	(131,483)	$576	$7	$0
90-Day Eurodollar March Futures	03/2020	448		(108,870)	183	6	0
90-Day Eurodollar September Futures	09/2021	108		(26,233)	(22)	0	(4)
Australia Government 10-Year Bond June Futures	06/2018	36	AUD	(3,584)	(66)	3	(18)
Euro-OAT France Government 10-Year Bond June Futures	06/2018	48	EUR	(9,130)	(174)	0	(17)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2018	64	$	(10,270)	(337)	0	(74)

					$160	$16	$(113)

Total Futures Contracts					$281	$120	$(150)

100	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

March 31, 2018

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Year BRL-CDI	9.715%	Maturity	01/04/2021	BRL	3,480	$5	$(54)	$(49)	$0	$(1)
Receive	1-Year BRL-CDI	9.730	Maturity	01/04/2021		1,870	0	(27)	(27)	0	(1)
Receive	1-Year BRL-CDI	9.743	Maturity	01/04/2021		2,500	0	(36)	(36)	0	(1)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/16/2018	$	6,600	(26)	26	0	1	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/16/2018		30,500	(148)	149	1	4	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	01/05/2019		1,400	0	7	7	0	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2019		13,200	134	19	153	4	0
Receive(1)	3-Month USD-LIBOR	3.000	Semi-Annual	11/25/2020		5,200	(30)	21	(9)	0	(2)
Pay(1)	3-Month USD-LIBOR	2.900	Semi-Annual	03/05/2021		56,200	7	31	38	12	0
Receive(1)	3-Month USD-LIBOR	2.930	Semi-Annual	03/05/2022		56,000	(3)	(53)	(56)	0	(9)
Pay(1)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		19,500	(25)	(86)	(111)	13	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2024		3,600	175	70	245	0	(3)
Receive(1)	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025		19,300	1,063	(131)	932	0	(25)
Receive(1)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026		7,000	(6)	32	26	0	(5)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		4,000	39	263	302	0	(6)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		2,500	149	109	258	0	(4)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		1,500	(10)	40	30	0	(3)
Receive(1)	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		20,900	1,185	(192)	993	0	(45)
Receive(1)	3-Month USD-LIBOR	2.985	Semi-Annual	06/05/2029		3,500	0	(32)	(32)	0	(10)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/15/2046		3,000	(23)	230	207	0	(17)
Receive	3-Month USD-LIBOR	2.540	Semi-Annual	03/23/2048		200	0	14	14	0	(1)
Receive(1)	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		7,100	757	(200)	557	0	(42)
Receive(1)	3-Month USD-LIBOR	3.005	Semi-Annual	04/23/2049		1,500	0	(36)	(36)	0	(9)
Receive(1)	3-Month USD-LIBOR	2.625	Semi-Annual	05/30/2049		300	0	16	16	0	(2)
Receive(1)	3-Month USD-LIBOR	3.007	Semi-Annual	05/30/2049		1,300	0	(32)	(32)	0	(8)
Pay(1)	6-Month EUR-EURIBOR	1.514	Annual	01/04/2028	EUR	9,500	(17)	(7)	(24)	5	0
Pay(1)	6-Month EUR-EURIBOR	1.750	Annual	01/04/2028		3,400	(3)	42	39	2	0
Receive(1)	6-Month EUR-EURIBOR	2.099	Annual	01/04/2033		24,600	1	(86)	(85)	20	0
Receive(1)	6-Month EUR-EURIBOR	2.150	Annual	01/04/2033		9,000	3	(59)	(56)	7	0
Pay(1)	6-Month EUR-EURIBOR	2.036	Annual	02/03/2037		5,700	(5)	29	24	0	(11)
Pay(1)	6-Month EUR-EURIBOR	2.050	Annual	01/04/2038		22,000	6	94	100	0	(27)
Receive(1)	6-Month EUR-EURIBOR	1.500	Annual	06/20/2048		1,100	27	(27)	0	3	0
Pay(1)	6-Month GBP-LIBOR	1.000	Annual	09/19/2019	GBP	50,700	83	(162)	(79)	16	0
Receive(1)	6-Month GBP-LIBOR	1.000	Annual	09/18/2020		50,700	43	196	239	0	(41)
Receive	6-Month GBP-LIBOR	2.000	Semi-Annual	03/18/2022		3,200	(45)	(82)	(127)	0	(9)
Receive(1)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2028		2,600	55	(38)	17	0	(14)
Receive(1)	6-Month GBP-LIBOR	2.040	Semi-Annual	02/01/2037		1,700	(21)	(55)	(76)	0	(5)
Receive(1)	6-Month GBP-LIBOR	2.043	Semi-Annual	02/01/2037		2,900	0	(130)	(130)	0	(8)
Receive(1)	6-Month GBP-LIBOR	1.750	Semi-Annual	09/19/2048		700	(37)	(19)	(56)	0	(6)
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	09/20/2046	JPY	230,000	97	101	198	4	0
Pay	CPTFEMU	1.710	Maturity	03/15/2033	EUR	300	0	(3)	(3)	0	0
Receive	CPTFEMU	1.946	Maturity	03/15/2048		300	1	5	6	0	0

							$3,431	$(53)	$3,378	$91	$(315)

Total Swap Agreements							$3,431	$(53)	$3,378	$91	$(315)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$120	$91	$211	$0	$(150)	$(315)	$(465)

(j)	Securities with an aggregate market value of $1,381 and cash of $2,068 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	101

Schedule of Investments PIMCO RAE Low Volatility PLUS Fund (Cont.)

(k)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2018	AUD	342		$268	$5	$0
BOA	04/2018	DKK	6,713		984	0	(125)
	04/2018	JPY	60,000		566	2	0
	04/2018		$382	RUB	21,899	0	0
	05/2018	ARS	210		$10	0	0
	07/2018	DKK	7,619		1,129	0	(137)
BPS	04/2018	ARS	90		4	0	0
	04/2018	BRL	4,002		1,204	0	(8)
	04/2018	DKK	7,528		1,120	0	(123)
	04/2018		$1,229	BRL	4,002	0	(17)
	05/2018	BRL	4,002		$1,225	16	0
	12/2018	JPY	250,000		2,278	0	(116)
BRC	05/2018	ARS	50		2	0	0
CBK	04/2018		200		10	0	0
	04/2018	AUD	62		48	0	0
	04/2018	CHF	1,776		1,881	23	0
	04/2018	EUR	1,300		1,608	7	0
	04/2018	GBP	3,266		4,593	11	0
	04/2018	JPY	60,100		567	2	0
	04/2018		$355	ARS	7,307	8	0
	05/2018	ARS	200		$10	0	0
	05/2018	GBP	161		227	1	0
	05/2018	JPY	50,000		461	0	(10)
	05/2018		$974	TRY	3,824	0	(19)
	06/2018	JPY	910,000		$8,626	36	0
	06/2018	KRW	979,051		921	0	(3)
	12/2018	JPY	420,000		3,831	0	(191)
	12/2018		$6,071	JPY	670,000	346	0
	03/2019	EUR	400		$509	3	0
GLM	04/2018	DKK	13,243		1,959	0	(227)
	04/2018	EUR	4,286		5,300	26	0
	04/2018		$254	DKK	1,658	20	0
	04/2018		129	EUR	104	0	(1)
	05/2018	ARS	150		$7	0	0
	05/2018		$1,743	MXN	32,759	49	0
	06/2018	KRW	977,365		$921	0	(1)
	06/2018		$1,962	CNH	12,462	18	0
HUS	04/2018	CHF	378		$400	5	0
	04/2018	EUR	559		692	4	0
	04/2018	GBP	212		296	0	(1)
	04/2018	JPY	40,266		380	2	0
	04/2018		$86	AUD	109	0	(2)
	04/2018		5,117	GBP	3,599	0	(68)
	05/2018	ARS	100		$5	0	0
	05/2018	GBP	3,599		5,124	68	0
	05/2018	RUB	34,289		591	0	(3)
	05/2018		$212	MXN	3,978	6	0
	05/2018		296	TRY	1,172	0	(3)
	05/2018	ZAR	1,412		$119	0	0
	06/2018	JPY	90,000		855	5	0
	06/2018	KRW	2,874,349		2,659	0	(52)
	06/2018	SGD	1,090		834	2	0
	06/2018		$2,418	RUB	138,111	0	(27)
	01/2021	BRL	1,010		$156	0	(118)
JPM	04/2018	ARS	7,307		361	0	(2)
	04/2018	BRL	4,002		1,225	12	0
	04/2018	CAD	2,400		1,834	0	(29)
	04/2018	DKK	1,117		164	0	(21)
	04/2018	EUR	700		867	6	0
	04/2018	GBP	121		167	0	(3)
	04/2018	JPY	528,400		4,989	22	0
	04/2018		$1,204	BRL	4,002	8	0
	04/2018		2,280	CHF	2,154	0	(26)
	04/2018		3,003	EUR	2,419	0	(26)
	04/2018		1,878	JPY	200,200	4	0
	05/2018	CHF	2,154		$2,285	26	0

102	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

March 31, 2018

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	05/2018	JPY	10,000		$94	$0	$0
	05/2018		$357	ARS	7,307	1	0
	06/2018	KRW	1,021,495		$961	0	(3)
	07/2018		$53	DKK	343	4	0
MSB	04/2018	ARS	100		$5	0	0
	04/2018	EUR	1,700		2,102	8	(1)
	04/2018	JPY	229,933		2,160	0	(1)
	04/2018	RUB	21,899		384	2	0
	04/2018		$384	RUB	21,899	0	(3)
	05/2018	JPY	150,000		$1,378	0	(35)
	06/2018		33,600		317	0	0
RYL	04/2018	ARS	600		30	0	0
SCX	06/2018	SGD	5,168		3,933	0	(16)
SOG	06/2018		$414	CNY	2,629	3	0
UAG	04/2018	JPY	20,000		$189	1	0
	04/2018		$2,876	EUR	2,322	0	(19)
	04/2018		2,270	JPY	238,399	0	(29)
	05/2018	EUR	2,322		$2,882	19	0
	05/2018	JPY	288,399		2,734	30	(11)

Total Forward Foreign Currency Contracts						$811	$(1,477)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Cost	Market Value
BRC	Put - OTC EUR versus USD	$ 1.200	02/28/2019	EUR	2,300	$ 34	$ 27

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost			Market Value
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.750%	10/12/2018	GBP	1,700		$	45	$	24
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018	$	6,100			310		172
DUB	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.670	10/08/2018	GBP	1,200			32		21
FBF	Call - OTC 2-Year Interest Rate Swap(1)	3-Month USD-LIBOR	Pay	1.850	11/30/2018	$	47,400			68		19
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	01/31/2019		27,000			28		23
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		3,500			176		99
JPM	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.700	10/11/2018	GBP	1,800			48		30
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.650	11/15/2018	$	15,800			90		1
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.785	09/21/2018		12,000			66		3
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.370	03/27/2020		5,100			205		188

								$		1,068	$	580

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost		Market Value
MYC	Put - OTC 1-Year Interest Rate Floor(1)	0.400%	3-Month USD-LIBOR	04/05/2018	$192,400	$	125	$	0

Total Purchased Options						$	1,227	$	607

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BRC	Call - OTC EUR versus USD	$	1.325	02/28/2019	EUR	2,300	$(34)	$(34)
CBK	Put - OTC AUD versus USD		0.784	04/27/2018	AUD	2,500	(13)	(44)
	Call - OTC EUR versus TRY	TRY	5.900	11/14/2018	EUR	1,200	(38)	(20)
	Call - OTC USD versus TRY		4.900	11/14/2018	$	1,400	(39)	(14)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	103

Schedule of Investments PIMCO RAE Low Volatility PLUS Fund (Cont.)

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
GLM	Call - OTC AUD versus USD	$	0.803	04/27/2018	AUD	2,500	$(7)	$(1)
	Put - OTC USD versus MXN	MXN	18.500	04/12/2018	$	1,900	(17)	(35)
	Put - OTC USD versus ZAR	ZAR	12.250	06/20/2018		700	(11)	(28)
JPM	Call - OTC USD versus ZAR		12.250	06/20/2018		700	(24)	(11)
	Call - OTC USD versus ZAR		12.250	06/26/2018		1,200	(41)	(21)
UAG	Put - OTC USD versus ZAR		12.250	06/26/2018		1,200	(19)	(48)

							$(243)	$(256)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$ 30,700	$(319)	$(400)
FBF	Call - OTC 5-Year Interest Rate Swap(1)	3-Month USD-LIBOR	Receive	2.190	11/30/2018	18,400	(65)	(25)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	19,100	(197)	(249)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.210	01/31/2019	5,400	(28)	(24)
MYC	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.400	03/27/2020	37,300	(207)	(199)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	11/15/2018	3,400	(90)	(5)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	05/01/2018	2,000	(29)	0
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.230	09/21/2018	2,500	(68)	(9)

							$ (1,003)	$(911)

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Put - OTC 1-Year Interest Rate Floor(1)	0.650%	3-Month USD-LIBOR	04/05/2018	$192,400	$(19)	$0

Total Written Options						$(1,265)	$(1,167)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
BOA	CDX.HY-23 5-Year Index 25-35%	5.000%	Quarterly	12/20/2019	$ 800	$107	$(39)	$68	$0

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
GLM	Pay	CPTFEMU	0.000%	Maturity	03/30/2020	EUR	6,500	$(1)	$15	$14	$0

TOTAL RETURN SWAPS ON EQUITY INDICES

Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	RALVEIUT Index	150,688	1-Month USD-LIBOR plus a specified spread	Monthly	08/22/2018	$22,924	$0	$(193)	$0	$(193)
CBK	Receive	RALVEIET Index	66,720	1-Month USD-LIBOR plus a specified spread	Monthly	07/11/2018	10,220	0	(145)	0	(145)
	Receive	RALVEIUT Index	339,374	1-Month USD-LIBOR plus a specified spread	Maturity	01/15/2019	52,192	0	(998)	0	(998)
FBF	Receive	RALVEIUT Index	190,549	1-Month USD-LIBOR plus a specified spread	Monthly	11/28/2018	28,988	0	(245)	0	(245)
MYI	Receive	RALVEIIT Index	108,958	1-Month USD-LIBOR plus a specified spread	Monthly	10/11/2018	16,690	0	(237)	0	(237)
	Receive	RALVEIIT Index	249,201	1-Month USD-LIBOR plus a specified spread	Monthly	03/21/2019	38,200	0	(578)	0	(578)
SOG	Receive	RALVEIUT Index	339,374	1-Month USD-LIBOR plus a specified spread	Maturity	01/29/2019	52,206	0	(1,015)	0	(1,015)

								$0	$(3,411)	$0	$(3,411)

Total Swap Agreements								$106	$(3,435)	$82	$(3,411)

104	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

March 31, 2018

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
AZD	$5	$0	$0	$5	$0	$0	$0	$0	$5	$0	$5
BOA	2	0	68	70	(262)	0	0	(262)	(192)	207	15
BPS	16	0	0	16	(264)	0	(193)	(457)	(441)	766	325
BRC	0	51	0	51	0	(34)	0	(34)	17	0	17
CBK	437	172	0	609	(223)	(478)	(1,143)	(1,844)	(1,235)	1,998	763
DUB	0	21	0	21	0	0	0	0	21	0	21
FBF	0	19	0	19	0	(25)	(245)	(270)	(251)	479	228
GLM	113	122	14	249	(229)	(337)	0	(566)	(317)	390	73
HUS	92	0	0	92	(274)	0	0	(274)	(182)	262	80
JPM	83	30	0	113	(110)	(32)	0	(142)	(29)	0	(29)
MSB	10	0	0	10	(40)	0	0	(40)	(30)	(10)	(40)
MYC	0	192	0	192	0	(213)	0	(213)	(21)	(62)	(83)
MYI	0	0	0	0	0	0	(815)	(815)	(815)	1,268	453
SCX	0	0	0	0	(16)	0	0	(16)	(16)	0	(16)
SOG	3	0	0	3	0	0	(1,015)	(1,015)	(1,012)	1,461	449
UAG	50	0	0	50	(59)	(48)	0	(107)	(57)	0	(57)

Total Over the Counter	$811	$607	$82	$1,500	$(1,477)	$(1,167)	$(3,411)	$(6,055)

(l)	Securities with an aggregate market value of $6,831 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2018.

(1)	The underlying instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	105

Schedule of Investments PIMCO RAE Low Volatility PLUS Fund (Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$120	$120
Swap Agreements	0	0	0	0	91	91

	$0	$0	$0	$0	$211	$211

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$811	$0	$811
Purchased Options	0	0	0	27	580	607
Swap Agreements	0	68	0	0	14	82

	$0	$68	$0	$838	$594	$1,500

	$0	$68	$0	$838	$805	$1,711

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$150	$150
Swap Agreements	0	0	0	0	315	315

	$0	$0	$0	$0	$465	$465

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,477	$0	$1,477
Written Options	0	0	0	256	911	1,167
Swap Agreements	0	0	3,411	0	0	3,411

	$0	$0	$3,411	$1,733	$911	$6,055

	$0	$0	$3,411	$1,733	$1,376	$6,520

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(73)	$0	$(7)	$(80)
Written Options	0	0	108	0	280	388
Futures	0	0	10	0	(55)	(45)
Swap Agreements	0	(2)	0	0	1,767	1,765

	$0	$(2)	$45	$0	$1,985	$2,028

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(3,620)	$0	$(3,620)
Purchased Options	0	0	0	234	(975)	(741)
Written Options	0	0	0	341	209	550
Swap Agreements	0	38	23,039	0	180	23,257

	$0	$38	$23,039	$(3,045)	$(586)	$19,446

	$0	$36	$23,084	$(3,045)	$1,399	$21,474

106	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

March 31, 2018

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$39	$0	$1	$40
Written Options	0	0	(30)	0	(10)	(40)
Futures	0	0	3	0	53	56
Swap Agreements	0	0	0	0	(1,438)	(1,438)

	$0	$0	$12	$0	$(1,394)	$(1,382)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(13)	$0	$(13)
Purchased Options	0	0	0	(199)	(71)	(270)
Written Options	0	0	0	(123)	168	45
Swap Agreements	0	(28)	(12,428)	0	(133)	(12,589)

	$0	$(28)	$(12,428)	$(335)	$(36)	$(12,827)

	$0	$(28)	$(12,416)	$(335)	$(1,430)	$(14,209)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$15,577	$0	$15,577
Industrials	0	4,194	0	4,194
Utilities	0	1,943	0	1,943
U.S. Government Agencies	0	15,180	0	15,180
U.S. Treasury Obligations	0	58,477	0	58,477
Non-Agency Mortgage-Backed Securities	0	11,984	0	11,984
Asset-Backed Securities	0	26,768	0	26,768
Sovereign Issues	0	5,940	0	5,940
Short-Term Instruments
Certificates of Deposit	1,600	1,098	0	2,698
Commercial Paper	0	5,653	0	5,653
Repurchase Agreements	0	543	0	543
Short-Term Notes	0	83	0	83
Argentina Treasury Bills	0	296	0	296
ESM Treasury Bills	0	246	0	246
France Treasury Bills	0	246	0	246
Germany Treasury Bills	0	369	0	369
Greece Treasury Bills	0	487	0	487
Italy Treasury Bills	0	369	0	369
Japan Treasury Bills	0	16,861	0	16,861
U.S. Treasury Bills	0	1,194	0	1,194

	$1,600	$167,508	$0	$169,108

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$68,507	$0	$0	$68,507

Total Investments	$70,107	$167,508	$0	$237,615

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	120	91	0	211
Over the counter	0	1,500	0	1,500

	$120	$1,591	$0	$1,711

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(150)	(315)	0	(465)
Over the counter	0	(6,055)	0	(6,055)

	$(150)	$(6,370)	$0	$(6,520)

Total Financial Derivative Instruments	$(30)	$(4,779)	$0	$(4,809)

Totals	$70,077	$162,729	$0	$232,806

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	107

Schedule of Investments PIMCO RAE Low Volatility PLUS EMG Fund

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 116.5%

CORPORATE BONDS & NOTES 8.0%

BANKING & FINANCE 4.6%
Bank of America Corp.
3.004% due 12/20/2023 •		$5,830	$5,720
Blackstone CQP Holdco LP
6.500% due 03/20/2021		5,000	5,050
Credit Suisse AG
6.500% due 08/08/2023 (g)		200	218
Deutsche Bank AG
3.186% due 02/27/2023 ~		4,100	4,084
Ford Motor Credit Co. LLC
2.262% due 03/28/2019		2,000	1,987
General Motors Financial Co., Inc.
2.967% (US0003M + 1.270%) due 10/04/2019 ~		9,000	9,097
Goldman Sachs Group, Inc.
3.009% (US0003M + 1.170%) due 11/15/2021 ~		6,000	6,075
HSBC Holdings PLC
6.250% due 03/23/2023 •(f)(g)		1,200	1,218
Lloyds Banking Group PLC
7.625% due 06/27/2023 •(f)(g)	GBP	1,400	2,199
Navient Corp.
5.500% due 01/15/2019		$5,600	5,676
8.000% due 03/25/2020		200	213
Nissan Motor Acceptance Corp.
2.372% (US0003M + 0.650%) due 07/13/2022 ~		5,000	5,007
2.650% due 07/13/2022		2,900	2,831
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 •(f)(g)		700	730
8.000% due 08/10/2025 •(f)(g)		200	220
Stichting AK Rabobank Certificaten
6.500% due (f)	EUR	1,160	1,751
UBS AG
7.625% due 08/17/2022 (g)		$950	1,069

			53,145

INDUSTRIALS 2.2%
AbbVie, Inc.
4.700% due 05/14/2045		400	413
Allergan Sales LLC
4.875% due 02/15/2021		1,209	1,250
5.000% due 12/15/2021		400	418
BAT Capital Corp.
2.764% due 08/15/2022		1,300	1,258
Charter Communications Operating LLC
4.464% due 07/23/2022		3,200	3,273
4.908% due 07/23/2025		2,200	2,250
6.384% due 10/23/2035		300	336
6.484% due 10/23/2045		900	990
6.834% due 10/23/2055		100	116
CNPC General Capital Ltd.
2.750% due 05/14/2019		2,000	1,996
CVS Health Corp.
3.500% due 07/20/2022		200	200
Hyundai Capital America
2.500% due 03/18/2019		2,000	1,988
Nakilat, Inc.
6.067% due 12/31/2033		1,500	1,691
QUALCOMM, Inc.
4.800% due 05/20/2045		1,000	1,043
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		3,960	3,896
2.400% due 09/23/2021		4,100	3,961

			25,079

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UTILITIES 1.2%
AT&T, Inc.
2.372% (US0003M + 0.650%) due 01/15/2020 ~	$1,500	$1,506
2.672% (US0003M + 0.950%) due 07/15/2021 ~	6,800	6,875
NextEra Energy Capital Holdings, Inc.
2.372% due 09/03/2019 ~	3,800	3,800
Petrobras Global Finance BV
5.299% due 01/27/2025	1,700	1,681

		13,862

Total Corporate Bonds & Notes (Cost $91,012)		92,086

MUNICIPAL BONDS & NOTES 0.2%

ILLINOIS 0.2%
Chicago, Illinois General Obligation Bonds, Series 2015
7.750% due 01/01/2042	1,800	1,962

Total Municipal Bonds & Notes (Cost $1,759)		1,962

U.S. GOVERNMENT AGENCIES 10.1%
Fannie Mae
3.500% due 11/01/2025 - 06/01/2045	502	506
Fannie Mae, TBA
3.500% due 04/01/2048 - 05/01/2048	104,300	104,340
Freddie Mac
2.177% (LIBOR01M + 0.400%) due 11/15/2043 ~	359	360
Ginnie Mae
3.500% due 05/15/2042 - 04/15/2045	10,220	10,338

Total U.S. Government Agencies (Cost $115,333)		115,544

U.S. TREASURY OBLIGATIONS 56.7%
U.S. Treasury Bonds
3.000% due 02/15/2048 (i)	18,500	18,568
4.250% due 05/15/2039 (i)	34,900	42,409
4.375% due 11/15/2039 (i)	28,400	35,116
4.375% due 05/15/2040 (i)	42,000	51,991
4.500% due 08/15/2039 (i)	36,610	45,981
4.625% due 02/15/2040 (i)	17,000	21,722
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2021	4,706	4,666
0.125% due 01/15/2022	9,966	9,857
0.125% due 04/15/2022	21,301	20,996
0.125% due 07/15/2022	14,659	14,508
0.125% due 07/15/2024 (k)	31,734	30,991
1.000% due 02/15/2048	12,564	12,868
1.750% due 01/15/2028 (k)(m)	5,088	5,590
2.375% due 01/15/2027 (i)	39,946	45,739
2.500% due 01/15/2029	14,316	16,948
U.S. Treasury Notes
1.375% due 09/30/2020 (i)(k)	36,500	35,628
1.375% due 10/31/2020 (k)(m)	5,600	5,461
1.750% due 12/31/2020 (i)(k)	30,900	30,386
1.750% due 09/30/2022 (i)	8,100	7,829
1.750% due 05/15/2023 (m)	2,100	2,016
1.875% due 09/30/2022 (k)(m)	15,200	14,769
2.000% due 11/30/2020 (i)(k)(m)	5,500	5,447
2.000% due 11/30/2022 (i)	86,600	84,514
2.125% due 08/31/2020 (i)(k)(m)	10,600	10,544
2.250% due 12/31/2023 (i)(m)	6,000	5,878
2.250% due 11/15/2027 (i)	65,400	62,609
2.750% due 11/15/2023 (i)(k)(m)	900	906
2.750% due 02/28/2025 (i)	6,400	6,424

Total U.S. Treasury Obligations (Cost $661,918)		650,361

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NON-AGENCY MORTGAGE-BACKED SECURITIES 14.3%
Adjustable Rate Mortgage Trust
3.729% due 01/25/2036 ^~		$9,551	$8,884
Banc of America Mortgage Trust
3.927% due 05/25/2033 ~		93	95
BCAP LLC Trust
2.082% (US0001M + 0.210%) due 05/25/2047 ~		234	219
5.250% due 04/26/2037		2,072	1,779
Bear Stearns Adjustable Rate Mortgage Trust
3.467% due 08/25/2035 ~		1,502	1,441
3.794% due 02/25/2034 ~		202	206
3.968% due 02/25/2036 ^~		19	19
Bear Stearns ALT-A Trust
2.192% (US0001M + 0.320%) due 01/25/2047 ~		13,763	13,672
2.352% (US0001M + 0.480%) due 02/25/2036 ~		5,041	4,823
3.571% due 01/25/2036 ~		1,998	1,950
4.267% due 11/25/2036 ^~		987	846
Bear Stearns Mortgage Funding Trust
2.042% (US0001M + 0.170%) due 06/25/2047 ~		1,529	1,426
2.052% (US0001M + 0.180%) due 10/25/2036 ~		8,364	7,851
Bear Stearns Structured Products, Inc. Trust
3.633% due 01/26/2036 ~		4,977	4,437
Citigroup Commercial Mortgage Trust
1.811% due 09/10/2045 ~(a)		5,535	342
Citigroup Mortgage Loan Trust
1.942% (LIBOR01M + 0.070%) due 01/25/2037 ~		2,459	2,084
Citigroup Mortgage Loan Trust, Inc.
5.500% due 07/25/2034		7,761	8,406
CitiMortgage Alternative Loan Trust
6.000% due 10/25/2037 ^		4,347	4,115
Claris Abs SRL
0.076% (EUR006M + 0.350%) due 10/31/2060 ~	EUR	1,284	1,580
Countrywide Alternative Loan Trust
2.017% (US0001M + 0.195%) due 12/20/2046 ^~		$2,805	2,395
2.272% (US0001M + 0.400%) due 08/25/2035 ~		3,318	2,406
6.000% due 08/25/2036 ^		3,678	3,279
6.000% due 03/25/2037 ^		1,160	768
Countrywide Asset-Backed Certificates
2.672% (US0001M + 0.800%) due 11/25/2035 ~		86	86
Countrywide Home Loan Mortgage Pass-Through Trust
3.247% due 02/20/2036 ~		2,517	2,083
Countrywide Home Loan Reperforming REMIC Trust
6.500% due 03/25/2035 ^		262	264
Deutsche ALT-A Securities, Inc.
2.062% (US0001M + 0.190%) due 02/25/2037 ~		5,687	5,185
Eddystone Finance PLC
1.049% (BP0003M + 0.525%) due 04/19/2021 ~	GBP	3,287	4,613
GSR Mortgage Loan Trust
3.524% due 04/25/2036 ~		$191	174
3.614% due 09/25/2035 ~		404	414
3.641% due 11/25/2035 ~		267	269
6.250% due 10/25/2036 ^		1,421	1,408
HarborView Mortgage Loan Trust
1.958% (US0001M + 0.150%) due 01/25/2047 ~		848	796
2.008% (US0001M + 0.200%) due 09/19/2046 ~		345	310
2.048% (US0001M + 0.240%) due 12/19/2036 ^~		50	47
JPMorgan Chase Commercial Mortgage Securities Re-REMIC Trust
3.227% (LIBOR01M + 1.450%) due 01/15/2033 ~		1,292	1,296
JPMorgan Mortgage Trust
6.000% due 06/25/2037		3,773	3,178

108	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Lehman XS Trust
2.032% (LIBOR01M + 0.160%) due 03/25/2047 ^~	$1,069	$1,041
MASTR Alternative Loan Trust
6.500% due 12/25/2034	3,129	3,463
Merrill Lynch Alternative Note Asset Trust
2.072% (US0001M + 0.200%) due 03/25/2037 ~	49,490	24,093
Merrill Lynch Mortgage Investors Trust
2.664% (US0001M + 1.000%) due 10/25/2035 ~	14	14
Prime Mortgage Trust
2.272% (US0001M + 0.400%) due 02/25/2034 ~	439	421
Residential Accredit Loans, Inc. Trust
2.072% (US0001M + 0.200%) due 05/25/2047 ~	615	597
6.000% due 05/25/2037 ^	6,271	5,743
Structured Adjustable Rate Mortgage Loan Trust
3.022% (US0001M + 1.150%) due 12/25/2037 ^~	8,229	8,105
Structured Asset Mortgage Investments Trust
2.072% (US0001M + 0.200%) due 10/25/2036 ~	2,977	2,730
2.082% (US0001M + 0.210%) due 05/25/2046 ~	3,817	3,246
2.132% (US0001M + 0.260%) due 03/25/2037 ~	548	413
WaMu Mortgage Pass-Through Certificates Trust
2.277% (COF 11 + 1.500%) due 09/25/2046 ~	786	784
2.683% (12MTA + 1.400%) due 08/25/2042 ~	3	3
Washington Mutual Mortgage Pass-Through Certificates Trust
1.992% (US0001M + 0.120%) due 10/25/2036 ^~	9,321	5,170
2.033% (12MTA + 0.750%) due 02/25/2047 ^~	11,812	10,023
3.426% due 02/25/2033 ~	209	204
Wells Fargo Alternative Loan Trust
6.250% due 07/25/2037 ^	4,549	4,314
Wells Fargo Mortgage-Backed Securities Trust
4.153% due 04/25/2036 ~	111	103

Total Non-Agency Mortgage-Backed Securities (Cost $157,290)		163,613

ASSET-BACKED SECURITIES 20.7%
ACE Securities Corp. Home Equity Loan Trust
2.847% (US0001M + 0.975%) due 05/25/2034 ~	2,034	2,035
2.847% (US0001M + 0.975%) due 07/25/2035 ~	500	506
3.747% (US0001M + 1.875%) due 05/25/2034 ~	466	441
Ameriquest Mortgage Securities Trust
2.112% (US0001M + 0.240%) due 10/25/2036 ~	20,210	9,378
2.262% (US0001M + 0.390%) due 03/25/2036 ~	400	397
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.787% (US0001M + 0.915%) due 01/25/2035 ~	4,558	4,564
Argent Securities Trust
2.062% (US0001M + 0.190%) due 03/25/2036 ~	5,645	5,241
Asset-Backed Funding Certificates Trust
2.872% (US0001M + 1.000%) due 06/25/2037 ~	61	49
Citigroup Mortgage Loan Trust
2.032% (US0001M + 0.160%) due 12/25/2036 ~	900	596
4.575% due 10/25/2037	1,054	1,100

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Citigroup Mortgage Loan Trust, Inc.
2.112% (US0001M + 0.240%) due 10/25/2036 ~	$163	$164
Countrywide Asset-Backed Certificates
2.012% (US0001M + 0.140%) due 06/25/2035 ~	2,641	2,365
2.012% (US0001M + 0.140%) due 03/25/2037 ~	3,106	2,633
2.012% (US0001M + 0.140%) due 08/25/2037 ~	1,613	1,451
2.012% (US0001M + 0.140%) due 06/25/2047 ^~	754	693
2.022% (US0001M + 0.150%) due 01/25/2037 ~	2,228	2,152
2.052% (US0001M + 0.180%) due 11/25/2047 ^~	12,476	10,770
2.072% (US0001M + 0.200%) due 08/25/2036 ~	13,698	13,626
2.072% (US0001M + 0.200%) due 06/25/2037 ^~	2,137	1,931
2.072% (US0001M + 0.200%) due 06/25/2047 ~	2,100	1,728
2.092% (US0001M + 0.220%) due 05/25/2047 ~	5,000	4,715
2.112% (US0001M + 0.240%) due 03/25/2036 ~	1,796	1,627
2.202% (US0001M + 0.330%) due 07/25/2036 ~	569	536
Countrywide Asset-Backed Certificates Trust
2.002% (US0001M + 0.130%) due 04/25/2046 ~	2,502	2,228
2.012% (US0001M + 0.140%) due 02/25/2037 ~	4,209	4,041
2.012% (US0001M + 0.140%) due 03/25/2037 ~	1,849	1,783
2.022% (US0001M + 0.150%) due 02/25/2037 ~	396	395
2.022% (US0001M + 0.150%) due 03/25/2047 ~	10,160	9,825
2.032% (US0001M + 0.160%) due 03/25/2037 ~	572	566
2.132% (US0001M + 0.260%) due 09/25/2046 ~	5,600	5,274
First Franklin Mortgage Loan Trust
1.982% (US0001M + 0.110%) due 12/25/2037 ~	15,785	11,611
GE-WMC Asset-Backed Pass-Through Certificates
2.122% (US0001M + 0.250%) due 12/25/2035 ~	6,247	6,297
GSAMP Trust
3.522% (US0001M + 1.650%) due 10/25/2034 ~	498	486
Home Equity Loan Trust
2.032% (US0001M + 0.160%) due 04/25/2037 ~	4,807	4,764
JPMorgan Mortgage Acquisition Trust
1.962% (US0001M + 0.090%) due 07/25/2036 ~	2,224	1,136
2.007% (US0001M + 0.135%) due 07/25/2036 ~	3,335	2,659
2.112% (US0001M + 0.240%) due 11/25/2036 ~	7,984	7,356
2.132% (US0001M + 0.260%) due 06/25/2037 ~	5,600	5,485
Long Beach Mortgage Loan Trust
2.032% (US0001M + 0.160%) due 08/25/2036 ~	16,158	9,190
Mastr Asset Backed Securities Trust
2.112% (US0001M + 0.240%) due 08/25/2036 ~	3,879	2,162
MASTR Asset-Backed Securities Trust
2.032% (US0001M + 0.160%) due 10/25/2036 ~	6,626	4,296
Merrill Lynch Mortgage Investors Trust
1.942% (US0001M + 0.070%) due 04/25/2047 ~	9,439	5,886

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Morgan Stanley ABS Capital, Inc. Trust
1.952% (US0001M + 0.080%) due 09/25/2036 ~		$162	$99
2.002% (US0001M + 0.130%) due 10/25/2036 ~		553	513
2.112% (US0001M + 0.240%) due 06/25/2036 ~		3,664	2,606
2.122% (US0001M + 0.250%) due 03/25/2037 ~		1,474	784
2.802% (US0001M + 0.930%) due 03/25/2035 ~		791	800
Morgan Stanley Home Equity Loan Trust
2.042% (US0001M + 0.170%) due 04/25/2037 ~		5,513	3,662
NovaStar Mortgage Funding Trust
2.042% (US0001M + 0.170%) due 11/25/2036 ~		8,880	4,276
Popular ABS Mortgage Pass-Through Trust
2.122% (US0001M + 0.250%) due 06/25/2047 ^~		2,806	2,730
Renaissance Home Equity Loan Trust
6.998% due 09/25/2037 ^		2,343	1,316
Residential Asset Mortgage Products Trust
2.092% (US0001M + 0.220%) due 12/25/2036 ~		8,872	8,618
2.492% (LIBOR01M + 0.620%) due 07/25/2034 ~		10,070	8,137
Residential Asset Securities Corp. Trust
2.022% (US0001M + 0.150%) due 08/25/2036 ~		1,015	945
2.312% (US0001M + 0.440%) due 12/25/2035 ~		13,186	11,976
Securitized Asset-Backed Receivables LLC Trust
2.122% (US0001M + 0.250%) due 05/25/2036 ~		2,158	1,431
SLM Student Loan Trust
0.000% (EUR003M + 0.260%) due 12/15/2023 ~	EUR	825	1,015
Soundview Home Loan Trust
1.982% (US0001M + 0.110%) due 02/25/2037 ~		$530	225
2.022% (US0001M + 0.150%) due 06/25/2036 ~		218	218
2.032% (US0001M + 0.160%) due 11/25/2036 ~		544	527
2.122% (US0001M + 0.250%) due 07/25/2037 ~		4,360	3,787
Specialty Underwriting & Residential Finance Trust
2.847% (US0001M + 0.975%) due 12/25/2035 ~		1,953	1,953
SpringCastle America Funding LLC
3.050% due 04/25/2029		11,103	11,102
Structured Asset Securities Corp. Mortgage Loan Trust
2.102% (US0001M + 0.230%) due 01/25/2037 ~		4,744	3,375
2.212% (US0001M + 0.340%) due 02/25/2036 ~		2,500	2,505
2.242% (US0001M + 0.370%) due 04/25/2036 ~		2,245	2,107
Structured Asset Securities Corp. Trust
2.332% (US0001M + 0.460%) due 09/25/2035 ~		5,100	4,794
WaMu Asset-Backed Certificates WaMu Trust
2.097% (US0001M + 0.225%) due 05/25/2047 ~		4,677	4,518

Total Asset-Backed Securities (Cost $214,220)			238,157

SOVEREIGN ISSUES 2.0%
Argentina Government International Bond
2.500% due 12/31/2038		4,950	3,299
5.875% due 01/11/2028		3,100	2,921
24.949% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	6,221	318
27.250% due 06/21/2020 ~		100,040	5,290

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	109

Schedule of Investments PIMCO RAE Low Volatility PLUS EMG Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2035 (e)	BRL	13,181	$4,419
6.000% due 05/15/2055 (e)		10,116	3,475
Export-Import Bank of Korea
4.000% due 01/29/2021		$2,900	2,961
Israel Government International Bond
4.125% due 01/17/2048		700	675

Total Sovereign Issues (Cost $24,572)			23,358

SHORT-TERM INSTRUMENTS 4.5%

COMMERCIAL PAPER 0.4%
ENI Finance USA, Inc.
2.048% due 05/07/2018		5,000	4,988

REPURCHASE AGREEMENTS (h) 1.1%
			12,745

SHORT-TERM NOTES 0.1%
Letras del Banco Central de la Republica Argentina
26.100% due 05/16/2018	ARS	1,700	82
26.200% due 05/16/2018		1,400	67
26.250% due 05/16/2018		2,460	119
26.400% due 04/18/2018		7,880	388

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
26.450% due 04/18/2018 - 05/16/2018		$720	$35
26.500% due 04/18/2018		1,000	49

			740

ARGENTINA TREASURY BILLS 0.2%
(1.465)% due 06/29/2018 - 11/16/2018 (b)(c)		5,180	2,317

GREECE TREASURY BILLS 0.3%
1.267% due 03/15/2019 (c)(d)	EUR	2,400	2,920

JAPAN TREASURY BILLS 2.4%
(0.352)% due 04/05/2018 - 05/21/2018 (b)(c)	JPY	2,900,000	27,256

U.S. TREASURY BILLS 0.0%
1.505% due 04/19/2018 - 04/26/2018 (b)(c)(k)(m)		$516	516

Total Short-Term Instruments (Cost $51,578)			51,482

Total Investments in Securities (Cost $1,317,682)			1,336,563

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 15.4%

SHORT-TERM INSTRUMENTS 15.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 15.4%
PIMCO Short Asset Portfolio	17,496,237	$174,997
PIMCO Short-Term Floating NAV Portfolio III	167,331	1,654

Total Short-Term Instruments (Cost $176,657)		176,651

Total Investments in Affiliates (Cost $176,657)		176,651

Total Investments 131.9% (Cost $1,494,339)		$1,513,214

Financial Derivative Instruments (j)(l) 6.6% (Cost or Premiums, net $4,904)		75,639

Other Assets and Liabilities, net (38.5)%		(441,334)

Net Assets 100.0%		$1,147,519

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	Interest only security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	03/29/2018	04/02/2018	$586	U.S. Treasury Notes 2.250% due 01/31/2024	$(599)	$586	$586
JPS	1.700	03/29/2018	04/02/2018	12,159	U.S. Treasury Notes 2.250% due 11/15/2027	(12,169)	12,159	12,161

Total Repurchase Agreements						$(12,768)	$12,745	$12,747

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOS	1.650%	01/23/2018	04/23/2018	$(28,491)	$(28,581)
	2.040	03/21/2018	04/04/2018	(1,930)	(1,931)
	2.200	03/26/2018	04/02/2018	(6,272)	(6,275)

110	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

March 31, 2018

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
CIB	1.660%	02/20/2018	04/20/2018	$(188,468)	$(188,824)
	1.850	03/09/2018	04/06/2018	(5,872)	(5,880)
DEU	2.050	03/26/2018	04/02/2018	(54,877)	(54,899)
GRE	2.030	03/27/2018	04/03/2018	(61,552)	(61,573)
	2.030	04/03/2018	04/10/2018	(49,472)	(49,471)
	2.050	03/28/2018	04/04/2018	(66,045)	(66,064)
JPS	1.900	03/27/2018	04/03/2018	(18,292)	(18,298)

Total Reverse Repurchase Agreements					$(481,796)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
BPG	2.160%	03/27/2018	04/03/2018	$(6,052)	$(6,052)
GSC	1.750	03/13/2018	04/13/2018	(13,184)	(13,177)
	1.750	03/21/2018	04/13/2018	(13,181)	(13,174)
	2.000	03/23/2018	04/03/2018	(6,407)	(6,406)
UBS	1.560	01/09/2018	04/06/2018	(3,874)	(3,874)

Total Sale-Buyback Transactions					$(42,683)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(3)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BOS	$0	$(36,787)	$0	$(36,787)	$36,480	$(307)
CIB	0	(194,704)	0	(194,704)	193,683	(1,021)
DEU	0	(54,899)	0	(54,899)	54,746	(153)
FICC	586	0	0	586	(599)	(13)
GRE	0	(177,108)	0	(177,108)	127,126	(49,982)
JPS	12,161	(18,298)	0	(6,137)	6,398	261

Master Securities Forward Transaction Agreement
BPG	0	0	(6,052)	(6,052)	6,052	(0)
GSC	0	0	(32,757)	(32,757)	32,846	89
UBS	0	0	(3,874)	(3,874)	4,069	195

Total Borrowings and Other Financing Transactions	$12,747	$(481,796)	$(42,683)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(432,325)	$0	$0	$(432,325)

Total	$0	$(432,325)	$0	$0	$(432,325)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(42,683)	0	0	(42,683)

Total	$0	$(42,683)	$0	$0	$(42,683)

Total Borrowings	$0	$(475,008)	$0	$0	$(475,008)

Payable for reverse repurchase agreements and sale-buyback financing transactions(5)					$(475,008)

(i)	Securities with an aggregate market value of $477,063 have been pledged as collateral under the terms of the above master agreements as of March 31, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2018 was $(318,147) at a weighted average interest rate of 1.351%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	111

Schedule of Investments PIMCO RAE Low Volatility PLUS EMG Fund (Cont.)

(3)	Payable for sale-buyback transactions includes $(15) of deferred price drop.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(5)	Unsettled reverse repurchase agreements liability of $(49,471) is outstanding at period end.

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOT U.S. Treasury 2-Year Note June 2018 Futures	$107.500	05/25/2018	85	$170	$1	$1
Call - CBOT U.S. Treasury 2-Year Note June 2018 Futures	107.625	05/25/2018	129	258	1	0
Put - CBOT U.S. Treasury 5-Year Note June 2018 Futures	107.500	05/25/2018	69	69	1	1
Put - CBOT U.S. Treasury 5-Year Note June 2018 Futures	107.750	05/25/2018	57	57	0	1
Put - CBOT U.S. Treasury 5-Year Note June 2018 Futures	108.000	05/25/2018	1	1	0	0
Call - CBOT U.S. Treasury 5-Year Note June 2018 Futures	123.750	05/25/2018	646	646	3	1
Call - CBOT U.S. Treasury 10-Year Note June 2018 Futures	130.500	05/25/2018	720	720	6	11
Call - CBOT U.S. Treasury 10-Year Note June 2018 Futures	131.000	05/25/2018	175	175	1	3
Call - CBOT U.S. Treasury 10-Year Note June 2018 Futures	131.500	05/25/2018	126	126	1	2
Call - CBOT U.S. Treasury 10-Year Note June 2018 Futures	132.000	05/25/2018	2	2	0	0
Call - CBOT U.S. Treasury 10-Year Note June 2018 Futures	132.500	05/25/2018	414	414	4	0
Call - CBOT U.S. Treasury 10-Year Note June 2018 Futures	133.000	05/25/2018	100	100	1	0
Call - CBOT U.S. Treasury 10-Year Note June 2018 Futures	133.500	05/25/2018	278	278	2	0
Call - CBOT U.S. Treasury 10-Year Note June 2018 Futures	135.500	05/25/2018	294	294	3	0
Call - CBOT U.S. Treasury Ultra Long-Term Bond June 2018 Futures	210.000	05/25/2018	227	227	2	0
Call - CBOT U.S. Treasury Ultra Long-Term Bond June 2018 Futures	215.000	05/25/2018	211	211	2	2

					$28	$22

Total Purchased Options					$28	$22

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar December Futures	12/2018	3,207	$	781,746	$(3,199)	$0	$(120)
90-Day Eurodollar March Futures	03/2019	2,189		533,076	(1,125)	0	(82)
90-Day Eurodollar September Futures	09/2020	622		151,130	54	8	0
Euro-Bobl June Futures	06/2018	152	EUR	24,547	167	22	0
Euro-Bund 10-Year Bond June Futures	06/2018	819		160,664	2,816	206	0
U.S. Treasury 5-Year Note June Futures	06/2018	88	$	10,073	56	10	0
United Kingdom Long Gilt June Futures	06/2018	302	GBP	52,040	1,009	288	0

					$(222)	$534	$(202)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar December Futures	12/2019	3,207	$	(779,421)	$3,923	$40	$0
90-Day Eurodollar March Futures	03/2020	2,189		(531,954)	1,174	28	0
90-Day Eurodollar September Futures	09/2021	622		(151,084)	(133)	0	(23)
Australia Government 10-Year Bond June Futures	06/2018	296	AUD	(29,467)	(541)	23	(151)
Euro-OAT France Government 10-Year Bond June Futures	06/2018	259	EUR	(49,266)	(885)	0	(89)
U.S. Treasury 2-Year Note June Futures	06/2018	215	$	(45,711)	(7)	0	(7)
U.S. Treasury 10-Year Note June Futures	06/2018	2,311		(279,956)	(2,173)	0	(542)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2018	475		(76,223)	(2,502)	0	(549)

					$(1,144)	$91	$(1,361)

Total Futures Contracts					$(1,366)	$625	$(1,563)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Variation Margin
								Asset	Liability
CDX.IG-29 5-Year Index	(1.000)%	Quarterly	12/20/2022	$249,100	$(5,310)	$599	$(4,711)	$0	$(221)

112	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

March 31, 2018

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Year BRL-CDI	9.730%	Maturity	01/04/2021	BRL	26,870	$0	$(383)	$(383)	$0	$(11)
Receive	1-Year BRL-CDI	9.743	Maturity	01/04/2021		5,800	0	(83)	(83)	0	(2)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/16/2018		$148,600	(585)	591	6	22	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/16/2018		95,900	(464)	468	4	14	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	01/05/2019		576,000	17	2,676	2,693	78	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2019		203,300	2,056	304	2,360	53	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/16/2019		18,800	(87)	160	73	4	0
Receive(4)	3-Month USD-LIBOR	3.000	Semi-Annual	11/25/2020		64,900	(375)	267	(108)	0	(19)
Pay(4)	3-Month USD-LIBOR	2.900	Semi-Annual	03/05/2021		306,300	50	155	205	66	0
Receive(4)	3-Month USD-LIBOR	2.930	Semi-Annual	03/05/2022		306,300	(10)	(294)	(304)	0	(48)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	07/12/2023		19,400	30	650	680	0	(15)
Pay(4)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		246,500	(319)	(1,087)	(1,406)	164	0
Receive(4)	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025		85,900	4,727	(555)	4,172	0	(112)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		171,910	(1,984)	15,010	13,026	0	(265)
Receive(4)	3-Month USD-LIBOR	2.985	Semi-Annual	06/05/2029		56,900	0	(517)	(517)	0	(155)
Receive(4)	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		37,500	4,144	(1,201)	2,943	0	(220)
Receive(4)	3-Month USD-LIBOR	3.005	Semi-Annual	04/23/2049		18,700	0	(451)	(451)	0	(118)
Receive(4)	3-Month USD-LIBOR	3.007	Semi-Annual	05/30/2049		24,600	0	(598)	(598)	0	(156)
Pay(4)	6-Month EUR-EURIBOR	1.514	Annual	01/04/2028	EUR	64,700	24	(189)	(165)	33	0
Pay(4)	6-Month EUR-EURIBOR	1.750	Annual	01/04/2028		30,600	(24)	371	347	17	0
Receive(4)	6-Month EUR-EURIBOR	2.099	Annual	01/04/2033		166,000	(68)	(505)	(573)	138	0
Receive(4)	6-Month EUR-EURIBOR	2.150	Annual	01/04/2033		80,300	24	(525)	(501)	66	0
Pay(4)	6-Month EUR-EURIBOR	2.036	Annual	02/03/2037		38,700	0	161	161	0	(77)
Pay(4)	6-Month EUR-EURIBOR	2.050	Annual	01/04/2038		158,800	45	680	725	0	(195)
Receive(4)	6-Month EUR-EURIBOR	1.500	Annual	06/20/2048		11,600	274	(277)	(3)	31	0
Pay(4)	6-Month GBP-LIBOR	1.000	Annual	09/19/2019	GBP	317,600	690	(1,188)	(498)	102	0
Receive(4)	6-Month GBP-LIBOR	1.000	Annual	09/18/2020		330,200	23	1,535	1,558	0	(277)
Receive	6-Month GBP-LIBOR	2.000	Semi-Annual	03/18/2022		25,300	(210)	(791)	(1,001)	0	(71)
Receive(4)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2028		11,200	258	(186)	72	0	(61)
Receive(4)	6-Month GBP-LIBOR	2.040	Semi-Annual	02/01/2037		11,700	4	(524)	(520)	0	(32)
Receive(4)	6-Month GBP-LIBOR	2.043	Semi-Annual	02/01/2037		21,900	0	(980)	(980)	0	(64)
Receive(4)	6-Month GBP-LIBOR	1.750	Semi-Annual	09/19/2048		2,900	(152)	(82)	(234)	0	(24)
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	09/20/2046	JPY	2,510,000	775	1,380	2,155	43	0
Pay	CPTFEMU	0.740	Maturity	01/15/2020	EUR	30,900	(287)	639	352	0	(3)
Pay	CPTFEMU	1.710	Maturity	03/15/2033		2,400	(3)	(20)	(23)	0	(2)
Receive	CPTFEMU	1.946	Maturity	03/15/2048		2,400	7	37	44	0	0

							$8,580	$14,648	$23,228	$831	$(1,927)

Total Swap Agreements							$3,270	$15,247	$18,517	$831	$(2,148)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$22	$625	$831	$1,478	$0	$(1,563)	$(2,148)	$(3,711)

(k)	Securities with an aggregate market value of $26,481 and cash of $2,337 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	113

Schedule of Investments PIMCO RAE Low Volatility PLUS EMG Fund (Cont.)

(l)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	04/2018	ARS	3,674		$181	$0	$(1)
	04/2018	DKK	102,957		15,083	0	(1,910)
	04/2018	JPY	310,000		2,926	12	0
	04/2018	RUB	86,080		1,501	3	(4)
	05/2018	ARS	2,460		118	0	(2)
	05/2018		$174	ARS	3,574	1	0
	05/2018		1,124	EUR	908	0	(3)
	07/2018	DKK	6,905		$1,029	0	(118)
BPS	04/2018	ARS	870		42	0	(1)
	04/2018	BRL	11,221		3,376	0	(23)
	04/2018	DKK	181,756		26,966	0	(3,034)
	04/2018		$174	ARS	3,574	3	0
	04/2018		3,445	BRL	11,221	0	(46)
	05/2018	SEK	1,135		$142	5	0
	05/2018		$475	EUR	386	1	0
	12/2018	JPY	3,100,000		$28,251	0	(1,439)
BRC	04/2018	ARS	5,100		252	1	0
	05/2018		450		22	0	0
CBK	04/2018		2,000		99	0	0
	04/2018	CHF	12,885		13,645	167	0
	04/2018	DKK	605		96	0	(4)
	04/2018	GBP	14,786		20,801	56	0
	05/2018	ARS	1,700		83	0	0
	05/2018	JPY	380,000		3,496	0	(83)
	05/2018		$3,961	EUR	3,190	0	(25)
	05/2018		230	HUF	58,982	3	0
	06/2018	KRW	7,145,688		$6,722	0	(18)
	07/2018	DKK	16,506		2,574	0	(170)
	12/2018	JPY	5,210,000		47,527	0	(2,372)
	12/2018		$75,299	JPY	8,310,000	4,290	0
	03/2019	EUR	2,400		$3,055	17	0
DUB	04/2018	BRL	29,424		8,852	0	(60)
	04/2018		$8,931	BRL	29,423	0	(19)
	04/2018		79,045	DKK	474,695	0	(694)
	05/2018	ARS	5,505		$263	0	(3)
	05/2018	BRL	29,423		8,905	14	0
	06/2018		$15,254	RUB	878,069	0	(49)
FBF	04/2018	BRL	28,957		$8,712	0	(59)
	04/2018		$8,788	BRL	28,957	0	(17)
	05/2018	BRL	28,957		$8,763	13	0
GLM	04/2018	DKK	196,717		29,093	0	(3,376)
	04/2018	NOK	1,060		134	0	(1)
	04/2018		$3,553	DKK	23,197	276	0
	05/2018	ARS	950		$45	0	(1)
	05/2018	EUR	20,077		24,791	15	0
	05/2018	JPY	300,000		2,825	0	(2)
	05/2018		$12,326	MXN	231,671	345	0
	06/2018	KRW	7,133,386		$6,722	0	(6)
	06/2018		$16,398	CNH	104,179	153	0
	06/2018		1,137	KRW	1,213,207	7	0
	06/2018		768	MYR	3,016	13	0
HUS	04/2018	ARS	100		$5	0	0
	04/2018	AUD	999		775	8	0
	04/2018	RUB	29,046		503	0	(3)
	04/2018		$4,711	ARS	97,711	122	0
	04/2018		1,508	CHF	1,426	0	(16)
	04/2018		21,003	GBP	14,786	5	(263)
	04/2018		971	JPY	103,066	0	(2)
	04/2018		504	RUB	29,046	3	0
	05/2018	ARS	520		$25	0	0
	05/2018	AUD	574		440	0	(1)
	05/2018	GBP	13,942		19,848	263	0
	05/2018	MXN	10,982		583	0	(18)
	05/2018	RUB	1,372,493		23,671	0	(131)

114	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

March 31, 2018

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	05/2018	TRY	8,512		2,153	$34	$(7)
	05/2018		$505	CHF	480	0	(1)
	05/2018		3,666	EUR	2,957	1	(18)
	05/2018		433	GBP	307	0	(2)
	05/2018		501	JPY	53,077	0	(1)
	05/2018		735	ZAR	8,835	9	(1)
	06/2018	CNY	6,735		$1,057	0	(12)
	06/2018	KRW	22,224,772		20,560	0	(403)
	06/2018		$2,220	RUB	126,816	0	(24)
	06/2018		6,405	SGD	8,414	27	(3)
	01/2021	BRL	4,390		$677	0	(512)
JPM	04/2018	AUD	424		327	1	0
	04/2018	BRL	69,602		21,295	213	0
	04/2018	CAD	1,663		1,295	4	0
	04/2018	DKK	18,495		2,745	0	(307)
	04/2018	JPY	3,248,400		30,661	125	0
	04/2018	NZD	1,990		1,436	0	(2)
	04/2018	RUB	50,556		885	5	(2)
	04/2018		$20,940	BRL	69,602	142	0
	04/2018		12,126	CHF	11,459	0	(140)
	04/2018		15,031	JPY	1,602,400	30	0
	05/2018	AUD	309		$237	0	0
	05/2018	CHF	11,459		12,155	140	0
	05/2018		$15,215	JPY	1,620,000	47	0
	06/2018	CNY	2,657		$417	0	(5)
	06/2018		$2,722	KRW	2,912,605	25	0
	07/2018		3,469	DKK	20,810	0	(11)
MSB	04/2018	ARS	910		$44	0	(1)
	04/2018	JPY	2,118,548		19,906	0	(9)
	04/2018	RUB	107,590		1,885	12	0
	04/2018		$1,888	RUB	107,590	0	(12)
	05/2018	ARS	96,377		$4,596	0	(70)
	05/2018	JPY	1,000,000		9,189	0	(232)
	05/2018		$6,803	EUR	5,453	0	(73)
	06/2018		20,838	RUB	1,190,504	0	(222)
RBC	06/2018		1,694	KRW	1,806,453	10	0
SCX	05/2018		975	EUR	789	0	(2)
	06/2018	RUB	28,598		$499	3	0
	06/2018	SGD	36,890		28,072	0	(114)
SOG	06/2018	CNY	3,302		520	0	(4)
	06/2018		$1,170	KRW	1,250,578	10	0
SSB	05/2018		1,501	JPY	160,000	5	0
UAG	04/2018		13,059		1,371,482	0	(169)
	05/2018	JPY	1,771,482		$16,762	172	(89)
	05/2018		$5,968	TRY	23,376	0	(128)
	06/2018	CNY	13,679		$2,157	0	(14)
	06/2018		$1,206	HKD	9,408	0	(4)

Total Forward Foreign Currency Contracts						$6,811	$(16,568)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Cost	Market Value
BRC	Put - OTC EUR versus USD	$1.200	02/28/2019	EUR	17,200	$252	$200

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.750%	10/12/2018	GBP	26,600	$700	$385
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018	$	25,400	1,292	717
DUB	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.670	10/08/2018	GBP	18,300	485	323
FBF	Call - OTC 2-Year Interest Rate Swap(1)	3-Month USD-LIBOR	Pay	1.850	11/30/2018	$	450,600	650	179

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	115

Schedule of Investments PIMCO RAE Low Volatility PLUS EMG Fund (Cont.)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150%	01/31/2019	$	216,000	$227	$182
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		50,600	2,618	1,428
JPM	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.700	10/11/2018	GBP	27,100	724	448
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.650	11/15/2018	$	203,400	1,154	14
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.785	09/21/2018		151,000	833	38
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018		57,850	2,782	1,709
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.370	03/27/2020		28,300	1,138	1,046

								$12,603	$6,469

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Cost	Market Value
MYC	Put - OTC 1-Year Interest Rate Floor(1)	0.400%	3-Month USD-LIBOR	04/05/2018	$	2,958,400	$1,923	$0

Total Purchased Options							$14,778	$6,669

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BRC	Call - OTC EUR versus USD	$	1.325	02/28/2019	EUR 17,200	$(254)	$(257)
CBK	Put - OTC AUD versus USD		0.784	04/27/2018	AUD 20,200	(103)	(356)
	Call - OTC EUR versus TRY	TRY	5.900	11/14/2018	EUR 12,400	(397)	(203)
	Call - OTC USD versus TRY		4.900	11/14/2018	$ 14,600	(402)	(142)
GLM	Call - OTC AUD versus USD	$	0.803	04/27/2018	AUD 20,200	(61)	(4)
	Put - OTC USD versus MXN	MXN	18.500	04/12/2018	$ 13,900	(124)	(260)
	Put - OTC USD versus ZAR	ZAR	12.250	06/20/2018	6,400	(99)	(256)
JPM	Call - OTC USD versus ZAR		12.250	06/20/2018	6,700	(228)	(107)
	Call - OTC USD versus ZAR		12.250	06/26/2018	11,100	(380)	(190)
UAG	Put - OTC USD versus ZAR		12.250	06/26/2018	10,700	(166)	(432)

						$(2,214)	$(2,207)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$ 126,800	$(1,319)	$(1,652)
FBF	Call - OTC 5-Year Interest Rate Swap(1)	3-Month USD-LIBOR	Receive	2.190	11/30/2018	175,300	(618)	(245)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	252,800	(2,692)	(3,294)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.210	01/31/2019	43,200	(227)	(193)
MYC	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.400	03/27/2020	205,400	(1,138)	(1,094)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018	289,300	(3,062)	(3,615)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	11/15/2018	43,800	(1,156)	(63)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.230	09/21/2018	31,100	(845)	(108)

							$(11,057)	$(10,264)

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums (Received)	Market Value
MYC	Put - OTC 1-Year Interest Rate Floor(1)	0.650%	3-Month USD-LIBOR	04/05/2018	$	2,958,400	$(296)	$0

Total Written Options							$(13,567)	$(12,471)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
BOA	CDX.HY-23 5-Year Index 25-35%	5.000%	Quarterly	12/20/2019	$ 3,000	$402	$(146)	$256	$0

116	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

March 31, 2018

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
GLM	Pay	CPTFEMU	0.993%	Maturity	03/30/2020	EUR	55,600	$(7)	$124	$117	$0

TOTAL RETURN SWAPS ON EQUITY INDICES

Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	RALVEIET Index	2,438,894	1-Month USD-LIBOR plus a specified spread	Maturity	07/25/2018	$264,072	$0	$30,753	$30,753	$0
FBF	Receive	RALVEIET Index	648,153	1-Month USD-LIBOR plus a specified spread	Monthly	11/28/2018	79,269	0	(298)	0	(298)
JPM	Receive	RALVEIET Index	3,681,708	1-Month USD-LIBOR plus a specified spread	Maturity	09/12/2018	415,239	0	29,687	29,687	0
MEI	Receive	RALVEIET Index	3,151,592	1-Month USD-LIBOR plus a specified spread	Maturity	07/11/2018	347,882	0	32,916	32,916	0

								$0	$93,058	$93,356	$(298)

Total Swap Agreements								$395	$93,036	$93,729	$(298)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
BOA	$16	$0	$256	$272	$(2,038)	$0	$0	$(2,038)	$(1,766)	$1,806	$40
BPS	9	0	30,753	30,762	(4,543)	0	0	(4,543)	26,219	(25,200)	1,019
BRC	1	585	0	586	0	(257)	0	(257)	329	(430)	(101)
CBK	4,533	717	0	5,250	(2,672)	(2,353)	0	(5,025)	225	47	272
DUB	14	323	0	337	(825)	0	0	(825)	(488)	0	(488)
FBF	13	179	0	192	(76)	(245)	(298)	(619)	(427)	1,423	996
GLM	809	1,610	117	2,536	(3,386)	(4,007)	0	(7,393)	(4,857)	5,011	154
HUS	472	0	0	472	(1,418)	0	0	(1,418)	(946)	560	(386)
JPM	732	448	29,687	30,867	(467)	(297)	0	(764)	30,103	(29,068)	1,035
MEI	0	0	32,916	32,916	0	0	0	0	32,916	(31,800)	1,116
MSB	12	0	0	12	(619)	0	0	(619)	(607)	750	143
MYC	0	2,807	0	2,807	0	(4,880)	0	(4,880)	(2,073)	1,890	(183)
RBC	10	0	0	10	0	0	0	0	10	0	10
SCX	3	0	0	3	(116)	0	0	(116)	(113)	0	(113)
SOG	10	0	0	10	(4)	0	0	(4)	6	0	6
SSB	5	0	0	5	0	0	0	0	5	0	5
UAG	172	0	0	172	(404)	(432)	0	(836)	(664)	897	233

Total Over the Counter	$6,811	$6,669	$93,729	$107,209	$(16,568)	$(12,471)	$(298)	$(29,337)

(m)	Securities with an aggregate market value of $12,950 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2018.

(1)	The underlying instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	117

Schedule of Investments PIMCO RAE Low Volatility PLUS EMG Fund (Cont.)

(5)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$22	$22
Futures	0	0	0	0	625	625
Swap Agreements	0	0	0	0	831	831

	$0	$0	$0	$0	$1,478	$1,478

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$6,811	$0	$6,811
Purchased Options	0	0	0	200	6,469	6,669
Swap Agreements	0	256	93,356	0	117	93,729

	$0	$256	$93,356	$7,011	$6,586	$107,209

	$0	$256	$93,356	$7,011	$8,064	$108,687

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,563	$1,563
Swap Agreements	0	221	0	0	1,927	2,148

	$0	$221	$0	$0	$3,490	$3,711

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$16,568	$0	$16,568
Written Options	0	0	0	2,207	10,264	12,471
Swap Agreements	0	0	298	0	0	298

	$0	$0	$298	$18,775	$10,264	$29,337

	$0	$221	$298	$18,775	$13,754	$33,048

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(869)	$0	$(143)	$(1,012)
Written Options	0	0	1,289	0	4,114	5,403
Futures	0	0	1,552	0	13,756	15,308
Swap Agreements	0	2,715	0	0	27,686	30,401

	$0	$2,715	$1,972	$0	$45,413	$50,100

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(45,550)	$0	$(45,550)
Purchased Options	0	0	0	2,805	(11,163)	(8,358)
Written Options	0	3	0	4,018	2,979	7,000
Swap Agreements	0	141	498,678	0	2,937	501,756

	$0	$144	$498,678	$(38,727)	$(5,247)	$454,848

	$0	$2,859	$500,650	$(38,727)	$40,166	$504,948

118	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

March 31, 2018

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$463	$0	$(6)	$457
Written Options	0	0	(359)	0	(148)	(507)
Futures	0	0	(1,357)	0	(2,585)	(3,942)
Swap Agreements	0	(2,381)	0	0	(24,623)	(27,004)

	$0	$(2,381)	$(1,253)	$0	$(27,362)	$(30,996)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$12,176	$0	$12,176
Purchased Options	0	0	0	(2,331)	(1,905)	(4,236)
Written Options	0	0	0	(1,090)	1,731	641
Swap Agreements	0	(100)	(223,245)	0	(2,669)	(226,014)

	$0	$(100)	$(223,245)	$8,755	$(2,843)	$(217,433)

	$0	$(2,481)	$(224,498)	$8,755	$(30,205)	$(248,429)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$53,145	$0	$53,145
Industrials	0	25,079	0	25,079
Utilities	0	13,862	0	13,862
Municipal Bonds & Notes
Illinois	0	1,962	0	1,962
U.S. Government Agencies	0	115,544	0	115,544
U.S. Treasury Obligations	0	650,361	0	650,361
Non-Agency Mortgage-Backed Securities	0	163,613	0	163,613
Asset-Backed Securities	0	238,157	0	238,157
Sovereign Issues	0	23,358	0	23,358
Short-Term Instruments
Commercial Paper	0	4,988	0	4,988
Repurchase Agreements	0	12,745	0	12,745
Short-Term Notes	0	740	0	740
Argentina Treasury Bills	0	2,317	0	2,317
Greece Treasury Bills	0	2,920	0	2,920
Japan Treasury Bills	0	27,256	0	27,256
U.S. Treasury Bills	0	516	0	516

	$0	$1,336,563	$0	$1,336,563

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$176,651	$0	$0	$176,651

Total Investments	$176,651	$1,336,563	$0	$1,513,214

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	625	853	0	1,478
Over the counter	0	107,209	0	107,209

	$625	$108,062	$0	$108,687

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,563)	(2,148)	0	(3,711)
Over the counter	0	(29,337)	0	(29,337)

	$(1,563)	$(31,485)	$0	$(33,048)

Total Financial Derivative Instruments	$(938)	$76,577	$0	$75,639

Totals	$175,713	$1,413,140	$0	$1,588,853

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	119

Schedule of Investments PIMCO RAE Low Volatility PLUS International Fund

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 96.4%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Charter Communications Operating LLC
3.880% due 04/30/2025		$1,376	$1,382

Total Loan Participations and Assignments (Cost $1,374)			1,382

CORPORATE BONDS & NOTES 15.7%

BANKING & FINANCE 13.6%
Bank of America Corp.
2.650% due 04/01/2019		4,500	4,498
5.650% due 05/01/2018		2,200	2,206
Barclays Bank PLC
10.179% due 06/12/2021		300	352
Barclays PLC
3.200% due 08/10/2021		3,100	3,064
6.500% due 09/15/2019 •(f)(g)	EUR	800	1,048
Blackstone CQP Holdco LP
6.500% due 03/20/2021		$2,700	2,727
BRFkredit A/S
2.000% due 04/01/2018	DKK	3,300	545
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022		$600	605
Deutsche Bank AG
3.186% due 02/27/2023 ~		1,900	1,892
4.250% due 10/14/2021		1,500	1,524
General Motors Financial Co., Inc.
2.967% (US0003M + 1.270%) due 10/04/2019 ~		5,100	5,155
Goldman Sachs Group, Inc.
2.904% (US0003M + 1.160%) due 04/23/2020 ~		3,000	3,043
3.009% (US0003M + 1.170%) due 11/15/2021 ~		1,900	1,924
HBOS PLC
6.750% due 05/21/2018		3,700	3,720
HSBC Holdings PLC
3.196% (US0003M + 1.500%) due 01/05/2022 ~		1,300	1,339
3.400% due 03/08/2021		800	804
6.250% due 03/23/2023 •(f)(g)		600	609
International Lease Finance Corp.
7.125% due 09/01/2018		1,000	1,017
LeasePlan Corp. NV
2.500% due 05/16/2018		7,500	7,495
Morgan Stanley
5.500% due 01/26/2020		3,500	3,654
6.625% due 04/01/2018		2,500	2,500
Nykredit Realkredit A/S
1.000% due 04/01/2018	DKK	50,000	8,253
2.000% due 04/01/2018		47,400	7,824
2.000% due 07/01/2018		3,300	548
Realkredit Danmark A/S
1.000% due 04/01/2018		97,500	16,093
2.000% due 04/01/2018		16,300	2,690
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 •(f)(g)		$500	521
8.000% due 08/10/2025 •(f)(g)		100	110
SL Green Realty Corp.
4.500% due 12/01/2022		1,300	1,334
UBS AG
7.625% due 08/17/2022 (g)		1,900	2,138

			89,232

INDUSTRIALS 1.0%
AbbVie, Inc.
2.900% due 11/06/2022		100	98
3.200% due 11/06/2022		100	99
Allergan Sales LLC
4.875% due 02/15/2021		465	481

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BAT Capital Corp.
2.719% due 08/15/2022 ~	$900	$906
2.764% due 08/15/2022	500	484
Charter Communications Operating LLC
4.464% due 07/23/2022	600	614
CNPC General Capital Ltd.
2.750% due 05/14/2019	1,200	1,197
CVS Health Corp.
3.500% due 07/20/2022	100	100
Hyundai Capital America
2.500% due 03/18/2019	1,200	1,193
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	980	964
2.400% due 09/23/2021	850	821

		6,957

UTILITIES 1.1%
AT&T, Inc.
2.372% (US0003M + 0.650%) due 01/15/2020 ~	100	100
2.672% (US0003M + 0.950%) due 07/15/2021 ~	3,000	3,033
4.100% due 02/15/2028	612	609
NextEra Energy Capital Holdings, Inc.
2.372% due 09/03/2019 ~	1,900	1,900
Petrobras Global Finance BV
5.299% due 01/27/2025	212	210
Verizon Communications, Inc.
3.376% due 02/15/2025	1,479	1,455

		7,307

Total Corporate Bonds & Notes (Cost $98,429)		103,496

MUNICIPAL BONDS & NOTES 0.4%

ILLINOIS 0.3%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	600	666
7.750% due 01/01/2042	1,000	1,090

		1,756

RHODE ISLAND 0.1%
Rhode Island Student Loan Authority Revenue Bonds, Series 2014
2.364% due 10/02/2028 ~	1,028	1,021

Total Municipal Bonds & Notes (Cost $2,601)		2,777

U.S. GOVERNMENT AGENCIES 11.0%
Fannie Mae
1.932% (LIBOR01M + 0.060%) due 07/25/2037 ~	656	645
3.500% due 04/01/2029	89	91
Fannie Mae, TBA
3.500% due 04/01/2048 - 05/01/2048	53,200	53,240
Freddie Mac
2.177% (LIBOR01M + 0.400%) due 11/15/2043 ~	15,951	15,990
Ginnie Mae
3.500% due 02/15/2045 - 06/15/2045	2,089	2,112

Total U.S. Government Agencies (Cost $71,842)		72,078

U.S. TREASURY OBLIGATIONS 31.6%
U.S. Treasury Bonds
2.750% due 08/15/2047 (m)	1,300	1,240
3.000% due 02/15/2048	8,600	8,632
4.250% due 05/15/2039 (m)	11,700	14,217

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.375% due 11/15/2039 (m)		$5,600	$6,924
4.375% due 05/15/2040		14,600	18,073
4.500% due 08/15/2039		13,000	16,328
4.625% due 02/15/2040		5,600	7,155
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2021		2,510	2,489
0.125% due 01/15/2022		5,366	5,308
0.125% due 04/15/2022		11,517	11,352
0.125% due 07/15/2022 (k)		20,803	20,589
0.125% due 01/15/2023 (k)		17,074	16,785
0.125% due 07/15/2024		1,461	1,427
0.250% due 01/15/2025		18,508	18,092
0.375% due 01/15/2027		2,914	2,838
1.000% due 02/15/2048		6,634	6,794
2.375% due 01/15/2025		3,945	4,416
2.500% due 01/15/2029		9,929	11,754
U.S. Treasury Notes
1.375% due 10/31/2020 (k)(m)		2,000	1,950
1.500% due 08/15/2026 (m)		3,100	2,812
1.875% due 09/30/2022 (k)(m)		7,500	7,287
2.250% due 08/15/2027		2,000	1,917
2.375% due 05/15/2027 (i)		19,500	18,909
2.500% due 05/15/2024 (m)		500	496

Total U.S. Treasury Obligations (Cost $211,987)			207,784

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.5%
American Home Mortgage Assets Trust
2.062% (US0001M + 0.190%) due 10/25/2046 ~		302	221
BCAP LLC Trust
2.082% (US0001M + 0.210%) due 05/25/2047 ~		234	219
5.250% due 04/26/2037		1,657	1,423
Bear Stearns Adjustable Rate Mortgage Trust
3.794% due 02/25/2034 ~		202	206
Bear Stearns ALT-A Trust
3.571% due 01/25/2036 ~		309	301
Bear Stearns Mortgage Funding Trust
2.042% (US0001M + 0.170%) due 06/25/2047 ~		663	619
2.052% (US0001M + 0.180%) due 10/25/2036 ~		3,601	3,380
Berica ABS SRL
0.000% (EUR003M + 0.300%) due 12/31/2055 ~	EUR	2,595	3,192
Citigroup Commercial Mortgage Trust
1.811% due 09/10/2045 ~(a)		$15,222	942
Citigroup Mortgage Loan Trust
3.630% (H15T1Y + 2.400%) due 10/25/2035 ~		58	59
Claris Abs SRL
0.076% (EUR006M + 0.350%) due 10/31/2060 ~	EUR	5,486	6,749
Countrywide Alternative Loan Trust
2.272% (US0001M + 0.400%) due 08/25/2035 ~		$1,528	1,108
3.333% (12MTA + 2.050%) due 10/20/2035 ~		1,535	1,179
Countrywide Home Loan Mortgage Pass-Through Trust
3.247% due 02/20/2036 ~		1,418	1,173
Downey Savings & Loan Association Mortgage Loan Trust
3.447% due 07/19/2044 ~		30	31
GP Portfolio Trust
2.977% (LIBOR01M + 1.200%) due 02/15/2027 ~		35	35
HarborView Mortgage Loan Trust
1.958% (US0001M + 0.150%) due 01/25/2047 ~		457	428
3.806% due 07/19/2035 ^~		359	328
HomeBanc Mortgage Trust
2.142% (US0001M + 0.270%) due 10/25/2035 ~		251	251

120	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
IndyMac Mortgage Loan Trust
2.352% (US0001M + 0.480%) due 04/25/2035 ~	$1,376	$1,319
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.217% (US0001M + 0.440%) due 12/15/2030 ~	82	80
Merrill Lynch Alternative Note Asset Trust
1.982% (US0001M + 0.110%) due 03/25/2037 ~	16,728	7,643
2.072% (US0001M + 0.200%) due 03/25/2037 ~	15,798	7,937
Merrill Lynch Mortgage Investors Trust
3.371% due 04/25/2035 ~	537	524
Merrill Lynch Mortgage-Backed Securities Trust
3.671% due 04/25/2037 ^~	263	230
Prime Mortgage Trust
2.272% (US0001M + 0.400%) due 02/25/2034 ~	33	32
RBSSP Resecuritization Trust
1.861% (LIBOR01M + 0.240%) due 06/27/2036 ~	1,300	1,118
Residential Asset Securitization Trust
5.500% due 08/25/2034	516	526
Structured Adjustable Rate Mortgage Loan Trust
3.602% due 04/25/2035 ~	73	71
Structured Asset Mortgage Investments Trust
2.082% (US0001M + 0.210%) due 04/25/2036 ~	102	94
Thornburg Mortgage Securities Trust
3.927% (LIBOR01M + 1.250%) due 06/25/2047 ^~	2,942	2,671
WaMu Mortgage Pass-Through Certificates Trust
2.033% (12MTA + 0.750%) due 06/25/2047 ~	2,397	2,363
2.182% (US0001M + 0.310%) due 01/25/2045 ~	123	122
3.156% due 06/25/2037 ^~	2,337	2,248
Washington Mutual Mortgage Pass-Through Certificates Trust
3.426% due 02/25/2033 ~	1	1
Wells Fargo Mortgage-Backed Securities Trust
4.153% due 04/25/2036 ~	258	241
5.750% due 05/25/2036 ^	494	496

Total Non-Agency Mortgage-Backed Securities (Cost $52,647)		49,560

ASSET-BACKED SECURITIES 23.5%
ACE Securities Corp. Home Equity Loan Trust
2.772% (US0001M + 0.900%) due 08/25/2035 ~	1,800	1,730
Apidos CLO
2.865% (US0003M + 1.120%) due 07/22/2026 ~	5,100	5,104
Argent Securities Trust
2.062% (US0001M + 0.190%) due 03/25/2036 ~	3,013	2,798
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.252% (US0001M + 0.380%) due 02/25/2036 ~	1,662	1,309
Bear Stearns Asset-Backed Securities Trust
1.982% (US0001M + 0.110%) due 02/25/2037 ~	785	808
2.822% (US0001M + 0.950%) due 10/25/2037 ~	3,329	2,915
Citigroup Mortgage Loan Trust
2.032% (US0001M + 0.160%) due 12/25/2036 ~	1,838	1,300
2.272% (US0001M + 0.400%) due 11/25/2046 ~	1,354	1,326
Citigroup Mortgage Loan Trust, Inc.
2.132% (US0001M + 0.260%) due 03/25/2037 ~	629	573

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Countrywide Asset-Backed Certificates
2.012% (US0001M + 0.140%) due 05/25/2035 ~	$856	$815
2.012% (US0001M + 0.140%) due 06/25/2035 ~	2,615	2,342
2.012% (US0001M + 0.140%) due 05/25/2037 ~	5,378	5,085
2.012% (US0001M + 0.140%) due 06/25/2037 ~	3,578	3,265
2.012% (US0001M + 0.140%) due 08/25/2037 ~	890	800
2.012% (US0001M + 0.140%) due 06/25/2047 ^~	377	346
2.072% (US0001M + 0.200%) due 06/25/2047 ~	1,225	1,008
2.102% (US0001M + 0.230%) due 05/25/2037 ~	6,000	5,524
2.362% (US0001M + 0.490%) due 02/25/2036 ~	6,000	6,012
3.672% (US0001M + 1.800%) due 12/25/2033 ~	432	414
Countrywide Asset-Backed Certificates Trust
2.672% (US0001M + 0.800%) due 08/25/2047 ~	849	843
Ellington Loan Acquisition Trust
2.922% (US0001M + 1.050%) due 05/25/2037 ~	3,943	3,780
First Franklin Mortgage Loan Trust
2.352% (US0001M + 0.480%) due 12/25/2035 ~	300	302
GSAMP Trust
3.522% (US0001M + 1.650%) due 10/25/2034 ~	260	254
Halcyon Loan Advisors Funding Ltd.
2.845% (US0003M + 1.100%) due 10/22/2025 ~	3,500	3,503
Hildene CLO Ltd.
2.919% (US0003M + 1.180%) due 07/19/2026 ~	3,500	3,503
HSI Asset Securitization Corp. Trust
2.202% (US0001M + 0.330%) due 02/25/2036 ~	2,500	2,326
JPMorgan Mortgage Acquisition Trust
2.012% (US0001M + 0.140%) due 10/25/2036 ~	1,851	1,850
2.032% (US0001M + 0.160%) due 05/25/2036 ~	286	286
2.132% (US0001M + 0.260%) due 06/25/2037 ~	3,200	3,134
Long Beach Mortgage Loan Trust
2.022% (US0001M + 0.150%) due 05/25/2036 ~	2,158	1,476
2.032% (US0001M + 0.160%) due 08/25/2036 ~	2,214	1,259
Mastr Asset Backed Securities Trust
2.112% (US0001M + 0.240%) due 08/25/2036 ~	2,302	1,283
MASTR Asset-Backed Securities Trust
2.562% (US0001M + 0.690%) due 06/25/2035 ~	506	509
Morgan Stanley ABS Capital, Inc. Trust
1.952% (US0001M + 0.080%) due 09/25/2036 ~	86	53
2.002% (US0001M + 0.130%) due 10/25/2036 ~	319	296
2.102% (US0001M + 0.230%) due 09/25/2036 ~	5,730	3,569
3.672% (US0001M + 1.800%) due 03/25/2034 ~	587	552
Mountain Hawk CLO Ltd.
2.934% (US0003M + 1.200%) due 04/18/2025 ~	6,900	6,906
MP CLO Ltd.
2.922% (US0003M + 1.200%) due 01/15/2027 ~	3,200	3,202

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
2.022% (US0001M + 0.150%) due 07/25/2036 ~	$590	$579
NovaStar Mortgage Funding Trust
2.042% (US0001M + 0.170%) due 11/25/2036 ~	4,322	2,081
OHA Credit Partners Ltd.
2.755% (US0003M + 1.010%) due 10/20/2025 ~	3,238	3,240
OHA Loan Funding Ltd.
3.094% (US0003M + 1.350%) due 01/23/2027 ~	5,000	5,026
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.862% (US0001M + 0.990%) due 09/25/2034 ~	721	720
Popular ABS Mortgage Pass-Through Trust
2.122% (US0001M + 0.250%) due 06/25/2047 ^~	1,518	1,477
Renaissance Home Equity Loan Trust
5.586% due 11/25/2036	6,074	3,536
Residential Asset Mortgage Products Trust
2.092% (LIBOR01M + 0.220%) due 12/25/2035 ~	2,351	2,089
2.212% (US0001M + 0.340%) due 03/25/2036 ~	2,500	2,347
2.772% (US0001M + 0.900%) due 08/25/2034 ~	964	965
Residential Asset Securities Corp. Trust
2.022% (US0001M + 0.150%) due 08/25/2036 ~	525	489
2.112% (US0001M + 0.240%) due 11/25/2036 ~	8,400	5,776
2.272% (US0001M + 0.400%) due 02/25/2036 ~	1,000	929
2.292% (US0001M + 0.420%) due 10/25/2035 ~	300	298
Securitized Asset-Backed Receivables LLC Trust
1.962% (US0001M + 0.090%) due 07/25/2036 ~	4,249	2,150
2.122% (US0001M + 0.250%) due 05/25/2036 ~	1,438	954
2.142% (US0001M + 0.270%) due 03/25/2036 ~	471	422
2.832% (US0001M + 0.960%) due 01/25/2036 ^~	4,467	3,419
Seneca Park CLO Ltd.
2.851% (US0003M + 1.120%) due 07/17/2026 ~	2,300	2,306
Soundview Home Loan Trust
1.982% (US0001M + 0.110%) due 02/25/2037 ~	301	127
2.032% (US0001M + 0.160%) due 11/25/2036 ~	284	275
Specialty Underwriting & Residential Finance Trust
2.847% (US0001M + 0.975%) due 08/25/2034 ~	710	692
2.847% (US0001M + 0.975%) due 12/25/2035 ~	1,041	1,041
SpringCastle America Funding LLC
3.050% due 04/25/2029	3,163	3,163
Structured Asset Investment Loan Trust
2.002% (US0001M + 0.130%) due 07/25/2036 ~	2,830	2,303
Structured Asset Securities Corp. Mortgage Loan Trust
2.102% (US0001M + 0.230%) due 05/25/2047 ~	3,600	3,423
Sudbury Mill CLO Ltd.
2.881% (US0003M + 1.150%) due 01/17/2026 ~	4,400	4,405
Symphony CLO Ltd.
2.752% (US0003M + 1.030%) due 10/15/2025 ~	4,864	4,868

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	121

Schedule of Investments PIMCO RAE Low Volatility PLUS International Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Telos CLO Ltd.
3.001% (US0003M + 1.270%) due 01/17/2027 ~		$3,000	$3,003
TICP CLO Ltd.
2.905% (US0003M + 1.160%) due 07/20/2026 ~		4,200	4,203
2.932% (US0003M + 1.180%) due 04/26/2026 ~		1,500	1,501
WaMu Asset-Backed Certificates WaMu Trust
2.022% (US0001M + 0.150%) due 01/25/2037 ~		1,184	985
Wells Fargo Home Equity Asset-Backed Securities Trust
2.372% (US0001M + 0.500%) due 12/25/2035 ~		3,400	3,231

Total Asset-Backed Securities (Cost $144,872)			154,383

SOVEREIGN ISSUES 1.7%
Argentina Government International Bond
2.500% due 12/31/2038		2,500	1,666
5.875% due 01/11/2028		1,300	1,225
24.949% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	1,702	87
27.250% due 06/21/2020 ~		27,764	1,468
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2035 (e)	BRL	8,583	2,878
6.000% due 05/15/2055 (e)		8,583	2,948
Israel Government International Bond
4.125% due 01/17/2048		$300	290
Kommunalbanken A/S
4.500% due 07/18/2022	AUD	500	412

Total Sovereign Issues (Cost $11,581)			10,974

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 4.8%

CERTIFICATES OF DEPOSIT 0.9%
Barclays Bank PLC
1.940% due 09/04/2018		$5,700	$5,687
2.355% due 05/17/2018		300	300

			5,987

REPURCHASE AGREEMENTS (h) 0.1%
			489

SHORT-TERM NOTES 0.1%
Letras del Banco Central de la Republica Argentina
26.100% due 05/16/2018	ARS	800	39
26.200% due 05/16/2018		700	34
26.250% due 05/16/2018		1,270	61
26.400% due 04/18/2018		3,700	182
26.450% due 04/18/2018 - 05/16/2018		310	15
26.500% due 04/18/2018		400	20

			351

ARGENTINA TREASURY BILLS 0.1%
2.974% due 11/16/2018 (c)(d)		600	589

GREECE TREASURY BILLS 0.2%
1.267% due 03/15/2019 (c)(d)	EUR	1,200	1,460

JAPAN TREASURY BILLS 3.1%
(0.291)% due 04/05/2018 - 05/21/2018 (b)(c)	JPY	2,160,000	20,301

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.3%
1.501% due 04/19/2018 - 04/26/2018 (b)(c)(m)	$2,131	$2,129

Total Short-Term Instruments (Cost $31,234)		31,306

Total Investments in Securities (Cost $626,567)		633,740

	SHARES
INVESTMENTS IN AFFILIATES 13.0%

SHORT-TERM INSTRUMENTS 13.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 13.0%
PIMCO Short Asset Portfolio	8,007,378	80,090
PIMCO Short-Term Floating NAV Portfolio III	568,625	5,620

Total Short-Term Instruments (Cost $85,814)		85,710

Total Investments in Affiliates (Cost $85,814)		85,710

Total Investments 109.4% (Cost $712,381)		$719,450

Financial Derivative Instruments (j)(l) (1.1)% (Cost or Premiums, net $16,506)		(7,103)

Other Assets and Liabilities, net (8.3)%		(54,808)

Net Assets 100.0%		$657,539

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	Interest only security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	03/29/2018	04/02/2018	$489	U.S. Treasury Notes 2.250% due 01/31/2024	$(501)	$489	$489

Total Repurchase Agreements						$(501)	$489	$489

122	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

March 31, 2018

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
JPS	1.620%	01/25/2018	04/25/2018	$(4,520)	$(4,533)

Total Reverse Repurchase Agreements					$(4,533)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
FICC	$489	$0	$0	$489	$(501)	$(12)
JPS	0	(4,533)	0	(4,533)	4,460	(73)

Total Borrowings and Other Financing Transactions	$489	$(4,533)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(4,533)	$0	$0	$(4,533)

Total Borrowings	$0	$(4,533)	$0	$0	$(4,533)

Payable for reverse repurchase agreements					$(4,533)

(i)	Securities with an aggregate market value of $4,460 have been pledged as collateral under the terms of the above master agreements as of March 31, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2018 was $(18,649) at a weighted average interest rate of 1.367%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar December Futures	12/2018	1,615	$	393,676	$182	$0	$(60)
90-Day Eurodollar March Futures	03/2019	1,322		321,940	165	0	(50)
90-Day Eurodollar September Futures	09/2020	331		80,425	87	4	0
Euro-Bobl June Futures	06/2018	122	EUR	19,703	117	18	0
Euro-Bund 10-Year Bond June Futures	06/2018	357		70,033	861	88	0
U.S. Treasury 10-Year Note June Futures	06/2018	565	$	68,444	459	132	0
United Kingdom Long Gilt June Futures	06/2018	157	GBP	27,054	317	150	0

					$2,188	$392	$(110)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	123

Schedule of Investments PIMCO RAE Low Volatility PLUS International Fund (Cont.)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar December Futures	12/2019	1,615	$	(392,506)	$(384)	$20	$0
90-Day Eurodollar March Futures	03/2020	1,322		(321,263)	(347)	17	0
90-Day Eurodollar September Futures	09/2021	331		(80,400)	(104)	0	(12)
Australia Government 10-Year Bond June Futures	06/2018	103	AUD	(10,254)	(116)	8	(53)
Euro-OAT France Government 10-Year Bond June Futures	06/2018	142	EUR	(27,011)	(374)	0	(49)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2018	254	$	(40,759)	(937)	0	(294)

					$(2,262)	$45	$(408)

Total Futures Contracts					$(74)	$437	$(518)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Year BRL-CDI	9.715%	Maturity	01/04/2021	BRL	22,290	$(279)	$(36)	$(315)	$0	$(9)
Receive	1-Year BRL-CDI	9.730	Maturity	01/04/2021		11,720	(148)	(19)	(167)	0	(5)
Receive	1-Year BRL-CDI	9.743	Maturity	01/04/2021		16,200	(206)	(26)	(232)	0	(7)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/16/2018	$	43,500	186	(184)	2	6	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	01/05/2019		191,800	909	(12)	897	26	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2019		53,700	799	(176)	623	14	0
Receive(1)	3-Month USD-LIBOR	3.000	Semi-Annual	11/25/2020		32,100	(20)	(33)	(53)	0	(10)
Pay(1)	3-Month USD-LIBOR	2.900	Semi-Annual	03/05/2021		170,300	(74)	188	114	36	0
Receive(1)	3-Month USD-LIBOR	2.930	Semi-Annual	03/05/2022		170,300	51	(220)	(169)	0	(26)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/15/2023		10,300	443	(140)	303	0	(5)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	07/12/2023		53,100	2,152	(290)	1,862	0	(41)
Pay(1)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		108,300	(901)	283	(618)	72	0
Receive(1)	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025		43,800	2,452	(325)	2,127	0	(57)
Receive(1)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026		76,400	600	(313)	287	0	(60)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		39,200	3,555	(536)	3,019	0	(60)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		17,100	1,998	(234)	1,764	0	(28)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		1,200	44	(20)	24	0	(2)
Receive(1)	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		16,500	936	(152)	784	0	(35)
Receive(1)	3-Month USD-LIBOR	2.985	Semi-Annual	06/05/2029		24,600	94	(318)	(224)	0	(67)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/15/2046		1,650	179	(65)	114	0	(9)
Receive	3-Month USD-LIBOR	2.540	Semi-Annual	03/23/2048		800	0	55	55	0	(5)
Receive (1)	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		17,300	1,886	(528)	1,358	0	(102)
Receive(1)	3-Month USD-LIBOR	2.620	Semi-Annual	04/23/2049		1,400	121	(44)	77	0	(9)
Receive(1)	3-Month USD-LIBOR	3.005	Semi-Annual	04/23/2049		3,400	27	(109)	(82)	0	(21)
Receive(1)	3-Month USD-LIBOR	2.625	Semi-Annual	05/30/2049		1,200	102	(37)	65	0	(7)
Receive(1)	3-Month USD-LIBOR	3.007	Semi-Annual	05/30/2049		6,100	47	(195)	(148)	0	(39)
Pay(1)	6-Month EUR-EURIBOR	1.514	Annual	01/04/2028	EUR	26,300	(244)	177	(67)	14	0
Pay(1)	6-Month EUR-EURIBOR	1.750	Annual	01/04/2028		12,400	57	84	141	7	0
Receive(1)	6-Month EUR-EURIBOR	2.099	Annual	01/04/2033		67,400	112	(345)	(233)	56	0
Receive(1)	6-Month EUR-EURIBOR	2.150	Annual	01/04/2033		32,600	(36)	(167)	(203)	27	0
Pay(1)	6-Month EUR-EURIBOR	2.036	Annual	02/03/2037		19,200	(105)	185	80	0	(39)
Pay(1)	6-Month EUR-EURIBOR	2.050	Annual	01/04/2038		64,400	11	283	294	0	(79)
Receive(1)	6-Month EUR-EURIBOR	1.500	Annual	06/20/2048		6,200	171	(173)	(2)	18	0
Pay(1)	6-Month GBP-LIBOR	1.000	Annual	09/19/2019	GBP	152,800	(142)	(97)	(239)	47	0
Receive(1)	6-Month GBP-LIBOR	1.000	Annual	09/18/2020		152,800	705	16	721	0	(123)
Receive(1)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2023		15,400	(25)	(56)	(81)	0	(59)
Receive(1)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2028		7,400	150	(102)	48	0	(39)
Receive(1)	6-Month GBP-LIBOR	2.040	Semi-Annual	02/01/2037		6,400	(128)	(157)	(285)	0	(17)
Receive(1)	6-Month GBP-LIBOR	2.043	Semi-Annual	02/01/2037		7,500	(153)	(183)	(336)	0	(20)
Receive(1)	6-Month GBP-LIBOR	1.750	Semi-Annual	09/19/2048		3,000	(147)	(95)	(242)	0	(27)
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	09/20/2046	JPY	600,000	582	(67)	515	10	0
Pay	CPTFEMU	1.710	Maturity	03/15/2033	EUR	1,150	(1)	(10)	(11)	0	(1)
Receive	CPTFEMU	1.946	Maturity	03/15/2048		1,150	3	18	21	0	0

							$15,763	$(4,175)	$11,588	$333	$(1,008)

Total Swap Agreements							$15,763	$(4,175)	$11,588	$333	$(1,008)

124	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

March 31, 2018

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$437	$333	$770	$0	$(518)	$(1,008)	$(1,526)

(k)	Securities with an aggregate market value of $11,352 and cash of $907 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(l)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2018	AUD	903		$708	$14	$0
BOA	04/2018	DKK	50,039		7,331	0	(928)
	04/2018	JPY	160,000		1,510	6	0
	04/2018	RUB	3,761		66	0	0
	05/2018	ARS	1,270		61	0	(1)
	07/2018	DKK	3,453		515	0	(59)
BPS	04/2018	ARS	440		21	0	(1)
	04/2018	BRL	19,528		5,875	0	(40)
	04/2018	DKK	74,258		11,036	0	(1,220)
	04/2018		$5,995	BRL	19,529	0	(81)
	05/2018	BRL	19,529		$5,978	77	0
	12/2018	JPY	1,480,000		13,488	0	(687)
BRC	05/2018	ARS	250		12	0	0
CBK	04/2018		3,200		158	1	0
	04/2018	CHF	6,328		6,701	82	0
	04/2018	GBP	4,798		6,751	20	0
	04/2018		$1,336	ARS	27,475	28	0
	04/2018		337	EUR	274	0	0
	05/2018	ARS	800		$39	0	0
	05/2018	JPY	100,000		920	0	(22)
	05/2018		$3,124	TRY	12,259	0	(62)
	06/2018	KRW	3,528,197		$3,319	0	(9)
	12/2018	JPY	2,500,000		22,806	0	(1,138)
	12/2018		$36,064	JPY	3,980,000	2,055	0
	03/2019	EUR	1,200		$1,527	8	0
GLM	04/2018	DKK	96,742		14,311	0	(1,657)
	04/2018	EUR	17,702		21,889	108	0
	04/2018		$1,798	DKK	11,742	140	0
	04/2018		408	EUR	329	0	(3)
	05/2018	ARS	450		$22	0	0
	05/2018	JPY	150,000		1,413	0	(1)
	05/2018		$364	EUR	294	0	(1)
	05/2018		6,356	MXN	119,461	178	0
	06/2018	KRW	3,522,123		$3,319	0	(3)
	06/2018		$6,824	CNH	43,352	64	0
	06/2018		165	KRW	176,059	1	0
HUS	04/2018	ARS	100		$5	0	0
	04/2018	AUD	49		38	1	0
	04/2018		$64	CHF	60	0	(1)
	04/2018		101	EUR	81	0	(1)
	04/2018		6,821	GBP	4,798	0	(90)
	05/2018	ARS	210		$10	0	0
	05/2018	GBP	4,771		6,792	90	0
	05/2018	RUB	50,079		864	0	(5)
	05/2018	TRY	178		46	1	0
	06/2018	CNY	433		68	0	(1)
	06/2018	KRW	10,422,442		9,642	0	(189)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	125

Schedule of Investments PIMCO RAE Low Volatility PLUS International Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	06/2018		$7,507	RUB	428,768	$0	$(82)
	06/2018		129	SGD	169	0	0
	01/2021	BRL	2,330		$359	0	(272)
JPM	04/2018	ARS	27,475		1,357	0	(6)
	04/2018	AUD	140		108	1	0
	04/2018	BRL	19,529		5,975	60	0
	04/2018	CAD	329		256	1	0
	04/2018	DKK	8,018		1,174	0	(150)
	04/2018	JPY	1,713,800		16,176	65	0
	04/2018		$5,875	BRL	19,529	40	0
	04/2018		6,633	CHF	6,268	0	(77)
	04/2018		5,407	EUR	4,350	0	(55)
	04/2018		6,756	JPY	720,300	14	0
	05/2018	CHF	6,268		$6,649	77	0
	05/2018		$1,342	ARS	27,475	3	0
	07/2018		13	DKK	87	1	0
MSB	04/2018	ARS	460		$22	0	0
	04/2018	JPY	906,629		8,519	0	(4)
	05/2018	ARS	6,564		313	0	(5)
	05/2018	JPY	410,000		3,767	0	(95)
SCX	06/2018	HKD	892		114	0	0
	06/2018	SGD	16,924		12,879	0	(52)
SOG	05/2018		$376	ILS	1,271	0	(13)
UAG	04/2018		15,690	EUR	12,668	0	(103)
	04/2018		6,761	JPY	710,129	0	(87)
	05/2018	EUR	12,668		$15,723	103	0
	05/2018	JPY	860,129		8,154	89	(33)

Total Forward Foreign Currency Contracts						$3,328	$(7,234)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BRC	Put - OTC EUR versus USD	$	1.200	02/28/2019	EUR	8,500	$125	$99

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.750%	10/12/2018	GBP	10,300	$271	$149
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018	$	14,400	733	407
DUB	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.670	10/08/2018	GBP	7,400	196	130
FBF	Call - OTC 2-Year Interest Rate Swap(1)	3-Month USD-LIBOR	Pay	1.850	11/30/2018	$	168,200	243	67
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	01/31/2019		98,500	103	83
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		28,700	1,485	810
JPM	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.700	10/11/2018	GBP	11,200	299	185
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.650	11/15/2018	$	89,300	507	6
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.785	09/21/2018		45,000	248	11
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018		19,050	916	563
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.370	03/27/2020		15,500	623	573

								$5,624	$2,984

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Cost	Market Value
MYC	Put - OTC 1-Year Interest Rate Floor(1)	0.400%	3-Month USD-LIBOR	04/05/2018	$	1,346,100	$875	$0

Total Purchased Options							$6,624	$3,083

126	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

March 31, 2018

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BRC	Call - OTC EUR versus USD	$	1.325	02/28/2019	EUR	8,500	$(126)	$(127)
CBK	Put - OTC AUD versus USD		0.784	04/27/2018	AUD	8,800	(45)	(155)
	Call - OTC EUR versus TRY	TRY	5.900	11/14/2018	EUR	4,300	(138)	(70)
	Call - OTC USD versus TRY		4.900	11/14/2018	$	5,000	(138)	(49)
GLM	Call - OTC AUD versus USD	$	0.803	04/27/2018	AUD	8,800	(26)	(2)
	Put - OTC USD versus MXN	MXN	18.500	04/12/2018	$	7,000	(62)	(131)
	Put - OTC USD versus ZAR	ZAR	12.250	06/20/2018		2,500	(39)	(100)
JPM	Call - OTC USD versus ZAR		12.250	06/20/2018		2,600	(88)	(41)
	Call - OTC USD versus ZAR		12.250	06/26/2018		4,500	(154)	(77)
UAG	Put - OTC USD versus ZAR		12.250	06/26/2018		4,300	(67)	(174)

							$(883)	$(926)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$72,300	$(752)	$(942)
FBF	Call - OTC 5-Year Interest Rate Swap(1)	3-Month USD-LIBOR	Receive	2.190	11/30/2018	65,400	(230)	(91)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	143,900	(1,532)	(1,875)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.210	01/31/2019	19,700	(103)	(88)
MYC	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.400	03/27/2020	112,200	(622)	(598)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018	95,200	(1,008)	(1,190)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	11/15/2018	19,200	(507)	(28)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	05/01/2018	7,400	(108)	0
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.230	09/21/2018	9,300	(253)	(32)

							$ (5,115)	$(4,844)

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Put - OTC 1-Year Interest Rate Floor(1)	0.650%	3-Month USD-LIBOR	04/05/2018	$ 1,346,100	$(134)	$0

Total Written Options						$(6,132)	$(5,770)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
BOA	CDX.HY-23 5-Year Index 25-35%	5.000%	Quarterly	12/20/2019	$ 1,900	$254	$(91)	$163	$0

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
GLM	Pay	CPTFEMU	0.993%	Maturity	03/30/2020	EUR	35,400	$(3)	$77	$74	$0

TOTAL RETURN SWAPS ON EQUITY INDICES

Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
FBF	Receive	RALVEIIT Index	652,459	1-Month USD-LIBOR plus a specified spread	Monthly	06/07/2018	$87,208	$0	$(491)	$0	$(491)
	Receive	RALVEIET Index	1,576,893	1-Month USD-LIBOR plus a specified spread	Monthly	01/29/2019	210,909	0	(1,579)	0	(1,579)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	127

Schedule of Investments PIMCO RAE Low Volatility PLUS International Fund (Cont.)

Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
JPM	Receive	RALVEIIT Index	337,995	1-Month USD-LIBOR plus a specified spread	Monthly	06/07/2018	$45,176	$0	$(254)	$0	$(254)
	Receive	RALVEIIT Index	1,450,779	1-Month USD-LIBOR plus a specified spread	Maturity	11/28/2018	191,183	0	1,543	1,543	0
MYI	Receive	RALVEIIT Index	920,745	1-Month USD-LIBOR plus a specified spread	Maturity	01/29/2019	121,448	0	790	790	0

								$0	$9	$2,333	$(2,324)

Total Swap Agreements								$251	$(5)	$2,570	$(2,324)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
AZD	$14	$0	$0	$14	$0	$0	$0	$0	$14	$0	$14
BOA	6	0	163	169	(988)	0	0	(988)	(819)	998	179
BPS	77	0	0	77	(2,029)	0	0	(2,029)	(1,952)	2,316	364
BRC	0	248	0	248	0	(127)	0	(127)	121	(240)	(119)
CBK	2,194	407	0	2,601	(1,231)	(1,216)	0	(2,447)	154	0	154
DUB	0	130	0	130	0	0	0	0	130	(280)	(150)
FBF	0	67	0	67	0	(91)	(2,070)	(2,161)	(2,094)	2,825	731
GLM	491	893	74	1,458	(1,665)	(2,196)	0	(3,861)	(2,403)	2,564	161
HUS	92	0	0	92	(641)	0	0	(641)	(549)	414	(135)
JPM	262	185	1,543	1,990	(288)	(118)	(254)	(660)	1,330	(1,638)	(308)
MSB	0	0	0	0	(104)	0	0	(104)	(104)	383	279
MYC	0	1,153	0	1,153	0	(1,848)	0	(1,848)	(695)	423	(272)
MYI	0	0	790	790	0	0	0	0	790	(930)	(140)
SCX	0	0	0	0	(52)	0	0	(52)	(52)	0	(52)
SOG	0	0	0	0	(13)	0	0	(13)	(13)	0	(13)
UAG	192	0	0	192	(223)	(174)	0	(397)	(205)	295	90

Total Over the Counter	$3,328	$3,083	$2,570	$8,981	$(7,234)	$(5,770)	$(2,324)	$(15,328)

(m)	Securities with an aggregate market value of $10,450 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2018.

(1)	The underlying instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

128	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

March 31, 2018

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$437	$437
Swap Agreements	0	0	0	0	333	333

	$0	$0	$0	$0	$770	$770

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,328	$0	$3,328
Purchased Options	0	0	0	99	2,984	3,083
Swap Agreements	0	163	2,333	0	74	2,570

	$0	$163	$2,333	$3,427	$3,058	$8,981

	$0	$163	$2,333	$3,427	$3,828	$9,751

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$518	$518
Swap Agreements	0	0	0	0	1,008	1,008

	$0	$0	$0	$0	$1,526	$1,526

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$7,234	$0	$7,234
Written Options	0	0	0	926	4,844	5,770
Swap Agreements	0	0	2,324	0	0	2,324

	$0	$0	$2,324	$8,160	$4,844	$15,328

	$0	$0	$2,324	$8,160	$6,370	$16,854

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(456)	$0	$(37)	$(493)
Written Options	0	0	677	0	1,615	2,292
Futures	0	0	105	0	6,536	6,641
Swap Agreements	0	(106)	0	0	16,016	15,910

	$0	$(106)	$326	$0	$24,130	$24,350

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(20,542)	$0	$(20,542)
Purchased Options	0	0	0	1,492	(5,106)	(3,614)
Written Options	0	1	0	1,507	1,063	2,571
Swap Agreements	0	91	170,798	0	889	171,778

	$0	$92	$170,798	$(17,543)	$(3,154)	$150,193

	$0	$(14)	$171,124	$(17,543)	$20,976	$174,543

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$244	$0	$0	$244
Written Options	0	0	(188)	0	(74)	(262)
Futures	0	0	(61)	0	(1,335)	(1,396)
Swap Agreements	0	0	0	0	(17,642)	(17,642)

	$0	$0	$(5)	$0	$(19,051)	$(19,056)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,134	$0	$4,134
Purchased Options	0	0	0	(1,239)	(799)	(2,038)
Written Options	0	0	0	(599)	758	159
Swap Agreements	0	(66)	(66,400)	0	(630)	(67,096)

	$0	$(66)	$(66,400)	$2,296	$(671)	$(64,841)

	$0	$(66)	$(66,405)	$2,296	$(19,722)	$(83,897)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	129

Schedule of Investments PIMCO RAE Low Volatility PLUS International Fund (Cont.)

March 31, 2018

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$1,382	$0	$1,382
Corporate Bonds & Notes
Banking & Finance	0	89,232	0	89,232
Industrials	0	6,957	0	6,957
Utilities	0	7,307	0	7,307
Municipal Bonds & Notes
Illinois	0	1,756	0	1,756
Rhode Island	0	1,021	0	1,021
U.S. Government Agencies	0	72,078	0	72,078
U.S. Treasury Obligations	0	207,784	0	207,784
Non-Agency Mortgage-Backed Securities	0	49,560	0	49,560
Asset-Backed Securities	0	154,383	0	154,383
Sovereign Issues	0	10,974	0	10,974
Short-Term Instruments
Certificates of Deposit	0	5,987	0	5,987
Repurchase Agreements	0	489	0	489
Short-Term Notes	0	351	0	351
Argentina Treasury Bills	0	589	0	589
Greece Treasury Bills	0	1,460	0	1,460
Japan Treasury Bills	0	20,301	0	20,301
U.S. Treasury Bills	0	2,129	0	2,129

	$0	$633,740	$0	$633,740

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$85,710	$0	$0	$85,710

Total Investments	$85,710	$633,740	$0	$719,450

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	437	333	0	770
Over the counter	0	8,981	0	8,981

	$437	$9,314	$0	$9,751

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(518)	(1,008)	0	(1,526)
Over the counter	0	(15,328)	0	(15,328)

	$(518)	$(16,336)	$0	$(16,854)

Total Financial Derivative Instruments	$(81)	$(7,022)	$0	$(7,103)

Totals	$85,629	$626,718	$0	$712,347

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

130	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund

March 31, 2018

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 95.6%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%
Charter Communications Operating LLC
3.880% (LIBOR03M + 2.000%) due 04/30/2025 ~		$2,842	$2,855
Las Vegas Sands LLC
3.627% (LIBOR03M + 3.627%) due 03/29/2024 ~		3,194	3,205

Total Loan Participations and Assignments (Cost $6,039)			6,060

CORPORATE BONDS & NOTES 6.1%

BANKING & FINANCE 4.2%
Aviation Capital Group LLC
7.125% due 10/15/2020		800	874
Bank of America Corp.
2.650% due 04/01/2019		3,700	3,698
Barclays Bank PLC
10.179% due 06/12/2021		400	470
14.000% due 06/15/2019 •(f)	GBP	900	1,427
Barclays PLC
3.200% due 08/10/2021		$5,200	5,140
Blackstone CQP Holdco LP
6.500% due 03/20/2021		2,200	2,222
BPCE S.A.
2.500% due 07/15/2019		1,300	1,294
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		1,000	978
Deutsche Bank AG
3.186% due 02/27/2023 ~		2,900	2,888
4.250% due 10/14/2021		100	102
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		628	645
General Motors Financial Co., Inc.
2.400% due 04/10/2018		7,300	7,300
Goldman Sachs Group, Inc.
3.009% (US0003M + 1.170%) due 11/15/2021 ~		3,100	3,139
HSBC Holdings PLC
3.196% (US0003M + 1.500%) due 01/05/2022 ~		1,800	1,855
3.400% due 03/08/2021		1,500	1,507
6.500% due 03/23/2028 •(f)(g)		1,000	1,021
Industrial & Commercial Bank of China Ltd.
3.231% due 11/13/2019		900	900
International Lease Finance Corp.
7.125% due 09/01/2018		100	102
Lloyds Banking Group PLC
7.625% due 06/27/2023 •(f)(g)	GBP	925	1,453
Morgan Stanley
5.500% due 07/24/2020		$200	210
Nissan Motor Acceptance Corp.
3.057% (US0003M + 1.010%) due 03/08/2019 ~		2,800	2,819
Rio Oil Finance Trust
9.250% due 07/06/2024		209	228
Stichting AK Rabobank Certificaten
6.500% (f)	EUR	560	845
UBS Group Funding Switzerland AG
2.789% due 08/15/2023 ~		$1,400	1,409
2.950% due 09/24/2020		800	794

			43,320

INDUSTRIALS 1.2%
Allergan Sales LLC
4.875% due 02/15/2021		558	577
BAT Capital Corp.
2.719% due 08/15/2022 ~		600	604
2.764% due 08/15/2022		300	290

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Campbell Soup Co.
2.775% due 03/15/2021 ~	$200	$200
3.300% due 03/15/2021	300	302
Charter Communications Operating LLC
4.464% due 07/23/2022	300	307
4.908% due 07/23/2025	1,600	1,637
Continental Airlines Pass-Through Trust
7.250% due 05/10/2021	142	150
CVS Health Corp.
3.500% due 07/20/2022	200	200
Enbridge, Inc.
2.825% (US0003M + 0.700%) due 06/15/2020 ~	700	703
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	1,160	1,141
2.400% due 09/23/2021	320	309
U.S. Airways Pass-Through Trust
5.900% due 04/01/2026	2,253	2,438
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020	3,400	3,364
3.375% due 11/30/2021	400	398

		12,620

UTILITIES 0.7%
AT&T, Inc.
2.372% (US0003M + 0.650%) due 01/15/2020 ~	1,100	1,104
2.672% (US0003M + 0.950%) due 07/15/2021 ~	2,300	2,326
NextEra Energy Capital Holdings, Inc.
2.372% due 09/03/2019 ~	2,800	2,800
Verizon Communications, Inc.
3.376% due 02/15/2025	634	624

		6,854

Total Corporate Bonds & Notes (Cost $62,758)		62,794

MUNICIPAL BONDS & NOTES 0.3%

ILLINOIS 0.3%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	1,000	1,110
7.750% due 01/01/2042	1,600	1,744

Total Municipal Bonds & Notes (Cost $2,558)		2,854

U.S. GOVERNMENT AGENCIES 8.1%
Fannie Mae
3.500% due 06/01/2045	241	242
3.979% (- 1.0*LIBOR01M + 5.850%) due 03/25/2041 ~(a)	6,613	861
4.829% (- 1.0*LIBOR01M + 6.700%) due 03/25/2036 ~(a)	3,712	468
4.879% (- 1.0*LIBOR01M + 6.750%) due 05/25/2036 ~(a)	576	26
19.074% (- 4.0*LIBOR01M + 26.560%) due 12/25/2036 ~	249	348
Fannie Mae, TBA
3.500% due 04/01/2048 - 06/01/2048	81,200	81,279
Freddie Mac
4.693% (- 1.0*LIBOR01M + 6.470%) due 07/15/2036 ~(a)	3,328	385
4.923% (- 1.0*LIBOR01M + 6.700%) due 04/15/2036 ~(a)	1,167	113

Total U.S. Government Agencies (Cost $84,003)		83,722

U.S. TREASURY OBLIGATIONS 34.5%
U.S. Treasury Bonds
3.000% due 02/15/2048	13,100	13,148
4.250% due 05/15/2039	12,300	14,946
4.375% due 11/15/2039	9,200	11,376
4.375% due 05/15/2040	23,600	29,213

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.500% due 08/15/2039		$5,800	$7,285
4.625% due 02/15/2040		1,300	1,661
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2021		3,974	3,940
0.125% due 01/15/2022		8,323	8,233
0.125% due 04/15/2022		18,040	17,782
0.125% due 07/15/2022		12,395	12,268
0.125% due 07/15/2024		18,790	18,350
0.250% due 01/15/2025		38,825	37,952
0.375% due 01/15/2027		19,291	18,789
0.375% due 07/15/2027		4,864	4,742
1.000% due 02/15/2048		10,052	10,294
1.750% due 01/15/2028		5,324	5,850
U.S. Treasury Notes
0.750% due 10/31/2018 (l)		100	99
1.375% due 09/30/2020 (j)(l)		42,400	41,387
1.375% due 10/31/2020 (j)(l)		44,800	43,690
1.750% due 05/15/2023 (l)		2,330	2,237
2.000% due 07/31/2022 (j)		39,200	38,358
2.125% due 08/31/2020 (j)(l)		10,000	9,947
2.125% due 08/15/2021 (l)		300	297
2.250% due 12/31/2023 (l)		2,700	2,645

Total U.S. Treasury Obligations (Cost $361,624)			354,489

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.0%
Adjustable Rate Mortgage Trust
3.639% due 09/25/2035 ~		69	66
Banc of America Funding Trust
2.032% (US0001M + 0.210%) due 04/20/2047 ^~		174	157
3.600% due 09/20/2034 ~		77	79
BCAP LLC Trust
5.250% due 04/26/2037		138	119
Bear Stearns Adjustable Rate Mortgage Trust
3.373% due 08/25/2033 ~		161	161
3.400% due 04/25/2033 ~		80	81
3.558% due 01/25/2035 ~		17	17
3.563% due 02/25/2033 ~		10	10
3.606% due 01/25/2033 ~		1,207	1,226
3.753% due 07/25/2034 ~		257	255
3.794% due 02/25/2034 ~		23	23
Bear Stearns ALT-A Trust
2.372% (US0001M + 0.500%) due 01/25/2036 ^~		266	279
3.406% due 10/25/2033 ~		11	11
3.688% due 05/25/2035 ~		99	100
Citigroup Mortgage Loan Trust, Inc.
2.830% (H15T1Y + 1.800%) due 09/25/2035 ~		10	10
Claris Abs SRL
0.076% (EUR006M + 0.350%) due 10/31/2060 ~	EUR	107	132
Countrywide Alternative Loan Trust
2.042% (US0001M + 0.170%) due 11/25/2036 ~		$294	281
2.052% (US0001M + 0.180%) due 05/25/2047 ~		428	418
2.192% (US0001M + 0.320%) due 11/25/2035 ~		7,244	6,582
2.272% (US0001M + 0.400%) due 08/25/2037 ~		391	332
2.283% (12MTA + 1.000%) due 12/25/2035 ~		6	6
5.500% due 11/25/2035		134	105
Countrywide Home Loan Mortgage Pass-Through Trust
2.532% (US0001M + 0.660%) due 02/25/2035 ~		68	63
3.412% due 08/25/2034 ~		137	134
3.473% due 09/25/2047 ^~		5	4
3.707% due 11/19/2033 ~		236	239
Credit Suisse First Boston Mortgage Securities Corp.
2.195% due 03/25/2032 ~		11	10
Deutsche ALT-A Securities, Inc.
2.622% (US0001M + 0.750%) due 10/25/2047 ~		5,998	5,293

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	131

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Eurohome UK Mortgages PLC
0.756% (BP0003M + 0.150%) due 06/15/2044 ~	GBP	614	$842
GSR Mortgage Loan Trust
3.641% due 11/25/2035 ~		$14	14
6.000% due 03/25/2032		2	2
IndyMac Mortgage Loan Trust
2.112% (US0001M + 0.240%) due 07/25/2035 ~		3	3
2.512% (US0001M + 0.640%) due 07/25/2045 ~		122	118
JPMorgan Mortgage Trust
3.739% due 04/25/2037 ~		210	206
MASTR Adjustable Rate Mortgages Trust
2.082% (US0001M + 0.210%) due 04/25/2046 ~		9	8
3.373% due 10/25/2033 ~		1,961	1,607
Merrill Lynch Mortgage Investors Trust
2.122% (US0001M + 0.250%) due 11/25/2035 ~		633	598
3.452% due 05/25/2033 ~		170	170
Merrill Lynch Mortgage-Backed Securities Trust
3.671% due 04/25/2037 ^~		17	15
Residential Accredit Loans, Inc. Trust
2.042% (US0001M + 0.170%) due 01/25/2037 ~		6,037	5,464
Sequoia Mortgage Trust
2.356% (US0006M + 0.250%) due 03/20/2035 ~		36	34
3.193% due 01/20/2047 ^~		11	9
Structured Adjustable Rate Mortgage Loan Trust
3.290% due 11/25/2035 ^~		5,468	5,103
Structured Asset Mortgage Investments Trust
2.508% (US0001M + 0.700%) due 02/19/2035 ~		69	69
Thornburg Mortgage Securities Trust
3.927% (LIBOR12M + 1.250%) due 06/25/2047 ^~		28	25
WaMu Mortgage Pass-Through Certificates Trust
2.011% (12MTA + 0.810%) due 07/25/2047 ~		1,053	970
2.163% (12MTA + 0.880%) due 10/25/2046 ^~		13,346	12,061
2.253% (COF 11 + 1.500%) due 12/25/2046 ~		428	423
2.795% due 01/25/2037 ^~		5	5
2.917% due 04/25/2037 ^~		16	14
3.036% due 12/25/2036 ^~		5	5
Washington Mutual Mortgage Pass-Through Certificates Trust
2.253% (12MTA + 0.970%) due 05/25/2046 ~		7	6
3.409% due 02/25/2033 ~		8	8
3.426% due 02/25/2033 ~		5	5
Wells Fargo Alternative Loan Trust
3.710% due 07/25/2037 ^~		168	156
6.250% due 07/25/2037 ^		5,598	5,309
Wells Fargo Commercial Mortgage Trust
3.244% due 12/15/2047		12,000	12,051

Total Non-Agency Mortgage-Backed Securities (Cost $57,535)			61,493

ASSET-BACKED SECURITIES 11.0%
ACE Securities Corp. Home Equity Loan Trust
3.672% (US0001M + 1.800%) due 10/25/2032 ~		73	73
Allegro CLO Ltd.
2.987% (US0003M + 1.220%) due 01/30/2026 ~		800	800
Apidos CLO
2.865% (US0003M + 1.120%) due 07/22/2026 ~		600	600
Argent Securities Trust
1.982% (US0001M + 0.110%) due 09/25/2036 ~		1,406	616

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Carrington Mortgage Loan Trust
2.132% (US0001M + 0.260%) due 02/25/2037 ~	$7,685	$7,067
Citigroup Mortgage Loan Trust
2.022% (US0001M + 0.150%) due 12/25/2036 ~	7,213	3,847
2.032% (US0001M + 0.160%) due 09/25/2036 ~	1,040	796
Countrywide Asset-Backed Certificates
2.012% (US0001M + 0.140%) due 07/25/2037 ^~	5,914	5,149
2.012% (US0001M + 0.140%) due 12/25/2046 ~	15,157	13,390
2.022% (US0001M + 0.150%) due 06/25/2047 ^~	4,183	4,126
2.062% (US0001M + 0.190%) due 06/25/2047 ~	2,009	1,987
2.122% (US0001M + 0.250%) due 01/25/2046 ~	9,653	9,097
2.122% (US0001M + 0.250%) due 06/25/2047 ~	2,300	2,132
2.152% (US0001M + 0.280%) due 09/25/2036 ~	3,586	3,582
2.272% (US0001M + 0.400%) due 06/25/2036 ~	1,100	1,081
2.967% (US0001M + 1.095%) due 12/25/2034 ~	2,211	2,230
Countrywide Asset-Backed Certificates Trust
2.997% (US0001M + 1.125%) due 12/25/2034 ~	4,933	5,030
Fremont Home Loan Trust
2.202% (US0001M + 0.330%) due 01/25/2036 ~	1,440	1,394
GSAA Home Equity Trust
1.992% (US0001M + 0.120%) due 06/25/2036 ~	1,457	700
GSAMP Trust
2.022% (US0001M + 0.150%) due 12/25/2046 ~	684	421
Halcyon Loan Advisors Funding Ltd.
2.845% (US0003M + 1.100%) due 10/22/2025 ~	600	600
Home Equity Mortgage Loan Asset-Backed Trust
2.082% (US0001M + 0.210%) due 04/25/2037 ~	550	403
HSI Asset Securitization Corp. Trust
1.982% (US0001M + 0.110%) due 12/25/2036 ~	17,475	7,274
JPMorgan Mortgage Acquisition Trust
2.022% (US0001M + 0.150%) due 07/25/2036 ~	1,650	851
Lehman XS Trust
2.012% (US0001M + 0.140%) due 02/25/2037 ^~	479	731
MASTR Asset-Backed Securities Trust
2.112% (US0001M + 0.240%) due 03/25/2036 ~	1,132	845
Morgan Stanley ABS Capital, Inc. Trust
2.002% (US0001M + 0.130%) due 01/25/2037 ~	5,206	3,166
2.002% (US0001M + 0.130%) due 02/25/2037 ~	8,548	8,104
2.012% (US0001M + 0.140%) due 08/25/2036 ~	8,895	5,685
Morgan Stanley Mortgage Loan Trust
2.232% (US0001M + 0.360%) due 04/25/2037 ~	780	412
Mountain Hawk CLO Ltd.
2.934% (US0003M + 1.200%) due 04/18/2025 ~	900	901
MP CLO Ltd.
2.922% (US0003M + 1.200%) due 01/15/2027 ~	1,000	1,000
Navient Private Education Loan Trust
2.177% due 12/16/2058 ~	679	680

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
2.202% (US0001M + 0.330%) due 10/25/2036 ^~		$2,877	$1,061
NovaStar Mortgage Funding Trust
2.032% (LIBOR01M + 0.160%) due 10/25/2036 ~		4,608	2,935
OHA Credit Partners Ltd.
2.755% (US0003M + 1.010%) due 10/20/2025 ~		381	381
OHA Loan Funding Ltd.
3.094% (US0003M + 1.350%) due 01/23/2027 ~		600	603
Ownit Mortgage Loan Trust
2.472% (US0001M + 0.600%) due 10/25/2036 ^~		928	807
People’s Choice Home Loan Securities Trust
2.592% (US0001M + 0.720%) due 05/25/2035 ^~		368	363
Residential Asset Mortgage Products Trust
2.322% (US0001M + 0.450%) due 04/25/2035 ~		78	78
Soundview Home Loan Trust
2.132% (US0001M + 0.260%) due 02/25/2037 ~		2,510	1,095
Vibrant CLO Ltd.
2.641% (US0003M + 0.900%) due 07/24/2024 ~		758	759
WaMu Asset-Backed Certificates WaMu Trust
2.112% (US0001M + 0.240%) due 05/25/2047 ~		11,536	9,785

Total Asset-Backed Securities (Cost $101,081)			112,637

SOVEREIGN ISSUES 1.6%
Argentina Government International Bond
2.500% due 12/31/2038		3,800	2,533
5.875% due 01/11/2028		1,600	1,508
27.250% due 06/21/2020 ~	ARS	36,000	1,903
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	200	248
4.950% due 02/11/2020		1,400	1,849
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2035 (e)	BRL	14,101	4,728
6.000% due 05/15/2055 (e)		10,729	3,685
Israel Government International Bond
4.125% due 01/17/2048		$400	386

Total Sovereign Issues (Cost $17,365)			16,840

SHORT-TERM INSTRUMENTS 27.4%

CERTIFICATES OF DEPOSIT 1.3%
Barclays Bank PLC
1.940% due 09/04/2018		9,300	9,279
Credit Suisse AG
2.507% due 09/28/2018		4,100	4,100

			13,379

COMMERCIAL PAPER 2.4%
Energy Transfer Partners LP
2.616% due 04/06/2018		7,500	7,496
2.947% due 04/27/2018		3,300	3,293
Mondelez International, Inc.
2.563% due 05/04/2018		2,100	2,095
2.563% due 05/07/2018		1,000	998
NRW Bank
1.902% due 04/23/2018		5,800	5,793
QUALCOMM, Inc.
2.295% due 05/30/2018		5,500	5,481

			25,156

132	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

March 31, 2018

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
REPURCHASE AGREEMENTS (h) 13.5%
			$138,649

SHORT-TERM NOTES 0.1%
Letras del Banco Central de la Republica Argentina
26.100% due 05/16/2018	ARS	1,200	58
26.200% due 05/16/2018		1,000	48
26.250% due 05/16/2018		1,760	85
26.400% due 04/18/2018		5,430	267
26.450% due 04/18/2018 - 05/16/2018		510	25
26.500% due 04/18/2018		700	35

			518

ARGENTINA TREASURY BILLS 0.1%
2.911% due 06/15/2018 - 11/16/2018 (b)(c)		1,500	1,481

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GREECE TREASURY BILLS 0.2%
1.267% due 03/15/2019 (c)(d)	EUR	1,900	$2,311

JAPAN TREASURY BILLS 9.4%
(0.219)% due 04/05/2018 - 06/11/2018 (b)(c)	JPY	10,330,000	97,101

U.S. TREASURY BILLS 0.4%
1.510% due 04/19/2018 (b)(c)(l)		$4,098	4,095

Total Short-Term Instruments (Cost $282,714)			282,690

Total Investments in Securities (Cost $975,677)			983,579

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 14.6%

SHORT-TERM INSTRUMENTS 14.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 14.6%
PIMCO Short Asset Portfolio	15,010,812	$150,138
PIMCO Short-Term Floating NAV Portfolio III	15,220	151

Total Short-Term Instruments (Cost $150,327)		150,289

Total Investments in Affiliates (Cost $150,327)		150,289

Total Investments 110.2% (Cost $1,126,004)		$1,133,868

Financial Derivative Instruments (i)(k) (0.5)% (Cost or Premiums, net $13,459)		(4,606)

Other Assets and Liabilities, net (9.7)%		(100,742)

Net Assets 100.0%		$1,028,520

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	Interest only security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
DEU	1.900%	03/29/2018	04/02/2018	$10,200	U.S. Treasury Bonds 2.500% due 02/15/2046	$(10,471)	$10,200	$10,202
FICC	1.250	03/29/2018	04/02/2018	449	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	(459)	449	449
GSC	1.880	03/29/2018	04/02/2018	20,000	Freddie Mac 3.500% due 08/01/2042	(20,649)	20,000	20,004
JPS	1.900	03/29/2018	04/02/2018	8,000	U.S. Treasury Notes 2.375% due 03/15/2021	(8,177)	8,000	8,002
RDR	1.890	03/29/2018	04/05/2018	100,000	U.S. Treasury Notes 2.250% - 2.375% due 12/31/2023 - 08/15/2024	(102,223)	100,000	100,021

Total Repurchase Agreements						$(141,979)	$138,649	$138,678

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(2)
U.S. Treasury Obligations (0.5)%
U.S. Treasury Notes	1.125%	09/30/2021	$5,700	$(5,433)	$(5,445)

Total Short Sales (0.5)%				$(5,433)	$(5,445)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	133

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales(2)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
DEU	$10,202	$0	$0	$0	$10,202	$(10,471)	$(269)
FICC	449	0	0	0	449	(459)	(10)
GSC	20,004	0	0	0	20,004	(20,649)	(645)
JPS	8,002	0	0	0	8,002	(8,177)	(175)
RDR	100,021	0	0	0	100,021	(102,223)	(2,202)

Master Securities Forward Transaction Agreement
NOM	0	0	0	(5,445)	(5,445)	0	(5,445)

Total Borrowings and Other Financing Transactions	$138,678	$0	$0	$(5,445)

(1)	Includes accrued interest.
(2)	Payable for short sales includes $1 of accrued interest.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

The average amount of borrowings outstanding during the period ended March 31, 2018 was $(3,679) at a weighted average interest rate of 1.419%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar December Futures	12/2018	2,436	$	593,805	$(2,252)	$0	$(91)
90-Day Eurodollar March Futures	03/2019	1,983		482,910	(1,019)	0	(75)
90-Day Eurodollar September Futures	09/2020	504		122,459	38	6	0
E-mini S&P 500 Index June Futures	06/2018	230		30,395	(1,311)	407	0
Euro STOXX 50 June Futures	06/2018	376	EUR	15,180	(245)	240	0
Euro-Bobl June Futures	06/2018	85		13,727	114	12	0
Euro-Bund 10-Year Bond June Futures	06/2018	691		135,554	2,353	170	0
FTSE 100 Index June Futures	06/2018	95	GBP	9,321	(155)	116	0
Nikkei 225 June Futures	06/2018	61	JPY	6,156	27	224	0
U.S. Treasury 5-Year Note June Futures	06/2018	582	$	66,616	288	64	0
U.S. Treasury 10-Year Note June Futures	06/2018	71		8,601	108	17	0

					$(2,054)	$1,256	$(166)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar December Futures	12/2019	2,436	$	(592,039)	$2,607	$31	$0
90-Day Eurodollar March Futures	03/2020	1,983		(481,894)	1,063	25	0
90-Day Eurodollar September Futures	09/2021	504		(122,422)	(102)	0	(19)
Australia Government 10-Year Bond June Futures	06/2018	130	AUD	(12,942)	(237)	10	(66)
Euro-OAT France Government 10-Year Bond June Futures	06/2018	238	EUR	(45,271)	(968)	0	(82)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2018	126	$	(20,219)	(664)	0	(146)
United Kingdom Long Gilt June Futures	06/2018	84	GBP	(14,475)	(257)	0	(80)

					$1,442	$66	$(393)

Total Futures Contracts					$(612)	$1,322	$(559)

134	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

March 31, 2018

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Year BRL-CDI	9.715%	Maturity	01/04/2021	BRL	19,980	$57	$(339)	$(282)	$0	$(8)
Receive	1-Year BRL-CDI	9.730	Maturity	01/04/2021		10,600	29	(180)	(151)	0	(4)
Receive	1-Year BRL-CDI	9.743	Maturity	01/04/2021		14,500	38	(246)	(208)	0	(6)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/16/2018	$	542,500	(1,613)	1,636	23	78	0
Receive(1)	3-Month USD-LIBOR	3.000	Semi-Annual	11/25/2020		36,700	(330)	269	(61)	0	(11)
Pay(1)	3-Month USD-LIBOR	2.900	Semi-Annual	03/05/2021		257,300	42	130	172	55	0
Receive(1)	3-Month USD-LIBOR	2.930	Semi-Annual	03/05/2022		257,300	(9)	(247)	(256)	0	(40)
Receive(1)	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		12,500	469	(45)	424	0	(7)
Pay(1)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		148,000	138	(982)	(844)	98	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2024		31,700	1,336	820	2,156	0	(29)
Receive(1)	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025		130,800	7,220	(915)	6,305	0	(168)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		2,300	(8)	84	76	0	(4)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		31,620	1,307	1,106	2,413	0	(49)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		10,900	649	475	1,124	0	(18)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		4,300	19	66	85	0	(9)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		12,700	(201)	416	215	0	(25)
Receive(1)	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		58,300	3,307	(538)	2,769	0	(125)
Receive(1)	3-Month USD-LIBOR	2.985	Semi-Annual	06/05/2029		19,500	0	(177)	(177)	0	(53)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/16/2045		1,800	(80)	112	32	0	(10)
Receive	3-Month USD-LIBOR	2.540	Semi-Annual	03/23/2048		900	0	62	62	0	(5)
Receive(1)	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		26,300	2,906	(842)	2,064	0	(154)
Receive(1)	3-Month USD-LIBOR	2.620	Semi-Annual	04/23/2049		1,600	0	88	88	0	(10)
Receive(1)	3-Month USD-LIBOR	3.005	Semi-Annual	04/23/2049		4,900	0	(118)	(118)	0	(31)
Receive(1)	3-Month USD-LIBOR	2.625	Semi-Annual	05/30/2049		1,500	0	81	81	0	(9)
Receive(1)	3-Month USD-LIBOR	3.007	Semi-Annual	05/30/2049		7,300	0	(177)	(177)	0	(46)
Pay(1)	6-Month EUR-EURIBOR	1.514	Annual	01/04/2028	EUR	34,600	13	(101)	(88)	18	0
Pay(1)	6-Month EUR-EURIBOR	1.750	Annual	01/04/2028		16,300	(13)	198	185	9	0
Receive(1)	6-Month EUR-EURIBOR	2.099	Annual	01/04/2033		89,000	(36)	(271)	(307)	74	0
Receive(1)	6-Month EUR-EURIBOR	2.150	Annual	01/04/2033		43,100	13	(282)	(269)	35	0
Pay(1)	6-Month EUR-EURIBOR	2.036	Annual	02/03/2037		16,800	(56)	126	70	0	(34)
Pay(1)	6-Month EUR-EURIBOR	2.050	Annual	01/04/2038		85,000	24	364	388	0	(104)
Receive(1)	6-Month EUR-EURIBOR	1.500	Annual	06/20/2048		5,600	134	(135)	(1)	16	0
Pay(1)	6-Month GBP-LIBOR	1.000	Annual	09/19/2019	GBP	230,600	484	(845)	(361)	71	0
Receive(1)	6-Month GBP-LIBOR	1.000	Annual	09/18/2020		230,600	54	1,034	1,088	0	(185)
Receive	6-Month GBP-LIBOR	2.000	Semi-Annual	03/18/2022		11,500	(715)	260	(455)	0	(32)
Receive(1)	6-Month GBP-LIBOR	2.040	Semi-Annual	02/01/2037		6,000	(74)	(193)	(267)	0	(16)
Receive(1)	6-Month GBP-LIBOR	2.043	Semi-Annual	02/01/2037		8,900	(113)	(285)	(398)	0	(24)
Receive(1)	6-Month GBP-LIBOR	1.750	Semi-Annual	09/19/2048		5,000	(263)	(140)	(403)	0	(42)
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	09/20/2046	JPY	820,000	613	91	704	14	0
Pay	CPTFEMU	1.710	Maturity	03/15/2033	EUR	1,750	(2)	(15)	(17)	0	(2)
Receive	CPTFEMU	1.946	Maturity	03/15/2048		1,750	5	27	32	0	0

Total Swap Agreements							$15,344	$372	$15,716	$468	$(1,260)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$1,322	$468	$1,790	$0	$(559)	$(1,260)	$(1,819)

(j)	Securities with an aggregate market value of $18,837 and cash of $2,017 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	135

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)

(k)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	04/2018	ARS	100		$5	$0	$0
	04/2018	AUD	6,249		4,920	120	0
	04/2018	CLP	243,568		404	1	0
	04/2018	JPY	260,000		2,454	10	0
	04/2018	RUB	11,752		205	0	0
	04/2018	SEK	33,683		4,112	78	0
	04/2018		$37,758	CHF	35,723	0	(392)
	04/2018		2,539	DKK	15,842	75	0
	04/2018		4,673	NOK	35,964	0	(85)
	04/2018		4,096	SEK	33,224	0	(117)
	05/2018	ARS	1,760		$84	0	(1)
	05/2018	CHF	35,723		37,849	394	0
	05/2018	NOK	35,964		4,678	86	0
	05/2018		$4,121	SEK	33,683	0	(78)
	05/2018		1,732	ZAR	20,933	28	0
	06/2018		9,064	CNH	57,550	79	0
BPS	04/2018	ARS	600		$29	0	(1)
	04/2018	BRL	13,334		4,012	0	(27)
	04/2018	CLP	4,353,509		7,245	36	0
	04/2018	PHP	41,009		784	0	0
	04/2018		$1,761	ARS	36,144	33	0
	04/2018		4,093	BRL	13,334	0	(55)
	05/2018	BRL	13,334		$4,082	53	0
	06/2018	THB	6,452		208	1	0
	12/2018	JPY	1,760,000		16,039	0	(817)
BRC	05/2018	ARS	350		17	0	0
	05/2018		$11,935	MXN	224,070	320	0
CBK	04/2018	ARS	4,900		$242	1	0
	04/2018	CHF	9,172		9,713	119	0
	04/2018	DKK	17,667		2,906	6	(16)
	04/2018	GBP	77,912		109,576	266	0
	04/2018	NOK	26,102		3,345	15	0
	04/2018		$1,120	EUR	906	0	(5)
	05/2018	ARS	1,200		$58	0	0
	05/2018	GBP	866		1,220	4	0
	05/2018	HUF	801,465		3,127	0	(37)
	05/2018	JPY	210,000		1,932	0	(46)
	06/2018		3,080,000		29,195	120	0
	06/2018	KRW	5,388,499		5,069	0	(14)
	06/2018		$2,599	IDR	35,993,341	8	0
	07/2018	COP	5,223,531		$1,823	0	(39)
	07/2018		$2,509	DKK	15,057	0	(7)
	12/2018	JPY	2,980,000		$27,184	0	(1,357)
	12/2018		$42,950	JPY	4,740,000	2,447	0
	03/2019	EUR	1,900		$2,418	13	0
DUB	04/2018		$4,694	AUD	6,066	0	(36)
	05/2018	AUD	6,066		$4,695	36	0
	06/2018	TWD	977,586		33,742	0	(109)
GLM	04/2018	EUR	22,793		28,185	139	0
	04/2018		$582	EUR	471	0	(3)
	05/2018	ARS	650		$31	0	(1)
	05/2018	JPY	230,000		2,166	0	(2)
	06/2018	INR	12,016		183	0	0
	06/2018	KRW	7,050,452		6,640	0	(10)
	06/2018	MYR	98,948		25,185	0	(416)
	06/2018		$167	CNY	1,054	0	0
	06/2018		85	INR	5,589	0	0
HUS	04/2018	ARS	36,244		$1,790	0	(10)
	04/2018	CAD	55,208		43,747	893	0
	04/2018	CHF	487		516	6	0
	04/2018	CLP	95,527		159	1	0
	04/2018	GBP	2,316		3,234	0	(15)
	04/2018	JPY	196,216		1,851	7	0
	04/2018	NOK	9,862		1,276	18	0
	04/2018		$143	AUD	183	0	(2)

136	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

March 31, 2018

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2018		$1,278	CAD	1,651	$5	$(1)
	04/2018		167	CHF	157	0	(2)
	04/2018		297	DKK	1,825	4	0
	04/2018		2,147	EUR	1,741	4	(9)
	04/2018		113,933	GBP	80,228	78	(1,451)
	04/2018		523	JPY	55,635	0	0
	04/2018		1,739	PLN	5,857	0	(28)
	04/2018		56	SEK	459	0	(1)
	05/2018	ARS	310		$15	0	0
	05/2018	CHF	1,756		1,838	0	(3)
	05/2018	EUR	3,169		3,905	0	(2)
	05/2018	GBP	76,838		109,387	1,450	0
	05/2018	HUF	13,553		54	1	0
	05/2018	ILS	178		52	1	0
	05/2018	RUB	552,412		9,527	0	(53)
	05/2018	SEK	8,497		1,017	0	(3)
	05/2018		$1,763	ARS	36,144	6	0
	05/2018		206	AUD	268	0	0
	05/2018		215	GBP	153	0	0
	05/2018		77	ILS	261	0	(2)
	05/2018		1,585	JPY	168,251	0	(1)
	05/2018	ZAR	30,352		$2,524	0	(28)
	06/2018	HKD	9,788		1,251	1	0
	06/2018	IDR	11,979,314		867	0	(1)
	06/2018	JPY	290,000		2,754	17	0
	06/2018	KRW	38,481,909		35,602	0	(696)
	06/2018		$492	CNY	3,129	4	0
	06/2018		1,848	HKD	14,417	0	(6)
	01/2021	BRL	3,920		$604	0	(457)
IND	06/2018	MYR	1,755		449	0	(5)
	06/2018		$894	KRW	948,865	1	0
	06/2018		629	TWD	18,237	2	0
JPM	04/2018	BRL	13,334		$4,080	41	0
	04/2018	CHF	26,221		28,159	731	0
	04/2018	JPY	2,186,700		20,657	100	0
	04/2018	NZD	4,257		3,071	0	(5)
	04/2018		$4,012	BRL	13,334	27	0
	04/2018		41,608	CAD	53,557	0	(36)
	04/2018		1,047	CLP	631,864	0	(1)
	04/2018		5,287	EUR	4,250	0	(58)
	04/2018		9,688	JPY	1,032,800	19	0
	05/2018	CAD	53,557		$41,630	35	0
	05/2018	JPY	70,000		658	0	(2)
MSB	04/2018	ARS	630		30	0	(1)
	04/2018	JPY	13,145,191		123,498	0	(53)
	04/2018	RUB	11,752		206	1	0
	04/2018		$206	RUB	11,752	0	(1)
	05/2018	JPY	590,000		$5,421	0	(137)
	06/2018	MYR	4,806		1,221	0	(23)
	06/2018		$11,397	RUB	650,562	0	(131)
	07/2018	PLN	24,710		$7,271	39	0
SCX	06/2018	HKD	227,004		29,104	107	0
	06/2018	SGD	28,674		21,820	0	(89)
	06/2018	THB	333,906		10,531	0	(175)
SOG	04/2018	PLN	30,567		9,122	193	0
	05/2018	CZK	69,424		3,346	0	(23)
	05/2018	ILS	12,725		3,761	125	0
	06/2018	RUB	160,896		2,762	0	(25)
	06/2018		$192	CNY	1,219	1	0
UAG	04/2018		19,105	EUR	15,425	0	(125)
	04/2018		118,731	JPY	12,469,672	0	(1,532)
	04/2018		782	PHP	41,009	2	0
	05/2018	EUR	15,425		$19,145	126	0
	05/2018	JPY	16,099,672		153,149	1,606	(51)
	05/2018		$5,331	TRY	20,883	0	(115)
	06/2018	INR	400,566		$6,147	44	0
	09/2018	PHP	41,009		772	0	(2)

Total Forward Foreign Currency Contracts						$10,184	$(9,032)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	137

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Cost	Market Value
BRC	Put - OTC EUR versus USD	$1.200	02/28/2019	EUR	12,800	$187	$149

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.750%	10/12/2018	GBP	14,300	$376	$207
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018	$	24,100	1,226	680
DUB	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.670	10/08/2018	GBP	10,100	267	178
FBF	Call - OTC 2-Year Interest Rate Swap(1)	3-Month USD-LIBOR	Pay	1.850	11/30/2018	$	222,900	322	88
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	01/31/2019		147,500	155	124
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		48,000	2,484	1,355
JPM	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.700	10/11/2018	GBP	15,300	409	253
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.650	11/15/2018	$	121,400	689	9
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.785	09/21/2018		60,000	331	15
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018		31,750	1,526	938
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.370	03/27/2020		24,000	965	887

								$8,750	$4,734

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
MYC	Put - OTC 1-Year Interest Rate Floor(1)	0.400%	3-Month USD-LIBOR	04/05/2018	$1,293,600	$841	$0

Total Purchased Options						$9,778	$4,883

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BRC	Call - OTC EUR versus USD	$	1.325	02/28/2019	EUR	12,800	$(189)	$(192)
CBK	Put - OTC AUD versus USD		0.784	04/27/2018	AUD	13,300	(68)	(235)
	Call - OTC EUR versus TRY	TRY	5.900	11/14/2018	EUR	5,600	(180)	(91)
	Call - OTC USD versus TRY		4.900	11/14/2018	$	6,700	(184)	(65)
GLM	Call - OTC AUD versus USD	$	0.803	04/27/2018	AUD	13,300	(40)	(3)
	Put - OTC USD versus MXN	MXN	18.500	04/12/2018	$	10,600	(95)	(198)
	Put - OTC USD versus ZAR	ZAR	12.250	06/20/2018		3,400	(52)	(136)
JPM	Call - OTC USD versus ZAR		12.250	06/20/2018		3,500	(119)	(56)
	Call - OTC USD versus ZAR		12.250	06/26/2018		5,800	(199)	(99)
UAG	Put - OTC USD versus ZAR		12.250	06/26/2018		5,600	(87)	(226)

							$(1,213)	$(1,301)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$	120,200	$(1,250)	$(1,566)
FBF	Call - OTC 5-Year Interest Rate Swap(1)	3-Month USD-LIBOR	Receive	2.190	11/30/2018		86,700	(305)	(121)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018		239,900	(2,555)	(3,126)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.210	01/31/2019		29,500	(155)	(132)
MYC	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.400	03/27/2020		174,600	(967)	(930)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018		158,800	(1,681)	(1,985)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	11/15/2018		26,100	(689)	(37)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.230	09/21/2018		12,400	(337)	(43)

								$(7,939)	$(7,940)

138	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

March 31, 2018

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Put - OTC 1-Year Interest Rate Floor(1)	0.650%	3-Month USD-LIBOR	04/05/2018	$1,293,600	$(129)	$0

Total Written Options						$(9,281)	$(9,241)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
									Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$	6,751	$(1,400)	$872	$0	$(528)
	CDX.HY-23 5-Year Index 25-35%	5.000	Quarterly	12/20/2019		13,700	1,858	(688)	1,170	0
BRC	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046		13,503	(2,834)	1,778	0	(1,056)

							$(2,376)	$1,962	$1,170	$(1,584)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
GLM	Pay	CPTFEMU	0.993%	Maturity	03/30/2020	EUR	62,400	$(6)	$137	$131	$0

TOTAL RETURN SWAPS ON EQUITY INDICES

Counterparty	Pay/Receive(5)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BP1S	Receive	RALVEIET Index	22,399	1-Month USD-LIBOR plus a specified spread	Monthly	06/07/2018	$2,746	$0	$(38)	$0	$(38)
	Receive	RALVEIET Index	258,565	1-Month USD-LIBOR plus a specified spread	Monthly	10/25/2018	31,289	0	(86)	0	(86)
	Receive	RALVEIET Index	1,034,926	1-Month USD-LIBOR plus a specified spread	Monthly	07/25/2018	126,851	0	(1,748)	0	(1,748)
	Pay	S&P 500 Total Return Index	48,926	1-Month USD-LIBOR plus a specified spread	Monthly	12/14/2018	263,192	0	10,326	10,326	0
	Pay	S&P 500 Total Return Index	11,379	1-Month USD-LIBOR plus a specified spread	Monthly	01/15/2019	60,706	0	1,884	1,884	0
CBK	Receive	RALVEIET Index	3,394,041	1-Month USD-LIBOR plus a specified spread	Monthly	01/15/2019	519,899	0	(7,419)	0	(7,419)
FBF	Receive	RALVEIET Index	2,745,860	1-Month USD-LIBOR plus a specified spread	Monthly	01/15/2019	367,012	0	(2,092)	0	(2,092)
	Receive	RALVEIET Index	1,451,504	1-Month USD-LIBOR plus a specified spread	Monthly	01/29/2019	193,093	0	(408)	0	(408)
GST	Receive	RALVEIET Index	411,681	1-Month USD-LIBOR plus a specified spread	Monthly	01/15/2019	50,443	0	(683)	0	(683)
JPM	Receive	RALVEIET Index	187,847	1-Month USD-LIBOR plus a specified spread	Monthly	11/28/2018	22,731	0	(55)	0	(55)
MEI	Pay	NDDUWXUS Index	51,322	1-Month USD-LIBOR plus a specified spread	Monthly	01/29/2019	306,477	0	526	526	0
MYI	Receive	RALVEIIT Index	720,087	1-Month USD-LIBOR plus a specified spread	Monthly	01/15/2019	110,144	0	(1,405)	0	(1,405)
	Receive	RALVEIIT Index	418,341	1-Month USD-LIBOR plus a specified spread	Monthly	02/21/2019	55,652	0	(109)	0	(109)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	139

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)

Counterparty	Pay/Receive(5)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
UAG	Receive	RALVEIET Index	605,554	1-Month USD-LIBOR plus a specified spread	Monthly	08/22/2018	73,278	$0	$(165)	$0	$(165)
UBS	Pay	NDUEEGF Index	286,816	1-Month USD-LIBOR plus a specified spread	Monthly	01/29/2019	151,473	0	384	384	0

								$0	$(1,088)	$13,120	$(14,208)

Total Swap Agreements								$(2,382)	$1,011	$14,421	$(15,792)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
BOA	$871	$0	$1,170	$2,041	$(673)	$0	$(528)	$(1,201)	$840	$(900)	$(60)
BPS	123	0	12,210	12,333	(900)	0	(1,872)	(2,772)	9,561	(12,600)	(3,039)
BRC	320	356	0	676	0	(192)	(1,056)	(1,248)	(572)	888	316
CBK	2,999	680	0	3,679	(1,521)	(1,957)	(7,419)	(10,897)	(7,218)	13,247	6,029
DUB	36	178	0	214	(145)	0	0	(145)	69	0	69
FBF	0	88	0	88	0	(121)	(2,500)	(2,621)	(2,533)	4,958	2,425
GLM	139	1,479	131	1,749	(432)	(3,595)	0	(4,027)	(2,278)	2,302	24
GST	0	0	0	0	0	0	(683)	(683)	(683)	912	229
HUS	2,496	0	0	2,496	(2,771)	0	0	(2,771)	(275)	(275)	(550)
IND	3	0	0	3	(5)	0	0	(5)	(2)	0	(2)
JPM	953	253	0	1,206	(102)	(155)	(55)	(312)	894	(670)	224
MEI	0	0	526	526	0	0	0	0	526	(6,650)	(6,124)
MSB	40	0	0	40	(346)	0	0	(346)	(306)	742	436
MYC	0	1,849	0	1,849	0	(2,995)	0	(2,995)	(1,146)	(295)	(1,441)
MYI	0	0	0	0	0	0	(1,514)	(1,514)	(1,514)	0	(1,514)
SCX	107	0	0	107	(264)	0	0	(264)	(157)	266	109
SOG	319	0	0	319	(48)	0	0	(48)	271	(260)	11
UAG	1,778	0	0	1,778	(1825)	(226)	(165)	(2,216)	(438)	0	(438)
UBS	0	0	384	384	0	0	0	0	384	0	384

Total Over the Counter	$10,184	$4,883	$14,421	$29,488	$(9,032)	$(9,241)	$(15,792)	$(34,065)

(l)	Securities with an aggregate market value of $24,551 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2018.

(1)	The underlying instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

140	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

March 31, 2018

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$987	$0	$335	$1,322
Swap Agreements	0	0	0	0	468	468

	$0	$0	$987	$0	$803	$1,790

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$10,184	$0	$10,184
Purchased Options	0	0	0	149	4,734	4,883
Swap Agreements	0	1,170	13,120	0	131	14,421

	$0	$1,170	$13,120	$10,333	$4,865	$29,488

	$0	$1,170	$14,107	$10,333	$5,668	$31,278

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$559	$559
Swap Agreements	0	0	0	0	1,260	1,260

	$0	$0	$0	$0	$1,819	$1,819

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$9,032	$0	$9,032
Written Options	0	0	0	1,301	7,940	9,241
Swap Agreements	0	1,584	14,208	0	0	15,792

	$0	$1,584	$14,208	$10,333	$7,940	$34,065

	$0	$1,584	$14,208	$10,333	$9,759	$35,884

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(513)	$0	$(9)	$(522)
Written Options	0	0	761	0	1,457	2,218
Futures	0	0	13,716	0	4,495	18,211
Swap Agreements	0	340	0	0	12,091	12,431

	$0	$340	$13,964	$0	$18,034	$32,338

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(51,158)	$0	$(51,158)
Purchased Options	0	0	0	1,522	(6,410)	(4,888)
Written Options	0	1	0	1,754	1,343	3,098
Swap Agreements	0	1,659	35,646	5	1,287	38,597

	$0	$1,660	$35,646	$(47,877)	$(3,780)	$(14,351)

	$0	$2,000	$49,610	$(47,877)	$14,254	$17,987

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	141

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)

March 31, 2018

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$274	$0	$0	$274
Written Options	0	0	(211)	0	(63)	(274)
Futures	0	0	(2,582)	0	194	(2,388)
Swap Agreements	0	(258)	0	0	(9,776)	(10,034)

	$0	$(258)	$(2,519)	$0	$(9,645)	$(12,422)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$16,970	$0	$16,970
Purchased Options	0	0	0	(1,274)	(1,519)	(2,793)
Written Options	0	0	0	(707)	910	203
Swap Agreements	0	245	(12,328)	0	(857)	(12,940)

	$0	$245	$(12,328)	$14,989	$(1,466)	$1,440

	$0	$(13)	$(14,847)	$14,989	$(11,111)	$(10,982)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$6,060	$0	$6,060
Corporate Bonds & Notes
Banking & Finance	0	43,320	0	43,320
Industrials	0	12,620	0	12,620
Utilities	0	6,854	0	6,854
Municipal Bonds & Notes
Illinois	0	2,854	0	2,854
U.S. Government Agencies	0	83,722	0	83,722
U.S. Treasury Obligations	0	354,489	0	354,489
Non-Agency Mortgage-Backed Securities	0	61,493	0	61,493
Asset-Backed Securities	0	112,637	0	112,637
Sovereign Issues	0	16,840	0	16,840
Short-Term Instruments
Certificates of Deposit	4,100	9,279	0	13,379
Commercial Paper	0	25,156	0	25,156
Repurchase Agreements	0	138,649	0	138,649
Short-Term Notes	0	518	0	518
Argentina Treasury Bills	0	1,481	0	1,481
Greece Treasury Bills	0	2,311	0	2,311
Japan Treasury Bills	0	97,101	0	97,101
U.S. Treasury Bills	0	4,095	0	4,095

	$4,100	$979,479	$0	$983,579

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	150,289	0	0	150,289

Total Investments	$154,389	$979,479	$0	$1,133,868

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(5,445)	$0	$(5,445)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,322	468	0	1,790
Over the counter	0	29,488	0	29,488

	$1,322	$29,956	$0	$31,278

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(559)	(1,260)	0	(1,819)
Over the counter	0	(34,065)	0	(34,065)

	$(559)	$(35,325)	$0	$(35,884)

Total Financial Derivative Instruments	$763	$(5,369)	$0	$(4,606)

Totals	$155,152	$968,665	$0	$1,123,817

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

142	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

Notes to Financial Statements

March 31, 2018

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class, Class A, Class C and Class R shares of the funds (each a “Fund” and collectively, the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds. Research Affiliates, LLC (“Research Affiliates”) serves as the sub-adviser to the Funds.

On March 23, 2018, PIMCO processed an automatic conversion of all Class D shares of the following Funds into Class A shares of the same Fund: PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS International Fund, and PIMCO RAE Fundamental PLUS Small Fund. Shareholders of Class D of a Fund received Class A shares of equal value to their outstanding shares of Class D as of March 23, 2018. The conversion was tax-free and shareholders did not have to pay any sales charge, fee or other charge in connection with the conversion.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Funds is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date.

Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains

ANNUAL REPORT	MARCH 31, 2018	143

Notes to Financial Statements (Cont.)

(losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the respective Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders  The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.

Distribution Frequency
Fund Name	Declared	Distributed
PIMCO RAE Fundamental Advantage PLUS Fund	Quarterly	Quarterly
PIMCO RAE Fundamental PLUS Fund	Quarterly	Quarterly
PIMCO RAE Fundamental PLUS EMG Fund	Quarterly	Quarterly
PIMCO RAE Fundamental PLUS International Fund	Quarterly	Quarterly
PIMCO RAE Fundamental PLUS Small Fund	Quarterly	Quarterly
PIMCO RAE Low Volatility PLUS Fund	Quarterly	Quarterly
PIMCO RAE Low Volatility PLUS EMG Fund	Quarterly	Quarterly
PIMCO RAE Low Volatility PLUS International Fund	Quarterly	Quarterly
PIMCO RAE Worldwide Long/Short PLUS Fund	Quarterly	Quarterly

Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

If a Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund estimates the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is estimated that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include, among others, the treatment of paydowns on mortgage-backed securities purchased at a discount and periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be reported on Form 1099 DIV sent to shareholders for the calendar year.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gain (loss) and/or paid in capital to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements  In March 2016, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2016-05, which provides guidance related to the impact of derivative contract novations on certain relationships under Accounting Standards Codification (“ASC”) 815. The ASU is effective for annual periods beginning after December 15, 2016, and interim periods within those annual periods. The Funds have adopted the ASU. The implementation of the ASU did not have an impact on the Funds’ financial statements.

144	PIMCO FUNDAMENTAL INDEX FUNDS

March 31, 2018

In August 2016, the FASB issued ASU 2016-15 which amends ASC 230 to clarify guidance on the classification of certain cash receipts and cash payments in the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2016, the U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and also change the rules governing the form and content of such financial statements. The compliance date for these amendments was August 1, 2017. Compliance is based on reporting period-end date. Management has adopted these amendments and the changes are incorporated in the financial statements.

In November 2016, the FASB issued ASU 2016-18 which amends ASC 230 to provide guidance on the classification and presentation of changes in restricted cash and restricted cash equivalents on the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In March 2017, the FASB issued ASU 2017-08 which provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Funds have adopted the ASU. The implementation of the ASU did not have an impact on the Funds’ financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of a Fund’s shares is based on the Fund’s NAV. The NAV of a Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to that Fund or class, by the total number of shares outstanding of that Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Fund reserves the right to change the time as of which its respective NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Funds’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Adviser to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. A Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may

ANNUAL REPORT	MARCH 31, 2018	145

Notes to Financial Statements (Cont.)

recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not

146	PIMCO FUNDAMENTAL INDEX FUNDS

March 31, 2018

necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

∎

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and

non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1

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Notes to Financial Statements (Cont.)

provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The tables below show the Funds’ transactions in and earnings from investments in the affiliated Funds for the period ended March 31, 2018 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio
Fund Name	Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2018	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO RAE Fundamental Advantage PLUS Fund	$0	$212,045	$0	$0	$(131)	$211,914	$1,152	$22
PIMCO RAE Fundamental PLUS Fund	0	264,286	0	0	(186)	264,100	3,616	70
PIMCO RAE Fundamental PLUS EMG Fund	0	286,626	0	0	(273)	286,353	3,450	76
PIMCO RAE Fundamental PLUS International Fund	0	186,429	(130,680)	(67)	9	55,691	2,180	49
PIMCO RAE Fundamental PLUS Small Fund	0	13,730	0	0	(13)	13,717	175	4
PIMCO RAE Low Volatility PLUS Fund	0	27,221	0	0	(23)	27,198	355	7
PIMCO RAE Low Volatility PLUS EMG Fund	0	287,426	(112,383)	(40)	(6)	174,997	3,972	76
PIMCO RAE Low Volatility PLUS International Fund	0	138,968	(58,776)	2	(104)	80,090	984	21
PIMCO RAE Worldwide Long/Short PLUS Fund	0	150,176	0	0	(38)	150,138	2,437	40

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Investments in PIMCO Short-Term Floating NAV Portfolio III
Fund Name	Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2018	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO RAE Fundamental Advantage PLUS Fund	$85,977	$824,404	$(683,941)	$(71)	$25	$226,394	$2,004	$0
PIMCO RAE Fundamental PLUS Fund	490,927	1,150,778	(1,403,400)	(176)	32	238,161	5,178	0
PIMCO RAE Fundamental PLUS EMG Fund	92,785	1,974,869	(1,643,302)	(211)	40	424,181	4,669	0
PIMCO RAE Fundamental PLUS International Fund	294,362	1,081,702	(1,317,228)	(68)	3	58,771	3,002	0
PIMCO RAE Fundamental PLUS Small Fund	23,831	68,349	(76,152)	(4)	0	16,024	263	0
PIMCO RAE Low Volatility PLUS Fund	55,360	142,816	(156,856)	(1)	(10)	41,309	515	0
PIMCO RAE Low Volatility PLUS EMG Fund	538,508	1,479,515	(2,016,400)	33	(2)	1,654	815	0
PIMCO RAE Low Volatility PLUS International Fund	434,149	906,053	(1,334,600)	25	(7)	5,620	853	0
PIMCO RAE Worldwide Long/Short PLUS Fund	96,876	7,689	(104,400)	(20)	6	151	588	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Funds may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Delayed-Delivery Transactions  involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, a Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds  are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loan Participations, Assignments and Originations  are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Fund or Funds. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When a Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Funds may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Funds may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments

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Notes to Financial Statements (Cont.)

may include revolving credit facilities, which may obligate a Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. As of March 31, 2018, the Funds had no unfunded loan commitments outstanding.

Mortgage-Related and Other Asset-Backed Securities  directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and each Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) a Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches”, with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Restricted Investments  are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to

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the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Funds at March 31, 2018 are disclosed in the Notes to Schedules of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

Roll-timing strategies can be used where a Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively.

When-Issued Transactions  are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by a Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below.

(a) Repurchase Agreements  Under the terms of a typical repurchase agreement, a Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by a Fund’s custodian or designated subcustodians under tri-party repurchase agreements and in certain instances will remain in custody with the counterparty. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase

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Notes to Financial Statements (Cont.)

agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  A sale-buyback financing transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  Short sales are transactions in which a Fund sells a security that it may not own. A Fund may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When a Fund engages in a short sale, it may borrow the security sold short and deliver it to the counterparty. A Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statements of Assets and Liabilities. Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to a Fund. A short sale is “against the box” if a Fund holds in its portfolio or has the right to acquire the security sold short at no additional cost. A Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” A Fund’s loss on a short sale could theoretically be unlimited in cases where a Fund is unable, for whatever reason, to close out its short position.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Funds may enter into the financial derivative instruments described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on how and why the Funds use financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Forward Foreign Currency Contracts  may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in

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excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  are agreements to buy or sell a security or other asset for a set price on a future date. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts  may be written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Credit Default Swaptions  may be written or purchased to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection on a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Foreign Currency Options  may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Inflation-Capped Options  may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect a Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Interest Rate-Capped Options  may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing interest rate-capped options is to protect a Fund from floating rate risk above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in interest rate linked products.

Interest Rate Swaptions  may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

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Notes to Financial Statements (Cont.)

Options on Exchange-Traded Futures Contracts  (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Indices  (“Index Option”) use a specified index as the underlying instrument for the option contract. The exercise for an Index Option will not include physical delivery of the underlying index but will result in a cash transfer of the amount of the difference between the settlement price of the underlying index and the strike price.

Options on Securities  may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

Straddle Options  (“Straddle”) are investment strategies that use combinations of options that allow a Fund to profit based on the future price movements of the underlying security, regardless of the direction of those movements. A written Straddle involves simultaneously writing a call option and a put option on the same security with the same strike price and expiration date. The written Straddle increases in value when the underlying security price has little volatility before the expiration date. A purchased Straddle involves simultaneously purchasing a call option and a put option on the same security with the same strike price and expiration date. The purchased Straddle increases in value when the underlying security price has high volatility, regardless of direction, before the expiration date.

(d) Swap Agreements  are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gain (loss) on the Statements of Operations.

For purposes of applying a Fund’s investment policies and restrictions, swap agreements are generally valued by a Fund at market value. In the case of a credit default swap, in applying certain of a Fund’s investment policies and restrictions, the Funds will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure value for purposes of a Fund’s credit quality guidelines (if any) because such value in general better reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, a Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in a Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual

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terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

To the extent a Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements  on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of

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Notes to Financial Statements (Cont.)

default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  may be entered into to help hedge against interest rate risk exposure and to maintain a Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Funds hold may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements  are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, a Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Fund would owe payments on any net positive total return, and would receive payments in the event of a net negative total return.

7. PRINCIPAL RISKS

The principal risks of investing in a Fund, which could adversely affect its net asset value, yield and total return, are listed below.

Risks	PIMCO RAE Fundamental Advantage PLUS Fund	PIMCO RAE Fundamental PLUS EMG Fund	PIMCO RAE Fundamental PLUS Fund	PIMCO RAE Fundamental PLUS International Fund	PIMCO RAE Fundamental PLUS Small Fund	PIMCO RAE Low Volatility PLUS EMG Fund	PIMCO RAE Low Volatility PLUS Fund	PIMCO RAE Low Volatility PLUS International Fund	PIMCO RAE Worldwide Long/Short PLUS Fund
New/Small Fund	—	—	—	—	X	—	—	—	—
Interest Rate	X	X	X	X	X	X	X	X	X
Call	X	X	X	X	X	X	X	X	X
Credit	X	X	X	X	X	X	X	X	X
High Yield	X	X	X	X	X	X	X	X	X
Market	X	X	X	X	X	X	X	X	X
Issuer	X	X	X	X	X	X	X	X	X
Liquidity	X	X	X	X	X	X	X	X	X
Derivatives	X	X	X	X	X	X	X	X	X
Equity	X	X	X	X	X	X	X	X	X

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Risks	PIMCO RAE Fundamental Advantage PLUS Fund	PIMCO RAE Fundamental PLUS EMG Fund	PIMCO RAE Fundamental PLUS Fund	PIMCO RAE Fundamental PLUS International Fund	PIMCO RAE Fundamental PLUS Small Fund	PIMCO RAE Low Volatility PLUS EMG Fund	PIMCO RAE Low Volatility PLUS Fund	PIMCO RAE Low Volatility PLUS International Fund	PIMCO RAE Worldwide Long/Short PLUS Fund
Mortgage-Related and Other Asset-Backed Securities	X	X	X	X	X	X	X	X	X
Foreign (Non-U.S.) Investment	X	X	X	X	X	X	X	X	X
Emerging Markets	X	X	X	X	X	X	X	X	X
Sovereign Debt	X	X	X	X	X	X	X	X	X
Currency	X	X	X	X	X	X	X	X	X
Leveraging	X	X	X	X	X	X	X	X	X
Smaller Company	—	—	—	—	X	—	—	—	—
Management	X	X	X	X	X	X	X	X	X
Short Exposure	X	X	X	X	X	X	X	X	X

Please see “Description of Principal Risks” in a Fund’s prospectus for a more detailed description of the risks of investing in a Fund.

New/Small Fund Risk  is the risk that a new or smaller Fund’s performance may not represent how a Fund is expected to or may perform in the long term. In addition, new Funds have limited operating histories for investors to evaluate and new and smaller Funds may not attract sufficient assets to achieve investment and trading efficiencies.

Interest Rate Risk  is the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Call Risk  is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that a Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk  is the risk that a Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

High Yield Risk  is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk  is the risk that the value of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk  is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Liquidity Risk  is the risk that a particular investment may be difficult to purchase or sell and that a Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk  is the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a Fund could lose more than the initial amount invested. A Fund’s use of derivatives may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with a Fund’s clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact a Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and a Fund’s performance.

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Notes to Financial Statements (Cont.)

Equity Risk  is the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Mortgage-Related and Other Asset-Backed Securities Risk  is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk.

Foreign (Non-U.S.) Investment Risk  is the risk that investing in foreign (non-U.S.) securities may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk  is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk  is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk  is the risk that foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar and affect a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk  is the risk that certain transactions of a Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing a Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Smaller Company Risk  is the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund’s investments in smaller companies subject it to greater levels of credit, market and issuer risk.

Management Risk  is the risk that the investment techniques and risk analyses applied by PIMCO and Research Affiliates will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO, Research Affiliates and the individual portfolio manager in connection with managing a Fund. There is no guarantee that the investment objective of a Fund will be achieved.

Short Exposure Risk  is the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to a Fund.

8. MASTER NETTING ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the

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Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission (“CFTC”). In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Schedules of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between a Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

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Notes to Financial Statements (Cont.)

The Investment Advisory Fees and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Investment Advisory Fee	Supervisory and Administrative Fee
Fund Name	All Classes	Institutional Class	Class P		Administrative Class		Class A		Class C		Class R
PIMCO RAE Fundamental Advantage PLUS Fund	0.64%	0.25%	0.35%		N/A		0.40%		0.40%		N/A
PIMCO RAE Fundamental PLUS Fund	0.54%	0.25%	0.35%		0.25%		0.40%		0.40%		N/A
PIMCO RAE Fundamental PLUS EMG Fund	0.85%	0.30%	0.40%		0.30%	~	0.45%		0.45%		N/A
PIMCO RAE Fundamental PLUS International Fund	0.57%	0.25%	0.35%		N/A		0.35%		0.35%	~	0.35%	*
PIMCO RAE Fundamental PLUS Small Fund	0.59%	0.25%	0.35%		N/A		0.35%		0.35%		0.35%	*
PIMCO RAE Low Volatility PLUS Fund	0.54%	0.25%	0.35%	~	N/A		0.40%		0.40%		N/A
PIMCO RAE Low Volatility PLUS EMG Fund(1)	0.85%	0.30%	0.40%	~	N/A		0.45%	~	N/A		N/A
PIMCO RAE Low Volatility PLUS International Fund	0.57%	0.25%	0.35%		N/A		0.35%	~	N/A		N/A
PIMCO RAE Worldwide Long/Short PLUS Fund	0.94%	0.25%	0.35%	~	N/A		0.40%	~	N/A		N/A

*	This particular share class has been registered with the SEC, but has not yet launched.
~	This share class was liquidated during the reporting period.
(1)	PIMCO has contractually agreed, through July 31, 2018, to reduce its Investment Advisory Fee by 0.15% of the average daily net assets of the Fund.

(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of each Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, a Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits a Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A
All Funds	—	0.25%
Class C
All Funds	0.75%	0.25%
Class R
All Funds	0.25%	0.25%

	Distribution and/or Servicing Fee
Administrative Class
All Funds	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund. For the period ended March 31, 2018, the Distributor retained $8,573,595 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) taxes and governmental fees; (ii) brokerage fees and commissions and other portfolio transaction expenses; (iii) the costs of borrowing money, including interest expense; (iv) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel

160	PIMCO FUNDAMENTAL INDEX FUNDS

March 31, 2018

retained exclusively for their benefit; (v) extraordinary expense, including costs of litigation and indemnification expenses; (vi) organizational expenses; and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $152,300, plus $15,750 for each Board meeting attended in person, $775 ($2,025 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each Board meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $18,000 and each other committee chair receives an additional annual retainer of $4,500. Each Trustee, other than the Trustees affiliated with PIMCO, or its affiliates, receives $775 for each Valuation Oversight Committee meeting attended. In addition, the Valuation Oversight Committee co-leads together receive an additional retainer of $11,500, which amount is divided evenly among the co-leads so that each individually receives an additional annual retainer of $5,750. The Lead Independent Trustee receives an annual retainer of $13,000.

These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets except PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed to waive a portion of the Funds’ Supervisory and Administrative Fee, or reimburse each Fund, to the extent that each Fund’s organizational expenses and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of each Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to the Fee Waiver Agreement, PIMCO contractually agreed to reduce its Investment Advisory Fee for the PIMCO RAE Low Volatility PLUS EMG Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver is reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO.

Under certain conditions, PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. The total recoverable amounts to PIMCO (from the Fee Waiver Agreement and Expense Limitation Agreement combined) at March 31, 2018, were as follows (amounts in thousands):

	Expiring Within
Fund Name	12 months	13-24 months	25-36 months	Total
PIMCO RAE Low Volatility PLUS EMG Fund	$5,548	$4,947	$3,266	$13,761

The waiver is reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended March 31, 2018, the amount waived was $3,247,768.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended March 31, 2018, the Funds below engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act (amounts in thousands†):

Fund Name	Purchases	Sales
PIMCO RAE Fundamental Advantage PLUS Fund	$38,191	$7,827
PIMCO RAE Fundamental PLUS Fund	11,076	14,956
PIMCO RAE Fundamental PLUS EMG Fund	18,337	27,845
PIMCO RAE Fundamental PLUS International Fund	2,231	6,474
PIMCO RAE Fundamental PLUS Small Fund	628	332
PIMCO RAE Low Volatility PLUS Fund	1,115	5,652
PIMCO RAE Low Volatility PLUS EMG Fund	13,714	277,779

ANNUAL REPORT	MARCH 31, 2018	161

Notes to Financial Statements (Cont.)

Fund Name	Purchases	Sales
PIMCO RAE Low Volatility PLUS International Fund	$7,685	$74,074
PIMCO RAE Worldwide Long/Short PLUS Fund	4,913	26,045

†	A zero balance may reflect actual amounts rounding to less than one thousand.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust

(including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The transaction costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2018, were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
PIMCO RAE Fundamental Advantage PLUS Fund	$670,518	$342,029	$250,273	$164,237
PIMCO RAE Fundamental PLUS Fund	1,461,833	1,344,933	314,643	366,205
PIMCO RAE Fundamental PLUS EMG Fund	1,272,965	670,324	547,416	428,647
PIMCO RAE Fundamental PLUS International Fund	1,004,623	894,000	178,342	115,019
PIMCO RAE Fundamental PLUS Small Fund	78,640	58,169	18,890	13,248
PIMCO RAE Low Volatility PLUS Fund	168,385	127,781	34,720	61,926
PIMCO RAE Low Volatility PLUS EMG Fund	3,855,628	4,201,108	257,609	854,066
PIMCO RAE Low Volatility PLUS International Fund	941,288	982,011	118,968	375,793
PIMCO RAE Worldwide Long/Short PLUS Fund	986,198	929,999	160,004	372,662

†	A zero balance may reflect actual amounts rounding to less than one thousand.

162	PIMCO FUNDAMENTAL INDEX FUNDS

March 31, 2018

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO RAE Fundamental Advantage PLUS Fund						PIMCO RAE Fundamental PLUS Fund
	Year Ended 03/31/2018				Year Ended 03/31/2017		Year Ended 03/31/2018				Year Ended 03/31/2017
	Shares		Amount		Shares	Amount	Shares		Amount		Shares	Amount
Receipts for shares sold
Institutional Class	107,207		$1,079,359		30,838	$305,801	15,151		$114,026		18,954	$126,179
Class P	46		470		83	823	11,552		86,007		17,380	116,372
Administrative Class	0		0		0	0	640		4,757		3,736	25,429
Class D	73		713		1,054	10,540	5,002		35,656		9,080	58,473
Class A	676	(a)	6,678	(a)	88	870	48,694	(b)	342,621	(b)	14,108	90,324
Class C	24		234		153	1,514	5,521		36,726		8,653	52,166
Issued as reinvestment of distributions
Institutional Class	525		5,249		0	0	4,926		37,305		0	0
Class P	5		51		0	0	2,483		18,654		0	0
Administrative Class	0		0		0	0	354		2,619		0	0
Class D	6		60		0	0	3,216		23,168		0	0
Class A	7		64		0	0	4,882		35,246		0	0
Class C	3		26		0	0	3,826		25,629		0	0
Cost of shares redeemed
Institutional Class	(1,736)		(17,396)		(48,748)	(489,707)	(22,405)		(169,639)		(29,928)	(193,001)
Class P	(314)		(3,153)		(564)	(5,668)	(15,102)		(112,160)		(19,327)	(124,732)
Administrative Class	0		0		0	0	(732)		(5,384)		(718)	(4,636)
Class D	(1,178	)(a)	(11,562	)(a)	(1,345)	(13,306)	(52,101	)(b)	(365,408	)(b)	(20,242)	(126,398)
Class A	(364)		(3,587)		(1,340)	(12,947)	(19,851)		(142,974)		(32,155)	(200,470)
Class C	(385)		(3,770)		(355)	(3,482)	(16,181)		(107,122)		(20,216)	(117,880)
Net increase (decrease) resulting from Fund share transactions	104,595		$1,053,436		(20,136)	$(205,562)	(20,125)		$(140,273)		(50,675)	$(298,174)

ANNUAL REPORT	MARCH 31, 2018	163

Notes to Financial Statements (Cont.)

	PIMCO RAE Fundamental PLUS EMG Fund						PIMCO RAE Fundamental PLUS International Fund
	Year Ended 03/31/2018				Year Ended 03/31/2017		Year Ended 03/31/2018				Year Ended 03/31/2017
	Shares		Amount		Shares	Amount	Shares		Amount		Shares	Amount
Receipts for shares sold
Institutional Class	104,812		$1,168,884		19,580	$177,714	23,248		$212,327		58,816	$473,578
Class P	4,767		54,530		3,812	35,453	165		1,638		122	1,029
Administrative Class	27	(c)	285	(c)	36	341	0		0		0	0
Class D	1,590		16,962		4,088	36,377	785		7,711		183	1,500
Class A	2,226	(d)	24,759	(d)	353	3,445	730	(e)	7,105	(e)	70	557
Class C	305		3,254		98	923	141	(f)	1,380	(f)	15	131
Issued as reinvestment of distributions
Institutional Class	14,119		153,604		6,364	56,737	9,902		97,031		933	7,663
Class P	299		3,220		129	1,166	50		493		6	48
Administrative Class	4	(c)	38	(c)	1	8	0		0		0	0
Class D	154		1,602		79	702	43		417		5	40
Class A	87		929		23	205	42		410		3	26
Class C	28		287		7	62	15	(f)	150	(f)	1	4
Cost of shares redeemed
Institutional Class	(16,338)		(181,976)		(160,230)	(1,469,474)	(79,484)		(809,253)		(38,344)	(301,403)
Class P	(4,418)		(48,407)		(871)	(7,802)	(338)		(3,457)		(99)	(817)
Administrative Class	(73	)(c)	(803	)(c)	(29)	(249)	0		0		0	0
Class D	(4,207	)(d)	(45,539	)(d)	(2,327)	(21,126)	(1,306	)(e)	(12,910	)(e)	(801)	(6,289)
Class A	(738)		(8,027)		(172)	(1,530)	(133)		(1,328)		(90)	(732)
Class C	(132)		(1,400)		(91)	(828)	(294	)(f)	(3,023	)(f)	(72)	(585)
Net increase (decrease) resulting from Fund share transactions	102,512		$1,142,202		(129,150)	$(1,187,876)	(46,434)		$(501,309)		20,748	$174,750

164	PIMCO FUNDAMENTAL INDEX FUNDS

March 31, 2018

PIMCO RAE Fundamental PLUS Small Fund						PIMCO RAE Low Volatility PLUS Fund								PIMCO RAE Low Volatility PLUS EMG Fund
Year Ended 03/31/2018				Year Ended 03/31/2017		Year Ended 03/31/2018				Year Ended 03/31/2017				Year Ended 03/31/2018				Year Ended 03/31/2017
Shares		Amount		Shares	Amount	Shares		Amount		Shares		Amount		Shares		Amount		Shares		Amount

2,120		$25,007		2,579	$27,806	3,376		$39,547		2,652		$31,039		5,251		$53,114		21,527		$179,769
165		1,929		291	3,297	55	(h)	709	(h)	44		526		6	(j)	57	(j)	4		37
0		0		0	0	0		0		0		0		0		0		0		0
275		3,207		394	4,254	0		0		224	(i)	2,659	(i)	0		0		360	(i)	3,085	(i)
708	(g)	8,034	(g)	203	2,250	432		5,544		381		4,430		26	(j)	255	(j)	38		335
57		650		110	1,171	72		902		418		4,774		13	(k)	125	(k)	183		1,584

637		7,527		27	310	2,270		27,511		311		3,730		13,195		130,963		4,705		39,995
20		230		2	18	18	(h)	220	(h)	1		11		1	(j)	8	(j)	0		2
0		0		0	0	0		0		0		0		0		0		0		0
38		450		1	8	0		0		2	(i)	28	(i)	0		0		0	(i)	4	(i)
40		474		1	11	194		2,328		14		169		3	(j)	27	(j)	0		3
21		247		0	0	73		853		4		52		1	(k)	7	(k)	0		3

(1,420)		(16,874)		(2,338)	(24,101)	(3,213)		(40,238)		(11,512)		(137,701)		(242,987)		(2,441,739)		(126,010)		(1,098,444)
(241)		(2,808)		(141)	(1,448)	(140	)(h)	(1,726	)(h)	(33)		(386)		(28	)(j)	(291	)(j)	(10)		(86)
0		0		0	0	0		0		0		0		0		0		0		0
(732	)(g)	(8,342	)(g)	(494)	(5,100)	0		0		(281	)(i)	(3,305	)(i)	0		0		(413	)(i)	(3,567	)(i)
(189)		(2,218)		(126)	(1,312)	(422)		(5,322)		(183)		(2,157)		(78	)(j)	(831	)(j)	(16)		(145)
(96)		(1,095)		(314)	(3,251)	(192)		(2,325)		(208)		(2,407)		(81	)(k)	(781	)(k)	(148)		(1,262)
1,403		$16,418		195	$3,913	2,523		$28,003		(8,166)		$(98,538)		(224,678)		$(2,259,086)		(99,780)		$(878,687)

ANNUAL REPORT	MARCH 31, 2018	165

Notes to Financial Statements (Cont.)

	PIMCO RAE Low Volatility PLUS International Fund								PIMCO RAE Worldwide Long/Short PLUS Fund
	Year Ended 03/31/2018				Year Ended 03/31/2017				Year Ended 03/31/2018				Year Ended 03/31/2017
	Shares		Amount		Shares		Amount		Shares		Amount		Shares		Amount
Receipts for shares sold
Institutional Class	2,381		$26,357		68,307		$656,521		18,532		$183,025		31,873		$307,489
Class P	22		241		1,091		9,977		56	(j)	562	(j)	0		0
Administrative Class	0		0		0		0		0		0		0		0
Class D	0		0		4	(i)	29	(i)	0		0		137	(i)	1,347	(i)
Class A	143	(l)	1,559	(l)	165		1,620		12	(j)	125	(j)	4		32
Class C	10	(k)	112	(k)	66		630		2	(k)	23	(k)	67		642
Issued as reinvestment of distributions
Institutional Class	4,544		50,183		2,308		22,445		9,318		91,937		7,446		71,972
Class P	46		507		15		142		4	(j)	38	(j)	0		1
Administrative Class	0		0		0		0		0		0		0		0
Class D	0		0		0	(i)	1	(i)	0		0		1	(i)	10	(i)
Class A	17	(l)	184	(l)	3		30		2	(j)	17	(j)	0		4
Class C	1	(k)	6	(k)	1		5		1	(k)	9	(k)	2		15
Cost of shares redeemed
Institutional Class	(96,299)		(1,025,744)		(82,703)		(792,472)		(57,438)		(575,805)		(104,381)		(1,009,857)
Class P	(228)		(2,469)		(441)		(4,215)		(62	)(j)	(614	)(j)	(1)		(12)
Administrative Class	0		0		0		0		0		0		0		0
Class D	0		0		(23	)(i)	(218	)(i)	0		0		(141	)(i)	(1,380	)(i)
Class A	(409	)(l)	(4,618	)(l)	(190)		(1,784)		(24	)(j)	(239	)(j)	(2)		(20)
Class C	(101	)(k)	(1,075	)(k)	(14)		(130)		(70	)(k)	(691	)(k)	(4)		(37)
Net increase (decrease) resulting from Fund share transactions	(89,873)		$(954,757)		(11,411)		$(107,419)		(29,667)		$(301,613)		(64,999)		$(629,794)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	On March 23, 2018, 614 Class D shares in the amount of $6,028 converted into Class A shares of the Fund.
(b)	On March 23, 2018, 37,436 Class D shares in the amount of $261,060 converted into Class A shares of the Fund.
(c)	Administrative Class Shares liquidated at the close of business on January 31, 2018.
(d)	On March 23, 2018, 1,035 Class D shares in the amount of $11,508 converted into Class A shares of the Fund.
(e)	On March 23, 2018, 445 Class D shares in the amount of $4,242 converted into Class A shares of the Fund.
(f)	Class C Shares liquidated at the close of business on January 31, 2018.
(g)	On March 23, 2018, 486 Class D shares in the amount of $5,470 converted into Class A shares of the Fund.
(h)	Class P Shares liquidated at the close of business on January 31, 2018.
(i)	Class D Shares liquidated at the close of business on January 13, 2017.
(j)	Class A and Class P Shares liquidated at the close of business on January 31, 2018.
(k)	Class C Shares liquidated at the close of business on July 28, 2017.
(l)	Class A Shares liquidated at the close of business on January 31, 2018.

The following table discloses the number of shareholders that own 10% or more of the outstanding shares of a Fund along with their respective percent ownership, if any, for the period ended March 31, 2018. Some of these shareholders may be considered related parties, which may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

	Shareholders that own 10% or more of outstanding shares		Total percentage of portfolio held by shareholders that own 10% or more of outstanding shares
	Non-Related Parties	Related Parties	Non-Related Parties	Related Parties
PIMCO RAE Fundamental Advantage PLUS Fund	0	2	0%	94%
PIMCO RAE Fundamental PLUS EMG Fund	0	2	0%	87%
PIMCO RAE Fundamental PLUS International Fund	0	2	0%	88%
PIMCO RAE Fundamental PLUS Small Fund	0	1	0%	51%
PIMCO RAE Low Volatility PLUS Fund	0	2	0%	89%
PIMCO RAE Low Volatility PLUS EMG Fund	0	2	0%	97%
PIMCO RAE Low Volatility PLUS International Fund	0	2	0%	96%
PIMCO RAE Worldwide Long/Short PLUS Fund	0	2	0%	94%

166	PIMCO FUNDAMENTAL INDEX FUNDS

March 31, 2018

14. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of March 31, 2018, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

As of March 31, 2018, the components of distributable taxable earnings are as follows (amounts in thousands†):

	Undistributed Ordinary Income(1)	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(2)	Other Book-to-Tax Accounting Differences(3)	Accumulated Capital Losses(4)	Qualified Late-Year Loss Deferral - Capital(5)	Qualified Late-Year Loss Deferral - Ordinary(6)
PIMCO RAE Fundamental Advantage PLUS Fund	$8,285	$0	$441	$(7)	$(989,941)	$0	$0
PIMCO RAE Fundamental PLUS Fund	28,642	151,760	138,824	0	0	0	0
PIMCO RAE Fundamental PLUS EMG Fund	81,848	0	117,327	(12)	(131,357)	0	0
PIMCO RAE Fundamental PLUS International Fund	75,352	0	28,259	(6)	(39,878)	0	0
PIMCO RAE Fundamental PLUS Small Fund	2,892	7,408	(341)	(4)	(15,632)	0	0
PIMCO RAE Low Volatility PLUS Fund	202	23,315	(3,252)	(1)	0	0	0
PIMCO RAE Low Volatility PLUS EMG Fund	107,761	9,980	109,553	0	0	0	0
PIMCO RAE Low Volatility PLUS International Fund	56,922	93,633	(4,548)	0	0	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	0	0	5,879	0	(142,000)	0	(28,646)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Includes undistributed short-term capital gains, if any.
(2)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain/loss on swap contracts, convertible preferred securities, Lehman securities, straddle loss deferrals, and sale/buyback transactions.

(3)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for organizational costs.
(4)	Capital losses available to offset future net capital gains expire in varying amounts as shown below.
(5)	Capital losses realized during the period November 1, 2017 through March 31, 2018 which the Funds elected to defer to the following taxable year pursuant to income tax regulations.
(6)	Specified losses realized during the period November 1, 2017 through March 31, 2018 which the Funds elected to defer to the following taxable year pursuant to income tax regulations.

The Funds will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

ANNUAL REPORT	MARCH 31, 2018	167

Notes to Financial Statements (Cont.)

As of March 31, 2018, the Funds had accumulated capital losses expiring in the following year (amounts in thousands†)(7).

Expiration of Accumulated Capital Losses
03/31/2019
PIMCO RAE Fundamental Advantage PLUS Fund*	$192,616
PIMCO RAE Fundamental PLUS Fund	0
PIMCO RAE Fundamental PLUS EMG Fund	0
PIMCO RAE Fundamental PLUS International Fund	0
PIMCO RAE Fundamental PLUS Small Fund	0
PIMCO RAE Low Volatility PLUS Fund	0
PIMCO RAE Low Volatility PLUS EMG Fund	0
PIMCO RAE Low Volatility PLUS International Fund	0
PIMCO RAE Worldwide Long/Short PLUS Fund	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Under the Regulated Investment Company Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considereed all short-term under previous law.

As of March 31, 2018, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term
PIMCO RAE Fundamental Advantage PLUS Fund*	$593,156	$204,169
PIMCO RAE Fundamental PLUS Fund	0	0
PIMCO RAE Fundamental PLUS EMG Fund	0	131,357
PIMCO RAE Fundamental PLUS International Fund	39,878	0
PIMCO RAE Fundamental PLUS Small Fund*	13,025	2,607
PIMCO RAE Low Volatility PLUS Fund	0	0
PIMCO RAE Low Volatility PLUS EMG Fund	0	0
PIMCO RAE Low Volatility PLUS International Fund	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	114,465	27,535

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)	*Portion of amount represents realized loss and recognized built-in loss under IRC 382-383, which is carried forward to future years to offset future realized gain subject to certain limitations.

As of March 31, 2018, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(8)
PIMCO RAE Fundamental Advantage PLUS Fund	$1,670,365	$56,347	$(55,970)	$377
PIMCO RAE Fundamental PLUS Fund	1,894,047	206,913	(68,269)	138,644
PIMCO RAE Fundamental PLUS EMG Fund	2,769,755	212,469	(95,548)	116,921
PIMCO RAE Fundamental PLUS International Fund	838,512	60,368	(32,356)	28,012
PIMCO RAE Fundamental PLUS Small Fund	106,992	6,037	(6,382)	(345)
PIMCO RAE Low Volatility PLUS Fund	239,998	6,994	(10,273)	(3,279)
PIMCO RAE Low Volatility PLUS EMG Fund	1,499,052	179,860	(70,652)	109,208
PIMCO RAE Low Volatility PLUS International Fund	729,363	28,035	(32,780)	(4,745)
PIMCO RAE Worldwide Long/Short PLUS Fund	1,133,081	63,569	(57,699)	5,870

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)

Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) on investments are attributable to open wash sale loss deferrals, straddle loss deferrals, sale/buyback transactions, unrealized gain or loss on certain futures, options and forward contracts, realized and unrealized gain (loss) swap contracts, and convertible preferred securities.

168	PIMCO FUNDAMENTAL INDEX FUNDS

March 31, 2018

For the fiscal years ended March 31, 2018 and March 31, 2017, respectively, the Funds made the following tax basis distributions (amounts in thousands†):

	March 31, 2018			March 31, 2017
	Ordinary Income Distributions(9)	Long-Term Capital Gain Distributions	Return of Capital(10)	Ordinary Income Distributions(9)	Long-Term Capital Gain Distributions	Return of Capital(10)
PIMCO RAE Fundamental Advantage PLUS Fund	$5,500	$0	$0	$0	$0	$0
PIMCO RAE Fundamental PLUS Fund	118,001	31,902	0	0	0	0
PIMCO RAE Fundamental PLUS EMG Fund	160,001	0	0	59,002	0	0
PIMCO RAE Fundamental PLUS International Fund	98,502	0	0	8,000	0	0
PIMCO RAE Fundamental PLUS Small Fund	8,955	0	0	351	0	0
PIMCO RAE Low Volatility PLUS Fund	19,226	11,695	0	4,001	0	0
PIMCO RAE Low Volatility PLUS EMG Fund	131,005	0	0	40,007	0	0
PIMCO RAE Low Volatility PLUS International Fund	37,100	13,781	0	16,005	6,619	0
PIMCO RAE Worldwide Long/Short PLUS Fund	92,001	0	0	72,002	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(9)	Includes short-term capital gains distributed, if any.
(10)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

16. SUBSEQUENT EVENTS

On February 13, 2018, the Board approved a proposal to change the name of Class P for all Funds of the Trust that offer such class to I-2. The name change occurred on April 27, 2018.

On May 15, 2018, the Board approved a proposal to change the name of certain Funds as indicated in the table below. The name changes are expected to be effective on July 30, 2018.

Current Fund Name	New Fund Name
PIMCO RAE Fundamental PLUS EMG Fund	PIMCO RAE PLUS EMG Fund
PIMCO RAE Fundamental PLUS Fund	PIMCO RAE PLUS Fund
PIMCO RAE Fundamental PLUS International Fund	PIMCO RAE PLUS International Fund
PIMCO RAE Fundamental PLUS Small Fund	PIMCO RAE PLUS Small Fund

There were no other subsequent events identified that require recognition or disclosure.

ANNUAL REPORT	MARCH 31, 2018	169

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Funds and Shareholders of PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS International Fund and PIMCO RAE Worldwide Long/Short PLUS Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS International Fund and PIMCO RAE Worldwide Long/Short PLUS Fund (nine of the funds constituting PIMCO Funds, hereafter collectively referred to as the “Funds”) as of March 31, 2018, the related statements of operations for the year ended March 31, 2018, the statements of changes in net assets for each of the two years in the period ended March 31, 2018, and for PIMCO RAE Low Volatility PLUS EMG Fund, the statement of cash flows for the year ended March 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2018, for PIMCO RAE Low Volatility PLUS EMG Fund, the results of its cash flows for the year then ended and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Kansas City, Missouri

May 24, 2018

We have served as the auditor of one or more investment companies in PIMCO Funds since 1987.

170	PIMCO FUNDAMENTAL INDEX FUNDS

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FBF	Credit Suisse International	MSB	Morgan Stanley Bank, N.A
BOA	Bank of America N.A.	FICC	Fixed Income Clearing Corporation	MYC	Morgan Stanley Capital Services, Inc.
BOM	Bank of Montreal	GLM	Goldman Sachs Bank USA	MYI	Morgan Stanley & Co. International PLC
BOS	Banc of America Securities LLC	GRE	RBS Securities, Inc.	NOM	Nomura Securities International Inc.
BPG	BNP Paribas Securities Corp.	GSC	Goldman Sachs & Co.	RBC	Royal Bank of Canada
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	RDR	RBC Capital Markets LLC
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	RYL	Royal Bank of Scotland Group PLC
CBK	Citibank N.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SCX	Standard Chartered Bank
CIB	Canadian Imperial Bank of Commerce	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale
DEU	Deutsche Bank Securities, Inc.	JPS	JP Morgan Securities, Inc.	SSB	State Street Bank and Trust Co.
DUB	Deutsche Bank AG	MBC	HSBC Bank Plc	UAG	UBS AG Stamford
FAR	Wells Fargo Bank National Association	MEI	Merrill Lynch International	UBS	UBS Securities LLC

Currency Abbreviations:
ARS	Argentine Peso	GBP	British Pound	NZD	New Zealand Dollar
AUD	Australian Dollar	HKD	Hong Kong Dollar	PHP	Philippine Peso
BRL	Brazilian Real	HUF	Hungarian Forint	PLN	Polish Zloty
CAD	Canadian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
CHF	Swiss Franc	ILS	Israeli Shekel	SEK	Swedish Krona
CLP	Chilean Peso	INR	Indian Rupee	SGD	Singapore Dollar
CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	THB	Thai Baht
CNY	Chinese Renminbi (Mainland)	KRW	South Korean Won	TRY	Turkish New Lira
COP	Colombian Peso	MXN	Mexican Peso	TWD	Taiwanese Dollar
CZK	Czech Koruna	MYR	Malaysian Ringgit	USD (or $)	United States Dollar
DKK	Danish Krone	NOK	Norwegian Krone	ZAR	South African Rand
EUR	Euro

Exchange Abbreviations:
CBOT	Chicago Board of Trade	FTSE	Financial Times Stock Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
12MTA	12 Month Treasury Average	ERADXULT	eRAFI International Large Strategy Index	NDDUWXUS	MSCI Daily TR Net World Ex USA Index
ABX.HE	Asset-Backed Securities Index - Home Equity	ERAEMLT	eRAFI Emerging Markets Strategy Index	NDUEEGF	iShares MSCI Emerging Markets ETF
BADLARPP	Argentina Badlar Floating Rate Notes	ERAUSLT	eRAFI U.S. Large Strategy Index	RALVEIET	RA Emerging Markets Low Volatility Equity Income Total Return Index
BBSW1M	1 Month Bank Bill Swap Rate	ERAUSST	eRAFI U.S. Small Strategy Index	RALVEIIT	RA International Low Volatility Equity Income Total Return Index
BP0003M	3 Month GBP-LIBOR	EUR003M	3 Month EUR Swap Rate	RALVEIUT	RA U.S. Low Volatility Equity Income Total Return Index
CDX.HY	Credit Derivatives Index - High Yield	EUR006M	6 Month EUR Swap Rate	S&P 500	Standard & Poor’s 500 Index
CDX.IG	Credit Derivatives Index - Investment Grade	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	US0001M	1 Month USD Swap Rate
COF 11	Cost of Funds - 11th District of San Francisco	LIBOR01M	1 Month USD-LIBOR	US0003M	3 Month USD Swap Rate
CPTFEMU	Eurozone HICP ex-Tobacco Index	LIBOR03M	3 Month USD-LIBOR	US0006M	6 Month USD Swap Rate
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	LIBOR12M	12 Month USD-LIBOR	US0012M	12 Month USD Swap Rate

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal

Other Abbreviations:
ABS	Asset-Backed Security	DAC	Designated Activity Company	NCUA	National Credit Union Administration
ALT	Alternate Loan Trust	ESM	European Stability Mechanism	OAT	Obligations Assimilables du Trésor
BABs	Build America Bonds	EURIBOR	Euro Interbank Offered Rate	REMIC	Real Estate Mortgage Investment Conduit
BBSW	Bank Bill Swap Reference Rate	FDIC	Federal Deposit Insurance Corp.	SP - ADR	Sponsored American Depositary Receipt
CDI	Brazil Interbank Deposit Rate	LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced
CLO	Collateralized Loan Obligation	MBS	Mortgage-Backed Security

ANNUAL REPORT	MARCH 31, 2018	171

Federal Income Tax Information

(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Funds’ fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction.  Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Funds’ dividend distribution that qualifies under tax law. The percentage of the following Funds’ Fiscal 2018 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below:

Qualified Dividend Income.  Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentage of ordinary dividends paid during the fiscal year ended March 31, 2018 was designated as ‘qualified dividend income’ as defined in the Act subject to reduced tax rates in 2018:

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only).  Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2018 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2018 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s† )	Qualified Short-Term Capital Gain (000s†)
PIMCO RAE Fundamental Advantage PLUS Fund	14.85%	14.85%	$5,500	$0
PIMCO RAE Fundamental PLUS Fund	0.00%	0.00%	118,001	0
PIMCO RAE Fundamental PLUS EMG Fund	0.00%	0.00%	160,001	0
PIMCO RAE Fundamental PLUS International Fund	0.00%	0.00%	98,503	0
PIMCO RAE Fundamental PLUS Small Fund	0.00%	0.00%	3,638	5,206
PIMCO RAE Low Volatility PLUS Fund	0.00%	0.00%	4,900	14,326
PIMCO RAE Low Volatility PLUS EMG Fund	0.00%	0.00%	131,005	0
PIMCO RAE Low Volatility PLUS International Fund	0.00%	0.00%	37,100	0
PIMCO RAE Worldwide Long/Short PLUS Fund	0.00%	0.00%	46,939	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2019, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2018.

172	PIMCO FUNDAMENTAL INDEX FUNDS

Management of the Trust

(Unaudited)

The charts below identify the Trustees and executive officers of the Trust. Unless otherwise indicated, the address of all persons below is 650 Newport Center Drive, Newport Beach, CA 92660.

The Funds’ Statement of Additional Information includes more information about the Trustees and Officers. To request a free copy, call PIMCO at (888) 87-PIMCO or visit the Funds’ website at www.pimco.com.

Name, Year of Birth and Position Held with Trust*	Term of Office and Length of Time Served†	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Public Company and Investment Company Directorships Held by Trustee During the Past 5 Years

Interested Trustees[1]

Brent R. Harris (1959) Chairman of the Board and Trustee	02/1992 to present	Managing Director, PIMCO. Formerly, member of Executive Committee, PIMCO.	162	Chairman and Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT; Director, StocksPLUS® Management, Inc; and member of Board of Governors, Investment Company Institute.

Peter G. Strelow (1970) Trustee	05/2017 to present	Managing Director and Co-Chief Operating Officer, PIMCO. Formerly, Chief Administrative Officer, PIMCO.	141	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust.

Independent Trustees

George E. Borst (1948) Trustee	04/2015 to present	Executive Advisor, McKinsey & Company (since 10/14); Formerly, Executive Advisor, Toyota Financial Services (10/13-12/14); and CEO, Toyota Financial Services (1/01-9/13).	141	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust; Director, MarineMax Inc.

Jennifer Holden Dunbar (1963) Trustee	04/2015 to present	Managing Director, Dunbar Partners, LLC (business consulting and investments). Formerly, Partner, Leonard Green & Partners, L.P.	162	Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT; Director, PS Business Parks; Director, Big 5 Sporting Goods Corporation.

Kym M. Hubbard (1957) Trustee	02/2017 to present	Formerly, Global Head of Investments, Chief Investment Officer and Treasurer, Ernst & Young.	141	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust; Director, State Auto Financial Corporation.

Gary F. Kennedy (1955) Trustee	04/2015 to present	Formerly, Senior Vice President, General Counsel and Chief Compliance Officer, American Airlines and AMR Corporation (now American Airlines Group) (1/03-1/14).	141	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust.

Peter B. McCarthy (1950) Trustee	04/2015 to present	Formerly, Assistant Secretary and Chief Financial Officer, United States Department of Treasury; Deputy Managing Director, Institute of International Finance.	162	Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.

Ronald C. Parker (1951) Lead Independent Trustee	07/2009 to present Lead Independent Trustee - 02/2017 to present	Director of Roseburg Forest Products Company. Formerly, Chairman of the Board, The Ford Family Foundation; and President, Chief Executive Officer, Hampton Affiliates (forestry products).	162	Lead Independent Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust; Trustee, PIMCO Equity Series and PIMCO Equity Series VIT.

*	Unless otherwise noted, the information for the individuals listed is as of March 31, 2018.
[1]	Mr. Harris and Mr. Strelow are “interested persons” of the Trust (as that term is defined in the 1940 Act) because of their affiliations with PIMCO.
†	Trustees serve until their successors are duly elected and qualified.

ANNUAL REPORT	MARCH 31, 2018	173

Management of the Trust (Cont.)

Executive Officers

Name, Year of Birth and Position Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years*

Peter G. Strelow (1970) President	01/2015 to present Senior Vice President 11/2013 to 01/2015 Vice President 05/2008 to 11/2013	Managing Director and Co-Chief Operating Officer, PIMCO. President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Chief Administrative Officer, PIMCO.

David C. Flattum (1964) Chief Legal Officer	11/2006 to present	Managing Director and General Counsel, PIMCO. Chief Legal Officer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Formerly, Managing Director, Chief Operating Officer and General Counsel, Allianz Asset Management of America L.P.

Jennifer E. Durham (1970) Chief Compliance Officer	07/2004 to present	Managing Director and Chief Compliance Officer, PIMCO. Chief Compliance Officer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.

Brent R. Harris (1959) Senior Vice President	01/2015 to present President 03/2009 to 01/2015	Managing Director, PIMCO. Senior Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Formerly, member of Executive Committee, PIMCO.

Joshua D. Ratner (1976)** Vice President - Senior Counsel, Secretary	11/2013 to present Assistant Secretary 10/2007 to 01/2011	Executive Vice President and Deputy General Counsel, PIMCO. Chief Legal Officer, PIMCO Investments LLC. Vice President - Senior Counsel, Secretary, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Vice President, Secretary and Chief Legal Officer, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.

Ryan G. Leshaw (1980) Assistant Secretary	05/2012 to present	Senior Vice President and Senior Counsel, PIMCO. Assistant Secretary, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Associate, Willkie Farr & Gallagher LLP.

Wu-Kwan Kit (1981) Assistant Secretary	08/2017 to present	Vice President and Counsel, PIMCO. Assistant Secretary, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Assistant General Counsel, VanEck Associates Corp.

Stacie D. Anctil (1969) Vice President	05/2015 to present Assistant Treasurer 11/2003 to 05/2015	Executive Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.

William G. Galipeau (1974) Vice President	11/2013 to present	Executive Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.

Eric D. Johnson (1970)** Vice President	05/2011 to present	Executive Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.

Henrik P. Larsen (1970) Vice President	02/1999 to present	Senior Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.

Bijal Y. Parikh (1978) Vice President	02/2017 to present	Senior Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.

Greggory S. Wolf (1970) Vice President	05/2011 to present	Senior Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.

Trent W. Walker (1974) Treasurer	11/2013 to present Assistant Treasurer 05/2007 to 11/2013	Executive Vice President, PIMCO. Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.

Erik C. Brown (1967) Assistant Treasurer	02/2001 to present	Executive Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.

Colleen D. Miller (1980)** Assistant Treasurer	02/2017 to present	Senior Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Vice President Cohen & Steers Capital Management.

Christopher M. Morin (1980) Assistant Treasurer	08/2016 to present	Senior Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.

174	PIMCO FUNDAMENTAL INDEX FUNDS

(Unaudited)

Name, Year of Birth and Position Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years*

Jason J. Nagler (1982)** Assistant Treasurer	05/2015 to present	Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Head of Mutual Fund Reporting, GMO and Assistant Treasurer, GMO Trust and GMO Series Trust Funds.

*

The term “PIMCO-Sponsored Closed-End Funds” as used herein includes: PIMCO California Municipal Income Fund, PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III, PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO New York Municipal Income Fund, PIMCO New York Municipal Income Fund II, PIMCO New York Municipal Income Fund III, PCM Fund Inc., PIMCO Corporate & Income Opportunity Fund, PIMCO Corporate & Income Strategy Fund, PIMCO Dynamic Credit and Mortgage Income Fund, PIMCO Dynamic Income Fund, PIMCO Global StocksPLUS® & Income Fund, PIMCO High Income Fund, PIMCO Income Opportunity Fund, PIMCO Income Strategy Fund, PIMCO Income Strategy Fund II and PIMCO Strategic Income Fund, Inc.; the term “PIMCO-Sponsored Interval Funds” as used herein includes: PIMCO Flexible Credit Income Fund and PIMCO Flexible Municipal Income Fund.

**	The address of these officers is Pacific Investment Management Company LLC, 1633 Broadway, New York, New York 10019.

ANNUAL REPORT	MARCH 31, 2018	175

Privacy Policy1

The Funds2,3 consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ non-public personal information. The Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

OBTAINING PERSONAL INFORMATION

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers or sub-advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial advisor or consultant, and/or from information captured on applicable websites.

RESPECTING YOUR PRIVACY

As a matter of policy, the Funds do not disclose any non-public personal information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Funds or their affiliates may also retain non-affiliated companies to market Fund shares or products which use Fund shares and enter into joint marketing arrangements with them and other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm and/or financial advisor or consultant.

SHARING INFORMATION WITH THIRD PARTIES

The Funds reserve the right to disclose or report personal or account information to non-affiliated third parties in limited circumstances where the Funds believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to protect their rights or property, or upon reasonable request by any fund advised by PIMCO in which a shareholder has invested. In addition, the Funds may disclose information about a shareholder or a shareholder’s accounts to a non-affiliated third party at the shareholder’s request or with the consent of the shareholder.

SHARING INFORMATION WITH AFFILIATES

The Funds may share shareholder information with their affiliates in connection with servicing shareholders’ accounts, and subject to applicable law may provide shareholders with information about products and services that the Funds or their Advisers, distributors or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds may share may include, for example, a shareholder’s participation in the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), information about the Funds’ experiences or transactions with a shareholder, information captured on applicable websites, or other data about a shareholder’s accounts, subject to applicable law. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

PROCEDURES TO SAFEGUARD PRIVATE INFORMATION

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have implemented procedures that are designed to restrict access to a shareholder’s non-public personal information to internal personnel who need to know that information to perform their jobs, such as servicing shareholder accounts or notifying shareholders of new products or services. Physical, electronic and procedural safeguards are in place to guard a shareholder’s non-public personal information.

INFORMATION COLLECTED FROM WEBSITES

Websites maintained by the Funds or their service providers may use a variety of technologies to collect information that help the Funds and their service providers understand how the website is used. Information collected from your web browser (including small files stored on your device that are commonly referred to as “cookies”) allow the websites to recognize your web browser and help to personalize and improve your user experience and enhance navigation of the website. In addition, the Funds or their Service Affiliates may use third parties to place advertisements for the Funds on other websites, including banner advertisements. Such third parties may collect anonymous information through the use of cookies or action tags (such as web beacons). The information these third parties collect is generally limited to technical and web navigation information, such as your IP address, web pages visited and browser type, and does not include personally identifiable information such as name, address, phone number or email address. If you are a registered user of the Funds’ website, the Funds or their service providers or third party firms engaged by the Funds or their service providers may collect or share

176	PIMCO FUNDAMENTAL INDEX FUNDS

(Unaudited)

information submitted by you, which may include personally identifiable information. This information can be useful to the Funds when assessing and offering services and website features. You can change your cookie preferences by changing the setting on your web browser to delete or reject cookies. If you delete or reject cookies, some website pages may not function properly. The Funds do not look for web browser “do not track” requests.

CHANGES TO THE PRIVACY POLICY

From time to time, the Funds may update or revise this privacy policy. If there are changes to the terms of this privacy policy, documents containing the revised policy on the relevant website will be updated.

1 Amended as of February 14, 2017.

2 PIMCO Investments LLC (“PI”) serves as the Funds’ distributor. This Privacy Policy applies to the activities of PI to the extent that PI regularly effects or engages in transactions with or for a Fund shareholder who is the record owner of such shares. For purposes of this Privacy Policy, references to “the Funds” shall include PI when acting in this capacity.

3 When distributing this Policy, a Fund may combine the distribution with any similar distribution of its investment adviser’s privacy policy. The distributed, combined policy may be written in the first person (i.e., by using “we” instead of “the Funds”).

ANNUAL REPORT	MARCH 31, 2018	177

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Investment Sub-Adviser

Research Affiliates, LLC

620 Newport Center Drive, Suite 900

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

DST Asset Manager Solutions, Inc.

Institutional Class, Class P, Administrative Class

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

DST Asset Manager Solutions, Inc.

Class A, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PF3004AR_033118

PIMCO Funds

Annual Report

March 31, 2018

International Bond Funds

PIMCO Emerging Markets Bond Fund

PIMCO Emerging Markets Corporate Bond Fund

PIMCO Emerging Markets Currency Fund

PIMCO Emerging Markets Full Spectrum Bond Fund

PIMCO Foreign Bond Fund (Unhedged)

PIMCO Global Advantage® Strategy Bond Fund

PIMCO Global Bond Fund (Unhedged)

PIMCO Global Bond Fund (U.S. Dollar-Hedged)

		Page

Chairman’s Letter		2
Important Information About the Funds		4
Expense Examples		14
Benchmark Descriptions		16
Financial Highlights		18
Statements of Assets and Liabilities		26
Statements of Operations		30
Statements of Changes in Net Assets		32
Notes to Financial Statements		153
Report of Independent Registered Public Accounting Firm		181
Glossary		182
Federal Income Tax Information		183
Management of the Trust		184
Privacy Policy		187

Fund	Fund Summary	Schedule of Investments

PIMCO Emerging Markets Bond Fund	6	34
PIMCO Emerging Markets Corporate Bond Fund	7	48
PIMCO Emerging Markets Currency Fund	8	58
PIMCO Emerging Markets Full Spectrum Bond Fund	9	72
PIMCO Foreign Bond Fund (Unhedged)	10	73
PIMCO Global Advantage® Strategy Bond Fund	11	94
PIMCO Global Bond Fund (Unhedged)	12	114
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	13	133

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

Following is the PIMCO Funds Annual Report, which covers the 12-month reporting period ended March 31, 2018. On the subsequent pages you will find specific details regarding investment results and a discussion of factors that most affected performance over the reporting period.

For the 12-month reporting period ended March 31, 2018

The U.S. economy continued to expand during the reporting period. Looking back, U.S. gross domestic product (GDP) expanded at an annual pace of 3.1%, 3.2% and 2.9% during the second, third and fourth quarters of 2017, respectively. The Commerce Department’s initial reading — released after the reporting period had ended — showed that first quarter 2018 GDP grew at an annual pace of 2.3%.

The Federal Reserve (Fed) continued to normalize monetary policy during the reporting period. After raising interest rates in March and June 2017, the Fed again raised rates in December, moving the federal funds rate up to a range between 1.25% and 1.50%. In addition, in October 2017, the Fed started to reduce its balance sheet. Finally, at its March 2018 meeting, the Fed again increased rates to a range between 1.50% and 1.75%. The Fed also indicated that it expected to make two additional rate hikes in 2018, although this will be data-dependent.

Economic activity outside the U.S. also accelerated during the reporting period. Regardless, the European Central Bank (ECB) and Bank of Japan maintained their highly accommodative monetary policies. Other central banks took a more hawkish stance. In November 2017, the Bank of England instituted its first rate hike since 2007, and the Bank of Canada raised rates twice during the reporting period. Meanwhile, the ECB indicated that it may pare back its quantitative easing program in 2018.

The U.S. Treasury yield curve flattened during the reporting period, as short-term rates moved up more than their longer-term counterparts. The increase in rates at the short end of the yield curve was mostly due to Fed interest rate hikes. The yield on the benchmark 10-year U.S. Treasury note was 2.74% at the end of the reporting period, up from 2.40% on March 31, 2017. U.S. Treasuries, as measured by the Bloomberg Barclays U.S. Treasury Index, returned 0.43% over the 12 months ended March 31, 2018. Meanwhile the Bloomberg Barclays U.S. Aggregate Bond Index, a widely used index of U.S. investment grade bonds, returned 1.20% over the period. Riskier fixed income asset classes, including high yield corporate bonds and emerging market debt, outperformed the broad U.S. market. While there were periods of volatility, they performed well given overall solid investor demand. The ICE BofAML U.S. High Yield Index returned 3.69% over the reporting period, whereas emerging market external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 3.34% over the reporting period. Emerging market local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 12.99% over the reporting period.

Global equities generally rose over the first 10 months of the period. This rally was driven by a number of factors, including improving global growth, corporate profits that often exceeded expectations and, in the U.S., optimism surrounding the passage of a tax reform bill in December 2017. However, a portion of those gains were given back during the final two months of the period. This was partially due to concerns over less accommodative central bank policies and fears of a trade war. All told, U.S. equities, as represented by the S&P 500 Index, returned 13.99% over the reporting period. Emerging market equities, as measured by the MSCI Emerging Markets Index, returned 24.93% over the period, whereas global equities, as represented by the MSCI World Index, returned 13.59%. Elsewhere, Japanese equities, as represented by the Nikkei 225 Index, returned 15.50% over the reporting period and European equities, as represented by the MSCI Europe Index, returned -0.43%.

Commodity prices fluctuated but generally moved higher during the 12 months ended March 31, 2018. When the reporting period began, crude oil was approximately $51 a barrel. By the end of the period it was roughly $65 a

2	PIMCO INTERNATIONAL BOND FUNDS

barrel. This ascent was driven in part by planned and observed production cuts by OPEC and the collapse in Venezuelan oil production, as well as good global growth maintaining demand. Elsewhere, gold and copper prices also moved higher over the reporting period.

Finally, during the reporting period, there were periods of volatility in the foreign exchange markets, possibly due, at least in part, to signs of improving global growth, decoupling central bank policies, and a number of geopolitical events. The U.S. dollar generally weakened against other major currencies over the reporting period. For example, the U.S. dollar fell 15.05%, 12.16% and 4.55% versus the euro, British pound and Japanese yen, respectively, during the 12 months ended March 31, 2018.

Thank you for the assets you have placed with us. We deeply value your trust, and we work diligently to meet your broad investment needs. For any questions regarding your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO. We also invite you to visit our website at www.pimco.com to learn more about our global viewpoints.

Sincerely, Brent R. Harris Chairman of the Board PIMCO Funds May 24, 2018

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

ANNUAL REPORT	MARCH 31, 2018	3

Important Information About the Funds

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO Emerging Markets Bond Fund, PIMCO Emerging Markets Corporate Bond Fund, PIMCO Emerging Markets Currency Fund, PIMCO Emerging Markets Full Spectrum Bond Fund, PIMCO Foreign Bond Fund (Unhedged), PIMCO Global Advantage® Strategy Bond Fund, PIMCO Global Bond Fund (Unhedged) and PIMCO Global Bond Fund (U.S. Dollar-Hedged) (each a “Fund” and collectively, the “Funds”).

The PIMCO Emerging Markets Full Spectrum Bond Fund may invest its assets in Institutional Class or Class M shares of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds, or shares of any actively-managed funds of the PIMCO ETF Trust (collectively, “Underlying PIMCO Funds”), and unaffiliated funds, which may or may not be registered under the 1940 Act (collectively, “Acquired Funds”). The cost of investing in the PIMCO Emerging Markets Full Spectrum Bond Fund will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Funds may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the U.S. and many parts of the world, including certain European countries, are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014 and has begun, and may continue, to raise interest rates. To the extent the Fed continues to raise interest rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, a Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of a Fund.

The Funds may be subject to various risks as described in each Fund’s prospectus and in the Principal Risks in the Notes to Financial Statements.

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

On each individual Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. Class C shares are subject to a 1% CDSC, which may apply in the first year. The Cumulative Returns chart reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class A, Class C and Class R shares, if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The minimum initial investment amount for Institutional Class, Class P and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A and Class C shares is $1,000. There is no minimum initial investment for Class R shares. Each Fund measures its performance against at least one broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance average of funds that are tracked by Lipper that have the same fund classification. Each benchmark index and Lipper Average does not take into account fees, expenses or taxes. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. There is no assurance that any Fund, including any Fund that has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) a Fund’s total return in excess of that of the Fund’s benchmark between reporting periods or 2) a Fund’s total return in excess of the Fund’s historical returns between reporting periods. Unusual performance is defined as a significant change in a Fund’s performance as compared to one or more previous reporting periods.

4	PIMCO INTERNATIONAL BOND FUNDS

The following table discloses the inception dates of each Fund and its respective share classes along with each Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	Class P*	Administrative Class	Class A**	Class C	Diversification Status
PIMCO Emerging Markets Bond Fund	07/31/97	07/31/97	04/30/08	09/30/98	07/31/97	07/31/97	Diversified
PIMCO Emerging Markets Corporate Bond Fund	07/01/09	07/01/09	—	—	—	—	Diversified
PIMCO Emerging Markets Currency Fund	05/31/05	05/31/05	04/30/08	—	05/31/05	05/31/05	Diversified
PIMCO Emerging Markets Full Spectrum Bond Fund	02/25/13	02/25/13	—	—	—	—	Diversified
PIMCO Foreign Bond Fund (Unhedged)	04/30/04	04/30/04	04/30/08	02/28/06	07/30/04	07/30/04	Diversified
PIMCO Global Advantage® Strategy Bond Fund	02/05/09	02/05/09	02/05/09	—	02/05/09	02/05/09	Diversified
PIMCO Global Bond Fund (Unhedged)	11/23/93	11/23/93	—	07/31/96	01/31/18	—	Non-diversified
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	10/02/95	02/25/98	04/30/08	09/30/03	10/02/95	10/02/95	Non-diversified

*	See the Subsequent Events Note in the Notes to Financial Statements for information regarding the name of Class P.
**	Effective March 23, 2018, Class D shares were automatically converted into Class A shares of the same Fund.

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus nor a Fund’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Trust files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of each Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. A copy of each Fund’s Form N-Q is also available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Funds’ website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ANNUAL REPORT	MARCH 31, 2018	5

PIMCO Emerging Markets Bond Fund

Institutional Class - PEBIX	Class A - PAEMX
Class P - PEMPX	Class C - PEBCX
Administrative Class - PEBAX

Cumulative Returns Through March 31, 2018

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Geographic Breakdown as of 03/31/2018†§

United States‡	13.2%
Mexico	9.1%
Argentina	7.3%
Brazil	6.6%
Indonesia	6.5%
Luxembourg	5.0%
Turkey	4.6%
Ukraine	2.9%
Kazakhstan	2.7%
Chile	2.7%
China	2.0%
Venezuela	2.0%
Colombia	1.8%
Israel	1.7%
Sri Lanka	1.7%
Nigeria	1.5%
Uruguay	1.4%
Dominican Republic	1.4%
Cayman Islands	1.4%
South Africa	1.3%
Guatemala	1.1%
Egypt	1.1%
Oman	1.1%
Azerbaijan	1.1%
Ecuador	1.1%
Other	17.7%
†	% of Investments, at value.

§	Geographic Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended March 31, 2018
	1 Year	5 Years	10 Years	Fund Inception (07/31/97)
PIMCO Emerging Markets Bond Fund Institutional Class	4.48%	3.12%	6.03%	9.33%
PIMCO Emerging Markets Bond Fund Class P	4.38%	3.01%	5.92%	9.22%
PIMCO Emerging Markets Bond Fund Administrative Class	4.23%	2.86%	5.76%	9.06%
PIMCO Emerging Markets Bond Fund Class A	4.10%	2.72%	5.61%	8.89%
PIMCO Emerging Markets Bond Fund Class A (adjusted)	0.20%	1.94%	5.20%	8.69%
PIMCO Emerging Markets Bond Fund Class C	3.33%	1.96%	4.82%	8.09%
PIMCO Emerging Markets Bond Fund Class C (adjusted)	2.33%	1.96%	4.82%	8.09%
JPMorgan Emerging Markets Bond Index (EMBI) Global	3.34%	3.86%	6.80%	8.05%
Lipper Emerging Market Hard Currency Debt Funds Average	5.64%	2.45%	6.05%	8.21%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratio in effect as of period end were 0.83% for the Institutional Class shares, 0.93% for Class P shares, 1.08% for Administrative Class shares, 1.20% for Class A shares and 1.95% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Emerging Markets Bond Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to emerging market countries, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Long exposure to Brazilian quasi-sovereign and corporate debt contributed to performance.

»	Overweight exposure to Argentine external sovereign debt contributed to performance.

»	Underweight exposure to Hungarian external sovereign debt detracted from performance.

»	Underweight exposure to Turkish external sovereign and quasi-sovereign debt detracted from performance.

6	PIMCO INTERNATIONAL BOND FUNDS

PIMCO Emerging Markets Corporate Bond Fund

Institutional Class - PEMIX

Cumulative Returns Through March 31, 2018

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Geographic Breakdown as of 03/31/2018†§

United States‡	15.5%
Luxembourg	8.8%
Cayman Islands	8.2%
Brazil	7.9%
Netherlands	6.5%
United Kingdom	6.0%
Hong Kong	3.4%
Turkey	3.3%
Argentina	2.8%
Bermuda	2.7%
United Arab Emirates	2.2%
Thailand	2.1%
Peru	1.9%
Ireland	1.9%
Chile	1.9%
Mauritius	1.8%
Singapore	1.8%
Virgin Islands (British)	1.8%
Mexico	1.8%
India	1.8%
Indonesia	1.7%
Nigeria	1.6%
South Africa	1.6%
China	1.5%
Panama	1.1%
Colombia	1.1%
Other	7.3%
†	% of Investments, at value.

§	Geographic Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended March 31, 2018
	1 Year	5 Years	Fund Inception (07/01/09)
PIMCO Emerging Markets Corporate Bond Fund Institutional Class	4.23%	2.04%	5.94%
JPMorgan Corporate Emerging Markets Bond Index Diversified (CEMBI)	3.33%	4.19%	7.80%
Lipper Emerging Market Hard Currency Debt Funds Average	5.64%	2.45%	7.27%♦

All Fund returns are net of fees and expenses.

♦ Average annual total return since 06/30/2009.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

The Fund’s total annual operating expense ratio in effect as of period end was 0.90% for the Institutional Class shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Emerging Markets Corporate Bond Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of corporate Fixed Income Instruments that are economically tied to emerging market countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Overweight exposure to Brazilian corporate debt contributed to performance.

»	Overweight exposure to South African corporate debt contributed to performance.

»	Security selection within Hong Kong external debt detracted from performance.

»	Underweight exposure to Colombian corporate debt detracted from performance.

ANNUAL REPORT	MARCH 31, 2018	7

PIMCO Emerging Markets Currency Fund

Institutional Class - PLMIX	Class A - PLMAX
Class P - PLMPX	Class C - PLMCX

Cumulative Returns Through March 31, 2018

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Geographic Breakdown as of 03/31/2018†§

United States‡	39.1%
Brazil	7.2%
Argentina	6.9%
Japan	6.6%
Malaysia	5.7%
Czech Republic	3.9%
Luxembourg	3.6%
China	2.2%
Turkey	2.0%
Nigeria	1.9%
Canada	1.8%
Egypt	1.8%
Netherlands	1.6%
Cayman Islands	1.2%
Colombia	1.2%
Sri Lanka	1.1%
Mexico	1.0%
Other	11.2%
†	% of Investments, at value.

§	Geographic Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended March 31, 2018
	1 Year	5 Years	10 Years	Fund Inception (05/31/05)
PIMCO Emerging Markets Currency Fund Institutional Class	9.31%	0.59%	1.48%	3.66%
PIMCO Emerging Markets Currency Fund Class P	9.20%	0.49%	1.38%	3.55%
PIMCO Emerging Markets Currency Fund Class A	8.88%	0.18%	1.08%	3.24%
PIMCO Emerging Markets Currency Fund Class A (adjusted)	4.80%	(0.58)%	0.69%	2.93%
PIMCO Emerging Markets Currency Fund Class C	8.07%	(0.56)%	0.32%	2.47%
PIMCO Emerging Markets Currency Fund Class C (adjusted)	7.07%	(0.56)%	0.32%	2.47%
JPMorgan Emerging Local Markets Index Plus (Unhedged)	8.71%	(0.08)%	0.96%	3.56%
JPMorgan Emerging Local Markets Index Plus +Bid (Unhedged)	8.71%	(0.08)%	0.79%	3.38%
Lipper Alternative Currency Strategies Average	4.44%	(0.90)%	(0.35)%	1.56%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratio in effect as of period end were 0.87% for the Institutional Class shares, 0.97% for Class P shares, 1.27% for Class A shares, and 2.02% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Emerging Markets Currency Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in currencies of, or in Fixed Income Instruments denominated in the currencies of, emerging markets countries. The Fund’s investments in currencies or Fixed Income Instruments may be represented by forwards or derivatives such as options, futures contracts or swap agreements. The Fund may, but is not required to, hedge its exposure to non-U.S. currencies. Assets not invested in currencies or instruments denominated in currencies of emerging market countries may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Overweight exposure to the Brazilian real contributed to performance.

»	Overweight exposure to the Czech koruna contributed to performance.

»	Underweight exposure to the Hungarian forint detracted from performance.

»	Underweight exposure to the South African rand detracted from performance.

8	PIMCO INTERNATIONAL BOND FUNDS

PIMCO Emerging Markets Full Spectrum Bond Fund

Institutional Class - PFSIX

Cumulative Returns Through March 31, 2018

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Top Holdings as of 03/31/2018†§

PIMCO Emerging Local Bond Fund	54.8%
PIMCO Emerging Markets Bond Fund	24.3%
PIMCO Emerging Markets Corporate Bond Fund	19.9%
†	% of Investments, at value.

§	Top Holdings and % of Investments exclude securities sold short, financial derivative instruments and short-term instruments, if any.

Average Annual Total Return for the period ended March 31, 2018
	1 Year	5 Years	Fund Inception (02/25/13)
PIMCO Emerging Markets Full Spectrum Bond Fund Institutional Class	8.83%	0.46%	0.41%
50% JPMorgan Global Bond Index Emerging Markets-Global Diversified, 25% JPMorgan Emerging Markets Bond Index Global and 25% JPMorgan Corporate Emerging Market Bond Index Diversified	8.11%	1.73%	1.58%
Lipper Emerging Market Hard Currency Debt Funds Average	5.64%	2.45%	2.33%♦

All Fund returns are net of fees and expenses.

♦ Average annual total return since 02/28/2013.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

The Fund’s total annual operating expense ratio in effect as of period end, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), were 1.83% for the Institutional Class shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Emerging Markets Full Spectrum Bond Fund seeks maximum total return, consistent with prudent investment management. The Fund is designed to provide dynamic exposure to a broad range of emerging market fixed income asset classes, such as external debt obligations of sovereign, quasi-sovereign, and corporate entities; currencies, and local currency-denominated obligations of sovereigns, quasi-sovereigns, and corporate issuers. PIMCO uses a three-step active management approach in seeking to achieve the Fund’s investment objective: 1) develop a target asset allocation to implement across the eligible investments; 2) identify additional opportunities for country and security selection designed to add value beyond the target asset allocation within each of the eligible investments; and 3) employ additional investment strategies designed to either mitigate or emphasize risks resulting from the implementation of the target asset allocation. This active management approach is driven by PIMCO’s global macroeconomic views, emerging markets expertise and experience across a wide range of investment instruments. The Fund’s assets are allocated in a manner that reflects PIMCO’s views regarding the attractiveness of key investment risk factors, considering both return potential and volatility, and includes an assessment of aggregate country, issuer and currency exposures. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Relative performance of PIMCO’s local sovereign, external sovereign and corporate bond funds contributed to performance.

»	Underweight exposure to emerging markets corporate strategies contributed to performance.

»	Overweight exposure to emerging markets local strategies contributed to performance.

»	Within local strategies, underweight exposure to Hungarian local markets detracted from performance.

ANNUAL REPORT	MARCH 31, 2018	9

PIMCO Foreign Bond Fund (Unhedged)

Institutional Class - PFUIX	Class A - PFUAX
Class P - PFUPX	Class C - PFRCX
Administrative Class - PFUUX

Cumulative Returns Through March 31, 2018

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Geographic Breakdown as of 03/31/2018†§

United States‡	35.7%
Japan	20.2%
United Kingdom	9.1%
Canada	5.4%
Sweden	4.3%
Italy	3.9%
France	3.5%
Cayman Islands	3.3%
Denmark	3.3%
Spain	2.0%
Switzerland	1.2%
Netherlands	1.1%
Other	7.0%
†	% of Investments, at value.

§	Geographic Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended March 31, 2018
	1 Year	5 Years	10 Years	Fund Inception (04/30/04)
PIMCO Foreign Bond Fund (Unhedged) Institutional Class	10.67%	1.93%	3.75%	5.00%
PIMCO Foreign Bond Fund (Unhedged) Class P	10.56%	1.83%	3.65%	4.89%
PIMCO Foreign Bond Fund (Unhedged) Administrative Class	10.40%	1.68%	3.49%	4.74%
PIMCO Foreign Bond Fund (Unhedged) Class A	10.23%	1.53%	3.32%	4.56%
PIMCO Foreign Bond Fund (Unhedged) Class A (adjusted)	6.10%	0.75%	2.92%	4.27%
PIMCO Foreign Bond Fund (Unhedged) Class C	9.41%	0.77%	2.55%	3.78%
PIMCO Foreign Bond Fund (Unhedged) Class C (adjusted)	8.41%	0.77%	2.55%	3.78%
Bloomberg Barclays Global Aggregate ex-USD (USD Unhedged) Index	11.75%	1.23%	1.85%	3.75%
Lipper International Income Funds Average	7.06%	1.62%	3.30%	4.82%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratio in effect as of period end were 0.60% for the Institutional Class shares, 0.70% for Class P shares, 0.85% for Administrative Class shares, 1.00% for Class A shares, and 1.75% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Foreign Bond Fund (Unhedged) seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Holdings of non-agency mortgage-backed securities (MBS) contributed, as total returns were positive during the reporting period.

»	Overweight exposure to the Norwegian krone contributed to performance, as the currency appreciated versus the U.S. dollar.

»	Overweight exposure to the British pound contributed to performance, as the currency appreciated versus the U.S. dollar.

»	Underweight exposure to the euro detracted from performance, as the currency appreciated versus the U.S. dollar.

»	Underweight exposure to the Japanese yen detracted from performance, as the currency appreciated versus the U.S. dollar.

»	Underweight exposure to investment grade corporate spread duration detracted from performance, as spreads narrowed.

10	PIMCO INTERNATIONAL BOND FUNDS

PIMCO Global Advantage® Strategy Bond Fund

Institutional Class - PSAIX	Class A - PGSAX
Class P - PGBPX	Class C - PAFCX

Cumulative Returns Through March 31, 2018

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Geographic Breakdown as of 03/31/2018†§

United States‡	43.4%
United Kingdom	9.5%
Japan	5.6%
Italy	5.3%
Cayman Islands	4.3%
Sweden	4.3%
Canada	3.8%
Saudi Arabia	2.7%
Indonesia	2.6%
Denmark	2.5%
Spain	1.6%
Switzerland	1.4%
Kuwait	1.3%
Netherlands	1.2%
France	1.1%
Other	9.4%
†	% of Investments, at value.

§	Geographic Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended March 31, 2018
	1 Year	5 Years	Fund Inception (02/05/09)
PIMCO Global Advantage® Strategy Bond Fund Institutional Class	5.17%	1.16%	4.33%
PIMCO Global Advantage® Strategy Bond Fund Class P	5.06%	1.06%	4.23%
PIMCO Global Advantage® Strategy Bond Fund Class A	4.75%	0.76%	3.92%
PIMCO Global Advantage® Strategy Bond Fund Class A (adjusted)	0.82%	(0.01)%	3.49%
PIMCO Global Advantage® Strategy Bond Fund Class C	3.97%	0.00%	3.14%
PIMCO Global Advantage® Strategy Bond Fund Class C (adjusted)	2.97%	0.00%	3.14%
Bloomberg Barclays Global Aggregate (USD Unhedged) Index	6.97%	1.49%	3.38%
Bloomberg Barclays U.S. Aggregate Index ª	1.20%	1.82%	3.75%
PIMCO Global Advantage Bond Index® (GLADI) (USD, Partially Hedged)	4.08%	1.64%	4.20%
Lipper Global Income Funds Average	5.30%	1.57%	4.60%♦

All Fund returns are net of fees and expenses.

ª Prior to 09/29/2017, the fund’s benchmark was Bloomberg Barclays Aggregate Index.

♦ Average annual total return since 01/31/2009.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

The Fund’s total annual operating expense ratio in effect as of period end were 0.72% for the Institutional Class shares, 0.82% for Class P shares, 1.12% for Class A shares, and 1.87% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Global Advantage® Strategy Bond Fund seeks total return which exceeds that of its benchmarks, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Holdings of non-agency mortgage-backed securities (MBS) contributed to performance, as total returns were positive during the reporting period.

»	Overweight exposure to the Mexican peso contributed to performance, as the currency appreciated versus the U.S. dollar over the reporting period.

»	Overweight exposure to the Chinese yuan contributed to performance, as the currency appreciated versus the U.S. dollar over the reporting period.

»	Underweight exposure to the euro detracted from performance, as the currency appreciated versus the U.S. dollar over the reporting period.

»	Underweight exposure to the Japanese yen detracted from performance, as the currency appreciated versus the U.S. dollar over the reporting period.

»	Underweight exposure to investment grade corporate spread duration detracted from performance, as spreads narrowed.

ANNUAL REPORT	MARCH 31, 2018	11

PIMCO Global Bond Fund (Unhedged)

Institutional Class - PIGLX	Class A - PAGPX
Administrative Class - PADMX

Cumulative Returns Through March 31, 2018

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Geographic Breakdown as of 03/31/2018†§

United States‡	40.4%
Japan	10.7%
United Kingdom	8.6%
Canada	5.0%
France	4.9%
Italy	4.5%
Sweden	4.2%
Cayman Islands	4.0%
Spain	3.0%
Denmark	2.7%
Netherlands	1.3%
Switzerland	1.2%
Germany	1.1%
Slovenia	1.1%
Other	7.3%
†	% of Investments, at value.

§	Geographic Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended March 31, 2018
	1 Year	5 Years	10 Years	Fund Inception (11/23/93)
PIMCO Global Bond Fund (Unhedged) Institutional Class	7.56%	2.00%	3.94%	6.03%
PIMCO Global Bond Fund (Unhedged) Administrative Class	7.29%	1.75%	3.68%	5.78%
PIMCO Global Bond Fund (Unhedged) Class A	7.13%	1.60%	3.52%	5.62%
PIMCO Global Bond Fund (Unhedged) Class A (adjusted)	3.08%	0.82%	3.13%	5.45%
Bloomberg Barclays Global Aggregate (USD Unhedged) Index	6.97%	1.49%	2.57%	4.98%♦
Lipper Global Income Funds Average	5.30%	1.57%	3.20%	4.90%♦

All Fund returns are net of fees and expenses.

♦ Average annual total return since 11/30/1993.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratio in effect as of period end were 0.61% for the Institutional Class shares, 0.86% for Administrative Class shares, and 1.01% for Class A shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus.

Investment Objective and Strategy Overview

PIMCO Global Bond Fund (Unhedged) seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Securities may be denominated in major foreign currencies or the U.S. dollar. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Holdings of non-agency mortgage-backed securities (MBS) contributed, as total returns were positive during the reporting period.

»	Holdings of covered bonds contributed to performance, as total returns were positive during the reporting period.

»	Select holdings of non-investment grade financial corporate credit contributed, as total returns were positive during the reporting period.

»	Underweight exposure to investment grade corporate spread duration for most of the reporting period detracted from performance, as spreads narrowed.

»	Underweight exposure to the Japanese yen detracted from performance, as the currency appreciated versus the U.S. dollar.

»	Underweight exposure to Japanese duration, specifically at the 10 year part of the yield curve, detracted from performance, as yields decreased.

12	PIMCO INTERNATIONAL BOND FUNDS

PIMCO Global Bond Fund (U.S. Dollar-Hedged)

Institutional Class - PGBIX	Class A - PAIIX
Class P - PGNPX	Class C - PCIIX
Administrative Class - PGDAX

Cumulative Returns Through March 31, 2018

$1,000,000 invested at the end of the month when the Fund commenced operations.

Geographic Breakdown as of 03/31/2018†§

United States‡	38.5%
Japan	16.8%
United Kingdom	8.5%
Italy	5.0%
Canada	4.4%
Sweden	3.9%
Denmark	3.1%
Spain	3.0%
Cayman Islands	2.9%
France	2.5%
Netherlands	1.9%
Switzerland	1.0%
Ireland	1.0%
Saudi Arabia	1.0%
Other	6.5%
†	% of Investments, at value.

§	Geographic Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended March 31, 2018
	1 Year	5 Years	10 Years	Fund Inception (10/02/95)
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Institutional Class	3.24%	3.58%	5.46%	6.48%
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Class P	3.13%	3.48%	5.36%	6.37%
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Administrative Class	2.98%	3.32%	5.21%	6.21%
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Class A	2.88%	3.22%	5.08%	6.07%
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Class A (adjusted)	(0.98)%	2.43%	4.68%	5.89%
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Class C	2.11%	2.45%	4.30%	5.28%
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Class C (adjusted)	1.11%	2.45%	4.30%	5.28%
Bloomberg Barclays Global Aggregate (USD Hedged) Index	2.46%	2.91%	3.95%	5.34%♦
Lipper Global Income Funds Average	5.30%	1.57%	3.20%	4.95%♦

All Fund returns are net of fees and expenses.

♦ Average annual total return since 09/30/1995.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratio in effect as of period end were 0.57% for the Institutional Class shares, 0.67% for Class P shares, 0.82% for Administrative Class shares, 0.92% for Class A shares and 1.67% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Global Bond Fund (U.S. Dollar-Hedged) seeks maximum total return, consistent with preservation of capital, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Securities may be denominated in major foreign currencies or the U.S. dollar. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Holdings of non-agency mortgage-backed securities (MBS) contributed, as total returns were positive during the reporting period.

»	Select holdings of non-investment grade financial corporate credit contributed, as total returns were positive during the reporting period.

»	Holdings of covered bonds contributed to performance, as total returns were positive during the reporting period.

»	Underweight exposure to investment grade corporate spread duration detracted from performance, as spreads narrowed.

»	Underweight exposure to Japanese duration, specifically at the 10 year part of the yield curve, detracted from performance, as yields decreased.

»	Underweight exposure to the Singapore dollar for most of the reporting period detracted from performance, as the currency appreciated versus the U.S. dollar.

ANNUAL REPORT	MARCH 31, 2018	13

Expense Examples

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from October 1, 2017 to March 31, 2018 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any Acquired Fund Fees and Expenses or transactional costs, such as sales charges (loads) on purchase payments and exchange fees, if any. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (10/01/17)	Ending Account Value (03/31/18)	Expenses Paid During Period*	Beginning Account Value (10/01/17)	Ending Account Value (03/31/18)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO Emerging Markets Bond Fund
Institutional Class	$1,000.00	$995.00	$4.18	$1,000.00	$1,020.74	$4.23	0.84%
Class P	1,000.00	994.50	4.67	1,000.00	1,020.24	4.73	0.94
Administrative Class	1,000.00	993.80	5.42	1,000.00	1,019.50	5.49	1.09
Class A	1,000.00	993.20	6.01	1,000.00	1,018.90	6.09	1.21
Class C	1,000.00	989.50	9.72	1,000.00	1,015.16	9.85	1.96
PIMCO Emerging Markets Corporate Bond Fund
Institutional Class	$1,000.00	$999.30	$4.59	$1,000.00	$1,020.34	$4.63	0.92%
PIMCO Emerging Markets Currency Fund
Institutional Class	$1,000.00	$1,051.80	$4.45	$1,000.00	$1,020.59	$4.38	0.87%
Class P	1,000.00	1,051.20	4.96	1,000.00	1,020.09	4.89	0.97
Class A	1,000.00	1,049.70	6.49	1,000.00	1,018.60	6.39	1.27
Class C	1,000.00	1,045.80	10.30	1,000.00	1,014.86	10.15	2.02
PIMCO Emerging Markets Full Spectrum Bond Fund
Institutional Class	$1,000.00	$1,030.00	$0.35	$1,000.00	$1,024.58	$0.35	0.07%

14	PIMCO INTERNATIONAL BOND FUNDS

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (10/01/17)	Ending Account Value (03/31/18)	Expenses Paid During Period*	Beginning Account Value (10/01/17)	Ending Account Value (03/31/18)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO Foreign Bond Fund (Unhedged)
Institutional Class	$1,000.00	$1,041.70	$2.95	$1,000.00	$1,022.04	$2.92	0.58%
Class P	1,000.00	1,041.20	3.46	1,000.00	1,021.54	3.43	0.68
Administrative Class	1,000.00	1,040.40	4.22	1,000.00	1,020.79	4.18	0.83
Class A	1,000.00	1,039.60	4.98	1,000.00	1,020.04	4.94	0.98
Class C	1,000.00	1,035.80	8.78	1,000.00	1,016.31	8.70	1.73
PIMCO Global Advantage® Strategy Bond Fund
Institutional Class	$1,000.00	$1,019.50	$3.63	$1,000.00	$1,021.34	$3.63	0.72%
Class P	1,000.00	1,019.00	4.13	1,000.00	1,020.84	4.13	0.82
Class A	1,000.00	1,017.50	5.63	1,000.00	1,019.35	5.64	1.12
Class C	1,000.00	1,013.70	9.39	1,000.00	1,015.61	9.40	1.87
PIMCO Global Bond Fund (Unhedged)
Institutional Class	$1,000.00	$1,020.40	$3.17	$1,000.00	$1,021.79	$3.18	0.63%
Administrative Class	1,000.00	1,019.10	4.43	1,000.00	1,020.54	4.43	0.88
Class A(a)	1,000.00	1,018.40	1.71	1,000.00	1,006.53	1.70	1.03
PIMCO Global Bond Fund (U.S. Dollar-Hedged)
Institutional Class	$1,000.00	$1,006.80	$2.85	$1,000.00	$1,022.09	$2.87	0.57%
Class P	1,000.00	1,006.30	3.35	1,000.00	1,021.59	3.38	0.67
Administrative Class	1,000.00	1,005.60	4.10	1,000.00	1,020.84	4.13	0.82
Class A	1,000.00	1,005.10	4.60	1,000.00	1,020.34	4.63	0.92
Class C	1,000.00	1,001.30	8.33	1,000.00	1,016.60	8.40	1.67

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

(a) The Beginning Account Value is reflective as of 1/31/18 for Actual expense. Expenses paid in the Actual expense section are equal to the Net Annualized Expense Ratio for the Class, multiplied by the average account value over the period, multiplied by 60/365 for the Class A shares of the PIMCO Global Bond Fund (Unhedged) Fund (to reflect the period since the inception date of 1/31/18). Hypothetical expenses reflect an amount as if the class had been operational for the entire fiscal half year.

ANNUAL REPORT	MARCH 31, 2018	15

Benchmark Descriptions

Index*	Benchmark Descriptions

50% JPMorgan Global Bond Index Emerging Markets-Global Diversified, 25% JPMorgan Emerging Markets Bond Index Global and 25% JPMorgan Corporate Emerging Market Bond Index Diversified	The benchmark is a blend of 50% JPMorgan Global Bond Index Emerging Markets- Global Diversified, 25% JPMorgan Emerging Markets Bond Index Global and 25% JPMorgan Corporate Emerging Market Bond Index Diversified. The JPMorgan Global Bond Index Emerging Markets — Global Diversified is a uniquely-weighted version of the Emerging Markets Bond Index Global. It limits the weights of those index countries with larger debt stocks by only including specified portions of these countries’ eligible current face amounts of debt outstanding. The JPMorgan Emerging Markets Bond Index (EMBI) Global tracks total returns for United States Dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, and Eurobonds. JPMorgan Corporate Emerging Market Bond Index Diversified tracks total returns of US dollar-denominated debt instruments issued by corporate entities in Emerging Markets countries.

Bloomberg Barclays Global Aggregate (USD Hedged) Index	Bloomberg Barclays Global Aggregate (USD Hedged) Index provides a broad-based measure of the global investment-grade fixed income markets. The three major components of this index are the U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices. The index also includes Eurodollar and Euro-Yen corporate bonds, Canadian Government securities, and USD investment grade 144A securities.

Bloomberg Barclays Global Aggregate (USD Unhedged) Index	Bloomberg Barclays Global Aggregate (USD Unhedged) Index provides a broad-based measure of the global investment-grade fixed income markets. The three major components of this index are the U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices. The index also includes Eurodollar and Euro-Yen corporate bonds, Canadian Government securities, and USD investment grade 144A securities.

Bloomberg Barclays Global Aggregate ex-USD (USD Unhedged) Index	Bloomberg Barclays Global Aggregate ex-USD (USD Unhedged) Index provides a broad-based measure of the global investment-grade fixed income markets. The major components of this index are the Pan-European Aggregate and the Asian-Pacific Aggregate Indices. The index also includes Eurodollar and Euro-Yen corporate bonds and Canadian Government securities.

Bloomberg Barclays U.S. Aggregate Index	Bloomberg Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

JPMorgan Corporate Emerging Markets Bond Index Diversified (CEMBI)	The JPMorgan Corporate Emerging Markets Bond Index Diversified (CEMBI) is a uniquely weighted version of the CEMBI index. It limits the weights of those index countries with larger corporate debt stocks by only including a specified portion of these countries’ eligible current face amounts of debt outstanding. The CEMBI Diversified results in well-distributed, more balanced weightings for countries included in the index. The countries covered in the CEMBI Diversified are identical to those covered by the CEMBI.

JPMorgan Emerging Local Markets Index Plus (Unhedged)	JPMorgan Emerging Local Markets Index Plus (Unhedged) tracks total returns for local-currency-denominated money market instruments in 22 emerging markets countries with at least US$10 billion of external trade.

JPMorgan Emerging Local Markets Index Plus +Bid (Unhedged)	JPMorgan Emerging Local Markets Index Plus +Bid (Unhedged) tracks total returns for local-currency-denominated money market instruments in 22 emerging markets countries with at least US$10 billion of external trade. For periods prior to May 2010, the JPMorgan Emerging Local Markets Index Plus +Bid (Unhedged) contains back-tested index data which re-calculates the index return using bid-side FX Spot, Forwards, and LIBOR rates.

JPMorgan Emerging Markets Bond Index (EMBI) Global	JPMorgan Emerging Markets Bond Index (EMBI) Global tracks total returns for United States Dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, and Eurobonds.

PIMCO Global Advantage Bond Index® (GLADI) (USD, Partially Hedged)	The PIMCO Global Advantage Bond Index® (GLADI) (USD, Partially Hedged) is a diversified global index that covers a wide spectrum of global fixed income opportunities and sectors, from developed to emerging markets, nominal to real asset, and cash to derivative instruments. Unlike traditional indices, which are frequently comprised of bonds weighted according to their market capitalization, GLADI uses GDP-weighting which puts an emphasis on faster-growing areas of the world and thus makes the index forward-looking in nature. PIMCO’s GLADI methodology is intellectual property covered by U.S. Patent No. 8,306,892. GLOBAL ADVANTAGE and GLADI are trademarks of Pacific Investment Management Company LLC.

*	It is not possible to invest directly in an unmanaged index.

16	PIMCO INTERNATIONAL BOND FUNDS

(THIS PAGE INTENTIONALLY LEFT BLANK)

ANNUAL REPORT	MARCH 31, 2018	17

Financial Highlights

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Emerging Markets Bond Fund
Institutional Class
03/31/2018	$10.43	$0.47	$0.00	$0.47	$(0.51)	$0.00	$0.00	$(0.51)
03/31/2017	9.70	0.55	0.76	1.31	(0.45)	0.00	(0.13)	(0.58)
03/31/2016	10.23	0.48	(0.45)	0.03	(0.51)	(0.05)	0.00	(0.56)
03/31/2015	10.83	0.51	(0.42)	0.09	(0.56)	(0.13)	0.00	(0.69)
03/31/2014	12.20	0.52	(0.91)	(0.39)	(0.57)	(0.41)	0.00	(0.98)
Class P
03/31/2018	10.43	0.47	(0.01)	0.46	(0.50)	0.00	0.00	(0.50)
03/31/2017	9.70	0.54	0.76	1.30	(0.44)	0.00	(0.13)	(0.57)
03/31/2016	10.23	0.47	(0.45)	0.02	(0.50)	(0.05)	0.00	(0.55)
03/31/2015	10.83	0.50	(0.43)	0.07	(0.54)	(0.13)	0.00	(0.67)
03/31/2014	12.20	0.52	(0.92)	(0.40)	(0.56)	(0.41)	0.00	(0.97)
Administrative Class
03/31/2018	10.43	0.45	(0.01)	0.44	(0.48)	0.00	0.00	(0.48)
03/31/2017	9.70	0.53	0.75	1.28	(0.42)	0.00	(0.13)	(0.55)
03/31/2016	10.23	0.45	(0.45)	0.00	(0.48)	(0.05)	0.00	(0.53)
03/31/2015	10.83	0.48	(0.42)	0.06	(0.53)	(0.13)	0.00	(0.66)
03/31/2014	12.20	0.50	(0.92)	(0.42)	(0.54)	(0.41)	0.00	(0.95)
Class A
03/31/2018	10.43	0.44	(0.01)	0.43	(0.47)	0.00	0.00	(0.47)
03/31/2017	9.70	0.51	0.76	1.27	(0.41)	0.00	(0.13)	(0.54)
03/31/2016	10.23	0.44	(0.45)	(0.01)	(0.47)	(0.05)	0.00	(0.52)
03/31/2015	10.83	0.47	(0.43)	0.04	(0.51)	(0.13)	0.00	(0.64)
03/31/2014	12.20	0.48	(0.92)	(0.44)	(0.52)	(0.41)	0.00	(0.93)
Class C
03/31/2018	10.43	0.36	(0.01)	0.35	(0.39)	0.00	0.00	(0.39)
03/31/2017	9.70	0.44	0.76	1.20	(0.34)	0.00	(0.13)	(0.47)
03/31/2016	10.23	0.37	(0.45)	(0.08)	(0.40)	(0.05)	0.00	(0.45)
03/31/2015	10.83	0.39	(0.43)	(0.04)	(0.43)	(0.13)	0.00	(0.56)
03/31/2014	12.20	0.39	(0.91)	(0.52)	(0.44)	(0.41)	0.00	(0.85)

PIMCO Emerging Markets Corporate Bond Fund
Institutional Class
03/31/2018	$10.58	$0.48	$(0.04)	$0.44	$(0.47)	$0.00	$0.00	$(0.47)
03/31/2017	9.83	0.48	0.76	1.24	(0.49)	0.00	0.00	(0.49)
03/31/2016	10.52	0.48	(0.68)	(0.20)	(0.49)	0.00	0.00	(0.49)
03/31/2015	11.35	0.48	(0.78)	(0.30)	(0.53)	0.00	0.00	(0.53)
03/31/2014	12.14	0.42	(0.58)	(0.16)	(0.40)	(0.20)	(0.03)	(0.63)

PIMCO Emerging Markets Currency Fund
Institutional Class
03/31/2018	$9.07	$0.28	$0.55	$0.83	$(0.28)	$0.00	$0.00	$(0.28)
03/31/2017	8.75	0.28	0.30	0.58	(0.26)	0.00	0.00	(0.26)
03/31/2016	9.09	0.22	(0.34)	(0.12)	(0.08)	0.00	(0.14)	(0.22)
03/31/2015	10.18	0.21	(1.08)	(0.87)	(0.22)	0.00	0.00	(0.22)
03/31/2014	10.55	0.14	(0.36)	(0.22)	(0.06)	0.00	(0.09)	(0.15)
Class P
03/31/2018	9.07	0.27	0.55	0.82	(0.27)	0.00	0.00	(0.27)
03/31/2017	8.75	0.27	0.30	0.57	(0.25)	0.00	0.00	(0.25)
03/31/2016	9.09	0.22	(0.35)	(0.13)	(0.07)	0.00	(0.14)	(0.21)
03/31/2015	10.18	0.19	(1.07)	(0.88)	(0.21)	0.00	0.00	(0.21)
03/31/2014	10.55	0.13	(0.37)	(0.24)	(0.05)	0.00	(0.08)	(0.13)
Class A
03/31/2018	9.07	0.24	0.56	0.80	(0.25)	0.00	0.00	(0.25)
03/31/2017	8.75	0.24	0.31	0.55	(0.23)	0.00	0.00	(0.23)
03/31/2016	9.09	0.19	(0.34)	(0.15)	(0.07)	0.00	(0.12)	(0.19)
03/31/2015	10.18	0.16	(1.07)	(0.91)	(0.18)	0.00	0.00	(0.18)
03/31/2014	10.55	0.10	(0.37)	(0.27)	(0.04)	0.00	(0.06)	(0.10)

18	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(c)
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)	Portfolio Turnover Rate

$10.39	4.48%	$1,531,972	0.84%		0.84%		0.83%		0.83%		4.50%	30%
10.43	13.78	1,400,479	0.83		0.83		0.83		0.83		5.37	44
9.70	0.45	1,032,754	0.83		0.83		0.83		0.83		4.89	43
10.23	0.69	1,635,008	0.83		0.83		0.83		0.83		4.67	22
10.83	(3.04)	4,903,275	0.83		0.83		0.83		0.83		4.65	28

10.39	4.38	117,780	0.94		0.94		0.93		0.93		4.41	30
10.43	13.66	114,136	0.93		0.93		0.93		0.93		5.26	44
9.70	0.36	113,311	0.93		0.93		0.93		0.93		4.76	43
10.23	0.59	199,908	0.93		0.93		0.93		0.93		4.64	22
10.83	(3.14)	208,435	0.93		0.93		0.93		0.93		4.55	28

10.39	4.23	4,261	1.09		1.09		1.08		1.08		4.28	30
10.43	13.48	4,503	1.08		1.08		1.08		1.08		5.12	44
9.70	0.20	4,560	1.08		1.08		1.08		1.08		4.59	43
10.23	0.44	6,969	1.08		1.08		1.08		1.08		4.43	22
10.83	(3.29)	12,079	1.08		1.08		1.08		1.08		4.38	28

10.39	4.10	273,186	1.21		1.21		1.20		1.20		4.17	30
10.43	13.36	153,067	1.20		1.20		1.20		1.20		5.00	44
9.70	0.09	162,167	1.20		1.20		1.20		1.20		4.50	43
10.23	0.30	211,391	1.25	(d)	1.25	(d)	1.25	(d)	1.25	(d)	4.30	22
10.83	(3.45)	375,097	1.25		1.25		1.25		1.25		4.23	28

10.39	3.33	41,967	1.96		1.96		1.95		1.95		3.42	30
10.43	12.51	65,724	1.95		1.95		1.95		1.95		4.25	44
9.70	(0.66)	71,150	1.95		1.95		1.95		1.95		3.78	43
10.23	(0.45)	97,383	2.00	(d)	2.00	(d)	2.00	(d)	2.00	(d)	3.57	22
10.83	(4.17)	136,114	2.00		2.00		2.00		2.00		3.48	28

$10.55	4.23%	$140,249	0.95	%(e)	0.95	%(e)	0.93	%(e)	0.93	%(e)	4.51%	81%
10.58	12.81	136,911	0.95		0.95		0.95		0.95		4.68	94
9.83	(1.89)	139,423	1.05	(f)	1.05	(f)	1.05	(f)	1.05	(f)	4.73	69
10.52	(2.84)	296,880	1.15		1.15		1.15		1.15		4.23	98
11.35	(1.30)	1,373,245	1.15		1.15		1.15		1.15		3.66	126

$9.62	9.31%	$4,127,541	0.87%		0.87%		0.85%		0.85%		2.98%	62%
9.07	6.76	4,006,383	0.87		0.87		0.85		0.85		3.12	82
8.75	(1.27)	3,907,369	0.86		0.86		0.85		0.85		2.56	64
9.09	(8.70)	6,012,591	0.85		0.85		0.85		0.85		2.14	76
10.18	(2.12)	5,652,597	0.85		0.85		0.85		0.85		1.39	53

9.62	9.20	9,450	0.97		0.97		0.95		0.95		2.88	62
9.07	6.66	7,050	0.97		0.97		0.95		0.95		3.03	82
8.75	(1.36)	6,745	0.96		0.96		0.95		0.95		2.47	64
9.09	(8.79)	20,371	0.95		0.95		0.95		0.95		1.94	76
10.18	(2.22)	45,109	0.95		0.95		0.95		0.95		1.32	53

9.62	8.88	27,108	1.27		1.27		1.25		1.25		2.57	62
9.07	6.34	11,702	1.27		1.27		1.25		1.25		2.73	82
8.75	(1.66)	17,595	1.26		1.26		1.25		1.25		2.16	64
9.09	(9.07)	25,822	1.25		1.25		1.25		1.25		1.64	76
10.18	(2.51)	64,820	1.25		1.25		1.25		1.25		1.01	53

ANNUAL REPORT	MARCH 31, 2018	19

Financial Highlights (Cont.)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Emerging Markets Currency Fund (Cont.)
Class C
03/31/2018	$9.07	$0.17	$0.56	$0.73	$(0.18)	$0.00	$0.00	$(0.18)
03/31/2017	8.75	0.17	0.31	0.48	(0.16)	0.00	0.00	(0.16)
03/31/2016	9.09	0.12	(0.34)	(0.22)	(0.04)	0.00	(0.08)	(0.12)
03/31/2015	10.18	0.09	(1.08)	(0.99)	(0.10)	0.00	0.00	(0.10)
03/31/2014	10.55	0.03	(0.37)	(0.34)	(0.01)	0.00	(0.02)	(0.03)

PIMCO Emerging Markets Full Spectrum Bond Fund
Institutional Class
03/31/2018	$7.65	$0.22	$0.44	$0.66	$(0.34)	$0.00	$(0.08)	$(0.42)
03/31/2017	7.31	0.40	0.33	0.73	(0.39)	0.00	0.00	(0.39)
03/31/2016	7.94	0.36	(0.62)	(0.26)	(0.37)	0.00	0.00	(0.37)
03/31/2015	8.96	0.43	(1.00)	(0.57)	(0.43)	(0.02)	0.00	(0.45)
03/31/2014	9.94	0.35	(0.91)	(0.56)	(0.42)	0.00	0.00	(0.42)

PIMCO Foreign Bond Fund (Unhedged)
Institutional Class
03/31/2018	$9.51	$0.22	$0.79	$1.01	$(0.15)	$0.00	$0.00	$(0.15)
03/31/2017	9.66	0.25	(0.21)	0.04	(0.13)	0.00	(0.06)	(0.19)
03/31/2016	9.62	0.23	(0.02)	0.21	0.00	(0.03)	(0.14)	(0.17)
03/31/2015	10.34	0.27	(0.77)	(0.50)	(0.22)	0.00	0.00	(0.22)
03/31/2014	10.41	0.29	(0.10)	0.19	(0.15)	0.00	(0.11)	(0.26)
Class P
03/31/2018	9.51	0.21	0.79	1.00	(0.14)	0.00	0.00	(0.14)
03/31/2017	9.66	0.24	(0.21)	0.03	(0.12)	0.00	(0.06)	(0.18)
03/31/2016	9.62	0.22	(0.02)	0.20	0.00	(0.03)	(0.13)	(0.16)
03/31/2015	10.34	0.26	(0.77)	(0.51)	(0.21)	0.00	0.00	(0.21)
03/31/2014	10.41	0.28	(0.10)	0.18	(0.14)	0.00	(0.11)	(0.25)
Administrative Class
03/31/2018	9.51	0.19	0.79	0.98	(0.12)	0.00	0.00	(0.12)
03/31/2017	9.66	0.21	(0.20)	0.01	(0.10)	0.00	(0.06)	(0.16)
03/31/2016	9.62	0.21	(0.02)	0.19	0.00	(0.03)	(0.12)	(0.15)
03/31/2015	10.34	0.24	(0.76)	(0.52)	(0.20)	0.00	0.00	(0.20)
03/31/2014	10.41	0.27	(0.11)	0.16	(0.12)	0.00	(0.11)	(0.23)
Class A
03/31/2018	9.51	0.18	0.79	0.97	(0.11)	0.00	0.00	(0.11)
03/31/2017	9.66	0.21	(0.21)	0.00	(0.09)	0.00	(0.06)	(0.15)
03/31/2016	9.62	0.19	(0.01)	0.18	0.00	(0.03)	(0.11)	(0.14)
03/31/2015	10.34	0.24	(0.78)	(0.54)	(0.18)	0.00	0.00	(0.18)
03/31/2014	10.41	0.25	(0.11)	0.14	(0.10)	0.00	(0.11)	(0.21)
Class C
03/31/2018	9.51	0.10	0.79	0.89	(0.03)	0.00	0.00	(0.03)
03/31/2017	9.66	0.14	(0.22)	(0.08)	(0.01)	0.00	(0.06)	(0.07)
03/31/2016	9.62	0.13	(0.02)	0.11	0.00	(0.02)	(0.05)	(0.07)
03/31/2015	10.34	0.16	(0.77)	(0.61)	(0.11)	0.00	0.00	(0.11)
03/31/2014	10.41	0.18	(0.11)	0.07	(0.03)	0.00	(0.11)	(0.14)

PIMCO Global Advantage® Strategy Bond Fund
Institutional Class
03/31/2018	$10.52	$0.30	$0.24	$0.54	$(0.10)	$0.00	$(0.11)	$(0.21)
03/31/2017	10.06	0.30	0.37	0.67	(0.01)	0.00	(0.20)	(0.21)
03/31/2016	10.38	0.22	(0.32)	(0.10)	0.00	0.00	(0.22)	(0.22)
03/31/2015	11.25	0.25	(0.84)	(0.59)	0.00	(0.03)	(0.25)	(0.28)
03/31/2014	11.56	0.25	(0.19)	0.06	(0.22)	(0.11)	(0.04)	(0.37)
Class P
03/31/2018	10.52	0.29	0.24	0.53	(0.09)	0.00	(0.11)	(0.20)
03/31/2017	10.06	0.28	0.38	0.66	(0.01)	0.00	(0.19)	(0.20)
03/31/2016	10.38	0.22	(0.33)	(0.11)	0.00	0.00	(0.21)	(0.21)
03/31/2015	11.25	0.33	(0.93)	(0.60)	0.00	(0.03)	(0.24)	(0.27)
03/31/2014	11.56	0.24	(0.19)	0.05	(0.21)	(0.11)	(0.04)	(0.36)

20	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(c)
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)	Portfolio Turnover Rate

$9.62	8.07%	$3,248	2.02%		2.02%		2.00%		2.00%		1.79%	62%
9.07	5.54	6,202	2.02		2.02		2.00		2.00		1.98	82
8.75	(2.39)	8,329	2.01		2.01		2.00		2.00		1.42	64
9.09	(9.75)	13,839	2.00		2.00		2.00		2.00		0.91	76
10.18	(3.24)	29,694	2.00		2.00		2.00		2.00		0.26	53

$7.89	8.83%	$423,689	0.09	%(g)	0.97	%(g)	0.09	%(g)	0.97	%(g)	2.77%	4%
7.65	10.27	364,302	0.11		0.99		0.11		0.99		5.28	16
7.31	(3.24)	340,542	0.04		0.99		0.04		0.99		4.91	42
7.94	(6.67)	403,846	0.04		0.99		0.04		0.99		4.91	28
8.96	(5.59)	315,036	0.07		0.99		0.07		0.99		3.86	29

$10.37	10.67%	$758,960	0.59%		0.59%		0.50%		0.50%		2.17%	150%
9.51	0.35	578,721	0.60		0.60		0.50		0.50		2.56	267
9.66	2.31	715,413	0.52		0.52		0.50		0.50		2.50	327
9.62	(4.92)	1,244,376	0.54		0.54		0.50		0.50		2.67	312
10.34	1.86	1,503,661	0.52		0.52		0.50		0.50		2.86	187

10.37	10.56	244,642	0.69		0.69		0.60		0.60		2.07	150
9.51	0.25	66,644	0.70		0.70		0.60		0.60		2.44	267
9.66	2.21	73,243	0.62		0.62		0.60		0.60		2.40	327
9.62	(5.02)	104,780	0.64		0.64		0.60		0.60		2.54	312
10.34	1.76	101,674	0.62		0.62		0.60		0.60		2.80	187

10.37	10.40	79,082	0.84		0.84		0.75		0.75		1.92	150
9.51	0.10	33,544	0.85		0.85		0.75		0.75		2.19	267
9.66	2.06	18,614	0.77		0.77		0.75		0.75		2.21	327
9.62	(5.16)	17,139	0.79		0.79		0.75		0.75		2.38	312
10.34	1.61	16,727	0.77		0.77		0.75		0.75		2.67	187

10.37	10.23	286,033	0.99		0.99		0.90		0.90		1.83	150
9.51	(0.05)	62,578	1.00		1.00		0.90		0.90		2.18	267
9.66	1.91	89,231	0.92		0.92		0.90		0.90		2.09	327
9.62	(5.30)	115,075	0.94		0.94		0.90		0.90		2.36	312
10.34	1.46	209,289	0.92		0.92		0.90		0.90		2.51	187

10.37	9.41	10,820	1.74		1.74		1.65		1.65		1.03	150
9.51	(0.80)	18,596	1.75		1.75		1.65		1.65		1.42	267
9.66	1.14	25,357	1.67		1.67		1.65		1.65		1.36	327
9.62	(6.00)	36,759	1.69		1.69		1.65		1.65		1.56	312
10.34	0.70	55,472	1.67		1.67		1.65		1.65		1.76	187

$10.85	5.17%	$427,754	0.74	%(h)	0.74	%(h)	0.68	%(h)	0.68	%(h)	2.83%	264%
10.52	6.78	453,803	0.77		0.77		0.70		0.70		2.89	341
10.06	(0.92)	903,363	0.74		0.74		0.70		0.70		2.17	263
10.38	(5.34)	1,719,172	0.71		0.71		0.70		0.70		2.22	141
11.25	0.57	2,998,065	0.70		0.70		0.70		0.70		2.20	241

10.85	5.06	3,363	0.84	(h)	0.84	(h)	0.78	(h)	0.78	((h)	2.74	264
10.52	6.67	3,768	0.87		0.87		0.80		0.80		2.71	341
10.06	(1.02)	4,354	0.84		0.84		0.80		0.80		2.13	263
10.38	(5.43)	15,463	0.81		0.81		0.80		0.80		2.94	141
11.25	0.47	27,308	0.80		0.80		0.80		0.80		2.11	241

ANNUAL REPORT	MARCH 31, 2018	21

Financial Highlights (Cont.)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Global Advantage® Strategy Bond Fund (Cont.)
Class A
03/31/2018	$10.52	$0.26	$0.24	$0.50	$(0.08)	$0.00	$(0.09)	$(0.17)
03/31/2017	10.06	0.26	0.37	0.63	(0.01)	0.00	(0.16)	(0.17)
03/31/2016	10.38	0.18	(0.32)	(0.14)	0.00	0.00	(0.18)	(0.18)
03/31/2015	11.25	0.23	(0.86)	(0.63)	0.00	(0.03)	(0.21)	(0.24)
03/31/2014	11.56	0.20	(0.18)	0.02	(0.18)	(0.11)	(0.04)	(0.33)
Class C
03/31/2018	10.52	0.18	0.24	0.42	(0.04)	0.00	(0.05)	(0.09)
03/31/2017	10.06	0.18	0.38	0.56	(0.01)	0.00	(0.09)	(0.10)
03/31/2016	10.38	0.10	(0.31)	(0.21)	0.00	0.00	(0.11)	(0.11)
03/31/2015	11.25	0.14	(0.85)	(0.71)	0.00	(0.02)	(0.14)	(0.16)
03/31/2014	11.56	0.12	(0.19)	(0.07)	(0.09)	(0.11)	(0.04)	(0.24)

PIMCO Global Bond Fund (Unhedged)
Institutional Class
03/31/2018	$9.15	$0.24	$0.45	$0.69	$(0.19)	$0.00	$0.00	$(0.19)
03/31/2017	9.18	0.22	(0.05)	0.17	(0.20)	0.00	0.00	(0.20)
03/31/2016	9.12	0.20	0.03	0.23	(0.00)	0.00	(0.17)	(0.17)
03/31/2015	9.51	0.24	(0.41)	(0.17)	(0.22)	0.00	0.00	(0.22)
03/31/2014	9.74	0.26	(0.25)	0.01	(0.01)	0.00	(0.23)	(0.24)
Administrative Class
03/31/2018	9.15	0.22	0.44	0.66	(0.16)	0.00	0.00	(0.16)
03/31/2017	9.18	0.20	(0.06)	0.14	(0.17)	0.00	0.00	(0.17)
03/31/2016	9.12	0.18	0.02	0.20	(0.00)	0.00	(0.14)	(0.14)
03/31/2015	9.51	0.22	(0.41)	(0.19)	(0.20)	0.00	0.00	(0.20)
03/31/2014	9.74	0.24	(0.25)	(0.01)	(0.01)	0.00	(0.21)	(0.22)
Class A
01/31/2018 - 03/31/2018	9.77	0.06	(0.15)	(0.09)	(0.03)	0.00	0.00	(0.03)

PIMCO Global Bond Fund (U.S. Dollar-Hedged)
Institutional Class
03/31/2018	$10.22	$0.19	$0.14	$0.33	$(0.26)	$(0.07)	$0.00	$(0.33)
03/31/2017	10.00	0.20	0.28	0.48	(0.26)	0.00	0.00	(0.26)
03/31/2016	10.59	0.17	(0.20)	(0.03)	(0.44)	(0.12)	0.00	(0.56)
03/31/2015	10.29	0.23	0.74	0.97	(0.67)	0.00	0.00	(0.67)
03/31/2014	10.56	0.24	(0.19)	0.05	(0.22)	(0.10)	0.00	(0.32)
Class P
03/31/2018	10.22	0.18	0.14	0.32	(0.25)	(0.07)	0.00	(0.32)
03/31/2017	10.00	0.19	0.28	0.47	(0.25)	0.00	0.00	(0.25)
03/31/2016	10.59	0.16	(0.20)	(0.04)	(0.43)	(0.12)	0.00	(0.55)
03/31/2015	10.29	0.21	0.75	0.96	(0.66)	0.00	0.00	(0.66)
03/31/2014	10.56	0.23	(0.19)	0.04	(0.21)	(0.10)	0.00	(0.31)
Administrative Class
03/31/2018	10.22	0.16	0.15	0.31	(0.24)	(0.07)	0.00	(0.31)
03/31/2017	10.00	0.18	0.28	0.46	(0.24)	0.00	0.00	(0.24)
03/31/2016	10.59	0.14	(0.19)	(0.05)	(0.42)	(0.12)	0.00	(0.54)
03/31/2015	10.29	0.20	0.75	0.95	(0.65)	0.00	0.00	(0.65)
03/31/2014	10.56	0.21	(0.19)	0.02	(0.19)	(0.10)	0.00	(0.29)
Class A
03/31/2018	10.22	0.15	0.15	0.30	(0.23)	(0.07)	0.00	(0.30)
03/31/2017	10.00	0.16	0.29	0.45	(0.23)	0.00	0.00	(0.23)
03/31/2016	10.59	0.14	(0.20)	(0.06)	(0.41)	(0.12)	0.00	(0.53)
03/31/2015	10.29	0.19	0.75	0.94	(0.64)	0.00	0.00	(0.64)
03/31/2014	10.56	0.20	(0.19)	0.01	(0.18)	(0.10)	0.00	(0.28)

22	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(c)
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)	Portfolio Turnover Rate

$10.85	4.75%	$10,013	1.14	%(h)	1.14	%(h)	1.08	%(h)	1.08	%(h)	2.44%	264%
10.52	6.35	8,484	1.17		1.17		1.10		1.10		2.47	341
10.06	(1.32)	14,080	1.14		1.14		1.10		1.10		1.79	263
10.38	(5.72)	24,495	1.11		1.11		1.10		1.10		2.07	141
11.25	0.17	50,863	1.10		1.10		1.10		1.10		1.82	241

10.85	3.97	3,957	1.89	(h)	1.89	(h)	1.83	(h)	1.83	(h)	1.69	264
10.52	5.56	5,463	1.92		1.92		1.85		1.85		1.70	341
10.06	(2.05)	7,692	1.89		1.89		1.85		1.85		1.04	263
10.38	(6.42)	13,106	1.86		1.86		1.85		1.85		1.28	141
11.25	(0.57)	23,362	1.85		1.85		1.85		1.85		1.06	241

$9.65	7.56%	$230,027	0.65%		0.65%		0.55%		0.55%		2.51%	309%
9.15	1.79	294,292	0.61		0.61		0.55		0.55		2.39	433
9.18	2.54	409,319	0.57		0.57		0.55		0.55		2.29	380
9.12	(1.82)	495,294	0.57		0.57		0.55		0.55		2.58	358
9.51	0.18	654,419	0.56		0.56		0.55		0.55		2.78	161

9.65	7.29	101,563	0.90		0.90		0.80		0.80		2.27	309
9.15	1.54	107,463	0.86		0.86		0.80		0.80		2.15	433
9.18	2.29	121,198	0.82		0.82		0.80		0.80		2.04	380
9.12	(2.06)	144,369	0.82		0.82		0.80		0.80		2.31	358
9.51	(0.07)	180,999	0.81		0.81		0.80		0.80		2.52	161

9.65	(0.92)	15,496	1.05	*	1.05	*	0.95	*	0.95	*	3.82 *	309

$10.22	3.24%	$724,490	0.59%		0.59%		0.55%		0.55%		1.83%	307%
10.22	4.88	572,631	0.57		0.57		0.55		0.55		1.94	395
10.00	(0.09)	492,168	0.57		0.57		0.55		0.55		1.64	354
10.59	9.68	397,372	0.56		0.56		0.55		0.55		2.16	338
10.29	0.49	365,991	0.56		0.56		0.55		0.55		2.34	181

10.22	3.13	70,107	0.69		0.69		0.65		0.65		1.72	307
10.22	4.77	72,658	0.67		0.67		0.65		0.65		1.82	395
10.00	(0.19)	49,706	0.67		0.67		0.65		0.65		1.57	354
10.59	9.58	45,144	0.66		0.66		0.65		0.65		1.96	338
10.29	0.39	22,806	0.66		0.66		0.65		0.65		2.25	181

10.22	2.98	6,344	0.84		0.84		0.80		0.80		1.57	307
10.22	4.62	8,900	0.82		0.82		0.80		0.80		1.72	395
10.00	(0.34)	7,322	0.82		0.82		0.80		0.80		1.42	354
10.59	9.41	5,439	0.81		0.81		0.80		0.80		1.87	338
10.29	0.24	3,147	0.81		0.81		0.80		0.80		2.08	181

10.22	2.88	71,213	0.94		0.94		0.90		0.90		1.46	307
10.22	4.51	80,744	0.92		0.92		0.90		0.90		1.60	395
10.00	(0.44)	71,768	0.92		0.92		0.90		0.90		1.33	354
10.59	9.30	73,910	0.91		0.91		0.90		0.90		1.80	338
10.29	0.13	65,435	0.91		0.91		0.90		0.90		1.99	181

ANNUAL REPORT	MARCH 31, 2018	23

Financial Highlights (Cont.)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Global Bond Fund (U.S. Dollar-Hedged) (Cont.)
Class C
03/31/2018	$10.22	$0.07	$0.15	$0.22	$(0.15)	$(0.07)	$0.00	$(0.22)
03/31/2017	10.00	0.09	0.28	0.37	(0.15)	0.00	0.00	(0.15)
03/31/2016	10.59	0.06	(0.20)	(0.14)	(0.33)	(0.12)	0.00	(0.45)
03/31/2015	10.29	0.11	0.75	0.86	(0.56)	0.00	0.00	(0.56)
03/31/2014	10.56	0.13	(0.20)	(0.07)	(0.10)	(0.10)	0.00	(0.20)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(c)

Ratios shown do not include expenses of the investment companies in which a Fund may invest. See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information regarding the expenses and any applicable fee waivers associated with these investments.

(d)	Effective October 1, 2014, the Class’s supervisory and administrative fee was decreased by 0.05% to an annual rate of 0.50%.
(e)	Effective October 2, 2017, the Fund’s Investment advisory fee was decreased by 0.05% to an annual rate of 0.50%.
(f)	Effective October 1, 2015, the Fund’s Investment advisory fee was decreased by 0.20% to an annual rate of 0.55%.
(g)	Effective October 2, 2017, the Fund’s Investment advisory fee was decreased by 0.05% to an annual rate of 0.54%.
(h)	Effective October 2, 2017, the Fund’s Investment advisory fee was decreased by 0.05% to an annual rate of 0.35%.

24	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(c)
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$10.22	2.11%	$15,536	1.69%	1.69%	1.65%	1.65%	0.71%	307%
10.22	3.73	22,700	1.67	1.67	1.65	1.65	0.86	395
10.00	(1.20)	26,066	1.67	1.67	1.65	1.65	0.58	354
10.59	8.50	26,823	1.66	1.66	1.65	1.65	1.04	338
10.29	(0.61)	23,505	1.66	1.66	1.65	1.65	1.24	181

ANNUAL REPORT	MARCH 31, 2018	25

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO Emerging Markets Bond Fund	PIMCO Emerging Markets Corporate Bond Fund	PIMCO Emerging Markets Currency Fund	PIMCO Emerging Markets Full Spectrum Bond Fund

Assets:
Investments, at value
Investments in securities*	$1,821,423	$149,487	$2,997,926	$546
Investments in Affiliates	164,797	2,693	1,176,512	423,901
Financial Derivative Instruments
Exchange-traded or centrally cleared	382	23	121	0
Over the counter	6,115	153	32,116	0
Cash	12	59	1,515	0
Deposits with counterparty	3,423	432	2,443	0
Foreign currency, at value	2,322	69	5,015	0
Receivable for investments sold	45	132	4,493	0
Receivable for TBA investments sold	0	0	16,110	0
Receivable for Fund shares sold	3,253	0	217	12
Interest and/or dividends receivable	22,192	1,992	24,060	0
Dividends receivable from Affiliates	237	3	1,815	2,050
Other assets	5	0	2	0
Total Assets	2,024,206	155,043	4,262,345	426,509

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$27,850	$4,810	$4,724	$0
Payable for sale-buyback transactions	0	4,211	0	0
Payable for short sales	0	0	16,098	0
Financial Derivative Instruments
Exchange-traded or centrally cleared	132	23	353	0
Over the counter	2,105	103	37,186	0
Payable for investments purchased	13,598	5,447	15,464	0
Payable for investments in Affiliates purchased	237	3	1,815	2,050
Payable for TBA investments purchased	0	0	0	0
Deposits from counterparty	4,906	0	8,372	0
Payable for Fund shares redeemed	3,508	27	7,809	720
Distributions payable	1,123	56	56	26
Overdraft due to custodian	0	0	0	0
Accrued investment advisory fees	772	62	1,640	0
Accrued supervisory and administrative fees	695	50	1,462	24
Accrued distribution fees	51	0	5	0
Accrued servicing fees	47	0	5	0
Other liabilities	16	2	9	0
Total Liabilities	55,040	14,794	94,998	2,820

Net Assets	$1,969,166	$140,249	$4,167,347	$423,689

Net Assets Consist of:
Paid in capital	$2,254,988	$210,830	$4,451,055	$485,158
Undistributed (overdistributed) net investment income	(10,773)	(170)	323,930	(27)
Accumulated undistributed net realized gain (loss)	(242,954)	(65,130)	(600,334)	(73,981)
Net unrealized appreciation (depreciation)	(32,095)	(5,281)	(7,304)	12,539

Net Assets	$1,969,166	$140,249	$4,167,347	$423,689

Cost of investments in securities	$1,865,385	$154,731	$2,999,812	$546
Cost of investments in Affiliates	$164,782	$2,693	$1,176,864	$411,362
Cost of foreign currency held	$2,311	$68	$5,096	$0
Proceeds received on short sales	$0	$0	$16,110	$0
Cost or premiums of financial derivative instruments, net	$(12,182)	$(104)	$409	$0

* Includes repurchase agreements of:	$3,007	$1,346	$31,061	$546

†	A zero balance may reflect actual amounts rounding to less than one thousand.

26	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2018

PIMCO Foreign Bond Fund (Unhedged)	PIMCO Global Advantage® Strategy Bond Fund	PIMCO Global Bond Fund (Unhedged)	PIMCO Global Bond Fund (U.S. Dollar-Hedged)

$1,563,447	$554,373	$412,917	$1,032,780
77,945	1,910	12,777	33,176

1,641	591	693	1,623
17,227	5,098	3,206	8,513
29	0	25	0
14,711	3,520	6,659	3,667
4,876	2,268	2,901	5,329
98,944	41,228	30,588	59,468
110,484	101,857	68,410	113,094
2,518	209	574	247
7,499	3,164	2,222	4,838
141	6	23	88
0	1	0	0
1,899,462	714,225	540,995	1,262,823

$110,570	$22,343	$28,896	$37,077
2,928	0	0	1,033
0	0	836	0

2,305	909	896	2,012
31,406	5,144	4,419	9,452
102,234	42,084	31,759	61,899
141	6	23	88
263,913	195,105	126,129	259,380
3,675	1,082	170	2,935
1,775	1,596	578	568
227	3	11	174
0	598	0	41
301	136	75	194
361	119	92	247
60	3	24	12
29	2	1	20
0	8	0	1
519,925	269,138	193,909	375,133

$1,379,537	$445,087	$347,086	$887,690

$1,343,447	$460,707	$338,666	$895,860
(13,006)	(11,809)	(6,121)	(29,188)
9,221	(18,609)	4,897	(8,491)
39,875	14,798	9,644	29,509

$1,379,537	$445,087	$347,086	$887,690

$1,516,018	$543,371	$403,126	$1,004,984
$78,050	$1,913	$12,788	$33,233
$4,892	$2,268	$2,907	$5,324
$0	$0	$835	$0
$(1,703)	$(5,877)	$542	$(421)

$7,791	$223	$1,673	$0

ANNUAL REPORT	MARCH 31, 2018	27

Statements of Assets and Liabilities (Cont.)

	PIMCO Emerging Markets Bond Fund	PIMCO Emerging Markets Corporate Bond Fund	PIMCO Emerging Markets Currency Fund	PIMCO Emerging Markets Full Spectrum Bond Fund

Net Assets:
Institutional Class	$1,531,972	$140,249	$4,127,541	$423,689
Class P	117,780	N/A	9,450	N/A
Administrative Class	4,261	N/A	N/A	N/A
Class A	273,186	N/A	27,108	N/A
Class C	41,967	N/A	3,248	N/A

Shares Issued and Outstanding:
Institutional Class	147,461	13,289	429,100	53,726
Class P	11,337	N/A	982	N/A
Administrative Class	410	N/A	N/A	N/A
Class A	26,294	N/A	2,818	N/A
Class C	4,039	N/A	338	N/A

Net Asset Value Per Share Outstanding:
Institutional Class	$10.39	$10.55	$9.62	$7.89
Class P	10.39	N/A	9.62	N/A
Administrative Class	10.39	N/A	N/A	N/A
Class A	10.39	N/A	9.62	N/A
Class C	10.39	N/A	9.62	N/A

28	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2018

PIMCO Foreign Bond Fund (Unhedged)	PIMCO Global Advantage® Strategy Bond Fund	PIMCO Global Bond Fund (Unhedged)	PIMCO Global Bond Fund (U.S. Dollar-Hedged)

$758,960	$427,754	$230,027	$724,490
244,642	3,363	N/A	70,107
79,082	N/A	101,563	6,344
286,033	10,013	15,496	71,213
10,820	3,957	N/A	15,536

73,220	39,439	23,830	70,889
23,601	310	N/A	6,860
7,629	N/A	10,523	621
27,595	923	1,605	6,968
1,044	365	N/A	1,520

$10.37	$10.85	$9.65	$10.22
10.37	10.85	N/A	10.22
10.37	N/A	9.65	10.22
10.37	10.85	9.65	10.22
10.37	10.85	N/A	10.22

ANNUAL REPORT	MARCH 31, 2018	29

Statements of Operations

Year Ended March 31, 2018
(Amounts in thousands†)	PIMCO Emerging Markets Bond Fund	PIMCO Emerging Markets Corporate Bond Fund	PIMCO Emerging Markets Currency Fund	PIMCO Emerging Markets Full Spectrum Bond Fund

Investment Income:
Interest, net of foreign taxes*	$101,883	$7,675	$140,636	$2
Dividends	0	0	0	0
Dividends from Investments in Affiliates	862	33	16,339	11,287
Total Income	102,745	7,708	156,975	11,289

Expenses:
Investment advisory fees	8,653	741	18,355	2,209
Supervisory and administrative fees	7,849	567	16,371	1,570
Distribution and/or servicing fees - Administrative Class	11	0	0 (a)	0
Distribution and/or servicing fees - Class D	358 (b)	0	34 (b)	0
Distribution fees - Class C	350	1 (c)	30	1	(c)
Distribution fees - Class R	0	0	0	0
Servicing fees - Class A	404	2 (e)	35	4	(e)
Servicing fees - Class C	116	0 (c)	10	0	(c)
Servicing fees - Class R	0	0	0	0
Trustee fees	13	1	28	3
Interest expense	131	30	788	0
Miscellaneous expense	1	0	0	0
Total Expenses	17,886	1,342	35,651	3,787
Waiver and/or Reimbursement by PIMCO	0	0	0	(3,434)
Net Expenses	17,886	1,342	35,651	353

Net Investment Income (Loss)	84,859	6,366	121,324	10,936

Net Realized Gain (Loss):
Investments in securities	(4,223)	1,266	83,354	0
Investments in Affiliates	(8)	0	(304)	(746)
Net capital gain distributions received from Affiliate investments	0	0	54	0
Exchange-traded or centrally cleared financial derivative instruments	(1,858)	(225)	8,095	0
Over the counter financial derivative instruments	(5,708)	(327)	266,490	0
Short sales	0	0	0	0
Foreign currency	398	6	(3,342)	0

Net Realized Gain (Loss)	(11,399)	720	354,347	(746)

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	4,273	(1,051)	(25,590)	0
Investments in Affiliates	11	0	(362)	22,797
Exchange-traded or centrally cleared financial derivative instruments	(1,141)	(95)	(6,571)	0
Over the counter financial derivative instruments	3,655	10	(79,576)	0
Foreign currency assets and liabilities	25	2	757	0

Net Change in Unrealized Appreciation (Depreciation)	6,823	(1,134)	(111,342)	22,797

Net Increase (Decrease) in Net Assets Resulting from Operations	$80,283	$5,952	$364,329	$32,987

* Foreign tax withholdings	$17	$3	$1,043	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Administrative Class Shares liquidated at the close of business on January 31, 2018.
(b)	Class D shares converted into Class A shares on March 23, 2018, and are no longer available for purchase or as an exchange.
(c)	Class C Shares liquidated at the close of business on July 28, 2017.
(d)	Class R Shares liquidated at the close of business on January 31, 2018.
(e)	Class A Shares liquidated at the close of business on January 31, 2018.

30	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

PIMCO Foreign Bond Fund (Unhedged)	PIMCO Global Advantage® Strategy Bond Fund	PIMCO Global Bond Fund (Unhedged)	PIMCO Global Bond Fund (U.S. Dollar-Hedged)

$33,856	$16,113	$11,438	$19,333
30	16	16	22
701	72	115	506
34,587	16,201	11,569	19,861

3,122	1,709	913	2,055
3,818	1,393	1,122	2,640
162	0	265	23
665 (b)	9 (b)	40 (b)	0
91	34	0	132
0	6 (d)	0	0
192	18	1	205
30	11	0	44
0	6 (d)	0	0
8	3	3	5
1,184	258	373	295
12	4	2	3
9,284	3,451	2,719	5,402
0	0	0	0
9,284	3,451	2,719	5,402

25,303	12,750	8,850	14,459

4,509	6,559	6,269	15,922
(4)	0	1	(11)
16	1	2	9
1,651	(1,588)	4,988	3,196
74,980	11,218	15,763	(14,427)
26	2	(368)	(181)
(15,820)	(9,381)	(6,321)	(13,606)

65,358	6,811	20,334	(9,098)

50,793	12,607	7,854	26,784
(105)	(4)	(13)	(57)
83	(2,798)	(7,038)	(5,314)
(20,361)	(7,289)	(3,078)	(2,264)
1,797	874	727	649

32,207	3,390	(1,548)	19,798

$122,868	$22,951	$27,636	$25,159

$0	$28	$1	$5

ANNUAL REPORT	MARCH 31, 2018	31

Statements of Changes in Net Assets

	PIMCO Emerging Markets Bond Fund			PIMCO Emerging Markets Corporate Bond Fund				PIMCO Emerging Markets Currency Fund			PIMCO Emerging Markets Full Spectrum Bond Fund

(Amounts in thousands†)	Year Ended March 31, 2018		Year Ended March 31, 2017	Year Ended March 31, 2018		Year Ended March 31, 2017		Year Ended March 31, 2018		Year Ended March 31, 2017	Year Ended March 31, 2018		Year Ended March 31, 2017

Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$84,859		$91,093	$6,366		$6,770		$121,324		$113,913	$10,936		$18,904
Net realized gain (loss)	(11,399)		(29,602)	720		3,024		354,347		228,369	(746)		(8,346)
Net change in unrealized appreciation (depreciation)	6,823		142,728	(1,134)		7,306		(111,342)		(85,111)	22,797		24,559

Net Increase (Decrease) in Net Assets Resulting from Operations	80,283		204,219	5,952		17,100		364,329		257,171	32,987		35,117

Distributions to Shareholders:
From net investment income
Institutional Class	(69,244)		(54,702)	(6,209)		(6,702)		(122,752)		(106,230)	(17,032)		(18,412)
Class P	(5,655)		(5,038)	(24	)(b)	(29)		(216)		(192)	(82	)(b)	(171)
Administrative Class	(204)		(201)	0		0		(3	)(c)	(109)	0		0
Class D	(6,387	)(e)	(6,011)	0		(5	)(d)	(361	)(e)	(378)	0		(61	)(d)
Class A	(7,156)		(6,451)	(34	)(b)	(43)		(371)		(368)	(56	)(b)	(70)
Class C	(1,724)		(2,317)	(4	)(f)	(16)		(74)		(131)	(4	)(f)	(18)
Class R	0		0	0		0		0		0	0		0
From net realized capital gains
Institutional Class	0		0	0		0		0		0	0		0
Class P	0		0	0	(b)	0		0		0	0	(b)	0
Administrative Class	0		0	0		0		0	(c)	0	0		0
Class D											0
Class A	0		0	0	(b)	0		0		0	0	(b)	0
Class C	0		0	0	(f)	0		0		0	0	(f)	0
Tax basis return of capital
Institutional Class	0		(15,239)	0		0		0		0	(3,967)		0
Class P	0		(1,440)	0	(b)	0		0		0	(20	)(b)	0
Administrative Class	0		(59)	0		0		0	(c)	0	0		0
Class D	0	(e)	(1,833)	0		0	(d)	0	(e)	0	0		0	(d)
Class A	0		(1,968)	0	(b)	0		0		0	(15	)(b)	0
Class C	0		(867)	0	(f)	0		0		0	(1	)(f)	0
Class R	0		0	0		0		0		0	0		0

Total Distributions(h)	(90,370)		(96,126)	(6,271)		(6,795)		(123,777)		(107,408)	(21,177)		(18,732)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	91,475		260,013	1,564		(12,815)		(118,895)		(65,250)	44,511		2,818

Total Increase (Decrease) in Net Assets	81,388		368,106	1,245		(2,510)		121,657		84,513	56,321		19,203

Net Assets:
Beginning of year	1,887,778		1,519,672	139,004		141,514		4,045,690		3,961,177	367,368		348,165
End of year*	$1,969,166		$1,887,778	$140,249		$139,004		$4,167,347		$4,045,690	$423,689		$367,368

* Including undistributed (overdistributed) net investment income of:	$(10,773)		$120	$(170)		$(224)		$323,930		$(13,554)	$(27)		$134

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)	Class P Shares liquidated at the close of business on January 31, 2018.
(b)	Class A and Class P Shares liquidated at the close of business on January 31, 2018.
(c)	Administrative Class Shares liquidated at the close of business on January 31, 2018.
(d)	Class D Shares liquidated at the close of business on January 13, 2017.
(e)	Class D shares converted into Class A shares on March 23, 2018, and are no longer available for purchase or as an exchange.
(f)	Class C Shares liquidated at the close of business on July 28, 2017.
(g)	Class R Shares liquidated at the close of business on January 31, 2018.
(h)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

32	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

PIMCO Foreign Bond Fund (Unhedged)			PIMCO Global Advantage® Strategy Bond Fund			PIMCO Global Bond Fund (Unhedged)			PIMCO Global Bond Fund (U.S. Dollar-Hedged)

Year Ended March 31, 2018		Year Ended March 31, 2017	Year Ended March 31, 2018		Year Ended March 31, 2017	Year Ended March 31, 2018		Year Ended March 31, 2017	Year Ended March 31, 2018	Year Ended March 31, 2017

$25,303		$28,733	$12,750		$20,070	$8,850		$11,797	$14,459	$12,888
65,358		(11,766)	6,811		(11,377)	20,334		(6,981)	(9,098)	11,164
32,207		(16,292)	3,390		34,041	(1,548)		3,020	19,798	6,967

122,868		675	22,951		42,734	27,636		7,836	25,159	31,019

(9,934)		(8,428)	(3,964)		(1,318)	(4,734)		(7,841)	(16,865)	(13,767)
(2,266)		(796)	(32)		(7)	(24	)(a)	(18)	(1,799)	(1,476)
(802)		(217)	0		0	(1,832)		(2,239)	(210)	(192)
(2,922	)(e)	(2,972)	(27	)(e)	(9)	(251	)(e)	(279)	0	0
(836)		(723)	(53)		(18)	(6)		0	(1,737)	(1,659)
(42)		(31)	(17)		(6)	0		0	(250)	(361)
0		0	(14	)(g)	(4)	0		0	0	0

0		0	0		0	0		0	(4,356)	0
0		0	0		0	0	(a)	0	(454)	0
0		0	0		0	0		0	(60)	0
0		0	0		0	0		0	(490)	0
0		0	0		0	0		0	(110)	0

0		(4,385)	(4,502)		(13,243)	0		0	0	0
0		(457)	(36)		(74)	0	(a)	0	0	0
0		(159)	0		0	0		0	0	0
0	(e)	(2,379)	(31	)(e)	(87)	0	(e)	0	0	0
0		(538)	(60)		(184)	0		0	0	0
0		(151)	(19)		(60)	0		0	0	0
0		0	(16	)(g)	(45)	0		0	0	0

(16,802)		(21,236)	(8,771)		(15,055)	(6,847)		(10,377)	(26,331)	(17,455)

141,916		(108,178)	(47,588)		(488,988)	(90,787)		(130,162)	131,229	97,039

247,982		(128,739)	(33,408)		(461,309)	(69,998)		(132,703)	130,057	110,603

1,131,555		1,260,294	478,495		939,804	417,084		549,787	757,633	647,030
$1,379,537		$1,131,555	$445,087		$478,495	$347,086		$417,084	$887,690	$757,633

$(13,006)		$(72,918)	$(11,809)		$(16,542)	$(6,121)		$(16,451)	$(29,188)	$(7,059)

ANNUAL REPORT	MARCH 31, 2018	33

Schedule of Investments PIMCO Emerging Markets Bond Fund

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 92.5%

ARGENTINA 6.8%

SOVEREIGN ISSUES 6.8%
Argentina Government International Bond
2.260% due 12/31/2038	EUR	15,300	$13,046
2.500% due 12/31/2038		$16,800	11,197
3.375% due 01/15/2023	EUR	8,500	10,374
5.250% due 01/15/2028		200	241
5.625% due 01/26/2022		$4,000	4,068
5.875% due 01/11/2028		15,600	14,701
6.250% due 04/22/2019		5,200	5,356
6.875% due 04/22/2021		4,360	4,630
6.875% due 01/26/2027		23,200	23,687
6.875% due 01/11/2048		13,600	12,435
7.125% due 07/06/2036		3,300	3,185
7.125% due 06/28/2117		1,200	1,109
7.500% due 04/22/2026		12,100	12,953
7.820% due 12/31/2033	EUR	4,679	6,513
8.280% due 12/31/2033		$2,664	2,930
8.750% due 05/07/2024		900	1,012
Provincia de Buenos Aires
9.950% due 06/09/2021 (k)		1,200	1,340
10.875% due 01/26/2021		1,000	1,108
Provincia de Cordoba
7.125% due 06/10/2021		550	579
Provincia de la Rioja
9.750% due 02/24/2025		1,500	1,592
Provincia de Neuquen
7.500% due 04/27/2025		1,340	1,333

Total Argentina (Cost $133,010)			133,389

AZERBAIJAN 1.0%

CORPORATE BONDS & NOTES 0.9%
Southern Gas Corridor CJSC
6.875% due 03/24/2026		$16,800	18,558

SOVEREIGN ISSUES 0.1%
Republic of Azerbaijan International Bond
4.750% due 03/18/2024		2,800	2,824

Total Azerbaijan (Cost $20,478)			21,382

BAHAMAS 0.4%

SOVEREIGN ISSUES 0.4%
Bahamas Government International Bond
6.000% due 11/21/2028		$6,750	7,037

Total Bahamas (Cost $6,750)			7,037

BRAZIL 6.8%

CORPORATE BONDS & NOTES 4.8%
Banco do Brasil S.A.
3.875% due 10/10/2022		$4,811	4,667
Braskem Netherlands Finance BV
4.500% due 01/10/2028		6,600	6,433
Brazil Minas SPE via State of Minas Gerais
5.333% due 02/15/2028		28,400	28,429
Centrais Eletricas Brasileiras S.A.
5.750% due 10/27/2021		6,205	6,376
6.875% due 07/30/2019		7,350	7,621
Odebrecht Oil & Gas Finance Ltd.
0.000% due 04/30/2018 (f)(h)		9,803	264
Petrobras Global Finance BV
4.875% due 03/17/2020		2,500	2,556
5.625% due 05/20/2043		8,900	7,799
5.750% due 01/20/2020		2,896	3,012
6.250% due 03/17/2024		1,000	1,058
6.750% due 01/27/2041		3,700	3,617
6.850% due 06/05/2115		4,000	3,800
6.875% due 01/20/2040		12,450	12,291
7.250% due 03/17/2044		500	511

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.375% due 01/17/2027		$4,000	$4,338
8.375% due 05/23/2021		27	31
Samarco Mineracao S.A.
5.750% due 10/24/2023 ^(c)		2,000	1,488

			94,291

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%
State of Rio de Janeiro
6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~		10,900	10,914

SOVEREIGN ISSUES 1.4%
Brazil Government International Bond
4.250% due 01/07/2025		1,600	1,595
5.000% due 01/27/2045		5,000	4,505
5.625% due 01/07/2041 (k)		1,350	1,328
5.625% due 02/21/2047		4,900	4,763
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2018 (f)	BRL	48,800	14,559

			26,750

Total Brazil (Cost $126,465)			131,955

CAYMAN ISLANDS 1.4%

CORPORATE BONDS & NOTES 1.4%
Interoceanica Finance Ltd.
0.000% due 05/15/2030 (f)		$6,100	4,156
Lima Metro Line Finance Ltd.
5.875% due 07/05/2034		2,800	2,901
Odebrecht Drilling Norbe Ltd.
6.350% due 12/01/2021		10,562	10,351
Odebrecht Drilling Norbe Ltd. (6.350% Cash or 7.350% PIK)
7.350% due 12/01/2026 (b)		16,907	8,665
Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022		1,090	1,055
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash or 7.720% PIK)
7.720% due 12/01/2026 (b)		519	154

Total Cayman Islands (Cost $32,456)			27,282

CHILE 2.8%

CORPORATE BONDS & NOTES 2.8%
Corp. Nacional del Cobre de Chile
3.625% due 08/01/2027		$400	389
4.250% due 07/17/2042		2,900	2,846
4.500% due 09/16/2025		11,700	12,206
4.500% due 08/01/2047		700	709
4.875% due 11/04/2044		2,200	2,325
5.625% due 10/18/2043		1,000	1,169
Empresa Nacional de Telecomunicaciones S.A.
4.875% due 10/30/2024		12,500	12,693
GNL Quintero S.A.
4.634% due 07/31/2029		6,400	6,496
Itau CorpBanca
3.875% due 09/22/2019		6,400	6,458
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029		9,291	9,174

Total Chile (Cost $52,880)			54,465

CHINA 2.0%

CORPORATE BONDS & NOTES 1.9%
Industrial & Commercial Bank of China Ltd.
3.538% due 11/08/2027		$1,500	1,439
Sinopec Group Overseas Development Ltd.
3.250% due 09/13/2027		12,600	11,823
4.375% due 10/17/2023		16,500	16,948
4.875% due 05/17/2042		5,710	6,077

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Three Gorges Finance Cayman Islands Ltd.
3.150% due 06/02/2026		$2,100	$1,988

			38,275

SOVEREIGN ISSUES 0.1%
China Development Bank
5.840% due 01/03/2019	CNY	3,510	567
China Government International Bond
3.290% due 04/18/2020		8,250	1,306
3.380% due 05/23/2023		1,200	188
4.080% due 08/22/2023		1,100	178

			2,239

Total China (Cost $41,973)			40,514

COLOMBIA 1.9%

CORPORATE BONDS & NOTES 1.1%
Ecopetrol S.A.
5.375% due 06/26/2026		$2,500	2,611
5.875% due 09/18/2023		1,100	1,180
5.875% due 05/28/2045		8,200	8,115
7.375% due 09/18/2043		7,500	8,822

			20,728

SOVEREIGN ISSUES 0.8%
Colombia Government International Bond
4.375% due 07/12/2021		800	829
6.125% due 01/18/2041		4,100	4,736
7.375% due 09/18/2037		7,275	9,348

			14,913

Total Colombia (Cost $33,485)			35,641

COSTA RICA 0.4%

SOVEREIGN ISSUES 0.4%
Costa Rica Government International Bond
4.250% due 01/26/2023		$330	318
5.625% due 04/30/2043		7,900	7,154

Total Costa Rica (Cost $8,099)			7,472

DOMINICAN REPUBLIC 1.4%

SOVEREIGN ISSUES 1.4%
Dominican Republic International Bond
5.500% due 01/27/2025		$4,100	4,229
5.875% due 04/18/2024		1,500	1,579
5.950% due 01/25/2027		12,500	13,094
6.500% due 02/15/2048		3,600	3,733
6.850% due 01/27/2045		1,600	1,730
6.875% due 01/29/2026		2,700	3,002

Total Dominican Republic (Cost $26,715)			27,367

ECUADOR 1.0%

CORPORATE BONDS & NOTES 0.0%
Petroamazonas EP
4.625% due 11/06/2020		$900	869

SOVEREIGN ISSUES 1.0%
Ecuador Government International Bond
7.875% due 01/23/2028		12,200	11,791
8.750% due 06/02/2023		3,900	4,014
9.625% due 06/02/2027		1,600	1,719
10.750% due 03/28/2022		2,300	2,525

			20,049

Total Ecuador (Cost $20,921)			20,918

34	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
EGYPT 1.2%

SOVEREIGN ISSUES 1.2%
Egypt Government International Bond
5.577% due 02/21/2023	$6,000	$6,098
5.750% due 04/29/2020	800	821
6.125% due 01/31/2022	5,500	5,702
7.500% due 01/31/2027	2,000	2,169
7.903% due 02/21/2048	2,000	2,109
8.500% due 01/31/2047	5,300	5,922

Total Egypt (Cost $22,217)		22,821

EL SALVADOR 0.5%

SOVEREIGN ISSUES 0.5%
El Salvador Government International Bond
5.875% due 01/30/2025	$4,000	3,945
7.625% due 09/21/2034	3,070	3,277
7.750% due 01/24/2023	500	547
8.250% due 04/10/2032	1,510	1,700

Total El Salvador (Cost $9,104)		9,469

ETHIOPIA 0.3%

SOVEREIGN ISSUES 0.3%
Ethiopia Government International Bond
6.625% due 12/11/2024	$4,900	5,055

Total Ethiopia (Cost $4,917)		5,055

GABON 0.2%

SOVEREIGN ISSUES 0.2%
Gabon Government International Bond
6.375% due 12/12/2024	$4,104	4,085

Total Gabon (Cost $4,045)		4,085

GERMANY 0.2%

CORPORATE BONDS & NOTES 0.2%
Deutsche Bank AG
4.250% due 10/14/2021	$4,850	4,929

Total Germany (Cost $4,849)		4,929

GHANA 0.8%

SOVEREIGN ISSUES 0.8%
Ghana Government International Bond
7.875% due 08/07/2023	$7,900	8,650
9.250% due 09/15/2022	6,000	6,852

Total Ghana (Cost $14,857)		15,502

GUATEMALA 1.2%

SOVEREIGN ISSUES 1.2%
Guatemala Government International Bond
4.375% due 06/05/2027	$2,000	1,950
4.875% due 02/13/2028	3,600	3,608
5.750% due 06/06/2022	16,300	17,272

Total Guatemala (Cost $22,378)		22,830

HONG KONG 0.9%

CORPORATE BONDS & NOTES 0.9%
CNOOC Finance Australia Pty. Ltd.
2.625% due 05/05/2020	$900	890
CNOOC Nexen Finance ULC
4.250% due 04/30/2024	10,700	10,865
Nexen Energy ULC
6.400% due 05/15/2037	1,130	1,400
7.500% due 07/30/2039	3,370	4,729

Total Hong Kong (Cost $17,563)		17,884

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDIA 0.8%

SOVEREIGN ISSUES 0.8%
Export-Import Bank of India
3.375% due 08/05/2026		$11,600	$10,940
3.875% due 02/01/2028 (k)		4,400	4,272

Total India (Cost $16,087)			15,212

INDONESIA 6.6%

CORPORATE BONDS & NOTES 3.1%
Majapahit Holding BV
7.750% due 01/20/2020		$3,607	3,878
Pelabuhan Indonesia PT
4.250% due 05/05/2025		2,600	2,555
5.375% due 05/05/2045		2,000	1,962
Pertamina Persero PT
4.300% due 05/20/2023		1,000	1,010
4.300% due 05/20/2023 (k)		3,000	3,031
4.875% due 05/03/2022		10,000	10,341
5.625% due 05/20/2043		1,000	1,028
6.000% due 05/03/2042		26,158	28,078
6.450% due 05/30/2044		5,700	6,460
Perusahaan Gas Negara Persero Tbk
5.125% due 05/16/2024		1,000	1,034
Perusahaan Listrik Negara PT
4.125% due 05/15/2027		1,000	964

			60,341

SOVEREIGN ISSUES 3.5%
Indonesia Government International Bond
2.625% due 06/14/2023	EUR	3,200	4,189
4.350% due 01/11/2048		$4,300	4,106
4.625% due 04/15/2043		400	393
4.750% due 01/08/2026		1,100	1,152
5.125% due 01/15/2045		5,000	5,215
5.250% due 01/08/2047		2,000	2,129
5.375% due 10/17/2023		5,000	5,384
6.625% due 02/17/2037		6,360	7,719
6.750% due 01/15/2044		14,100	17,758
7.750% due 01/17/2038 (k)		7,225	9,798
8.500% due 10/12/2035		2,400	3,413
Perusahaan Penerbit SBSN Indonesia
3.400% due 03/29/2022		3,700	3,654
4.400% due 03/01/2028		4,700	4,740

			69,650

Total Indonesia (Cost $123,053)			129,991

IRELAND 0.7%

CORPORATE BONDS & NOTES 0.7%
Rosneft Oil Co Via Rosneft International Finance DAC
4.199% due 03/06/2022		$1,500	1,485
Russian Railways via RZD Capital PLC
7.487% due 03/25/2031	GBP	1,000	1,784
Vnesheconombank Via VEB Finance PLC
6.025% due 07/05/2022		$9,900	10,537

Total Ireland (Cost $12,998)			13,806

ISRAEL 1.6%

CORPORATE BONDS & NOTES 1.0%
Delek & Avner Tamar Bond Ltd.
5.082% due 12/30/2023		$5,760	5,852
5.412% due 12/30/2025		2,080	2,123
Israel Electric Corp. Ltd.
4.250% due 08/14/2028		6,300	6,192
7.250% due 01/15/2019		6,000	6,186

			20,353

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 0.6%
Israel Government International Bond
3.250% due 01/17/2028		$6,900	$6,730
4.125% due 01/17/2048		4,900	4,725
4.500% due 01/30/2043		1,100	1,130

			12,585

Total Israel (Cost $33,405)			32,938

IVORY COAST 0.6%

SOVEREIGN ISSUES 0.6%
Ivory Coast Government International Bond
5.125% due 06/15/2025	EUR	3,600	4,649
5.250% due 03/22/2030		4,100	5,063
5.375% due 07/23/2024		$989	970
6.125% due 06/15/2033		400	381
6.375% due 03/03/2028		1,500	1,519

Total Ivory Coast (Cost $11,947)			12,582

JAMAICA 0.2%

SOVEREIGN ISSUES 0.2%
Jamaica Government International Bond
6.750% due 04/28/2028		$1,500	1,671
7.875% due 07/28/2045		1,700	2,029

Total Jamaica (Cost $3,199)			3,700

JORDAN 0.5%

SOVEREIGN ISSUES 0.5%
Jordan Government International Bond
5.750% due 01/31/2027		$7,100	6,925
6.125% due 01/29/2026		1,900	1,915
7.375% due 10/10/2047		800	811

Total Jordan (Cost $9,794)			9,651

KAZAKHSTAN 2.8%

CORPORATE BONDS & NOTES 2.0%
KazMunayGas National Co. JSC
6.375% due 04/09/2021		$10,781	11,621
7.000% due 05/05/2020		21,178	22,761
9.125% due 07/02/2018		5,100	5,178

			39,560

SOVEREIGN ISSUES 0.8%
Kazakhstan Government International Bond
4.875% due 10/14/2044		9,600	9,596
6.500% due 07/21/2045 (k)		700	847
6.500% due 07/21/2045		3,800	4,599

			15,042

Total Kazakhstan (Cost $51,730)			54,602

KENYA 0.3%

SOVEREIGN ISSUES 0.3%
Kenya Government International Bond
5.875% due 06/24/2019		$200	205
7.250% due 02/28/2028 (k)		2,000	2,095
8.250% due 02/28/2048		2,500	2,682

Total Kenya (Cost $4,704)			4,982

LITHUANIA 0.1%

SOVEREIGN ISSUES 0.1%
Lithuania Government International Bond
6.125% due 03/09/2021		$1,600	1,738

Total Lithuania (Cost $1,707)			1,738

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	35

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
LUXEMBOURG 5.0%

ASSET-BACKED SECURITIES 0.1%
Sovereign Credit Opportunities S.A.
3.000% due 09/30/2019 «	EUR	1,342	$1,627

CORPORATE BONDS & NOTES 4.9%
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		$11,400	11,366
6.000% due 11/27/2023		7,700	8,265
Gazprom OAO Via Gaz Capital S.A.
3.850% due 02/06/2020		2,000	2,008
6.510% due 03/07/2022		15,113	16,290
8.625% due 04/28/2034		1,100	1,427
QGOG Constellation S.A. (9.000% Cash and 0.500% PIK)
9.500% due 11/09/2024 (b)		4,706	2,295
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
7.750% due 05/29/2018		7,250	7,309
Sberbank of Russia Via SB Capital S.A.
5.180% due 06/28/2019		5,900	6,033
5.500% due 02/26/2024 •(i)		10,485	10,603
5.717% due 06/16/2021		7,200	7,577
6.125% due 02/07/2022		22,185	23,590

			96,763

Total Luxembourg (Cost $97,630)			98,390

MALAYSIA 0.0%

CORPORATE BONDS & NOTES 0.0%
Petronas Capital Ltd.
4.500% due 03/18/2045		$900	930

Total Malaysia (Cost $889)			930

MEXICO 9.2%
		SHARES
COMMON STOCKS 0.0%
Hipotecaria Su Casita S.A. de C.V. «(d)		93,349	0
Urbi Desarrollos Urbanos S.A.B. de C.V. (d)		93,450	34

			34

		PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 6.0%
Banco Nacional de Comercio Exterior SNC
3.800% due 08/11/2026 •		$4,400	4,329
BBVA Bancomer S.A.
6.500% due 03/10/2021		1,800	1,917
Comision Federal de Electricidad
5.750% due 02/14/2042 (k)		4,850	5,014
6.125% due 06/16/2045		4,900	5,365
Corp. GEO S.A.B. de C.V.
9.250% due 06/30/2020 ^(c)		900	0
Petroleos Mexicanos
4.250% due 01/15/2025		2,000	1,938
4.875% due 01/24/2022		26,175	26,892
5.500% due 01/21/2021		2,500	2,606
6.350% due 02/12/2048 (k)		31,567	30,659
6.375% due 01/23/2045		8,700	8,478
6.500% due 03/13/2027		4,600	4,919
6.500% due 06/02/2041		9,620	9,572
6.625% due 06/15/2035		975	1,010
6.750% due 09/21/2047		2,600	2,637
6.875% due 08/04/2026		12,500	13,716

			119,052

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 3.2%
Mexico Government International Bond
4.000% due 03/15/2115	EUR	9,550	$10,914
4.150% due 03/28/2027		$7,126	7,213
4.600% due 01/23/2046		7,412	7,058
4.600% due 02/10/2048 (k)		4,200	3,988
5.550% due 01/21/2045		4,120	4,454
5.750% due 10/12/2110		15,300	15,606
6.050% due 01/11/2040		11,702	13,238

			62,471

Total Mexico (Cost $193,617)			181,557

MONGOLIA 0.4%

SOVEREIGN ISSUES 0.4%
Mongolia Government International Bond
5.125% due 12/05/2022		$3,930	3,853
5.625% due 05/01/2023		1,400	1,385
10.875% due 04/06/2021		1,200	1,384
10.875% due 04/06/2021 (k)		1,200	1,383

Total Mongolia (Cost $7,681)			8,005

MOROCCO 0.3%

SOVEREIGN ISSUES 0.3%
Morocco Government International Bond
5.500% due 12/11/2042		$5,800	6,188

Total Morocco (Cost $6,075)			6,188

NAMIBIA 0.1%

SOVEREIGN ISSUES 0.1%
Namibia Government International Bond
5.250% due 10/29/2025		$1,400	1,393

Total Namibia (Cost $1,389)			1,393

NETHERLANDS 0.7%

ASSET-BACKED SECURITIES 0.0%
Penta CLO BV
0.790% (EUR003M + 0.790%) due 08/04/2028 ~	EUR	250	308

CORPORATE BONDS & NOTES 0.5%
CIMPOR Financial Operations BV
5.750% due 07/17/2024		$10,300	9,873

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Petrobras Netherlands BV
TBD% due 02/01/2025 «		5,000	4,973

Total Netherlands (Cost $14,619)			15,154

NIGERIA 1.5%

SOVEREIGN ISSUES 1.5%
Nigeria Government International Bond
6.375% due 07/12/2023		$1,000	1,054
6.500% due 11/28/2027		6,200	6,296
7.143% due 02/23/2030		6,700	6,971
7.625% due 11/28/2047		2,000	2,074
7.696% due 02/23/2038 (k)		2,900	3,059
7.875% due 02/16/2032		9,300	10,148

Total Nigeria (Cost $28,304)			29,602

OMAN 1.1%

SOVEREIGN ISSUES 1.1%
Oman Government International Bond
3.625% due 06/15/2021		$300	293
5.375% due 03/08/2027		7,900	7,716

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.625% due 01/17/2028	$12,800	$12,510
6.500% due 03/08/2047	1,000	947

Total Oman (Cost $21,943)		21,466

PAKISTAN 0.2%

SOVEREIGN ISSUES 0.2%
Pakistan Government International Bond
6.875% due 12/05/2027	$4,900	4,649

Total Pakistan (Cost $4,900)		4,649

PANAMA 0.9%

CORPORATE BONDS & NOTES 0.1%
ENA Norte Trust
4.950% due 04/25/2028	$1,369	1,407

SOVEREIGN ISSUES 0.8%
Panama Government International Bond
4.300% due 04/29/2053	1,500	1,478
4.500% due 05/15/2047 (k)	3,800	3,866
6.700% due 01/26/2036	2,000	2,535
8.125% due 04/28/2034	2,860	3,932
8.875% due 09/30/2027	735	1,020
9.375% due 01/16/2023	900	1,139
9.375% due 04/01/2029	1,000	1,463

		15,433

Total Panama (Cost $16,837)		16,840

PARAGUAY 0.4%

SOVEREIGN ISSUES 0.4%
Paraguay Government International Bond
4.700% due 03/27/2027	$2,700	2,740
6.100% due 08/11/2044	5,700	6,142

Total Paraguay (Cost $8,403)		8,882

PERU 0.8%

CORPORATE BONDS & NOTES 0.2%
Petroleos del Peru S.A.
4.750% due 06/19/2032	$800	782
5.625% due 06/19/2047	1,700	1,700
Union Andina de Cementos S.A.A.
5.875% due 10/30/2021	1,650	1,708

		4,190

SOVEREIGN ISSUES 0.6%
Corp. Financiera de Desarrollo S.A.
4.750% due 02/08/2022	4,400	4,499
Fondo MIVIVIENDA S.A.
3.500% due 01/31/2023	7,700	7,565

		12,064

Total Peru (Cost $16,219)		16,254

PHILIPPINES 0.3%

CORPORATE BONDS & NOTES 0.3%
Power Sector Assets & Liabilities Management Corp.
7.390% due 12/02/2024	$4,300	5,239

Total Philippines (Cost $5,595)		5,239

POLAND 0.6%

SOVEREIGN ISSUES 0.6%
Poland Government International Bond
3.250% due 04/06/2026	$12,000	11,920

Total Poland (Cost $11,925)		11,920

36	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2018

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
QATAR 0.2%

SOVEREIGN ISSUES 0.2%
Qatar Government International Bond
4.500% due 01/20/2022		$4,200	$4,341

Total Qatar (Cost $4,393)			4,341

ROMANIA 0.1%

SOVEREIGN ISSUES 0.1%
Romania Government International Bond
2.750% due 10/29/2025	EUR	600	802
2.875% due 05/26/2028		100	129
3.875% due 10/29/2035		400	531

Total Romania (Cost $1,231)			1,462

RUSSIA 0.8%

CORPORATE BONDS & NOTES 0.3%
SCF Capital Ltd.
5.375% due 06/16/2023		$5,200	5,296
VEON Holdings BV
5.200% due 02/13/2019		100	101

			5,397

SOVEREIGN ISSUES 0.5%
Russia Government International Bond
4.500% due 04/04/2022		3,800	3,924
5.625% due 04/04/2042		3,600	3,874
12.750% due 06/24/2028		1,525	2,543

			10,341

Total Russia (Cost $15,686)			15,738

SAUDI ARABIA 0.4%

SOVEREIGN ISSUES 0.4%
Saudi Government International Bond
2.875% due 03/04/2023		$200	193
3.250% due 10/26/2026		1,000	938
3.625% due 03/04/2028		6,900	6,564

Total Saudi Arabia (Cost $8,010)			7,695

SENEGAL 0.6%

SOVEREIGN ISSUES 0.6%
Senegal Government International Bond
4.750% due 03/13/2028	EUR	1,500	1,850
6.250% due 05/23/2033		$3,100	3,063
6.750% due 03/13/2048		1,600	1,571
8.750% due 05/13/2021		4,800	5,414

Total Senegal (Cost $11,744)			11,898

SERBIA 0.6%

SOVEREIGN ISSUES 0.6%
Serbia Government International Bond
4.875% due 02/25/2020		$9,000	9,228
5.875% due 12/03/2018		900	918
7.250% due 09/28/2021		1,100	1,224

Total Serbia (Cost $11,365)			11,370

SINGAPORE 0.3%

CORPORATE BONDS & NOTES 0.3%
BOC Aviation Ltd.
2.750% due 09/18/2022		$5,500	5,266

Total Singapore (Cost $5,473)			5,266

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SLOVENIA 0.1%

SOVEREIGN ISSUES 0.1%
Slovenia Government International Bond
5.250% due 02/18/2024		$1,814	$2,009

Total Slovenia (Cost $1,992)			2,009

SOUTH AFRICA 1.3%

CORPORATE BONDS & NOTES 0.8%
AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020		$2,950	3,044
6.500% due 04/15/2040		1,300	1,361
Eskom Holdings SOC Ltd.
5.750% due 01/26/2021		3,450	3,426
6.750% due 08/06/2023		5,900	5,984
Myriad International Holdings BV
5.500% due 07/21/2025		1,400	1,489

			15,304

SOVEREIGN ISSUES 0.5%
South Africa Government International Bond
4.875% due 04/14/2026		3,300	3,296
5.000% due 10/12/2046		3,800	3,466
5.375% due 07/24/2044		200	192
5.875% due 05/30/2022		3,500	3,767

			10,721

Total South Africa (Cost $26,685)			26,025

SOUTH KOREA 0.0%

SOVEREIGN ISSUES 0.0%
Korea National Oil Corp.
4.250% due 10/08/2019	AUD	500	391

Total South Korea (Cost $410)			391

SPAIN 0.3%

SOVEREIGN ISSUES 0.3%
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	400	496
4.900% due 09/15/2021		4,200	5,680
4.950% due 02/11/2020		300	396

Total Spain (Cost $5,634)			6,572

SRI LANKA 1.7%

CORPORATE BONDS & NOTES 0.2%
National Savings Bank
5.150% due 09/10/2019		$4,000	4,006

SOVEREIGN ISSUES 1.5%
Sri Lanka Government International Bond
5.125% due 04/11/2019		600	608
5.750% due 01/18/2022		6,500	6,588
5.750% due 01/18/2022 (k)		500	507
5.875% due 07/25/2022		1,700	1,727
6.000% due 01/14/2019		300	306
6.125% due 06/03/2025		5,100	5,098
6.200% due 05/11/2027		4,800	4,734
6.250% due 10/04/2020		800	831
6.250% due 07/27/2021		3,500	3,635
6.825% due 07/18/2026		500	515
6.850% due 11/03/2025		4,100	4,253

			28,802

Total Sri Lanka (Cost $32,107)			32,808

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TANZANIA 0.2%

SOVEREIGN ISSUES 0.2%
Tanzania Government International Bond
8.241% (US0006M + 6.000%) due 03/09/2020 ~		$4,000	$4,173

Total Tanzania (Cost $4,123)			4,173

TRINIDAD AND TOBAGO 0.4%

CORPORATE BONDS & NOTES 0.3%
Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		$5,096	5,147

SOVEREIGN ISSUES 0.1%
Trinidad & Tobago Government International Bond
4.500% due 08/04/2026		1,100	1,125

Total Trinidad and Tobago (Cost $6,155)			6,272

TUNISIA 0.0%

SOVEREIGN ISSUES 0.0%
Banque Centrale de Tunisie International Bond
3.280% due 08/09/2027	JPY	100,000	766

Total Tunisia (Cost $1,012)			766

TURKEY 4.7%

CORPORATE BONDS & NOTES 0.3%
Hazine Mustesarligi Varlik Kiralama A/S
5.004% due 04/06/2023		$1,200	1,212
Turkish Airlines Pass-Through Trust
4.200% due 09/15/2028		2,322	2,212
Turkiye Is Bankasi A/S
6.125% due 04/25/2024		1,800	1,755

			5,179

SOVEREIGN ISSUES 4.4%
Export Credit Bank of Turkey
4.250% due 09/18/2022		3,000	2,855
5.375% due 02/08/2021		1,500	1,510
5.375% due 10/24/2023		2,800	2,764
Turkey Government International Bond
5.125% due 02/17/2028		12,200	11,540
5.750% due 05/11/2047		6,100	5,433
6.000% due 03/25/2027		27,300	27,691
6.000% due 01/14/2041		16,580	15,544
6.750% due 05/30/2040		13,900	14,231
6.875% due 03/17/2036		3,900	4,064
7.250% due 03/05/2038		1,000	1,083

			86,715

Total Turkey (Cost $101,236)			91,894

UKRAINE 2.9%

SOVEREIGN ISSUES 2.9%
Ukraine Government International Bond
0.000% due 05/31/2040 ~		$4,400	3,082
7.375% due 09/25/2032		1,800	1,739
7.750% due 09/01/2019		5,300	5,512
7.750% due 09/01/2020		20,800	21,835
7.750% due 09/01/2021		5,500	5,770
7.750% due 09/01/2022		8,300	8,690
7.750% due 09/01/2023		3,800	3,941
7.750% due 09/01/2024		6,900	7,121

Total Ukraine (Cost $55,270)			57,690

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	37

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UNITED ARAB EMIRATES 0.4%

CORPORATE BONDS & NOTES 0.3%
DP World Ltd.
6.850% due 07/02/2037	$4,300	$5,236

SOVEREIGN ISSUES 0.1%
Emirate of Abu Dhabi Government International Bond
2.500% due 10/11/2022	2,100	2,026

Total United Arab Emirates (Cost $6,793)		7,262

UNITED KINGDOM 0.2%

CORPORATE BONDS & NOTES 0.2%
Polyus Finance PLC
4.700% due 01/29/2024	$3,300	3,259
State Savings Bank of Ukraine Via SSB PLC
9.375% due 03/10/2023	800	843
Ukreximbank Via Biz Finance PLC
9.625% due 04/27/2022	500	528

Total United Kingdom (Cost $4,636)		4,630

UNITED STATES 4.7%

ASSET-BACKED SECURITIES 1.1%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.922% (US0001M + 1.050%) due 11/25/2034 ~	$193	193
Argent Securities Trust
2.022% (US0001M + 0.150%) due 07/25/2036 ~	1,127	950
Countrywide Asset-Backed Certificates Trust
2.112% (US0001M + 0.240%) due 02/25/2037 ~	5,700	5,522
2.622% (US0001M + 0.750%) due 11/25/2035 ~	2,400	2,431
GSAA Home Equity Trust
6.002% due 11/25/2036	1,694	1,126
Home Equity Asset Trust
3.222% (US0001M + 1.350%) due 02/25/2033 ~	200	199
MASTR Asset-Backed Securities Trust
2.572% (US0001M + 0.700%) due 09/25/2034 ~	255	252
Morgan Stanley ABS Capital, Inc. Trust
2.637% (US0001M + 0.765%) due 01/25/2035 ~	23	22
2.667% (US0001M + 0.795%) due 03/25/2034 ~	4,963	4,908
Morgan Stanley Mortgage Loan Trust
2.232% (US0001M + 0.360%) due 04/25/2037 ~	347	183
6.000% due 07/25/2047 ^~	116	94
Option One Mortgage Loan Trust
2.092% (US0001M + 0.220%) due 04/25/2037 ~	896	715
2.092% (US0001M + 0.220%) due 05/25/2037 ~	365	266
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.392% (US0001M + 0.520%) due 09/25/2035 ~	1,600	1,390
RAAC Trust
1.971% (US0001M + 0.350%) due 02/25/2046 ~	844	819
Soundview Home Loan Trust
2.222% (US0001M + 0.350%) due 03/25/2036 ~	1,300	1,251
2.772% (US0001M + 0.900%) due 10/25/2037 ~	1,231	1,057
VOLT LLC
3.125% due 09/25/2047	886	883

		22,261

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 1.2%
Rio Oil Finance Trust
9.250% due 07/06/2024	$13,413	$14,627
9.750% due 01/06/2027	3,198	3,495
Southern Copper Corp.
5.250% due 11/08/2042	2,100	2,200
Vrio Finco 1 LLC
6.250% due 04/04/2023 (a)	3,500	3,553

		23,875

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.8%
Adjustable Rate Mortgage Trust
3.501% due 11/25/2035 ^~	190	165
Banc of America Funding Trust
3.745% due 11/20/2035 ^~	177	167
5.888% due 04/25/2037 ^	232	217
BCAP LLC Trust
3.008% due 05/26/2037 ~	4,565	3,914
Bear Stearns Adjustable Rate Mortgage Trust
3.544% due 02/25/2036 ^~	146	145
3.558% due 01/25/2035 ~	20	19
Citigroup Mortgage Loan Trust
3.554% due 07/25/2046 ^~	103	97
Citigroup Mortgage Loan Trust, Inc.
2.830% (H15T1Y + 1.800%) due 09/25/2035 ~	315	308
CitiMortgage Alternative Loan Trust
2.522% (US0001M + 0.650%) due 10/25/2036 ~	1,317	1,095
Countrywide Alternative Loan Trust
2.042% (US0001M + 0.170%) due 01/25/2037 ^~	84	82
2.192% (US0001M + 0.320%) due 11/25/2035 ~	178	162
2.222% (US0001M + 0.350%) due 05/25/2036 ^~	801	469
5.750% (US0001M + 1.000%) due 03/25/2037 ^~	167	149
6.250% due 11/25/2036 ^	120	108
Countrywide Home Loan Mortgage Pass-Through Trust
3.306% due 03/25/2037 ^~	104	95
3.446% due 04/20/2036 ^~	88	82
3.450% due 02/25/2047 ^~	118	107
3.473% due 09/25/2047 ^~	71	67
Credit Suisse Mortgage Capital Certificates
2.061% (LIBOR01M + 0.500%) due 11/30/2037 ~	700	616
CSAB Mortgage-Backed Trust
5.720% due 09/25/2036	240	144
6.172% due 06/25/2036 ^	382	184
Deutsche ALT-A Securities, Inc.
3.260% due 10/25/2035 ~	62	54
5.000% due 10/25/2018	31	31
5.500% due 12/25/2035 ^	227	207
Deutsche ALT-B Securities, Inc.
5.869% due 10/25/2036 ^	147	140
5.886% due 10/25/2036 ^	147	140
GSMPS Mortgage Loan Trust
2.222% (US0001M + 0.350%) due 01/25/2036 ~	237	206
HarborView Mortgage Loan Trust
3.700% due 08/19/2036 ^~	35	33
Impac CMB Trust
2.512% (US0001M + 0.640%) due 03/25/2035 ~	261	255
IndyMac Mortgage Loan Trust
2.052% (US0001M + 0.180%) due 02/25/2037 ~	890	822
2.172% (US0001M + 0.300%) due 06/25/2037 ^~	160	100
3.392% due 06/25/2036 ~	183	180
3.428% due 08/25/2036 ~	233	231
3.447% due 10/25/2035 ~	143	131

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JPMorgan Mortgage Trust
3.492% due 11/25/2035 ~	$101	$98
3.681% due 04/25/2035 ~	44	44
3.690% due 08/25/2035 ~	194	195
JPMorgan Resecuritization Trust
2.500% due 03/25/2056	524	487
Luminent Mortgage Trust
2.052% (LIBOR01M + 0.180%) due 12/25/2036 ^~	110	99
MASTR Alternative Loan Trust
2.272% (US0001M + 0.400%) due 03/25/2036 ~	141	27
Residential Accredit Loans, Inc. Trust
6.500% due 07/25/2037	645	593
Sequoia Mortgage Trust
3.193% due 01/20/2047 ^~	75	61
Structured Adjustable Rate Mortgage Loan Trust
3.446% due 11/25/2035 ^~	115	108
3.603% due 05/25/2036 ^~	337	322
3.640% due 09/25/2036 ^~	346	274
3.711% (US0006M + 1.500%) due 10/25/2037 ^~	132	117
Suntrust Adjustable Rate Mortgage Loan Trust
3.637% due 10/25/2037 ~	1,358	1,285
TBW Mortgage-Backed Trust
5.970% due 09/25/2036	568	48
WaMu Mortgage Pass-Through Certificates Trust
2.242% (US0001M + 0.370%) due 05/25/2034 ~	135	124
2.795% due 01/25/2037 ^~	165	157
2.917% due 04/25/2037 ^~	110	101
3.050% due 05/25/2037 ^~	228	194
3.254% due 12/25/2036 ^~	337	325
Wells Fargo Mortgage-Backed Securities Trust
3.603% due 10/25/2036 ~	962	946

		16,527

U.S. GOVERNMENT AGENCIES 0.0%
Federal Home Loan Bank
4.125% due 12/13/2019	100	103
Israel Government AID Bond
5.500% due 04/26/2024	100	115

		218

U.S. TREASURY OBLIGATIONS 1.6%
U.S. Treasury Notes
1.375% due 04/30/2021 (m)(o)	33,500	32,472

Total United States (Cost $94,380)		95,353

URUGUAY 1.4%

SOVEREIGN ISSUES 1.4%
Uruguay Government International Bond
4.375% due 10/27/2027	$7,775	8,030
4.500% due 08/14/2024	1,963	2,059
5.100% due 06/18/2050	8,900	9,145
7.875% due 01/15/2033	6,550	8,966

Total Uruguay (Cost $26,744)		28,200

VENEZUELA 2.0%

CORPORATE BONDS & NOTES 0.8%
Petroleos de Venezuela S.A.
5.375% due 04/12/2027 ^(c)	$38,809	10,824
5.500% due 04/12/2037 ^(c)	19,263	5,634

		16,458

SOVEREIGN ISSUES 1.2%
Venezuela Government International Bond
6.000% due 12/09/2020 ^(c)	8,720	2,546
7.000% due 03/31/2038 ^(c)(k)	19,240	6,065

38	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.650% due 04/21/2025 ^(c)	$11,979	$3,626
7.750% due 10/13/2019 ^(c)	7,300	2,208
8.250% due 10/13/2024 ^(c)	21,739	6,537
9.000% due 05/07/2023 ^(c)	2	1
9.250% due 09/15/2027 ^(c)	7,540	2,463

		23,446

Total Venezuela (Cost $89,258)		39,904

VIETNAM 0.1%

SOVEREIGN ISSUES 0.1%
Vietnam Government International Bond
5.500% due 03/12/2028	$1,633	1,642

Total Vietnam (Cost $1,474)		1,642

VIRGIN ISLANDS (BRITISH) 0.5%

CORPORATE BONDS & NOTES 0.5%
Gold Fields Orogen Holdings BVI Ltd.
4.875% due 10/07/2020	$6,100	6,158

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Rosneft Finance S.A.
7.250% due 02/02/2020		$3,550	$3,759

Total Virgin Islands (British) (Cost $9,748)			9,917

SHORT-TERM INSTRUMENTS 1.7%

REPURCHASE AGREEMENTS (j) 0.2%
			3,007

ARGENTINA TREASURY BILLS 0.6%
2.827% due 05/11/2018 - 05/24/2018 (e)(f)	ARS	11,220	11,185

GREECE TREASURY BILLS 0.9%
1.674% due 07/06/2018 (f)(g)	EUR	14,900	18,285

Total Short-Term Instruments (Cost $32,014)			32,477

Total Investments in Securities (Cost $1,865,385)			1,821,423

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 8.4%

SHORT-TERM INSTRUMENTS 8.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.4%
PIMCO Short-Term Floating NAV Portfolio III	16,674,753	$164,797

Total Short-Term Instruments (Cost $164,782)		164,797

Total Investments in Affiliates (Cost $164,782)		164,797

Total Investments 100.9% (Cost $2,030,167)		$1,986,220

Financial Derivative Instruments (I)(n) 0.2% (Cost or Premiums, net $(12,182))		4,260

Other Assets and Liabilities, net (1.1)%		(21,314)

Net Assets 100.0%		$1,969,166

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Coupon represents a yield to maturity.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(j)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	03/29/2018	04/02/2018	$3,007	U.S. Treasury Notes 2.000% due 04/30/2024	$(3,070)	$3,007	$3,007

Total Repurchase Agreements						$(3,070)	$3,007	$3,007

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BRC	1.350%	03/23/2018	TBD	(3)	$(218)	$(218)
JML	0.000	01/25/2018	TBD	(3)	(984)	(983)
	0.250	01/17/2018	TBD	(3)	(539)	(539)
	0.900	02/28/2018	TBD	(3)	(1,022)	(1,023)
	1.000	02/06/2018	TBD	(3)	(1,392)	(1,394)
	1.000	02/13/2018	TBD	(3)	(4,219)	(4,223)
	1.000	02/15/2018	TBD	(3)	(821)	(822)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	39

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
	1.100%	02/23/2018	04/06/2018		$(1,229)	$(1,230)
	1.100	03/09/2018	04/06/2018		(1,651)	(1,653)
	1.150	02/22/2018	TBD	(3)	(511)	(512)
	1.200	03/19/2018	TBD	(3)	(2,071)	(2,072)
	1.200	03/27/2018	04/04/2018		(1,172)	(1,172)
	1.250	02/09/2018	TBD	(3)	(2,901)	(2,905)
	1.250	03/21/2018	TBD	(3)	(768)	(768)
	1.350	03/14/2018	TBD	(3)	(661)	(661)
	1.400	02/28/2018	TBD	(3)	(2,069)	(2,071)
	1.400	03/27/2018	04/04/2018		(2,950)	(2,950)
MEI	0.950	02/23/2018	TBD	(3)	(1,326)	(1,327)
NOM	(0.500)	03/23/2018	TBD	(3)	(1,327)	(1,327)

Total Reverse Repurchase Agreements						$(27,850)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BRC	$0	$(218)	$0	$(218)	$242	$24
FICC	3,007	0	0	3,007	(3,070)	(63)
JML	0	(24,978)	0	(24,978)	24,982	4
MEI	0	(1,327)	0	(1,327)	1,268	(59)
NOM	0	(1,327)	0	(1,327)	1,335	8

Total Borrowings and Other Financing Transactions	$3,007	$(27,850)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(2,950)	$0	$(7,950)	$(10,900)
Sovereign Issues	0	(4,055)	0	(12,895)	(16,950)

Total Borrowings	$0	$(7,005)	$0	$(20,845)	$(27,850)

Payable for reverse repurchase agreements					$(27,850)

(k)	Securities with an aggregate market value of $28,134 have been pledged as collateral under the terms of the above master agreements as of March 31, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2018 was $(14,027) at a weighted average interest rate of 0.028%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(I)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 10-Year Note June Futures	06/2018	777	$94,126	$866	$182	$0

Total Futures Contracts				$866	$182	$0

40	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2018

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Variation Margin
								Asset	Liability
CDX.EM-28 5-Year Index	1.000%	Quarterly	12/20/2022	12,901	$(69)	$(21)	$(90)	$17	$0
CDX.EM-29 5-Year Index	1.000	Quarterly	06/20/2023	45,400	(923)	124	(799)	70	0

					$(992)	$103	$(889)	$87	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Year BRL-CDI	7.130%	Maturity	01/02/2020	BRL	37,700	$0	$23	$23	$10	$0
Pay	1-Year BRL-CDI	9.390	Maturity	01/02/2025		15,300	6	17	23	6	0
Receive(4)	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025	$	300	17	(3)	14	0	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		33,900	(2,941)	(557)	(3,498)	55	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		18,250	(550)	877	327	0	(109)
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2022		85,530	600	(1,881)	(1,281)	42	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/15/2046		500	(22)	57	35	0	(3)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/21/2046		800	(65)	163	98	0	(4)
Receive(4)	6-Month EUR-EURIBOR	0.500	Annual	09/19/2023	EUR	8,000	32	(32)	0	0	(8)
Receive(4)	6-Month EUR-EURIBOR	1.250	Annual	09/19/2028		6,400	(90)	(50)	(140)	0	(8)

							$(3,013)	$(1,386)	$(4,399)	$113	$(132)

Total Swap Agreements							$(4,005)	$(1,283)	$(5,288)	$200	$(132)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$182	$200	$382	$0	$0	$(132)	$(132)

(m)	Securities with an aggregate market value of $10,843 and cash of $3,423 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(n)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	04/2018	BRL	107,800		$32,433	$0	$(220)
	04/2018		$32,625	BRL	107,800	27	0
	05/2018	ZAR	44,279		$3,664	0	(59)
	07/2018	BRL	48,800		14,747	83	0
	07/2018		$9,760	COP	27,923,360	193	0

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	41

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BPS	04/2018	BRL	7,194		$2,164	$0	$(15)
	04/2018		$2,208	BRL	7,194	0	(29)
	05/2018	BRL	9,345		$2,847	28	(5)
CBK	04/2018	EUR	5,209		6,418	10	(2)
	04/2018	GBP	1,302		1,831	5	0
	05/2018		$9,760	ARS	204,374	135	0
	05/2018		3,287	TRY	12,899	0	(65)
DUB	04/2018	BRL	14,300		$4,327	0	(5)
	04/2018		$4,302	BRL	14,300	29	0
	05/2018	BRL	2,200		$659	0	(6)
	05/2018		$4,960	BRL	16,452	12	0
	06/2018	TWD	292,843		$10,108	0	(33)
	06/2018		$1,904	EGP	35,468	68	0
FBF	04/2018		69,247	EUR	55,912	0	(450)
	05/2018	EUR	55,912		$69,390	451	0
GLM	04/2018	BRL	14,300		4,302	0	(29)
	04/2018		$4,326	BRL	14,300	5	0
	04/2018		9,760	RUB	560,224	10	0
	05/2018		9,760	MXN	182,511	222	0
	05/2018		9,760	TRY	38,940	0	(33)
	06/2018	MYR	963		$245	0	(4)
HUS	05/2018	AUD	518		407	9	0
	05/2018		$661	BRL	2,200	4	0
	06/2018	EGP	44,407		$2,446	0	(23)
	06/2018	KRW	3,519,555		3,256	0	(64)
	06/2018		$1,509	EGP	28,179	58	0
JPM	04/2018	BRL	119,100		$37,538	1,463	0
	04/2018		$35,869	BRL	119,100	228	(22)
	06/2018	EGP	34,291		$1,886	0	(21)
	09/2018		$1,996	EGP	36,534	0	(3)
MSB	04/2018	BRL	3,000		$946	38	0
	04/2018	EUR	50,703		62,737	349	0
	04/2018	JPY	88,600		832	0	0
	04/2018	RUB	560,224		9,830	60	0
	04/2018		$902	BRL	3,000	6	0
	04/2018		9,816	RUB	560,224	0	(63)
SCX	07/2018	EUR	14,900		$18,125	0	(337)
TOR	06/2018		$952	EGP	17,753	35	0
UAG	04/2018		844	JPY	88,600	0	(11)
	05/2018	JPY	88,600		$845	11	0
	06/2018	CNY	25,783		4,059	0	(31)

Total Forward Foreign Currency Contracts						$3,539	$(1,530)

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Call - OTC USD versus ZAR	ZAR	12.530	06/29/2018	$3,800	$(42)	$(45)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	$9,100	$(117)	$0

Total Written Options						$(159)	$(45)

42	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2018

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(1)

Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BPS	Turkey Government International Bond	(1.000)%	Quarterly	12/20/2022	1.791%	$4,600	$190	$(35)	$155	$0
GST	Turkey Government International Bond	(1.000)	Quarterly	12/20/2022	1.791	7,300	304	(57)	247	0

							$494	$(92)	$402	$0

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Brazil Government International Bond	1.000%	Quarterly	12/20/2018	0.484%	$	6,300	$(302)	$328	$26	$0
	Brazil Government International Bond	1.000	Quarterly	06/20/2020	0.775		2,200	(135)	147	12	0
	Brazil Government International Bond	1.000	Quarterly	09/20/2025	2.157		1,755	(357)	228	0	(129)
	Colombia Government International Bond	1.000	Quarterly	06/20/2019	0.298		12,500	(55)	167	112	0
	Colombia Government International Bond	1.000	Quarterly	09/20/2020	0.473		1,600	(87)	108	21	0
	Panama Government International Bond	1.000	Quarterly	03/20/2019	0.132		7,500	(42)	108	66	0
	Peru Government International Bond	1.000	Quarterly	03/20/2019	0.184		10,000	(151)	234	83	0
	Peru Government International Bond	1.000	Quarterly	09/20/2020	0.340		700	(29)	40	11	0
BPS	Indonesia Government International Bond	1.000	Quarterly	12/20/2021	0.721		300	(9)	12	3	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2018	0.273		1,300	10	(7)	3	0
	Peru Government International Bond	1.000	Quarterly	06/20/2018	0.141		3,700	35	(26)	9	0
BRC	Brazil Government International Bond	1.000	Quarterly	06/20/2018	0.450		10,000	(191)	207	16	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2019	0.592		400	(16)	18	2	0
	Brazil Government International Bond	1.000	Quarterly	12/20/2020	0.920		9,200	(1,533)	1,556	23	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2022	1.314		1,800	(117)	95	0	(22)
	Colombia Government International Bond	1.000	Quarterly	09/20/2020	0.473		1,500	(85)	105	20	0
	Egypt Government International Bond	1.000	Quarterly	06/20/2018	0.899		4,900	(23)	26	3	0
	Indonesia Government International Bond	1.000	Quarterly	03/20/2024	1.179		4,100	(566)	528	0	(38)
	Mexico Government International Bond	1.000	Quarterly	09/20/2021	0.693		10,748	(635)	748	113	0
	Panama Government International Bond	1.000	Quarterly	12/20/2021	0.441		2,900	(34)	93	59	0
	Qatar Government International Bond	1.000	Quarterly	12/20/2018	0.220		11,500	73	(3)	70	0
	Republic of South Africa Government International Bond	1.000	Quarterly	12/20/2021	1.054		3,000	(214)	209	0	(5)
CBK	Brazil Government International Bond	1.000	Quarterly	06/20/2018	0.450		5,000	(95)	103	8	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2022	0.954		1,000	(13)	15	2	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2019	0.298		6,100	27	27	54	0
	Indonesia Government International Bond	1.000	Quarterly	03/20/2024	1.179		4,100	(560)	522	0	(38)
	Panama Government International Bond	1.000	Quarterly	06/20/2019	0.144		2,200	14	10	24	0
	Uruguay Government International Bond	1.000	Quarterly	06/20/2020	1.044		11,200	(108)	101	0	(7)
DUB	Brazil Government International Bond	1.000	Quarterly	06/20/2022	1.314		100	(6)	5	0	(1)
	Brazil Government International Bond	1.000	Quarterly	06/20/2018	0.450		4,300	(68)	75	7	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2019	0.298		4,200	(10)	48	38	0
	Colombia Government International Bond	1.000	Quarterly	09/20/2020	0.473		1,000	(55)	68	13	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2022	0.976		15,200	(96)	118	22	0
	Mexico Government International Bond	1.000	Quarterly	09/20/2021	0.693		4,000	(157)	199	42	0
	Panama Government International Bond	1.000	Quarterly	03/20/2019	0.132		2,000	(12)	30	18	0
	Panama Government International Bond	1.000	Quarterly	06/20/2019	0.144		14,300	98	57	155	0
	Panama Government International Bond	1.000	Quarterly	06/20/2022	0.513		7,800	(60)	215	155	0
	Penerbangan Malaysia Bhd.	1.000	Quarterly	12/20/2018	0.157		14,300	(173)	266	93	0
	Penerbangan Malaysia Bhd.	1.000	Quarterly	06/20/2019	0.174		400	0	4	4	0
	Penerbangan Malaysia Bhd.	1.000	Quarterly	03/20/2020	0.279		2,100	(18)	48	30	0
FBF	Brazil Government International Bond	1.000	Quarterly	09/20/2020	0.855		1,600	(113)	119	6	0
	Colombia Government International Bond	1.000	Quarterly	09/20/2020	0.473		600	(32)	40	8	0
	Peru Government International Bond	1.000	Quarterly	03/20/2019	0.184		2,100	(31)	48	17	0
GST	Brazil Government International Bond	1.000	Quarterly	06/20/2019	0.592		2,200	(97)	109	12	0
	Chile Government International Bond	1.000	Quarterly	09/20/2020	0.229		3,000	8	49	57	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2019	0.298		5,000	24	21	45	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2022	0.954		1,000	(10)	12	2	0
	Indonesia Government International Bond	1.000	Quarterly	03/20/2024	1.179		3,600	(492)	459	0	(33)
	Panama Government International Bond	1.000	Quarterly	06/20/2019	0.144		4,100	22	22	44	0
	Panama Government International Bond	1.000	Quarterly	06/20/2020	0.225		1,000	10	7	17	0
	Russia Government International Bond	1.000	Quarterly	06/20/2023	1.234		20,900	(228)	2	0	(226)
HUS	Brazil Government International Bond	1.000	Quarterly	12/20/2022	1.488		600	(29)	16	0	(13)
	Brazil Government International Bond	1.000	Quarterly	06/20/2018	0.450		3,300	(49)	54	5	0

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	43

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
	Brazil Government International Bond	1.000%	Quarterly	09/20/2020	0.855%	$	1,200	$(88)	$93	$5	$0
	Colombia Government International Bond	1.000	Quarterly	06/20/2019	0.298		10,000	(66)	155	89	0
	Panama Government International Bond	1.000	Quarterly	06/20/2019	0.144		8,700	55	39	94	0
	Turkey Government International Bond	1.000	Quarterly	04/20/2018	0.615		11,200	12	12	24	0
	Turkey Government International Bond	1.000	Quarterly	12/20/2019	0.935		18,600	(827)	854	27	0
JPM	Brazil Government International Bond	1.000	Quarterly	09/20/2018	0.481		5,000	(213)	227	14	0
	Brazil Government International Bond	1.000	Quarterly	12/20/2019	0.710		1,300	(49)	56	7	0
	Brazil Government International Bond	1.000	Quarterly	09/20/2020	0.855		600	(46)	48	2	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2019	0.298		10,900	47	50	97	0
	Gazprom OAO Via Gaz Capital S.A.	1.000	Quarterly	12/20/2020	0.928		2,200	(372)	377	5	0
	Panama Government International Bond	1.000	Quarterly	06/20/2019	0.144		11,000	54	65	119	0
	Panama Government International Bond	1.000	Quarterly	12/20/2021	0.441		2,300	(28)	75	47	0
	Peru Government International Bond	1.000	Quarterly	06/20/2018	0.141		1,300	11	(8)	3	0
MYC	Panama Government International Bond	1.000	Quarterly	06/20/2022	0.513		2,700	(21)	75	54	0
NGF	Egypt Government International Bond	1.000	Quarterly	12/20/2018	0.951		5,100	(52)	56	4	0
	Letras del Banco Central de la Republica Argentina	1.000	Quarterly	06/20/2018	0.899		2,200	(1)	2	1	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2021	1.054		200	(13)	13	0	0
UAG	Brazil Government International Bond	1.000	Quarterly	06/20/2022	1.314		1,500	(107)	89	0	(18)
	Indonesia Government International Bond	1.000	Quarterly	12/20/2022	0.928		14,900	(36)	88	52	0

								$(8,512)	$10,156	$2,174	$(530)

Total Swap Agreements								$(8,018)	$10,064	$2,576	$(530)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
BOA	$303	$0	$331	$634	$(279)	$0	$(129)	$(408)	$226	$(340)	$(114)
BPS	28	0	170	198	(49)	0	0	(49)	149	(396)	(247)
BRC	0	0	306	306	0	0	(65)	(65)	241	(260)	(19)
CBK	150	0	88	238	(67)	(45)	(45)	(157)	81	0	81
DUB	109	0	577	686	(44)	0	(1)	(45)	641	(710)	(69)
FBF	451	0	31	482	(450)	0	0	(450)	32	0	32
GLM	237	0	0	237	(66)	0	0	(66)	171	0	171
GST	0	0	424	424	0	0	(259)	(259)	165	(540)	(375)
HUS	71	0	244	315	(87)	0	(13)	(100)	215	(379)	(164)
JPM	1,691	0	294	1,985	(46)	0	0	(46)	1,939	(1,969)	(30)
MSB	453	0	0	453	(63)	0	0	(63)	390	0	390
MYC	0	0	54	54	0	0	0	0	54	0	54
NGF	0	0	5	5	0	0	0	0	5	0	5
SCX	0	0	0	0	(337)	0	0	(337)	(337)	385	48
TOR	35	0	0	35	0	0	0	0	35	0	35
UAG	11	0	52	63	(42)	0	(18)	(60)	3	0	3

Total Over the Counter	$3,539	$0	$2,576	$6,115	$(1,530)	$(45)	$(530)	$(2,105)

(o)	Securities with an aggregate market value of $385 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2018.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

44	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2018

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$182	$182
Swap Agreements	0	87	0	0	113	200

	$0	$87	$0	$0	$295	$382

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,539	$0	$3,539
Swap Agreements	0	2,576	0	0	0	2,576

	$0	$2,576	$0	$3,539	$0	$6,115

	$0	$2,663	$0	$3,539	$295	$6,497

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$132	$132

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,530	$0	$1,530
Written Options	0	0	0	45	0	45
Swap Agreements	0	530	0	0	0	530

	$0	$530	$0	$1,575	$0	$2,105

	$0	$530	$0	$1,575	$132	$2,237

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$264	$264
Written Options	0	0	0	0	165	165
Futures	0	0	0	0	(2,699)	(2,699)
Swap Agreements	0	806	0	0	(394)	412

	$0	$806	$0	$0	$(2,664)	$(1,858)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(14,552)	$0	$(14,552)
Written Options	0	0	0	240	0	240
Swap Agreements	0	8,937	0	0	(333)	8,604

	$0	$8,937	$0	$(14,312)	$(333)	$(5,708)

	$0	$9,743	$0	$(14,312)	$(2,997)	$(7,566)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	45

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$775	$775
Swap Agreements	0	(5)	0	0	(1,911)	(1,916)

	$0	$(5)	$0	$0	$(1,136)	$(1,141)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$5,939	$0	$5,939
Written Options	0	0	0	(41)	0	(41)
Swap Agreements	0	(2,243)	0	0	0	(2,243)

	$0	$(2,243)	$0	$5,898	$0	$3,655

	$0	$(2,248)	$0	$5,898	$(1,136)	$2,514

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$133,389	$0	$133,389
Azerbaijan
Corporate Bonds & Notes	0	18,558	0	18,558
Sovereign Issues	0	2,824	0	2,824
Bahamas
Sovereign Issues	0	7,037	0	7,037
Brazil
Corporate Bonds & Notes	0	94,291	0	94,291
Loan Participations and Assignments	0	0	10,914	10,914
Sovereign Issues	0	26,750	0	26,750
Cayman Islands
Corporate Bonds & Notes	0	27,282	0	27,282
Chile
Corporate Bonds & Notes	0	54,465	0	54,465
China
Corporate Bonds & Notes	0	38,275	0	38,275
Sovereign Issues	0	2,239	0	2,239
Colombia
Corporate Bonds & Notes	0	20,728	0	20,728
Sovereign Issues	0	14,913	0	14,913
Costa Rica
Sovereign Issues	0	7,472	0	7,472
Dominican Republic
Sovereign Issues	0	27,367	0	27,367
Ecuador
Corporate Bonds & Notes	0	869	0	869
Sovereign Issues	0	20,049	0	20,049
Egypt
Sovereign Issues	0	22,821	0	22,821
El Salvador
Sovereign Issues	0	9,469	0	9,469
Ethiopia
Sovereign Issues	0	5,055	0	5,055
Gabon
Sovereign Issues	0	4,085	0	4,085
Germany
Corporate Bonds & Notes	0	4,929	0	4,929
Ghana
Sovereign Issues	0	15,502	0	15,502
Guatemala
Sovereign Issues	0	22,830	0	22,830
Hong Kong
Corporate Bonds & Notes	0	17,884	0	17,884
India
Sovereign Issues	0	15,212	0	15,212

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Indonesia
Corporate Bonds & Notes	$0	$60,341	$0	$60,341
Sovereign Issues	0	69,650	0	69,650
Ireland
Corporate Bonds & Notes	0	13,806	0	13,806
Israel
Corporate Bonds & Notes	0	20,353	0	20,353
Sovereign Issues	0	12,585	0	12,585
Ivory Coast
Sovereign Issues	0	12,582	0	12,582
Jamaica
Sovereign Issues	0	3,700	0	3,700
Jordan
Sovereign Issues	0	9,651	0	9,651
Kazakhstan
Corporate Bonds & Notes	0	39,560	0	39,560
Sovereign Issues	0	15,042	0	15,042
Kenya
Sovereign Issues	0	4,982	0	4,982
Lithuania
Sovereign Issues	0	1,738	0	1,738
Luxembourg
Asset-Backed Securities	0	0	1,627	1,627
Corporate Bonds & Notes	0	96,763	0	96,763
Malaysia
Corporate Bonds & Notes	0	930	0	930
Mexico
Common Stocks	34	0	0	34
Corporate Bonds & Notes	0	119,052	0	119,052
Sovereign Issues	0	62,471	0	62,471
Mongolia
Sovereign Issues	0	8,005	0	8,005
Morocco
Sovereign Issues	0	6,188	0	6,188
Namibia
Sovereign Issues	0	1,393	0	1,393
Netherlands
Asset-Backed Securities	0	308	0	308
Corporate Bonds & Notes	0	9,873	0	9,873
Loan Participations and Assignments	0	0	4,973	4,973
Nigeria
Sovereign Issues	0	29,602	0	29,602
Oman
Sovereign Issues	0	21,466	0	21,466
Pakistan
Sovereign Issues	0	4,649	0	4,649

46	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2018

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Panama
Corporate Bonds & Notes	$0	$1,407	$0	$1,407
Sovereign Issues	0	15,433	0	15,433
Paraguay
Sovereign Issues	0	8,882	0	8,882
Peru
Corporate Bonds & Notes	0	4,190	0	4,190
Sovereign Issues	0	12,064	0	12,064
Philippines
Corporate Bonds & Notes	0	5,239	0	5,239
Poland
Sovereign Issues	0	11,920	0	11,920
Qatar
Sovereign Issues	0	4,341	0	4,341
Romania
Sovereign Issues	0	1,462	0	1,462
Russia
Corporate Bonds & Notes	0	5,397	0	5,397
Sovereign Issues	0	10,341	0	10,341
Saudi Arabia
Sovereign Issues	0	7,695	0	7,695
Senegal
Sovereign Issues	0	11,898	0	11,898
Serbia
Sovereign Issues	0	11,370	0	11,370
Singapore
Corporate Bonds & Notes	0	5,266	0	5,266
Slovenia
Sovereign Issues	0	2,009	0	2,009
South Africa
Corporate Bonds & Notes	0	15,304	0	15,304
Sovereign Issues	0	10,721	0	10,721
South Korea
Sovereign Issues	0	391	0	391
Spain
Sovereign Issues	0	6,572	0	6,572
Sri Lanka
Corporate Bonds & Notes	0	4,006	0	4,006
Sovereign Issues	0	28,802	0	28,802
Tanzania
Sovereign Issues	0	4,173	0	4,173
Trinidad and Tobago
Corporate Bonds & Notes	0	5,147	0	5,147
Sovereign Issues	0	1,125	0	1,125
Tunisia
Sovereign Issues	0	766	0	766
Turkey
Corporate Bonds & Notes	0	5,179	0	5,179
Sovereign Issues	0	86,715	0	86,715
Ukraine
Sovereign Issues	0	57,690	0	57,690
United Arab Emirates
Corporate Bonds & Notes	0	5,236	0	5,236
Sovereign Issues	0	2,026	0	2,026

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
United Kingdom
Corporate Bonds & Notes	$0	$4,630	$0	$4,630
United States
Asset-Backed Securities	0	22,261	0	22,261
Corporate Bonds & Notes	0	23,875	0	23,875
Non-Agency Mortgage-Backed Securities	0	16,527	0	16,527
U.S. Government Agencies	0	218	0	218
U.S. Treasury Obligations	0	32,472	0	32,472
Uruguay
Sovereign Issues	0	28,200	0	28,200
Venezuela
Corporate Bonds & Notes	0	16,458	0	16,458
Sovereign Issues	0	23,446	0	23,446
Vietnam
Sovereign Issues	0	1,642	0	1,642
Virgin Islands (British)
Corporate Bonds & Notes	0	9,917	0	9,917
Short-Term Instruments
Repurchase Agreements	0	3,007	0	3,007
Argentina Treasury Bills	0	11,185	0	11,185
Greece Treasury Bills	0	18,285	0	18,285

	$34	$1,803,875	$17,514	$1,821,423

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$164,797	$0	$0	$164,797

Total Investments	$164,831	$1,803,875	$17,514	$1,986,220

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	182	200	0	382
Over the counter	0	6,115	0	6,115

	$182	$6,315	$0	$6,497

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(132)	0	(132)
Over the counter	0	(2,105)	0	(2,105)

	$0	$(2,237)	$0	$(2,237)

Total Financial Derivative Instruments	$182	$4,078	$0	$4,260

Totals	$165,013	$1,807,953	$17,514	$1,990,480

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	47

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 106.6%

ARGENTINA 3.0%

CORPORATE BONDS & NOTES 1.9%
Genneia S.A.
8.750% due 01/20/2022		$300	$324
Rio Energy S.A.
6.875% due 02/01/2025		1,300	1,287
YPF S.A.
8.500% due 07/28/2025		1,000	1,106

			2,717

SOVEREIGN ISSUES 1.1%
Argentina Government International Bond
7.820% due 12/31/2033	EUR	550	766
22.844% (BADLARPP) due 10/04/2022 ~	ARS	57	5
24.949% (BADLARPP + 2.000%) due 04/03/2022 ~		1,548	79
27.250% due 06/21/2020 ~		4,424	234
Bonos de la Nacion Argentina con Ajuste por CER
4.000% due 03/06/2020		30	2
Provincia de Buenos Aires
26.917% (BADLARPP + 4.000%) due 12/06/2019 ~		30	1
Provincia de Neuquen
7.500% due 04/27/2025		$500	497

			1,584

Total Argentina (Cost $4,183)			4,301

AUSTRALIA 0.3%

CORPORATE BONDS & NOTES 0.3%
Barminco Finance Pty. Ltd.
6.625% due 05/15/2022		$400	394

Total Australia (Cost $400)			394

AUSTRIA 1.1%

CORPORATE BONDS & NOTES 1.1%
Eldorado Intl. Finance GmbH
8.625% due 06/16/2021		$500	534
Sappi Papier Holding GmbH
7.500% due 06/15/2032		900	970

Total Austria (Cost $1,354)			1,504

BERMUDA 2.9%

CORPORATE BONDS & NOTES 2.9%
CBQ Finance Ltd.
2.875% due 06/24/2019		$1,800	1,786
7.500% due 11/18/2019		800	844
Digicel Group Ltd.
8.250% due 09/30/2020		965	835
Digicel Ltd.
6.000% due 04/15/2021		400	377
Ooredoo International Finance Ltd.
3.250% due 02/21/2023		300	290

Total Bermuda (Cost $4,274)			4,132

BRAZIL 8.6%

CORPORATE BONDS & NOTES 7.5%
Andrade Gutierrez International S.A.
4.000% due 04/30/2018		$340	325
Banco BTG Pactual S.A.
5.500% due 01/31/2023		2,800	2,743
Braskem America Finance Co.
7.125% due 07/22/2041		400	468

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Centrais Eletricas Brasileiras S.A.
5.750% due 10/27/2021	$700	$719
6.875% due 07/30/2019	400	415
CSN Resources S.A.
6.500% due 07/21/2020	163	159
Hidrovias International Finance SARL
5.950% due 01/24/2025	700	696
JSL Europe S.A.
7.750% due 07/26/2024	600	611
Natura Cosmeticos S.A.
5.375% due 02/01/2023	700	701
Odebrecht Finance Ltd.
4.375% due 04/25/2025	300	96
5.250% due 06/27/2029	1,950	624
7.125% due 06/26/2042	1,050	357
Odebrecht Oil & Gas Finance Ltd.
0.000% due 04/30/2018 (f)(g)	1,122	29
Petrobras Global Finance BV
5.999% due 01/27/2028	351	348
7.375% due 01/17/2027	800	868
Rede D’or Finance SARL
4.950% due 01/17/2028	600	571
Samarco Mineracao S.A.
4.125% due 11/01/2022 ^(c)	200	149
5.375% due 09/26/2024 ^(c)	600	444
5.750% due 10/24/2023 ^(c)	200	149

		10,472

LOAN PARTICIPATIONS AND ASSIGNMENTS 1.1%
State of Rio de Janeiro
6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~	1,500	1,502

Total Brazil (Cost $12,031)		11,974

CANADA 0.3%

CORPORATE BONDS & NOTES 0.3%
First Quantum Minerals Ltd.
7.000% due 02/15/2021	$400	402

Total Canada (Cost $309)		402

CAYMAN ISLANDS 8.9%

CORPORATE BONDS & NOTES 8.9%
ADCB Finance Cayman Ltd.
2.625% due 03/10/2020	$500	494
4.000% due 03/29/2023	900	901
Alpha Star Holding Ltd.
4.970% due 04/09/2019	1,300	1,306
China Evergrande Group
7.500% due 06/28/2023	300	295
Goodman HK Finance
4.375% due 06/19/2024	701	718
Hutchison Whampoa International Ltd.
3.625% due 10/31/2024	600	599
MAF Global Securities Ltd.
7.125% due 10/29/2018 •(g)	400	408
Odebrecht Drilling Norbe Ltd.
6.350% due 12/01/2021	1,125	1,102
Odebrecht Drilling Norbe Ltd. (6.350% Cash or 7.350% PIK)
7.350% due 12/01/2026 (b)	1,801	923
Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022	279	270
Ooredoo Tamweel Ltd.
3.039% due 12/03/2018	200	200
QNB Finance Ltd.
2.750% due 10/31/2018	300	300
2.875% due 04/29/2020	300	297
Sable International Finance Ltd.
6.875% due 08/01/2022	400	421

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Semiconductor Manufacturing International Corp.
4.125% due 10/07/2019		$700	$703
Swire Pacific MTN Financing Ltd.
4.500% due 10/09/2023		200	209
Tencent Holdings Ltd.
3.925% due 01/19/2038		300	285
UPCB Finance Ltd.
3.625% due 06/15/2029	EUR	500	599
WTT Investment Ltd.
5.500% due 11/21/2022		$900	882
Wynn Macau Ltd.
4.875% due 10/01/2024		800	782
Yingde Gases Investment Ltd.
6.250% due 01/19/2023		800	789

Total Cayman Islands (Cost $12,207)			12,483

CHILE 2.0%

CORPORATE BONDS & NOTES 2.0%
Banco de Credito e Inversiones S.A.
3.500% due 10/12/2027		$700	656
Cencosud S.A.
5.150% due 02/12/2025		950	987
Colbun S.A.
4.500% due 07/10/2024		400	411
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029		398	393
4.500% due 08/15/2025		435	425

Total Chile (Cost $2,848)			2,872

CHINA 1.6%

CORPORATE BONDS & NOTES 1.6%
CCCI Treasure Ltd.
3.500% due 04/21/2020 •(g)		$300	297
Industrial & Commercial Bank of China Ltd.
3.538% due 11/08/2027		500	479
4.875% due 09/21/2025 (h)		300	306
Proven Honour Capital Ltd.
4.125% due 05/19/2025		200	196
4.125% due 05/06/2026		400	389
Sinopec Group Overseas Development Ltd.
3.900% due 05/17/2022		600	607

Total China (Cost $2,319)			2,274

		SHARES
COLOMBIA 1.2%

COMMON STOCKS 0.2%
Frontera Energy Corp. (d)		8,095	226

		PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 1.0%
Bancolombia S.A.
5.950% due 06/03/2021		$240	255
Colombia Telecomunicaciones S.A. ESP
5.375% due 09/27/2022		200	203
Ecopetrol S.A.
5.875% due 05/28/2045		500	495
7.375% due 09/18/2043		400	470

			1,423

Total Colombia (Cost $2,689)			1,649

CURACAO 0.6%

CORPORATE BONDS & NOTES 0.6%
Teva Pharmaceutical Finance Co. BV
2.950% due 12/18/2022		$1,000	886

Total Curacao (Cost $965)			886

48	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GERMANY 0.7%

CORPORATE BONDS & NOTES 0.7%
Deutsche Bank AG
4.250% due 10/14/2021	$1,000	$1,016

Total Germany (Cost $1,000)		1,016

GHANA 0.6%

SOVEREIGN ISSUES 0.6%
Ghana Government International Bond
7.875% due 08/07/2023	$800	876

Total Ghana (Cost $868)		876

GUATEMALA 0.2%

CORPORATE BONDS & NOTES 0.2%
Industrial Senior Trust
5.500% due 11/01/2022	$325	325

Total Guatemala (Cost $326)		325

HONG KONG 3.7%

CORPORATE BONDS & NOTES 3.7%
AIA Group Ltd.
3.200% due 03/11/2025	$300	290
CNOOC Finance Ltd.
3.000% due 05/09/2023	700	674
Eastern Creation Investment Holdings Ltd.
2.750% due 09/26/2020	1,800	1,773
Franshion Brilliant Ltd.
5.750% due 03/19/2019	500	511
Huarong Finance Co. Ltd.
5.500% due 01/16/2025	600	628
Vanke Real Estate Hong Kong Co. Ltd.
3.950% due 12/23/2019	800	807
Yanlord Land HK Co. Ltd.
5.875% due 01/23/2022	500	497

Total Hong Kong (Cost $5,277)		5,180

INDIA 1.9%

CORPORATE BONDS & NOTES 1.9%
Bharti Airtel Ltd.
4.375% due 06/10/2025	$500	486
GMR Hyderabad International Airport Ltd.
4.250% due 10/27/2027	200	183
IDBI Bank Ltd.
4.125% due 04/23/2020	200	201
State Bank of India
2.654% (US0003M + 0.950%) due 04/06/2020 ~	1,800	1,802

Total India (Cost $2,702)		2,672

INDONESIA 1.9%

CORPORATE BONDS & NOTES 1.9%
Indika Energy Capital Pte. Ltd.
5.875% due 11/09/2024	$300	284
Medco Straits Services Pte. Ltd.
8.500% due 08/17/2022	500	530
Minejesa Capital BV
4.625% due 08/10/2030	1,100	1,062
Perusahaan Gas Negara Persero Tbk
5.125% due 05/16/2024	700	724

Total Indonesia (Cost $2,578)		2,600

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
IRELAND 2.1%

CORPORATE BONDS & NOTES 2.1%
ABH Financial Ltd. Via Alfa Holding Issuance PLC
2.626% due 04/28/2020	EUR	1,100	$1,365
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018		$200	204
Borets Finance DAC
7.625% due 09/26/2018		300	306
Mobile Telesystems OJSC via MTS International Funding Ltd.
5.000% due 05/30/2023		200	204
Novatek OAO via Novatek Finance DAC
4.422% due 12/13/2022		300	303
Rosneft Oil Co Via Rosneft International Finance DAC
4.199% due 03/06/2022		500	495

Total Ireland (Cost $2,757)			2,877

ISRAEL 0.9%

CORPORATE BONDS & NOTES 0.9%
Israel Electric Corp. Ltd.
5.625% due 06/21/2018		$1,200	1,206

Total Israel (Cost $1,208)			1,206

LUXEMBOURG 9.5%

CORPORATE BONDS & NOTES 9.5%
Adecoagro S.A.
6.000% due 09/21/2027		$2,300	2,167
Altice Financing S.A.
7.500% due 05/15/2026		400	393
Altice Finco S.A.
7.625% due 02/15/2025		1,700	1,683
Altice Luxembourg S.A.
7.625% due 02/15/2025 (k)		1,500	1,288
Evraz Group S.A.
8.250% due 01/28/2021		200	220
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		220	219
Gazprom OAO Via Gaz Capital S.A.
3.375% due 11/30/2018	CHF	1,200	1,283
6.510% due 03/07/2022		$300	323
8.146% due 04/11/2018		400	401
Kernel Holding S.A.
8.750% due 01/31/2022		500	540
MHP SE
7.750% due 05/10/2024		200	211
QGOG Constellation S.A. (9.000% Cash and 0.500% PIK)
9.500% due 11/09/2024 (b)		3,204	1,562
Sberbank of Russia Via SB Capital S.A.
4.150% due 03/06/2019 (i)		300	302
5.500% due 02/26/2024 •(h)		2,100	2,124
Topaz Marine S.A.
9.125% due 07/26/2022 (k)		600	628

Total Luxembourg (Cost $13,879)			13,344

MAURITIUS 2.0%

CORPORATE BONDS & NOTES 2.0%
Azure Power Energy Ltd.
5.500% due 11/03/2022		$400	392
Greenko Dutch BV
4.875% due 07/24/2022		200	193
HTA Group Ltd.
9.125% due 03/08/2022		400	425
MTN Mauritius Investment Ltd.
4.755% due 11/11/2024		500	481
6.500% due 10/13/2026		500	528

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Neerg Energy Ltd.
6.000% due 02/13/2022		$800	$793

Total Mauritius (Cost $2,786)			2,812

		SHARES
MEXICO 2.0%

COMMON STOCKS 0.0%
Hipotecaria Su Casita S.A. de C.V. «(d)		172,487	0

		PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 2.0%
Banco Mercantil del Norte S.A.
6.875% due 07/06/2022 •(g)(h)		$200	206
7.625% due 01/10/2028 •(g)(h)		300	321
BBVA Bancomer S.A.
6.500% due 03/10/2021		430	458
Hipotecaria Su Casita S.A. de C.V.
9.850% due 06/28/2018 ^«(c)	MXN	17,999	50
Mexichem S.A.B. de C.V.
5.500% due 01/15/2048		$300	280
Trust F
6.950% due 01/30/2044		700	733
Unifin Financiera S.A.B. de C.V. SOFOM ENR
7.000% due 01/15/2025		700	689

			2,737

Total Mexico (Cost $5,372)			2,737

MOROCCO 0.8%

CORPORATE BONDS & NOTES 0.8%
OCP S.A.
4.500% due 10/22/2025		$1,200	1,185

Total Morocco (Cost $1,182)			1,185

NETHERLANDS 7.1%

CORPORATE BONDS & NOTES 6.0%
IHS Netherlands Holdco BV
9.500% due 10/27/2021		$600	631
Indo Energy Finance BV
6.375% due 01/24/2023		1,050	1,049
Metinvest BV (9.373% Cash or 9.373% PIK)
9.373% due 12/31/2021 (b)		1,135	1,193
SABIC Capital BV
2.625% due 10/03/2018		400	400
Teva Pharmaceutical Finance Netherlands BV
1.250% due 03/31/2023	EUR	800	893
2.800% due 07/21/2023		$2,100	1,781
United Group BV
4.375% due 07/01/2022	EUR	400	502
VEON Holdings BV
4.950% due 06/16/2024		$1,300	1,283
VTR Finance BV
6.875% due 01/15/2024		700	731

			8,463

LOAN PARTICIPATIONS AND ASSIGNMENTS 1.1%
Metinvest BV
5.968% (LIBOR03M + 4.160%) due 06/30/2021 «~		579	506
Petrobras Netherlands BV
TBD% due 02/01/2025 «		1,000	995

			1,501

Total Netherlands (Cost $9,534)			9,964

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	49

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NIGERIA 1.2%

CORPORATE BONDS & NOTES 1.2%
SEPLAT Petroleum Development Co. PLC
9.250% due 04/01/2023	$700	$702
United Bank for Africa PLC
7.750% due 06/08/2022	700	725
Zenith Bank PLC
7.375% due 05/30/2022	200	207

Total Nigeria (Cost $1,620)		1,634

PANAMA 1.2%

CORPORATE BONDS & NOTES 1.2%
Banistmo S.A.
3.650% due 09/19/2022	$700	673
Global Bank Corp.
4.500% due 10/20/2021	300	303
Multibank, Inc.
4.375% due 11/09/2022	700	694

Total Panama (Cost $1,699)		1,670

PERU 2.1%

CORPORATE BONDS & NOTES 2.1%
Banco de Credito del Peru
4.250% due 04/01/2023	$750	766
Banco Internacional del Peru SAA Interbank
3.375% due 01/18/2023	270	262
Peru LNG SRL
5.375% due 03/22/2030 (k)	1,200	1,213
Union Andina de Cementos S.A.A.
5.875% due 10/30/2021	350	362
Volcan Cia Minera S.A.A.
5.375% due 02/02/2022	300	310

Total Peru (Cost $2,830)		2,913

QATAR 0.4%

CORPORATE BONDS & NOTES 0.4%
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020	$228	234
5.838% due 09/30/2027	350	383

Total Qatar (Cost $627)		617

SINGAPORE 2.0%

CORPORATE BONDS & NOTES 2.0%
BOC Aviation Ltd.
3.500% due 01/31/2023	$700	685
Marble Pte. Ltd.
5.300% due 06/20/2022	200	199
Oversea-Chinese Banking Corp. Ltd.
4.250% due 06/19/2024 (h)	1,071	1,086
United Overseas Bank Ltd.
3.750% due 09/19/2024 •(h)	800	806

Total Singapore (Cost $2,773)		2,776

SOUTH AFRICA 1.7%

CORPORATE BONDS & NOTES 1.7%
African Bank Ltd.
6.000% due 02/08/2020	$700	697
AngloGold Ashanti Holdings PLC
5.125% due 08/01/2022	100	103
FirstRand Bank Ltd.
4.250% due 04/30/2020	300	304
Myriad International Holdings BV
5.500% due 07/21/2025	1,200	1,276

Total South Africa (Cost $2,234)		2,380

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOUTH KOREA 0.7%

CORPORATE BONDS & NOTES 0.7%
Shinhan Bank Co. Ltd.
3.875% due 03/24/2026 (h)	$400	$388
Woori Bank
4.750% due 04/30/2024 (h)	600	614

Total South Korea (Cost $1,028)		1,002

SRI LANKA 0.3%

CORPORATE BONDS & NOTES 0.3%
National Savings Bank
8.875% due 09/18/2018	$400	407

Total Sri Lanka (Cost $409)		407

SUPRANATIONAL 0.4%

CORPORATE BONDS & NOTES 0.4%
African Export-Import Bank
4.750% due 07/29/2019	$500	506

Total Supranational (Cost $501)		506

THAILAND 2.3%

CORPORATE BONDS & NOTES 2.3%
PTT Global Chemical PCL
4.250% due 09/19/2022	$500	513
Siam Commercial Bank PCL
3.500% due 04/07/2019	2,200	2,210
Thai Oil PCL
3.625% due 01/23/2023	500	500

Total Thailand (Cost $3,233)		3,223

TURKEY 3.6%

CORPORATE BONDS & NOTES 3.6%
Akbank Turk A/S
5.125% due 03/31/2025	$500	477
KOC Holding A/S
5.250% due 03/15/2023	500	504
QNB Finansbank A/S
4.875% due 05/19/2022	700	676
Turkiye Garanti Bankasi A/S
4.750% due 10/17/2019	600	605
Turkiye Is Bankasi A/S
5.000% due 04/30/2020	700	700
6.125% due 04/25/2024	200	195
Turkiye Vakiflar Bankasi TAO
6.000% due 11/01/2022	400	390
Yapi ve Kredi Bankasi A/S
4.000% due 01/22/2020	700	689
5.750% due 02/24/2022	800	798

Total Turkey (Cost $5,076)		5,034

UKRAINIAN SSR 0.5%

SOVEREIGN ISSUES 0.5%
Ukraine Government International Bond
7.750% due 09/01/2021	$700	734

Total Ukrainian SSR (Cost $732)		734

UNITED ARAB EMIRATES 2.4%

CORPORATE BONDS & NOTES 2.4%
Abu Dhabi National Energy Co. PJSC
3.625% due 01/12/2023	$900	892
Burgan Tier 1 Financing Ltd.
7.250% due 09/30/2019 •(g)(h)	300	302

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
DP World Ltd.
6.850% due 07/02/2037	$250	$304
First Abu Dhabi Bank PJSC
3.000% due 03/30/2022	500	489
5.250% due 06/17/2020 •(g)(h)	650	656
First Gulf Bank PJSC
2.625% due 02/24/2020	750	742

Total United Arab Emirates (Cost $3,398)		3,385

UNITED KINGDOM 6.3%

CORPORATE BONDS & NOTES 6.3%
Afren PLC
6.625% due 12/09/2020 ^(c)	$682	2
Hikma Pharmaceuticals PLC
4.250% due 04/10/2020	1,200	1,202
Liquid Telecommunications Financing PLC
8.500% due 07/13/2022	1,000	1,053
Petra Diamonds U.S. Treasury PLC
7.250% due 05/01/2022	1,900	1,905
Polyus Finance PLC
4.700% due 01/29/2024	1,500	1,481
Tullow Oil PLC
6.250% due 04/15/2022	1,100	1,111
7.000% due 03/01/2025 (k)	800	801
Vedanta Resources PLC
6.375% due 07/30/2022	1,300	1,328

Total United Kingdom (Cost $9,076)		8,883

UNITED STATES 13.9%

ASSET-BACKED SECURITIES 0.9%
Citigroup Mortgage Loan Trust
6.750% due 05/25/2036	$373	290
Countrywide Asset-Backed Certificates
2.092% (US0001M + 0.220%) due 09/25/2037 ^~	60	50
JPMorgan Mortgage Acquisition Corp.
2.522% (US0001M + 0.650%) due 12/25/2035 ~	700	653
NovaStar Mortgage Funding Trust
2.072% (US0001M + 0.200%) due 09/25/2037 ~	256	250

		1,243

CORPORATE BONDS & NOTES 3.9%
Hyundai Capital America
3.000% due 03/18/2021	600	593
Rio Oil Finance Trust
9.250% due 07/06/2024	1,660	1,811
9.750% due 01/06/2027	616	673
Stillwater Mining Co.
6.125% due 06/27/2022	1,200	1,201
Vrio Finco 1 LLC
6.250% due 04/04/2023 (a)	1,200	1,218

		5,496

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.1%
Chevy Chase Funding LLC Mortgage-Backed Certificates
2.208% (LIBOR01M + 0.460%) due 10/25/2035 ~	901	877
Citigroup Mortgage Loan Trust
3.513% due 08/25/2036 ~	714	665

		1,542

U.S. TREASURY OBLIGATIONS 8.0%
U.S. Treasury Notes
1.875% due 01/31/2022 (k)	7,100	6,939
2.000% due 08/31/2021	1,300	1,280

50	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.000% due 12/31/2021	$1,500	$1,473
2.125% due 12/31/2022 (k)	1,600	1,569

		11,261

Total United States (Cost $19,641)		19,542

VIRGIN ISLANDS (BRITISH) 2.0%

CORPORATE BONDS & NOTES 2.0%
China Reinsurance Finance Corp. Ltd.
3.375% due 03/09/2022	$800	775
Hong Kong Electric Finance Ltd.
2.875% due 05/03/2026	250	234
NWD MTN Ltd.
4.375% due 11/30/2022	200	203
5.250% due 02/26/2021	200	208
Studio City Co. Ltd.
5.875% due 11/30/2019	800	817
Studio City Finance Ltd.
8.500% due 12/01/2020	500	511

Total Virgin Islands (British) (Cost $2,789)		2,748

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 1.7%

COMMERCIAL PAPER 0.2%
Afren PLC
1.172% due 04/25/2018 ^«(c)(i)		$1,927	$251

REPURCHASE AGREEMENTS (j) 1.0%
			1,346

SHORT-TERM NOTES 0.2%
Nigeria Open Market Operation Bills
19.005% due 08/09/2018	NGN	42,000	111
19.183% due 04/26/2018		69,000	190

			301

NIGERIA TREASURY BILLS 0.3%
19.174% due 04/05/2018 - 07/19/2018 (e)(f)		171,100	470

Total Short-Term Instruments (Cost $4,017)			2,368

Total Investments in Securities (Cost $154,731)			149,487

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 1.9%

SHORT-TERM INSTRUMENTS 1.9%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.9%
PIMCO Short-Term Floating NAV Portfolio III	272,475	$2,693

Total Short-Term Instruments (Cost $2,693)		2,693

Total Investments in Affiliates (Cost $2,693)		2,693

Total Investments 108.5% (Cost $157,424)		$152,180

Financial Derivative Instruments (l)(m) 0.0% (Cost or Premiums, net $(104))		50

Other Assets and Liabilities, net (8.5)%		(11,981)

Net Assets 100.0%		$140,249

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.

(i)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Afren PLC	1.172%	04/25/2018	04/30/2015	$ 1,905	$251	0.18%
Sberbank of Russia Via SB Capital S.A.	4.150	03/06/2019	01/16/2018	302	302	0.21

				$ 2,207	$553	0.39%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(j) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	03/29/2018	04/02/2018	$1,346	U.S. Treasury Notes 2.250% due 01/31/2024	$(1,374)	$1,346	$1,346

Total Repurchase Agreements						$(1,374)	$1,346	$1,346

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	51

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BCY	0.500%	03/23/2018	TBD	(3)	$(1,230)	$(1,230)
GRE	2.030	03/27/2018	04/10/2018		(1,662)	(1,662)
JML	1.000	03/27/2018	04/06/2018		(697)	(697)
	1.250	03/27/2018	TBD	(3)	(800)	(801)
SCX	(0.750)	11/29/2017	TBD	(3)	(421)	(420)

Total Reverse Repurchase Agreements						$(4,810)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions
BPG	2.150%	03/23/2018	04/03/2018	$(2,642)	$(2,642)
NOM	1.850	03/21/2018	04/04/2018	(1,569)	(1,569)

Total Sale-Buyback Transactions					$(4,211)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BCY	$0	$(1,230)	$0	$(1,230)	$1,288	$58
FICC	1,346	0	0	1,346	(1,374)	(28)
GRE	0	(1,662)	0	(1,662)	1,661	(1)
JML	0	(1,498)	0	(1,498)	1,509	11
SCX	0	(420)	0	(420)	419	(1)

Master Securities Forward Transaction Agreement
BPG	0	0	(2,642)	(2,642)	2,639	(3)
NOM	0	0	(1,569)	(1,569)	1,569	(0)

Total Borrowings and Other Financing Transactions	$1,346	$(4,810)	$(4,211)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(697)	$0	$(2,451)	$(3,148)
U.S. Treasury Obligations	0	(1,662)	0	0	(1,662)

Total	$0	$(2,359)	$0	$(2,451)	$(4,810)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(4,211)	0	0	(4,211)

Total	$0	$(4,211)	$0	$0	$(4,211)

Total Borrowings	$0	$(6,570)	$0	$(2,451)	$(9,021)

Payable for reverse repurchase agreements and sale-buyback financing transactions					$(9,021)

(k)	Securities with an aggregate market value of $9,085 have been pledged as collateral under the terms of the above master agreements as of March 31, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2018 was $(3,072) at a weighted average interest rate of 0.841%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Open maturity reverse repurchase agreement.

52	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2018

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(l) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury 10-Year Note June Futures	06/2018	61	$	7,390	$85	$14	$0

Total Futures Contracts					$85	$14	$0

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Year BRL-CDI	9.650%	Maturity	01/02/2025	BRL	6,800	$(35)	$77	$42	$3	$0
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2022	$	20,500	(847)	(288)	(1,135)	5	0
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2022		2,960	7	(51)	(44)	1	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	06/21/2047		3,700	780	65	845	0	(19)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		650	(3)	14	11	0	(4)

							$(98)	$(183)	$(281)	$9	$(23)

Total Swap Agreements							$(98)	$(183)	$(281)	$9	$(23)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$14	$9	$23	$0	$0	$(23)	$(23)

Cash of $432 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(m)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
CBK	04/2018	EUR	106		$131	$0	$0
	04/2018		$592	ARS	12,173	13	0
FBF	05/2018	CHF	1,240		$1,333	32	0
GLM	04/2018	EUR	3,443		4,249	18	(5)
	04/2018		$130	EUR	105	0	(1)
HUS	04/2018	NGN	56,386		$150	0	(6)
JPM	04/2018	ARS	12,173		601	0	(3)
	04/2018	JPY	22,100		207	0	0
	04/2018	NGN	118,169		314	0	(13)
	05/2018		$594	ARS	12,173	1	0
	08/2018	NGN	42,000		$108	0	(6)
	11/2018		$710	NGN	266,605	26	0
MSB	04/2018		681	EGP	12,634	34	0
	05/2018	ARS	5,989		$286	0	(4)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	53

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
SCX	06/2018	NGN	16,019		$42	$0	$(2)
	07/2018		34,924		91	0	(4)
UAG	04/2018		$4,396	EUR	3,549	0	(29)
	05/2018	EUR	3,549		$4,405	29	0

Total Forward Foreign Currency Contracts						$153	$(73)

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FBF	Put - OTC CDX.IG-29 5-Year Index	Sell	0.800%	05/16/2018	$900	$(1)	$(1)

Total Written Options						$(1)	$(1)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(1)

Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BRC	Russia Government International Bond	(1.000)%	Quarterly	06/20/2022	0.994%	$1,400	$31	$(32)	$0	$(1)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
CBK	Nigeria Government International Bond	1.000%	Quarterly	08/20/2018	1.731%	$350	$(4)	$3	$0	$(1)
JPM	JBS Investments GmbH	1.000	Quarterly	12/20/2018	4.591	1,100	(32)	5	0	(27)

							$(36)	$8	$0	$(28)

Total Swap Agreements							$(5)	$(24)	$0	$(29)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
BRC	$0	$0	$0	$0	$0	$0	$(1)	$(1)	$(1)	$0	$(1)
CBK	13	0	0	13	0	0	(1)	(1)	12	0	12
FBF	32	0	0	32	0	(1)	0	(1)	31	0	31
GLM	18	0	0	18	(6)	0	0	(6)	12	0	12
HUS	0	0	0	0	(6)	0	0	(6)	(6)	0	(6)
JPM	27	0	0	27	(22)	0	(27)	(49)	(22)	0	(22)
MSB	34	0	0	34	(4)	0	0	(4)	30	0	30
SCX	0	0	0	0	(6)	0	0	(6)	(6)	0	(6)
UAG	29	0	0	29	(29)	0	0	(29)	0	0	0

Total Over the Counter	$153	$0	$0	$153	$(73)	$(1)	$(29)	$(103)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

54	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2018

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$14	$14
Swap Agreements	0	0	0	0	9	9

	$0	$0	$0	$0	$23	$23

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$153	$0	$153

	$0	$0	$0	$153	$23	$176

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$23	$23

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$73	$0	$73
Written Options	0	1	0	0	0	1
Swap Agreements	0	29	0	0	0	29

	$0	$30	$0	$73	$0	$103

	$0	$30	$0	$73	$23	$126

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(182)	$(182)
Swap Agreements	0	50	0	0	(93)	(43)

	$0	$50	$0	$0	$(275)	$(225)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(434)	$0	$(434)
Swap Agreements	0	107	0	0	0	107

	$0	$107	$0	$(434)	$0	$(327)

	$0	$157	$0	$(434)	$(275)	$(552)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$95	$95
Swap Agreements	0	(5)	0	0	(185)	(190)

	$0	$(5)	$0	$0	$(90)	$(95)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$100	$0	$100
Written Options	0	1	0	0	0	1
Swap Agreements	0	(91)	0	0	0	(91)

	$0	$(90)	$0	$100	$0	$10

	$0	$(95)	$0	$100	$(90)	$(85)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	55

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Argentina
Corporate Bonds & Notes	$0	$2,717	$0	$2,717
Sovereign Issues	0	1,584	0	1,584
Australia
Corporate Bonds & Notes	0	394	0	394
Austria
Corporate Bonds & Notes	0	1,504	0	1,504
Bermuda
Corporate Bonds & Notes	0	4,132	0	4,132
Brazil
Corporate Bonds & Notes	0	10,472	0	10,472
Loan Participations and Assignments	0	0	1,502	1,502
Canada
Corporate Bonds & Notes	0	402	0	402
Cayman Islands
Corporate Bonds & Notes	0	12,483	0	12,483
Chile
Corporate Bonds & Notes	0	2,872	0	2,872
China
Corporate Bonds & Notes	0	2,274	0	2,274
Colombia
Common Stocks	0	226	0	226
Corporate Bonds & Notes	0	1,423	0	1,423
Curacao
Corporate Bonds & Notes	0	886	0	886
Germany
Corporate Bonds & Notes	0	1,016	0	1,016
Ghana
Sovereign Issues	0	876	0	876
Guatemala
Corporate Bonds & Notes	0	325	0	325
Hong Kong
Corporate Bonds & Notes	0	5,180	0	5,180
India
Corporate Bonds & Notes	0	2,672	0	2,672
Indonesia
Corporate Bonds & Notes	0	2,600	0	2,600
Ireland
Corporate Bonds & Notes	0	2,877	0	2,877
Israel
Corporate Bonds & Notes	0	1,206	0	1,206
Luxembourg
Corporate Bonds & Notes	0	13,344	0	13,344
Mauritius
Corporate Bonds & Notes	0	2,812	0	2,812
Mexico
Corporate Bonds & Notes	0	2,687	50	2,737
Morocco
Corporate Bonds & Notes	0	1,185	0	1,185
Netherlands
Corporate Bonds & Notes	0	8,463	0	8,463
Loan Participations and Assignments	0	0	1,501	1,501
Nigeria
Corporate Bonds & Notes	0	1,634	0	1,634
Panama
Corporate Bonds & Notes	0	1,670	0	1,670
Peru
Corporate Bonds & Notes	0	2,913	0	2,913
Qatar
Corporate Bonds & Notes	0	617	0	617

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Singapore
Corporate Bonds & Notes	$0	$2,776	$0	$2,776
South Africa
Corporate Bonds & Notes	0	2,380	0	2,380
South Korea
Corporate Bonds & Notes	0	1,002	0	1,002
Sri Lanka
Corporate Bonds & Notes	0	407	0	407
Supranational
Corporate Bonds & Notes	0	506	0	506
Thailand
Corporate Bonds & Notes	0	3,223	0	3,223
Turkey
Corporate Bonds & Notes	0	5,034	0	5,034
Ukrainian SSR
Sovereign Issues	0	734	0	734
United Arab Emirates
Corporate Bonds & Notes	0	3,385	0	3,385
United Kingdom
Corporate Bonds & Notes	0	8,883	0	8,883
United States
Asset-Backed Securities	0	1,243	0	1,243
Corporate Bonds & Notes	0	5,496	0	5,496
Non-Agency Mortgage-Backed Securities	0	1,542	0	1,542
U.S. Treasury Obligations	0	11,261	0	11,261
Virgin Islands (British)
Corporate Bonds & Notes	0	2,748	0	2,748
Short-Term Instruments
Commercial Paper	0	0	251	251
Repurchase Agreements	0	1,346	0	1,346
Short-Term Notes	0	301	0	301
Nigeria Treasury Bills	0	470	0	470

	$0	$146,183	$3,304	$149,487

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,693	$0	$0	$2,693

Total Investments	$2,693	$146,183	$3,304	$152,180

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	14	9	0	23
Over the counter	0	153	0	153

	$14	$162	$0	$176

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(23)	0	(23)
Over the counter	0	(103)	0	(103)

	$0	$(126)	$0	$(126)

Total Financial Derivative Instruments	$14	$36	$0	$50

Totals	$2,707	$146,219	$3,304	$152,230

There were no significant transfers among Levels 1 and 2 during the period ended March 31, 2018.

56	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2018

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2018:

Category and Subcategory	Beginning Balance at 03/31/2017	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2018	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2018(1)
Investments in Securities, at Value
Brazil
Loan Participations and Assignments	$0	$1,500	$0	$0	$0	$2	$0	$0	$1,502	$2
Mexico
Corporate Bonds & Notes	29	0	0	(55)	0	76	0	0	50	76
Netherlands
Loan Participations and Assignments	464	1,527	(474)	8	19	(43)	0	0	1,501	(27)
Short-Term Instruments
Commercial Paper	337	1,905	(1,905)	(20)	0	(66)	0	0	251	(87)

Totals	$830	$4,932	$(2,379)	$(67)	$19	$(31)	$0	$0	$3,304	$(36)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2018	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Brazil
Loan Participations and Assignments	$1,502	Proxy Pricing	Base Price	$100.000
Mexico
Corporate Bonds & Notes	50	Proxy Pricing	Base Price	5.000
Netherlands
Loan Participations and Assignments	995	Other Valuation Techniques(2)	—	—
	506	Third Party Vendor	Broker Quote	87.500
Short-Term Instruments
Commercial Paper	251	Other Valuation Techniques(2)	—	—

Total	$3,304

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2018 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	57

Schedule of Investments PIMCO Emerging Markets Currency Fund

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 72.0%

ARGENTINA 2.6%

SOVEREIGN ISSUES 2.6%
Argentina Government International Bond
6.250% due 04/22/2019		$16,730	$17,232
21.200% due 09/19/2018	ARS	24,950	1,227
22.844% (BADLARPP) due 10/04/2022 ~		19,245	1,587
24.949% (BADLARPP + 2.000%) due 04/03/2022 ~		766,941	39,141
25.420% (BADLARPP + 2.500%) due 03/11/2019 ~		11,030	559
26.164% (BADLARPP + 3.250%) due 03/01/2020 ~		1,900	99
27.250% due 06/21/2020 ~		843,940	44,627
Bonos de la Nacion Argentina con Ajuste por CER
4.000% due 03/06/2020		14,120	738
Provincia de Buenos Aires
26.742% (BADLARPP + 3.830%) due 05/31/2022 ~		37,586	1,908
26.917% (BADLARPP + 4.000%) due 12/06/2019 ~		19,840	1,000

Total Argentina (Cost $116,893)			108,118

AUSTRALIA 0.5%

CORPORATE BONDS & NOTES 0.5%
Commonwealth Bank of Australia
2.578% due 09/18/2020 ~		$19,700	19,715

Total Australia (Cost $19,700)			19,715

BRAZIL 7.2%

CORPORATE BONDS & NOTES 2.1%
Banco do Brasil S.A.
6.000% due 01/22/2020		$5,000	5,244
Brazil Minas SPE via State of Minas Gerais
5.333% due 02/15/2028		400	400
Caixa Economica Federal
4.250% due 05/13/2019		400	403
4.500% due 10/03/2018		16,450	16,593
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		8,475	8,788
Itau Unibanco Holding S.A.
2.850% due 05/26/2018		22,200	22,217
5.750% due 01/22/2021		500	521
Odebrecht Oil & Gas Finance Ltd.
0.000% due 04/30/2018 (d)(f)		878	24
Petrobras Global Finance BV
4.875% due 03/17/2020		3,000	3,067
5.750% due 01/20/2020		16,250	16,900
6.125% due 01/17/2022		6,600	7,069
8.375% due 05/23/2021		5,922	6,753

			87,979

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
State of Rio de Janeiro
6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~		22,700	22,729

SOVEREIGN ISSUES 4.6%
Banco Nacional de Desenvolvimento Economico e Social
6.369% due 06/16/2018		23,220	23,487
6.500% due 06/10/2019		1,200	1,246
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2018 (d)	BRL	553,300	165,074

			189,807

Total Brazil (Cost $306,053)			300,515

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CANADA 1.8%

CORPORATE BONDS & NOTES 1.8%
Enbridge, Inc.
2.108% due 01/10/2020 ~	$43,500	$43,421
2.825% (US0003M + 0.700%) due 06/15/2020 ~	29,600	29,723
Harvest Operations Corp.
2.125% due 05/14/2018	2,600	2,597

Total Canada (Cost $75,662)		75,741

CAYMAN ISLANDS 1.2%

CORPORATE BONDS & NOTES 1.2%
Baidu, Inc.
3.250% due 08/06/2018	$4,500	4,508
Interoceanica Finance Ltd.
0.000% due 11/30/2018 (d)	1,926	1,900
KSA Sukuk Ltd.
2.894% due 04/20/2022	10,000	9,742
Odebrecht Drilling Norbe Ltd.
6.350% due 12/01/2021	419	410
Odebrecht Drilling Norbe Ltd. (6.350% Cash or 7.350% PIK)
7.350% due 12/01/2026 (a)	670	343
Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022	1,070	1,035
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash or 7.720% PIK)
7.720% due 12/01/2026 (a)	509	152
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021	8,700	8,287
Pemex Finance Ltd.
9.150% due 11/15/2018	1,685	1,723
Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018 (d)	2,290	2,266
QNB Finance Ltd.
2.750% due 10/31/2018	6,100	6,100
3.285% (US0003M + 1.400%) due 05/20/2018 ~	9,200	9,235
Want Want China Finance Ltd.
1.875% due 05/14/2018	5,400	5,395

Total Cayman Islands (Cost $51,951)		51,096

CHILE 0.2%

CORPORATE BONDS & NOTES 0.2%
Itau CorpBanca
3.875% due 09/22/2019	$8,600	8,677

Total Chile (Cost $8,808)		8,677

CHINA 1.8%

CORPORATE BONDS & NOTES 1.8%
Agricultural Bank of China Ltd.
2.802% (US0003M + 0.910%) due 05/21/2018 ~	$25,700	25,708
CSCEC Finance Cayman Ltd.
2.250% due 06/14/2019	5,300	5,246
Industrial & Commercial Bank of China Ltd.
2.541% due 11/08/2020 ~	19,450	19,452
Minmetals Bounteous Finance BVI Ltd.
3.500% due 07/30/2020	1,200	1,199
Sinopec Capital Ltd.
1.875% due 04/24/2018	4,584	4,582
Sinopec Group Overseas Development Ltd.
1.750% due 09/29/2019	3,300	3,238
2.125% due 05/03/2019	11,150	11,047
2.250% due 09/13/2020	1,300	1,272
2.500% due 10/17/2018	1,400	1,398

		73,142

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 0.0%
China Government International Bond
2.480% due 12/01/2020	CNY	5,000	$764

Total China (Cost $74,137)			73,906

COLOMBIA 1.2%

CORPORATE BONDS & NOTES 1.2%
Ecopetrol S.A.
4.250% due 09/18/2018		$11,850	11,951
7.625% due 07/23/2019		5,135	5,438
Empresas Publicas de Medellin ESP
8.375% due 02/01/2021	COP	84,416,000	31,442

			48,831

SOVEREIGN ISSUES 0.0%
Bogota Distrio Capital
9.750% due 07/26/2028		60,000	23
Colombia Government International Bond
7.375% due 03/18/2019		$700	731

			754

Total Colombia (Cost $46,758)			49,585

CROATIA 0.6%

SOVEREIGN ISSUES 0.6%
Croatia Government International Bond
6.750% due 11/05/2019		$24,485	25,968

Total Croatia (Cost $25,762)			25,968

CZECH REPUBLIC 3.5%

SOVEREIGN ISSUES 3.5%
Czech Republic Government International Bond
0.530% (PRIB06M - 0.300%) due 12/09/2020 ~	CZK	2,500,000	122,281
4.600% due 08/18/2018		511,400	25,162

Total Czech Republic (Cost $124,736)			147,443

DOMINICAN REPUBLIC 0.3%

SOVEREIGN ISSUES 0.3%
Dominican Republic International Bond
8.900% due 02/15/2023	DOP	510,900	10,601

Total Dominican Republic (Cost $10,498)			10,601

FRANCE 0.0%

CORPORATE BONDS & NOTES 0.0%
mFinance France S.A.
2.000% due 11/26/2021	EUR	100	130

Total France (Cost $114)			130

GERMANY 0.7%

CORPORATE BONDS & NOTES 0.7%
Deutsche Bank AG
2.692% (US0003M + 0.970%) due 07/13/2020 ~		$9,300	9,327
3.184% (US0003M + 1.450%) due 01/18/2019 ~		400	403
4.250% due 10/14/2021		19,900	20,225

			29,955

SOVEREIGN ISSUES 0.0%
Republic of Germany
0.250% due 04/13/2018	EUR	1,200	1,477

Total Germany (Cost $31,128)			31,432

58	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2018

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GUATEMALA 0.1%

SOVEREIGN ISSUES 0.1%
Guatemala Government International Bond
5.750% due 06/06/2022		$5,000	$5,298

Total Guatemala (Cost $5,298)			5,298

HONG KONG 0.3%

CORPORATE BONDS & NOTES 0.3%
China Shenhua Overseas Capital Co. Ltd.
3.125% due 01/20/2020		$1,400	1,393
CNOOC Finance Australia Pty. Ltd.
2.625% due 05/05/2020		1,900	1,880
CNOOC Finance Ltd.
1.750% due 05/09/2018		950	949
CNPC General Capital Ltd.
1.950% due 04/16/2018		850	850
2.750% due 05/14/2019		5,600	5,588
Eastern Creation Investment Holdings Ltd.
2.750% due 09/26/2020		1,000	985

Total Hong Kong (Cost $11,704)			11,645

INDIA 0.9%

CORPORATE BONDS & NOTES 0.8%
ICICI Bank Ltd.
4.800% due 05/22/2019		$3,200	3,259
Oil India Ltd.
3.875% due 04/17/2019		300	302
State Bank of India
2.654% (US0003M + 0.950%) due 04/06/2020 ~		26,830	26,868
3.250% due 04/18/2018		2,000	2,000

			32,429

SOVEREIGN ISSUES 0.1%
Export-Import Bank of India
2.750% due 04/01/2020		700	692
3.875% due 10/02/2019		1,200	1,214

			1,906

Total India (Cost $34,358)			34,335

INDONESIA 1.0%

CORPORATE BONDS & NOTES 0.6%
Majapahit Holding BV
7.750% due 01/20/2020		$1,250	1,344
8.000% due 08/07/2019		21,570	22,933

			24,277

SOVEREIGN ISSUES 0.4%
Indonesia Government International Bond
11.625% due 03/04/2019		13,600	14,725

Total Indonesia (Cost $39,113)			39,002

IRELAND 0.5%

CORPORATE BONDS & NOTES 0.5%
ABH Financial Ltd. Via Alfa Holding Issuance PLC
2.626% due 04/28/2020	EUR	7,600	9,433
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018		$7,800	7,950
Russian Railways via RZD Capital PLC
3.450% due 10/06/2020		2,200	2,186

Total Ireland (Cost $19,579)			19,569

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ISRAEL 0.3%

CORPORATE BONDS & NOTES 0.3%
Delek & Avner Tamar Bond Ltd.
5.082% due 12/30/2023		$10,480	$10,647

Total Israel (Cost $10,828)			10,647

ITALY 0.0%

SOVEREIGN ISSUES 0.0%
Italy Buoni Poliennali Del Tesoro
0.250% due 05/15/2018	EUR	300	369

Total Italy (Cost $371)			369

JAPAN 1.0%

CORPORATE BONDS & NOTES 1.0%
Central Nippon Expressway Co. Ltd.
2.327% (US0003M + 0.540%) due 08/04/2020 ~		$12,800	12,832
Sumitomo Mitsui Banking Corp.
2.081% due 01/17/2020 ~		14,500	14,494
2.409% (US0003M + 0.670%) due 10/19/2018 ~		13,450	13,486

Total Japan (Cost $40,783)			40,812

KAZAKHSTAN 1.0%

CORPORATE BONDS & NOTES 1.0%
KazMunayGas National Co. JSC
7.000% due 05/05/2020		$1,000	1,075
9.125% due 07/02/2018		37,800	38,377

Total Kazakhstan (Cost $39,402)			39,452

LUXEMBOURG 3.6%

CORPORATE BONDS & NOTES 3.6%
Gazprom Neft OAO Via GPN Capital S.A.
2.933% due 04/26/2018	EUR	2,300	2,835
Gazprom OAO Via Gaz Capital S.A.
3.375% due 11/30/2018	CHF	3,600	3,848
3.850% due 02/06/2020		$700	703
5.338% due 09/25/2020	GBP	11,600	17,423
5.999% due 01/23/2021		$2,280	2,398
8.146% due 04/11/2018		48,020	48,113
9.250% due 04/23/2019		22,725	24,099
QGOG Constellation S.A. (9.000% Cash and 0.500% PIK)
9.500% due 11/09/2024 (a)		600	293
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
7.750% due 05/29/2018		9,700	9,789
Sberbank of Russia Via SB Capital S.A.
4.150% due 03/06/2019 (g)		19,500	19,629
5.180% due 06/28/2019		16,900	17,280
5.717% due 06/16/2021		5,000	5,262
Telecom Italia Capital S.A.
6.999% due 06/04/2018		100	101

Total Luxembourg (Cost $150,480)			151,773

MALAYSIA 0.8%

CORPORATE BONDS & NOTES 0.3%
Petronas Capital Ltd.
5.250% due 08/12/2019		$13,900	14,341

SOVEREIGN ISSUES 0.5%
Malaysia Government International Bond
3.508% due 05/15/2018	MYR	32,500	8,405
3.580% due 09/28/2018		11,600	3,005
3.872% due 08/30/2018		10,300	2,670
3.872% due 08/30/2018 «		25,100	6,509

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.734% due 07/30/2019		$2,200	$587

			21,176

Total Malaysia (Cost $35,398)			35,517

MEXICO 1.0%

CORPORATE BONDS & NOTES 1.0%
America Movil S.A.B. de C.V.
6.000% due 06/09/2019	MXN	232,400	12,451
6.450% due 12/05/2022		140,400	7,211
Corp. GEO S.A.B. de C.V.
9.250% due 06/30/2020 ^(b)		$630	0
Petroleos Mexicanos
3.500% due 07/18/2018		7,400	7,429
3.754% (US0003M + 2.020%) due 07/18/2018 ~		14,200	14,297

Total Mexico (Cost $50,515)			41,388

MONGOLIA 0.1%

SOVEREIGN ISSUES 0.1%
Mongolia Government International Bond
5.625% due 05/01/2023		$2,300	2,275

Total Mongolia (Cost $2,300)			2,275

NETHERLANDS 1.5%

ASSET-BACKED SECURITIES 0.0%
Penta CLO BV
0.790% (EUR003M + 0.790%) due 08/04/2028 ~	EUR	350	431

CORPORATE BONDS & NOTES 1.3%
ABN AMRO Bank NV
2.374% (US0003M + 0.640%) due 01/18/2019 ~		$19,600	19,670
ING Bank NV
3.378% (US0003M + 1.130%) due 03/22/2019 ~		24,500	24,699
Petrobras Global Finance BV
8.375% due 12/10/2018		9,600	9,951
Waha Aerospace BV
3.925% due 07/28/2020		130	131

			54,451

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Petrobras Netherlands BV
TBD% due 02/01/2025 «		10,000	9,947

Total Netherlands (Cost $64,488)			64,829

NIGERIA 0.2%

SOVEREIGN ISSUES 0.2%
Nigeria Government International Bond
5.125% due 07/12/2018		$8,900	8,934

Total Nigeria (Cost $8,937)			8,934

PERU 0.8%

CORPORATE BONDS & NOTES 0.7%
Banco de Credito del Peru
4.850% due 10/30/2020	PEN	66,900	20,810
BBVA Banco Continental S.A.
3.250% due 04/08/2018		$6,700	6,698

			27,508

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	59

Schedule of Investments PIMCO Emerging Markets Currency Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 0.1%
Fondo MIVIVIENDA S.A.
7.000% due 02/14/2024	PEN	9,600	$3,285

Total Peru (Cost $30,304)			30,793

QATAR 0.2%

CORPORATE BONDS & NOTES 0.2%
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020		$9,302	9,558

SOVEREIGN ISSUES 0.0%
Qatar Government International Bond
5.250% due 01/20/2020		1,200	1,245

Total Qatar (Cost $10,834)			10,803

RUSSIA 0.8%

SOVEREIGN ISSUES 0.8%
Russia Government International Bond
7.600% due 04/14/2021	RUB	3,500	63
11.000% due 07/24/2018		$34,000	34,856

Total Russia (Cost $34,994)			34,919

SERBIA 0.1%

SOVEREIGN ISSUES 0.1%
Serbia Government International Bond
4.875% due 02/25/2020		$5,000	5,126

Total Serbia (Cost $5,105)			5,126

SINGAPORE 0.6%

CORPORATE BONDS & NOTES 0.6%
BOC Aviation Ltd.
3.875% due 05/09/2019		$1,400	1,411
DBS Group Holdings Ltd.
2.537% (US0003M + 0.490%) due 06/08/2020 ~		24,750	24,779

Total Singapore (Cost $26,172)			26,190

SOUTH AFRICA 0.2%

CORPORATE BONDS & NOTES 0.2%
AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020		$7,560	7,801

Total South Africa (Cost $7,792)			7,801

SOUTH KOREA 0.1%

CORPORATE BONDS & NOTES 0.0%
KEB Hana Bank
2.000% due 04/02/2018		$698	698
SK Broadband Co. Ltd.
2.875% due 10/29/2018		950	950

			1,648

SOVEREIGN ISSUES 0.1%
Export-Import Bank of Korea
4.250% due 05/21/2020	AUD	600	472
Korea Hydro & Nuclear Power Co. Ltd.
2.875% due 10/02/2018		$700	699
Korea Resources Corp.
2.125% due 05/02/2018		2,330	2,328
Korea Water Resources Corp.
2.000% due 04/16/2018		600	600

			4,099

Total South Korea (Cost $5,779)			5,747

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SRI LANKA 1.2%

CORPORATE BONDS & NOTES 0.1%
National Savings Bank
5.150% due 09/10/2019		$3,600	$3,606

SOVEREIGN ISSUES 1.1%
Sri Lanka Government International Bond
5.125% due 04/11/2019		18,275	18,507
5.125% due 04/11/2019 (i)		9,912	10,038
6.000% due 01/14/2019		14,760	15,046

			43,591

Total Sri Lanka (Cost $47,265)			47,197

TANZANIA 0.2%

SOVEREIGN ISSUES 0.2%
Tanzania Government International Bond
8.241% (US0006M + 6.000%) due 03/09/2020 ~		$6,356	6,631

Total Tanzania (Cost $6,482)			6,631

TUNISIA 0.0%

SOVEREIGN ISSUES 0.0%
Banque Centrale de Tunisie International Bond
4.500% due 06/22/2020	EUR	100	129

Total Tunisia (Cost $113)			129

TURKEY 2.0%

CORPORATE BONDS & NOTES 0.0%
Hazine Mustesarligi Varlik Kiralama A/S
4.557% due 10/10/2018		$200	201

SOVEREIGN ISSUES 2.0%
Export Credit Bank of Turkey
5.875% due 04/24/2019		68,000	69,226
Turkey Government International Bond
6.750% due 04/03/2018		800	800
7.000% due 03/11/2019		2,000	2,068
7.500% due 11/07/2019		11,110	11,763

			83,857

Total Turkey (Cost $84,133)			84,058

UKRAINE 0.4%

SOVEREIGN ISSUES 0.4%
Ukraine Government International Bond
7.750% due 09/01/2019		$7,850	8,164
7.750% due 09/01/2022		6,500	6,806

Total Ukraine (Cost $14,863)			14,970

UNITED ARAB EMIRATES 0.3%

CORPORATE BONDS & NOTES 0.1%
Dolphin Energy Ltd.
5.888% due 06/15/2019		$4,619	4,722

SOVEREIGN ISSUES 0.2%
Emirate of Abu Dhabi Government International Bond
2.500% due 10/11/2022		9,100	8,779

Total United Arab Emirates (Cost $13,822)			13,501

UNITED KINGDOM 0.8%

CORPORATE BONDS & NOTES 0.0%
British Telecommunications PLC
2.350% due 02/14/2019		$200	199

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.8%
Warwick Finance Residential Mortgages Number Three PLC
0.000% due 12/21/2049 (d)	GBP	0	$1,662
1.436% due 12/21/2049 ~		18,597	26,166
2.136% due 12/21/2049 ~		1,701	2,418
2.636% due 12/21/2049 ~		850	1,210
3.136% due 12/21/2049 ~		486	693
3.636% due 12/21/2049 ~		486	687

			32,836

Total United Kingdom (Cost $31,177)			33,035

UNITED STATES 9.3%

ASSET-BACKED SECURITIES 1.2%
Accredited Mortgage Loan Trust
2.907% (US0001M + 1.035%) due 04/25/2035 ~		$525	533
ACE Securities Corp. Home Equity Loan Trust
2.022% (US0001M + 0.150%) due 07/25/2036 ~		2,331	1,189
AFC Home Equity Loan Trust
2.652% (LIBOR01M + 0.780%) due 02/25/2029 ~		142	135
Argent Mortgage Loan Trust
2.112% (LIBOR01M + 0.240%) due 05/25/2035 ~		512	488
Bear Stearns Asset-Backed Securities Trust
2.922% (US0001M + 1.050%) due 08/25/2037 ~		1,748	1,613
3.558% due 07/25/2036 ~		106	107
Citigroup Mortgage Loan Trust
1.932% (US0001M + 0.060%) due 07/25/2045 ~		124	99
Countrywide Asset-Backed Certificates Trust
2.022% (US0001M + 0.150%) due 03/25/2047 ~		423	409
2.622% (US0001M + 0.750%) due 11/25/2035 ~		4,490	4,548
Credit-Based Asset Servicing and Securitization LLC
1.992% (LIBOR01M + 0.120%) due 07/25/2037 ~		41	28
Educational Funding Co. LLC
1.995% (US0003M + 0.250%) due 10/25/2029 ~		1,081	1,066
GE-WMC Mortgage Securities Trust
1.912% (US0001M + 0.040%) due 08/25/2036 ~		32	20
GSAA Trust
2.172% (US0001M + 0.300%) due 05/25/2047 ~		284	240
GSAMP Trust
1.942% (US0001M + 0.070%) due 12/25/2036 ~		113	60
HSI Asset Loan Obligation Trust
1.932% (US0001M + 0.060%) due 12/25/2036 ~		44	20
HSI Asset Securitization Corp. Trust
2.012% (US0001M + 0.140%) due 01/25/2037 ~		1,602	1,334
JPMorgan Mortgage Acquisition Corp.
2.212% (US0001M + 0.340%) due 02/25/2036 ~		800	776
2.522% (US0001M + 0.650%) due 12/25/2035 ~		8,091	7,555
JPMorgan Mortgage Acquisition Trust
1.982% (US0001M + 0.110%) due 08/25/2036 ~		2,930	2,328
Lehman XS Trust
5.327% due 01/25/2036		3,286	2,876
Mastr Asset Backed Securities Trust
1.922% (US0001M + 0.050%) due 01/25/2037 ~		206	86
2.092% (US0001M + 0.220%) due 11/25/2036 ~		1,578	1,149

60	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2018

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Morgan Stanley ABS Capital, Inc. Trust
2.637% (US0001M + 0.765%) due 01/25/2035 ~		$185	$178
Morgan Stanley Mortgage Loan Trust
2.102% (US0001M + 0.230%) due 02/25/2037 ~		282	150
5.988% due 11/25/2036		1,354	682
New Century Home Equity Loan Trust
2.052% (US0001M + 0.180%) due 05/25/2036 ~		372	349
Option One Mortgage Loan Trust
2.092% (US0001M + 0.220%) due 04/25/2037 ~		406	324
2.092% (US0001M + 0.220%) due 05/25/2037 ~		707	515
RAAC Trust
1.971% (US0001M + 0.350%) due 02/25/2046 ~		11,707	11,357
Residential Asset Securities Corp. Trust
2.512% (US0001M + 0.640%) due 08/25/2035 ~		318	312
Securitized Asset-Backed Receivables LLC Trust
1.932% (US0001M + 0.060%) due 12/25/2036 ^~		293	109
1.952% (US0001M + 0.080%) due 11/25/2036 ^~		176	76
2.162% (US0001M + 0.290%) due 12/25/2035 ~		1,296	1,274
Soundview Home Loan Trust
2.022% (US0001M + 0.150%) due 03/25/2037 ~		1,121	1,089
2.052% (US0001M + 0.180%) due 02/25/2037 ~		1,725	741
2.222% (US0001M + 0.350%) due 03/25/2036 ~		1,800	1,733
2.772% (US0001M + 0.900%) due 10/25/2037 ~		679	583
VOLT LLC
3.125% due 09/25/2047		886	883
Wells Fargo Home Equity Asset-Backed Securities Trust
2.192% (US0001M + 0.320%) due 03/25/2037 ~		1,500	1,203

			48,217

CORPORATE BONDS & NOTES 7.1%
AbbVie, Inc.
1.800% due 05/14/2018		14,300	14,290
Ally Financial, Inc.
3.250% due 11/05/2018		1,300	1,303
3.600% due 05/21/2018		4,000	4,005
4.125% due 03/30/2020		100	101
4.750% due 09/10/2018		1,100	1,111
8.000% due 12/31/2018		100	103
8.000% due 03/15/2020		100	108
American Honda Finance Corp.
1.895% (US0003M + 0.150%) due 01/22/2019 ~		23,450	23,464
Anheuser-Busch InBev Finance, Inc.
2.150% due 02/01/2019		900	900
AT&T, Inc.
2.372% (US0003M + 0.650%) due 01/15/2020 ~		10,100	10,140
5.800% due 02/15/2019		9,800	10,050
Bank of America Corp.
0.000% due 10/21/2025 ~	MXN	35,000	2,387
6.875% due 04/25/2018		$9,900	9,926
Bank of America N.A.
1.750% due 06/05/2018		10,000	9,987
BAT Capital Corp.
2.423% due 08/14/2020 ~		4,200	4,215
Caterpillar Financial Services Corp.
2.315% due 09/04/2020 ~		24,700	24,758
CVS Health Corp.
2.687% due 03/09/2020 ~		12,100	12,149

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
D.R. Horton, Inc.
4.375% due 09/15/2022	$300	$311
Dell International LLC
3.480% due 06/01/2019	400	402
DISH DBS Corp.
4.250% due 04/01/2018	3,300	3,300
7.875% due 09/01/2019	100	105
Dominion Energy, Inc.
2.556% (US0003M + 0.550%) due 06/01/2019 ~	5,000	5,017
Duke Energy Progress LLC
2.227% due 09/08/2020 ~	16,600	16,629
DXC Technology Co.
2.956% due 03/01/2021 ~	9,200	9,211
EMC Corp.
1.875% due 06/01/2018	300	299
International Lease Finance Corp.
6.250% due 05/15/2019	1,300	1,345
8.250% due 12/15/2020	600	670
Jersey Central Power & Light Co.
4.800% due 06/15/2018	5,300	5,319
Morgan Stanley
2.633% (US0003M + 0.800%) due 02/14/2020 ~	14,850	14,897
Nasdaq, Inc.
2.638% due 03/22/2019 ~	11,050	11,065
Navient Corp.
5.000% due 10/26/2020	100	101
5.875% due 03/25/2021	200	205
8.000% due 03/25/2020	100	106
8.450% due 06/15/2018	1,700	1,719
NextEra Energy Capital Holdings, Inc.
2.372% due 09/03/2019 ~	44,600	44,600
QVC, Inc.
3.125% due 04/01/2019	800	800
Rio Oil Finance Trust
9.250% due 07/06/2024	1,324	1,444
9.750% due 01/06/2027	1,310	1,432
Sempra Energy
2.575% due 03/15/2021 ~	27,900	27,991
Southern Co.
3.008% (US0003M + 0.700%) due 09/30/2020 ~	900	905
Spectra Energy Partners LP
2.725% (US0003M + 0.700%) due 06/05/2020 ~	13,850	13,947
Sprint Capital Corp.
6.900% due 05/01/2019	100	103
Sprint Communications, Inc.
7.000% due 08/15/2020	100	104
9.000% due 11/15/2018	611	631
Time Warner Cable LLC
8.750% due 02/14/2019	2,400	2,514
Tyson Foods, Inc.
2.434% (US0003M + 0.450%) due 05/30/2019 ~	1,700	1,703
Volkswagen Group of America Finance LLC
1.650% due 05/22/2018	400	399

		296,271

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.0%
American Home Mortgage Investment Trust
2.272% (US0001M + 0.400%) due 03/25/2046 ~	3,124	3,039
Banc of America Mortgage Trust
3.772% due 07/25/2034 ~	108	111
BCAP LLC Trust
3.008% due 05/26/2037 ~	6,111	5,239
Chase Mortgage Finance Trust
5.500% due 11/25/2035	559	548
CitiMortgage Alternative Loan Trust
2.522% (US0001M + 0.650%) due 10/25/2036 ~	2,026	1,684

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Countrywide Alternative Loan Trust
2.032% (US0001M + 0.160%) due 09/25/2047 ~	$1,491	$1,450
2.152% (US0001M + 0.280%) due 12/25/2035 ~	59	57
2.222% (US0001M + 0.350%) due 05/25/2036 ^~	2,050	1,201
3.364% due 10/25/2035 ^~	44	38
6.000% due 07/25/2037	1,351	1,035
Countrywide Home Loan Mortgage Pass-Through Trust
2.142% (US0001M + 0.270%) due 04/25/2046 ~	483	227
3.351% due 02/20/2036 ^~	104	91
3.493% due 04/20/2035 ~	427	425
6.000% due 07/25/2036	1,400	1,231
Credit Suisse First Boston Mortgage Securities Corp.
3.345% due 06/25/2033 ~	475	477
Downey Savings & Loan Association Mortgage Loan Trust
1.998% (US0001M + 0.190%) due 10/19/2036 ~	915	771
GSMPS Mortgage Loan Trust
2.222% (US0001M + 0.350%) due 01/25/2036 ~	285	248
HarborView Mortgage Loan Trust
3.283% (12MTA + 2.000%) due 10/19/2035 ~	493	405
IndyMac Mortgage Loan Trust
2.052% (US0001M + 0.180%) due 02/25/2037 ~	801	740
2.512% (US0001M + 0.640%) due 07/25/2045 ~	390	378
JPMorgan Resecuritization Trust
2.500% due 03/25/2056	824	765
Merrill Lynch Mortgage Investors Trust
3.667% due 11/25/2035 ~	1,895	1,919
Mortgage Equity Conversion Asset Trust
2.550% (T1Y + 0.500%) due 05/25/2042 «~	1,642	1,486
New York Mortgage Trust
2.412% (LIBOR01M + 0.540%) due 04/25/2035 ~	5,417	5,251
Structured Adjustable Rate Mortgage Loan Trust
3.563% due 07/25/2034 ~	1,057	1,058
Structured Asset Mortgage Investments Trust
2.172% (US0001M + 0.300%) due 02/25/2037 ~	2,476	2,325
2.208% (US0001M + 0.400%) due 04/19/2035 ~	1,140	1,112
Structured Asset Securities Corp. Mortgage Loan Trust
6.000% due 10/25/2036	455	455
Suntrust Adjustable Rate Mortgage Loan Trust
3.637% due 10/25/2037 ~	2,800	2,650
Thornburg Mortgage Securities Trust
3.927% (LIBOR01M + 1.250%) due 06/25/2047 ^~	943	856
WaMu Mortgage Pass-Through Certificates Trust
2.242% (US0001M + 0.370%) due 05/25/2034 ~	331	304
3.357% due 02/25/2037 ^~	938	922
3.464% due 03/25/2037 ~	191	190
Wells Fargo Mortgage-Backed Securities Trust
3.603% due 10/25/2036 ~	1,924	1,892

		40,580

U.S. GOVERNMENT AGENCIES 0.0%
Fannie Mae
2.401% (12MTA + 1.200%) due 06/01/2043 - 07/01/2044 ~	209	212
3.058% (US0012M + 1.308%) due 11/01/2035 ~	18	19
3.413% (US0006M + 1.538%) due 09/01/2035 ~	55	59
3.519% (US0012M + 1.769%) due 08/01/2035 ~	17	18

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	61

Schedule of Investments PIMCO Emerging Markets Currency Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.528% (US0012M + 1.778%) due 10/01/2035 ~		$13	$13
3.641% (US0012M + 1.830%) due 09/01/2035 ~		24	25
3.662% (US0012M + 1.912%) due 11/01/2035 ~		80	84
Freddie Mac
2.152% (LIBOR01M + 0.280%) due 09/25/2031 ~		113	112
3.481% (US0012M + 1.731%) due 08/01/2035 ~		8	8
5.000% due 10/01/2033 - 12/01/2041		817	878

			1,428

Total United States (Cost $384,333)			386,496

VIRGIN ISLANDS (BRITISH) 0.1%

CORPORATE BONDS & NOTES 0.1%
Gold Fields Orogen Holdings BVI Ltd.
4.875% due 10/07/2020		$2,525	2,549

Total Virgin Islands (British) (Cost $2,591)			2,549

SHORT-TERM INSTRUMENTS 21.0%

CERTIFICATES OF DEPOSIT 0.0%
Afren PLC
15.000% due 04/25/2018 ^«(g)		$13,145	1,709

REPURCHASE AGREEMENTS (h) 0.7%
			31,061

SHORT-TERM NOTES 3.9%
Bonos de la Nacion Argentina con Ajuste por CER
3.750% due 02/08/2019	ARS	186,800	9,785
Lennar Corp.
8.375% due 05/15/2018		$200	202
Letras del Banco Central de Argentina
27.133% due 04/18/2018	ARS	126,260	6,212
Letras del Banco Central de la Republica Argentina
25.900% due 06/21/2018		56,300	2,656
25.950% due 06/21/2018		34,600	1,632
26.000% due 06/21/2018		69,200	3,264
26.050% due 06/21/2018		111,500	5,259
26.100% due 05/16/2018		73,100	3,532
26.150% due 05/16/2018		41,400	2,000
26.250% due 05/16/2018		291,920	14,104
26.400% due 04/18/2018		479,190	23,578
26.450% due 04/18/2018 - 05/16/2018		318,280	15,610

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
26.500% due 04/18/2018		$14,800	$728
27.250% due 07/18/2018		75,726	3,508
27.700% due 05/16/2018		76,715	3,706
27.850% due 07/18/2018		41,481	1,922
28.200% due 06/21/2018		80,246	3,785
28.250% due 07/18/2018		41,326	1,914
28.500% due 05/16/2018		38,975	1,883
28.650% due 04/18/2018		122,100	6,008
Nigeria Open Market Operation Bills
15.432% due 10/25/2018	NGN	550,000	1,407
15.696% due 11/08/2018		100,000	254
15.703% due 10/25/2018		325,000	831
15.716% due 11/08/2018		450,000	1,145
15.737% due 11/08/2018		850,000	2,162
15.798% due 11/08/2018		325,000	827
15.805% due 10/25/2018		750,000	1,918
18.691% due 04/26/2018		4,000,000	11,037
19.101% due 04/26/2018		4,500,000	12,416
Shanghai Pudong Development Bank Co., Ltd.
0.277% due 04/30/2028 «	CNH	120,000	18,654

			161,939

ARGENTINA TREASURY BILLS 1.6%
24.914% due 04/13/2018 - 09/19/2018 (c)(d)	ARS	943,756	67,714

CZECH REPUBLIC TREASURY BILLS 0.3%
(0.811)% due 04/20/2018 (d)(e)	CZK	294,000	14,247

EGYPT TREASURY BILLS 1.8%
18.247% due 04/10/2018 - 09/25/2018 (c)(d)	EGP	1,346,575	74,240

FRANCE TREASURY BILLS 0.0%
(0.781)% due 04/18/2018 (d)(e)	EUR	100	123

GERMANY TREASURY BILLS 0.0%
(0.963)% due 04/11/2018 (d)(e)		800	985

GREECE TREASURY BILLS 0.3%
1.190% due 06/08/2018 - 07/06/2018 (c)(d)		10,300	12,643

ITALY TREASURY BILLS 0.1%
(0.726)% due 04/13/2018 - 04/30/2018 (c)(d)		1,800	2,215

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JAPAN TREASURY BILLS 5.6%
(0.177)% due 04/05/2018 - 06/04/2018 (c)(d)	JPY	25,000,600	$234,988

MALAYSIA TREASURY BILLS 4.9%
3.120% due 05/11/2018 - 01/18/2019 (c)(d)	MYR	793,799	201,999

NIGERIA TREASURY BILLS 0.9%
17.125% due 05/03/2018 - 11/29/2018 (c)(d)	NGN	14,407,700	38,200

U.S. TREASURY BILLS 0.9%
1.625% due 04/19/2018 - 04/26/2018 (c)(d)(k)(m)		$37,177	37,146

Total Short-Term Instruments (Cost $888,299)			879,209

Total Investments in Securities (Cost $2,999,812)			2,997,926

		SHARES
INVESTMENTS IN AFFILIATES 28.2%

SHORT-TERM INSTRUMENTS 28.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 28.2%
PIMCO Short Asset Portfolio		20,145,003	201,490
PIMCO Short-Term Floating NAV Portfolio III		98,656,437	975,022

Total Short-Term Instruments (Cost $1,176,864)			1,176,512

Total Investments in Affiliates (Cost $1,176,864)			1,176,512

Total Investments 100.2% (Cost $4,176,676)			$4,174,438

Financial Derivative Instruments (j)(l) (0.1%) (Cost or Premiums, net $409)			(5,302)

Other Assets and Liabilities, net (0.1)%			(1,789)

Net Assets 100.0%			$4,167,347

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
(a)	Payment in-kind security.
(b)	Security is not accruing income as of the date of this report.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

62	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2018

(g)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Afren PLC	15.000%	04/25/2018	04/30/2015	$ 12,993	$1,709	0.04%
Sberbank of Russia Via SB Capital S.A.	4.150	03/06/2019	01/16/2018	19,620	19,629	0.47

				$ 32,613	$21,338	0.51%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	03/29/2018	04/02/2018	$31,061	U.S. Treasury Notes 2.375% due 08/15/2024	$(31,684)	$31,061	$31,064

Total Repurchase Agreements						$(31,684)	$31,061	$31,064

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
JML	1.250%	03/08/2018	TBD	(3)	$(4,721)	$(4,724)

Total Reverse Repurchase Agreements						$(4,724)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
United States (0.4)%
U.S. Government Agencies (0.4)%
Freddie Mac, TBA	5.000%	04/01/2048	$13,000	$(13,891)	$(13,877)
Freddie Mac, TBA	6.000	04/01/2048	2,000	(2,219)	(2,221)

Total Short Sales (0.4)%				$(16,110)	$(16,098)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
FICC	$31,064	$0	$0	$31,064	$(31,684)	$(620)
JML	0	(4,724)	0	(4,724)	4,658	(66)

Total Borrowings and Other Financing Transactions	$31,064	$(4,724)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Sovereign Issues	$0	$0	$0	$(4,724)	$(4,724)

Total Borrowings	$0	$0	$0	$(4,724)	$(4,724)

Payable for reverse repurchase agreements					$(4,724)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	63

Schedule of Investments PIMCO Emerging Markets Currency Fund (Cont.)

(i)	Securities with an aggregate market value of $4,658 have been pledged as collateral under the terms of the above master agreements as of March 31, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended 03/31/2018 was $(3,522) at a weighted average interest rate of 0.074%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 10-Year Note June Futures	06/2018	161	$(19,504)	$(156)	$0	$(38)

Total Futures Contracts				$(156)	$0	$(38)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Year BRL-CDI	7.130%	Maturity	01/02/2020	BRL	79,900	$0	$48	$48	$22	$0
Pay	1-Year BRL-CDI	9.390	Maturity	01/02/2025		32,400	13	35	48	13	0
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2022	$	177,870	(2,936)	273	(2,663)	86	0
Receive(1)	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		11,800	665	(104)	561	0	(25)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/15/2046		1,200	103	(20)	83	0	(7)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/21/2046		2,100	290	(34)	256	0	(12)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		37,910	1,366	(687)	679	0	(225)
Pay(1)	3-Month ZAR-JIBAR	7.750	Quarterly	09/19/2028	ZAR	22,100	0	5	5	0	(13)
Receive	28-Day MXN-TIIE	6.240	Lunar	02/01/2021	MXN	484,200	1,039	(177)	862	0	(33)

Total Swap Agreements							$540	$(661)	$(121)	$121	$(315)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$ 0	$ 0	$ 121	$ 121	$ 0	$ (38)	$ (315)	$ (353)

(k)	Securities with an aggregate market value of $2,797 and cash of $2,443 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

64	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2018

(l)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	04/2018	ARS	12,450		$603	$0	$(11)
	04/2018	BRL	233,700		70,311	0	(476)
	04/2018	JPY	340,000		3,209	13	0
	04/2018		$46	ARS	922	0	0
	04/2018		70,728	BRL	233,700	59	0
	04/2018		104,579	PLN	351,133	0	(2,003)
	04/2018		22,425	TRY	87,238	0	(433)
	05/2018	ARS	264,922		$12,699	3	(177)
	05/2018		$10,115	ARS	213,526	260	0
	05/2018		15,609	ILS	52,931	0	(486)
	05/2018		4,230	MXN	79,108	97	0
	05/2018		109,755	RUB	6,301,409	0	(476)
	05/2018		62,989	ZAR	761,390	1,017	0
	06/2018		104,394	RUB	5,977,212	0	(887)
	07/2018	BRL	215,300		$65,061	364	0
BPS	04/2018	ARS	224,100		11,108	187	(129)
	04/2018		$62,391	CLP	37,490,424	0	(307)
	04/2018		21,022	PHP	1,099,454	0	(5)
	04/2018		22,068	TRY	86,812	0	(183)
	05/2018	ARS	843,259		$41,646	923	(304)
	05/2018	BRL	4,578		1,372	0	(12)
	05/2018		$2,048	ARS	41,726	0	(21)
	05/2018		64,808	CZK	1,332,340	0	(163)
	05/2018		603	PEN	1,973	7	0
	05/2018		15,623	TRY	61,124	0	(355)
	06/2018	ARS	215,300		$10,493	245	0
	06/2018		$183,042	TWD	5,290,451	155	0
BRC	04/2018	EUR	1,000		$1,241	10	0
	05/2018	ARS	49,820		2,379	0	(42)
	05/2018		$104,748	MXN	1,961,254	2,519	0
	06/2018		73,412	RUB	4,188,399	0	(881)
CBK	04/2018	ARS	153,422		$7,587	24	(1)
	04/2018	CHF	4,194		4,464	77	0
	04/2018	EUR	10,314		12,696	13	(9)
	04/2018	GBP	37,173		52,280	127	0
	04/2018	JPY	64,100		605	3	0
	04/2018		$39,658	PLN	132,103	0	(1,067)
	05/2018	ARS	51,200		$2,496	9	0
	05/2018	TRY	7,831		2,032	76	0
	05/2018		$9,577	HUF	2,454,548	112	0
	05/2018		275,691	MXN	5,181,119	7,680	0
	05/2018		604	PEN	1,973	7	0
	07/2018		7,469	COP	21,518,189	201	0
	07/2018		31,072	PLN	106,000	0	(48)
	09/2018	ARS	108,841		$5,213	260	0
	11/2018	NGN	94,750		250	0	(3)
	03/2019		$9,379	RUB	549,140	0	(85)
DUB	04/2018	BRL	167,299		$50,752	87	(10)
	04/2018		$50,334	BRL	167,299	341	0
	04/2018		95,147	TRY	372,973	0	(1,120)
	05/2018	BRL	4,600		$1,377	0	(13)
	05/2018		$51,977	BRL	171,877	25	(66)
	05/2018		15,464	CZK	318,615	0	(5)
	05/2018		1,322	EGP	24,787	68	0
	09/2018	ARS	57,700		$2,757	130	0
FBF	04/2018		114,300		5,588	0	(48)
	04/2018	BRL	518,507		156,357	81	(779)
	04/2018		$158,395	BRL	518,507	0	(1,341)
	05/2018		41,245		136,299	0	(60)
	05/2018		8,117	RUB	459,773	0	(144)
	07/2018		10,255	COP	29,518,729	266	0
	03/2019	RUB	549,140		$9,379	85	0
GLM	04/2018	BRL	37,369		11,243	0	(76)
	04/2018	EUR	20,187		24,951	112	0
	04/2018		$11,328	BRL	37,369	11	(20)
	04/2018		2,752	EUR	2,221	0	(19)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	65

Schedule of Investments PIMCO Emerging Markets Currency Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2018		$1,392	GBP	984	$0	$(12)
	04/2018		11,471	TRY	44,858	0	(162)
	05/2018	JPY	438,000		$4,125	0	(3)
	05/2018		$688	ARS	14,200	2	0
	05/2018		28,268	MXN	531,898	823	0
	05/2018		21,859	ZAR	256,755	0	(275)
	06/2018	ARS	15,500		$765	26	0
	06/2018		$1,235	CNH	7,844	12	0
	08/2018		4,510	EGP	82,931	42	0
HUS	04/2018	ARS	207,230		$10,141	0	(76)
	04/2018	BRL	96,287		28,969	0	(196)
	04/2018	NGN	8,500,000		22,635	0	(868)
	04/2018		$466	ARS	9,000	0	(23)
	04/2018		29,478	BRL	96,287	0	(313)
	04/2018		51,457	GBP	36,189	0	(683)
	05/2018	ARS	98,600		$4,815	65	(41)
	05/2018	AUD	622		489	11	0
	05/2018	GBP	36,189		51,519	683	0
	05/2018	NGN	2,841,895		7,543	0	(305)
	05/2018		$1,382	BRL	4,600	8	0
	05/2018		4,970	EGP	91,271	150	0
	06/2018		90,455	CNY	574,839	750	0
	06/2018		176,426	IDR	2,437,593,123	108	0
	06/2018		146,077	THB	4,599,966	1,413	0
	07/2018		10,769	COP	31,014,720	286	0
	07/2018		14,055	PLN	47,754	0	(78)
	08/2018	CZK	119,700		$4,933	0	(908)
	08/2018		$2,747	EGP	50,600	30	0
	09/2018		17,859		326,812	22	0
	10/2018	NGN	1,080,425		$2,875	0	(26)
IND	04/2018	CZK	143,000		6,662	0	(270)
JPM	04/2018	BRL	258,200		81,381	3,172	0
	04/2018	CAD	637		496	2	0
	04/2018	EUR	900		1,112	5	0
	04/2018	JPY	1,118,600		10,588	71	0
	04/2018		$77,682	BRL	258,200	526	0
	04/2018		2,579	EGP	47,298	92	0
	05/2018		663	ARS	13,454	0	(9)
	07/2018	BRL	295,000		$85,248	0	(3,399)
	08/2018	CZK	391,700		16,569	0	(2,544)
	08/2018		$4,612	EGP	84,722	38	0
	10/2018	NGN	4,764,297		$12,654	0	(130)
	11/2018		1,371,893		3,638	0	(21)
	11/2018		$17,912	NGN	6,725,956	0	(38)
MSB	04/2018	ARS	107,090		$5,185	0	(95)
	04/2018	BRL	6,500		2,050	81	0
	04/2018	EUR	200		246	0	0
	04/2018	JPY	505,800		4,756	0	(3)
	04/2018		$1,956	BRL	6,500	13	0
	04/2018		41,998	JPY	4,470,300	16	0
	04/2018		22,559	TRY	88,624	0	(217)
	05/2018		$10,923	RON	41,332	0	(4)
	06/2018	ARS	40,800		$2,006	61	0
	06/2018	JPY	14,100		133	0	0
	06/2018		$10,496	PEN	34,391	140	0
	07/2018		112,463	PLN	382,185	0	(606)
	08/2018		6,790	EGP	124,665	64	0
	09/2018	ARS	89,000		$4,244	195	0
	09/2018		$2,809	EGP	51,376	2	0
	10/2018	NGN	422,156		$1,125	0	(9)
RYL	04/2018	ARS	85,000		4,200	9	0
	06/2018		$8,865	SGD	11,593	0	(8)
SCX	04/2018		22,830	TRY	89,735	0	(208)
	05/2018	NGN	2,858,638		$7,588	0	(307)
	06/2018	HKD	14,220		1,823	7	0
	06/2018	IDR	260,219,579		18,767	0	(79)
	06/2018		$310,115	SGD	407,524	1,258	0
	06/2018		60,990	THB	1,933,877	1,016	0

66	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2018

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	07/2018	EUR	100		$122	$0	$(2)
	08/2018		$1,643	EGP	30,445	31	0
	09/2018		1,183		21,656	0	(1)
	10/2018	NGN	1,699,897		$4,518	0	(37)
	11/2018		707,119		1,875	0	(9)
SOG	04/2018	ARS	93,900		4,665	36	0
	04/2018		$129,284	PLN	433,205	0	(2,732)
	05/2018	CLP	437,893		$722	0	(3)
	05/2018	CZK	5,376		261	1	0
	05/2018		$46,878	ILS	158,613	0	(1,562)
SSB	05/2018	CLP	2,947,951		$4,863	0	(19)
	05/2018	HUF	4,752,830		18,927	167	0
TOR	04/2018	CZK	151,000		7,031	0	(289)
UAG	04/2018	BRL	317,565		96,436	247	0
	04/2018	JPY	4,470,300		42,564	549	0
	04/2018	PHP	1,099,454		20,974	0	(43)
	04/2018		$95,543	BRL	317,565	647	0
	04/2018		35,548	EUR	28,701	0	(233)
	05/2018	EUR	29,001		$35,992	234	0
	05/2018	JPY	22,520,000		208,275	0	(3,769)
	05/2018		$96,156	BRL	317,565	0	(199)
	05/2018		42,642	JPY	4,470,300	0	(562)
	06/2018	EUR	1,900		$2,263	0	(86)
	06/2018	INR	635,620		9,728	44	0
	06/2018		$307,708	CNY	1,954,467	2,390	0
	06/2018		326,792	INR	21,296,204	0	(2,345)
	06/2018		401,324	KRW	424,801,835	0	(632)
	06/2018		19,471	RUB	1,118,314	0	(105)
	07/2018	EUR	8,300		$10,399	115	0
	09/2018		$20,701	PHP	1,099,454	53	0

Total Forward Foreign Currency Contracts						$31,367	$(36,809)

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC USD versus RUB	RUB	54.700	03/06/2019	$33,900	$(475)	$(376)
HUS	Put - OTC USD versus RUB		54.700	03/06/2019	100	(1)	(1)

Total Written Options						$(476)	$(377)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Colombia Government International Bond	1.000%	Quarterly	06/20/2019	0.298%	$1,300	$(3)	$15	$12	$0
BPS	Mexico Government International Bond	1.000	Quarterly	06/20/2018	0.273	2,800	21	(15)	6	0
BRC	Colombia Government International Bond	1.000	Quarterly	06/20/2019	0.298	4,400	19	20	39	0
	Egypt Government International Bond	1.000	Quarterly	06/20/2018	0.899	10,400	(49)	55	6	0
	Qatar Government International Bond	1.000	Quarterly	12/20/2018	0.220	23,700	150	(7)	143	0
DUB	Colombia Government International Bond	1.000	Quarterly	06/20/2019	0.298	11,100	(28)	127	99	0
FBF	Panama Government International Bond	1.000	Quarterly	06/20/2022	0.513	600	(3)	15	12	0
GST	Chile Government International Bond	1.000	Quarterly	09/20/2020	0.229	7,000	19	114	133	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2019	0.298	4,100	20	16	36	0
HUS	Mexico Government International Bond	1.000	Quarterly	06/20/2018	0.273	25,000	208	(157)	51	0
	Turkey Government International Bond	1.000	Quarterly	04/20/2018	0.615	23,700	26	26	52	0
NGF	Letras del Banco Central de la Republica Argentina	1.000	Quarterly	06/20/2018	0.899	4,700	(1)	4	3	0
UAG	Panama Government International Bond	1.000	Quarterly	06/20/2022	0.513	7,900	(34)	191	157	0

							$345	$404	$749	$0

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	67

Schedule of Investments PIMCO Emerging Markets Currency Fund (Cont.)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
GLM	Pay	3-Month COP-IBR Compounded-OIS	5.170%	Quarterly	01/25/2023	COP	1,597,400	$0	$0	$0	$0

Total Swap Agreements								$345	$404	$749	$0

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2018:

	Financial Derivative Assets					Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(4)
BOA	$1,813	$0	$12	$1,825	$(4,949)	$0	$0	$(4,949)	$(3,124)	$4,317	$1,193
BPS	1,517	0	6	1,523	(1,479)	0	0	(1,479)	44	745	789
BRC	2,529	0	188	2,717	(923)	0	0	(923)	1,794	(579)	1,215
CBK	8,589	0	0	8,589	(1,213)	(376)	0	(1,589)	7,000	(4,993)	2,007
DUB	651	0	99	750	(1,214)	0	0	(1,214)	(464)	2,218	1,754
FBF	432	0	12	444	(2,372)	0	0	(2,372)	(1,928)	2,636	708
GLM	1,028	0	0	1,028	(567)	0	0	(567)	461	(280)	181
GST	0	0	169	169	0	0	0	0	169	(270)	(101)
HUS	3,526	0	103	3,629	(3,517)	(1)	0	(3,518)	111	(260)	(149)
IND	0	0	0	0	(270)	0	0	(270)	(270)	286	16
JPM	3,906	0	0	3,906	(6,141)	0	0	(6,141)	(2,235)	1,213	(1,022)
MSB	572	0	0	572	(934)	0	0	(934)	(362)	(50)	(412)
NGF	0	0	3	3	0	0	0	0	3	(10)	(7)
RYL	9	0	0	9	(8)	0	0	(8)	1	(90)	(89)
SCX	2,312	0	0	2,312	(643)	0	0	(643)	1,669	(1,830)	(161)
SOG	37	0	0	37	(4,297)	0	0	(4,297)	(4,260)	3,943	(317)
SSB	167	0	0	167	(19)	0	0	(19)	148	0	148
TOR	0	0	0	0	(289)	0	0	(289)	(289)	307	18
UAG	4,279	0	157	4,436	(7,974)	0	0	(7,974)	(3,538)	5,460	1,922

Total Over the Counter	$31,367	$0	$749	$32,116	$(36,809)	$(377)	$0	$(37,186)

(m)	Securities with an aggregate market value of $21,125 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

68	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2018

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2018:

		Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$121	$121

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$31,367	$0	$31,367
Swap Agreements	0	749	0	0	0	749

	$0	$749	$0	$31,367	$0	$32,116

	$0	$749	$0	$31,367	$121	$32,237

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$38	$38
Swap Agreements	0	0	0	0	315	315

	$0	$0	$0	$0	$353	$353

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$36,809	$0	$36,809
Written Options	0	0	0	377	0	377

	$0	$0	$0	$37,186	$0	$37,186

	$0	$0	$0	$37,186	$353	$37,539

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended March 31, 2018:

		Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$568	$568
Written Options	0	0	0	0	325	325
Futures	0	0	0	0	(399)	(399)
Swap Agreements	0	6	0	0	7,595	7,601

	$0	$6	$0	$0	$8,089	$8,095

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$256,058	$0	$256,058
Purchased Options	0	0	0	35	0	35
Written Options	0	0	0	9,356	0	9,356
Swap Agreements	0	1,844	0	0	(803)	1,041

	$0	$1,844	$0	$265,449	$(803)	$266,490

	$0	$1,850	$0	$265,449	$7,286	$274,585

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(292)	$(292)
Swap Agreements	0	0	0	0	(6,279)	(6,279)

	$0	$0	$0	$0	$(6,571)	$(6,571)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(73,386)	$0	$(73,386)
Purchased Options	0	0	0	0	(5)	(5)
Written Options	0	0	0	(5,628)	0	(5,628)
Swap Agreements	0	(557)	0	0	0	(557)

	$0	$(557)	$0	$(79,014)	$(5)	$(79,576)

	$0	$(557)	$0	$(79,014)	$(6,576)	$(86,147)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	69

Schedule of Investments PIMCO Emerging Markets Currency Fund (Cont.)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$108,118	$0	$108,118
Australia
Corporate Bonds & Notes	0	19,715	0	19,715
Brazil
Corporate Bonds & Notes	0	87,979	0	87,979
Loan Participations and Assignments	0	0	22,729	22,729
Sovereign Issues	0	189,807	0	189,807
Canada
Corporate Bonds & Notes	0	75,741	0	75,741
Cayman Islands
Corporate Bonds & Notes	0	51,096	0	51,096
Chile
Corporate Bonds & Notes	0	8,677	0	8,677
China
Corporate Bonds & Notes	0	73,142	0	73,142
Sovereign Issues	0	764	0	764
Colombia
Corporate Bonds & Notes	0	48,831	0	48,831
Sovereign Issues	0	754	0	754
Croatia
Sovereign Issues	0	25,968	0	25,968
Czech Republic
Sovereign Issues	0	147,443	0	147,443
Dominican Republic
Sovereign Issues	0	10,601	0	10,601
France
Corporate Bonds & Notes	0	130	0	130
Germany
Corporate Bonds & Notes	0	29,955	0	29,955
Sovereign Issues	0	1,477	0	1,477
Guatemala
Sovereign Issues	0	5,298	0	5,298
Hong Kong
Corporate Bonds & Notes	0	11,645	0	11,645
India
Corporate Bonds & Notes	0	32,429	0	32,429
Sovereign Issues	0	1,906	0	1,906
Indonesia
Corporate Bonds & Notes	0	24,277	0	24,277
Sovereign Issues	0	14,725	0	14,725
Ireland
Corporate Bonds & Notes	0	19,569	0	19,569
Israel
Corporate Bonds & Notes	0	10,647	0	10,647
Italy
Sovereign Issues	0	369	0	369
Japan
Corporate Bonds & Notes	0	40,812	0	40,812
Kazakhstan
Corporate Bonds & Notes	0	39,452	0	39,452
Luxembourg
Corporate Bonds & Notes	0	151,773	0	151,773
Malaysia
Corporate Bonds & Notes	0	14,341	0	14,341
Sovereign Issues	0	14,667	6,509	21,176
Mexico
Corporate Bonds & Notes	0	41,388	0	41,388
Mongolia
Sovereign Issues	0	2,275	0	2,275
Netherlands
Asset-Backed Securities	0	431	0	431
Corporate Bonds & Notes	0	54,451	0	54,451
Loan Participations and Assignments	0	0	9,947	9,947
Nigeria
Sovereign Issues	0	8,934	0	8,934

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Peru
Corporate Bonds & Notes	$0	$27,508	$0	$27,508
Sovereign Issues	0	3,285	0	3,285
Qatar
Corporate Bonds & Notes	0	9,558	0	9,558
Sovereign Issues	0	1,245	0	1,245
Russia
Sovereign Issues	0	34,919	0	34,919
Serbia
Sovereign Issues	0	5,126	0	5,126
Singapore
Corporate Bonds & Notes	0	26,190	0	26,190
South Africa
Corporate Bonds & Notes	0	7,801	0	7,801
South Korea
Corporate Bonds & Notes	0	1,648	0	1,648
Sovereign Issues	0	4,099	0	4,099
Sri Lanka
Corporate Bonds & Notes	0	3,606	0	3,606
Sovereign Issues	0	43,591	0	43,591
Tanzania
Sovereign Issues	0	6,631	0	6,631
Tunisia
Sovereign Issues	0	129	0	129
Turkey
Corporate Bonds & Notes	0	201	0	201
Sovereign Issues	0	83,857	0	83,857
Ukraine
Sovereign Issues	0	14,970	0	14,970
United Arab Emirates
Corporate Bonds & Notes	0	4,722	0	4,722
Sovereign Issues	0	8,779	0	8,779
United Kingdom
Corporate Bonds & Notes	0	199	0	199
Non-Agency Mortgage-Backed Securities	0	32,836	0	32,836
United States
Asset-Backed Securities	0	48,217	0	48,217
Corporate Bonds & Notes	0	296,271	0	296,271
Non-Agency Mortgage-Backed Securities	0	39,094	1,486	40,580
U.S. Government Agencies	0	1,428	0	1,428
Virgin Islands (British)
Corporate Bonds & Notes	0	2,549	0	2,549
Short-Term Instruments
Certificates of Deposit	0	0	1,709	1,709
Repurchase Agreements	0	31,061	0	31,061
Short-Term Notes	0	143,285	18,654	161,939
Argentina Treasury Bills	0	67,714	0	67,714
Czech Republic Treasury Bills	0	14,247	0	14,247
Egypt Treasury Bills	0	74,240	0	74,240
France Treasury Bills	0	123	0	123
Germany Treasury Bills	0	985	0	985
Greece Treasury Bills	0	12,643	0	12,643
Italy Treasury Bills	0	2,215	0	2,215
Japan Treasury Bills	0	234,988	0	234,988
Malaysia Treasury Bills	0	201,999	0	201,999
Nigeria Treasury Bills	0	38,200	0	38,200
U.S. Treasury Bills	0	37,146	0	37,146

	$0	$2,936,892	$61,034	$2,997,926

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,176,512	$0	$0	$1,176,512

Total Investments	$1,176,512	$2,936,892	$61,034	$4,174,438

70	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2018

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(16,098)	$0	$(16,098)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	121	0	121
Over the counter	0	32,116	0	32,116

	$0	$32,237	$0	$32,237

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(38)	$(315)	$0	$(353)
Over the counter	0	(37,186)	0	(37,186)

	$(38)	$(37,501)	$0	$(37,539)

Total Financial Derivative Instruments	$(38)	$(5,264)	$0	$(5,302)

Totals	$1,176,474	$2,915,530	$61,034	$4,153,038

There were no significant transfers among Levels 1 and 2 during the period ended March 31, 2018.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2018:

Category and Subcategory	Beginning Balance at 03/31/2017	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2018	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2018 (1)
Investments in Securities, at Value
Brazil
Loan Participations and Assignments	$0	$22,700	$0	$0	$0	$29	$0	$0	$22,729	$29
Cayman Islands
Corporate Bonds & Notes	3,775	0	(1,926)	44	40	(33)	0	(1,900)	0	0
Malaysia
Sovereign Issues	0	6,438	0	(2)	0	73	0	0	6,509	73
Netherlands
Loan Participations and Assignments	8,259	11,642	(10,229)	123	367	(215)	0	0	9,947	72
United States
Non-Agency Mortgage-Backed Securities	0	1,547	(68)	0	7	0	0	0	1,486	0
Short-Term Instruments
Certificates of Deposit	2,300	12,993	(12,993)	(138)	0	(453)	0	0	1,709	(592)
Short-Term Notes	0	18,492	0	5	0	157	0	0	18,654	157

Totals	$14,334	$73,812	$(25,216)	$32	$414	$(442)	$0	$(1,900)	$61,034	$(261)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2018	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Brazil
Loan Participations and Assignments	$22,729	Proxy Pricing	Base Price	100.000
Malaysia
Sovereign Issues	6,509	Proxy Pricing	Base Price	100.340
Netherlands
Loan Participations and Assignments	9,947	Other Valuation Techniques(2)	—	—
United States
Non-Agency Mortgage-Backed Securities	1,486	Third Party Vendor	Broker Quote	90.500
Short-Term Instruments
Certificates of Deposit	1,709	Other Valuation Techniques(2)	—	—
Short-Term Notes	18,654	Proxy Pricing	Base Price	97.673

Total	$61,034

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2018 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	71

Schedule of Investments PIMCO Emerging Markets Full Spectrum Bond Fund

March 31, 2018

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 0.1%

SHORT-TERM INSTRUMENTS 0.1%

REPURCHASE AGREEMENTS (b) 0.1%
$546

Total Short-Term Instruments (Cost $546)	546

Total Investments in Securities (Cost $546)	546

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 100.1%

UNITED STATES 99.2%

MUTUAL FUNDS (a) 99.2%
PIMCO Emerging Local Bond Fund	29,730,137	$232,787
PIMCO Emerging Markets Bond Fund	9,923,690	103,107
PIMCO Emerging Markets Corporate Bond Fund	8,010,442	84,510

Total United States (Cost $407,866)		420,404

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.9%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.9%
PIMCO Short-Term Floating NAV Portfolio III	353,803	$3,497

Total Short-Term Instruments (Cost $3,496)		3,497

Total Investments in Affiliates (Cost $411,362)		423,901

Total Investments 100.2% (Cost $411,908)		$424,447

Other Assets and Liabilities, net (0.2)%		(758)

Net Assets 100.0%		$423,689

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	03/29/2018	04/02/2018	$546	U.S. Treasury Notes 2.250% due 01/31/2024	$(559)	$546	$546

Total Repurchase Agreements						$(559)	$546	$546

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$546	$0	$0	$546	$(559)	$(13)

Total Borrowings and Other Financing Transactions	$546	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$546	$0	$546

	$0	$546	$0	$546

Investments in Affiliates, at Value
United States
Mutual Funds	420,404	0	0	420,404

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$3,497	$0	$0	$3,497

	$423,901	$0	$0	$423,901

Total Investments	$423,901	$546	$0	$424,447

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

72	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Foreign Bond Fund (Unhedged)

March 31, 2018

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 113.3%

ARGENTINA 0.3%

SOVEREIGN ISSUES 0.3%
Argentina Government International Bond
3.375% due 01/15/2023	EUR	1,400	$1,709
24.949% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	19,700	1,005
27.250% due 06/21/2020 ~		22,020	1,164

Total Argentina (Cost $4,063)			3,878

AUSTRALIA 0.2%

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Puma SE
2.670% (BBSW1M + 0.900%) due 05/13/2045 ~	AUD	2,069	1,591
TORRENS Trust
3.135% (BBSW1M + 1.350%) due 05/16/2042 ~		791	610

Total Australia (Cost $2,583)			2,201

BRAZIL 0.7%

CORPORATE BONDS & NOTES 0.6%
Petrobras Global Finance BV
4.375% due 05/20/2023		$1,700	1,672
5.999% due 01/27/2028		5,020	4,976
7.250% due 03/17/2044		1,000	1,023
7.375% due 01/17/2027		800	868

			8,539

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
State of Rio de Janeiro
6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~		1,000	1,001

Total Brazil (Cost $9,140)			9,540

CANADA 4.9%

CORPORATE BONDS & NOTES 0.2%
Enbridge, Inc.
2.825% (US0003M + 0.700%) due 06/15/2020 ~		900	904
2.900% due 07/15/2022		1,400	1,359
Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	600	733

			2,996

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%
Canadian Mortgage Pools
1.680% due 06/01/2020	CAD	1,281	997
1.880% due 07/01/2020		3,275	2,556
1.880% due 08/01/2020		1,152	899

			4,452

SOVEREIGN ISSUES 4.4%
Canada Housing Trust
2.900% due 06/15/2024		1,700	1,360
3.150% due 09/15/2023		2,700	2,184
Canadian Government Real Return Bond
1.500% due 12/01/2044 (g)		1,253	1,207
Province of Alberta
1.250% due 06/01/2020		6,300	4,810
2.350% due 06/01/2025		6,500	4,941
Province of British Columbia
2.300% due 06/18/2026		7,700	5,837
Province of Ontario
2.500% due 04/27/2026		$4,200	4,008
2.600% due 06/02/2025	CAD	16,700	12,932

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.150% due 06/02/2022	CAD	25,100	$20,106
Province of Quebec
2.500% due 09/01/2026		200	154
5.000% due 12/01/2038		3,200	3,260

			60,799

Total Canada (Cost $74,281)			68,247

CAYMAN ISLANDS 3.9%

ASSET-BACKED SECURITIES 3.8%
Blue Hill CLO Ltd.
2.902% (US0003M + 1.180%) due 01/15/2026 ~		$2,158	2,160
Bowman Park CLO Ltd.
3.100% (US0003M + 1.180%) due 11/23/2025 ~		2,800	2,801
Dryden Senior Loan Fund
2.620% due 10/15/2027 ~		3,200	3,205
Jamestown CLO Ltd.
2.412% due 07/15/2026 ~		3,100	3,092
2.951% (US0003M + 1.220%) due 01/17/2027 ~		4,000	4,004
JMP Credit Advisors CLO Ltd.
2.567% due 01/17/2028 ~		3,400	3,400
Mountain View CLO Ltd.
2.587% due 10/13/2027 ~		3,300	3,302
MP CLO Ltd.
2.922% (US0003M + 1.200%) due 01/15/2027 ~		5,600	5,603
Nelder Grove CLO Ltd.
3.284% (US0003M + 1.300%) due 08/28/2026 ~		2,800	2,805
Oak Hill Credit Partners Ltd.
2.875% (US0003M + 1.130%) due 07/20/2026 ~		5,500	5,507
Octagon Investment Partners Ltd.
2.822% (US0003M + 1.100%) due 04/15/2026 ~		2,800	2,800
Staniford Street CLO Ltd.
3.305% (US0003M + 1.180%) due 06/15/2025 ~		3,100	3,104
Sudbury Mill CLO Ltd.
2.881% (US0003M + 1.150%) due 01/17/2026 ~		5,700	5,706
Symphony CLO LP
2.804% (US0003M + 1.100%) due 01/09/2023 ~		722	722
THL Credit Wind River CLO Ltd.
2.914% (US0003M + 1.180%) due 04/18/2026 ~		4,300	4,306

			52,517

CORPORATE BONDS & NOTES 0.1%
Ambac LSNI LLC
6.811% due 02/12/2023 ~		1	1
KSA Sukuk Ltd.
2.894% due 04/20/2022		1,200	1,169
Tencent Holdings Ltd.
3.595% due 01/19/2028		300	287

			1,457

Total Cayman Islands (Cost $53,981)			53,974

CURACAO 0.0%

CORPORATE BONDS & NOTES 0.0%
Teva Pharmaceutical Finance BV
1.500% due 10/25/2018	CHF	600	632

Total Curacao (Cost $644)			632

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
DENMARK 3.9%

CORPORATE BONDS & NOTES 3.3%
AP Moller - Maersk A/S
2.550% due 09/22/2019		$600	$597
BRFkredit A/S
2.000% due 10/01/2047	DKK	9,321	1,550
Nordea Kredit Realkreditaktieselskab
2.000% due 10/01/2047		35,974	5,981
2.000% due 10/01/2050		18,962	3,111
2.500% due 10/01/2037		1,548	272
2.500% due 10/01/2047		91	16
2.500% due 10/01/2050		4,000	679
Nykredit Realkredit A/S
2.000% due 10/01/2047		39,818	6,621
2.500% due 10/01/2037		28,262	4,964
2.500% due 10/01/2047		131	22
2.500% due 10/01/2050		10,156	1,723
Realkredit Danmark A/S
2.000% due 10/01/2047		115,786	19,239
2.500% due 10/01/2037		2,478	435
2.500% due 07/01/2047		93	16

			45,226

SOVEREIGN ISSUES 0.6%
Denmark Government International Bond
3.000% due 11/15/2021		44,100	8,158

Total Denmark (Cost $48,688)			53,384

FRANCE 4.1%

CORPORATE BONDS & NOTES 1.9%
Altice France S.A.
7.375% due 05/01/2026		$2,200	2,104
Credit Agricole S.A.
8.125% due 09/19/2033 •(i)		1,300	1,328
Danone S.A.
2.077% due 11/02/2021		3,500	3,356
Dexia Credit Local S.A.
1.875% due 09/15/2021		6,400	6,194
2.250% due 02/18/2020		6,000	5,956
2.375% due 09/20/2022		1,700	1,658
2.500% due 01/25/2021		5,200	5,164
Electricite de France S.A.
4.600% due 01/27/2020		800	822

			26,582

SOVEREIGN ISSUES 2.2%
France Government International Bond
2.000% due 05/25/2048 (k)	EUR	15,800	21,497
3.250% due 05/25/2045 (k)		5,000	8,598

			30,095

Total France (Cost $51,547)			56,677

GERMANY 0.8%

CORPORATE BONDS & NOTES 0.8%
Deutsche Bank AG
2.560% due 01/22/2021 ~		$3,300	3,283
3.150% due 01/22/2021		1,800	1,774
4.250% due 10/14/2021		5,600	5,691

Total Germany (Cost $10,704)			10,748

GUERNSEY, CHANNEL ISLANDS 0.1%

CORPORATE BONDS & NOTES 0.1%
Credit Suisse Group Funding Guernsey Ltd.
2.750% due 03/26/2020		800	793
3.800% due 06/09/2023		1,200	1,203

Total Guernsey, Channel Islands (Cost $1,993)			1,996

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	73

Schedule of Investments PIMCO Foreign Bond Fund (Unhedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HONG KONG 0.2%

CORPORATE BONDS & NOTES 0.2%
AIA Group Ltd.
3.900% due 04/06/2028 (b)		$900	$910
CNPC General Capital Ltd.
2.750% due 05/14/2019		1,300	1,297

Total Hong Kong (Cost $2,197)			2,207

IRELAND 0.8%

ASSET-BACKED SECURITIES 0.4%
Carlyle Global Market Strategies Euro CLO Ltd.
0.654% (EUR006M + 0.930%) due 08/15/2027 ~	EUR	4,500	5,546

CORPORATE BONDS & NOTES 0.4%
AerCap Ireland Capital DAC
3.750% due 05/15/2019		$400	403
4.625% due 10/30/2020		300	309
Iberdrola Finance Ireland DAC
5.000% due 09/11/2019		1,703	1,751
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		1,700	1,672
2.400% due 09/23/2021		500	483
SMBC Aviation Capital Finance DAC
3.000% due 07/15/2022		700	685

			5,303

Total Ireland (Cost $10,182)			10,849

ISRAEL 0.2%

SOVEREIGN ISSUES 0.2%
Israel Government International Bond
3.250% due 01/17/2028		$1,200	1,170
4.125% due 01/17/2048		900	868

Total Israel (Cost $2,084)			2,038

ITALY 2.6%

CORPORATE BONDS & NOTES 0.4%
Intesa Sanpaolo SpA
6.250% due 05/16/2024 •(h)(i)	EUR	1,500	2,017
7.750% due 01/11/2027 •(h)(i)		2,300	3,465

			5,482

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
Casa d’Este Finance SRL
0.023% (EUR003M + 0.350%) due 09/15/2040 ~		493	606

SOVEREIGN ISSUES 2.2%
Italy Buoni Poliennali Del Tesoro
2.450% due 09/01/2033		1,600	2,010
2.700% due 03/01/2047		300	365
2.800% due 03/01/2067		3,000	3,503
2.950% due 09/01/2038		11,100	14,477
3.250% due 09/01/2046		100	135
3.450% due 03/01/2048		6,900	9,541

			30,031

Total Italy (Cost $32,528)			36,119

JAPAN 11.8%

CORPORATE BONDS & NOTES 1.2%
Central Nippon Expressway Co. Ltd.
2.091% due 09/14/2021		$1,900	1,835
2.327% (US0003M + 0.540%) due 08/04/2020 ~		6,600	6,617

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.362% due 05/28/2021		$200	$196
Japan Tobacco, Inc.
2.000% due 04/13/2021		1,000	972
Mitsubishi UFJ Financial Group, Inc.
2.950% due 03/01/2021		690	686
Mizuho Financial Group, Inc.
2.951% due 09/11/2022 ~		4,200	4,226
ORIX Corp.
3.250% due 12/04/2024		400	389
Sumitomo Mitsui Financial Group, Inc.
3.737% (US0003M + 1.680%) due 03/09/2021 ~		1,200	1,241

			16,162

SOVEREIGN ISSUES 10.6%
Development Bank of Japan, Inc.
1.625% due 09/01/2021		4,000	3,829
Japan Bank for International Cooperation
2.000% due 11/04/2021		3,800	3,682
2.375% due 07/21/2022		800	782
2.375% due 11/16/2022		1,200	1,167
2.500% due 06/01/2022		500	491
Japan Finance Organization for Municipalities
2.125% due 04/13/2021		8,500	8,282
Japan Government International Bond
0.500% due 09/20/2046	JPY	1,070,000	9,499
1.400% due 09/20/2034		10,550,000	115,901
1.600% due 03/20/2033		2,000	22
Tokyo Metropolitan Government
2.500% due 06/08/2022		$2,800	2,740

			146,395

Total Japan (Cost $142,073)			162,557

JERSEY, CHANNEL ISLANDS 0.1%

CORPORATE BONDS & NOTES 0.1%
AA Bond Co. Ltd.
4.249% due 07/31/2043	GBP	500	716
Heathrow Funding Ltd.
4.875% due 07/15/2023		$500	529

Total Jersey, Channel Islands (Cost $1,275)			1,245

KUWAIT 0.7%

SOVEREIGN ISSUES 0.7%
Kuwait International Government Bond
2.750% due 03/20/2022		2,300	2,257
3.500% due 03/20/2027		7,200	7,074

Total Kuwait (Cost $9,424)			9,331

LUXEMBOURG 0.3%

CORPORATE BONDS & NOTES 0.3%
Allergan Funding SCS
3.000% due 03/12/2020		200	199
Emerald Bay S.A.
0.000% due 10/08/2020 (e)	EUR	1,000	1,151
Gazprom Neft OAO Via GPN Capital S.A.
2.933% due 04/26/2018		400	493
Holcim U.S. Finance SARL & Cie SCS
6.000% due 12/30/2019		$400	419
Sberbank of Russia Via SB Capital S.A.
3.080% due 03/07/2019	EUR	1,000	1,258

Total Luxembourg (Cost $3,451)			3,520

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NETHERLANDS 1.2%

ASSET-BACKED SECURITIES 0.0%
Chapel BV
0.332% (EUR003M + 0.660%) due 11/17/2064 ~	EUR	157	$194

CORPORATE BONDS & NOTES 1.2%
ABN AMRO Bank NV
2.450% due 06/04/2020		$600	591
Bank Nederlandse Gemeenten NV
4.750% due 03/06/2023	AUD	3,000	2,505
British Transco International Finance BV
0.000% due 11/04/2021 (e)		$2,300	2,069
Cooperatieve Rabobank UA
6.875% due 03/19/2020 (i)	EUR	1,300	1,804
Enel Finance International NV
2.875% due 05/25/2022		$800	781
ING Bank NV
2.625% due 12/05/2022		6,050	5,935
4.125% due 11/21/2023 •		200	201
Mondelez International Holdings Netherlands BV
2.000% due 10/28/2021		700	668
Schaeffler Finance BV
4.750% due 05/15/2023		1,100	1,108
Stichting AK Rabobank Certificaten
6.500% (h)	EUR	400	604
Vonovia Finance BV
5.000% due 10/02/2023		$500	518

			16,784

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%
Petrobras Netherlands BV
TBD% due 02/01/2025 «		400	398

Total Netherlands (Cost $17,207)			17,376

NORWAY 0.3%

CORPORATE BONDS & NOTES 0.2%
DNB Boligkreditt A/S
2.500% due 03/28/2022		$2,800	2,744

SOVEREIGN ISSUES 0.1%
Kommunalbanken A/S
4.500% due 07/18/2022	AUD	1,900	1,566

Total Norway (Cost $4,730)			4,310

POLAND 0.4%

SOVEREIGN ISSUES 0.4%
Poland Government International Bond
2.250% due 04/25/2022	PLN	16,600	4,880
3.250% due 07/25/2025		300	90

Total Poland (Cost $4,227)			4,970

PORTUGAL 0.1%

CORPORATE BONDS & NOTES 0.1%
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^(c)	EUR	4,400	1,651

Total Portugal (Cost $4,964)			1,651

QATAR 0.0%

SOVEREIGN ISSUES 0.0%
Qatar Government International Bond
4.500% due 01/20/2022		$300	310

Total Qatar (Cost $314)			310

74	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2018

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SAUDI ARABIA 1.1%

SOVEREIGN ISSUES 1.1%
Saudi Government International Bond
2.375% due 10/26/2021		$11,200	$10,799
2.875% due 03/04/2023		1,300	1,253
3.250% due 10/26/2026		1,000	938
3.625% due 03/04/2028		2,500	2,378

Total Saudi Arabia (Cost $15,872)			15,368

SINGAPORE 0.1%

CORPORATE BONDS & NOTES 0.1%
BOC Aviation Ltd.
2.750% due 09/18/2022		300	287
3.500% due 09/18/2027		600	558

Total Singapore (Cost $898)			845

SLOVENIA 0.5%

SOVEREIGN ISSUES 0.5%
Slovenia Government International Bond
4.125% due 02/18/2019		1,100	1,115
5.250% due 02/18/2024		5,177	5,734

Total Slovenia (Cost $6,440)			6,849

SOUTH KOREA 0.0%

SOVEREIGN ISSUES 0.0%
Korea National Oil Corp.
4.250% due 10/08/2019	AUD	600	469

Total South Korea (Cost $492)			469

SPAIN 2.4%

CORPORATE BONDS & NOTES 0.2%
Telefonica Emisiones S.A.U.
5.134% due 04/27/2020		$3,100	3,221

			3,221

SOVEREIGN ISSUES 2.2%
Autonomous Community of Catalonia
4.220% due 04/26/2035	EUR	500	675
4.750% due 06/04/2018		1,100	1,364
4.900% due 09/15/2021		1,400	1,893
4.950% due 02/11/2020		3,300	4,360
Autonomous Community of Madrid
4.688% due 03/12/2020		1,000	1,347
Spain Government International Bond
0.250% due 04/30/2018		1,800	2,216
0.750% due 07/30/2021		1,100	1,396
1.450% due 10/31/2027		3,800	4,830
1.500% due 04/30/2027		6,300	8,078
2.900% due 10/31/2046		2,800	3,983

			30,142

Total Spain (Cost $30,449)			33,363

SUPRANATIONAL 0.8%

CORPORATE BONDS & NOTES 0.8%
Asian Development Bank
0.500% due 03/24/2020	AUD	2,100	1,547
4.625% due 03/06/2019	NZD	13,000	9,607

Total Supranational (Cost $12,243)			11,154

SWEDEN 5.1%

CORPORATE BONDS & NOTES 5.1%
Lansforsakringar Hypotek AB
1.250% due 09/20/2023	SEK	74,100	9,045
2.250% due 09/21/2022		46,300	5,941

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Nordea Hypotek AB
1.000% due 04/08/2022	SEK	64,100	$7,838
Skandinaviska Enskilda Banken AB
1.500% due 12/15/2021		48,500	6,050
Stadshypotek AB
1.500% due 12/15/2021		69,000	8,608
2.500% due 09/18/2019		72,000	8,981
2.500% due 04/05/2022		$2,200	2,163
4.500% due 09/21/2022	SEK	47,000	6,591
Sveriges Sakerstallda Obligationer AB
1.250% due 06/15/2022		74,000	9,123
2.000% due 06/17/2026		15,000	1,876
Swedbank Hypotek AB
1.000% due 09/15/2021		11,700	1,436
1.000% due 06/15/2022		26,900	3,284

Total Sweden (Cost $67,258)			70,936

SWITZERLAND 1.5%

CORPORATE BONDS & NOTES 1.3%
Credit Suisse AG
6.500% due 08/08/2023 (i)		$3,800	4,140
Credit Suisse Group AG
3.869% due 01/12/2029 •		400	388
UBS AG
2.200% due 06/08/2020		2,400	2,355
2.450% due 12/01/2020		1,700	1,670
2.486% due 12/01/2020 ~		1,800	1,801
2.627% (US0003M + 0.580%) due 06/08/2020 ~		3,500	3,515
5.125% due 05/15/2024 (i)		1,263	1,292
UBS Group Funding Switzerland AG
2.789% due 08/15/2023 ~		3,100	3,119

			18,280

SOVEREIGN ISSUES 0.2%
Switzerland Government International Bond
3.500% due 04/08/2033	CHF	1,400	2,151

Total Switzerland (Cost $20,316)			20,431

TURKEY 0.0%

SOVEREIGN ISSUES 0.0%
Turkey Government International Bond
6.750% due 04/03/2018		$500	500

Total Turkey (Cost $500)			500

UNITED ARAB EMIRATES 0.3%

SOVEREIGN ISSUES 0.3%
Emirate of Abu Dhabi Government International Bond
2.500% due 10/11/2022		2,600	2,508
3.125% due 10/11/2027		2,300	2,178

Total United Arab Emirates (Cost $4,881)			4,686

UNITED KINGDOM 10.3%

CORPORATE BONDS & NOTES 5.5%
Barclays Bank PLC
7.625% due 11/21/2022 (i)		4,400	4,837
7.750% due 04/10/2023 •(i)		5,338	5,352
Barclays PLC
6.500% due 09/15/2019 •(h)(i)	EUR	6,485	8,496
7.000% due 09/15/2019 •(h)(i)	GBP	1,700	2,503
8.250% due 12/15/2018 •(h)(i)		$2,334	2,414
BAT International Finance PLC
2.750% due 06/15/2020		1,200	1,190
BP Capital Markets PLC
2.518% due 01/16/2020		1,700	1,686
British Telecommunications PLC
9.125% due 12/15/2030		1,200	1,756

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Co-operative Group Holdings Ltd.
6.875% due 07/08/2020	GBP	600	$919
Frontier Finance PLC
8.000% due 03/23/2022		3,800	5,462
HSBC Holdings PLC
4.287% (US0003M + 2.240%) due 03/08/2021 ~		$1,300	1,366
6.250% due 03/23/2023 •(h)(i)		700	710
6.500% due 03/23/2028 •(h)(i)		800	817
Imperial Brands Finance PLC
2.950% due 07/21/2020		3,300	3,278
Lloyds Bank PLC
6.500% due 03/24/2020	EUR	2,800	3,868
Lloyds Banking Group PLC
4.375% due 03/22/2028		$700	708
7.000% due 06/27/2019 •(h)(i)	GBP	1,900	2,797
7.625% due 06/27/2023 •(h)(i)		500	785
Nationwide Building Society
3.766% due 03/08/2024 •		$3,000	2,994
10.250% ~(h)	GBP	2	523
Reckitt Benckiser Treasury Services PLC
2.375% due 06/24/2022		$1,300	1,248
Royal Bank of Scotland Group PLC
2.500% due 03/22/2023	EUR	2,641	3,469
Santander UK Group Holdings PLC
2.875% due 10/16/2020		$1,200	1,190
3.125% due 01/08/2021		1,200	1,193
3.373% due 01/05/2024 •		2,100	2,056
7.375% due 06/24/2022 •(h)(i)	GBP	400	612
Santander UK PLC
2.375% due 03/16/2020		$1,200	1,184
Severn Trent Utilities Finance PLC
6.250% due 06/07/2029	GBP	500	942
Sky PLC
2.625% due 09/16/2019		$300	299
Tesco PLC
6.125% due 02/24/2022	GBP	1,900	3,006
Tesco Property Finance PLC
5.411% due 07/13/2044		828	1,312
5.744% due 04/13/2040		487	794
Virgin Media Secured Finance PLC
4.875% due 01/15/2027		400	555
5.000% due 04/15/2027		1,300	1,804
Virgin Money PLC
2.250% due 04/21/2020		2,200	3,113

			75,238

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.5%
Business Mortgage Finance PLC
2.547% (BP0003M + 2.000%) due 02/15/2041 ~		2,170	3,052
EuroMASTR PLC
0.807% (BP0003M + 0.200%) due 06/15/2040 ~		322	436
Eurosail PLC 1.554% (BP0003M + 0.950%) due 06/13/2045 ~		2,188	3,062
Paragon Mortgages PLC
0.907% (BP0003M + 0.360%) due 05/15/2041 ~		459	634
Ripon Mortgages PLC
1.326% (BP0003M + 0.800%) due 08/20/2056 ~		4,122	5,820
RMAC Securities PLC
2.221% (US0003M + 0.150%) due 06/12/2044 ~		$273	266
Towd Point Mortgage Funding PLC
1.753% (BP0003M + 1.200%) due 02/20/2054 ~	GBP	3,718	5,261
Uropa Securities PLC
0.802% (BP0003M + 0.200%) due 06/10/2059 ~		690	944
0.952% (BP0003M + 0.350%) due 06/10/2059 ~		160	216

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	75

Schedule of Investments PIMCO Foreign Bond Fund (Unhedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.152% (BP0003M + 0.550%) due 06/10/2059 ~	GBP	125	$168
1.352% (BP0003M + 0.750%) due 06/10/2059 ~		133	179

			20,038

SOVEREIGN ISSUES 3.3%
United Kingdom Gilt
3.250% due 01/22/2044 (k)		4,200	7,749
3.500% due 01/22/2045 (k)		3,200	6,184
4.250% due 12/07/2040 (k)		13,100	27,151
4.750% due 12/07/2030 (k)		200	384
4.750% due 12/07/2038 (k)		2,100	4,526

			45,994

Total United Kingdom (Cost $130,434)			141,270

UNITED STATES 36.0%

ASSET-BACKED SECURITIES 1.7%
ACE Securities Corp. Home Equity Loan Trust
2.022% (US0001M + 0.150%) due 07/25/2036 ~		$2,763	1,410
2.342% (US0001M + 0.470%) due 10/25/2035 ~		2,000	1,991
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.742% (US0001M + 0.870%) due 07/25/2034 ~		642	645
Amortizing Residential Collateral Trust
2.452% (US0001M + 0.580%) due 07/25/2032 ~		7	7
2.572% (US0001M + 0.700%) due 10/25/2031 ~		2	2
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.692% (US0001M + 0.820%) due 02/25/2034 ~		312	306
Bear Stearns Asset-Backed Securities Trust
2.272% (US0001M + 0.400%) due 09/25/2046 ~		1,052	1,018
CIT Group Home Equity Loan Trust
2.412% (LIBOR01M + 0.540%) due 06/25/2033 ~		35	34
Citigroup Mortgage Loan Trust
1.932% (US0001M + 0.060%) due 07/25/2045 ~		968	773
1.942% (US0001M + 0.070%) due 05/25/2037 ~		113	82
Countrywide Asset-Backed Certificates
2.212% (US0001M + 0.340%) due 12/25/2036 ^~		80	45
2.352% (LIBOR01M + 0.480%) due 12/25/2031 ^~		8	7
2.847% (US0001M + 0.975%) due 06/25/2035 ~		14	14
Credit Suisse First Boston Mortgage Securities Corp.
2.492% (US0001M + 0.620%) due 01/25/2032 ~		2	1
Credit-Based Asset Servicing and Securitization LLC
1.992% (LIBOR01M + 0.120%) due 07/25/2037 ~		183	122
GSAMP Trust
2.112% (US0001M + 0.240%) due 09/25/2036 ~		2,158	1,094
Home Equity Asset Trust
2.472% (US0001M + 0.600%) due 11/25/2032 ~		1	1
Home Equity Mortgage Trust
6.000% due 01/25/2037 ^		409	219
Lehman XS Trust
2.022% (US0001M + 0.150%) due 04/25/2037 ^~		546	470
Merrill Lynch Mortgage Investors Trust
1.952% (US0001M + 0.080%) due 09/25/2037 ~		196	71

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.992% (US0001M + 0.120%) due 02/25/2037 ~	$45	$21
2.372% (US0001M + 0.500%) due 06/25/2036 ~	403	405
Morgan Stanley ABS Capital, Inc. Trust
1.922% (US0001M + 0.050%) due 07/25/2036 ~	68	37
2.817% (US0001M + 0.945%) due 06/25/2034 ~	892	895
Morgan Stanley Home Equity Loan Trust
2.222% (US0001M + 0.350%) due 04/25/2037 ~	1,531	1,039
Morgan Stanley Mortgage Loan Trust
2.232% (US0001M + 0.360%) due 04/25/2037 ~	476	252
5.919% due 09/25/2046 ^	1,767	852
Navient Private Education Loan Trust
2.477% (US0001M + 0.700%) due 09/16/2024 ~	805	807
Option One Mortgage Loan Trust
2.092% (US0001M + 0.220%) due 04/25/2037 ~	1,907	1,521
People’s Choice Home Loan Securities Trust
3.222% (US0001M + 1.350%) due 01/25/2035 ~	1,822	1,796
Popular ABS Mortgage Pass-Through Trust
2.182% (US0001M + 0.310%) due 06/25/2047 ^~	1,769	1,423
Renaissance Home Equity Loan Trust
2.372% (US0001M + 0.500%) due 12/25/2033 ~	305	301
Residential Asset Mortgage Products Trust
2.637% (US0001M + 0.765%) due 06/25/2035 ~	464	465
Securitized Asset-Backed Receivables LLC Trust
1.922% (US0001M + 0.050%) due 12/25/2036 ~	37	23
1.932% (US0001M + 0.060%) due 12/25/2036 ^~	33	12
2.002% (US0001M + 0.130%) due 05/25/2037 ^~	504	390
SG Mortgage Securities Trust
2.022% (US0001M + 0.150%) due 10/25/2036 ~	1,800	1,468
Soundview Home Loan Trust
1.932% (US0001M + 0.060%) due 11/25/2036 ~	34	16
2.002% (US0001M + 0.130%) due 12/25/2036 ~	422	422
2.122% (US0001M + 0.250%) due 08/25/2037 ~	3,000	2,660
Structured Asset Investment Loan Trust
2.592% (US0001M + 0.720%) due 10/25/2035 ~	281	282
Structured Asset Securities Corp. Mortgage Loan Trust
3.164% (US0001M + 1.500%) due 04/25/2035 ~	181	178
Terwin Mortgage Trust
2.812% (US0001M + 0.940%) due 11/25/2033 ~	68	68
Washington Mutual Asset-Backed Certificates Trust
1.932% (US0001M + 0.060%) due 10/25/2036 ~	51	28

		23,673

CORPORATE BONDS & NOTES 7.7%
AbbVie, Inc.
3.200% due 11/06/2022	800	790
Allergan Sales LLC
4.875% due 02/15/2021	800	827
Ally Financial, Inc.
3.500% due 01/27/2019	400	402
3.750% due 11/18/2019	100	101

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.125% due 03/30/2020		$900	$906
4.750% due 09/10/2018		400	404
8.000% due 03/15/2020		100	108
American Honda Finance Corp.
2.137% due 11/05/2021 ~		800	801
American International Group, Inc.
4.200% due 04/01/2028		500	506
American Tower Corp.
2.800% due 06/01/2020		1,300	1,291
Andeavor Logistics LP
5.500% due 10/15/2019		1,000	1,030
Anheuser-Busch InBev Finance, Inc.
2.650% due 02/01/2021		1,000	993
3.300% due 02/01/2023		1,200	1,202
Anheuser-Busch InBev Worldwide, Inc.
3.052% due 01/12/2024 ~(b)		1,100	1,107
4.000% due 04/13/2028 (b)		2,200	2,228
4.375% due 04/15/2038 (b)		700	715
AT&T, Inc.
1.800% due 09/05/2026	EUR	2,500	3,132
2.672% (US0003M + 0.950%) due 07/15/2021 ~		$3,100	3,134
3.400% due 08/14/2024		900	905
3.900% due 08/14/2027		3,700	3,730
Aviation Capital Group LLC
7.125% due 10/15/2020		900	983
Bank of America Corp.
5.875% due 03/15/2028 •(h)		1,900	1,914
BAT Capital Corp.
2.423% due 08/14/2020 ~		900	903
3.222% due 08/15/2024		1,200	1,158
4.390% due 08/15/2037		1,300	1,294
Brixmor Operating Partnership LP
4.125% due 06/15/2026		2,700	2,651
Broadcom Corp.
2.200% due 01/15/2021		500	486
Campbell Soup Co.
3.300% due 03/15/2021		500	503
3.650% due 03/15/2023		1,300	1,304
Celgene Corp.
2.250% due 08/15/2021		600	581
CenterPoint Energy Resources Corp.
3.550% due 04/01/2023		500	502
Charter Communications Operating LLC
4.464% due 07/23/2022		600	614
4.908% due 07/23/2025		2,100	2,148
6.384% due 10/23/2035		3,800	4,251
CIT Group, Inc.
5.250% due 03/07/2025		800	821
5.375% due 05/15/2020		600	620
Citigroup, Inc.
2.965% (US0003M + 0.930%) due 06/07/2019 ~		2,400	2,416
CNH Industrial Capital LLC
4.375% due 11/06/2020		800	819
Continental Resources, Inc.
4.375% due 01/15/2028		600	586
CRH America Finance, Inc.
4.500% due 04/04/2048 (b)		500	497
CVS Health Corp.
3.350% due 03/09/2021		400	402
3.700% due 03/09/2023		1,000	1,004
4.100% due 03/25/2025		500	504
4.300% due 03/25/2028		700	706
4.780% due 03/25/2038		200	203
5.050% due 03/25/2048		200	211
D.R. Horton, Inc.
4.000% due 02/15/2020		600	610
4.375% due 09/15/2022		600	622
Dell International LLC
4.420% due 06/15/2021		500	513
Discover Bank
3.350% due 02/06/2023		400	394
Discovery Communications LLC
2.912% due 09/20/2019 ~		700	703

76	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2018

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
DISH DBS Corp.
4.250% due 04/01/2018		$600	$600
7.875% due 09/01/2019		500	525
eBay, Inc.
2.637% (US0003M + 0.870%) due 01/30/2023 ~		500	504
EMC Corp.
2.650% due 06/01/2020		400	387
EMD Finance LLC
2.400% due 03/19/2020		600	594
Emera U.S. Finance LP
2.700% due 06/15/2021		3,100	3,031
Equinix, Inc.
2.875% due 03/15/2024	EUR	600	734
ERAC USA Finance LLC
2.350% due 10/15/2019		$1,000	990
Fidelity National Information Services, Inc.
0.400% due 01/15/2021	EUR	600	740
1.700% due 06/30/2022	GBP	500	694
Ford Motor Credit Co. LLC
8.125% due 01/15/2020		$800	867
HCA, Inc.
3.750% due 03/15/2019		300	302
Kilroy Realty LP
3.450% due 12/15/2024		200	194
Kimco Realty Corp.
3.300% due 02/01/2025		1,200	1,156
Kinder Morgan, Inc.
5.000% due 02/15/2021		600	623
Komatsu Finance America, Inc.
2.118% due 09/11/2020		300	294
Kraft Heinz Foods Co.
2.381% due 02/10/2021 ~		1,600	1,596
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 ^(c)		14,600	611
MGM Resorts International
6.750% due 10/01/2020		600	639
MPLX LP
4.000% due 03/15/2028		700	691
MUFG Americas Holdings Corp.
3.000% due 02/10/2025		3,800	3,667
Navient Corp.
4.875% due 06/17/2019		400	404
5.500% due 01/15/2019		600	608
8.000% due 03/25/2020		400	426
NextEra Energy Capital Holdings, Inc.
2.372% due 09/03/2019 ~		2,700	2,700
Nissan Motor Acceptance Corp.
2.722% due 03/15/2021 ~		200	200
Norfolk Southern Railway Co.
9.750% due 06/15/2020		400	458
Northwell Healthcare, Inc.
4.260% due 11/01/2047		1,195	1,180
Penske Truck Leasing Co. LP
3.950% due 03/10/2025		3,600	3,611
Reynolds American, Inc.
6.875% due 05/01/2020		1,200	1,287
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021		700	736
6.250% due 03/15/2022		200	217
Santander Holdings USA, Inc.
3.400% due 01/18/2023		700	685
Sempra Energy
2.575% due 03/15/2021 ~		1,200	1,204
Solvay Finance America LLC
3.400% due 12/03/2020		400	402
Southern Co.
2.950% due 07/01/2023		2,900	2,820
Southern Co. Gas Capital Corp.
2.450% due 10/01/2023		300	285
Spectra Energy Partners LP
2.725% (US0003M + 0.700%) due 06/05/2020 ~		300	302

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Springleaf Finance Corp.
5.250% due 12/15/2019	$100	$102
Sprint Capital Corp.
6.900% due 05/01/2019	700	723
Sprint Spectrum Co. LLC
4.738% due 09/20/2029	700	705
Textron, Inc.
2.361% due 11/10/2020 ~	1,800	1,799
Ventas Realty LP
3.125% due 06/15/2023	1,500	1,471
Verizon Communications, Inc.
5.250% due 03/16/2037	3,000	3,240
Wells Fargo & Co.
2.851% (US0003M + 1.110%) due 01/24/2023 ~	2,800	2,840
WestRock Co.
3.750% due 03/15/2025	700	699
Zimmer Biomet Holdings, Inc.
3.150% due 04/01/2022	1,600	1,578
3.550% due 04/01/2025	1,500	1,457

		106,813

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
CenturyLink, Inc.
4.627% (LIBOR03M + 2.750%) due 01/31/2025 ~	1,496	1,475

MUNICIPAL BONDS & NOTES 0.1%
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036	800	876
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	365	371

		1,247

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.5%
Adjustable Rate Mortgage Trust
3.639% due 09/25/2035 ~	180	172
4.317% due 07/25/2035 ~	246	244
American Home Mortgage Assets Trust
2.062% (US0001M + 0.190%) due 09/25/2046 ^~	1,105	996
American Home Mortgage Investment Trust
3.668% (US0006M + 1.500%) due 09/25/2045 ~	208	208
Banc of America Funding Trust
3.694% due 10/20/2046 ^~	912	729
3.784% due 11/20/2034 ~	692	678
4.028% due 01/20/2047 ^~	183	177
5.500% due 09/25/2035	916	970
5.750% due 11/25/2035	513	532
6.000% due 08/25/2036 ^	187	183
Banc of America Mortgage Trust
3.581% due 09/25/2035 ^~	187	183
3.619% due 07/25/2035 ~	87	81
BCAP LLC Trust
1.941% (US0001M + 0.740%) due 01/26/2047 ~	754	691
3.545% due 02/26/2036 ~	133	133
5.250% due 02/26/2036 ~	1,073	881
5.250% due 08/26/2037 ~	625	643
Bear Stearns Adjustable Rate Mortgage Trust
3.258% due 05/25/2034 ~	77	71
3.544% due 02/25/2036 ^~	390	387
3.563% due 02/25/2033 ~	5	5
3.578% due 11/25/2034 ~	908	824
3.619% due 10/25/2035 ~	3	3
3.643% due 10/25/2033 ~	103	104
3.772% due 05/25/2033 ~	58	59
3.791% due 05/25/2034 ~	271	264
3.794% due 02/25/2034 ~	17	18

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Bear Stearns ALT-A Trust
3.474% due 11/25/2036 ^~	$501	$458
3.503% due 08/25/2036 ^~	78	61
3.523% due 11/25/2035 ^~	62	54
3.860% due 08/25/2036 ^~	1,435	1,130
4.267% due 11/25/2036 ^~	1,640	1,406
Bear Stearns Asset-Backed Securities Trust
2.122% (US0001M + 0.250%) due 08/25/2020 ^~	208	146
Bear Stearns Structured Products, Inc. Trust
3.633% due 01/26/2036 ~	135	120
Bella Vista Mortgage Trust
2.058% (LIBOR01M + 0.250%) due 05/20/2045 ~	32	24
Chase Mortgage Finance Trust
3.160% due 07/25/2037 ~	152	140
3.714% due 02/25/2037 ~	447	452
Citicorp Mortgage Securities Trust
6.000% due 04/25/2037 ^	106	103
Citigroup Mortgage Loan Trust
3.545% due 08/25/2035 ~	243	245
Citigroup Mortgage Loan Trust, Inc.
3.410% (H15T1Y + 2.100%) due 09/25/2035 ~	408	414
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
3.407% due 09/25/2035 ^~	1,892	1,749
CitiMortgage Alternative Loan Trust
2.472% (US0001M + 0.600%) due 02/25/2037 ~	5,984	5,085
5.750% due 07/25/2022	215	216
Commercial Mortgage Trust
0.542% due 03/10/2046 ~(a)	12,000	303
1.418% due 01/10/2046 ~(a)	13,234	725
Countrywide Alternative Loan Trust
2.032% (US0001M + 0.210%) due 03/20/2046 ~	68	58
2.032% (US0001M + 0.160%) due 02/25/2047 ~	425	411
2.042% (US0001M + 0.170%) due 05/25/2047 ~	384	349
2.072% (US0001M + 0.200%) due 06/25/2037 ~	1,137	1,089
2.082% (US0001M + 0.210%) due 05/25/2035 ~	1,193	1,139
2.082% (US0001M + 0.210%) due 07/25/2046 ^~	61	56
2.082% (US0001M + 0.210%) due 07/25/2046 ~	972	959
2.102% (US0001M + 0.280%) due 09/20/2046 ~	1,300	700
2.122% (US0001M + 0.250%) due 09/25/2046 ^~	1,634	1,264
2.132% (US0001M + 0.260%) due 07/25/2046 ^~	832	462
2.152% (US0001M + 0.280%) due 12/25/2035 ~	37	35
2.222% (US0001M + 0.350%) due 05/25/2037 ^~	591	345
2.272% (US0001M + 0.400%) due 06/25/2036 ^~	361	244
2.455% (12MTA + 1.500%) due 11/25/2035 ~	508	480
2.683% (12MTA + 1.400%) due 08/25/2035 ~	358	366
2.995% (12MTA + 2.040%) due 11/25/2035 ~	361	346
5.250% due 06/25/2035 ^	214	203
6.250% due 08/25/2037 ^	517	454
6.500% due 08/25/2032	201	209
Countrywide Home Loan Mortgage Pass-Through Trust
2.212% (US0001M + 0.340%) due 03/25/2036 ~	311	80
2.312% (US0001M + 0.440%) due 05/25/2035 ~	303	262
2.452% (US0001M + 0.580%) due 04/25/2035 ~	62	58

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	77

Schedule of Investments PIMCO Foreign Bond Fund (Unhedged) (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.512% (US0001M + 0.640%) due 03/25/2035 ~	$1,128	$1,001
2.532% (US0001M + 0.660%) due 02/25/2035 ~	179	176
2.552% (US0001M + 0.680%) due 02/25/2035 ~	76	74
3.412% due 08/25/2034 ^~	76	72
3.446% due 04/20/2036 ^~	235	217
3.462% (US0012M + 1.750%) due 02/20/2036 ^~	475	423
3.473% due 09/25/2047 ^~	761	717
3.491% due 11/25/2034 ~	45	45
3.498% due 08/25/2034 ^~	32	32
3.539% due 01/20/2035 ~	63	64
3.560% due 11/20/2034 ~	487	486
3.811% due 11/19/2033 ~	6	6
Credit Suisse First Boston Mortgage Securities Corp.
6.000% due 12/25/2035	283	280
Credit Suisse First Boston Mortgage-Backed Pass-through Trust
3.093% due 07/25/2033 ~	14	14
Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.500% due 07/26/2036 ^	686	384
DBUBS Mortgage Trust
0.306% due 11/10/2046 ~(a)	15,100	120
0.723% due 11/10/2046 ~(a)	10,853	156
Deutsche ALT-A Securities, Inc.
5.500% due 12/25/2035 ^	520	473
Deutsche ALT-B Securities, Inc.
1.972% (US0001M + 0.100%) due 10/25/2036 ^~	69	54
6.300% due 07/25/2036 ^	437	394
First Horizon Alternative Mortgage Securities Trust
3.165% due 08/25/2035 ^~	869	787
First Horizon Mortgage Pass-Through Trust
3.261% due 08/25/2035 ~	122	105
GMAC Mortgage Corp. Loan Trust
4.054% due 06/25/2034 ~	38	38
GreenPoint Mortgage Funding Trust
2.052% (US0001M + 0.180%) due 01/25/2037 ~	925	872
2.072% (US0001M + 0.200%) due 12/25/2046 ^~	1,027	934
2.082% (US0001M + 0.210%) due 04/25/2036 ~	580	533
2.312% (US0001M + 0.440%) due 06/25/2045 ~	269	259
2.412% (US0001M + 0.540%) due 11/25/2045 ~	67	60
GreenPoint Mortgage Funding Trust Pass-Through Certificates
4.013% due 10/25/2033 ~	53	53
GS Mortgage Securities Corp.
0.207% due 05/03/2032 ~(a)	65,000	1,138
1.549% due 02/10/2046 ~(a)	16,900	980
GS Mortgage Securities Trust
1.968% due 11/10/2045 ~(a)	19,239	1,431
GSR Mortgage Loan Trust
2.132% (US0001M + 0.260%) due 08/25/2046 ~	782	495
3.614% due 09/25/2035 ~	202	207
3.630% (H15T1Y + 1.750%) due 03/25/2033 ~	98	97
3.635% due 05/25/2035 ~	225	222
HarborView Mortgage Loan Trust
1.998% (LIBOR01M + 0.190%) due 09/19/2037 ~	1,001	936
2.031% (US0001M + 0.190%) due 07/21/2036 ~	538	478
2.048% (LIBOR01M + 0.240%) due 03/19/2036 ~	153	133
2.118% (US0001M + 0.310%) due 11/19/2035 ~	829	785
2.368% (US0001M + 0.560%) due 02/19/2036 ~	474	407
2.508% (US0001M + 0.700%) due 01/19/2035 ~	50	45

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.628% due 07/19/2035 ~	$89	$79
3.806% due 07/19/2035 ^~	12	11
HomeBanc Mortgage Trust
2.052% (US0001M + 0.180%) due 12/25/2036 ~	34	33
Impac CMB Trust
2.532% (US0001M + 0.660%) due 03/25/2035 ~	33	32
2.652% (US0001M + 0.780%) due 10/25/2034 ~	361	355
IndyMac Mortgage Loan Trust
2.082% (US0001M + 0.210%) due 05/25/2046 ~	1,343	1,291
2.112% (LIBOR01M + 0.240%) due 06/25/2037 ~	609	599
2.122% (LIBOR01M + 0.250%) due 02/25/2037 ~	1,594	1,153
2.162% (LIBOR01M + 0.290%) due 11/25/2036 ^~	458	362
3.446% due 08/25/2035 ~	250	228
3.494% due 12/25/2034 ~	137	135
3.726% due 11/25/2035 ^~	569	554
JPMorgan Alternative Loan Trust
2.112% (US0001M + 0.240%) due 10/25/2036 ~	3,483	3,288
3.517% due 12/25/2035 ^~	2,551	2,359
5.500% due 11/25/2036 ^~	7	6
JPMorgan Chase Commercial Mortgage Securities Trust
1.060% due 12/15/2047 ~(a)	61,604	2,435
JPMorgan Mortgage Trust
2.172% (US0001M + 0.300%) due 10/25/2035 ~	3,388	2,914
3.144% due 11/25/2033 ~	82	83
3.161% due 07/27/2037 ~	1,031	1,009
3.675% due 02/25/2036 ^~	596	567
3.690% due 08/25/2035 ~	452	456
3.695% due 10/25/2035 ~	200	204
3.704% due 07/25/2035 ~	207	212
Lehman XS Trust
2.192% (US0001M + 0.320%) due 11/25/2046 ^~	780	619
MASTR Adjustable Rate Mortgages Trust
2.082% (US0001M + 0.210%) due 04/25/2046 ~	292	253
2.212% (LIBOR01M + 0.340%) due 05/25/2047 ^~	967	568
MASTR Alternative Loan Trust
2.272% (US0001M + 0.400%) due 03/25/2036 ~	446	84
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.217% (US0001M + 0.440%) due 12/15/2030 ~	3	3
Merrill Lynch Mortgage Investors Trust
2.122% (US0001M + 0.250%) due 11/25/2035 ~	142	138
3.188% due 06/25/2035 ~	328	329
3.293% due 02/25/2033 ~	114	112
3.749% due 06/25/2037 ~	243	245
Merrill Lynch Mortgage-Backed Securities Trust
3.671% due 04/25/2037 ^~	28	24
Morgan Stanley Bank of America Merrill Lynch Trust
1.123% due 05/15/2046 ~(a)	50,559	2,255
1.388% due 02/15/2046 ~(a)	18,623	1,010
Nomura Asset Acceptance Corp. Alternative Loan Trust
3.332% due 10/25/2035 ~	375	372
3.920% due 02/25/2036 ^~	172	152
3.979% due 08/25/2035 ~	366	367
5.820% due 03/25/2047	455	457
6.138% due 03/25/2047	389	391
Residential Accredit Loans, Inc. Trust
2.022% (US0001M + 0.150%) due 02/25/2047 ~	1,299	850
2.082% (US0001M + 0.210%) due 04/25/2046 ~	80	40
3.768% due 08/25/2035 ^~	126	85
4.608% due 09/25/2035 ^~	238	209

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 06/25/2037 ^	$510	$470
Residential Asset Securitization Trust
2.322% (US0001M + 0.450%) due 12/25/2036 ^~	384	129
6.250% due 10/25/2036 ^	266	254
6.500% due 08/25/2036 ^	721	436
Residential Funding Mortgage Securities, Inc. Trust
3.822% due 06/25/2035 ~	365	360
3.857% due 09/25/2035 ^~	270	232
Sequoia Mortgage Trust
2.172% (US0001M + 0.350%) due 07/20/2033 ~	193	187
3.603% due 04/20/2035 ~	157	164
Structured Adjustable Rate Mortgage Loan Trust
2.092% (US0001M + 0.220%) due 05/25/2037 ~	72	72
2.682% (12MTA + 1.400%) due 01/25/2035 ~	30	28
3.689% due 02/25/2034 ~	139	139
3.707% due 04/25/2035 ~	1,092	1,074
3.711% (US0006M + 1.500%) due 10/25/2037 ^~	307	274
3.813% due 04/25/2034 ~	265	269
Structured Asset Mortgage Investments Trust
2.058% (US0001M + 0.250%) due 07/19/2035 ~	177	174
2.062% (US0001M + 0.190%) due 07/25/2046 ^~	974	836
2.082% (US0001M + 0.210%) due 04/25/2036 ~	358	330
2.092% (US0001M + 0.220%) due 09/25/2047 ~	137	130
2.182% (US0001M + 0.310%) due 12/25/2035 ^~	31	28
2.332% (US0001M + 0.460%) due 05/25/2045 ~	385	361
2.388% (US0001M + 0.580%) due 07/19/2034 ~	7	7
2.783% (12MTA + 1.500%) due 08/25/2047 ^~	1,640	1,553
TBW Mortgage-Backed Trust
5.970% due 09/25/2036	189	16
Thornburg Mortgage Securities Trust
3.927% (LIBOR12M + 1.250%) due 06/25/2047 ^~	648	597
3.927% (LIBOR01M + 1.250%) due 06/25/2047 ^~	1,433	1,301
UBS-Barclays Commercial Mortgage Trust
1.654% due 12/10/2045 ~(a)	53,653	3,205
UBS-Citigroup Commercial Mortgage Trust
2.199% due 01/10/2045 ~(a)	12,194	758
WaMu Mortgage Pass-Through Certificates Trust
2.011% (12MTA + 0.810%) due 12/25/2046 ~	389	383
2.141% (12MTA + 0.940%) due 05/25/2046 ~	1,060	1,058
2.152% (US0001M + 0.280%) due 11/25/2045 ~	314	296
2.162% (US0001M + 0.290%) due 10/25/2045 ~	136	137
2.182% (US0001M + 0.310%) due 01/25/2045 ~	141	141
2.253% (COF 11 + 1.500%) due 12/25/2046 ~	535	528
2.277% (COF 11 + 1.500%) due 11/25/2046 ~	159	151
2.452% (US0001M + 0.580%) due 07/25/2045 ~	514	508
2.512% (US0001M + 0.640%) due 01/25/2045 ~	94	94
2.612% (US0001M + 0.740%) due 11/25/2034 ~	769	759
2.683% (12MTA + 1.400%) due 06/25/2042 ~	70	68
2.683% (12MTA + 1.400%) due 08/25/2042 ~	56	55
2.852% (US0001M + 0.980%) due 11/25/2034 ~	521	516
2.917% due 04/25/2037 ^~	1,126	1,028

78	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.036% due 12/25/2036 ^~	$39	$38
3.098% due 06/25/2033 ~	57	58
3.223% due 03/25/2036 ~	1,213	1,124
3.247% due 02/25/2037 ^~	555	510
3.253% due 08/25/2034 ~	369	375
3.316% due 02/25/2037 ^~	338	326
3.353% due 12/25/2035 ~	675	627
3.644% due 03/25/2035 ~	456	462
3.708% due 03/25/2034 ~	332	340
Washington Mutual Mortgage Pass-Through Certificates Trust
2.122% (US0001M + 0.250%) due 07/25/2046 ^~	41	27
2.223% (12MTA + 0.940%) due 07/25/2046 ^~	474	348
2.253% (12MTA + 0.970%) due 05/25/2046 ~	1,726	1,492
3.426% due 02/25/2033 ~	1	1
6.000% due 10/25/2035 ^	581	462
Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037 ^	132	124
Wells Fargo Mortgage-Backed Securities Trust
3.685% due 04/25/2036 ~	138	139
3.755% due 03/25/2036 ~	66	66
6.000% due 10/25/2036 ^	161	162
Wells Fargo-RBS Commercial Mortgage Trust
0.360% due 03/15/2048 ~(a)	26,228	431
1.226% due 03/15/2045 ~(a)	47,201	2,205

		103,170

U.S. GOVERNMENT AGENCIES 12.4%
Fannie Mae
1.932% (LIBOR01M + 0.060%) due 07/25/2037 ~	383	376
1.987% (COF 11 + 1.250%) due 03/01/2033 ~	60	61
1.992% (LIBOR01M + 0.120%) due 03/25/2034 ~	6	6
2.022% (LIBOR01M + 0.150%) due 08/25/2034 ~	5	5
2.177% due 01/25/2022 ~(a)	16,740	744
2.272% (LIBOR01M + 0.400%) due 06/25/2029 - 06/25/2036 ~	109	109
2.401% (12MTA + 1.200%) due 06/01/2043 - 10/01/2044 ~	150	152
3.122% (US0012M + 1.375%) due 12/01/2034 ~	24	25
3.123% (H15T1Y + 2.123%) due 06/01/2035 ~	46	48
3.385% (H15T1Y + 2.225%) due 05/01/2026 ~	6	6
3.486% (US0012M + 1.736%) due 09/01/2035 ~	30	31
3.490% due 12/01/2020	4,586	4,668
3.551% (H15T1Y + 2.360%) due 11/01/2034 ~	594	631
4.255% (COF 11 + 1.926%) due 12/01/2036 ~	49	52
6.000% due 04/25/2043 - 07/25/2044	560	622
6.500% due 06/25/2044	11	12
Fannie Mae, TBA
3.500% due 05/01/2033 - 06/01/2048	113,500	113,598
4.000% due 04/01/2048 - 06/01/2048	39,400	40,332
FDIC Structured Sale Guaranteed Notes
2.073% (LIBOR01M + 0.500%) due 11/29/2037 ~	173	173
Federal Housing Administration
6.896% due 07/01/2020	74	74
Freddie Mac
0.858% due 09/25/2022 ~(a)	22,366	700
1.012% due 11/25/2022 ~(a)	27,418	1,039
1.277% due 08/25/2019 ~(a)	35,765	546
1.351% due 11/25/2019 ~(a)	31,511	611
1.443% due 01/15/2038 ~(a)	1,744	92
1.925% (LIBOR01M + 0.350%) due 01/15/2038 ~	1,744	1,745

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.132% (LIBOR01M + 0.260%) due 08/25/2031 ~		$20	$20
2.227% (LIBOR01M + 0.450%) due 12/15/2031 ~		23	24
2.377% (LIBOR01M + 0.600%) due 12/15/2037 ~		416	419
2.401% (12MTA + 1.200%) due 10/25/2044 ~		560	567
3.373% (H15T1Y + 2.250%) due 08/01/2035 ~		36	38
3.450% (H15T1Y + 2.208%) due 06/01/2024 ~		7	8
3.515% (US0012M + 1.765%) due 10/01/2035 ~		31	31
3.521% (US0012M + 1.771%) due 09/01/2035 ~		29	31
3.551% (US0012M + 1.801%) due 11/01/2035 ~		32	34
3.625% (US0012M + 1.875%) due 03/01/2036 ~		218	221
Ginnie Mae
3.125% (H15T1Y + 1.500%) due 10/20/2029 ~		9	10
6.000% due 08/20/2034		3,428	3,762

			171,623

U.S. TREASURY OBLIGATIONS 6.5%
U.S. Treasury Bonds
3.625% due 08/15/2043 (o)		100	112
U.S. Treasury Inflation Protected Securities (g)
0.125% due 01/15/2022 (o)		219	217
0.125% due 04/15/2022 (m)(o)		5,809	5,726
0.125% due 07/15/2022 (k)(m)(o)		18,108	17,922
0.125% due 01/15/2023 (k)(m)(o)		21,584	21,219
0.500% due 01/15/2028 (k)		17,585	17,259
0.625% due 01/15/2026 (o)		52	52
0.750% due 02/15/2045 (o)		53	51
2.000% due 01/15/2026 (o)		562	620
2.375% due 01/15/2025 (o)		66	74
2.500% due 01/15/2029 (o)		3,463	4,100
U.S. Treasury Notes
2.000% due 08/15/2025 (k)(o)		9,500	9,049
2.000% due 11/15/2026 (k)(o)		5,300	4,996
2.250% due 11/15/2025 (o)		200	194
U.S. Treasury STRIPS
0.000% due 11/15/2023 (e)(m)		7,300	6,286
0.000% due 05/15/2026 (e)(m)(o)		1,442	1,151

			89,028

Total United States (Cost $494,361)			497,029

SHORT-TERM INSTRUMENTS 17.6%

COMMERCIAL PAPER 1.5%
Bank of Montreal
1.461% due 04/05/2018	CAD	1,700	1,319
1.479% due 04/02/2018		200	155
1.489% due 04/04/2018		500	388
1.492% due 04/05/2018		100	78
1.504% due 04/02/2018		2,700	2,095
Bank of Nova Scotia
1.461% due 04/04/2018		1,900	1,474
1.487% due 04/06/2018		1,100	854
1.488% due 04/05/2018		900	698
1.504% due 04/02/2018		4,400	3,415
Canadian Imperial Bank of Commerce
1.488% due 04/16/2018		1,800	1,396
HSBC Bank Canada
1.501% due 04/09/2018		200	155
1.505% due 04/06/2018		100	78
Royal Bank of Canada
1.439% due 04/05/2018		200	155
1.488% due 04/09/2018		300	233
1.492% due 04/02/2018		100	78
1.497% due 04/09/2018		200	155
1.500% due 04/06/2018		500	388
1.501% due 04/04/2018		1,700	1,319
1.501% due 04/16/2018		1,600	1,241

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.502% due 04/03/2018		$1,000	$776
Toronto Dominion Bank
1.498% due 04/06/2018		1,200	931
1.500% due 04/05/2018		2,200	1,707
1.501% due 04/04/2018		500	388
1.502% due 04/03/2018		500	388
1.507% due 04/02/2018		300	233

			20,097

REPURCHASE AGREEMENTS (j) 0.6%
			7,791

SHORT-TERM NOTES 0.1%
Harris Corp.
2.431% due 02/27/2019 ~		$1,800	1,801
Letras del Banco Central de la Republica Argentina
26.200% due 05/16/2018	ARS	3,900	188

			1,989

ARGENTINA TREASURY BILLS 0.5%
22.009% due 04/13/2018 - 12/14/2018 (d)(e)	ARS	34,100	6,518

ITALY TREASURY BILLS 2.0%
(0.413)% due 04/30/2018 (d)(e)	EUR	22,600	27,820

JAPAN TREASURY BILLS 12.3%
(0.190)% due 04/05/2018 - 06/11/2018 (d)(e)	JPY	17,990,000	169,102

U.K. TREASURY BILLS 0.5%
0.240% due 04/20/2018 (e)(f)	GBP	5,300	7,435

U.S. TREASURY BILLS 0.1%
1.600% due 04/19/2018 - 04/26/2018 (d)(e)(o)		$2,037	2,035

Total Short-Term Instruments (Cost $239,594)			242,787

Total Investments in Securities (Cost $1,516,018)			1,563,447

		SHARES
INVESTMENTS IN AFFILIATES 5.7%

SHORT-TERM INSTRUMENTS 5.7%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.7%
PIMCO Short Asset Portfolio		6,289,848	62,911
PIMCO Short-Term Floating NAV Portfolio III		1,521,173	15,034

Total Short-Term Instruments (Cost $78,050)			77,945

Total Investments in Affiliates (Cost $78,050)			77,945

Total Investments 119.0% (Cost $1,594,068)			$1,641,392

Financial Derivative Instruments (l)(n) (1.1)% (Cost or Premiums, net $(1,703))			(14,843)

Other Assets and Liabilities, net (17.9)%			(247,012)

Net Assets 100.0%			$1,379,537

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	79

Schedule of Investments PIMCO Foreign Bond Fund (Unhedged) (Cont.)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	Interest only security.
(b)	When-issued security.
(c)	Security is not accruing income as of the date of this report.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Coupon represents a yield to maturity.
(g)	Principal amount of security is adjusted for inflation.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(j)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	03/29/2018	04/02/2018	$7,791	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	$(7,949)	$7,791	$7,792

Total Repurchase Agreements						$(7,949)	$7,791	$7,792

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)		Payable for Reverse Repurchase Agreements
BOM	1.810%	03/08/2018	04/09/2018	$	(5,680)	$(5,687)
BOS	1.700	03/21/2018	04/16/2018		(6,727)	(6,731)
	2.040	03/21/2018	04/04/2018		(11,760)	(11,768)
GRE	1.820	03/12/2018	04/12/2018		(12,431)	(12,445)
SCX	(0.480)	01/18/2018	04/19/2018	EUR	(23,572)	(28,975)
	0.530	03/15/2018	05/02/2018	GBP	(32,040)	(44,964)

Total Reverse Repurchase Agreements						$(110,570)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
BCY	1.870%	03/16/2018	04/16/2018	$(2,930)	$(2,928)

Total Sale-Buyback Transactions					$(2,928)

80	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2018

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(3)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BOM	$0	$(5,687)	$0	$(5,687)	$5,711	$24
BOS	0	(18,499)	0	(18,499)	18,625	126
FICC	7,792	0	0	7,792	(7,949)	(157)
GRE	0	(12,445)	0	(12,445)	12,479	34
SCX	0	(73,939)	0	(73,939)	73,156	(783)

Master Securities Forward Transaction Agreement
BCY	0	0	(2,928)	(2,928)	2,922	(6)

Total Borrowings and Other Financing Transactions	$7,792	$(110,570)	$(2,928)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Sovereign Issues	$0	$(28,975)	$(44,964)	$0	$(73,939)
U.S. Treasury Obligations	0	(36,631)	0	0	(36,631)

Total	$0	$(65,606)	$(44,964)	$0	$(110,570)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(2,928)	0	0	(2,928)

Total	$0	$(2,928)	$0	$0	$(2,928)

Total Borrowings	$0	$(68,534)	$(44,964)	$0	$(113,498)

Payable for reverse repurchase agreements and sale-buyback financing transactions					$(113,498)

(k)	Securities with an aggregate market value of $115,690 have been pledged as collateral under the terms of the above master agreements as of March 31, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended 03/31/2018 was $(185,485) at a weighted average interest rate of 0.358%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Payable for sale-buyback transactions includes $(2) of deferred price drop.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(l)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note June 2018 Futures	$105.250	05/25/2018	1	$1	$0	$0
Put - CBOT U.S. Treasury 5-Year Note June 2018 Futures	105.500	05/25/2018	11	11	0	0
Put - CBOT U.S. Treasury 5-Year Note June 2018 Futures	106.000	05/25/2018	72	72	1	0
Put - CBOT U.S. Treasury 10-Year Note June 2018 Futures	108.000	05/25/2018	69	69	1	0
Put - CBOT U.S. Treasury 10-Year Note June 2018 Futures	108.500	05/25/2018	394	394	3	0
Put - CBOT U.S. Treasury 10-Year Note June 2018 Futures	110.500	05/25/2018	4	4	0	0
Put - CBOT U.S. Treasury 10-Year Note June 2018 Futures	111.000	05/25/2018	27	27	0	0
Call - CBOT U.S. Treasury 30-Year Bond June 2018 Futures	178.000	05/25/2018	1	1	0	0
Call - CBOT U.S. Treasury 30-Year Bond June 2018 Futures	180.000	05/25/2018	8	8	0	0
Call - CBOT U.S. Treasury 30-Year Bond June 2018 Futures	182.000	05/25/2018	206	206	2	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond June 2018 Futures	106.000	05/25/2018	431	431	3	1

					$10	$1

Total Purchased Options					$10	$1

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	81

Schedule of Investments PIMCO Foreign Bond Fund (Unhedged) (Cont.)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar December Futures	12/2019	672	$	163,321	$50	$0	$(8)
90-Day Eurodollar March Futures	03/2019	1,362		331,681	(250)	0	(51)
90-Day Eurodollar September Futures	09/2018	949		231,615	(803)	0	(24)
Australia Government 3-Year Note June Futures	06/2018	27	AUD	2,305	3	3	(2)
Australia Government 10-Year Bond June Futures	06/2018	154		15,331	230	78	(12)
Canada Government 10-Year Bond June Futures	06/2018	65	CAD	6,724	118	29	0
Euro-Bobl June Futures	06/2018	612	EUR	98,836	300	72	(1)
Euro-Bono June Futures	06/2018	8		1,455	45	9	0
Euro-BTP Italy Government Bond June Futures	06/2018	47		8,026	247	64	0
Euro-Bund 10-Year Bond June Futures	06/2018	313		61,401	776	77	0
Euro-Buxl 30-Year Bond June Futures	06/2018	59		12,006	395	3	(22)
Japan Government 10-Year Bond June Futures	06/2018	66	JPY	93,518	40	6	(56)
Put Options Strike @ EUR 126.000 on Euro-Bobl June 2018 Futures	05/2018	395	EUR	2	0	0	0
Put Options Strike @ EUR 149.500 on Euro-Bund 10-Year Bond June 2018 Futures	05/2018	313		4	0	0	0
U.S. Treasury 5-Year Note June Futures	06/2018	65	$	7,440	21	7	0
U.S. Treasury 10-Year Note June Futures	06/2018	62		7,511	60	15	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2018	431		69,162	2,491	498	0
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	12/2018	1,384	GBP	240,098	(447)	49	(24)

					$3,276	$910	$(200)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar December Futures	12/2020	672	$	(163,237)	$(135)	$0	$(8)
90-Day Eurodollar March Futures	03/2020	1,362		(330,983)	(104)	17	0
90-Day Eurodollar September Futures	09/2019	949		(230,785)	1,042	12	0
Call Options Strike @ EUR 160.000 on Euro-Bobl 10-Year Bond June 2018 Futures	05/2018	81	EUR	(62)	(20)	0	(3)
Euro-OAT France Government 10-Year Bond June Futures	06/2018	49		(9,321)	(191)	0	(17)
Put Options Strike @ EUR 129.500 on Euro-Bobl June 2018 Futures	05/2018	377		(9)	70	7	0
Put Options Strike @ EUR 156.500 on Euro-Bund 10-Year Bond June 2018 Futures	05/2018	81		(15)	15	5	0
U.S. Treasury 30-Year Bond June Futures	06/2018	215	$	(31,524)	(864)	0	(161)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	12/2019	1,384	GBP	(239,467)	550	24	(146)
United Kingdom Long Gilt June Futures	06/2018	48		(8,271)	(71)	0	(46)

					$292	$65	$(381)

Total Futures Contracts					$3,568	$975	$(581)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)

Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Altria Group, Inc.	(1.000)%	Quarterly	12/20/2020	0.162%	$	3,000	$(88)	$20	$(68)	$0	$0
BASF SE	(1.000)	Quarterly	12/20/2020	0.138	EUR	200	(6)	0	(6)	0	0
Bayer AG	(1.000)	Quarterly	12/20/2020	0.190		1,300	(29)	(7)	(36)	1	0
Fortum Oyj	(1.000)	Quarterly	12/20/2020	0.251		200	(4)	(1)	(5)	0	0
Koninklijke DSM NV	(1.000)	Quarterly	12/20/2020	0.159		1,900	(60)	5	(55)	1	0
Pfizer, Inc.	(1.000)	Quarterly	12/20/2020	0.178	$	2,000	(58)	13	(45)	0	0
Reynolds American, Inc.	(1.000)	Quarterly	12/20/2020	0.185		3,400	(100)	25	(75)	0	0
Telia Co. AB	(1.000)	Quarterly	12/20/2020	0.206	EUR	900	(22)	(3)	(25)	0	0
United Utilities PLC	(1.000)	Quarterly	12/20/2020	0.343		300	(5)	(2)	(7)	0	0
UnitedHealth Group, Inc.	(1.000)	Quarterly	12/20/2020	0.200	$	2,100	(58)	13	(45)	1	0

							$(430)	$63	$(367)	$3	$0

82	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2018

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Daimler AG	1.000%	Quarterly	12/20/2020	0.311%	EUR	600	$10	$4	$14	$0	$0
Ryder System, Inc.	1.000	Quarterly	06/20/2022	0.478	$	900	16	3	19	0	0
Shell International Finance BV	1.000	Quarterly	12/20/2026	0.691	EUR	2,000	(36)	101	65	0	(9)
Telecom Italia SpA	1.000	Quarterly	06/20/2024	1.728		800	(52)	10	(42)	0	(4)

							$(62)	$118	$56	$0	$(13)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.HY-29 5-Year Index	(5.000)%	Quarterly	12/20/2022	$	4,700	$(356)	$44	$(312)	$0	$(19)
CDX.IG-29 5-Year Index	(1.000)	Quarterly	12/20/2022		128,400	(2,967)	539	(2,428)	0	(114)
iTraxx Europe Main 26 5-Year Index	(1.000)	Quarterly	12/20/2021	EUR	239,300	(2,832)	(4,392)	(7,224)	0	(192)
iTraxx Europe Main 28 5-Year Index	(1.000)	Quarterly	12/20/2022		107,700	(2,853)	(244)	(3,097)	0	(77)

						$(9,008)	$(4,053)	$(13,061)	$0	$(402)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.EM-29 5-Year Index	1.000%	Quarterly	06/20/2023	$2,700	$(51)	$4	$(47)	$4	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive(7)	1-Day USD-Federal Funds Rate Compounded-OIS	1.724%	Annual	09/19/2018	$	153,500	$0	$59	$59	$7	$0
Pay	3-Month CAD-Bank Bill	1.400	Semi-Annual	09/13/2019	CAD	141,900	(270)	(808)	(1,078)	72	0
Receive	3-Month CAD-Bank Bill	1.850	Semi-Annual	09/15/2027		30,800	714	606	1,320	0	(90)
Pay	3-Month CHF-LIBOR	0.050	Annual	03/16/2026	CHF	7,200	(12)	(101)	(113)	18	0
Pay(7)	3-Month NZD-BBR	2.500	Semi-Annual	02/14/2020	NZD	196,300	218	27	245	51	0
Pay	3-Month USD-LIBOR	1.945	Maturity	09/19/2018	$	153,500	0	(137)	(137)	0	(7)
Pay(7)	3-Month USD-LIBOR	1.750	Semi-Annual	04/01/2019		634,400	(522)	(1,744)	(2,266)	0	(23)
Pay(7)	3-Month USD-LIBOR	0.000	Quarterly	03/02/2020		98,800	0	4	4	9	0
Receive(7)	3-Month USD-LIBOR	2.000	Semi-Annual	04/01/2020		634,400	357	2,062	2,419	0	(68)
Receive(7)	3-Month USD-LIBOR	1.750	Semi-Annual	06/20/2020		180,200	3,527	(453)	3,074	0	(11)
Pay	3-Month USD-LIBOR	2.071	Quarterly	06/12/2022		23,700	0	38	38	1	0
Pay	3-Month USD-LIBOR	2.178	Quarterly	06/19/2022		49,900	4	70	74	5	0
Receive(7)	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		2,400	93	(12)	81	0	(1)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2023		18,400	475	393	868	0	(11)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		69,720	2,239	2,971	5,210	0	(108)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		3,600	(28)	99	71	0	(7)
Receive(7)	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		62,000	3,490	(574)	2,916	0	(133)
Receive(7)	3-Month USD-LIBOR	2.098	Semi-Annual	07/01/2041		43,800	790	245	1,035	0	(37)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/21/2046		4,900	229	369	598	0	(27)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		52,600	(1,699)	2,641	942	0	(313)
Receive(7)	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		300	32	(8)	24	0	(2)
Receive(7)	3-Month USD-LIBOR	2.953	Semi-Annual	11/12/2049		2,300	0	(29)	(29)	0	(15)
Receive(7)	3-Month USD-LIBOR	2.955	Semi-Annual	11/12/2049		8,800	0	(116)	(116)	0	(56)
Pay(7)	3-Month ZAR-JIBAR	7.250	Quarterly	06/20/2023	ZAR	237,300	64	2	66	0	(84)
Pay	3-Month ZAR-JIBAR	8.500	Quarterly	03/15/2027		83,900	(52)	496	444	0	(42)
Pay(7)	6-Month EUR-EURIBOR	0.000	Annual	09/19/2020	EUR	124,900	5	108	113	26	0
Pay(7)	6-Month EUR-EURIBOR	0.500	Annual	06/20/2023		39,300	70	105	175	32	0
Pay(7)	6-Month EUR-EURIBOR	0.500	Annual	09/19/2023		169,200	(676)	678	2	178	0
Pay(7)	6-Month EUR-EURIBOR	1.000	Annual	06/20/2028		2,200	(6)	3	(3)	3	0
Pay(7)	6-Month EUR-EURIBOR	1.250	Annual	09/19/2028		43,400	609	339	948	53	0
Receive(7)	6-Month EUR-EURIBOR	1.500	Annual	06/20/2048		1,400	46	(46)	0	4	0
Receive(7)	6-Month EUR-EURIBOR	1.500	Annual	09/19/2048		16,300	332	(248)	84	34	0
Pay(7)	6-Month GBP-LIBOR	1.000	Annual	09/19/2019	GBP	118,300	18	(203)	(185)	36	0
Pay(7)	6-Month GBP-LIBOR	1.250	Annual	12/19/2019		98,500	143	(51)	92	48	0
Receive(7)	6-Month GBP-LIBOR	1.000	Annual	09/18/2020		118,300	347	211	558	0	(95)
Pay(7)	6-Month GBP-LIBOR	1.250	Semi-Annual	09/19/2020		34,700	(3)	(8)	(11)	33	0

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	83

Schedule of Investments PIMCO Foreign Bond Fund (Unhedged) (Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive(7)	6-Month GBP-LIBOR	1.500%	Annual	12/18/2020	GBP	98,500	$(155)	$(9)	$(164)	$0	$(71)
Receive(7)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2023		8,900	(2)	(45)	(47)	0	(34)
Receive(7)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2028		15,800	164	(62)	102	0	(37)
Receive(7)	6-Month GBP-LIBOR	1.750	Semi-Annual	09/19/2048		1,350	(71)	(38)	(109)	0	(11)
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	09/18/2022	JPY	1,070,000	(252)	70	(182)	1	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027		1,090,000	16	(42)	(26)	4	0
Receive	6-Month JPY-LIBOR	0.354	Semi-Annual	01/18/2028		160,000	2	(13)	(11)	1	0
Receive	6-Month JPY-LIBOR	0.351	Semi-Annual	02/08/2028		250,000	0	(15)	(15)	1	0
Receive	6-Month JPY-LIBOR	0.301	Semi-Annual	02/13/2028		460,000	29	(36)	(7)	2	0
Receive	6-Month JPY-LIBOR	0.354	Semi-Annual	02/16/2028		510,000	1	(33)	(32)	2	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		1,360,000	94	(102)	(8)	5	0
Receive(7)	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028		290,000	5	(24)	(19)	1	0
Receive(7)	6-Month JPY-LIBOR	0.399	Semi-Annual	06/18/2028		280,000	0	(23)	(23)	1	0
Pay	6-Month JPY-LIBOR	1.250	Semi-Annual	06/17/2035		850,000	1,113	(191)	922	0	(5)
Receive	6-Month JPY-LIBOR	1.500	Semi-Annual	12/21/2045		1,180,000	(2,478)	482	(1,996)	14	0
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	09/20/2046		320,000	334	(59)	275	3	0
Pay	28-Day MXN-TIIE	7.740	Lunar	02/22/2027	MXN	58,200	(7)	34	27	13	0

							$9,327	$6,882	$16,209	$658	$(1,288)

Total Swap Agreements							$(224)	$3,014	$2,790	$665	$(1,703)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability(6)
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$1	$975	$665	$1,641	$0	$(581)	$(1,724)	$(2,305)

(m)	Securities with an aggregate market value of $6,235 and cash of $14,711 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	Unsettled variation margin liability of $(21) for closed swap agreements is outstanding at period end.
(7)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

84	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2018

(n)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	04/2018	DKK	123,620		$19,742	$0	$(662)
	04/2018	JPY	220,000		2,076	9	0
	04/2018	NOK	1,152,088		149,706	2,734	0
	04/2018	SEK	388,766		47,930	1,370	0
	04/2018		$138,941	AUD	176,479	0	(3,396)
	04/2018		616	RUB	35,999	11	0
	04/2018		7,841	SEK	64,226	0	(149)
	05/2018	ARS	23		$1	0	0
	05/2018	SEK	64,226		7,857	149	0
	05/2018		$149,845	NOK	1,152,088	0	(2,743)
	05/2018		33,240	ZAR	401,674	529	(2)
	05/2018	ZAR	85,006		$7,094	0	(52)
	06/2018	KRW	4,374,316		4,087	0	(39)
	06/2018		$3,094	IDR	42,837,503	9	0
	08/2018		943	AUD	1,202	0	(19)
BPS	04/2018	BRL	9,487		$2,912	39	0
	04/2018	JPY	900,000		8,130	0	(338)
	04/2018		$2,854	BRL	9,487	19	0
	04/2018		2,288	KRW	2,431,915	3	0
	05/2018	PEN	2,414		$739	0	(8)
	05/2018		$2,904	BRL	9,487	0	(37)
	05/2018		8,526	MXN	158,033	117	0
	06/2018	JPY	990,000		$9,340	0	(1)
	06/2018		$37	ARS	734	0	(2)
	08/2018		634	AUD	812	0	(10)
BRC	04/2018	GBP	5,300		$7,416	0	(25)
	05/2018		$54	ILS	189	0	0
	05/2018		47,911	MXN	899,518	1,287	0
CBK	04/2018	BRL	13,800		$4,175	0	(4)
	04/2018	CAD	3,800		2,904	0	(46)
	04/2018	DKK	265,429		42,461	0	(1,349)
	04/2018	EUR	5,430		6,694	13	0
	04/2018	JPY	1,399,700		13,232	76	(3)
	04/2018	RUB	344,407		5,967	0	(33)
	04/2018		$4,226	BRL	13,800	5	(52)
	04/2018		711	DKK	4,235	0	(12)
	04/2018		3,028	EUR	2,460	0	(1)
	04/2018		103,889	GBP	73,878	8	(247)
	04/2018		146,229	NOK	1,141,098	0	(658)
	04/2018		7,047	RUB	406,884	35	0
	05/2018	GBP	415		$585	2	0
	05/2018	JPY	280,000		2,576	0	(62)
	05/2018		$4,164	BRL	13,800	6	0
	05/2018		3,283	JPY	348,100	0	(6)
	06/2018	INR	145,246		$2,217	4	0
	06/2018	JPY	720,000		6,789	0	(4)
	06/2018		$27,679	JPY	2,910,000	0	(223)
	08/2018		124	ARS	2,561	0	(6)
DUB	04/2018	AUD	171,172		$132,470	1,001	0
	04/2018	CAD	7,100		5,505	0	(6)
	04/2018	TRY	797		203	2	0
	04/2018		$9,597	EUR	7,830	38	0
	04/2018		5,424	RUB	308,408	0	(52)
	05/2018		132,484	AUD	171,172	0	(1,014)
	07/2018	BRL	9,360		$2,655	0	(158)
	01/2019		$3,773	EUR	3,000	8	0
FBF	04/2018	BRL	4,049		$1,244	18	0
	04/2018		$1,218	BRL	4,049	8	0
	05/2018		2,295	RUB	129,968	0	(41)
	06/2018		43,586		2,497,836	0	(331)
GLM	04/2018	BRL	13,800		$4,152	0	(28)
	04/2018	CAD	3,000		2,317	0	(12)
	04/2018	EUR	18,506		22,662	52	(164)
	04/2018	GBP	5,470		7,711	37	0

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	85

Schedule of Investments PIMCO Foreign Bond Fund (Unhedged) (Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2018	TRY	529		$135	$1	$0
	04/2018		$1,839	AUD	2,365	0	(22)
	04/2018		$4,175	BRL	13,800	5	0
	04/2018		9,604	CAD	12,359	0	(11)
	04/2018		133,568	EUR	108,016	0	(659)
	04/2018		14,452	GBP	10,270	0	(43)
	04/2018		1,739	KRW	1,975,330	121	0
	04/2018		1,389	NOK	10,990	13	0
	04/2018		694	RUB	39,863	1	0
	05/2018	ARS	3,900		$186	0	(3)
	05/2018	JPY	510,000		4,803	0	(4)
	05/2018		$7,720	GBP	5,470	0	(37)
	05/2018		822	ZAR	9,906	12	(1)
	06/2018		13,686	CNH	86,948	128	0
	07/2018		3,410	COP	9,825,804	92	0
HUS	04/2018	CAD	12,359		$9,607	14	0
	04/2018	GBP	80,660		114,689	1,523	0
	04/2018	JPY	2,334,264		21,951	12	0
	04/2018	MXN	18,622		1,020	0	(4)
	04/2018	RUB	39,863		691	0	(4)
	04/2018		$65,403	CAD	82,622	2	(1,273)
	04/2018		13,058	DKK	80,115	165	0
	04/2018		2,340	KRW	2,500,524	15	0
	04/2018		690	RUB	39,863	4	0
	04/2018		39,169	SEK	324,540	0	(301)
	05/2018	RUB	449,640		$7,755	0	(43)
	05/2018		$902	BRL	2,969	0	(5)
	05/2018		9,612	CAD	12,359	0	(14)
	05/2018		114,827	GBP	80,660	0	(1,522)
	05/2018		627	PEN	2,030	1	0
	06/2018	JPY	350,000		$3,324	20	0
	06/2018		$71	CNH	443	0	0
	06/2018		234	IDR	3,231,346	0	0
	06/2018		5,778	KRW	6,245,285	113	0
	08/2018		254	ARS	5,255	0	(12)
	12/2018	EUR	1,867		$2,352	8	0
	12/2018		$3,568	AUD	4,490	0	(114)
	02/2019		1,884		2,370	0	(60)
	03/2019	BRL	2,092		$620	4	0
	03/2019		$620	MXN	12,211	18	0
JPM	04/2018	AUD	12,469		$9,613	37	0
	04/2018	BRL	35,161		10,579	0	(72)
	04/2018	CAD	80,471		62,484	63	(43)
	04/2018	CHF	125,019		132,299	1,526	0
	04/2018	JPY	960,000		8,674	0	(358)
	04/2018	KRW	6,619,882		6,076	0	(159)
	04/2018	NZD	54,677		39,447	0	(69)
	04/2018		$3,710	AUD	4,797	0	(25)
	04/2018		10,758	BRL	35,161	0	(108)
	04/2018		7,269	CAD	9,361	12	(14)
	04/2018		133,252	CHF	124,080	0	(3,461)
	04/2018		19,489	CLP	11,761,612	0	(12)
	04/2018		11,385	DKK	68,965	79	(81)
	04/2018		34,681	EUR	28,239	93	(27)
	04/2018		2,751	GBP	1,982	30	0
	04/2018		2,658	KRW	2,962,846	133	0
	04/2018		97,535	NZD	133,018	0	(1,403)
	05/2018		60,123	CAD	77,364	9	(46)
	05/2018		132,615	CHF	125,019	0	(1,532)
	06/2018	JPY	880,000		$8,307	4	0
MSB	04/2018	BRL	25,000		7,863	290	0
	04/2018	EUR	1,800		2,233	14	0
	04/2018	KRW	2,956,341		2,761	0	(23)
	04/2018		$7,521	BRL	25,000	51	0
	04/2018		41,921	JPY	4,460,800	16	(11)
	05/2018	JPY	6,190,000		$57,974	53	(411)
	05/2018		$2,420	ARS	50,743	37	0
	06/2018	JPY	3,780,000		$35,828	144	0
	06/2018		$6,794	RUB	387,818	0	(78)
	07/2018	PLN	16,542		$4,868	26	0

86	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2018

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	08/2018		$43	ARS	892	$0	$(2)
NAB	04/2018	CAD	2,200		$1,705	0	(3)
	04/2018		$3,150	NZD	4,336	0	(17)
RBC	04/2018	EUR	10,721		$12,532	0	(684)
	04/2018	JPY	27,100		258	3	0
RYL	04/2018		$989	CHF	939	0	(7)
SCX	05/2018		6,501	ZAR	77,894	47	0
	06/2018	CNH	1,340		$211	0	(2)
	06/2018		$10,700	CNH	67,267	0	(13)
	06/2018		2,152	INR	141,738	7	0
SOG	04/2018	BRL	7,825		$2,423	53	0
	04/2018	PLN	16,542		4,937	104	0
	04/2018		$2,354	BRL	7,825	16	0
	05/2018		3,280	CZK	68,056	22	0
	08/2018		48	ARS	1,003	0	(2)
	12/2018		2,353	EUR	1,867	0	(8)
TOR	04/2018	CAD	1,200		$930	0	(1)
	04/2018		$6,880	EUR	5,548	0	(53)
	05/2018	EUR	5,548		$6,894	53	0
UAG	04/2018	CAD	11,560		8,907	1	(67)
	04/2018	EUR	140,078		172,789	1,051	(646)
	04/2018	JPY	5,904,000		55,413	525	(618)
	04/2018	KRW	1,973,417		1,739	0	(119)
	04/2018	NZD	82,677		60,282	531	0
	04/2018		$38,800	DKK	234,342	0	(120)
	05/2018	JPY	410,000		$3,772	0	(91)
	05/2018		$160,553	EUR	129,357	0	(1,056)
	05/2018		40,769	JPY	4,274,000	0	(537)
	05/2018		60,273	NZD	82,677	0	(527)
	05/2018		6,537	TRY	25,609	0	(141)
	06/2018	JPY	1,840,000		$17,346	0	(15)
	06/2018		$6,260	CNH	40,019	98	0
	07/2018	DKK	234,342		$39,073	132	0

Total Forward Foreign Currency Contracts						$15,121	$(28,789)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Call - OTC USD versus JPY	JPY	120.000	04/17/2020		$4,812	$89	$22
BRC	Put - OTC GBP versus USD		$1.275	04/11/2018	GBP	75,000	10	0
	Call - OTC USD versus CHF	CHF	1.020	05/02/2018		$122,000	12	3
	Call - OTC USD versus NOK	NOK	8.700	05/02/2018		47,500	5	2
CBK	Put - OTC GBP versus USD		$1.315	05/04/2018	GBP	5,751	43	1
DUB	Put - OTC EUR versus USD		1.201	01/22/2019	EUR	6,000	82	67
	Put - OTC EUR versus USD		1.219	02/05/2019		11,213	161	179
	Call - OTC USD versus JPY	JPY	120.000	04/17/2020		$2,646	48	12
GLM	Call - OTC USD versus JPY		120.000	04/20/2020		5,049	94	23
HUS	Put - OTC AUD versus USD		$0.735	02/05/2019	AUD	14,300	141	186
	Put - OTC EUR versus USD		1.219	02/05/2019	EUR	1,571	22	25
	Call - OTC USD versus BRL	BRL	3.375	03/12/2019		$3,100	167	168
	Put - OTC USD versus BRL		3.375	03/12/2019		3,100	167	148
SOG	Put - OTC EUR versus USD		$1.185	12/12/2018	EUR	12,100	95	90

							$1,136	$926

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
FAR	Put - OTC Fannie Mae, TBA 4.000% due 04/01/2048	$	76.500	04/05/2018	$	24,000	$1	$0

Total Purchased Options							$1,137	$926

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	87

Schedule of Investments PIMCO Foreign Bond Fund (Unhedged) (Cont.)

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-30 5-Year Index	Sell	0.850%	05/16/2018		$2,400	$(2)	$(2)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018		2,100	(2)	(2)
BPS	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018		4,000	(6)	(5)
BRC	Put - OTC CDX.IG-30 5-Year Index	Sell	0.950	07/18/2018		1,500	(3)	(2)
	Call - OTC iTraxx Europe 28 5-Year Index	Buy	0.475	04/18/2018	EUR	43,700	(36)	(17)
	Put - OTC iTraxx Europe 28 5-Year Index	Sell	0.700	04/18/2018		43,700	(50)	(7)
CBK	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018		$2,100	(2)	(2)
DUB	Put - OTC CDX.IG-30 5-Year Index	Sell	0.950	07/18/2018		1,800	(3)	(3)
FBF	Put - OTC CDX.IG-29 5-Year Index	Sell	0.800	05/16/2018		3,400	(5)	(2)
GST	Put - OTC CDX.IG-30 5-Year Index	Sell	0.850	06/20/2018		2,200	(4)	(3)
JPM	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018		3,400	(4)	(4)

							$(117)	$(49)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Put - OTC GBP versus USD		$1.295	05/04/2018	GBP	9,639	$(98)	$(1)
CLY	Call - OTC AUD versus USD		0.796	08/16/2018	AUD	1,553	(30)	(10)
	Put - OTC AUD versus USD		0.796	08/16/2018		1,553	(33)	(52)
DUB	Call - OTC EUR versus USD		1.332	01/22/2019	EUR	6,000	(83)	(68)
	Call - OTC EUR versus USD		1.357	02/05/2019		11,213	(163)	(97)
	Put - OTC USD versus CAD	CAD	1.229	04/06/2018		$6,900	(32)	0
	Call - OTC USD versus TRY	TRY	3.990	04/20/2018		795	(6)	(7)
FBF	Call - OTC AUD versus USD		$0.796	08/16/2018	AUD	498	(9)	(3)
	Put - OTC AUD versus USD		0.796	08/16/2018		498	(11)	(17)
GLM	Put - OTC AUD versus CAD	CAD	0.961	06/29/2018		6,100	(34)	(20)
	Call - OTC AUD versus CAD		1.024	06/29/2018		6,100	(36)	(13)
	Put - OTC CAD versus JPY	JPY	76.700	06/19/2018	CAD	5,600	(73)	(15)
	Call - OTC USD versus BRL	BRL	3.892	07/02/2018		$4,700	(452)	(5)
	Put - OTC USD versus BRL		3.892	07/02/2018		4,700	(452)	(800)
	Put - OTC USD versus KRW	KRW	1,075.000	04/20/2018		756	(14)	(12)
	Call - OTC USD versus TRY	TRY	4.000	04/13/2018		642	(3)	(3)
HUS	Call - OTC AUD versus USD		$0.825	12/04/2018	AUD	14,300	(186)	(73)
	Call - OTC EUR versus USD		1.357	02/05/2019	EUR	1,571	(23)	(14)
	Call - OTC USD versus MXN	MXN	19.695	03/12/2019		$3,100	(167)	(129)
	Put - OTC USD versus MXN		19.695	03/12/2019		3,100	(167)	(215)
JPM	Put - OTC AUD versus CAD	CAD	0.961	06/29/2018	AUD	7,507	(39)	(24)
	Call - OTC AUD versus CAD		1.024	06/29/2018		7,507	(33)	(16)
	Put - OTC USD versus KRW	KRW	1,075.000	04/25/2018		$29	(1)	(1)
MSB	Call - OTC AUD versus USD		$0.796	08/16/2018	AUD	1,295	(25)	(8)
	Put - OTC AUD versus USD		0.796	08/16/2018		1,295	(28)	(43)

							$(2,198)	$(1,646)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	$5,400	$(70)	$0

Total Written Options						$(2,385)	$(1,695)

88	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2018

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - BUY PROTECTION(1)

Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Japan Government International Bond	(1.000)%	Quarterly	06/20/2022	0.174%	$	600	$(21)	$1	$0	$(20)
BPS	Credit Suisse Group Finance	(1.000)	Quarterly	06/20/2022	0.729	EUR	1,800	31	(57)	0	(26)
	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.174	$	4,700	(168)	10	0	(158)
BRC	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.174		1,600	(56)	2	0	(54)
CBK	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.174		2,600	(92)	4	0	(88)
GST	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.174		3,200	(113)	5	0	(108)
HUS	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.174		4,200	(142)	1	0	(141)

								$(561)	$(34)	$0	$(595)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
CBK	Shire Acquisitions Investments Ireland DAC	1.000%	Quarterly	12/20/2021	1.116%	EUR	500	$(18)	$15	$0	$(3)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)

Counterparty	Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BPS	iTraxx Europe Subordinated 27 5-Year Index	(1.000)%	Quarterly	06/20/2022	EUR	4,500	$235	$(256)	$0	$(21)

CROSS-CURRENCY SWAPS

Counterparty	Receive	Pay	Payment Frequency	Maturity Date(6)	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Floating rate equal to 3-Month AUD-LIBOR plus 0.362% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	09/26/2027	AUD	6,900	$5,470	$25	$(201)	$0	$(176)
	Floating rate equal to 3-Month AUD-LIBOR plus 0.368% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/05/2027		4,100	3,229	(10)	(74)	0	(84)
DUB	Floating rate equal to 3-Month GBP-LIBOR less 0.055% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/13/2026	GBP	1,600	1,952	(1)	277	276	0
MYC	Floating rate equal to 3-Month AUD-LIBOR plus 0.368% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/06/2027	AUD	1,315	1,028	4	(23)	0	(19)
RYL	Floating rate equal to 3-Month GBP-LIBOR less 0.055% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/13/2026	GBP	2,900	3,539	85	414	499	0

								$103	$393	$775	$(279)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	89

Schedule of Investments PIMCO Foreign Bond Fund (Unhedged) (Cont.)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
CBK	Receive	3-Month KRW-KORIBOR	2.013%	Quarterly	07/10/2027	KRW	5,636,300	$0	$133	$133	$0
JPM	Receive	3-Month KRW-KORIBOR	2.005	Quarterly	07/10/2027		10,227,900	0	248	248	0

								$0	$381	$381	$0

VOLATILITY SWAPS

Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
DUB	Pay	EUR versus CHF 1-Year ATM Realized Volatility	6.800%	Maturity	06/24/2019	$8	$0	$10	$10	$0
	Pay	EUR versus CHF 1-Year ATM Realized Volatility	6.750	Maturity	06/26/2019	12	0	14	14	0
	Receive	USD versus CHF 1-Year ATM Realized Volatility	9.000	Maturity	06/24/2019	8	0	(10)	0	(10)
	Receive	USD versus CHF 1-Year ATM Realized Volatility	9.000	Maturity	06/26/2019	12	0	(14)	0	(14)

							$0	$0	$24	$(24)

Total Swap Agreements							$(241)	$499	$1,180	$(922)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
BOA	$4,811	$22	$0	$4,833	$(7,062)	$(4)	$(20)	$(7,086)	$(2,253)	$2,693	$440
BPS	178	0	0	178	(396)	(5)	(465)	(866)	(688)	849	161
BRC	1,287	5	0	1,292	(25)	(26)	(54)	(105)	1,187	(610)	577
CBK	149	1	133	283	(2,706)	(3)	(91)	(2,800)	(2,517)	1,978	(539)
CLY	0	0	0	0	0	(62)	0	(62)	(62)	0	(62)
DUB	1,049	258	300	1,607	(1,230)	(175)	(24)	(1,429)	178	0	178
FBF	26	0	0	26	(372)	(22)	0	(394)	(368)	690	322
GLM	462	23	0	485	(984)	(868)	0	(1,852)	(1,367)	1,236	(131)
GST	0	0	0	0	0	(3)	(108)	(111)	(111)	0	(111)
HUS	1,899	527	0	2,426	(3,352)	(431)	(141)	(3,924)	(1,498)	1,641	143
JPM	1,986	0	248	2,234	(7,410)	(45)	0	(7,455)	(5,221)	5,451	230
MSB	631	0	0	631	(525)	(51)	0	(576)	55	359	414
MYC	0	0	0	0	0	0	(19)	(19)	(19)	(132)	(151)
NAB	0	0	0	0	(20)	0	0	(20)	(20)	0	(20)
RBC	3	0	0	3	(684)	0	0	(684)	(681)	834	153
RYL	0	0	499	499	(7)	0	0	(7)	492	(20)	472
SCX	54	0	0	54	(15)	0	0	(15)	39	0	39
SOG	195	90	0	285	(10)	0	0	(10)	275	(260)	15
TOR	53	0	0	53	(54)	0	0	(54)	(1)	0	(1)
UAG	2,338	0	0	2,338	(3,937)	0	0	(3,937)	(1,599)	1,598	(1)

Total Over the Counter	$15,121	$926	$1,180	$17,227	$(28,789)	$(1,695)	$(922)	$(31,406)

(o)	Securities with an aggregate market value of $17,330 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2018.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

90	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2018

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$1	$1
Futures	0	0	0	0	975	975
Swap Agreements	0	7	0	0	658	665

	$0	$7	$0	$0	$1,634	$1,641

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$15,121	$0	$15,121
Purchased Options	0	0	0	926	0	926
Swap Agreements	0	0	0	799	381	1,180

	$0	$0	$0	$16,846	$381	$17,227

	$0	$7	$0	$16,846	$2,015	$18,868

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$581	$581
Swap Agreements	0	415	0	0	1,309	1,724

	$0	$415	$0	$0	$1,890	$2,305

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$28,789	$0	$28,789
Written Options	0	49	0	1,646	0	1,695
Swap Agreements	0	619	0	303	0	922

	$0	$668	$0	$30,738	$0	$31,406

	$0	$1,083	$0	$30,738	$1,890	$33,711

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$18	$18
Written Options	0	0	0	0	123	123
Futures	0	0	0	0	(2,580)	(2,580)
Swap Agreements	0	(6,979)	0	0	11,069	4,090

	$0	$(6,979)	$0	$0	$8,630	$1,651

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	91

Schedule of Investments PIMCO Foreign Bond Fund (Unhedged) (Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$52,011	$0	$52,011
Purchased Options	0	0	0	(322)	(765)	(1,087)
Written Options	0	0	0	786	495	1,281
Swap Agreements	0	(172)	0	22,798	149	22,775

	$0	$(172)	$0	$75,273	$(121)	$74,980

	$0	$(7,151)	$0	$75,273	$8,509	$76,631

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$20	$20
Futures	0	0	0	0	2,682	2,682
Swap Agreements	0	(2,099)	0	0	(520)	(2,619)

	$0	$(2,099)	$0	$0	$2,182	$83

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(18,712)	$0	$(18,712)
Purchased Options	0	0	0	(112)	413	301
Written Options	0	68	0	279	(161)	186
Swap Agreements	0	(324)	0	(1,886)	74	(2,136)

	$0	$(256)	$0	$(20,431)	$326	$(20,361)

	$0	$(2,355)	$0	$(20,431)	$2,508	$(20,278)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$3,878	$0	$3,878
Australia
Non-Agency Mortgage-Backed Securities	0	2,201	0	2,201
Brazil
Corporate Bonds & Notes	0	8,539	0	8,539
Loan Participations and Assignments	0	0	1,001	1,001
Canada
Corporate Bonds & Notes	0	2,996	0	2,996
Non-Agency Mortgage-Backed Securities	0	4,452	0	4,452
Sovereign Issues	0	60,799	0	60,799
Cayman Islands
Asset-Backed Securities	0	52,517	0	52,517
Corporate Bonds & Notes	0	1,457	0	1,457
Curacao
Corporate Bonds & Notes	0	632	0	632
Denmark
Corporate Bonds & Notes	0	45,226	0	45,226
Sovereign Issues	0	8,158	0	8,158
France
Corporate Bonds & Notes	0	26,582	0	26,582
Sovereign Issues	0	30,095	0	30,095
Germany
Corporate Bonds & Notes	0	10,748	0	10,748
Guernsey, Channel Islands
Corporate Bonds & Notes	0	1,996	0	1,996
Hong Kong
Corporate Bonds & Notes	0	2,207	0	2,207
Ireland
Asset-Backed Securities	0	5,546	0	5,546
Corporate Bonds & Notes	0	5,303	0	5,303
Israel
Sovereign Issues	0	2,038	0	2,038
Italy
Corporate Bonds & Notes	0	5,482	0	5,482
Non-Agency Mortgage-Backed Securities	0	606	0	606
Sovereign Issues	0	30,031	0	30,031

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Japan
Corporate Bonds & Notes	$0	$16,162	$0	$16,162
Sovereign Issues	0	146,395	0	146,395
Jersey, Channel Islands
Corporate Bonds & Notes	0	1,245	0	1,245
Kuwait
Sovereign Issues	0	9,331	0	9,331
Luxembourg
Corporate Bonds & Notes	0	3,520	0	3,520
Netherlands
Asset-Backed Securities	0	194	0	194
Corporate Bonds & Notes	0	16,784	0	16,784
Loan Participations and Assignments	0	0	398	398
Norway
Corporate Bonds & Notes	0	2,744	0	2,744
Sovereign Issues	0	1,566	0	1,566
Poland
Sovereign Issues	0	4,970	0	4,970
Portugal
Corporate Bonds & Notes	0	1,651	0	1,651
Qatar
Sovereign Issues	0	310	0	310
Saudi Arabia
Sovereign Issues	0	15,368	0	15,368
Singapore
Corporate Bonds & Notes	0	845	0	845
Slovenia
Sovereign Issues	0	6,849	0	6,849
South Korea
Sovereign Issues	0	469	0	469
Spain
Corporate Bonds & Notes	0	3,221	0	3,221
Sovereign Issues	0	30,142	0	30,142
Supranational
Corporate Bonds & Notes	0	11,154	0	11,154
Sweden
Corporate Bonds & Notes	0	70,936	0	70,936

92	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2018

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Switzerland
Corporate Bonds & Notes	$0	$18,280	$0	$18,280
Sovereign Issues	0	2,151	0	2,151
Turkey
Sovereign Issues	0	500	0	500
United Arab Emirates
Sovereign Issues	0	4,686	0	4,686
United Kingdom
Corporate Bonds & Notes	0	75,238	0	75,238
Non-Agency Mortgage-Backed Securities	0	20,038	0	20,038
Sovereign Issues	0	45,994	0	45,994
United States
Asset-Backed Securities	0	23,673	0	23,673
Corporate Bonds & Notes	0	106,813	0	106,813
Loan Participations and Assignments	0	1,475	0	1,475
Municipal Bonds & Notes	0	1,247	0	1,247
Non-Agency Mortgage-Backed Securities	0	103,170	0	103,170
U.S. Government Agencies	0	171,623	0	171,623
U.S. Treasury Obligations	0	89,028	0	89,028
Short-Term Instruments
Commercial Paper	0	20,097	0	20,097
Repurchase Agreements	0	7,791	0	7,791
Short-Term Notes	0	1,989	0	1,989
Argentina Treasury Bills	0	6,518	0	6,518
Italy Treasury Bills	0	27,820	0	27,820
Japan Treasury Bills	0	169,102	0	169,102
U.K. Treasury Bills	0	7,435	0	7,435
U.S. Treasury Bills	0	2,035	0	2,035

	$0	$1,562,048	$1,399	$1,563,447

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$77,945	$0	$0	$77,945

Total Investments	$77,945	$1,562,048	$1,399	$1,641,392

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	975	666	0	1,641
Over the counter	0	17,227	0	17,227

	$975	$17,893	$0	$18,868

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(581)	(1,703)	0	(2,284)
Over the counter	0	(31,406)	0	(31,406)

	$(581)	$(33,109)	$0	$(33,690)

Total Financial Derivative Instruments	$394	$(15,216)	$0	$(14,822)

Totals	$78,339	$1,546,832	$1,399	$1,626,570

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	93

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 124.6%

ARGENTINA 0.4%

SOVEREIGN ISSUES 0.4%
Argentina Government International Bond
3.375% due 01/15/2023	EUR	1,000	$1,220
24.949% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	1,900	97
27.250% due 06/21/2020 ~		5,140	272

Total Argentina (Cost $1,578)			1,589

BELGIUM 0.3%

CORPORATE BONDS & NOTES 0.3%
KBC Group NV
5.625% due 03/19/2019 •(i)(j)	EUR	1,100	1,404

Total Belgium (Cost $1,325)			1,404

BRAZIL 1.1%

CORPORATE BONDS & NOTES 1.1%
Odebrecht Oil & Gas Finance Ltd.
0.000% due 04/30/2018 (f)(i)		$653	16
Petrobras Global Finance BV
7.250% due 03/17/2044		1,000	1,023
7.375% due 01/17/2027		3,400	3,687

Total Brazil (Cost $4,503)			4,726

CANADA 2.9%

CORPORATE BONDS & NOTES 0.3%
Air Canada Pass-Through Trust
3.300% due 07/15/2031		$200	195
Enbridge, Inc.
2.825% (US0003M + 0.700%) due 06/15/2020 ~		400	402
3.700% due 07/15/2027		900	864

			1,461

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.4%
Canadian Mortgage Pools
1.680% due 06/01/2020	CAD	1,217	947
1.880% due 08/01/2020		1,152	899

			1,846

SOVEREIGN ISSUES 2.2%
Canadian Government Real Return Bond
3.000% due 12/01/2036 (h)		2,302	2,587
Province of Alberta
2.350% due 06/01/2025		3,200	2,433
Province of Ontario
2.400% due 06/02/2026		6,400	4,862

			9,882

Total Canada (Cost $13,271)			13,189

CAYMAN ISLANDS 5.3%

ASSET-BACKED SECURITIES 4.7%
Blue Hill CLO Ltd.
2.902% (US0003M + 1.180%) due 01/15/2026 ~		$1,002	1,003
Bowman Park CLO Ltd.
3.100% (US0003M + 1.180%) due 11/23/2025 ~		1,300	1,301
Cent CLO Ltd.
2.970% (US0003M + 1.210%) due 07/27/2026 ~		2,600	2,603

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Hildene CLO Ltd.
2.919% (US0003M + 1.180%) due 07/19/2026 ~		$2,400	$2,402
Jamestown CLO Ltd.
2.951% (US0003M + 1.220%) due 01/17/2027 ~		2,400	2,402
MP CLO Ltd.
2.922% (US0003M + 1.200%) due 01/15/2027 ~		2,400	2,401
Nelder Grove CLO Ltd.
3.284% (US0003M + 1.300%) due 08/28/2026 ~		1,300	1,302
NewMark Capital Funding CLO Ltd.
2.555% (US0003M + 1.220%) due 06/30/2026 ~		1,300	1,300
Oak Hill Credit Partners Ltd.
2.875% (US0003M + 1.130%) due 07/20/2026 ~		2,600	2,604
Octagon Investment Partners Ltd.
2.822% (US0003M + 1.100%) due 04/15/2026 ~		1,300	1,300
Telos CLO Ltd.
3.001% (US0003M + 1.270%) due 01/17/2027 ~		2,400	2,402

			21,020

CORPORATE BONDS & NOTES 0.6%
Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022		1,370	1,326
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash or 7.200% PIK)
7.720% due 12/01/2026 (c)		3,393	1,009
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash or 7.720% PIK)
7.720% due 12/01/2026 (c)		739	220
Tencent Holdings Ltd.
3.595% due 01/19/2028		200	192

			2,747

Total Cayman Islands (Cost $26,124)			23,767

CHINA 0.2%

SOVEREIGN ISSUES 0.2%
China Development Bank
5.840% due 01/03/2019	CNY	2,730	441
China Government International Bond
3.290% due 04/18/2020		1,840	291
3.380% due 05/23/2023		900	141
4.080% due 08/22/2023		900	146

Total China (Cost $1,012)			1,019

COLOMBIA 0.3%

CORPORATE BONDS & NOTES 0.3%
Ecopetrol S.A.
5.875% due 05/28/2045		$1,100	1,089

Total Colombia (Cost $1,102)			1,089

CZECH REPUBLIC 0.1%

SOVEREIGN ISSUES 0.1%
Czech Republic Government International Bond
0.950% due 05/15/2030	CZK	5,600	238
2.500% due 08/25/2028		900	46

Total Czech Republic (Cost $266)			284

DENMARK 3.1%

CORPORATE BONDS & NOTES 3.1%
BRFkredit A/S
2.000% due 10/01/2047	DKK	3,336	554

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.000% due 10/01/2047	DKK	70	$12
Nordea Kredit Realkreditaktieselskab
2.000% due 10/01/2047		22,701	3,774
2.000% due 10/01/2050		3,393	557
2.500% due 10/01/2037		1,548	272
2.500% due 10/01/2047		96	17
Nykredit Realkredit A/S
2.000% due 10/01/2047		25,153	4,183
2.500% due 10/01/2047		35	6
Realkredit Danmark A/S
2.000% due 10/01/2047		25,791	4,285
2.500% due 10/01/2037		576	101
2.500% due 07/01/2047		93	16

Total Denmark (Cost $12,278)			13,777

FRANCE 1.3%

CORPORATE BONDS & NOTES 1.2%
BPCE S.A.
2.500% due 07/15/2019		$400	398
Dexia Credit Local S.A.
1.875% due 09/15/2021		3,600	3,484
2.250% due 02/18/2020		1,600	1,589

			5,471

SOVEREIGN ISSUES 0.1%
France Government International Bond
2.000% due 05/25/2048 (l)	EUR	300	408

Total France (Cost $5,953)			5,879

GERMANY 0.8%

CORPORATE BONDS & NOTES 0.8%
Deutsche Bank AG
2.560% due 01/22/2021 ~		$300	298
3.150% due 01/22/2021		100	99
4.250% due 10/14/2021		3,100	3,151

Total Germany (Cost $3,502)			3,548

GUERNSEY, CHANNEL ISLANDS 0.4%

CORPORATE BONDS & NOTES 0.4%
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 06/09/2023		$1,900	1,905

Total Guernsey, Channel Islands (Cost $1,896)			1,905

HONG KONG 0.5%

CORPORATE BONDS & NOTES 0.5%
AIA Group Ltd.
3.900% due 04/06/2028 (b)		$300	303
CNPC General Capital Ltd.
2.750% due 05/14/2019		1,800	1,796

Total Hong Kong (Cost $2,096)			2,099

INDONESIA 3.2%

SOVEREIGN ISSUES 3.2%
Indonesia Government International Bond
2.625% due 06/14/2023	EUR	3,400	4,451
4.350% due 01/11/2048		$1,800	1,719
5.250% due 01/17/2042		1,300	1,371
8.250% due 05/15/2036	IDR	23,834,000	1,879
8.375% due 03/15/2034		30,100,000	2,396
9.000% due 03/15/2029		29,661,000	2,472

Total Indonesia (Cost $14,411)			14,288

IRELAND 0.8%

CORPORATE BONDS & NOTES 0.8%
AerCap Ireland Capital DAC
4.625% due 10/30/2020		$1,800	1,854

94	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2018

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		$700	$689
SMBC Aviation Capital Finance DAC
2.650% due 07/15/2021		600	585
3.000% due 07/15/2022		400	391

Total Ireland (Cost $3,546)			3,519

ISRAEL 0.1%

SOVEREIGN ISSUES 0.1%
Israel Government International Bond
1.750% due 08/31/2025	ILS	1,900	555

Total Israel (Cost $536)			555

ITALY 6.1%

CORPORATE BONDS & NOTES 2.1%
Banca Carige SpA
3.875% due 10/24/2018	EUR	4,600	5,780
Intesa Sanpaolo SpA
6.250% due 05/16/2024 •(i)(j)		700	941
7.750% due 01/11/2027 •(i)(j)		600	904
Wind Tre SpA
3.125% due 01/20/2025		1,700	1,849

			9,474

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.6%
Casa d’Este Finance SRL
0.023% (EUR003M + 0.350%) due 09/15/2040 ~		451	554
Claris Abs SRL
0.076% (EUR006M + 0.350%) due 10/31/2060 ~		1,873	2,305

			2,859

SOVEREIGN ISSUES 3.4%
Italy Buoni Poliennali Del Tesoro
1.450% due 11/15/2024		3,400	4,269
2.350% due 09/15/2024 (h)		7,238	10,396
2.800% due 03/01/2067		100	117
3.450% due 03/01/2048		100	138

			14,920

Total Italy (Cost $26,064)			27,253

JAPAN 5.3%

CORPORATE BONDS & NOTES 0.9%
Central Nippon Expressway Co. Ltd.
2.327% (US0003M + 0.540%) due 08/04/2020 ~		$2,000	2,005
Mitsubishi UFJ Financial Group, Inc.
3.455% due 03/02/2023		1,100	1,099
Mizuho Financial Group, Inc.
2.951% due 09/11/2022 ~		500	503
ORIX Corp.
3.250% due 12/04/2024		200	195

			3,802

SOVEREIGN ISSUES 4.4%
Japan Bank for International Cooperation
2.000% due 11/04/2021		1,900	1,841
2.375% due 11/16/2022		400	389
Japan Finance Organization for Municipalities
2.125% due 04/13/2021		2,300	2,241
Japan Government International Bond
0.100% due 03/10/2026 (h)	JPY	1,174,633	11,691
0.500% due 09/20/2046		170,000	1,509

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Tokyo Metropolitan Government
2.000% due 05/17/2021		$1,900	$1,845

			19,516

Total Japan (Cost $23,776)			23,318

KUWAIT 1.6%

SOVEREIGN ISSUES 1.6%
Kuwait International Government Bond
2.750% due 03/20/2022		$1,800	1,766
3.500% due 03/20/2027		5,500	5,404

Total Kuwait (Cost $7,242)			7,170

LUXEMBOURG 0.9%

CORPORATE BONDS & NOTES 0.9%
Allergan Funding SCS
3.850% due 06/15/2024		$600	594
Altice Luxembourg S.A.
7.750% due 05/15/2022		300	279
Emerald Bay S.A.
0.000% due 10/08/2020 (f)	EUR	1,011	1,169
Gazprom OAO Via Gaz Capital S.A.
9.250% due 04/23/2019		$1,270	1,347
Sberbank of Russia Via SB Capital S.A.
3.080% due 03/07/2019	EUR	400	503

Total Luxembourg (Cost $3,810)			3,892

MALAYSIA 0.1%

SOVEREIGN ISSUES 0.1%
Malaysia Government International Bond
4.232% due 06/30/2031	MYR	2,100	537

Total Malaysia (Cost $546)			537

MEXICO 0.5%

CORPORATE BONDS & NOTES 0.0%
Corp. GEO S.A.B. de C.V.
9.250% due 06/30/2020 ^(d)		$700	0

SOVEREIGN ISSUES 0.5%
Mexico Government International Bond
4.000% due 03/15/2115	EUR	1,800	2,057

Total Mexico (Cost $2,552)			2,057

NETHERLANDS 1.6%

CORPORATE BONDS & NOTES 1.4%
ABN AMRO Bank NV
2.450% due 06/04/2020		$500	493
ING Bank NV
2.625% due 12/05/2022		4,000	3,924
4.125% due 11/21/2023 •		1,200	1,207
Stichting AK Rabobank Certificaten
6.500% (i)	EUR	100	151
Teva Pharmaceutical Finance Netherlands BV
3.250% due 04/15/2022		300	371

			6,146

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
EMF-NL Prime BV
0.471% (EUR003M + 0.800%) due 04/17/2041 ~		403	473
Eurosail PLC
1.171% (EUR003M + 1.500%) due 10/17/2040 ~		197	245

			718

Total Netherlands (Cost $6,718)			6,864

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NORWAY 0.5%

CORPORATE BONDS & NOTES 0.3%
DNB Boligkreditt A/S
2.500% due 03/28/2022		$1,200	$1,176

SOVEREIGN ISSUES 0.2%
Norway Government International Bond
3.750% due 05/25/2021	NOK	7,700	1,060

Total Norway (Cost $2,298)			2,236

PERU 1.0%

SOVEREIGN ISSUES 1.0%
Peru Government International Bond
6.150% due 08/12/2032	PEN	12,600	4,312

Total Peru (Cost $3,880)			4,312

PHILIPPINES 0.1%

SOVEREIGN ISSUES 0.1%
Philippines Government International Bond
6.250% due 01/14/2036	PHP	20,000	422

Total Philippines (Cost $504)			422

PORTUGAL 0.2%

CORPORATE BONDS & NOTES 0.2%
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^(d)	EUR	2,200	826

Total Portugal (Cost $2,403)			826

QATAR 0.9%

SOVEREIGN ISSUES 0.9%
Qatar Government International Bond
4.500% due 01/20/2022		$800	827
5.250% due 01/20/2020		3,200	3,321

Total Qatar (Cost $4,100)			4,148

ROMANIA 0.1%

SOVEREIGN ISSUES 0.1%
Romania Government International Bond
5.850% due 04/26/2023	RON	1,500	429

Total Romania (Cost $438)			429

SAUDI ARABIA 3.4%

SOVEREIGN ISSUES 3.4%
Saudi Government International Bond
2.375% due 10/26/2021		$6,900	6,653
2.875% due 03/04/2023		5,200	5,012
3.250% due 10/26/2026		1,200	1,126
3.625% due 03/04/2028		2,500	2,378

Total Saudi Arabia (Cost $15,677)			15,169

SINGAPORE 0.5%

CORPORATE BONDS & NOTES 0.2%
BOC Aviation Ltd.
2.750% due 09/18/2022		$600	574
3.500% due 09/18/2027		300	279

			853

SOVEREIGN ISSUES 0.3%
Singapore Government International Bond
2.125% due 06/01/2026	SGD	1,500	1,135

Total Singapore (Cost $1,971)			1,988

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	95

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOUTH AFRICA 0.1%

SOVEREIGN ISSUES 0.1%
South Africa Government International Bond
5.375% due 07/24/2044		$600	$577

Total South Africa (Cost $590)			577

SPAIN 2.0%

SOVEREIGN ISSUES 2.0%
Autonomous Community of Catalonia
4.220% due 04/26/2035	EUR	200	270
4.750% due 06/04/2018		1,150	1,426
4.900% due 09/15/2021		900	1,217
4.950% due 02/11/2020		600	793
Autonomous Community of Madrid
4.688% due 03/12/2020		1,700	2,289
Spain Government International Bond
0.250% due 04/30/2018		500	616
1.450% due 10/31/2027		1,500	1,906
2.900% due 10/31/2046		400	569

Total Spain (Cost $8,071)			9,086

SWEDEN 5.3%

CORPORATE BONDS & NOTES 5.3%
Lansforsakringar Hypotek AB
1.250% due 09/20/2023	SEK	19,100	2,332
2.250% due 09/21/2022		28,000	3,593
Nordea Hypotek AB
1.000% due 04/08/2022		29,800	3,644
PZU Finance AB
1.375% due 07/03/2019	EUR	1,700	2,125
Skandinaviska Enskilda Banken AB
1.500% due 12/15/2021	SEK	7,000	873
Stadshypotek AB
1.500% due 12/15/2021		30,000	3,742
4.500% due 09/21/2022		13,000	1,823
Sveriges Sakerstallda Obligationer AB
1.250% due 06/15/2022		12,000	1,480
2.000% due 06/17/2026		4,000	500
Swedbank Hypotek AB
1.000% due 09/15/2021		8,500	1,043
1.000% due 06/15/2022		20,700	2,527

Total Sweden (Cost $22,067)			23,682

SWITZERLAND 1.8%

CORPORATE BONDS & NOTES 1.8%
Credit Suisse Group AG
2.997% due 12/14/2023 •		$900	873
3.307% due 12/14/2023 ~		2,100	2,130
UBS AG
2.450% due 12/01/2020		300	295
2.486% due 12/01/2020 ~		700	701
2.627% (US0003M + 0.580%) due 06/08/2020 ~		1,500	1,507
5.125% due 05/15/2024 (j)		800	818
7.625% due 08/17/2022 (j)		400	450
UBS Group Funding Switzerland AG
2.789% due 08/15/2023 ~		1,200	1,207

Total Switzerland (Cost $7,992)			7,981

TURKEY 0.0%

SOVEREIGN ISSUES 0.0%
Turkey Government International Bond
6.750% due 04/03/2018		$100	100

Total Turkey (Cost $100)			100

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UNITED ARAB EMIRATES 0.9%

SOVEREIGN ISSUES 0.9%
Emirate of Abu Dhabi Government International Bond
2.500% due 10/11/2022		$3,300	$3,183
3.125% due 10/11/2027		900	852

Total United Arab Emirates (Cost $4,185)			4,035

UNITED KINGDOM 11.4%

CORPORATE BONDS & NOTES 7.4%
Barclays Bank PLC
7.625% due 11/21/2022 (j)		$4,500	4,947
7.750% due 04/10/2023 •(j)		3,000	3,008
Barclays PLC
6.500% due 09/15/2019 •(i)(j)	EUR	1,100	1,441
7.000% due 09/15/2019 •(i)(j)	GBP	1,100	1,620
BAT International Finance PLC
2.750% due 06/15/2020		$300	298
Co-operative Group Holdings Ltd.
6.875% due 07/08/2020	GBP	300	460
Frontier Finance PLC
8.000% due 03/23/2022		1,300	1,868
HSBC Bank PLC
4.125% due 08/12/2020		$500	511
HSBC Holdings PLC
6.250% due 03/23/2023 •(i)(j)		200	203
6.500% due 03/23/2028 •(i)(j)		300	306
Imperial Brands Finance PLC
2.950% due 07/21/2020		1,200	1,192
Lloyds Bank PLC
4.875% due 03/30/2027	GBP	2,500	4,363
Lloyds Banking Group PLC
7.000% due 06/27/2019 •(i)(j)		1,100	1,619
Nationwide Building Society
3.766% due 03/08/2024 •		$1,400	1,397
10.250% ~(i)	GBP	1	299
Reckitt Benckiser Treasury Services PLC
2.375% due 06/24/2022		$600	576
Santander UK Group Holdings PLC
2.875% due 10/16/2020		5,000	4,958
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	487	772
5.744% due 04/13/2040		195	317
5.801% due 10/13/2040		588	968
7.623% due 07/13/2039		90	169
Virgin Media Secured Finance PLC
5.000% due 04/15/2027		500	694
Virgin Money PLC
2.250% due 04/21/2020		800	1,132

			33,118

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.5%
Alba PLC
0.770% (BP0003M + 0.190%) due 11/25/2042 ~		648	877
Eurosail PLC
0.000% (EUR003M + 0.160%) due 03/13/2045 ~	EUR	586	717
0.762% (BP0003M + 0.160%) due 12/10/2044 ~	GBP	784	1,092
Great Hall Mortgages PLC
0.000% (EUR003M + 0.130%) due 06/18/2039 ~	EUR	906	1,098
0.744% (BP0003M + 0.130%) due 03/18/2039 ~	GBP	1,204	1,671
0.754% (BP0003M + 0.140%) due 06/18/2039 ~		399	552
0.764% (BP0003M + 0.150%) due 06/18/2038 ~		467	648
Mortgage Funding PLC
1.704% (BP0003M + 1.100%) due 03/13/2046 ~		197	278

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Newgate Funding PLC
0.273% (EUR003M + 0.600%) due 12/15/2050 ~	EUR	467	$572
Ripon Mortgages PLC
1.326% (BP0003M + 0.800%) due 08/20/2056 ~	GBP	1,740	2,457
Southern Pacific Financing PLC
0.782% (BP0003M + 0.180%) due 06/10/2043 ~		282	393
Uropa Securities PLC
0.802% (BP0003M + 0.200%) due 06/10/2059 ~		392	536
0.952% (BP0003M + 0.350%) due 06/10/2059 ~		91	123
1.152% (BP0003M + 0.550%) due 06/10/2059 ~		71	95
1.352% (BP0003M + 0.750%) due 06/10/2059 ~		76	102

			11,211

SOVEREIGN ISSUES 1.5%
United Kingdom Gilt
0.125% due 03/22/2024 (h)(l)		3,871	6,111
3.500% due 01/22/2045 (l)		300	580

			6,691

Total United Kingdom (Cost $49,893)			51,020

UNITED STATES 53.5%

ASSET-BACKED SECURITIES 8.5%
Accredited Mortgage Loan Trust
2.002% (US0001M + 0.130%) due 02/25/2037 ~		$752	751
ACE Securities Corp. Home Equity Loan Trust
2.772% (US0001M + 0.900%) due 12/25/2034 ~		173	166
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.547% (US0001M + 0.675%) due 07/25/2035 ~		300	301
Argent Securities Trust
2.022% (US0001M + 0.150%) due 06/25/2036 ~		1,342	527
2.022% (US0001M + 0.150%) due 07/25/2036 ~		791	332
2.112% (US0001M + 0.240%) due 07/25/2036 ~		989	421
Asset-Backed Funding Certificates Trust
2.032% (US0001M + 0.160%) due 01/25/2037 ~		650	443
Bear Stearns Asset-Backed Securities Trust
1.982% (US0001M + 0.110%) due 02/25/2037 ~		633	652
2.112% (US0001M + 0.240%) due 06/25/2047 ~		1,000	987
2.192% (US0001M + 0.320%) due 01/25/2047 ~		428	427
2.272% (US0001M + 0.400%) due 09/25/2046 ~		186	180
2.282% (US0001M + 0.410%) due 12/25/2035 ~		416	417
2.362% (US0001M + 0.490%) due 09/25/2035 ~		1,000	992
Countrywide Asset-Backed Certificates
2.022% (US0001M + 0.150%) due 05/25/2037 ~		747	739
2.092% (US0001M + 0.220%) due 09/25/2037 ^~		179	150
2.132% (US0001M + 0.260%) due 12/25/2036 ~		4,100	3,942
4.769% due 10/25/2046 ^~		415	407
4.774% due 07/25/2036 ~		422	427
Countrywide Asset-Backed Certificates Trust
2.512% (US0001M + 0.640%) due 10/25/2035 ~		1,000	997

96	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.592% (US0001M + 0.720%) due 07/25/2034 ~	$347	$349
4.495% due 03/25/2034 ~	1,000	1,014
Credit Suisse First Boston Mortgage Securities Corp.
2.492% (US0001M + 0.620%) due 01/25/2032 ~	27	26
Credit-Based Asset Servicing and Securitization LLC
2.092% (LIBOR01M + 0.220%) due 07/25/2037 ~	314	211
3.882% due 03/25/2037 ^	1,211	690
Fieldstone Mortgage Investment Trust
1.781% (US0001M + 0.160%) due 11/25/2036 ~	1,279	785
First Franklin Mortgage Loan Trust
2.012% (US0001M + 0.140%) due 09/25/2036 ~	593	589
2.032% (US0001M + 0.160%) due 04/25/2036 ~	224	213
2.607% (US0001M + 0.735%) due 09/25/2035 ~	558	561
3.147% (US0001M + 1.275%) due 07/25/2034 ~	372	378
First NLC Trust
2.577% (US0001M + 0.705%) due 12/25/2035 ~	529	532
Fremont Home Loan Trust
2.592% (US0001M + 0.720%) due 07/25/2035 ~	138	138
GSAA Home Equity Trust
2.322% (US0001M + 0.450%) due 08/25/2037 ~	287	274
GSAMP Trust
1.962% (US0001M + 0.090%) due 01/25/2037 ~	210	134
1.972% (US0001M + 0.100%) due 12/25/2046 ~	1,369	838
1.992% (US0001M + 0.120%) due 12/25/2036 ~	1,073	575
2.022% (US0001M + 0.150%) due 12/25/2046 ~	890	548
2.142% (US0001M + 0.270%) due 04/25/2036 ~	952	730
Home Equity Asset Trust
3.072% (US0001M + 1.200%) due 10/25/2033 ~	547	544
Home Equity Mortgage Loan Asset-Backed Trust
2.112% (US0001M + 0.240%) due 04/25/2037 ~	638	485
HSI Asset Securitization Corp. Trust
2.092% (US0001M + 0.220%) due 12/25/2036 ~	643	270
JPMorgan Mortgage Acquisition Trust
1.952% (US0001M + 0.080%) due 08/25/2036 ~	5	2
2.022% (US0001M + 0.150%) due 07/25/2036 ~	2,357	1,216
Massachusetts Educational Financing Authority
2.695% (US0003M + 0.950%) due 04/25/2038 ~	66	67
MASTR Asset-Backed Securities Trust
2.112% (US0001M + 0.240%) due 03/25/2036 ~	871	650
2.472% (US0001M + 0.600%) due 01/25/2036 ~	154	154
Merrill Lynch Mortgage Investors Trust
1.982% (US0001M + 0.110%) due 08/25/2037 ~	686	461
2.132% (US0001M + 0.260%) due 04/25/2037 ~	957	631
2.182% (US0001M + 0.310%) due 08/25/2036 ~	200	200
Morgan Stanley ABS Capital, Inc. Trust
1.962% (US0001M + 0.090%) due 01/25/2037 ~	687	416
2.012% (US0001M + 0.140%) due 10/25/2036 ~	749	461

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.012% (US0001M + 0.140%) due 11/25/2036 ~		$274	$184
2.022% (US0001M + 0.150%) due 11/25/2036 ~		1,507	1,048
2.092% (US0001M + 0.220%) due 11/25/2036 ~		274	186
2.102% (US0001M + 0.230%) due 10/25/2036 ~		1,001	659
2.517% (US0001M + 0.645%) due 09/25/2035 ~		467	470
Morgan Stanley Home Equity Loan Trust
2.577% (US0001M + 0.705%) due 08/25/2035 ~		174	176
New Century Home Equity Loan Trust
2.382% (US0001M + 0.510%) due 09/25/2035 ~		1,000	997
RAAC Trust
2.352% (US0001M + 0.480%) due 03/25/2037 ~		317	318
Renaissance Home Equity Loan Trust
5.797% due 08/25/2036		507	323
Residential Asset Mortgage Products Trust
2.032% (US0001M + 0.160%) due 12/25/2036 ~		69	69
2.492% (US0001M + 0.620%) due 05/25/2035 ~		1,000	1,007
Residential Asset Securities Corp. Trust
2.212% (US0001M + 0.340%) due 11/25/2035 ~		460	440
Securitized Asset-Backed Receivables LLC Trust
2.847% (US0001M + 0.975%) due 03/25/2035 ~		281	282
Specialty Underwriting & Residential Finance Trust
4.409% due 02/25/2037 ^		670	380
Structured Asset Investment Loan Trust
2.592% (US0001M + 0.720%) due 02/25/2035 ~		668	671
Structured Asset Securities Corp. Mortgage Loan Trust
2.032% (US0001M + 0.160%) due 03/25/2036 ~		86	86
2.212% (US0001M + 0.340%) due 02/25/2036 ~		1,000	1,002
2.322% (US0001M + 0.450%) due 11/25/2035 ~		1,000	1,004
Washington Mutual Asset-Backed Certificates Trust
2.112% (US0001M + 0.240%) due 05/25/2036 ~		1,434	1,260

			37,962

CORPORATE BONDS & NOTES 12.3%
Air Lease Corp.
3.375% due 01/15/2019		1,100	1,104
Allegion U.S. Holding Co., Inc.
3.200% due 10/01/2024		400	389
Ally Financial, Inc.
3.500% due 01/27/2019		1,400	1,405
3.750% due 11/18/2019		200	201
4.125% due 03/30/2020		300	302
American Honda Finance Corp.
2.137% due 11/05/2021 ~		300	300
Anadarko Petroleum Corp.
6.950% due 06/15/2019		500	523
8.700% due 03/15/2019		500	526
Anheuser-Busch InBev Finance, Inc.
3.300% due 02/01/2023		1,100	1,101
Anheuser-Busch InBev Worldwide, Inc.
3.500% due 01/12/2024 (b)		200	201
4.000% due 04/13/2028 (b)		500	506
4.375% due 04/15/2038 (b)		400	408
AT&T, Inc.
1.800% due 09/05/2026	EUR	1,100	1,378
2.372% (US0003M + 0.650%) due 01/15/2020 ~		$1,000	1,004
2.672% (US0003M + 0.950%) due 07/15/2021 ~		1,500	1,517

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Bank of America Corp.
5.875% due 03/15/2028 •(i)		$600	$605
BAT Capital Corp.
2.423% due 08/14/2020 ~		300	301
3.222% due 08/15/2024		400	386
4.390% due 08/15/2037		500	498
Campbell Soup Co.
3.300% due 03/15/2021		200	201
3.650% due 03/15/2023		300	301
CenterPoint Energy Resources Corp.
3.550% due 04/01/2023		200	201
Charter Communications Operating LLC
3.750% due 02/15/2028		1,100	1,012
4.464% due 07/23/2022		1,400	1,432
4.908% due 07/23/2025		860	880
CIT Group, Inc.
5.500% due 02/15/2019		67	69
6.125% due 03/09/2028		300	312
Citigroup, Inc.
2.876% due 07/24/2023 •		100	97
3.142% due 01/24/2023 •		100	99
Compass Bank
2.750% due 09/29/2019		900	895
Continental Airlines Pass-Through Trust
6.000% due 07/12/2020 «		308	315
Continental Resources, Inc.
4.375% due 01/15/2028		200	195
CVS Pass-Through Trust
7.507% due 01/10/2032		1,990	2,351
Dell International LLC
4.420% due 06/15/2021		200	205
Discover Bank
3.350% due 02/06/2023		300	295
Discovery Communications LLC
2.200% due 09/20/2019		300	297
EMC Corp.
2.650% due 06/01/2020		400	387
EMD Finance LLC
2.400% due 03/19/2020		300	297
Emera U.S. Finance LP
2.700% due 06/15/2021		300	293
EQT Corp.
2.500% due 10/01/2020		200	196
3.000% due 10/01/2022		500	486
3.078% due 10/01/2020 ~		600	601
EQT Midstream Partners LP
4.125% due 12/01/2026		1,700	1,634
Equinix, Inc.
2.875% due 03/15/2024	EUR	200	245
Fidelity National Information Services, Inc.
0.400% due 01/15/2021		200	247
1.700% due 06/30/2022	GBP	200	278
Ford Motor Credit Co. LLC
2.597% due 11/04/2019		$600	595
International Lease Finance Corp.
8.250% due 12/15/2020		600	670
Kilroy Realty LP
3.450% due 12/15/2024		100	97
Kimco Realty Corp.
3.300% due 02/01/2025		500	482
Kraft Heinz Foods Co.
2.381% due 02/10/2021 ~		700	698
Morgan Stanley
2.294% due 02/10/2021 ~		1,000	1,001
MPLX LP
4.000% due 03/15/2028		200	197
Navient Corp.
5.500% due 01/15/2019		200	203
8.000% due 03/25/2020		2,000	2,130
NextEra Energy Capital Holdings, Inc.
2.372% due 09/03/2019 ~		1,000	1,000
Nissan Motor Acceptance Corp.
2.985% due 09/28/2022 ~		1,000	1,002

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	97

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Penske Truck Leasing Co. LP
3.950% due 03/10/2025	$1,200	$1,204
Reynolds American, Inc.
8.125% due 06/23/2019	1,400	1,486
Rio Oil Finance Trust
9.250% due 07/06/2024	1,219	1,330
Spectra Energy Partners LP
2.725% (US0003M + 0.700%) due 06/05/2020 ~	200	201
Sprint Spectrum Co. LLC
3.360% due 03/20/2023	1,050	1,046
4.738% due 09/20/2029	200	201
Tagua Leasing LLC
1.581% due 11/16/2024	4,171	4,006
UIL Holdings Corp.
4.625% due 10/01/2020	3,700	3,827
Verizon Communications, Inc.
3.125% due 03/16/2022	400	397
3.376% due 02/15/2025	996	980
Volkswagen Group of America Finance LLC
2.125% due 05/23/2019	1,600	1,590
Wells Fargo & Co.
2.851% (US0003M + 1.110%) due 01/24/2023 ~	1,300	1,319
WestRock Co.
3.750% due 03/15/2025	200	200
Zimmer Biomet Holdings, Inc.
3.150% due 04/01/2022	2,326	2,294

		54,632

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
CenturyLink, Inc.
4.627% (LIBOR03M + 2.750%) due 01/31/2025 ~	399	393

MUNICIPAL BONDS & NOTES 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (f)	2,500	152

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.2%
Adjustable Rate Mortgage Trust
3.139% due 01/25/2035 ~	110	112
5.321% due 11/25/2037 ^~	451	395
Banc of America Funding Trust
2.032% (US0001M + 0.210%) due 04/20/2047 ^~	174	157
2.082% (US0001M + 0.210%) due 04/25/2037 ^~	121	100
3.608% due 05/25/2035 ~	210	221
6.000% due 07/25/2037 ^	281	267
Banc of America Mortgage Trust
6.000% due 10/25/2036 ^	152	144
BCAP LLC Trust
2.082% (US0001M + 0.210%) due 05/25/2047 ~	517	484
4.000% due 02/26/2037 ~	7	7
Bear Stearns Adjustable Rate Mortgage Trust
3.593% due 08/25/2035 ~	53	49
3.670% (H15T1Y + 2.250%) due 02/25/2036 ~	88	85
3.794% due 02/25/2034 ~	17	18
3.920% due 04/25/2034 ~	168	169
Bear Stearns ALT-A Trust
3.589% due 09/25/2035 ~	91	81
3.618% due 09/25/2035 ^~	444	347
3.688% due 05/25/2035 ~	186	188
Chase Mortgage Finance Trust
3.160% due 07/25/2037 ~	58	54
3.456% due 03/25/2037 ^~	378	374
Citigroup Mortgage Loan Trust
3.571% due 04/25/2037 ^~	283	246

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Citigroup Mortgage Loan Trust, Inc.
3.414% due 05/25/2035 ~	$105	$106
Countrywide Alternative Loan Trust
2.032% (US0001M + 0.210%) due 07/20/2046 ^~	150	111
3.439% due 06/25/2037 ~	424	367
5.500% due 10/25/2035 ^	38	35
5.500% due 02/25/2036 ^	65	58
6.000% due 01/25/2037 ^	581	571
6.000% due 02/25/2037 ^	730	500
6.000% due 05/25/2037 ^	604	458
6.250% (US0001M + 0.650%) due 12/25/2036 ^~	605	465
6.500% due 08/25/2037 ^	405	308
8.000% due 10/25/2036 ^	42	41
Countrywide Home Loan Mortgage Pass-Through Trust
2.622% (US0001M + 0.750%) due 03/25/2035 ~	688	594
6.000% due 02/25/2037 ^	249	225
6.250% due 09/25/2036 ^	383	313
Countrywide Home Loan Reperforming REMIC Trust
2.212% (US0001M + 0.340%) due 06/25/2035 ~	260	252
Credit Suisse Mortgage Capital Certificates
3.572% due 08/28/2036 ~	43	43
Deutsche ALT-B Securities, Inc.
5.945% due 02/25/2036 ^	418	406
GreenPoint Mortgage Funding Trust
2.032% (US0001M + 0.160%) due 02/25/2037 ^~	62	61
GreenPoint Mortgage Funding Trust Pass-Through Certificates
4.013% due 10/25/2033 ~	21	21
GSR Mortgage Loan Trust
3.622% due 05/25/2037 ^~	29	26
HarborView Mortgage Loan Trust
3.806% due 07/19/2035 ^~	20	18
3.869% due 02/25/2036 ^~	58	44
Impac Secured Assets CMN Owner Trust
3.525% due 07/25/2035 ~	145	120
Impac Secured Assets Trust
2.042% (US0001M + 0.170%) due 01/25/2037 ~	408	392
IndyMac Mortgage Loan Trust
2.112% (US0001M + 0.240%) due 07/25/2035 ~	14	13
3.494% due 12/25/2034 ~	9	9
3.642% due 06/25/2036 ~	343	320
JPMorgan Alternative Loan Trust
3.229% due 12/25/2036 ~	133	141
3.701% due 05/25/2037 ^~	485	482
JPMorgan Mortgage Trust
3.497% due 10/25/2035 ^~	456	432
3.702% due 02/25/2035 ~	10	10
Lehman Mortgage Trust
6.000% due 09/25/2037 ^	259	259
Merrill Lynch Mortgage Investors Trust
2.082% (US0001M + 0.210%) due 02/25/2036 ~	53	51
2.122% (US0001M + 0.250%) due 11/25/2035 ~	2	2
2.664% (US0001M + 1.000%) due 10/25/2035 ~	5	5
3.559% due 03/25/2036 ^~	144	112
Morgan Stanley Mortgage Loan Trust
2.772% (US0001M + 0.900%) due 02/25/2036 ^~	57	54
3.911% due 09/25/2035 ^~	244	181
4.318% due 05/25/2036 ^~	234	188
Prime Mortgage Trust
2.372% (US0001M + 0.500%) due 02/25/2035 ~	371	355
6.000% due 06/25/2036 ^	160	159
Residential Accredit Loans, Inc. Trust
1.972% (US0001M + 0.100%) due 05/25/2037 ~	632	584

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.002% (US0001M + 0.130%) due 02/25/2037 ~	$549	$531
2.012% (US0001M + 0.140%) due 01/25/2037 ~	902	854
2.042% (US0001M + 0.170%) due 12/25/2036 ~	393	336
2.062% (US0001M + 0.190%) due 07/25/2036 ~	535	498
2.272% (US0001M + 0.400%) due 11/25/2036 ^~	388	271
5.000% due 09/25/2036 ^	104	95
Residential Funding Mortgage Securities, Inc. Trust
6.000% due 06/25/2037 ^	47	45
Structured Adjustable Rate Mortgage Loan Trust
2.192% (US0001M + 0.320%) due 10/25/2035 ~	170	167
3.595% due 04/25/2036 ^~	264	238
Structured Asset Mortgage Investments Trust
2.072% (US0001M + 0.200%) due 05/25/2036 ~	539	492
2.082% (US0001M + 0.210%) due 05/25/2036 ~	52	44
Suntrust Adjustable Rate Mortgage Loan Trust
3.632% due 02/25/2037 ^~	424	367
Thornburg Mortgage Securities Trust
2.612% (US0001M + 0.740%) due 09/25/2044 ~	56	53
WaMu Mortgage Pass-Through Certificates Trust
2.152% (US0001M + 0.280%) due 11/25/2045 ~	141	133
2.262% (US0001M + 0.390%) due 10/25/2044 ~	138	138
2.683% (12MTA + 1.400%) due 08/25/2042 ~	10	9
3.071% due 12/25/2036 ^~	429	419
3.319% due 10/25/2036 ^~	728	676
Washington Mutual Mortgage Pass-Through Certificates Trust
2.032% (US0001M + 0.160%) due 02/25/2037 ^~	794	644
5.500% due 11/25/2035 ^	139	130
6.500% due 08/25/2035 ^	156	149
Wells Fargo Mortgage-Backed Securities Trust
3.750% due 01/25/2035 ~	30	31

		18,710

U.S. GOVERNMENT AGENCIES 22.2%
Fannie Mae
2.272% (LIBOR01M + 0.400%) due 06/25/2036 ~	71	71
2.440% due 08/01/2022	447	440
2.850% due 06/01/2022	561	560
3.000% due 01/01/2022 - 09/01/2042	918	921
3.500% due 01/01/2026 - 10/01/2040	21	21
4.000% due 01/01/2037 - 10/01/2041	77	80
4.500% due 05/01/2023 - 03/01/2044	609	639
5.000% due 08/01/2033 - 10/01/2041	255	275
5.500% due 01/01/2029 - 02/01/2041	263	288
6.000% due 06/01/2026 - 06/01/2040	745	831
Fannie Mae, TBA
3.500% due 04/01/2048 - 06/01/2048	58,200	58,190
4.000% due 05/01/2048 - 06/01/2048	29,700	30,407
4.500% due 05/01/2048	2,000	2,090
Freddie Mac
1.443% due 01/15/2038 ~(a)	1,183	62
1.925% (LIBOR01M + 0.350%) due 01/15/2038 ~	1,183	1,184

98	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2018

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Freddie Mac, TBA
3.000% due 04/12/2048		$3,000	$2,923

			98,982

U.S. TREASURY OBLIGATIONS 6.2%
U.S. Treasury Inflation Protected Securities (h)
0.125% due 04/15/2022 (p)		2,446	2,411
0.500% due 01/15/2028 (l)		8,441	8,284
2.500% due 01/15/2029 (l)(n)(p)		14,200	16,811

			27,506

Total United States (Cost $228,921)			238,337

SHORT-TERM INSTRUMENTS 6.0%

COMMERCIAL PAPER 1.8%
Bank of Montreal
1.474% due 04/12/2018	CAD	1,000	776
1.487% due 04/13/2018		600	465
1.489% due 04/04/2018		100	78
1.501% due 04/18/2018		600	465
1.504% due 04/02/2018		900	699
Bank of Nova Scotia
1.487% due 04/06/2018		400	310
1.488% due 04/05/2018		300	233
1.504% due 04/02/2018		1,400	1,087
Canadian Imperial Bank of Commerce
1.487% due 04/12/2018		900	698
HSBC Bank Canada
1.512% due 04/13/2018		200	155
1.514% due 04/12/2018		200	155
1.516% due 04/11/2018		200	155
National Bank of Canada
1.474% due 04/13/2018		400	310
Royal Bank of Canada
1.500% due 04/06/2018		300	233
1.501% due 04/04/2018		600	466
1.502% due 04/03/2018		300	233
Toronto Dominion Bank
1.486% due 04/20/2018		400	310
1.488% due 04/18/2018		200	155

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.498% due 04/06/2018		$400	$310
1.500% due 04/05/2018		700	543
1.501% due 04/04/2018		200	155
1.502% due 04/03/2018		200	155

			8,146

REPURCHASE AGREEMENTS (k) 0.1%
			223

SHORT-TERM NOTES 0.6%
Harris Corp.
2.431% due 02/27/2019 ~		$700	700
Letras del Banco Central de la Republica Argentina
26.200% due 05/16/2018	ARS	1,300	63
Nigeria Open Market Operation Bills
15.432% due 10/25/2018	NGN	130,500	334
15.696% due 11/08/2018		78,500	200
15.703% due 10/25/2018		77,800	199
15.716% due 11/08/2018		105,200	267
15.737% due 11/08/2018		236,100	600
15.798% due 11/08/2018		77,800	198

			2,561

ARGENTINA TREASURY BILLS 0.4%
14.052% due 04/13/2018 - 12/14/2018 (e)(f)	ARS	3,600	1,857

ITALY TREASURY BILLS 0.5%
(0.461)% due 04/30/2018 (e)(f)	EUR	1,800	2,216

JAPAN TREASURY BILLS 1.8%
(0.229)% due 04/05/2018 - 06/04/2018 (e)(f)	JPY	840,000	7,896

NIGERIA TREASURY BILLS 0.3%
15.454% due 10/04/2018 - 10/11/2018 (e)(f)	NGN	457,900	1,188

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.K. TREASURY BILLS 0.4%
0.240% due 04/20/2018 (f)(g)	GBP	1,200	$1,683

U.S. TREASURY BILLS 0.1%
1.455% due 04/19/2018 (e)(f)(p)		$527	527

Total Short-Term Instruments (Cost $26,174)			26,297

Total Investments in Securities (Cost $543,371)			554,373

		SHARES
INVESTMENTS IN AFFILIATES 0.4%

SHORT-TERM INSTRUMENTS 0.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.4%
PIMCO Short Asset Portfolio		184,165	1,842
PIMCO Short-Term Floating NAV Portfolio III		6,870	68

Total Short-Term Instruments (Cost $1,913)			1,910

Total Investments in Affiliates (Cost $1,913)			1,910

Total Investments 125.0% (Cost $545,284)			$556,283

Financial Derivative Instruments (m)(o) (0.1)% (Cost or Premiums, net $(5,877))			(364)

Other Assets and Liabilities, net (24.9)%			(110,832)

Net Assets 100.0%			$445,087

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	Interest only security.
(b)	When-issued security.
(c)	Payment in-kind security.
(d)	Security is not accruing income as of the date of this report.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Coupon represents a yield to maturity.
(h)	Principal amount of security is adjusted for inflation.
(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)	Contingent convertible security.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	99

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(k)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	03/29/2018	04/02/2018	$223	U.S. Treasury Notes 1.125% due 09/30/2021	$(230)	$223	$223

Total Repurchase Agreements						$(230)	$223	$223

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)		Payable for Reverse Repurchase Agreements
BOS	1.700%	03/21/2018	04/16/2018	$	(1,462)	$(1,463)
	2.040	03/21/2018	04/04/2018		(2,987)	(2,989)
GRE	2.050	03/29/2018	04/05/2018		(689)	(690)
IND	0.550	03/15/2018	05/02/2018	GBP	(401)	(563)
	0.570	03/15/2018	04/26/2018		(4,337)	(6,086)
	1.630	02/09/2018	04/10/2018	$	(1,493)	(1,497)
	1.900	03/26/2018	04/26/2018		(3,955)	(3,956)
JPS	1.700	03/22/2018	04/05/2018		(4,704)	(4,706)
MEI	(0.460)	01/18/2018	04/19/2018	EUR	(320)	(393)

Total Reverse Repurchase Agreements						$(22,343)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BOS	$0	$(4,452)	$0	$(4,452)	$4,485	$33
FICC	223	0	0	223	(230)	(7)
GRE	0	(690)	0	(690)	690	0
IND	0	(12,102)	0	(12,102)	12,159	57
JPS	0	(4,706)	0	(4,706)	4,733	27
MEI	0	(393)	0	(393)	408	15

Total Borrowings and Other Financing Transactions	$223	$(22,343)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Sovereign Issues	$0	$(6,479)	$(563)	$0	$(7,042)
U.S. Treasury Obligations	0	(15,301)	0	0	(15,301)

Total Borrowings	$0	$(21,780)	$(563)	$0	$(22,343)

Payable for reverse repurchase agreements					$(22,343)

(l)	Securities with an aggregate market value of $22,475 have been pledged as collateral under the terms of the above master agreements as of March 31, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2018 was $(31,895) at a weighted average interest rate of 0.531%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

100	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2018

(m)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOT U.S. Treasury 2-Year Note June 2018 Futures	$107.625	05/25/2018	2	$4	$0	$0
Call - CBOT U.S. Treasury 2-Year Note June 2018 Futures	108.500	05/25/2018	65	130	1	0
Call - CBOT U.S. Treasury 2-Year Note June 2018 Futures	108.750	05/25/2018	2	4	0	0
Call - CBOT U.S. Treasury 2-Year Note June 2018 Futures	108.875	05/25/2018	9	18	0	0
Put - CBOT U.S. Treasury 5-Year Note June 2018 Futures	106.000	05/25/2018	315	315	2	1
Put - CBOT U.S. Treasury 10-Year Note June 2018 Futures	108.000	05/25/2018	17	17	0	0
Put - CBOT U.S. Treasury 10-Year Note June 2018 Futures	108.500	05/25/2018	99	99	1	0
Call - CBOT U.S. Treasury 30-Year Bond June 2018 Futures	173.000	05/25/2018	46	46	0	1
Call - CBOT U.S. Treasury 30-Year Bond June 2018 Futures	174.000	05/25/2018	1	1	(1)	0
Call - CBOT U.S. Treasury 30-Year Bond June 2018 Futures	175.000	05/25/2018	9	9	0	0
Call - CBOT U.S. Treasury 30-Year Bond June 2018 Futures	180.000	05/25/2018	21	21	0	0
Call - CBOT U.S. Treasury 30-Year Bond June 2018 Futures	182.000	05/25/2018	66	66	1	0
Call - CBOT U.S. Treasury 30-Year Bond June 2018 Futures	190.000	05/25/2018	1	1	0	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond June 2018 Futures	106.000	05/25/2018	62	62	1	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond June 2018 Futures	110.000	05/25/2018	65	65	1	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond May 2018 Futures	108.000	05/25/2018	74	74	1	0

					$7	$2

Total Purchased Options					$7	$2

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar December Futures	12/2019	217	$	52,739	$16	$0	$(3)
90-Day Eurodollar March Futures	03/2019	438		106,664	(81)	0	(16)
90-Day Eurodollar September Futures	09/2018	275		67,117	(226)	0	(7)
Australia Government 3-Year Note June Futures	06/2018	17	AUD	1,452	2	2	(1)
Australia Government 10-Year Bond June Futures	06/2018	49		4,878	73	25	(4)
Euro-Bobl June Futures	06/2018	290	EUR	46,834	218	39	(1)
Euro-Buxl 30-Year Bond June Futures	06/2018	3		610	17	0	(1)
Japan Government 10-Year Bond June Futures	06/2018	13	JPY	18,420	8	1	(11)
Put Options Strike @ EUR 127.000 on Euro-Bobl June 2018 Futures	05/2018	240	EUR	1	0	0	0
U.S. Treasury 5-Year Note June Futures	06/2018	109	$	12,476	41	12	0
U.S. Treasury 10-Year Note June Futures	06/2018	10		1,211	10	2	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2018	201		32,254	1,037	233	0
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	12/2018	448	GBP	77,720	(145)	16	(8)

					$970	$330	$(52)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar December Futures	12/2020	217	$	(52,712)	$(44)	$0	$(3)
90-Day Eurodollar March Futures	03/2020	438		(106,439)	(33)	6	0
90-Day Eurodollar September Futures	09/2019	275		(66,877)	301	3	0
Call Options Strike @ EUR 160.000 on Euro-Bobl 10-Year Bond June 2018 Futures	05/2018	26	EUR	(20)	(7)	0	(1)
Canada Government 10-Year Bond June Futures	06/2018	15	CAD	(1,552)	(28)	0	(7)
Euro-Bono June Futures	06/2018	32	EUR	(5,820)	(181)	0	(36)
Euro-BTP Italy Government Bond June Futures	06/2018	40		(6,831)	(117)	0	(54)
Euro-Bund 10-Year Bond June Futures	06/2018	19		(3,727)	(72)	0	(5)
Euro-OAT France Government 10-Year Bond June Futures	06/2018	56		(10,652)	(218)	0	(19)
Euro-Schatz June Futures	06/2018	100		(13,778)	(21)	0	(1)
Put Options Strike @ EUR 129.500 on Euro-Bobl June 2018 Futures	05/2018	123		(3)	23	2	0
Put Options Strike @ EUR 156.500 on Euro-Bund 10-Year Bond June 2018 Futures	05/2018	26		(5)	5	2	0
U.S. Treasury 2-Year Note June Futures	06/2018	78	$	(16,584)	(3)	0	(2)
U.S. Treasury 30-Year Bond June Futures	06/2018	144		(21,114)	(579)	0	(108)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	12/2019	448	GBP	(77,515)	179	8	(47)
United Kingdom Long Gilt June Futures	06/2018	54		(9,305)	(91)	0	(51)

					$(886)	$21	$(334)

Total Futures Contracts					$84	$351	$(386)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	101

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)

Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Altria Group, Inc.	(1.000)%	Quarterly	12/20/2020	0.162%	$	1,800	$(53)	$12	$(41)	$0	$0
BASF SE	(1.000)	Quarterly	12/20/2020	0.138	EUR	600	(17)	(1)	(18)	0	0
Bayer AG	(1.000)	Quarterly	12/20/2020	0.190		700	(16)	(4)	(20)	0	0
Fortum Oyj	(1.000)	Quarterly	12/20/2020	0.251		200	(4)	(1)	(5)	0	0
Koninklijke DSM NV	(1.000)	Quarterly	12/20/2020	0.159		1,200	(38)	3	(35)	1	0
Pfizer, Inc.	(1.000)	Quarterly	12/20/2020	0.178	$	2,000	(58)	14	(44)	0	0
Reynolds American, Inc.	(1.000)	Quarterly	12/20/2020	0.185		2,000	(59)	15	(44)	0	0
Telia Co. AB	(1.000)	Quarterly	12/20/2020	0.206	EUR	900	(22)	(3)	(25)	0	0
United Utilities PLC	(1.000)	Quarterly	12/20/2020	0.343		500	(8)	(3)	(11)	0	0
UnitedHealth Group, Inc.	(1.000)	Quarterly	12/20/2020	0.200	$	1,300	(36)	8	(28)	1	0

							$(311)	$40	$(271)	$2	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Berkshire Hathaway, Inc.	1.000%	Quarterly	12/20/2022	0.569%	$	2,200	$51	$(8)	$43	$0	$0
Daimler AG	1.000	Quarterly	12/20/2020	0.311	EUR	200	3	2	5	0	0
Ryder System, Inc.	1.000	Quarterly	06/20/2022	0.478	$	300	5	1	6	0	0
Shell International Finance BV	1.000	Quarterly	12/20/2026	0.691	EUR	1,400	(29)	75	46	0	(7)
Telecom Italia SpA	1.000	Quarterly	06/20/2024	1.728		300	(19)	3	(16)	0	(2)
Tesco PLC	1.000	Quarterly	06/20/2022	0.993		300	(15)	15	0	0	0

							$(4)	$88	$84	$0	$(9)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.EM-28 5-Year Index	(1.000)%	Quarterly	12/20/2022	$	7,275	$298	$(247)	$51	$0	$(10)
CDX.HY-29 5-Year Index	(5.000)	Quarterly	12/20/2022		1,000	(76)	9	(67)	0	(4)
CDX.IG-29 5-Year Index	(1.000)	Quarterly	12/20/2022		28,100	(626)	95	(531)	0	(25)
iTraxx Europe Main 26 5-Year Index	(1.000)	Quarterly	12/20/2021	EUR	31,400	(423)	(525)	(948)	0	(25)
iTraxx Europe Main 28 5-Year Index	(1.000)	Quarterly	12/20/2022		78,600	(2,064)	(196)	(2,260)	0	(56)

						$(2,891)	$(864)	$(3,755)	$0	$(120)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive(6)	1-Day USD-Federal Funds Rate Compounded-OIS	1.724%	Annual	09/19/2018	$	52,100	$0	$20	$20	$2	$0
Pay	3-Month CAD-Bank Bill	1.400	Semi-Annual	09/13/2019	CAD	61,300	(100)	(366)	(466)	31	0
Receive	3-Month CAD-Bank Bill	2.200	Semi-Annual	06/16/2026		5,900	(310)	391	81	0	(16)
Receive	3-Month CAD-Bank Bill	1.850	Semi-Annual	09/15/2027		10,700	241	218	459	0	(31)
Pay(6)	3-Month NZD-BBR	2.500	Semi-Annual	02/14/2020	NZD	75,800	84	11	95	20	0
Pay(6)	3-Month PLN-WIBOR	2.500	Annual	09/19/2023	PLN	3,900	(4)	4	0	0	0
Pay(6)	3-Month PLN-WIBOR	3.000	Annual	09/19/2028		400	0	0	0	0	0
Pay	3-Month USD-LIBOR	1.945		09/19/2018	$	52,100	0	(47)	(47)	0	(2)
Pay(6)	3-Month USD-LIBOR	1.750	Semi-Annual	04/01/2019		250,000	(206)	(687)	(893)	0	(9)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/20/2019		31,900	(104)	231	127	7	0
Pay(6)	3-Month USD-LIBOR	0.000	Quarterly	03/02/2020		18,200	0	1	1	2	0
Receive(6)	3-Month USD-LIBOR	2.000	Semi-Annual	04/01/2020		250,000	141	812	953	0	(27)
Receive (6)	3-Month USD-LIBOR	1.750	Semi-Annual	06/20/2020		29,500	577	(74)	503	0	(2)
Pay	3-Month USD-LIBOR	2.071	Quarterly	06/12/2022		5,700	0	8	8	1	0
Pay	3-Month USD-LIBOR	2.178	Quarterly	06/19/2022		21,600	2	30	32	2	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/16/2022		56,900	(2,957)	3,769	812	0	(19)
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2022		49,100	357	(1,092)	(735)	24	0
Pay(6)	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		6,100	(217)	5	(212)	4	0
Receive(6)	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		25,600	1,485	(240)	1,245	0	(56)
Receive(6)	3-Month USD-LIBOR	2.098	Semi-Annual	07/01/2041		16,900	303	96	399	0	(14)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		7,100	(271)	398	127	0	(42)

102	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2018

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive(6)	3-Month USD-LIBOR	2.955%	Semi-Annual	11/12/2049	$	4,300	$(26)	$(31)	$(57)	$0	$(27)
Pay	3-Month ZAR-JIBAR	7.500	Quarterly	03/15/2019	ZAR	141,200	(51)	126	75	0	(1)
Pay	3-Month ZAR-JIBAR	8.250	Quarterly	03/15/2022		7,300	5	22	27	0	(2)
Pay(6)	3-Month ZAR-JIBAR	7.250	Quarterly	06/20/2023		105,700	23	6	29	0	(38)
Pay(6)	6-Month EUR-EURIBOR	0.000	Annual	06/20/2020	EUR	4,000	4	7	11	0	0
Pay(6)	6-Month EUR-EURIBOR	0.000	Annual	09/19/2020		16,000	1	14	15	3	0
Pay(6)	6-Month EUR-EURIBOR	0.500	Annual	06/20/2023		8,200	9	28	37	7	0
Pay(6)	6-Month EUR-EURIBOR	0.500	Annual	09/19/2023		22,600	(130)	130	0	24	0
Pay(6)	6-Month EUR-EURIBOR	1.000	Annual	06/20/2028		400	(3)	2	(1)	1	0
Pay(6)	6-Month EUR-EURIBOR	1.250	Annual	09/19/2028		22,100	310	173	483	27	0
Receive(6)	6-Month EUR-EURIBOR	1.500	Annual	09/19/2048		2,700	53	(39)	14	5	0
Pay(6)	6-Month GBP-LIBOR	1.000	Annual	09/19/2019	GBP	41,000	10	(74)	(64)	13	0
Pay(6)	6-Month GBP-LIBOR	1.250	Annual	12/19/2019		32,100	47	(17)	30	16	0
Receive(6)	6-Month GBP-LIBOR	1.000	Annual	09/18/2020		41,000	114	80	194	0	(33)
Pay(6)	6-Month GBP-LIBOR	1.250	Semi-Annual	09/19/2020		10,100	(1)	(2)	(3)	10	0
Receive(6)	6-Month GBP-LIBOR	1.500	Annual	12/18/2020		32,100	(50)	(3)	(53)	0	(23)
Receive(6)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2023		6,100	(1)	(31)	(32)	0	(23)
Receive(6)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2028		6,000	80	(41)	39	0	(18)
Receive(6)	6-Month GBP-LIBOR	1.750	Semi-Annual	09/19/2048		100	(5)	(3)	(8)	0	(1)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027	JPY	2,880,000	(13)	(57)	(70)	10	0
Receive	6-Month JPY-LIBOR	0.354	Semi-Annual	01/18/2028		40,000	0	(3)	(3)	0	0
Receive	6-Month JPY-LIBOR	0.351	Semi-Annual	02/08/2028		60,000	0	(4)	(4)	0	0
Receive	6-Month JPY-LIBOR	0.301	Semi-Annual	02/13/2028		100,000	6	(7)	(1)	0	0
Receive	6-Month JPY-LIBOR	0.354	Semi-Annual	02/16/2028		110,000	0	(7)	(7)	0	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		320,000	22	(24)	(2)	1	0
Receive(6)	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028		60,000	1	(5)	(4)	0	0
Receive(6)	6-Month JPY-LIBOR	0.399	Semi-Annual	06/18/2028		70,000	0	(6)	(6)	0	0
Receive(6)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		270,000	(7)	(14)	(21)	1	0
Pay	6-Month JPY-LIBOR	1.250	Semi-Annual	06/17/2035		980,000	1,283	(220)	1,063	0	(6)
Receive	6-Month JPY-LIBOR	1.500	Semi-Annual	12/21/2045		910,000	(2,243)	703	(1,540)	10	0
Receive	6-Month JPY-LIBOR	1.000	Semi-Annual	03/21/2048		270,000	(49)	(53)	(102)	2	0
Pay	28-Day MXN-TIIE	7.740	Lunar	02/22/2027	MXN	8,800	(1)	5	4	2	0
Pay	28-Day MXN-TIIE	7.498	Lunar	06/19/2037		34,200	0	(82)	(82)	11	0

							$(1,591)	$4,061	$2,470	$236	$(390)

Total Swap Agreements							$(4,797)	$3,325	$(1,472)	$238	$(519)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements(7)		Written Options	Futures	Swap Agreements(7)
Total Exchange-Traded or Centrally Cleared	$2	$351	$238	$591	$0	$(386)	$(523)	$(909)

(n)	Securities with an aggregate market value of $4,007 and cash of $3,520 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	103

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(7)	Unsettled variation margin liability of $(4) for closed swap agreements is outstanding at period end.

(o)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	04/2018	DKK	106,914		$16,857	$0	$(790)
	04/2018	JPY	70,000		661	3	0
	04/2018	NOK	16,400		2,131	39	0
	04/2018	SEK	11,425		1,409	40	0
	04/2018		$4,273	AUD	5,428	0	(104)
	04/2018		253	RUB	14,768	5	0
	04/2018		1,395	SEK	11,425	0	(26)
	05/2018	ARS	8		$0	0	0
	05/2018	SEK	11,425		1,398	27	0
	05/2018		$2,133	NOK	16,400	0	(39)
	05/2018		1,774	ZAR	21,444	28	0
BPS	04/2018	BRL	43,867		$13,466	179	0
	04/2018	DKK	11,261		1,661	0	(197)
	04/2018		$13,198	BRL	43,867	89	0
	04/2018		1,241	CLP	747,826	0	(3)
	04/2018		660	DKK	4,429	71	0
	04/2018		809	KRW	859,886	1	0
	04/2018		1,153	PHP	60,314	0	0
	04/2018		855	VND	19,472,625	0	(2)
	04/2018	VND	19,472,625		$853	0	0
	05/2018		$13,428	BRL	43,867	0	(173)
	05/2018		2,709	MXN	50,257	40	0
	05/2018		853	VND	19,472,625	2	0
	06/2018	JPY	160,000		$1,510	0	0
	06/2018		$12	ARS	243	0	(1)
	06/2018		3,728	TWD	107,749	3	0
	08/2018		206	AUD	264	0	(3)
BRC	04/2018	GBP	1,200		$1,679	0	(6)
CBK	04/2018	BRL	4,200		1,264	0	(9)
	04/2018	DKK	21,822		3,469	0	(132)
	04/2018	EUR	2,481		3,060	8	0
	04/2018	GBP	14,591		20,522	51	0
	04/2018		$1,292	BRL	4,200	0	(19)
	04/2018		13,572	DKK	82,027	0	(33)
	04/2018		986	EUR	801	0	0
	04/2018		1,023	KRW	1,092,052	6	0
	04/2018		2,102	NOK	16,400	0	(9)
	05/2018	AUD	675		$517	0	(1)
	05/2018		$377	BRL	1,256	2	0
	05/2018		618	HUF	158,462	7	0
	05/2018		608	JPY	64,500	0	(1)
	06/2018	INR	49,280		$752	1	0
	06/2018	JPY	120,000		1,132	0	(1)
	06/2018		$394	RUB	22,567	0	(3)
	07/2018	DKK	82,027		$13,667	36	0
	08/2018		$42	ARS	867	0	(2)
	11/2018	NGN	74,379		$196	0	(2)
DUB	04/2018	BRL	5,200		1,573	0	(2)
	04/2018	CAD	2,300		1,783	0	(2)
	04/2018	TRY	259		66	1	0
	04/2018		$1,564	BRL	5,200	11	0
	04/2018		124	EUR	100	0	(1)
	04/2018		1,976	RUB	112,339	0	(19)
	05/2018	PEN	11,957		$3,657	0	(44)
	05/2018		$1,569	BRL	5,200	2	0
	07/2018	BRL	5,980		$1,696	0	(101)
	01/2019		$1,258	EUR	1,000	3	0

104	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2018

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
FBF	04/2018	BRL	531		$163	$2	$0
	04/2018		$160	BRL	531	1	0
	04/2018		64,246	EUR	51,874	0	(418)
	05/2018	EUR	51,874		$64,379	419	0
	05/2018		$857	RUB	48,527	0	(15)
GLM	04/2018	BRL	5,200		$1,590	19	(4)
	04/2018	CAD	1,900		1,470	0	(5)
	04/2018	DKK	14,746		2,161	0	(273)
	04/2018	EUR	1,590		1,970	14	0
	04/2018	TRY	173		44	0	0
	04/2018		$1,573	BRL	5,200	2	0
	04/2018		2,655	CAD	3,416	0	(3)
	04/2018		2,622	EUR	2,145	19	(2)
	04/2018		4,893	GBP	3,476	0	(17)
	04/2018		733	KRW	832,615	51	0
	04/2018		588	PHP	30,859	2	0
	05/2018	ARS	1,300		$62	0	(1)
	05/2018		$106	ZAR	1,262	0	0
	05/2018	ZAR	1,721		$142	0	(2)
	06/2018	MYR	1,968		501	0	(8)
	06/2018		$4,427	CNH	28,126	41	0
	06/2018		409	INR	26,922	1	0
	06/2018		1,547	MYR	6,076	25	0
HUS	04/2018	CAD	21,453		$16,936	302	(18)
	04/2018	JPY	3,393		32	0	0
	04/2018	KRW	831,808		733	0	(50)
	04/2018	PHP	46,445		884	0	(4)
	04/2018	RUB	127,107		2,228	13	0
	04/2018		$461	CAD	594	0	0
	04/2018		17,256	GBP	12,138	1	(228)
	04/2018		2,226	RUB	127,107	0	(14)
	05/2018	GBP	12,053		$17,159	227	0
	05/2018		$382	BRL	1,258	0	(2)
	05/2018		10,200	MXN	191,085	251	0
	05/2018		1,860	RUB	107,830	10	0
	06/2018	IDR	61,609,333		$4,462	0	0
	06/2018		$25	CNH	154	0	0
	06/2018		9,930	CNY	63,107	82	0
	06/2018		1,128	KRW	1,219,242	22	0
	06/2018		3,002	THB	94,520	29	0
	08/2018		87	ARS	1,800	0	(4)
	12/2018	EUR	602		$758	2	0
	12/2018		$1,144	AUD	1,440	0	(37)
	02/2019		604		760	0	(19)
	03/2019	BRL	675		$200	1	0
	03/2019		$200	MXN	3,939	6	0
IND	04/2018	CAD	700		$543	0	(1)
JPM	04/2018	AUD	3,594		2,771	11	0
	04/2018	BRL	43,188		12,993	0	(88)
	04/2018	CAD	3,353		2,598	5	(9)
	04/2018	KRW	2,574,033		2,359	0	(65)
	04/2018		$13,214	BRL	43,188	0	(132)
	04/2018		18,079	CAD	23,277	4	(15)
	04/2018		9,470	DKK	59,780	406	(8)
	04/2018		10,820	EUR	8,811	30	(8)
	04/2018		449	GBP	320	0	0
	04/2018		793	KRW	893,552	49	0
	05/2018	CAD	22,020		$17,116	14	0
	05/2018		$1,424	CAD	1,837	3	0
	05/2018	ZAR	1,433		$119	0	(2)
	06/2018	JPY	140,000		1,322	1	0
	06/2018		$168	IDR	2,318,904	0	0
	07/2018		2,725	COP	7,804,097	56	0
	10/2018	NGN	497,114		$1,323	0	(9)
	11/2018		296,016		785	0	(5)
MSB	04/2018	BRL	9,470		2,977	109	0
	04/2018	EUR	62,150		76,901	426	0
	04/2018	JPY	1,423,000		13,368	0	(7)
	04/2018	KRW	1,245,282		1,163	0	(10)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	105

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2018		$2,910	BRL	9,470	$0	$(41)
	04/2018		115	KRW	129,317	7	0
	04/2018		97	RUB	5,582	0	0
	05/2018		1,464	ARS	30,701	22	0
	05/2018		301	RON	1,141	0	0
	06/2018		2,218	RUB	126,633	0	(25)
	07/2018		2,448	PLN	8,318	0	(13)
	08/2018		14	ARS	296	0	(1)
	10/2018	NGN	73,455		$196	0	(2)
NAB	04/2018		$336	GBP	240	1	0
RBC	04/2018		574	AUD	740	0	(6)
RYL	05/2018	SEK	142,700		$17,417	259	0
	08/2018		$306	AUD	390	0	(6)
SCX	06/2018		4,489	CNH	28,221	0	(6)
	06/2018		2,868	IDR	39,777,577	13	0
	06/2018		1,023	SGD	1,345	4	0
	10/2018	NGN	54,938		$146	0	(1)
	11/2018		99,085		263	0	(1)
SOG	04/2018		$2,483	PLN	8,318	0	(52)
	05/2018		1,705	CZK	35,383	12	0
	05/2018		817	ILS	2,764	0	(27)
	06/2018		6,859	RUB	399,650	61	0
	08/2018		16	ARS	333	0	(1)
	12/2018		758	EUR	602	0	(3)
TOR	04/2018	CAD	400		$310	0	(1)
UAG	04/2018		2,771		2,130	0	(21)
	04/2018	EUR	1,403		1,645	0	(84)
	04/2018	PHP	44,727		853	0	(2)
	04/2018		$1,298	DKK	8,090	37	0
	04/2018		13,073	JPY	1,373,000	0	(169)
	05/2018	JPY	1,373,000		$13,097	173	0
	05/2018		$6,616	TRY	25,907	0	(145)
	06/2018	JPY	300,000		$2,828	0	(3)
	06/2018		$2,040	CNH	13,041	32	0
	06/2018		1,362	HKD	10,627	0	(5)
	06/2018		11,539	INR	751,958	0	(83)
	06/2018		6,534	KRW	6,915,984	0	(10)
	09/2018		842	PHP	44,727	2	0

Total Forward Foreign Currency Contracts						$3,934	$(3,916)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Call - OTC USD versus JPY	JPY	120.000	04/17/2020	$	1,952	$36	$9
CBK	Put - OTC GBP versus USD	$	1.315	05/04/2018	GBP	1,926	14	0
DUB	Put - OTC EUR versus USD		1.201	01/22/2019	EUR	2,000	27	22
	Put - OTC EUR versus USD		1.219	02/05/2019		3,596	52	57
	Call - OTC USD versus JPY	JPY	120.000	04/17/2020	$	1,192	22	6
GLM	Call - OTC USD versus JPY		120.000	04/20/2020		2,128	39	10
HUS	Put - OTC AUD versus USD	$	0.735	02/05/2019	AUD	4,600	45	60
	Put - OTC EUR versus USD		1.219	02/05/2019	EUR	504	7	8
	Call - OTC USD versus BRL	BRL	3.375	03/12/2019	$	1,000	54	54
	Put - OTC USD versus BRL		3.375	03/12/2019		1,000	54	48
SOG	Put - OTC EUR versus USD	$	1.185	12/12/2018	EUR	3,900	31	29

							$381	$303

Total Purchased Options							$381	$303

106	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2018

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-30 5-Year Index	Sell	0.850%	05/16/2018		$800	$(1)	$(1)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018		700	(1)	(1)
BPS	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018		1,200	(2)	(1)
BRC	Put - OTC CDX.IG-30 5-Year Index	Sell	0.950	07/18/2018		500	(1)	(1)
	Call - OTC iTraxx Europe 28 5-Year Index	Buy	0.475	04/18/2018	EUR	14,300	(12)	(5)
	Put - OTC iTraxx Europe 28 5-Year Index	Sell	0.700	04/18/2018		14,300	(16)	(2)
CBK	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018		$700	(1)	(1)
DUB	Put - OTC CDX.IG-30 5-Year Index	Sell	0.950	07/18/2018		600	(1)	(1)
FBF	Put - OTC CDX.IG-29 5-Year Index	Sell	0.800	05/16/2018		1,100	(1)	(1)
GST	Put - OTC CDX.IG-30 5-Year Index	Sell	0.850	06/20/2018		700	(1)	(1)
JPM	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018		1,100	(1)	(1)

							$(38)	$(16)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Put - OTC GBP versus USD	$	1.295	05/04/2018	GBP	3,229	$(33)	$0
CLY	Call - OTC AUD versus USD		0.796	08/16/2018	AUD	504	(10)	(3)
	Put - OTC AUD versus USD		0.796	08/16/2018		504	(11)	(17)
DUB	Call - OTC EUR versus USD		1.332	01/22/2019	EUR	2,000	(28)	(23)
	Call - OTC EUR versus USD		1.357	02/05/2019		3,596	(52)	(31)
	Put - OTC USD versus CAD	CAD	1.229	04/06/2018	$	2,200	(10)	0
	Call - OTC USD versus TRY	TRY	3.990	04/20/2018		257	(2)	(2)
FBF	Call - OTC AUD versus USD	$	0.796	08/16/2018	AUD	161	(3)	(1)
	Put - OTC AUD versus USD		0.796	08/16/2018		161	(3)	(5)
GLM	Put - OTC AUD versus CAD	CAD	0.961	06/29/2018		2,000	(11)	(7)
	Call - OTC AUD versus CAD		1.024	06/29/2018		2,000	(12)	(4)
	Put - OTC CAD versus JPY	JPY	76.700	06/19/2018	CAD	2,400	(31)	(6)
	Call - OTC USD versus BRL	BRL	3.892	07/02/2018	$	3,000	(289)	(4)
	Put - OTC USD versus BRL		3.892	07/02/2018		3,000	(289)	(511)
	Put - OTC USD versus KRW	KRW	1,075.000	04/20/2018		319	(6)	(5)
	Call - OTC USD versus TRY	TRY	4.000	04/13/2018		208	(1)	(1)
HUS	Call - OTC AUD versus USD	$	0.825	12/04/2018	AUD	4,600	(60)	(24)
	Call - OTC EUR versus USD		1.357	02/05/2019	EUR	504	(7)	(4)
	Call - OTC USD versus MXN	MXN	19.695	03/12/2019	$	1,000	(54)	(42)
	Put - OTC USD versus MXN		19.695	03/12/2019		1,000	(54)	(69)
JPM	Put - OTC AUD versus CAD	CAD	0.961	06/29/2018	AUD	2,439	(12)	(8)
	Call - OTC AUD versus CAD		1.024	06/29/2018		2,439	(11)	(5)
	Put - OTC USD versus KRW	KRW	1,075.000	04/25/2018	$	11	0	0
MSB	Call - OTC AUD versus USD	$	0.796	08/16/2018	AUD	420	(8)	(3)
	Put - OTC AUD versus USD		0.796	08/16/2018		420	(9)	(14)
	Put - OTC USD versus KRW	KRW	1,075.000	04/25/2018	$	336	(7)	(6)

							$(1,013)	$(795)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$10,300	$(91)	$0
DUB	Floor - OTC CPURNSA	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	11,800	(88)	0

						$(179)	$0

Total Written Options						$(1,230)	$(811)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	107

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - BUY PROTECTION(1)

Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Japan Government International Bond	(1.000)%	Quarterly	06/20/2022	0.174%	$	200	$(7)	$0	$0	$(7)
BPS	Credit Suisse Group Finance	(1.000)	Quarterly	06/20/2022	0.729	EUR	2,400	41	(76)	0	(35)
	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.174	$	2,000	(72)	5	0	(67)
BRC	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.174		700	(24)	0	0	(24)
CBK	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.174		1,200	(42)	2	0	(40)
GST	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.174		1,700	(59)	2	0	(57)

								$(163)	$(67)	$0	$(230)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Mexico Government International Bond	1.000%	Quarterly	06/20/2022	0.837%	$	4,200	$2	$27	$29	$0
BRC	Colombia Government International Bond	1.000	Quarterly	12/20/2021	0.717		100	(4)	5	1	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2022	0.837		100	0	1	1	0
CBK	Colombia Government International Bond	1.000	Quarterly	12/20/2022	0.954		1,600	(21)	25	4	0
	Russia Government International Bond	1.000	Quarterly	12/20/2021	0.907		2,900	(93)	104	11	0
	Shire Acquisitions Investments Ireland DAC	1.000	Quarterly	12/20/2021	1.116	EUR	200	(7)	6	0	(1)
GST	Brazil Government International Bond	1.000	Quarterly	12/20/2022	1.488	$	100	(5)	3	0	(2)
	Colombia Government International Bond	1.000	Quarterly	12/20/2022	0.954		1,700	(17)	21	4	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2022	0.976		5,300	(32)	39	7	0
	Russia Government International Bond	1.000	Quarterly	12/20/2021	0.907		1,700	(55)	61	6	0
	South Africa Government International Bond	1.000	Quarterly	06/20/2022	1.186		400	(17)	14	0	(3)
HUS	Brazil Government International Bond	1.000	Quarterly	12/20/2021	1.188		200	(13)	12	0	(1)
JPM	AP Moller - Maersk	1.000	Quarterly	06/20/2022	0.947	EUR	1,000	(5)	8	3	0

								$(267)	$326	$66	$(7)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)

Counterparty	Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BPS	iTraxx Europe Subordinated 27 5-Year Index	(1.000)%	Quarterly	06/20/2022	EUR	2,600	$136	$(148)	$0	$(12)

CROSS-CURRENCY SWAPS

Counterparty	Receive	Pay	Payment Frequency	Maturity Date(6)	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Floating rate equal to 3-Month AUD-LIBOR plus 0.362% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	09/26/2027	AUD	2,500	$1,982	$9	$(73)	$0	$(64)
	Floating rate equal to 3-Month AUD-LIBOR plus 0.368% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/05/2027		1,500	1,181	(4)	(26)	0	(30)
DUB	Floating rate equal to 3-Month GBP-LIBOR less 0.055% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/13/2026	GBP	300	366	0	52	52	0
MYC	Floating rate equal to 3-Month AUD-LIBOR plus 0.368% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/06/2027	AUD	546	427	2	(10)	0	(8)

108	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2018

Counterparty	Receive	Pay	Payment Frequency	Maturity Date(6)	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
RYL	Floating rate equal to 3-Month GBP-LIBOR less 0.055% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/13/2026	GBP	1,600	$1,952	$47	$228	$275	$0

								$54	$171	$327	$(102)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Receive(7)	1-Year ILS-TELBOR	0.370%	Annual	06/20/2020	ILS	14,500	$0	$(4)	$0	$(4)
	Pay(7)	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		3,000	0	17	17	0
BPS	Receive	3-Month KRW-KORIBOR	2.020	Quarterly	07/10/2027	KRW	5,138,500	0	118	118	0
BRC	Receive(7)	1-Year ILS-TELBOR	0.374	Annual	06/20/2020	ILS	59,000	0	(19)	0	(19)
	Pay(7)	1-Year ILS-TELBOR	1.950	Annual	06/20/2028		12,700	0	54	54	0
CBK	Receive	3-Month KRW-KORIBOR	1.995	Quarterly	07/10/2027	KRW	1,454,800	0	36	36	0
	Receive	3-Month KRW-KORIBOR	1.928	Quarterly	08/02/2027		2,200,000	0	69	69	0
	Pay	6-Month THB-THBFIX	2.810	Semi-Annual	05/18/2037	THB	29,000	0	37	37	0
GLM	Receive	1-Year ILS-TELBOR	0.270	Annual	03/21/2020	ILS	28,800	0	(2)	0	(2)
	Receive(7)	1-Year ILS-TELBOR	0.370	Annual	06/20/2020		29,900	2	(11)	0	(9)
	Pay	1-Year ILS-TELBOR	1.883	Annual	03/21/2028		6,000	0	28	28	0
	Pay(7)	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		6,400	0	35	35	0
HUS	Receive(7)	1-Year ILS-TELBOR	0.370	Annual	06/20/2020		9,000	0	(3)	0	(3)
	Pay(7)	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		1,900	0	11	11	0
JPM	Receive(7)	1-Year ILS-TELBOR	0.420	Annual	06/20/2020		32,000	0	(19)	0	(19)
	Pay(7)	1-Year ILS-TELBOR	2.078	Annual	06/20/2028		6,900	0	53	53	0

								$2	$ 400	$458	$(56)

VOLATILITY SWAPS

Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
DUB	Pay	EUR versus CHF 1-Year ATM Realized Volatility	6.800%	Maturity	06/24/2019	$3	$0	$4	$4	$0
	Pay	EUR versus CHF 1-Year ATM Realized Volatility	6.750	Maturity	06/26/2019	5	0	6	6	0
	Receive	USD versus CHF 1-Year ATM Realized Volatility	9.000	Maturity	06/24/2019	3	0	(4)	0	(4)
	Receive	USD versus CHF 1-Year ATM Realized Volatility	9.000	Maturity	06/26/2019	5	0	(6)	0	(6)

							$0	$0	$10	$(10)

Total Swap Agreements							$(238)	$682	$861	$(417)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(8)
BOA	$142	$9	$46	$197	$(959)	$(2)	$(11)	$(972)	$(775)	$1,044	$269
BPS	385	0	118	503	(379)	(1)	(208)	(588)	(85)	56	(29)
BRC	0	0	56	56	(6)	(8)	(43)	(57)	(1)	0	(1)
CBK	111	0	157	268	(212)	(1)	(41)	(254)	14	280	294
CLY	0	0	0	0	0	(20)	0	(20)	(20)	0	(20)
DUB	17	85	62	164	(169)	(57)	(10)	(236)	(72)	0	(72)
FBF	422	0	0	422	(433)	(7)	0	(440)	(18)	0	(18)
GLM	174	10	63	247	(315)	(538)	(11)	(864)	(617)	703	86
GST	0	0	17	17	0	(1)	(62)	(63)	(46)	0	(46)
HUS	946	170	11	1,127	(376)	(139)	(4)	(519)	608	(510)	98
IND	0	0	0	0	(1)	0	0	(1)	(1)	0	(1)
JPM	579	0	56	635	(341)	(14)	(19)	(374)	261	(260)	1

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	109

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(8)
MSB	$564	$0	$0	$564	$(99)	$(23)	$0	$(122)	$442	$0	$442
MYC	0	0	0	0	0	0	(8)	(8)	(8)	(61)	(69)
NAB	1	0	0	1	0	0	0	0	1	0	1
RBC	0	0	0	0	(6)	0	0	(6)	(6)	0	(6)
RYL	259	0	275	534	(6)	0	0	(6)	528	(250)	278
SCX	17	0	0	17	(8)	0	0	(8)	9	0	9
SOG	73	29	0	102	(83)	0	0	(83)	19	0	19
TOR	0	0	0	0	(1)	0	0	(1)	(1)	0	(1)
UAG	244	0	0	244	(522)	0	0	(522)	(278)	604	326

Total Over the Counter	$3,934	$303	$861	$5,098	$(3,916)	$(811)	$(417)	$(5,144)

(p)	Securities with an aggregate market value of $2,687 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2018.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(7)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(8)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$2	$2
Futures	0	0	0	0	351	351
Swap Agreements	0	2	0	0	236	238

	$0	$2	$0	$0	$589	$591

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,934	$0	$3,934
Purchased Options	0	0	0	303	0	303
Swap Agreements	0	66	0	337	458	861

	$0	$66	$0	$4,574	$458	$5,098

	$0	$68	$0	$4,574	$1,047	$5,689

110	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2018

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$386	$386
Swap Agreements	0	129	0	0	394	523

	$0	$129	$0	$0	$780	$909

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,916	$0	$3,916
Written Options	0	16	0	795	0	811
Swap Agreements	0	249	0	112	56	417

	$0	$265	$0	$4,823	$56	$5,144

	$0	$394	$0	$4,823	$836	$6,053

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$12	$12
Written Options	0	0	0	0	52	52
Futures	0	0	0	0	(1,709)	(1,709)
Swap Agreements	0	(3,769)	0	0	3,826	57

	$0	$(3,769)	$0	$0	$2,181	$(1,588)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,401)	$0	$(1,401)
Purchased Options	0	0	0	(138)	(412)	(550)
Written Options	0	0	0	459	194	653
Swap Agreements	0	1,244	0	11,278	(6)	12,516

	$0	$1,244	$0	$10,198	$(224)	$11,218

	$0	$(2,525)	$0	$10,198	$1,957	$9,630

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$7	$7
Futures	0	0	0	0	6	6
Swap Agreements	0	(91)	0	0	(2,720)	(2,811)

	$0	$(91)	$0	$0	$(2,707)	$(2,798)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(5,640)	$0	$(5,640)
Purchased Options	0	0	0	(48)	222	174
Written Options	0	22	0	9	(68)	(37)
Swap Agreements	0	(911)	0	(1,322)	447	(1,786)

	$0	$(889)	$0	$(7,001)	$601	$(7,289)

	$0	$(980)	$0	$(7,001)	$(2,106)	$(10,087)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	111

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$1,589	$0	$1,589
Belgium
Corporate Bonds & Notes	0	1,404	0	1,404
Brazil
Corporate Bonds & Notes	0	4,726	0	4,726
Canada
Corporate Bonds & Notes	0	1,461	0	1,461
Non-Agency Mortgage-Backed Securities	0	1,846	0	1,846
Sovereign Issues	0	9,882	0	9,882
Cayman Islands
Asset-Backed Securities	0	21,020	0	21,020
Corporate Bonds & Notes	0	2,747	0	2,747
China
Sovereign Issues	0	1,019	0	1,019
Colombia
Corporate Bonds & Notes	0	1,089	0	1,089
Czech Republic
Sovereign Issues	0	284	0	284
Denmark
Corporate Bonds & Notes	0	13,777	0	13,777
France
Corporate Bonds & Notes	0	5,471	0	5,471
Sovereign Issues	0	408	0	408
Germany
Corporate Bonds & Notes	0	3,548	0	3,548
Guernsey, Channel Islands
Corporate Bonds & Notes	0	1,905	0	1,905
Hong Kong
Corporate Bonds & Notes	0	2,099	0	2,099
Indonesia
Sovereign Issues	0	14,288	0	14,288
Ireland
Corporate Bonds & Notes	0	3,519	0	3,519
Israel
Sovereign Issues	0	555	0	555
Italy
Corporate Bonds & Notes	0	9,474	0	9,474
Non-Agency Mortgage-Backed Securities	0	2,859	0	2,859
Sovereign Issues	0	14,920	0	14,920
Japan
Corporate Bonds & Notes	0	3,802	0	3,802
Sovereign Issues	0	19,516	0	19,516
Kuwait
Sovereign Issues	0	7,170	0	7,170
Luxembourg
Corporate Bonds & Notes	0	3,892	0	3,892
Malaysia
Sovereign Issues	0	537	0	537
Mexico
Sovereign Issues	0	2,057	0	2,057
Netherlands
Corporate Bonds & Notes	0	6,146	0	6,146
Non-Agency Mortgage-Backed Securities	0	718	0	718
Norway
Corporate Bonds & Notes	0	1,176	0	1,176
Sovereign Issues	0	1,060	0	1,060
Peru
Sovereign Issues	0	4,312	0	4,312
Philippines
Sovereign Issues	0	422	0	422

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Portugal
Corporate Bonds & Notes	$0	$826	$0	$826
Qatar
Sovereign Issues	0	4,148	0	4,148
Romania
Sovereign Issues	0	429	0	429
Saudi Arabia
Sovereign Issues	0	15,169	0	15,169
Singapore
Corporate Bonds & Notes	0	853	0	853
Sovereign Issues	0	1,135	0	1,135
South Africa
Sovereign Issues	0	577	0	577
Spain
Sovereign Issues	0	9,086	0	9,086
Sweden
Corporate Bonds & Notes	0	23,682	0	23,682
Switzerland
Corporate Bonds & Notes	0	7,981	0	7,981
Turkey
Sovereign Issues	0	100	0	100
United Arab Emirates
Sovereign Issues	0	4,035	0	4,035
United Kingdom
Corporate Bonds & Notes	0	33,118	0	33,118
Non-Agency Mortgage-Backed Securities	0	11,211	0	11,211
Sovereign Issues	0	6,691	0	6,691
United States
Asset-Backed Securities	0	37,962	0	37,962
Corporate Bonds & Notes	0	54,317	315	54,632
Loan Participations and Assignments	0	393	0	393
Municipal Bonds & Notes	0	152	0	152
Non-Agency Mortgage-Backed Securities	0	18,710	0	18,710
U.S. Government Agencies	0	98,982	0	98,982
U.S. Treasury Obligations	0	27,506	0	27,506
Short-Term Instruments
Commercial Paper	0	8,146	0	8,146
Repurchase Agreements	0	223	0	223
Short-Term Notes	0	2,561	0	2,561
Argentina Treasury Bills	0	1,857	0	1,857
Italy Treasury Bills	0	2,216	0	2,216
Japan Treasury Bills	0	7,896	0	7,896
Nigeria Treasury Bills	0	1,188	0	1,188
U.K. Treasury Bills	0	1,683	0	1,683
U.S. Treasury Bills	0	527	0	527

	$0	$554,058	$315	$554,373

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,910	$0	$0	$1,910

Total Investments	$1,910	$554,058	$315	$556,283

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	351	240	0	591
Over the counter	0	5,098	0	5,098

	$351	$5,338	$0	$5,689

112	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2018

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(386)	$(519)	$0	$(905)
Over the counter	0	(5,144)	0	(5,144)

	$(386)	$(5,663)	$0	$(6,049)

Total Financial Derivative Instruments	$(35)	$(325)	$0	$(360)

Totals	$1,875	$553,733	$315	$555,923

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	113

Schedule of Investments PIMCO Global Bond Fund (Unhedged)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 118.9%

ARGENTINA 0.3%

SOVEREIGN ISSUES 0.3%
Argentina Government International Bond
3.375% due 01/15/2023	EUR	400	$488
24.949% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	5,090	260
27.250% due 06/21/2020 ~		5,830	308

Total Argentina (Cost $1,103)			1,056

AUSTRALIA 0.8%

CORPORATE BONDS & NOTES 0.2%
SGSP Australia Assets Pty. Ltd.
3.300% due 04/09/2023		$700	692

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.6%
Liberty Funding Pty. Ltd.
3.210% (BBSW1M + 1.400%) due 01/25/2049 ~	AUD	553	427
Puma SE
2.580% (BBSW1M + 0.790%) due 10/18/2045 ~		691	531
2.670% (BBSW1M + 0.900%) due 05/13/2045 ~		664	510
Swan Trust
3.110% (BBSW1M + 1.300%) due 04/25/2041 ~		596	460

			1,928

Total Australia (Cost $2,969)			2,620

BRAZIL 0.6%

CORPORATE BONDS & NOTES 0.6%
Petrobras Global Finance BV
5.999% due 01/27/2028		$700	694
7.250% due 03/17/2044		600	613
7.375% due 01/17/2027		800	868

Total Brazil (Cost $2,119)			2,175

CANADA 4.7%

CORPORATE BONDS & NOTES 0.4%
Air Canada Pass-Through Trust
3.300% due 07/15/2031		$200	195
Enbridge, Inc.
2.825% (US0003M + 0.700%) due 06/15/2020 ~		300	301
3.700% due 07/15/2027		500	480
Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	400	489

			1,465

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.5%
Canadian Mortgage Pools
1.680% due 06/01/2020	CAD	448	349
1.880% due 07/01/2020		1,244	971
1.880% due 08/01/2020		407	318

			1,638

SOVEREIGN ISSUES 3.8%
Canadian Government Real Return Bond
1.500% due 12/01/2044 (g)		456	439
Province of Alberta
1.250% due 06/01/2020		1,000	763
2.350% due 06/01/2025		1,500	1,140
Province of British Columbia
2.300% due 06/18/2026		1,000	758

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Province of Ontario
2.600% due 06/02/2025	CAD	6,300	$4,878
3.500% due 06/02/2024		2,000	1,637
6.200% due 06/02/2031		300	317
Province of Quebec
2.750% due 08/25/2021		$1,300	1,298
3.000% due 09/01/2023	CAD	1,500	1,198
4.250% due 12/01/2021		1,000	831

			13,259

Total Canada (Cost $17,063)			16,362

CAYMAN ISLANDS 4.9%

ASSET-BACKED SECURITIES 4.8%
Blue Hill CLO Ltd.
2.902% (US0003M + 1.180%) due 01/15/2026 ~		$925	926
Carlyle Global Market Strategies CLO Ltd.
2.862% (US0003M + 1.140%) due 10/16/2025 ~		2,100	2,100
Cent CLO Ltd.
2.970% (US0003M + 1.210%) due 07/27/2026 ~		2,400	2,403
CIFC Funding Ltd.
3.144% (US0003M + 1.200%) due 05/24/2026 ~		1,200	1,201
Flagship Ltd.
2.865% (US0003M + 1.120%) due 01/20/2026 ~		2,100	2,101
Galaxy CLO Ltd.
2.980% (US0003M + 1.130%) due 11/16/2025 ~		1,197	1,198
MP CLO Ltd.
2.922% (US0003M + 1.200%) due 01/15/2027 ~		2,100	2,101
Nelder Grove CLO Ltd.
3.284% (US0003M + 1.300%) due 08/28/2026 ~		1,200	1,202
NewMark Capital Funding CLO Ltd.
2.555% (US0003M + 1.220%) due 06/30/2026 ~		1,200	1,200
TICP CLO Ltd.
2.932% (US0003M + 1.180%) due 04/26/2026 ~		2,100	2,102

			16,534

CORPORATE BONDS & NOTES 0.1%
Ambac LSNI LLC
6.811% due 02/12/2023 ~		1	2
KSA Sukuk Ltd.
2.894% due 04/20/2022		500	487

			489

Total Cayman Islands (Cost $17,023)			17,023

CHINA 0.1%

SOVEREIGN ISSUES 0.1%
China Development Bank
5.840% due 01/03/2019	CNY	560	91
China Government International Bond
3.380% due 05/23/2023		600	94
4.080% due 08/22/2023		600	97

Total China (Cost $278)			282

DENMARK 3.3%

CORPORATE BONDS & NOTES 3.3%
BRFkredit A/S
2.000% due 10/01/2047	DKK	6,593	1,096
Nordea Kredit Realkreditaktieselskab
2.000% due 10/01/2047		2,932	487
2.000% due 10/01/2050		3,992	655

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.500% due 10/01/2037	DKK	1,407	$247
2.500% due 10/01/2047		1	0
2.500% due 10/01/2050		1,200	204
Nykredit Realkredit A/S
2.000% due 10/01/2047		10,794	1,795
2.500% due 10/01/2037		4,942	868
2.500% due 10/01/2047		38	7
Realkredit Danmark A/S
2.000% due 10/01/2047		31,302	5,201
2.500% due 10/01/2037		5,773	1,014
2.500% due 07/01/2047		93	16

Total Denmark (Cost $10,176)			11,590

FRANCE 6.1%

CORPORATE BONDS & NOTES 2.1%
Credit Agricole S.A.
8.125% due 09/19/2033 •(i)		$1,100	1,124
Dexia Credit Local S.A.
1.875% due 03/28/2019		1,800	1,789
1.875% due 09/15/2021		2,700	2,613
2.250% due 02/18/2020		600	596
2.375% due 09/20/2022		700	683
Societe Generale S.A.
8.250% due 11/29/2018 •(h)(i)		400	413

			7,218

SOVEREIGN ISSUES 4.0%
France Government International Bond
2.000% due 05/25/2048 (k)	EUR	6,300	8,571
3.250% due 05/25/2045 (k)		3,000	5,159

			13,730

Total France (Cost $18,348)			20,948

GERMANY 1.4%

CORPORATE BONDS & NOTES 1.4%
Deutsche Bank AG
4.250% due 10/14/2021		$2,300	2,337
Deutsche Pfandbriefbank AG
1.625% due 08/30/2019		800	788
Kreditanstalt fuer Wiederaufbau
5.000% due 03/19/2024	AUD	100	86
Landwirtschaftliche Rentenbank
4.250% due 01/24/2023		400	328
5.375% due 04/23/2024	NZD	1,500	1,210

Total Germany (Cost $4,771)			4,749

GUERNSEY, CHANNEL ISLANDS 0.3%

CORPORATE BONDS & NOTES 0.3%
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 06/09/2023		$1,200	1,203

Total Guernsey, Channel Islands (Cost $1,197)			1,203

HONG KONG 0.2%

CORPORATE BONDS & NOTES 0.2%
AIA Group Ltd.
3.900% due 04/06/2028 (b)		$200	202
CNPC General Capital Ltd.
2.750% due 05/14/2019		400	399

Total Hong Kong (Cost $599)			601

IRELAND 0.1%

CORPORATE BONDS & NOTES 0.1%
AerCap Ireland Capital DAC
3.750% due 05/15/2019		$200	201

114	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2018

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		$200	$197

Total Ireland (Cost $402)			398

ISRAEL 0.1%

SOVEREIGN ISSUES 0.1%
Israel Government International Bond
3.250% due 01/17/2028		$300	292
4.125% due 01/17/2048		200	193

Total Israel (Cost $496)			485

ITALY 4.7%

CORPORATE BONDS & NOTES 1.4%
Banca Carige SpA
3.875% due 10/24/2018	EUR	2,800	3,518
Intesa Sanpaolo SpA
6.250% due 05/16/2024 •(h)(i)		400	538
7.750% due 01/11/2027 •(h)(i)		600	904

			4,960

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.4%
Berica ABS SRL
0.000% (EUR003M + 0.300%) due 12/31/2055 ~		37	45
Casa d’Este Finance SRL
0.023% (EUR003M + 0.350%) due 09/15/2040 ~		157	193
Claris Abs SRL
0.076% (EUR006M + 0.350%) due 10/31/2060 ~		803	988

			1,226

SOVEREIGN ISSUES 2.9%
Italy Buoni Poliennali Del Tesoro
1.450% due 11/15/2024		4,100	5,148
2.800% due 03/01/2067		1,100	1,285
3.450% due 03/01/2048		300	415
Italy Government International Bond
6.000% due 08/04/2028	GBP	1,800	3,142

			9,990

Total Italy (Cost $15,503)			16,176

JAPAN 7.3%

CORPORATE BONDS & NOTES 0.8%
Central Nippon Expressway Co. Ltd.
2.327% (US0003M + 0.540%) due 08/04/2020 ~		$1,200	1,203
Mitsubishi UFJ Financial Group, Inc.
2.950% due 03/01/2021		288	287
ORIX Corp.
3.250% due 12/04/2024		100	97
Sumitomo Mitsui Financial Group, Inc.
3.737% (US0003M + 1.680%) due 03/09/2021 ~		1,000	1,034

			2,621

SOVEREIGN ISSUES 6.5%
Development Bank of Japan, Inc.
1.625% due 09/01/2021		1,600	1,532
Japan Bank for International Cooperation
2.000% due 11/04/2021		1,400	1,357
2.375% due 07/21/2022		200	195
2.375% due 11/16/2022		400	389
2.500% due 06/01/2022		200	196
Japan Finance Organization for Municipalities
2.125% due 04/13/2021		2,200	2,143

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Japan Government International Bond
0.500% due 09/20/2046	JPY	160,000	$1,420
1.400% due 09/20/2034		590,000	6,482
1.700% due 09/20/2032		700,000	7,944
Tokyo Metropolitan Government
2.000% due 05/17/2021		$1,100	1,068

			22,726

Total Japan (Cost $23,439)			25,347

KUWAIT 0.8%

SOVEREIGN ISSUES 0.8%
Kuwait International Government Bond
2.750% due 03/20/2022		$900	883
3.500% due 03/20/2027		2,000	1,965

Total Kuwait (Cost $2,878)			2,848

LUXEMBOURG 0.6%

CORPORATE BONDS & NOTES 0.6%
Allergan Funding SCS
3.850% due 06/15/2024		$300	297
Emerald Bay S.A.
0.000% due 10/08/2020 (e)	EUR	1,072	1,239
Gazprom Neft OAO Via GPN Capital S.A.
2.933% due 04/26/2018		100	123
Sberbank of Russia Via SB Capital S.A.
3.080% due 03/07/2019		300	378

Total Luxembourg (Cost $1,916)			2,037

MULTINATIONAL 0.4%

CORPORATE BONDS & NOTES 0.4%
Preferred Term Securities Ltd.
2.625% (US0003M + 0.500%) due 03/23/2035 ~		$1,471	1,368

Total Multinational (Cost $1,081)			1,368

NETHERLANDS 1.5%

CORPORATE BONDS & NOTES 1.5%
Cooperatieve Rabobank UA
6.875% due 03/19/2020 (i)	EUR	500	694
ING Bank NV
2.625% due 12/05/2022		$3,000	2,943
4.125% due 11/21/2023 •		1,000	1,006
Mylan NV
2.500% due 06/07/2019		200	199
Stichting AK Rabobank Certificaten
6.500% (h)	EUR	100	151
Teva Pharmaceutical Finance Netherlands BV
3.250% due 04/15/2022		200	247

Total Netherlands (Cost $5,240)			5,240

NORWAY 0.5%

CORPORATE BONDS & NOTES 0.3%
DNB Boligkreditt A/S
2.500% due 03/28/2022		$1,000	980

SOVEREIGN ISSUES 0.2%
Kommunalbanken A/S
2.250% due 01/25/2022		600	588
2.475% (US0003M + 0.330%) due 06/16/2020 ~		100	101

			689

Total Norway (Cost $1,698)			1,669

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
PERU 0.0%

SOVEREIGN ISSUES 0.0%
Peru Government International Bond
8.200% due 08/12/2026	PEN	400	$155

Total Peru (Cost $150)			155

POLAND 0.3%

SOVEREIGN ISSUES 0.3%
Poland Government International Bond
2.250% due 04/25/2022	PLN	3,400	1,000

Total Poland (Cost $848)			1,000

PORTUGAL 0.1%

CORPORATE BONDS & NOTES 0.1%
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^(c)	EUR	600	225

Total Portugal (Cost $676)			225

QATAR 0.1%

SOVEREIGN ISSUES 0.1%
Qatar Government International Bond
4.500% due 01/20/2022		$200	207

Total Qatar (Cost $209)			207

SAUDI ARABIA 1.0%

SOVEREIGN ISSUES 1.0%
Saudi Government International Bond
2.375% due 10/26/2021		$3,100	2,989
3.250% due 10/26/2026		500	469

Total Saudi Arabia (Cost $3,572)			3,458

SINGAPORE 0.1%

CORPORATE BONDS & NOTES 0.1%
BOC Aviation Ltd.
3.500% due 09/18/2027		$300	279

Total Singapore (Cost $300)			279

SLOVENIA 1.3%

SOVEREIGN ISSUES 1.3%
Slovenia Government International Bond
4.125% due 02/18/2019		$2,800	2,837
5.250% due 02/18/2024		1,584	1,755

Total Slovenia (Cost $4,445)			4,592

SPAIN 3.6%

SOVEREIGN ISSUES 3.6%
Autonomous Community of Catalonia
4.220% due 04/26/2035	EUR	100	135
4.750% due 06/04/2018		950	1,178
4.900% due 09/15/2021		450	609
4.950% due 02/11/2020		1,100	1,453
Autonomous Community of Madrid
4.688% due 03/12/2020		200	269
Spain Government International Bond
0.250% due 04/30/2018		400	492
1.450% due 10/31/2027		6,000	7,626
2.900% due 10/31/2046		600	854

Total Spain (Cost $11,675)			12,616

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	115

Schedule of Investments PIMCO Global Bond Fund (Unhedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SUPRANATIONAL 1.0%

CORPORATE BONDS & NOTES 1.0%
African Development Bank
5.250% due 03/23/2022	AUD	4,200	$3,546

Total Supranational (Cost $4,336)			3,546

SWEDEN 5.1%

CORPORATE BONDS & NOTES 5.1%
Lansforsakringar Hypotek AB
1.250% due 09/20/2023	SEK	18,300	2,234
2.250% due 09/21/2022		11,400	1,463
Nordea Hypotek AB
1.000% due 04/08/2022		30,900	3,778
Skandinaviska Enskilda Banken AB
1.500% due 12/15/2021		5,500	686
Stadshypotek AB
2.500% due 04/05/2022		$1,700	1,671
4.500% due 09/21/2022	SEK	19,000	2,665
Sveriges Sakerstallda Obligationer AB
1.250% due 06/15/2022		23,000	2,836
2.000% due 06/17/2026		6,000	750
Swedbank Hypotek AB
1.000% due 06/15/2022		13,100	1,599

Total Sweden (Cost $16,714)			17,682

SWITZERLAND 1.5%

CORPORATE BONDS & NOTES 1.4%
Credit Suisse AG
6.500% due 08/08/2023 (i)		$1,000	1,089
UBS AG
2.200% due 06/08/2020		800	785
2.486% due 12/01/2020 ~		800	801
2.627% (US0003M + 0.580%) due 06/08/2020 ~		1,200	1,205
5.125% due 05/15/2024 (i)		200	205
7.625% due 08/17/2022 (i)		600	675

			4,760

SOVEREIGN ISSUES 0.1%
Switzerland Government International Bond
3.500% due 04/08/2033	CHF	300	461

Total Switzerland (Cost $5,202)			5,221

TURKEY 0.0%

SOVEREIGN ISSUES 0.0%
Turkey Government International Bond
6.750% due 04/03/2018		$100	100

Total Turkey (Cost $100)			100

UNITED ARAB EMIRATES 0.5%

SOVEREIGN ISSUES 0.5%
Emirate of Abu Dhabi Government International Bond
2.500% due 10/11/2022		$1,100	1,061
3.125% due 10/11/2027		600	568

Total United Arab Emirates (Cost $1,694)			1,629

UNITED KINGDOM 10.4%

CORPORATE BONDS & NOTES 5.9%
Barclays Bank PLC
7.625% due 11/21/2022 (i)		$2,000	2,199
7.750% due 04/10/2023 •(i)		200	201
Barclays PLC
3.921% (US0003M + 2.110%) due 08/10/2021 ~		1,400	1,461
6.500% due 09/15/2019 •(h)(i)	EUR	1,600	2,096

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.000% due 09/15/2019 (h)(i)	GBP	500	$736
8.250% due 12/15/2018 •(h)(i)		$700	724
BAT International Finance PLC
2.750% due 06/15/2020		400	397
British Telecommunications PLC
9.125% due 12/15/2030		400	585
Frontier Finance PLC
8.000% due 03/23/2022	GBP	1,000	1,437
HSBC Holdings PLC
6.250% due 03/23/2023 •(h)(i)		$200	203
6.500% due 03/23/2028 •(h)(i)		200	204
Lloyds Bank PLC
6.500% due 03/24/2020	EUR	300	414
Lloyds Banking Group PLC
7.000% due 06/27/2019 •(h)(i)	GBP	500	736
7.625% due 06/27/2023 •(h)(i)		200	314
7.875% due 06/27/2029 •(h)(i)		200	339
Nationwide Building Society
3.766% due 03/08/2024 •		$300	299
10.250% ~(h)	GBP	1	244
Reckitt Benckiser Treasury Services PLC
2.846% (US0003M + 0.560%) due 06/24/2022 ~		$500	498
Santander UK Group Holdings PLC
2.875% due 08/05/2021		2,700	2,647
6.750% due 06/24/2024 •(h)(i)	GBP	500	763
7.375% due 06/24/2022 •(h)(i)		300	459
Tesco PLC
5.125% due 04/10/2047	EUR	100	148
6.125% due 02/24/2022	GBP	700	1,108
Tesco Property Finance PLC
5.411% due 07/13/2044		292	463
Virgin Media Secured Finance PLC
5.000% due 04/15/2027		400	555
Virgin Money PLC
2.250% due 04/21/2020		800	1,132

			20,362

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.4%
Eurosail PLC
1.554% (BP0003M + 0.950%) due 06/13/2045 ~		1,193	1,670
Ripon Mortgages PLC
1.326% (BP0003M + 0.800%) due 08/20/2056 ~		1,557	2,199
Stanlington PLC
1.602% due 06/12/2046		1,069	1,511
Towd Point Mortgage Funding PLC
1.753% (BP0003M + 1.200%) due 02/20/2054 ~		1,536	2,173
Uropa Securities PLC
0.802% (BP0003M + 0.200%) due 06/10/2059 ~		295	404
0.952% (BP0003M + 0.350%) due 06/10/2059 ~		68	92
1.152% (BP0003M + 0.550%) due 06/10/2059 ~		53	71
1.352% (BP0003M + 0.750%) due 06/10/2059 ~		57	76

			8,196

SOVEREIGN ISSUES 2.1%
United Kingdom Gilt
3.500% due 01/22/2045 (k)		1,800	3,478
4.250% due 12/07/2040 (k)		1,800	3,731

			7,209

Total United Kingdom (Cost $33,592)			35,767

UNITED STATES 44.6%

ASSET-BACKED SECURITIES 3.0%
Amortizing Residential Collateral Trust
2.572% (US0001M + 0.700%) due 10/25/2031 ~		$16	16

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Amresco Residential Securities Corp. Mortgage Loan Trust
2.812% (US0001M + 0.940%) due 06/25/2029 ~		$54	$51
Bear Stearns Asset-Backed Securities Trust
2.517% (US0001M + 0.645%) due 11/25/2035 ^~		660	662
2.532% (US0001M + 0.660%) due 10/25/2032 ~		7	7
2.672% (LIBOR01M + 0.800%) due 10/27/2032 ~		22	21
Citigroup Global Markets Mortgage Securities, Inc.
3.222% (US0001M + 1.350%) due 01/25/2032 ~		31	31
Countrywide Asset-Backed Certificates
2.212% (US0001M + 0.340%) due 12/25/2036 ^~		40	22
Countrywide Asset-Backed Certificates Trust
4.693% due 10/25/2035 ~		87	89
Credit Suisse First Boston Mortgage Securities Corp.
2.492% (US0001M + 0.620%) due 01/25/2032 ~		14	14
GSAMP Trust
2.517% (US0001M + 0.645%) due 11/25/2035 ^~		3,198	2,364
Home Equity Mortgage Loan Asset-Backed Trust
1.992% (US0001M + 0.120%) due 04/25/2037 ~		2,874	2,081
Home Equity Mortgage Trust
6.000% due 01/25/2037 ^		409	219
Morgan Stanley ABS Capital, Inc. Trust
1.982% (US0001M + 0.110%) due 03/25/2037 ~		1,863	976
1.997% (US0001M + 0.125%) due 07/25/2036 ~		113	99
Morgan Stanley Home Equity Loan Trust
2.222% (US0001M + 0.350%) due 04/25/2037 ~		311	211
Renaissance Home Equity Loan Trust
7.238% due 09/25/2037 ^		781	439
Residential Asset Mortgage Products Trust
2.432% (US0001M + 0.560%) due 06/25/2032 ~		12	11
SG Mortgage Securities Trust
2.022% (US0001M + 0.150%) due 10/25/2036 ~		2,900	2,365
SLM Student Loan Trust
0.000% (EUR003M + 0.260%) due 12/15/2023 ~	EUR	663	816

			10,494

CORPORATE BONDS & NOTES 8.3%
Allergan Sales LLC
5.000% due 12/15/2021		$200	209
Ally Financial, Inc.
3.250% due 11/05/2018		800	802
3.500% due 01/27/2019		300	301
3.750% due 11/18/2019		300	302
4.750% due 09/10/2018		200	202
American Honda Finance Corp.
2.137% due 11/05/2021 ~		300	300
Anadarko Petroleum Corp.
6.950% due 06/15/2019		800	837
Anheuser-Busch InBev Finance, Inc.
3.300% due 02/01/2023		500	501
AT&T, Inc.
1.800% due 09/05/2026	EUR	800	1,002
2.672% (US0003M + 0.950%) due 07/15/2021 ~		$1,400	1,415
3.400% due 08/14/2024		300	302
3.900% due 08/14/2027		1,100	1,109
Bank of America Corp.
5.875% due 03/15/2028 •(h)		500	504

116	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2018

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Bank of New York Mellon Corp.
2.200% due 08/16/2023		$800	$752
BAT Capital Corp.
2.423% due 08/14/2020 ~		200	201
3.222% due 08/15/2024		400	386
4.390% due 08/15/2037		400	398
Campbell Soup Co.
3.300% due 03/15/2021		200	201
3.650% due 03/15/2023		200	201
CenterPoint Energy Resources Corp.
3.550% due 04/01/2023		100	100
Charter Communications Operating LLC
4.464% due 07/23/2022		600	614
4.908% due 07/23/2025		1,400	1,432
Continental Resources, Inc.
4.375% due 01/15/2028		200	195
CVS Health Corp.
3.350% due 03/09/2021		100	101
3.700% due 03/09/2023		100	100
4.100% due 03/25/2025		200	202
4.300% due 03/25/2028		200	202
5.050% due 03/25/2048		100	105
Dell International LLC
4.420% due 06/15/2021		200	205
DISH DBS Corp.
5.125% due 05/01/2020		600	602
EMC Corp.
2.650% due 06/01/2020		100	97
Emera U.S. Finance LP
2.700% due 06/15/2021		300	293
EPR Properties
4.500% due 06/01/2027		500	488
Equinix, Inc.
2.875% due 03/15/2024	EUR	300	367
Fidelity National Information Services, Inc.
0.400% due 01/15/2021		200	247
1.700% due 06/30/2022	GBP	200	278
Ford Motor Credit Co. LLC
2.597% due 11/04/2019		$200	198
GATX Corp.
2.500% due 07/30/2019		100	99
2.507% due 11/05/2021 ~		200	201
Kilroy Realty LP
3.450% due 12/15/2024		100	97
Kinder Morgan, Inc.
5.000% due 02/15/2021		600	623
Kraft Heinz Foods Co.
2.381% due 02/10/2021 ~		600	599
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 ^(c)		6,100	255
Morgan Stanley
2.294% due 02/10/2021 ~		800	801
Navient Corp.
8.000% due 03/25/2020		300	319
NextEra Energy Capital Holdings, Inc.
2.372% due 09/03/2019 ~		900	900
Sempra Energy
2.575% due 03/15/2021 ~		300	301
Southern Co.
2.950% due 07/01/2023		1,000	972
Southern Co. Gas Capital Corp.
2.450% due 10/01/2023		100	95
Spectra Energy Partners LP
2.725% (US0003M + 0.700%) due 06/05/2020 ~		100	101
Springleaf Finance Corp.
6.000% due 06/01/2020		1,200	1,243
8.250% due 12/15/2020		1,000	1,091
Sprint Spectrum Co. LLC
4.738% due 09/20/2029		200	202
Textron, Inc.
2.361% due 11/10/2020 ~		500	500

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Verizon Communications, Inc.
3.125% due 03/16/2022	$900	$893
Volkswagen Group of America Finance LLC
2.450% due 11/20/2019	400	396
Wells Fargo & Co.
3.002% (US0003M + 1.230%) due 10/31/2023 ~	1,900	1,929
Zimmer Biomet Holdings, Inc.
3.150% due 04/01/2022	800	789
3.550% due 04/01/2025	600	583

		28,740

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
CenturyLink, Inc.
4.627% (LIBOR03M + 2.750%) due 01/31/2025 ~	399	394
Charter Communications Operating LLC
3.880% (LIBOR03M + 2.000%) due 04/30/2025 ~	1,277	1,283

		1,677

MUNICIPAL BONDS & NOTES 0.4%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.334% due 02/15/2028	500	632
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	400	541
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	200	247

		1,420

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.6%
Adjustable Rate Mortgage Trust
3.639% due 09/25/2035 ~	55	53
American Home Mortgage Assets Trust
2.062% (US0001M + 0.190%) due 05/25/2046 ^~	885	748
American Home Mortgage Investment Trust
3.706% (US0012M + 1.500%) due 10/25/2034 ~	61	61
Banc of America Funding Trust
3.642% due 02/20/2036 ~	418	416
4.028% due 01/20/2047 ^~	67	64
Banc of America Mortgage Trust
3.641% due 05/25/2035 ^~	452	450
BCAP LLC Trust
1.941% (US0001M + 0.740%) due 01/26/2047 ~	198	182
3.545% due 02/26/2036 ~	40	40
5.250% due 04/26/2037	304	261
5.250% due 08/26/2037 ~	172	177
Bear Stearns Adjustable Rate Mortgage Trust
3.258% due 05/25/2034 ~	30	27
3.344% due 08/25/2033 ~	46	47
3.475% due 08/25/2033 ~	6	6
3.643% due 10/25/2033 ~	34	35
3.765% due 05/25/2047 ^~	226	218
3.791% due 05/25/2034 ~	74	72
3.794% due 02/25/2034 ~	6	6
3.893% due 11/25/2034 ~	46	46
Bear Stearns ALT-A Trust
3.474% due 11/25/2036 ^~	180	165
3.589% due 09/25/2035 ~	470	419
Bear Stearns Structured Products, Inc. Trust
3.633% due 01/26/2036 ~	780	696
Chase Mortgage Finance Trust
3.160% due 07/25/2037 ~	45	41
3.714% due 02/25/2037 ~	106	107
Citicorp Mortgage Securities Trust
6.000% due 04/25/2037 ^	31	30

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Citigroup Global Markets Mortgage Securities, Inc.
2.372% (US0001M + 0.500%) due 05/25/2032 ~	$6	$6
Citigroup Mortgage Loan Trust
3.465% due 09/25/2037 ^~	835	790
3.545% due 08/25/2035 ~	75	75
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
3.407% due 09/25/2035 ^~	1,019	942
Countrywide Alternative Loan Trust
2.062% (US0001M + 0.190%) due 09/25/2046 ^~	803	739
2.082% (US0001M + 0.210%) due 07/25/2046 ^~	40	37
2.222% (US0001M + 0.350%) due 05/25/2037 ^~	236	138
2.455% (12MTA + 1.500%) due 11/25/2035 ~	174	164
2.995% (12MTA + 2.040%) due 11/25/2035 ~	134	128
3.683% due 02/25/2037 ^~	375	366
5.250% due 06/25/2035 ^	83	79
6.000% due 01/25/2037 ^	497	428
6.250% due 12/25/2036	1,326	970
6.250% due 08/25/2037 ^	115	101
Countrywide Home Loan Mortgage Pass-Through Trust
2.512% (US0001M + 0.640%) due 03/25/2035 ~	944	844
2.532% (US0001M + 0.660%) due 02/25/2035 ~	166	164
2.632% (US0001M + 0.760%) due 09/25/2034 ~	9	9
3.412% due 08/25/2034 ^~	19	18
3.466% due 11/25/2035 ^~	14	12
3.491% due 11/25/2034 ~	91	91
3.493% due 04/20/2035 ~	17	17
3.811% due 11/19/2033 ~	3	3
Credit Suisse First Boston Mortgage Securities Corp.
3.423% due 08/25/2033 ~	15	15
6.500% due 04/25/2033	18	18
Credit Suisse First Boston Mortgage-Backed Pass-through Trust
3.093% due 07/25/2033 ~	10	10
DBUBS Mortgage Trust
0.306% due 11/10/2046 ~(a)	4,700	37
0.723% due 11/10/2046 ~(a)	3,401	49
First Horizon Mortgage Pass-Through Trust
3.261% due 08/25/2035 ~	71	61
General Motors Acceptance Corp.
7.430% due 12/01/2021	2	2
GMAC Mortgage Corp. Loan Trust
4.054% due 06/25/2034 ~	13	13
GreenPoint Mortgage Funding Trust
2.052% (US0001M + 0.180%) due 01/25/2037 ~	216	203
2.072% (US0001M + 0.200%) due 10/25/2046 ~	1,181	999
2.082% (US0001M + 0.210%) due 04/25/2036 ~	258	237
GreenPoint Mortgage Funding Trust Pass-Through Certificates
4.013% due 10/25/2033 ~	7	7
GS Mortgage Securities Trust
1.968% due 11/10/2045 ~(a)	4,292	319
GSR Mortgage Loan Trust
3.614% due 09/25/2035 ~	53	54
3.630% (H15T1Y + 1.750%) due 03/25/2033 ~	33	32
HarborView Mortgage Loan Trust
1.988% (US0001M + 0.180%) due 07/19/2046 ^~	1,110	737
1.998% (LIBOR01M + 0.190%) due 09/19/2037 ~	401	374
2.133% (12MTA + 0.850%) due 12/19/2036 ^~	430	413
3.628% due 07/19/2035 ~	30	26

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	117

Schedule of Investments PIMCO Global Bond Fund (Unhedged) (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
IndyMac Mortgage Loan Trust
2.062% (US0001M + 0.190%) due 09/25/2046 ~	$874	$812
2.072% (US0001M + 0.200%) due 11/25/2046 ~	1,150	1,049
3.494% due 12/25/2034 ~	37	36
JPMorgan Alternative Loan Trust
5.500% due 11/25/2036 ^~	3	2
JPMorgan Chase Commercial Mortgage Securities Trust
1.060% due 12/15/2047 ~(a)	14,380	568
JPMorgan Mortgage Trust
3.144% due 11/25/2033 ~	33	33
3.492% due 11/25/2035 ~	40	39
Luminent Mortgage Trust
2.042% (LIBOR01M + 0.170%) due 12/25/2036 ~	1,455	1,305
MASTR Alternative Loan Trust
2.272% (US0001M + 0.400%) due 03/25/2036 ~	164	31
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.217% (US0001M + 0.440%) due 12/15/2030 ~	124	121
Merrill Lynch Mortgage Investors Trust
2.082% (US0001M + 0.210%) due 02/25/2036 ~	42	41
2.911% (US0006M + 1.250%) due 10/25/2035 ~	246	249
3.293% due 02/25/2033 ~	56	55
Morgan Stanley Bank of America Merrill Lynch Trust
1.123% due 05/15/2046 ~(a)	11,153	497
OBX Trust
2.527% due 06/25/2057 ~	210	211
Residential Accredit Loans, Inc. Trust
2.022% (US0001M + 0.150%) due 02/25/2047 ~	444	291
Residential Asset Securitization Trust
2.322% (US0001M + 0.450%) due 12/25/2036 ^~	192	65
6.500% due 08/25/2036 ^	481	291
Residential Funding Mortgage Securities, Inc. Trust
3.857% due 09/25/2035 ^~	74	63
6.500% due 03/25/2032	6	6
Sequoia Mortgage Trust
2.172% (US0001M + 0.350%) due 07/20/2033 ~	174	168
2.508% (US0001M + 0.700%) due 10/19/2026 ~	52	52
3.603% due 04/20/2035 ~	803	838
Structured Adjustable Rate Mortgage Loan Trust
3.689% due 02/25/2034 ~	51	51
3.771% due 09/25/2034 ~	84	86
3.813% due 04/25/2034 ~	96	98
Structured Asset Mortgage Investments Trust
2.058% (US0001M + 0.250%) due 07/19/2035 ~	668	641
2.062% (US0001M + 0.190%) due 07/25/2046 ^~	235	202
2.082% (US0001M + 0.210%) due 05/25/2036 ~	389	328
2.388% (US0001M + 0.580%) due 07/19/2034 ~	48	48
Thornburg Mortgage Securities Trust
3.877% (US0012M + 1.200%) due 06/25/2037 ~	658	634
3.927% (LIBOR12M + 1.250%) due 06/25/2047 ^~	152	140
3.927% (LIBOR01M + 1.250%) due 06/25/2047 ^~	327	297
UBS-Barclays Commercial Mortgage Trust
1.654% due 12/10/2045 ~(a)	12,074	721
UBS-Citigroup Commercial Mortgage Trust
2.199% due 01/10/2045 ~(a)	3,181	198
WaMu Mortgage Pass-Through Certificates Trust
2.182% (US0001M + 0.310%) due 01/25/2045 ~	184	184

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.277% (COF 11 + 1.500%) due 09/25/2046 ~	$1,351	$1,348
2.277% (COF 11 + 1.500%) due 10/25/2046 ~	46	45
2.277% (COF 11 + 1.500%) due 11/25/2046 ~	395	376
2.452% (US0001M + 0.580%) due 07/25/2045 ~	311	308
3.098% due 06/25/2033 ~	30	30
3.226% due 04/25/2035 ~	786	800
3.253% due 08/25/2034 ~	228	232
3.342% due 08/25/2046 ^~	828	805
3.456% due 03/25/2033 ~	192	193
3.644% due 03/25/2035 ~	164	167
3.708% due 03/25/2034 ~	130	133
Washington Mutual Mortgage Pass-Through Certificates Trust
2.053% (12MTA + 0.770%) due 04/25/2047 ^~	29	1
2.223% (12MTA + 0.940%) due 07/25/2046 ^~	237	174
Wells Fargo Mortgage-Backed Securities Trust
3.737% due 06/25/2035 ~	332	340
Wells Fargo-RBS Commercial Mortgage Trust
1.226% due 03/15/2045 ~(a)	10,415	487

		29,984

U.S. GOVERNMENT AGENCIES 18.7%
Fannie Mae
2.272% (LIBOR01M + 0.400%) due 06/25/2036 ~	41	41
2.372% (LIBOR01M + 0.500%) due 10/25/2040 - 11/25/2040 ~	506	509
2.996% (H15T1Y + 2.121%) due 03/01/2024 ~	2	2
3.122% (US0012M + 1.375%) due 12/01/2034 ~	97	101
3.407% (US0012M + 1.678%) due 05/01/2035 ~	31	32
3.490% due 12/01/2020	865	881
3.491% (H15T1Y + 2.242%) due 11/01/2023 ~	1	1
3.551% (H15T1Y + 2.360%) due 11/01/2034 ~	651	692
4.500% due 08/01/2023 - 06/01/2044	564	592
6.500% due 11/01/2036	68	69
Fannie Mae, TBA
3.500% due 05/01/2033 - 06/01/2048	43,200	43,210
4.000% due 05/01/2048 - 06/01/2048	11,800	12,077
Freddie Mac
0.858% due 09/25/2022 ~(a)	4,939	154
1.012% due 11/25/2022 ~(a)	5,842	221
1.277% due 08/25/2019 ~(a)	7,889	121
1.351% due 11/25/2019 ~(a)	6,964	135
1.443% due 01/15/2038 ~(a)	747	39
1.925% (LIBOR01M + 0.350%) due 01/15/2038 ~	747	748
2.377% (LIBOR01M + 0.600%) due 12/15/2037 - 07/15/2040 ~	555	561
2.401% (12MTA + 1.200%) due 10/25/2044 ~	1,148	1,163
3.361% (H15T1Y + 2.242%) due 05/01/2023 ~	8	8
3.439% (H15T1Y + 2.275%) due 02/01/2029 ~	34	36
3.596% (US0012M + 1.781%) due 04/01/2037 ~	17	18
6.000% due 12/15/2024	26	28
7.400% due 02/01/2021	2	2
Freddie Mac, TBA
3.000% due 04/12/2048	2,000	1,948
3.500% due 05/14/2048	1,500	1,500
Ginnie Mae
2.375% (H15T1Y + 1.500%) due 02/20/2024 - 01/20/2030 ~	46	48

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.386% (LIBOR01M + 0.600%) due 02/16/2030 ~		$44	$45
2.625% (H15T1Y + 1.500%) due 05/20/2022 - 05/20/2030 ~		44	45
2.750% (H15T1Y + 1.500%) due 07/20/2022 - 09/20/2026 ~		30	31
3.125% (H15T1Y + 1.500%) due 12/20/2023 - 12/20/2026 ~		18	18

			65,076

U.S. TREASURY OBLIGATIONS 5.1%
U.S. Treasury Inflation Protected Securities (g)
0.125% due 07/15/2022 (k)		5,928	5,867
0.125% due 01/15/2023 (k)(m)(o)		6,873	6,756
0.125% due 07/15/2024 (o)		626	612
0.500% due 01/15/2028		3,618	3,551
2.000% due 01/15/2026		562	620
2.500% due 01/15/2029 (o)		346	410

			17,816

Total United States (Cost $154,376)			155,207

SHORT-TERM INSTRUMENTS 10.6%

COMMERCIAL PAPER 1.4%
Bank of Montreal
1.461% due 04/05/2018	CAD	200	155
1.489% due 04/04/2018		500	388
1.504% due 04/02/2018		200	155
Bank of Nova Scotia
1.461% due 04/04/2018		500	388
1.487% due 04/06/2018		300	233
1.488% due 04/05/2018		200	155
1.504% due 04/02/2018		1,100	854
Canadian Imperial Bank of Commerce
1.488% due 04/16/2018		500	388
National Bank of Canada
1.461% due 04/05/2018		100	77
Royal Bank of Canada
1.500% due 04/06/2018		500	388
1.501% due 04/04/2018		400	310
1.501% due 04/16/2018		500	388
1.502% due 04/03/2018		300	233
Toronto Dominion Bank
1.498% due 04/06/2018		300	233
1.500% due 04/05/2018		600	465
1.501% due 04/04/2018		100	78
1.502% due 04/03/2018		100	78

			4,966

REPURCHASE AGREEMENTS (j) 0.5%
			1,673

SHORT-TERM NOTES 0.2%
Harris Corp.
2.431% due 02/27/2019 ~		$700	700
Letras del Banco Central de la Republica Argentina
26.200% due 05/16/2018	ARS	1,000	49

			749

ARGENTINA TREASURY BILLS 0.5%
21.339% due 04/13/2018 - 12/14/2018 (d)(e)	ARS	7,600	1,658

ITALY TREASURY BILLS 0.8%
(0.446)% due 04/30/2018 (d)(e)	EUR	2,400	2,954

JAPAN TREASURY BILLS 5.8%
(0.220)% due 04/05/2018 - 06/18/2018 (d)(e)	JPY	2,140,000	20,117

118	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2018

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NIGERIA TREASURY BILLS 0.6%
15.548% due 11/22/2018 - 11/29/2018 (d)(e)	NGN	852,800	$2,152

U.K. TREASURY BILLS 0.3%
0.240% due 04/20/2018 (e)(f)	GBP	700	982

U.S. TREASURY BILLS 0.5%
1.495% due 04/19/2018 - 04/26/2018 (d)(e)(o)		$1,806	1,805

Total Short-Term Instruments (Cost $36,938)			37,056

Total Investments in Securities (Cost $403,126)			412,917

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 3.7%

SHORT-TERM INSTRUMENTS 3.7%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.7%
PIMCO Short Asset Portfolio	634,304	$6,344
PIMCO Short-Term Floating NAV Portfolio III	650,904	6,433

Total Short-Term Instruments (Cost $12,788)		12,777

Total Investments in Affiliates (Cost $12,788)		12,777

Total Investments 122.6% (Cost $415,914)		$425,694

Financial Derivative Instruments (l)(n) (0.4)% (Cost or Premiums, net $542)		(1,416)

Other Assets and Liabilities, net (22.2)%		(77,192)

Net Assets 100.0%		$347,086

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	Interest only security.
(b)	When-issued security.
(c)	Security is not accruing income as of the date of this report.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Coupon represents a yield to maturity.
(g)	Principal amount of security is adjusted for inflation.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(j)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	03/29/2018	04/02/2018	$1,673	U.S. Treasury Notes 2.000% due 04/30/2024	$(1,707)	$1,673	$1,673

Total Repurchase Agreements						$(1,707)	$1,673	$1,673

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
IND	0.550%	03/15/2018	05/02/2018	GBP (5,012)	$(7,034)
	1.630	02/09/2018	04/10/2018	$ (2,727)	(2,733)
	1.630	03/27/2018	04/10/2018	(5,830)	(5,831)
MEI	(0.460)	01/18/2018	04/19/2018	EUR (10,817)	(13,298)

Total Reverse Repurchase Agreements					$(28,896)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	119

Schedule of Investments PIMCO Global Bond Fund (Unhedged) (Cont.)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
United States (0.2)%
U.S. Government Agencies (0.2)%
Fannie Mae, TBA	4.500%	05/01/2048	$800	$(835)	$(836)

Total Short Sales (0.2)%				$(835)	$(836)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
FICC	$1,673	$0	$0	$1,673	$(1,707)	$(34)
IND	0	(15,598)	0	(15,598)	15,564	(34)
MEI	0	(13,298)	0	(13,298)	13,238	(60)

Total Borrowings and Other Financing Transactions	$1,673	$(28,896)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Sovereign Issues	$0	$(13,298)	$(7,034)	$0	$(20,332)
U.S. Treasury Obligations	0	(8,564)	0	0	(8,564)

Total Borrowings	$0	$(21,862)	$(7,034)	$0	$(28,896)

Payable for reverse repurchase agreements					$(28,896)

(k)	Securities with an aggregate market value of $29,550 have been pledged as collateral under the terms of the above master agreements as of March 31, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2018 was $(51,009) at a weighted average interest rate of 0.411%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(l)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note June 2018 Futures	$106.000	05/25/2018	111	$111	$1	$0
Put - CBOT U.S. Treasury 10-Year Note June 2018 Futures	108.000	05/25/2018	12	12	0	0
Put - CBOT U.S. Treasury 10-Year Note June 2018 Futures	108.500	05/25/2018	82	82	1	0
Put - CBOT U.S. Treasury 10-Year Note June 2018 Futures	111.000	05/25/2018	2	2	0	0
Call - CBOT U.S. Treasury 30-Year Bond June 2018 Futures	175.000	05/25/2018	2	2	0	0
Call - CBOT U.S. Treasury 30-Year Bond June 2018 Futures	180.000	05/25/2018	14	14	0	0
Call - CBOT U.S. Treasury 30-Year Bond June 2018 Futures	182.000	05/25/2018	39	39	0	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond June 2018 Futures	106.000	05/25/2018	172	172	2	1
Put - CBOT U.S. Treasury Ultra Long-Term Bond June 2018 Futures	110.000	05/25/2018	3	3	0	0

					$4	$1

Total Purchased Options					$4	$1

120	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2018

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
3-Month Euribor June Futures	06/2018	280	EUR	86,407	$0	$0	$0
90-Day Eurodollar December Futures	12/2019	167	$	40,587	12	0	(2)
90-Day Eurodollar March Futures	03/2019	342		83,286	(63)	0	(13)
90-Day Eurodollar September Futures	09/2018	275		67,117	(227)	0	(7)
Australia Government 3-Year Note June Futures	06/2018	10	AUD	854	1	1	(1)
Australia Government 10-Year Bond June Futures	06/2018	85		8,462	127	43	(6)
Euro-Bobl June Futures	06/2018	223	EUR	36,014	142	28	(1)
Euro-Bund 10-Year Bond June Futures	06/2018	23		4,512	36	6	0
Euro-Buxl 30-Year Bond June Futures	06/2018	10		2,035	57	1	(4)
Euro-Schatz June Futures	06/2018	150		20,667	32	2	0
Put Options Strike @ EUR 110.600 on Euro-Schatz June 2018 Futures	05/2018	150		1	0	0	0
Put Options Strike @ EUR 127.000 on Euro-Bobl June 2018 Futures	05/2018	150		1	0	0	0
Put Options Strike @ EUR 149.500 on Euro-Bund 10-Year Bond June 2018 Futures	05/2018	23		0	0	0	0
U.S. Treasury 5-Year Note June Futures	06/2018	105	$	12,018	63	11	0
U.S. Treasury 10-Year Note June Futures	06/2018	45		5,451	68	11	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2018	175		28,082	904	202	0
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	12/2018	376	GBP	65,229	(122)	13	(6)

					$1,030	$318	$(40)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar December Futures	12/2020	167	$	(40,566)	$(34)	$0	$(2)
90-Day Eurodollar March Futures	03/2020	342		(83,110)	(26)	4	0
90-Day Eurodollar September Futures	09/2019	275		(66,877)	301	3	0
Call Options Strike @ EUR 160.000 on Euro-Bobl 10-Year Bond June 2018 Futures	05/2018	20	EUR	(15)	(5)	0	(1)
Canada Government 10-Year Bond June Futures	06/2018	8	CAD	(828)	(15)	0	(4)
Euro-BTP Italy Government Bond June Futures	06/2018	68	EUR	(11,613)	(217)	0	(92)
Euro-OAT France Government 10-Year Bond June Futures	06/2018	162		(30,815)	(659)	0	(56)
Put Options Strike @ EUR 129.500 on Euro-Bobl June 2018 Futures	05/2018	94		(2)	18	2	0
Put Options Strike @ EUR 156.500 on Euro-Bund 10-Year Bond June 2018 Futures	05/2018	20		(4)	4	1	0
U.S. Treasury 30-Year Bond June Futures	06/2018	55	$	(8,064)	(224)	0	(41)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	12/2019	376	GBP	(65,057)	150	7	(40)
United Kingdom Long Gilt June Futures	06/2018	190		(32,740)	(420)	0	(181)

					$(1,127)	$17	$(417)

Total Futures Contracts					$(97)	$335	$(457)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)

Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Ally Financial, Inc.	(5.000)%	Quarterly	06/20/2018	0.164%	$	900	$(30)	$18	$(12)	$0	$(1)
Altria Group, Inc.	(1.000)	Quarterly	12/20/2020	0.162		1,200	(32)	5	(27)	0	0
BASF SE	(1.000)	Quarterly	12/20/2020	0.138	EUR	300	(10)	1	(9)	0	0
Bayer AG	(1.000)	Quarterly	12/20/2020	0.190		500	(16)	2	(14)	0	0
Fortum Oyj	(1.000)	Quarterly	12/20/2020	0.251		200	(5)	0	(5)	0	0
Koninklijke DSM NV	(1.000)	Quarterly	12/20/2020	0.159		1,000	(32)	3	(29)	1	0
Pfizer, Inc.	(1.000)	Quarterly	12/20/2020	0.178	$	900	(24)	4	(20)	0	0
Reynolds American, Inc.	(1.000)	Quarterly	12/20/2020	0.185		1,400	(38)	7	(31)	0	0
Telia Co. AB	(1.000)	Quarterly	12/20/2020	0.206	EUR	300	(9)	1	(8)	0	0
UnitedHealth Group, Inc.	(1.000)	Quarterly	12/20/2020	0.200	$	800	(22)	5	(17)	0	0

							$(218)	$46	$(172)	$1	$(1)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	121

Schedule of Investments PIMCO Global Bond Fund (Unhedged) (Cont.)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Daimler AG	1.000%	Quarterly	12/20/2020	0.311%	EUR	100	$2	$0	$2	$0	$0
Ryder System, Inc.	1.000	Quarterly	06/20/2022	0.478	$	300	7	(1)	6	0	0
Shell International Finance BV	1.000	Quarterly	12/20/2026	0.691	EUR	500	15	1	16	0	(2)
Telecom Italia SpA	1.000	Quarterly	06/20/2024	1.728		200	(9)	(1)	(10)	0	(1)

							$15	$(1)	$14	$0	$(3)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.IG-29 5-Year Index	(1.000)%	Quarterly	12/20/2022	$	20,600	$(388)	$(2)	$(390)	$0	$(18)
iTraxx Europe Main 28 5-Year Index	(1.000)	Quarterly	12/20/2022	EUR	9,400	(249)	(21)	(270)	0	(7)

						$(637)	$(23)	$(660)	$0	$(25)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.EM-28 5-Year Index	1.000%	Quarterly	12/20/2022	$4,365	$(18)	$(12)	$(30)	$6	$0
CDX.EM-29 5-Year Index	1.000	Quarterly	06/20/2023	14,200	(285)	35	(250)	22	0

					$(303)	$23	$(280)	$28	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive(6)	1-Day USD-Federal Funds Rate Compounded-OIS	1.724%	Annual	09/19/2018	$	40,000	$0	$15	$15	$2	$0
Pay	3-Month CAD-Bank Bill	1.400	Semi-Annual	09/13/2019	CAD	40,100	(310)	5	(305)	20	0
Receive	3-Month CAD-Bank Bill	2.200	Semi-Annual	06/16/2026		3,400	25	22	47	0	(9)
Receive	3-Month CAD-Bank Bill	1.850	Semi-Annual	09/15/2027		14,200	607	1	608	0	(42)
Pay	3-Month CHF-LIBOR	0.050	Annual	03/16/2026	CHF	1,400	(14)	(8)	(22)	3	0
Pay(6)	3-Month NZD-BBR	2.500	Semi-Annual	02/14/2020	NZD	43,400	48	6	54	11	0
Pay	3-Month USD-LIBOR	1.945		09/19/2018	$	40,000	0	(36)	(36)	0	(2)
Pay(6)	3-Month USD-LIBOR	1.750	Semi-Annual	04/01/2019		150,000	(123)	(413)	(536)	0	(5)
Receive(6)	3-Month USD-LIBOR	2.000	Semi-Annual	04/01/2020		150,000	84	488	572	0	(16)
Receive(6)	3-Month USD-LIBOR	1.750	Semi-Annual	06/20/2020		29,700	581	(74)	507	0	(2)
Pay	3-Month USD-LIBOR	2.071	Quarterly	06/12/2022		8,300	0	13	13	1	0
Pay	3-Month USD-LIBOR	2.178	Quarterly	06/19/2022		17,500	1	25	26	2	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2022		7,600	55	54	109	0	(2)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2023		38,900	806	1,030	1,836	0	(24)
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		400	(29)	(12)	(41)	1	0
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		41,600	(728)	(94)	(822)	83	0
Receive(6)	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		13,500	757	(112)	645	0	(29)
Receive(6)	3-Month USD-LIBOR	2.098	Semi-Annual	07/01/2041		13,900	287	42	329	0	(11)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		17,500	(370)	683	313	0	(104)
Receive(6)	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		100	11	(3)	8	0	(1)
Receive(6)	3-Month USD-LIBOR	2.955	Semi-Annual	11/12/2049		1,900	(115)	90	(25)	0	(12)
Pay(6)	3-Month ZAR-JIBAR	7.250	Quarterly	06/20/2023	ZAR	125,800	27	8	35	0	(45)
Pay	3-Month ZAR-JIBAR	8.500	Quarterly	03/15/2027		10,000	29	24	53	0	(5)
Receive(6)	6-Month EUR-EURIBOR	0.000	Annual	09/19/2020	EUR	3,100	0	(3)	(3)	0	(1)
Pay(6)	6-Month EUR-EURIBOR	0.500	Annual	06/20/2023		23,500	48	57	105	19	0
Pay(6)	6-Month EUR-EURIBOR	0.500	Annual	09/19/2023		26,000	(152)	152	0	27	0
Pay(6)	6-Month EUR-EURIBOR	1.000	Annual	06/20/2028		300	(2)	2	0	0	0
Pay(6)	6-Month EUR-EURIBOR	1.250	Annual	09/19/2028		11,300	159	88	247	14	0
Receive(6)	6-Month EUR-EURIBOR	1.500	Annual	09/19/2048		17,950	345	(252)	93	35	0
Pay(6)	6-Month GBP-LIBOR	1.000	Annual	09/19/2019	GBP	32,300	2	(53)	(51)	10	0
Pay(6)	6-Month GBP-LIBOR	1.250	Annual	12/19/2019		24,600	36	(13)	23	12	0
Receive(6)	6-Month GBP-LIBOR	1.000	Annual	09/18/2020		32,300	88	64	152	0	(26)
Pay(6)	6-Month GBP-LIBOR	1.250	Semi-Annual	09/19/2020		5,800	0	(2)	(2)	6	0
Receive(6)	6-Month GBP-LIBOR	1.500	Annual	12/18/2020		24,600	(39)	(2)	(41)	0	(18)
Receive(6)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2023		2,900	(1)	(14)	(15)	0	(11)
Receive(6)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2028		9,600	150	(88)	62	0	(32)

122	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2018

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive(6)	6-Month GBP-LIBOR	1.750%	Semi-Annual	09/19/2048	GBP	1,500	$(79)	$(42)	$(121)	$0	$(12)
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	09/17/2021	JPY	520,000	(76)	3	(73)	0	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027		1,590,000	24	(62)	(38)	5	0
Receive	6-Month JPY-LIBOR	0.354	Semi-Annual	01/18/2028		20,000	0	(1)	(1)	0	0
Receive	6-Month JPY-LIBOR	0.351	Semi-Annual	02/08/2028		30,000	0	(2)	(2)	0	0
Receive	6-Month JPY-LIBOR	0.301	Semi-Annual	02/13/2028		70,000	4	(5)	(1)	0	0
Receive	6-Month JPY-LIBOR	0.354	Semi-Annual	02/16/2028		80,000	0	(5)	(5)	0	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		190,000	13	(14)	(1)	1	0
Receive(6)	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028		2,300,000	32	(180)	(148)	10	0
Receive(6)	6-Month JPY-LIBOR	0.399	Semi-Annual	06/18/2028		2,300,000	(7)	(182)	(189)	10	0
Receive(6)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		380,000	(19)	(10)	(29)	2	0
Pay	6-Month JPY-LIBOR	1.250	Semi-Annual	06/17/2035		120,000	114	16	130	0	(1)
Receive	6-Month JPY-LIBOR	1.500	Semi-Annual	12/21/2045		190,000	(263)	(58)	(321)	2	0
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	09/20/2046		30,000	31	(5)	26	0	0
Receive	6-Month JPY-LIBOR	1.000	Semi-Annual	03/21/2048		270,000	0	(102)	(102)	2	0
Pay	28-Day MXN-TIIE	7.680	Lunar	12/29/2022	MXN	386,500	22	226	248	47	0
Pay	28-Day MXN-TIIE	7.740	Lunar	02/22/2027		3,400	6	(4)	2	1	0
Pay	28-Day MXN-TIIE	7.730	Lunar	02/25/2027		10,100	16	(12)	4	2	0

							$2,081	$1,251	$3,332	$328	$(410)

Total Swap Agreements							$938	$1,296	$2,234	$357	$(439)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$1	$335	$357	$693	$0	$ (457)	$(439)	$(896)

(m)	Securities with an aggregate market value of $2,142 and cash of $6,659 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	123

Schedule of Investments PIMCO Global Bond Fund (Unhedged) (Cont.)

(n)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	05/2018		$545	EUR	439	$0	$(3)
	05/2018		391	JPY	41,100	0	(3)
BOA	04/2018	DKK	75,787		$12,148	0	(361)
	04/2018	JPY	60,000		566	2	0
	04/2018		$16,980	AUD	21,567	0	(415)
	04/2018		1,544	DKK	10,561	199	0
	05/2018	ARS	8		$0	0	0
	05/2018	CAD	1,146		913	23	0
	05/2018		$915	CAD	1,175	0	(2)
	05/2018		11,295	EUR	9,152	22	(24)
	05/2018		343	NOK	2,650	0	(5)
	05/2018		4,771	ZAR	57,661	76	0
	05/2018	ZAR	5,320		$444	0	(3)
BPS	04/2018	BRL	5,670		1,740	23	0
	04/2018	DKK	10,561		1,573	0	(170)
	04/2018		$1,706	BRL	5,670	12	0
	05/2018	PEN	730		$223	0	(3)
	05/2018		$1,735	BRL	5,669	0	(22)
	05/2018		3,032	MXN	56,257	45	0
	06/2018	JPY	240,000		$2,264	0	0
	06/2018		$10	ARS	202	0	0
	08/2018		159	AUD	203	0	(3)
BRC	04/2018	GBP	700		$980	0	(3)
CBK	04/2018	BRL	3,500		1,053	0	(7)
	04/2018	CAD	800		611	0	(10)
	04/2018	DKK	19,120		3,040	0	(116)
	04/2018	GBP	342		484	4	0
	04/2018	JPY	350,000		3,312	21	0
	04/2018		$1,076	BRL	3,500	0	(16)
	04/2018		9,769	DKK	59,020	0	(27)
	04/2018		3,529	GBP	2,509	0	(9)
	04/2018		198	KRW	211,365	1	0
	04/2018		540	RUB	31,112	3	0
	05/2018	AUD	283		$217	0	0
	05/2018	EUR	2,766		3,425	12	0
	05/2018	JPY	10,000		92	0	(2)
	05/2018		$186	BRL	619	1	0
	05/2018		376	CAD	475	0	(7)
	05/2018		705	EUR	571	0	0
	05/2018		2,456	TRY	9,637	0	(49)
	06/2018	INR	155,712		$2,377	4	0
	06/2018	JPY	180,000		1,697	0	(1)
	06/2018		$2,346	INR	154,342	6	0
	06/2018		5,231	JPY	550,000	0	(42)
	07/2018	DKK	57,515		$9,583	25	0
	08/2018		$42	ARS	867	0	(2)
DUB	04/2018	AUD	20,526		$15,885	120	0
	04/2018	BRL	4,300		1,301	0	(1)
	04/2018	CAD	1,300		1,008	0	(1)
	04/2018	TRY	200		51	1	0
	04/2018		$1,294	BRL	4,300	9	0
	04/2018		1,365	EUR	1,100	0	(9)
	04/2018		2,683	RUB	152,548	0	(26)
	05/2018		15,887	AUD	20,526	0	(122)
	05/2018		1,297	BRL	4,300	2	0
	07/2018	BRL	3,900		$1,106	0	(66)
	01/2019		$943	EUR	750	2	0
FBF	04/2018	BRL	674		$207	3	0
	04/2018		$203	BRL	674	1	0
	05/2018		18,651	CHF	17,349	0	(443)
	05/2018		589	RUB	33,373	0	(10)
GLM	04/2018	BRL	4,300		$1,325	23	(1)
	04/2018	CAD	1,500		1,158	0	(6)
	04/2018	EUR	3,000		3,512	0	(186)

124	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2018

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2018	TRY	133		$34	$0	$0
	04/2018		$512	AUD	659	0	(6)
	04/2018		1,301	BRL	4,300	2	0
	04/2018		5,835	GBP	4,145	0	(20)
	04/2018		634	KRW	720,161	44	0
	05/2018	ARS	1,000		$48	0	(1)
	05/2018	EUR	15,858		19,598	28	0
	05/2018	SEK	88,785		11,066	391	0
	05/2018		$2,873	CAD	3,709	8	0
	05/2018		1,438	EUR	1,146	0	(24)
	05/2018		7,705	JPY	824,300	63	(2)
	06/2018		4,821	CNH	30,626	45	0
	07/2018		1,275	COP	3,672,530	34	0
HUS	04/2018	GBP	5,008		$7,121	95	0
	04/2018	JPY	361,301		3,398	2	0
	04/2018	MXN	3,871		212	0	(1)
	04/2018	RUB	152,548		2,674	16	0
	04/2018		$583	CAD	752	0	0
	04/2018		2,671	RUB	152,548	0	(17)
	05/2018		277	BRL	912	0	(2)
	05/2018		4,370	CAD	5,585	0	(32)
	05/2018		411	CHF	387	0	(5)
	05/2018		7,129	GBP	5,008	0	(95)
	05/2018		9,813	MXN	183,834	242	0
	05/2018		2,526	RUB	146,441	14	0
	06/2018	JPY	50,000		$475	3	0
	06/2018	KRW	508,737		471	0	(9)
	06/2018		$29	CNH	179	0	0
	06/2018		384	IDR	5,306,433	0	0
	08/2018		86	ARS	1,779	0	(4)
	12/2018	EUR	694		$875	3	0
	12/2018		$898	AUD	1,130	0	(29)
	02/2019		477		600	0	(15)
	03/2019	BRL	540		$160	1	0
	03/2019		$160	MXN	3,151	5	0
IND	04/2018	CAD	600		$465	0	(1)
JPM	04/2018	AUD	3,137		2,419	9	0
	04/2018	BRL	14,422		4,339	0	(29)
	04/2018	CAD	1,000		764	0	(12)
	04/2018	KRW	2,193,825		2,010	0	(56)
	04/2018	NZD	7,311		5,275	0	(9)
	04/2018		$1,111	AUD	1,437	0	(8)
	04/2018		4,413	BRL	14,422	0	(44)
	04/2018		2,804	CLP	1,692,214	0	(2)
	04/2018		3,945	DKK	23,910	29	(27)
	04/2018		877	GBP	631	9	0
	04/2018		850	KRW	946,205	41	0
	04/2018		13,932	NZD	19,001	0	(200)
	05/2018	JPY	40,000		$376	0	(1)
	05/2018		$229	EUR	185	0	(1)
	05/2018		628	NOK	4,960	6	0
	05/2018		5,868	SEK	48,415	0	(52)
	06/2018	JPY	220,000		$2,077	1	0
	11/2018	NGN	721,156		1,919	3	(1)
MSB	04/2018	BRL	7,800		2,453	90	0
	04/2018	EUR	700		866	4	0
	04/2018	KRW	1,078,245		1,007	0	(8)
	04/2018	RUB	17,535		308	2	0
	04/2018		$2,347	BRL	7,800	16	0
	04/2018		117	KRW	131,567	7	0
	04/2018		307	RUB	17,535	0	(2)
	05/2018	JPY	40,000		$368	0	(9)
	05/2018		$1,456	ARS	30,528	22	0
	05/2018		236	EUR	189	0	(3)
	05/2018		22,513	NOK	176,610	45	0
	06/2018	JPY	540,000		$5,118	21	0
	06/2018		$2,558	RUB	146,014	0	(29)
	07/2018	PLN	3,434		$1,011	5	0
	08/2018		$12	ARS	245	0	(1)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	125

Schedule of Investments PIMCO Global Bond Fund (Unhedged) (Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
NAB	04/2018		$2,399	EUR	2,004	$71	$0
RBC	04/2018	EUR	3,006		$3,514	0	(192)
	04/2018		$1,001	DKK	6,055	0	(1)
	05/2018	CAD	4,338		$3,350	5	(24)
	05/2018		$1,249	CAD	1,570	0	(30)
	05/2018		230	CHF	218	0	(1)
RYL	08/2018		235	AUD	300	0	(5)
SCX	05/2018		2,002	EUR	1,619	0	(4)
	05/2018		313	ZAR	3,749	2	0
	06/2018		5,526	CNH	34,763	3	(6)
	06/2018		862	IDR	11,957,939	4	0
	11/2018	NGN	80,354		$213	0	(1)
SOG	04/2018	PLN	3,434		1,025	22	0
	04/2018		$1,378	EUR	1,101	0	(21)
	05/2018		1,233	CZK	25,578	8	0
	06/2018		2,685	RUB	156,447	24	0
	08/2018		13	ARS	276	0	(1)
	12/2018		875	EUR	694	0	(3)
SSB	04/2018		3,326		2,703	7	0
	05/2018		100	MXN	1,866	2	0
TOR	04/2018	CAD	800		$620	0	(1)
UAG	04/2018		400		310	0	0
	04/2018	EUR	3,006		3,524	0	(181)
	04/2018	KRW	719,463		634	0	(44)
	04/2018	NZD	11,690		8,523	75	0
	04/2018		$892	DKK	5,560	26	0
	05/2018	JPY	10,000		$92	0	(2)
	05/2018		$8,522	NZD	11,690	0	(74)
	06/2018	CNY	2,491		$392	0	(3)
	06/2018	JPY	950,000		8,994	29	(4)
	06/2018		$2,344	CNH	14,985	37	0
	06/2018		2,389	KRW	2,529,051	0	(4)

Total Forward Foreign Currency Contracts						$2,261	$(3,535)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Call - OTC USD versus JPY	JPY	120.000	04/17/2020	$	1,683	$31	$8
BRC	Put - OTC AUD versus USD	$	0.705	04/25/2018	AUD	19,100	1	0
	Call - OTC USD versus NOK	NOK	8.700	05/02/2018	$	23,000	2	1
CBK	Put - OTC GBP versus USD	$	1.315	05/04/2018	GBP	1,595	12	0
DUB	Put - OTC EUR versus USD		1.201	01/22/2019	EUR	1,500	21	17
	Put - OTC EUR versus USD		1.219	02/05/2019		2,796	40	44
	Call - OTC USD versus JPY	JPY	120.000	04/17/2020	$	1,037	19	5
GLM	Call - OTC USD versus JPY		120.000	04/20/2020		1,842	34	9
HUS	Put - OTC AUD versus USD	$	0.735	02/05/2019	AUD	3,600	36	47
	Put - OTC EUR versus USD		1.219	02/05/2019	EUR	392	6	6
	Call - OTC USD versus BRL	BRL	3.375	03/12/2019	$	800	43	43
	Put - OTC USD versus BRL		3.375	03/12/2019		800	43	38
SOG	Put - OTC EUR versus USD	$	1.185	12/12/2018	EUR	4,500	35	34

							$323	$252

126	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2018

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
FAR	Put - OTC Fannie Mae, TBA 3.500% due 04/01/2048	$	73.000	04/05/2018	$8,200	$0	$0
	Put - OTC Fannie Mae, TBA 3.500% due 05/01/2048		73.000	05/07/2018	20,000	1	0
	Put - OTC Fannie Mae, TBA 4.000% due 05/01/2048		76.500	05/07/2018	12,000	0	0

						$1	$0

Total Purchased Options						$324	$252

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-30 5-Year Index	Sell	0.850%	05/16/2018		$600	$(1)	$0
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018		600	(1)	(1)
BPS	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018		1,000	(1)	(1)
BRC	Put - OTC CDX.IG-30 5-Year Index	Sell	0.950	07/18/2018		400	(1)	(1)
	Call - OTC iTraxx Europe 28 5-Year Index	Buy	0.475	04/18/2018	EUR	10,900	(8)	(4)
	Put - OTC iTraxx Europe 28 5-Year Index	Sell	0.700	04/18/2018		10,900	(12)	(1)
CBK	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018		$500	(1)	(1)
DUB	Put - OTC CDX.IG-30 5-Year Index	Sell	0.950	07/18/2018		500	(1)	(1)
FBF	Put - OTC CDX.IG-29 5-Year Index	Sell	0.800	05/16/2018		800	(1)	0
GST	Put - OTC CDX.IG-30 5-Year Index	Sell	0.850	06/20/2018		500	(1)	(1)
JPM	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018		900	(1)	(1)

							$(29)	$(12)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Put - OTC GBP versus USD	$	1.295	05/04/2018	GBP	2,673	$(27)	$0
CLY	Call - OTC AUD versus USD		0.796	08/16/2018	AUD	388	(8)	(2)
	Put - OTC AUD versus USD		0.796	08/16/2018		388	(8)	(13)
DUB	Call - OTC EUR versus USD		1.332	01/22/2019	EUR	1,500	(21)	(17)
	Call - OTC EUR versus USD		1.357	02/05/2019		2,796	(41)	(24)
	Put - OTC USD versus CAD	CAD	1.229	04/06/2018	$	2,600	(12)	0
	Call - OTC USD versus TRY	TRY	3.990	04/20/2018		200	(2)	(2)
FBF	Call - OTC AUD versus USD	$	0.796	08/16/2018	AUD	124	(2)	(1)
	Put - OTC AUD versus USD		0.796	08/16/2018		124	(3)	(4)
GLM	Put - OTC AUD versus CAD	CAD	0.961	06/29/2018		1,600	(9)	(5)
	Call - OTC AUD versus CAD		1.024	06/29/2018		1,600	(9)	(4)
	Put - OTC CAD versus JPY	JPY	76.700	06/19/2018	CAD	1,900	(25)	(5)
	Call - OTC USD versus BRL	BRL	3.892	07/02/2018	$	2,000	(192)	(2)
	Put - OTC USD versus BRL		3.892	07/02/2018		2,000	(192)	(341)
	Put - OTC USD versus KRW	KRW	1,075.000	04/20/2018		276	(5)	(5)
	Call - OTC USD versus TRY	TRY	4.000	04/13/2018		161	(1)	(1)
HUS	Call - OTC AUD versus USD	$	0.825	12/04/2018	AUD	3,600	(47)	(18)
	Call - OTC EUR versus USD		1.357	02/05/2019	EUR	392	(6)	(3)
	Call - OTC USD versus MXN	MXN	19.695	03/12/2019	$	800	(43)	(33)
	Put - OTC USD versus MXN		19.695	03/12/2019		800	(43)	(56)
JPM	Put - OTC AUD versus CAD	CAD	0.961	06/29/2018	AUD	1,876	(10)	(6)
	Call - OTC AUD versus CAD		1.024	06/29/2018		1,876	(8)	(4)
	Put - OTC USD versus KRW	KRW	1,075.000	04/25/2018	$	9	0	0
MSB	Call - OTC AUD versus USD	$	0.796	08/16/2018	AUD	323	(6)	(2)
	Put - OTC AUD versus USD		0.796	08/16/2018		323	(7)	(11)
	Put - OTC USD versus KRW	KRW	1,075.000	04/25/2018	$	339	(7)	(6)

							$(734)	$(565)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	127

Schedule of Investments PIMCO Global Bond Fund (Unhedged) (Cont.)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	$2,000	$(26)	$0

Total Written Options						$(789)	$(577)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - BUY PROTECTION(1)

Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(3)	Notional Amount(4)			Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
BOA	Japan Government International Bond	(1.000)%	Quarterly	06/20/2022	0.174%	$		100	$(3)	$0	$0	$(3)
BPS	Credit Suisse Group Finance	(1.000)	Quarterly	06/20/2022	0.729		EUR	700	12	(22)	0	(10)
	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.174	$		1,500	(54)	3	0	(51)
BRC	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.174			1,400	(49)	2	0	(47)
CBK	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.174			300	(10)	0	0	(10)
GST	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.174			1,400	(49)	2	0	(47)

									$(153)	$ (15)	$0	$(168)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
CBK	Shire Acquisitions Investments Ireland DAC	1.000%	Quarterly	12/20/2021	1.116%	EUR	200	$(8)	$7	$0	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)

Counterparty	Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BPS	iTraxx Europe Subordinated 27 5-Year Index	(1.000)%	Quarterly	06/20/2022	EUR	1,600	$84	$(92)	$0	$(8)

CROSS-CURRENCY SWAPS

Counterparty	Receive	Pay	Payment Frequency	Maturity Date(6)	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Floating rate equal to 3-Month AUD-LIBOR plus 0.362% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	09/26/2027	AUD	2,000	$1,585	$7	$(58)	$0	$(51)
	Floating rate equal to 3-Month AUD-LIBOR plus 0.368% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/05/2027		1,200	945	(3)	(22)	0	(25)
DUB	Floating rate equal to 3-Month GBP-LIBOR less 0.055% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/13/2026	GBP	300	366	0	52	52	0
MYC	Floating rate equal to 3-Month AUD-LIBOR plus 0.368% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/06/2027	AUD	295	231	1	(5)	0	(4)
RBC	Floating rate equal to 3-Month CAD-LIBOR less 0.126% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	11/24/2018	CAD	20,400	10,253	0	0	0	0

128	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2018

Counterparty	Receive	Pay	Payment Frequency	Maturity Date(6)	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
RYL	Floating rate equal to 3-Month GBP-LIBOR less 0.055% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/13/2026	GBP	1,200	$1,464	$35	$171	$206	$0

								$40	$138	$258	$(80)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Receive(7)	1-Year ILS-TELBOR	0.370%	Annual	06/20/2020	ILS	11,200	$0	$(3)	$0	$(3)
	Pay(7)	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		2,300	0	13	13	0
BPS	Receive	3-Month KRW-KORIBOR	2.030	Quarterly	07/10/2027	KRW	1,063,300	0	24	24	0
BRC	Receive(7)	1-Year ILS-TELBOR	0.374	Annual	06/20/2020	ILS	45,200	0	(14)	0	(14)
	Pay(7)	1-Year ILS-TELBOR	1.950	Annual	06/20/2028		9,700	0	41	41	0
CBK	Receive	3-Month KRW-KORIBOR	1.995	Quarterly	07/10/2027	KRW	6,107,000	0	153	153	0
DUB	Receive(7)	1-Year ILS-TELBOR	0.414	Annual	06/20/2020	ILS	24,600	0	(14)	0	(14)
	Pay(7)	1-Year ILS-TELBOR	2.100	Annual	06/20/2028		5,200	0	43	43	0
GLM	Receive	1-Year ILS-TELBOR	0.270	Annual	03/21/2020		22,100	0	(2)	0	(2)
	Receive(7)	1-Year ILS-TELBOR	0.370	Annual	06/20/2020		22,900	2	(9)	0	(7)
	Pay	1-Year ILS-TELBOR	1.883	Annual	03/21/2028		4,600	0	22	22	0
	Pay(7)	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		4,900	0	27	27	0
HUS	Receive(7)	1-Year ILS-TELBOR	0.370	Annual	06/20/2020		7,600	0	(2)	0	(2)
	Pay(7)	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		1,600	0	9	9	0
SOG	Receive	3-Month KRW-KORIBOR	2.025	Quarterly	07/10/2027	KRW	4,208,500	100	(5)	95	0

								$102	$ 283	$427	$(42)

VOLATILITY SWAPS

Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
DUB	Pay	EUR versus CHF 1-Year ATM Realized Volatility	6.800%	Maturity	06/24/2019	$3	$0	$4	$4	$0
	Pay	EUR versus CHF 1-Year ATM Realized Volatility	6.750	Maturity	06/26/2019	4	0	4	4	0
	Receive	USD versus CHF 1-Year ATM Realized Volatility	9.000	Maturity	06/24/2019	3	0	(3)	0	(3)
	Receive	USD versus CHF 1-Year ATM Realized Volatility	9.000	Maturity	06/26/2019	4	0	(5)	0	(5)

							$0	$0	$8	$(8)

Total Swap Agreements							$65	$321	$693	$(307)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(8)
AZD	$0	$0	$0	$0	$(6)	$0	$0	$(6)	$(6)	$0	$(6)
BOA	322	8	13	343	(810)	(1)	(6)	(817)	(474)	301	(173)
BPS	80	0	24	104	(198)	(1)	(145)	(344)	(240)	265	25
BRC	0	1	41	42	(3)	(6)	(61)	(70)	(28)	0	(28)
CBK	77	0	153	230	(288)	(1)	(11)	(300)	(70)	0	(70)
CLY	0	0	0	0	0	(15)	0	(15)	(15)	0	(15)
DUB	134	66	103	303	(225)	(44)	(22)	(291)	12	0	12
FBF	4	0	0	4	(453)	(5)	0	(458)	(454)	296	(158)
GLM	638	9	49	696	(246)	(363)	(9)	(618)	78	2	80

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	129

Schedule of Investments PIMCO Global Bond Fund (Unhedged) (Cont.)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(8)
GST	$0	$0	$0	$0	$0	$(1)	$(47)	$(48)	$(48)	$0	$(48)
HUS	381	134	9	524	(209)	(110)	(2)	(321)	203	0	203
IND	0	0	0	0	(1)	0	0	(1)	(1)	0	(1)
JPM	98	0	0	98	(442)	(11)	0	(453)	(355)	317	(38)
MSB	212	0	0	212	(52)	(19)	0	(71)	141	(160)	(19)
MYC	0	0	0	0	0	0	(4)	(4)	(4)	0	(4)
NAB	71	0	0	71	0	0	0	0	71	0	71
RBC	5	0	0	5	(248)	0	0	(248)	(243)	248	5
RYL	0	0	206	206	(5)	0	0	(5)	201	(10)	191
SCX	9	0	0	9	(11)	0	0	(11)	(2)	0	(2)
SOG	54	34	95	183	(25)	0	0	(25)	158	0	158
SSB	9	0	0	9	0	0	0	0	9	0	9
TOR	0	0	0	0	(1)	0	0	(1)	(1)	0	(1)
UAG	167	0	0	167	(312)	0	0	(312)	(145)	304	159

Total Over the Counter	$2,261	$252	$693	$3,206	$(3,535)	$(577)	$(307)	$(4,419)

(o)	Securities with an aggregate market value of $1,733 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2018.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(7)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(8)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$1	$1
Futures	0	0	0	0	335	335
Swap Agreements	0	29	0	0	328	357

	$0	$29	$0	$0	$664	$693

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,261	$0	$2,261
Purchased Options	0	0	0	252	0	252
Swap Agreements	0	0	0	266	427	693

	$0	$0	$0	$2,779	$427	$3,206

	$0	$29	$0	$2,779	$1,091	$3,899

130	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2018

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$457	$457
Swap Agreements	0	29	0	0	410	439

	$0	$29	$0	$0	$867	$896

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,535	$0	$3,535
Written Options	0	12	0	565	0	577
Swap Agreements	0	177	0	88	42	307

	$0	$189	$0	$4,188	$42	$4,419

	$0	$218	$0	$4,188	$909	$5,315

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$5	$5
Written Options	0	0	0	0	43	43
Futures	0	0	0	0	(1,439)	(1,439)
Swap Agreements	0	(1,862)	0	0	8,241	6,379

	$0	$(1,862)	$0	$0	$6,850	$4,988

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$6,319	$0	$6,319
Purchased Options	0	0	0	(126)	(314)	(440)
Written Options	0	0	0	293	167	460
Swap Agreements	0	(31)	0	9,428	27	9,424

	$0	$(31)	$0	$15,914	$(120)	$15,763

	$0	$(1,893)	$0	$15,914	$6,730	$20,751

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$7	$7
Futures	0	0	0	0	(355)	(355)
Swap Agreements	0	53	0	0	(6,743)	(6,690)

	$0	$53	$0	$0	$(7,091)	$(7,038)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(2,535)	$0	$(2,535)
Purchased Options	0	0	0	(40)	166	126
Written Options	0	17	0	64	(60)	21
Swap Agreements	0	(201)	0	(711)	222	(690)

	$0	$(184)	$0	$(3,222)	$328	$(3,078)

	$0	$(131)	$0	$(3,222)	$(6,763)	$(10,116)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	131

Schedule of Investments PIMCO Global Bond Fund (Unhedged) (Cont.)

March 31, 2018

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$1,056	$0	$1,056
Australia
Corporate Bonds & Notes	0	692	0	692
Non-Agency Mortgage-Backed Securities	0	1,928	0	1,928
Brazil
Corporate Bonds & Notes	0	2,175	0	2,175
Canada
Corporate Bonds & Notes	0	1,465	0	1,465
Non-Agency Mortgage-Backed Securities	0	1,638	0	1,638
Sovereign Issues	0	13,259	0	13,259
Cayman Islands
Asset-Backed Securities	0	16,534	0	16,534
Corporate Bonds & Notes	0	489	0	489
China
Sovereign Issues	0	282	0	282
Denmark
Corporate Bonds & Notes	0	11,590	0	11,590
France
Corporate Bonds & Notes	0	7,218	0	7,218
Sovereign Issues	0	13,730	0	13,730
Germany
Corporate Bonds & Notes	0	4,749	0	4,749
Guernsey, Channel Islands
Corporate Bonds & Notes	0	1,203	0	1,203
Hong Kong
Corporate Bonds & Notes	0	601	0	601
Ireland
Corporate Bonds & Notes	0	398	0	398
Israel
Sovereign Issues	0	485	0	485
Italy
Corporate Bonds & Notes	0	4,960	0	4,960
Non-Agency Mortgage-Backed Securities	0	1,226	0	1,226
Sovereign Issues	0	9,990	0	9,990
Japan
Corporate Bonds & Notes	0	2,621	0	2,621
Sovereign Issues	0	22,726	0	22,726
Kuwait
Sovereign Issues	0	2,848	0	2,848
Luxembourg
Corporate Bonds & Notes	0	2,037	0	2,037
Multinational
Corporate Bonds & Notes	0	1,368	0	1,368
Netherlands
Corporate Bonds & Notes	0	5,240	0	5,240
Norway
Corporate Bonds & Notes	0	980	0	980
Sovereign Issues	0	689	0	689
Peru
Sovereign Issues	0	155	0	155
Poland
Sovereign Issues	0	1,000	0	1,000
Portugal
Corporate Bonds & Notes	0	225	0	225
Qatar
Sovereign Issues	0	207	0	207
Saudi Arabia
Sovereign Issues	0	3,458	0	3,458
Singapore
Corporate Bonds & Notes	0	279	0	279
Slovenia
Sovereign Issues	0	4,592	0	4,592

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Spain
Sovereign Issues	$0	$12,616	$0	$12,616
Supranational
Corporate Bonds & Notes	0	3,546	0	3,546
Sweden
Corporate Bonds & Notes	0	17,682	0	17,682
Switzerland
Corporate Bonds & Notes	0	4,760	0	4,760
Sovereign Issues	0	461	0	461
Turkey
Sovereign Issues	0	100	0	100
United Arab Emirates
Sovereign Issues	0	1,629	0	1,629
United Kingdom
Corporate Bonds & Notes	0	20,362	0	20,362
Non-Agency Mortgage-Backed Securities	0	8,196	0	8,196
Sovereign Issues	0	7,209	0	7,209
United States
Asset-Backed Securities	0	10,494	0	10,494
Corporate Bonds & Notes	0	28,740	0	28,740
Loan Participations and Assignments	0	1,677	0	1,677
Municipal Bonds & Notes	0	1,420	0	1,420
Non-Agency Mortgage-Backed Securities	0	29,984	0	29,984
U.S. Government Agencies	0	65,076	0	65,076
U.S. Treasury Obligations	0	17,816	0	17,816
Short-Term Instruments
Commercial Paper	0	4,966	0	4,966
Repurchase Agreements	0	1,673	0	1,673
Short-Term Notes	0	749	0	749
Argentina Treasury Bills	0	1,658	0	1,658
Italy Treasury Bills	0	2,954	0	2,954
Japan Treasury Bills	0	20,117	0	20,117
Nigeria Treasury Bills	0	2,152	0	2,152
U.K. Treasury Bills	0	982	0	982
U.S. Treasury Bills	0	1,805	0	1,805

	$0	$412,917	$0	$412,917

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$12,777	$0	$0	$12,777

Total Investments	$12,777	$412,917	$0	$425,694

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(836)	$0	$(836)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	335	358	0	693
Over the counter	0	3,206	0	3,206

	$335	$3,564	$0	$3,899

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(457)	(439)	0	(896)
Over the counter	0	(4,419)	0	(4,419)

	$(457)	$(4,858)	$0	$(5,315)

Total Financial Derivative Instruments	$(122)	$(1,294)	$0	$(1,416)

Totals	$12,655	$410,787	$0	$423,442

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

132	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Global Bond Fund (U.S. Dollar-Hedged)

March 31, 2018

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 116.4%

ARGENTINA 0.3%

SOVEREIGN ISSUES 0.3%
Argentina Government International Bond
3.375% due 01/15/2023	EUR	1,000	$1,221
24.949% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	13,210	674
27.250% due 06/21/2020 ~		15,150	801

Total Argentina (Cost $2,818)			2,696

AUSTRALIA 0.5%

CORPORATE BONDS & NOTES 0.3%
Boral Finance Pty. Ltd.
3.000% due 11/01/2022		$400	391
Telstra Corp. Ltd.
4.800% due 10/12/2021		1,900	1,999
Woolworths Group Ltd.
4.550% due 04/12/2021		300	311

			2,701

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Liberty Funding Pty. Ltd.
3.210% (BBSW1M + 1.400%) due 01/25/2049 ~	AUD	2,305	1,778
Swan Trust
3.110% (BBSW1M + 1.300%) due 04/25/2041 ~		158	122

			1,900

Total Australia (Cost $4,753)			4,601

BRAZIL 0.6%

CORPORATE BONDS & NOTES 0.6%
Petrobras Global Finance BV
5.999% due 01/27/2028		$2,335	2,315
7.375% due 01/17/2027		2,700	2,928

Total Brazil (Cost $5,187)			5,243

CANADA 3.6%

CORPORATE BONDS & NOTES 0.9%
Bank of Nova Scotia
1.875% due 04/26/2021		$1,800	1,746
Enbridge, Inc.
2.108% due 01/10/2020 ~		600	599
2.825% (US0003M + 0.700%) due 06/15/2020 ~		600	602
3.700% due 07/15/2027		1,200	1,152
Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	1,100	1,344
Royal Bank of Canada
2.300% due 03/22/2021		$1,700	1,671
Toronto-Dominion Bank
2.500% due 01/18/2023		1,300	1,279

			8,393

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Canadian Mortgage Pools
1.680% due 06/01/2020	CAD	448	349
1.880% due 07/01/2020		1,113	869
1.880% due 08/01/2020		474	370

			1,588

SOVEREIGN ISSUES 2.5%
Canadian Government Real Return Bond
1.500% due 12/01/2044 (g)		456	439

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Province of Alberta
1.250% due 06/01/2020	CAD	2,400	$1,832
2.350% due 06/01/2025		2,500	1,901
Province of British Columbia
2.300% due 06/18/2026		200	152
Province of Ontario
2.100% due 09/08/2018		700	545
2.450% due 06/29/2022		$500	490
2.600% due 06/02/2025	CAD	10,600	8,208
3.150% due 06/02/2022		3,300	2,643
3.500% due 06/02/2024		3,100	2,537
4.000% due 10/07/2019		$400	409
Province of Quebec
2.500% due 09/01/2026	CAD	1,700	1,304
2.750% due 08/25/2021		$300	299
4.250% due 12/01/2021	CAD	1,200	997

			21,756

Total Canada (Cost $33,246)			31,737

CAYMAN ISLANDS 3.5%

ASSET-BACKED SECURITIES 3.4%
Cent CLO Ltd.
2.970% (US0003M + 1.210%) due 07/27/2026 ~		$3,700	3,704
CIFC Funding Ltd.
3.144% (US0003M + 1.200%) due 05/24/2026 ~		1,800	1,801
Hildene CLO Ltd.
2.919% (US0003M + 1.180%) due 07/19/2026 ~		3,800	3,804
Jamestown CLO Ltd.
2.412% due 07/15/2026 ~		2,100	2,095
2.951% (US0003M + 1.220%) due 01/17/2027 ~		3,800	3,804
Nelder Grove CLO Ltd.
3.284% (US0003M + 1.300%) due 08/28/2026 ~		1,800	1,803
Oak Hill Credit Partners Ltd.
2.875% (US0003M + 1.130%) due 07/20/2026 ~		3,700	3,705
OCP CLO Ltd.
2.581% due 04/17/2027 ~		1,400	1,401
Octagon Investment Partners Ltd.
2.822% (US0003M + 1.100%) due 04/15/2026 ~		1,800	1,800
Staniford Street CLO Ltd.
3.305% (US0003M + 1.180%) due 06/15/2025 ~		2,000	2,002
Telos CLO Ltd.
3.001% (US0003M + 1.270%) due 01/17/2027 ~		3,800	3,804

			29,723

CORPORATE BONDS & NOTES 0.1%
KSA Sukuk Ltd.
2.894% due 04/20/2022		900	877
Tencent Holdings Ltd.
3.595% due 01/19/2028		300	288

			1,165

Total Cayman Islands (Cost $30,900)			30,888

CHINA 0.1%

CORPORATE BONDS & NOTES 0.1%
Industrial & Commercial Bank of China Ltd.
2.541% due 11/08/2020 ~		$700	700

Total China (Cost $700)			700

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CURACAO 0.0%

CORPORATE BONDS & NOTES 0.0%
Teva Pharmaceutical Finance BV
1.500% due 10/25/2018	CHF	200	$211

Total Curacao (Cost $215)			211

DENMARK 3.8%

CORPORATE BONDS & NOTES 3.8%
AP Moller - Maersk A/S
2.875% due 09/28/2020		$800	794
BRFkredit A/S
2.000% due 10/01/2047	DKK	10,585	1,760
Nordea Kredit Realkreditaktieselskab
2.000% due 10/01/2047		26,671	4,434
2.500% due 10/01/2037		1,970	346
2.500% due 10/01/2047		2	1
Nykredit Realkredit A/S
2.000% due 10/01/2047		35,464	5,897
2.000% due 10/01/2050		6,983	1,144
2.500% due 10/01/2037		10,559	1,855
2.500% due 10/01/2047		60	10
Realkredit Danmark A/S
1.000% due 04/01/2018		29,500	4,869
2.000% due 10/01/2047		67,658	11,242
2.500% due 10/01/2037		5,255	923
2.500% due 07/01/2047		94	16

Total Denmark (Cost $29,512)			33,291

FRANCE 3.1%

CORPORATE BONDS & NOTES 1.6%
Credit Agricole S.A.
8.125% due 09/19/2033 •(i)		$1,000	1,022
Dexia Credit Local S.A.
0.750% due 01/25/2023	EUR	1,600	2,017
1.875% due 03/28/2019		$2,600	2,584
1.875% due 09/15/2021		2,500	2,419
2.000% due 01/22/2021	EUR	1,200	1,566
2.250% due 02/18/2020		$700	695
2.375% due 09/20/2022		1,800	1,756
RCI Banque S.A.
3.500% due 04/03/2018		1,000	1,000
Societe Generale S.A.
8.250% due 11/29/2018 •(h)(i)		900	929

			13,988

SOVEREIGN ISSUES 1.5%
France Government International Bond
2.000% due 05/25/2048 (j)	EUR	6,800	9,252
3.250% due 05/25/2045 (j)		2,100	3,611

			12,863

Total France (Cost $23,966)			26,851

GERMANY 0.8%

CORPORATE BONDS & NOTES 0.8%
Deutsche Bank AG
4.250% due 10/14/2021		$3,700	3,760
Deutsche Pfandbriefbank AG
1.625% due 08/30/2019		1,200	1,182
Landwirtschaftliche Rentenbank
4.250% due 01/24/2023	AUD	300	246
5.375% due 04/23/2024	NZD	1,400	1,130
5.500% due 03/29/2022	AUD	1,100	937

Total Germany (Cost $7,232)			7,255

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	133

Schedule of Investments PIMCO Global Bond Fund (U.S. Dollar-Hedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GUERNSEY, CHANNEL ISLANDS 0.1%

CORPORATE BONDS & NOTES 0.1%
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 06/09/2023		$1,000	$1,003

Total Guernsey, Channel Islands (Cost $998)			1,003

HONG KONG 0.2%

CORPORATE BONDS & NOTES 0.2%
AIA Group Ltd.
3.900% due 04/06/2028 (b)		$600	606
CNPC General Capital Ltd.
2.750% due 05/14/2019		1,200	1,198

Total Hong Kong (Cost $1,798)			1,804

IRELAND 1.2%

ASSET-BACKED SECURITIES 0.5%
Carlyle Global Market Strategies Euro CLO Ltd.
0.654% (EUR006M + 0.930%) due 08/15/2027 ~	EUR	3,400	4,190

CORPORATE BONDS & NOTES 0.5%
German Postal Pensions Securitisation PLC
4.375% due 01/18/2022		2,000	2,856
Iberdrola Finance Ireland DAC
5.000% due 09/11/2019		$400	411
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		1,200	1,181
2.400% due 09/23/2021		300	290

			4,738

SOVEREIGN ISSUES 0.2%
Ireland Government International Bond
5.400% due 03/13/2025	EUR	800	1,318

Total Ireland (Cost $9,564)			10,246

ISRAEL 0.2%

SOVEREIGN ISSUES 0.2%
Israel Government International Bond
3.250% due 01/17/2028		$800	780
4.125% due 01/17/2048		600	579

Total Israel (Cost $1,389)			1,359

ITALY 3.0%

CORPORATE BONDS & NOTES 1.2%
Banca Carige SpA
3.875% due 10/24/2018	EUR	2,600	3,267
Intesa Sanpaolo SpA
6.250% due 05/16/2024 •(h)(i)		1,000	1,344
6.625% due 05/08/2018		1,700	2,104
7.750% due 01/11/2027 •(h)(i)		1,400	2,109
Wind Tre SpA
3.125% due 01/20/2025		1,700	1,849

			10,673

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Berica ABS SRL
0.000% (EUR003M + 0.300%) due 12/31/2055 ~		37	45
Casa d’Este Finance SRL
0.023% (EUR003M + 0.350%) due 09/15/2040 ~		136	167
Claris Abs SRL
0.076% (EUR006M + 0.350%) due 10/31/2060 ~		455	560

			772

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 1.7%
Italy Buoni Poliennali Del Tesoro
1.450% due 11/15/2024	EUR	7,100	$8,915
2.700% due 03/01/2047		100	122
2.800% due 03/01/2067		1,800	2,102
3.450% due 03/01/2048		1,600	2,212
Italy Government International Bond
6.000% due 08/04/2028	GBP	900	1,571

			14,922

Total Italy (Cost $25,214)			26,367

JAPAN 6.0%

CORPORATE BONDS & NOTES 1.0%
Central Nippon Expressway Co. Ltd.
2.091% due 09/14/2021		$1,200	1,159
2.327% (US0003M + 0.540%) due 08/04/2020 ~		4,400	4,411
2.362% due 05/28/2021		200	196
Japan Tobacco, Inc.
2.000% due 04/13/2021		600	583
Mitsubishi UFJ Financial Group, Inc.
2.950% due 03/01/2021		345	343
NTT Finance Corp.
1.900% due 07/21/2021		900	866
ORIX Corp.
3.250% due 12/04/2024		300	292
Sumitomo Mitsui Financial Group, Inc.
3.737% (US0003M + 1.680%) due 03/09/2021 ~		900	931

			8,781

SOVEREIGN ISSUES 5.0%
Development Bank of Japan, Inc.
1.625% due 09/01/2021		2,100	2,010
Japan Bank for International Cooperation
2.000% due 11/04/2021		2,200	2,132
2.375% due 07/21/2022		400	391
2.375% due 11/16/2022		900	875
2.500% due 06/01/2022		900	883
Japan Finance Organization for Municipalities
2.125% due 04/13/2021		2,700	2,631
2.625% due 04/20/2022		2,000	1,968
Japan Government International Bond
0.500% due 09/20/2046	JPY	460,000	4,084
1.700% due 09/20/2032		2,500,000	28,371
Tokyo Metropolitan Government
2.000% due 05/17/2021		$1,400	1,359

			44,704

Total Japan (Cost $51,340)			53,485

KUWAIT 0.7%

SOVEREIGN ISSUES 0.7%
Kuwait International Government Bond
2.750% due 03/20/2022		$1,500	1,472
3.500% due 03/20/2027		4,900	4,814

Total Kuwait (Cost $6,349)			6,286

LUXEMBOURG 0.5%

CORPORATE BONDS & NOTES 0.5%
Allergan Funding SCS
3.000% due 03/12/2020		$300	299
3.850% due 06/15/2024		700	693
Commerzbank Finance & Covered Bond S.A.
4.250% due 06/04/2018	EUR	1,350	1,673
Emerald Bay S.A.
0.000% due 10/08/2020 (e)		572	661
Gazprom Neft OAO Via GPN Capital S.A.
2.933% due 04/26/2018		200	246

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Sberbank of Russia Via SB Capital S.A.
3.080% due 03/07/2019	EUR	700	$881

Total Luxembourg (Cost $4,146)			4,453

MULTINATIONAL 0.1%

CORPORATE BONDS & NOTES 0.1%
Preferred Term Securities Ltd.
2.425% (US0003M + 0.300%) due 09/22/2037 ~		$1,405	1,289

Total Multinational (Cost $990)			1,289

NETHERLANDS 2.3%

ASSET-BACKED SECURITIES 0.8%
BNPP IP Euro CLO BV
0.780% (EUR003M + 0.780%) due 04/15/2028 ~	EUR	3,200	3,964
Jubilee CLO BV
0.473% due 12/15/2029 ~		2,400	2,949

			6,913

CORPORATE BONDS & NOTES 1.5%
Bank Nederlandse Gemeenten NV
4.550% due 02/15/2019	CAD	3,500	2,782
Cooperatieve Rabobank UA
6.875% due 03/19/2020 (i)	EUR	1,200	1,665
ING Bank NV
2.625% due 12/05/2022		$3,400	3,335
4.125% due 11/21/2023 •		3,100	3,120
Mondelez International Holdings Netherlands BV
2.370% (US0003M + 0.610%) due 10/28/2019 ~		1,000	1,002
Mylan NV
3.150% due 06/15/2021		1,000	987
Stichting AK Rabobank Certificaten
6.500% (h)	EUR	300	453

			13,344

Total Netherlands (Cost $19,423)			20,257

NORWAY 0.3%

CORPORATE BONDS & NOTES 0.2%
DNB Boligkreditt A/S
2.500% due 03/28/2022		$1,900	1,862

SOVEREIGN ISSUES 0.1%
Norway Government International Bond
3.750% due 05/25/2021	NOK	6,500	894

Total Norway (Cost $2,827)			2,756

POLAND 0.2%

SOVEREIGN ISSUES 0.2%
Poland Government International Bond
2.250% due 04/25/2022	PLN	6,100	1,793
3.250% due 07/25/2025		100	30

Total Poland (Cost $1,550)			1,823

PORTUGAL 0.0%

CORPORATE BONDS & NOTES 0.0%
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^(c)	EUR	200	75

Total Portugal (Cost $226)			75

134	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2018

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
QATAR 0.1%

CORPORATE BONDS & NOTES 0.1%
Ras Laffan Liquefied Natural Gas Co. Ltd.
6.750% due 09/30/2019		$600	$629

SOVEREIGN ISSUES 0.0%
Qatar Government International Bond
4.500% due 01/20/2022		300	310

Total Qatar (Cost $950)			939

SAUDI ARABIA 1.1%

SOVEREIGN ISSUES 1.1%
Saudi Government International Bond
2.375% due 10/26/2021		$6,500	6,267
2.875% due 03/04/2023		1,700	1,639
3.250% due 10/26/2026		500	469
3.625% due 03/04/2028		1,900	1,807

Total Saudi Arabia (Cost $10,516)			10,182

SINGAPORE 0.1%

CORPORATE BONDS & NOTES 0.1%
BOC Aviation Ltd.
2.750% due 09/18/2022		$400	383
3.500% due 09/18/2027		400	372

Total Singapore (Cost $798)			755

SLOVENIA 1.0%

CORPORATE BONDS & NOTES 0.0%
Slovenska izvozna in razvojna banka DD
0.875% due 08/04/2018	EUR	300	371

SOVEREIGN ISSUES 1.0%
Slovenia Government International Bond
4.125% due 02/18/2019		$6,000	6,080
4.750% due 05/10/2018		700	702
5.250% due 02/18/2024		2,210	2,448

			9,230

Total Slovenia (Cost $9,423)			9,601

SOUTH KOREA 0.1%

CORPORATE BONDS & NOTES 0.1%
Kookmin Bank
2.125% due 10/21/2020		$700	682

Total South Korea (Cost $688)			682

SPAIN 3.6%

CORPORATE BONDS & NOTES 0.1%
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 •(h)(i)	EUR	400	534

			534

SOVEREIGN ISSUES 3.5%
Autonomous Community of Andalusia
4.850% due 03/17/2020		800	1,080
Autonomous Community of Catalonia
4.220% due 04/26/2035		300	405
4.750% due 06/04/2018		1,500	1,860
4.900% due 09/15/2021		1,300	1,758
4.950% due 02/11/2020		1,150	1,519
Autonomous Community of Madrid
4.688% due 03/12/2020		900	1,212
Spain Government International Bond
0.250% due 04/30/2018		1,500	1,847
1.450% due 10/31/2027		14,900	18,937

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.150% due 10/31/2025	EUR	500	$679
2.900% due 10/31/2046		1,400	1,992

			31,289

Total Spain (Cost $29,305)			31,823

SWEDEN 4.6%

CORPORATE BONDS & NOTES 4.6%
Lansforsakringar Hypotek AB
1.250% due 09/20/2023	SEK	40,300	4,919
2.250% due 09/21/2022		24,500	3,144
Nordea Hypotek AB
1.000% due 04/08/2022		60,300	7,374
Skandinaviska Enskilda Banken AB
1.500% due 12/15/2021		17,500	2,183
Stadshypotek AB
1.500% due 12/15/2021		49,000	6,113
2.500% due 09/18/2019		4,000	499
4.500% due 09/21/2022		55,000	7,713
Sveriges Sakerstallda Obligationer AB
1.250% due 06/15/2022		25,000	3,082
2.000% due 06/17/2026		13,000	1,626
Swedbank Hypotek AB
1.000% due 09/15/2021		7,500	920
1.000% due 06/15/2022		29,700	3,625

Total Sweden (Cost $38,626)			41,198

SWITZERLAND 1.2%

CORPORATE BONDS & NOTES 1.1%
Credit Suisse AG
6.500% due 08/08/2023 (i)		$3,000	3,268
UBS AG
2.200% due 06/08/2020		1,600	1,570
2.486% due 12/01/2020 ~		1,300	1,301
2.627% (US0003M + 0.580%) due 06/08/2020 ~		2,400	2,410
7.625% due 08/17/2022 (i)		1,300	1,463

			10,012

SOVEREIGN ISSUES 0.1%
Switzerland Government International Bond
3.500% due 04/08/2033	CHF	300	461

Total Switzerland (Cost $10,367)			10,473

TURKEY 0.0%

SOVEREIGN ISSUES 0.0%
Turkey Government International Bond
6.750% due 04/03/2018		$300	300

Total Turkey (Cost $300)			300

UNITED ARAB EMIRATES 0.4%

CORPORATE BONDS & NOTES 0.1%
First Abu Dhabi Bank PJSC
2.250% due 02/11/2020		$900	885

SOVEREIGN ISSUES 0.3%
Emirate of Abu Dhabi Government International Bond
2.500% due 10/11/2022		1,700	1,640
3.125% due 10/11/2027		1,500	1,420

			3,060

Total United Arab Emirates (Cost $4,080)			3,945

UNITED KINGDOM 9.8%

CORPORATE BONDS & NOTES 5.7%
Barclays Bank PLC
7.625% due 11/21/2022 (i)		$6,100	6,705

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.750% due 04/10/2023 •(i)		$3,512	$3,522
Barclays PLC
3.650% due 03/16/2025		1,900	1,833
6.500% due 09/15/2019 •(h)(i)	EUR	600	786
7.000% due 09/15/2019 •(h)(i)	GBP	400	589
7.875% due 09/15/2022 •(h)(i)		200	306
8.250% due 12/15/2018 •(h)(i)		$1,600	1,655
Co-operative Group Holdings Ltd.
6.875% due 07/08/2020	GBP	700	1,072
Frontier Finance PLC
8.000% due 03/23/2022		2,600	3,737
HBOS PLC
6.750% due 05/21/2018		$600	603
HSBC Holdings PLC
6.250% due 03/23/2023 •(h)(i)		500	508
6.500% due 03/23/2028 •(h)(i)		500	511
Lloyds Bank PLC
4.875% due 03/30/2027	GBP	200	349
5.125% due 03/07/2025		1,600	2,741
Lloyds Banking Group PLC
7.000% due 06/27/2019 •(h)(i)		2,814	4,143
7.625% due 06/27/2023 •(h)(i)		300	471
7.875% due 06/27/2029 •(h)(i)		600	1,018
Nationwide Building Society
3.766% due 03/08/2024 •		$800	798
10.250% ~(h)	GBP	3	604
RAC Bond Co. PLC
4.870% due 05/06/2046		600	879
Reckitt Benckiser Treasury Services PLC
2.846% (US0003M + 0.560%) due 06/24/2022 ~		$700	697
Royal Bank of Scotland Group PLC
3.309% (US0003M + 1.470%) due 05/15/2023 ~		2,000	2,019
3.498% due 05/15/2023 •		1,900	1,868
Santander UK Group Holdings PLC
2.875% due 08/05/2021		1,600	1,569
4.750% due 09/15/2025		1,300	1,310
6.750% due 06/24/2024 •(h)(i)	GBP	1,400	2,136
7.375% due 06/24/2022 •(h)(i)		800	1,225
Tesco PLC
5.125% due 04/10/2047	EUR	600	888
6.125% due 02/24/2022	GBP	1,050	1,661
Tesco Property Finance PLC
5.411% due 07/13/2044		584	926
7.623% due 07/13/2039		269	507
Virgin Media Secured Finance PLC
5.000% due 04/15/2027		700	971
Virgin Money PLC
2.250% due 04/21/2020		1,100	1,556

			50,163

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.4%
Eurohome UK Mortgages PLC
0.756% (BP0003M + 0.150%) due 06/15/2044 ~		1,604	2,198
Eurosail PLC
0.762% (BP0003M + 0.160%) due 06/10/2044 ~		75	104
1.554% (BP0003M + 0.950%) due 06/13/2045 ~		1,343	1,879
Newgate Funding PLC
1.606% (BP0003M + 1.000%) due 12/15/2050 ~		571	790
1.856% (BP0003M + 1.250%) due 12/15/2050 ~		285	386
Resloc UK PLC
0.766% (BP0003M + 0.160%) due 12/15/2043 ~		1,683	2,274
Ripon Mortgages PLC
1.326% (BP0003M + 0.800%) due 08/20/2056 ~		2,840	4,010
Stanlington PLC
1.602% due 06/12/2046		3,384	4,784

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	135

Schedule of Investments PIMCO Global Bond Fund (U.S. Dollar-Hedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Thrones PLC
1.397% (BP0003M + 0.850%) due 11/15/2049 ~	GBP	449	$632
Towd Point Mortgage Funding PLC
1.753% (BP0003M + 1.200%) due 02/20/2054 ~		2,344	3,317
Uropa Securities PLC
0.802% (BP0003M + 0.200%) due 06/10/2059 ~		370	506
0.952% (BP0003M + 0.350%) due 06/10/2059 ~		86	116
1.152% (BP0003M + 0.550%) due 06/10/2059 ~		67	89
1.352% (BP0003M + 0.750%) due 06/10/2059 ~		71	95

			21,180

SOVEREIGN ISSUES 1.7%
United Kingdom Gilt
3.250% due 01/22/2044 (j)		2,200	4,059
3.500% due 01/22/2045 (j)		2,200	4,252
4.250% due 12/07/2040 (j)		3,000	6,218
4.750% due 12/07/2038 (j)		300	646

			15,175

Total United Kingdom (Cost $81,669)			86,518

UNITED STATES 41.9%

ASSET-BACKED SECURITIES 5.5%
Amortizing Residential Collateral Trust
2.572% (US0001M + 0.700%) due 10/25/2031 ~		$5	5
Amresco Residential Securities Corp. Mortgage Loan Trust
2.812% (US0001M + 0.940%) due 06/25/2029 ~		9	8
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.232% (US0001M + 0.360%) due 10/25/2035 ~		874	879
2.252% (US0001M + 0.380%) due 02/25/2036 ~		1,446	1,138
Bayview Opportunity Master Fund Trust
3.672% due 03/28/2033 «		1,400	1,400
Bear Stearns Asset-Backed Securities Trust
2.532% (US0001M + 0.660%) due 10/25/2032 ~		1	1
Citigroup Mortgage Loan Trust
2.032% (US0001M + 0.160%) due 12/25/2036 ~		652	431
2.052% (US0001M + 0.180%) due 01/25/2037 ~		2,833	2,054
2.132% (US0001M + 0.260%) due 03/25/2036 ~		1,740	1,498
Countrywide Asset-Backed Certificates
2.002% (US0001M + 0.130%) due 12/25/2036 ^~		1,004	942
2.012% (US0001M + 0.140%) due 06/25/2037 ~		859	784
2.012% (US0001M + 0.140%) due 06/25/2047 ^~		889	816
2.062% (US0001M + 0.190%) due 06/25/2047 ~		1,326	1,311
2.072% (US0001M + 0.200%) due 06/25/2037 ^~		2,354	2,127
Credit Suisse First Boston Mortgage Securities Corp.
2.492% (US0001M + 0.620%) due 01/25/2032 ~		5	5
EMC Mortgage Loan Trust
2.772% (LIBOR01M + 0.900%) due 05/25/2043 ~		189	187
First Franklin Mortgage Loan Trust
2.817% (US0001M + 0.945%) due 03/25/2035 ~		1,500	1,491

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GSAMP Trust
2.112% (US0001M + 0.240%) due 09/25/2036 ~	$4,216	$2,138
2.132% (US0001M + 0.260%) due 02/25/2046 ~	111	94
2.742% (US0001M + 0.870%) due 11/25/2034 ~	584	585
Home Equity Asset Trust
2.057% (US0001M + 0.185%) due 07/25/2037 ~	387	387
Home Equity Mortgage Trust
6.000% due 01/25/2037 ^	123	66
Mastr Asset Backed Securities Trust
2.112% (US0001M + 0.240%) due 06/25/2036 ~	4,567	2,734
2.242% (LIBOR01M + 0.370%) due 01/25/2037 ~	1,324	811
2.372% (US0001M + 0.500%) due 10/25/2035 ^~	1,331	1,226
Merrill Lynch Mortgage Investors Trust
2.592% (US0001M + 0.720%) due 05/25/2036 ~	59	58
Morgan Stanley ABS Capital, Inc. Trust
1.997% (US0001M + 0.125%) due 07/25/2036 ~	283	248
2.002% (US0001M + 0.130%) due 01/25/2037 ~	2,429	1,478
2.012% (US0001M + 0.140%) due 05/25/2037 ~	2,359	1,822
2.112% (US0001M + 0.240%) due 06/25/2036 ~	2,198	1,564
Morgan Stanley Home Equity Loan Trust
2.102% (US0001M + 0.230%) due 04/25/2037 ~	1,838	1,229
Morgan Stanley Mortgage Loan Trust
5.919% due 09/25/2046 ^	2,180	1,051
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
2.162% (US0001M + 0.290%) due 03/25/2036 ~	1,700	1,654
NovaStar Mortgage Funding Trust
2.002% (US0001M + 0.130%) due 03/25/2037 ~	1,640	1,263
Renaissance Home Equity Loan Trust
2.372% (US0001M + 0.500%) due 12/25/2033 ~	12	12
5.294% due 01/25/2037	554	310
5.731% due 11/25/2036	2,053	1,224
Residential Asset Mortgage Products Trust
2.432% (US0001M + 0.560%) due 06/25/2032 ~	4	4
Residential Asset Securities Corp. Trust
2.122% (US0001M + 0.250%) due 11/25/2036 ~	5,574	4,352
2.667% (US0001M + 0.795%) due 01/25/2035 ~	124	125
Soundview Home Loan Trust
2.152% (US0001M + 0.280%) due 05/25/2036 ~	1,000	957
2.822% (US0001M + 0.950%) due 10/25/2037 ~	2,300	1,989
Specialty Underwriting & Residential Finance Trust
2.022% (US0001M + 0.150%) due 06/25/2037 ~	509	338
2.622% (US0001M + 0.750%) due 06/25/2036 ~	373	375
Structured Asset Investment Loan Trust
2.044% (US0001M + 0.173%) due 07/25/2036 ~	1,629	1,153
2.552% (US0001M + 0.680%) due 01/25/2033 ~	1,432	1,427
2.772% (US0001M + 0.900%) due 09/25/2034 ~	326	326
Structured Asset Securities Corp.
2.622% (US0001M + 0.750%) due 02/25/2035 ~	3,410	3,058

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Terwin Mortgage Trust
2.812% (US0001M + 0.940%) due 11/25/2033 ~		$43	$43

			49,178

CORPORATE BONDS & NOTES 10.1%
AbbVie, Inc.
3.200% due 11/06/2022		600	593
Ally Financial, Inc.
3.250% due 11/05/2018		100	100
3.600% due 05/21/2018		800	801
4.750% due 09/10/2018		400	404
American Honda Finance Corp.
2.137% due 11/05/2021 ~		600	601
American International Group, Inc.
3.900% due 04/01/2026		1,000	991
American Tower Corp.
2.250% due 01/15/2022		800	765
2.800% due 06/01/2020		400	397
Andeavor Logistics LP
5.500% due 10/15/2019		2,200	2,267
Anheuser-Busch InBev Finance, Inc.
3.300% due 02/01/2023		1,100	1,101
AT&T, Inc.
1.800% due 09/05/2026	EUR	1,700	2,130
2.672% (US0003M + 0.950%) due 07/15/2021 ~		$1,500	1,517
Baker Hughes a GE Co. LLC
2.773% due 12/15/2022		500	490
Bank of America Corp.
5.875% due 03/15/2028 •(h)		1,200	1,209
6.875% due 04/25/2018		2,800	2,807
BAT Capital Corp.
2.423% due 08/14/2020 ~		1,500	1,505
3.222% due 08/15/2024		800	772
4.390% due 08/15/2037		800	796
Campbell Soup Co.
2.645% due 03/16/2020 ~		200	200
3.300% due 03/15/2021		300	302
3.650% due 03/15/2023		600	602
Cardinal Health, Inc.
1.948% due 06/14/2019		900	890
CenterPoint Energy Resources Corp.
3.550% due 04/01/2023		300	301
Charter Communications Operating LLC
3.750% due 02/15/2028		3,600	3,313
6.384% due 10/23/2035		500	559
CIT Group, Inc.
3.875% due 02/19/2019		700	705
5.500% due 02/15/2019		234	240
Citigroup, Inc.
1.750% due 05/01/2018		900	899
2.050% due 06/07/2019		600	595
2.450% (US0003M + 0.690%) due 04/27/2018 ~		900	900
2.965% (US0003M + 0.930%) due 06/07/2019 ~		2,500	2,517
CNH Industrial Capital LLC
4.375% due 11/06/2020		900	921
Conagra Brands, Inc.
2.204% due 10/09/2020 ~		800	801
Continental Resources, Inc.
4.375% due 01/15/2028		400	391
Crown Castle International Corp.
3.400% due 02/15/2021		1,100	1,105
CVS Health Corp.
3.350% due 03/09/2021		400	402
3.700% due 03/09/2023		500	502
4.100% due 03/25/2025		300	302
4.300% due 03/25/2028		500	504
4.780% due 03/25/2038		100	102
5.050% due 03/25/2048		200	211

136	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2018

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
D.R. Horton, Inc.
4.375% due 09/15/2022		$400	$414
Daimler Finance North America LLC
2.375% due 08/01/2018		2,300	2,299
Dell International LLC
4.420% due 06/15/2021		900	924
Delta Air Lines, Inc.
2.875% due 03/13/2020		500	497
Discovery Communications LLC
2.912% due 09/20/2019 ~		400	402
5.625% due 08/15/2019		400	414
DISH DBS Corp.
7.875% due 09/01/2019		300	315
EQT Corp.
3.078% due 10/01/2020 ~		1,500	1,504
Equinix, Inc.
2.875% due 03/15/2024	EUR	600	734
Ford Motor Credit Co. LLC
2.681% due 01/09/2020		$1,800	1,785
5.000% due 05/15/2018		1,150	1,153
GATX Corp.
2.507% due 11/05/2021 ~		500	503
Harris Corp.
2.247% due 04/30/2020 ~		1,200	1,201
HCA, Inc.
3.750% due 03/15/2019		600	604
6.500% due 02/15/2020		200	210
International Lease Finance Corp.
6.250% due 05/15/2019		1,300	1,345
Kansas City Southern
2.350% due 05/15/2020		200	197
Kilroy Realty LP
3.450% due 12/15/2024		200	194
Kinder Morgan, Inc.
5.000% due 02/15/2021		900	935
Komatsu Finance America, Inc.
2.437% due 09/11/2022		900	870
Kraft Heinz Foods Co.
2.381% due 02/10/2021 ~		1,200	1,197
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 ^(c)		700	29
Martin Marietta Materials, Inc.
2.702% due 12/20/2019 ~		400	401
MGM Resorts International
6.750% due 10/01/2020		300	320
Morgan Stanley
2.294% due 02/10/2021 ~		2,000	2,002
Navient Corp.
4.875% due 06/17/2019		200	202
5.000% due 10/26/2020		300	303
8.000% due 03/25/2020		150	160
8.450% due 06/15/2018		100	101
Newell Brands, Inc.
2.875% due 12/01/2019		800	796
NextEra Energy Capital Holdings, Inc.
2.372% due 09/03/2019 ~		2,200	2,200
Northwell Healthcare, Inc.
4.260% due 11/01/2047		800	790
Protective Life Global Funding
2.262% due 04/08/2020		3,800	3,737
Rockwell Collins, Inc.
2.800% due 03/15/2022		1,000	975
S&P Global, Inc.
3.300% due 08/14/2020		200	201
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021		300	316
6.250% due 03/15/2022		400	434
Scripps Networks Interactive, Inc.
2.800% due 06/15/2020		200	198
Sempra Energy
2.575% due 03/15/2021 ~		800	803
Southern Co.
2.950% due 07/01/2023		1,500	1,458

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Southern Co. Gas Capital Corp.
2.450% due 10/01/2023	$100	$95
Spectra Energy Partners LP
2.725% (US0003M + 0.700%) due 06/05/2020 ~	300	302
Springleaf Finance Corp.
5.250% due 12/15/2019	600	613
6.000% due 06/01/2020	900	933
8.250% due 12/15/2020	300	327
Sprint Capital Corp.
6.900% due 05/01/2019	1,550	1,600
Sprint Spectrum Co. LLC
3.360% due 03/20/2023	525	523
4.738% due 09/20/2029	400	403
Tech Data Corp.
3.700% due 02/15/2022	600	596
Textron, Inc.
2.361% due 11/10/2020 ~	1,300	1,299
Time Warner Cable LLC
5.000% due 02/01/2020	900	925
TTX Co.
2.600% due 06/15/2020	300	297
Verizon Communications, Inc.
3.125% due 03/16/2022	500	496
4.125% due 03/16/2027	1,500	1,521
VMware, Inc.
2.950% due 08/21/2022	1,000	959
Volkswagen Group of America Finance LLC
2.125% due 05/23/2019	2,324	2,309
Wells Fargo & Co.
2.851% (US0003M + 1.110%) due 01/24/2023 ~	1,800	1,826
3.002% (US0003M + 1.230%) due 10/31/2023 ~	2,700	2,741
Zimmer Biomet Holdings, Inc.
3.150% due 04/01/2022	2,347	2,315

		89,713

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
CenturyLink, Inc.
4.627% (LIBOR03M + 2.750%) due 01/31/2025 ~	898	885
Charter Communications Operating LLC
3.880% (LIBOR03M + 2.000%) due 04/30/2025 ~	1,277	1,283
Hilton Worldwide Finance LLC
3.872% (LIBOR03M + 2.000%) due 10/25/2023 ~	718	723

		2,891

MUNICIPAL BONDS & NOTES 0.2%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.334% due 02/15/2028	800	1,012
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	200	247
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	400	494

		1,753

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.2%
American Home Mortgage Assets Trust
2.062% (US0001M + 0.190%) due 05/25/2046 ^~	222	188
Banc of America Mortgage Trust
3.778% due 06/25/2035 ~	157	149
BCAP LLC Trust
1.941% (US0001M + 0.740%) due 01/26/2047 ~	40	36
5.250% due 08/26/2037 ~	31	32

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Bear Stearns Adjustable Rate Mortgage Trust
3.258% due 05/25/2034 ~	$6	$5
3.369% due 08/25/2033 ~	7	7
3.616% due 09/25/2034 ~	87	88
3.643% due 10/25/2033 ~	8	8
3.765% due 05/25/2047 ^~	188	182
3.791% due 05/25/2034 ~	14	14
3.893% due 11/25/2034 ~	4	4
Bear Stearns ALT-A Trust
2.032% (US0001M + 0.160%) due 02/25/2034 ~	48	45
3.523% due 11/25/2035 ^~	386	339
3.688% due 05/25/2035 ~	12	13
3.860% due 08/25/2036 ^~	150	118
Bear Stearns Structured Products, Inc. Trust
3.633% due 01/26/2036 ~	92	82
Chase Mortgage Finance Trust
3.160% due 07/25/2037 ~	98	91
Chevy Chase Funding LLC Mortgage-Backed Certificates
1.994% (LIBOR01M + 0.300%) due 01/25/2036 ~	2,222	2,153
Citigroup Mortgage Loan Trust
3.465% due 09/25/2037 ^~	199	188
Citigroup Mortgage Loan Trust, Inc.
4.516% due 08/25/2035 ^~	1,458	1,313
Commercial Mortgage Trust
1.418% due 01/10/2046 ~(a)	3,308	181
Countrywide Alternative Loan Trust
2.032% (US0001M + 0.210%) due 07/20/2046 ^~	187	139
2.082% (US0001M + 0.210%) due 07/25/2046 ^~	1,854	1,699
2.152% (US0001M + 0.280%) due 02/25/2037 ~	277	252
2.222% (US0001M + 0.350%) due 05/25/2037 ^~	139	81
2.455% (12MTA + 1.500%) due 11/25/2035 ~	40	38
2.533% (12MTA + 1.250%) due 11/25/2047 ^~	1,073	907
2.995% (12MTA + 2.040%) due 11/25/2035 ~	13	13
3.402% due 11/25/2035 ^~	203	184
3.683% due 02/25/2037 ^~	56	55
5.250% due 06/25/2035 ^	18	17
6.250% due 12/25/2036	3,372	2,465
6.250% due 08/25/2037 ^	29	25
6.500% due 06/25/2036 ^	62	49
Countrywide Home Loan Mortgage Pass-Through Trust
2.072% (US0001M + 0.200%) due 04/25/2046 ~	330	303
2.632% (US0001M + 0.760%) due 09/25/2034 ~	26	26
3.412% due 08/25/2034 ^~	5	5
3.493% due 04/20/2035 ~	3	3
3.498% due 08/25/2034 ^~	41	40
6.000% due 07/25/2036	1,870	1,644
Countrywide Home Loan Reperforming REMIC Trust
2.212% (US0001M + 0.340%) due 06/25/2035 ~	106	102
Credit Suisse First Boston Mortgage Securities Corp.
3.423% due 08/25/2033 ~	3	3
6.500% due 04/25/2033	4	4
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.579% due 04/25/2037 ^~	181	97
DBUBS Mortgage Trust
0.306% due 11/10/2046 ~(a)	900	7
0.723% due 11/10/2046 ~(a)	691	10
Deutsche ALT-A Securities, Inc.
2.012% (LIBOR01M + 0.140%) due 07/25/2047 ~	642	612
GreenPoint Mortgage Funding Trust
2.412% (US0001M + 0.540%) due 11/25/2045 ~	10	9
GS Mortgage Securities Corp.
1.549% due 02/10/2046 ~(a)	2,535	147

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	137

Schedule of Investments PIMCO Global Bond Fund (U.S. Dollar-Hedged) (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GS Mortgage Securities Trust
1.968% due 11/10/2045 ~(a)	$1,850	$138
GSR Mortgage Loan Trust
3.111% due 06/25/2034 ~	16	15
3.630% (H15T1Y + 1.750%) due 03/25/2033 ~	7	6
3.775% due 01/25/2035 ~	27	27
HarborView Mortgage Loan Trust
2.133% (12MTA + 0.850%) due 12/19/2036 ^~	115	110
2.162% (US0001M + 0.340%) due 06/20/2035 ~	25	25
Impac CMB Trust
2.592% (US0001M + 0.720%) due 10/25/2034 ~	633	624
2.872% (US0001M + 1.000%) due 07/25/2033 ~	5	5
IndyMac Mortgage Loan Trust
3.506% due 09/25/2035 ^~	83	78
JPMorgan Mortgage Trust
3.144% due 11/25/2033 ~	5	6
3.638% due 10/25/2035 ~	30	30
JPMorgan Resecuritization Trust
5.379% due 07/27/2037 ~	1,043	1,056
MASTR Alternative Loan Trust
2.272% (US0001M + 0.400%) due 03/25/2036 ~	47	9
6.000% due 02/25/2036	878	711
Merrill Lynch Mortgage Investors Trust
3.290% due 02/25/2036 ~	133	134
3.293% due 02/25/2033 ~	12	11
3.471% due 02/25/2036 ~	49	50
3.879% due 05/25/2033 ~	19	19
Morgan Stanley Mortgage Loan Trust
5.701% due 02/25/2047	246	172
OBX Trust
2.527% due 06/25/2057 ~	2,200	2,205
Residential Accredit Loans, Inc. Trust
2.052% (US0001M + 0.180%) due 06/25/2046 ~	355	157
2.783% (12MTA + 1.500%) due 08/25/2035 ~	311	297
Residential Asset Securitization Trust
2.272% (US0001M + 0.400%) due 01/25/2046 ^~	63	32
5.750% due 02/25/2036	1,455	1,444
Residential Funding Mortgage Securities, Inc. Trust
6.500% due 03/25/2032	1	1
Sequoia Mortgage Trust
2.022% (US0001M + 0.200%) due 07/20/2036 ~	312	300
2.172% (US0001M + 0.350%) due 07/20/2033 ~	44	42
Structured Adjustable Rate Mortgage Loan Trust
3.689% due 02/25/2034 ~	9	9
3.733% due 09/25/2035 ~	296	267
3.813% due 04/25/2034 ~	19	20
Structured Asset Mortgage Investments Trust
2.082% (US0001M + 0.210%) due 05/25/2036 ~	78	66
2.092% (US0001M + 0.220%) due 05/25/2036 ~	190	174
2.092% (US0001M + 0.220%) due 09/25/2047 ~	343	325
2.388% (US0001M + 0.580%) due 07/19/2034 ~	10	10
TBW Mortgage-Backed Trust
5.630% due 01/25/2037	242	136
Thornburg Mortgage Securities Trust
3.122% (US0001M + 1.250%) due 06/25/2037 ^~	190	176
3.435% due 09/25/2037 ~	54	55
3.877% (US0012M + 1.200%) due 06/25/2037 ~	234	225
3.927% (LIBOR12M + 1.250%) due 06/25/2047 ^~	41	38

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.927% (LIBOR01M + 1.250%) due 06/25/2047 ^~	$88	$80
WaMu Mortgage Pass-Through Certificates Trust
2.027% (COF 11 + 1.250%) due 02/27/2034 ~	20	20
2.182% (US0001M + 0.310%) due 01/25/2045 ~	31	31
2.452% (US0001M + 0.580%) due 07/25/2045 ~	738	730
3.036% due 12/25/2036 ^~	707	679
3.098% due 06/25/2033 ~	7	7
3.392% due 12/25/2035 ~	360	352
Washington Mutual Mortgage Pass-Through Certificates Trust
2.223% (12MTA + 0.940%) due 07/25/2046 ^~	53	39
6.500% due 03/25/2036	2,580	1,926
Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037 ^	119	112
6.000% due 06/25/2037 ^	304	305
Wells Fargo Mortgage-Backed Securities Trust
3.685% due 04/25/2036 ~	63	64
3.737% due 06/25/2035 ~	176	181
6.000% due 07/25/2036 ^	94	95
Wells Fargo-RBS Commercial Mortgage Trust
1.226% due 03/15/2045 ~(a)	4,940	231

		28,229

U.S. GOVERNMENT AGENCIES 17.9%
Fannie Mae
2.272% (LIBOR01M + 0.400%) due 06/25/2036 ~	53	53
2.472% (LIBOR01M + 0.600%) due 11/25/2020 ~	822	823
3.122% (US0012M + 1.375%) due 12/01/2034 ~	32	34
3.551% (H15T1Y + 2.360%) due 11/01/2034 ~	57	60
4.295% due 06/01/2021	2,980	3,102
6.000% due 04/25/2043 - 07/25/2044	122	136
6.500% due 11/25/2042	104	116
Fannie Mae, TBA
3.500% due 05/01/2033 - 06/01/2048	99,100	99,169
4.000% due 05/01/2048 - 06/01/2048	28,200	28,863
Freddie Mac
1.012% due 11/25/2022 ~(a)	3,203	121
1.443% due 01/15/2038 ~(a)	872	46
1.925% (LIBOR01M + 0.350%) due 01/15/2038 ~	872	872
2.377% (LIBOR01M + 0.600%) due 12/15/2037 ~	25	26
2.401% (12MTA + 1.200%) due 10/25/2044 ~	108	109
Freddie Mac, TBA
3.000% due 04/12/2048	10,000	9,742
3.500% due 05/14/2048	9,000	9,002
Ginnie Mae
0.000% (US0001M + 0.850%) due 11/20/2066 ~	3,106	3,158
2.375% (H15T1Y + 1.500%) due 01/20/2030 ~	6	6
2.386% (LIBOR01M + 0.600%) due 02/16/2030 ~	13	13
2.425% (US0001M + 0.850%) due 07/20/2066 ~	2,074	2,107
2.625% (H15T1Y + 1.500%) due 05/20/2028 - 06/20/2030 ~	24	25
2.750% (H15T1Y + 1.500%) due 07/20/2022 - 09/20/2026 ~	17	18
3.125% (H15T1Y + 1.500%) due 11/20/2021 - 12/20/2026 ~	10	10
6.000% due 08/20/2034	490	538
NCUA Guaranteed Notes
2.181% (LIBOR01M + 0.560%) due 12/08/2020 ~	735	739

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Small Business Administration
5.600% due 09/01/2028		$202	$215

			159,103

U.S. TREASURY OBLIGATIONS 4.7%
U.S. Treasury Bonds
2.875% due 05/15/2043 (n)		300	295
3.125% due 02/15/2043 (n)		300	309
3.625% due 08/15/2043 (n)		300	335
U.S. Treasury Inflation Protected Securities (g)
0.125% due 01/15/2022 (n)		438	433
0.125% due 04/15/2022(l)(n)		3,975	3,918
0.125% due 07/15/2022 (l)(n)		4,850	4,801
0.125% due 01/15/2023 (l)(n)		7,302	7,179
0.375% due 07/15/2025 (j)(n)		6,376	6,293
0.375% due 07/15/2027 (l)(n)		3,749	3,655
0.500% due 01/15/2028 (j)		7,436	7,298
0.625% due 01/15/2026 (n)		104	104
0.750% due 02/15/2045 (n)		53	51
1.375% due 01/15/2020 (n)		229	234
1.750% due 01/15/2028 (l)(n)		828	910
2.000% due 01/15/2026		375	413
2.375% due 01/15/2025 (n)		66	74
2.375% due 01/15/2027 (n)		369	422
2.500% due 01/15/2029 (n)		1,501	1,777
3.875% due 04/15/2029 (n)		1,055	1,404
U.S. Treasury Notes
1.125% due 06/30/2021 (n)		300	288
1.750% due 10/31/2020 (l)(n)		800	788
1.875% due 08/31/2022 (n)		100	97
2.000% due 11/30/2020 (l)(n)		700	693

			41,771

Total United States (Cost $366,892)			372,638

SHORT-TERM INSTRUMENTS 21.4%

COMMERCIAL PAPER 1.8%
Bank of Montreal
1.474% due 04/12/2018	CAD	400	310
1.479% due 04/02/2018		1,100	854
1.487% due 04/13/2018		700	543
1.489% due 04/04/2018		1,400	1,086
1.492% due 04/05/2018		900	698
1.501% due 04/18/2018		500	388
1.504% due 04/02/2018		600	466
Bank of Nova Scotia
1.487% due 04/06/2018		700	543
1.488% due 04/05/2018		600	466
1.504% due 04/02/2018		2,700	2,095
Canadian Imperial Bank of Commerce
1.487% due 04/12/2018		600	465
1.488% due 04/16/2018		500	388
1.489% due 04/16/2018		800	621
HSBC Bank Canada
1.501% due 04/09/2018		400	310
1.505% due 04/06/2018		300	233
1.512% due 04/13/2018		100	78
1.514% due 04/12/2018		100	78
1.514% due 04/18/2018		400	310
1.516% due 04/11/2018		200	155
National Bank of Canada
1.474% due 04/18/2018		100	78
Royal Bank of Canada
1.486% due 04/12/2018		600	465
1.487% due 04/18/2018		200	155
1.488% due 04/09/2018		700	543
1.492% due 04/02/2018		400	310
1.497% due 04/09/2018		400	310
1.501% due 04/16/2018		500	388
Toronto Dominion Bank
1.486% due 04/20/2018		200	155
1.488% due 04/18/2018		100	78
1.489% due 04/16/2018		300	233
1.496% due 04/10/2018		100	78
1.498% due 04/06/2018		500	388

138	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2018

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.500% due 04/05/2018	CAD	900	$698
1.501% due 04/04/2018		200	155
1.501% due 04/06/2018		200	155
1.502% due 04/03/2018		200	155
1.507% due 04/02/2018		1,500	1,164

			15,595

SHORT-TERM NOTES 0.1%
Harris Corp.
2.431% due 02/27/2019 ~		$500	500
Letras del Banco Central de la Republica Argentina
26.200% due 05/16/2018	ARS	2,600	126

			626

ARGENTINA TREASURY BILLS 0.5%
22.028% due 07/13/2018 - 12/14/2018 (d)(e)		$3,600	3,543
22.028% due 04/13/2018 - 09/14/2018 (d)(e)	ARS	19,700	889

			4,432

CZECH REPUBLIC TREASURY BILLS 0.3%
(0.811)% due 04/20/2018 (e)(f)	CZK	50,000	2,423

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ITALY TREASURY BILLS 3.1%
(0.419)% due 04/30/2018 (d)(e)	EUR	22,000	$27,081

JAPAN TREASURY BILLS 14.2%
(0.193)% due 04/05/2018 - 06/18/2018 (d)(e)	JPY	13,410,000	126,058

NIGERIA TREASURY BILLS 0.6%
15.548% due 11/22/2018 - 11/29/2018 (d)(e)	NGN	2,173,700	5,486

U.K. TREASURY BILLS 0.4%
0.240% due 04/20/2018 (e)	GBP	2,600	3,647

U.S. TREASURY BILLS 0.4%
1.465% due 04/19/2018 - 04/26/2018 (d)(e)(l)(n)		$3,706	3,702

Total Short-Term Instruments (Cost $187,027)			189,050

Total Investments in Securities (Cost $1,004,984)			1,032,780

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 3.7%

SHORT-TERM INSTRUMENTS 3.7%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.7%
PIMCO Short Asset Portfolio	3,276,569	$32,772
PIMCO Short-Term Floating NAV Portfolio III	40,889	404

Total Short-Term Instruments (Cost $33,233)		33,176

Total Investments in Affiliates (Cost $33,233)		33,176

Total Investments 120.1% (Cost $1,038,217)		$1,065,956

Financial Derivative Instruments (k)(m) (0.1)% (Cost or Premiums, net $(421))		(1,328)

Other Assets and Liabilities, net (20.0)%		(176,938)

Net Assets 100.0%		$887,690

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	Interest only security.
(b)	When-issued security.
(c)	Security is not accruing income as of the date of this report.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Coupon represents a yield to maturity.
(g)	Principal amount of security is adjusted for inflation.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)		Payable for Reverse Repurchase Agreements
BOS	1.700%	03/21/2018	04/16/2018	$	(2,437)	$(2,439)
GRE	2.050	03/29/2018	04/05/2018		(5,176)	(5,177)
	2.200	03/28/2018	04/04/2018		(2,222)	(2,222)
IND	0.550	03/15/2018	05/02/2018	GBP	(10,545)	(14,799)
MEI	(0.460)	01/18/2018	04/19/2018	EUR	(10,120)	(12,440)

Total Reverse Repurchase Agreements						$(37,077)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	139

Schedule of Investments PIMCO Global Bond Fund (U.S. Dollar-Hedged) (Cont.)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions
BPG	2.500%	03/29/2018	04/02/2018	$(1,033)	$(1,033)

Total Sale-Buyback Transactions					$(1,033)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOS	$0	$(2,439)	$0	$(2,439)	$2,465	$26
GRE	0	(7,399)	0	(7,399)	7,410	11
IND	0	(14,799)	0	(14,799)	14,905	106
MEI	0	(12,440)	0	(12,440)	12,390	(50)

Master Securities Forward Transaction Agreement
BPG	0	0	(1,033)	(1,033)	1,032	(1)

Total Borrowings and Other Financing Transactions	$0	$(37,077)	$(1,033)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Sovereign Issues	$0	$(12,440)	$(14,799)	$0	$(27,239)
U.S. Treasury Obligations	0	(9,838)	0	0	(9,838)

Total	$0	$(22,278)	$(14,799)	$0	$(37,077)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(1,033)	0	0	(1,033)

Total	$0	$(1,033)	$0	$0	$(1,033)

Total Borrowings	$0	$(23,311)	$(14,799)	$0	$(38,110)

Payable for reverse repurchase agreements and sale-buyback financing transactions					$(38,110)

(j)	Securities with an aggregate market value of $38,945 have been pledged as collateral under the terms of the above master agreements as of March 31, 2018.

(1)

The average amount of borrowings outstanding during the period ended 03/31/2018 was $(43,218) at a weighted average interest rate of 0.339%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(k)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note June 2018 Futures	$107.750	05/25/2018	476	$476	$4	$4
Put - CBOT U.S. Treasury 5-Year Note June 2018 Futures	108.000	05/25/2018	13	13	0	0
Call - CBOT U.S. Treasury 10-Year Note June 2018 Futures	131.500	05/25/2018	112	112	1	2
Call - CBOT U.S. Treasury 30-Year Bond June 2018 Futures	174.000	05/25/2018	81	81	1	1
Call - CBOT U.S. Treasury 30-Year Bond June 2018 Futures	175.000	05/25/2018	12	12	0	0
Call - CBOT U.S. Treasury 30-Year Bond June 2018 Futures	177.000	05/25/2018	2	2	0	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond June 2018 Futures	110.000	05/25/2018	363	363	3	0

					$9	$7

Total Purchased Options					$9	$7

140	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2018

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
3-Month Euribor June Futures	06/2018	753	EUR	232,373	$(1)	$0	$0
90-Day Eurodollar December Futures	12/2019	432	$	104,992	32	0	(5)
90-Day Eurodollar March Futures	03/2019	859		209,188	(158)	0	(32)
90-Day Eurodollar September Futures	09/2018	644		157,176	(529)	0	(16)
Australia Government 3-Year Note June Futures	06/2018	164	AUD	14,003	17	21	(12)
Australia Government 10-Year Bond June Futures	06/2018	218		21,702	326	111	(17)
Euro-Bobl June Futures	06/2018	545	EUR	88,016	354	69	(2)
Euro-Buxl 30-Year Bond June Futures	06/2018	23		4,680	131	1	(9)
Euro-Schatz June Futures	06/2018	281		38,716	59	3	0
U.S. Treasury 5-Year Note June Futures	06/2018	575	$	65,815	234	56	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2018	370		59,373	2,138	428	0
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	12/2018	955	GBP	165,674	(309)	34	(17)

					$2,294	$723	$(110)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar December Futures	12/2020	432		$(104,938)	$(87)	$0	$(5)
90-Day Eurodollar March Futures	03/2020	859		(208,748)	(65)	11	0
90-Day Eurodollar September Futures	09/2019	644		(156,613)	705	8	0
Call Options Strike @ EUR 160.000 on Euro-Bobl 10-Year Bond June 2018 Futures	05/2018	53	EUR	(40)	(14)	0	(2)
Euro-BTP Italy Government Bond June Futures	06/2018	116		(19,810)	(348)	0	(157)
Euro-Bund 10-Year Bond June Futures	06/2018	3		(589)	(11)	0	(1)
Euro-OAT France Government 10-Year Bond June Futures	06/2018	128		(24,348)	(499)	0	(44)
Put Options Strike @ EUR 129.500 on Euro-Bobl June 2018 Futures	05/2018	244		(6)	45	4	0
Put Options Strike @ EUR 156.500 on Euro-Bund 10-Year Bond June 2018 Futures	05/2018	53		(10)	10	3	0
U.S. Treasury 10-Year Note June Futures	06/2018	112		$(13,568)	(94)	0	(26)
U.S. Treasury 30-Year Bond June Futures	06/2018	95		(13,929)	(381)	0	(71)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	12/2019	955	GBP	(165,239)	380	17	(101)
United Kingdom Long Gilt June Futures	06/2018	512		(88,226)	(1,215)	0	(488)

					$(1,574)	$43	$(895)

Total Futures Contracts					$720	$766	$(1,005)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)

Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(3)	Notional Amount(4)			Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
											Asset	Liability
Altria Group, Inc.	(1.000)%	Quarterly	12/20/2020	0.162%	$		1,600	$(42)	$6	$(36)	$0	$0
BASF SE	(1.000)	Quarterly	12/20/2020	0.138		EUR	400	(13)	1	(12)	0	0
Bayer AG	(1.000)	Quarterly	12/20/2020	0.190			600	(19)	2	(17)	1	0
Koninklijke DSM NV	(1.000)	Quarterly	12/20/2020	0.159			1,100	(35)	3	(32)	1	0
Pfizer, Inc.	(1.000)	Quarterly	12/20/2020	0.178	$		1,100	(30)	5	(25)	0	0
Reynolds American, Inc.	(1.000)	Quarterly	12/20/2020	0.185			1,600	(44)	9	(35)	0	0
Telia Co. AB	(1.000)	Quarterly	12/20/2020	0.206		EUR	400	(11)	0	(11)	0	0
United Utilities PLC	(1.000)	Quarterly	12/20/2020	0.343			300	(8)	1	(7)	0	0
UnitedHealth Group, Inc.	(1.000)	Quarterly	12/20/2020	0.200	$		800	(22)	5	(17)	0	0

								$(224)	$32	$(192)	$2	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Daimler AG	1.000%	Quarterly	12/20/2020	0.311%	EUR	400	$7	$3	$10	$0	$0
Shell International Finance BV	1.000	Quarterly	12/20/2026	0.691		100	3	0	3	0	(1)
Telecom Italia SpA	1.000	Quarterly	06/20/2024	1.728		500	(22)	(4)	(26)	0	(2)
Tesco PLC	1.000	Quarterly	06/20/2022	0.993		200	(1)	1	0	0	0

							$(13)	$0	$(13)	$0	$(3)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	141

Schedule of Investments PIMCO Global Bond Fund (U.S. Dollar-Hedged) (Cont.)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.IG-29 5-Year Index	(1.000)%	Quarterly	12/20/2022	$	52,300	$(988)	$(1)	$(989)	$0	$(46)
iTraxx Europe Main 28 5-Year Index	(1.000)	Quarterly	12/20/2022	EUR	24,400	(645)	(57)	(702)	0	(18)

						$(1,633)	$(58)	$(1,691)	$0	$(64)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.EM-28 5-Year Index	1.000%	Quarterly	12/20/2022	$	11,058	$(45)	$(32)	$(77)	$15	$0
CDX.EM-29 5-Year Index	1.000	Quarterly	06/20/2023		39,800	(808)	107	(701)	61	0

						$(853)	$75	$(778)	$76	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive(6)	1-Day USD-Federal Funds Rate Compounded-OIS	1.724%	Annual	09/19/2018	$	104,400	$0	$40	$40	$5	$0
Pay	3-Month CAD-Bank Bill	1.400	Semi-Annual	09/13/2019	CAD	83,700	(647)	11	(636)	43	0
Receive	3-Month CAD-Bank Bill	2.200	Semi-Annual	06/16/2026		1,500	11	10	21	0	(4)
Receive	3-Month CAD-Bank Bill	1.850	Semi-Annual	09/15/2027		31,100	1,337	(4)	1,333	0	(91)
Pay	3-Month CHF-LIBOR	0.050	Annual	03/16/2026	CHF	1,600	(16)	(9)	(25)	4	0
Pay(6)	3-Month NZD-BBR	2.500	Semi-Annual	02/14/2020	NZD	109,900	121	16	137	29	0
Pay	3-Month USD-LIBOR	1.945	Annual	09/19/2018	$	104,400	0	(93)	(93)	0	(4)
Pay(6)	3-Month USD-LIBOR	1.750	Semi-Annual	04/01/2019		414,400	(341)	(1,139)	(1,480)	0	(15)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/20/2019		38,300	(114)	266	152	8	0
Pay(6)	3-Month USD-LIBOR	0.000	Quarterly	03/02/2020		50,700	0	2	2	5	0
Receive(6)	3-Month USD-LIBOR	2.000	Semi-Annual	04/01/2020		414,400	233	1,347	1,580	0	(44)
Receive6)	3-Month USD-LIBOR	1.750	Semi-Annual	06/20/2020		60,800	1,190	(153)	1,037	0	(4)
Pay	3-Month USD-LIBOR	2.071	Quarterly	06/12/2022		16,000	0	23	23	0	0
Pay	3-Month USD-LIBOR	2.178	Quarterly	06/19/2022		34,300	3	48	51	3	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2022		43,100	311	307	618	0	(14)
Receive(6)	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		1,300	50	(6)	44	0	(1)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2023		36,100	747	957	1,704	0	(23)
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		108,900	(2,203)	52	(2,151)	217	0
Receive(6)	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		42,100	2,352	(344)	2,008	0	(91)
Receive(6)	3-Month USD-LIBOR	2.098	Semi-Annual	07/01/2041		28,900	597	86	683	0	(24)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		43,400	(899)	1,676	777	0	(258)
Receive(6)	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		200	22	(6)	16	0	(1)
Receive(6)	3-Month USD-LIBOR	2.955	Semi-Annual	11/12/2049		2,500	(152)	119	(33)	0	(16)
Pay(6)	3-Month ZAR-JIBAR	7.250	Quarterly	06/20/2023	ZAR	353,800	73	25	98	0	(126)
Pay	3-Month ZAR-JIBAR	8.500	Quarterly	03/15/2027		11,100	32	27	59	0	(6)
Pay(6)	6-Month EUR-EURIBOR	0.500	Annual	06/20/2023	EUR	58,100	128	130	258	47	0
Pay(6)	6-Month EUR-EURIBOR	0.500	Annual	09/19/2023		67,900	(397)	398	1	71	0
Pay(6)	6-Month EUR-EURIBOR	1.000	Annual	06/20/2028		700	(5)	4	(1)	1	0
Receive(6)	6-Month EUR-EURIBOR	1.250	Annual	09/19/2028		750	(10)	(6)	(16)	0	(1)
Receive(6)	6-Month EUR-EURIBOR	1.500	Annual	09/19/2048		30,250	592	(436)	156	60	0
Pay(6)	6-Month GBP-LIBOR	1.000	Annual	09/19/2019	GBP	75,300	(4)	(114)	(118)	23	0
Pay(6)	6-Month GBP-LIBOR	1.250	Annual	12/19/2019		63,500	93	(34)	59	31	0
Receive(6)	6-Month GBP-LIBOR	1.000	Annual	09/18/2020		75,300	220	135	355	0	(60)
Pay(6)	6-Month GBP-LIBOR	1.250	Semi-Annual	09/19/2020		23,400	(2)	(6)	(8)	22	0
Receive(6)	6-Month GBP-LIBOR	1.500	Annual	12/18/2020		63,500	(100)	(6)	(106)	0	(46)
Receive(6)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2023		5,800	(1)	(29)	(30)	0	(22)
Receive(6)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2028		21,300	319	(182)	137	0	(68)
Receive(6)	6-Month GBP-LIBOR	1.750	Semi-Annual	09/19/2048		2,350	(124)	(65)	(189)	0	(20)
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	09/17/2021	JPY	950,000	(139)	5	(134)	0	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027		3,890,000	39	(133)	(94)	13	0
Receive	6-Month JPY-LIBOR	0.354	Semi-Annual	01/18/2028		60,000	1	(5)	(4)	0	0
Receive	6-Month JPY-LIBOR	0.351	Semi-Annual	02/08/2028		90,000	0	(6)	(6)	0	0
Receive	6-Month JPY-LIBOR	0.301	Semi-Annual	02/13/2028		170,000	11	(13)	(2)	1	0
Receive	6-Month JPY-LIBOR	0.354	Semi-Annual	02/16/2028		200,000	0	(13)	(13)	1	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		880,000	59	(64)	(5)	3	0
Receive(6)	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028		6,120,000	86	(479)	(393)	25	0

142	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2018

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive(6)	6-Month JPY-LIBOR	0.399%	Semi-Annual	06/18/2028	JPY	6,120,000	$(18)	$(484)	$(502)	$26	$0
Pay	6-Month JPY-LIBOR	1.250	Semi-Annual	06/17/2035		260,000	246	36	282	0	(1)
Receive	6-Month JPY-LIBOR	1.500	Semi-Annual	12/21/2045		430,000	(595)	(133)	(728)	5	0
Receive	6-Month JPY-LIBOR	1.000	Semi-Annual	03/21/2048		470,000	19	(197)	(178)	4	0
Pay	28-Day MXN-TIIE	7.680	Lunar	12/29/2022	MXN	996,200	56	584	640	121	0
Pay	28-Day MXN-TIIE	5.825	Lunar	01/12/2023		39,400	(177)	35	(142)	4	0

							$3,004	$2,180	$5,184	$772	$(940)

Total Swap Agreements							$281	$2,229	$2,510	$850	$(1,007)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$7	$766	$850	$1,623	$0	$(1,005)	$(1,007)	$(2,012)

(l)	Securities with an aggregate market value of $19,660 and cash of $1,268 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(m)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	05/2018		$905	AUD	1,154	$0	$(19)
BOA	04/2018	DKK	71,692		$11,449	0	(384)
	04/2018	JPY	140,000		1,321	5	0
	04/2018	NOK	67,270		8,741	160	0
	04/2018	SEK	7,960		972	18	0
	04/2018		$5,872	AUD	7,459	0	(144)
	04/2018		727	SEK	5,900	0	(21)
	05/2018	ARS	20		$1	0	0
	05/2018	CAD	422		338	11	0
	05/2018		$3,470	ARS	72,811	55	0
	05/2018		8,749	NOK	67,270	0	(160)
	05/2018		974	SEK	7,960	0	(19)
	05/2018		102	ZAR	1,190	0	(2)
	06/2018		2,033	IDR	28,153,604	6	0

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	143

Schedule of Investments PIMCO Global Bond Fund (U.S. Dollar-Hedged) (Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BPS	04/2018	BRL	2,828		$868	$12	$0
	04/2018	DKK	43,055		6,416	0	(690)
	04/2018		$851	BRL	2,828	6	0
	04/2018		36	KRW	40,482	2	0
	05/2018	PEN	1,513		$463	0	(5)
	05/2018		$866	BRL	2,828	0	(11)
	05/2018		7,454	MXN	138,262	108	0
	06/2018	JPY	630,000		$5,944	0	0
	06/2018		$25	ARS	496	0	(1)
	08/2018		405	AUD	519	0	(6)
BRC	04/2018	GBP	2,600		$3,637	0	(13)
	05/2018		$12,799	MXN	240,305	344	0
CBK	04/2018	BRL	8,800		$2,663	0	(3)
	04/2018	CAD	300		230	0	(3)
	04/2018	DKK	153,709		24,589	0	(781)
	04/2018	EUR	5,383		6,636	13	0
	04/2018	GBP	26,119		36,734	89	0
	04/2018	JPY	620,000		5,867	38	0
	04/2018	RUB	161,634		2,800	0	(15)
	04/2018		$2,695	BRL	8,800	3	(33)
	04/2018		27,213	DKK	164,478	0	(66)
	04/2018		800	EUR	650	0	0
	04/2018		8,621	NOK	67,270	0	(39)
	04/2018		2,797	RUB	161,634	15	0
	05/2018	AUD	9,408		$7,244	21	(3)
	05/2018	EUR	1,025		1,270	6	0
	05/2018	JPY	300,000		2,760	0	(66)
	05/2018		$3,110	BRL	10,315	7	0
	06/2018	INR	408,480		$6,235	11	0
	06/2018	JPY	460,000		4,338	0	(3)
	06/2018		$449	RUB	25,741	0	(3)
	07/2018	DKK	164,478		$27,404	73	0
	08/2018		$107	ARS	2,210	0	(5)
DUB	04/2018	AUD	7,459		$5,772	44	0
	04/2018	CAD	1,000		775	0	(1)
	04/2018	TRY	514		131	1	0
	04/2018		$13,650	EUR	11,137	54	0
	04/2018		4,941	RUB	280,942	0	(47)
	05/2018	CHF	202		$218	6	0
	05/2018		$5,773	AUD	7,459	0	(44)
	07/2018	BRL	4,680		$1,328	0	(79)
	01/2019		$2,453	EUR	1,950	5	0
FBF	04/2018	BRL	3,457		$1,062	15	0
	04/2018		$1,040	BRL	3,457	7	0
	04/2018		110,672	EUR	89,360	0	(719)
	05/2018	EUR	89,360		$110,902	721	0
	05/2018		$181	ARS	3,747	0	0
	05/2018		1,589	RUB	90,017	0	(28)
GLM	04/2018	BRL	8,800		$2,662	11	(14)
	04/2018	CAD	3,300		2,553	2	(11)
	04/2018	EUR	11,782		14,093	38	(459)
	04/2018	TRY	341		87	1	0
	04/2018		$2,662	BRL	8,800	3	0
	04/2018		13,738	GBP	9,766	0	(37)
	04/2018		1,176	KRW	1,335,818	82	0
	04/2018		354	RUB	20,334	1	0
	05/2018	ARS	2,600		$124	0	(2)
	05/2018	EUR	2,201		2,722	9	0
	05/2018	JPY	1,706,100		15,822	0	(253)
	05/2018	NZD	1,747		1,260	0	(2)
	05/2018		$7,069	CAD	9,124	19	0
	05/2018		15,364	JPY	1,642,600	113	(2)
	05/2018	ZAR	3,733		$316	2	0
	06/2018		$13,041	CNH	82,851	122	0
	07/2018		3,285	COP	9,465,696	89	0
HUS	04/2018	CAD	50,805		$40,175	767	(28)
	04/2018	RUB	139,641		2,444	13	(2)
	04/2018		$960	CAD	1,238	1	0
	04/2018		29,705	GBP	20,892	0	(393)

144	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2018

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2018		$2,441	RUB	139,641	$2	$(13)
	04/2018		249	SEK	2,060	0	(3)
	05/2018	GBP	20,592		$29,315	389	0
	05/2018		$1,068	AUD	1,376	0	(11)
	05/2018		687	BRL	2,262	0	(4)
	05/2018		10,586	CAD	13,515	0	(88)
	05/2018		431	PEN	1,395	1	0
	05/2018		4,607	RUB	267,129	25	0
	06/2018	JPY	380,000		$3,609	22	0
	06/2018		$5,862	CNH	36,762	0	(22)
	06/2018		1,109	IDR	15,309,030	0	0
	08/2018		219	ARS	4,531	0	(10)
	12/2018	EUR	1,805		$2,274	7	0
	12/2018		$2,249	AUD	2,830	0	(72)
	02/2019		1,185		1,490	0	(38)
	03/2019	BRL	1,350		$400	2	0
	03/2019		$400	MXN	7,878	11	0
IND	04/2018	CZK	50,000		$2,329	0	(94)
JPM	04/2018	BRL	23,327		7,018	0	(48)
	04/2018	CAD	8,000		6,193	9	(27)
	04/2018	KRW	4,418,443		4,054	0	(107)
	04/2018		$7,137	BRL	23,326	0	(71)
	04/2018		38,071	CAD	49,005	0	(32)
	04/2018		9,912	DKK	60,025	58	(62)
	04/2018		20,458	EUR	16,659	55	(15)
	04/2018		1,429	KRW	1,610,197	88	0
	05/2018	CAD	49,005		$38,092	32	0
	05/2018	CHF	488		527	15	0
	05/2018	JPY	90,000		846	0	(3)
	05/2018		$397	CAD	500	0	(8)
	06/2018	JPY	570,000		$5,380	2	0
	11/2018	NGN	1,835,783		4,885	8	(3)
MSB	04/2018	BRL	15,900		5,001	184	0
	04/2018	EUR	114,123		141,209	783	0
	04/2018	JPY	3,491,800		32,805	0	(13)
	04/2018	KRW	3,333,615		3,043	0	(97)
	04/2018		$4,784	BRL	15,900	32	0
	05/2018	JPY	2,970,000		$27,729	21	(281)
	06/2018		4,010,000		38,007	152	0
	06/2018		$6,478	RUB	369,763	0	(74)
	07/2018	PLN	6,029		$1,774	10	0
	08/2018		$29	ARS	603	0	(1)
NAB	04/2018	CAD	900		$698	0	(1)
RBC	04/2018	EUR	7,314		8,550	0	(467)
	05/2018	CAD	10,532		8,132	12	(61)
	05/2018		$1,423	AUD	1,820	0	(25)
	05/2018		1,310	CAD	1,648	0	(30)
RYL	05/2018	SEK	275,375		$33,611	500	0
	08/2018		$602	AUD	767	0	(12)
SCX	06/2018	THB	4,767		$150	0	(3)
	06/2018		$7,644	CNH	48,055	0	(9)
	11/2018	NGN	207,205		$549	0	(1)
SOG	04/2018	BRL	6,423		1,989	43	0
	04/2018	PLN	6,029		1,799	38	0
	04/2018		$1,932	BRL	6,423	13	0
	05/2018		3,155	CZK	65,458	21	0
	06/2018	RUB	90,651		$1,556	0	(14)
	08/2018		$33	ARS	679	0	(1)
	12/2018		2,275	EUR	1,805	0	(8)
TOR	04/2018	CAD	700		$543	0	(1)
UAG	04/2018		2,500		1,938	0	(2)
	04/2018	EUR	7,314		8,576	0	(440)
	04/2018	JPY	490,000		4,417	0	(192)
	04/2018		$2,117	DKK	13,310	80	0
	04/2018		248	EUR	200	0	(2)
	04/2018		33,247	JPY	3,491,800	0	(429)
	05/2018	JPY	3,931,800		$37,356	439	(97)
	05/2018		$6,226	TRY	24,387	0	(134)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	145

Schedule of Investments PIMCO Global Bond Fund (U.S. Dollar-Hedged) (Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	06/2018	JPY	2,150,000		$20,344	$58	$(10)
	06/2018		$6,046	CNH	38,654	95	0
	06/2018		6,214	INR	404,927	0	(45)
	06/2018		4,295	KRW	4,546,174	0	(7)

Total Forward Foreign Currency Contracts						$6,336	$(7,804)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Call - OTC USD versus JPY	JPY	120.000	04/17/2020	$	2,730	$50	$12
CBK	Put - OTC GBP versus USD	$	1.315	05/04/2018	GBP	3,874	29	1
DUB	Put - OTC EUR versus USD		1.201	01/22/2019	EUR	3,900	54	43
	Put - OTC EUR versus USD		1.219	02/05/2019		7,040	101	112
	Call - OTC USD versus JPY	JPY	120.000	04/17/2020	$	2,305	42	11
GLM	Call - OTC USD versus JPY		120.000	04/20/2020		3,414	63	16
HUS	Put - OTC AUD versus USD	$	0.735	02/05/2019	AUD	9,000	89	117
	Put - OTC EUR versus USD		1.219	02/05/2019	EUR	986	14	16
	Call - OTC USD versus BRL	BRL	3.375	03/12/2019	$	2,000	107	108
	Put - OTC USD versus BRL		3.375	03/12/2019		2,000	108	96
SOG	Put - OTC EUR versus USD	$	1.185	12/12/2018	EUR	11,700	92	87

							$749	$619

Total Purchased Options							$749	$619

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-30 5-Year Index	Sell	0.850%	05/16/2018		$1,500	$(1)	$(1)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018		1,300	(1)	(1)
BPS	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018		2,500	(4)	(3)
BRC	Put - OTC CDX.IG-30 5-Year Index	Sell	0.950	07/18/2018		1,000	(2)	(1)
	Call - OTC iTraxx Europe 28 5-Year Index	Buy	0.475	04/18/2018	EUR	28,000	(23)	(11)
	Put - OTC iTraxx Europe 28 5-Year Index	Sell	0.700	04/18/2018		28,000	(32)	(5)
CBK	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018		$1,300	(2)	(2)
DUB	Put - OTC CDX.IG-30 5-Year Index	Sell	0.950	07/18/2018		1,200	(2)	(2)
FBF	Put - OTC CDX.IG-29 5-Year Index	Sell	0.800	05/16/2018		2,200	(3)	(1)
GST	Put - OTC CDX.IG-30 5-Year Index	Sell	0.850	06/20/2018		1,500	(2)	(2)
JPM	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018		2,200	(3)	(3)

							$(75)	$(32)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Put - OTC GBP versus USD	$	1.295	05/04/2018	GBP	6,492	$(66)	$(1)
CLY	Call - OTC AUD versus USD		0.796	08/16/2018	AUD	992	(19)	(6)
	Put - OTC AUD versus USD		0.796	08/16/2018		992	(21)	(33)
DUB	Call - OTC EUR versus USD		1.332	01/22/2019	EUR	3,900	(54)	(44)
	Call - OTC EUR versus USD		1.357	02/05/2019		7,040	(102)	(61)
	Put - OTC USD versus CAD	CAD	1.229	04/06/2018	$	6,600	(31)	0
	Call - OTC USD versus TRY	TRY	3.990	04/20/2018		514	(4)	(5)
FBF	Call - OTC AUD versus USD	$	0.796	08/16/2018	AUD	318	(6)	(2)
	Put - OTC AUD versus USD		0.796	08/16/2018		318	(7)	(11)
GLM	Put - OTC AUD versus CAD	CAD	0.961	06/29/2018		4,000	(22)	(13)
	Call - OTC AUD versus CAD		1.024	06/29/2018		4,000	(24)	(9)
	Put - OTC CAD versus JPY	JPY	76.700	06/19/2018	CAD	3,800	(50)	(10)
	Call - OTC USD versus BRL	BRL	3.892	07/02/2018	$	2,600	(250)	(3)

146	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2018

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
	Put - OTC USD versus BRL	BRL	3.892	07/02/2018	$	2,600	$(250)	$(443)
	Put - OTC USD versus KRW	KRW	1,075.000	04/20/2018		511	(10)	(8)
	Call - OTC USD versus TRY	TRY	4.000	04/13/2018		415	(2)	(2)
HUS	Call - OTC AUD versus USD	$	0.825	12/04/2018	AUD	9,000	(117)	(46)
	Call - OTC EUR versus USD		1.357	02/05/2019	EUR	986	(14)	(8)
	Call - OTC USD versus MXN	MXN	19.695	03/12/2019	$	2,000	(108)	(83)
	Put - OTC USD versus MXN		19.695	03/12/2019		2,000	(108)	(139)
JPM	Put - OTC AUD versus CAD	CAD	0.961	06/29/2018	AUD	4,749	(24)	(15)
	Call - OTC AUD versus CAD		1.024	06/29/2018		4,749	(21)	(10)
	Put - OTC USD versus KRW	KRW	1,075.000	04/25/2018	$	19	0	0
MSB	Call - OTC AUD versus USD	$	0.796	08/16/2018	AUD	827	(16)	(5)
	Put - OTC AUD versus USD		0.796	08/16/2018		827	(18)	(28)
	Put - OTC USD versus KRW	KRW	1,075.000	04/25/2018	$	135	(3)	(2)

							$(1,347)	$(987)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020	$500	$(6)	$0

Total Written Options						$(1,428)	$(1,019)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(1)

Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Japan Government International Bond	(1.000)%	Quarterly	06/20/2022	0.174%	$400	$(14)	$0	$0	$(14)
BPS	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.174	3,100	(111)	7	0	(104)
BRC	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.174	2,800	(97)	3	0	(94)
CBK	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.174	800	(28)	1	0	(27)
GST	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.174	2,600	(91)	3	0	(88)

							$(341)	$14	$0	$(327)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
CBK	Shire Acquisitions Investments Ireland DAC	1.000%	Quarterly	12/20/2021	1.116%	EUR	300	$(11)	$10	$0	$(1)

CROSS-CURRENCY SWAPS

Counterparty	Receive	Pay	Payment Frequency	Maturity Date(5)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BPS	Floating rate equal to 3-Month AUD-LIBOR plus 0.362% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	09/26/2027	AUD 4,300	$3,409	$15	$(125)	$0	$(110)
	Floating rate equal to 3-Month AUD-LIBOR plus 0.368% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/05/2027	2,600	2,048	(6)	(47)	0	(53)
DUB	Floating rate equal to 3-Month GBP-LIBOR less 0.055% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/13/2026	GBP 1,400	1,708	(1)	242	241	0

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	147

Schedule of Investments PIMCO Global Bond Fund (U.S. Dollar-Hedged) (Cont.)

Counterparty	Receive	Pay	Payment Frequency	Maturity Date(5)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
MYC	Floating rate equal to 3-Month AUD-LIBOR plus 0.368% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/06/2027	AUD 980	$766	$3	$(17)	$0	$(14)
RYL	Floating rate equal to 3-Month GBP-LIBOR less 0.055% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/13/2026	GBP 1,600	1,952	47	228	275	0

							$58	$281	$516	$(177)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Receive(6)	1-Year ILS-TELBOR	0.370%	Annual	06/20/2020	ILS	28,600	$0	$(9)	$0	$(9)
	Pay(6)	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		6,000	0	33	33	0
BRC	Receive(6)	1-Year ILS-TELBOR	0.374	Annual	06/20/2020		115,900	0	(37)	0	(37)
	Pay(6)	1-Year ILS-TELBOR	1.950	Annual	06/20/2028		25,000	0	107	107	0
DUB	Receive(6)	1-Year ILS-TELBOR	0.414	Annual	06/20/2020		62,400	0	(34)	0	(34)
	Pay(6)	1-Year ILS-TELBOR	2.100	Annual	06/20/2028		13,200	0	109	109	0
GLM	Receive	1-Year ILS-TELBOR	0.270	Annual	03/21/2020		56,600	0	(5)	0	(5)
	Receive(6)	1-Year ILS-TELBOR	0.370	Annual	06/20/2020		58,800	4	(21)	0	(17)
	Pay	1-Year ILS-TELBOR	1.883	Annual	03/21/2028		11,900	0	56	56	0
	Pay(6)	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		12,600	0	70	70	0
HUS	Receive(6)	1-Year ILS-TELBOR	0.370	Annual	06/20/2020		19,800	0	(6)	0	(6)
	Pay(6)	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		4,200	0	23	23	0
JPM	Receive	3-Month KRW-KORIBOR	2.005	Quarterly	07/10/2027	KRW	7,233,600	0	175	175	0
SOG	Receive	3-Month KRW-KORIBOR	2.025	Quarterly	07/10/2027		20,070,100	258	195	453	0

								$262	$ 656	$1,026	$(108)

VOLATILITY SWAPS

Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
DUB	Pay	EUR versus CHF 1-Year ATM Realized Volatility	6.800%	Maturity	06/24/2019	$5	$0	$6	$6	$0
	Pay	EUR versus CHF 1-Year ATM Realized Volatility	6.750	Maturity	06/26/2019	8	0	10	10	0
	Receive	USD versus CHF 1-Year ATM Realized Volatility	9.000	Maturity	06/24/2019	5	0	(6)	0	(6)
	Receive	USD versus CHF 1-Year ATM Realized Volatility	9.000	Maturity	06/26/2019	8	0	(10)	0	(10)

							$0	$0	$16	$(16)

Total Swap Agreements							$(32)	$961	$1,558	$(629)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
AZD	$0	$0	$0	$0	$(19)	$0	$0	$(19)	$(19)	$0	$(19)
BOA	255	12	33	300	(730)	(2)	(23)	(755)	(455)	484	29
BPS	128	0	0	128	(713)	(3)	(267)	(983)	(855)	949	94
BRC	344	0	107	451	(13)	(17)	(131)	(161)	290	0	290
CBK	276	1	0	277	(1,020)	(3)	(28)	(1,051)	(774)	1,168	394

148	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2018

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
CLY	$0	$0	$0	$0	$0	$(39)	$0	$(39)	$(39)	$0	$(39)
DUB	110	166	366	642	(171)	(112)	(50)	(333)	309	(110)	199
FBF	743	0	0	743	(747)	(14)	0	(761)	(18)	75	57
GLM	492	16	126	634	(780)	(488)	(22)	(1,290)	(656)	644	(12)
GST	0	0	0	0	0	(2)	(88)	(90)	(90)	0	(90)
HUS	1,240	337	23	1,600	(684)	(276)	(6)	(966)	634	(790)	(156)
IND	0	0	0	0	(94)	0	0	(94)	(94)	0	(94)
JPM	267	0	175	442	(376)	(28)	0	(404)	38	(100)	(62)
MSB	1,182	0	0	1,182	(466)	(35)	0	(501)	681	209	890
MYC	0	0	0	0	0	0	(14)	(14)	(14)	(33)	(47)
NAB	0	0	0	0	(1)	0	0	(1)	(1)	0	(1)
RBC	12	0	0	12	(583)	0	0	(583)	(571)	556	(15)
RYL	500	0	275	775	(12)	0	0	(12)	763	(770)	(7)
SCX	0	0	0	0	(13)	0	0	(13)	(13)	0	(13)
SOG	115	87	453	655	(23)	0	0	(23)	632	(760)	(128)
TOR	0	0	0	0	(1)	0	0	(1)	(1)	0	(1)
UAG	672	0	0	672	(1,358)	0	0	(1,358)	(686)	721	35

Total Over the Counter	$6,336	$619	$1,558	$8,513	$(7,804)	$(1,019)	$(629)	$(9,452)

(n)	Securities with an aggregate market value of $4,806 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2018.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$7	$7
Futures	0	0	0	0	766	766
Swap Agreements	0	78	0	0	772	850

	$0	$78	$0	$0	$1,545	$1,623

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	149

Schedule of Investments PIMCO Global Bond Fund (U.S. Dollar-Hedged) (Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$6,336	$0	$6,336
Purchased Options	0	0	0	619	0	619
Swap Agreements	0	0	0	532	1,026	1,558

	$0	$0	$0	$7,487	$1,026	$8,513

	$0	$78	$0	$7,487	$2,571	$10,136

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,005	$1,005
Swap Agreements	0	67	0	0	940	1,007

	$0	$67	$0	$0	$1,945	$2,012

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$7,804	$0	$7,804
Written Options	0	32	0	987	0	1,019
Swap Agreements	0	328	0	193	108	629

	$0	$360	$0	$8,984	$108	$9,452

	$0	$427	$0	$8,984	$2,053	$11,464

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$52	$52
Written Options	0	0	0	0	84	84
Futures	0	0	0	0	(4,962)	(4,962)
Swap Agreements	0	(1,100)	0	0	9,122	8,022

	$0	$(1,100)	$0	$0	$4,296	$3,196

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(29,636)	$0	$(29,636)
Purchased Options	0	0	0	(205)	(471)	(676)
Written Options	0	0	0	494	330	824
Swap Agreements	0	(209)	0	15,273	(3)	15,061

	$0	$(209)	$0	$(14,074)	$(144)	$(14,427)

	$0	$(1,309)	$0	$(14,074)	$4,152	$(11,231)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$4	$4
Futures	0	0	0	0	128	128
Swap Agreements	0	(344)	0	0	(5,102)	(5,446)

	$0	$(344)	$0	$0	$(4,970)	$(5,314)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,707)	$0	$(1,707)
Purchased Options	0	0	0	(85)	260	175
Written Options	0	44	0	213	(108)	149
Swap Agreements	0	(40)	0	(1,430)	589	(881)

	$0	$4	$0	$(3,009)	$741	$(2,264)

	$0	$(340)	$0	$(3,009)	$(4,229)	$(7,578)

150	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2018

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$2,696	$0	$2,696
Australia
Corporate Bonds & Notes	0	2,701	0	2,701
Non-Agency Mortgage-Backed Securities	0	1,900	0	1,900
Brazil
Corporate Bonds & Notes	0	5,243	0	5,243
Canada
Corporate Bonds & Notes	0	8,393	0	8,393
Non-Agency Mortgage-Backed Securities	0	1,588	0	1,588
Sovereign Issues	0	21,756	0	21,756
Cayman Islands
Asset-Backed Securities	0	29,723	0	29,723
Corporate Bonds & Notes	0	1,165	0	1,165
China
Corporate Bonds & Notes	0	700	0	700
Curacao
Corporate Bonds & Notes	0	211	0	211
Denmark
Corporate Bonds & Notes	0	33,291	0	33,291
France
Corporate Bonds & Notes	0	13,988	0	13,988
Sovereign Issues	0	12,863	0	12,863
Germany
Corporate Bonds & Notes	0	7,255	0	7,255
Guernsey, Channel Islands
Corporate Bonds & Notes	0	1,003	0	1,003
Hong Kong
Corporate Bonds & Notes	0	1,804	0	1,804
Ireland
Asset-Backed Securities	0	4,190	0	4,190
Corporate Bonds & Notes	0	4,738	0	4,738
Sovereign Issues	0	1,318	0	1,318
Israel
Sovereign Issues	0	1,359	0	1,359
Italy
Corporate Bonds & Notes	0	10,673	0	10,673
Non-Agency Mortgage-Backed Securities	0	772	0	772
Sovereign Issues	0	14,922	0	14,922
Japan
Corporate Bonds & Notes	0	8,781	0	8,781
Sovereign Issues	0	44,704	0	44,704
Kuwait
Sovereign Issues	0	6,286	0	6,286
Luxembourg
Corporate Bonds & Notes	0	4,453	0	4,453
Multinational
Corporate Bonds & Notes	0	1,289	0	1,289
Netherlands
Asset-Backed Securities	0	6,913	0	6,913
Corporate Bonds & Notes	0	13,344	0	13,344
Norway
Corporate Bonds & Notes	0	1,862	0	1,862
Sovereign Issues	0	894	0	894
Poland
Sovereign Issues	0	1,823	0	1,823
Portugal
Corporate Bonds & Notes	0	75	0	75
Qatar
Corporate Bonds & Notes	0	629	0	629
Sovereign Issues	0	310	0	310

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Saudi Arabia
Sovereign Issues	$0	$10,182	$0	$10,182
Singapore
Corporate Bonds & Notes	0	755	0	755
Slovenia
Corporate Bonds & Notes	0	371	0	371
Sovereign Issues	0	9,230	0	9,230
South Korea
Corporate Bonds & Notes	0	682	0	682
Spain
Corporate Bonds & Notes	0	534	0	534
Sovereign Issues	0	31,289	0	31,289
Sweden
Corporate Bonds & Notes	0	41,198	0	41,198
Switzerland
Corporate Bonds & Notes	0	10,012	0	10,012
Sovereign Issues	0	461	0	461
Turkey
Sovereign Issues	0	300	0	300
United Arab Emirates
Corporate Bonds & Notes	0	885	0	885
Sovereign Issues	0	3,060	0	3,060
United Kingdom
Corporate Bonds & Notes	0	50,163	0	50,163
Non-Agency Mortgage-Backed Securities	0	21,180	0	21,180
Sovereign Issues	0	15,175	0	15,175
United States
Asset-Backed Securities	0	47,778	1,400	49,178
Corporate Bonds & Notes	0	89,713	0	89,713
Loan Participations and Assignments	0	2,891	0	2,891
Municipal Bonds & Notes	0	1,753	0	1,753
Non-Agency Mortgage-Backed Securities	0	28,229	0	28,229
U.S. Government Agencies	0	159,103	0	159,103
U.S. Treasury Obligations	0	41,771	0	41,771
Short-Term Instruments
Commercial Paper	0	15,595	0	15,595
Short-Term Notes	0	626	0	626
Argentina Treasury Bills	0	4,432	0	4,432
Czech Republic Treasury Bills	0	2,423	0	2,423
Italy Treasury Bills	0	27,081	0	27,081
Japan Treasury Bills	0	126,058	0	126,058
Nigeria Treasury Bills	0	5,486	0	5,486
U.K. Treasury Bills	0	3,647	0	3,647
U.S. Treasury Bills	0	3,702	0	3,702

	$0	$1,031,380	$1,400	$1,032,780

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$33,176	$0	$0	$33,176

Total Investments	$33,176	$1,031,380	$1,400	$1,065,956

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	766	857	0	1,623
Over the counter	0	8,513	0	8,513

	$766	$9,370	$0	$10,136

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	151

Schedule of Investments PIMCO Global Bond Fund (U.S. Dollar-Hedged) (Cont.)

March 31, 2018

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(1,005)	$(1,007)	$0	$(2,012)
Over the counter	0	(9,452)	0	(9,452)

	$(1,005)	$(10,459)	$0	$(11,464)

Total Financial Derivative Instruments	$(239)	$(1,089)	$0	$(1,328)

Totals	$32,937	$1,030,291	$1,400	$1,064,628

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

152	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

Notes to Financial Statements

March 31, 2018

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class, Class A, Class C and Class R shares of the funds (each a “Fund” and collectively, the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds. The PIMCO Emerging Markets Full Spectrum Bond Fund may invest assets in Institutional Class or Class M shares of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds, or shares of any actively-managed funds of the PIMCO ETF Trust (collectively, “Underlying PIMCO Funds”) and unaffiliated funds, which may or may not be registered under the 1940 Act (collectively, “Acquired Funds”).

On March 23, 2018, PIMCO processed an automatic conversion of all Class D shares of the following Funds into Class A shares of the same Fund: PIMCO Emerging Markets Bond Fund, PIMCO Emerging Markets Currency Fund, PIMCO Foreign Bond Fund (Unhedged), PIMCO Global Advantage® Strategy Bond Fund, and PIMCO Global Bond Fund (Unhedged). Shareholders of Class D of a Fund received Class A shares of equal value to their outstanding shares of Class D as of March 23, 2018. The conversion was tax-free and shareholders did not have to pay any sales charge, fee or other charge in connection with the conversion.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Funds is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. The Funds may invest directly or indirectly through investments in Underlying PIMCO Funds or Acquired Funds, as applicable, in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from

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sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the respective Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders  The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.

Distribution Frequency
Fund Name	Declared	Distributed
PIMCO Emerging Markets Bond Fund	Daily	Monthly
PIMCO Emerging Markets Corporate Bond Fund	Daily	Monthly
PIMCO Emerging Markets Currency Fund	Daily	Monthly
PIMCO Emerging Markets Full Spectrum Bond Fund	Daily	Monthly
PIMCO Foreign Bond Fund (Unhedged)	Daily	Monthly
PIMCO Global Advantage® Strategy Bond Fund	Daily	Monthly
PIMCO Global Bond Fund (Unhedged)	Daily	Monthly
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	Daily	Monthly

Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting.

As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

If a Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund estimates the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is estimated that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include, among others, the treatment of paydowns on mortgage-backed securities purchased at a discount and periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be reported on Form 1099 DIV sent to shareholders for the calendar year.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gain (loss) and/or paid in capital to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements  In March 2016, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2016-05, which provides guidance related to the impact of derivative contract novations on certain relationships under

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Accounting Standards Codification (“ASC”) 815. The ASU is effective for annual periods beginning after December 15, 2016, and interim periods within those annual periods. The Funds have adopted the ASU. The implementation of the ASU did not have an impact on the Funds’ financial statements.

In August 2016, the FASB issued ASU 2016-15 which amends ASC 230 to clarify guidance on the classification of certain cash receipts and cash payments in the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2016, the U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and also change the rules governing the form and content of such financial statements. The compliance date for these amendments was August 1, 2017. Compliance is based on reporting period-end date. Management has adopted these amendments and the changes are incorporated in the financial statements.

In November 2016, the FASB issued ASU 2016-18 which amends ASC 230 to provide guidance on the classification and presentation of changes in restricted cash and restricted cash equivalents on the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In March 2017, the FASB issued ASU 2017-08 which provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Funds have adopted the ASU. The implementation of the ASU did not have an impact on the Funds’ financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of a Fund’s shares is based on the Fund’s NAV. The NAV of a Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to that Fund or class, by the total number of shares outstanding of that Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Fund reserves the right to change the time as of which its respective NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Funds’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Adviser to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. A Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value

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Notes to Financial Statements (Cont.)

based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Fund (or, in each instance in this paragraph, as applicable, an Underlying PIMCO Fund or Acquired Fund) uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in

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an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

∎

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE

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Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the

Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

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4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The PIMCO Emerging Markets Full Spectrum Bond Fund may invest substantially all or a significant portion of its assets in the Underlying PIMCO Funds and may also invest in the Acquired Funds. The Underlying PIMCO Funds are considered to be affiliated with the PIMCO Emerging Markets Full Spectrum Bond Fund. The table below shows the transactions in and earnings from investments in these Underlying PIMCO Funds or Acquired Funds for the period ended March 31, 2018 (amounts in thousands†):

PIMCO Emerging Markets Full Spectrum Bond Fund
Underlying PIMCO Funds	Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2018	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Local Bond Fund	$183,882	$30,535	$(3,295)	$(472)	$22,137	$232,787	$4,020	$0
PIMCO Emerging Markets Bond Fund	97,339	12,581	(7,471)	5	653	103,107	3,603	0
PIMCO Emerging Markets Corporate Bond Fund	82,174	8,149	(5,543)	(277)	7	84,510	3,600	0
PIMCO Short-Term Floating NAV Portfolio III	3,635	44,164	(44,300)	(2)	0	3,497	64	0
Totals	$367,030	$95,429	$(60,609)	$(746)	$22,797	$423,901	$11,287	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders in the Notes to Financial Statements for more information.

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The tables below show the Funds’ transactions in and earnings from investments in an affiliated Fund for the period ended March 31, 2018 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio
Fund Name	Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2018	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Currency Fund	$0	$201,865	$0	$0	$(375)	$201,490	$1,812	$54
PIMCO Foreign Bond Fund (Unhedged)	0	63,018	0	0	(107)	62,911	492	16
PIMCO Global Advantage® Strategy Bond Fund	0	1,845	0	0	(3)	1,842	15	1
PIMCO Global Bond Fund (Unhedged)	0	6,356	(1)	0	(11)	6,344	54	2
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	0	32,829	0	0	(57)	32,772	271	9

Investments in PIMCO Short-Term Floating NAV Portfolio III
Fund Name	Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2018	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Bond Fund	$96,631	$962,263	$(894,100)	$(8)	$11	$164,797	$862	$0
PIMCO Emerging Markets Corporate Bond Fund	1,759	66,534	(65,600)	0	0	2,693	33	0
PIMCO Emerging Markets Currency Fund	451,886	3,691,527	(3,168,100)	(304)	13	975,022	14,527	0
PIMCO Foreign Bond Fund (Unhedged)	26	415,210	(400,200)	(4)	2	15,034	209	0
PIMCO Global Advantage® Strategy Bond Fund	7,312	173,057	(180,300)	0	(1)	68	57	0
PIMCO Global Bond Fund (Unhedged)	27,662	191,062	(212,290)	1	(2)	6,433	61	0
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	1,680	349,835	(351,100)	(11)	0	404	235	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

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(b) Investments in Securities

The Funds (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Delayed-Delivery Transactions  involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, a Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds  are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loan Participations, Assignments and Originations  are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Fund or Funds. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When a Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Funds may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Funds may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. As of March 31, 2018, the Funds had no unfunded loan commitments outstanding.

Mortgage-Related and Other Asset-Backed Securities  directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and

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guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and each Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) a Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches”, with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Payment In-Kind Securities  (“PIKs”) may give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Statements of Assets and Liabilities.

Restricted Investments  are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Funds at March 31, 2018 are disclosed in the Notes to Schedules of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero

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coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

Roll-timing strategies can be used where a Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively.

Separate Trading of Registered Interest and Principal of Securities  (“STRIPS”) are U.S. Treasury fixed income securities in which the principal is separated, or stripped, from the interest and each takes the form of zero coupon securities. A STRIP is sold at a significant discount to face value and offers no interest payments; rather, investors receive payment at maturity. Zero coupon securities do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities.

When-Issued Transactions  are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by a Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below.

(a) Repurchase Agreements  Under the terms of a typical repurchase agreement, a Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by a Fund’s custodian or designated subcustodians under tri-party repurchase agreements and in certain instances will remain in custody with the counterparty. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest

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income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  A sale-buyback financing transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  Short sales are transactions in which a Fund sells a security that it may not own. A Fund may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When a Fund engages in a short sale, it may borrow the security sold short and deliver it to the counterparty. A Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statements of Assets and Liabilities. Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to a Fund. A short sale is “against the box” if a Fund holds in its portfolio or has the right to acquire the security sold short at no additional cost. A Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” A Fund’s loss on a short sale could theoretically be unlimited in cases where a Fund is unable, for whatever reason, to close out its short position.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Funds (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may enter into the financial derivative instruments described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on how and why the Funds use financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Forward Foreign Currency Contracts  may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  are agreements to buy or sell a security or other asset for a set price on a future date. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the

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use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts  may be written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Credit Default Swaptions  may be written or purchased to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection on a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Foreign Currency Options  may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Inflation-Capped Options  may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect a Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Interest Rate-Capped Options  may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing interest rate-capped options is to protect a Fund from floating rate risk above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in interest rate linked products.

Interest Rate Swaptions  may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts  (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Securities  may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

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(d) Swap Agreements  are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gain (loss) on the Statements of Operations.

For purposes of applying a Fund’s investment policies and restrictions, swap agreements are generally valued by a Fund at market value. In the case of a credit default swap, in applying certain of a Fund’s investment policies and restrictions, the Funds will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure value for purposes of a Fund’s credit quality guidelines (if any) because such value in general better reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, a Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in a Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

To the extent a Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements  on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would

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effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Cross-Currency Swap Agreements  are entered into to gain or mitigate exposure to currency risk. Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made

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between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements  may be entered into to help hedge against interest rate risk exposure and to maintain a Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Funds hold may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Volatility Swap Agreements  are also known as forward volatility agreements and volatility swaps and are agreements in which the counterparties agree to make payments in connection with changes in the volatility (i.e., the magnitude of change over a specified period of time) of an underlying referenced instrument, such as a currency, rate, index, security or other financial instrument. Volatility swaps permit the parties to attempt to hedge volatility risk and/or take positions on the projected future volatility of an underlying referenced instrument. For example, a Fund may enter into a volatility swap in order to take the position that the referenced instrument’s volatility will increase over a particular period of time. If the referenced instrument’s volatility does increase over the specified time, the Fund will receive payment from its counterparty based upon the amount by which the referenced instrument’s realized volatility level exceeds a volatility level agreed upon by the parties. If the referenced instrument’s volatility does not increase over the specified time, the Fund will make a payment to the counterparty based upon the amount by which the referenced instrument’s realized volatility level falls below the volatility level agreed upon by the parties. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price volatility of the referenced instrument and the strike multiplied by the notional amount. As a receiver of the realized price volatility, the Fund would receive the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would owe the payoff amount when the volatility is less than the strike. As a payer of the realized price volatility, the Fund would owe the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would receive the payoff amount when the volatility is less than the strike. Payments on a volatility swap will be greater if they are based upon the mathematical square of volatility (i.e., the measured volatility multiplied by itself, which is referred to as “variance”). This type of volatility swap is frequently referred to as a variance swap.

7. PRINCIPAL RISKS

The principal risks of investing in a Fund, which could adversely affect its net asset value, yield and total return, are listed below.

Risks	PIMCO Emerging Markets Bond Fund	PIMCO Emerging Markets Corporate Bond Fund	PIMCO Emerging Markets Currency Fund	PIMCO Emerging Markets Full Spectrum Bond Fund	PIMCO Foreign Bond Fund (Unhedged)	PIMCO Global Advantage® Strategy Bond Fund	PIMCO Global Bond Fund (Unhedged)	PIMCO Global Bond Fund (U.S. Dollar-Hedged)
New/Small Fund	—	—	—	X	—	—	—	—
Allocation	—	—	—	X	—	—	—	—
Acquired Fund	—	—	—	X	—	—	—	—
Interest Rate	X	X	X	X	X	X	X	X
Call	X	X	X	X	X	X	X	X
Credit	X	X	X	X	X	X	X	X
High Yield	X	X	X	X	X	X	X	X
Distressed Company	—	—	—	X	—	—	—	—
Market	X	X	X	X	X	X	X	X

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Notes to Financial Statements (Cont.)

Risks	PIMCO Emerging Markets Bond Fund	PIMCO Emerging Markets Corporate Bond Fund	PIMCO Emerging Markets Currency Fund	PIMCO Emerging Markets Full Spectrum Bond Fund	PIMCO Foreign Bond Fund (Unhedged)	PIMCO Global Advantage® Strategy Bond Fund	PIMCO Global Bond Fund (Unhedged)	PIMCO Global Bond Fund (U.S. Dollar-Hedged)
Issuer	X	X	X	X	X	X	X	X
Liquidity	X	X	X	X	X	X	X	X
Derivatives	X	X	X	X	X	X	X	X
Commodity	—	—	—	X	—	—	—	—
Equity	X	—	X	X	X	X	X	X
Mortgage-Related and Other Asset-Backed Securities	X	X	X	X	X	X	X	X
Foreign (Non-U.S.) Investment	X	X	X	X	X	X	X	X
Real Estate	X	X	X	X	—	—	—	—
Emerging Markets	X	X	X	X	X	X	X	X
Sovereign Debt	X	X	X	X	X	X	X	X
Currency	X	X	X	X	X	X	X	X
Smaller Company	—	—	—	X	—	—	—	—
Leveraging	X	X	X	X	X	X	X	X
Issuer Non-Diversification	—	—	—	—	—	—	X	X
Management	X	X	X	X	X	X	X	X
Short Exposure	X	X	X	X	X	X	X	X
Tax	—	—	—	X	—	—	—	—
Subsidiary	—	—	—	X	—	—	—	—
Value Investing	—	—	—	X	—	—	—	—
Arbitrage	—	—	—	X	—	—	—	—
Convertible Securities	—	—	—	X	—	—	—	—
Exchange-Traded Fund	—	—	—	X	—	—	—	—

The principal risks of investing in a Fund include risks from direct investments and/or, for certain Funds that invest in Acquired Funds or Underlying PIMCO Funds, indirect exposure through investment in such Acquired Funds or Underlying PIMCO Funds. Please see “Description of Principal Risks” in a Fund’s prospectus for a more detailed description of the risks of investing in a Fund.

New/Small Fund Risk  is the risk that a new or smaller Fund’s performance may not represent how a Fund is expected to or may perform in the long term. In addition, new Funds have limited operating histories for investors to evaluate and new and smaller Funds may not attract sufficient assets to achieve investment and trading efficiencies.

Allocation Risk  is the risk that a Fund could lose money as a result of less than optimal or poor asset allocation decisions. A Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

Acquired Fund Risk  is the risk that a Fund’s performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives.

Interest Rate Risk  is the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Call Risk  is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that a Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk  is the risk that a Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

High Yield Risk  is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

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Distressed Company Risk  is the risk that securities of distressed companies may be subject to greater levels of credit, issuer and liquidity risk than a portfolio that does not invest in such securities. Securities of distressed companies include both debt and equity securities. Debt securities of distressed companies are considered predominantly speculative with respect to the issuers’ continuing ability to make principal and interest payments.

Market Risk  is the risk that the value of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk  is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Liquidity Risk  is the risk that a particular investment may be difficult to purchase or sell and that a Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk  is the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a Fund could lose more than the initial amount invested. A Fund’s use of derivatives may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with a Fund’s clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact a Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and a Fund’s performance.

Commodity Risk  is the risk that investing in commodity-linked derivative instruments may subject a Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Equity Risk  is the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Mortgage-Related and Other Asset-Backed Securities Risk  is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk.

Foreign (Non-U.S.) Investment Risk  is the risk that investing in foreign (non-U.S.) securities may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Real Estate Risk  is the risk that a Fund’s investments in Real Estate Investment Trusts (“REITs”) or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund’s investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, privately traded REITs subject a Fund to liquidity and valuation risk.

Emerging Markets Risk  is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk  is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

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Notes to Financial Statements (Cont.)

Currency Risk  is the risk that foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar and affect a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Smaller Company Risk  is the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund’s investments in smaller companies subject it to greater levels of credit, market and issuer risk.

Leveraging Risk  is the risk that certain transactions of a Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing a Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Issuer Non-Diversification Risk  is the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified.”

Management Risk  is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing a Fund. There is no guarantee that the investment objective of a Fund will be achieved.

Short Exposure Risk  is the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to a Fund.

Tax Risk  is the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of a Fund’s taxable income or gains and distributions.

Subsidiary Risk  is the risk that, by investing in certain Underlying PIMCO Funds that invest in a subsidiary (each a “Subsidiary”), a Fund is indirectly exposed to the risks associated with a Subsidiary’s investments. The Subsidiaries are not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of a Subsidiary will be achieved.

Value Investing Risk  is the risk that a value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

Arbitrage Risk  is the risk that securities purchased pursuant to an arbitrage strategy intended to take advantage of a perceived relationship between the value of two securities may not perform as expected.

Convertible Securities Risk  is the risk that arises when convertible securities share both fixed income and equity characteristics. Convertible securities are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk.

Exchange-Traded Fund Risk  is the risk that an exchange-traded fund may not track the performance of the index it is designed to track, market prices of shares of an exchange-traded fund may fluctuate rapidly and materially, or shares of an exchange-traded fund may trade significantly above or below net asset value, any of which may cause losses to a Fund invested in the exchange-traded fund.

8. MASTER NETTING ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intented to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

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Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission (“CFTC”). In the United

States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

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Notes to Financial Statements (Cont.)

The Investment Advisory Fees and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Investment Advisory Fee	Supervisory and Administrative Fee
Fund Name	All Classes	Institutional Class	Class P		Administrative Class		Class A		Class C	Class R
PIMCO Emerging Markets Bond Fund	0.45%	0.38%	0.48%		0.38%		0.50%		0.50%	N/A
PIMCO Emerging Markets Corporate Bond Fund	0.50%	0.40%	0.50%	~	N/A		0.55%	~	N/A	N/A
PIMCO Emerging Markets Currency Fund	0.45%	0.40%	0.50%		0.40%	~	0.55%		0.55%	N/A
PIMCO Emerging Markets Full Spectrum Bond Fund	0.54%	0.40%	0.50%	~	N/A		0.55%	~	N/A	N/A
PIMCO Foreign Bond Fund (Unhedged)	0.25%	0.25%	0.35%		0.25%		0.40%		0.40%	N/A
PIMCO Global Advantage® Strategy Bond Fund	0.35%	0.30%	0.40%		N/A		0.45%		0.45%	0.45%	~
PIMCO Global Bond Fund (Unhedged)	0.25%	0.30%	0.40%	~	0.30%		0.45%		N/A	N/A
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	0.25%	0.30%	0.40%		0.30%		0.40%		0.40%	N/A

~	This share class was liquidated during the reporting period.

(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of each Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, a Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits a Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A
All Funds	—	0.25%
Class C
All Funds	0.75%	0.25%

	Allowable Rate
	Distribution Fee	Servicing Fee
Class R
All Funds	0.25%	0.25%

	Distribution and/or Servicing Fee
Administrative Class
All Funds	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund. For the period ended March 31, 2018, the Distributor retained $8,573,595 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) taxes and governmental fees; (ii) brokerage fees and commissions and other portfolio transaction expenses; (iii) the costs of borrowing money, including interest expense; (iv) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (v) extraordinary expense, including costs of litigation and indemnification expenses; (vi) organizational expenses; and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

172	PIMCO INTERNATIONAL BOND FUNDS

March 31, 2018

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $152,300, plus $15,750 for each Board meeting attended in person, $775 ($2,025 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each Board meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $18,000 and each other committee chair receives an additional annual retainer of $4,500. Each Trustee, other than the Trustees affiliated with PIMCO, or its affiliates, receives $775 for each Valuation Oversight Committee meeting attended. In addition, the Valuation Oversight Committee co-leads together receive an additional retainer of $11,500, which amount is divided evenly among the co-leads so that each individually receives an additional annual retainer of $5,750. The Lead Independent Trustee receives an annual retainer of $13,000.

These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets except PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed to waive a portion of the Funds’ Supervisory and Administrative Fee, or reimburse each Fund, to the extent that each Fund’s organizational expenses and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of each Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Under certain conditions, PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. At March 31, 2018, there were no recoverable amounts.

(f) Acquired Fund Fees and Expenses  The Underlying PIMCO Fund Expenses that are used for purposes of implementing the expense reduction described above are calculated using the advisory and supervisory and administrative fees for each Underlying PIMCO Fund over the total assets invested in Underlying PIMCO Funds. Underlying PIMCO Fund expenses for the Fund will vary with changes in the expenses of the Underlying PIMCO Funds, as well as the allocation of a Fund’s assets.

PIMCO has contractually agreed, through July 31, 2018, to waive first, the Investment Advisory Fee and, second, to the extent necessary, the Supervisory and Administrative Fee it receives from the PIMCO Emerging Markets Full Spectrum Fund in an amount equal to the expenses attributable to Investment Advisory and Supervisory and Administrative

Fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with the Fund’s investments in Underlying PIMCO Funds, to the extent the Fund’s advisory fee or advisory fee and supervisory and administrative fee taken together are greater than or equal to the advisory fees and supervisory and administrative fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days’ notice prior to the end of the contract term. The waiver is reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended March 31, 2018, the amount waived was $3,434,119.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended March 31, 2018, the Funds below engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act (amounts in thousands†):

Fund Name	Purchases	Sales
PIMCO Emerging Markets Bond Fund	$5,048	$67,573
PIMCO Emerging Markets Corporate Bond Fund	3,067	2,255
PIMCO Emerging Markets Currency Fund	427,245	33,101
PIMCO Foreign Bond Fund (Unhedged)	26,212	13,338
PIMCO Global Advantage® Strategy Bond Fund	5,135	28,440
PIMCO Global Bond Fund (Unhedged)	4,141	15,125
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	13,916	4,790

†	A zero balance may reflect actual amounts rounding to less than one thousand.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

ANNUAL REPORT	MARCH 31, 2018	173

Notes to Financial Statements (Cont.)

12. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The transaction costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2018, were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
PIMCO Emerging Markets Bond Fund	$0	$26,490	$640,578	$499,901
PIMCO Emerging Markets Corporate Bond Fund	5,750	5,883	123,555	106,632
PIMCO Emerging Markets Currency Fund	39,062	99,840	1,237,128	1,400,569
PIMCO Emerging Markets Full Spectrum Bond Fund	0	0	61,352	16,309
PIMCO Foreign Bond Fund (Unhedged)	1,593,362	1,473,103	477,854	416,532
PIMCO Global Advantage® Strategy Bond Fund	1,192,478	1,145,867	167,822	213,400
PIMCO Global Bond Fund (Unhedged)	1,155,399	1,165,340	130,554	158,425
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	2,285,721	2,235,057	330,630	238,631

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO Emerging Markets Bond Fund						PIMCO Emerging Markets Corporate Bond Fund
	Year Ended 03/31/2018				Year Ended 03/31/2017		Year Ended 03/31/2018				Year Ended 03/31/2017
	Shares		Amount		Shares	Amount	Shares		Amount		Shares		Amount
Receipts for shares sold
Institutional Class	40,726		$430,151		82,489	$852,512	1,499		$16,008		2,334		$23,945
Class P	3,963		41,899		3,067	31,478	10	(a)	102	(a)	9		97
Administrative Class	114		1,207		318	3,267	0		0		0		0
Class D	4,789		50,617		5,272	54,171	0		0		13	(c)	146	(c)
Class A	21,310	(b)	222,015	(b)	6,483	66,392	24	(a)	265	(a)	49		505
Class C	493		5,228		424	4,354	3	(d)	30	(d)	16		154
Class R	0		0		0	0	0		0		0		0
Issued as reinvestment of distributions
Institutional Class	5,212		55,143		5,060	51,887	525		5,614		584		6,018
Class P	430		4,550		526	5,388	2	(a)	21	(a)	3		29
Administrative Class	19		204		25	260	0		0		0		0
Class D	565		5,989		755	7,734	0		0		1	(c)	5	(c)
Class A	634		6,708		766	7,839	3	(a)	29	(a)	4		39
Class C	144		1,521		268	2,738	0	(d)	3	(d)	1		15
Class R	0		0		0	0	0		0		0		0
Cost of shares redeemed
Institutional Class	(32,742)		(345,191)		(59,719)	(610,235)	(1,680)		(17,926)		(4,159)		(42,624)
Class P	(3,998)		(42,215)		(4,329)	(44,105)	(70	)(a)	(753	)(a)	(18)		(183)
Administrative Class	(155)		(1,638)		(381)	(3,846)	0		0		0		0
Class D	(19,722	)(b)	(204,988	)(b)	(5,647)	(57,572)	0		0		(26	)(c)	(273	)(c)
Class A	(10,324)		(109,229)		(9,288)	(94,657)	(120	)(a)	(1,299	)(a)	(56)		(577)
Class C	(2,899)		(30,496)		(1,724)	(17,592)	(50	)(d)	(530	)(d)	(11)		(111)
Class R	0		0		0	0	0		0		0		0
Net increase (decrease) resulting from Fund share transactions	8,559		$91,475		24,365	$260,013	146		$1,564		(1,256)		$(12,815)

174	PIMCO INTERNATIONAL BOND FUNDS

March 31, 2018

	PIMCO Emerging Markets Currency Fund						PIMCO Emerging Markets Full Spectrum Bond Fund
	Year Ended 03/31/2018				Year Ended 03/31/2017		Year Ended 03/31/2018				Year Ended 03/31/2017
	Shares		Amount		Shares	Amount	Shares		Amount		Shares		Amount
Receipts for shares sold
Institutional Class	9,308		$87,193		86,547	$751,020	8,085		$63,221		9,191		$68,122
Class P	422		4,007		294	2,583	225	(a)	1,740	(a)	83		623
Administrative Class	2	(e)	13	(e)	62	547	0		0		0		0
Class D	560		5,302		168	1,475	0		0		39	(c)	284	(c)
Class A	2,419	(f)	22,803	(f)	170	1,500	485	(a)	3,729	(a)	9		61
Class C	18		173		31	273	5	(d)	43	(d)	44		328
Class R	0		0		0	0	0		0		0		0
Issued as reinvestment of distributions
Institutional Class	13,061		122,376		12,018	105,951	2,658		20,782		2,407		18,053
Class P	13		117		13	116	11	(a)	89	(a)	23		170
Administrative Class	0	(e)	3	(e)	12	109	0		0		0		0
Class D	35		325		42	373	0		0		8	(c)	61	(c)
Class A	38		357		40	350	7	(a)	56	(a)	9		70
Class C	8		71		13	119	1	(d)	4	(d)	2		18
Class R	0		0		0	0	0		0		0		0
Cost of shares redeemed
Institutional Class	(34,970)		(326,703)		(103,694)	(906,280)	(4,635)		(36,141)		(10,585)		(78,676)
Class P	(230)		(2,147)		(301)	(2,649)	(440	)(a)	(3,502	)(a)	(450)		(3,290)
Administrative Class	(17	)(e)	(163	)(e)	(602)	(5,247)	0		0		0		0
Class D	(2,162	)(f)	(20,536	)(f)	(518)	(4,535)	0		0		(303	)(c)	(2,218	)(c)
Class A	(929)		(8,666)		(932)	(8,204)	(635	)(a)	(5,041	)(a)	(70)		(523)
Class C	(372)		(3,420)		(313)	(2,751)	(60	)(d)	(469	)(d)	(36)		(265)
Class R	0		0		0	0	0		0		0		0
Net increase (decrease) resulting from Fund share transactions	(12,796)		$(118,895)		(6,950)	$(65,250)	5,707		$44,511		371		$2,818

ANNUAL REPORT	MARCH 31, 2018	175

Notes to Financial Statements (Cont.)

	PIMCO Foreign Bond Fund (Unhedged)						PIMCO Global Advantage® Strategy Bond Fund
	Year Ended 03/31/2018				Year Ended 03/31/2017		Year Ended 03/31/2018				Year Ended 03/31/2017
	Shares		Amount		Shares	Amount	Shares		Amount		Shares	Amount
Receipts for shares sold
Institutional Class	30,384		$304,631		21,335	$206,209	10,909		$117,011		19,399	$198,677
Class P	20,384		205,529		3,873	37,086	46		486		112	1,142
Administrative Class	5,365		53,381		3,031	29,495	0		0		0	0
Class D	6,391		63,921		16,598	164,270	13		138		84	866
Class A	24,094	(g)	249,260	(g)	1,746	16,897	488	(h)	5,268	(h)	110	1,115
Class C	134		1,348		148	1,447	6		68		11	102
Class R	0		0		0	0	6	(i)	72	(i)	12	127
Issued as reinvestment of distributions
Institutional Class	798		8,013		1,074	10,460	783		8,400		1,404	14,401
Class P	204		2,067		112	1,091	5		50		6	57
Administrative Class	80		802		39	376	0		0		0	0
Class D	278		2,757		548	5,326	5		52		9	93
Class A	75		757		114	1,113	10		107		19	191
Class C	3		34		15	146	3		34		6	61
Class R	0		0		0	0	3	(i)	27	(i)	5	49
Cost of shares redeemed
Institutional Class	(18,851)		(188,590)		(35,608)	(345,497)	(15,416)		(164,930)		(67,436)	(689,011)
Class P	(3,999)		(40,236)		(4,558)	(43,886)	(99)		(1,058)		(193)	(1,962)
Administrative Class	(1,345)		(13,561)		(1,469)	(14,219)	0		0		0	0
Class D	(45,752	)(g)	(466,229	)(g)	(13,111)	(126,937)	(402	)(h)	(4,338	)(h)	(363)	(3,698)
Class A	(3,158)		(31,768)		(4,517)	(43,535)	(382)		(4,087)		(721)	(7,385)
Class C	(1,050)		(10,200)		(832)	(8,020)	(164)		(1,751)		(261)	(2,686)
Class R	0		0		0	0	(289	)(i)	(3,137	)(i)	(109)	(1,127)
Net increase (decrease) resulting from Fund share transactions	14,035		$141,916		(11,462)	$(108,178)	(4,475)		$(47,588)		(47,906)	$(488,988)

176	PIMCO INTERNATIONAL BOND FUNDS

March 31, 2018

PIMCO Global Bond Fund (Unhedged)						PIMCO Global Bond Fund (U.S. Dollar-Hedged)
Year Ended 03/31/2018				Year Ended 03/31/2017		Year Ended 03/31/2018		Year Ended 03/31/2017
Shares		Amount		Shares	Amount	Shares	Amount	Shares	Amount

7,467		$71,262		6,087	$56,305	24,652	$254,319	16,422	$168,302
255	(k)	2,422	(k)	95	865	3,738	38,530	4,234	43,228
1,259		11,999		1,851	17,240	205	2,122	433	4,405
784		7,397		427	3,950	0	0	0	0
1,615	(j)	15,615	(j)	0	0	4,255	43,894	3,505	35,790
0		0		0	0	210	2,176	582	5,969
0		0		0	0	0	0	0	0

439		4,191		654	6,077	1,920	19,800	1,255	12,765
2	(k)	21	(k)	2	18	170	1,756	108	1,095
192		1,832		241	2,239	26	269	19	192
24		229		30	278	0	0	0	0
1		6		0	0	202	2,080	155	1,577
0		0		0	0	32	331	32	325
0		0		0	0	0	0	0	0

(16,249)		(153,779)		(19,147)	(175,527)	(11,727)	(120,726)	(10,850)	(110,742)
(362	)(k)	(3,495	)(k)	(74)	(676)	(4,159)	(42,888)	(2,202)	(22,478)
(2,677)		(25,500)		(3,542)	(32,598)	(481)	(4,943)	(313)	(3,207)
(2,379	)(j)	(22,890	)(j)	(903)	(8,333)	0	0	0	0
(11)		(97)		0	0	(5,392)	(55,790)	(2,934)	(30,002)
0		0		0	0	(944)	(9,701)	(999)	(10,180)
0		0		0	0	0	0	0	0
(9,640)		$(90,787)		(14,279)	$(130,162)	12,707	$131,229	9,447	$97,039

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Class A and Class P Shares liquidated at the close of business on January 31, 2018.
(b)	On March 23, 2018, 12,427 Class D shares in the amount of $128,110 converted into Class A shares of the Fund.
(c)	Class D Shares liquidated at the close of business on January 13, 2017.
(d)	Class C Shares liquidated at the close of business on July 28, 2017.
(e)	Administrative Class Shares liquidated at the close of business on January 31, 2018.
(f)	On March 23, 2018, 1,313 Class D shares in the amount of $12,552 converted into Class A shares of the Fund.
(g)	On March 23, 2018, 20,364 Class D shares in the amount of $212,173 converted into Class A shares of the Fund.
(h)	On March 23, 2018, 318 Class D shares in the amount of $3,437 converted into Class A shares of the Fund.
(i)	Class R Shares liquidated at the close of business on January 31, 2018.
(j)	On March 23, 2018, 1,609 Class D shares in the amount of $15,559 converted into Class A shares of the Fund.
(k)	Class P Shares liquidated at the close of business on January 31, 2018.

The following table discloses the number of shareholders that own 10% or more of the outstanding shares of a Fund along with their respective percent ownership, if any, for the period ended March 31, 2018. Some of these shareholders may be considered related parties, which may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

	Shareholders that own 10% or more of outstanding shares		Total percentage of portfolio held by shareholders that own 10% or more of outstanding shares
	Non-Related Parties	Related Parties	Non-Related Parties	Related Parties
PIMCO Emerging Markets Bond Fund	1	0	12%	0%
PIMCO Emerging Markets Corporate Bond Fund	0	2	0%	72%
PIMCO Emerging Markets Currency Fund	0	2	0%	92%
PIMCO Emerging Markets Full Spectrum Bond Fund	2	0	31%	0%
PIMCO Global Advantage® Strategy Bond Fund	2	0	40%	0%
PIMCO Global Bond Fund (Unhedged)	1	0	25%	0%

ANNUAL REPORT	MARCH 31, 2018	177

Notes to Financial Statements (Cont.)

14. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of March 31, 2018, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

As of March 31, 2018, the components of distributable taxable earnings are as follows (amounts in thousands†):

	Undistributed Ordinary Income(1)	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(2)	Other Book-to-Tax Accounting Differences(3)	Accumulated Capital Losses(4)	Qualified Late-Year Loss Deferral - Capital(5)	Qualified Late-Year Loss Deferral - Ordinary(6)
PIMCO Emerging Markets Bond Fund	$0	$0	$(61,483)	$(1,123)	$(220,983)	$0	$(2,233)
PIMCO Emerging Markets Corporate Bond Fund	182	0	(18,496)	(62)	(52,205)	0	0
PIMCO Emerging Markets Currency Fund	343,537	0	(43,012)	(56)	(584,177)	0	0
PIMCO Emerging Markets Full Spectrum Bond Fund	0	0	(17,456)	(27)	(43,986)	0	0
PIMCO Foreign Bond Fund (Unhedged)	42,568	6,491	(12,742)	(227)	0	0	0
PIMCO Global Advantage® Strategy Bond Fund	0	0	1,569	(20)	(17,169)	0	0
PIMCO Global Bond Fund (Unhedged)	9,882	860	(2,311)	(11)	0	0	0
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	0	0	4,201	(174)	0	(6,831)	(5,366)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Includes undistributed short-term capital gains, if any.
(2)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options and forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on swap contracts, treasury inflation protected securities (TIPS), sale/buyback transactions, convertible preferred securities, passive foreign investment companies (PFICs), straddle loss deferrals, and Lehman securities.

(3)

Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for distributions payable at fiscal year-end and organizational costs.

(4)	Capital losses available to offset future net capital gains expire in varying amounts as shown below.
(5)	Capital losses realized during the period November 1, 2017 through March 31, 2018 which the Funds elected to defer to the following taxable year pursuant to income tax regulations.
(6)	Specified losses realized during the period November 1, 2017 through March 31, 2018 which the Funds elected to defer to the following taxable year pursuant to income tax regulations.

Under the Regulated Investment Company Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

178	PIMCO INTERNATIONAL BOND FUNDS

March 31, 2018

As of March 31, 2018, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):(7)

	Short-Term	Long-Term
PIMCO Emerging Markets Bond Fund	$0	$220,983
PIMCO Emerging Markets Corporate Bond Fund*	19,667	32,538
PIMCO Emerging Markets Currency Fund	344,465	239,712
PIMCO Emerging Markets Full Spectrum Bond Fund	1,093	42,893
PIMCO Foreign Bond Fund (Unhedged)	0	0
PIMCO Global Advantage® Strategy Bond Fund	16,988	181
PIMCO Global Bond Fund (Unhedged)	0	0
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)	*Portion of amount represents realized loss and recognized built-in loss under IRC 382-83, which is carried forward to future years to offset future realized gain subject to certain limitations.

As of March 31, 2018, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(8)
PIMCO Emerging Markets Bond Fund	$2,047,373	$68,697	$(130,263)	$(61,566)
PIMCO Emerging Markets Corporate Bond Fund	170,536	3,584	(22,086)	(18,502)
PIMCO Emerging Markets Currency Fund	4,196,684	80,641	(124,333)	(43,692)
PIMCO Emerging Markets Full Spectrum Bond Fund	441,904	12,539	(29,996)	(17,457)
PIMCO Foreign Bond Fund (Unhedged)	1,644,279	117,004	(127,709)	(10,705)
PIMCO Global Advantage® Strategy Bond Fund	552,636	23,015	(20,800)	2,215
PIMCO Global Bond Fund (Unhedged)	427,441	27,066	(28,726)	(1,660)
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	1,062,916	30,280	(24,942)	5,338

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)

Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) on investments are attributable to open wash sale loss deferrals, treasury inflation protected securities (TIPS), sale/buyback transactions, passive foreign investment companies (PFICs), convertible preferred securities, unrealized gain or loss on certain futures, options and forward contracts, realized and unrealized gain (loss) swap contracts, straddle loss deferrals, and Lehman securities.

For the fiscal years ended March 31, 2018 and March 31, 2017, respectively, the Funds made the following tax basis distributions (amounts in thousands†):

	March 31, 2018			March 31, 2017
	Ordinary Income Distributions(9)	Long-Term Capital Gain Distributions	Return of Capital(10)	Ordinary Income Distributions(9)	Long-Term Capital Gain Distributions	Return of Capital(10)
PIMCO Emerging Markets Bond Fund	$90,370	$0	$0	$74,720	$0	$21,406
PIMCO Emerging Markets Corporate Bond Fund	6,271	0	0	6,795	0	0
PIMCO Emerging Markets Currency Fund	123,777	0	0	107,408	0	0
PIMCO Emerging Markets Full Spectrum Bond Fund	17,174	0	4,003	18,732	0	0
PIMCO Foreign Bond Fund (Unhedged)	16,802	0	0	10,606	2,561	8,069
PIMCO Global Advantage® Strategy Bond Fund	3,918	189	4,664	1,362	0	13,693
PIMCO Global Bond Fund (Unhedged)	6,847	0	0	10,377	0	0
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	20,861	5,470	0	17,455	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(9)	Includes short-term capital gains distributed, if any.
(10)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

16. SUBSEQUENT EVENTS

On February 13, 2018, the Board approved a proposal to change the name of Class P for all Funds of the Trust that offer such class to I-2. The name change occurred on April 27, 2018.

ANNUAL REPORT	MARCH 31, 2018	179

Notes to Financial Statements (Cont.)

March 31, 2018

On May 15, 2018, the Board approved a proposal to change the name of certain Funds as indicated in the table below. The name changes are expected to be effective on July 30, 2018.

Current Fund Name	New Fund Name
PIMCO Emerging Markets Currency Fund	PIMCO Emerging Markets Currency and Short-Term Investments Fund
PIMCO Foreign Bond Fund (Unhedged)	PIMCO International Bond Fund (Unhedged)
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)
PIMCO Global Bond Fund (Unhedged)	PIMCO Global Bond Opportunities Fund (Unhedged)

There were no other subsequent events identified that require recognition or disclosure.

180	PIMCO INTERNATIONAL BOND FUNDS

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Funds and Shareholders of PIMCO Emerging Markets Bond Fund, PIMCO Emerging Markets Corporate Bond Fund, PIMCO Emerging Markets Currency Fund, PIMCO Emerging Markets Full Spectrum Bond Fund, PIMCO Foreign Bond Fund (Unhedged), PIMCO Global Advantage® Strategy Bond Fund, PIMCO Global Bond Fund (Unhedged) and PIMCO Global Bond Fund (U.S. Dollar-Hedged)

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of PIMCO Emerging Markets Bond Fund, PIMCO Emerging Markets Corporate Bond Fund, PIMCO Emerging Markets Currency Fund, PIMCO Emerging Markets Full Spectrum Bond Fund, PIMCO Foreign Bond Fund (Unhedged), PIMCO Global Advantage® Strategy Bond Fund, PIMCO Global Bond Fund (Unhedged) and PIMCO Global Bond Fund (U.S. Dollar-Hedged) (eight of the funds constituting PIMCO Funds, hereafter collectively referred to as the “Funds”) as of March 31, 2018, the related statements of operations for the year ended March 31, 2018, the statements of changes in net assets for each of the two years in the period ended March 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2018 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Kansas City, Missouri

May 24, 2018

We have served as the auditor of one or more investment companies in PIMCO Funds since 1987.

ANNUAL REPORT	MARCH 31, 2018	181

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FAR	Wells Fargo Bank National Association	MSB	Morgan Stanley Bank, N.A
BCY	Barclays Capital, Inc.	FBF	Credit Suisse International	MYC	Morgan Stanley Capital Services, Inc.
BOA	Bank of America N.A.	FICC	Fixed Income Clearing Corporation	NAB	National Australia Bank Ltd.
BOM	Bank of Montreal	GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.
BOS	Banc of America Securities LLC	GRE	RBS Securities, Inc.	NOM	Nomura Securities International Inc.
BPG	BNP Paribas Securities Corp.	GST	Goldman Sachs International	RBC	Royal Bank of Canada
BPS	BNP Paribas S.A.	HUS	HSBC Bank USA N.A.	RYL	Royal Bank of Scotland Group PLC
BRC	Barclays Bank PLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	SCX	Standard Chartered Bank
CBK	Citibank N.A.	JML	JP Morgan Securities Plc	SOG	Societe Generale
CLY	Crédit Agricole Corporate and Investment Bank	JPM	JP Morgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.
DOP	Dominican Peso	JPS	JP Morgan Securities, Inc.	TOR	Toronto Dominion Bank
DUB	Deutsche Bank AG	MEI	Merrill Lynch International	UAG	UBS AG Stamford

Currency Abbreviations:
ARS	Argentine Peso	GBP	British Pound	PEN	Peruvian New Sol
AUD	Australian Dollar	HKD	Hong Kong Dollar	PHP	Philippine Peso
BRL	Brazilian Real	HUF	Hungarian Forint	PLN	Polish Zloty
CAD	Canadian Dollar	IDR	Indonesian Rupiah	RON	Romanian New Leu
CHF	Swiss Franc	ILS	Israeli Shekel	RUB	Russian Ruble
CLP	Chilean Peso	INR	Indian Rupee	SEK	Swedish Krona
CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	SGD	Singapore Dollar
CNY	Chinese Renminbi (Mainland)	KRW	South Korean Won	THB	Thai Baht
COP	Colombian Peso	MXN	Mexican Peso	TRY	Turkish New Lira
CZK	Czech Koruna	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
DKK	Danish Krone	NGN	Nigerian Naira	USD (or $)	United States Dollar
EGP	Egyptian Pound	NOK	Norwegian Krone	ZAR	South African Rand
EUR	Euro	NZD	New Zealand Dollar

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:
12MTA	12 Month Treasury Average	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	LIBOR12M	12 Month USD-LIBOR
BADLARPP	Argentina Badlar Floating Rate Notes	EUR003M	3 Month EUR Swap Rate	PRIB06M	6 Month Czech Interbank Offer Rate
BBSW1M	1 Month Bank Bill Swap Rate	EUR006M	6 Month EUR Swap Rate	T1Y	1 Year Treasury
BP0003M	3 Month GBP-LIBOR	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	US0001M	1 Month USD Swap Rate
CDX.EM	Credit Derivatives Index - Emerging Markets	IBR	Indicador Bancario de Referencia	US0003M	3 Month USD Swap Rate
CDX.HY	Credit Derivatives Index - High Yield	LIBOR01M	1 Month USD-LIBOR	US0006M	6 Month USD Swap Rate
CDX.IG	Credit Derivatives Index - Investment Grade	LIBOR03M	3 Month USD-LIBOR	US0012M	12 Month USD Swap Rate
COF 11	Cost of Funds - 11th District of San Francisco

Other Abbreviations:
ABS	Asset-Backed Security	DAC	Designated Activity Company	OIS	Overnight Index Swap
AID	Agency International Development	EURIBOR	Euro Interbank Offered Rate	PIK	Payment-in-Kind
ALT	Alternate Loan Trust	FDIC	Federal Deposit Insurance Corp.	REMIC	Real Estate Mortgage Investment Conduit
ATM	At-the-money	JIBAR	Johannesburg Interbank Agreed Rate	TBA	To-Be-Announced
BABs	Build America Bonds	JSC	Joint Stock Company	TBD	To-Be-Determined
BBR	Bank Bill Rate	KORIBOR	Korea Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles
BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate	TELBOR	Tel Aviv Inter-Bank Offered Rate
BTP	Buoni del Tesoro Poliennali	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	THBFIX	Thai Baht Floating-Rate Fix
CDI	Brazil Interbank Deposit Rate	NCUA	National Credit Union Administration	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
CLO	Collateralized Loan Obligation	OAT	Obligations Assimilables du Trésor	WIBOR	Warsaw Interbank Offered Rate

182	PIMCO INTERNATIONAL BOND FUNDS

Federal Income Tax Information

(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Funds’ fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction.  Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Funds’ dividend distribution that qualifies under tax law. The percentage of the following Funds’ Fiscal 2018 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below:

Qualified Dividend Income.  Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentage of ordinary dividends paid during the fiscal year ended March 31, 2018 was designated as ‘qualified dividend income’ as defined in the Act subject to reduced tax rates in 2018:

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only).  Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2018 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2018 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s† )	Qualified Short-Term Capital Gain (000s†)
PIMCO Emerging Markets Bond Fund	0.00%	0.00%	$2,532	$0
PIMCO Emerging Markets Corporate Bond Fund	0.00%	0.00%	773	0
PIMCO Emerging Markets Currency Fund	0.00%	0.00%	10,224	0
PIMCO Emerging Markets Full Spectrum Bond Fund	0.00%	0.00%	3	0
PIMCO Foreign Bond Fund (Unhedged)	0.00%	0.00%	16,802	0
PIMCO Global Advantage® Strategy Bond Fund	0.00%	0.00%	4,108	0
PIMCO Global Bond Fund (Unhedged)	0.00%	0.00%	5,435	0
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	0.00%	0.00%	15,331	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2019, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2018.

ANNUAL REPORT	MARCH 31, 2018	183

Management of the Trust

The charts below identify the Trustees and executive officers of the Trust. Unless otherwise indicated, the address of all persons below is 650 Newport Center Drive, Newport Beach, CA 92660.

The Funds’ Statement of Additional Information includes more information about the Trustees and Officers. To request a free copy, call PIMCO at (888) 87-PIMCO or visit the Funds’ website at www.pimco.com.

Name, Year of Birth and Position Held with Trust*	Term of Office and Length of Time Served†	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Public Company and Investment Company Directorships Held by Trustee During the Past 5 Years

Interested Trustees[1]

Brent R. Harris (1959) Chairman of the Board and Trustee	02/1992 to present	Managing Director, PIMCO. Formerly, member of Executive Committee, PIMCO.	162	Chairman and Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT; Director, StocksPLUS® Management, Inc; and member of Board of Governors, Investment Company Institute.

Peter G. Strelow (1970) Trustee	05/2017 to present	Managing Director and Co-Chief Operating Officer, PIMCO. Formerly, Chief Administrative Officer, PIMCO.	141	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust.

Independent Trustees

George E. Borst (1948) Trustee	04/2015 to present	Executive Advisor, McKinsey & Company (since 10/14); Formerly, Executive Advisor, Toyota Financial Services (10/13-12/14); and CEO, Toyota Financial Services (1/01-9/13).	141	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust; Director, MarineMax Inc.

Jennifer Holden Dunbar (1963) Trustee	04/2015 to present	Managing Director, Dunbar Partners, LLC (business consulting and investments). Formerly, Partner, Leonard Green & Partners, L.P.	162	Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT; Director, PS Business Parks; Director, Big 5 Sporting Goods Corporation.

Kym M. Hubbard (1957) Trustee	02/2017 to present	Formerly, Global Head of Investments, Chief Investment Officer and Treasurer, Ernst & Young.	141	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust; Director, State Auto Financial Corporation.

Gary F. Kennedy (1955) Trustee	04/2015 to present	Formerly, Senior Vice President, General Counsel and Chief Compliance Officer, American Airlines and AMR Corporation (now American Airlines Group) (1/03-1/14).	141	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust.

Peter B. McCarthy (1950) Trustee	04/2015 to present	Formerly, Assistant Secretary and Chief Financial Officer, United States Department of Treasury; Deputy Managing Director, Institute of International Finance.	162	Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.

Ronald C. Parker (1951) Lead Independent Trustee	07/2009 to present Lead Independent Trustee - 02/2017 to present	Director of Roseburg Forest Products Company. Formerly, Chairman of the Board, The Ford Family Foundation; and President, Chief Executive Officer, Hampton Affiliates (forestry products).	162	Lead Independent Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust; Trustee, PIMCO Equity Series and PIMCO Equity Series VIT.

*	Unless otherwise noted, the information for the individuals listed is as of March 31, 2018.
[1]	Mr. Harris and Mr. Strelow are “interested persons” of the Trust (as that term is defined in the 1940 Act) because of their affiliations with PIMCO.
†	Trustees serve until their successors are duly elected and qualified.

184	PIMCO INTERNATIONAL BOND FUNDS

(Unaudited)

Executive Officers

Name, Year of Birth and Position Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years*

Peter G. Strelow (1970) President	01/2015 to present Senior Vice President 11/2013 to 01/2015 Vice President 05/2008 to 11/2013	Managing Director and Co-Chief Operating Officer, PIMCO. President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Chief Administrative Officer, PIMCO.

David C. Flattum (1964) Chief Legal Officer	11/2006 to present	Managing Director and General Counsel, PIMCO. Chief Legal Officer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Formerly, Managing Director, Chief Operating Officer and General Counsel, Allianz Asset Management of America L.P.

Jennifer E. Durham (1970) Chief Compliance Officer	07/2004 to present	Managing Director and Chief Compliance Officer, PIMCO. Chief Compliance Officer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.

Brent R. Harris (1959) Senior Vice President	01/2015 to present President 03/2009 to 01/2015	Managing Director, PIMCO. Senior Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Formerly, member of Executive Committee, PIMCO.

Joshua D. Ratner (1976)** Vice President - Senior Counsel, Secretary	11/2013 to present Assistant Secretary 10/2007 to 01/2011	Executive Vice President and Deputy General Counsel, PIMCO. Chief Legal Officer, PIMCO Investments LLC. Vice President - Senior Counsel, Secretary, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Vice President, Secretary and Chief Legal Officer, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.

Ryan G. Leshaw (1980) Assistant Secretary	05/2012 to present	Senior Vice President and Senior Counsel, PIMCO. Assistant Secretary, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Associate, Willkie Farr & Gallagher LLP.

Wu-Kwan Kit (1981) Assistant Secretary	08/2017 to present	Vice President and Counsel, PIMCO. Assistant Secretary, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Assistant General Counsel, VanEck Associates Corp.

Stacie D. Anctil (1969) Vice President	05/2015 to present Assistant Treasurer 11/2003 to 05/2015	Executive Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.

William G. Galipeau (1974) Vice President	11/2013 to present	Executive Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.

Eric D. Johnson (1970)** Vice President	05/2011 to present	Executive Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.

Henrik P. Larsen (1970) Vice President	02/1999 to present	Senior Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.

Bijal Y. Parikh (1978) Vice President	02/2017 to present	Senior Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.

Greggory S. Wolf (1970) Vice President	05/2011 to present	Senior Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.

Trent W. Walker (1974) Treasurer	11/2013 to present Assistant Treasurer 05/2007 to 11/2013	Executive Vice President, PIMCO. Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.

Erik C. Brown (1967) Assistant Treasurer	02/2001 to present	Executive Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.

Colleen D. Miller (1980)** Assistant Treasurer	02/2017 to present	Senior Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Vice President Cohen & Steers Capital Management.

Christopher M. Morin (1980) Assistant Treasurer	08/2016 to present	Senior Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.

ANNUAL REPORT	MARCH 31, 2018	185

Management of the Trust (Cont.)

(Unaudited)

Name, Year of Birth and Position Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years*

Jason J. Nagler (1982)** Assistant Treasurer	05/2015 to present	Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Head of Mutual Fund Reporting, GMO and Assistant Treasurer, GMO Trust and GMO Series Trust Funds.

*

The term “PIMCO-Sponsored Closed-End Funds” as used herein includes: PIMCO California Municipal Income Fund, PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III, PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO New York Municipal Income Fund, PIMCO New York Municipal Income Fund II, PIMCO New York Municipal Income Fund III, PCM Fund Inc., PIMCO Corporate & Income Opportunity Fund, PIMCO Corporate & Income Strategy Fund, PIMCO Dynamic Credit and Mortgage Income Fund, PIMCO Dynamic Income Fund, PIMCO Global StocksPLUS® & Income Fund, PIMCO High Income Fund, PIMCO Income Opportunity Fund, PIMCO Income Strategy Fund, PIMCO Income Strategy Fund II and PIMCO Strategic Income Fund, Inc.; the term “PIMCO-Sponsored Interval Funds” as used herein includes: PIMCO Flexible Credit Income Fund and PIMCO Flexible Municipal Income Fund.

**	The address of these officers is Pacific Investment Management Company LLC, 1633 Broadway, New York, New York 10019.

186	PIMCO INTERNATIONAL BOND FUNDS

Privacy Policy1

(Unaudited)

The Funds2,3 consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ non-public personal information. The Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

OBTAINING PERSONAL INFORMATION

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers or sub-advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial advisor or consultant, and/or from information captured on applicable websites.

RESPECTING YOUR PRIVACY

As a matter of policy, the Funds do not disclose any non-public personal information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Funds or their affiliates may also retain non-affiliated companies to market Fund shares or products which use Fund shares and enter into joint marketing arrangements with them and other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm and/or financial advisor or consultant.

SHARING INFORMATION WITH THIRD PARTIES

The Funds reserve the right to disclose or report personal or account information to non-affiliated third parties in limited circumstances where the Funds believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to protect their rights or property, or upon reasonable request by any fund advised by PIMCO in which a shareholder has invested. In addition, the Funds may disclose information about a shareholder or a shareholder’s accounts to a non-affiliated third party at the shareholder’s request or with the consent of the shareholder.

SHARING INFORMATION WITH AFFILIATES

The Funds may share shareholder information with their affiliates in connection with servicing shareholders’ accounts, and subject to applicable law may provide shareholders with information about products and services that the Funds or their Advisers, distributors or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds may share may include, for example, a shareholder’s participation in the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), information about the Funds’ experiences or transactions with a shareholder, information captured on applicable websites, or other data about a shareholder’s accounts, subject to applicable law. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

PROCEDURES TO SAFEGUARD PRIVATE INFORMATION

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have implemented procedures that are designed to restrict access to a shareholder’s non-public personal information to internal personnel who need to know that information to perform their jobs, such as servicing shareholder accounts or notifying shareholders of new products or services. Physical, electronic and procedural safeguards are in place to guard a shareholder’s non-public personal information.

INFORMATION COLLECTED FROM WEBSITES

Websites maintained by the Funds or their service providers may use a variety of technologies to collect information that help the Funds and their service providers understand how the website is used. Information collected from your web browser (including small files stored on your device that are commonly referred to as “cookies”) allow the websites to recognize your web browser and help to personalize and improve your user experience and enhance navigation of the website. In addition, the Funds or their Service Affiliates may use third parties to place advertisements for the Funds on other websites, including banner advertisements. Such third parties may collect anonymous information through the use of cookies or action tags (such as web beacons). The information these third parties collect is generally limited to technical and web navigation information, such as your IP address, web pages visited and browser type, and does not include personally identifiable information such as name, address, phone number or email address. If you are a registered user of the Funds’ website, the Funds or their service providers or third party firms engaged by the Funds or their service providers may collect or share

ANNUAL REPORT	MARCH 31, 2018	187

Privacy Policy1 (Cont.)

(Unaudited)

information submitted by you, which may include personally identifiable information. This information can be useful to the Funds when assessing and offering services and website features. You can change your cookie preferences by changing the setting on your web browser to delete or reject cookies. If you delete or reject cookies, some website pages may not function properly. The Funds do not look for web browser “do not track” requests.

CHANGES TO THE PRIVACY POLICY

From time to time, the Funds may update or revise this privacy policy. If there are changes to the terms of this privacy policy, documents containing the revised policy on the relevant website will be updated.

1 Amended as of February 14, 2017.

2 PIMCO Investments LLC (“PI”) serves as the Funds’ distributor. This Privacy Policy applies to the activities of PI to the extent that PI regularly effects or engages in transactions with or for a Fund shareholder who is the record owner of such shares. For purposes of this Privacy Policy, references to “the Funds” shall include PI when acting in this capacity.

3 When distributing this Policy, a Fund may combine the distribution with any similar distribution of its investment adviser’s privacy policy. The distributed, combined policy may be written in the first person (i.e., by using “we” instead of “the Funds”).

188	PIMCO INTERNATIONAL BOND FUNDS

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

DST Asset Manager Solutions, Inc.

Institutional Class, Class P, Administrative Class

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

DST Asset Manager Solutions, Inc.

Class A, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PF3005AR_033118

PIMCO Funds

Annual Report

March 31, 2018

PIMCO All Asset Fund

PIMCO All Asset All Authority Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

Following is the PIMCO Funds Annual Report, which covers the 12-month reporting period ended March 31, 2018. On the subsequent pages you will find specific details regarding investment results and a discussion of factors that most affected performance over the reporting period.

For the 12-month reporting period ended March 31, 2018

The U.S. economy continued to expand during the reporting period. Looking back, U.S. gross domestic product (GDP) expanded at an annual pace of 3.1%, 3.2% and 2.9% during the second, third and fourth quarters of 2017, respectively. The Commerce Department’s initial reading — released after the reporting period had ended — showed that first quarter 2018 GDP grew at an annual pace of 2.3%.

The Federal Reserve (Fed) continued to normalize monetary policy during the reporting period. After raising interest rates in March and June 2017, the Fed again raised rates in December, moving the federal funds rate up to a range between 1.25% and 1.50%. In addition, in October 2017, the Fed started to reduce its balance sheet. Finally, at its March 2018 meeting, the Fed again increased rates to a range between 1.50% and 1.75%. The Fed also indicated that it expected to make two additional rate hikes in 2018, although this will be data-dependent.

Economic activity outside the U.S. also accelerated during the reporting period. Regardless, the European Central Bank (ECB) and Bank of Japan maintained their highly accommodative monetary policies. Other central banks took a more hawkish stance. In November 2017, the Bank of England instituted its first rate hike since 2007, and the Bank of Canada raised rates twice during the reporting period. Meanwhile, the ECB indicated that it may pare back its quantitative easing program in 2018.

The U.S. Treasury yield curve flattened during the reporting period, as short-term rates moved up more than their longer-term counterparts. The increase in rates at the short end of the yield curve was mostly due to Fed interest rate hikes. The yield on the benchmark 10-year U.S. Treasury note was 2.74% at the end of the reporting period, up from 2.40% on March 31, 2017. U.S. Treasuries, as measured by the Bloomberg Barclays U.S. Treasury Index, returned 0.43% over the 12 months ended March 31, 2018. Meanwhile the Bloomberg Barclays U.S. Aggregate Bond Index, a widely used index of U.S. investment grade bonds, returned 1.20% over the period. Riskier fixed income asset classes, including high yield corporate bonds and emerging market debt, outperformed the broad U.S. market. While there were periods of volatility, they performed well given overall solid investor demand. The ICE BofAML U.S. High Yield Index returned 3.69% over the reporting period, whereas emerging market external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 3.34% over the reporting period. Emerging market local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 12.99% over the reporting period.

2	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

Global equities generally rose over the first 10 months of the period. This rally was driven by a number of factors, including improving global growth, corporate profits that often exceeded expectations and, in the U.S., optimism surrounding the passage of a tax reform bill in December 2017. However, a portion of those gains were given back during the final two months of the period. This was partially due to concerns over less accommodative central bank policies and fears of a trade war. All told, U.S. equities, as represented by the S&P 500 Index, returned 13.99% over the reporting period. Emerging market equities, as measured by the MSCI Emerging Markets Index, returned 24.93% over the period, whereas global equities, as represented by the MSCI World Index, returned 13.59%. Elsewhere, Japanese equities, as represented by the Nikkei 225 Index, returned 15.50% over the reporting period and European equities, as represented by the MSCI Europe Index, returned -0.43%.

Commodity prices fluctuated but generally moved higher during the 12 months ended March 31, 2018. When the reporting period began, crude oil was approximately $51 a barrel. By the end of the period it was roughly $65 a barrel. This ascent was driven in part by planned and observed production cuts by OPEC and the collapse in Venezuelan oil production, as well as good global growth maintaining demand. Elsewhere, gold and copper prices also moved higher over the reporting period.

Finally, during the reporting period, there were periods of volatility in the foreign exchange markets, possibly due, at least in part, to signs of improving global growth, decoupling central bank policies, and a number of geopolitical events. The U.S. dollar generally weakened against other major currencies over the reporting period. For example, the U.S. dollar fell 15.05%, 12.16% and 4.55% versus the euro, British pound and Japanese yen, respectively, during the 12 months ended March 31, 2018.

Thank you for the assets you have placed with us. We deeply value your trust, and we work diligently to meet your broad investment needs. For any questions regarding your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO. We also invite you to visit our website at www.pimco.com to learn more about our global viewpoints.

Sincerely, Brent R. Harris Chairman of the Board PIMCO Funds May 24, 2018

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

ANNUAL REPORT	MARCH 31, 2018	3

Important Information About the Funds

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund (each a “Fund” and collectively, the “Funds”).

The Funds are each “fund of funds,” which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds instead of investing directly in stocks or bonds of other issuers. Under normal circumstances, the Funds invest substantially all of their assets in the least expensive class of shares of any actively managed or smart beta funds (including mutual funds or exchange-traded funds) of the Trust, or PIMCO ETF Trust or PIMCO Equity Series, each an affiliated open-end investment company, except other funds of funds (collectively, “Underlying PIMCO Funds”). The cost of investing in these Funds will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Funds may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the U.S. and many parts of the world, including certain European countries, are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014 and has begun, and may continue, to raise interest rates. To the extent the Fed continues to raise interest rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, a Fund may experience increased shareholder redemptions, which among other things, could further reduce the net assets of the Fund.

The Funds may be subject to various risks as described in each Fund’s prospectus and in the Principal Risks in the Notes to Financial Statements.

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

4	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

On each individual Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. Class C shares are subject to a 1% CDSC, which may apply in the first year. The Cumulative Returns chart reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class A, Class C and Class R shares, if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The minimum initial investment amount for Institutional Class, Class P and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A and Class C shares is $1,000. There is no minimum initial investment for Class R shares. Each Fund measures its performance against at least one broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance averages of funds that are tracked by Lipper that have the same fund classification. Each benchmark index and Lipper Average does not take into account fees, expenses or taxes. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. There is no assurance that any Fund, including any Fund that has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) a Fund’s total return in excess of that of the Fund’s benchmark between reporting periods or 2) a Fund’s total return in excess of the Fund’s historical returns between reporting periods. Unusual performance is defined as a significant change in a Fund’s performance as compared to one or more previous reporting periods.

The following table discloses the inception dates of each Fund and its respective share classes along with each Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	Class P*	Administrative Class	Class A**	Class C	Class R	Diversification Status
PIMCO All Asset Fund	07/31/02	07/31/02	04/30/08	12/31/02	04/30/03	04/30/03	01/31/06	Diversified
PIMCO All Asset All Authority Fund	10/31/03	10/31/03	07/10/08	—	07/29/05	07/29/05	—	Diversified

*	See the Subsequent Events Note in the Notes to Financial Statements for information regarding the name of Class P.
**	Effective March 23, 2018, Class D shares were automatically converted into Class A shares of the same Fund.

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and

ANNUAL REPORT	MARCH 31, 2018	5

Important Information About the Funds (Cont.)

the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus nor a Fund’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Trust files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of each Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. A copy of each Fund’s Form N-Q is also available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Funds’ website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

6	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

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ANNUAL REPORT	MARCH 31, 2018	7

PIMCO All Asset Fund

Cumulative Returns Through March 31, 2018

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Average Annual Total Return for the period ended March 31, 2018
	1 Year	5 Years	10 Years	Fund Inception (07/31/02)
PIMCO All Asset Fund Institutional Class	8.77%	3.55%	5.28%	7.20%
PIMCO All Asset Fund Class P	8.56%	3.44%	5.18%	7.09%
PIMCO All Asset Fund Administrative Class	8.40%	3.29%	5.02%	6.93%
PIMCO All Asset Fund Class A	8.21%	3.05%	4.73%	6.60%
PIMCO All Asset Fund Class A (adjusted)	4.15%	2.27%	4.33%	6.34%
PIMCO All Asset Fund Class C	7.45%	2.27%	3.95%	5.80%
PIMCO All Asset Fund Class C (adjusted)	6.45%	2.27%	3.95%	5.80%
PIMCO All Asset Fund Class R	8.00%	2.80%	4.46%	6.31%
Bloomberg Barclays U.S. TIPS: 1-10 Year Index	0.43%	(0.06)%	2.22%	3.96%
Consumer Price Index + 500 Basis Points	7.36%	6.44%	6.57%	7.10%
Lipper Alternative Global Macro Funds Average	4.89%	2.17%	3.17%	5.84%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares . Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratio in effect as of period end, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), were 1.065% for Institutional Class shares, 1.165% for Class P shares, 1.315% for Administrative Class shares, 1.515% for Class A shares, 2.265% for Class C shares, and 1.765% for Class R shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

8	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

Institutional Class - PAAIX	Class P - PALPX	Class C - PASCX
Class A - PASAX	Administrative Class - PAALX	Class R - PATRX

Top 10 Holdings as of 03/31/20181§

PIMCO Emerging Markets Currency Fund	13.9%
PIMCO RAE Fundamental PLUS EMG Fund	7.9%
PIMCO Emerging Local Bond Fund	6.7%
PIMCO Income Fund	6.6%
PIMCO RAE Fundamental Emerging Markets Fund	5.5%
PIMCO CommoditiesPLUS® Strategy Fund	5.3%
PIMCO RAE Fundamental Advantage PLUS Fund	5.0%
PIMCO RealEstateRealReturn Strategy Fund	4.3%
PIMCO Total Return Fund	4.2%
PIMCO Low Duration Fund	4.2%

[1]	% of Investments, at value.
§	Top 10 Holdings and % of Investments exclude securities sold short, financial derivative instruments and short-term instruments, if any.

Investment Objective and Strategy Overview

PIMCO All Asset Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management. The Fund invests, under normal circumstances, substantially all of its assets in the least expensive class of shares of any actively managed or smart beta funds (including mutual funds or exchange-traded funds) of the Underlying PIMCO Funds and does not invest directly in stocks or bonds of other issuers. Research Affiliates, LLC, the Fund’s asset allocation sub-adviser, determines how the Fund allocates and reallocates its assets among the Underlying PIMCO Funds. In doing so, the asset allocation sub-adviser seeks concurrent exposure to a broad spectrum of asset classes. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»

Exposure to emerging markets equities, primarily through the PIMCO RAE Fundamental PLUS EMG Fund, the PIMCO Fundamental Emerging Markets Fund, and the PIMCO RAE Low Volatility PLUS EMG Fund, benefited performance, as these Underlying PIMCO Funds posted positive returns.

»

Exposure to emerging markets bonds and currencies, primarily through the PIMCO Emerging Markets Currency Fund and the PIMCO Emerging Local Bond Fund, benefited performance, as these Underlying PIMCO Funds posted positive returns.

»

Exposure to developed ex-U.S. equities, primarily through the PIMCO RAE Fundamental PLUS International Fund and the PIMCO RAE Low Volatility PLUS International Fund, benefited performance, as these Underlying PIMCO Funds posted positive returns.

»	Credit exposure, primarily through the PIMCO Income Fund and the PIMCO High Yield Spectrum Fund, benefited performance, as these Underlying PIMCO Funds posted positive returns.

»	Exposure to commodities and REITs, primarily through the PIMCO CommoditiesPLUS Strategy Fund, benefited performance, as this Underlying PIMCO Fund posted positive returns.

ANNUAL REPORT	MARCH 31, 2018	9

PIMCO All Asset All Authority Fund

Cumulative Returns Through March 31, 2018

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Average Annual Total Return for the period ended March 31, 2018
	1 Year	5 Years	10 Years	Fund Inception (10/31/03)
PIMCO All Asset All Authority Fund Institutional	7.28%	0.89%	4.11%	5.61%
PIMCO All Asset All Authority Fund P	7.18%	0.79%	4.02%	5.46%
PIMCO All Asset All Authority Fund A	6.82%	0.43%	3.60%	5.05%
PIMCO All Asset All Authority Fund A (adjusted)	0.95%	(0.70)%	3.21%	4.77%
PIMCO All Asset All Authority Fund C	6.04%	(0.31)%	2.83%	4.26%
PIMCO All Asset All Authority Fund C (adjusted)	5.04%	(0.31)%	2.83%	4.26%
S&P 500 Index	13.99%	13.31%	9.49%	8.82%
Consumer Price Index + 650 Basis Points	8.86%	7.94%	8.07%	8.59%
Lipper Alternative Global Macro Funds Average	4.89%	2.17%	3.17%	5.37%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratio in effect as of period end, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), were 1.99% for Institutional Class shares, 2.09% for Class P shares, 2.44% for Class A shares, and 3.19% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

10	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

Institutional Class - PAUIX	Class P - PAUPX
Class A - PAUAX	Class C - PAUCX

Top 10 Holdings as of 03/31/20181§

PIMCO StocksPLUS® Short Fund	17.3%
PIMCO Emerging Markets Currency Fund	9.5%
PIMCO RAE Fundamental PLUS EMG Fund	6.0%
PIMCO RAE Fundamental Emerging Markets Fund	5.2%
PIMCO Income Fund	5.1%
PIMCO Emerging Local Bond Fund	4.9%
PIMCO Total Return Fund	4.8%
PIMCO RealEstateRealReturn Strategy Fund	4.5%
PIMCO CommoditiesPLUS® Strategy Fund	4.4%
PIMCO Low Duration Fund	3.6%

[1]	% of Investments, at value.
§	Top 10 Holdings and % of Investments exclude securities sold short, financial derivative instruments and short-term instruments, if any.

Investment Objective and Strategy Overview

PIMCO All Asset All Authority Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management. The Fund invests, under normal circumstances, substantially all of its assets in the least expensive class of shares of any actively managed or smart beta funds (including mutual funds or exchange-traded funds) of the Underlying PIMCO Funds and does not invest directly in stocks or bonds of other issuers. Research Affiliates, LLC, the Fund’s asset allocation sub-adviser, determines how the Fund allocates and reallocates its assets among the Underlying PIMCO Funds. In doing so, the asset allocation sub-adviser seeks concurrent exposure to a broad spectrum of asset classes. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»

Exposure to emerging markets equities, primarily through the PIMCO RAE Low Volatility PLUS EMG Fund, the PIMCO RAE Fundamental PLUS EMG Fund and the PIMCO Fundamental Emerging Markets Fund, benefited performance, as these Underlying PIMCO Funds posted positive returns.

»

Exposure to developed markets ex-U.S. equities, primarily through the PIMCO Low Volatility PLUS International Fund and the PIMCO Fundamental PLUS International Fund, benefited performance, as these Underlying PIMCO Funds posted positive returns.

»	Exposure to emerging markets bonds and currencies, primarily through the PIMCO Emerging Markets Currency Fund and the PIMCO
Emerging Local Bond Fund, benefited performance, as these Underlying PIMCO Funds posted positive returns.

»	Credit exposure, primarily through the PIMCO Income Fund and the PIMCO High Yield Spectrum Fund, benefited performance, as these Underlying PIMCO Funds posted positive returns.

»	Commodities exposure, primarily through the PIMCO CommoditiesPLUS® Strategy Fund, benefited performance, as this Underlying PIMCO Fund posted positive returns.

»	Inverse exposure to the S&P 500 Index, achieved through the PIMCO StocksPLUS® Short Fund, detracted from performance as this Underlying PIMCO Fund posted negative returns.

ANNUAL REPORT	MARCH 31, 2018	11

Expense Examples

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from October 1, 2017 to March 31, 2018 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any Acquired Fund Fees and Expenses or transactional costs, such as sales charges (loads) on purchase payments and exchange fees, if any. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

12	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (10/01/17)	Ending Account Value (03/31/18)	Expenses Paid During Period*	Beginning Account Value (10/01/17)	Ending Account Value (03/31/18)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO All Asset Fund
Institutional Class	$1,000.00	$1,034.10	$0.63	$1,000.00	$1,024.31	$0.63	0.125%
Class P	1,000.00	1,032.70	1.14	1,000.00	1,023.81	1.14	0.225
Administrative Class	1,000.00	1,031.90	1.90	1,000.00	1,023.06	1.89	0.375
Class A	1,000.00	1,031.00	2.91	1,000.00	1,022.06	2.90	0.575
Class C	1,000.00	1,027.30	6.70	1,000.00	1,018.32	6.67	1.325
Class R	1,000.00	1,029.90	4.18	1,000.00	1,020.82	4.16	0.825

PIMCO All Asset All Authority Fund
Institutional Class	$1,000.00	$1,022.20	$6.10	$1,000.00	$1,018.90	$6.09	1.21%
Class P	1,000.00	1,022.80	6.61	1,000.00	1,018.40	6.59	1.31
Class A	1,000.00	1,019.90	8.36	1,000.00	1,016.65	8.35	1.66
Class C	1,000.00	1,017.20	12.12	1,000.00	1,012.91	12.09	2.41

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 8, Fees and Expenses, in the Notes to Financial Statements.

ANNUAL REPORT	MARCH 31, 2018	13

Benchmark Descriptions

Index*	Benchmark Description

Bloomberg Barclays U.S. TIPS: 1-10 Year Index	Bloomberg Barclays U.S. TIPS: 1-10 Year Index is an unmanaged market index comprised of U.S. Treasury Inflation-Protected Securities having a maturity of at least 1 year and less than 10 years.

Consumer Price Index + 500 Basis Points	CPI + 500 Basis Points benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects seasonally adjusted returns. The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the U.S. Bureau of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time.

Consumer Price Index + 650 Basis Points	CPI + 650 Basis Points benchmark is created by adding 6.5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects seasonally adjusted returns. The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the U.S. Bureau of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market.

*	It is not possible to invest directly in an unmanaged index.

14	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

(THIS PAGE INTENTIONALLY LEFT BLANK)

ANNUAL REPORT	MARCH 31, 2018	15

Financial Highlights

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total
PIMCO All Asset Fund
Institutional Class
03/31/2018	$11.69	$0.54	$0.47	$1.01	$(0.58)	$0.00	$0.00	$(0.58)
03/31/2017	10.68	0.35	1.04	1.39	(0.36)	0.00	(0.02)	(0.38)
03/31/2016	11.58	0.40	(0.88)	(0.48)	(0.42)	0.00	0.00	(0.42)
03/31/2015	12.29	0.54	(0.70)	(0.16)	(0.55)	0.00	0.00	(0.55)
03/31/2014	12.58	0.56	(0.30)	0.26	(0.55)	0.00	0.00	(0.55)

Class P
03/31/2018	11.72	0.53	0.46	0.99	(0.57)	0.00	0.00	(0.57)
03/31/2017	10.70	0.34	1.05	1.39	(0.35)	0.00	(0.02)	(0.37)
03/31/2016	11.60	0.38	(0.87)	(0.49)	(0.41)	0.00	0.00	(0.41)
03/31/2015	12.32	0.54	(0.72)	(0.18)	(0.54)	0.00	0.00	(0.54)
03/31/2014	12.60	0.55	(0.29)	0.26	(0.54)	0.00	0.00	(0.54)

Administrative Class
03/31/2018	11.72	0.52	0.45	0.97	(0.55)	0.00	0.00	(0.55)
03/31/2017	10.70	0.31	1.06	1.37	(0.33)	0.00	(0.02)	(0.35)
03/31/2016	11.60	0.37	(0.88)	(0.51)	(0.39)	0.00	0.00	(0.39)
03/31/2015	12.32	0.51	(0.71)	(0.20)	(0.52)	0.00	0.00	(0.52)
03/31/2014	12.60	0.53	(0.29)	0.24	(0.52)	0.00	0.00	(0.52)

Class A
03/31/2018	11.71	0.47	0.48	0.95	(0.53)	0.00	0.00	(0.53)
03/31/2017	10.70	0.29	1.05	1.34	(0.31)	0.00	(0.02)	(0.33)
03/31/2016	11.60	0.34	(0.88)	(0.54)	(0.36)	0.00	0.00	(0.36)
03/31/2015	12.31	0.46	(0.68)	(0.22)	(0.49)	0.00	0.00	(0.49)
03/31/2014	12.59	0.50	(0.29)	0.21	(0.49)	0.00	0.00	(0.49)

Class C
03/31/2018	11.66	0.39	0.47	0.86	(0.44)	0.00	0.00	(0.44)
03/31/2017	10.66	0.20	1.05	1.25	(0.23)	0.00	(0.02)	(0.25)
03/31/2016	11.56	0.26	(0.88)	(0.62)	(0.28)	0.00	0.00	(0.28)
03/31/2015	12.27	0.38	(0.69)	(0.31)	(0.40)	0.00	0.00	(0.40)
03/31/2014	12.56	0.40	(0.29)	0.11	(0.40)	0.00	0.00	(0.40)

Class R
03/31/2018	11.64	0.45	0.47	0.92	(0.50)	0.00	0.00	(0.50)
03/31/2017	10.64	0.26	1.04	1.30	(0.28)	0.00	(0.02)	(0.30)
03/31/2016	11.54	0.32	(0.88)	(0.56)	(0.34)	0.00	0.00	(0.34)
03/31/2015	12.25	0.43	(0.68)	(0.25)	(0.46)	0.00	0.00	(0.46)
03/31/2014	12.54	0.47	(0.30)	0.17	(0.46)	0.00	0.00	(0.46)

16	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(c)
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)	Portfolio Turnover Rate

$12.12	8.77%	$17,292,168	0.125%		0.225%		0.125%		0.225%		4.48%	37%
11.69	13.21	16,330,803	0.085		0.225		0.085		0.225		3.06	54
10.68	(4.08)	16,721,758	0.055		0.225		0.055		0.225		3.65	40
11.58	(1.36)	24,949,112	0.075		0.225		0.075		0.225		4.37	86
12.29	2.20	27,142,889	0.075		0.225		0.075		0.225		4.59	54

12.14	8.56	745,549	0.225		0.325		0.225		0.325		4.39	37
11.72	13.18	588,700	0.185		0.325		0.185		0.325		3.02	54
10.70	(4.19)	482,467	0.155		0.325		0.155		0.325		3.48	40
11.60	(1.53)	1,163,590	0.175		0.325		0.175		0.325		4.38	86
12.32	2.18	1,210,039	0.175		0.325		0.175		0.325		4.47	54

12.14	8.40	164,254	0.375		0.475		0.375		0.475		4.30	37
11.72	13.00	191,878	0.335		0.475		0.335		0.475		2.75	54
10.70	(4.33)	244,060	0.305		0.475		0.305		0.475		3.35	40
11.60	(1.68)	430,275	0.325		0.475		0.325		0.475		4.13	86
12.32	2.03	459,772	0.325		0.475		0.325		0.475		4.30	54

12.13	8.21	1,132,320	0.575		0.675		0.575		0.675		3.88	37
11.71	12.67	730,425	0.565	(d)	0.705	(d)	0.565	(d)	0.705	(d)	2.58	54
10.70	(4.57)	781,603	0.555		0.725		0.555		0.725		3.11	40
11.60	(1.85)	1,369,369	0.575		0.725		0.575		0.725		3.77	86
12.31	1.78	1,884,760	0.575		0.725		0.575		0.725		4.06	54

12.08	7.45	444,532	1.325		1.425		1.325		1.425		3.25	37
11.66	11.82	663,861	1.315	(d)	1.455	(d)	1.315	(d)	1.455	(d)	1.82	54
10.66	(5.32)	751,398	1.305		1.475		1.305		1.475		2.36	40
11.56	(2.58)	1,364,100	1.325		1.475		1.325		1.475		3.06	86
12.27	0.97	1,755,836	1.325		1.475		1.325		1.475		3.29	54

12.06	8.00	64,912	0.825		0.925		0.825		0.925		3.79	37
11.64	12.39	71,325	0.815	(d)	0.955	(d)	0.815	(d)	0.955	(d)	2.33	54
10.64	(4.81)	73,804	0.805		0.975		0.805		0.975		2.91	40
11.54	(2.10)	109,171	0.825		0.975		0.825		0.975		3.55	86
12.25	1.48	139,215	0.825		0.975		0.825		0.975		3.84	54

ANNUAL REPORT	MARCH 31, 2018	17

Financial Highlights (cont.)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total
PIMCO All Asset All Authority Fund

Institutional Class
03/31/2018	$8.76	$0.44	$0.19	$0.63	$(0.48)	$0.00	$(0.01)	$(0.49)
03/31/2017	8.04	0.25	0.75	1.00	(0.25)	0.00	(0.03)	(0.28)
03/31/2016	9.07	0.39	(0.99)	(0.60)	(0.43)	0.00	0.00	(0.43)
03/31/2015	10.06	0.47	(0.94)	(0.47)	(0.52)	0.00	0.00	(0.52)
03/31/2014	10.93	0.56	(0.88)	(0.32)	(0.55)	0.00	0.00	(0.55)

Class P
03/31/2018	8.77	0.43	0.19	0.62	(0.47)	0.00	(0.01)	(0.48)
03/31/2017	8.05	0.24	0.75	0.99	(0.24)	0.00	(0.03)	(0.27)
03/31/2016	9.08	0.37	(0.98)	(0.61)	(0.42)	0.00	0.00	(0.42)
03/31/2015	10.07	0.46	(0.94)	(0.48)	(0.51)	0.00	0.00	(0.51)
03/31/2014	10.94	0.51	(0.84)	(0.33)	(0.54)	0.00	0.00	(0.54)

Class A
03/31/2018	8.77	0.38	0.21	0.59	(0.44)	0.00	(0.01)	(0.45)
03/31/2017	8.05	0.21	0.76	0.97	(0.22)	0.00	(0.03)	(0.25)
03/31/2016	9.08	0.35	(0.99)	(0.64)	(0.39)	0.00	0.00	(0.39)
03/31/2015	10.07	0.40	(0.92)	(0.52)	(0.47)	0.00	0.00	(0.47)
03/31/2014	10.94	0.48	(0.85)	(0.37)	(0.50)	0.00	0.00	(0.50)

Class C
03/31/2018	8.77	0.33	0.19	0.52	(0.37)	0.00	(0.01)	(0.38)
03/31/2017	8.06	0.14	0.76	0.90	(0.16)	0.00	(0.03)	(0.19)
03/31/2016	9.08	0.28	(0.98)	(0.70)	(0.32)	0.00	0.00	(0.32)
03/31/2015	10.07	0.34	(0.93)	(0.59)	(0.40)	0.00	0.00	(0.40)
03/31/2014	10.94	0.41	(0.85)	(0.44)	(0.43)	0.00	0.00	(0.43)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
(a)	Per share amounts based on average number of shares outstanding during the year.
(b)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(c)

Ratios shown do not include expenses of the investment companies in which a Fund may invest. See Note 8, Fees and Expenses, in the Notes to Financial Statements for more information regarding the expenses and any applicable fee waiver associated with these investments.

(d)	Effective October 1, 2016, the Class’s supervisory and administrative fee was decreased by 0.05% to an annual rate of 0.25%.
(e)	Ratio of expenses to average net assets includes line of credit expenses.

18	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(c)
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$8.90	7.28%	$5,692,188	1.12	%(e)	1.16	%(e)	0.21%	0.25%	4.92%	35%
8.76	12.66	5,690,312	0.80	(e)	0.87	(e)	0.18	0.25	2.90	51
8.04	(6.53)	5,917,397	0.67	(e)	0.77	(e)	0.15	0.25	4.59	39
9.07	(4.80)	10,944,124	0.70	(e)	0.78	(e)	0.17	0.25	4.74	75
10.06	(2.80)	15,257,211	0.82	(e)	0.89	(e)	0.18	0.25	5.43	65

8.91	7.18	935,337	1.22	(e)	1.26	(e)	0.31	0.35	4.80	35
8.77	12.54	838,859	0.90	(e)	0.97	(e)	0.28	0.35	2.85	51
8.05	(6.63)	785,877	0.77	(e)	0.87	(e)	0.25	0.35	4.34	39
9.08	(4.89)	2,455,193	0.80	(e)	0.88	(e)	0.27	0.35	4.59	75
10.07	(2.91)	3,787,152	0.92	(e)	0.99	(e)	0.28	0.35	4.96	65

8.91	6.82	740,822	1.57	(e)	1.61	(e)	0.66	0.70	4.21	35
8.77	12.16	557,523	1.25	(e)	1.32	(e)	0.63	0.70	2.42	51
8.05	(6.97)	666,880	1.12	(e)	1.22	(e)	0.60	0.70	4.11	39
9.08	(5.26)	1,484,897	1.15	(e)	1.23	(e)	0.62	0.70	4.02	75
10.07	(3.25)	3,312,097	1.27	(e)	1.34	(e)	0.63	0.70	4.66	65

8.91	6.04	556,929	2.32	(e)	2.36	(e)	1.41	1.45	3.69	35
8.77	11.29	742,593	2.00	(e)	2.07	(e)	1.38	1.45	1.64	51
8.06	(7.59)	901,039	1.87	(e)	1.97	(e)	1.35	1.45	3.35	39
9.08	(5.98)	1,878,807	1.90	(e)	1.98	(e)	1.37	1.45	3.46	75
10.07	(3.97)	3,207,862	2.02	(e)	2.09	(e)	1.38	1.45	3.99	65

ANNUAL REPORT	MARCH 31, 2018	19

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO All Asset Fund	PIMCO All Asset All Authority Fund
Assets:
Investments, at value
Investments in Affiliates	$19,804,489	$11,251,972
Cash	143	248
Receivable for investments in Affiliates sold	23,538	11,772
Receivable for Fund shares sold	59,565	1,931
Dividends receivable from Affiliates	36,488	15,639
Reimbursement receivable from PIMCO	1,931	375
Prepaid expenses	0	2,533
Total Assets	19,926,154	11,284,470

Liabilities:
Borrowings & Other Financing Transactions
Payable for line of credit	$0	$3,300,000
Payable for investments in Affiliates purchased	61,130	27,839
Payable for Fund shares redeemed	16,330	26,702
Accrued investment advisory fees	3,034	1,395
Accrued supervisory and administrative fees	1,221	659
Accrued distribution fees	395	406
Accrued servicing fees	309	249
Other liabilities	0	1,944
Total Liabilities	82,419	3,359,194

Net Assets	$19,843,735	$7,925,276

Net Assets Consist of:
Paid in capital	$21,579,807	$13,599,430
Undistributed (overdistributed) net investment income	9,154	0
Accumulated undistributed net realized gain (loss)	(2,725,306)	(4,932,713)
Net unrealized appreciation (depreciation)	980,080	(741,441)

Net Assets	$19,843,735	$7,925,276

Cost of investments in Affiliates	$18,824,409	$11,993,413

†	A zero balance may reflect actual amounts rounding to less than one thousand.

20	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND	See Accompanying Notes

March 31, 2018

	PIMCO All Asset Fund	PIMCO All Asset All Authority Fund
Net Assets:
Institutional Class	$17,292,168	$5,692,188
Class P	745,549	935,337
Administrative Class	164,254	N/A
Class A	1,132,320	740,822
Class C	444,532	556,929
Class R	64,912	N/A
Shares Issued and Outstanding:
Institutional Class	1,426,895	639,421
Class P	61,393	104,998
Administrative Class	13,525	N/A
Class A	93,323	83,153
Class C	36,800	62,539
Class R	5,383	N/A
Net Asset Value Per Share Outstanding:
Institutional Class	$12.12	$8.90
Class P	12.14	8.91
Administrative Class	12.14	N/A
Class A	12.13	8.91
Class C	12.08	8.91
Class R	12.06	N/A

ANNUAL REPORT	MARCH 31, 2018	21

Statements of Operations

Year Ended March 31, 2018 (Amounts in thousands†)	PIMCO All Asset Fund		PIMCO All Asset All Authority Fund

Investment Income:
Interest	$6		$2
Dividends from Investments in Affiliates	895,038		489,066
Total Income	895,044		489,068

Expenses:
Investment advisory fees	33,968		16,220
Supervisory and administrative fees	13,724		7,761
Distribution and/or servicing fees - Administrative Class	444		0
Distribution and/or servicing fees - Class D	766	(a)	575	(a)
Distribution fees - Class C	3,616		4,737
Distribution fees - Class R	169		0
Servicing fees - Class A	2,140		1,420
Servicing fees - Class C	1,205		1,579
Servicing fees - Class R	169		0
Trustee fees	130		56
Interest expense	1		73,538
Miscellaneous expense	0		60
Total Expenses	56,332		105,946
Waiver and/or Reimbursement by PIMCO	(19,860)		(3,433)
Net Expenses	36,472		102,513

Net Investment Income (Loss)	858,572		386,555

Net Realized Gain (Loss):
Investments in Affiliates	74,160		16,408
Net capital gain distributions received from Affiliate investments	32,326		23,751

Net Realized Gain (Loss)	106,486		40,159

Net Change in Unrealized Appreciation (Depreciation):
Investments in Affiliates	640,638		112,541

Net Change in Unrealized Appreciation (Depreciation)	640,638		112,541

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,605,696		$539,255

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Class D shares converted into Class A shares on March 23, 2018, and are no longer available for purchase or as an exchange.

22	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND	See Accompanying Notes

Statements of Changes in Net Assets

(Amounts in thousands†)	PIMCO All Asset Fund			PIMCO All Asset All Authority Fund
	Year Ended March 31, 2018		Year Ended March 31, 2017	Year Ended March 31, 2018		Year Ended March 31, 2017
Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$858,572		$569,127	$386,555		$225,500
Net realized gain (loss)	106,486		(1,074,086)	40,159		(562,185)
Net change in unrealized appreciation (depreciation)	640,638		2,846,782	112,541		1,324,628

Net Increase (Decrease) in Net Assets Resulting from Operations	1,605,696		2,341,823	539,255		987,943

Distributions to Shareholders:
From net investment income
Institutional Class	(808,322)		(503,655)	(307,599)		(166,283)
Class P	(32,285)		(15,975)	(47,696)		(22,570)
Administrative Class	(8,107)		(6,205)	0		0
Class D	(13,697	)(a)	(8,625)	(11,222	)(a)	(6,872)
Class A	(37,250)		(19,555)	(27,400)		(14,971)
Class C	(17,147)		(13,353)	(25,790)		(14,803)
Class R	(2,789)		(1,759)	0		0
Tax basis return of capital
Institutional Class	0		(33,800)	(6,621)		(18,504)
Class P	0		(1,062)	(1,042)		(2,535)
Administrative Class	0		(472)	0		0
Class D	0	(a)	(654)	(264	)(a)	(861)
Class A	0		(1,553)	(651)		(1,972)
Class C	0		(1,456)	(725)		(2,656)
Class R	0		(151)	0		0

Total Distributions(b)	(919,597)		(608,275)	(429,010)		(252,027)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	258,991		(2,211,584)	(268,293)		(1,193,350)

Total Increase (Decrease) in Net Assets	945,090		(478,036)	(158,048)		(457,434)

Net Assets:
Beginning of year	18,898,645		19,376,681	8,083,324		8,540,758
End of year*	$19,843,735		$18,898,645	$7,925,276		$8,083,324

*Including undistributed (overdistributed) net investment income of:	$9,154		$0	$0		$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 12, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)	Class D shares converted into Class A shares on March 23, 2018, and are no longer available for purchase or as an exchange.
(b)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

ANNUAL REPORT	MARCH 31, 2018	23

Statement of Cash Flows PIMCO All Asset All Authority Fund

Year Ended March 31, 2018 (Amounts in thousands†)
Cash Flows Provided by (Used for) Operating Activities:
Net increase (decrease) in net assets resulting from operations	$539,255

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:
Purchases of long-term securities	(4,028,982)
Proceeds from sales of long-term securities	4,322,702
(Purchases) Proceeds from sales of short-term portfolio investments, net	9,756
(Increase) decrease in receivable for investments sold	(5,235)
(Increase) decrease in dividends receivable from Affiliates	3,467
Increase (Decrease) in reimbursement receivable from PIMCO	(116)
Increase (decrease) in prepaid expense	4,238
Increase (decrease) in payable for investments purchased	1,197
Increase (decrease) in accrued investment advisory fees	(60)
Increase (decrease) in accrued supervisory and administrative fees	(50)
Increase (decrease) in accrued distribution fees	(157)
Increase (decrease) in accrued servicing fees	(46)
Increase (decrease) in other liabilities	(21,841)
Net Realized (Gain) Loss
Investments in Affiliates	(16,408)
Net capital gain distributions received from Affiliate investments	(23,751)
Net Change in Unrealized (Appreciation) Depreciation
Investments in Affiliates	(112,541)
Net Cash Provided by (Used for) Operating Activities	671,428

Cash Flows Received from (Used for) Financing Activities:
Proceeds from shares sold	1,368,830
Payments on shares redeemed	(2,004,979)
Cash distributions paid*	(35,031)
Net Cash Received from (Used for) Financing Activities	(671,180)

Net Increase (Decrease) in Cash and Foreign Currency	248

Cash and Foreign Currency:
Beginning of year	0
End of year	$248
* Reinvestment of distributions	$393,979

Supplemental Disclosure of Cash Flow Information:
Interest expense paid during the year	$57,179

†	A zero balance may reflect actual amounts rounding to less than one thousand.

A Statement of Cash Flows is presented when the Fund has a significant amount of borrowing during the year, based on the average total borrowing outstanding in relation to total assets or when substantially all of Fund’s investments are not classified as Level 1 or 2 in the fair value hierarchy.

24	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND	See Accompanying Notes

Schedule of Investments PIMCO All Asset Fund

March 31, 2018

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 99.8%

MUTUAL FUNDS (a) 98.5%
PIMCO CommoditiesPLUS® Strategy Fund	162,433,211	$1,047,694
PIMCO CommodityRealReturn Strategy Fund®	31,477,435	212,473
PIMCO Emerging Local Bond Fund	169,693,942	1,328,704
PIMCO Emerging Markets Currency Fund	285,866,879	2,750,039
PIMCO Extended Duration Fund	77,166,408	584,921
PIMCO High Yield Fund	12,680,637	110,575
PIMCO High Yield Spectrum Fund	31,102,860	304,186
PIMCO Income Fund	106,655,473	1,302,263
PIMCO Investment Grade Corporate Bond Fund	41,740,694	429,512
PIMCO Long Duration Total Return Fund	23,279,411	245,831
PIMCO Long-Term U.S. Government Fund	125,345,162	753,324
PIMCO Low Duration Fund	84,019,162	823,388
PIMCO Mortgage Opportunities Fund	12,291,994	135,458
PIMCO RAE Fundamental Advantage PLUS Fund	98,571,067	997,539
PIMCO RAE Fundamental Emerging Markets Fund	90,817,699	1,082,547
PIMCO RAE Fundamental PLUS EMG Fund	138,762,601	1,572,180
PIMCO RAE Fundamental PLUS International Fund	35,505,521	341,918
PIMCO RAE Low Volatility PLUS EMG Fund	73,840,599	765,727
PIMCO RAE Low Volatility PLUS Fund	4,492,489	51,709
PIMCO RAE Low Volatility PLUS International Fund	31,507,458	347,527

	SHARES	MARKET VALUE (000S)
PIMCO RAE Worldwide Long/Short PLUS Fund	70,950,166	$674,736
PIMCO Real Return Asset Fund	9,955,382	83,028
PIMCO Real Return Fund	47,198,257	514,461
PIMCO RealEstateRealReturn Strategy Fund	110,786,267	858,594
PIMCO Senior Floating Rate Fund	63,206,489	625,744
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	69,958,665	569,463
PIMCO StocksPLUS® International Fund (Unhedged)	22,221,553	150,440
PIMCO Total Return Fund	81,950,286	826,059
PIMCO TRENDS Managed Futures Strategy Fund	5,856,554	55,813

Total Mutual Funds (Cost $18,562,618)		19,545,853

EXCHANGE-TRADED FUNDS 1.0%
PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	7,333,745	194,344

Total Exchange-Traded Funds (Cost $197,500)		194,344

SHORT-TERM INSTRUMENTS 0.3%

MUTUAL FUNDS (a) 0.3%
PIMCO Government Money Market Fund	64,135,631	64,136

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	25

Schedule of Investments PIMCO All Asset Fund (Cont.)

March 31, 2018

	SHARES	MARKET VALUE (000S)
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	15,747	$156

Total Short-Term Instruments (Cost $64,291)		64,292

Total Investments in Affiliates (Cost $18,824,409)		19,804,489

Total Investments 99.8% (Cost $18,824,409)		$19,804,489

Other Assets and Liabilities, net 0.2%		39,246

Net Assets 100.0%		$19,843,735

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Institutional Class Shares of each Fund.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Affiliates, at value
Mutual Funds	$19,545,853	$0	$0	$19,545,853
Exchange-Traded Funds	194,344	0	0	194,344
Short-Term Instruments
Mutual Funds	64,136	0	0	64,136
Central Funds Used for Cash Management Purposes	156	0	0	156

Total Investments	$19,804,489	$0	$0	$19,804,489

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

26	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND	See Accompanying Notes

Schedule of Investments PIMCO All Asset All Authority Fund

March 31, 2018

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 142.0%

MUTUAL FUNDS (a) 139.2%
PIMCO CommoditiesPLUS® Strategy Fund	77,378,554	$499,092
PIMCO CommodityRealReturn Strategy Fund®	12,351,006	83,369
PIMCO Emerging Local Bond Fund	70,643,888	553,142
PIMCO Emerging Markets Currency Fund	110,795,595	1,065,854
PIMCO Extended Duration Fund	22,988,734	174,255
PIMCO High Yield Fund	3,952,319	34,464
PIMCO High Yield Spectrum Fund	16,851,974	164,812
PIMCO Income Fund	46,747,874	570,791
PIMCO Investment Grade Corporate Bond Fund	15,823,313	162,822
PIMCO Long Duration Total Return Fund	8,567,799	90,476
PIMCO Long-Term U.S. Government Fund	36,709,300	220,623
PIMCO Low Duration Fund	41,560,413	407,292
PIMCO Mortgage Opportunities Fund	6,296,352	69,386
PIMCO RAE Fundamental Advantage PLUS Fund	38,808,189	392,739
PIMCO RAE Fundamental Emerging Markets Fund	48,993,383	584,001
PIMCO RAE Fundamental International Fund	6,258,592	68,782
PIMCO RAE Fundamental PLUS EMG Fund	59,313,764	672,025
PIMCO RAE Fundamental PLUS International Fund	16,536,909	159,250
PIMCO RAE Low Volatility PLUS EMG Fund	32,688,480	338,979
PIMCO RAE Low Volatility PLUS Fund	12,437,929	143,161

	SHARES	MARKET VALUE (000S)
PIMCO RAE Low Volatility PLUS International Fund	25,736,489	$283,873
PIMCO RAE Worldwide Long/Short PLUS Fund	30,366,739	288,788
PIMCO Real Return Asset Fund	2,056,587	17,152
PIMCO Real Return Fund	15,807,362	172,300
PIMCO RealEstateRealReturn Strategy Fund	64,706,662	501,477
PIMCO Senior Floating Rate Fund	35,636,577	352,802
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	38,146,056	310,509
PIMCO StocksPLUS® International Fund (Unhedged)	18,244,745	123,517
PIMCO StocksPLUS® Short Fund	229,297,968	1,942,154
PIMCO Total Return Fund	53,089,397	535,141
PIMCO TRENDS Managed Futures Strategy Fund	5,206,087	49,614

Total Mutual Funds (Cost $11,768,244)		11,032,642

EXCHANGE-TRADED FUNDS 2.5%
PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	5,517,472	146,213
PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	1,708,749	46,775

Total Exchange-Traded Funds (Cost $198,827)		192,988

SHORT-TERM INSTRUMENTS 0.3%

MUTUAL FUNDS (a) 0.3%
PIMCO Government Money Market Fund	26,237,494	26,238

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	27

Schedule of Investments PIMCO All Asset All Authority Fund (Cont.)

March 31, 2018

	SHARES	MARKET VALUE (000S)
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	10,561	$104

Total Short-Term Instruments (Cost $26,342)		26,342

Total Investments in Affiliates (Cost $11,993,413)		11,251,972

Total Investments 142.0% (Cost $11,993,413)		$11,251,972

Other Assets and Liabilities, net (42.0)%		(3,326,696)

Net Assets 100.0%		$7,925,276

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Institutional Class Shares of each Fund.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Affiliates, at Value
Mutual Funds	$11,032,642	$0	$0	$11,032,642
Exchange-Traded Funds	192,988	0	0	192,988
Short-Term Instruments
Mutual Funds	26,238	0	0	26,238
Central Funds Used for Cash Management Purposes	104	0	0	104

Total Investments	$11,251,972	$0	$0	$11,251,972

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

28	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND	See Accompanying Notes

Notes to Financial Statements

March 31, 2018

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class, Class A, Class C and Class R shares of the funds (each a “Fund” and collectively, the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds. Research Affiliates, LLC (“Research Affiliates”) serves as the sub-adviser to the PIMCO All Asset and PIMCO All Asset All Authority Funds. Each Fund may invest substantially all or a significant portion of its assets in the least expensive class of shares of any actively managed or smart beta funds (including mutual funds or exchange-traded funds) of the Trust, PIMCO ETF Trust or PIMCO Equity Series, each an affiliated open-end investment company, except other funds of funds (collectively, “Underlying PIMCO Funds”).

On March 23, 2018, PIMCO processed an automatic conversion of all Class D shares of the following Funds into Class A shares of the same Fund: PIMCO All Asset Fund and PIMCO All Asset All Authority Fund. Shareholders of Class D of a Fund received Class A shares of equal value to their outstanding shares of Class D as of March 23, 2018. The conversion was tax-free and shareholders did not have to pay any sales charge, fee or other charge in connection with the conversion.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Funds is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the

ANNUAL REPORT	MARCH 31, 2018	29

Notes to Financial Statements (Cont.)

Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

(b) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the respective Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(c) Distributions to Shareholders  The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.

Distribution Frequency
Fund Name	Declared	Distributed
PIMCO All Asset Fund	Quarterly	Quarterly
PIMCO All Asset All Authority Fund	Quarterly	Quarterly

Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

If a Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund estimates the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is estimated that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other

30	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

March 31, 2018

factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include, among others, the treatment of paydowns on mortgage-backed securities purchased at a discount and periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be reported on Form 1099 DIV sent to shareholders for the calendar year.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gain (loss) and/or paid in capital to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(d) New Accounting Pronouncements  In March 2016, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2016-05, which provides guidance related to the impact of derivative contract novations on certain relationships under Accounting Standards Codification (“ASC”) 815. The ASU is effective for annual periods beginning after December 15, 2016, and interim periods within those annual periods. The Funds have adopted the ASU. The implementation of the ASU did not have an impact on the Funds’ financial statements.

In August 2016, the FASB issued ASU 2016-15 which amends ASC 230 to clarify guidance on the classification of certain cash receipts and cash payments in the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2016, the U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and also change the rules governing the form and content of such financial statements. The compliance date for these amendments was August 1, 2017. Compliance is based on reporting period-end date. Management has adopted these amendments and the changes are incorporated in the financial statements.

In November 2016, the FASB issued ASU 2016-18 which amends ASC 230 to provide guidance on the classification and presentation of changes in restricted cash and restricted cash equivalents on the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In March 2017, the FASB issued ASU 2017-08 which provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. The ASU is effective for

ANNUAL REPORT	MARCH 31, 2018	31

Notes to Financial Statements (Cont.)

annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Funds have adopted the ASU. The implementation of the ASU did not have an impact on the Funds’ financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of a Fund’s shares is based on the Fund’s NAV. The NAV of a Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to that Fund or class, by the total number of shares outstanding of that Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund and Underlying PIMCO Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Funds or an Underlying PIMCO Fund or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Fund reserves the right to change the time as of which its respective NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

The assets of the Funds consist of shares of the Underlying PIMCO Funds, which are valued at their respective NAVs at the time of valuation of the Fund’s shares. For purposes of calculating the NAV of the Underlying PIMCO Funds, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Funds’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Adviser to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. A Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

32	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

March 31, 2018

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of an Underlying PIMCO Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund invests in Underlying PIMCO Funds that hold foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight

ANNUAL REPORT	MARCH 31, 2018	33

Notes to Financial Statements (Cont.)

Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of an Underlying PIMCO Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Fund (or, in each instance in this paragraph, as applicable, an Underlying PIMCO Fund) uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s and Underlying PIMCO Funds’ NAVs that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that an Underlying PIMCO Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by an Underlying PIMCO Fund may differ from the value that would be realized if the securities were sold. An Underlying PIMCO Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

∎

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

34	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

March 31, 2018

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The PIMCO All Asset and PIMCO All Asset All Authority Funds invest under normal circumstances substantially all or a significant portion of their assets in the Underlying PIMCO Funds. The

ANNUAL REPORT	MARCH 31, 2018	35

Notes to Financial Statements (Cont.)

Underlying PIMCO Funds are considered to be affiliated with PIMCO All Asset and PIMCO All Asset All Authority Funds. Each Fund may also invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The table below shows the Funds’ transactions in and earnings from investments in the affiliated Funds for the period ended March 31, 2018 (amounts in thousands†):

PIMCO All Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2018	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO CommoditiesPLUS® Strategy Fund	$607,256	$532,978	$(144,844)	$(4,498)	$56,802	$1,047,694	$115,730	$0
PIMCO CommodityRealReturn Strategy Fund®	105,010	122,101	(7,927)	(238)	(6,473)	212,473	14,976	0
PIMCO Diversified Income Fund	102,641	986	(105,347)	6,611	(4,891)	0	1,031	0
PIMCO Emerging Local Bond Fund	1,337,665	19,560	(177,307)	(46,276)	195,062	1,328,704	10,380	0
PIMCO Emerging Markets Currency Fund	2,610,543	125,652	(154,431)	(13,321)	181,596	2,750,039	68,880	0
PIMCO Extended Duration Fund	424,626	232,073	(81,679)	(2,643)	12,544	584,921	23,303	109
PIMCO Global Advantage® Inflation-Linked Bond Active Exchange-Traded Fund	23,587	0	(23,756)	(5,290)	5,459	0	0	0
PIMCO Government Money Market Fund	71,004	1,876,992	(1,883,859)	(1)	0	64,136	652	0
PIMCO High Yield Fund	353,746	14,307	(257,481)	21,362	(21,359)	110,575	6,910	0
PIMCO High Yield Spectrum Fund	765,616	16,882	(482,076)	(13,890)	17,654	304,186	16,882	0
PIMCO Income Fund	1,215,313	217,161	(132,946)	(307)	3,042	1,302,263	61,947	0
PIMCO Investment Grade Corporate Bond Fund	611,314	42,162	(224,805)	(2,319)	3,160	429,512	21,721	1,968
PIMCO Long Duration Total Return Fund	214,262	42,050	(8,542)	(529)	(1,410)	245,831	9,902	6,074
PIMCO Long-Term Credit Fund	21,758	7,831	(30,445)	4,097	(3,241)	0	195	0
PIMCO Long-Term U.S. Government Fund	789,433	63,289	(104,470)	(4,986)	10,058	753,324	23,754	102
PIMCO Low Duration Fund	425,617	1,644,024	(1,245,113)	(1,142)	2	823,388	7,427	0
PIMCO Mortgage Opportunities Fund	135,362	10,439	(10,951)	51	557	135,458	4,947	0
PIMCO RAE Fundamental Advantage PLUS Fund	243,006	757,991	(4,460)	(146)	1,148	997,539	3,511	0
PIMCO RAE Fundamental Emerging Markets Fund	752,689	248,720	(13,290)	353	94,075	1,082,547	67,773	11,829
PIMCO RAE Fundamental PLUS EMG Fund	601,956	905,858	(5,090)	(78)	69,534	1,572,180	87,834	0
PIMCO RAE Fundamental PLUS International Fund	543,221	138,630	(402,770)	48,619	14,218	341,918	55,979	0
PIMCO RAE Low Volatility PLUS EMG Fund	2,122,183	88,383	(1,591,201)	42,443	103,919	765,727	88,384	0

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March 31, 2018

Underlying PIMCO Funds	Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2018	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO RAE Low Volatility PLUS Fund	$47,397	$8,639	$0	$0	$(4,327)	$51,709	$5,379	$3,259
PIMCO RAE Low Volatility PLUS International Fund	933,502	26,650	(658,589)	47,129	(1,165)	347,527	19,499	7,151
PIMCO RAE Worldwide Fundamental Advantage PLUS Fund	207,383	0	(205,490)	(5,389)	3,496	0	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	949,669	158,107	(399,146)	11,559	(45,453)	674,736	61,123	0
PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	0	197,499	0	0	(3,155)	194,344	104	0
PIMCO Real Return Asset Fund	80,324	10,812	(8,772)	(5)	669	83,028	1,760	0
PIMCO Real Return Fund	613,148	93,151	(183,284)	(2,141)	(6,413)	514,461	15,423	0
PIMCO RealEstateRealReturn Strategy Fund	326,989	601,594	(24,213)	(790)	(44,986)	858,594	8,927	0
PIMCO Senior Floating Rate Fund	469,747	330,998	(173,238)	(399)	(1,364)	625,744	27,411	0
PIMCO Short-Term Floating NAV Portfolio III	11	902,557	(902,410)	(2)	0	156	56	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	552,072	38,288	(24,888)	250	3,741	569,463	38,288	0
PIMCO StocksPLUS® International Fund (Unhedged)	75,867	67,681	0	0	6,892	150,440	7,447	1,834
PIMCO Total Return Fund	483,789	679,886	(333,945)	(3,924)	253	826,059	17,360	0
PIMCO TRENDS Managed Futures Strategy Fund	54,676	143	0	0	994	55,813	143	0
Totals	$18,872,382	$10,224,074	$(10,006,765)	$74,160	$640,638	$19,804,489	$895,038	$32,326

PIMCO All Asset All Authority Fund

Underlying PIMCO Funds	Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2018	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO CommoditiesPLUS® Strategy Fund	$343,642	$197,037	$(66,424)	$(1,234)	$26,071	$499,092	$58,058	$0
PIMCO CommodityRealReturn Strategy Fund®	54,073	46,202	(14,531)	(689)	(1,686)	83,369	5,983	0
PIMCO Credit Absolute Return Fund	18,281	205	(18,605)	629	(510)	0	205	0
PIMCO Diversified Income Fund	94,666	839	(96,812)	4,487	(3,180)	0	904	0
PIMCO Emerging Local Bond Fund	632,262	24,710	(172,935)	(38,956)	108,061	553,142	4,415	0
PIMCO Emerging Markets Currency Fund	1,054,287	36,022	(92,391)	(5,667)	73,603	1,065,854	26,350	0
PIMCO Extended Duration Fund	232,118	24,043	(86,367)	(3,099)	7,560	174,255	8,286	38

ANNUAL REPORT	MARCH 31, 2018	37

Notes to Financial Statements (Cont.)

Underlying PIMCO Funds	Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2018	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Global Advantage® Inflation-Linked Bond Active Exchange-Traded Fund	$19,219	$0	$(19,357)	$(4,310)	$4,448	$0	$0	$0
PIMCO Government Money Market Fund	35,002	1,167,618	(1,176,381)	(1)	0	26,238	278	0
PIMCO High Yield Fund	206,971	12,533	(186,247)	19,850	(18,643)	34,464	3,497	0
PIMCO High Yield Spectrum Fund	454,281	13,924	(305,948)	(10,609)	13,164	164,812	10,274	0
PIMCO Income Fund	555,596	162,416	(148,457)	(344)	1,580	570,791	30,602	0
PIMCO Investment Grade Corporate Bond Fund	274,362	16,921	(127,728)	(3,278)	2,545	162,822	7,111	651
PIMCO Long Duration Total Return Fund	92,339	14,906	(16,234)	(1,034)	499	90,476	3,738	2,300
PIMCO Long-Term Credit Fund	2,043	12	(2,120)	368	(303)	0	16	0
PIMCO Long-Term U.S. Government Fund	443,263	16,298	(245,878)	(3,066)	10,006	220,623	8,903	36
PIMCO Low Duration Fund	184,768	667,873	(445,112)	(147)	(90)	407,292	3,593	0
PIMCO Mortgage Opportunities Fund	71,630	2,567	(5,146)	48	287	69,386	2,567	0
PIMCO RAE Fundamental Advantage PLUS Fund	104,204	292,056	(3,789)	40	228	392,739	1,394	0
PIMCO RAE Fundamental Emerging Markets Fund	367,949	184,284	(16,281)	418	47,631	584,001	34,945	5,963
PIMCO RAE Fundamental International Fund	0	65,845	(1,674)	55	4,556	68,782	1,753	42
PIMCO RAE Fundamental PLUS EMG Fund	410,517	212,926	0	0	48,582	672,025	47,321	0
PIMCO RAE Fundamental PLUS International Fund	346,305	131,109	(366,221)	28,280	19,777	159,250	35,313	0
PIMCO RAE Low Volatility PLUS EMG Fund	962,450	38,124	(725,411)	23,143	40,673	338,979	38,125	0
PIMCO RAE Low Volatility PLUS Fund	134,537	56,228	(38,163)	5,549	(14,990)	143,161	11,154	6,746
PIMCO RAE Low Volatility PLUS International Fund	535,249	21,811	(306,801)	19,892	13,722	283,873	15,867	5,944
PIMCO RAE Worldwide Fundamental Advantage PLUS Fund	87,751	0	(86,949)	(83)	(719)	0	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	366,999	79,881	(145,087)	4,846	(17,851)	288,788	24,271	0
PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	0	150,692	0	0	(4,479)	146,213	44	0
PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	0	48,135	0	0	(1,360)	46,775	0	0
PIMCO Real Return Asset Fund	39,123	6,632	(28,584)	664	(683)	17,152	806	0
PIMCO Real Return Fund	212,556	8,592	(45,874)	(759)	(2,215)	172,300	4,896	0
PIMCO RealEstateRealReturn Strategy Fund	245,440	324,352	(40,444)	(2,037)	(25,834)	501,477	5,633	0
PIMCO Senior Floating Rate Fund	344,446	95,736	(86,589)	(157)	(634)	352,802	15,274	0
PIMCO Short-Term Floating NAV Portfolio III	633	293,319	(293,848)	0	0	104	19	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	310,610	21,383	(24,001)	500	2,017	310,509	21,384	0
PIMCO StocksPLUS® International Fund (Unhedged)	90,701	69,285	(48,522)	3,161	8,892	123,517	8,133	2,031
PIMCO StocksPLUS® Short Fund	1,795,161	527,050	(133,173)	(19,040)	(227,844)	1,942,154	40,262	0

38	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

March 31, 2018

Underlying PIMCO Funds	Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2018	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Total Return Fund	$229,066	$409,276	$(100,885)	$(858)	$(1,458)	$535,141	$7,563	$0
PIMCO TRENDS Managed Futures Strategy Fund	49,784	129	(1,183)	(234)	1,118	49,614	129	0
Totals	$11,402,284	$5,440,971	$(5,720,152)	$16,328 (2)	$112,541	$11,251,972	$489,066	$23,751
†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(2)

Net Realized Gain (Loss): Investments in Affiliates on the Statements of Operations includes an additional $80 related to class action proceeds received by Affiliated Funds previously held by the Fund.

(b) Investments in Securities

The Funds (and where applicable, certain Underlying PIMCO Funds) may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Exchange-Traded Funds  typically are index-based investment companies that hold substantially all of their assets in securities representing their specific index, but may also be actively-managed investment companies. Shares of ETFs trade throughout the day on an exchange and represent an investment in a portfolio of securities and other assets. As a shareholder of another investment company, the Funds (and Underlying PIMCO Funds) would bear their pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses the Funds (and Underlying PIMCO Funds) bear directly in connection with their own operations. Investments in ETFs entail certain risks; in particular, investments in index ETFs involve the risk that the ETF’s performance may not track the performance of the index the ETF is designed to track.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds (and where applicable, certain Underlying PIMCO Funds) may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below.

(a) Line of Credit  Consistent with its principal investment strategies, the PIMCO All Asset All Authority Fund (the “AAAA” Fund) has entered into an amended and restated secured credit agreement with State Street Bank & Trust Company and other commercial banks for investment purposes subject to the limitations of the 1940 Act. State Street Bank & Trust Company serves as both a bank and as an agent for the other banks that are parties to the agreement. All or a portion of the AAAA Fund’s securities are pledged as collateral under the agreement.

As of March 31, 2018, the credit agreement is comprised of both revolving and term-loan tranches. The AAAA Fund pays financing charges based on a combination of LIBOR-based variable plus a

ANNUAL REPORT	MARCH 31, 2018	39

Notes to Financial Statements (Cont.)

credit spread. The AAAA Fund also pays a fee of 0.15% per annum on the unused commitment amounts of the revolving line of credit. The commitment amount under the revolving and term-loan tranches are:

Tranches	Commitment Amount (in thousands)	Termination Date
2 Year Term	1,650,000	09/26/2018
1 Year, Monthly Revolver	825,000	09/24/2018
1 Year, Monthly Revolver	825,000	03/25/2019

Borrowings outstanding, if any, as of March 31, 2018 are disclosed as payable for line of credit on the Statements of Assets and Liabilities. Commitment, upfront and interest fees, if any, paid by the AAAA Fund in relation to the borrowings are disclosed as part of interest expense on the Statements of Operations.

The AAAA Fund’s borrowing activity under the agreement for the period ended March 31, 2018 was as follows (amounts in thousands†):

Average Outstanding Principal	Average Weighted Rate of Interest	Interest	Commitment and Upfront Fees	Outstanding Principal as of 03/31/2018
$3,300,000	2.03%	$68,304	$5,231	$3,300,000
†	A zero balance may reflect actual amounts rounding to less than one thousand.

(b) Repurchase Agreements  Under the terms of a typical repurchase agreement, a Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by a Fund’s (or Underlying PIMCO Funds) custodian or designated subcustodians under tri-party repurchase agreements and in certain instances will remain in custody with the counterparty. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

40	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

March 31, 2018

6. PRINCIPAL RISKS

The principal risks of investing in a Fund, which could adversely affect its net asset value, yield and total return, are listed below.

	PIMCO All Asset Fund	PIMCO All Asset All Authority Fund
Risks
Allocation	X	X
Fund of Funds	X	X
Market Trading	X	X
Municipal Project-Specific	X	X
Municipal Bond	X	X
Interest Rate	X	X
Call	X	X
Credit	X	X
High Yield	X	X
Distressed Company	X	X
Market	X	X
Issuer	X	X
Liquidity	X	X
Derivatives	X	X
Futures Contract	X	X
Model	X	X
Commodity	X	X
Equity	X	X
Mortgage-Related and Other Asset-Backed Securities	X	X
Foreign (Non-U.S.) Investment	X	X
Real Estate	X	X
Emerging Markets	X	X
Sovereign Debt	X	X
Currency	X	X
Leveraging	X	X
Smaller Company	X	X
Issuer Non-Diversification	X	X
Management	X	X
Short Exposure	X	X
Tax	X	X
Subsidiary	X	X
Value Investing	X	X
Arbitrage	X	X
Convertible Securities	X	X
Exchange-Traded Fund	X	X
Tracking Error	X	X
Indexing	X	X

ANNUAL REPORT	MARCH 31, 2018	41

Notes to Financial Statements (Cont.)

The principal risks of investing in a Fund include risks from direct investments and/or, for certain Funds that invest in Acquired Funds or Underlying PIMCO Funds, indirect exposure through investment in such Acquired Funds or Underlying PIMCO Funds. Please see “Description of Principal Risks” in a Fund’s prospectus for a more detailed description of the risks of investing in a Fund.

The following risks are principal risks of investing in a Fund.

Allocation Risk is the risk that a Fund could lose money as a result of less than optimal or poor asset allocation decisions. A Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

Fund of Funds is the risk that a Fund’s performance is closely related to the risks associated with the securities and other investments held by the Underlying PIMCO Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Underlying PIMCO Funds to achieve their investment objectives.

Leveraging Risk is the risk that certain transactions of a Fund, such as direct borrowing from banks, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing a Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

The following risks are principal risks of investing in a Fund that include risks from direct investments and/or indirect exposure through investment in Acquired Funds.

Market Trading Risk is the risk that an active secondary trading market for shares of a Fund that is an exchange-traded fund does not continue once developed, that such Fund may not continue to meet a listing exchange’s trading or listing requirements, or that such Fund’s shares trade at prices other than the Fund’s net asset value.

Municipal Project-Specific Risk is the risk that a Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of specific projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state.

Municipal Bond Risk is the risk that an Underlying PIMCO Fund may be affected significantly by the economic, regulatory or political developments affecting the ability of issuers of debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”) to pay interest or repay principal.

Interest Rate Risk is the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of

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reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that a Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that a Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Distressed Company Risk is the risk that securities of distressed companies may be subject to greater levels of credit, issuer and liquidity risk than a portfolio that does not invest in such securities. Securities of distressed companies include both debt and equity securities. Debt securities of distressed companies are considered predominantly speculative with respect to the issuers’ continuing ability to make principal and interest payments.

Market Risk is the risk that the value of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that a Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk is the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a Fund could lose more than the initial amount invested. A Fund’s use of derivatives may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with a Fund’s clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund’s use of

ANNUAL REPORT	MARCH 31, 2018	43

Notes to Financial Statements (Cont.)

derivatives and related instruments could potentially limit or impact a Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and a Fund’s performance.

Futures Contract Risk is the risk that, while the value of a futures contract tends to correlate with the value of the underlying asset that it represents, differences between the futures market and the market for the underlying asset may result in an imperfect correlation. Futures contracts may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying assets. The purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract.

Model Risk is the risk that a Fund’s investment models used in making investment allocation decisions, and the indexation methodologies used in constructing an underlying index for a Fund that seeks to track the investment results of such underlying index, may not adequately take into account certain factors and may result in a decline in the value of an investment in the Fund.

Commodity Risk is the risk that investing in commodity-linked derivative instruments may subject a Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Equity Risk is the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Real Estate Risk is the risk that a Fund’s investments in Real Estate Investment Trusts (“REITs”) or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund’s investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, privately traded REITs subject a Fund to liquidity and valuation risk.

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Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar and affect a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of a Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing a Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Smaller Company Risk is the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund’s investments in smaller companies subject it to greater levels of credit, market and issuer risk.

Issuer Non-Diversification Risk is the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified.”

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing a Fund. There is no guarantee that the investment objective of a Fund will be achieved.

Short Exposure Risk is the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to a Fund.

Tax Risk is the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of a Fund’s taxable income or gains and distributions.

Subsidiary Risk is the risk that, by investing in certain Underlying PIMCO Funds that invest in a subsidiary (each a “Subsidiary”), a Fund is indirectly exposed to the risks associated with a

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Notes to Financial Statements (Cont.)

Subsidiary’s investments. The Subsidiaries are not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of a Subsidiary will be achieved.

Value Investing Risk is the risk that a value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

Arbitrage Risk is the risk that securities purchased pursuant to an arbitrage strategy intended to take advantage of a perceived relationship between the value of two securities may not perform as expected.

Convertible Securities Risk is the risk that arises when convertible securities share both fixed income and equity characteristics. Convertible securities are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk.

Exchange-Traded Fund Risk is the risk that an exchange-traded fund may not track the performance of the index it is designed to track, market prices of shares of an exchange-traded fund may fluctuate rapidly and materially, or shares of an exchange-traded fund may trade significantly above or below net asset value, any of which may cause losses to a Fund invested in the exchange-traded fund.

Tracking Error Risk is the risk that the portfolio of a Fund that seeks to track the investment results of an underlying index may not closely track the underlying index for a number of reasons. A Fund incurs operating expenses, which are not applicable to the underlying index, and the costs of buying and selling securities, especially when rebalancing a Fund’s portfolio to reflect changes in the composition of the underlying index. Performance of a Fund and the underlying index may vary due to asset valuation differences and differences between the Fund’s portfolio and the underlying index due to legal restrictions, cost or liquidity restraints. The risk that performance of a Fund and the underlying index may vary may be heightened during periods of increased market volatility or other unusual market conditions. In addition, a Fund’s use of a representative sampling approach may cause the Fund to be less correlated to the return of the underlying index than if the Fund held all of the securities in the underlying index.

Indexing Risk is the risk that a Fund that seeks to track the investment results of an underlying index is negatively affected by general declines in the asset classes represented by the underlying index.

7. MASTER NETTING ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single

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Master Agreement with a counterparty. For financial reporting purposes the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission (“CFTC”). In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Schedules of Investments.

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Notes to Financial Statements (Cont.)

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fees and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Investment Advisory Fee	Supervisory and Administrative Fee
Fund Name	All Classes	Institutional Class	Class P	Administrative Class		Class A	Class C	Class R
PIMCO All Asset Fund	0.175%(1)	0.05%	0.15%	0.05%		0.25%	0.25%	0.25%
PIMCO All Asset All Authority Fund	0.20%(2)	0.05%	0.15%	0.05%	*	0.25%	0.25%	N/A
*	This particular share class has been registered with the SEC, but has not yet launched.
(1)

PIMCO has contractually agreed, through July 31, 2018, to reduce its Investment Advisory Fee to the extent that the Underlying PIMCO Fund expenses attributable to Investment Advisory and Supervisory and Administrative Fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds (as defined herein). PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(2)

PIMCO has contractually agreed, through July 31, 2018, to reduce its Investment Advisory Fee to the extent that the Underlying PIMCO Fund expenses attributable to Investment Advisory and Supervisory and Administrative Fees exceed 0.69% of the total assets invested in Underlying PIMCO Funds (as defined herein). PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. PIMCO and the Fund recently determined that the amounts due to be waived under this

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agreement were inadvertently miscalculated during a prior period, resulting in the PIMCO All Asset All Authority Fund bearing Underlying PIMCO Fund expenses attributable to Investment Advisory and Supervisory and Administrative Fees in excess of 0.69% of total assets invested in Underlying PIMCO Funds for that period. PIMCO has undertaken a process to reimburse shareholders affected by the miscalculation for the miscalculated fees, as well as an incremental amount representing estimated foregone performance, plus interest.

(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of each Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, a Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits a Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A
All Funds	—	0.25%
Class C
All Funds	0.75%	0.25%
Class R
All Funds	0.25%	0.25%

	Distribution and/or Servicing Fee
Administrative Class
All Funds	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund. For the period ended March 31, 2018, the Distributor retained $8,573,595 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including

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Notes to Financial Statements (Cont.)

audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) taxes and governmental fees; (ii) brokerage fees and commissions and other portfolio transaction expenses; (iii) the costs of borrowing money, including interest expense; (iv) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (v) extraordinary expense, including costs of litigation and indemnification expenses; (vi) organizational expenses; and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $152,300, plus $15,750 for each Board meeting attended in person, $775 ($2,025 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each Board meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $18,000 and each other committee chair receives an additional annual retainer of $4,500. Each Trustee, other than the Trustees affiliated with PIMCO, or its affiliates, receives $775 for each Valuation Oversight Committee meeting attended. In addition, the Valuation Oversight Committee co-leads together receive an additional retainer of $11,500, which amount is divided evenly among the co-leads so that each individually receives an additional annual retainer of $5,750. The Lead Independent Trustee receives an annual retainer of $13,000.

These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets except PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed to waive a portion of the Funds’ Supervisory and Administrative Fee, or reimburse each Fund, to the extent that each Fund’s organizational expenses and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of each Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Under certain conditions, PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. At March 31, 2018, there were no recoverable amounts.

(f) Acquired Fund Fees and Expenses  Underlying PIMCO Fund expenses, if any, will vary with changes in the expenses of the Underlying PIMCO Funds, as well as the allocation of the Funds’ assets.

PIMCO has contractually agreed, through July 31, 2018, to reduce the PIMCO All Asset Fund’s Investment Advisory Fee to the extent that the Underlying PIMCO Fund expenses attributable to Investment Advisory and Supervisory and Administrative Fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds. PIMCO has contractually agreed, through July 31, 2018, to

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reduce the AAAA Fund’s Investment Advisory Fee to the extent that the Underlying PIMCO Fund expenses attributable to Investment Advisory and Supervisory and Administrative Fees exceed 0.69% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup the PIMCO All Asset and AAAA Funds’ waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limitation of 0.64% and 0.69%, respectively. The recoverable amounts to PIMCO at March 31, 2018 were (amounts in thousands†):

	Expiring Within
Fund Name	12 months	13-24 months	23-36 months	Total
PIMCO All Asset Fund	$41,943	$26,610	$19,860	$88,413
PIMCO All Asset All Authority Fund	12,518	6,037	3,433	21,988
†	A zero balance may reflect actual amounts rounding to less than one thousand.

The waivers are reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended March 31, 2018, the Funds below waived the following fees (amounts in thousands†):

Fund Name	Waived Fees
PIMCO All Asset Fund	$19,860
PIMCO All Asset All Authority Fund	3,433
†	A zero balance may reflect actual amounts rounding to less than one thousand.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 8, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains

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Notes to Financial Statements (Cont.)

(which are generally taxed at ordinary income tax rates). The transaction costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2018, were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
PIMCO All Asset Fund	$0	$0	$7,548,183	$7,220,496
PIMCO All Asset All Authority Fund	0	0	4,028,981	4,249,923
†	A zero balance may reflect actual amounts rounding to less than one thousand.

12. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO All Asset Fund						PIMCO All Asset All Authority Fund
	Year Ended 03/31/2018				Year Ended 03/31/2017		Year Ended 03/31/2018				Year Ended 03/31/2017
	Shares		Amount		Shares	Amount	Shares		Amount		Shares	Amount

Receipts for shares sold
Institutional Class	209,624		$2,530,337		207,812	$2,340,527	96,964		$883,378		85,824	$710,914
Class P	21,093		255,126		18,870	213,628	32,091		289,134		32,683	275,618
Administrative Class	2,734		33,084		4,572	50,914	0		0		0	0
Class D	4,656		56,105		6,115	69,133	6,199		56,087		7,714	64,451
Class A	45,038	(a)	538,400	(a)	6,826	76,889	36,319	(b)	323,831	(b)	7,781	64,603
Class C	2,587		31,100		3,203	35,917	2,572		24,967		3,932	31,347
Class R	628		7,557		1,158	12,905	0		0		0	0

Issued as reinvestment of distributions
Institutional Class	60,506		728,828		43,745	486,267	33,163		295,001		20,713	173,108
Class P	2,025		24,461		1,246	13,889	4,439		39,524		2,381	19,919
Administrative Class	672		8,107		600	6,677	0		0		0	0
Class D	1,118		13,476		819	9,109	1,285		11,396		920	7,666
Class A	2,805		33,840		1,723	19,172	2,772		24,692		1,780	14,876
Class C	1,288		15,478		1,153	12,769	2,624		23,366		1,755	14,677
Class R	232		2,780		172	1,906	0		0		0	0
Cost of shares redeemed
Institutional Class	(239,934)		(2,892,738)		(420,574)	(4,715,640)	(140,335)		(1,253,998)		(192,487)	(1,626,513)
Class P	(11,970)		(144,847)		(14,951)	(167,780)	(27,231)		(243,359)		(36,985)	(312,651)
Administrative Class	(6,257)		(75,372)		(11,601)	(131,160)	0		0		0	0
Class D	(33,270	)(a)	(400,015	)(a)	(9,529)	(106,592)	(36,573	)(b)	(323,836	)(b)	(13,144)	(111,084)
Class A	(16,900)		(203,904)		(19,236)	(215,814)	(19,519)		(174,633)		(28,778)	(243,168)
Class C	(23,998)		(283,590)		(17,925)	(200,321)	(27,370)		(243,843)		(32,762)	(277,113)
Class R	(1,603)		(19,222)		(2,141)	(23,979)	0		0		0	0
Net increase (decrease) resulting from Fund share transactions	21,074		$258,991		(197,943)	$(2,211,584)	(32,600)		$(268,293)		(138,673)	$(1,193,350)
†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	On March 23, 2018, 24,665 Class D shares in the amount of $296,373 converted into Class A shares of the Fund.
(b)	On March 23, 2018, 24,255 Class D shares in the amount of $214,060 converted into Class A shares of the Fund.

52	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

March 31, 2018

13. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

14. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of March 31, 2018, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Funds, through the Underlying PIMCO Funds, may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative investments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private rulings in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. The IRS has also issued private rulings in which the IRS specifically concluded that income derived from investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on the reasoning in such rulings, each Fund, through the underlying PIMCO Funds, will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through any investments in a subsidiary.

It should be noted, however, that the IRS currently has suspended the issuance of such rulings. In addition, the IRS also recently issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the 1940 Act. The IRS has further issued

ANNUAL REPORT	MARCH 31, 2018	53

Notes to Financial Statements (Cont.)

proposed regulations that, if finalized, would generally treat a Fund’s income inclusion with respect to a Subsidiary as qualifying income only if there is a distribution out of the earnings and profits of a Subsidiary that are attributable to such income conclusion.

There can be no assurance that the IRS will not change its position relating to whether that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund or Underlying PIMCO Fund to operate as described in its Prospectus.

If, during a taxable year, the GMA Subsidiary’s and/or Underlying PIMCO Fund commodity subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Underlying PIMCO Fund as a deductible amount for income tax purposes. In the event the GMA Commodity Subsidiary’s (or Underlying fund commodity subsidiary) taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the GMA Fund or Underlying PIMCO Fund as income for Federal income tax purposes.

As of March 31, 2018, the components of distributable taxable earnings are as follows (amounts in thousands†):

	Undistributed Ordinary Income(1)	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(2)	Other Book-to-Tax Accounting Differences(3)	Accumulated Capital Losses(4)	Qualified Late-Year Loss Deferral - Capital(5)	Qualified Late-Year Loss Deferral - Ordinary(6)
PIMCO All Asset Fund	$9,154	$0	$663,188	$0	$(2,408,414)	$0	$0
PIMCO All Asset All Authority Fund	0	0	(971,097)	0	(4,703,057)	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Includes undistributed short-term capital gains, if any.
(2)	Adjusted for open wash sale loss deferrals for federal income tax purposes.
(3)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America.
(4)	Capital losses available to offset future net capital gains expire in varying amounts as shown below.
(5)	Capital losses realized during the period November 1, 2017 through March 31, 2018 which the Funds elected to defer to the following taxable year pursuant to income tax regulations.
(6)	Specified losses realized during the period November 1, 2017 through March 31, 2018 which the Funds elected to defer to the following taxable year pursuant to income tax regulations.

Under the Regulated Investment Company Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considereed all short-term under previous law.

54	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

March 31, 2018

As of March 31, 2018, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term
PIMCO All Asset Fund	$599,619	$1,808,795
PIMCO All Asset All Authority Fund	1,361,010	3,342,047

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of March 31, 2018, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(7)
PIMCO All Asset Fund	$19,141,301	$1,030,556	$(367,368)	$663,188
PIMCO All Asset All Authority Fund	12,223,068	663,790	(1,634,886)	(971,096)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to open wash sale loss deferrals.

For the fiscal years ended March 31, 2018 and March 31, 2017, respectively, the Funds made the following tax basis distributions (amounts in thousands†):

	March 31, 2018			March 31, 2017
	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)
PIMCO All Asset Fund	$919,597	$0	$0	$569,127	$0	$39,148
PIMCO All Asset All Authority Fund	419,707	0	9,303	225,499	0	26,528

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)	Includes short-term capital gains distributed, if any.
(9)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

15. SUBSEQUENT EVENTS

On February 13, 2018, the Board approved a proposal to change the name of Class P for all Funds of the Trust that offer such class to I-2. The name change occurred on April 27, 2018.

There were no other subsequent events identified that require recognition or disclosure.

ANNUAL REPORT	MARCH 31, 2018	55

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Funds and Shareholders of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund (two of the funds constituting PIMCO Funds, hereafter collectively referred to as the “Funds”) as of March 31, 2018, the related statements of operations for the year ended March 31, 2018, the statements of changes in net assets for each of the two years in the period ended March 31, 2018, and for PIMCO All Asset All Authority Fund the statement of cash flows for the year ended March 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2018, for PIMCO All Asset All Authority Fund, the results of its cash flows for the year then ended and each of the financial highlights for each of the five years in the period ended March 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2018 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Kansas City, Missouri

May 24, 2018

We have served as the auditor of one or more investment companies in PIMCO Funds since 1987.

56	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Currency Abbreviations:
USD (or $)	United States Dollar

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
RAFI	Research Affiliates Fundamental Index

Other Abbreviations:
TBA	To-Be-Announced

ANNUAL REPORT	MARCH 31, 2018	57

Federal Income Tax Information

(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Funds’ fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction  Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Funds’ dividend distribution that qualifies under tax law. The percentage of the following Funds’ Fiscal 2018 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below:

Qualified Dividend Income  Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentage of ordinary dividends paid during the fiscal year ended March 31, 2018 was designated as ‘qualified dividend income’ as defined in the Act subject to reduced tax rates in 2018:

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only)  Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2018 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2018 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s†)	Qualified Short-Term Capital Gain (000s†)
PIMCO All Asset Fund	0.00%	1.30%	$0	$0
PIMCO All Asset All Authority Fund	0.00%	1.69%	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2019, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2018.

58	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

Management of the Trust

(Unaudited)

The charts below identify the Trustees and executive officers of the Trust. Unless otherwise indicated, the address of all persons below is 650 Newport Center Drive, Newport Beach, CA 92660.

The Funds’ Statement of Additional Information includes more information about the Trustees and Officers. To request a free copy, call PIMCO at (888) 87-PIMCO or visit the Funds’ website at www.pimco.com.

Name, Year of Birth and Position Held with Trust*	Term of Office and Length of Time Served†	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Public Company and Investment Company Directorships Held by Trustee During the Past 5 Years
Interested Trustees[1]
Brent R. Harris (1959) Chairman of the Board and Trustee	02/1992 to present	Managing Director, PIMCO. Formerly, member of Executive Committee, PIMCO.	162	Chairman and Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT; Director, StocksPLUS® Management, Inc; and member of Board of Governors, Investment Company Institute.
Peter G. Strelow (1970) Trustee	05/2017 to present	Managing Director and Co-Chief Operating Officer, PIMCO. Formerly, Chief Administrative Officer, PIMCO.	141	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust.
Independent Trustees
George E. Borst (1948) Trustee	04/2015 to present	Executive Advisor, McKinsey & Company (since 10/14); Formerly, Executive Advisor, Toyota Financial Services (10/13-12/14); and CEO, Toyota Financial Services (1/01-9/13).	141	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust; Director, MarineMax Inc.
Jennifer Holden Dunbar (1963) Trustee	04/2015 to present	Managing Director, Dunbar Partners, LLC (business consulting and investments). Formerly, Partner, Leonard Green & Partners, L.P.	162	Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT; Director, PS Business Parks; Director, Big 5 Sporting Goods Corporation.
Kym M. Hubbard (1957) Trustee	02/2017 to present	Formerly, Global Head of Investments, Chief Investment Officer and Treasurer, Ernst & Young.	141	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust; Director, State Auto Financial Corporation.
Gary F. Kennedy (1955) Trustee	04/2015 to present	Formerly, Senior Vice President, General Counsel and Chief Compliance Officer, American Airlines and AMR Corporation (now American Airlines Group) (1/03-1/14).	141	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust.
Peter B. McCarthy (1950) Trustee	04/2015 to present	Formerly, Assistant Secretary and Chief Financial Officer, United States Department of Treasury; Deputy Managing Director, Institute of International Finance.	162	Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.
Ronald C. Parker (1951) Lead Independent Trustee	07/2009 to present Lead Independent Trustee - 02/2017 to present	Director of Roseburg Forest Products Company. Formerly, Chairman of the Board, The Ford Family Foundation; and President, Chief Executive Officer, Hampton Affiliates (forestry products).	162	Lead Independent Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust; Trustee, PIMCO Equity Series and PIMCO Equity Series VIT.

*	Unless otherwise noted, the information for the individuals listed is as of March 31, 2018.
[1]	Mr. Harris and Mr. Strelow are “interested persons” of the Trust (as that term is defined in the 1940 Act) because of their affiliations with PIMCO.
†	Trustees serve until their successors are duly elected and qualified.

ANNUAL REPORT	MARCH 31, 2018	59

Management of the Trust (Cont.)

Executive Officers

Name, Year of Birth and Position Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years*
Peter G. Strelow (1970) President	01/2015 to present Senior Vice President 11/2013 to 01/2015 Vice President 05/2008 to 11/2013	Managing Director and Co-Chief Operating Officer, PIMCO. President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Chief Administrative Officer, PIMCO.
David C. Flattum (1964) Chief Legal Officer	11/2006 to present	Managing Director and General Counsel, PIMCO. Chief Legal Officer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Formerly, Managing Director, Chief Operating Officer and General Counsel, Allianz Asset Management of America L.P.
Jennifer E. Durham (1970) Chief Compliance Officer	07/2004 to present	Managing Director and Chief Compliance Officer, PIMCO. Chief Compliance Officer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.
Brent R. Harris (1959) Senior Vice President	01/2015 to present President 03/2009 to 01/2015	Managing Director, PIMCO. Senior Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Formerly, member of Executive Committee, PIMCO.
Joshua D. Ratner (1976)** Vice President - Senior Counsel, Secretary	11/2013 to present Assistant Secretary 10/2007 to 01/2011	Executive Vice President and Deputy General Counsel, PIMCO. Chief Legal Officer, PIMCO Investments LLC. Vice President - Senior Counsel, Secretary, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Vice President, Secretary and Chief Legal Officer, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.
Ryan G. Leshaw (1980) Assistant Secretary	05/2012 to present	Senior Vice President and Senior Counsel, PIMCO. Assistant Secretary, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Associate, Willkie Farr & Gallagher LLP.
Wu-Kwan Kit (1981) Assistant Secretary	08/2017 to present	Vice President and Counsel, PIMCO. Assistant Secretary, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Assistant General Counsel, VanEck Associates Corp.
Stacie D. Anctil (1969) Vice President	05/2015 to present Assistant Treasurer 11/2003 to 05/2015	Executive Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.
William G. Galipeau (1974) Vice President	11/2013 to present	Executive Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.
Eric D. Johnson (1970)** Vice President	05/2011 to present	Executive Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.
Henrik P. Larsen (1970) Vice President	02/1999 to present	Senior Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.
Bijal Y. Parikh (1978) Vice President	02/2017 to present	Senior Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.
Greggory S. Wolf (1970) Vice President	05/2011 to present	Senior Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.
Trent W. Walker (1974) Treasurer	11/2013 to present Assistant Treasurer 05/2007 to 11/2013	Executive Vice President, PIMCO. Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.

60	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

(Unaudited)

Name, Year of Birth and Position Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years*
Erik C. Brown (1967) Assistant Treasurer	02/2001 to present	Executive Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.
Colleen D. Miller (1980)** Assistant Treasurer	02/2017 to present	Senior Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Vice President Cohen & Steers Capital Management.
Christopher M. Morin (1980) Assistant Treasurer	08/2016 to present	Senior Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.
Jason J. Nagler (1982)** Assistant Treasurer	05/2015 to present	Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Head of Mutual Fund Reporting, GMO and Assistant Treasurer, GMO Trust and GMO Series Trust Funds.

*

The term “PIMCO-Sponsored Closed-End Funds” as used herein includes: PIMCO California Municipal Income Fund, PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III, PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO New York Municipal Income Fund, PIMCO New York Municipal Income Fund II, PIMCO New York Municipal Income Fund III, PCM Fund Inc., PIMCO Corporate & Income Opportunity Fund, PIMCO Corporate & Income Strategy Fund, PIMCO Dynamic Credit and Mortgage Income Fund, PIMCO Dynamic Income Fund, PIMCO Global StocksPLUS® & Income Fund, PIMCO High Income Fund, PIMCO Income Opportunity Fund, PIMCO Income Strategy Fund, PIMCO Income Strategy Fund II and PIMCO Strategic Income Fund, Inc.; the term “PIMCO-Sponsored Interval Funds” as used herein includes: PIMCO Flexible Credit Income Fund and PIMCO Flexible Municipal Income Fund.

**	The address of these officers is Pacific Investment Management Company LLC, 1633 Broadway, New York, New York 10019.

ANNUAL REPORT	MARCH 31, 2018	61

Privacy Policy1

The Funds2,3 consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ non-public personal information. The Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers or sub-advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial advisor or consultant, and/or from information captured on applicable websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any non-public personal information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Funds or their affiliates may also retain non-affiliated companies to market Fund shares or products which use Fund shares and enter into joint marketing arrangements with them and other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm and/or financial advisor or consultant.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal or account information to non-affiliated third parties in limited circumstances where the Funds believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to protect their rights or property, or upon reasonable request by any fund advised by PIMCO in which a shareholder has invested. In addition, the Funds may disclose information about a shareholder or a shareholder’s accounts to a non-affiliated third party at the shareholder’s request or with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing shareholders’ accounts, and subject to applicable law may provide shareholders with information about products and services that the Funds or their Advisers, distributors or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds may share may include, for example, a shareholder’s participation in the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), information about the Funds’ experiences or transactions with a shareholder, information captured on applicable websites, or other data about a shareholder’s accounts, subject

62	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

(Unaudited)

to applicable law. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have implemented procedures that are designed to restrict access to a shareholder’s non-public personal information to internal personnel who need to know that information to perform their jobs, such as servicing shareholder accounts or notifying shareholders of new products or services. Physical, electronic and procedural safeguards are in place to guard a shareholder’s non-public personal information.

Information Collected from Websites

Websites maintained by the Funds or their service providers may use a variety of technologies to collect information that help the Funds and their service providers understand how the website is used. Information collected from your web browser (including small files stored on your device that are commonly referred to as “cookies”) allow the websites to recognize your web browser and help to personalize and improve your user experience and enhance navigation of the website. In addition, the Funds or their Service Affiliates may use third parties to place advertisements for the Funds on other websites, including banner advertisements. Such third parties may collect anonymous information through the use of cookies or action tags (such as web beacons). The information these third parties collect is generally limited to technical and web navigation information, such as your IP address, web pages visited and browser type, and does not include personally identifiable information such as name, address, phone number or email address. If you are a registered user of the Funds’ website, the Funds or their service providers or third party firms engaged by the Funds or their service providers may collect or share information submitted by you, which may include personally identifiable information. This information can be useful to the Funds when assessing and offering services and website features. You can change your cookie preferences by changing the setting on your web browser to delete or reject cookies. If you delete or reject cookies, some website pages may not function properly. The Funds do not look for web browser “do not track” requests.

Changes to the Privacy Policy

From time to time, the Funds may update or revise this privacy policy. If there are changes to the terms of this privacy policy, documents containing the revised policy on the relevant website will be updated.

1 Amended as of February 14, 2017.

2 PIMCO Investments LLC (“PI”) serves as the Funds’ distributor. This Privacy Policy applies to the activities of PI to the extent that PI regularly effects or engages in transactions with or for a Fund shareholder who is the record owner of such shares. For purposes of this Privacy Policy, references to “the Funds” shall include PI when acting in this capacity.

3 When distributing this Policy, a Fund may combine the distribution with any similar distribution of its investment adviser’s privacy policy. The distributed, combined policy may be written in the first person (i.e., by using “we” instead of “the Funds”).

ANNUAL REPORT	MARCH 31, 2018	63

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Investment Sub-Adviser

Research Affiliates, LLC

620 Newport Center Drive, Suite 900

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

DST Asset Manager Solutions, Inc.

Institutional Class, Class P, Administrative Class

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

DST Asset Manager Solutions, Inc.

Class A, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PF3010AR_033118

PIMCO Funds

Annual Report

March 31, 2018

PIMCO CommodityRealReturn Strategy Fund®

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

Following is the PIMCO Funds Annual Report, which covers the 12-month reporting period ended March 31, 2018. On the subsequent pages you will find specific details regarding investment results and a discussion of factors that most affected performance over the reporting period.

For the 12-month reporting period ended March 31, 2018

The U.S. economy continued to expand during the reporting period. Looking back, U.S. gross domestic product (GDP) expanded at an annual pace of 3.1%, 3.2% and 2.9% during the second, third and fourth quarters of 2017, respectively. The Commerce Department’s initial reading — released after the reporting period had ended — showed that first quarter 2018 GDP grew at an annual pace of 2.3%.

The Federal Reserve (Fed) continued to normalize monetary policy during the reporting period. After raising interest rates in March and June 2017, the Fed again raised rates in December, moving the federal funds rate up to a range between 1.25% and 1.50%. In addition, in October 2017, the Fed started to reduce its balance sheet. Finally, at its March 2018 meeting, the Fed again increased rates to a range between 1.50% and 1.75%. The Fed also indicated that it expected to make two additional rate hikes in 2018, although this will be data-dependent.

Economic activity outside the U.S. also accelerated during the reporting period. Regardless, the European Central Bank (ECB) and Bank of Japan maintained their highly accommodative monetary policies. Other central banks took a more hawkish stance. In November 2017, the Bank of England instituted its first rate hike since 2007, and the Bank of Canada raised rates twice during the reporting period. Meanwhile, the ECB indicated that it may pare back its quantitative easing program in 2018.

The U.S. Treasury yield curve flattened during the reporting period, as short-term rates moved up more than their longer-term counterparts. The increase in rates at the short end of the yield curve was mostly due to Fed interest rate hikes. The yield on the benchmark 10-year U.S. Treasury note was 2.74% at the end of the reporting period, up from 2.40% on March 31, 2017. U.S. Treasuries, as measured by the Bloomberg Barclays U.S. Treasury Index, returned 0.43% over the 12 months ended March 31, 2018. Meanwhile the Bloomberg Barclays U.S. Aggregate Bond Index, a widely used index of U.S. investment grade bonds, returned 1.20% over the period. Riskier fixed income asset classes, including high yield corporate bonds and emerging market debt, outperformed the broad U.S. market. While there were periods of volatility, they performed well given overall solid investor demand. The ICE BofAML U.S. High Yield Index returned 3.69% over the reporting period, whereas emerging market external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 3.34% over the reporting period. Emerging market local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 12.99% over the reporting period.

2	PIMCO COMMODITYREALRETURN STRATEGY FUND®

Global equities generally rose over the first 10 months of the period. This rally was driven by a number of factors, including improving global growth, corporate profits that often exceeded expectations and, in the U.S., optimism surrounding the passage of a tax reform bill in December 2017. However, a portion of those gains were given back during the final two months of the period. This was partially due to concerns over less accommodative central bank policies and fears of a trade war. All told, U.S. equities, as represented by the S&P 500 Index, returned 13.99% over the reporting period. Emerging market equities, as measured by the MSCI Emerging Markets Index, returned 24.93% over the period, whereas global equities, as represented by the MSCI World Index, returned 13.59%. Elsewhere, Japanese equities, as represented by the Nikkei 225 Index, returned 15.50% over the reporting period and European equities, as represented by the MSCI Europe Index, returned -0.43%.

Commodity prices fluctuated but generally moved higher during the 12 months ended March 31, 2018. When the reporting period began, crude oil was approximately $51 a barrel. By the end of the period it was roughly $65 a barrel. This ascent was driven in part by planned and observed production cuts by OPEC and the collapse in Venezuelan oil production, as well as good global growth maintaining demand. Elsewhere, gold and copper prices also moved higher over the reporting period.

Finally, during the reporting period, there were periods of volatility in the foreign exchange markets, possibly due, at least in part, to signs of improving global growth, decoupling central bank policies, and a number of geopolitical events. The U.S. dollar generally weakened against other major currencies over the reporting period. For example, the U.S. dollar fell 15.05%, 12.16% and 4.55% versus the euro, British pound and Japanese yen, respectively, during the 12 months ended March 31, 2018.

Thank you for the assets you have placed with us. We deeply value your trust, and we work diligently to meet your broad investment needs. For any questions regarding your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO. We also invite you to visit our website at www.pimco.com to learn more about our global viewpoints.

Sincerely, Brent R. Harris Chairman of the Board PIMCO Funds May 24, 2018

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

ANNUAL REPORT	MARCH 31, 2018	3

Important Information About the PIMCO CommodityRealReturn Strategy Fund®

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO CommodityRealReturn Strategy Fund® (the “Fund”).

The Fund is intended for long-term investors and an investment in the Fund should be no more than a small part of a typical diversified portfolio. The Fund’s share price is expected to be more volatile than that of other funds. The Fund may invest directly or indirectly (through investment in a wholly-owned subsidiary) in commodity-linked derivative instruments and/or notes which may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments and/or notes may be affected by overall market movements, and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, and international economic, political or regulatory developments.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Fund are likely to decrease in value. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Fund may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the U.S. and many parts of the world, including certain European countries, are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014 and has begun, and may continue, to raise interest rates. To the extent the Fed continues to raise interest rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact the Fund’s performance or cause the Fund to incur losses. As a result, the Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Fund may be subject to various risks as described in the Fund’s prospectus and in the Principal Risks in the Notes to Financial Statements.

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

On the Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. The Cumulative Returns chart and Average Annual Total Return table

4	PIMCO COMMODITYREALRETURN STRATEGY FUND®

reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. Class C shares are subject to a 1% CDSC, which may apply in the first year. The Cumulative Returns chart reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class A, Class C and Class R shares, if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The minimum initial investment amount for Institutional Class, Class P and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A and Class C shares is $1,000. There is no minimum initial investment for Class R shares. The Fund measures its performance against at least one broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance average of funds that are tracked by Lipper that have the same fund classification. The benchmark index and Lipper Average do not take into account fees, expenses or taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. There is no assurance that the Fund, even if the Fund has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) the Fund’s total return in excess of that of the Fund’s benchmark between reporting periods or 2) the Fund’s total return in excess of the Fund’s historical returns between reporting periods. Unusual performance is defined as a significant change in the Fund’s performance as compared to one or more previous reporting periods.

The following table discloses the inception dates of the Fund and its respective share classes along with the Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	Class P*	Administrative Class	Class A**	Class C	Class R	Diversification Status
PIMCO CommodityRealReturn Strategy Fund®	06/28/02	06/28/02	04/30/08	02/14/03	11/29/02	11/29/02	03/12/10	Diversified

*	See the Subsequent Events Note in the Notes to Financial Statements for information regarding the name of Class P.
**	Effective March 23, 2018, Class D shares were automatically converted into Class A shares of the same Fund.

An investment in the Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. It is possible to lose money on investments in the Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Fund. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Fund’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the

ANNUAL REPORT	MARCH 31, 2018	5

Important Information About the PIMCO CommodityRealReturn Strategy Fund® (Cont.)

Fund creates a contract between or among any shareholder of the Fund, on the one hand, and the Trust, the Fund, a service provider to the Trust or the Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Trust files a complete schedule of the Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. A copy of the Fund’s Form N-Q is also available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Fund’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

6	PIMCO COMMODITYREALRETURN STRATEGY FUND®

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ANNUAL REPORT	MARCH 31, 2018	7

PIMCO CommodityRealReturn Strategy Fund®

Cumulative Returns Through March 31, 2018

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Average Annual Total Return for the period ended March 31, 2018
	1 Year	5 Years	10 Years	Fund Inception (06/28/02)
PIMCO CommodityRealReturn Strategy Fund® Institutional Class	4.06%	(9.36)%	(6.52)%	2.96%
PIMCO CommodityRealReturn Strategy Fund® Class P	3.99%	(9.44)%	(6.60)%	2.86%
PIMCO CommodityRealReturn Strategy Fund® Administrative Class	3.80%	(9.57)%	(6.75)%	2.70%
PIMCO CommodityRealReturn Strategy Fund® Class A	3.67%	(9.76)%	(6.95)%	2.47%
PIMCO CommodityRealReturn Strategy Fund® Class A (adjusted)	(2.06)%	(10.79)%	(7.47)%	2.11%
PIMCO CommodityRealReturn Strategy Fund® Class C	2.76%	(10.46)%	(7.65)%	1.70%
PIMCO CommodityRealReturn Strategy Fund® Class C (adjusted)	1.81%	(10.46)%	(7.65)%	1.70%
PIMCO CommodityRealReturn Strategy Fund® Class R	3.40%	(9.98)%	(7.25)%	2.04%
Bloomberg Commodity Index Total Return	3.71%	(8.32)%	(7.71)%	0.42%
Lipper Commodities General Funds Average	6.00%	(7.72)%	(8.88)%	2.96%♦

All Fund returns are net of fees and expenses.

♦ Average annual total return since 06/30/2002.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratio in effect as of period end, which includes the Acquired Fund Fees and Expenses (Commodity Subsidiary Expenses), were 1.07% for Institutional Class shares, 1.17% for Class P shares, 1.32% for Administrative Class shares, 1.52% for Class A shares, 2.27% for Class C shares, and 1.77% for Class R shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

8	PIMCO COMMODITYREALRETURN STRATEGY FUND®

Institutional Class - PCRIX	Class P - PCRPX	Administrative Class - PCRRX	Class A - PCRAX
Class C - PCRCX	Class R - PCSRX

Allocation Breakdown as of 03/31/2018†§

U.S. Treasury Obligations	70.1%
U.S. Government Agencies	9.5%
Sovereign Issues	7.3%
Short-Term Instruments‡	6.4%
Corporate Bonds & Notes	3.6%
Asset-Backed Securities	2.0%
Non-Agency Mortgage-Backed Securities	1.1%

†	% of Investments, at value.
§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.
‡	Includes Central Funds Used for Cash Management Purposes.

Investment Objective and Strategy Overview

PIMCO CommodityRealReturn Strategy Fund® seeks maximum real return, consistent with prudent investment management, by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. “Real Return” equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. The Fund invests in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures and options on futures that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Exposure to commodities benefited absolute performance as commodities, measured by the Bloomberg Commodity Index Total Return, posted gains over the reporting period.

»	Underweight exposure to the intermediate part of the U.K. nominal yield curve benefited relative performance, as respective yields moved higher.

»	Exposure to residential mortgage-backed securities (RMBS) benefited relative performance, as these securities posted gains.
»

Overweight to U.S. breakeven inflation (BEI) spreads (or the yield differential between U.S. nominal Treasuries and like-maturity U.S. Treasury Inflation-Protected Securities (TIPS)) benefited relative performance, as breakeven inflation spreads widened.

»

The Fund’s construction, which utilizes 1-5 Year U.S. TIPS as collateral backing a portion of the Fund’s commodity exposure, detracted from relative performance, as the front end of the yield curve experienced a more pronounced move higher.

»	Exposure to U.K. index-linked gilts detracted from relative performance, as U.K. real yields moved higher.

ANNUAL REPORT	MARCH 31, 2018	9

Expense Example PIMCO CommodityRealReturn Strategy Fund® (Consolidated)

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from October 1, 2017 to March 31, 2018 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any Acquired Fund Fees and Expenses or transactional costs, such as sales charges (loads) on purchase payments and exchange fees, if any. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (10/01/17)	Ending Account Value (03/31/18)	Expenses Paid During Period*	Beginning Account Value (10/01/17)	Ending Account Value (03/31/18)	Expenses Paid During Period*	Net Annualized Expense Ratio**
Institutional Class	$1,000.00	$1,050.30	$6.80	$1,000.00	$1,018.30	$6.69	1.33%
Class P	1,000.00	1,050.10	7.31	1,000.00	1,017.80	7.19	1.43
Administrative Class	1,000.00	1,049.00	8.07	1,000.00	1,017.05	7.95	1.58
Class A	1,000.00	1,048.60	9.09	1,000.00	1,016.06	8.95	1.78
Class C	1,000.00	1,042.20	12.88	1,000.00	1,012.32	12.69	2.53
Class R	1,000.00	1,045.80	10.35	1,000.00	1,014.81	10.20	2.03

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

10	PIMCO COMMODITYREALRETURN STRATEGY FUND®

Benchmark Descriptions

Index*	Benchmark Descriptions

Bloomberg Commodity Index Total Return	Bloomberg Commodity Index Total Return is an unmanaged index composed of futures contracts on a number of physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. The futures exposures of the benchmark are collateralized by US T-bills.

*	It is not possible to invest directly in an unmanaged index.

ANNUAL REPORT	MARCH 31, 2018	11

Financial Highlights PIMCO CommodityRealReturn Strategy Fund® (Consolidated)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year Ended^:	Net Asset Value Beginning of Year	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total(b)
Institutional Class
03/31/2018	$6.99	$0.14	$0.12	$0.26	$(0.50)	$0.00	$0.00	$(0.50)
03/31/2017	6.42	0.19	0.50	0.69	(0.12)	0.00	0.00	(0.12)
03/31/2016~	8.50	0.16	(1.91)	(1.75)	(0.33)	0.00	0.00	(0.33)
03/31/2015~	11.82	(0.02)	(3.26)	(3.28)	(0.04)	0.00	0.00	(0.04)
03/31/2014~	13.14	0.10	(1.14)	(1.04)	(0.04)	(0.18)	(0.06)	(0.28)

Class P
03/31/2018	6.97	0.13	0.12	0.25	(0.49)	0.00	0.00	(0.49)
03/31/2017	6.40	0.18	0.50	0.68	(0.11)	0.00	0.00	(0.11)
03/31/2016~	8.48	0.15	(1.90)	(1.75)	(0.33)	0.00	0.00	(0.33)
03/31/2015~	11.78	(0.02)	(3.24)	(3.26)	(0.04)	0.00	0.00	(0.04)
03/31/2014~	13.12	0.08	(1.14)	(1.06)	(0.04)	(0.18)	(0.06)	(0.28)

Administrative Class
03/31/2018	6.87	0.12	0.11	0.23	(0.48)	0.00	0.00	(0.48)
03/31/2017	6.31	0.17	0.49	0.66	(0.10)	0.00	0.00	(0.10)
03/31/2016~	8.36	0.11	(1.84)	(1.73)	(0.32)	0.00	0.00	(0.32)
03/31/2015~	11.64	(0.06)	(3.18)	(3.24)	(0.04)	0.00	0.00	(0.04)
03/31/2014~	12.96	0.08	(1.14)	(1.06)	(0.02)	(0.18)	(0.06)	(0.26)

Class A
03/31/2018	6.84	0.11	0.11	0.22	(0.47)	0.00	0.00	(0.47)
03/31/2017	6.28	0.15	0.50	0.65	(0.09)	0.00	0.00	(0.09)
03/31/2016~	8.34	0.11	(1.86)	(1.75)	(0.31)	0.00	0.00	(0.31)
03/31/2015~	11.62	(0.02)	(3.24)	(3.26)	(0.02)	0.00	0.00	(0.02)
03/31/2014~	12.96	0.04	(1.12)	(1.08)	(0.02)	(0.18)	(0.06)	(0.26)

Class C
03/31/2018	6.53	0.06	0.10	0.16	(0.44)	0.00	0.00	(0.44)
03/31/2017	6.02	0.10	0.47	0.57	(0.06)	0.00	0.00	(0.06)
03/31/2016~	8.02	0.06	(1.78)	(1.72)	(0.28)	0.00	0.00	(0.28)
03/31/2015~	11.22	(0.12)	(3.08)	(3.20)	(0.00)	0.00	0.00	(0.00)
03/31/2014~	12.60	(0.04)	(1.12)	(1.16)	(0.00)	(0.18)	(0.04)	(0.22)

Class R
03/31/2018	6.70	0.09	0.11	0.20	(0.46)	0.00	0.00	(0.46)
03/31/2017	6.16	0.14	0.48	0.62	(0.08)	0.00	0.00	(0.08)
03/31/2016~	8.20	0.07	(1.81)	(1.74)	(0.30)	0.00	0.00	(0.30)
03/31/2015~	11.44	(0.10)	(3.12)	(3.22)	(0.02)	0.00	0.00	(0.02)
03/31/2014~	12.78	(0.02)	(1.06)	(1.08)	(0.04)	(0.18)	(0.04)	(0.26)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
~	A one for two reverse share split, effective August 7, 2015, has been retroactively applied.
(a)	Per share amounts based on average number of shares outstanding during the year.
(b)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

12	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year	Total Return	Net Assets End of Year (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$6.75	4.06%	$5,204,406	1.24%	1.39%	0.74%	0.89%	2.05%	148%
6.99	10.77	5,158,453	0.92	1.07	0.74	0.89	2.63	176
6.42	(20.32)	4,073,061	0.93	1.08	0.74	0.89	2.07	111
8.50	(27.79)	7,735,400	0.79	0.94	0.74	0.89	(0.24)	123
11.82	(7.76)	10,213,578	0.76	0.90	0.74	0.88	0.77	49

6.73	3.99	604,721	1.34	1.49	0.84	0.99	1.97	148
6.97	10.69	576,288	1.02	1.17	0.84	0.99	2.58	176
6.40	(20.42)	524,203	1.03	1.18	0.84	0.99	1.96	111
8.48	(27.75)	968,672	0.89	1.04	0.84	0.99	(0.25)	123
11.78	(7.97)	1,475,090	0.86	1.00	0.84	0.98	0.75	49

6.62	3.80	76,612	1.49	1.64	0.99	1.14	1.80	148
6.87	10.48	84,054	1.17	1.32	0.99	1.14	2.45	176
6.31	(20.43)	162,090	1.18	1.33	0.99	1.14	1.55	111
8.36	(27.97)	211,832	1.04	1.19	0.99	1.14	(0.54)	123
11.64	(7.99)	279,586	1.01	1.15	0.99	1.13	0.66	49

6.59	3.67	486,359	1.69	1.84	1.19	1.34	1.65	148
6.84	10.37	281,346	1.37	1.52	1.19	1.34	2.24	176
6.28	(20.74)	311,023	1.38	1.53	1.19	1.34	1.48	111
8.34	(28.12)	465,278	1.24	1.39	1.19	1.34	(0.24)	123
11.62	(8.22)	986,197	1.21	1.35	1.19	1.33	0.37	49

6.25	2.76	54,896	2.44	2.59	1.94	2.09	0.89	148
6.53	9.43	101,272	2.12	2.27	1.94	2.09	1.49	176
6.02	(21.31)	115,569	2.13	2.28	1.94	2.09	0.87	111
8.02	(28.52)	210,994	1.99	2.14	1.94	2.09	(1.09)	123
11.22	(9.03)	421,498	1.96	2.10	1.94	2.08	(0.34)	49

6.44	3.40	41,291	1.94	2.09	1.44	1.59	1.35	148
6.70	10.03	43,511	1.62	1.77	1.44	1.59	2.01	176
6.16	(20.97)	48,171	1.63	1.78	1.44	1.59	1.03	111
8.20	(28.25)	50,491	1.49	1.64	1.44	1.59	(1.05)	123
11.44	(8.38)	54,824	1.46	1.60	1.44	1.58	(0.20)	49

ANNUAL REPORT	MARCH 31, 2018	13

Consolidated Statement of Assets and Liabilities PIMCO CommodityRealReturn Strategy Fund®

(Amounts in thousands†, except per share amounts)
Assets:
Investments, at value
Investments in securities*	$9,630,122
Investments in Affiliates	249
Financial Derivative Instruments
Exchange-traded or centrally cleared	5,349
Over the counter	48,657
Cash	49
Deposits with counterparty	12,467
Foreign currency, at value	10,770
Receivable for investments sold	1,979
Receivable for investments sold on a delayed-delivery basis	1,752
Receivable for TBA investments sold	961,150
Receivable for Fund shares sold	6,259
Interest and/or dividends receivable	18,299
Dividends receivable from Affiliates	100
Reimbursement receivable from PIMCO	788
Total Assets	10,697,990

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$2,168,894
Payable for sale-buyback transactions	139,545
Payable for short sales	123,138
Financial Derivative Instruments
Exchange-traded or centrally cleared	12,540
Over the counter	33,136
Payable for investments purchased	9,160
Payable for investments in Affiliates purchased	100
Payable for TBA investments purchased	1,718,805
Deposits from counterparty	11,667
Payable for Fund shares redeemed	7,128
Accrued investment advisory fees	3,324
Accrued supervisory and administrative fees	1,794
Accrued distribution fees	101
Accrued servicing fees	90
Other liabilities	283
Total Liabilities	4,229,705

Net Assets	$6,468,285

Net Assets Consist of:
Paid in capital	$6,799,894
Undistributed (overdistributed) net investment income	231,112
Accumulated undistributed net realized gain (loss)	(529,569)
Net unrealized appreciation (depreciation)	(33,152)
Net Assets	$6,468,285

Cost of investments in securities	$9,689,422
Cost of investments in Affiliates	$249
Cost of foreign currency held	$10,795
Proceeds received on short sales	$122,842
Cost or premiums of financial derivative instruments, net	$(7,985)

* Includes repurchase agreements of:	$11,891

†	A zero balance may reflect actual amounts rounding to less than one thousand.

14	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

March 31, 2018

Net Assets:
Institutional Class	$5,204,406
Class P	604,721
Administrative Class	76,612
Class A	486,359
Class C	54,896
Class R	41,291
Shares Issued and Outstanding:
Institutional Class	771,001
Class P	89,890
Administrative Class	11,574
Class A	73,852
Class C	8,778
Class R	6,412
Net Asset Value Per Share Outstanding:
Institutional Class	$6.75
Class P	6.73
Administrative Class	6.62
Class A	6.59
Class C	6.25
Class R	6.44

ANNUAL REPORT	MARCH 31, 2018	15

Consolidated Statement of Operations PIMCO CommodityRealReturn Strategy Fund®

Year Ended March 31, 2018
(Amounts in thousands†)

Investment Income:
Interest	$207,510
Dividends from Investments in Affiliates	704
Total Income	208,214

Expenses:
Investment advisory fees	37,581
Supervisory and administrative fees	20,301
Distribution and/or servicing fees - Administrative Class	201
Distribution and/or servicing fees - Class D	591 (a)
Distribution fees - Class C	473
Distribution fees - Class R	104
Servicing fees - Class A	705
Servicing fees - Class C	158
Servicing fees - Class R	104
Trustee fees	44
Interest expense	31,816
Total Expenses	92,078
Waiver and/or Reimbursement by PIMCO	(9,425)
Net Expenses	82,653

Net Investment Income (Loss)	125,561

Net Realized Gain (Loss):
Investments in securities	(13,461)
Investments in Affiliates	(1)
Exchange-traded or centrally cleared financial derivative instruments	53,217
Over the counter financial derivative instruments	168,179
Short sales	8
Foreign currency	195

Net Realized Gain (Loss)	208,137

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	(72,386)
Exchange-traded or centrally cleared financial derivative instruments	(14,247)
Over the counter financial derivative instruments	(15,132)
Foreign currency assets and liabilities	1,230

Net Change in Unrealized Appreciation (Depreciation)	(100,535)

Net Increase (Decrease) in Net Assets Resulting from Operations	$233,163

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Class D shares converted into Class A shares on March 23, 2018, and are no longer available for purchase or as an exchange.

16	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

Consolidated Statements of Changes in Net Assets PIMCO CommodityRealReturn Strategy Fund®

(Amounts in thousands†)	Year Ended March 31, 2018		Year Ended March 31, 2017
Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$125,561		$164,919
Net realized gain (loss)	208,137		385,973
Net change in unrealized appreciation (depreciation)	(100,535)		63,416

Net Increase (Decrease) in Net Assets Resulting from Operations	233,163		614,308

Distributions to Shareholders:
From net investment income
Institutional Class	(373,518)		(87,407)
Class P	(39,937)		(8,957)
Administrative Class	(5,913)		(1,356)
Class D	(17,199	)(a)	(3,873)
Class A	(20,127)		(3,969)
Class C	(4,360)		(930)
Class R	(2,960)		(525)

Total Distributions(b)	(464,014)		(107,017)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	167,301		509,189

Total Increase (Decrease) in Net Assets	(63,550)		1,016,480

Net Assets:
Beginning of year	6,531,835		5,515,355
End of year*	$6,468,285		$6,531,835

*Including undistributed (overdistributed) net investment income of:	$231,112		$395,408

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)	Class D shares converted into Class A shares on March 23, 2018, and are no longer available for purchase or as an exchange.
(b)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

ANNUAL REPORT	MARCH 31, 2018	17

Consolidated Statement of Cash Flows CommodityRealReturn Strategy Fund®

Year Ended March 31, 2018 (Amounts in thousands†)
Cash Flows Provided by (Used for) Operating Activities:
Net increase (decrease) in net assets resulting from operations	$233,163

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:
Purchases of long-term securities	(14,383,747)
Proceeds from sales of long-term securities	12,874,895
(Purchases) Proceeds from sales of short-term portfolio investments, net	26,828
(Increase) decrease in deposits with counterparty	(5,957)
(Increase) decrease in receivable for investments sold	(664,641)
(Increase) decrease in interest and/or dividends receivable	(21)
(Increase) decrease in dividends receivable from Affiliates	(33)
Proceeds from (Payments on) exchange-traded or centrally cleared financial derivative instruments	41,822
Proceeds from (Payments on) over the counter financial derivative instruments	174,076
Increase (Decrease) in reimbursement receivable from PIMCO	(28)
Increase (decrease) in payable for investments purchased	1,246,076
Increase (decrease) in deposits from counterparty	(66,816)
Increase (decrease) in accrued investment advisory fees	(102)
Increase (decrease) in accrued supervisory and administrative fees	(81)
Increase (decrease) in accrued distribution fees	(62)
Increase (decrease) in accrued servicing fees	(8)
Proceeds from (Payments on) short sales transactions, net	110,351
Proceeds from (Payments on) foreign currency transactions	1,425
Increase (decrease) in other liabilities	(10)
Net Realized (Gain) Loss
Investments in securities	13,461
Investments in Affiliates	1
Exchange-traded or centrally cleared financial derivative instruments	(53,217)
Over the counter financial derivative instruments	(168,179)
Short sales	(8)
Foreign currency	(195)
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	72,386
Exchange-traded or centrally cleared financial derivative instruments	14,247
Over the counter financial derivative instruments	15,132
Foreign currency assets and liabilities	(1,230)
Net amortization (accretion) on investments	31,978
Net Cash Provided by (Used for) Operating Activities	(488,494)

Cash Flows Received from (Used for) Financing Activities:
Proceeds from shares sold	2,281,249
Payments on shares redeemed	(2,540,315)
Increase (decrease) in overdraft due to custodian	(1,492)
Cash distributions paid*	(41,325)
Proceeds from reverse repurchase agreements	26,327,930
Payments on reverse repurchase agreements	(25,575,494)
Proceeds from sale-buyback transactions	10,115,494
Payments on sale-buyback transactions	(10,074,853)
Net Cash Received from (Used for) Financing Activities	491,194

Net Increase (Decrease) in Cash and Foreign Currency	2,700

Cash and Foreign Currency:
Beginning of year	8,119
End of year	$10,819
* Reinvestment of distributions	$422,689

Supplemental Disclosure of Cash Flow Information:
Interest expense paid during the year	$28,931
†	A zero balance may reflect actual amounts rounding to less than one thousand.

A Statement of Cash Flows is presented when the Fund has a significant amount of borrowing during the year, based on the average total borrowing outstanding in relation to total assets or when substantially all of the Fund’s investments are not classified as Level 1 or 2 in the fair value hierarchy.

18	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund®

March 31, 2018

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 148.9%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%
Cheniere Energy Partners LP
4.127% (LIBOR03M + 2.250%) due 02/25/2020 ~		$500	$500

Total Loan Participations and Assignments (Cost $500)			500

CORPORATE BONDS & NOTES 5.3%

BANKING & FINANCE 2.9%
AerCap Ireland Capital DAC
3.750% due 05/15/2019		900	906
Air Lease Corp.
4.750% due 03/01/2020		100	103
Akelius Residential Property AB
3.375% due 09/23/2020	EUR	300	397
Ally Financial, Inc.
3.250% due 11/05/2018		$200	200
3.500% due 01/27/2019		2,600	2,610
3.600% due 05/21/2018		2,500	2,503
4.750% due 09/10/2018		2,700	2,728
American Honda Finance Corp.
2.137% due 11/05/2021 ~		230	230
American Tower Corp.
2.800% due 06/01/2020		700	695
Banco Bilbao Vizcaya Argentaria S.A.
5.875% due 05/24/2022 •(f)(g)	EUR	400	535
6.750% due 02/18/2020 •(f)(g)		800	1,068
7.000% due 02/19/2019 •(f)(g)		1,600	2,069
Bank of America Corp.
5.875% due 03/15/2028 •(f)		$3,840	3,869
Barclays PLC
7.000% due 09/15/2019 •(f)(g)	GBP	500	736
BRFkredit A/S
2.500% due 10/01/2047	DKK	141	24
Cooperatieve Rabobank UA
5.500% due 06/29/2020 •(f)(g)	EUR	1,000	1,330
Corp. Andina de Fomento
3.950% due 10/15/2021 (e)	MXN	87,309	4,685
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022		$7,000	7,054
Deutsche Bank AG
4.250% due 10/14/2021		28,300	28,762
Dexia Credit Local S.A.
2.375% due 09/20/2022		11,800	11,510
2.500% due 01/25/2021		5,810	5,770
Erste Group Bank AG
8.875% due 10/15/2021 •(f)(g)	EUR	200	299

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Ford Motor Credit Co. LLC
2.375% due 03/12/2019		$100	$99
2.943% due 01/08/2019		100	100
General Motors Financial Co., Inc.
2.350% due 10/04/2019		400	397
2.967% (US0003M + 1.270%) due 10/04/2019 ~		100	101
3.780% (US0003M + 2.060%) due 01/15/2019 ~		200	203
Goldman Sachs Group, Inc.
2.876% due 10/31/2022 •		4,700	4,602
3.325% (US0003M + 1.200%) due 09/15/2020 ~		23,400	23,778
ING Bank NV
2.625% due 12/05/2022		7,600	7,456
International Lease Finance Corp.
5.875% due 04/01/2019		1,500	1,541
6.250% due 05/15/2019		1,500	1,552
7.125% due 09/01/2018		3,300	3,355
8.250% due 12/15/2020		2,800	3,126
LeasePlan Corp. NV
2.875% due 01/22/2019		300	299
Lloyds Banking Group PLC
3.000% due 02/04/2019 (h)		2,800	2,785
3.000% due 10/11/2019 (h)		3,200	3,193
7.000% due 06/27/2019 •(f)(g)	GBP	900	1,325
MetLife, Inc.
6.817% due 08/15/2018		$700	710
Nationwide Building Society
6.875% due 06/20/2019 •(f)(g)	GBP	400	586
Navient Corp.
4.875% due 06/17/2019		$500	505
5.500% due 01/15/2019		6,800	6,892
5.875% due 03/25/2021		300	308
8.000% due 03/25/2020		100	106
Nordea Kredit Realkreditaktieselskab
2.500% due 10/01/2047	DKK	21	4
Nykredit Realkredit A/S
2.500% due 10/01/2047		93	16
RCI Banque S.A.
3.500% due 04/03/2018		$2,500	2,500
Realkredit Danmark A/S
1.000% due 04/01/2018	DKK	9,800	1,618
2.500% due 07/01/2047		93	16
Springleaf Finance Corp.
5.250% due 12/15/2019		$800	818
Toronto-Dominion Bank
2.250% due 03/15/2021		11,200	11,002
UBS AG
2.355% (US0003M + 0.320%) due 12/07/2018 ~		16,400	16,415

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	19

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.627% (US0003M + 0.580%) due 06/08/2020 ~	$16,900	$16,971

		190,462

INDUSTRIALS 1.1%
Altice France S.A.
6.000% due 05/15/2022	1,700	1,664
Altice Luxembourg S.A.
7.750% due 05/15/2022	600	559
AP Moller - Maersk A/S
2.550% due 09/22/2019	100	100
BAT Capital Corp.
2.423% due 08/14/2020 ~	4,600	4,616
BAT International Finance PLC
2.750% due 06/15/2020	100	99
Baxalta, Inc.
2.875% due 06/23/2020	300	298
CVS Health Corp.
3.700% due 03/09/2023	30,900	31,029
D.R. Horton, Inc.
3.750% due 03/01/2019	200	201
Daimler Finance North America LLC
2.250% due 09/03/2019	300	298
Dell International LLC
3.480% due 06/01/2019	1,000	1,005
4.420% due 06/15/2021	700	718
eBay, Inc.
2.637% (US0003M + 0.870%) due 01/30/2023 ~	1,200	1,209
2.750% due 01/30/2023	3,400	3,285
EMD Finance LLC
2.950% due 03/19/2022	40	39
Enbridge, Inc.
2.108% due 01/10/2020 ~	5,200	5,191
Energy Transfer LP
5.750% due 09/01/2020	200	209
ERAC USA Finance LLC
2.800% due 11/01/2018	100	100
5.250% due 10/01/2020	100	105
General Motors Co.
2.593% (US0003M + 0.800%) due 08/07/2020 ~	280	280
Imperial Brands Finance PLC
2.950% due 07/21/2020	400	397
Japan Tobacco, Inc.
2.100% due 07/23/2018	100	100
Kinder Morgan Energy Partners LP
9.000% due 02/01/2019	300	315
Kinder Morgan, Inc.
7.250% due 06/01/2018	100	101

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Mondelez International Holdings Netherlands BV
2.000% due 10/28/2021		$300	$287
Ryder System, Inc.
2.450% due 09/03/2019		300	298
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021		200	210
Sky PLC
2.625% due 09/16/2019		300	299
Sprint Spectrum Co. LLC
3.360% due 03/20/2023		175	174
Telefonica Emisiones S.A.U.
5.877% due 07/15/2019		1,100	1,141
Teva Pharmaceutical Finance LLC
2.250% due 03/18/2020		100	95
Time Warner Cable LLC
5.000% due 02/01/2020		800	822
6.750% due 07/01/2018		5,100	5,148
8.250% due 04/01/2019		300	315
TransCanada PipeLines Ltd.
3.800% due 10/01/2020		100	102
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025		2,187	2,442
VMware, Inc.
2.950% due 08/21/2022		900	863
3.900% due 08/21/2027		900	853
Volkswagen Group of America Finance LLC
2.125% due 05/23/2019		2,500	2,484
2.374% (US0003M + 0.470%) due 05/22/2018 ~		1,800	1,800

			69,251

UTILITIES 1.3%
AT&T, Inc.
2.372% (US0003M + 0.650%) due 01/15/2020 ~		4,430	4,447
2.672% (US0003M + 0.950%) due 07/15/2021 ~		15,500	15,671
5.150% due 02/14/2050		5,100	5,163
5.300% due 08/14/2058		1,600	1,617
E.ON International Finance BV
5.800% due 04/30/2018		2,800	2,806
Enable Midstream Partners LP
2.400% due 05/15/2019		100	99
Gazprom OAO Via Gaz Capital S.A.
3.375% due 11/30/2018	CHF	360	385
4.625% due 10/15/2018	EUR	2,280	2,868
Iberdrola Finance Ireland DAC
5.000% due 09/11/2019		$100	103
NextEra Energy Capital Holdings, Inc.
2.372% due 09/03/2019 ~		11,220	11,220

20	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

March 31, 2018

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Petrobras Global Finance BV
5.999% due 01/27/2028		$12,375	$12,267
6.125% due 01/17/2022		3,400	3,641
6.250% due 03/17/2024		300	317
6.250% due 12/14/2026	GBP	1,000	1,505
6.625% due 01/16/2034		2,300	3,442
7.375% due 01/17/2027		$9,500	10,303
8.750% due 05/23/2026		200	235
Plains All American Pipeline LP
2.600% due 12/15/2019		200	198
Sempra Energy
2.575% due 03/15/2021 ~		4,300	4,314

			80,601

Total Corporate Bonds & Notes (Cost $340,640)			340,314

U.S. GOVERNMENT AGENCIES 14.1%
Fannie Mae
2.002% (LIBOR01M + 0.130%) due 03/25/2036 ~		191	182
2.317% (LIBOR01M + 0.445%) due 02/25/2037 ~		1,131	1,129
3.369% (US0012M + 1.619%) due 05/01/2035 ~		124	130
3.584% (US0012M + 1.730%) due 05/01/2036 ~		23	24
4.000% due 07/01/2019		144	148
Fannie Mae, TBA
3.000% due 05/01/2048 †		1,000	973
3.500% due 05/01/2033 - 06/01/2048		508,010	508,251
4.000% due 04/01/2048 - 06/01/2048		366,100	375,137
Freddie Mac
2.047% (LIBOR01M + 0.270%) due 01/15/2037 ~		9	9
3.563% (US0012M + 1.763%) due 06/01/2033 ~		152	160
3.782% (US0012M + 2.032%) due 01/01/2034 ~		233	247
Ginnie Mae
2.086% (LIBOR01M + 0.300%) due 01/16/2031 ~		11	11
NCUA Guaranteed Notes
2.161% (LIBOR01M + 0.450%) due 10/07/2020 ~		3,571	3,584
2.181% (LIBOR01M + 0.560%) due 12/08/2020 ~		25,148	25,296

Total U.S. Government Agencies (Cost $910,501)			915,281

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 104.4%
U.S. Treasury Bonds
3.000% due 05/15/2045 †(j)	$1,370	$1,376
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2018 †(k)(m)	37,515	37,566
0.125% due 04/15/2019 (j)(l)	621,480	621,027
0.125% due 04/15/2020 (j)	754,549	751,569
0.125% due 04/15/2021 (j)(l)	825,367	818,323
0.125% due 01/15/2022 †(l)	66,321	65,600
0.125% due 04/15/2022	7,615	7,505
0.125% due 07/15/2022 (l)	10,396	10,289
0.125% due 07/15/2022 †(l)(n)	1,078	1,067
0.125% due 07/15/2024	20,751	20,265
0.125% due 07/15/2026 (j)	33,762	32,430
0.250% due 01/15/2025 (j)	170,289	166,458
0.375% due 07/15/2023	72,353	72,096
0.375% due 07/15/2025 †	221,368	218,480
0.375% due 01/15/2027 (n)	7,983	7,775
0.500% due 01/15/2028 (j)	190,740	187,202
0.625% due 07/15/2021 †(j)	769,832	779,029
0.625% due 01/15/2024	103,658	104,169
0.625% due 01/15/2026 (j)	182,104	181,987
0.625% due 02/15/2043	280	264
0.875% due 02/15/2047	75,397	74,719
1.000% due 02/15/2048	33,641	34,455
1.250% due 07/15/2020 (j)	243,885	250,355
1.375% due 07/15/2018 (l)	114,852	116,028
1.375% due 01/15/2020	125,291	127,986
1.375% due 02/15/2044 †(n)	2,319	2,575
1.750% due 01/15/2028 (n)	86,050	94,555
1.875% due 07/15/2019 (l)	167,750	172,258
1.875% due 07/15/2019 †	348,261	357,619
2.000% due 01/15/2026 (n)	26,353	29,085
2.125% due 01/15/2019 †(l)	305,937	311,343
2.125% due 02/15/2040 (n)	447	564
2.125% due 02/15/2041 (j)(n)	7,612	9,653
2.375% due 01/15/2025	314,620	352,154
2.375% due 01/15/2027 (n)	1,539	1,762
2.500% due 01/15/2029 †	157,680	186,671
3.375% due 04/15/2032	24,694	33,216
3.875% due 04/15/2029	13,279	17,664
U.S. Treasury Notes
1.875% due 02/28/2022 (j)(l)(n)	168,144	164,201
1.875% due 04/30/2022 (n)	400	390
2.125% due 12/31/2022 (l)(n)	11,738	11,509
2.750% due 02/15/2024 (j)(n)	318,495	320,442

Total U.S. Treasury Obligations (Cost $6,835,380)		6,753,681

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	21

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NON-AGENCY MORTGAGE-BACKED SECURITIES 1.7%
Adjustable Rate Mortgage Trust
3.594% due 10/25/2035 ^~	$808	$767
3.639% due 09/25/2035 ~	1,191	1,137
Alliance Bancorp Trust
2.112% (US0001M + 0.240%) due 07/25/2037 ~	2,988	2,585
American Home Mortgage Assets Trust
2.062% (US0001M + 0.190%) due 05/25/2046 ^~	222	188
2.203% (12MTA + 0.920%) due 11/25/2046 ~	6,290	3,545
American Home Mortgage Investment Trust
3.668% (US0006M + 1.500%) due 09/25/2045 ~	416	416
Banc of America Funding Trust
2.402% (US0001M + 0.580%) due 05/20/2035 ^~	167	146
3.716% due 05/20/2036 ^~	414	401
4.028% due 01/20/2047 ^~	250	241
Banc of America Mortgage Trust
3.685% due 11/25/2035 ^~	475	446
3.700% due 07/25/2035 ^~	699	658
3.704% due 01/25/2035 ~	15	15
3.782% due 12/25/2034 ~	1,225	1,237
3.908% due 03/25/2035 ~	395	387
BCAP LLC Trust
2.042% (US0001M + 0.170%) due 01/25/2037 ^~	1,311	1,247
3.406% due 04/26/2036 ~	2,158	1,832
Bear Stearns Adjustable Rate Mortgage Trust
3.544% due 02/25/2036 ^~	464	459
3.619% due 10/25/2035 ~	982	984
3.683% due 03/25/2035 ~	47	46
3.724% due 07/25/2036 ^~	1,216	1,178
3.772% due 05/25/2033 ~	28	29
4.368% due 07/25/2034 ~	153	155
Bear Stearns ALT-A Trust
2.032% (US0001M + 0.160%) due 02/25/2034 ~	766	719
3.589% due 09/25/2035 ~	379	338
3.858% due 09/25/2034 ~	406	403
Chase Mortgage Finance Trust
3.460% due 12/25/2035 ^~	999	995
3.541% due 09/25/2036 ^~	1,084	1,069
3.580% due 03/25/2037 ^~	1,440	1,435
5.500% due 12/25/2022 ^	1,287	1,005
Citigroup Mortgage Loan Trust
3.430% (H15T1Y + 2.400%) due 05/25/2035 ~	299	301
3.710% (H15T1Y + 2.400%) due 03/25/2036 ^~	131	126

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Citigroup Mortgage Loan Trust, Inc.
2.830% (H15T1Y + 1.800%) due 09/25/2035 ~		$216	$212
3.358% due 12/25/2035 ^~		394	296
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037 ^		362	354
Countrywide Alternative Loan Trust
1.982% (US0001M + 0.110%) due 06/25/2046 ~		548	524
2.002% (US0001M + 0.180%) due 02/20/2047 ^~		5,553	4,554
2.017% (US0001M + 0.195%) due 12/20/2046 ^~		433	369
2.052% (US0001M + 0.180%) due 05/25/2047 ~		1,901	1,857
2.082% (US0001M + 0.210%) due 07/25/2046 ~		158	156
2.283% (12MTA + 1.000%) due 12/25/2035 ~		514	476
3.402% due 11/25/2035 ^~		427	387
5.500% due 07/25/2035		257	244
5.750% (US0001M + 1.000%) due 03/25/2037 ^~		366	328
6.500% due 08/25/2032		406	422
Countrywide Home Loan Mortgage Pass-Through Trust
2.512% (US0001M + 0.640%) due 03/25/2035 ~		59	58
3.351% due 10/20/2035 ~		249	221
3.473% due 09/25/2047 ^~		778	734
3.493% due 04/20/2035 ~		396	394
3.560% due 11/20/2034 ~		179	178
3.565% due 09/25/2033 ~		483	485
5.500% due 11/25/2035 ^		140	125
5.500% due 04/25/2038		410	418
6.000% due 04/25/2036		645	568
Credit Suisse First Boston Mortgage Securities Corp.
3.664% due 04/25/2034 ~		952	965
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.561% due 10/26/2036 ~		998	913
Deutsche ALT-A Securities, Inc.
5.500% due 12/25/2035 ^		487	443
Deutsche ALT-B Securities, Inc.
1.972% (US0001M + 0.100%) due 10/25/2036 ^~		134	105
Eurosail PLC
1.171% (EUR003M + 1.500%) due 10/17/2040 ~	EUR	4,239	5,267
First Horizon Alternative Mortgage Securities Trust
6.000% due 02/25/2037		$202	163
First Horizon Mortgage Pass-Through Trust
3.566% due 10/25/2035 ~		207	204

22	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GS Mortgage Securities Trust
5.162% due 12/10/2043 ~	$5,000	$5,268
GSR Mortgage Loan Trust
3.564% due 11/25/2035 ^~	301	267
3.639% due 11/25/2035 ~	816	817
3.734% due 11/25/2035 ^~	1,895	1,772
HarborView Mortgage Loan Trust
1.988% (US0001M + 0.180%) due 07/19/2046 ^~	7,302	4,847
2.248% (US0001M + 0.440%) due 05/19/2035 ~	819	792
2.308% (US0001M + 0.500%) due 01/19/2036 ~	2,056	1,624
3.700% due 08/19/2036 ^~	342	316
HomeBanc Mortgage Trust
2.052% (US0001M + 0.180%) due 12/25/2036 ~	375	368
3.122% due 04/25/2037 ^~	271	254
IndyMac Mortgage Loan Trust
2.052% (LIBOR01M + 0.180%) due 07/25/2047 ~	2,803	2,142
2.062% (US0001M + 0.190%) due 09/25/2046 ~	4,560	4,235
2.152% (US0001M + 0.280%) due 07/25/2035 ~	376	329
3.506% due 09/25/2035 ^~	363	344
3.680% due 10/25/2034 ~	585	594
3.700% due 06/25/2035 ^~	300	272
JPMorgan Mortgage Trust
3.161% due 07/27/2037 ~	491	481
3.337% due 06/25/2035 ~	192	190
3.430% due 06/25/2036 ~	1,189	1,136
3.485% due 08/25/2036 ^~	239	237
3.492% due 11/25/2035 ~	353	342
3.536% due 07/25/2035 ~	181	182
3.580% due 06/25/2035 ~	404	402
3.635% due 07/25/2034 ~	177	180
3.722% due 07/25/2035 ~	158	159
Luminent Mortgage Trust
2.072% (US0001M + 0.200%) due 10/25/2046 ~	975	946
MASTR Adjustable Rate Mortgages Trust
2.112% (US0001M + 0.240%) due 05/25/2037 ~	417	266
Merrill Lynch Alternative Note Asset Trust
2.172% (US0001M + 0.300%) due 03/25/2037 ~	863	403
3.588% due 06/25/2037 ^~	543	444
Merrill Lynch Mortgage Investors Trust
3.188% due 06/25/2035 ~	556	558
3.263% due 05/25/2034 ~	277	271
3.386% due 12/25/2035 ~	163	152
3.515% due 05/25/2036 ~	248	242
3.736% due 09/25/2035 ^~	223	216

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Merrill Lynch Mortgage-Backed Securities Trust
3.671% due 04/25/2037 ^~	$1,358	$1,186
Residential Accredit Loans, Inc. Trust
2.221% (US0001M + 0.300%) due 08/25/2035 ~	1,174	1,049
3.379% due 04/25/2035 ~	11	11
3.768% due 08/25/2035 ^~	537	363
5.057% due 02/25/2036 ^~	383	341
Residential Asset Securitization Trust
2.272% (US0001M + 0.400%) due 05/25/2035 ~	1,455	1,277
5.000% due 08/25/2019	33	33
6.250% due 10/25/2036 ^	799	762
Residential Funding Mortgage Securities, Inc. Trust
3.822% due 06/25/2035 ~	365	360
3.857% due 09/25/2035 ^~	1,666	1,434
6.000% due 06/25/2037 ^	204	196
6.500% due 03/25/2032	349	361
Sequoia Mortgage Trust
2.508% (US0001M + 0.700%) due 10/19/2026 ~	29	30
3.193% due 01/20/2047 ^~	784	645
Structured Adjustable Rate Mortgage Loan Trust
2.192% (US0001M + 0.320%) due 10/25/2035 ~	1,176	1,151
3.739% due 02/25/2036 ^~	337	291
Structured Asset Mortgage Investments Trust
2.058% (US0001M + 0.250%) due 07/19/2035 ~	1,365	1,333
2.062% (US0001M + 0.190%) due 06/25/2036 ~	449	444
2.082% (US0001M + 0.210%) due 04/25/2036 ~	34	31
2.092% (US0001M + 0.220%) due 05/25/2046 ~	4,002	2,349
Vornado DP LLC Trust
4.004% due 09/13/2028	4,000	4,113
Wachovia Mortgage Loan Trust LLC
3.422% due 08/20/2035 ^~	733	684
WaMu Mortgage Pass-Through Certificates Trust
2.011% (12MTA + 0.810%) due 12/25/2046 ~	1,332	1,314
2.023% (12MTA + 0.740%) due 01/25/2047 ^~	2,922	2,710
2.263% (12MTA + 0.980%) due 06/25/2046 ~	211	213
2.277% (COF 11 + 1.500%) due 11/25/2046 ~	922	877
2.283% (12MTA + 1.000%) due 08/25/2046 ~	676	636
2.483% (12MTA + 1.200%) due 11/25/2042 ~	199	190
3.244% due 08/25/2036 ^~	164	157
3.273% due 09/25/2036 ^~	1,670	1,625
3.316% due 02/25/2037 ^~	219	211

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	23

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Washington Mutual Mortgage Pass-Through Certificates Trust
6.500% due 08/25/2035		$217	$190
Wells Fargo Mortgage-Backed Securities Trust
3.528% due 09/25/2034 ~		415	426
3.603% due 10/25/2036 ~		19	19
3.627% due 10/25/2035 ~		1,241	1,218
3.652% due 03/25/2036 ~		209	212
3.685% due 04/25/2036 ~		353	354
3.722% due 01/25/2035 ~		450	454
3.737% due 06/25/2035 ~		804	823
3.759% due 03/25/2036 ^~		110	107
3.772% due 04/25/2036 ~		697	692
4.153% due 04/25/2036 ~		1,143	1,067

Total Non-Agency Mortgage-Backed Securities (Cost $102,868)			108,897

ASSET-BACKED SECURITIES 2.9%
ACE Securities Corp. Home Equity Loan Trust
1.932% (US0001M + 0.060%) due 10/25/2036 ~		27	15
Argent Securities Trust
2.022% (US0001M + 0.150%) due 07/25/2036 ~		7,061	5,951
Asset-Backed Securities Corp. Home Equity Loan Trust
2.817% (US0001M + 0.945%) due 09/25/2034 ~		1,400	1,418
Babson Euro CLO BV
0.492% due 10/25/2029 ~	EUR	800	987
Bayview Koitere Fund Trust
3.623% due 03/28/2033		$460	460
Bayview Opportunity Master Fund Trust
3.721% due 02/28/2033		2,758	2,761
Cavalry CLO Ltd.
2.572% due 10/15/2026 ~		1,500	1,500
CIT Mortgage Loan Trust
3.222% (LIBOR01M + 1.350%) due 10/25/2037 ~		2,667	2,686
Citigroup Mortgage Loan Trust
1.952% (US0001M + 0.080%) due 01/25/2037 ~		66	48
2.102% (US0001M + 0.230%) due 12/25/2036 ~		1,485	1,089
Citigroup Mortgage Loan Trust, Inc.
2.202% (US0001M + 0.330%) due 10/25/2036 ~		7,400	6,765
Countrywide Asset-Backed Certificates
2.122% (US0001M + 0.250%) due 03/25/2037 ~		5,700	5,215

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.162% (US0001M + 0.290%) due 08/25/2036 ~	$1,438	$1,416
3.949% due 04/25/2036 ~	29	29
Countrywide Asset-Backed Certificates Trust
2.022% (US0001M + 0.150%) due 02/25/2037 ~	641	639
CVP Cascade CLO Ltd.
2.872% (US0003M + 1.150%) due 01/16/2026 ~	2,500	2,502
Dryden Senior Loan Fund
2.620% due 10/15/2027 ~	10,600	10,618
Equity One Mortgage Pass-Through Trust
2.472% (US0001M + 0.600%) due 04/25/2034 ~	41	37
Fremont Home Loan Trust
2.007% (US0001M + 0.135%) due 10/25/2036 ~	887	796
GSAA Home Equity Trust
2.172% (US0001M + 0.300%) due 03/25/2037 ~	885	579
GSAMP Trust
2.242% (US0001M + 0.370%) due 03/25/2047 ~	2,500	1,664
2.847% (US0001M + 0.975%) due 03/25/2035 ^~	2,294	2,017
Halcyon Loan Advisors Funding Ltd.
2.665% due 04/20/2027 ~	2,600	2,588
HSI Asset Securitization Corp. Trust
2.142% (US0001M + 0.270%) due 02/25/2036 ~	2,381	2,368
IndyMac Mortgage Loan Trust
1.942% (US0001M + 0.070%) due 07/25/2036 ~	5,210	2,422
Jamestown CLO Ltd.
2.592% due 01/15/2028 ~	17,800	17,812
JMP Credit Advisors CLO Ltd.
2.567% due 01/17/2028 ~	3,470	3,470
Lehman ABS Manufactured Housing Contract Trust
7.170% due 04/15/2040 ^~	3,487	2,460
Lehman XS Trust
2.032% (US0001M + 0.160%) due 05/25/2036 ~	2,915	2,923
5.410% due 06/25/2036	4,486	4,451
Monarch Grove CLO
2.443% due 01/25/2028 ~	7,850	7,851
Morgan Stanley ABS Capital, Inc. Trust
1.932% (US0001M + 0.060%) due 05/25/2037 ~	700	640
2.577% (US0001M + 0.705%) due 07/25/2035 ~	283	283

24	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Morgan Stanley Mortgage Loan Trust
2.232% (US0001M + 0.360%) due 04/25/2037 ~	$866	$458
5.910% due 11/25/2036	1,900	957
Navient Student Loan Trust
3.022% (US0001M + 1.150%) due 03/25/2066 ~	9,427	9,592
Neuberger Berman CLO Ltd.
0.000% due 04/15/2027 ~(a)	490	490
NovaStar Mortgage Funding Trust
2.577% (LIBOR01M + 0.705%) due 01/25/2036 ~	5,264	5,227
OFSI Fund Ltd.
2.881% (US0003M + 1.150%) due 04/17/2025 ~	1,642	1,644
Option One Mortgage Loan Trust
2.672% (US0001M + 0.800%) due 02/25/2035 ~	157	157
Palmer Square Loan Funding Ltd.
0.000% due 07/15/2026 ~(a)	7,830	7,830
Park Place Securities, Inc. Asset-Backed Pass-through Certificates
2.562% (US0001M + 0.690%) due 05/25/2035 ~	1,100	1,106
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.622% (US0001M + 0.750%) due 07/25/2035 ~	215	216
2.847% (US0001M + 0.975%) due 10/25/2034 ~	1,128	1,135
2.862% (US0001M + 0.990%) due 09/25/2034 ~	721	720
Popular ABS Mortgage Pass-Through Trust
2.302% (US0001M + 0.430%) due 06/25/2035 ~	1,933	1,943
Renaissance Home Equity Loan Trust
2.972% (US0001M + 1.100%) due 09/25/2037 ~	16,673	9,664
Residential Asset Securities Corp. Trust
2.112% (US0001M + 0.240%) due 08/25/2036 ~	800	659
Securitized Asset-Backed Receivables LLC Trust
2.122% (US0001M + 0.250%) due 05/25/2036 ~	5,682	3,769
Sound Point CLO Ltd.
2.582% due 04/15/2027 ~	4,700	4,704
2.625% due 07/20/2027 ~	1,300	1,302
Soundview Home Loan Trust
1.932% (US0001M + 0.060%) due 11/25/2036 ~	548	257
Structured Asset Investment Loan Trust
2.592% (US0001M + 0.720%) due 04/25/2033 ~	1,995	1,951

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.592% (US0001M + 0.720%) due 10/25/2035 ~		$293	$294
THL Credit Wind River CLO Ltd.
2.592% due 10/15/2027 ~		400	400
TICP CLO Ltd.
2.550% due 07/20/2027 ~		2,740	2,743
Tralee CLO Ltd.
2.775% due 10/20/2027 ~		3,700	3,709
Venture CLO Ltd.
2.602% due 07/15/2027 ~		3,200	3,202
2.784% due 02/28/2026 ~		17,050	17,046
VOLT LLC
3.125% due 09/25/2047		7,263	7,241
3.500% due 06/26/2045		1,212	1,215
3.500% due 03/25/2047		1,430	1,431
Wells Fargo Home Equity Asset-Backed Securities Trust
4.272% (US0001M + 2.400%) due 12/25/2034 ~		1,460	1,443

Total Asset-Backed Securities (Cost $183,992)			188,965

SOVEREIGN ISSUES 10.9%
Argentina Government International Bond
5.875% due 01/11/2028		7,000	6,597
6.875% due 01/26/2027		19,200	19,603
22.844% (BADLARPP) due 10/04/2022 ~	ARS	1,800	148
24.949% (BADLARPP + 2.000%) due 04/03/2022 ~		38,367	1,958
26.164% (BADLARPP + 3.250%) due 03/01/2020 ~		1,000	52
27.250% due 06/21/2020 ~		256,741	13,576
Australia Government International Bond
3.000% due 09/20/2025 (e)	AUD	32,624	29,234
Autonomous Community of Catalonia
4.950% due 02/11/2020	EUR	9,300	12,287
Autonomous Community of Valencia
4.900% due 03/17/2020		5,800	7,778
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2018 (c)	BRL	511,300	152,543
Canadian Government Real Return Bond
4.250% due 12/01/2026 (e)	CAD	16,795	17,407
Cyprus Government International Bond
2.750% due 06/27/2024	EUR	930	1,227
3.750% due 07/26/2023		2,760	3,818
3.875% due 05/06/2022		2,300	3,179
4.250% due 11/04/2025		2,230	3,211
Development Bank of Japan, Inc.
2.125% due 09/01/2022		$5,500	5,321

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	25

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
France Government International Bond
0.100% due 03/01/2025 (e)	EUR	20,523	$27,212
0.250% due 07/25/2024 (e)		9,790	13,267
Italy Buoni Poliennali Del Tesoro
0.100% due 05/15/2023 (e)		18,408	23,402
0.250% due 05/15/2018		500	616
2.350% due 09/15/2024 (e)		11,224	16,120
Japan Bank for International Cooperation
2.375% due 07/21/2022		$2,900	2,834
Japan Government International Bond
0.100% due 03/10/2027 (e)	JPY	5,890,248	58,872
Mexico Government International Bond
4.500% due 11/22/2035 (e)	MXN	353,836	21,286
New Zealand Government International Bond
2.000% due 09/20/2025 (e)	NZD	73,320	55,226
2.500% due 09/20/2035 (e)		4,039	3,184
Spain Government International Bond
0.250% due 04/30/2018	EUR	6,800	8,373
United Kingdom Gilt
0.125% due 03/22/2026 (e)	GBP	104,825	170,348
0.125% due 11/22/2065 (e)		1,855	6,037
1.875% due 11/22/2022 (e)		6,012	10,042
4.250% due 12/07/2027		4,800	8,501

Total Sovereign Issues (Cost $702,987)			703,259

SHORT-TERM INSTRUMENTS 9.6%

CERTIFICATES OF DEPOSIT 0.3%
Barclays Bank PLC
2.355% due 05/17/2018		$16,700	16,710

COMMERCIAL PAPER 1.1%
Bank of Montreal
1.474% due 04/12/2018	CAD	4,400	3,413
1.479% due 04/02/2018		5,100	3,958
1.487% due 04/13/2018		1,600	1,241
1.489% due 04/04/2018		6,941	5,386
1.504% due 04/02/2018		5,500	4,268
Bank of Nova Scotia
1.504% due 04/02/2018		13,347	10,358
1.516% due 04/09/2018		6,600	5,121

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Canadian Imperial Bank of Commerce
1.487% due 04/12/2018	CAD	700	$543
1.489% due 04/16/2018		5,900	4,576
HSBC Bank Canada
1.516% due 04/11/2018		800	621
National Bank of Canada
1.461% due 04/05/2018		2,600	2,018
1.474% due 04/19/2018		1,800	1,396
Royal Bank of Canada
1.486% due 04/12/2018		800	621
1.488% due 04/09/2018		5,700	4,422
1.497% due 04/09/2018		1,100	853
1.500% due 04/06/2018		6,559	5,089
1.501% due 04/16/2018		8,600	6,670
Toronto Dominion Bank
1.500% due 04/05/2018		9,853	7,646
1.501% due 04/06/2018		900	698
1.507% due 04/02/2018		4,200	3,260

			72,158

REPURCHASE AGREEMENTS (i) 0.2%
			11,891

ARGENTINA TREASURY BILLS 0.3%
16.985% due 04/13/2018 - 11/16/2018 (b)(c)	ARS	40,220	16,187

FRANCE TREASURY BILLS 0.0%
(0.963)% due 04/05/2018 (c)(d)	EUR	2,000	2,461

GREECE TREASURY BILLS 0.5%
1.211% due 08/31/2018 (c)(d)		28,760	35,238

ITALY TREASURY BILLS 0.3%
(0.704)% due 04/13/2018 - 04/30/2018 (b)(c)		14,000	17,231

JAPAN TREASURY BILLS 6.3%
(0.240)% due 04/05/2018 - 05/21/2018 (b)(c)	JPY	43,466,200	408,534

SPAIN TREASURY BILLS 0.0%
(1.080)% due 04/06/2018 (c)(d)	EUR	700	861

26	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

March 31, 2018

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.K. TREASURY BILLS 0.4%
0.230% due 04/03/2018 - 04/20/2018 (b)(c)	GBP	16,600	$23,288

U.S. TREASURY BILLS 0.2%
1.612% due 04/19/2018 - 04/26/2018 †(b)(c)(l)(n)		$14,677	14,666

Total Short-Term Instruments (Cost $612,554)			619,225

Total Investments in Securities (Cost $9,689,422)			9,630,122

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 0.0%

SHORT-TERM INSTRUMENTS 0.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	25,239	$249

Total Short-Term Instruments (Cost $249)		249

Total Investments in Affiliates (Cost $249)		249

Total Investments 148.9% (Cost $9,689,671)		$9,630,371

Financial Derivative Instruments (k)(m) 0.1% (Cost or Premiums, net $(7,985))		8,330

Other Assets and Liabilities, net (49.0)%		(3,170,416)

Net Assets 100.0%		$6,468,285

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
†	All or a portion of this security is owned by PIMCO Cayman Commodity Fund I, Ltd., which is a 100% owned subsidiary of the Fund.
^	Security is in default.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.

(h)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Lloyds Banking Group PLC	3.000%	10/11/2019	09/18/2017	$3,200	$3,193	0.05%
Lloyds Banking Group PLC	3.000	02/04/2019	09/18/2017	2,800	2,785	0.04

				$6,000	$5,978	0.09%

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	27

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(i)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	03/29/2018	04/02/2018	$2,362	U.S. Treasury Notes 1.125% - 2.750% due 09/30/2021 - 11/15/2023	$(2,411)	$2,362	$2,362
JPS	1.900 †	03/29/2018	04/02/2018	9,000	U.S. Treasury Notes 2.375% due 03/15/2021	(9,199)	9,000	9,002
SSB	0.600 †	03/29/2018	04/02/2018	529	U.S. Treasury Notes 2.000% due 08/31/2021(2)	(542)	529	529

Total Repurchase Agreements						$(12,152)	$11,891	$11,893

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(3)		Settlement Date	Maturity Date	Amount Borrowed(3)	Payable for Reverse Repurchase Agreements
BOM	1.630%		02/08/2018	04/10/2018	$(209,750)	$(210,253)
	1.940		03/21/2018	04/23/2018	(87,174)	(87,231)
BOS	1.670		02/05/2018	05/07/2018	(249,425)	(250,073)
	1.680		01/26/2018	04/26/2018	(105,050)	(105,374)
	1.880	†	03/14/2018	04/13/2018	(59,385)	(59,444)
	2.040	†	03/21/2018	04/04/2018	(16,650)	(16,661)
	2.150		03/29/2018	04/02/2018	(5,122)	(5,123)
BSN	1.550		01/03/2018	04/03/2018	(175,035)	(175,706)
	1.580	†	02/28/2018	04/13/2018	(183,563)	(183,828)
	1.590		02/01/2018	04/02/2018	(199,263)	(199,791)
CIB	1.660		02/20/2018	04/20/2018	(25,432)	(25,480)
GRE	2.200		03/28/2018	04/04/2018	(6,877)	(6,880)
IND	1.600		02/27/2018	04/17/2018	(4,818)	(4,825)
	1.620	†	03/19/2018	04/09/2018	(70,485)	(70,529)
	1.630		02/27/2018	04/10/2018	(1,004)	(1,005)
	1.650		02/13/2018	04/13/2018	(126,320)	(126,598)
	1.700		02/27/2018	04/10/2018	(13,526)	(13,547)
JPS	1.700		03/22/2018	04/05/2018	(63,014)	(63,047)
RBC	1.640		02/06/2018	04/11/2018	(85,568)	(85,783)
	1.710		02/13/2018	05/14/2018	(167,600)	(167,982)
	1.710		02/14/2018	05/16/2018	(102,875)	(103,105)
	1.710		03/28/2018	05/16/2018	(7,614)	(7,616)
	1.720		02/15/2018	05/17/2018	(113,471)	(113,720)
	1.720		02/16/2018	05/18/2018	(83,764)	(83,944)
SCX	1.890	†	03/13/2018	04/13/2018	(1,348)	(1,349)

Total Reverse Repurchase Agreements						$(2,168,894)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(3)	Borrowing Date	Maturity Date	Amount Borrowed(3)	Payable for Sale-Buyback Transactions(4)
BCY	1.950%	03/20/2018	04/03/2018	$(15,717)	$(15,716)
BPG	1.700	02/27/2018	04/10/2018	(4,452)	(4,450)

28	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

March 31, 2018

Counterparty	Borrowing Rate(3)	Borrowing Date	Maturity Date	Amount Borrowed(3)	Payable for Sale-Buyback Transactions(4)
UBS	1.560%	01/09/2018	04/06/2018	$(99,731)	$(99,714)
	1.600	02/05/2018	04/02/2018	(1,292)	(1,292)
	1.640	01/29/2018	04/30/2018	(18,396)	(18,373)

Total Sale-Buyback Transactions					$(139,545)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (1.9)%
Fannie Mae, TBA	3.000%	04/01/2048	$50,400	$(48,784)	$(49,117)
Fannie Mae, TBA	3.000	05/01/2048	74,000	(72,069)	(72,018)
Fannie Mae, TBA	3.500	04/01/2048	2,000	(1,989)	(2,003)

Total Short Sales (1.9)%				$(122,842)	$(123,138)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(4)	Total Borrowings and Other Financing Transactions	Collateral Pledged/ (Received)	Net Exposure(5)
PIMCO CommodityRealReturn Strategy Fund®
Global/Master Repurchase Agreement
BOM	$0	$(297,484)	$0	$(297,484)	$297,070	$(414)
BOS	0	(360,570)	0	(360,570)	435,978	75,408
BSN	0	(375,497)	0	(375,497)	560,049	184,552
CIB	0	(25,480)	0	(25,480)	25,555	75
FICC	2,362	0	0	2,362	(2,411)	(49)
GRE	0	(6,880)	0	(6,880)	6,902	22
IND	0	(145,975)	0	(145,975)	215,132	69,157
JPS	0	(63,047)	0	(63,047)	63,129	82
RBC	0	(562,150)	0	(562,150)	561,865	(285)

Master Securities Forward Transaction Agreement
BCY	0	0	(15,716)	(15,716)	15,783	67
BPG	0	0	(4,450)	(4,450)	4,472	22
UBS	0	0	(119,379)	(119,379)	119,818	439

PIMCO Cayman Commodity Fund I, Ltd. (Subsidiary)
Global/Master Repurchase Agreement
BOS	0	(76,105)	0	(76,105)	0	(76,105)
BSN	0	(183,828)	0	(183,828)	0	(183,828)
IND	0	(70,529)	0	(70,529)	0	(70,529)
JPS	9,002	0	0	9,002	(9,199)	(197)
SCX	0	(1,349)	0	(1,349)	1,376	27
SSB	529	0	0	529	(542)	(13)

Total Borrowings and Other Financing Transactions	$11,893	$(2,168,894)	$(139,545)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	29

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(1,442,454)	$(726,440)	$0	$(2,168,894)

Total	$0	$(1,442,454)	$(726,440)	$0	$(2,168,894)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(139,545)	0	0	(139,545)

Total	$0	$(139,545)	$0	$0	$(139,545)

Total Borrowings	$0	$(1,581,999)	$(726,440)	$0	$(2,308,439)

Payable for reverse repurchase agreements and sale-buyback financing transactions					$(2,308,439)

(j)	Securities with an aggregate market value of $2,312,629 have been pledged as collateral under the terms of the above master agreements as of March 31, 2018.

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.
(3)

The average amount of borrowings outstanding during the period ended March 31, 2018 was $(2,385,257) at a weighted average interest rate of 1.274%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(4)	Payable for sale-buyback transactions includes $(43) of deferred price drop.
(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. The Fund and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(k)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

COMMODITY OPTIONS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - NYMEX WTI-Brent Crude Spread December Futures †	$2.000	10/30/2018	60	$60	$0	$0

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note June 2018 Futures	$107.250	05/25/2018	208	$208	$2	$2
Put - CBOT U.S. Treasury 5-Year Note June 2018 Futures	107.750	05/25/2018	36	36	0	0
Put - CBOT U.S. Treasury 10-Year Note June 2018 Futures	113.000	05/25/2018	288	288	2	0
Call - CBOT U.S. Treasury 10-Year Note June 2018 Futures	130.500	05/25/2018	346	346	3	5
Call - CBOT U.S. Treasury 10-Year Note June 2018 Futures	131.500	05/25/2018	439	439	4	7
Call - CBOT U.S. Treasury 10-Year Note June 2018 Futures	132.000	05/25/2018	311	311	3	0

30	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

March 31, 2018

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOT U.S. Treasury 30-Year Bond June 2018 Futures	$173.000	05/25/2018	150	$150	$1	$2
Call - CBOT U.S. Treasury 30-Year Bond June 2018 Futures	174.000	05/25/2018	1,141	1,141	9	18
Call - CBOT U.S. Treasury 30-Year Bond June 2018 Futures	175.000	05/25/2018	315	315	3	5

					$27	$39

Total Purchased Options					$27	$39

WRITTEN OPTIONS:

COMMODITY OPTIONS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - NYMEX Crude June Futures †	$64.500	05/17/2018	12	$12	$(11)	$(29)
Call - NYMEX Crude June Futures †	65.000	05/17/2018	98	98	(80)	(208)
Call - NYMEX Crude June Futures †	65.500	05/17/2018	46	46	(36)	(87)
Call - NYMEX Crude May Futures †	63.000	04/17/2018	36	36	(29)	(90)
Call - NYMEX Crude May Futures †	64.000	04/17/2018	36	36	(29)	(65)
Call - NYMEX Crude May Futures †	65.000	04/17/2018	36	36	(30)	(45)
Call - NYMEX Crude May Futures †	65.500	04/17/2018	12	12	(9)	(12)
Call - NYMEX Crude May Futures †	66.500	04/17/2018	24	24	(21)	(16)
Call - NYMEX Crude May Futures †	67.000	04/17/2018	24	24	(21)	(13)
Put - NYMEX Natural Gas April Futures †	2.550	04/25/2018	48	480	(24)	(6)
Call - NYMEX Natural Gas Calendar Spread October Futures †	0.200	09/25/2018	16	160	(5)	(5)
Put - NYMEX Natural Gas Calendar Spread October Futures †	0.350	09/25/2018	16	160	(6)	(3)
Put - NYMEX Natural Gas June Futures †	2.550	05/25/2018	48	480	(15)	(9)
Put - NYMEX Natural Gas June Futures †	2.600	05/25/2018	108	1,080	(42)	(32)
Put - NYMEX Natural Gas June Futures †	2.650	05/25/2018	72	720	(27)	(27)
Put - NYMEX Natural Gas May Futures †	2.450	04/25/2018	48	480	(23)	(2)
Put - NYMEX Natural Gas May Futures †	2.500	04/25/2018	200	2,000	(96)	(13)
Put - NYMEX Natural Gas October Futures †	2.450	09/25/2018	73	730	(44)	(28)
Put - NYMEX Natural Gas October Futures †	2.500	09/25/2018	8	80	(4)	(4)
Call - NYMEX WTI-Brent Crude Spread December Futures †	0.000	10/30/2018	80	80	0	0
Put - NYMEX WTI-Brent Crude Spread December Futures †	4.000	10/30/2018	20	20	0	0
Put - NYMEX WTI-Brent Crude Spread June Futures †	2.000	04/27/2018	39	39	0	(1)
Put - NYMEX WTI-Brent Crude Spread June Futures †	3.000	04/27/2018	20	20	0	0

					$(552)	$(695)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note May 2018 Futures	$120.000	04/20/2018	744	$744	$(208)	$(70)
Call - CBOT U.S. Treasury 10-Year Note May 2018 Futures	121.500	04/20/2018	744	744	(152)	(233)
Put - CBOT U.S. Treasury 30-Year Bond May 2018 Futures	143.000	04/20/2018	156	156	(136)	(19)
Call - CBOT U.S. Treasury 30-Year Bond May 2018 Futures	145.000	04/20/2018	216	216	(231)	(449)

					$(727)	$(771)

Total Written Options					$(1,279)	$(1,466)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	31

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar December Futures	12/2018	37	$	9,019	$(18)	$0	$(1)
90-Day Eurodollar December Futures	12/2019	37		8,992	(24)	0	(1)
90-Day Eurodollar June Futures	06/2018	37		9,037	(21)	0	(1)
90-Day Eurodollar June Futures	06/2019	37		9,003	(23)	0	(1)
90-Day Eurodollar March Futures	03/2019	37		9,010	(20)	0	(1)
90-Day Eurodollar September Futures	09/2018	37		9,030	(17)	0	(1)
90-Day Eurodollar September Futures	09/2019	37		8,998	(23)	0	(1)
Brent (ICE) Dubai August Futures †	08/2018	155		448	174	3	0
Brent (ICE) Dubai December Futures †	12/2018	155		465	192	0	0
Brent (ICE) Dubai July Futures †	07/2018	155		448	174	3	0
Brent (ICE) Dubai November Futures †	11/2018	155		455	181	0	(2)
Brent (ICE) Dubai October Futures †	10/2018	155		450	176	0	0
Brent (ICE) Dubai September Futures †	09/2018	155		450	176	1	0
Brent Crude December Futures †	10/2018	362		24,138	854	145	0
Brent Crude December Futures †	10/2019	578		36,212	1,669	104	0
Brent Crude December Futures †	10/2020	319		19,060	474	0	(6)
Brent Crude December Futures †	10/2021	61		3,539	34	0	(9)
Brent Crude July Futures †	05/2018	183		12,600	664	97	0
Brent Crude June Futures †	04/2018	6		416	(2)	4	0
Brent Crude September Futures †	07/2018	281		19,083	127	129	0
Chicago Ethanol (Platts) April Futures †	04/2018	29		1,778	35	31	0
Chicago Ethanol (Platts) December Futures †	12/2018	20		1,224	28	19	0
Chicago Ethanol (Platts) June Futures †	06/2018	47		2,912	67	40	0
Chicago Ethanol (Platts) May Futures †	05/2018	47		2,902	57	45	0
Chicago Ethanol (Platts) September Futures †	09/2018	18		1,123	(16)	17	0
Copper December Futures †	12/2018	47		7,961	(404)	0	0
Copper July Futures †	07/2018	16		2,689	4	0	0
Copper May Futures †	05/2018	61		10,220	(637)	0	0
Corn December Futures †	12/2018	527		10,843	209	382	0
Cotton No. 2 December Futures †	12/2018	105		4,081	(29)	39	0
Euro-Bund 10-Year Bond June Futures	06/2018	298	EUR	58,459	961	73	0
Gas Oil December Futures †	12/2018	328	$	19,721	2,466	57	0
Gas Oil September Futures †	09/2018	228		13,868	768	40	0
Gold 100 oz. December Futures †	12/2018	90		12,112	495	0	(25)
Hard Red Winter Wheat July Futures †	07/2018	7		170	(3)	2	0
Henry Hub Natural Gas April Futures †	03/2019	8		53	(3)	0	0
Henry Hub Natural Gas August Futures †	07/2019	8		54	(3)	0	0
Henry Hub Natural Gas December Futures †	11/2019	8		58	1	0	0
Henry Hub Natural Gas February Futures †	01/2019	8		61	5	0	0
Henry Hub Natural Gas January Futures †	12/2018	8		62	5	1	0
Henry Hub Natural Gas July Futures †	06/2019	8		54	(3)	0	0
Henry Hub Natural Gas June Futures †	05/2019	8		53	(3)	0	0
Henry Hub Natural Gas March Futures †	02/2019	8		59	2	0	0
Henry Hub Natural Gas May Futures †	04/2019	8		53	(4)	0	0
Henry Hub Natural Gas November Futures †	10/2019	8		55	(1)	0	0
Henry Hub Natural Gas October Futures †	09/2019	8		54	(3)	0	0
Henry Hub Natural Gas September Futures †	08/2019	8		54	(3)	0	0
Henry Hub Natural Gas Swap April Futures †	03/2019	12		80	(5)	0	0
Henry Hub Natural Gas Swap August Futures †	07/2018	68		484	(10)	4	0
Henry Hub Natural Gas Swap August Futures †	07/2019	12		81	(5)	0	0
Henry Hub Natural Gas Swap December Futures †	11/2018	68		512	(6)	4	0
Henry Hub Natural Gas Swap December Futures †	11/2019	12		87	2	0	0
Henry Hub Natural Gas Swap February Futures †	01/2019	12		92	6	1	0
Henry Hub Natural Gas Swap January Futures †	12/2018	12		93	8	1	0

32	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

March 31, 2018

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Henry Hub Natural Gas Swap July Futures †	06/2018	68	$	481	$(12)	$4	$0
Henry Hub Natural Gas Swap July Futures †	06/2019	12		81	(5)	0	0
Henry Hub Natural Gas Swap June Futures †	05/2018	68		472	(19)	5	0
Henry Hub Natural Gas Swap June Futures †	05/2019	12		80	(6)	0	0
Henry Hub Natural Gas Swap March Futures †	02/2019	12		89	3	0	0
Henry Hub Natural Gas Swap May Futures †	04/2018	68		465	(25)	6	0
Henry Hub Natural Gas Swap May Futures †	04/2019	12		79	(6)	0	0
Henry Hub Natural Gas Swap November Futures †	10/2018	68		491	(9)	4	0
Henry Hub Natural Gas Swap November Futures †	10/2019	12		83	(2)	0	0
Henry Hub Natural Gas Swap October Futures †	09/2018	68		484	(10)	4	0
Henry Hub Natural Gas Swap October Futures †	09/2019	12		81	(4)	0	0
Henry Hub Natural Gas Swap September Futures †	08/2018	68		482	(10)	4	0
Henry Hub Natural Gas Swap September Futures †	08/2019	12		80	(5)	0	0
Lead September Futures †	09/2018	107		6,410	(74)	0	0
Live Cattle August Futures †	08/2018	18		731	(99)	0	(21)
LLS (Argus) vs. WTI Spread Calendar Swap April Futures †	04/2019	3		8	(1)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap August Futures †	08/2018	18		47	1	2	0
LLS (Argus) vs. WTI Spread Calendar Swap August Futures †	08/2019	3		8	(1)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap December Futures †	12/2018	18		46	0	1	0
LLS (Argus) vs. WTI Spread Calendar Swap December Futures †	12/2019	3		7	(2)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap February Futures †	02/2019	3		8	(1)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap January Futures †	01/2019	3		8	(1)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap July Futures †	07/2018	18		48	1	2	0
LLS (Argus) vs. WTI Spread Calendar Swap July Futures †	07/2019	3		8	(1)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap June Futures †	06/2019	3		8	(1)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap March Futures †	03/2019	3		8	(1)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap May Futures †	05/2019	3		8	(1)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap November Futures †	11/2018	18		47	1	1	0
LLS (Argus) vs. WTI Spread Calendar Swap November Futures †	11/2019	3		8	(2)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap October Futures †	10/2018	18		49	3	1	0
LLS (Argus) vs. WTI Spread Calendar Swap October Futures †	10/2019	3		8	(1)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap September Futures †	09/2018	18		48	2	1	0
LLS (Argus) vs. WTI Spread Calendar Swap September Futures †	09/2019	3		8	(1)	0	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap April Futures †	04/2018	6		199	16	0	(1)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap August Futures †	08/2018	8		257	73	0	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap December Futures †	12/2018	8		262	75	0	(1)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap July Futures †	07/2018	8		257	74	0	(1)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap June Futures †	06/2018	6		192	10	0	(1)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap May Futures †	05/2018	6		194	11	0	(1)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap November Futures †	11/2018	8		261	75	0	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap October Futures †	10/2018	8		260	75	0	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap September Futures †	09/2018	8		259	74	0	0
Natural Gas April Futures †	03/2019	171		4,557	(191)	7	0
Natural Gas February Futures †	01/2019	253		7,739	(115)	48	0
Natural Gas May Futures †	04/2019	8		211	(2)	0	0
Natural Gas October Futures †	09/2018	552		15,710	82	133	0
Natural Gas September Futures †	08/2018	456		12,918	(87)	110	0
New York Harbor ULSD December Futures †	11/2018	31		2,626	46	12	0
New York Harbor ULSD July Futures †	06/2018	14		1,187	(7)	5	0
New York Harbor ULSD June Futures †	05/2018	9		763	(1)	3	0
New York Harbor ULSD May Futures †	04/2018	13		1,103	96	4	0
New York Harbor ULSD September Futures †	08/2018	116		9,834	522	42	0

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	33

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Nickel May Futures †	05/2018	7	$	558	$(5)	$0	$0
Put Options Strike @ EUR 122.000 on Euro-Bobl June 2018 Futures	05/2018	365	EUR	2	0	0	0
RBOB Gasoline July Futures †	06/2018	55	$	4,665	203	9	0
RBOB Gasoline June Futures †	05/2018	43		3,657	176	6	0
RBOB Gasoline May Futures †	04/2018	7		594	40	0	0
RBOB Gasoline September Futures †	08/2018	118		9,811	488	26	0
Soybean May Futures †	05/2018	28		1,463	24	38	0
Soybean November Futures †	11/2018	244		12,783	110	381	0
Soybean Oil May Futures †	05/2018	127		2,428	(61)	19	0
U.S. Treasury 5-Year Note June Futures	06/2018	244		27,928	134	27	0
WCS Oil Monthly Index April Futures †	03/2019	1		19	(3)	0	0
WCS Oil Monthly Index August Futures †	07/2019	1		19	(2)	0	0
WCS Oil Monthly Index December Futures †	11/2019	1		21	(1)	0	0
WCS Oil Monthly Index February Futures †	01/2019	1		22	0	0	0
WCS Oil Monthly Index January Futures †	12/2018	1		22	0	0	0
WCS Oil Monthly Index July Futures †	06/2019	1		19	(3)	0	0
WCS Oil Monthly Index June Futures †	05/2019	1		19	(2)	0	0
WCS Oil Monthly Index March Futures †	02/2019	1		22	0	0	0
WCS Oil Monthly Index May Futures †	04/2019	1		19	(2)	0	0
WCS Oil Monthly Index November Futures †	10/2019	1		20	(1)	0	0
WCS Oil Monthly Index October Futures †	09/2019	1		20	(1)	0	0
WCS Oil Monthly Index September Futures †	08/2019	1		19	(2)	0	0
White Sugar August Futures †	07/2018	238		4,079	(196)	38	0
White Sugar May Futures †	04/2018	56		983	(25)	10	0
WTI Crude December Futures †	11/2021	148		7,767	96	0	(33)
WTI Crude July Futures †	06/2018	20		1,291	(17)	10	0
WTI Crude June Futures †	05/2019	1,513		89,736	5,376	333	0
WTI Crude June Futures †	05/2020	199		11,082	567	0	(8)
WTI Crude March Futures †	02/2019	315		19,051	632	83	0
WTI Crude March Futures †	02/2020	129		7,286	598	4	0
WTI Crude May Futures †	04/2018	88		5,715	(40)	49	0
WTI Crude November Futures †	10/2018	146		9,110	625	51	0
WTI Crude October Futures †	09/2018	376		23,658	1,426	143	0
WTI Crude September Futures †	08/2019	401		23,346	748	60	0
WTI Houston (Argus) vs. WTI Trade April Futures †	03/2019	5		12	1	0	0
WTI Houston (Argus) vs. WTI Trade April Futures †	03/2020	1		2	0	0	0
WTI Houston (Argus) vs. WTI Trade April Futures †	03/2021	1		2	0	0	0
WTI Houston (Argus) vs. WTI Trade August Futures †	07/2018	6		14	0	0	0
WTI Houston (Argus) vs. WTI Trade August Futures †	07/2019	5		12	0	0	0
WTI Houston (Argus) vs. WTI Trade August Futures †	07/2020	1		2	0	0	0
WTI Houston (Argus) vs. WTI Trade August Futures †	07/2021	1		2	0	0	0
WTI Houston (Argus) vs. WTI Trade December Futures †	11/2018	6		14	0	0	0
WTI Houston (Argus) vs. WTI Trade December Futures †	11/2019	5		12	0	0	0
WTI Houston (Argus) vs. WTI Trade December Futures †	11/2020	1		2	0	0	0
WTI Houston (Argus) vs. WTI Trade December Futures †	11/2021	1		2	0	0	0
WTI Houston (Argus) vs. WTI Trade February Futures †	01/2019	5		12	0	0	0
WTI Houston (Argus) vs. WTI Trade February Futures †	01/2020	1		2	0	0	0
WTI Houston (Argus) vs. WTI Trade February Futures †	01/2021	1		2	0	0	0
WTI Houston (Argus) vs. WTI Trade January Futures †	12/2018	5		11	0	0	0
WTI Houston (Argus) vs. WTI Trade January Futures †	12/2019	1		2	0	0	0
WTI Houston (Argus) vs. WTI Trade January Futures †	12/2020	1		2	0	0	0
WTI Houston (Argus) vs. WTI Trade July Futures †	06/2018	6		14	0	0	0
WTI Houston (Argus) vs. WTI Trade July Futures †	06/2019	5		12	0	0	0
WTI Houston (Argus) vs. WTI Trade July Futures †	06/2020	1		2	0	0	0
WTI Houston (Argus) vs. WTI Trade July Futures †	06/2021	1		2	0	0	0
WTI Houston (Argus) vs. WTI Trade June Futures †	05/2019	5		12	1	0	0
WTI Houston (Argus) vs. WTI Trade June Futures †	05/2020	1		2	0	0	0
WTI Houston (Argus) vs. WTI Trade June Futures †	05/2021	1		2	0	0	0

34	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

March 31, 2018

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
WTI Houston (Argus) vs. WTI Trade March Futures †	02/2019	5	$	12	$1	$0	$0
WTI Houston (Argus) vs. WTI Trade March Futures †	02/2020	1		2	0	0	0
WTI Houston (Argus) vs. WTI Trade March Futures †	02/2021	1		2	0	0	0
WTI Houston (Argus) vs. WTI Trade May Futures †	04/2019	5		12	1	0	0
WTI Houston (Argus) vs. WTI Trade May Futures †	04/2020	1		2	0	0	0
WTI Houston (Argus) vs. WTI Trade May Futures †	04/2021	1		2	0	0	0
WTI Houston (Argus) vs. WTI Trade November Futures †	10/2018	6		14	0	0	0
WTI Houston (Argus) vs. WTI Trade November Futures †	10/2019	5		12	0	0	0
WTI Houston (Argus) vs. WTI Trade November Futures †	10/2020	1		2	0	0	0
WTI Houston (Argus) vs. WTI Trade November Futures †	10/2021	1		2	0	0	0
WTI Houston (Argus) vs. WTI Trade October Futures †	09/2018	6		14	(1)	0	0
WTI Houston (Argus) vs. WTI Trade October Futures †	09/2019	5		12	0	0	0
WTI Houston (Argus) vs. WTI Trade October Futures †	09/2020	1		2	0	0	0
WTI Houston (Argus) vs. WTI Trade October Futures †	09/2021	1		2	0	0	0
WTI Houston (Argus) vs. WTI Trade September Futures †	08/2018	6		14	(1)	0	0
WTI Houston (Argus) vs. WTI Trade September Futures †	08/2019	5		12	0	0	0
WTI Houston (Argus) vs. WTI Trade September Futures †	08/2020	1		2	0	0	0
WTI Houston (Argus) vs. WTI Trade September Futures †	08/2021	1		2	0	0	0
Zinc September Futures †	09/2018	170		13,887	(91)	0	0

					$20,058	$2,928	$(116)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Aluminum July Futures †	07/2018	69	$	(3,463)	$158	$0	$0
Aluminum May Futures †	05/2018	8		(399)	34	0	0
Aluminum September Futures †	09/2018	267		(13,452)	636	0	0
Arabica Coffee July Futures †	07/2018	3		(135)	3	0	0
Arabica Coffee May Futures †	05/2018	14		(620)	29	0	(2)
Arabica Coffee September Futures †	09/2018	293		(13,443)	373	0	(38)
Australia Government 10-Year Bond June Futures	06/2018	137	AUD	(13,639)	(248)	11	(70)
Brent (ICE) Calendar Swap April Futures †	04/2018	3	$	(208)	(18)	0	(2)
Brent (ICE) Calendar Swap August Futures †	08/2018	4		(270)	(61)	0	(2)
Brent (ICE) Calendar Swap December Futures †	12/2018	4		(264)	(55)	0	(1)
Brent (ICE) Calendar Swap July Futures †	07/2018	4		(272)	(62)	0	(2)
Brent (ICE) Calendar Swap June Futures †	06/2018	3		(205)	(15)	0	(1)
Brent (ICE) Calendar Swap May Futures †	05/2018	3		(206)	(16)	0	(2)
Brent (ICE) Calendar Swap November Futures †	11/2018	4		(265)	(56)	0	(1)
Brent (ICE) Calendar Swap October Futures †	10/2018	4		(267)	(58)	0	(2)
Brent (ICE) Calendar Swap September Futures †	09/2018	4		(268)	(59)	0	(2)
Brent Crude December Futures †	10/2022	149		(8,538)	(159)	27	0
Brent Crude June Futures †	04/2019	660		(42,583)	(2,194)	0	(191)
Brent Crude June Futures †	05/2020	192		(11,739)	(1,181)	0	(19)
Brent Crude June Futures †	04/2021	90		(5,292)	(338)	8	0
Brent Crude March Futures †	01/2019	134		(8,788)	(153)	0	(47)
Brent Crude September Futures †	07/2019	54		(3,436)	(135)	0	(13)
Call Options Strike @ USD 69.000 on Brent Crude July 2018 Futures †	05/2018	24		(60)	(37)	0	(3)
Call Options Strike @ USD 69.000 on Brent Crude June 2018 Futures †	04/2018	60		(116)	(59)	0	(11)
Call Options Strike @ USD 69.500 on Brent Crude July 2018 Futures †	05/2018	24		(54)	(33)	0	(2)
Call Options Strike @ USD 70.000 on Brent Crude June 2018 Futures †	04/2018	72		(105)	(40)	0	(9)
Call Options Strike @ USD 70.500 on Brent Crude July 2018 Futures †	05/2018	24		(45)	(22)	0	(2)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	35

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Call Options Strike @ USD 70.500 on Brent Crude June 2018 Futures †	04/2018	36	$	(45)	$(16)	$0	$(4)
Call Options Strike @ USD 71.500 on Brent Crude July 2018 Futures †	05/2018	12		(18)	(7)	0	0
Call Options Strike @ USD 74.000 on Brent Crude December 2018 Futures †	10/2018	41		(88)	(17)	3	0
Call Options Strike @ USD 74.500 on Brent Crude July 2018 Futures †	05/2018	48		(40)	11	0	0
Call Options Strike @ USD 75.000 on Brent Crude December 2018 Futures †	10/2018	41		(78)	(27)	3	0
Call Options Strike @ USD 75.500 on Brent Crude July 2018 Futures †	05/2018	24		(17)	9	0	0
Cocoa May Futures †	05/2018	26		(665)	(122)	11	0
Cocoa September Futures †	09/2018	116		(3,010)	(143)	57	0
Copper December Futures †	12/2018	104		(8,022)	473	0	(61)
Copper July Futures †	07/2018	47		(3,579)	1	0	(28)
Copper May Futures †	05/2018	128		(9,682)	576	0	(75)
Copper September Futures †	09/2018	202		(15,476)	459	0	(121)
Corn July Futures †	07/2018	498		(9,867)	(69)	0	(349)
Corn May Futures †	05/2018	257		(4,983)	(369)	0	(183)
Corn September Futures †	09/2018	1,024		(20,646)	(326)	0	(730)
Cotton No. 2 July Futures †	07/2018	77		(3,149)	55	0	(24)
Cotton No. 2 May Futures †	05/2018	7		(285)	(5)	0	(2)
Euro-BTP Italy Government Bond June Futures	06/2018	266	EUR	(40,561)	(353)	0	(182)
Euro-OAT France Government 10-Year Bond June Futures	06/2018	829		(157,688)	(2,816)	0	(286)
Gas Oil June Futures †	06/2018	164	$	(10,070)	(509)	0	(29)
Gas Oil June Futures †	06/2019	164		(9,680)	(1,267)	0	(25)
Gas Oil May Futures †	05/2018	2		(124)	(5)	0	0
Gold 100 oz. June Futures †	06/2018	191		(25,351)	205	52	0
Hard Red Winter Wheat May Futures †	05/2018	19		(444)	64	0	(6)
Henry Hub Natural Gas August Futures †	07/2018	68		(484)	27	0	(4)
Henry Hub Natural Gas December Futures †	11/2018	68		(512)	(1)	0	(4)
Henry Hub Natural Gas July Futures †	06/2018	68		(481)	30	0	(4)
Henry Hub Natural Gas June Futures †	05/2018	68		(472)	39	0	(5)
Henry Hub Natural Gas May Futures †	04/2018	68		(465)	46	0	(6)
Henry Hub Natural Gas November Futures †	10/2018	68		(491)	20	0	(4)
Henry Hub Natural Gas October Futures †	09/2018	68		(484)	27	0	(4)
Henry Hub Natural Gas September Futures †	08/2018	68		(482)	29	0	(4)
Japan Government 10-Year Bond June Futures	06/2018	227	JPY	(321,646)	(289)	192	(21)
Live Cattle June Futures †	06/2018	70	$	(2,872)	324	84	0
Natural Gas August Futures †	07/2018	36		(1,025)	(16)	0	(9)
Natural Gas January Futures †	12/2018	25		(774)	(3)	0	(5)
Natural Gas July Futures †	06/2018	244		(6,910)	(117)	0	(59)
Natural Gas June Futures †	05/2018	45		(1,250)	(12)	1	(10)
Natural Gas March Futures †	02/2019	179		(5,289)	239	0	(23)
Natural Gas May Futures †	04/2018	386		(10,549)	238	0	(145)
Nickel July Futures †	07/2018	4		(319)	4	0	0
Platinum July Futures †	07/2018	485		(22,616)	754	199	0
Put Options Strike @ EUR 129.000 on Euro-Bobl June 2018 Futures	05/2018	365	EUR	(4)	136	4	0
Put Options Strike @ EUR 130.000 on Euro-Bobl June 2018 Futures	05/2018	358		(20)	123	11	0
Put Options Strike @ USD 55.000 on Brent Crude December 2018 Futures †	10/2018	41	$	(53)	12	8	0
Put Options Strike @ USD 56.000 on Brent Crude December 2018 Futures †	10/2018	41		(61)	32	9	0
Silver July Futures †	07/2018	11		(899)	18	0	(1)
Silver May Futures †	05/2018	169		(13,746)	331	0	(13)

36	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

March 31, 2018

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Soybean July Futures †	07/2018	37	$	(1,953)	$33	$0	$(49)
Soybean Meal July Futures †	07/2018	6		(232)	1	0	(8)
Soybean Meal May Futures †	05/2018	34		(1,306)	(13)	0	(43)
Soybean Oil July Futures †	07/2018	8		(154)	2	0	(1)
Sugar No. 11 July Futures †	06/2018	243		(3,391)	215	0	(33)
Sugar No. 11 May Futures †	04/2018	117		(1,618)	167	0	(18)
Sugar No. 11 October Futures †	09/2018	886		(12,771)	1,096	0	(89)
U.S. Treasury 10-Year Note June Futures	06/2018	406		(49,183)	(454)	0	(95)
U.S. Treasury 30-Year Bond June Futures	06/2018	2,300		(337,238)	(9,633)	0	(1,725)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2018	22		(3,530)	(116)	0	(25)
United Kingdom Long Gilt June Futures	06/2018	1,224	GBP	(210,915)	(3,755)	0	(1,168)
WCS Oil Monthly Index April Futures †	03/2020	1	$	(19)	2	0	0
WCS Oil Monthly Index August Futures †	07/2018	3		(60)	8	0	0
WCS Oil Monthly Index August Futures †	07/2020	1		(19)	2	0	0
WCS Oil Monthly Index December Futures †	11/2018	6		(137)	(21)	0	0
WCS Oil Monthly Index December Futures †	11/2020	1		(21)	0	0	0
WCS Oil Monthly Index February Futures †	01/2020	1		(21)	0	0	0
WCS Oil Monthly Index January Futures †	12/2019	1		(21)	0	0	0
WCS Oil Monthly Index July Futures †	06/2018	3		(57)	11	0	0
WCS Oil Monthly Index July Futures †	06/2020	1		(19)	2	0	0
WCS Oil Monthly Index June Futures †	05/2018	4		(80)	(14)	0	0
WCS Oil Monthly Index June Futures †	05/2020	1		(20)	2	0	0
WCS Oil Monthly Index March Futures †	02/2020	1		(21)	1	0	0
WCS Oil Monthly Index May Futures †	04/2018	4		(88)	(22)	1	0
WCS Oil Monthly Index May Futures †	04/2020	1		(20)	2	0	0
WCS Oil Monthly Index November Futures †	10/2018	6		(136)	(20)	0	0
WCS Oil Monthly Index November Futures †	10/2020	1		(21)	0	0	0
WCS Oil Monthly Index October Futures †	09/2018	6		(135)	(19)	0	0
WCS Oil Monthly Index October Futures †	09/2020	1		(21)	0	0	0
WCS Oil Monthly Index September Futures †	08/2018	3		(68)	0	0	0
WCS Oil Monthly Index September Futures †	08/2020	1		(20)	2	0	0
Wheat July Futures †	07/2018	72		(1,687)	7	0	(21)
Wheat May Futures †	05/2018	93		(2,097)	229	0	(26)
WTI Brent Financial April Futures †	04/2019	8		(40)	2	0	0
WTI Brent Financial August Futures †	08/2018	22		(92)	5	0	(1)
WTI Brent Financial August Futures †	08/2019	8		(42)	0	0	(1)
WTI Brent Financial December Futures †	12/2018	22		(102)	(5)	0	(1)
WTI Brent Financial December Futures †	12/2019	8		(41)	0	0	(1)
WTI Brent Financial February Futures †	02/2019	8		(39)	2	0	0
WTI Brent Financial January Futures †	01/2019	8		(38)	3	0	0
WTI Brent Financial July Futures †	07/2018	22		(89)	8	0	(1)
WTI Brent Financial July Futures †	07/2019	8		(41)	0	0	(1)
WTI Brent Financial June Futures †	06/2019	8		(41)	0	0	0
WTI Brent Financial March Futures †	03/2019	8		(39)	2	0	0
WTI Brent Financial May Futures †	05/2019	8		(40)	1	0	0
WTI Brent Financial November Futures †	11/2018	22		(100)	(3)	0	(1)
WTI Brent Financial November Futures †	11/2019	8		(40)	1	0	(1)
WTI Brent Financial October Futures †	10/2018	22		(97)	0	0	(1)
WTI Brent Financial October Futures †	10/2019	8		(41)	1	0	(1)
WTI Brent Financial September Futures †	09/2018	22		(95)	2	0	(1)
WTI Brent Financial September Futures †	09/2019	8		(41)	0	0	(1)
WTI Crude April Futures †	03/2019	35		(2,102)	(72)	0	(9)
WTI Crude August Futures †	07/2018	35		(2,241)	(92)	0	(16)
WTI Crude August Futures †	08/2018	242		(15,362)	38	0	(96)
WTI Crude December Futures †	11/2018	857		(53,057)	(953)	0	(275)
WTI Crude December Futures †	11/2019	635		(36,430)	(1,125)	0	(55)
WTI Crude December Futures †	11/2020	584		(31,746)	(701)	77	0
WTI Crude December Futures †	11/2022	92		(4,749)	(27)	20	0

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	37

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
WTI Crude February Futures †	01/2019	188	$	(11,457)	$(603)	$0	$(55)
WTI Crude June Futures †	05/2018	221		(14,336)	(720)	1	(120)
WTI Midarg/Finance CS August Futures †	08/2018	11		(47)	(33)	0	(3)
WTI Midarg/Finance CS December Futures †	12/2018	11		(50)	(37)	0	0
WTI Midarg/Finance CS July Futures †	07/2018	11		(44)	(30)	0	(3)
WTI Midarg/Finance CS November Futures †	11/2018	11		(53)	(40)	0	0
WTI Midarg/Finance CS October Futures †	10/2018	11		(52)	(39)	0	(2)
WTI Midarg/Finance CS September Futures †	09/2018	11		(48)	(34)	0	(2)
WTI Midland vs WTI Trade April Futures †	03/2020	1		—	1	0	0
WTI Midland vs WTI Trade April Futures †	03/2021	1		—	0	0	0
WTI Midland vs WTI Trade August Futures †	07/2018	3		(12)	(10)	0	(1)
WTI Midland vs WTI Trade August Futures †	07/2020	1		—	1	0	0
WTI Midland vs WTI Trade August Futures †	07/2021	1		—	0	0	0
WTI Midland vs WTI Trade December Futures †	11/2018	3		(15)	(13)	0	0
WTI Midland vs WTI Trade December Futures †	11/2020	1		—	1	0	0
WTI Midland vs WTI Trade December Futures †	11/2021	1		—	0	0	0
WTI Midland vs WTI Trade February Futures †	01/2020	1		—	1	0	0
WTI Midland vs WTI Trade February Futures †	01/2021	1		—	0	0	0
WTI Midland vs WTI Trade January Futures †	12/2019	1		—	1	0	0
WTI Midland vs WTI Trade January Futures †	12/2020	1		—	0	0	0
WTI Midland vs WTI Trade July Futures †	06/2018	3		(10)	(8)	0	(1)
WTI Midland vs WTI Trade July Futures †	06/2020	1		—	1	0	0
WTI Midland vs WTI Trade July Futures †	06/2021	1		—	0	0	0
WTI Midland vs WTI Trade June Futures †	05/2020	1		—	1	0	0
WTI Midland vs WTI Trade June Futures †	05/2021	1		—	0	0	0
WTI Midland vs WTI Trade March Futures †	02/2020	1		—	1	0	0
WTI Midland vs WTI Trade March Futures †	02/2021	1		—	0	0	0
WTI Midland vs WTI Trade May Futures †	04/2020	1		—	1	0	0
WTI Midland vs WTI Trade May Futures †	04/2021	1		—	0	0	0
WTI Midland vs WTI Trade November Futures †	10/2018	3		(14)	(12)	0	(1)
WTI Midland vs WTI Trade November Futures †	10/2020	1		—	1	0	0
WTI Midland vs WTI Trade November Futures †	10/2021	1		—	0	0	0
WTI Midland vs WTI Trade October Futures †	09/2018	3		(13)	(11)	0	0
WTI Midland vs WTI Trade October Futures †	09/2020	1		—	1	0	0
WTI Midland vs WTI Trade October Futures †	09/2021	1		—	0	0	0
WTI Midland vs WTI Trade September Futures †	08/2018	3		(13)	(11)	0	(1)
WTI Midland vs WTI Trade September Futures †	08/2020	1		—	1	0	0
WTI Midland vs WTI Trade September Futures †	08/2021	1		—	0	0	0
Zinc July Futures †	07/2018	4		(327)	(8)	0	0
Zinc May Futures †	05/2018	17		(1,393)	64	0	0

					$(22,704)	$779	$(6,801)

Total Futures Contracts					$(2,646)	$3,707	$(6,917)

38	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

March 31, 2018

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(3)	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Daimler AG	1.000%	Quarterly	12/20/2020	0.311%	EUR	2,970	$49	$22	$71	$0	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.HY-29 5-Year Index	(5.000)%	Quarterly	12/20/2022	$	102,319	$(6,895)	$103	$(6,792)	$0	$(417)
iTraxx Europe Main 26 5-Year Index	(1.000)	Quarterly	12/20/2021	EUR	33,200	(582)	(421)	(1,003)	0	(27)
iTraxx Europe Main 28 5-Year Index	(1.000)	Quarterly	12/20/2022		94,600	(2,507)	(213)	(2,720)	0	(68)

						$(9,984)	$(531)	$(10,515)	$0	$(512)

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay(6)	1-Day EUR-EONIA Compounded-OIS	0.050%	Annual	09/19/2021	EUR	20,100	$(21)	$60	$39	$14	$0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.000	Annual	12/15/2047	$	23,200	50	1,811	1,861	0	(34)
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.428	Annual	12/20/2047		4,700	11	(67)	(56)	0	(8)
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.478	Annual	12/20/2047		11,071	57	(309)	(252)	0	(18)
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.499	Annual	12/20/2047		5,130	13	(153)	(140)	0	(9)
Receive	3-Month NZD-BBR	3.250	Semi-Annual	03/21/2028	NZD	29,700	91	(462)	(371)	0	(155)
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/15/2018	$	56,200	(160)	199	39	0	(7)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/20/2019		1,300	(9)	14	5	0	0
Receive(6)	3-Month USD-LIBOR	1.750	Semi-Annual	06/20/2020		36,100	707	(91)	616	0	(2)
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	12/16/2022		49,900	347	(1,090)	(743)	25	0
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2022		290,800	366	(4,720)	(4,354)	141	0
Pay(6)	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		214,000	(8,267)	842	(7,425)	153	0
Pay(6)	3-Month USD-LIBOR	2.678	Semi-Annual	10/25/2023		31,500	0	(145)	(145)	30	0
Pay(6)	3-Month USD-LIBOR	2.670	Semi-Annual	11/19/2023		26,000	0	(136)	(136)	25	0
Pay(6)	3-Month USD-LIBOR	2.681	Semi-Annual	12/12/2023		26,200	0	(129)	(129)	26	0
Pay(6)	3-Month USD-LIBOR	2.500	Semi-Annual	12/19/2023		53,700	(432)	(285)	(717)	52	0
Receive(6)	3-Month USD-LIBOR	2.400	Semi-Annual	03/16/2026		291,300	(2,142)	7,830	5,688	0	(425)
Receive(6)	3-Month USD-LIBOR	1.850	Semi-Annual	07/27/2026		32,250	(51)	1,454	1,403	0	(47)
Receive(6)	3-Month USD-LIBOR	2.000	Semi-Annual	07/27/2026		165,300	3,493	2,627	6,120	0	(244)
Receive(6)	3-Month USD-LIBOR	2.400	Semi-Annual	12/07/2026		6,900	78	60	138	0	(10)
Receive	3-Month USD-LIBOR †	1.750	Semi-Annual	12/21/2026		13,500	(343)	1,363	1,020	0	(21)
Receive	3-Month USD-LIBOR †	1.500	Semi-Annual	06/21/2027		900	77	14	91	0	(1)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		27,600	(291)	836	545	0	(55)
Receive(6)	3-Month USD-LIBOR	3.100	Semi-Annual	04/17/2028		133,480	(880)	(174)	(1,054)	0	(208)
Receive(6)	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		120,900	6,671	(928)	5,743	0	(260)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/21/2046		36,000	3,854	537	4,391	0	(200)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		84,850	3,493	(1,973)	1,520	0	(504)
Receive(6)	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		92,020	9,965	(2,744)	7,221	0	(540)
Receive(6)	3-Month USD-LIBOR	2.969	Semi-Annual	10/25/2048		11,000	0	(201)	(201)	0	(69)
Receive(6)	3-Month USD-LIBOR	2.951	Semi-Annual	11/19/2048		4,500	0	(64)	(64)	0	(28)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	39

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive(6)	6-Month GBP-LIBOR	1.500%	Semi-Annual	09/19/2028	GBP	61,500	$1,409	$(1,013)	$396	$0	$(322)
Receive(6)	6-Month GBP-LIBOR	1.750	Semi-Annual	09/19/2048		14,890	(783)	(417)	(1,200)	0	(125)
Receive	6-Month JPY-LIBOR	1.000	Semi-Annual	09/18/2023	JPY	40,000	(20)	2	(18)	0	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027		7,740,000	(140)	(47)	(187)	26	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		1,190,000	(19)	12	(7)	4	0
Receive(6)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		5,440,000	(296)	(122)	(418)	28	0
Receive	6-Month JPY-LIBOR	1.500	Semi-Annual	12/21/2045		22,200	(32)	(5)	(37)	0	0
Pay	28-Day MXN-TIIE	7.200	Lunar	06/05/2024	MXN	266,400	3	(192)	(189)	43	0
Pay	28-Day MXN-TIIE	8.280	Lunar	11/28/2036		98,000	500	(285)	215	32	0
Pay	28-Day MXN-TIIE	7.480	Lunar	06/18/2037		4,610	0	(12)	(12)	1	0
Pay	CPTFEMU	1.295	Maturity	03/15/2021	EUR	20,100	0	14	14	0	(3)
Pay	CPTFEMU	1.165	Maturity	12/15/2021		6,180	6	79	85	0	(3)
Receive	CPTFEMU	1.385	Maturity	12/15/2026		3,360	(7)	(38)	(45)	3	0
Receive	CPTFEMU	1.360	Maturity	06/15/2027		28,100	(421)	(84)	(505)	22	0
Receive	CPTFEMU	1.520	Maturity	11/15/2027		45,700	(145)	158	13	48	0
Receive	CPTFEMU	1.535	Maturity	03/15/2028		20,100	0	37	37	15	0
Pay	CPTFEMU	1.710	Maturity	03/15/2033		5,200	(7)	(43)	(50)	0	(5)
Receive	CPTFEMU	1.946	Maturity	03/15/2048		5,200	13	81	94	1	0
Pay	CPURNSA	1.680	Maturity	04/28/2018	$	189,900	0	1,023	1,023	41	0
Pay	CPURNSA	1.580	Maturity	05/23/2018		99,000	51	738	789	34	0
Pay	CPURNSA	2.070	Maturity	03/23/2019		168,420	12	27	39	100	0
Pay	CPURNSA	2.130	Maturity	01/25/2020		20,600	0	42	42	104	0
Pay	CPURNSA	2.168	Maturity	07/15/2020		31,500	0	121	121	32	0
Pay	CPURNSA	2.027	Maturity	11/23/2020		25,800	0	220	220	25	0
Pay	CPURNSA	2.021	Maturity	11/25/2020		25,100	0	218	218	25	0
Pay	CPURNSA	1.550	Maturity	07/26/2021		17,400	589	(8)	581	16	0
Pay	CPURNSA	1.603	Maturity	09/12/2021		13,900	419	(6)	413	13	0
Pay	CPURNSA	2.069	Maturity	07/15/2022		10,500	0	104	104	9	0
Pay	CPURNSA	2.500	Maturity	07/15/2022		11,100	(987)	83	(904)	10	0
Pay	CPURNSA	2.210	Maturity	02/05/2023		63,290	0	70	70	39	0
Receive	CPURNSA	1.730	Maturity	07/26/2026		17,400	(933)	31	(902)	0	(15)
Receive	CPURNSA	1.760	Maturity	08/30/2026		2,400	(118)	5	(113)	0	(2)
Receive	CPURNSA	1.800	Maturity	09/12/2026		5,200	(52)	(178)	(230)	0	(4)
Receive	CPURNSA	1.801	Maturity	09/12/2026		13,900	(642)	30	(612)	0	(11)
Receive	CPURNSA	1.805	Maturity	09/12/2026		12,400	(568)	26	(542)	0	(10)
Receive	CPURNSA	1.780	Maturity	09/15/2026		15,800	(767)	34	(733)	0	(13)
Receive	CPURNSA	2.102	Maturity	07/20/2027		62,400	0	(1,209)	(1,209)	0	(32)
Receive	CPURNSA	2.122	Maturity	08/01/2027		62,400	0	(1,126)	(1,126)	0	(34)
Receive	CPURNSA	2.180	Maturity	09/20/2027		10,820	0	(158)	(158)	0	(6)
Receive	CPURNSA	2.150	Maturity	09/25/2027		10,500	0	(186)	(186)	0	(6)
Receive	CPURNSA	2.156	Maturity	10/17/2027		23,200	0	(390)	(390)	0	(12)
Receive	CPURNSA	2.335	Maturity	02/05/2028		32,120	70	80	150	0	(4)
Pay	FRCPXTOB	1.165	Maturity	03/15/2020	EUR	21,940	0	(7)	(7)	0	(7)
Receive	FRCPXTOB	1.350	Maturity	01/15/2023		18,530	6	58	64	0	0
Receive	FRCPXTOB	1.575	Maturity	01/15/2028		8,000	0	58	58	2	0
Receive	FRCPXTOB	1.590	Maturity	02/15/2028		31,640	(1)	296	295	2	0
Receive	FRCPXTOB	1.606	Maturity	02/15/2028		4,740	0	54	54	0	0
Receive	FRCPXTOB	1.910	Maturity	01/15/2038		5,610	16	177	193	0	(2)
Receive	UKRPI	3.190	Maturity	04/15/2030	GBP	1,500	(85)	75	(10)	1	0
Receive	UKRPI	3.350	Maturity	05/15/2030		43,400	(117)	1,564	1,447	20	0
Receive	UKRPI	3.400	Maturity	06/15/2030		44,100	168	1,651	1,819	27	0
Receive	UKRPI	3.325	Maturity	08/15/2030		68,590	(99)	1,038	939	0	(131)
Receive	UKRPI	3.140	Maturity	04/15/2031		11,100	(1,176)	456	(720)	10	0
Receive	UKRPI	3.100	Maturity	06/15/2031		31,400	(3,739)	982	(2,757)	0	(6)
Receive	UKRPI	3.530	Maturity	10/15/2031		860	23	9	32	0	0
Receive	UKRPI	3.470	Maturity	09/15/2032		37,570	(12)	755	743	0	(46)
Pay	UKRPI	3.585	Maturity	10/15/2046		12,990	(900)	(657)	(1,557)	119	0
Pay	UKRPI	3.428	Maturity	03/15/2047		28,300	1,790	(1,316)	474	285	0

							$9,686	$6,885	$16,571	$1,603	$(3,644)

Total Swap Agreements							$(249)	$6,376	$6,127	$1,603	$(4,157)

40	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

March 31, 2018

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
PIMCO CommodityRealReturn Strategy Fund®	$39	$318	$1,603	$1,960	$(771)	$(3,579)	$(4,148)	$(8,498)
PIMCO Cayman Commodity Fund I, Ltd. (Subsidiary)(7)	0	3,389	0	3,389	(695)	(3,338)	(9)	(4,042)

Total Exchange-Traded or Centrally Cleared	$39	$3,707	$1,603	$5,349	$(1,466)	$(6,917)	$(4,157)	$(12,540)

(l)	Securities with an aggregate market value of $93,633 and cash of $12,467 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(7)

The Fund and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	41

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

(m)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	04/2018		ARS	9,124	$		451	$0	$(2)
	04/2018		AUD	67,687			53,290	1,303	0
	04/2018		JPY	5,876,600			52,834	45	(2,447)
	04/2018	$		1,603		DKK	9,998	48	0
	04/2018			2,099		RUB	122,660	38	0
	05/2018			445		ARS	9,124	1	0
	05/2018		ZAR	42,516	$		3,513	0	(61)
	07/2018		BRL	14,900			4,394	0	(83)
BPS	04/2018			1,900			572	0	(4)
	04/2018		JPY	340,000			3,071	0	(128)
	04/2018	$		445		ARS	9,124	8	0
	04/2018			583		BRL	1,900	0	(8)
	04/2018			14,477		EUR	11,679	0	(106)
	04/2018			2,753		IDR	37,968,764	11	0
	04/2018			2,791		INR	182,293	4	0
	05/2018		BRL	1,900	$		582	8	0
	05/2018	$		4,911		ARS	102,818	67	(1)
	06/2018			323			6,468	0	(14)
	07/2018		BRL	103,400	$		29,501	0	(1,571)
BRC	04/2018		EUR	7,600			9,432	75	0
	04/2018		GBP	8,200			11,476	0	(36)
	04/2018		THB	183,302			5,847	0	(16)
	06/2018		RUB	1,341,983			23,558	319	0
CBK	04/2018		CAD	4,400			3,366	0	(50)
	04/2018		DKK	10,000			1,644	3	(10)
	04/2018		EUR	1,908			2,354	6	0
	04/2018		GBP	6,200			8,676	0	(29)
	04/2018		JPY	12,554,000			118,798	770	0
	04/2018	$		80,294		GBP	57,452	422	(111)
	05/2018		JPY	9,640,000	$		88,669	0	(2,073)
	05/2018		MXN	407,002			21,586	0	(674)
	07/2018		PLN	436			128	0	0
	07/2018	$		15,827		COP	45,356,208	340	0
	07/2018			1,392		DKK	8,353	0	(4)
DUB	04/2018		EUR	2,000	$		2,471	10	0
	04/2018	$		52,383		AUD	67,687	0	(396)
	05/2018		AUD	67,687	$		52,388	401	0
	05/2018		EUR	500			619	2	0
	07/2018		BRL	228,000			65,695	38	(2,857)
FBF	04/2018	$		152,206		EUR	122,896	0	(989)
	05/2018		EUR	122,896	$		152,521	992	0
GLM	04/2018		CAD	39,747			30,813	28	(68)
	04/2018		CZK	205,473			10,016	57	0
	04/2018		DKK	9,898			1,516	0	(118)
	04/2018		EUR	19,776			24,506	172	0
	04/2018		GBP	235,821			329,696	0	(1,162)
	04/2018		JPY	446,300			4,249	54	0
	04/2018		TWD	83,522			2,874	1	0
	04/2018	$		3,337		CZK	68,511	0	(18)
	04/2018			25,823		GBP	18,606	282	0
	04/2018			8,373		MXN	156,042	188	0
	05/2018			621		ARS	12,602	0	(8)
	05/2018		ZAR	43,042	$		3,557	0	(61)
	06/2018		CNH	1,680			264	0	(2)
HUS	04/2018		CAD	59,513			46,957	828	(68)
	04/2018		CZK	68,511			3,320	1	0

42	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

March 31, 2018

Counterparty	Settlement Month		Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
									Asset	Liability
	04/2018			THB	184,348	$		5,916	$17	$0
	04/2018			TWD	84,637			2,903	0	0
	04/2018		$		6,574		ARS	136,217	155	0
	04/2018				215,833		GBP	151,794	0	(2,866)
	04/2018				5,533		IDR	76,149,644	5	0
	04/2018				6,589		RUB	384,934	117	0
	04/2018				2,917		THB	91,031	0	(6)
	04/2018				2,902		TWD	84,637	0	0
	05/2018			GBP	151,794	$		216,095	2,865	0
	05/2018		$		3,210		ZAR	39,023	70	0
	06/2018			KRW	13,473,360	$		12,478	0	(230)
	06/2018		$		9,962		IDR	137,565,420	1	0
	07/2018			BRL	148,200	$		42,307	0	(2,227)
	08/2018			EUR	28,760			35,627	0	(167)
JPM	04/2018			BRL	940			283	0	(2)
	04/2018			CAD	30,700			23,710	29	(152)
	04/2018			CZK	59,658			2,886	0	(6)
	04/2018	†		GBP	3,064			4,250	0	(48)
	04/2018			IDR	38,256,237			2,783	5	0
	04/2018			JPY	360,000			3,253	0	(134)
	04/2018			NZD	77,886			57,110	822	0
	04/2018			PHP	145,283			2,780	0	(4)
	04/2018		$		285		BRL	940	0	0
	04/2018				45,179		CAD	58,154	0	(39)
	04/2018				15,883		GBP	11,424	145	0
	04/2018				2,791		IDR	38,256,237	0	(12)
	04/2018				2,737		INR	178,205	0	(3)
	04/2018				2,791		MXN	52,473	94	0
	04/2018				11,941		RUB	683,417	0	(35)
	05/2018			CAD	58,154	$		45,203	38	0
	05/2018			CHF	372			402	11	0
	05/2018		$		398		ARS	8,089	0	(5)
	05/2018				3,603		ZAR	44,080	103	0
MSB	04/2018			BRL	1,900	$		567	0	(9)
	04/2018			EUR	146,567			181,363	990	0
	04/2018			JPY	6,839,785			64,271	0	(36)
	04/2018		$		573		BRL	1,900	2	0
	05/2018			JPY	9,090,000	$		85,108	77	(626)
	07/2018			BRL	16,800			4,950	0	(98)
NAB	04/2018			CAD	9,853			7,636	0	(12)
RYL	04/2018			TWD	84,657			2,905	0	(4)
	04/2018		$		2,771		IDR	38,111,105	4	0
	04/2018				2,792		INR	181,476	0	(4)
	05/2018				995		ARS	20,309	0	(9)
SCX	04/2018			THB	91,277	$		2,929	8	0
SOG	04/2018			INR	177,572			2,740	18	0
	04/2018			PLN	436			130	3	0
	04/2018			TWD	254,305			8,721	0	(19)
	04/2018		$		5,453		INR	356,788	20	0
	04/2018				2,791		PHP	146,226	12	0
	04/2018				2,901		TWD	84,637	2	0
	08/2018				815		ARS	16,917	0	(35)
TOR	04/2018				24,522		EUR	19,776	0	(189)
	05/2018			EUR	19,776	$		24,573	189	0
UAG	04/2018			JPY	620,200			5,600	0	(235)
	04/2018		$		48,832		JPY	5,130,685	0	(611)
	04/2018				56,789		NZD	77,886	0	(501)
	05/2018			JPY	7,960,685	$		74,925	625	(639)
	05/2018			NZD	77,886			56,780	496	0
	06/2018		$		17,584		INR	1,156,848	40	0

Total Forward Foreign Currency Contracts									$13,485	$(22,138)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	43

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150%	06/15/2018	$5,750	$575	$1
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018	5,750	575	875
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.765	07/16/2018	70,200	814	1,083
NGF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	06/15/2018	14,250	1,426	4
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018	14,250	1,426	2,169
RBC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.765	07/16/2018	5,500	64	85

							$4,880	$4,217

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Cost	Market Value
MYC	Put - OTC 1-Year Interest Rate Floor(1)	0.170%	3-Month USD-LIBOR	04/03/2018	$	318,300	$95	$0
	Put - OTC 1-Year Interest Rate Floor(1)	0.174	3-Month USD-LIBOR	06/11/2018		197,100	79	6

							$174	$6

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
FAR	Put - OTC Fannie Mae, TBA 3.000% due 04/01/2048	$68.000	04/05/2018	$20,300	$1	$0
	Put - OTC Fannie Mae, TBA 3.500% due 04/01/2048	73.000	04/05/2018	28,000	1	0
	Put - OTC Fannie Mae, TBA 3.500% due 05/01/2048	73.000	05/07/2018	28,090	1	0

					$3	$0

Total Purchased Options					$5,057	$4,223

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-30 5-Year Index	Sell	0.850%	05/16/2018	$	10,800	$(10)	$(8)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018		12,100	(13)	(14)
BPS	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018		21,100	(32)	(24)
BRC	Put - OTC CDX.IG-30 5-Year Index	Sell	0.950	07/18/2018		8,900	(15)	(13)
	Call - OTC iTraxx Europe 29 5-Year Index	Buy	0.500	06/20/2018	EUR	72,900	(45)	(33)
	Put - OTC iTraxx Europe 29 5-Year Index	Sell	0.800	06/20/2018		72,900	(132)	(119)
CBK	Put - OTC CDX.IG-29 5-Year Index	Sell	0.700	04/18/2018	$	76,900	(100)	(24)
	Put - OTC CDX.IG-29 5-Year Index	Sell	0.850	04/18/2018		78,900	(95)	(9)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018		10,800	(13)	(13)

44	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

March 31, 2018

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
DBL	Call - OTC iTraxx Europe 28 5-Year Index	Buy	0.475%	04/18/2018	EUR	33,900	$(32)	$(13)
	Put - OTC iTraxx Europe 28 5-Year Index	Sell	0.700	04/18/2018		33,900	(35)	(6)
DUB	Put - OTC CDX.IG-30 5-Year Index	Sell	0.950	07/18/2018	$	9,500	(16)	(13)
FBF	Put - OTC CDX.IG-29 5-Year Index	Sell	0.800	05/16/2018		18,300	(25)	(10)
GST	Put - OTC CDX.IG-30 5-Year Index	Sell	0.850	06/20/2018		10,200	(16)	(14)
JPM	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018		18,100	(23)	(21)

							$(602)	$(334)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date(2)	Notional Amount		Premiums (Received)	Market Value
BPS	Floor - OTC CPURNSA	218.803	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	02/11/2021		$85,000	$(863)	$0
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020		325,100	(2,907)	0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020		33,400	(431)	0
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	EUR	31,400	(1,429)	(179)
JPM	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024		$25,800	(179)	(2)
	Floor - OTC YOY CPURNSA	234.812	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020		109,200	(1,234)	(157)
	Floor -OTC YOY CPURNSA	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020		40,600	(749)	(93)

							$(7,792)	$(431)

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Put - OTC 1-Year Interest Rate Floor(1)	0.155%	3-Month USD-LIBOR	04/03/2018	$318,300	$(114)	$0
	Put - OTC 1-Year Interest Rate Floor(1)	0.155	3-Month USD-LIBOR	06/11/2018	197,100	(79)	(3)
	Call - OTC 1-Year Interest Rate Floor(1)	0.000	3-Month USD-LIBOR	01/02/2020	472,300	(366)	(633)

						$(559)	$(636)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
JPM	Put - OTC Fannie Mae, TBA 3.500% due 05/01/2048	$98.875	05/07/2018	$74,400	$(366)	$(86)
	Call - OTC Fannie Mae, TBA 3.500% due 05/01/2048	99.875	05/07/2018	74,400	(340)	(434)

					$(706)	$(520)

Total Written Options					$(9,659)	$(1,921)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	45

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

SWAP AGREEMENTS:

COMMODITY FORWARD SWAPS

Counterparty	Pay/ Receive	Underlying Reference Commodity	Fixed Price Per Unit	Payment Frequency	Maturity Date	# of Units	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BPS	Pay	EUR5050 1H18 †	$12.250	Maturity	06/30/2018	5,214	$0	$(4)	$0	$(4)
	Receive	EUR5050 2H18 †	11.070	Maturity	12/31/2018	9,000	0	9	9	0
	Receive	EURMARGIN 2H18 †	6.110	Maturity	12/31/2018	11,100	0	13	13	0
	Receive	EURMARGIN 2Q18 †	7.595	Maturity	06/30/2018	37,800	(1)	8	7	0
	Pay	NAPGASFO 2Q18 †	14.800	Maturity	06/30/2018	6,900	0	(17)	0	(17)
	Receive	NAPGASFO CAL18 †	12.700	Maturity	12/31/2018	39,600	(13)	147	134	0
	Receive	PLATGOLD N8 †	317.200	Maturity	07/09/2018	14,500	0	(1,133)	0	(1,133)
CBK	Receive	MEHMID CAL20 †	1.840	Maturity	12/31/2021	76,800	(1)	25	24	0
	Receive	WCS 2H18 †	19.100	Maturity	12/31/2018	20,400	(71)	22	0	(49)
	Receive	WCS 2Q4Q18 †	19.750	Maturity	12/31/2018	8,800	0	(14)	0	(14)
	Pay	WCS 3Q18 †	20.100	Maturity	09/30/2018	21,000	16	(8)	8	0
	Receive	WCS CAL18 †	15.450	Maturity	12/31/2018	82,134	(99)	(381)	0	(480)
GST	Receive	COCL CAL19 †	5.300	Maturity	12/31/2019	50,400	(3)	16	13	0
	Pay	EUR5050 1H18 †	12.270	Maturity	06/30/2018	2,586	0	(2)	0	(2)
	Receive	EUR5050 2H18 †	10.850	Maturity	12/31/2018	19,800	2	21	23	0
	Receive	EURMARGIN 2Q18 †	7.800	Maturity	06/30/2018	9,900	0	0	0	0
	Pay	HSFOCO 3Q18 †	7.400	Maturity	09/30/2018	19,500	(1)	88	87	0
	Receive	HSFOEW CAL18 †	14.750	Maturity	12/31/2018	13,500	3	(24)	0	(21)
	Receive	KCBT Wheat July Futures †	0.020	Maturity	06/22/2018	407,100	4	60	64	0
	Receive	MEHCL CAL19 †	2.650	Maturity	12/31/2019	50,400	(4)	(7)	0	(11)
	Receive	MIDWTICAL 2H18 †	1.000	Maturity	12/31/2018	7,800	0	(25)	0	(25)
	Receive	WCS 2H18 †	20.100	Maturity	12/31/2018	11,400	4	(20)	0	(16)
	Pay	WCS 3Q18 †	20.000	Maturity	09/30/2018	2,700	0	1	1	0
JPM	Receive	EUR5050 CAL18 †	11.010	Maturity	12/31/2018	23,400	0	32	32	0
	Receive	EURMARGIN 2Q18 †	7.650	Maturity	06/30/2018	9,600	0	1	1	0
	Receive	EUROBOBCO CAL21 †	7.700	Maturity	12/31/2021	9,600	0	0	0	0
	Receive	EURSIMP 2H18 †	2.600	Maturity	12/31/2018	28,200	0	12	12	0
	Receive	HSFOCO 3Q18 †	10.250	Maturity	09/30/2018	10,200	0	(17)	0	(17)
	Receive	HSFOCO 3Q18 †	7.900	Maturity	09/30/2018	20,100	0	(80)	0	(80)
	Receive	HSFOEW CAL18 †	14.750	Maturity	12/31/2018	3,600	0	(6)	0	(6)
	Receive	NAPGASFO CAL18 †	12.000	Maturity	12/31/2018	20,700	(9)	80	71	0
MAC	Receive	COCL CAL19 †	5.380	Maturity	12/31/2019	40,800	(1)	14	13	0
	Receive	EURMARGIN 2Q18 †	7.590	Maturity	06/30/2018	9,900	0	2	2	0
	Receive	MEHCL CAL19 †	2.700	Maturity	12/31/2019	40,800	0	(11)	0	(11)
	Receive	WCS CAL18 †	15.400	Maturity	12/31/2018	30,666	(36)	(145)	0	(181)
MYC	Receive	EUR5050 2H18 †	10.900	Maturity	12/31/2018	22,200	0	25	25	0
	Receive	EUR5050 2H18 †	11.100	Maturity	12/31/2018	12,600	0	12	12	0
	Receive	EUR5050 2H18 †	11.150	Maturity	12/31/2018	13,200	0	11	11	0
	Receive	EURMARGIN 2H18 †	5.770	Maturity	12/31/2018	46,800	0	70	70	0
	Receive	EURMARGIN 2H18 †	5.810	Maturity	12/31/2018	31,200	0	46	46	0
	Receive	EURMARGIN 2H18 †	5.980	Maturity	12/31/2018	15,900	0	21	21	0
	Receive	EURMARGIN 4Q18 †	6.420	Maturity	12/31/2018	900	0	0	0	0
	Receive	EURMARGIN CAL19 †	8.920	Maturity	12/31/2019	38,400	0	10	10	0
	Receive	EUROBOBCO CAL20 †	8.220	Maturity	12/31/2020	24,000	0	8	8	0
	Pay	EURSIMP 2H18 †	3.470	Maturity	12/31/2018	28,200	0	13	13	0
	Receive	GOLDLNPM Index †	1,303.300	Maturity	11/29/2018	1,800	0	70	70	0
	Receive	GOLDLNPM Index †	1,345.750	Maturity	11/29/2018	800	0	(2)	0	(2)
	Pay	GOLDLNPM Index †	1,255.000	Maturity	11/29/2018	4,100	0	(354)	0	(354)
	Pay	GOLDLNPM Index †	1,266.200	Maturity	11/29/2018	3,600	0	(271)	0	(271)
	Pay	GOLDLNPM Index †	1,289.000	Maturity	11/29/2018	3,900	0	(206)	0	(206)
	Receive	HSFOCO 3Q18 †	10.500	Maturity	09/30/2018	9,900	0	(14)	0	(14)
	Pay	HSFOCO 3Q18 †	7.400	Maturity	09/30/2018	10,200	0	46	46	0
	Pay	HSFOCO 3Q18 †	7.350	Maturity	09/30/2018	10,500	0	48	48	0
	Receive	HSFOEW CAL18 †	14.500	Maturity	12/31/2018	1,800	0	(2)	0	(2)
	Pay	NAPGASFO 2Q18 †	14.900	Maturity	06/30/2018	13,200	0	(31)	0	(31)

							$(210)	$(1,843)	$894	$(2,947)

46	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

March 31, 2018

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(3)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(4)	Notional Amount(5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
CBK	Brazil Government International Bond	1.000%	Quarterly	06/20/2021	1.020%	$	2,500	$(216)	$215	$0	$(1)
DUB	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.020		2,000	(172)	172	0	0
	Italy Government International Bond	1.000	Quarterly	03/20/2019	0.196		7,100	(123)	181	58	0
FBF	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.020		4,000	(277)	276	0	(1)
HUS	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.020		3,100	(215)	214	0	(1)
	Brazil Government International Bond	1.000	Quarterly	06/20/2022	1.314		6,500	(420)	342	0	(78)
JPM	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.020		3,600	(251)	250	0	(1)

								$(1,674)	$1,650	$58	$(82)

INTEREST RATE SWAPS

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Pay	1-Year ILS-TELBOR(7)	1.998%	Annual	06/20/2028	ILS	10,600	$0	$59	$59	$0
BRC	Receive	1-Year ILS-TELBOR(7)	0.374	Annual	06/20/2020		43,850	0	(14)	0	(14)
	Pay	1-Year ILS-TELBOR(7)	1.950	Annual	06/20/2028		9,430	0	40	40	0
GLM	Receive	1-Year ILS-TELBOR	0.290	Annual	02/16/2020		81,010	1	(26)	0	(25)
	Receive	1-Year ILS-TELBOR	0.270	Annual	03/21/2020		54,680	0	(4)	0	(4)
	Receive	1-Year ILS-TELBOR(7)	0.370	Annual	06/20/2020		33,870	2	(12)	0	(10)
	Pay	1-Year ILS-TELBOR	1.971	Annual	02/16/2028		17,060	(1)	135	134	0
	Pay	1-Year ILS-TELBOR	1.883	Annual	03/21/2028		860	0	4	4	0
	Pay	1-Year ILS-TELBOR(7)	1.998	Annual	06/20/2028		7,240	0	40	40	0
HUS	Receive	1-Year ILS-TELBOR(7)	0.370	Annual	06/20/2020		27,220	0	(8)	0	(8)
	Pay	1-Year ILS-TELBOR(7)	1.998	Annual	06/20/2028		5,820	0	32	32	0
JPM	Receive	1-Year ILS-TELBOR(7)	0.420	Annual	06/20/2020		41,810	0	(24)	0	(24)
	Pay	1-Year ILS-TELBOR(7)	2.078	Annual	06/20/2028		8,920	0	69	69	0
MYC	Receive	CPURNSA	1.788	Maturity	07/18/2026	$	34,900	0	(1,633)	0	(1,633)
	Receive	CPURNSA	1.810	Maturity	07/19/2026		29,700	0	(1,323)	0	(1,323)
	Receive	CPURNSA	1.800	Maturity	07/20/2026		24,200	0	(1,099)	0	(1,099)
	Receive	CPURNSA	1.805	Maturity	09/20/2026		5,600	0	(249)	0	(249)

								$2	$(4,013)	$378	$(4,389)

TOTAL RETURN SWAPS ON COMMODITY INDICES

Counterparty	Pay/ Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	BCOMTR Index †	4,054,224	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018	$724,873	$0	$1,254	$1,254	$0
	Receive	BCOMTR1 Index †	3,208,790	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018	250,236	0	431	431	0
	Pay	SPGCINP Index †	4,521	(0.05)	Monthly	08/15/2018	900	0	23	23	0

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	47

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

Counterparty	Pay/ Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
CBK	Receive	BCOMTR Index †	3,930,282	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018	$	702,713	$0	$1,216	$1,216	$0
	Receive	CIXBSTR3 Index †	2,617,494	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018		509,176	0	915	915	0
	Receive	CIXBXMB2 Index †	450,050	0.17	Monthly	08/15/2018		48,141	0	6	6	0
	Receive	CIXBXMB3 Index †	419,379	0.17	Monthly	08/15/2018		49,057	0	5	5	0
CIB	Receive	BCOMSK2 Index †	202,946	0.2	Monthly	08/15/2018		27,781	0	1,405	1,405	0
	Receive	PIMCODB Index(10) †	640,378	0	Monthly	08/15/2018		68,458	0	1,275	1,275	0
FBF	Receive	BCOMSK3 Index †	207,661	0.18	Monthly	08/15/2018		25,726	0	1,514	1,514	0
	Receive	BCOMTR Index †	1,991,612	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018		356,090	0	619	619	0
GST	Receive	BCOMF1T Index †	1,631,297	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018		576,846	0	975	975	0
	Receive	BCOMTR Index †	2,490,898	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018		445,359	0	733	733	0
	Receive	BCOMTR1 Index †	1,230,615	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018		236,930	0	408	408	0
	Receive	BCOMTR2 Index †	1,376,768	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018		248,285	0	438	438	0
	Receive	CMDSKEWLS Index(11) †	503,735	0.25	Monthly	08/15/2018		73,942	0	5,727	5,727	0
	Pay	SPGCINP Index †	15,605	(0.05)	Monthly	08/15/2018		3,108	0	79	79	0
JPM	Receive	JMABCTNE Index †	378,163	0.15	Monthly	08/15/2018		42,917	0	24	24	0
	Receive	JMABDEWE Index(12) †	80,933	0.3	Monthly	08/15/2018		90,218	0	2,156	2,156	0
	Receive	JMABFNJ1 Index †	43,341	0.35	Monthly	08/15/2018		4,424	0	103	103	0
	Receive	JMABNIC2 Index(13) †	342,066	0.17	Monthly	08/15/2018		154,442	0	2,169	2,169	0
	Pay	BCOMTR Index †	1,638,736	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	10/15/2018		292,997	0	(506)	0	(506)
MAC	Receive	BCOMSK1 Index †	197,591	0.17	Monthly	08/15/2018		27,251	0	1,604	1,604	0
	Receive	BCOMSK4 Index †	197,515	0.17	Monthly	08/15/2018		24,121	0	1,005	1,005	0
	Receive	BCOMTR1 Index †	1,172,285	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018		116,896	0	202	202	0
	Receive	BCOMTR2 Index †	2,831,719	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018		268,717	0	508	508	0
	Receive	MQCP563E Index †	66,203	0.95	Monthly	08/15/2018		8,973	0	(16)	0	(16)
	Receive	PIMCODB Index †	12,522	0	Monthly	08/15/2018		1,336	0	25	25	0
MEI	Receive	BCOMTR Index †	1,388,766	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018		248,304	0	429	429	0
	Receive	BCOMTR1 Index †	412,167	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018		58,226	0	101	101	0
	Receive	BCOMTR2 Index †	2,887,831	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018		383,975	0	762	762	0
MYC	Receive	BCOMTR Index †	1,328,772	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018		237,577	0	412	412	0
	Receive	BCOMTR1 Index †	1,880,818	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018		372,909	0	641	641	0
RBC	Receive	RBCAEC0T Index(14) †	1,140,832	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018		69,325	0	158	158	0
	Receive	RBCAECP0 Index(15) †	1,125,534	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018		66,892	0	151	151	0

48	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

March 31, 2018

Counterparty	Pay/ Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
	Receive	RBCAECR1 Index †	303,641	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018	$	22,968	$0	$50	$50	$0
	Receive	RBCAECT0 Index(16) †	4,230,828	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018		252,492	0	575	575	0
SOG	Receive	BCOMTR Index †	219,228	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018		39,197	0	68	68	0
	Receive	BCOMTR2 Index †	3,306,863	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018		215,964	0	408	408	0
UAG	Receive	BCOMTR Index †	35,000	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018		6,258	0	11	11	0

									$0	$28,063	$28,585	$(522)

VOLATILITY SWAPS

Counterparty	Pay/ Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BPS	Receive	SPGCIAP Index(8) †	3.063%	Maturity	07/27/2018	$1,029	$0	$1	$1	$0
	Pay	SPGCIAP Index(8) †	4.666	Maturity	08/01/2018	910	0	11	11	0
GST	Receive	CBOT Soybean July Futures(8) †	2.176	Maturity	06/22/2018	339	0	(1)	0	(1)
	Pay	GOLDLNPM Index(8) †	7.023	Maturity	07/29/2020	16,068	0	753	753	0
	Receive	SPGCIAP Index(8) †	3.063	Maturity	08/01/2018	1,029	0	1	1	0
	Receive	SPGCIAP Index(8) †	3.706	Maturity	08/01/2018	461	0	(1)	0	(1)
JPM	Receive	CBOT Corn December Futures(8) †	3.063	Maturity	11/23/2018	743	0	3	3	0
	Receive	CBOT Corn July Futures(8) †	2.890	Maturity	06/22/2018	1,441	0	(7)	0	(7)
	Receive	GOLDLNPM Index(8) †	3.861	Maturity	07/29/2020	14,351	0	(266)	0	(266)
	Receive	GOLDLNPM Index(8) †	3.976	Maturity	07/29/2020	1,717	0	(34)	0	(34)
	Receive	SLVRLND Index(8) †	5.336	Maturity	10/31/2018	628	0	(14)	0	(14)
	Receive	SPGCIAP Index(8) †	3.671	Maturity	08/01/2018	1,498	0	(4)	0	(4)
MEI	Receive	CBOT Corn July Futures(8) †	2.856	Maturity	06/22/2018	858	0	(1)	0	(1)
MYC	Pay	GOLDLNPM Index(8) †	1.664	Maturity	04/12/2018	3,372	0	32	32	0
	Pay	GOLDLNPM Index(8) †	2.045	Maturity	10/25/2018	6,049	0	53	53	0
	Pay	GOLDLNPM Index(8) †	2.031	Maturity	10/31/2018	4,105	0	34	34	0
	Pay	GOLDLNPM Index(8) †	3.294	Maturity	07/17/2019	5,069	0	55	55	0
	Pay	GOLDLNPM Index(8) †	3.240	Maturity	07/26/2019	5,079	0	51	51	0
	Pay	GOLDLNPM Index(8) †	3.063	Maturity	10/08/2019	4,943	0	35	35	0
	Receive	SLVRLND Index(8) †	4.623	Maturity	04/12/2018	2,023	0	(59)	0	(59)
	Receive	SLVRLND Index(8) †	5.359	Maturity	10/25/2018	3,737	0	(85)	0	(85)
	Receive	SLVRLND Index(8) †	5.406	Maturity	10/31/2018	6,193	0	(139)	0	(139)
	Receive	SLVRLND Index(8) †	5.406	Maturity	11/06/2018	1,828	0	(40)	0	(40)
	Receive	SLVRLND Index(8) †	5.176	Maturity	12/03/2018	1,670	0	(27)	0	(27)
	Receive	SLVRLND Index(8) †	4.840	Maturity	12/19/2018	19,114	0	(224)	0	(224)
	Receive	SLVRLND Index(8) †	7.317	Maturity	07/17/2019	3,401	0	(66)	0	(66)
	Receive	SLVRLND Index(8) †	7.398	Maturity	07/26/2019	3,361	0	(67)	0	(67)
	Receive	SLVRLND Index(8) †	7.023	Maturity	10/08/2019	3,264	0	(48)	0	(48)
SOG	Receive	CBOT Corn July Futures(8) †	2.890	Maturity	06/22/2018	1,853	0	(6)	0	(6)
	Receive	CBOT Soybean July Futures(8) †	2.310	Maturity	06/22/2018	1,842	0	(10)	0	(10)
	Receive	CBOT Soybean July Futures(8) †	2.341	Maturity	06/22/2018	1,667	0	(10)	0	(10)
	Receive	CBOT Soybean November Futures(8) †	2.756	Maturity	10/26/2018	1,566	0	(6)	0	(6)
	Receive	CBOT Soybean November Futures(8) †	2.789	Maturity	10/26/2018	2,395	0	(12)	0	(12)
	Receive	CBOT Soybean November Futures(8) †	2.822	Maturity	10/26/2018	1,637	0	(10)	0	(10)
	Pay	SPGCIAP Index(8) †	3.610	Maturity	07/27/2018	428	0	2	2	0
	Pay	SPGCIAP Index(8) †	3.610	Maturity	08/01/2018	428	0	2	2	0
	Receive	SPGCICP Index(8) †	4.000	Maturity	07/26/2019	900	0	1	1	0

							$0	$(103)	$1,034	$(1,137)

Total Swap Agreements							$(1,882)	$23,754	$30,949	$(9,077)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	49

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(9)
PIMCO CommodityRealReturn Strategy Fund®
BOA	$1,435	$0	$59	$1,494	$(2,593)	$(22)	$0	$(2,615)	$(1,121)	$817	$(304)
BPS	98	0	0	98	(1,832)	(24)	0	(1,856)	(1,758)	1,501	(257)
BRC	394	0	40	434	(52)	(165)	(14)	(231)	203	236	439
CBK	1,541	0	0	1,541	(2,951)	(46)	(1)	(2,998)	(1,457)	1,353	(104)
DBL	0	0	0	0	0	(19)	0	(19)	(19)	0	(19)
DUB	451	876	58	1,385	(3,253)	(13)	0	(3,266)	(1,881)	1,295	(586)
FBF	992	0	0	992	(989)	(10)	(1)	(1,000)	(8)	92	84
GLM	782	0	178	960	(1,437)	(179)	(39)	(1,655)	(695)	781	86
GST	0	0	0	0	0	(14)	0	(14)	(14)	0	(14)
HUS	4,059	0	32	4,091	(5,564)	0	(87)	(5,651)	(1,560)	1,065	(495)
JPM	1,247	0	69	1,316	(418)	(793)	(25)	(1,236)	80	0	80
MSB	1,069	0	0	1,069	(769)	0	0	(769)	300	721	1,021
MYC	0	1,089	0	1,089	0	(636)	(4,304)	(4,940)	(3,851)	3,273	(578)
NAB	0	0	0	0	(12)	0	0	(12)	(12)	0	(12)
NGF	0	2,173	0	2,173	0	0	0	0	2,173	(2,250)	(77)
RBC	0	85	0	85	0	0	0	0	85	0	85
RYL	4	0	0	4	(17)	0	0	(17)	(13)	(60)	(73)
SCX	8	0	0	8	0	0	0	0	8	0	8
SOG	55	0	0	55	(54)	0	0	(54)	1	0	1
TOR	189	0	0	189	(189)	0	0	(189)	0	0	0
UAG	1,161	0	0	1,161	(1,986)	0	0	(1,986)	(825)	751	(74)

PIMCO Cayman Commodity Fund I, Ltd. (Subsidiary)
BPS	0	0	1,883	1,883	0	0	(1,154)	(1,154)	729	7,291	8,020
CBK	0	0	2,174	2,174	0	0	(543)	(543)	1,631	8,332	9,963
CIB	0	0	2,680	2,680	0	0	0	0	2,680	(2,160)	520
FBF	0	0	2,133	2,133	0	0	0	0	2,133	924	3,057
GST	0	0	9,302	9,302	0	0	(77)	(77)	9,225	2,030	11,255
JPM	0	0	4,571	4,571	(22)	0	(934)	(956)	3,615	(3,536)	79
MAC	0	0	3,359	3,359	0	0	(208)	(208)	3,151	276	3,427
MEI	0	0	1,292	1,292	0	0	(1)	(1)	1,291	4,369	5,660
MYC	0	0	1,693	1,693	0	0	(1,635)	(1,635)	58	(5,459)	(5,401)
RBC	0	0	934	934	0	0	0	0	934	0	934
SOG	0	0	481	481	0	0	(54)	(54)	427	1,648	2,075
UAG	0	0	11	11	0	0	0	0	11	0	11

Total Over the Counter	$13,485	$4,223	$30,949	$48,657	$(22,138)	$(1,921)	$(9,077)	$(33,136)

(n)	Securities with an aggregate market value of $42,287 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2018.

(1)	The underlying instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(2)	YOY options may have a series of expirations.
(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made

50	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

March 31, 2018

to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(7)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(8)	Variance Swap
(9)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same master agreement with the same legal entity. The Fund and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting agreements.

(10)	The following table represents the individual positions within the total return swap as of March 31, 2018:

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount
Aluminum May 2018 Futures	1.1%	$747
Aluminum September 2018 Futures	0.7	473
Brent Crude July 2018 Futures	9.4	6,465
Brent Crude September 2018 Futures	6.2	4,237
Copper May 2018 Futures	1.7	1,152
Copper September 2018 Futures	1.1	769
Corn May 2018 Futures	0.8	572
Cotton No. 02 December 2018 Futures	1.8	1,211
Cotton No. 02 May 2018 Futures	0.2	117
Gas Oil May 2018 Futures	2.4	1,629
Gas Oil September 2018 Futures	3.1	2,157
Gold 100 oz. June 2018 Futures	0.3	198
Lean Hogs August 2018 Futures	2.2	1,506
Live Cattle August 2018 Futures	4.1	2,787
Live Cattle June 2018 Futures	0.6	426
New York Harbor ULSD May 2018 Futures	6.7	4,600
New York Harbor ULSD September 2018 Futures	2.3	1,559
Nickel May 2018 Futures	1.4	974
Nickel September 2018 Futures	0.5	336
NYMEX - Natural Gas May 2018 Futures	4.4	2,978

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount
NYMEX - Natural Gas September 2018 Futures	2.2%	$1,491
Platinum July 2018 Futures	1.4	987
RBOB Gasoline May 2018 Futures	7.9	5,414
RBOB Gasoline September 2018 Futures	4.7	3,252
Silver May 2018 Futures	0.9	595
Soybean Meal May 2018 Futures	1.5	1,046
Soybean Oil May 2018 Futures	1.7	1,152
Soybeans May 2018 Futures	1.7	1,170
Soybeans November 2018 Futures	3.2	2,172
Wheat May 2018 Futures	0.4	277
WTI Crude May 2018 Futures	7.0	4,821
WTI Crude September 2018 Futures	5.3	3,626
Zinc May 2018 Futures	0.3	190
Zinc September 2018 Futures	2.9	1,959

Total Long Futures Contracts		$63,045

CASH	7.9%	$5,413

Total Notional Amount		$68,458

(11)	The following table represents the individual positions within the total return swap as of March 31, 2018:

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount
Brent Crude June 2018 Futures	28.3%	$20,962
New York Harbor ULSD May 2018 Futures	17.4	12,888
NYMEX - Natural Gas May 2018 Futures	3.8	2,817
RBOB Gasoline May 2018 Futures	22.0	16,245
WTI Crude May 2018 Futures	28.2	20,815

Total Long Futures Contracts		$73,727

CASH	98.4%	$72,744

		$146,471

Total Notional Amount

Referenced Commodity – Short Futures Contracts	% of Index	Notional Amount
Aluminum May 2018 Futures	(16.7)%	$(12,341)
Arabica Coffee May 2018 Futures	(2.3)	(1,708)
Copper May 2018 Futures	(4.0)	(2,913)
Corn May 2018 Futures	(6.5)	(4,821)
Cotton No. 02 May 2018 Futures	(16.1)	(11,934)
Hard Red Winter Wheat May 2018 Futures	(1.4)	(991)
Live Cattle June 2018 Futures	(3.5)	(2,588)
Nickel May 2018 Futures	(1.7)	(1,271)
Soybean Meal May 2018 Futures	(3.5)	(2,581)
Soybean Oil May 2018 Futures	(2.5)	(1,849)
Soybeans May 2018 Futures	(17.4)	(12,895)
Sugar No. 11 May 2018 Futures	(2.8)	(2,063)
Wheat May 2018 Futures	(17.9)	(13,258)
Zinc May 2018 Futures	(1.8)	(1,316)

Total Short Futures Contracts		$(72,529)

		$73,942

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	51

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

(12)	The following table represents the individual positions within the total return swap as of March 31, 2018:

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount
Brent Crude June 2018 Futures	30.9%	$27,902
HKEX - Lead Mini May 2018 Futures	7.0	6,314
Nickel May 2018 Futures	7.0	6,350
RBOB Gasoline May 2018 Futures	13.4	12,096
Soybean Meal May 2018 Futures	18.0	16,206
Soybeans May 2018 Futures	24.5	22,146

Total Long Futures Contracts		$91,014

CASH	99.2%	$89,541

		$180,555

Total Notional Amount

Referenced Commodity – Short Futures Contracts	% of Index	Notional Amount
Aluminum May 2018 Futures	(6.9)%	$(6,201)
Arabica Coffee May 2018 Futures	(3.6)	(3,288)
Cocoa May 2018 Futures	(3.6)	(3,234)
Corn May 2018 Futures	(18.0)	(16,269)
ICE - Natural Gas May 2018 Futures	(6.4)	(5,796)
Lean Hogs June 2018 Futures	(3.6)	(3,283)
New York Harbor ULSD May 2018 Futures	(26.9)	(24,261)
NYMEX - Natural Gas May 2018 Futures	(6.5)	(5,896)
Wheat May 2018 Futures	(17.6)	(15,863)
Zinc May 2018 Futures	(6.9)	(6,246)

Total Short Futures Contracts		$(90,337)

		$90,218

(13)	The following table represents the individual positions within the total return swap as of March 31, 2018:

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount
Brent Crude September 2018 Futures	17.1%	$26,451
Copper July 2018 Futures	8.9	13,743
Gold 100 oz. August 2018 Futures	12.7	19,679
Lean Hogs July 2018 Futures	1.1	1,691
Live Cattle August 2018 Futures	2.1	3,223
New York Harbor ULSD July 2018 Futures	6.9	10,622
Nickel July 2018 Futures	8.9	13,802
RBOB Gasoline July 2018 Futures	10.2	15,791
Silver July 2018 Futures	3.7	5,691
Soybean Meal July 2018 Futures	8.1	12,477
Soybeans July 2018 Futures	18.4	28,404
Sugar No. 11 July 2018 Futures	1.9	2,868

Total Long Futures Contracts		$154,442

Total Notional Amount		$154,442

(14)	The following table represents the individual positions within the total return swap as of March 31, 2018:

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount
Aluminum May 2018 Futures	4.1%	$2,820
Arabica Coffee May 2018 Futures	2.4	1,653
Brent Crude July 2018 Futures	7.8	5,394
Copper May 2018 Futures	6.7	4,626
Corn May 2018 Futures	6.7	4,671
Cotton No. 02 May 2018 Futures	1.5	1,047
Gold 100 oz. June 2018 Futures	11.9	8,271
Hard Red Winter Wheat May 2018 Futures	1.4	961
Lean Hogs June 2018 Futures	2.2	1,535
Live Cattle June 2018 Futures	3.7	2,558
New York Harbor ULSD May 2018 Futures	3.6	2,501
Nickel May 2018 Futures	2.9	2,020
NYMEX - Natural Gas May 2018 Futures	7.9	5,504
RBOB Gasoline May 2018 Futures	4.2	2,892

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount
Silver May 2018 Futures	3.4%	$2,385
Soybean Meal May 2018 Futures	3.6	2,498
Soybean Oil May 2018 Futures	2.6	1,790
Soybeans May 2018 Futures	6.4	4,424
Sugar No. 11 May 2018 Futures	2.9	1,998
Wheat May 2018 Futures	3.4	2,354
WTI Crude May 2018 Futures	7.7	5,339
Zinc May 2018 Futures	3.0	2,084

Total Long Futures Contracts		$69,325

Total Notional Amount		$69,325

52	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

March 31, 2018

(15)	The following table represents the individual positions within the total return swap as of March 31, 2018:

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount
Aluminum May 2018 Futures	4.1%	$2,721
Arabica Coffee May 2018 Futures	2.4	1,595
Brent Crude July 2018 Futures	7.8	5,205
Copper May 2018 Futures	6.7	4,464
Corn May 2018 Futures	6.7	4,507
Cotton No. 02 May 2018 Futures	1.5	1,010
Gold 100 oz. June 2018 Futures	11.9	7,981
Hard Red Winter Wheat May 2018 Futures	1.4	928
Lean Hogs June 2018 Futures	2.2	1,481
Live Cattle June 2018 Futures	3.7	2,468
New York Harbor ULSD May 2018 Futures	3.6	2,413
Nickel May 2018 Futures	2.9	1,949
NYMEX - Natural Gas May 2018 Futures	7.9	5,311

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount
RBOB Gasoline May 2018 Futures	4.2%	$2,790
Silver May 2018 Futures	3.4	2,301
Soybean Meal May 2018 Futures	3.6	2,410
Soybean Oil May 2018 Futures	2.6	1,727
Soybeans May 2018 Futures	6.4	4,269
Sugar No. 11 May 2018 Futures	2.9	1,928
Wheat May 2018 Futures	3.4	2,271
WTI Crude May 2018 Futures	7.7	5,152
Zinc May 2018 Futures	3.0	2,011

Total Long Futures Contracts		$66,892

Total Notional Amount		$66,892

(16)	The following table represents the individual positions within the total return swap as of March 31, 2018:

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount
Aluminum May 2018 Futures	4.1%	$10,270
Arabica Coffee May 2018 Futures	2.4	6,020
Brent Crude July 2018 Futures	7.8	19,648
Copper May 2018 Futures	6.7	16,849
Corn May 2018 Futures	6.7	17,013
Cotton No. 02 May 2018 Futures	1.5	3,814
Gold 100 oz. June 2018 Futures	11.9	30,126
Hard Red Winter Wheat May 2018 Futures	1.4	3,501
Lean Hogs June 2018 Futures	2.2	5,590
Live Cattle June 2018 Futures	3.7	9,317
New York Harbor ULSD May 2018 Futures	3.6	9,108
Nickel May 2018 Futures	2.9	7,357
NYMEX - Natural Gas May 2018 Futures	7.9	20,046

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount
RBOB Gasoline May 2018 Futures	4.2	$10,533
Silver May 2018 Futures	3.4	8,685
Soybean Meal May 2018 Futures	3.6	9,098
Soybean Oil May 2018 Futures	2.6	6,518
Soybeans May 2018 Futures	6.4	16,114
Sugar No. 11 May 2018 Futures	2.9	7,277
Wheat May 2018 Futures	3.4	8,572
WTI Crude May 2018 Futures	7.7	19,446
Zinc May 2018 Futures	3.0	7,590

Total Long Futures Contracts		$252,492

Total Notional Amount		$252,492

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Consolidated Statement of Assets and Liabilities as of March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$39	$39
Futures	3,389	0	0	0	318	3,707
Swap Agreements	0	0	0	0	1,603	1,603

	$3,389	$0	$0	$0	$1,960	$5,349

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$13,485	$0	$13,485
Purchased Options	0	0	0	0	4,223	4,223
Swap Agreements	30,513	58	0	0	378	30,949

	$30,513	$58	$0	$13,485	$4,601	$48,657

	$33,902	$58	$0	$13,485	$6,561	$54,006

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	53

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$695	$0	$0	$0	$771	$1,466
Futures	3,338	0	0	0	3,579	6,917
Swap Agreements	0	513	0	0	3,644	4,157

	$4,033	$513	$0	$0	$7,994	$12,540

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$22,138	$0	$22,138
Written Options	0	334	0	0	1,587	1,921
Swap Agreements	4,606	82	0	0	4,389	9,077

	$4,606	$416	$0	$22,138	$5,976	$33,136

	$8,639	$929	$0	$22,138	$13,970	$45,676

The effect of Financial Derivative Instruments on the Consolidated Statement of Operations for the period ended March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$(1,655)	$0	$0	$0	$(360)	$(2,015)
Written Options	3,073	0	0	0	6,839	9,912
Futures	6,581	0	0	0	20,651	27,232
Swap Agreements	0	(6,850)	0	0	24,938	18,088

	$7,999	$(6,850)	$0	$0	$52,068	$53,217

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(70,790)	$0	$(70,790)
Purchased Options	(63)	0	0	94	(6,890)	(6,859)
Written Options	470	165	0	955	9,280	10,870
Swap Agreements	234,349	1,070	(62)	(16)	(383)	234,958

	$234,756	$1,235	$(62)	$(69,757)	$2,007	$168,179

	$242,755	$(5,615)	$(62)	$(69,757)	$54,075	$221,396

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$478	$0	$0	$0	$473	$951
Written Options	(594)	0	0	0	(1,013)	(1,607)
Futures	15,090	0	0	0	(18,121)	(3,031)
Swap Agreements	0	(283)	0	0	(10,277)	(10,560)

	$14,974	$(283)	$0	$0	$(28,938)	$(14,247)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$22,156	$0	$22,156
Purchased Options	57	0	0	0	1,838	1,895
Written Options	(119)	265	0	113	(6,326)	(6,067)
Swap Agreements	(35,149)	147	62	0	1,824	(33,116)

	$(35,211)	$412	$62	$22,269	$(2,664)	$(15,132)

	$(20,237)	$129	$62	$22,269	$(31,602)	$(29,379)

54	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

March 31, 2018

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$500	$0	$500
Corporate Bonds & Notes
Banking & Finance	0	190,462	0	190,462
Industrials	0	69,251	0	69,251
Utilities	0	80,601	0	80,601
U.S. Government Agencies	0	915,281	0	915,281
U.S. Treasury Obligations	0	6,753,681	0	6,753,681
Non-Agency Mortgage-Backed Securities	0	108,897	0	108,897
Asset-Backed Securities	0	188,965	0	188,965
Sovereign Issues	0	703,259	0	703,259
Short-Term Instruments
Certificates of Deposit	0	16,710	0	16,710
Commercial Paper	0	72,158	0	72,158
Repurchase Agreements	0	11,891	0	11,891
Argentina Treasury Bills	0	16,187	0	16,187
France Treasury Bills	0	2,461	0	2,461
Greece Treasury Bills	0	35,238	0	35,238
Italy Treasury Bills	0	17,231	0	17,231
Japan Treasury Bills	0	408,534	0	408,534
Spain Treasury Bills	0	861	0	861
U.K. Treasury Bills	0	23,288	0	23,288
U.S. Treasury Bills	0	14,666	0	14,666
	$0	$9,630,122	$0	$9,630,122

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$249	$0	$0	$249

Total Investments	$249	$9,630,122	$0	$9,630,371

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(123,138)	$0	$(123,138)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	3,707	1,642	0	5,349
Over the counter	0	48,657	0	48,657
	$3,707	$50,299	$0	$54,006

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(7,612)	(4,928)	0	(12,540)
Over the counter	0	(33,136)	0	(33,136)
	$(7,612)	$(38,064)	$0	$(45,676)

Total Financial Derivative Instruments	$(3,905)	$12,235	$0	$8,330

Totals	$(3,656)	$9,519,219	$0	$9,515,563

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	55

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class, Class A, Class C and Class R shares of the PIMCO CommodityRealReturn Strategy Fund® (the “Fund”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Fund.

On March 23, 2018, PIMCO processed an automatic conversion of all Class D shares of the Fund into Class A shares of the Fund. Shareholders of Class D received Class A shares of equal value to their outstanding shares of Class D as of March 23, 2018. The conversion was tax-free and shareholders did not have to pay any sales charge, fee or other charge in connection with the conversion.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Fund is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Consolidated Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Consolidated Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Consolidated Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

56	PIMCO COMMODITYREALRETURN STRATEGY FUND®

March 31, 2018

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Consolidated Statement of Operations. The Fund may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Consolidated Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Consolidated Statement of Operations.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders  Distributions from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal

ANNUAL REPORT	MARCH 31, 2018	57

Notes to Financial Statements (Cont.)

period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Fund estimates the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is estimated that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Fund’s daily internal accounting records and practices, the Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include, among others, the treatment of paydowns on mortgage-backed securities purchased at a discount and periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be reported on Form 1099 DIV sent to shareholders for the calendar year.

Distributions classified as a tax basis return of capital, if any, are reflected on the Consolidated Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gain (loss) and/or paid in capital to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements   In March 2016, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2016-05, which provides guidance related to the impact of derivative contract novations on certain relationships under Accounting Standards Codification (“ASC”) 815. The ASU is effective for annual periods beginning after December 15, 2016, and interim periods within those annual periods. The Fund has adopted the ASU. The implementation of the ASU did not have an impact on the Fund’s financial statements.

In August 2016, the FASB issued ASU 2016-15 which amends ASC 230 to clarify guidance on the classification of certain cash receipts and cash payments in the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2016, the U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of

58	PIMCO COMMODITYREALRETURN STRATEGY FUND®

March 31, 2018

information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and also change the rules governing the form and content of such financial statements. The compliance date for these amendments was August 1, 2017. Compliance is based on reporting period-end date. Management has adopted these amendments and the changes are incorporated in the financial statements.

In November 2016, the FASB issued ASU 2016-18 which amends ASC 230 to provide guidance on the classification and presentation of changes in restricted cash and restricted cash equivalents on the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In March 2017, the FASB issued ASU 2017-08 which provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Fund has adopted the ASU. The implementation of the ASU did not have an impact on the Fund’s financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of the Fund’s shares is based on the Fund’s NAV. The NAV of the Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Fund or class, by the total number of shares outstanding of the Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Adviser to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity

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Notes to Financial Statements (Cont.)

options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in

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currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in the Fund’s prospectus.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

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Notes to Financial Statements (Cont.)

∎

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Consolidated Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Consolidated Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use

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broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

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Notes to Financial Statements (Cont.)

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. The table below shows the Fund’s transactions in and earnings from investments in the affiliated Funds for the period ended March 31, 2018 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2018	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$129,546	$2,726,003	$(2,855,299)	$(1)	$0	$249	$704	$0
†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Fund may utilize the investments and strategies described below to the extent permitted by the Fund’s investment policies.

Delayed-Delivery Transactions  involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such

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fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When the Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds  are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Consolidated Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loan Participations, Assignments and Originations  are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Fund. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Fund may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Fund may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a

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Notes to Financial Statements (Cont.)

borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Consolidated Statement of Operations. As of March 31, 2018, the Fund had no unfunded loan commitments outstanding.

Mortgage-Related and Other Asset-Backed Securities  directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches”, with each class bearing a

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different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Restricted Investments  are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Fund at March 31, 2018 are disclosed in the Notes to Consolidated Schedule of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

Roll-timing strategies can be used where the Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Consolidated Statement of Assets and Liabilities as an asset or liability, respectively.

When-Issued Transactions  are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by

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Notes to Financial Statements (Cont.)

the Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5.  BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Fund may enter into the borrowings and other financing transactions described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location of these instruments in the Fund’s financial statements is described below.

(a) Repurchase Agreements  Under the terms of a typical repurchase agreement, the Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by the Fund’s custodian or designated subcustodians under tri-party repurchase agreements and in certain instances will remain in custody with the counterparty. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Consolidated Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Consolidated Statement of Operations. In periods of increased demand for collateral, the Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Consolidated Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Consolidated Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  A sale-buyback financing transaction consists of a sale of a security by the Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Fund are

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reflected as a liability on the Consolidated Statement of Assets and Liabilities. The Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Consolidated Statement of Operations. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense on the Consolidated Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  Short sales are transactions in which the Fund sells a security that it may not own. The Fund may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Fund engages in a short sale, it may borrow the security sold short and deliver it to the counterparty. The Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statement of Assets and Liabilities. Short sales expose the Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Fund. A short sale is “against the box” if the Fund holds in its portfolio or has the right to acquire the security sold short at no additional cost. The Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Fund may enter into the financial derivative instruments described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on how and why the Fund uses financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Consolidated Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Consolidated Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Consolidated Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Consolidated Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Fund.

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Notes to Financial Statements (Cont.)

(a) Forward Foreign Currency Contracts  may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Consolidated Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  are agreements to buy or sell a security or other asset for a set price on a future date. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities.

(c) Options Contracts  may be written or purchased to enhance returns or to hedge an existing position or future investment. The Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Consolidated Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

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Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included as an asset on the Consolidated Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Commodity Options  are options on commodity futures contracts (“Commodity Option”). The underlying instrument for the Commodity Option is not the commodity itself, but rather a futures contract for that commodity. The exercise of a Commodity Option will not include physical delivery of the underlying commodity but will result in a cash transfer for the amount of the difference between the current market value of the underlying futures contract and the strike price. For an option that is in-the-money, the Fund will normally offset its position rather than exercise the option to retain any remaining time value.

Credit Default Swaptions  may be written or purchased to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection on a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Foreign Currency Options  may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Inflation-Capped Options  may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect the Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Interest Rate-Capped Options  may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing interest rate-capped options is to protect the Fund from floating rate risk above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in interest rate linked products.

Interest Rate Swaptions  may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts  (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

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Notes to Financial Statements (Cont.)

Options on Securities  may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(d) Swap Agreements  are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Consolidated Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Consolidated Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Consolidated Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Consolidated Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gain (loss) on the Consolidated Statement of Operations.

For purposes of applying the Fund’s investment policies and restrictions, swap agreements are generally valued by the Fund at market value. In the case of a credit default swap, in applying certain of the Fund’s investment policies and restrictions, the Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Fund’s other investment policies and restrictions. For example, the Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines (if any) because such value in general better reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, the Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Fund for

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purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

To the extent the Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Commodity Forward Swap Agreements  (“Commodity Forwards”) are entered into to gain or mitigate exposure to the underlying referenced commodity. Commodity Forwards involve commitments between two parties where cash flows are exchanged at a future date based on the difference between a fixed and variable price with respect to the number of units of the commodity. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the fixed and variable price of the underlying commodity multiplied by the number of units. To the extent the difference between the fixed and variable price of the underlying referenced commodity exceeds or falls short of the offsetting payment obligation, the Fund will receive a payment from or make a payment to the counterparty.

Credit Default Swap Agreements  on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to

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Notes to Financial Statements (Cont.)

the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Consolidated Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared

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to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Fund is the seller of protection are disclosed in the Notes to Consolidated Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  may be entered into to help hedge against interest rate risk exposure and to maintain the Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Fund holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements  are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, the Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payments in the event of a net negative total return.

Volatility Swap Agreements  are also known as forward volatility agreements and volatility swaps and are agreements in which the counterparties agree to make payments in connection with changes

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Notes to Financial Statements (Cont.)

in the volatility (i.e., the magnitude of change over a specified period of time) of an underlying referenced instrument, such as a currency, rate, index, security or other financial instrument. Volatility swaps permit the parties to attempt to hedge volatility risk and/or take positions on the projected future volatility of an underlying referenced instrument. For example, the Fund may enter into a volatility swap in order to take the position that the referenced instrument’s volatility will increase over a particular period of time. If the referenced instrument’s volatility does increase over the specified time, the Fund will receive payment from its counterparty based upon the amount by which the referenced instrument’s realized volatility level exceeds a volatility level agreed upon by the parties. If the referenced instrument’s volatility does not increase over the specified time, the Fund will make a payment to the counterparty based upon the amount by which the referenced instrument’s realized volatility level falls below the volatility level agreed upon by the parties. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price volatility of the referenced instrument and the strike multiplied by the notional amount. As a receiver of the realized price volatility, the Fund would receive the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would owe the payoff amount when the volatility is less than the strike. As a payer of the realized price volatility, the Fund would owe the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would receive the payoff amount when the volatility is less than the strike. Payments on a volatility swap will be greater if they are based upon the mathematical square of volatility (i.e., the measured volatility multiplied by itself, which is referred to as “variance”). This type of volatility swap is frequently referred to as a variance swap.

7. PRINCIPAL RISKS

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund.

Interest Rate Risk  is the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Call Risk  is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk  is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

High Yield Risk  is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

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Market Risk  is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk  is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Liquidity Risk  is the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk  the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund’s use of derivatives may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the Fund’s clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund’s performance.

Commodity Risk  is the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Equity Risk   is the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Mortgage-Related and Other Asset-Backed Securities Risk  is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk.

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Notes to Financial Statements (Cont.)

Foreign (Non-U.S.) Investment Risk  is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk  is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk  is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk  is the risk that foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk  is the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk  is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

Short Exposure Risk  is the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund.

Tax Risk  is the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions.

Subsidiary Risk  is the risk that, by investing in a Fund’s subsidiary, the Fund is indirectly exposed to the risks associated with the subsidiary’s investments. Fund subsidiaries are not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of a subsidiary will be achieved.

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8. MASTER NETTING ARRANGEMENTS

The Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Consolidated Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Consolidated Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Consolidated Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or sale-buyback transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Consolidated Schedule of Investments.

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Notes to Financial Statements (Cont.)

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission (“CFTC”). In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Fund. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between the Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Consolidated Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the

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“Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	Class P	Administrative Class	Class A	Class C	Class R
0.49%	0.25%	0.35%	0.25%	0.45%	0.45%	0.45%

(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of the Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, the Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class C	0.75%	0.25%
Class R	0.25%	0.25%

	Distribution and/or Servicing Fee
Administrative Class	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money

ANNUAL REPORT	MARCH 31, 2018	81

Notes to Financial Statements (Cont.)

Market Fund. For the period ended March 31, 2018, the Distributor retained $8,573,595 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) taxes and governmental fees; (ii) brokerage fees and commissions and other portfolio transaction expenses; (iii) the costs of borrowing money, including interest expense; (iv) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (v) extraordinary expense, including costs of litigation and indemnification expenses; (vi) organizational expenses; and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $152,300, plus $15,750 for each Board meeting attended in person, $775 ($2,025 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each Board meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $18,000 and each other committee chair receives an additional annual retainer of $4,500. Each Trustee, other than the Trustees affiliated with PIMCO, or its affiliates, receives $775 for each Valuation Oversight Committee meeting attended. In addition, the Valuation Oversight Committee co-leads together receive an additional retainer of $11,500, which amount is divided evenly among the co-leads so that each individually receives an additional annual retainer of $5,750. The Lead Independent Trustee receives an annual retainer of $13,000.

These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets except PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed to waive a portion of the Fund’s Supervisory and Administrative Fee, or reimburse the Fund, to the extent that the Fund’s organizational expenses and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of the Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Under certain conditions, PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. At March 31, 2018, there were no recoverable amounts.

(f) Acquired Fund Fees and Expenses  PIMCO Cayman Commodity Fund I, Ltd. has (the “Commodity Subsidiary”) entered into a separate contract with PIMCO for the management of the Commodity

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Subsidiary’s portfolio pursuant to which the Commodity Subsidiary pays PIMCO a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the Investment Advisory Fee and the Supervisory and Administrative Fee it receives from the Fund in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the Commodity Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Commodity Subsidiary is in place. The waiver is reflected in the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended March 31, 2018, the amount was $9,425,346. See Note 14, Basis for Consolidation in the Notes to Financial Statements for more information regarding the Commodity Subsidiary.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Consolidated Statement of Assets and Liabilities.

The Fund is permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended March 31, 2018, the Fund engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act (amounts in thousands†):

Purchases	Sales
$234,642	$2,615
†	A zero balance may reflect actual amounts rounding to less than one thousand.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other

ANNUAL REPORT	MARCH 31, 2018	83

Notes to Financial Statements (Cont.)

securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The transaction costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2018, were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$13,068,612	$12,087,720	$1,166,450	$803,929

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Year Ended 03/31/2018				Year Ended 03/31/2017
	Shares		Amount		Shares	Amount

Receipts for shares sold
Institutional Class	262,176		$1,763,118		344,172	$2,390,045
Class P	47,629		319,339		38,056	266,372
Administrative Class	4,263		28,247		6,211	42,421
Class D	7,590		49,932		13,927	95,789
Class A	49,153	(a)	324,006	(a)	12,127	83,440
Class C	1,050		6,566		1,543	10,121
Class R	1,403		9,028		1,730	11,610

Issued as reinvestment of distributions
Institutional Class	53,093		348,112		11,663	80,830
Class P	4,420		28,875		989	6,833
Administrative Class	891		5,731		194	1,319
Class D	2,634		16,887		562	3,810
Class A	2,603		16,659		487	3,293
Class C	591		3,600		115	744
Class R	450		2,825		76	505

Cost of shares redeemed
Institutional Class	(282,600)		(1,884,557)		(252,143)	(1,768,544)
Class P	(44,887)		(298,969)		(38,237)	(265,059)
Administrative Class	(5,822)		(38,463)		(19,861)	(135,304)
Class D	(52,107	)(a)	(343,026	)(a)	(17,272)	(118,873)
Class A	(19,057)		(124,743)		(20,958)	(144,020)
Class C	(8,378)		(53,432)		(5,349)	(34,992)
Class R	(1,935)		(12,434)		(3,128)	(21,151)
Net increase (decrease) resulting from Fund share transactions	23,160		$167,301		74,904	$509,189
†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	On March 23, 2018, 33,594 Class D shares in the amount of $221,553 converted into Class A shares of the Fund.

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March 31, 2018

14. BASIS FOR CONSOLIDATION

The Commodity Subsidiary, a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Fund in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in its prospectus and statement of additional information. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and the Commodity Subsidiary. The consolidated financial statements include the accounts of the Fund and the Commodity Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and the Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary, with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association, shares issued by the Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Commodity Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Commodity Subsidiary. See the table below for details regarding the structure, incorporation and relationship as of period end of the Commodity Subsidiary to the Fund (amounts in thousands†).

Date of Incorporation	07/21/2006
Subscription Agreement	08/01/2006
Consolidated Fund Net Assets	$6,468,277
Subsidiary % of Fund Net Assets	20.8%
Subsidiary Financial Statement Information
Total assets	$1,693,154
Total liabilities	347,779
Net assets	$1,345,375
Total income	34,458
Net investment income (loss)	20,714
Net realized gain (loss)	243,561
Net change in unrealized appreciation (depreciation)	(47,215)
Increase (decrease) in net assets resulting from operations	$217,060
†	A zero balance may reflect actual amounts rounding to less than one thousand.

15. REGULATORY AND LITIGATION MATTERS

The Fund is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

16. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

ANNUAL REPORT	MARCH 31, 2018	85

Notes to Financial Statements (Cont.)

In accordance with U.S. GAAP, the Adviser has reviewed the Fund’s tax positions for all open tax years. As of March 31, 2018, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Fund may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative investments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

The Fund may also gain exposure indirectly to commodity markets by investing in the Commodity Subsidiary, which invests primarily in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and/or other fixed income instruments.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Fund must derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. The IRS has also issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on the reasoning in such rulings, the Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in the Commodity Subsidiary.

It should be noted, however, that the IRS currently has suspended the issuance of such rulings pending further review. In addition, the IRS also recently issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the 1940 Act.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and the Fund’s investments in the Commodity Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its Prospectus.

The IRS recently issued proposed regulations that, if finalized, would generally treat the Fund’s income inclusion with respect to the Commodity Subsidiary as qualifying income only if there is a distribution out of the earnings and profits of the Commodity Subsidiary that are attributable to such

86	PIMCO COMMODITYREALRETURN STRATEGY FUND®

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income inclusion. The proposed regulations, if adopted, would apply to taxable years beginning on or after 90 days after the regulations are published as final.

If, during a taxable year, the Commodity Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Fund as a deductible amount for income tax purposes. In the event the Commodity Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Fund as income for Federal income tax purposes.

As of March 31, 2018, the components of distributable taxable earnings are as follows (amounts in thousands†):

	Undistributed Ordinary Income(1)	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(2)	Other Book-to-Tax Accounting Differences (3)	Accumulated Capital Losses(4)	Qualified Late- Year Loss Deferral - Capital(5)	Qualified Late-Year Loss Deferral - Ordinary(6)
PIMCO CommodityReal Return Strategy Fund®	$309,732	$0	$(110,751)	$0	$(530,590)	$0	$0
†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Includes undistributed short-term capital gains, if any.
(2)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on swap contracts, treasury inflation protected securities (TIPS), sale/buyback transactions, straddle loss deferrals, and Lehman securities.

(3)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America.
(4)	Capital losses available to offset future net capital gains expire in varying amounts as shown below.
(5)	Capital losses realized during the period November 1, 2017 through March 31, 2018 which the Fund elected to defer to the following taxable year pursuant to income tax regulations.
(6)	Specified losses realized during the period November 1, 2017 through March 31, 2018 which the Fund elected to defer to the following taxable year pursuant to income tax regulations.

Under the Regulated Investment Company Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of March 31, 2018, the Fund had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term
PIMCO CommodityRealReturn Strategy Fund®	$178,253	$352,337
†	A zero balance may reflect actual amounts rounding to less than one thousand.

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Notes to Financial Statements (Cont.)

March 31, 2018

As of March 31, 2018, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(7)
PIMCO CommodityRealReturn Strategy Fund®	$9,637,538	$202,476	$(315,206)	$(112,730)
†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)

Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to open wash sale loss deferrals, sale/buyback transactions, treasury inflation protected securities deflationary (TIPS) ,unrealized gain or loss on certain futures, options and forward contracts, realized and unrealized gain (loss) swap contracts, and straddle loss deferrals.

For the fiscal years ended March 31, 2018 and March 31, 2017, respectively, the Fund made the following tax basis distributions (amounts in thousands†):

	March 31, 2018			March 31, 2017
	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)
PIMCO CommodityReal Return Strategy Fund®	$464,014	$0	$0	$107,017	$0	$0
†	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)	Includes short-term capital gains distributed, if any.
(9)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

17. SUBSEQUENT EVENTS

On February 13, 2018, the Board approved a proposal to change the name of Class P for all Funds of the Trust that offer such class to I-2. The name change occurred on April 27, 2018.

There were no other subsequent events identified that require recognition or disclosure.

88	PIMCO COMMODITYREALRETURN STRATEGY FUND®

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Funds and Shareholders of

PIMCO CommodityRealReturn Strategy Fund®

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of PIMCO CommodityRealReturn Strategy Fund® and its subsidiary (one of the funds constituting PIMCO Funds, referred to hereafter as the “Fund”) as of March 31, 2018, the related consolidated statements of operations and cash flows for the year ended March 31, 2018, the consolidated statement of changes in net assets for each of the two years in the period ended March 31, 2018, including the related notes, and the financial highlights (consolidated) for each of the five years in the period ended March 31, 2018 (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2018, the results of their operations and their cash flows for the year then ended, the changes in their net assets for each of the two years in the period ended March 31, 2018 and the financial highlights (consolidated) for each of the five years in the period ended March 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These consolidated financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of March 31, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Kansas City, Missouri

May 24, 2018

We have served as the auditor of one or more investment companies in PIMCO Funds since 1987.

ANNUAL REPORT	MARCH 31, 2018	89

Glossary: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	HUS	HSBC Bank USA N.A.
BOA	Bank of America N.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.
BOM	Bank of Montreal	JPM	JP Morgan Chase Bank N.A.
BOS	Banc of America Securities LLC	JPS	JP Morgan Securities, Inc.
BPG	BNP Paribas Securities Corp.	MAC	Macquarie Bank Limited
BPS	BNP Paribas S.A.	MEI	Merrill Lynch International
BRC	Barclays Bank PLC	MSB	Morgan Stanley Bank, N.A
BSN	Bank of Nova Scotia	MYC	Morgan Stanley Capital Services, Inc.
CBK	Citibank N.A.	NAB	National Australia Bank Ltd.
CIB	Canadian Imperial Bank of Commerce	NGF	Nomura Global Financial Products, Inc.
DBL	Deutsche Bank AG London	RBC	Royal Bank of Canada
DUB	Deutsche Bank AG	RYL	Royal Bank of Scotland Group PLC
FAR	Wells Fargo Bank National Association	SCX	Standard Chartered Bank
FBF	Credit Suisse International	SOG	Societe Generale
FICC	Fixed Income Clearing Corporation	SSB	State Street Bank and Trust Co.
GLM	Goldman Sachs Bank USA	TOR	Toronto Dominion Bank
GRE	RBS Securities, Inc.	UAG	UBS AG Stamford
GST	Goldman Sachs International	UBS	UBS Securities LLC

Currency Abbreviations:
ARS	Argentine Peso	INR	Indian Rupee
AUD	Australian Dollar	JPY	Japanese Yen
BRL	Brazilian Real	KRW	South Korean Won
CAD	Canadian Dollar	MXN	Mexican Peso
CHF	Swiss Franc	NZD	New Zealand Dollar
CNH	Chinese Renminbi (Offshore)	PHP	Philippine Peso
COP	Colombian Peso	PLN	Polish Zloty
CZK	Czech Koruna	RUB	Russian Ruble
DKK	Danish Krone	THB	Thai Baht
EUR	Euro	TWD	Taiwanese Dollar
GBP	British Pound	USD (or $)	United States Dollar
IDR	Indonesian Rupiah	ZAR	South African Rand
ILS	Israeli Shekel

Exchange Abbreviations:
CBOT	Chicago Board of Trade	NYMEX	New York Mercantile Exchange
ICE	IntercontinentalExchange®	OTC	Over the Counter
KCBT	Kansas City Board of Trade

90	PIMCO COMMODITYREALRETURN STRATEGY FUND®

     (Unaudited)

Index/Spread Abbreviations:
12MTA	12 Month Treasury Average	JMABFNJ1	JP Morgan Custom Commodity Index
BADLARPP	Argentina Badlar Floating Rate Notes	JMABNIC	JP Morgan Custom Commodity Index
BCOMF1T	Bloomberg Commodity Index 1-Month Forward Total Return	LIBOR01M	1 Month USD-LIBOR
BCOMSK	Bloomberg Commodity Index	LIBOR03M	3 Month USD-LIBOR
BCOMTR	Bloomberg Commodity Index Total Return	LLS	Light Louisiana Sweet Crude
BRENT	Brent Crude	MEHCL	Custom Commodity Forward Index
CDX.HY	Credit Derivatives Index - High Yield	MEHMID	Custom Commodity Forward Index
CDX.IG	Credit Derivatives Index - Investment Grade	MIDWTICAL	WTI Midland (Argus) Index
CIXBSTR3	Custom Commodity Index	MQCP563E	Macquarie MQCP563E Custom Commodity Index
CIXBXMB	Custom Commodity Index	NAPGASFO	Naphtha Fuel Oil Spread
CMDSKEWLS	CBEO SKEW Index is an index derived from the price of S&P 500 tail risk	OPIS	Oil Price Information Service
COCL	ICE BofAML Large Cap Contingent Capital Index	PIMCODB	Custom Commodity Basket
COF 11	Cost of Funds - 11th District of San Francisco	PLATGOLD	Platinum-Gold Spread
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	RBCAEC0T	Royal Bank of Canada Commodity Index
CPTFEMU	Eurozone HICP ex-Tobacco Index	RBCAECP0	Royal Bank of Canada Commodity Index
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	RBCAECR1	Royal Bank of Canada Commodity Index
EUR003M	3 Month EUR Swap Rate	RBCAECT0	Royal Bank of Canada Commodity Index
EUR5050	European 50/50 Refining Margin	SLVRLND	London Silver Market Fixing Ltd.
EURMARGIN	European Refined Margin	SPGCIAP	S&P GSCI Aluminum ER
EUROBOBCO	Margin Eurobob Gasoline vs. Brent	SPGCICP	S&P Goldman Sachs Commodity Copper Excess Return Index
EURSIMP	Weighted Basket of Refined Products	SPGCINP	S&P GSCI Industrial Metals ER
FRCPXTOB	France Consumer Price ex-Tobacco Index	UKRPI	United Kingdom Retail Prices Index
GOLDLNPM	London Gold Market Fixing Ltd. PM	ULSD	Ultra-Low Sulfur Diesel
H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	US0001M	1 Month USD Swap Rate
HSFOCO	High Sulfur Fuel Oil-Brent Spread Calendar Swap	US0003M	3 Month USD Swap Rate
HSFOEW	High Sulfur Fuel Oil-East West Fuel Oil Spread Swap	US0006M	6 Month USD Swap Rate
JMABCTNE	J.P. Morgan Custom Commodity Index	US0012M	12 Month USD Swap Rate
JMABDEWE	J.P. Morgan Custom Commodity Index	WCS	Western Canadian Select

Other Abbreviations:
ABS	Asset-Backed Security	OAT	Obligations Assimilables du Trésor
ALT	Alternate Loan Trust	OIS	Overnight Index Swap
BBR	Bank Bill Rate	oz.	Ounce
BTP	Buoni del Tesoro Poliennali	RBOB	Reformulated Blendstock for Oxygenate Blending
CLO	Collateralized Loan Obligation	TBA	To-Be-Announced
DAC	Designated Activity Company	TELBOR	Tel Aviv Inter-Bank Offered Rate
EONIA	Euro OverNight Index Average	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
LIBOR	London Interbank Offered Rate	WTI	West Texas Intermediate
Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	YOY	Year-Over-Year
NCUA	National Credit Union Administration

ANNUAL REPORT	MARCH 31, 2018	91

Federal Income Tax Information

(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Fund’s fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction.  Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund’s dividend distribution that qualifies under tax law. The percentage of the following Fund’s Fiscal 2018 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below:

Qualified Dividend Income.   nder the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentage of ordinary dividends paid during the fiscal year ended March 31, 2018 was designated as ‘qualified dividend income’ as defined in the Act subject to reduced tax rates in 2018:

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only).  Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2018 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2018 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s†)	Qualified Short-Term Capital Gain (000s†)
PIMCO CommodityRealReturn Strategy Fund®	0.00%	0.00%	$381,884	$0
†	A zero balance may reflect actual amounts rounding to less than one thousand.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust.

In January 2019, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2018.

92	PIMCO COMMODITYREALRETURN STRATEGY FUND®

Management of the Trust

     (Unaudited)

The charts below identify the Trustees and executive officers of the Trust. Unless otherwise indicated, the address of all persons below is 650 Newport Center Drive, Newport Beach, CA 92660.

The Funds’ Statement of Additional Information includes more information about the Trustees and Officers. To request a free copy, call PIMCO at (888) 87-PIMCO or visit the Funds’ website at www.pimco.com.

Name, Year of Birth and Position Held with Trust*	Term of Office and Length of Time Served†	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Public Company and Investment Company Directorships Held by Trustee During the Past 5 Years
Interested Trustees[1]
Brent R. Harris (1959) Chairman of the Board and Trustee	02/1992 to present	Managing Director, PIMCO. Formerly, member of Executive Committee, PIMCO.	162	Chairman and Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT; Director, StocksPLUS® Management, Inc; and member of Board of Governors, Investment Company Institute.
Peter G. Strelow (1970) Trustee	05/2017 to present	Managing Director and Co-Chief Operating Officer, PIMCO. Formerly, Chief Administrative Officer, PIMCO.	141	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust.
Independent Trustees
George E. Borst (1948) Trustee	04/2015 to present	Executive Advisor, McKinsey & Company (since 10/14); Formerly, Executive Advisor, Toyota Financial Services (10/13-12/14); and CEO, Toyota Financial Services (1/01-9/13).	141	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust; Director, MarineMax Inc.
Jennifer Holden Dunbar (1963) Trustee	04/2015 to present	Managing Director, Dunbar Partners, LLC (business consulting and investments). Formerly, Partner, Leonard Green & Partners, L.P.	162	Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT; Director, PS Business Parks; Director, Big 5 Sporting Goods Corporation.
Kym M. Hubbard (1957) Trustee	02/2017 to present	Formerly, Global Head of Investments, Chief Investment Officer and Treasurer, Ernst & Young.	141	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust; Director, State Auto Financial Corporation.
Gary F. Kennedy (1955) Trustee	04/2015 to present	Formerly, Senior Vice President, General Counsel and Chief Compliance Officer, American Airlines and AMR Corporation (now American Airlines Group) (1/03-1/14).	141	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust.
Peter B. McCarthy (1950) Trustee	04/2015 to present	Formerly, Assistant Secretary and Chief Financial Officer, United States Department of Treasury; Deputy Managing Director, Institute of International Finance.	162	Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.
Ronald C. Parker (1951) Lead Independent Trustee	07/2009 to present Lead Independent Trustee - 02/2017 to present	Director of Roseburg Forest Products Company. Formerly, Chairman of the Board, The Ford Family Foundation; and President, Chief Executive Officer, Hampton Affiliates (forestry products).	162	Lead Independent Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust; Trustee, PIMCO Equity Series and PIMCO Equity Series VIT.

*	Unless otherwise noted, the information for the individuals listed is as of March 31, 2018.
[1]	Mr. Harris and Mr. Strelow are “interested persons” of the Trust (as that term is defined in the 1940 Act) because of their affiliations with PIMCO.
†	Trustees serve until their successors are duly elected and qualified.

ANNUAL REPORT	MARCH 31, 2018	93

Management of the Trust (Cont.)

Executive Officers

Name, Year of Birth and Position Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years*
Peter G. Strelow (1970) President	01/2015 to present Senior Vice President 11/2013 to 01/2015 Vice President 05/2008 to 11/2013	Managing Director and Co-Chief Operating Officer, PIMCO. President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Chief Administrative Officer, PIMCO.
David C. Flattum (1964) Chief Legal Officer	11/2006 to present	Managing Director and General Counsel, PIMCO. Chief Legal Officer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Formerly, Managing Director, Chief Operating Officer and General Counsel, Allianz Asset Management of America L.P.
Jennifer E. Durham (1970) Chief Compliance Officer	07/2004 to present	Managing Director and Chief Compliance Officer, PIMCO. Chief Compliance Officer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.
Brent R. Harris (1959) Senior Vice President	01/2015 to present President 03/2009 to 01/2015	Managing Director, PIMCO. Senior Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Formerly, member of Executive Committee, PIMCO.
Joshua D. Ratner (1976)** Vice President - Senior Counsel, Secretary	11/2013 to present Assistant Secretary 10/2007 to 01/2011	Executive Vice President and Deputy General Counsel, PIMCO. Chief Legal Officer, PIMCO Investments LLC. Vice President - Senior Counsel, Secretary, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Vice President, Secretary and Chief Legal Officer, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.
Ryan G. Leshaw (1980) Assistant Secretary	05/2012 to present	Senior Vice President and Senior Counsel, PIMCO. Assistant Secretary, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Associate, Willkie Farr & Gallagher LLP.
Wu-Kwan Kit (1981) Assistant Secretary	08/2017 to present	Vice President and Counsel, PIMCO. Assistant Secretary, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Assistant General Counsel, VanEck Associates Corp.
Stacie D. Anctil (1969) Vice President	05/2015 to present Assistant Treasurer 11/2003 to 05/2015	Executive Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.
William G. Galipeau (1974) Vice President	11/2013 to present	Executive Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.
Eric D. Johnson (1970)** Vice President	05/2011 to present	Executive Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.
Henrik P. Larsen (1970) Vice President	02/1999 to present	Senior Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.
Bijal Y. Parikh (1978) Vice President	02/2017 to present	Senior Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.
Greggory S. Wolf (1970) Vice President	05/2011 to present	Senior Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.
Trent W. Walker (1974) Treasurer	11/2013 to present Assistant Treasurer 05/2007 to 11/2013	Executive Vice President, PIMCO. Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.

94	PIMCO COMMODITYREALRETURN STRATEGY FUND®

     (Unaudited)

Name, Year of Birth and Position Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years*
Erik C. Brown (1967) Assistant Treasurer	02/2001 to present	Executive Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.
Colleen D. Miller (1980)** Assistant Treasurer	02/2017 to present	Senior Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Vice President Cohen & Steers Capital Management.
Christopher M. Morin (1980) Assistant Treasurer	08/2016 to present	Senior Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.
Jason J. Nagler (1982)** Assistant Treasurer	05/2015 to present	Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Head of Mutual Fund Reporting, GMO and Assistant Treasurer, GMO Trust and GMO Series Trust Funds.

*

The term “PIMCO-Sponsored Closed-End Funds” as used herein includes: PIMCO California Municipal Income Fund, PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III, PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO New York Municipal Income Fund, PIMCO New York Municipal Income Fund II, PIMCO New York Municipal Income Fund III, PCM Fund Inc., PIMCO Corporate & Income Opportunity Fund, PIMCO Corporate & Income Strategy Fund, PIMCO Dynamic Credit and Mortgage Income Fund, PIMCO Dynamic Income Fund, PIMCO Global StocksPLUS® & Income Fund, PIMCO High Income Fund, PIMCO Income Opportunity Fund, PIMCO Income Strategy Fund, PIMCO Income Strategy Fund II and PIMCO Strategic Income Fund, Inc.; the term “PIMCO-Sponsored Interval Funds” as used herein includes: PIMCO Flexible Credit Income Fund and PIMCO Flexible Municipal Income Fund.

**	The address of these officers is Pacific Investment Management Company LLC, 1633 Broadway, New York, New York 10019.

ANNUAL REPORT	MARCH 31, 2018	95

Privacy Policy1

The Funds2,3 consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ non-public personal information. The Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers or sub-advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial advisor or consultant, and/or from information captured on applicable websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any non-public personal information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Funds or their affiliates may also retain non-affiliated companies to market Fund shares or products which use Fund shares and enter into joint marketing arrangements with them and other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm and/or financial advisor or consultant.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal or account information to non-affiliated third parties in limited circumstances where the Funds believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to protect their rights or property, or upon reasonable request by any fund advised by PIMCO in which a shareholder has invested. In addition, the Funds may disclose information about a shareholder or a shareholder’s accounts to a non-affiliated third party at the shareholder’s request or with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing shareholders’ accounts, and subject to applicable law may provide shareholders with information about products and services that the Funds or their Advisers, distributors or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds may share may include, for example, a shareholder’s participation in the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), information about the Funds’ experiences or transactions with a shareholder, information captured on applicable websites, or other data about a shareholder’s accounts, subject

96	PIMCO COMMODITYREALRETURN STRATEGY FUND®

(Unaudited)

to applicable law. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have implemented procedures that are designed to restrict access to a shareholder’s non-public personal information to internal personnel who need to know that information to perform their jobs, such as servicing shareholder accounts or notifying shareholders of new products or services. Physical, electronic and procedural safeguards are in place to guard a shareholder’s non-public personal information.

Information Collected from Websites

Websites maintained by the Funds or their service providers may use a variety of technologies to collect information that help the Funds and their service providers understand how the website is used. Information collected from your web browser (including small files stored on your device that are commonly referred to as “cookies”) allow the websites to recognize your web browser and help to personalize and improve your user experience and enhance navigation of the website. In addition, the Funds or their Service Affiliates may use third parties to place advertisements for the Funds on other websites, including banner advertisements. Such third parties may collect anonymous information through the use of cookies or action tags (such as web beacons). The information these third parties collect is generally limited to technical and web navigation information, such as your IP address, web pages visited and browser type, and does not include personally identifiable information such as name, address, phone number or email address. If you are a registered user of the Funds’ website, the Funds or their service providers or third party firms engaged by the Funds or their service providers may collect or share information submitted by you, which may include personally identifiable information. This information can be useful to the Funds when assessing and offering services and website features. You can change your cookie preferences by changing the setting on your web browser to delete or reject cookies. If you delete or reject cookies, some website pages may not function properly. The Funds do not look for web browser “do not track” requests.

Changes to the Privacy Policy

From time to time, the Funds may update or revise this privacy policy. If there are changes to the terms of this privacy policy, documents containing the revised policy on the relevant website will be updated.

1 Amended as of February 14, 2017.

2 PIMCO Investments LLC (“PI”) serves as the Funds’ distributor. This Privacy Policy applies to the activities of PI to the extent that PI regularly effects or engages in transactions with or for a Fund shareholder who is the record owner of such shares. For purposes of this Privacy Policy, references to “the Funds” shall include PI when acting in this capacity.

3 When distributing this Policy, a Fund may combine the distribution with any similar distribution of its investment adviser’s privacy policy. The distributed, combined policy may be written in the first person (i.e., by using “we” instead of “the Funds”).

ANNUAL REPORT	MARCH 31, 2018	97

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

DST Asset Manager Solutions, Inc.

Institutional Class, Class P, Administrative Class

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

DST Asset Manager Solutions, Inc.

Class A, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PF3012AR_033118

PIMCO Funds

Annual Report

March 31, 2018

PIMCO Income Fund

* This report includes a summary Schedule of Investments. A complete Schedule of Investments for the PIMCO Income Fund may be obtained, without charge, upon request, by contacting a PIMCO Funds representative at (888) 87-PIMCO and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

Following is the PIMCO Funds Annual Report, which covers the 12-month reporting period ended March 31, 2018. On the subsequent pages you will find specific details regarding investment results and a discussion of factors that most affected performance over the reporting period.

For the 12-month reporting period ended March 31, 2018

The U.S. economy continued to expand during the reporting period. Looking back, U.S. gross domestic product (GDP) expanded at an annual pace of 3.1%, 3.2% and 2.9% during the second, third and fourth quarters of 2017, respectively. The Commerce Department’s initial reading — released after the reporting period had ended — showed that first quarter 2018 GDP grew at an annual pace of 2.3%.

The Federal Reserve (Fed) continued to normalize monetary policy during the reporting period. After raising interest rates in March and June 2017, the Fed again raised rates in December, moving the federal funds rate up to a range between 1.25% and 1.50%. In addition, in October 2017, the Fed started to reduce its balance sheet. Finally, at its March 2018 meeting, the Fed again increased rates to a range between 1.50% and 1.75%. The Fed also indicated that it expected to make two additional rate hikes in 2018, although this will be data-dependent.

Economic activity outside the U.S. also accelerated during the reporting period. Regardless, the European Central Bank (ECB) and Bank of Japan maintained their highly accommodative monetary policies. Other central banks took a more hawkish stance. In November 2017, the Bank of England instituted its first rate hike since 2007, and the Bank of Canada raised rates twice during the reporting period. Meanwhile, the ECB indicated that it may pare back its quantitative easing program in 2018.

The U.S. Treasury yield curve flattened during the reporting period, as short-term rates moved up more than their longer-term counterparts. The increase in rates at the short end of the yield curve was mostly due to Fed interest rate hikes. The yield on the benchmark 10-year U.S. Treasury note was 2.74% at the end of the reporting period, up from 2.40% on March 31, 2017. U.S. Treasuries, as measured by the Bloomberg Barclays U.S. Treasury Index, returned 0.43% over the 12 months ended March 31, 2018. Meanwhile the Bloomberg Barclays U.S. Aggregate Bond Index, a widely used index of U.S. investment grade bonds, returned 1.20% over the period. Riskier fixed income asset classes, including high yield corporate bonds and emerging market debt, outperformed the broad U.S. market. While there were periods of volatility, they performed well given overall solid investor demand. The ICE BofAML U.S. High Yield Index returned 3.69% over the reporting period, whereas emerging market external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 3.34% over the reporting period. Emerging market local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 12.99% over the reporting period.

2	PIMCO INCOME FUND

Global equities generally rose over the first 10 months of the period. This rally was driven by a number of factors, including improving global growth, corporate profits that often exceeded expectations and, in the U.S., optimism surrounding the passage of a tax reform bill in December 2017. However, a portion of those gains were given back during the final two months of the period. This was partially due to concerns over less accommodative central bank policies and fears of a trade war. All told, U.S. equities, as represented by the S&P 500 Index, returned 13.99% over the reporting period. Emerging market equities, as measured by the MSCI Emerging Markets Index, returned 24.93% over the period, whereas global equities, as represented by the MSCI World Index, returned 13.59%. Elsewhere, Japanese equities, as represented by the Nikkei 225 Index, returned 15.50% over the reporting period and European equities, as represented by the MSCI Europe Index, returned -0.43%.

Commodity prices fluctuated but generally moved higher during the 12 months ended March 31, 2018. When the reporting period began, crude oil was approximately $51 a barrel. By the end of the period it was roughly $65 a barrel. This ascent was driven in part by planned and observed production cuts by OPEC and the collapse in Venezuelan oil production, as well as good global growth maintaining demand. Elsewhere, gold and copper prices also moved higher over the reporting period.

Finally, during the reporting period, there were periods of volatility in the foreign exchange markets, possibly due, at least in part, to signs of improving global growth, decoupling central bank policies, and a number of geopolitical events. The U.S. dollar generally weakened against other major currencies over the reporting period. For example, the U.S. dollar fell 15.05%, 12.16% and 4.55% versus the euro, British pound and Japanese yen, respectively, during the 12 months ended March 31, 2018.

Thank you for the assets you have placed with us. We deeply value your trust, and we work diligently to meet your broad investment needs. For any questions regarding your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO. We also invite you to visit our website at www.pimco.com to learn more about our global viewpoints.

Sincerely, Brent R. Harris Chairman of the Board PIMCO Funds May 24, 2018

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

ANNUAL REPORT	MARCH 31, 2018	3

Important Information About the PIMCO Income Fund

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO Income Fund (the “Fund”).

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Fund are likely to decrease in value. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Fund may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the U.S. and many parts of the world, including certain European countries, are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014 and has begun, and may continue, to raise interest rates. To the extent the Fed continues to raise interest rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact the Fund’s performance or cause the Fund to incur losses. As a result, the Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Fund may be subject to various risks as described in the Fund’s prospectus and in the Principal Risks in the Notes to Financial Statements.

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

On the Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. Class C shares are subject to a 1% CDSC, which may apply in the first year. The Cumulative Returns chart reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class A, Class C and Class R shares, if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and

4	PIMCO INCOME FUND

expenses. The minimum initial investment amount for Institutional Class, Class P and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A and Class C shares is $1,000. There is no minimum initial investment for Class R shares. The Fund measures its performance against at least one broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance average of funds that are tracked by Lipper that have the same fund classification. The benchmark index and Lipper Average do not take into account fees, expenses or taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. There is no assurance that the Fund, even if the Fund has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) the Fund’s total return in excess of that of the Fund’s benchmark between reporting periods or 2) the Fund’s total return in excess of the Fund’s historical returns between reporting periods. Unusual performance is defined as a significant change in the Fund’s performance as compared to one or more previous reporting periods.

The following table discloses the inception dates of the Fund and its respective share classes along with the Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	Class P*	Administrative Class	Class A**	Class C	Class R	Diversification Status
PIMCO Income Fund	03/30/07	03/30/07	04/30/08	03/30/07	03/30/07	03/30/07	03/30/07	Diversified

*	See the Subsequent Events Note in the Notes to Financial Statements for information regarding the name of Class P.
**	Effective March 23, 2018, Class D shares were automatically converted into Class A shares of the same Fund.

An investment in the Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. It is possible to lose money on investments in the Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Fund. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Fund’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Fund creates a contract between or among any shareholder of the Fund, on the one hand, and the Trust, the Fund, a service provider to the Trust or the Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically

ANNUAL REPORT	MARCH 31, 2018	5

Important Information About the PIMCO Income Fund (Cont.)

required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Trust files a complete schedule of the Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. A copy of the Fund’s Form N-Q is also available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Fund’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330.

6	PIMCO INCOME FUND

(THIS PAGE INTENTIONALLY LEFT BLANK)

ANNUAL REPORT	MARCH 31, 2018	7

PIMCO Income Fund

Cumulative Returns Through March 31, 2018

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Average Annual Total Return for the period ended March 31, 2018
	1 Year	5 Years	10 Years	Fund Inception (03/30/07)
PIMCO Income Fund Institutional Class	5.27%	5.71%	9.14%	8.76%
PIMCO Income Fund Class P	5.17%	5.62%	9.04%	8.66%
PIMCO Income Fund Administrative Class	5.01%	5.47%	8.88%	8.50%
PIMCO Income Fund Class A	4.85%	5.31%	8.70%	8.32%
PIMCO Income Fund Class A (adjusted)	0.90%	4.50%	8.28%	7.94%
PIMCO Income Fund Class C	4.07%	4.57%	7.93%	7.55%
PIMCO Income Fund Class C (adjusted)	3.08%	4.57%	7.93%	7.55%
PIMCO Income Fund Class R	4.59%	5.06%	8.44%	8.06%
Bloomberg Barclays U.S. Aggregate Index	1.20%	1.82%	3.63%	3.99%
Lipper Multi-Sector Income Funds Average	3.29%	2.92%	5.14%	4.96%♦

All Fund returns are net of fees and expenses.

♦ Average annual total return since 03/31/2007.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class A, Class C, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class A, Class C, and Class R shares, respectively.

The Fund’s total annual operating expense ratio in effect as of period end were 0.53% for Institutional Class shares, 0.63% for Class P shares, 0.78% for Administrative Class shares, 0.93% for Class A shares, 1.68% for Class C shares, and 1.18% for Class R shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

8	PIMCO INCOME FUND

Institutional Class - PIMIX	Class P - PONPX	Administrative Class - PIINX
Class A - PONAX	Class C - PONCX	Class R - PONRX

Allocation Breakdown as of 03/31/2018†§

U.S. Treasury Obligations	20.1%
U.S. Government Agencies	17.0%
Asset-Backed Securities	16.7%
Corporate Bonds & Notes	15.1%
Non-Agency Mortgage-Backed Securities	14.9%
Sovereign Issues	8.7%
Short-Term Instruments‡	4.7%
Loan Participations and Assignments	2.3%
Other	0.5%

†	% of Investments, at value.
§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.
‡	Includes Central Funds Used for Cash Management Purposes.

Investment Objective and Strategy Overview

PIMCO Income Fund seeks to maximize current income, with long-term capital appreciation as a secondary objective, by investing under normal circumstances at least 65% of its total assets in a multi-sector portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will seek to maintain a high and consistent level of dividend income by investing in a broad array of fixed income sectors and utilizing income efficient implementation strategies. The capital appreciation sought by the Fund generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Positions in non-agency mortgage-backed securities (MBS) contributed to performance, as total returns in these securities were positive.

»	Exposure to high yield corporate credit contributed to performance, as these securities generally posted positive total returns.

»	U.S. interest rate strategies, including U.S. cash carry, contributed to performance, as 3-month LIBOR rose.
»	Exposure to U.S.-dollar-denominated emerging market debt contributed to performance, as these securities generally posted positive total returns.

»	Duration hedges in Japan detracted from performance, as intermediate interest rates in Japan fell.

»	A long U.S. dollar bias versus the Japanese yen detracted from performance in the beginning of the reporting period, as the Japanese yen appreciated.

»	A long U.S. dollar bias versus the Australian dollar detracted from performance, as the Australian dollar appreciated.

ANNUAL REPORT	MARCH 31, 2018	9

Expense Example PIMCO Income Fund

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from October 1, 2017 to March 31, 2018 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any Acquired Fund Fees and Expenses or transactional costs, such as sales charges (loads) on purchase payments and exchange fees, if any. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (10/01/17)	Ending Account Value (03/31/18)	Expenses Paid During Period*	Beginning Account Value (10/01/17)	Ending Account Value (03/31/18)	Expenses Paid During Period*	Net Annualized Expense Ratio**
Institutional Class	$1,000.00	$1,008.30	$3.81	$1,000.00	$1,021.14	$3.83	0.76%
Class P	1,000.00	1,007.80	4.30	1,000.00	1,020.64	4.33	0.86
Administrative Class	1,000.00	1,007.00	5.05	1,000.00	1,019.90	5.09	1.01
Class A	1,000.00	1,006.30	5.80	1,000.00	1,019.15	5.84	1.16
Class C	1,000.00	1,002.50	9.54	1,000.00	1,015.41	9.60	1.91
Class R	1,000.00	1,005.00	7.05	1,000.00	1,017.90	7.09	1.41

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

10	PIMCO INCOME FUND

Benchmark Descriptions

Index*	Benchmark Descriptions

Bloomberg Barclays U.S. Aggregate Index	Bloomberg Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

*	It is not possible to invest directly in an unmanaged index.

ANNUAL REPORT	MARCH 31, 2018	11

Financial Highlights PIMCO Income Fund

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year Ended^:	Net Asset Value Beginning of Year	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total
Institutional Class
03/31/2018	$12.24	$0.56	$0.08	$0.64	$(0.67)	$0.00	$0.00	$(0.67)
03/31/2017	11.77	0.57	0.57	1.14	(0.58)	0.00	(0.09)	(0.67)
03/31/2016	12.40	0.47	(0.18)	0.29	(0.91)	(0.01)	0.00	(0.92)
03/31/2015	12.47	0.54	0.19	0.73	(0.77)	(0.03)	0.00	(0.80)
03/31/2014	12.54	0.56	0.06	0.62	(0.67)	(0.02)	0.00	(0.69)
Class P
03/31/2018	12.24	0.54	0.08	0.62	(0.65)	0.00	0.00	(0.65)
03/31/2017	11.77	0.56	0.56	1.12	(0.56)	0.00	(0.09)	(0.65)
03/31/2016	12.40	0.46	(0.18)	0.28	(0.90)	(0.01)	0.00	(0.91)
03/31/2015	12.47	0.52	0.20	0.72	(0.76)	(0.03)	0.00	(0.79)
03/31/2014	12.54	0.54	0.07	0.61	(0.66)	(0.02)	0.00	(0.68)
Administrative Class
03/31/2018	12.24	0.52	0.09	0.61	(0.64)	0.00	0.00	(0.64)
03/31/2017	11.77	0.54	0.57	1.11	(0.55)	0.00	(0.09)	(0.64)
03/31/2016	12.40	0.44	(0.18)	0.26	(0.88)	(0.01)	0.00	(0.89)
03/31/2015	12.47	0.50	0.20	0.70	(0.74)	(0.03)	0.00	(0.77)
03/31/2014	12.54	0.53	0.06	0.59	(0.64)	(0.02)	0.00	(0.66)
Class A
03/31/2018	12.24	0.51	0.08	0.59	(0.62)	0.00	0.00	(0.62)
03/31/2017	11.77	0.53	0.56	1.09	(0.53)	0.00	(0.09)	(0.62)
03/31/2016	12.40	0.42	(0.18)	0.24	(0.86)	(0.01)	0.00	(0.87)
03/31/2015	12.47	0.48	0.20	0.68	(0.72)	(0.03)	0.00	(0.75)
03/31/2014	12.54	0.51	0.06	0.57	(0.62)	(0.02)	0.00	(0.64)
Class C
03/31/2018	12.24	0.41	0.08	0.49	(0.52)	0.00	0.00	(0.52)
03/31/2017	11.77	0.43	0.57	1.00	(0.44)	0.00	(0.09)	(0.53)
03/31/2016	12.40	0.33	(0.18)	0.15	(0.77)	(0.01)	0.00	(0.78)
03/31/2015	12.47	0.39	0.21	0.60	(0.64)	(0.03)	0.00	(0.67)
03/31/2014	12.54	0.42	0.08	0.50	(0.55)	(0.02)	0.00	(0.57)

12	PIMCO INCOME FUND	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year	Total Return	Net Assets End of Year (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)	Portfolio Turnover Rate

$12.21	5.27%	$52,201,634	0.72	%(c)	0.72	%(c)	0.48	%(c)	0.48	%(c)	4.51%	266%
12.24	9.90	33,638,113	0.48		0.48		0.45		0.45		4.73	190
11.77	2.48	22,362,456	0.45		0.45		0.45		0.45		3.90	52
12.40	5.98	17,154,519	0.45		0.45		0.45		0.45		4.26	164
12.47	5.08	14,860,145	0.45		0.45		0.45		0.45		4.49	251

12.21	5.17	25,015,439	0.82	(d)	0.82	(d)	0.58	(d)	0.58	(d)	4.41	266
12.24	9.79	16,623,094	0.58		0.58		0.55		0.55		4.63	190
11.77	2.37	10,598,545	0.55		0.55		0.55		0.55		3.80	52
12.40	5.89	8,305,727	0.55		0.55		0.55		0.55		4.12	164
12.47	5.00	4,296,314	0.55		0.55		0.55		0.55		4.40	251

12.21	5.01	401,440	0.97	(c)	0.97	(c)	0.73	(c)	0.73	(c)	4.26	266
12.24	9.64	343,576	0.73		0.73		0.70		0.70		4.47	190
11.77	2.22	273,019	0.70		0.70		0.70		0.70		3.66	52
12.40	5.74	213,959	0.70		0.70		0.70		0.70		3.97	164
12.47	4.87	141,218	0.70		0.70		0.70		0.70		4.32	251

12.21	4.85	25,214,615	1.12	(e)	1.12	(e)	0.88	(e)	0.88	(e)	4.16	266
12.24	9.47	8,940,045	0.88		0.88		0.85		0.85		4.36	190
11.77	2.06	7,101,561	0.85		0.85		0.85		0.85		3.50	52
12.40	5.58	5,509,496	0.85		0.85		0.85		0.85		3.86	164
12.47	4.70	4,659,829	0.85		0.85		0.85		0.85		4.11	251

12.21	4.07	9,122,805	1.87	(e)	1.87	(e)	1.63	(e)	1.63	(e)	3.35	266
12.24	8.68	7,916,026	1.63		1.63		1.60		1.60		3.60	190
11.77	1.28	6,480,609	1.60		1.60		1.60		1.60		2.75	52
12.40	4.87	5,081,593	1.60		1.60		1.60		1.60		3.10	164
12.47	4.08	3,754,059	1.60		1.60		1.60		1.60		3.36	251

ANNUAL REPORT	MARCH 31, 2018	13

Financial Highlights PIMCO Income Fund (Cont.)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year Ended^:	Net Asset Value Beginning of Year	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total
Class R
03/31/2018	$12.24	$0.48	$0.08	$0.56	$(0.59)	$0.00	$0.00	$(0.59)
03/31/2017	11.77	0.49	0.57	1.06	(0.50)	0.00	(0.09)	(0.59)
03/31/2016	12.40	0.39	(0.18)	0.21	(0.83)	(0.01)	0.00	(0.84)
03/31/2015	12.47	0.45	0.21	0.66	(0.70)	(0.03)	0.00	(0.73)
03/31/2014	12.54	0.48	0.07	0.55	(0.60)	(0.02)	0.00	(0.62)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
(a)	Per share amounts based on average number of shares outstanding during the year.
(b)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(c)	Effective October 2, 2017, the Class’s supervisory and administrative fee was increased by 0.05% to an annual rate of 0.25%.
(d)	Effective October 2, 2017, the Class’s supervisory and administrative fee was increased by 0.05% to an annual rate of 0.35%.
(e)	Effective October 2, 2017, the Class’s supervisory and administrative fee was increased by 0.05% to an annual rate of 0.40%.

14	PIMCO INCOME FUND	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year	Total Return	Net Assets End of Year (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)	Portfolio Turnover Rate

$12.21	4.59%	$449,900	1.37	%(e)	1.37	%(e)	1.13	%(e)	1.13	%(e)	3.86%	266%
12.24	9.20	324,987	1.13		1.13		1.10		1.10		4.07	190
11.77	1.80	204,389	1.10		1.10		1.10		1.10		3.26	52
12.40	5.34	106,551	1.10		1.10		1.10		1.10		3.58	164
12.47	4.49	64,662	1.10		1.10		1.10		1.10		3.90	251

ANNUAL REPORT	MARCH 31, 2018	15

Statement of Assets and Liabilities PIMCO Income Fund

(Amounts in thousands†, except per share amounts)
Assets:
Investments, at value
Investments in securities*	$130,109,584
Investments in Affiliates	3,235,810
Financial Derivative Instruments
Exchange-traded or centrally cleared	131,041
Over the counter	573,097
Cash	8,395
Deposits with counterparty	121,857
Foreign currency, at value	458,821
Receivable for investments sold	468,323
Receivable for investments sold on a delayed-delivery basis	168,799
Receivable for TBA investments sold	16,868,430
Receivable for Fund shares sold	330,069
Interest and/or dividends receivable	599,338
Dividends receivable from Affiliates	6,834
Other assets	70
Total Assets	153,080,468

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$15,186,481
Payable for sale-buyback transactions	2,463,611
Payable for short sales	11,796,882
Financial Derivative Instruments
Exchange-traded or centrally cleared	74,495
Over the counter	740,077
Payable for investments purchased	2,662,704
Payable for investments in Affiliates purchased	6,834
Payable for investments purchased on a delayed-delivery basis	836,224
Payable for TBA investments purchased	6,351,289
Deposits from counterparty	174,874
Payable for Fund shares redeemed	261,243
Distributions payable	50,365
Accrued investment advisory fees	24,313
Accrued supervisory and administrative fees	31,039
Accrued distribution fees	8,518
Accrued servicing fees	5,242
Accrued taxes payable	443
Other liabilities	1
Total Liabilities	40,674,635

Net Assets	$112,405,833

Net Assets Consist of:
Paid in capital	$111,476,595
Undistributed (overdistributed) net investment income	(1,036,228)
Accumulated undistributed net realized gain (loss)	(133,763)
Net unrealized appreciation (depreciation)	2,099,229
Net Assets	$112,405,833

Cost of investments in securities	$128,046,926
Cost of investments in Affiliates	$3,191,972
Cost of foreign currency held	$458,620
Proceeds received on short sales	$11,733,450
Cost or premiums of financial derivative instruments, net	$721,863

* Includes repurchase agreements of:	$174,153

†	A zero balance may reflect actual amounts rounding to less than one thousand.

16	PIMCO INCOME FUND	See Accompanying Notes

March 31, 2018

Net Assets:
Institutional Class	$52,201,634
Class P	25,015,439
Administrative Class	401,440
Class A	25,214,615
Class C	9,122,805
Class R	449,900
Shares Issued and Outstanding:
Institutional Class	4,276,202
Class P	2,049,200
Administrative Class	32,885
Class A	2,065,723
Class C	747,331
Class R	36,855
Net Asset Value Per Share Outstanding:
Institutional Class	$12.21
Class P	12.21
Administrative Class	12.21
Class A	12.21
Class C	12.21
Class R	12.21

ANNUAL REPORT	MARCH 31, 2018	17

Statement of Operations PIMCO Income Fund

Year Ended March 31, 2018
(Amounts in thousands†)

Investment Income:
Interest, net of foreign taxes*	$5,071,738
Dividends	6,555
Dividends from Investments in Affiliates	29,021
Total Income	5,107,314

Expenses:
Investment advisory fees	244,492
Supervisory and administrative fees	289,050
Distribution and/or servicing fees - Administrative Class	964
Distribution and/or servicing fees - Class D	32,977 (a)
Distribution fees - Class C	64,376
Distribution fees - Class R	990
Servicing fees - Class A	26,892
Servicing fees - Class C	21,459
Servicing fees - Class R	990
Trustee fees	593
Interest expense	231,349
Miscellaneous expense	1,630
Total Expenses	915,762

Net Investment Income (Loss)	4,191,552

Net Realized Gain (Loss):
Investments in securities	459,589
Investments in Affiliates	(785)
Exchange-traded or centrally cleared financial derivative instruments	120,344
Over the counter financial derivative instruments	(727,846)
Short sales	(563)
Foreign currency	(121,913)

Net Realized Gain (Loss)	(271,174)

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	806,755
Investments in Affiliates	43,838
Exchange-traded or centrally cleared financial derivative instruments	(330,789)
Over the counter financial derivative instruments	42,751
Short sales	(179)
Foreign currency assets and liabilities	(45,941)

Net Change in Unrealized Appreciation (Depreciation)	516,435

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,436,813

* Foreign tax withholdings	$11

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Class D shares converted into Class A shares on March 23, 2018, and are no longer available for purchase or as an exchange.

18	PIMCO INCOME FUND	See Accompanying Notes

Statements of Changes in Net Assets PIMCO Income Fund

(Amounts in thousands†)	Year Ended March 31, 2018		Year Ended March 31, 2017
Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$4,191,552		$2,987,943
Net realized gain (loss)	(271,174)		1,230,780
Net change in unrealized appreciation (depreciation)	516,435		1,916,979

Net Increase (Decrease) in Net Assets Resulting from Operations	4,436,813		6,135,702

Distributions to Shareholders:
From net investment income
Institutional Class	(2,341,160)		(1,311,137)
Class P	(1,128,695)		(622,974)
Administrative Class	(19,899)		(12,133)
Class D	(664,897	)(a)	(458,879)
Class A	(538,316)		(351,109)
Class C	(365,358)		(270,230)
Class R	(18,860)		(11,303)
Tax basis return of capital
Institutional Class	0		(193,780)
Class P	0		(94,077)
Administrative Class	0		(1,886)
Class D	0	(a)	(72,805)
Class A	0		(56,494)
Class C	0		(52,093)
Class R	0		(1,927)

Total Distributions(b)	(5,077,185)		(3,510,827)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	33,552,139		20,628,909

Total Increase (Decrease) in Net Assets	32,911,767		23,253,784

Net Assets:
Beginning of year	79,494,066		56,240,282
End of year*	$112,405,833		$79,494,066

*Including undistributed (overdistributed) net investment income of:	$(1,036,228)		$19,023

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)	Class D shares converted into Class A shares on March 23, 2018, and are no longer available for purchase or as an exchange.
(b)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

ANNUAL REPORT	MARCH 31, 2018	19

Statement of Cash Flows PIMCO Income Fund

Year Ended March 31, 2018 (Amounts in thousands†)
Cash Flows Provided by (Used for) Operating Activities:
Net increase (decrease) in net assets resulting from operations	$4,436,813

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:
Purchases of long-term securities	(335,667,039)
Proceeds from sales of long-term securities	305,292,636
(Purchases) Proceeds from sales of short-term portfolio investments, net	(2,685,392)
(Increase) decrease in deposits with counterparty	(110,245)
(Increase) decrease in receivable for investments sold	(10,700,007)
(Increase) decrease in interest and/or dividends receivable	(179,680)
(Increase) decrease in dividends receivable from Affiliates	(6,688)
Proceeds from (Payments on) exchange-traded or centrally cleared financial derivative instruments	(263,967)
Proceeds from (Payments on) over the counter financial derivative instruments	(866,534)
(Increase) decrease in other assets	(1)
Increase (decrease) in payable for investments purchased	1,366,874
Increase (decrease) in deposits from counterparty	(2,784)
Increase (decrease) in accrued investment advisory fees	6,860
Increase (decrease) in accrued supervisory and administrative fees	12,404
Increase (decrease) in accrued distribution fees	487
Increase (decrease) in accrued servicing fees	1,425
Proceeds from (Payments on) short sales transactions, net	9,475,713
Proceeds from (Payments on) foreign currency transactions	(167,623)
Increase (decrease) in other liabilities	(543)
Net Realized (Gain) Loss
Investments in securities	(459,589)
Investments in Affiliates	785
Exchange-traded or centrally cleared financial derivative instruments	(120,344)
Over the counter financial derivative instruments	727,846
Short sales	563
Foreign currency	121,913
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	(806,755)
Investments in Affiliates	(43,838)
Exchange-traded or centrally cleared financial derivative instruments	330,789
Over the counter financial derivative instruments	(42,751)
Short sales	179
Foreign currency assets and liabilities	45,941
Non PIK Income	(614)
Net amortization (accretion) on investments	(812,826)
Net Cash Provided by (Used for) Operating Activities	(31,115,992)

Cash Flows Received from (Used for) Financing Activities:
Proceeds from shares sold	52,573,925
Payments on shares redeemed	(23,429,377)
Increase (decrease) in overdraft due to custodian	(746)
Cash distributions paid*	(556,625)
Proceeds from reverse repurchase agreements	171,598,908
Payments on reverse repurchase agreements	(170,162,556)
Proceeds from sale-buyback transactions	47,237,458
Payments on sale-buyback transactions	(45,870,283)
Net Cash Received from (Used for) Financing Activities	31,390,704

Net Increase (Decrease) in Cash and Foreign Currency	274,712

Cash and Foreign Currency:
Beginning of year	192,504
End of year	$467,216
* Reinvestment of distributions	$4,505,665

Supplemental Disclosure of Cash Flow Information:
Interest expense paid during the year	$218,353

†	A zero balance may reflect actual amounts rounding to less than one thousand.
A Statement of Cash Flows is presented when the Fund has a significant amount of borrowing during the year, based on the average total borrowing outstanding in relation to total assets or when substantially all of the Fund’s investments are not classified as Level 1 or 2 in the fair value hierarchy.

20	PIMCO INCOME FUND	See Accompanying Notes

Summary Schedule of Investments PIMCO Income Fund

March 31, 2018

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)	% OF NET ASSETS
INVESTMENTS IN SECURITIES

LOAN PARTICIPATIONS AND ASSIGNMENTS
Total Loan Participations and Assignments ^«~(e)(k)(m) (Cost $3,049,596)			$	3,031,738	2.7%
CORPORATE BONDS & NOTES

BANKING & FINANCE
Nykredit Realkredit A/S
1.000% - 2.500% due 04/01/2018 - 10/01/2047	DKK	6,461,575		1,086,925	1.1%
Other Banking & Finance ^«~•(c)(e)(h)(i)(j)(k)(l)(o)				11,182,351	9.8%

Total Banking & Finance				12,269,276	10.9%

INDUSTRIALS
Total Industrials ^«~•(c)(d)(e)(h)(j)(k)(o)				5,283,332	4.7%
UTILITIES
Total Utilities ~(d)(k)(o)				2,575,252	2.3%

Total Corporate Bonds & Notes (Cost $19,339,708)				20,127,860	17.9%

CONVERTIBLE BONDS & NOTES
Total Convertible Bonds & Notes (k) (Cost $41,933)				39,281	0.0%
MUNICIPAL BONDS & NOTES
Total Municipal Bonds & Notes (k) (Cost $213,505)				232,156	0.2%
U.S. GOVERNMENT AGENCIES
Fannie Mae
3.500% due 11/01/2047	$	24,781		24,850	0.0%
3.500% due 11/01/2047 (o)		907,494		909,962	0.8%
3.500% due 12/01/2047		148,340		148,753	0.1%
3.500% due 12/01/2047 (o)		373,873		374,823	0.4%
3.500% due 01/01/2048		58,342		58,504	0.0%
3.500% due 01/01/2048 (o)		678,663		680,523	0.6%
3.500% due 02/01/2048		378,711		379,709	0.2%
3.500% due 02/01/2048 (o)		399,591		400,744	0.4%
3.500% due 03/01/2048		9,333		9,356	0.0%
3.500% due 03/01/2048 (o)		646,989		648,669	0.6%
3.500% due 04/01/2048		11,540		11,570	0.0%
4.000% due 05/01/2047		3,348		3,439	0.0%
4.000% due 05/01/2047 (o)		621,724		638,680	0.7%
4.000% due 10/01/2047 (o)		3,274,792		3,363,218	3.1%
4.000% due 10/01/2047		9,507		9,771	0.0%
0.685% - 15.697% due 09/25/2018 - 06/01/2048 ~(a)(o)		4,605,414		4,091,071	3.4%
Fannie Mae, TBA
3.500% due 04/01/2048		694,400		695,439	0.6%
2.500% - 3.500% due 03/01/2033 - 06/01/2048		366,050		364,063	0.3%
Freddie Mac
3.000% due 01/01/2047 (o)		500,202		487,795	0.5%
3.000% due 01/01/2047		52,765		51,499	0.0%
3.000% due 12/01/2047 (o)		407,451		397,451	0.4%
3.000% due 12/01/2047		112,289		109,486	0.1%
3.000% due 01/01/2048 (o)		527,094		514,146	0.5%
3.000% due 01/01/2048		80,671		78,689	0.1%
3.500% due 02/01/2048		30,372		30,450	0.0%
3.500% due 02/01/2048 (o)		637,226		638,882	0.6%

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	21

Summary Schedule of Investments PIMCO Income Fund (Cont.)

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)	% OF NET ASSETS
0.100% - 16.311% due 08/15/2018 - 04/01/2048 ~(a)(o)	$	3,794,163	$	2,671,563	2.3%
Ginnie Mae
3.000% due 12/20/2047 (o)		608,309		598,650	0.6%
3.500% due 08/20/2047		12,615		12,789	0.0%
3.500% due 08/20/2047 (o)		1,324,739		1,338,499	1.2%
0.464% - 21.798% due 06/20/2022 - 04/20/2067 ~(a)(o)		3,083,961		2,967,868	2.7%
Other U.S. Government Agencies «~(a)(k)(o)				539	0.0%

Total U.S. Government Agencies (Cost $22,978,104)				22,711,450	20.2%

U.S. TREASURY OBLIGATIONS
U.S. Treasury Bonds
2.875% due 11/15/2046		542,700		531,193	0.4%
3.625% due 08/15/2043		486,288		543,442	0.5%
2.250% - 6.250% due 05/15/2030 - 11/15/2047 (o)		966,087		1,083,029	1.0%
U.S. Treasury Inflation Protected Securities (i)
2.375% due 01/15/2025		1,118,704		1,252,164	1.1%
0.125% - 2.500% due 04/15/2020 - 02/15/2047		616,079		629,624	0.6%
U.S. Treasury Notes
1.125% due 09/30/2021 (o)(q)		726,690		694,069	0.6%
1.750% due 12/31/2020 (q)		765,400		752,671	0.7%
1.750% due 11/30/2021 (q)		731,000		712,339	0.6%
1.750% due 05/15/2023		871,930		837,105	0.7%
1.875% due 02/28/2022 (o)(q)		1,215,400		1,186,896	1.1%
2.000% due 10/31/2021 (o)(q)		785,300		772,618	0.7%
2.000% due 04/30/2024 (o)		539,060		519,197	0.5%
2.000% due 11/15/2026		620,140		584,570	0.5%
2.125% due 08/15/2021 (q)		553,900		547,850	0.5%
2.125% due 09/30/2021 (q)		509,800		503,939	0.4%
2.125% due 12/31/2021 (o)(q)		562,600		555,509	0.5%
2.125% due 12/31/2022		760,500		745,685	0.7%
2.125% due 02/29/2024 (o)		1,925,600		1,871,036	1.7%
2.250% due 07/31/2021 (o)(q)		771,940		767,053	0.7%
2.250% due 12/31/2023 (o)		2,874,110		2,815,792	2.5%
2.375% due 08/15/2024		519,235		510,278	0.5%
2.750% due 11/15/2023 (o)		1,556,900		1,567,620	1.4%
1.125% - 2.750% due 03/31/2020 - 08/15/2027 (o)(q)(s)		7,115,451		6,888,015	6.0%

Total U.S. Treasury Obligations (Cost $27,743,134)				26,871,694	23.9%

NON-AGENCY MORTGAGE-BACKED SECURITIES
Britannia Mortgages PLC
0.980% due 12/20/2048 «	GBP	432,846		607,734	0.6%
Countrywide Alternative Loan Trust
1.992% - 7.500% due 08/25/2018 - 09/25/2047 ^~(a)	$	1,551,806		1,335,344	1.2%
Countrywide Asset-Backed Certificates
2.112% - 2.372% due 03/25/2036 - 04/25/2036 ~		27,745		23,736	0.0%
Credit Suisse Mortgage Capital Trust
3.222% due 07/25/2057 ~«		1,120,823		1,035,989	0.9%
0.000% - 4.790% due 02/27/2036 - 07/25/2057 «~(h)		364,218		342,494	0.3%
CSMC Trust
1.000% due 07/25/2045 «(c)		888,159		902,694	0.8%
Legacy Mortgage Asset Trust
2.796% due 12/26/2057 «		914,825		933,909	0.9%

22	PIMCO INCOME FUND	See Accompanying Notes

March 31, 2018

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)	% OF NET ASSETS
Proteus RMBS DAC
0.149% due 10/29/2054 ~	EUR	741,725	$	913,099	0.8%
0.000% - 0.999% due 10/29/2054 «~(b)(h)		310,136		346,457	0.4%
Ripon Mortgages PLC
1.326% due 08/20/2056 ~	GBP	528,992		746,956	0.7%
Warwick Finance Residential Mortgages Number Three PLC
1.436% due 12/21/2049 ~		503,071		707,829	0.7%
Other Non-Agency Mortgage-Backed Securities ^«~•(a)(h)(k)(m)				11,940,328	10.4%

Total Non-Agency Mortgage-Backed Securities (Cost $18,465,734)				19,836,569	17.7%

ASSET-BACKED SECURITIES
Countrywide Asset-Backed Certificates
1.792% - 5.834% due 05/25/2033 - 11/25/2047 ^~	$	1,569,397		1,420,393	1.6%
Credit Suisse Mortgage Capital Trust
0.000% due 02/25/2056 «(a)(h)		571		571	0.0%
0.000% due 02/25/2056 ~		1,799,065		1,589,959	1.4%
Legacy Mortgage Asset Trust
3.085% due 12/25/2056 ~		1,308,626		1,198,790	1.1%
3.398% due 01/28/2070 ~		1,212,129		1,240,715	1.1%
0.000% - 11.330% due 06/07/2060 - 01/28/2070 «~(c)		896,946		864,850	0.8%
Other Asset-Backed Securities ^«~•(h)(k)				15,937,830	13.8%

Total Asset-Backed Securities (Cost $21,045,232)				22,253,108	19.8%

SOVEREIGN ISSUES
Argentina Government International Bond
2.260% - 7.820% due 01/15/2022 - 11/09/2047	EUR	238,890		286,027	0.2%
24.949% due 04/03/2022 ~	ARS	10,202,532		520,692	0.5%
22.844% - 27.250% due 03/11/2019 - 10/04/2022 ~		9,006,005		477,928	0.4%
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2018 (h)	BRL	17,961,976		5,358,849	4.8%
0.000% due 10/01/2018 (h)		5,890,366		1,730,734	1.5%
0.000% due 01/01/2019 (h)		2,581,000		747,246	0.7%
Other Sovereign Issues ^(e)(i)(k)(o)				2,449,883	2.2%

Total Sovereign Issues (Cost $11,798,507)				11,571,359	10.3%

COMMON STOCKS
Total Common Stocks «(f)(k)(m) (Cost $143,544)				143,224	0.1%
WARRANTS
Total Warrants «(k) (Cost $0)				232	0.0%
CONVERTIBLE PREFERRED SECURITIES
Total Convertible Preferred Securities (j)(k) (Cost $724)				1,033	0.0%
PREFERRED SECURITIES
Total Preferred Securities «(k) (Cost $27,256)				27,548	0.0%
REAL ESTATE INVESTMENT TRUSTS
Total Real Estate Investment Trusts (k)(m) (Cost $157,895)				210,369	0.2%
SHORT-TERM INSTRUMENTS

CERTIFICATES OF DEPOSIT
Total Certificates of Deposit (k)				278,871	0.3%

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	23

Summary Schedule of Investments PIMCO Income Fund (Cont.)

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)	% OF NET ASSETS
COMMERCIAL PAPER
Total Commercial Paper (k)			$	701,001	0.6%
REPURCHASE AGREEMENTS (n)
				174,153	0.2%
SHORT-TERM NOTES
Total Short-Term Notes (k)				174,586	0.2%
ARGENTINA TREASURY BILLS
10.627% due 04/13/2018 - 11/16/2018 (g)(h)	ARS	6,685,140		782,945	0.7%
ESM TREASURY BILLS
Total ESM Treasury Bills (h)(k)				17,233	0.0%
FRANCE TREASURY BILLS
Total France Treasury Bills (h)(k)				18,942	0.0%
GERMANY TREASURY BILLS
Total Germany Treasury Bills (h)(k)				40,931	0.0%
GREECE TREASURY BILLS
Total Greece Treasury Bills (h)(k)				26,257	0.0%
ITALY TREASURY BILLS
Total Italy Treasury Bills (h)(k)				33,943	0.0%
JAPAN TREASURY BILLS
Total Japan Treasury Bills (h)(k)				392,862	0.4%
NIGERIA TREASURY BILLS
Total Nigeria Treasury Bills (h)(k)				28,725	0.0%
U.S. TREASURY BILLS
1.470% due 04/19/2018 - 04/26/2018 (g)(h)(o)(q)(s)	$	381,856		381,514	0.3%

Total Short-Term Instruments (Cost $3,042,054)				3,051,963	2.7%

Total Investments in Securities (Cost $128,046,926)				130,109,584	115.7%

		SHARES
INVESTMENTS IN AFFILIATES

COMMON STOCKS
Total Common Stocks «(f)(m) (Cost $7,917)				51,318	0.1%
SHORT-TERM INSTRUMENTS

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES
PIMCO Short-Term Floating NAV Portfolio III		322,219,169		3,184,492	2.8%

Total Short-Term Instruments (Cost $3,184,055)				3,184,492	2.8%

Total Investments in Affiliates (Cost $3,191,972)				3,235,810	2.9%

Total Investments (Cost $131,238,898)			$	133,345,394	118.6%

Financial Derivative Instruments (p)(r) (Cost or Premiums, net $721,863)				(110,434)	(0.1%)

Other Assets and Liabilities, net				(20,829,127)	(18.5%)

Net Assets			$	112,405,833	100.0%

24	PIMCO INCOME FUND	See Accompanying Notes

March 31, 2018

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	The group contains securities in default.
«	The group contains securities valued using significant unobservable inputs (Level 3).
~	This group contains Variable or Floating rate securities. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	This group contains securities for which the rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	The group contains interest only securities.
(b)	The group contains principal only securities.
(c)	The group contains when-issued securities.
(d)	The group contains payment in-kind bond securities.
(e)	The group contains securities which are not accruing income as of the date of this report.
(f)	The group contains securities which did not produce income within the last twelve months.
(g)	Coupon represents a weighted average yield to maturity.
(h)	The group contains Zero coupon securities.
(i)	The group contains securities in which the Principal amount of security is adjusted for inflation.
(j)	The group contains securities which have a perpetual maturity; date shown, if applicable, represents next contractual call date.
(k)	Represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate, respectively as of March 31, 2018.
(l)	The group contains contingent convertible securities.

(m)  RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AWAS Aviation Capital Ltd. 4.870% due 10/03/2021	10/02/2014	$33,758	$34,019	0.03%
Britannia Mortgages PLC 1.000% due 12/20/2048	12/29/2017	14,638	14,911	0.01
Dommo Energia S.A.	12/21/2017 - 12/26/2017	4,021	46,644	0.04
Eneva S.A.	12/21/2017	457	425	0.00
NVHL S.A. ‘A’	03/09/2012	26	17	0.00
NVHL S.A. ‘B’	03/09/2012	26	17	0.00
NVHL S.A. ‘C’	03/09/2012	26	16	0.00
NVHL S.A. ‘D’	03/09/2012	27	16	0.00
NVHL S.A. ‘E’	03/09/2012	27	16	0.00
NVHL S.A. ‘F’	03/09/2012	27	16	0.00
NVHL S.A. ‘G’	03/09/2012	27	16	0.00
NVHL S.A. ‘H’	03/09/2012	27	16	0.00
NVHL S.A. ‘I’	03/09/2012	27	16	0.00
NVHL S.A. ‘J’	03/09/2012	27	16	0.00
Presidential City 5.718% due 02/08/2025	03/08/2018	30,000	30,000	0.03
Rise Ltd. 4.750% due 01/31/2021	02/11/2014	2,777	2,768	0.00
Sierra Hamilton Holder LLC	07/31/2017	3,896	4,674	0.00
TIG FinCo PLC	04/02/2015 - 07/20/2017	6,587	8,278	0.01
Vici Properties, Inc.	04/17/2014 - 11/06/2017	157,895	210,369	0.19

		$254,296	$352,250	0.31%

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	25

Summary Schedule of Investments PIMCO Income Fund (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(n)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	1.750%	03/26/2018	04/02/2018	$1,059	U.S. Treasury Bonds 2.750% due 08/15/2047	$(1,082)	$1,059	$1,059
	1.800	03/27/2018	04/03/2018	9,646	U.S. Treasury Notes 2.250% due 11/15/2027	(9,730)	9,646	9,649
FICC	1.250	03/29/2018	04/02/2018	26,000	U.S. Treasury Notes 3.625% due 08/15/2019	(26,521)	26,000	26,000
JPS	1.600	03/29/2018	04/02/2018	6,548	U.S. Treasury Notes 2.625% due 02/28/2023	(6,548)	6,548	6,549
	1.720	03/29/2018	04/03/2018	130,900	U.S. Treasury Notes 2.750% due 02/15/2028	(131,333)	130,900	130,925

Total Repurchase Agreements						$(175,214)	$174,153	$174,182

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)		Payable for Reverse Repurchase Agreements
BCY	(2.250)%	02/01/2018	TBD	(3)	$	(1,001)	$(997)
	(0.500)	03/27/2018	TBD	(3)		(5,241)	(5,240)
	0.000	04/18/2018	04/17/2020			(4,775)	(4,775)
BOM	1.650	02/13/2018	04/17/2018			(488,750)	(489,825)
BOS	1.600	03/14/2018	05/15/2018			(58,729)	(58,778)
	1.780	03/14/2018	04/17/2018			(18,420)	(18,437)
	1.870	03/20/2018	04/12/2018			(41,349)	(41,377)
	1.880	03/20/2018	04/19/2018			(938,433)	(939,070)
	1.880	03/21/2018	04/19/2018			(373,754)	(373,988)
	1.880	04/17/2018	04/19/2018			(15,205)	(15,205)
BRC	(0.650)	11/21/2017	TBD	(3)	EUR	(4,759)	(5,842)
	0.000	03/21/2018	TBD	(3)	$	(9,948)	(9,948)
	1.870	03/13/2018	04/12/2018			(1,098,779)	(1,099,920)
	1.870	03/15/2018	04/12/2018			(256,816)	(257,056)
	1.870	03/20/2018	04/12/2018			(313,557)	(313,769)
	1.950	03/21/2018	04/23/2018			(1,155,049)	(1,155,800)
BSN	1.660	02/12/2018	04/12/2018			(476,993)	(478,071)
	1.660	02/15/2018	04/12/2018			(22,274)	(22,321)
	1.660	03/15/2018	04/12/2018			(10,924)	(10,933)
	1.670	01/29/2018	04/27/2018			(25,174)	(25,248)
	1.670	02/22/2018	04/20/2018			(755,075)	(756,441)
	1.670	03/13/2018	04/20/2018			(66,386)	(66,448)
	1.670	03/13/2018	04/27/2018			(56,902)	(56,955)
	1.670	03/20/2018	04/20/2018			(51,949)	(51,980)
CFR	(1.500)	01/26/2018	TBD	(3)	EUR	(3,278)	(4,022)
	(1.500)	01/31/2018	TBD	(3)		(4,610)	(5,658)
	(0.500)	09/08/2017	TBD	(3)		(1,100)	(1,350)
	0.500	03/08/2018	TBD	(3)	$	(9,478)	(9,480)
CIB	1.850	03/13/2018	04/12/2018			(1,056,237)	(1,057,323)
	1.950	03/21/2018	04/23/2018			(734,624)	(735,101)
	1.950	03/29/2018	04/23/2018			(282,887)	(282,948)
JML	(1.000)	03/07/2018	TBD	(3)	EUR	(9,782)	(12,028)
	1.250	03/09/2018	TBD	(3)	$	(1,770)	(1,771)

26	PIMCO INCOME FUND	See Accompanying Notes

March 31, 2018

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)		Payable for Reverse Repurchase Agreements
	1.250%	03/15/2018	TBD	(3)	$	(3,790)	$(3,792)
	1.400	03/27/2018	TBD	(3)		(773)	(773)
JPS	1.620	01/25/2018	04/25/2018			(245,652)	(246,393)
	1.640	03/20/2018	04/20/2018			(251,813)	(251,962)
	1.680	01/22/2018	04/20/2018			(764,352)	(766,849)
	1.850	03/29/2018	04/03/2018			(126,913)	(126,939)
MEI	0.450	02/23/2018	TBD	(3)		(7,033)	(7,039)
MYI	(14.000)	01/04/2018	TBD	(3)	EUR	(80)	(95)
	(14.000)	01/05/2018	TBD	(3)		(89)	(106)
NOM	1.630	01/18/2018	04/18/2018		$	(2,819,936)	(2,829,384)
	1.630	02/13/2018	04/18/2018			(310,416)	(311,091)
	1.630	03/13/2018	04/18/2018			(771,358)	(772,056)
	1.630	03/15/2018	04/18/2018			(165,341)	(165,476)
RCY	1.710	02/13/2018	05/14/2018			(91,013)	(91,220)
	1.850	03/13/2018	04/12/2018			(74,960)	(75,037)
	1.850	03/15/2018	04/12/2018			(26,748)	(26,773)
	1.880	03/28/2018	05/25/2018			(500,520)	(500,651)
SCX	1.630	01/19/2018	04/19/2018			(128,213)	(128,636)
	1.630	02/05/2018	04/19/2018			(3,323)	(3,332)
	1.630	03/16/2018	04/19/2018			(3,140)	(3,142)
	1.740	03/16/2018	05/22/2018			(8,144)	(8,151)
TDM	1.600	03/23/2018	TBD	(3)		(6,789)	(6,792)
UAG	1.910	03/20/2018	04/20/2018			(492,347)	(492,687)

Total Reverse Repurchase Agreements							$(15,186,481)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(4)
UBS	1.560%	01/05/2018	04/05/2018	$(287,924)	$(287,887)
	1.560	01/09/2018	04/06/2018	(291,536)	(291,485)
	1.560	01/11/2018	04/05/2018	(11,603)	(11,601)
	1.560	01/11/2018	04/06/2018	(4,396)	(4,395)
	1.560	01/12/2018	04/06/2018	(8,837)	(8,835)
	1.560	01/16/2018	04/06/2018	(22,389)	(22,385)
	1.560	01/17/2018	04/06/2018	(3,283)	(3,282)
	1.560	01/18/2018	04/06/2018	(12,713)	(12,711)
	1.560	01/23/2018	04/06/2018	(99,123)	(99,106)
	1.560	01/29/2018	04/05/2018	(593)	(593)
	1.560	01/29/2018	04/06/2018	(8,797)	(8,795)
	1.560	02/05/2018	04/05/2018	(12,156)	(12,155)
	1.560	02/06/2018	04/06/2018	(39,548)	(39,541)
	1.560	02/12/2018	04/05/2018	(685)	(685)
	1.560	02/12/2018	04/06/2018	(9,835)	(9,833)
	1.560	03/14/2018	04/06/2018	(387)	(387)
	1.560	03/15/2018	04/05/2018	(11,399)	(11,398)
	1.560	03/19/2018	04/05/2018	(6,670)	(6,669)
	1.560	03/19/2018	04/06/2018	(89,060)	(89,045)
	1.600	01/18/2018	04/18/2018	(344,730)	(344,484)
	1.600	02/05/2018	04/02/2018	(130,932)	(130,932)
	1.600	02/06/2018	04/02/2018	(775)	(775)
	1.600	02/06/2018	04/30/2018	(388)	(388)
	1.600	02/12/2018	04/02/2018	(9,785)	(9,785)
	1.600	03/15/2018	04/02/2018	(4,913)	(4,913)
	1.600	03/19/2018	04/02/2018	(36,829)	(36,829)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	27

Summary Schedule of Investments PIMCO Income Fund (Cont.)

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(4)
	1.630%	02/07/2018	04/05/2018	$(147,923)	$(147,903)
	1.630	02/08/2018	04/09/2018	(228,296)	(228,223)
	1.630	02/12/2018	04/09/2018	(41,405)	(41,392)
	1.630	02/16/2018	04/09/2018	(11,792)	(11,788)
	1.630	02/23/2018	04/09/2018	(730)	(730)
	1.630	03/14/2018	04/09/2018	(581)	(581)
	1.630	03/19/2018	04/09/2018	(7,260)	(7,258)
	1.640	01/29/2018	04/30/2018	(103,812)	(103,680)
	1.640	02/05/2018	04/30/2018	(1,767)	(1,765)
	1.640	02/23/2018	04/30/2018	(2,352)	(2,349)
	1.640	03/14/2018	04/30/2018	(7,756)	(7,746)
	1.640	03/15/2018	04/30/2018	(4,722)	(4,717)
	1.640	03/19/2018	04/30/2018	(982)	(981)
	1.660	02/02/2018	04/30/2018	(1,378)	(1,376)
	1.660	02/05/2018	04/30/2018	(1,178)	(1,177)
	1.660	03/19/2018	04/30/2018	(65,715)	(65,630)
	1.690	02/08/2018	05/08/2018	(291,282)	(290,789)
	1.690	02/16/2018	05/08/2018	(96,797)	(96,632)

Total Sale-Buyback Transactions					$(2,463,611)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(5)
U.S. Government Agencies (10.4)%
Fannie Mae, TBA	3.000%	04/01/2048	$120,750	$(116,744)	$(117,676)
Fannie Mae, TBA	3.000	05/01/2048	54,365	(52,946)	(52,909)
Fannie Mae, TBA	3.500	04/01/2033	31,500	(32,039)	(32,108)
Fannie Mae, TBA	3.500	05/01/2033	193,000	(195,758)	(196,396)
Fannie Mae, TBA	4.000	04/01/2033	41,300	(42,312)	(42,461)
Fannie Mae, TBA	4.000	04/01/2048	1,773,330	(1,811,133)	(1,819,101)
Fannie Mae, TBA	4.000	05/01/2048	894,200	(913,923)	(915,708)
Fannie Mae, TBA	4.500	04/01/2033	9,000	(9,068)	(9,059)
Fannie Mae, TBA	4.500	04/01/2048	5,000	(5,223)	(5,234)
Fannie Mae, TBA	4.500	05/01/2048	86,000	(89,716)	(89,877)
Freddie Mac, TBA	3.000	04/01/2033	657,200	(654,392)	(655,774)
Freddie Mac, TBA	3.000	04/01/2048	2,159,100	(2,084,224)	(2,103,484)
Freddie Mac, TBA	3.500	04/01/2048	1,092,000	(1,087,767)	(1,093,937)
Freddie Mac, TBA	4.000	04/01/2048	1,400	(1,433)	(1,437)
Ginnie Mae, TBA	3.000	04/01/2048	2,038,000	(1,993,001)	(2,003,696)
Ginnie Mae, TBA	3.500	04/01/2048	2,323,500	(2,331,821)	(2,344,930)
Ginnie Mae, TBA	4.000	04/01/2048	155,300	(159,286)	(159,588)

Total U.S. Government Agencies				(11,580,786)	(11,643,375)

U.S. Treasury Obligations (0.1)%
U.S. Treasury Bonds	2.750%	08/15/2047	6,060	(5,698)	(5,885)
U.S. Treasury Notes	2.250	11/15/2027	10,074	(9,559)	(9,730)
U.S. Treasury Notes	2.625	02/28/2023	6,515	(6,511)	(6,549)
U.S. Treasury Notes	2.750	02/15/2028	130,900	(130,896)	(131,343)

Total U.S. Treasury Obligations				(152,664)	(153,507)

Total Short Sales (10.5)%				$(11,733,450)	$(11,796,882)

28	PIMCO INCOME FUND	See Accompanying Notes

March 31, 2018

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(4)	Payable for Short Sales(5)	Total Borrowings and Other Financing Transactions	Collateral Pledged/ (Received)	Net Exposure(6)
Global/Master Repurchase Agreement
BCY	$0	$(11,012)	$0	$0	$(11,012)	$7,024	$(3,988)
BOM	0	(489,825)	0	0	(489,825)	487,195	(2,630)
BOS	10,708	(1,446,855)	0	0	(1,436,147)	1,480,615	44,468
BRC	0	(2,842,335)	0	0	(2,842,335)	2,940,430	98,095
BSN	0	(1,468,397)	0	0	(1,468,397)	1,494,827	26,430
CFR	0	(20,510)	0	0	(20,510)	19,959	(551)
CIB	0	(2,075,372)	0	0	(2,075,372)	2,135,759	60,387
FICC	26,000	0	0	0	26,000	(26,521)	(521)
JML	0	(18,364)	0	0	(18,364)	18,198	(166)
JPS	137,474	(1,392,143)	0	0	(1,254,669)	1,273,461	18,792
MEI	0	(7,039)	0	0	(7,039)	6,856	(183)
MYI	0	(201)	0	0	(201)	213	12
NOM	0	(4,078,007)	0	0	(4,078,007)	4,194,346	116,339
RCY	0	(693,681)	0	0	(693,681)	693,775	94
SCX	0	(143,261)	0	0	(143,261)	140,914	(2,347)
TDM	0	(6,792)	0	0	(6,792)	6,921	129
UAG	0	(492,687)	0	0	(492,687)	508,396	15,709

Master Securities Forward Transaction Agreement
BPG	0	0	0	(153,507)	(153,507)	0	(153,507)
UBS	0	0	(2,463,611)	0	(2,463,611)	2,457,812	(5,799)

Total Borrowings and Other Financing Transactions	$174,182	$(15,186,481)	$(2,463,611)	$(153,507)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(73,959)	$(73,959)
U.S. Government Agencies	0	(13,164,102)	0	0	(13,164,102)
U.S. Treasury Obligations	0	(1,268,666)	(658,800)	0	(1,927,466)
Sovereign Issues	0	0	0	(974)	(974)

Total	$0	$(14,432,768)	$(658,800)	$(74,933)	$(15,166,501)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(2,076,190)	(387,421)	0	(2,463,611)

Total	$0	$(2,076,190)	$(387,421)	$0	$(2,463,611)

Total Borrowings	$0	$(16,508,958)	$(1,046,221)	$(74,933)	$(17,630,112)

Payable for reverse repurchase agreements and sale-buyback financing transactions(7)					$(17,630,112)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	29

Summary Schedule of Investments PIMCO Income Fund (Cont.)

(o)	Securities with an aggregate market value of $17,925,486 and cash of $112,750 have been pledged as collateral under the terms of the above master agreements as of March 31, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2018 was $(16,903,111) at a weighted average interest rate of 1.288%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)	Payable for sale-buyback transactions includes $(1,403) of deferred price drop.
(5)	Payable for short sales includes $664 of accrued interest.
(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(7)	Unsettled reverse repurchase agreements liability of $(19,980) is outstanding at period end.

(p)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Australia Government 10-Year Bond June Futures	06/2018	13,391	AUD	1,333,104	$22,889	$6,818	$(1,052)
Euro-Bund 10-Year Bond June Futures	06/2018	3	EUR	589	10	1	0
Euro-Buxl 30-Year Bond June Futures	06/2018	3		610	17	0	(1)
U.S. Treasury 10-Year Note June Futures	06/2018	1,498	$	181,469	1,669	351	0

					$24,585	$7,170	$(1,053)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Japan Government 10-Year Bond June Futures	06/2018	314	JPY	(444,921)	$(399)	$266	$(29)

Total Futures Contracts					$24,186	$7,436	$(1,082)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)

Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
Devon Energy Corp.	(1.000)%	Quarterly	03/20/2019	0.083%	$ 1,800	$(7)	$(10)	$(17)	$0	$0
Exelon Corp.	(1.000)	Quarterly	06/20/2020	0.149	1,900	(50)	14	(36)	1	0
Kinder Morgan Energy Partners LP	(1.000)	Quarterly	03/20/2019	0.082	1,000	(8)	(1)	(9)	0	0

						$(65)	$3	$(62)	$1	$0

30	PIMCO INCOME FUND	See Accompanying Notes

March 31, 2018

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(3)	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Ally Financial, Inc.	5.000%	Quarterly	12/20/2022	1.219%	$	22,400	$3,828	$(88)	$3,740	$9	$0
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2021	0.418		25,200	151	381	532	0	(1)
Chesapeake Energy Corp.	5.000	Quarterly	09/20/2018	1.436		6,273	40	79	119	10	0
Chesapeake Energy Corp.	5.000	Quarterly	12/20/2018	1.755		5,970	96	55	151	0	(1)
Chesapeake Energy Corp.	5.000	Quarterly	03/20/2019	1.759		2,500	(28)	110	82	6	0
Deutsche Bank AG	1.000	Quarterly	12/20/2018	0.585	EUR	92,300	360	29	389	0	(13)
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2022	1.141	$	9,500	1,749	(123)	1,626	0	(42)
Navient Corp.	5.000	Quarterly	09/20/2020	1.085		3,000	135	152	287	0	(2)
Navient Corp.	5.000	Quarterly	06/20/2022	2.285		4,200	370	77	447	0	0
Novo Banco S.A.	5.000	Quarterly	12/20/2021	7.268	EUR	10,400	(2,427)	1,667	(760)	134	0
Royal Bank of Scotland Group PLC	1.000	Quarterly	12/20/2021	0.426		24,700	370	294	664	0	(9)
Sprint Communications, Inc.	5.000	Quarterly	12/20/2021	2.888	$	11,600	229	624	853	0	(28)

							$4,873	$3,257	$8,130	$159	$(96)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.IG-29 5-Year Index	(1.000)%	Quarterly	12/20/2022	$2,070,000	$ (43,142)	$3,998	$(39,144)	$0	$(1,834)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.EM-20 5-Year Index	5.000%	Quarterly	12/20/2018	22,825	$745	$75	$820	$2	$0
CDX.EM-21 5-Year Index	5.000	Quarterly	06/20/2019	61,503	2,673	920	3,593	35	0
CDX.EM-24 5-Year Index	1.000	Quarterly	12/20/2020	30,337	(1,513)	1,823	310	53	0
CDX.EM-28 5-Year Index	1.000	Quarterly	12/20/2022	44,911	(1,849)	1,536	(313)	60	0
CDX.EM-29 5-Year Index	1.000	Quarterly	06/20/2023	158,700	(3,227)	434	(2,793)	245	0
CDX.HY-20 5-Year Index	5.000	Quarterly	06/20/2018	83,284	4,153	(3,534)	619	44	0
CDX.HY-21 5-Year Index	5.000	Quarterly	12/20/2018	1,628	96	(69)	27	2	0
CDX.HY-24 5-Year Index	5.000	Quarterly	06/20/2020	2,221,339	183,785	(59,719)	124,066	4,467	0
CDX.HY-25 5-Year Index	5.000	Quarterly	12/20/2020	2,391,817	189,186	(51,050)	138,136	6,956	0
CDX.HY-29 5-Year Index	5.000	Quarterly	12/20/2022	213,250	14,737	(581)	14,156	918	0
CDX.HY-30 5-Year Index	5.000	Quarterly	06/20/2023	322,300	19,434	556	19,990	1,449	0

					$ 408,220	$(109,609)	$ 298,611	$14,231	$0

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	31

Summary Schedule of Investments PIMCO Income Fund (Cont.)

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Year BRL-CDI	14.153%	Maturity	01/04/2021	BRL	73,800	$(1,641)	$(1,891)	$(3,532)	$0	$(42)
Pay	3-Month CAD Bank Bill	2.625	Semi-Annual	03/19/2027	CAD	172,700	9,232	(7,607)	1,625	509	0
Pay	3-Month CAD Bank Bill	3.000	Semi-Annual	03/19/2027		376,200	29,962	(17,420)	12,542	1,136	0
Pay	3-Month CAD Bank Bill	2.750	Semi-Annual	12/17/2027		132,800	8,212	(5,573)	2,639	424	0
Pay	3-Month CAD Bank Bill	3.400	Semi-Annual	06/20/2029		34,700	3,971	(1,499)	2,472	137	0
Receive	3-Month CAD Bank Bill	2.800	Semi-Annual	12/18/2043		289,300	(20,346)	11,812	(8,534)	0	(1,864)
Receive	3-Month CAD Bank Bill	3.500	Semi-Annual	06/20/2044		22,000	(4,044)	975	(3,069)	0	(150)
Receive(6)	3-Month USD-LIBOR	1.750	Semi-Annual	06/20/2021	$	3,266,800	47,957	40,760	88,717	0	(496)
Pay	3-Month USD-LIBOR	2.140	Semi-Annual	11/15/2022		5,098,000	0	(93,779)	(93,779)	4,876	0
Pay	3-Month USD-LIBOR	2.120	Semi-Annual	11/16/2022		6,476,000	(12,429)	(115,067)	(127,496)	4,238	0
Pay	3-Month USD-LIBOR	2.053	Semi-Annual	12/06/2022		1,458,000	(2,601)	(31,940)	(34,541)	800	0
Pay	3-Month USD-LIBOR	2.300	Semi-Annual	01/12/2023		10,000,000	(22,567)	(150,975)	(173,542)	6,319	0
Pay	3-Month USD-LIBOR	2.200	Semi-Annual	01/18/2023		11,000,000	(42,349)	(201,754)	(244,103)	7,552	0
Pay	3-Month USD-LIBOR	2.290	Semi-Annual	01/19/2023		5,000,000	(11,152)	(78,672)	(89,824)	3,507	0
Pay	3-Month USD-LIBOR	2.350	Semi-Annual	01/25/2023		5,000,000	(11,766)	(64,262)	(76,028)	3,700	0
Pay	3-Month USD-LIBOR	2.350	Semi-Annual	02/15/2023		5,000,000	(11,154)	(67,348)	(78,502)	3,821	0
Pay	3-Month USD-LIBOR	2.350	Semi-Annual	02/22/2023		6,111,000	(15,561)	(81,984)	(97,545)	4,507	0
Pay	3-Month USD-LIBOR	2.360	Semi-Annual	02/22/2023		6,105,000	(13,305)	(81,264)	(94,569)	4,509	0
Pay	3-Month USD-LIBOR	2.360	Semi-Annual	03/01/2023		3,038,000	(6,206)	(41,895)	(48,101)	2,089	0
Pay	3-Month USD-LIBOR	2.410	Semi-Annual	03/21/2023		5,000,000	(9,493)	(62,018)	(71,511)	2,898	0
Receive(6)	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		34,825,500	640,917	567,382	1,208,299	0	(24,908)
Receive(6)	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025		2,039,700	46,970	53,680	100,650	0	(2,726)
Pay	3-Month USD-LIBOR	2.490	Semi-Annual	01/09/2028		3,034,600	(14,121)	(63,018)	(77,139)	6,368	0
Receive(6)	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		4,698,000	99,479	129,846	229,325	0	(10,264)
Receive(6)	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		3,679,600	114,605	170,840	285,445	0	(21,284)
Pay	3-Month ZAR-JIBAR	8.300	Quarterly	03/15/2027	ZAR	625,500	(1)	2,615	2,614	0	(315)
Pay(6)	3-Month ZAR-JIBAR	7.750	Quarterly	09/19/2028		327,300	(1)	72	71	0	(190)
Pay	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	12/17/2019	AUD	285,800	4,733	(951)	3,782	152	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/15/2022		175,000	13,287	(1,057)	12,230	298	0
Pay	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	03/15/2023		3,175,400	195,330	(21,305)	174,025	5,819	0
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/15/2023		397,900	28,677	(3,226)	25,451	740	0
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	12/11/2023		462,900	35,562	(703)	34,859	1,038	0
Pay	6-Month AUD-BBR-BBSW	3.250	Semi-Annual	12/17/2024		1,180,600	34,052	4,278	38,330	2,986	0
Pay	6-Month AUD-BBR-BBSW	3.500	Semi-Annual	06/17/2025		845,550	35,855	3,250	39,105	2,346	0
Pay	6-Month AUD-BBR-BBSW	2.750	Semi-Annual	06/17/2026		923,900	(4,420)	7,349	2,929	2,832	0
Pay	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	03/21/2027		2,767,250	25,822	14,944	40,766	9,265	0
Receive(6)	6-Month EUR-EURIBOR	1.000	Annual	06/20/2028	EUR	183,500	118	159	277	0	(217)
Receive(6)	6-Month EUR-EURIBOR	1.250	Annual	09/19/2028		838,100	(11,741)	(6,563)	(18,304)	0	(1,028)
Receive(6)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2028	GBP	923,675	16,733	(10,783)	5,950	0	(4,843)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026	JPY	77,889,000	(4,855)	(247)	(5,102)	681	0
Receive	6-Month JPY-LIBOR	0.000	Semi-Annual	09/20/2026		83,970,000	17,459	(1,783)	15,676	807	0
Receive	6-Month JPY-LIBOR	0.354	Semi-Annual	01/18/2028		44,520,000	229	(3,230)	(3,001)	158	0
Receive	6-Month JPY-LIBOR	0.285	Semi-Annual	01/25/2028		330,000	24	(24)	0	1	0
Receive	6-Month JPY-LIBOR	0.301	Semi-Annual	02/13/2028		17,900,000	1,130	(1,386)	(256)	64	0
Receive	6-Month JPY-LIBOR	0.354	Semi-Annual	02/16/2028		18,490,000	10	(1,182)	(1,172)	64	0
Receive(6)	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		134,870,000	8,372	(9,173)	(801)	481	0
Receive(6)	6-Month JPY-LIBOR	0.300	Semi-Annual	03/21/2028		36,330,000	3,225	(3,443)	(218)	130	0
Receive(6)	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028		28,130,000	457	(2,265)	(1,808)	117	0
Receive(6)	6-Month JPY-LIBOR	0.399	Semi-Annual	06/18/2028		8,670,000	(8)	(704)	(712)	36	0
Pay(6)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		1,699,773,000	(78,919)	(51,742)	(130,661)	8,718	0
Receive(6)	6-Month JPY-LIBOR	0.415	Semi-Annual	03/25/2029		16,170,000	(110)	(590)	(700)	81	0
Receive(6)	6-Month JPY-LIBOR	0.400	Semi-Annual	03/27/2029		35,100,000	247	(1,264)	(1,017)	175	0
Receive(6)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/29/2029		35,140,000	(1,321)	(1,328)	(2,649)	176	0
Receive(6)	6-Month JPY-LIBOR	0.446	Semi-Annual	06/18/2029		13,110,000	291	(1,018)	(727)	71	0
Receive(6)	6-Month JPY-LIBOR	0.471	Semi-Annual	06/18/2029		13,120,000	(4)	(1,035)	(1,039)	71	0
Pay	28-Day MXN-TIIE	5.270	Lunar	02/05/2020	MXN	795,000	(2,079)	205	(1,874)	24	0
Pay	28-Day MXN-TIIE	5.145	Lunar	04/02/2020		361,300	(1,081)	130	(951)	11	0
Pay	28-Day MXN-TIIE	5.405	Lunar	11/19/2020		398,880	(1,213)	88	(1,125)	21	0
Pay	28-Day MXN-TIIE	5.095	Lunar	02/05/2021		4,693,990	(17,727)	1,474	(16,253)	284	0
Pay	28-Day MXN-TIIE	5.615	Lunar	05/21/2021		2,401,200	(7,236)	221	(7,015)	175	0
Pay	28-Day MXN-TIIE	5.680	Lunar	05/28/2021		942,600	(2,737)	91	(2,646)	70	0
Pay	28-Day MXN-TIIE	5.610	Lunar	07/07/2021		1,090,000	(3,392)	168	(3,224)	84	0
Pay	28-Day MXN-TIIE	5.900	Lunar	07/20/2021		4,822,600	(12,313)	29	(12,284)	388	0
Pay	28-Day MXN-TIIE	6.750	Lunar	08/31/2021		2,103,200	(1,802)	(556)	(2,358)	193	0
Pay	28-Day MXN-TIIE	5.798	Lunar	09/06/2021		3,691,700	(10,462)	336	(10,126)	309	0

32	PIMCO INCOME FUND	See Accompanying Notes

March 31, 2018

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	28-Day MXN-TIIE	5.430%	Lunar	11/17/2021	MXN	1,900,400	$(7,124)	$330	$(6,794)	$164	$0
Pay	28-Day MXN-TIIE	7.350	Lunar	11/17/2021		579,600	225	(280)	(55)	60	0
Pay	28-Day MXN-TIIE	7.388	Lunar	11/17/2021		452,700	212	(224)	(12)	47	0
Pay	28-Day MXN-TIIE	7.199	Lunar	12/03/2021		673,100	43	(300)	(257)	70	0
Pay	28-Day MXN-TIIE	7.538	Lunar	02/23/2022		1,359,300	1,109	(736)	373	151	0
Pay	28-Day MXN-TIIE	5.810	Lunar	05/02/2022		994,200	(3,193)	22	(3,171)	98	0
Pay	28-Day MXN-TIIE	5.850	Lunar	05/02/2022		2,684,200	(8,370)	25	(8,345)	264	0
Pay	28-Day MXN-TIIE	5.500	Lunar	09/02/2022		500,000	(2,096)	79	(2,017)	49	0
Pay	28-Day MXN-TIIE	5.750	Lunar	09/02/2022		2,193,000	(7,839)	162	(7,677)	219	0
Pay	28-Day MXN-TIIE	7.875	Lunar	12/16/2022		538,600	0	584	584	67	0
Pay	28-Day MXN-TIIE	7.865	Lunar	12/27/2022		936,700	0	997	997	116	0
Pay	28-Day MXN-TIIE	7.880	Lunar	12/27/2022		16,651,100	7,709	10,583	18,292	2,058	0
Pay	28-Day MXN-TIIE	7.640	Lunar	01/03/2023		569,400	0	315	315	69	0
Pay	28-Day MXN-TIIE	7.645	Lunar	01/03/2023		1,061,400	0	599	599	129	0
Pay	28-Day MXN-TIIE	7.745	Lunar	01/05/2023		706,500	0	561	561	87	0
Pay	28-Day MXN-TIIE	7.610	Lunar	01/23/2023		4,145,300	(1,454)	3,499	2,045	504	0
Pay	28-Day MXN-TIIE	7.805	Lunar	02/06/2023		1,641,000	0	1,548	1,548	204	0
Pay	28-Day MXN-TIIE	7.820	Lunar	02/06/2023		1,673,100	(345)	1,982	1,637	208	0
Pay	28-Day MXN-TIIE	5.795	Lunar	06/02/2023		940,200	(3,735)	36	(3,699)	101	0
Pay	28-Day MXN-TIIE	6.350	Lunar	09/01/2023		631,300	(1,623)	(75)	(1,698)	75	0
Pay	28-Day MXN-TIIE	5.980	Lunar	08/26/2024		408,900	(1,731)	(28)	(1,759)	64	0
Pay	28-Day MXN-TIIE	7.710	Lunar	02/26/2025		2,047,200	167	1,189	1,356	417	0
Pay	28-Day MXN-TIIE	7.670	Lunar	03/05/2025		4,609,000	118	2,363	2,481	940	0
Pay	28-Day MXN-TIIE	5.950	Lunar	01/30/2026		2,002,230	(10,427)	(466)	(10,893)	406	0
Pay	28-Day MXN-TIIE	5.990	Lunar	01/30/2026		3,105,200	(15,720)	(752)	(16,472)	631	0
Pay	28-Day MXN-TIIE	6.080	Lunar	03/10/2026		3,652,700	(17,505)	(911)	(18,416)	749	0
Pay	28-Day MXN-TIIE	6.490	Lunar	09/08/2026		2,636,700	(9,266)	(1,143)	(10,409)	553	0
Pay	28-Day MXN-TIIE	7.380	Lunar	11/04/2026		107,000	(15)	(70)	(85)	24	0
Pay	28-Day MXN-TIIE	8.090	Lunar	01/15/2027		1,118,200	2,917	(939)	1,978	260	0
Pay	28-Day MXN-TIIE	8.120	Lunar	01/15/2027		811,100	2,212	(688)	1,524	189	0
Pay	28-Day MXN-TIIE	7.865	Lunar	02/02/2027		2,626,900	4,518	(2,058)	2,460	602	0
Pay	28-Day MXN-TIIE	8.010	Lunar	02/04/2027		1,138,400	2,610	(934)	1,676	263	0
Pay	28-Day MXN-TIIE	7.818	Lunar	02/17/2027		1,585,000	2,430	(1,236)	1,194	362	0
Pay	28-Day MXN-TIIE	7.150	Lunar	06/11/2027		5,948,700	(978)	(10,018)	(10,996)	1,284	0
Pay	28-Day MXN-TIIE	7.200	Lunar	06/11/2027		694,100	188	(1,338)	(1,150)	150	0
Pay	28-Day MXN-TIIE	7.370	Lunar	10/11/2027		2,985,800	(143)	(3,125)	(3,268)	656	0
Receive	28-Day MXN-TIIE	7.984	Lunar	12/10/2027		1,364,100	(13)	(1,742)	(1,755)	0	(316)
Receive	28-Day MXN-TIIE	7.990	Lunar	12/21/2027		25,700	0	(34)	(34)	0	(6)
Receive	28-Day MXN-TIIE	8.005	Lunar	12/21/2027		7,726,300	(4,092)	(6,439)	(10,531)	0	(1,790)
Receive	28-Day MXN-TIIE	7.800	Lunar	12/28/2027		622,900	0	(344)	(344)	0	(142)
Receive	28-Day MXN-TIIE	7.910	Lunar	12/30/2027		31,300	0	(31)	(31)	0	(7)
Receive	28-Day MXN-TIIE	8.030	Lunar	01/31/2028		972,600	9	(1,425)	(1,416)	0	(227)
Receive	28-Day MXN-TIIE	8.050	Lunar	01/31/2028		606,400	154	(1,085)	(931)	0	(142)
Pay	28-Day MXN-TIIE	6.710	Lunar	09/20/2029		407,400	(1,604)	(231)	(1,835)	97	0
Pay	28-Day MXN-TIIE	6.620	Lunar	02/18/2030		440,000	(1,998)	(252)	(2,250)	106	0
Pay	28-Day MXN-TIIE	7.165	Lunar	09/06/2032		556,500	0	(1,886)	(1,886)	134	0
Pay	28-Day MXN-TIIE	7.480	Lunar	06/18/2037		242,100	(37)	(571)	(608)	75	0
Receive	28-Day MXN-TIIE	7.380	Lunar	08/14/2037		64,600	255	(54)	201	0	(20)
Pay	28-Day MXN-TIIE	7.360	Lunar	08/21/2037		825,000	169	(2,852)	(2,683)	256	0
Receive	28-Day MXN-TIIE	8.103	Lunar	01/04/2038		1,486,300	1,409	(3,080)	(1,671)	0	(506)

							$989,907	$(303,293)	$686,614	$109,214	$(71,483)

Total Swap Agreements							$1,359,793	$(405,644)	$954,149	$123,605	$(73,413)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	33

Summary Schedule of Investments PIMCO Income Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$7,436	$123,605	$131,041	$0	$(1,082)	$(73,413)	$(74,495)

(q)	Securities with an aggregate market value of $1,813,118 and cash of $9,107 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(r)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2018	AUD	121,667	$	95,363	$1,917	$0
	04/2018	GBP	660,000		911,905	0	(14,075)
	04/2018	NZD	480,000		347,511	615	0

34	PIMCO INCOME FUND	See Accompanying Notes

March 31, 2018

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2018	$	2,798,030	JPY	295,164,166	$0	$(23,886)
	04/2018		476,986	NZD	658,676	0	(960)
	05/2018	JPY	295,164,166	$	2,803,118	24,657	0
	05/2018	NZD	658,676		476,918	930	0
BOA	04/2018	ARS	9,390		455	0	(8)
	04/2018	BRL	1,227,340		369,258	0	(2,500)
	04/2018	DKK	3,175,786		491,615	0	(32,563)
	04/2018	NZD	229,903		166,015	0	(136)
	04/2018	$	752,133	AUD	974,598	127	(3,721)
	04/2018		374,088	BRL	1,227,340	0	(2,330)
	04/2018		42,484	DKK	262,175	790	0
	04/2018		98,122	RUB	5,709,924	1,348	0
	04/2018		104,530	TRY	406,637	0	(2,017)
	05/2018	ARS	232,410	$	11,166	7	(133)
	05/2018	AUD	974,598		752,212	3,789	(125)
	05/2018	EUR	42,500		52,475	28	0
	05/2018	JPY	30,274,334		280,108	0	(5,096)
	05/2018	$	223,470	JPY	24,139,662	3,958	0
	05/2018		53,166	RUB	3,052,445	0	(230)
	05/2018		2,032	ZAR	24,224	17	(13)
	05/2018	ZAR	65,138	$	5,389	0	(86)
	06/2018	$	248,322	IDR	3,438,514,407	701	0
	07/2018	BRL	490,400	$	146,423	0	(942)
	07/2018	DKK	822,166		126,422	0	(10,199)
BPS	04/2018	ARS	76,900		3,694	0	(97)
	04/2018	BRL	1,533,711		468,081	5,072	(1,549)
	04/2018	DKK	1,640,135		242,835	0	(27,877)
	04/2018	EUR	16,332		20,245	149	0
	04/2018	$	470,161	BRL	1,533,711	0	(5,604)
	04/2018		16,555	JPY	1,748,165	0	(124)
	04/2018		767,636	MXN	14,446,990	24,602	0
	04/2018		240,624	TRY	943,059	0	(2,879)
	05/2018	JPY	1,748,165	$	16,584	128	0
	05/2018	PEN	213,763		65,402	0	(753)
	05/2018	$	53,276	ARS	1,110,913	583	(56)
	05/2018		31,649	MXN	591,485	701	0
	06/2018		3,124	ARS	62,608	0	(140)
	07/2018	BRL	1,557,021	$	459,796	1,208	(9,294)
	07/2018	DKK	342,847		51,617	0	(5,355)
	09/2018	$	24,456	AUD	31,783	0	(25)
	01/2019	BRL	1,721,000	$	514,100	4,529	0
	01/2019	DKK	151,500		24,567	0	(1,015)
BRC	04/2018	ARS	30,400		1,503	4	0
	04/2018	JPY	39,120,400		347,074	0	(20,628)
	04/2018	$	36,787	ARS	752,007	545	0
	04/2018		775,733	GBP	550,000	0	(4,082)
	04/2018		334,473	JPY	35,277,406	0	(2,913)
	05/2018	ARS	90,460	$	4,319	0	(77)
	05/2018	GBP	907,218		1,278,924	4,527	0
	05/2018	JPY	35,277,406		335,073	2,997	0
	05/2018	$	22,603	MXN	423,563	563	0
	05/2018		39,129	RUB	2,243,591	0	(220)
	09/2018		24,456	AUD	31,783	0	(25)
BSH	04/2018	BRL	1,625,000	$	501,760	9,552	0
	04/2018	$	492,683	BRL	1,625,000	625	(1,101)
	07/2018	BRL	3,334,000	$	1,009,881	8,024	(6)
	10/2018		1,692,000		507,666	3,277	0
CBK	04/2018	ARS	255,700		12,623	28	(12)
	04/2018	BRL	3,078,444		928,924	1,559	(5,088)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	35

Summary Schedule of Investments PIMCO Income Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2018	EUR	276,373	$	341,575	$1,373	$(13)
	04/2018	$	4,505	ARS	93,124	67	0
	04/2018		279,739	AUD	362,937	0	(985)
	04/2018		935,859	BRL	3,078,445	0	(3,406)
	04/2018		520,452	DKK	3,130,519	0	(3,745)
	04/2018		10,129	EUR	8,204	0	(34)
	04/2018		92,644	GBP	66,206	338	(95)
	04/2018		2,135	PEN	6,986	29	0
	04/2018		8,135	RUB	473,617	116	0
	04/2018		38,695	TRY	150,000	0	(880)
	05/2018	ARS	95,970	$	4,679	16	0
	05/2018	AUD	350,000		269,752	931	0
	05/2018	BRL	766,270		231,922	382	0
	05/2018	JPY	317,900		3,013	20	0
	05/2018	$	429,117	BRL	1,426,135	1,812	0
	05/2018		558,411	MXN	10,546,364	18,402	0
	05/2018		56,485	RUB	3,237,023	0	(308)
	05/2018	ZAR	17,345	$	1,443	0	(15)
	06/2018	$	351,633	INR	23,136,078	843	0
	07/2018	BRL	1,209,175	$	360,340	148	(3,164)
	07/2018	DKK	4,552,647		743,019	3,909	(17,410)
	11/2018	NGN	636,019		1,678	0	(19)
DUB	04/2018	BRL	1,603,994		474,483	0	(11,362)
	04/2018	CAD	121,445		94,169	0	(95)
	04/2018	EUR	19,079		23,384	0	(92)
	04/2018	TRY	42,350		10,787	123	0
	04/2018	$	483,549	BRL	1,603,994	2,528	(232)
	05/2018	BRL	362,701	$	109,771	176	0
	05/2018	$	317,750	BRL	1,053,994	730	0
	05/2018		2,955	PEN	9,597	15	0
	05/2018		46,606	RUB	2,669,018	0	(320)
	07/2018	BRL	948,440	$	278,522	0	(6,483)
	10/2018		3,390,700		1,022,947	12,172	0
FBF	04/2018	ARS	63,132		3,089	0	(24)
	04/2018	AUD	100,000		78,370	1,565	0
	04/2018	BRL	250,000		74,365	0	(1,359)
	04/2018	GBP	500,000		691,906	0	(9,594)
	04/2018	JPY	195,470,180		1,829,899	0	(7,256)
	04/2018	$	146	ARS	3,026	3	0
	04/2018		75,787	BRL	250,000	66	(129)
	05/2018	BRL	217,620	$	65,853	96	0
GLM	04/2018	AUD	100,000		78,376	1,571	0
	04/2018	BRL	1,319,225		402,816	4,658	(1,432)
	04/2018	CAD	174,336		135,182	0	(138)
	04/2018	DKK	2,039,641		300,757	0	(35,895)
	04/2018	EUR	11,969		14,855	128	0
	04/2018	NZD	438,794		316,439	0	(677)
	04/2018	TRY	34,826		8,883	93	0
	04/2018	$	12,758	ARS	263,547	182	0
	04/2018		398,893	BRL	1,319,225	1,928	(1,231)
	04/2018		16,094	CAD	20,635	0	(77)
	04/2018		4,353,269	EUR	3,492,674	0	(55,709)
	04/2018		1,380,877	GBP	979,463	28	(6,718)
	04/2018		320,070	JPY	33,829,799	0	(2,116)
	04/2018		549,892	MXN	10,436,323	22,323	0
	04/2018		355,063	NZD	490,021	0	(924)
	04/2018		219,794	RUB	12,697,870	2,539	(1,128)
	04/2018		92,156	TRY	359,094	0	(1,629)
	05/2018	ARS	1,300	$	62	0	(1)

36	PIMCO INCOME FUND	See Accompanying Notes

March 31, 2018

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	05/2018	EUR	3,492,674	$	4,362,350	$55,913	$0
	05/2018	GBP	952,990		1,345,055	6,361	0
	05/2018	JPY	33,829,799		320,652	2,203	0
	05/2018	NZD	490,021		355,009	899	0
	05/2018	$	15,529	ARS	322,609	163	(58)
	05/2018		247,483	BRL	824,045	1,514	0
	05/2018		255,227	TRY	1,000,000	0	(4,953)
	05/2018		709	ZAR	8,329	0	(9)
	07/2018	BRL	164,000	$	48,824	0	(458)
	10/2018		469,600		143,477	3,488	0
HUS	04/2018	ARS	991,504		49,024	0	(117)
	04/2018	BRL	466,360		138,206	0	(3,053)
	04/2018	CAD	23,604		18,704	382	0
	04/2018	RUB	14,258,877		248,451	0	(214)
	04/2018	$	34,257	ARS	706,730	698	0
	04/2018		140,309	BRL	466,360	950	0
	04/2018		46,713	DKK	287,185	688	0
	04/2018		471,483	RUB	26,931,015	149	(2,620)
	05/2018	ARS	43,160	$	2,066	0	(31)
	05/2018	$	61,004	ARS	1,258,868	371	(30)
	05/2018		210	MXN	3,939	5	0
	05/2018		112,973	RUB	6,483,533	95	(630)
	05/2018		167,250	TRY	656,918	0	(2,841)
	06/2018		41,388	INR	2,735,105	282	0
	07/2018	BRL	1,705,825	$	500,000	0	(12,598)
	10/2018	NGN	375,800		1,000	0	(9)
IND	04/2018	AUD	1,419,609		1,108,717	18,387	0
	04/2018	CAD	19,832		15,371	0	(24)
JPM	04/2018	BRL	5,565,370		1,637,195	1,909	(50,449)
	04/2018	CHF	7,345		7,888	205	0
	04/2018	DKK	1,793,500		281,329	0	(14,696)
	04/2018	EUR	8,610		10,589	0	(12)
	04/2018	GBP	1,629,436		2,263,360	0	(22,740)
	04/2018	JPY	276,390,065		2,589,929	55	(7,818)
	04/2018	$	1,684,340	BRL	5,565,370	3,528	(2,133)
	04/2018		167,323	CAD	215,378	0	(143)
	04/2018		9,065	CHF	8,566	0	(105)
	04/2018		13,781	DKK	84,655	191	0
	04/2018		15,552	EUR	12,487	0	(187)
	04/2018		705,217	GBP	500,000	0	(3,717)
	05/2018	BRL	1,829,964	$	554,006	1,055	0
	05/2018	CAD	215,378		167,414	139	0
	05/2018	CHF	8,566		9,086	105	0
	05/2018	GBP	500,000		706,053	3,688	0
	05/2018	$	4,560	ARS	92,559	0	(62)
	05/2018		38,789	AUD	50,486	0	(13)
	05/2018		254,481	TRY	1,000,000	0	(4,208)
	07/2018	BRL	5,656,200	$	1,702,789	14,465	(11,357)
	07/2018	DKK	174,535		26,296	0	(2,709)
	07/2018	$	221,280	DKK	1,380,839	8,176	0
	09/2018		13,088	ARS	278,110	0	(478)
	10/2018	NGN	3,543,723	$	9,433	0	(67)
	11/2018		8,440,468		22,438	27	(45)
	01/2019	BRL	860,000		256,540	1,903	0
MSB	04/2018	ARS	80,740		3,909	0	(72)
	04/2018	BRL	2,622,502		794,457	4,477	(4,368)
	04/2018	EUR	26,800		33,064	73	(14)
	04/2018	GBP	380,000		525,823	0	(7,318)
	04/2018	$	804,003	BRL	2,622,502	40	(9,694)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	37

Summary Schedule of Investments PIMCO Income Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2018	$	14,039	JPY	1,481,100	$0	$(119)
	04/2018		105,151	TRY	413,097	0	(1,010)
	05/2018	AUD	1,300,244	$	997,293	0	(1,370)
	06/2018	JPY	1,687,800		15,937	13	0
	06/2018	PEN	325,354		99,484	0	(1,143)
	07/2018	BRL	1,397,334		425,028	6,730	(1,599)
	08/2018	$	4,333	ARS	89,821	0	(188)
	10/2018	BRL	338,066	$	101,558	780	0
	10/2018	NGN	534,637		1,425	0	(11)
NAB	04/2018	CAD	19,832		15,370	0	(24)
NGF	04/2018	BRL	111,110		32,946	0	(709)
	04/2018	$	33,429	BRL	111,110	226	0
RBC	04/2018	CAD	210,680	$	161,584	0	(1,992)
RYL	04/2018	ARS	33,500		1,655	3	0
	04/2018	$	38,684	TRY	150,000	0	(869)
	05/2018		5,672	ARS	115,711	0	(50)
	05/2018		430,469	TRY	1,692,959	0	(7,081)
SCX	04/2018	AUD	1,121,158	$	876,226	15,121	0
	04/2018	BRL	980,026		301,955	5,108	0
	04/2018	DKK	2,962,007		474,350	0	(14,543)
	04/2018	GBP	180,000		249,077	0	(3,463)
	04/2018	JPY	71,860,022		672,400	0	(2,987)
	04/2018	$	77,063	AUD	100,000	0	(258)
	04/2018		296,527	BRL	980,026	744	(424)
	04/2018		106,418	TRY	418,277	0	(970)
	05/2018	AUD	180,000	$	138,462	264	(53)
	05/2018	GBP	396,549		558,833	1,789	0
	05/2018	$	57,357	JPY	6,134,672	440	0
	05/2018		73,503	TRY	284,912	0	(2,336)
	07/2018	BRL	324,900	$	97,676	44	0
	10/2018	NGN	1,196,843		3,183	0	(27)
	11/2018		721,099		1,914	0	(10)
SOG	04/2018	ARS	31,400		1,551	3	0
	04/2018	$	16,130	DKK	99,465	287	0
	04/2018		705,201	GBP	500,000	0	(3,700)
	04/2018		169,956	MXN	3,233,329	7,325	0
	04/2018		136,831	RUB	7,667,110	0	(3,121)
	04/2018		193,042	TRY	750,112	0	(3,939)
	05/2018	GBP	500,000	$	706,033	3,668	0
	05/2018	$	121,907	RUB	6,966,381	0	(1,096)
	05/2018		63,569	TRY	252,521	0	(493)
	08/2018		4,283	ARS	88,863	0	(182)
SSB	04/2018	EUR	3,334,586	$	4,108,704	5,663	0
	04/2018	$	372,316	DKK	2,239,666	0	(2,649)
	05/2018		4,156	MXN	77,416	78	0
	07/2018	DKK	2,239,666	$	374,934	2,765	0
TOR	04/2018	BRL	513,510		145,844	0	(9,697)
	04/2018	CAD	64,866		50,283	0	(68)
	04/2018	$	154,495	BRL	513,510	1,046	0
	07/2018	BRL	856,942	$	249,829	0	(7,681)
	10/2018	DKK	205,979		31,880	0	(2,605)
UAG	04/2018	BRL	1,829,964		550,603	0	(3,687)
	04/2018	CAD	404,612		313,494	79	(669)
	04/2018	CHF	1,221		1,299	22	0
	04/2018	JPY	668,800		6,332	41	0
	04/2018	$	555,713	BRL	1,829,964	0	(1,422)
	04/2018		1,671,115	JPY	176,219,632	0	(14,889)
	05/2018	BRL	1,829,964	$	554,098	1,147	0
	05/2018	EUR	11,257		14,003	122	(1)

38	PIMCO INCOME FUND	See Accompanying Notes

March 31, 2018

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	05/2018	JPY	175,684,832	$	1,669,086	$15,316	$0
	05/2018	$	7,845	BRL	26,017	16	0
	06/2018		373,897	INR	24,551,081	679	(542)

Total Forward Foreign Currency Contracts						$388,970	$(630,362)

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-29 5-Year Index	Sell	0.700%	06/20/2018	$	1,000,000	$(1,280)	$(1,618)
BPS	Put - OTC CDX.HY-29 5-Year Index	Sell	105.000	04/18/2018		250,000	(700)	(495)
	Put - OTC CDX.HY-29 5-Year Index	Sell	102.000	06/20/2018		74,800	(329)	(296)
	Put - OTC CDX.IG-29 5-Year Index	Sell	0.675	05/16/2018		1,000,000	(970)	(1,071)
BRC	Put - OTC CDX.IG-29 5-Year Index	Sell	0.700	06/20/2018		1,000,000	(1,230)	(1,618)
CBK	Put - OTC CDX.HY-29 5-Year Index	Sell	104.000	04/18/2018		98,300	(167)	(108)
	Put - OTC CDX.HY-29 5-Year Index	Sell	105.000	04/18/2018		56,000	(134)	(111)
	Put - OTC CDX.HY-29 5-Year Index	Sell	104.000	05/16/2018		100,000	(320)	(365)
	Put - OTC CDX.HY-29 5-Year Index	Sell	105.000	05/16/2018		200,000	(1,060)	(1,082)
DUB	Put - OTC CDX.HY-29 5-Year Index	Sell	104.000	04/18/2018		250,000	(350)	(275)
	Put - OTC CDX.HY-29 5-Year Index	Sell	103.000	05/16/2018		100,000	(260)	(260)
	Put - OTC CDX.HY-29 5-Year Index	Sell	102.000	06/20/2018		33,600	(134)	(133)
FBF	Put - OTC CDX.HY-29 5-Year Index	Sell	105.000	04/18/2018		163,000	(445)	(322)
GST	Put - OTC CDX.HY-29 5-Year Index	Sell	104.000	05/16/2018		400,000	(1,400)	(1,458)
	Put - OTC CDX.HY-29 5-Year Index	Sell	105.500	05/16/2018		250,000	(1,438)	(1,667)
	Put - OTC CDX.IG-29 5-Year Index	Sell	0.625	05/16/2018		1,500,000	(1,688)	(2,336)
	Put - OTC CDX.IG-29 5-Year Index	Sell	0.700	06/20/2018		1,000,000	(1,450)	(1,618)
JPM	Put - OTC CDX.IG-29 5-Year Index	Sell	0.675	05/16/2018		1,000,000	(1,075)	(1,071)

							$(14,430)	$(15,904)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC AUD versus USD	$	0.805	09/20/2018	AUD	139,400	$(915)	$(808)
BRC	Call - OTC AUD versus USD		0.805	09/20/2018		139,400	(909)	(809)
DUB	Call - OTC USD versus TRY	TRY	3.990	04/20/2018	$	42,300	(317)	(376)
GLM	Call - OTC USD versus TRY		4.000	04/13/2018		42,300	(232)	(227)

							$(2,373)	$(2,220)

Total Written Options							$(16,803)	$(18,124)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)

Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(3)	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
MYC	Pioneer Natural Resources Co.	(1.000)%	Quarterly	06/20/2018	0.078%	$	1,300	$25	$(28)	$0	$(3)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	39

Summary Schedule of Investments PIMCO Income Fund (Cont.)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(3)	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Colombia Government International Bond	1.000%	Quarterly	12/20/2022	0.954%	$	38,800	$162	$(69)	$93	$0
	Gazprom OAO Via Gaz Capital S.A.	1.000	Quarterly	06/20/2020	0.735		6,300	(952)	991	39	0
	Indonesia Government International Bond	1.000	Quarterly	06/20/2019	0.213		21,400	(719)	932	213	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2022	0.837		5,900	(94)	134	40	0
	Russia Government International Bond	1.000	Quarterly	03/20/2019	0.358		26,600	(1,406)	1,581	175	0
	Russia Government International Bond	1.000	Quarterly	12/20/2020	0.717		46,910	(3,714)	4,081	367	0
	Russia Government International Bond	1.000	Quarterly	12/20/2021	0.907		21,600	(841)	920	79	0
	Russia Government International Bond	1.000	Quarterly	06/20/2024	1.461		37,800	(3,600)	2,644	0	(956)
	Russia Government International Bond	1.000	Quarterly	09/20/2024	1.506		11,600	(1,179)	845	0	(334)
BPS	Brazil Government International Bond	1.000	Quarterly	03/20/2019	0.551		11,500	(372)	426	54	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2022	0.837		48,800	(777)	1,110	333	0
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2018	0.426		2,800	(405)	410	5	0
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2019	0.599		16,500	(1,057)	1,143	86	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	0.754		37,644	(3,641)	3,812	171	0
	Petrobras Global Finance BV	1.000	Quarterly	03/20/2020	0.802		14,000	(2,243)	2,302	59	0
	Petrobras Global Finance BV	1.000	Quarterly	09/20/2020	0.965		4,200	(584)	589	5	0
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2021	1.221		3,500	(980)	957	0	(23)
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2021	1.458		1,100	(169)	152	0	(17)
BRC	Argentine Republic Government International Bond	5.000	Quarterly	12/20/2022	2.535		40,000	4,599	(345)	4,254	0
	Colombia Government International Bond	1.000	Quarterly	03/20/2019	0.275		12,900	(74)	170	96	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2022	0.954		21,000	39	11	50	0
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2019	0.599		10,100	(632)	685	53	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	0.754		34,913	(5,148)	5,306	158	0
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2021	1.221		27,700	(7,297)	7,119	0	(178)
	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	1.264		10,700	(970)	875	0	(95)
	Qatar Government International Bond	1.000	Quarterly	12/20/2022	0.805		87,800	443	346	789	0
	Russia Government International Bond	1.000	Quarterly	03/20/2019	0.358		2,400	(138)	154	16	0
	Russia Government International Bond	1.000	Quarterly	06/20/2019	0.384		24,800	(1,538)	1,733	195	0
	Russia Government International Bond	1.000	Quarterly	12/20/2020	0.717		63,750	(5,055)	5,554	499	0

40	PIMCO INCOME FUND	See Accompanying Notes

March 31, 2018

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(3)	Notional Amount(4)			Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
	Russia Government International Bond	1.000%	Quarterly	12/20/2021	0.907%	$		25,000	$(923)	$1,015	$92	$0
	Russia Government International Bond	1.000	Quarterly	06/20/2024	1.461			37,400	(4,441)	3,495	0	(946)
	Russia Government International Bond	1.000	Quarterly	09/20/2024	1.506			19,860	(2,139)	1,567	0	(572)
	South Africa Government International Bond	1.000	Quarterly	06/20/2021	0.880			77,200	(4,906)	5,219	313	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2021	1.054			15,400	(1,086)	1,062	0	(24)
	Springleaf Finance Corp.	5.000	Quarterly	09/20/2021	1.689			4,400	329	155	484	0
CBK	Argentine Republic Government International Bond	5.000	Quarterly	12/20/2022	2.535			25,100	2,790	(121)	2,669	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2022	0.954			68,900	(410)	575	165	0
	Indonesia Government International Bond	1.000	Quarterly	03/20/2019	0.213			12,900	(564)	667	103	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2022	0.976			37,600	(64)	118	54	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	0.754			7,200	(786)	819	33	0
	Russia Government International Bond	1.000	Quarterly	03/20/2019	0.358			49,313	(2,734)	3,059	325	0
	Russia Government International Bond	1.000	Quarterly	06/20/2019	0.384			138,700	(8,809)	9,899	1,090	0
	Russia Government International Bond	1.000	Quarterly	12/20/2020	0.717			18,390	(1,472)	1,616	144	0
	Russia Government International Bond	1.000	Quarterly	06/20/2024	1.461			30,700	(3,329)	2,552	0	(777)
	Russia Government International Bond	1.000	Quarterly	09/20/2024	1.506			26,300	(2,281)	1,524	0	(757)
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2022	0.662			300	1	3	4	0
	Shire Acquisitions Investments Ireland DAC	1.000	Quarterly	12/20/2021	1.116		EUR	18,200	(676)	589	0	(87)
DUB	Argentine Republic Government International Bond	5.000	Quarterly	12/20/2022	2.535	$		36,050	4,003	(169)	3,834	0
	Brazil Government International Bond	1.000	Quarterly	09/20/2018	0.481			15,400	(653)	697	44	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2019	0.298			17,000	17	135	152	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2022	0.954			30,800	109	(35)	74	0
	Indonesia Government International Bond	1.000	Quarterly	06/20/2019	0.213			13,800	(351)	488	137	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2022	0.976			59,000	(76)	161	85	0
	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	1.264			3,000	(283)	256	0	(27)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	41

Summary Schedule of Investments PIMCO Income Fund (Cont.)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(3)	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
	South Africa Government International Bond	1.000%	Quarterly	12/20/2021	1.054%	$	19,100	$(1,327)	$1,297	$0	$(30)
FBF	Argentine Republic Government International Bond	5.000	Quarterly	12/20/2022	2.535		25,900	3,036	(282)	2,754	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2022	0.976		2,200	(1)	4	3	0
GST	Argentine Republic Government International Bond	5.000	Quarterly	12/20/2022	2.535		50,000	5,717	(400)	5,317	0
	Brazil Government International Bond	1.000	Quarterly	09/20/2018	0.481		30,800	(1,313)	1,401	88	0
	Brazil Government International Bond	1.000	Quarterly	03/20/2019	0.551		34,500	(1,171)	1,334	163	0
	Colombia Government International Bond	1.000	Quarterly	03/20/2019	0.275		12,900	(74)	170	96	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2022	0.954		42,000	(458)	559	101	0
	Gazprom OAO Via Gaz Capital S.A.	1.000	Quarterly	06/20/2020	0.735		7,300	(1,106)	1,151	45	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2022	0.976		62,200	(294)	383	89	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	0.754		21,950	(2,327)	2,426	99	0
	Petrobras Global Finance BV	1.000	Quarterly	03/20/2020	0.802		900	(134)	138	4	0
	Petrobras Global Finance BV	1.000	Quarterly	09/20/2020	0.965		9,600	(1,402)	1,413	11	0
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2021	1.221		30,407	(8,279)	8,084	0	(195)
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2021	1.458		21,800	(3,761)	3,419	0	(342)
	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	1.264		1,900	(176)	159	0	(17)
	Russia Government International Bond	1.000	Quarterly	09/20/2018	0.266		19,000	(779)	853	74	0
	Russia Government International Bond	1.000	Quarterly	03/20/2019	0.358		42,400	(1,409)	1,689	280	0
	Russia Government International Bond	1.000	Quarterly	06/20/2019	0.384		9,700	(600)	676	76	0
	Russia Government International Bond	1.000	Quarterly	03/20/2020	0.574		3,100	(577)	604	27	0
	Russia Government International Bond	1.000	Quarterly	06/20/2020	0.609		2,700	(368)	392	24	0
	Russia Government International Bond	1.000	Quarterly	12/20/2020	0.717		10,800	(821)	905	84	0
	Russia Government International Bond	1.000	Quarterly	12/20/2022	1.127		76,300	(1,669)	1,271	0	(398)
	Russia Government International Bond	1.000	Quarterly	06/20/2024	1.461		8,400	(950)	737	0	(213)
	South Africa Government International Bond	1.000	Quarterly	06/20/2021	0.880		9,400	(601)	639	38	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2021	1.054		62,300	(4,361)	4,264	0	(97)
	Springleaf Finance Corp.	5.000	Quarterly	12/20/2019	0.664		4,100	332	(23)	309	0
	Springleaf Finance Corp.	5.000	Quarterly	06/20/2022	2.274		3,100	267	65	332	0
HUS	Argentine Republic Government International Bond	5.000	Quarterly	12/20/2022	2.535		32,000	3,576	(173)	3,403	0
	Brazil Government International Bond	1.000	Quarterly	09/20/2018	0.481		11,500	(490)	523	33	0
	Colombia Government International Bond	1.000	Quarterly	03/20/2019	0.275		12,900	(62)	158	96	0

42	PIMCO INCOME FUND	See Accompanying Notes

March 31, 2018

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(3)	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
	Colombia Government International Bond	1.000%	Quarterly	06/20/2022	0.815%	$	9,285	$(141)	$213	$72	$0
	Colombia Government International Bond	1.000	Quarterly	12/20/2022	0.954		55,100	243	(111)	132	0
	Indonesia Government International Bond	1.000	Quarterly	03/20/2019	0.213		25,800	(1,059)	1,266	207	0
	Indonesia Government International Bond	1.000	Quarterly	06/20/2019	0.213		5,200	(161)	213	52	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2022	0.976		51,700	(108)	182	74	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	0.754		79,102	(7,962)	8,320	358	0
	Petrobras Global Finance BV	1.000	Quarterly	03/20/2020	0.802		10,600	(1,795)	1,839	44	0
	Petrobras Global Finance BV	1.000	Quarterly	09/20/2020	0.965		3,140	(445)	449	4	0
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2021	1.221		13,900	(4,157)	4,068	0	(89)
	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	1.264		6,600	(605)	546	0	(59)
	Russia Government International Bond	1.000	Quarterly	09/20/2018	0.266		34,500	(1,400)	1,534	134	0
	Russia Government International Bond	1.000	Quarterly	03/20/2019	0.358		38,300	(1,615)	1,868	253	0
	Russia Government International Bond	1.000	Quarterly	06/20/2019	0.384		40,240	(2,226)	2,542	316	0
	Russia Government International Bond	1.000	Quarterly	12/20/2020	0.717		26,370	(2,048)	2,254	206	0
	Russia Government International Bond	1.000	Quarterly	12/20/2022	1.127		13,100	(60)	(8)	0	(68)
	Russia Government International Bond	1.000	Quarterly	06/20/2024	1.461		18,340	(1,888)	1,424	0	(464)
	Russia Government International Bond	1.000	Quarterly	09/20/2024	1.506		14,861	(2,032)	1,604	0	(428)
	South Africa Government International Bond	1.000	Quarterly	06/20/2021	0.880		26,700	(1,655)	1,763	108	0
JPM	Brazil Government International Bond	1.000	Quarterly	09/20/2018	0.481		19,300	(823)	878	55	0
	Brazil Government International Bond	1.000	Quarterly	03/20/2019	0.551		13,500	(602)	666	64	0
	Colombia Government International Bond	1.000	Quarterly	03/20/2019	0.275		12,900	(56)	152	96	0
	Indonesia Government International Bond	1.000	Quarterly	03/20/2019	0.213		12,900	(564)	667	103	0
	Indonesia Government International Bond	1.000	Quarterly	06/20/2019	0.213		22,200	(766)	987	221	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	0.754		13,418	(1,236)	1,297	61	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2021	1.458		7,400	(1,201)	1,085	0	(116)
	Russia Government International Bond	1.000	Quarterly	09/20/2018	0.266		42,700	(1,761)	1,927	166	0
	Russia Government International Bond	1.000	Quarterly	03/20/2019	0.358		27,300	(824)	1,004	180	0
	Russia Government International Bond	1.000	Quarterly	06/20/2019	0.384		31,700	(2,220)	2,469	249	0
	Russia Government International Bond	1.000	Quarterly	09/20/2020	0.669		34,600	(3,812)	4,100	288	0
	Russia Government International Bond	1.000	Quarterly	12/20/2020	0.717		37,800	(4,481)	4,777	296	0
	Russia Government International Bond	1.000	Quarterly	12/20/2021	0.907		34,400	(1,340)	1,466	126	0

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	43

Summary Schedule of Investments PIMCO Income Fund (Cont.)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(3)	Notional Amount(4)			Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
	Russia Government International Bond	1.000%	Quarterly	06/20/2024	1.461%	$		9,200	$(845)	$612	$0	$(233)
	South Africa Government International Bond	1.000	Quarterly	12/20/2021	1.054			11,600	(819)	801	0	(18)
MYC	Argentine Republic Government International Bond	5.000	Quarterly	12/20/2022	2.535			68,800	7,691	(375)	7,316	0
	Banco Espirito Santo S.A.	5.000	Quarterly	12/20/2021	7.268		EUR	1,200	(330)	242	0	(88)
	Colombia Government International Bond	1.000	Quarterly	12/20/2022	0.954	$		36,600	123	(35)	88	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2022	0.976			96,400	(68)	206	138	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	0.754			50,100	(4,637)	4,864	227	0
	Pioneer Natural Resources Co.	1.000	Quarterly	12/20/2020	0.254			1,400	(150)	178	28	0
	Qatar Government International Bond	1.000	Quarterly	12/20/2022	0.805			13,000	62	55	117	0
	Russia Government International Bond	1.000	Quarterly	03/20/2019	0.358			5,000	(289)	322	33	0
	Russia Government International Bond	1.000	Quarterly	12/20/2020	0.717			9,100	(1,126)	1,197	71	0
	Russia Government International Bond	1.000	Quarterly	12/20/2022	1.127			52,300	(192)	(81)	0	(273)
	South Africa Government International Bond	1.000	Quarterly	12/20/2021	1.054			7,600	(534)	522	0	(12)
	South Africa Government International Bond	1.000	Quarterly	12/20/2022	1.367			175,400	(3,681)	930	0	(2,751)
NGF	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2022	0.662			26,500	107	261	368	0
	South Africa Government International Bond	1.000	Quarterly	06/20/2021	0.880			9,700	(597)	636	39	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2021	1.054			39,700	(2,847)	2,785	0	(62)
UAG	Park Aerospace Holdings Ltd. «	5.000	Quarterly	07/01/2020	3.514			19,300	1,130	(284)	846	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2021	1.054			800	(59)	58	0	(1)

									$(144,519)	$178,085	$44,313	$(10,747)

44	PIMCO INCOME FUND	See Accompanying Notes

March 31, 2018

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
								Asset	Liability
BOA	ABX.HE.AAA.7-1 Index	0.090%	Monthly	08/25/2037	$42,446	$(23,823)	$21,811	$0	$(2,012)
	ABX.HE.AAA.7-2 Index	0.760	Monthly	01/25/2038	5,177	(2,926)	1,765	0	(1,161)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	186,406	(5,234)	6,640	1,406	0
	CMBX.NA.AS.6 Index	1.000	Monthly	05/11/2063	8,000	(19)	118	99	0
BRC	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	11,494	(2,755)	1,856	0	(899)
	ABX.HE.AAA.7-1 Index	0.090	Monthly	08/25/2037	13,348	(7,541)	6,908	0	(633)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	12,342	(439)	532	93	0
	CMBX.NA.AS.6 Index	1.000	Monthly	05/11/2063	18,400	(592)	819	227	0
	PrimeX.ARM.2-AAA Index «	4.580	Monthly	12/25/2037	4,297	170	(113)	57	0
CBK	ABX.HE.AA.6-1 Index	0.320	Monthly	07/25/2045	19,231	(9,375)	8,227	0	(1,148)
	ABX.HE.AAA.7-1 Index	0.090	Monthly	08/25/2037	102,511	(57,693)	52,833	0	(4,860)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	49,366	(2,077)	2,449	372	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	50,000	(1,820)	2,018	198	0
DUB	ABX.HE.AAA.7-1 Index	0.090	Monthly	08/25/2037	18,687	(10,511)	9,625	0	(886)
	ABX.HE.AAA.7-2 Index	0.760	Monthly	01/25/2038	17,277	(9,766)	5,891	0	(3,875)
	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	62,000	(1,006)	750	0	(256)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	156,984	(4,267)	5,451	1,184	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	192,300	(8,719)	10,046	1,327	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	595,300	(38,483)	40,836	2,353	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	10,000	(1,005)	1,001	0	(4)
	CMBX.NA.AS.6 Index	1.000	Monthly	05/11/2063	10,000	(208)	331	123	0
FBF	ABX.HE.AA.6-2 Index	0.170	Monthly	05/25/2046	27,398	(24,352)	16,685	0	(7,667)
	ABX.HE.AA.7-1 Index	0.150	Monthly	08/25/2037	550	(436)	332	0	(104)
	ABX.HE.AAA.7-1 Index	0.090	Monthly	08/25/2037	172,454	(96,936)	88,760	0	(8,176)
	ABX.HE.AAA.7-2 Index	0.760	Monthly	01/25/2038	100,947	(55,612)	32,974	0	(22,638)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	284,843	(9,252)	11,401	2,149	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	319,100	(10,824)	13,026	2,202	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	168,800	(8,696)	9,363	667	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	70,000	(1,616)	1,590	0	(26)
	CMBX.NA.AS.6 Index	1.000	Monthly	05/11/2063	20,000	(415)	662	247	0
GST	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	17,114	(3,881)	2,542	0	(1,339)
	ABX.HE.AAA.7-1 Index	0.090	Monthly	08/25/2037	64,737	(26,473)	23,404	0	(3,069)
	ABX.HE.AAA.7-2 Index	0.760	Monthly	01/25/2038	5,177	(1,803)	642	0	(1,161)
	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	416,750	(5,102)	3,383	0	(1,719)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	244,269	(7,124)	8,967	1,843	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	116,600	(4,228)	5,033	805	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	66,000	(3,451)	3,712	261	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	196,700	(8,388)	8,314	0	(74)
	CMBX.NA.AS.9 Index	1.000	Monthly	09/17/2058	25,000	(1,882)	2,013	131	0
JPM	ABX.HE.AA.6-2 Index	0.170	Monthly	05/25/2046	919	(386)	129	0	(257)
	ABX.HE.AA.7-1 Index	0.150	Monthly	08/25/2037	150	(91)	62	0	(29)
	ABX.HE.AA.7-2 Index	1.920	Monthly	01/25/2038	150	(84)	14	0	(70)
JPS	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	319,300	(5,507)	4,190	0	(1,317)
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	100,600	(4,532)	5,226	694	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	588,800	(35,350)	37,677	2,327	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	300,000	(2,684)	2,571	0	(113)
MEI	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	13,503	(2,698)	1,642	0	(1,056)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	8,052	(325)	386	61	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	48,800	(2,567)	2,904	337	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	145,500	(9,443)	10,018	575	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	158,400	(12,402)	12,343	0	(59)
MYC	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	132,635	(16,912)	6,537	0	(10,375)
	ABX.HE.AAA.7-1 Index	0.090	Monthly	08/25/2037	21,356	(11,986)	10,973	0	(1,013)
	ABX.HE.AAA.7-2 Index	0.760	Monthly	01/25/2038	12,942	(7,318)	4,416	0	(2,902)
	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	81,300	(1,373)	1,038	0	(335)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	174,756	(4,816)	6,135	1,319	0

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	45

Summary Schedule of Investments PIMCO Income Fund (Cont.)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
								Asset	Liability
	CMBX.NA.AAA.7 Index	0.500%	Monthly	01/17/2047	$127,000	$(4,348)	$5,224	$876	$0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	64,900	(4,510)	4,767	257	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	9,000	(895)	892	0	(3)
	CMBX.NA.AS.6 Index	1.000	Monthly	05/11/2063	18,700	(682)	913	231	0
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	385,000	(6,345)	4,757	0	(1,588)
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	41,200	(2,256)	2,419	163	0
UAG	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	56,771	(2,077)	2,505	428	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	18,400	(820)	947	127	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	52,000	(3,102)	3,308	206	0

						$(602,069)	$544,590	$23,345	$(80,824)

INTEREST RATE SWAPS

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount			Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
BRC	Pay	6-Month AUD-BBR-BBSW	5.250%	Semi-Annual	12/15/2021		AUD	97,200	$(138)	$8,521	$8,383	$0
GLM	Pay	3-Month USD-LIBOR	2.800	Semi-Annual	05/18/2023	$		10,000,000	24,350	47	24,397	0
	Pay	3-Month USD-LIBOR	2.920	Semi-Annual	07/16/2023			7,000,000	28,450	(17,490)	10,960	0
	Pay	3-Month USD-LIBOR	3.000	Semi-Annual	07/19/2023			10,000,000	47,850	(21,238)	26,612	0
	Pay	6-Month AUD-BBR-BBSW	5.250	Semi-Annual	12/15/2021		AUD	145,800	(205)	12,780	12,575	0
MYC	Pay	3-Month USD-LIBOR	2.700	Semi-Annual	04/12/2023			7,000,000	9,785	(7,003)	2,782	0
	Pay	3-Month USD-LIBOR	2.860	Semi-Annual	04/26/2023			9,200,000	15,456	4,226	19,682	0
UAG	Pay	6-Month AUD-BBR-BBSW	5.000	Semi-Annual	06/15/2022		AUD	128,000	(102)	11,180	11,078	0

									$125,446	$(8,977)	$116,469	$0

TOTAL RETURN SWAPS ON INTEREST RATE INDICES

Counterparty	Pay/ Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
GST	Receive	iBoxx USD Liquid High Yield Index	1	3-Month USD-LIBOR plus a specified spread	Maturity	09/20/2018	$16,400	$(10)	$(7)	$0	$(17)

								$(10)	$(7)	$0	$(17)

Total Swap Agreements								$(621,127)	$713,663	$184,127	$(91,591)

46	PIMCO INCOME FUND	See Accompanying Notes

March 31, 2018

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
AZD	$28,119	$0	$0	$28,119	$(38,921)	$0	$0	$(38,921)	$(10,802)	$25,882	$15,080
BOA	10,765	0	2,511	13,276	(60,099)	(1,618)	(4,463)	(66,180)	(52,904)	58,237	5,333
BPS	36,972	0	713	37,685	(54,768)	(2,670)	(40)	(57,478)	(19,793)	21,755	1,962
BRC	8,636	0	15,759	24,395	(27,945)	(2,427)	(3,347)	(33,719)	(9,324)	11,819	2,495
BSS	21,478	0	0	21,478	(1,107)	0	0	(1,107)	20,371	(32,500)	(12,129)
CBK	29,973	0	5,157	35,130	(35,174)	(1,666)	(7,629)	(44,469)	(9,339)	16,537	7,198
DUB	15,744	0	9,313	25,057	(18,584)	(1,044)	(5,078)	(24,706)	351	(11,120)	(10,769)
FBF	1,730	0	8,022	9,752	(18,362)	(322)	(38,611)	(57,295)	(47,543)	57,210	9,667
GLM	103,991	0	74,544	178,535	(113,153)	(227)	0	(113,380)	65,155	(41,210)	23,945
GST	0	0	10,297	10,297	0	(7,079)	(8,641)	(15,720)	(5,423)	9,105	3,682
HUS	3,620	0	5,492	9,112	(22,143)	0	(1,108)	(23,251)	(14,139)	14,640	501
IND	18,387	0	0	18,387	(24)	0	0	(24)	18,363	(19,930)	(1,567)
JPM	35,446	0	1,905	37,351	(120,939)	(1,071)	(723)	(122,733)	(85,382)	63,031	(22,351)
JPS	0	0	3,021	3,021	0	0	(1,430)	(1,430)	1,591	(860)	731
MEI	0	0	973	973	0	0	(1,115)	(1,115)	(142)	338	196
MSB	12,113	0	0	12,113	(26,906)	0	0	(26,906)	(14,793)	14,652	(141)
MYC	0	0	33,165	33,165	0	0	(17,755)	(17,755)	15,410	(88,880)	(73,470)
NAB	0	0	0	0	(24)	0	0	(24)	(24)	0	(24)
NGF	226	0	407	633	(709)	0	(62)	(771)	(138)	230	92
RBC	0	0	0	0	(1,992)	0	0	(1,992)	(1,992)	1,496	(496)
RYL	3	0	0	3	(8,000)	0	0	(8,000)	(7,997)	7,210	(787)
SAL	0	0	163	163	0	0	(1,588)	(1,588)	(1,425)	1,803	378
SCX	23,510	0	0	23,510	(25,071)	0	0	(25,071)	(1,561)	9,779	8,218
SOG	11,283	0	0	11,283	(12,531)	0	0	(12,531)	(1,248)	8,816	7,568
SSB	8,506	0	0	8,506	(2,649)	0	0	(2,649)	5,857	(3,830)	2,027
TOR	1,046	0	0	1,046	(20,051)	0	0	(20,051)	(19,005)	16,282	(2,723)
UAG	17,422	0	12,685	30,107	(21,210)	0	(1)	(21,211)	8,896	(12,700)	(3,804)

Total Over the Counter	$388,970	$0	$184,127	$573,097	$(630,362)	$(18,124)	$(91,591)	$(740,077)

(s)	Securities with an aggregate market value of $347,078 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2018.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	47

Summary Schedule of Investments PIMCO Income Fund (Cont.)

(6)

Receive represents that the Portfolio receives payments for any positive return on the underlying reference. The Portfolio makes payments for any negative return on such underlying reference. Pay represents that the Portfolio receives payments for any negative return on the underlying reference. The Portfolio makes payments for any positive return on such underlying reference.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$7,436	$7,436
Swap Agreements	0	14,391	0	0	109,214	123,605

	$0	$14,391	$0	$0	$116,650	$131,041

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$388,970	$0	$388,970
Swap Agreements	0	67,658	0	0	116,469	184,127

	$0	$67,658	$0	$388,970	$116,469	$573,097

	$0	$82,049	$0	$388,970	$233,119	$704,138

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,082	$1,082
Swap Agreements	0	1,930	0	0	71,483	73,413

	$0	$1,930	$0	$0	$72,565	$74,495

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$630,362	$0	$630,362
Written Options	0	15,904	0	2,220	0	18,124
Swap Agreements	0	91,574	0	0	17	91,591

	$0	$107,478	$0	$632,582	$17	$740,077

	$0	$109,408	$0	$632,582	$72,582	$814,572

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$(9,656)	$(15,510)	$(25,166)
Swap Agreements	0	230,100	0	0	(84,590)	145,510

	$0	$230,100	$0	$(9,656)	$(100,100)	$120,344

48	PIMCO INCOME FUND	See Accompanying Notes

March 31, 2018

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,020,642)	$0	$(1,020,642)
Purchased Options	0	0	0	(4,003)	0	(4,003)
Written Options	0	0	0	3,481	0	3,481
Swap Agreements	0	134,623	0	0	158,695	293,318

	$0	$134,623	$0	$(1,021,164)	$158,695	$(727,846)

	$0	$364,723	$0	$(1,030,820)	$58,595	$(607,502)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$2,089	$23,527	$25,616
Swap Agreements	0	(225,972)	0	0	(130,433)	(356,405)

	$0	$(225,972)	$0	$2,089	$(106,906)	$(330,789)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$49,412	$0	$49,412
Written Options	0	(1,473)	0	153	0	(1,320)
Swap Agreements	0	102,172	0	0	(107,513)	(5,341)

	$0	$100,699	$0	$49,565	$(107,513)	$42,751

	$0	$(125,273)	$0	$51,654	$(214,419)	$(288,038)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$2,720,131	$311,607	$3,031,738
Corporate Bonds & Notes
Banking & Finance	0	12,198,719	70,557	12,269,276
Industrials	0	5,276,744	6,588	5,283,332
Utilities	0	2,575,252	0	2,575,252
Convertible Bonds & Notes
Industrials	0	39,281	0	39,281
Municipal Bonds & Notes
California	0	6,750	0	6,750
Illinois	0	146,880	0	146,880
Iowa	0	132	0	132
Missouri	0	33,935	0	33,935
New York	0	1,396	0	1,396
Puerto Rico	0	42,703	0	42,703
Texas	0	360	0	360
U.S. Government Agencies	0	22,711,450	0	22,711,450
U.S. Treasury Obligations	0	26,871,695	0	26,871,695
Non-Agency Mortgage-Backed Securities	0	15,293,255	4,543,314	19,836,569
Asset-Backed Securities	0	21,748,067	505,041	22,253,108
Sovereign Issues	0	11,571,358	0	11,571,358
Common Stocks
Consumer Discretionary	133,268	0	0	133,268
Energy	0	0	1,091	1,091
Financials	0	0	8,278	8,278
Health Care	0	0	162	162

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	49

Summary Schedule of Investments PIMCO Income Fund (Cont.)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Industrials	$0	$0	$0	$0
Utilities	425	0	0	425
Warrants
Industrials	0	0	225	225
Information Technology	0	0	7	7
Convertible Preferred Securities
Banking & Finance	0	1,033	0	1,033
Preferred Securities
Banking & Finance	0	16,140	0	16,140
Industrials	0	0	11,408	11,408
Real Estate Investment Trusts
Real Estate	210,369	0	0	210,369
Short-Term Instruments
Certificates of Deposit	0	278,871	0	278,871
Commercial Paper	0	701,001	0	701,001
Repurchase Agreements	0	174,153	0	174,153
Short-Term Notes	0	174,586	0	174,586
Argentina Treasury Bills	0	782,945	0	782,945
France Treasury Bills	0	18,942	0	18,942
Germany Treasury Bills	0	40,931	0	40,931
Greece Treasury Bills	0	26,257	0	26,257
Italy Treasury Bills	0	33,943	0	33,943
Japan Treasury Bills	0	392,862	0	392,862
Nigeria Treasury Bills	0	28,725	0	28,725
U.S. Treasury Bills	0	381,514	0	381,514
ESM Treasury Bills	0	17,233	0	17,233
	$344,062	$124,307,244	$5,458,278	$130,109,584

Investments in Affiliates, at Value
Common Stocks
Energy	$0	$0	$46,644	$46,644
Industrials	0	0	4,674	4,674
Short-Term Instruments
Central Funds Used for Cash Management Purposes	3,184,492	0	0	3,184,492
	$3,184,492	$0	$51,318	$3,235,810

Total Investments	$3,528,554	$124,307,244	$5,509,596	$133,345,394

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(11,643,375)	0	(11,643,375)
U.S. Treasury Obligations	0	(153,507)	0	(153,507)
	$0	$(11,796,882)	$0	$(11,796,882)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	7,436	123,605	0	131,041
Over the counter	0	572,194	903	573,097
	$7,436	$695,799	$903	$704,138

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,082)	(73,413)	0	(74,495)
Over the counter	0	(740,077)	0	(740,077)
	$(1,082)	$(813,490)	$0	$(814,572)

Total Financial Derivative Instruments	$6,354	$(117,691)	$903	$(110,434)

Totals	$3,534,908	$112,392,671	$5,510,499	$121,438,078

50	PIMCO INCOME FUND	See Accompanying Notes

March 31, 2018

There were no significant transfers among Levels 1 and 2 during the period ended March 31, 2018.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2018:

Category and Subcategory	Beginning Balance at 03/31/2017	Net Purchases(1)	Net Sales(1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2018	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2018(2)
Investments in Securities, at Value
Loan Participations and Assignments	$166,622	$281,449	$(122,977)	$(3,170)	$(8,118)	$738	$0	$(2,937)	$311,607	$840
Corporate Bonds & Notes
Banking & Finance	1,345,042	69,329	(1,355,556)	0	0	11,742	0	0	70,557	1,228
Industrials	88,498	0	(81,625)	(10)	(48)	212	0	(439)	6,588	244
Utilities	7,029	42	(4,837)	0	(10,505)	8,271	0	0	0	0
Municipal Bonds & Notes
Missouri	56,390	0	(24,200)	260	1,359	126	0	(33,935)	0	0
Non-Agency Mortgage-Backed Securities	648,464	3,975,432	(21,546)	(1,478)	(36,324)	(20,993)	0	(241)	4,543,314	39,558
Asset-Backed Securities	165,215	502,419	(20,972)	743	908	4,563	0	(147,835)	505,041	1,888
Common Stocks
Energy	0	0	0	0	0	1091	0	0	1,091	1,091
Financials	1,728	4,589	0	0	0	1,961	0	0	8,278	1,961
Health Care	0	0	0	0	0	0	162	0	162	0
Warrants
Industrials		0	0	0	0	225	0	0	225	225
Information Technology	6	0	0	0	0	1	0	0	7	1
Preferred Securities
Industrials	0	12,675	0	0	0	(1,267)	0	0	11,408	(1,267)
	$2,478,994	$4,845,935	$(1,631,713)	$(3,655)	$(52,728)	$6,670	$162	$(185,387)	$5,458,278	$45,769

Investments in Affiliates, at Value
Common Stocks
Energy	0	4,021	0	0	0	42,623	0	0	46,644	42,623
Warrants
Industrials	0	3,896	0	0	0	778	0	0	4,674	778
	$0	$7,917	$0	$0	$0	$43,401	$0	$0	$51,318	$43,401

Financial Derivative Instruments - Assets
Over the counter	$77	$1,130	$1	$0	$(61)	$(244)	$0	$0	$903	$(284)

Financial Derivative Instruments - Liabilities
Over the counter	$(202)	$0	$(159)	$0	$159	$115	$0	$87	$0	$0
Totals	$2,478,869	$4,854,982	$(1,631,871)	$(3,655)	$(52,630)	$49,942	$162	$(185,300)	$5,510,499	$88,886

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	51

Summary Schedule of Investments PIMCO Income Fund (Cont.)

March 31, 2018

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2018	Valuation Technique		Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$66,802	Other Valuation Techniques(3)		—	—
	188,810	Proxy Pricing		Base Price	100.000-100.625
	55,995	Third Party Vendor		Broker Quote	100.000-100.810
Corporate Bonds & Notes
Banking & Finance	70,557	Proxy Pricing		Base Price	100.000
Industrials	5,275	Proxy Pricing		Base Price	104.400
	1,313	Third Party Vendor		Broker Quote	107.300
Non-Agency Mortgage-Backed Securities	52,568	Proxy Pricing		Base Price	$603,897.180
	3,345,170	Proxy Pricing		Base Price	33.930-102.033
	1,145,576	Third Party Vendor		Broker Quote	90.500-92.431
Asset-Backed Securities	494,807	Proxy Pricing		Base Price	(0.000)-97.917
	10,234	Third Party Vendor		Broker Quote	74.230-100.000
Common Stocks
Energy	1,091	Other Valuation Techniques(3)		—	—
Financials	8,278	Discounted Cashflow		Discounted Rate	$1.200
Health Care	162	Third Party Vendor		Broker Quote	$1.600
Warrants
Industrials	225	Other Valuation Techniques(3)		—	—
Information Technology	7	Other Valuation Techniques(3)		—	—
Preferred Securities
Industrials	11,408	Other Valuation Techniques	(3)	—	—

Investments in Affiliates, at Value
Common Stocks
Energy	46,644	Other Valuation Techniques(3)		—	—
Warrants
Industrials	4,674	Other Valuation Techniques(3)		—	—

Financial Derivative Instruments - Assets
Over the counter	903	Indicative Market Quotation		Broker Quote	0.881-4.201

Total	$ 5,510,499

(1)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2018 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

52	PIMCO INCOME FUND	See Accompanying Notes

Notes to Financial Statements

March 31, 2018

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class, Class A, Class C and Class R shares of the PIMCO Income Fund (the “Fund”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Fund.

On March 23, 2018, PIMCO processed an automatic conversion of all Class D shares of the Fund into Class A shares of the Fund. Shareholders of Class D received Class A shares of equal value to their outstanding shares of Class D as of March 23, 2018. The conversion was tax-free and shareholders did not have to pay any sales charge, fee or other charge in connection with the conversion.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Fund is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

ANNUAL REPORT	MARCH 31, 2018	53

Notes to Financial Statements (Cont.)

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Fund may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders  Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal

54	PIMCO INCOME FUND

March 31, 2018

period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Fund estimates the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is estimated that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Fund’s daily internal accounting records and practices, the Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include, among others, the treatment of paydowns on mortgage-backed securities purchased at a discount and periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be reported on Form 1099 DIV sent to shareholders for the calendar year.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gain (loss) and/or paid in capital to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements  In March 2016, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2016-05, which provides guidance related to the impact of derivative contract novations on certain relationships under Accounting Standards Codification (“ASC”) 815. The ASU is effective for annual periods beginning after December 15, 2016, and interim periods within those annual periods. The Fund has adopted the ASU. The implementation of the ASU did not have an impact on the Fund’s financial statements.

In August 2016, the FASB issued ASU 2016-15 which amends ASC 230 to clarify guidance on the classification of certain cash receipts and cash payments in the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2016, the U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of

ANNUAL REPORT	MARCH 31, 2018	55

Notes to Financial Statements (Cont.)

information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and also change the rules governing the form and content of such financial statements. The compliance date for these amendments was August 1, 2017. Compliance is based on reporting period-end date. Management has adopted these amendments and the changes are incorporated in the financial statements.

In November 2016, the FASB issued ASU 2016-18 which amends ASC 230 to provide guidance on the classification and presentation of changes in restricted cash and restricted cash equivalents on the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In March 2017, the FASB issued ASU 2017-08 which provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Fund has adopted the ASU. The implementation of the ASU did not have an impact on the Fund’s financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of the Fund’s shares is based on the Fund’s NAV. The NAV of the Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Fund or class, by the total number of shares outstanding of the Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Adviser to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity

56	PIMCO INCOME FUND

March 31, 2018

options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in

ANNUAL REPORT	MARCH 31, 2018	57

Notes to Financial Statements (Cont.)

currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in the Fund’s prospectus.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

58	PIMCO INCOME FUND

March 31, 2018

∎

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use

ANNUAL REPORT	MARCH 31, 2018	59

Notes to Financial Statements (Cont.)

broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index

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swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Discounted cash flow valuation uses an internal analysis based on the Adviser’s expectation of future income and expenses, capital structure, exit multiples of a security, and other unobservable inputs which may include contractual and factual loan factors, estimated future payments and credit rating. Significant changes in the unobservable inputs of the models would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short

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Notes to Financial Statements (Cont.)

maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. The table below shows the Fund’s transactions in and earnings from investments in the affiliated Funds for the period ended March 31, 2018 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2018	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$712,019	$50,113,621	$(47,640,800)	$(785)	$437	$3,184,492	$29,021	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

An affiliate includes any company in which the Fund owns 5% or more of a company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers at March 31, 2018 (amounts in thousands†, except number of shares).

Security Name	Shares Held at 03/31/2017	Shares Purchased	Shares Sold	Shares Held at 03/31/2018	Net Realized Gain/(Loss) on Sale of Shares	Dividend Income	Market Value 03/31/2018
Dommo Energia S.A.	0	153,992,970	0	153,992,970	$0	$0	$46,644
Sierra Hamilton Holder LLC	0	15,369,768	0	15,369,768	$0	$0	$4,674

†	A zero balance may reflect actual amounts rounding to less than one thousand.

(b) Investments in Securities

The Fund may utilize the investments and strategies described below to the extent permitted by the Fund’s investment policies.

Delayed-Delivery Transactions  involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When the Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds  are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower

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than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loan Participations, Assignments and Originations  are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Fund. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Fund may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Fund may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of March 31, 2018, the Fund had $403,200,000 in unfunded loan commitments outstanding.

Mortgage-Related and Other Asset-Backed Securities  directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by

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Notes to Financial Statements (Cont.)

savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches”, with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all

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of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Payment In-Kind Securities  (“PIKs”) may give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Statement of Assets and Liabilities.

Real Estate Investment Trusts  (“REITs”) are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. Distributions received from REITs may be characterized as income, capital gain or a return of capital. A return of capital is recorded by the Fund as a reduction to the cost basis of its investment in the REIT. REITs are subject to management fees and other expenses, and so the Funds that invest in REITs will bear their proportionate share of the costs of the REITs’ operations.

Restricted Investments  are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Fund at March 31, 2018 are disclosed in the Notes to Schedule of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

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Notes to Financial Statements (Cont.)

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

Roll-timing strategies can be used where the Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively.

Warrants   are securities that are usually issued together with a debt security or preferred security and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants are freely transferable and are often traded on major exchanges. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt securities. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt securities at the same coupon rate. A decline in interest rates would permit the Fund to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.

When-Issued Transactions  are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

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5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Fund may enter into the borrowings and other financing transactions described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location of these instruments in the Fund’s financial statements is described below.

(a) Repurchase Agreements  Under the terms of a typical repurchase agreement, the Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by the Fund’s custodian or designated subcustodians under tri-party repurchase agreements and in certain instances will remain in custody with the counterparty. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  A sale-buyback financing transaction consists of a sale of a security by the Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Fund are reflected as a liability on the Statement of Assets and Liabilities. The Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Fund would have

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Notes to Financial Statements (Cont.)

otherwise received had the security not been sold and (ii) the negotiated financing terms between the Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  Short sales are transactions in which the Fund sells a security that it may not own. The Fund may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Fund engages in a short sale, it may borrow the security sold short and deliver it to the counterparty. The Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statement of Assets and Liabilities. Short sales expose the Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Fund. A short sale is “against the box” if the Fund holds in its portfolio or has the right to acquire the security sold short at no additional cost. The Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Fund may enter into the financial derivative instruments described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on how and why the Fund uses financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Fund.

(a) Forward Foreign Currency Contracts  may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange

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rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  are agreements to buy or sell a security or other asset for a set price on a future date. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts  may be written or purchased to enhance returns or to hedge an existing position or future investment. The Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased

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Notes to Financial Statements (Cont.)

with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Credit Default Swaptions  may be written or purchased to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection on a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Foreign Currency Options  may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Interest Rate Swaptions  may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

(d) Swap Agreements  are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gain (loss) on the Statement of Operations.

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For purposes of applying the Fund’s investment policies and restrictions, swap agreements are generally valued by the Fund at market value. In the case of a credit default swap, in applying certain of the Fund’s investment policies and restrictions, the Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Fund’s other investment policies and restrictions. For example, the Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines (if any) because such value in general better reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, the Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

To the extent the Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements  on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

ANNUAL REPORT	MARCH 31, 2018	71

Notes to Financial Statements (Cont.)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the agreement, undergoes a certain credit event. Unlike credit default swaps on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues, deliverable obligations in most instances would be limited to the specific referenced obligation, or in some cases specific tranches of the specified reference obligation, as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. The Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds,

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which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Fund is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  may be entered into to help hedge against interest rate risk exposure and to maintain the Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Fund holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

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Notes to Financial Statements (Cont.)

Total Return Swap Agreements  are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, the Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payments in the event of a net negative total return.

7. PRINCIPAL RISKS

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund.

Interest Rate Risk  is the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Call Risk  is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk  is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

High Yield Risk  is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk  is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk  is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

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Liquidity Risk  is the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk  is the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund’s use of derivatives may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the Fund’s clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund’s performance.

Equity Risk  is the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Mortgage-Related and Other Asset-Backed Securities Risk  is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk.

Foreign (Non-U.S.) Investment Risk  is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk  is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

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Notes to Financial Statements (Cont.)

Sovereign Debt Risk  is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk  is the risk that foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk  is the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk  is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

Short Exposure Risk  is the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund.

Distribution Rate Risk  is the risk that the Fund’s distribution rate may change unexpectedly as a result of numerous factors, including changes in realized and projected market returns, fluctuations in market interest rates, Fund performance and other factors.

8. MASTER NETTING ARRANGEMENTS

The Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a

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specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or sale-buyback transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission (“CFTC”). In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Fund. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.

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Notes to Financial Statements (Cont.)

Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	Class P	Administrative Class	Class A	Class C	Class R
0.25%	0.25%	0.35%	0.25%	0.40%	0.40%	0.40%

(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of the Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, the Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping,

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shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class C	0.75%	0.25%
Class R	0.25%	0.25%

	Distribution and/or Servicing Fee
Administrative Class	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund. For the period ended March 31, 2018, the Distributor retained $8,573,595 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) taxes and governmental fees; (ii) brokerage fees and commissions and other portfolio transaction expenses; (iii) the costs of borrowing money, including interest expense; (iv) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (v) extraordinary expense, including costs of litigation and indemnification expenses; (vi) organizational expenses; and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $152,300, plus $15,750 for each Board meeting attended in person, $775 ($2,025 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each Board meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $18,000 and each other committee chair receives an additional annual retainer of $4,500. Each Trustee, other than the Trustees affiliated with PIMCO, or its affiliates, receives $775 for each Valuation Oversight Committee meeting attended. In addition, the Valuation Oversight Committee co-leads together receive an additional retainer of $11,500, which amount is divided evenly among the co-leads so that each individually receives an additional annual retainer of $5,750. The Lead Independent Trustee receives an annual retainer of $13,000.

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Notes to Financial Statements (Cont.)

These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets except PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed to waive a portion of the Fund’s Supervisory and Administrative Fee, or reimburse the Fund, to the extent that the Fund’s organizational expenses and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of the Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Under certain conditions, PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. At March 31, 2018, there were no recoverable amounts.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Fund is permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended March 31, 2018, the Fund engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act (amounts in thousands†):

Purchases	Sales
$1,007,679	$406,215

†	A zero balance may reflect actual amounts rounding to less than one thousand.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

80	PIMCO INCOME FUND

March 31, 2018

12. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The transaction costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2018, were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$302,645,073	$284,707,538	$32,958,397	$12,062,784

†	A zero balance may reflect actual amounts rounding to less than one thousand.

ANNUAL REPORT	MARCH 31, 2018	81

Notes to Financial Statements (Cont.)

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Year Ended 03/31/2018				Year Ended 03/31/2017
	Shares		Amount		Shares	Amount

Receipts for shares sold
Institutional Class	2,061,714		$25,462,672		1,267,500	$15,243,952
Class P	978,704		12,088,132		681,406	8,191,681
Administrative Class	18,324		226,313		18,400	220,987
Class D	531,266		6,566,206		390,487	4,693,227
Class A	1,534,206	(a)	18,723,172	(a)	306,480	3,681,017
Class C	237,440		2,935,278		207,313	2,487,563
Class R	15,964		197,160		13,371	160,484

Issued as reinvestment of distributions
Institutional Class	174,030		2,149,112		114,292	1,375,749
Class P	71,013		876,979		46,722	562,480
Administrative Class	1,594		19,686		1,162	13,989
Class D	49,608		613,455		43,886	528,016
Class A	40,913		505,167		31,430	378,155
Class C	26,147		322,932		22,558	271,410
Class R	1,484		18,334		1,073	12,915

Cost of shares redeemed
Institutional Class	(707,443)		(8,727,827)		(534,343)	(6,416,938)
Class P	(358,468)		(4,420,866)		(270,885)	(3,255,014)
Administrative Class	(15,100)		(186,471)		(14,697)	(175,309)
Class D	(1,537,336	)(a)	(18,761,422	)(a)	(261,440)	(3,138,110)
Class A	(239,726)		(2,957,113)		(211,100)	(2,534,410)
Class C	(162,960)		(2,010,553)		(133,916)	(1,609,635)
Class R	(7,142)		(88,207)		(5,265)	(63,300)
Net increase (decrease) resulting from Fund share transactions	2,714,232		$33,552,139		1,714,434	$20,628,909

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	On March 23, 2018, 1,119,955 Class D shares in the amount of $13,609,806 converted into Class A shares of the Fund.

14. REGULATORY AND LITIGATION MATTERS

The Fund is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

82	PIMCO INCOME FUND

March 31, 2018

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Fund’s tax positions for all open tax years. As of March 31, 2018, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

As of March 31, 2018, the components of distributable taxable earnings are as follows (amounts in thousands†):

	Undistributed Ordinary Income(1)	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(2)	Other Book-to-Tax Accounting Differences(3)	Accumulated Capital Losses(4)	Qualified Late-Year Loss Deferral - Capital(5)	Qualified Late-Year Loss Deferral - Ordinary(6)
PIMCO Income Fund	$194,666	$0	$873,638	$(50,381)	$(88,685)	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Includes undistributed short-term capital gains, if any.
(2)

Adjusted for open wash sale loss deferrals and accelerated recognition of unrealized gain on certain futures and forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain/loss on swap contracts, sale/buyback transactions, Lehman securities, straddle loss deferrals, Real Estate Investment Trusts (REITs) and convertible preferred securities.

(3)

Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for organizational costs and distributions payable at fiscal year-end.

(4)	Capital losses available to offset future net capital gains expire in varying amounts as shown below.
(5)	Capital losses realized during the period November 1, 2017 through March 31, 2018 which the Fund elected to defer to the following taxable year pursuant to income tax regulations.
(6)	Specified losses realized during the period November 1, 2017 through March 31, 2018 which the Fund elected to defer to the following taxable year pursuant to income tax regulations.

Under the Regulated Investment Company Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considereed all short-term under previous law. As of March 31, 2018, the Fund had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term
PIMCO Income Fund	$88,685	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

ANNUAL REPORT	MARCH 31, 2018	83

Notes to Financial Statements (Cont.)

March 31, 2018

As of March 31, 2018, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(7)
PIMCO Income Fund	$121,452,391	$5,756,326	$(4,849,250)	$907,076

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)

Primary differences between book and tax net unrealized appreciation/(depreciation) are attributable to open wash sale loss deferrals, unrealized gain or loss on certain futures and forward contracts, Real Estate Investment Trusts (REITs) realized and unrealized gain (loss) swap contracts, sale/buyback transactions, Lehman securities, straddle loss deferrals, and convertible preferred securities.

For the fiscal years ended March 31, 2018 and March 31, 2017, respectively, the Fund made the following tax basis distributions (amounts in thousands†):

	March 31, 2018			March 31, 2017
	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)
PIMCO Income Fund	$5,077,185	$0	$0	$3,037,765	$0	$473,062

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)	Includes short-term capital gains distributed, if any.
(9)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

16. SUBSEQUENT EVENTS

On February 13, 2018, the Board approved a proposal to change the name of Class P for all Funds of the Trust that offer such class to I-2. The name change occurred on April 27, 2018.

There were no other subsequent events identified that require recognition or disclosure.

84	PIMCO INCOME FUND

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Funds and Shareholders of PIMCO Income Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the summary schedule of investments, of PIMCO Income Fund (one of the funds constituting PIMCO Funds, referred to hereafter as the “Fund”) as of March 31, 2018, the related statements of operations and cash flows for the year ended March 31, 2018, the statement of changes in net assets for each of the two years in the period ended March 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2018, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2018 and the financial highlights for each of the five years in the period ended March 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Kansas City, Missouri

May 24, 2018

We have served as the auditor of one or more investment companies in PIMCO Funds since 1987.

ANNUAL REPORT	MARCH 31, 2018	85

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	JML	JP Morgan Securities Plc
BCY	Barclays Capital, Inc.	JPM	JP Morgan Chase Bank N.A.
BOA	Bank of America N.A.	JPS	JP Morgan Securities, Inc.
BOM	Bank of Montreal	MEI	Merrill Lynch International
BOS	Banc of America Securities LLC	MSB	Morgan Stanley Bank, N.A
BPG	BNP Paribas Securities Corp.	MYC	Morgan Stanley Capital Services, Inc.
BPS	BNP Paribas S.A.	MYI	Morgan Stanley & Co. International PLC
BRC	Barclays Bank PLC	NAB	National Australia Bank Ltd.
BSH	Banco Santander S.A. - New York Branch	NGF	Nomura Global Financial Products, Inc.
BSN	Bank of Nova Scotia	NOM	Nomura Securities International Inc.
BSS	Banco Santander S.A.	RBC	Royal Bank of Canada
CBK	Citibank N.A.	RCY	Royal Bank of Canada
CFR	Credit Suisse Securities (Europe) Ltd.	RYL	Royal Bank of Scotland Group PLC
CIB	Canadian Imperial Bank of Commerce	SAL	Citigroup Global Markets, Inc.
DUB	Deutsche Bank AG	SCX	Standard Chartered Bank
FBF	Credit Suisse International	SOG	Societe Generale
FICC	Fixed Income Clearing Corporation	SSB	State Street Bank and Trust Co.
GLM	Goldman Sachs Bank USA	TDM	TD Securities (USA) LLC
GST	Goldman Sachs International	TOR	Toronto Dominion Bank
HUS	HSBC Bank USA N.A.	UAG	UBS AG Stamford
IND	Crédit Agricole Corporate and Investment Bank S.A.	UBS	UBS Securities LLC

Currency Abbreviations:
ARS	Argentine Peso	JPY	Japanese Yen
AUD	Australian Dollar	MXN	Mexican Peso
BRL	Brazilian Real	NGN	Nigerian Naira
CAD	Canadian Dollar	NZD	New Zealand Dollar
CHF	Swiss Franc	PEN	Peruvian New Sol
DKK	Danish Krone	RUB	Russian Ruble
EUR	Euro	TRY	Turkish New Lira
GBP	British Pound	USD (or $)	United States Dollar
IDR	Indonesian Rupiah	ZAR	South African Rand
INR	Indian Rupee

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CDX.IG	Credit Derivatives Index - Investment Grade
CDX.EM	Credit Derivatives Index - Emerging Markets	CMBX	Commercial Mortgage-Backed Index
CDX.HY	Credit Derivatives Index - High Yield	PrimeX.ARM	Prime Mortgage-Backed Securities Index - Adjustable Rate Mortgage

Other Abbreviations:
BBR	Bank Bill Rate	LIBOR	London Interbank Offered Rate
BBSW	Bank Bill Swap Reference Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.
CDI	Brazil Interbank Deposit Rate	RMBS	Residential Mortgage-Backed Security
DAC	Designated Activity Company	TBA	To-Be-Announced
ESM	European Stability Mechanism	TBD	To-Be-Determined
EURIBOR	Euro Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
JIBAR	Johannesburg Interbank Agreed Rate

86	PIMCO INCOME FUND

Federal Income Tax Information

(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Fund’s fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction.  Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund’s dividend distribution that qualifies under tax law. The percentage of the following Fund’s Fiscal 2018 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below:

Qualified Dividend Income.  Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentage of ordinary dividends paid during the fiscal year ended March 31, 2018 was designated as ‘qualified dividend income’ as defined in the Act subject to reduced tax rates in 2018:

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only).  Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2018 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2018 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s†)	Qualified Short-Term Capital Gain (000s†)
PIMCO Income Fund	0.00%	0.00%	$2,654,353	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2019, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2018.

ANNUAL REPORT	MARCH 31, 2018	87

Management of the Trust

The charts below identify the Trustees and executive officers of the Trust. Unless otherwise indicated, the address of all persons below is 650 Newport Center Drive, Newport Beach, CA 92660.

The Funds’ Statement of Additional Information includes more information about the Trustees and Officers. To request a free copy, call PIMCO at (888) 87-PIMCO or visit the Funds’ website at www.pimco.com.

Name, Year of Birth and Position Held with Trust*	Term of Office and Length of Time Served†	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Public Company and Investment Company Directorships Held by Trustee During the Past 5 Years
Interested Trustees[1]
Brent R. Harris (1959) Chairman of the Board and Trustee	02/1992 to present	Managing Director, PIMCO. Formerly, member of Executive Committee, PIMCO.	162	Chairman and Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT; Director, StocksPLUS® Management, Inc; and member of Board of Governors, Investment Company Institute.
Peter G. Strelow (1970) Trustee	05/2017 to present	Managing Director and Co-Chief Operating Officer, PIMCO. Formerly, Chief Administrative Officer, PIMCO.	141	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust.
Independent Trustees
George E. Borst (1948) Trustee	04/2015 to present	Executive Advisor, McKinsey & Company (since 10/14); Formerly, Executive Advisor, Toyota Financial Services (10/13-12/14); and CEO, Toyota Financial Services (1/01-9/13).	141	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust; Director, MarineMax Inc.
Jennifer Holden Dunbar (1963) Trustee	04/2015 to present	Managing Director, Dunbar Partners, LLC (business consulting and investments). Formerly, Partner, Leonard Green & Partners, L.P.	162	Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT; Director, PS Business Parks; Director, Big 5 Sporting Goods Corporation.
Kym M. Hubbard (1957) Trustee	02/2017 to present	Formerly, Global Head of Investments, Chief Investment Officer and Treasurer, Ernst & Young.	141	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust; Director, State Auto Financial Corporation.
Gary F. Kennedy (1955) Trustee	04/2015 to present	Formerly, Senior Vice President, General Counsel and Chief Compliance Officer, American Airlines and AMR Corporation (now American Airlines Group) (1/03-1/14).	141	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust.
Peter B. McCarthy (1950) Trustee	04/2015 to present	Formerly, Assistant Secretary and Chief Financial Officer, United States Department of Treasury; Deputy Managing Director, Institute of International Finance.	162	Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.
Ronald C. Parker (1951) Lead Independent Trustee	07/2009 to present Lead Independent Trustee - 02/2017 to present	Director of Roseburg Forest Products Company. Formerly, Chairman of the Board, The Ford Family Foundation; and President, Chief Executive Officer, Hampton Affiliates (forestry products).	162	Lead Independent Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust; Trustee, PIMCO Equity Series and PIMCO Equity Series VIT.

*	Unless otherwise noted, the information for the individuals listed is as of March 31, 2018.
[1]	Mr. Harris and Mr. Strelow are “interested persons” of the Trust (as that term is defined in the 1940 Act) because of their affiliations with PIMCO.
†	Trustees serve until their successors are duly elected and qualified.

88	PIMCO INCOME FUND

(Unaudited)

Executive Officers

Name, Year of Birth and Position Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years*
Peter G. Strelow (1970) President	01/2015 to present Senior Vice President 11/2013 to 01/2015 Vice President 05/2008 to 11/2013	Managing Director and Co-Chief Operating Officer, PIMCO. President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Chief Administrative Officer, PIMCO.
David C. Flattum (1964) Chief Legal Officer	11/2006 to present	Managing Director and General Counsel, PIMCO. Chief Legal Officer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Formerly, Managing Director, Chief Operating Officer and General Counsel, Allianz Asset Management of America L.P.
Jennifer E. Durham (1970) Chief Compliance Officer	07/2004 to present	Managing Director and Chief Compliance Officer, PIMCO. Chief Compliance Officer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.
Brent R. Harris (1959) Senior Vice President	01/2015 to present President 03/2009 to 01/2015	Managing Director, PIMCO. Senior Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Formerly, member of Executive Committee, PIMCO.
Joshua D. Ratner (1976)** Vice President - Senior Counsel, Secretary	11/2013 to present Assistant Secretary 10/2007 to 01/2011	Executive Vice President and Deputy General Counsel, PIMCO. Chief Legal Officer, PIMCO Investments LLC. Vice President – Senior Counsel, Secretary, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Vice President, Secretary and Chief Legal Officer, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.
Ryan G. Leshaw (1980) Assistant Secretary	05/2012 to present	Senior Vice President and Senior Counsel, PIMCO. Assistant Secretary, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Associate, Willkie Farr & Gallagher LLP.
Wu-Kwan Kit (1981) Assistant Secretary	08/2017 to present	Vice President and Counsel, PIMCO. Assistant Secretary, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Assistant General Counsel, VanEck Associates Corp.
Stacie D. Anctil (1969) Vice President	05/2015 to present Assistant Treasurer 11/2003 to 05/2015	Executive Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.
William G. Galipeau (1974) Vice President	11/2013 to present	Executive Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.
Eric D. Johnson (1970)** Vice President	05/2011 to present	Executive Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.
Henrik P. Larsen (1970) Vice President	02/1999 to present	Senior Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.
Bijal Y. Parikh (1978) Vice President	02/2017 to present	Senior Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.
Greggory S. Wolf (1970) Vice President	05/2011 to present	Senior Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.
Trent W. Walker (1974) Treasurer	11/2013 to present Assistant Treasurer 05/2007 to 11/2013	Executive Vice President, PIMCO. Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.

ANNUAL REPORT	MARCH 31, 2018	89

Management of the Trust (Cont.)

(Unaudited)

Name, Year of Birth and Position Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years*
Erik C. Brown (1967) Assistant Treasurer	02/2001 to present	Executive Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.
Colleen D. Miller (1980)** Assistant Treasurer	02/2017 to present	Senior Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Vice President Cohen & Steers Capital Management.
Christopher M. Morin (1980) Assistant Treasurer	08/2016 to present	Senior Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.
Jason J. Nagler (1982)** Assistant Treasurer	05/2015 to present	Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Head of Mutual Fund Reporting, GMO and Assistant Treasurer, GMO Trust and GMO Series Trust Funds.

*

The term “PIMCO-Sponsored Closed-End Funds” as used herein includes: PIMCO California Municipal Income Fund, PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III, PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO New York Municipal Income Fund, PIMCO New York Municipal Income Fund II, PIMCO New York Municipal Income Fund III, PCM Fund Inc., PIMCO Corporate & Income Opportunity Fund, PIMCO Corporate & Income Strategy Fund, PIMCO Dynamic Credit and Mortgage Income Fund, PIMCO Dynamic Income Fund, PIMCO Global StocksPLUS® & Income Fund, PIMCO High Income Fund, PIMCO Income Opportunity Fund, PIMCO Income Strategy Fund, PIMCO Income Strategy Fund II and PIMCO Strategic Income Fund, Inc.; the term “PIMCO-Sponsored Interval Funds” as used herein includes: PIMCO Flexible Credit Income Fund and PIMCO Flexible Municipal Income Fund.

**	The address of these officers is Pacific Investment Management Company LLC, 1633 Broadway, New York, New York 10019.

90	PIMCO INCOME FUND

Privacy Policy1

(Unaudited)

The Funds2,3 consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ non-public personal information. The Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers or sub-advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial advisor or consultant, and/or from information captured on applicable websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any non-public personal information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Funds or their affiliates may also retain non-affiliated companies to market Fund shares or products which use Fund shares and enter into joint marketing arrangements with them and other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm and/or financial advisor or consultant.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal or account information to non-affiliated third parties in limited circumstances where the Funds believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to protect their rights or property, or upon reasonable request by any fund advised by PIMCO in which a shareholder has invested. In addition, the Funds may disclose information about a shareholder or a shareholder’s accounts to a non-affiliated third party at the shareholder’s request or with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing shareholders’ accounts, and subject to applicable law may provide shareholders with information about products and services that the Funds or their Advisers, distributors or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds may share may include, for example, a shareholder’s participation in the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), information about the Funds’ experiences or transactions with a shareholder, information captured on applicable websites, or other data about a shareholder’s accounts, subject

ANNUAL REPORT	MARCH 31, 2018	91

Privacy Policy1 (Cont.)

(Unaudited)

to applicable law. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have implemented procedures that are designed to restrict access to a shareholder’s non-public personal information to internal personnel who need to know that information to perform their jobs, such as servicing shareholder accounts or notifying shareholders of new products or services. Physical, electronic and procedural safeguards are in place to guard a shareholder’s non-public personal information.

Information Collected from Websites

Websites maintained by the Funds or their service providers may use a variety of technologies to collect information that help the Funds and their service providers understand how the website is used. Information collected from your web browser (including small files stored on your device that are commonly referred to as “cookies”) allow the websites to recognize your web browser and help to personalize and improve your user experience and enhance navigation of the website. In addition, the Funds or their Service Affiliates may use third parties to place advertisements for the Funds on other websites, including banner advertisements. Such third parties may collect anonymous information through the use of cookies or action tags (such as web beacons). The information these third parties collect is generally limited to technical and web navigation information, such as your IP address, web pages visited and browser type, and does not include personally identifiable information such as name, address, phone number or email address. If you are a registered user of the Funds’ website, the Funds or their service providers or third party firms engaged by the Funds or their service providers may collect or share information submitted by you, which may include personally identifiable information. This information can be useful to the Funds when assessing and offering services and website features. You can change your cookie preferences by changing the setting on your web browser to delete or reject cookies. If you delete or reject cookies, some website pages may not function properly. The Funds do not look for web browser “do not track” requests.

Changes to the Privacy Policy

From time to time, the Funds may update or revise this privacy policy. If there are changes to the terms of this privacy policy, documents containing the revised policy on the relevant website will be updated.

1 Amended as of February 14, 2017.

2 PIMCO Investments LLC (“PI”) serves as the Funds’ distributor. This Privacy Policy applies to the activities of PI to the extent that PI regularly effects or engages in transactions with or for a Fund shareholder who is the record owner of such shares. For purposes of this Privacy Policy, references to “the Funds” shall include PI when acting in this capacity.

3 When distributing this Policy, a Fund may combine the distribution with any similar distribution of its investment adviser’s privacy policy. The distributed, combined policy may be written in the first person (i.e., by using “we” instead of “the Funds”).

92	PIMCO INCOME FUND

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

DST Asset Manager Solutions, Inc.

Institutional Class, Class P, Administrative Class

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

DST Asset Manager Solutions, Inc.

Class A, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PF3013AR_033118

PIMCO Funds

Annual Report

March 31, 2018

PIMCO Low Duration Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

Following is the PIMCO Funds Annual Report, which covers the 12-month reporting period ended March 31, 2018. On the subsequent pages you will find specific details regarding investment results and a discussion of factors that most affected performance over the reporting period.

For the 12-month reporting period ended March 31, 2018

The U.S. economy continued to expand during the reporting period. Looking back, U.S. gross domestic product (GDP) expanded at an annual pace of 3.1%, 3.2% and 2.9% during the second, third and fourth quarters of 2017, respectively. The Commerce Department’s initial reading — released after the reporting period had ended — showed that first quarter 2018 GDP grew at an annual pace of 2.3%.

The Federal Reserve (Fed) continued to normalize monetary policy during the reporting period. After raising interest rates in March and June 2017, the Fed again raised rates in December, moving the federal funds rate up to a range between 1.25% and 1.50%. In addition, in October 2017, the Fed started to reduce its balance sheet. Finally, at its March 2018 meeting, the Fed again increased rates to a range between 1.50% and 1.75%. The Fed also indicated that it expected to make two additional rate hikes in 2018, although this will be data-dependent.

Economic activity outside the U.S. also accelerated during the reporting period. Regardless, the European Central Bank (ECB) and Bank of Japan maintained their highly accommodative monetary policies. Other central banks took a more hawkish stance. In November 2017, the Bank of England instituted its first rate hike since 2007, and the Bank of Canada raised rates twice during the reporting period. Meanwhile, the ECB indicated that it may pare back its quantitative easing program in 2018.

The U.S. Treasury yield curve flattened during the reporting period, as short-term rates moved up more than their longer-term counterparts. The increase in rates at the short end of the yield curve was mostly due to Fed interest rate hikes. The yield on the benchmark 10-year U.S. Treasury note was 2.74% at the end of the reporting period, up from 2.40% on March 31, 2017. U.S. Treasuries, as measured by the Bloomberg Barclays U.S. Treasury Index, returned 0.43% over the 12 months ended March 31, 2018. Meanwhile the Bloomberg Barclays U.S. Aggregate Bond Index, a widely used index of U.S. investment grade bonds, returned 1.20% over the period. Riskier fixed income asset classes, including high yield corporate bonds and emerging market debt, outperformed the broad U.S. market. While there were periods of volatility, they performed well given overall solid investor demand. The ICE BofAML U.S. High Yield Index returned 3.69% over the reporting period, whereas emerging market external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 3.34% over the reporting period. Emerging market local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 12.99% over the reporting period.

2	PIMCO LOW DURATION FUND

Global equities generally rose over the first 10 months of the period. This rally was driven by a number of factors, including improving global growth, corporate profits that often exceeded expectations and, in the U.S., optimism surrounding the passage of a tax reform bill in December 2017. However, a portion of those gains were given back during the final two months of the period. This was partially due to concerns over less accommodative central bank policies and fears of a trade war. All told, U.S. equities, as represented by the S&P 500 Index, returned 13.99% over the reporting period. Emerging market equities, as measured by the MSCI Emerging Markets Index, returned 24.93% over the period, whereas global equities, as represented by the MSCI World Index, returned 13.59%. Elsewhere, Japanese equities, as represented by the Nikkei 225 Index, returned 15.50% over the reporting period and European equities, as represented by the MSCI Europe Index, returned -0.43%.

Commodity prices fluctuated but generally moved higher during the 12 months ended March 31, 2018. When the reporting period began, crude oil was approximately $51 a barrel. By the end of the period it was roughly $65 a barrel. This ascent was driven in part by planned and observed production cuts by OPEC and the collapse in Venezuelan oil production, as well as good global growth maintaining demand. Elsewhere, gold and copper prices also moved higher over the reporting period.

Finally, during the reporting period, there were periods of volatility in the foreign exchange markets, possibly due, at least in part, to signs of improving global growth, decoupling central bank policies, and a number of geopolitical events. The U.S. dollar generally weakened against other major currencies over the reporting period. For example, the U.S. dollar fell 15.05%, 12.16% and 4.55% versus the euro, British pound and Japanese yen, respectively, during the 12 months ended March 31, 2018.

Thank you for the assets you have placed with us. We deeply value your trust, and we work diligently to meet your broad investment needs. For any questions regarding your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO. We also invite you to visit our website at www.pimco.com to learn more about our global viewpoints.

Sincerely, Brent R. Harris Chairman of the Board PIMCO Funds May 24, 2018

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

ANNUAL REPORT	MARCH 31, 2018	3

Important Information About the PIMCO Low Duration Fund

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO Low Duration Fund (the “Fund”).

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Fund are likely to decrease in value. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Fund may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the U.S. and many parts of the world, including certain European countries, are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014 and has begun, and may continue, to raise interest rates. To the extent the Fed continues to raise interest rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact the Fund’s performance or cause the Fund to incur losses. As a result, the Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Fund may be subject to various risks as described in the Fund’s prospectus and in the Principal Risks in the Notes to the Financial Statements.

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

On the Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. Class C shares are subject to a 1% CDSC, which may apply in the first year. The Cumulative Returns chart reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class A, Class C and Class R shares, if applicable, is typically lower than Institutional Class performance due

4	PIMCO LOW DURATION FUND

to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The minimum initial investment amount for Institutional Class, Class P and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A and Class C shares is $1,000. There is no minimum initial investment for Class R shares. The Fund measures its performance against at least one broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance average of funds that are tracked by Lipper that have the same fund classification. Each benchmark index and Lipper Average does not take into account fees, expenses or taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. There is no assurance that the Fund, even if the Fund has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) the Fund’s total return in excess of that of the Fund’s benchmark between reporting periods or 2) the Fund’s total return in excess of the Fund’s historical returns between reporting periods. Unusual performance is defined as a significant change in the Fund’s performance as compared to one or more previous reporting periods.

The following table discloses the inception dates of the Fund and its respective share classes along with the Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	Class P*	Administrative Class	Class A**	Class C	Class R	Diversification Status
PIMCO Low Duration Fund	05/11/87	05/11/87	04/30/08	01/03/95	01/13/97	01/13/97	12/31/02	Diversified

*	See the Subsequent Events Note in the Notes to Financial Statements for information regarding the name of Class P.
**	Effective March 23, 2018, Class D shares were automatically converted into Class A shares of the same Fund.

An investment in the Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. It is possible to lose money on investments in the Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Fund. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Fund’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Fund creates a contract between or among any shareholder of the Fund, on the one hand, and the Trust, the Fund, a service provider to the Trust or the Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the

ANNUAL REPORT	MARCH 31, 2018	5

Important Information About the PIMCO Low Duration Fund (Cont.)

Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Trust files a complete schedule of the Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. A copy of the Fund’s Form N-Q is also available without charge, upon request by calling the Trust at (888) 87-PIMCO and on the Fund’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

6	PIMCO LOW DURATION FUND

(THIS PAGE INTENTIONALLY LEFT BLANK)

ANNUAL REPORT	MARCH 31, 2018	7

PIMCO Low Duration Fund

Cumulative Returns Through March 31, 2018

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Average Annual Total Return for the period ended March 31, 2018
	1 Year	5 Years	10 Years	Fund Inception (05/11/87)
PIMCO Low Duration Fund Institutional Class	1.11%	0.93%	2.78%	5.47%
PIMCO Low Duration Fund Class P	1.01%	0.83%	2.68%	5.39%
PIMCO Low Duration Fund Administrative Class	0.86%	0.68%	2.53%	5.21%
PIMCO Low Duration Fund Class A	0.77%	0.59%	2.42%	5.02%
PIMCO Low Duration Fund Class A (adjusted)	(1.50)%	0.13%	2.18%	4.92%
PIMCO Low Duration Fund Class C	0.46%	0.28%	2.07%	4.56%
PIMCO Low Duration Fund Class C (adjusted)	(0.53)%	0.28%	2.07%	4.56%
PIMCO Low Duration Fund Class R	0.52%	0.33%	2.16%	4.76%
ICE BofAML 1-3 Year U.S. Treasury Index±	0.03%	0.51%	1.13%	4.50%
Lipper Short Investment Grade Debt Funds Average	0.85%	0.93%	2.00%	4.60%♦

All Fund returns are net of fees and expenses.

± The Bank of America Merrill Lynch Global Research fixed income index platform was acquired by the Intercontinental Exchange in October 2017 and renamed to ICE BofAML. This change does not impact the manner in which the indices are constructed.

♦ Average annual total return since 04/30/1987.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratio in effect as of period end were 0.53% for Institutional Class shares, 0.63% for Class P shares, 0.78% for Administrative Class shares, 0.82% for Class A shares, 1.17% for Class C shares and 1.12% for Class R shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

8	PIMCO LOW DURATION FUND

Institutional Class - PTLDX	Class P - PLDPX	Administrative Class - PLDAX
Class A - PTLAX	Class C - PTLCX	Class R - PLDRX

Allocation Breakdown as of 03/31/2018†§

Corporate Bonds & Notes	32.3%
Short-Term Instruments‡	32.3%
U.S. Government Agencies	20.1%
Asset-Backed Securities	7.2%
Sovereign Issues	4.6%
Non-Agency Mortgage-Backed Securities	3.5%

†	% of Investments, at value.
§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.
‡	Includes Central Funds Used for Cash Management Purposes.

Investment Objective and Strategy Overview

PIMCO Low Duration Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Underweight exposure to U.S. front-end rates contributed to relative performance, as the front-end interest rates rose.

»	Exposure to securitized debt, primarily non-agency MBS, benefited performance, as these securities generally posted positive total returns.
»	Exposure to investment grade corporate credit contributed to performance, as this sector generally posted positive excess returns.

»	Short exposure to French duration detracted from performance, as interest rates fell.

»

Short positions against a basket of Asian emerging market currencies, particularly the Korean won and Taiwanese dollar, detracted from performance, as these currencies appreciated against the U.S. dollar.

ANNUAL REPORT	MARCH 31, 2018	9

Expense Example PIMCO Low Duration Fund

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from October 1, 2017 to March 31, 2018 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any Acquired Fund Fees and Expenses or transactional costs, such as sales charges (loads) on purchase payments and exchange fees, if any. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (10/01/17)	Ending Account Value (03/31/18)	Expenses Paid During Period*	Beginning Account Value (10/01/17)	Ending Account Value (03/31/18)	Expenses Paid During Period*	Net Annualized Expense Ratio**
Institutional Class	$1,000.00	$997.50	$2.29	$1,000.00	$1,022.64	$2.32	0.46%
Class P	1,000.00	997.00	2.79	1,000.00	1,022.14	2.82	0.56
Administrative Class	1,000.00	996.20	3.53	1,000.00	1,021.39	3.58	0.71
Class A	1,000.00	995.80	3.98	1,000.00	1,020.94	4.03	0.80
Class C	1,000.00	994.30	5.47	1,000.00	1,019.45	5.54	1.10
Class R	1,000.00	994.50	5.22	1,000.00	1,019.70	5.29	1.05

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

10	PIMCO LOW DURATION FUND

Benchmark Descriptions

Index*	Benchmark Descriptions

ICE BofAML 1-3 Year U.S. Treasury Index	The ICE BofAML 1-3 Year U.S. Treasury Index is an unmanaged index comprised of U.S. Treasury securities, other than inflation-protection securities and STRIPS, with at least $1 billion in outstanding face value and a remaining term to final maturity of at least one year and less than three years.

*	It is not possible to invest directly in an unmanaged index.

ANNUAL REPORT	MARCH 31, 2018	11

Financial Highlights PIMCO Low Duration Fund

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year^:	Net Asset Value Beginning of Year	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total
Institutional Class
03/31/2018	$9.85	$0.17	$(0.06)	$0.11	$(0.13)	$0.00	$(0.03)	$(0.16)
03/31/2017	9.87	0.21	(0.02)	0.19	(0.17)	0.00	(0.04)	(0.21)
03/31/2016	10.09	0.20	(0.17)	0.03	(0.21)	0.00	(0.04)	(0.25)
03/31/2015	10.34	0.14	(0.02)	0.12	(0.37)	0.00	0.00	(0.37)
03/31/2014	10.50	0.11	(0.10)	0.01	(0.16)	(0.01)	0.00	(0.17)

Class P
03/31/2018	9.85	0.16	(0.06)	0.10	(0.12)	0.00	(0.03)	(0.15)
03/31/2017	9.87	0.20	(0.02)	0.18	(0.16)	0.00	(0.04)	(0.20)
03/31/2016	10.09	0.19	(0.17)	0.02	(0.20)	0.00	(0.04)	(0.24)
03/31/2015	10.34	0.13	(0.02)	0.11	(0.36)	0.00	0.00	(0.36)
03/31/2014	10.50	0.10	(0.10)	0.00	(0.15)	(0.01)	0.00	(0.16)

Administrative Class
03/31/2018	9.85	0.14	(0.06)	0.08	(0.10)	0.00	(0.03)	(0.13)
03/31/2017	9.87	0.19	(0.03)	0.16	(0.14)	0.00	(0.04)	(0.18)
03/31/2016	10.09	0.18	(0.18)	0.00	(0.18)	0.00	(0.04)	(0.22)
03/31/2015	10.34	0.12	(0.02)	0.10	(0.35)	0.00	0.00	(0.35)
03/31/2014	10.50	0.09	(0.10)	(0.01)	(0.14)	(0.01)	0.00	(0.15)

Class A
03/31/2018	9.85	0.14	(0.06)	0.08	(0.10)	0.00	(0.03)	(0.13)
03/31/2017	9.87	0.18	(0.03)	0.15	(0.13)	0.00	(0.04)	(0.17)
03/31/2016	10.09	0.17	(0.17)	0.00	(0.18)	0.00	(0.04)	(0.22)
03/31/2015	10.34	0.11	(0.02)	0.09	(0.34)	0.00	0.00	(0.34)
03/31/2014	10.50	0.08	(0.10)	(0.02)	(0.13)	(0.01)	0.00	(0.14)

Class C
03/31/2018	9.85	0.10	(0.05)	0.05	(0.07)	0.00	(0.03)	(0.10)
03/31/2017	9.87	0.15	(0.02)	0.13	(0.11)	0.00	(0.04)	(0.15)
03/31/2016	10.09	0.14	(0.17)	(0.03)	(0.15)	0.00	(0.04)	(0.19)
03/31/2015	10.34	0.08	(0.02)	0.06	(0.31)	0.00	0.00	(0.31)
03/31/2014	10.50	0.05	(0.10)	(0.05)	(0.10)	(0.01)	0.00	(0.11)

12	PIMCO LOW DURATION FUND	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year	Total Return	Net Assets End of Year (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)	Portfolio Turnover Rate

$9.80	1.11%	$6,141,399	0.46%		0.46%		0.46%		0.46%		1.70%	558%
9.85	1.93	6,206,986	0.53		0.53		0.46		0.46		2.14	415
9.87	0.31	6,579,406	0.51		0.51		0.46		0.46		2.03	186
10.09	1.22	8,159,144	0.46		0.46		0.46		0.46		1.37	110
10.34	0.09	14,841,581	0.46		0.46		0.46		0.46		1.11	248

9.80	1.01	638,153	0.56		0.56		0.56		0.56		1.60	558
9.85	1.83	690,627	0.63		0.63		0.56		0.56		2.05	415
9.87	0.21	848,525	0.61		0.61		0.56		0.56		1.95	186
10.09	1.12	1,149,185	0.56		0.56		0.56		0.56		1.27	110
10.34	(0.01)	2,338,918	0.56		0.56		0.56		0.56		1.01	248

9.80	0.86	96,887	0.71		0.71		0.71		0.71		1.45	558
9.85	1.67	122,997	0.78		0.78		0.71		0.71		1.90	415
9.87	0.06	179,319	0.76		0.76		0.71		0.71		1.81	186
10.09	0.97	302,533	0.71		0.71		0.71		0.71		1.12	110
10.34	(0.16)	522,884	0.71		0.71		0.71		0.71		0.87	248

9.80	0.77	1,290,133	0.80	(c)	0.80	(c)	0.80	(c)	0.80	(c)	1.37	558
9.85	1.58	846,122	0.87		0.87		0.80		0.80		1.81	415
9.87	(0.03)	1,087,057	0.85		0.85		0.80		0.80		1.71	186
10.09	0.88	1,508,086	0.80		0.80		0.80		0.80		1.04	110
10.34	(0.25)	3,043,735	0.80		0.80		0.80		0.80		0.78	248

9.80	0.46	275,531	1.10		1.10		1.10		1.10		1.07	558
9.85	1.28	454,562	1.17		1.17		1.10		1.10		1.50	415
9.87	(0.33)	575,727	1.15		1.15		1.10		1.10		1.39	186
10.09	0.58	700,338	1.10		1.10		1.10		1.10		0.74	110
10.34	(0.55)	959,812	1.10		1.10		1.10		1.10		0.47	248

ANNUAL REPORT	MARCH 31, 2018	13

Financial Highlights PIMCO Low Duration Fund (cont.)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year^:	Net Asset Value Beginning of Year	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

Class R
03/31/2018	$9.85	$0.11	$(0.06)	$0.05	$(0.07)	$0.00	$(0.03)	$(0.10)
03/31/2017	9.87	0.15	(0.02)	0.13	(0.11)	0.00	(0.04)	(0.15)
03/31/2016	10.09	0.14	(0.17)	(0.03)	(0.15)	0.00	(0.04)	(0.19)
03/31/2015	10.34	0.08	(0.02)	0.06	(0.31)	0.00	0.00	(0.31)
03/31/2014	10.50	0.05	(0.10)	(0.05)	(0.10)	(0.01)	0.00	(0.11)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
(a)	Per share amounts based on average number of shares outstanding during the year.
(b)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(c)	Effective March 1, 2018, the Class’s supervisory and administrative fee was decreased by 0.05% to an annual rate of 0.25%.

14	PIMCO LOW DURATION FUND	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year	Total Return	Net Assets End of Year (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$9.80	0.52%	$69,236	1.05%	1.05%	1.05%	1.05%	1.11%	558%
9.85	1.33	80,013	1.12	1.12	1.05	1.05	1.55	415
9.87	(0.28)	91,703	1.10	1.10	1.05	1.05	1.43	186
10.09	0.63	105,708	1.05	1.05	1.05	1.05	0.79	110
10.34	(0.50)	135,958	1.05	1.05	1.05	1.05	0.53	248

ANNUAL REPORT	MARCH 31, 2018	15

Statement of Assets and Liabilities PIMCO Low Duration Fund

(Amounts in thousands†, except per share amounts)
Assets:
Investments, at value
Investments in securities*	$9,456,728
Investments in Affiliates	1,018,573
Financial Derivative Instruments
Exchange-traded or centrally cleared	1,289
Over the counter	28,854
Cash	353
Deposits with counterparty	19,087
Foreign currency, at value	35,005
Receivable for investments sold	788
Receivable for TBA investments sold	1,515,853
Receivable for Fund shares sold	7,579
Interest and/or dividends receivable	29,863
Dividends receivable from Affiliates	1,933
Total Assets	12,115,905

Liabilities:
Borrowings & Other Financing Transactions
Payable for short sales	$1,067
Financial Derivative Instruments
Exchange-traded or centrally cleared	3,856
Over the counter	153,713
Payable for investments purchased	71,279
Payable for investments in Affiliates purchased	1,933
Payable for TBA investments purchased	3,333,011
Deposits from counterparty	13,307
Payable for Fund shares redeemed	21,354
Distributions payable	960
Accrued investment advisory fees	1,879
Accrued supervisory and administrative fees	1,708
Accrued distribution fees	204
Accrued servicing fees	267
Other liabilities	28
Total Liabilities	3,604,566

Net Assets	$8,511,339

Net Assets Consist of:
Paid in capital	$8,908,592
Undistributed (overdistributed) net investment income	(41,488)
Accumulated undistributed net realized gain (loss)	(401,568)
Net unrealized appreciation (depreciation)	45,803
Net Assets	$8,511,339

Cost of investments in securities	$9,282,042
Cost of investments in Affiliates	$1,019,216
Cost of foreign currency held	$35,017
Proceeds received on short sales	$1,069
Cost or premiums of financial derivative instruments, net	$9,273

* Includes repurchase agreements of:	$3,195

†	A zero balance may reflect actual amounts rounding to less than one thousand.

16	PIMCO LOW DURATION FUND	See Accompanying Notes

March 31, 2018

Net Assets:
Institutional Class	$6,141,399
Class P	638,153
Administrative Class	96,887
Class A	1,290,133
Class C	275,531
Class R	69,236
Shares Issued and Outstanding:
Institutional Class	626,757
Class P	65,126
Administrative Class	9,888
Class A	131,652
Class C	28,119
Class R	7,066
Net Asset Value Per Share Outstanding:
Institutional Class	$9.80
Class P	9.80
Administrative Class	9.80
Class A	9.80
Class C	9.80
Class R	9.80

ANNUAL REPORT	MARCH 31, 2018	17

Statement of Operations PIMCO Low Duration Fund

Year Ended March 31, 2018
(Amounts in thousands†)

Investment Income:
Interest, net of foreign taxes*	$174,405
Dividends from Investments in Affiliates	20,734
Total Income	195,139

Expenses:
Investment advisory fees	22,549
Supervisory and administrative fees	20,934
Distribution and/or servicing fees - Administrative Class	269
Distribution and/or servicing fees - Class D	1,519 (a)
Distribution fees - Class C	983
Distribution fees - Class R	183
Servicing fees - Class A	2,111
Servicing fees - Class C	819
Servicing fees - Class R	183
Trustee fees	63
Interest expense	420
Miscellaneous expense	4
Total Expenses	50,037

Net Investment Income (Loss)	145,102

Net Realized Gain (Loss):
Investments in securities	96,228
Investments in Affiliates	(365)
Net capital gain distributions received from Affiliate investments	133
Exchange-traded or centrally cleared financial derivative instruments	(59,340)
Over the counter financial derivative instruments	(167,288)
Foreign currency	18,561

Net Realized Gain (Loss)	(112,071)

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	104,178
Investments in Affiliates	(653)
Exchange-traded or centrally cleared financial derivative instruments	6,744
Over the counter financial derivative instruments	(51,624)
Foreign currency assets and liabilities	757

Net Change in Unrealized Appreciation (Depreciation)	59,402

Net Increase (Decrease) in Net Assets Resulting from Operations	$92,433

* Foreign tax withholdings	$28

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Class D shares converted into Class A shares on March 23, 2018, and are no longer available for purchase or as an exchange.

18	PIMCO LOW DURATION FUND	See Accompanying Notes

Statements of Changes in Net Assets PIMCO Low Duration Fund

(Amounts in thousands†)	Year Ended March 31, 2018		Year Ended March 31, 2017
Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$145,102		$198,989
Net realized gain (loss)	(112,071)		27,343
Net change in unrealized appreciation (depreciation)	59,402		(47,146)

Net Increase (Decrease) in Net Assets Resulting from Operations	92,433		179,186

Distributions to Shareholders:
From net investment income
Institutional Class	(86,344)		(113,039)
Class P	(8,357)		(12,685)
Administrative Class	(1,190)		(2,279)
Class D	(6,462	)(a)	(11,057)
Class A	(8,633)		(13,799)
Class C	(2,373)		(5,749)
Class R	(560)		(1,026)
Tax basis return of capital
Institutional Class	(16,907)		(24,019)
Class P	(1,764)		(2,855)
Administrative Class	(284)		(564)
Class D	(1,611	)(a)	(2,822)
Class A	(2,229)		(3,637)
Class C	(868)		(1,929)
Class R	(194)		(331)

Total Distributions(b)	(137,776)		(195,791)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	(521,013)		(1,104,660)

Total Increase (Decrease) in Net Assets	(566,356)		(1,121,265)

Net Assets:
Beginning of year	9,077,695		10,198,960
End of year*	$8,511,339		$9,077,695

*Including undistributed (overdistributed) net investment income of:	$(41,488)		$(23,625)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)	Class D shares converted into Class A shares on March 23, 2018, and are no longer available for purchase or as an exchange.
(b)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

ANNUAL REPORT	MARCH 31, 2018	19

Schedule of Investments PIMCO Low Duration Fund

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 111.1%

CORPORATE BONDS & NOTES 39.7%

BANKING & FINANCE 30.6%
ABN AMRO Bank NV
1.800% due 06/04/2018		$28,900	$28,886
American Express Credit Corp.
2.375% due 05/26/2020		23,000	22,706
American Tower Corp.
2.800% due 06/01/2020		49,110	48,768
3.450% due 09/15/2021		5,700	5,714
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^(c)	EUR	1,000	375
Bank of America Corp.
2.600% due 01/15/2019		$1,100	1,101
2.650% due 04/01/2019		15,240	15,233
2.815% due 03/05/2024 ~		25,000	24,896
3.159% (US0003M + 1.420%) due 04/19/2021 ~		11,900	12,247
3.178% (US0003M + 0.870%) due 04/01/2019 ~		42,800	43,072
5.650% due 05/01/2018		25,633	25,698
6.875% due 04/25/2018		4,300	4,311
Bank of Montreal
2.375% due 01/25/2019		4,631	4,625
Bank of Nova Scotia
1.950% due 01/15/2019		1,200	1,194
Barclays Bank PLC
14.000% due 06/15/2019 •(h)	GBP	3,700	5,866
Barclays PLC
3.921% (US0003M + 2.110%) due 08/10/2021 ~		$18,900	19,723
Blackstone CQP Holdco LP
6.500% due 03/20/2021		40,800	41,208
BRFkredit A/S
1.000% due 04/01/2018	DKK	74,600	12,313
2.000% due 04/01/2018		2,800	462
Cantor Fitzgerald LP
6.500% due 06/17/2022		$1,850	2,017
Citigroup, Inc.
2.450% due 10/27/2022 ~		25,000	24,896
2.647% (US0003M + 0.880%) due 07/30/2018 ~		92,600	92,793
3.062% (US0003M + 1.310%) due 10/26/2020 ~		1,400	1,430

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.682% (US0003M + 1.380%) due 03/30/2021 ~	$18,369	$18,814
Citizens Bank N.A.
2.300% due 12/03/2018	11,300	11,263
2.500% due 03/14/2019	14,000	13,959
Commonwealth Bank of Australia
1.750% due 11/02/2018	8,100	8,062
Credit Suisse AG
2.440% (US0003M + 0.680%) due 04/27/2018 ~	8,350	8,352
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022	700	705
4.024% (US0003M + 2.290%) due 04/16/2021 ~	15,000	15,760
Dexia Credit Local S.A.
2.500% due 01/25/2021	27,000	26,812
Discover Bank
2.600% due 11/13/2018	2,525	2,525
First Republic Bank
2.375% due 06/17/2019	300	298
Ford Motor Credit Co. LLC
2.717% (US0003M + 0.930%) due 11/04/2019 ~	53,500	53,855
2.875% due 10/01/2018	5,790	5,796
3.025% (US0003M + 0.900%) due 06/15/2018 ~	25,210	25,232
5.000% due 05/15/2018	19,411	19,459
5.750% due 02/01/2021	6,300	6,668
General Motors Financial Co., Inc.
3.068% (US0003M + 1.360%) due 04/10/2018 ~	17,900	17,903
3.100% due 01/15/2019	18,475	18,498
3.200% due 07/13/2020	1,400	1,398
3.282% (US0003M + 1.560%) due 01/15/2020 ~	38,700	39,430
3.780% (US0003M + 2.060%) due 01/15/2019 ~	25,400	25,722
Goldman Sachs Group, Inc.
2.556% due 02/23/2023 ~	18,200	18,141
2.785% (US0003M + 1.040%) due 04/25/2019 ~	8,816	8,877
2.889% (US0003M + 0.800%) due 12/13/2019 ~	5,000	5,032
2.904% (US0003M + 1.160%) due 04/23/2020 ~	2,000	2,029
3.022% (US0003M + 0.730%) due 12/27/2020 ~	39,950	40,149
3.105% (US0003M + 1.360%) due 04/23/2021 ~	19,600	20,046
3.325% (US0003M + 1.200%) due 09/15/2020 ~	6,105	6,204
3.584% (US0003M + 1.600%) due 11/29/2023 ~	20,800	21,466
5.375% due 03/15/2020	5,000	5,215

20	PIMCO LOW DURATION FUND	See Accompanying Notes

March 31, 2018

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 06/15/2020		$9,033	$9,562
7.500% due 02/15/2019		4,200	4,370
HSBC USA, Inc.
2.430% (US0003M + 0.610%) due 11/13/2019 ~		60,750	61,082
2.563% (US0003M + 0.770%) due 08/07/2018 ~		4,200	4,207
ING Bank NV
2.050% due 08/17/2018		25,700	25,649
2.665% (US0003M + 0.780%) due 08/17/2018 ~		5,700	5,713
International Lease Finance Corp.
3.875% due 04/15/2018		1,600	1,600
7.125% due 09/01/2018		200	203
Intesa Sanpaolo SpA
3.875% due 01/15/2019		5,500	5,537
JPMorgan Chase & Co.
2.295% (US0003M + 0.550%) due 04/25/2018 ~		2,300	2,301
2.965% (US0003M + 1.205%) due 10/29/2020 ~		29,500	30,137
4.625% due 05/10/2021		400	417
JPMorgan Chase Bank N.A.
2.070% due 02/13/2020 ~		30,100	30,105
LeasePlan Corp. NV
2.500% due 05/16/2018		2,800	2,798
2.875% due 01/22/2019		2,400	2,393
Macquarie Bank Ltd.
2.880% (US0003M + 1.120%) due 07/29/2020 ~		56,500	57,314
Metropolitan Life Global Funding
2.300% due 04/10/2019		5,400	5,375
Mitsubishi UFJ Financial Group, Inc.
2.757% due 03/02/2023 ~		43,400	43,364
2.950% due 03/01/2021		2,587	2,573
Mizuho Bank Ltd.
2.450% due 04/16/2019		300	299
Mizuho Financial Group, Inc.
2.815% due 03/05/2023 ~		21,600	21,585
Morgan Stanley
3.148% (US0003M + 1.375%) due 02/01/2019 ~		32,000	32,265
5.500% due 01/26/2020		2,100	2,193
6.625% due 04/01/2018		6,000	6,000
Nasdaq, Inc.
2.638% due 03/22/2019 ~		1,400	1,402
Nissan Motor Acceptance Corp.
2.350% due 03/04/2019		3,475	3,468
Nordea Kredit Realkreditaktieselskab
1.000% due 04/01/2018	DKK	386,000	63,711
Nuveen Finance LLC
2.950% due 11/01/2019		$400	399

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Nykredit Realkredit A/S
1.000% due 04/01/2018	DKK	1,565,100	$258,327
1.000% due 07/01/2018		579,800	96,070
1.000% due 10/01/2018		126,400	21,020
2.000% due 04/01/2018		135,200	22,315
2.000% due 07/01/2018		22,900	3,803
Pacific Life Global Funding
4.332% (CPI YOY + 2.120%) due 06/02/2018 «~		$7,450	7,469
Piper Jaffray Cos.
5.060% due 10/09/2018		9,500	9,581
Private Export Funding Corp.
2.650% due 02/16/2021		19,900	19,874
Realkredit Danmark A/S
1.000% due 04/01/2018	DKK	2,850,200	470,438
2.000% due 04/01/2018		310,100	51,184
Reliance Standard Life Global Funding
2.500% due 01/15/2020		$2,000	1,980
Royal Bank of Scotland Group PLC
6.400% due 10/21/2019		8,300	8,714
Santander Holdings USA, Inc.
2.700% due 05/24/2019		6,103	6,089
Springleaf Finance Corp.
6.125% due 05/15/2022		15,675	16,014
Sumitomo Mitsui Banking Corp.
2.081% due 01/17/2020 ~		23,700	23,690
2.409% (US0003M + 0.670%) due 10/19/2018 ~		30,000	30,080
Sumitomo Mitsui Trust Bank Ltd.
2.644% (US0003M + 0.910%) due 10/18/2019 ~		3,200	3,225
Synchrony Financial
2.600% due 01/15/2019		2,500	2,495
3.017% (US0003M + 1.230%) due 02/03/2020 ~		42,500	43,064
UBS AG
2.304% due 05/28/2019 ~		27,000	27,016
2.355% (US0003M + 0.320%) due 12/07/2018 ~		32,200	32,230
UBS Group Funding Switzerland AG
2.950% due 09/24/2020		300	298
3.500% (US0003M + 1.780%) due 04/14/2021 ~		51,200	53,075
Unibail-Rodamco SE
2.492% (US0003M + 0.770%) due 04/16/2019 ~		58,900	59,183

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	21

Schedule of Investments PIMCO Low Duration Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Wells Fargo & Co.
2.625% (US0003M + 0.880%) due 07/22/2020 ~	$4,600	$4,644
3.365% (US0003M + 1.340%) due 03/04/2021 ~	15,350	15,730
Weyerhaeuser Co.
7.375% due 10/01/2019	3,400	3,618

		2,604,452

INDUSTRIALS 7.2%
Adani Ports & Special Economic Zone Ltd.
3.500% due 07/29/2020	17,100	17,022
Altria Group, Inc.
9.250% due 08/06/2019	4,000	4,336
Amazon.com, Inc.
1.900% due 08/21/2020	5,900	5,779
Anheuser-Busch InBev Finance, Inc.
1.900% due 02/01/2019	37,374	37,271
Anheuser-Busch InBev Worldwide, Inc.
2.200% due 08/01/2018	6,000	5,996
AP Moller - Maersk A/S
2.875% due 09/28/2020	1,600	1,587
BAT International Finance PLC
1.850% due 06/15/2018	2,800	2,796
2.635% (US0003M + 0.510%) due 06/15/2018 ~	57,600	57,620
Boston Scientific Corp.
2.850% due 05/15/2020	13,600	13,517
3.375% due 05/15/2022	4,100	4,090
Campbell Soup Co.
2.645% due 03/16/2020 ~	20,300	20,306
2.775% due 03/15/2021 ~	14,200	14,202
Cardinal Health, Inc.
1.950% due 06/15/2018	3,200	3,197
Charter Communications Operating LLC
3.579% due 07/23/2020	13,700	13,744
4.464% due 07/23/2022	4,300	4,398
Conagra Brands, Inc.
2.204% due 10/09/2020 ~	10,900	10,912
Continental Airlines Pass-Through Trust
6.250% due 10/11/2021	544	565
CVS Health Corp.
1.900% due 07/20/2018	4,100	4,092
2.687% due 03/09/2020 ~	15,500	15,563
2.800% due 07/20/2020	400	398
3.125% due 03/09/2020	21,500	21,552
Daimler Finance North America LLC
1.750% due 10/30/2019	4,250	4,172
2.000% due 08/03/2018	43,500	43,435
2.375% due 08/01/2018	5,125	5,122

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Dell International LLC
3.480% due 06/01/2019	$12,087	$12,144
Dominion Energy Gas Holdings LLC
2.500% due 12/15/2019	17,900	17,742
Ecopetrol S.A.
4.250% due 09/18/2018	500	504
Energy Transfer LP
2.500% due 06/15/2018	3,000	3,001
6.700% due 07/01/2018	14,393	14,544
9.700% due 03/15/2019	1,500	1,591
GATX Corp.
2.507% due 11/05/2021 ~	20,600	20,718
General Motors Co.
3.500% due 10/02/2018	4,000	4,006
Georgia-Pacific LLC
2.539% due 11/15/2019	33,800	33,600
Harris Corp.
2.247% due 04/30/2020 ~	19,900	19,916
Heathrow Funding Ltd.
4.875% due 07/15/2023	300	317
Hewlett Packard Enterprise Co.
2.850% due 10/05/2018	400	400
Kinder Morgan Energy Partners LP
2.650% due 02/01/2019	522	521
Kinder Morgan, Inc.
7.250% due 06/01/2018	7,070	7,117
Kraft Heinz Foods Co.
2.000% due 07/02/2018	2,000	1,998
Motorola Solutions, Inc.
3.500% due 09/01/2021	2,200	2,208
Northwest Airlines Pass-Through Trust
7.150% due 04/01/2021	936	973
Oracle Corp.
1.900% due 09/15/2021	42,700	41,237
5.000% due 07/08/2019	2,884	2,973
Pioneer Natural Resources Co.
6.875% due 05/01/2018	5,424	5,441
QUALCOMM, Inc.
3.000% due 05/20/2022	19,100	18,821
Reynolds American, Inc.
2.300% due 06/12/2018	3,700	3,698
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	20,600	20,266
Southern Co.
3.008% (US0003M + 0.700%) due 09/30/2020 ~	8,000	8,043
Time Warner Cable LLC
6.750% due 07/01/2018	1,300	1,312
8.250% due 04/01/2019	7,621	7,999
8.750% due 02/14/2019	19,913	20,855

22	PIMCO LOW DURATION FUND	See Accompanying Notes

March 31, 2018

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UnitedHealth Group, Inc.
1.900% due 07/16/2018		$7,300	$7,289
Volkswagen Group of America Finance LLC
2.450% due 11/20/2019		21,800	21,577
WestRock RKT Co.
4.450% due 03/01/2019		3,155	3,201

			615,684

UTILITIES 1.9%
AT&T, Inc.
2.672% (US0003M + 0.950%) due 07/15/2021 ~		6,600	6,673
British Telecommunications PLC
2.350% due 02/14/2019		6,600	6,577
Consumers Energy Co.
6.700% due 09/15/2019		2,700	2,854
DTE Energy Co.
2.400% due 12/01/2019		14,400	14,236
Gazprom OAO Via Gaz Capital S.A.
3.375% due 11/30/2018	CHF	10,500	11,223
Orange S.A.
2.750% due 02/06/2019		$2,900	2,900
PacifiCorp
5.500% due 01/15/2019		700	715
Pennsylvania Electric Co.
5.200% due 04/01/2020		300	310
Telstra Corp. Ltd.
3.125% due 04/07/2025		1,000	971
Verizon Communications, Inc.
3.376% due 02/15/2025		118,033	116,131

			162,590

Total Corporate Bonds & Notes (Cost $3,260,451)			3,382,726

MUNICIPAL BONDS & NOTES 0.0%

CALIFORNIA 0.0%
California Earthquake Authority Revenue Notes, Series 2014
2.805% due 07/01/2019		336	335

TEXAS 0.0%
North Texas Higher Education Authority, Inc., Revenue Bonds, Series 2011
2.795% due 04/01/2040 ~		2,606	2,643

Total Municipal Bonds & Notes (Cost $2,996)			2,978

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 24.8%
Fannie Mae
1.000% due 01/25/2043	$2,274	$2,053
1.932% (LIBOR01M + 0.060%) due 12/25/2036 ~	888	873
1.992% (LIBOR01M + 0.120%) due 06/25/2034 ~	234	231
2.122% (LIBOR01M + 0.250%) due 01/25/2037 ~	8	8
2.172% (LIBOR01M + 0.300%) due 03/25/2037 - 12/25/2042 ~	1,542	1,538
2.222% (LIBOR01M + 0.350%) due 03/25/2037 - 05/25/2043 ~	1,908	1,909
2.222% (US0001M + 0.350%) due 03/25/2044 ~	115	115
2.232% (LIBOR01M + 0.360%) due 03/25/2037 ~	79	80
2.252% (LIBOR01M + 0.380%) due 07/25/2037 ~	1,337	1,344
2.272% (LIBOR01M + 0.400%) due 06/25/2032 - 10/25/2040 ~	237	239
2.278% (H15T1Y + 1.250%) due 01/01/2021 ~	2	2
2.322% (LIBOR01M + 0.450%) due 12/25/2040 ~	28	28
2.342% (LIBOR01M + 0.470%) due 07/25/2037 - 12/25/2040 ~	2,589	2,611
2.372% (LIBOR01M + 0.500%) due 08/25/2037 - 05/25/2040 ~	8,049	8,132
2.401% (12MTA + 1.200%) due 07/01/2042 - 07/01/2044 ~	532	541
2.422% (LIBOR01M + 0.550%) due 09/25/2041 ~	160	161
2.451% (12MTA + 1.250%) due 09/01/2041 ~	47	48
2.472% (LIBOR01M + 0.600%) due 04/25/2022 ~	1	1
2.500% due 05/25/2028 (a)	16,344	1,115
2.522% (LIBOR01M + 0.650%) due 12/25/2037 ~	2,069	2,091
2.542% (LIBOR01M + 0.670%) due 03/25/2038 ~	52	53
2.572% (LIBOR01M + 0.700%) due 10/25/2037 ~	6,701	6,799
2.601% (12MTA + 1.400%) due 10/01/2030 - 11/01/2039 ~	572	571
2.622% (LIBOR01M + 0.750%) due 03/25/2038 - 01/25/2040 ~	1,182	1,204

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	23

Schedule of Investments PIMCO Low Duration Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.675% (H15T1Y + 1.386%) due 03/01/2035 ~	$234	$248
2.722% (LIBOR01M + 0.850%) due 02/25/2040 ~	897	917
3.008% (US0012M + 1.258%) due 11/01/2034 ~	249	260
3.022% (US0012M + 1.272%) due 10/01/2034 ~	505	522
3.050% (H15T1Y + 2.175%) due 03/01/2035 ~	63	65
3.149% (US0006M + 1.405%) due 03/01/2035 ~	2,205	2,272
3.189% (US0012M + 1.426%) due 01/01/2035 ~	1,103	1,143
3.220% (H15T1Y + 2.095%) due 11/01/2027 ~	14	14
3.226% (H15T1Y + 2.134%) due 06/01/2022 ~	1	1
3.234% (H15T1Y + 2.128%) due 08/01/2029 ~	244	254
3.293% (H15T1Y + 2.290%) due 04/01/2024 ~	16	16
3.293% (US0012M + 1.543%) due 09/01/2035 ~	72	75
3.298% (US0012M + 1.511%) due 05/01/2035 ~	280	291
3.307% (H15T1Y + 2.095%) due 10/01/2035 ~	919	962
3.330% (US0012M + 1.581%) due 07/01/2035 ~	1,273	1,332
3.369% (US0012M + 1.619%) due 05/01/2035 ~	1,118	1,173
3.390% (US0012M + 1.640%) due 09/01/2035 ~	1,720	1,803
3.398% (US0012M + 1.625%) due 08/01/2035 ~	1,359	1,426
3.415% (H15T1Y + 2.111%) due 12/01/2033 ~	85	88
3.440% (US0006M + 1.990%) due 03/01/2024 ~	69	69
3.454% (US0012M + 1.636%) due 07/01/2035 ~	1,086	1,137
3.464% (US0006M + 1.964%) due 10/01/2024 ~	64	65
3.472% (H15T1Y + 2.256%) due 02/01/2028 ~	46	47
3.482% (US0012M + 1.650%) due 04/01/2034 ~	287	299
3.500% (US0012M + 1.750%) due 08/01/2035 ~	445	469
3.502% (US0012M + 1.752%) due 09/01/2032 ~	465	493
3.633% (US0012M + 1.758%) due 06/01/2035 ~	202	212
3.662% (US0012M + 1.912%) due 11/01/2035 ~	16	17

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.800% (US0012M + 2.050%) due 06/01/2035 ~	$305	$325
3.848% (H15T1Y + 2.348%) due 01/01/2024 ~	41	41
4.179% (- 1.0*LIBOR01M + 6.050%) due 10/25/2042 ~(a)	37,032	6,094
4.250% due 05/25/2033	571	577
4.255% (COF 11 + 1.926%) due 12/01/2036 ~	36	38
4.279% (- 1.0*LIBOR01M + 6.150%) due 11/25/2042 ~(a)	53,075	7,668
4.484% (COF 11 + 1.250%) due 01/01/2028 ~	5	5
4.500% due 11/01/2018 - 09/01/2046	12,440	13,048
4.531% (COF 11 + 1.250%) due 02/01/2028 ~	1	1
4.600% (- 1.75*LIBOR01M + 7.875%) due 01/25/2043 ~	5,019	4,744
4.629% (- 1.0*LIBOR01M + 6.500%) due 02/25/2037 ~(a)	10,458	1,192
4.779% (- 1.0*LIBOR01M + 6.650%) due 01/25/2042 ~(a)	3,765	566
4.879% (COF 11 + 1.733%) due 09/01/2034 ~	22	23
5.000% due 03/01/2023 - 08/01/2040	6,085	6,507
5.000% (COF 11 + 1.250%) due 12/01/2023 ~	2	2
5.436% due 12/25/2042 ~	1,288	1,357
5.500% due 02/01/2019 - 08/25/2034	18,913	20,510
6.000% due 01/01/2021 - 01/01/2039	13,028	14,080
6.500% due 07/25/2023 - 03/01/2038	3,001	3,359
7.000% due 04/01/2034	22	25
8.000% due 11/25/2023 - 11/01/2031	522	612
8.500% due 04/01/2025	34	37
8.800% due 01/25/2019	1	1
9.000% due 03/25/2021 - 04/25/2021	22	23
9.500% due 03/25/2020 - 11/01/2025	86	94
Fannie Mae, TBA
3.500% due 04/01/2048 - 06/01/2048	442,000	442,148
4.000% due 04/01/2048 - 06/01/2048	866,855	888,208
4.500% due 05/01/2048	472,700	494,010

24	PIMCO LOW DURATION FUND	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Federal Housing Administration
7.430% due 10/01/2020 - 10/01/2023	$20	$19
Freddie Mac
1.351% due 11/25/2019 ~(a)	178,792	3,469
2.000% due 11/15/2026	54,035	53,012
2.107% (LIBOR01M + 0.330%) due 02/15/2037 ~	63	62
2.117% (LIBOR01M + 0.340%) due 02/15/2037 ~	56	56
2.132% (LIBOR01M + 0.260%) due 08/25/2031 ~	1,188	1,182
2.152% (LIBOR01M + 0.280%) due 09/25/2031 ~	1,952	1,931
2.177% (LIBOR01M + 0.400%) due 05/15/2037 ~	18	18
2.227% (LIBOR01M + 0.450%) due 11/15/2030 - 12/15/2031 ~	50	50
2.297% (LIBOR01M + 0.520%) due 05/15/2036 ~	16	16
2.327% (LIBOR01M + 0.550%) due 01/15/2042 ~	52	53
2.601% (12MTA + 1.400%) due 07/25/2044 ~	334	335
2.627% (LIBOR01M + 0.850%) due 12/15/2039 ~	2	2
2.632% (LIBOR01M + 0.855%) due 01/15/2038 ~	4,362	4,456
2.727% (LIBOR01M + 0.950%) due 10/15/2020 ~	2	2
2.777% (LIBOR01M + 1.000%) due 03/15/2021 ~	2	2
3.000% due 03/15/2027 - 05/15/2027 (a)	28,197	2,242
3.000% due 06/15/2036 - 03/15/2041	3,168	3,132
3.249% (H15T1Y + 2.075%) due 10/01/2027 ~	10	10
3.349% (H15T1Y + 2.357%) due 07/01/2027 ~	17	18
3.375% (H15T1Y + 2.125%) due 11/01/2022 ~	41	41
3.375% (US0012M + 1.625%) due 10/01/2035 ~	1,101	1,149
3.394% due 05/15/2040 (a)	10,369	10,033
3.423% (US0012M + 1.625%) due 03/01/2035 ~	537	565
3.445% due 08/15/2032 ~	41	43
3.449% (H15T1Y + 2.250%) due 12/01/2022 ~	10	10
3.450% (H15T1Y + 2.208%) due 06/01/2024 ~	7	8
3.477% (US0012M + 1.625%) due 04/01/2035 ~	544	572

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.488% (US0012M + 1.738%) due 03/01/2035 ~	$196	$206
3.490% (H15T1Y + 2.240%) due 10/01/2023 - 11/01/2023 ~	23	23
3.499% (H15T1Y + 2.331%) due 09/01/2023 ~	4	4
3.501% (US0012M + 1.751%) due 04/01/2035 ~	101	100
3.511% (US0012M + 1.717%) due 07/01/2035 ~	12	13
3.584% (US0012M + 1.725%) due 04/01/2035 ~	343	359
3.587% (US0012M + 1.725%) due 03/01/2035 ~	249	258
3.591% (US0012M + 1.750%) due 08/01/2035 ~	3,411	3,591
3.644% (US0012M + 1.837%) due 05/01/2037 ~	39	41
3.861% (US0012M + 2.040%) due 04/01/2035 ~	648	677
3.872% (H15T1Y + 2.372%) due 01/01/2024 ~	4	4
3.988% (US0012M + 2.154%) due 02/01/2037 ~	34	36
4.000% due 01/15/2024 (a)	223	17
4.173% (- 1.0*LIBOR01M + 5.950%) due 08/15/2043 ~(a)	66,120	10,514
4.693% (- 1.0*LIBOR01M + 6.470%) due 07/15/2036 ~(a)	2,218	257
5.000% due 01/01/2026 - 07/01/2041	328	352
5.373% (- 1.0*LIBOR01M + 7.150%) due 08/15/2036 ~(a)	6,076	913
5.500% due 07/15/2034	729	781
6.000% due 12/15/2028 - 07/15/2029	49	52
6.500% due 02/01/2022 - 07/25/2043	13,634	15,433
6.837% (- 1.6*LIBOR01M + 9.680%) due 08/15/2044 ~	21,266	22,301
7.000% due 01/01/2030 - 04/01/2032	14	16
7.500% due 07/15/2030	84	96
8.000% due 04/15/2021 - 12/01/2024	35	36
8.500% due 07/01/2024 - 11/01/2025	106	115
9.000% due 12/15/2020 - 08/01/2022	18	18
9.500% due 09/01/2018 - 09/01/2021	3	4

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	25

Schedule of Investments PIMCO Low Duration Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Ginnie Mae
1.613% due 02/20/2041 ~	$851	$872
2.336% (LIBOR01M + 0.550%) due 12/16/2025 ~	27	27
2.375% (H15T1Y + 1.500%) due 01/20/2022 - 02/20/2032 ~	2,236	2,315
2.625% (H15T1Y + 1.500%) due 05/20/2022 - 05/20/2030 ~	477	489
2.750% (H15T1Y + 1.500%) due 08/20/2022 - 07/20/2034 ~	913	934
3.125% (H15T1Y + 1.500%) due 10/20/2023 - 12/20/2027 ~	695	709
4.000% (H15T1Y + 1.500%) due 03/20/2019 ~	1	1
Vendee Mortgage Trust
6.500% due 05/15/2029	10,463	11,362

Total U.S. Government Agencies (Cost $2,110,742)		2,108,126

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.3%
7 WTC Depositor LLC Trust
4.082% due 03/13/2031	721	722
ABN AMRO Mortgage Corp.
5.500% due 01/25/2034	211	213
American Home Mortgage Assets Trust
2.082% (US0001M + 0.210%) due 10/25/2046 ~	12,174	8,921
2.412% (US0001M + 0.540%) due 11/25/2035 ~	1,552	1,492
American Home Mortgage Investment Trust
2.452% (US0001M + 0.580%) due 02/25/2045 ~	613	615
4.211% (US0006M + 2.000%) due 02/25/2045 ~	19,459	19,894
Banc of America Alternative Loan Trust
5.500% due 10/25/2033	7,161	7,327
Banc of America Funding Trust
2.062% (US0001M + 0.240%) due 05/20/2035 ~	2,102	2,082
2.152% (US0001M + 0.280%) due 07/25/2037 ~	9,343	8,999
3.608% due 05/25/2035 ~	281	295

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.642% due 02/20/2036 ~		$1,085	$1,079
5.500% due 09/25/2035		1,132	1,170
Banc of America Mortgage Trust
3.581% due 09/25/2035 ^~		3,644	3,562
3.692% due 02/25/2035 ~		236	234
3.927% due 05/25/2033 ~		40	41
6.500% due 10/25/2031		376	394
BCAP LLC Trust
1.963% (12MTA + 0.840%) due 11/26/2046 ~		3,199	3,197
2.121% (US0001M + 0.500%) due 05/26/2035 ~		995	992
Bear Stearns Adjustable Rate Mortgage Trust
2.782% due 11/25/2030 ~		14	13
3.373% due 08/25/2033 ~		681	682
3.480% due 08/25/2035 ~		18,490	17,107
3.558% due 01/25/2035 ~		876	867
3.563% due 02/25/2033 ~		62	63
3.661% due 08/25/2033 ~		210	207
3.664% due 08/25/2035 ^~		2,855	2,833
3.683% due 03/25/2035 ~		53	52
3.728% due 02/25/2033 ~		178	170
3.808% due 01/25/2034 ~		16	16
3.816% due 01/25/2035 ~		4	4
3.827% due 04/25/2033 ~		1,009	1,019
3.905% due 10/25/2036 ^~		1,092	1,060
Bear Stearns ALT-A Trust
3.453% due 04/25/2035 ~		6,853	6,818
3.589% due 09/25/2035 ~		2,380	2,120
3.688% due 05/25/2035 ~		843	851
3.858% due 09/25/2034 ~		527	522
Bear Stearns Structured Products, Inc. Trust
3.633% due 01/26/2036 ~		5,204	4,639
Chevy Chase Funding LLC Mortgage-Backed Certificates
2.300% (US0001M + 0.280%) due 01/25/2035 ~		854	839
Citigroup Mortgage Loan Trust
3.762% due 03/25/2036 ^~		6,136	6,064
Citigroup Mortgage Loan Trust, Inc.
3.410% (H15T1Y + 2.100%) due 09/25/2035 ~		41	41
3.889% due 03/25/2034 ~		665	670
Claris Finance SRL
0.821% (EUR003M + 1.150%) due 12/28/2061 ~	EUR	530	656
Countrywide Alternative Loan Trust
2.052% (US0001M + 0.180%) due 05/25/2047 ~		$4,284	4,184
2.152% (US0001M + 0.280%) due 02/25/2037 ~		5,422	4,933
2.272% (US0001M + 0.400%) due 06/25/2036 ^~		635	429

26	PIMCO LOW DURATION FUND	See Accompanying Notes

March 31, 2018

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Countrywide Home Loan Mortgage Pass-Through Trust
2.452% (US0001M + 0.580%) due 04/25/2035 ~		$1,404	$1,339
3.537% (US0012M + 1.750%) due 02/20/2036 ^~		8,484	7,801
5.000% due 08/25/2019		65	66
Credit Suisse First Boston Mortgage Securities Corp.
2.195% due 03/25/2032 ~		527	501
3.664% due 04/25/2034 ~		3,637	3,684
5.119% due 06/25/2032 ~		48	47
Credit Suisse First Boston Mortgage-Backed Pass-through Trust
3.666% due 10/25/2033 ~		75	75
Credit Suisse Mortgage Capital Certificates
3.378% due 05/26/2036 ~		1,009	1,013
3.434% due 02/26/2036 ~		1,451	1,443
3.572% due 08/28/2036 ~		1,078	1,081
3.639% due 09/26/2047 ~		2,160	2,176
Credit Suisse Mortgage Capital Trust
1.871% due 02/27/2036 ~		758	758
DLJ Acceptance Trust
11.000% due 08/01/2019		1	1
EMF-NL BV
0.671% (EUR003M + 1.000%) due 07/17/2041 ~	EUR	7,300	8,642
EMF-NL Prime BV
0.521% (EUR003M + 0.850%) due 04/17/2041 ~		3,000	2,802
Eurosail PLC
0.762% (BP0003M + 0.160%) due 12/10/2044 ~	GBP	523	728
0.764% (BP0003M + 0.160%) due 03/13/2045 ~		1,400	1,949
1.304% (BP0003M + 0.700%) due 09/13/2045 ~		2,418	3,394
1.554% (BP0003M + 0.950%) due 06/13/2045 ~		7,316	10,294
First Horizon Alternative Mortgage Securities Trust
3.357% due 09/25/2034 ~		$212	211
3.396% due 09/25/2035 ^~		570	551
First Horizon Asset Securities, Inc.
5.250% due 03/25/2035		1,837	1,893
First Horizon Mortgage Pass-Through Trust
3.732% due 02/25/2035 ~		193	195
GE Commercial Mortgage Corp. Trust
5.483% due 12/10/2049 ~		6,732	6,766
General Motors Acceptance Corp.
7.430% due 12/01/2021		4	4
Great Hall Mortgages PLC
0.000% (EUR003M + 0.130%) due 03/18/2039 ~	EUR	1,063	1,296

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.308% (US0003M + 0.130%) due 06/18/2039 ~		$11,057	$10,856
GS Mortgage Securities Corp. Trust
3.980% due 02/10/2029		26,000	26,260
GS Mortgage Securities Trust
1.968% due 11/10/2045 ~(a)		11,100	826
GSR Mortgage Loan Trust
3.524% due 09/25/2035 ~		99	100
3.614% due 09/25/2035 ~		844	864
3.731% due 09/25/2035 ~		11,962	12,343
3.899% due 07/25/2035 ~		1,140	1,023
6.000% due 03/25/2032		40	41
HarborView Mortgage Loan Trust
3.628% due 07/19/2035 ~		3,490	3,090
IndyMac Mortgage Loan Trust
2.082% (US0001M + 0.210%) due 05/25/2046 ~		2,268	2,179
JPMorgan Chase Commercial Mortgage Securities Trust
1.581% due 05/15/2045 ~(a)		31,729	1,685
JPMorgan Mortgage Trust
3.558% due 04/25/2037 ^~		549	499
3.647% due 08/25/2035 ^~		4,652	4,553
3.739% due 07/25/2035 ~		262	270
MASTR Adjustable Rate Mortgages Trust
3.469% due 11/21/2034 ~		202	208
MASTR Alternative Loan Trust
4.500% due 11/25/2018		102	102
Merrill Lynch Mortgage Investors Trust
2.122% (US0001M + 0.250%) due 11/25/2035 ~		149	145
Morgan Stanley Mortgage Loan Trust
2.132% (US0001M + 0.260%) due 04/25/2035 ~		5,934	5,897
2.192% (US0001M + 0.320%) due 01/25/2035 ~		718	671
3.305% due 08/25/2034 ~		460	432
5.500% due 11/25/2035		2,548	2,636
MortgageIT Trust
2.512% (US0001M + 0.640%) due 02/25/2035 ~		834	834
Newgate Funding PLC
0.273% (EUR003M + 0.600%) due 12/15/2050 ~	EUR	1,797	2,198
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
2.152% (US0001M + 0.280%) due 12/25/2035 ~		$5,434	5,339
Pepper Residential Securities Trust
2.820% due 08/13/2057 ~	AUD	3,900	2,995
Prime Mortgage Trust
2.272% (US0001M + 0.400%) due 02/25/2034 ~		$623	598

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	27

Schedule of Investments PIMCO Low Duration Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Residential Funding Mortgage Securities, Inc. Trust
5.250% due 01/25/2036 ^	$85	$81
Structured Adjustable Rate Mortgage Loan Trust
3.689% due 02/25/2034 ~	60	61
Structured Asset Mortgage Investments Trust
2.132% (US0001M + 0.260%) due 03/25/2037 ~	122	92
2.152% (US0001M + 0.280%) due 02/25/2036 ^~	2,644	2,523
2.468% (US0001M + 0.660%) due 09/19/2032 ~	1,128	1,106
6.685% due 06/25/2029 ~	82	82
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.412% due 06/25/2033 ~	107	106
Suntrust Adjustable Rate Mortgage Loan Trust
3.778% due 01/25/2037 ^~	2,231	2,120
Thornburg Mortgage Securities Trust
3.590% due 10/25/2045 ~	11,193	10,544
3.595% due 12/25/2045 ^~	5,909	5,732
WaMu Mortgage Pass-Through Certificates Trust
2.013% (12MTA + 0.730%) due 01/25/2047 ~	3,491	3,487
2.027% (COF 11 + 1.250%) due 01/25/2047 ~	2,337	2,319
2.132% (US0001M + 0.260%) due 11/25/2045 ~	1,411	1,399
2.142% (US0001M + 0.270%) due 12/25/2045 ~	4,202	4,202
2.162% (US0001M + 0.290%) due 10/25/2045 ~	94	95
2.283% (12MTA + 1.000%) due 08/25/2046 ~	82	77
2.483% (12MTA + 1.200%) due 11/25/2042 ~	631	604
2.612% (US0001M + 0.740%) due 11/25/2034 ~	4,199	4,144
2.683% (12MTA + 1.400%) due 06/25/2042 ~	815	787
2.683% (12MTA + 1.400%) due 08/25/2042 ~	717	697
3.390% due 01/25/2036 ~	275	269
6.000% due 06/25/2034	1,165	1,273
Washington Mutual Mortgage Pass-Through Certificates Trust
3.409% due 02/25/2033 ~	57	58
3.426% due 02/25/2033 ~	57	55
Wells Fargo Commercial Mortgage Trust
1.794% due 10/15/2045 ~(a)	89,496	5,820
Wells Fargo Mortgage-Backed Securities Trust
3.370% due 06/25/2034 ~	8,075	8,243
3.495% due 07/25/2036 ^~	4,237	4,289
3.603% due 04/25/2036 ^~	750	762
3.731% due 12/25/2033 ~	358	369

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.737% due 06/25/2035 ~	$17,423	$17,850
3.738% due 12/25/2034 ~	9,428	9,627
3.755% due 03/25/2036 ~	4,639	4,714
3.755% due 03/25/2036 ^~	648	642
3.768% due 01/25/2035 ~	957	988
3.772% due 04/25/2036 ~	153	152
3.841% due 02/25/2035 ~	305	312
3.879% due 03/25/2035 ~	201	205
Wells Fargo-RBS Commercial Mortgage Trust
1.373% due 03/15/2044 ~(a)	116,908	3,597

Total Non-Agency Mortgage-Backed Securities (Cost $345,192)		362,925

ASSET-BACKED SECURITIES 8.8%
Accredited Mortgage Loan Trust
2.002% (US0001M + 0.130%) due 02/25/2037 ~	1,710	1,707
2.572% (US0001M + 0.700%) due 04/25/2035 ~	1,167	1,170
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
2.322% (US0001M + 0.450%) due 10/25/2035 ~	6,600	6,611
Ally Auto Receivables Trust
1.490% due 11/15/2019	13,951	13,918
Ally Master Owner Trust
1.630% due 05/15/2020	24,300	24,281
American Express Credit Account Master Trust
1.640% due 12/15/2021	43,200	42,788
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.372% (US0001M + 0.500%) due 09/25/2035 ~	7,300	7,345
2.562% (US0001M + 0.690%) due 07/25/2035 ~	3,820	3,838
3.222% (US0001M + 1.350%) due 02/25/2033 ~	1,478	1,465
Amortizing Residential Collateral Trust
2.452% (US0001M + 0.580%) due 07/25/2032 ~	667	661
Asset-Backed Funding Certificates Trust
2.092% (US0001M + 0.220%) due 05/25/2037 ~	255	255
Asset-Backed Securities Corp. Home Equity Loan Trust
2.102% (US0001M + 0.230%) due 05/25/2037 ~	20,373	14,925
2.297% (US0001M + 0.520%) due 06/15/2031 ~	4	4
BA Credit Card Trust
2.157% (LIBOR01M + 0.380%) due 06/15/2021 ~	20,000	20,048

28	PIMCO LOW DURATION FUND	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Bear Stearns Asset-Backed Securities Trust
2.622% (US0001M + 0.750%) due 06/25/2035 ~	$685	$687
2.872% (US0001M + 1.000%) due 10/25/2037 ~	10,144	10,214
2.872% (US0001M + 1.000%) due 11/25/2042 ~	410	409
3.672% (US0001M + 1.800%) due 03/25/2043 ~	2,138	2,136
Capital One Multi-Asset Execution Trust
2.227% (LIBOR01M + 0.450%) due 02/15/2022 ~	17,000	17,056
CARDS Trust
2.037% due 10/17/2022 ~	7,850	7,851
Centex Home Equity Loan Trust
2.492% (US0001M + 0.620%) due 09/25/2034 ~	2,067	2,076
Countrywide Asset-Backed Certificates
2.212% (US0001M + 0.340%) due 04/25/2036 ~	2,450	2,449
2.292% (US0001M + 0.420%) due 01/25/2045 ~	10,400	10,362
2.622% (US0001M + 0.750%) due 03/25/2034 ~	2,570	2,589
Countrywide Asset-Backed Certificates Trust
2.592% (US0001M + 0.720%) due 07/25/2034 ~	3,062	3,086
2.802% (US0001M + 0.930%) due 08/25/2035 ~	1,084	1,089
Credit Suisse First Boston Mortgage Securities Corp.
2.572% (US0001M + 0.700%) due 07/25/2032 ~	12	11
Drug Royalty LP
4.572% (US0003M + 2.850%) due 07/15/2023 ~	99	99
Dryden Senior Loan Fund
2.620% due 10/15/2027 ~	23,300	23,339
Eagle Ltd.
2.570% due 12/15/2039	2,813	2,796
ECMC Group Student Loan Trust
2.533% due 02/27/2068 ~	21,600	21,618
Edsouth Indenture LLC
3.022% (US0001M + 1.150%) due 09/25/2040 ~	11,880	11,967
EquiFirst Mortgage Loan Trust
2.352% (US0001M + 0.480%) due 01/25/2034 ~	374	364
Evergreen Credit Card Trust
2.037% due 10/15/2021 ~	11,300	11,315
First Franklin Mortgage Loan Asset- Backed Certificates
2.697% (US0001M + 0.825%) due 05/25/2034 ~	2,485	2,460

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
First Franklin Mortgage Loan Trust
2.547% (US0001M + 0.675%) due 06/25/2036 ~		$1,329	$1,336
2.592% (US0001M + 0.720%) due 05/25/2035 ~		1,117	1,122
First NLC Trust
2.577% (US0001M + 0.705%) due 12/25/2035 ~		3,479	3,500
Ford Credit Auto Lease Trust
1.560% due 11/15/2019		14,979	14,931
1.917% (US0001M + 0.140%) due 11/15/2019 ~		5,887	5,888
Ford Credit Floorplan Master Owner Trust
1.770% due 08/15/2020		2,500	2,494
Fremont Home Loan Trust
1.932% (US0001M + 0.060%) due 01/25/2037 ~		234	138
2.592% (US0001M + 0.720%) due 07/25/2035 ~		606	608
GMF Floorplan Owner Revolving Trust
2.161% due 03/15/2022 ~		17,300	17,302
3.130% due 03/15/2023		22,300	22,391
GSAMP Trust
1.942% (US0001M + 0.070%) due 12/25/2036 ~		1,898	1,004
2.552% (US0001M + 0.680%) due 11/25/2034 ~		282	283
2.742% (US0001M + 0.870%) due 11/25/2034 ~		2,687	2,689
Home Equity Asset Trust
2.152% (US0001M + 0.280%) due 08/25/2036 ~		20,236	19,529
HSI Asset Securitization Corp. Trust
1.922% (US0001M + 0.050%) due 10/25/2036 ~		46	24
JPMorgan Mortgage Acquisition Corp.
2.052% (US0001M + 0.180%) due 02/25/2036 ~		1,071	1,073
Long Beach Mortgage Loan Trust
2.697% (US0001M + 0.825%) due 06/25/2035 ~		150	150
Malin CLO BV
0.000% (EUR003M + 0.270%) due 05/07/2023 ~	EUR	5,867	7,222
Massachusetts Educational Financing Authority
2.695% (US0003M + 0.950%) due 04/25/2038 ~		$3,786	3,812
Merrill Lynch Mortgage Investors Trust
2.182% (US0001M + 0.310%) due 08/25/2036 ~		5,000	4,999
2.182% (US0001M + 0.310%) due 12/25/2036 ~		670	673

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	29

Schedule of Investments PIMCO Low Duration Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Mid-State Trust
4.864% due 07/15/2038	$246	$256
Morgan Stanley ABS Capital, Inc. Trust
2.577% (US0001M + 0.705%) due 12/25/2034 ~	686	641
Morgan Stanley IXIS Real Estate Capital Trust
1.922% (US0001M + 0.050%) due 11/25/2036 ~	18	9
MP CLO Ltd.
2.574% due 04/18/2027 ~	22,200	22,218
Navient Private Education Loan Trust
2.977% (US0001M + 1.200%) due 12/15/2028 ~	12,464	12,725
New Century Home Equity Loan Trust
2.202% (US0001M + 0.330%) due 02/25/2036 ~	10,142	10,137
2.592% (US0001M + 0.720%) due 03/25/2035 ~	2,002	1,917
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
2.362% (US0001M + 0.490%) due 05/25/2035 ~	3,181	3,203
NovaStar Mortgage Funding Trust
2.192% (US0001M + 0.320%) due 05/25/2036 ~	6,240	6,198
NYMT Residential
4.000% due 03/25/2021	1,055	1,057
OneMain Financial Issuance Trust
2.570% due 07/18/2025	270	270
Option One Mortgage Loan Trust
2.607% (US0001M + 0.735%) due 08/25/2035 ~	2,800	2,806
Panhandle-Plains Higher Education Authority, Inc.
2.825% (US0003M + 1.130%) due 10/01/2035 ~	92	92
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.712% (US0001M + 0.840%) due 01/25/2036 ~	1,556	1,566
Penarth Master Issuer PLC
2.206% due 03/18/2022 ~	21,500	21,513
RAAC Trust
2.352% (US0001M + 0.480%) due 03/25/2037 ~	3,301	3,310
2.572% (US0001M + 0.700%) due 03/25/2034 ~	344	338
Renaissance Home Equity Loan Trust
2.492% (US0001M + 0.620%) due 03/25/2034 ~	1,955	1,964
2.572% (US0001M + 0.700%) due 08/25/2032 ~	40	38

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Residential Asset Securities Corp. Trust
2.547% (US0001M + 0.675%) due 09/25/2035 ~		$2,210	$2,205
2.667% (US0001M + 0.795%) due 01/25/2035 ~		721	724
2.697% (US0001M + 0.825%) due 07/25/2034 ~		1,923	1,907
Saxon Asset Securities Trust
2.192% (US0001M + 0.320%) due 09/25/2047 ~		5,199	5,153
2.667% (US0001M + 0.795%) due 03/25/2035 ^~		2,408	2,366
Securitized Asset-Backed Receivables LLC Trust
1.932% (US0001M + 0.060%) due 12/25/2036 ^~		3,439	1,277
2.002% (US0001M + 0.130%) due 05/25/2037 ^~		691	534
SLC Private Student Loan Trust
1.890% (US0003M + 0.170%) due 07/15/2036 ~		6	6
SLC Student Loan Trust
2.225% (US0003M + 0.100%) due 09/15/2026 ~		20,203	20,165
2.235% (US0003M + 0.110%) due 03/15/2027 ~		16,043	15,987
SLM Student Loan Trust
0.000% (EUR003M + 0.260%) due 12/15/2023 ~	EUR	404	497
0.000% (EUR003M + 0.270%) due 06/17/2024 ~		319	393
0.223% (EUR003M + 0.550%) due 12/15/2033 ~		543	660
1.835% (US0003M + 0.090%) due 10/25/2024 ~		$13,376	13,361
1.835% (US0003M + 0.090%) due 01/26/2026 ~		13,126	13,092
1.895% (US0003M + 0.150%) due 10/25/2029 ~		21,240	21,126
2.245% (US0003M + 0.500%) due 04/25/2024 ~		9,978	10,001
3.245% (US0003M + 1.500%) due 04/25/2023 ~		3,957	4,042
3.325% (US0003M + 1.200%) due 12/15/2033 ~		434	441
SoFi Consumer Loan Program LLC
2.200% due 11/25/2026		12,289	12,230
Soundview Home Loan Trust
1.932% (US0001M + 0.060%) due 11/25/2036 ~		1,425	668
South Carolina Student Loan Corp.
3.006% (US0003M + 1.000%) due 09/03/2024 ~		3,416	3,444

30	PIMCO LOW DURATION FUND	See Accompanying Notes

March 31, 2018

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Structured Asset Investment Loan Trust
2.562% (US0001M + 0.690%) due 06/25/2035 ~		$1,284	$1,291
2.577% (US0001M + 0.705%) due 03/25/2034 ~		5,345	5,205
2.592% (US0001M + 0.720%) due 02/25/2035 ~		4,344	4,362
2.772% (US0001M + 0.900%) due 09/25/2034 ~		592	592
2.847% (US0001M + 0.975%) due 10/25/2033 ~		3,205	3,203
Structured Asset Securities Corp.
2.532% (US0001M + 0.660%) due 02/25/2035 ~		857	859
Structured Asset Securities Corp. Mortgage Loan Trust
2.322% (US0001M + 0.450%) due 11/25/2035 ~		5,000	5,021
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
5.430% due 01/25/2035		1	1
TICP CLO Ltd.
0.000% due 04/20/2028 ~(b)		25,600	25,613
Trillium Credit Card Trust
1.961% due 02/27/2023 ~		22,900	22,904
Venture CDO Ltd.
1.975% (US0003M + 0.230%) due 01/20/2022 ~		13,789	13,793
Wells Fargo Home Equity Asset-Backed Securities Trust
2.682% (US0001M + 0.810%) due 04/25/2035 ~		1,623	1,630
World Omni Automobile Lease Securitization Trust
1.680% due 12/16/2019		12,433	12,376
1.950% due 03/15/2019 «		25,300	25,300
2.590% due 11/16/2020 «		25,800	25,798

Total Asset-Backed Securities (Cost $730,438)			752,642

SOVEREIGN ISSUES 5.7%
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	3,100	3,843

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Bonos de la Nacion Argentina con Ajuste por CER
4.000% due 03/06/2020	ARS	819,400	$42,826
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2018 (f)	BRL	179,240	53,475
0.000% due 10/01/2018 (f)		1,185,100	348,212
Japan Finance Organization for Municipalities
2.000% due 09/08/2020		$37,200	36,433

Total Sovereign Issues (Cost $488,897)			484,789

		SHARES
COMMON STOCKS 0.0%

CONSUMER DISCRETIONARY 0.0%
Urbi Desarrollos Urbanos S.A.B. de C.V. (d)		11,443	4

Total Common Stocks (Cost $607)			4

CONVERTIBLE PREFERRED SECURITIES 0.0%

INDUSTRIALS 0.0%
Motors Liquidation Co. «(d)		428,000	0

Total Convertible Preferred Securities (Cost $0)			0

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 27.8%

CERTIFICATES OF DEPOSIT 0.4%
Barclays Bank PLC
2.355% due 05/17/2018		$8,200	8,205
Credit Suisse AG
2.507% due 09/28/2018		25,600	25,600

			33,805

COMMERCIAL PAPER 6.2%
Bank of Montreal
1.479% due 04/02/2018	CAD	21,900	16,996
1.492% due 04/05/2018		11,400	8,846
1.501% due 04/18/2018		12,800	9,927
Berkshire Hathaway Energy Co.
2.438% due 04/26/2018		$22,700	22,661
Canadian Imperial Bank of Commerce
1.489% due 04/16/2018	CAD	22,400	17,374

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	31

Schedule of Investments PIMCO Low Duration Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Canadian Natural Resources Ltd.
2.437% due 04/02/2018		$5,550	$5,549
2.438% due 04/04/2018		4,800	4,798
Dominion Resources, Inc.
2.397% due 04/17/2018		8,600	8,590
Enbridge Energy Partners LP
2.520% due 04/06/2018		3,000	2,999
2.551% due 04/16/2018		22,500	22,476
Energy Transfer Partners LP
2.616% due 04/06/2018		17,500	17,491
2.947% due 04/27/2018		10,200	10,180
ENI Finance USA, Inc.
2.048% due 05/07/2018		6,800	6,784
Entergy Corp.
2.104% due 04/09/2018		11,600	11,592
2.104% due 04/10/2018		11,150	11,142
Equifax, Inc.
2.439% due 04/05/2018		11,600	11,595
FedEx Corp.
1.953% due 04/06/2018		12,300	12,294
Hitachi Capital America Corp.
2.539% due 04/23/2018		10,600	10,584
HSBC Bank Canada
1.514% due 04/18/2018	CAD	4,000	3,102
1.516% due 04/11/2018		15,100	11,714
Humana, Inc.
2.696% due 05/07/2018		$12,850	12,817
Hyundai Capital America
2.038% due 04/06/2018		18,500	18,492
ING U.S. Funding LLC
0.000% due 09/11/2018		5,200	5,197
Kraft Food Group, Inc.
2.032% due 04/02/2018		10,800	10,797
Mondelez International, Inc.
2.112% due 04/06/2018		21,500	21,490
2.459% due 04/18/2018		17,200	17,180
2.563% due 05/04/2018		21,300	21,251
National Bank of Canada
1.474% due 04/18/2018	CAD	2,100	1,629
1.474% due 04/19/2018		3,900	3,024
NRW Bank
1.902% due 04/23/2018		$16,500	16,479
QUALCOMM, Inc.
2.295% due 05/30/2018		26,000	25,909
Rockwell Collins, Inc.
2.499% due 04/24/2018		19,200	19,169
Royal Bank of Canada
1.487% due 04/18/2018	CAD	3,400	2,637
Sempra Energy Holdings
2.546% due 05/09/2018		$21,600	21,543
2.546% due 05/10/2018		20,000	19,946

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Southern Co.
2.539% due 04/24/2018		$7,550	$7,538
Southern Co. Gas Capital Corp.
2.570% due 04/23/2018		1,850	1,847
Spire, Inc.
1.983% due 04/02/2018		650	650
1.984% due 04/03/2018		10,000	9,997
2.135% due 04/04/2018		6,500	6,498
2.135% due 04/05/2018		11,650	11,645
Toronto Dominion Bank
1.488% due 04/23/2018	CAD	7,500	5,815
Viacom, Inc.
2.988% due 06/15/2018		$17,800	17,706
Walgreens Boots Alliance, Inc.
2.294% due 05/17/2018		22,500	22,429

			528,379

REPURCHASE AGREEMENTS (i) 0.0%
			3,195

SHORT-TERM NOTES 0.9%
Bonos de la Nacion Argentina con Ajuste por CER
3.750% due 02/08/2019	ARS	58,900	3,085
Harris Corp.
2.431% due 02/27/2019 ~		$18,900	18,906
Letras del Banco Central de la Republica Argentina
25.400% due 08/15/2018	ARS	91,100	4,116
26.250% due 05/16/2018		287,700	13,900
Nigeria Open Market Operation Bills
15.716% due 11/08/2018	NGN	400,000	1,017
15.737% due 11/08/2018		900,000	2,289
Pacific Gas & Electric Co.
2.214% due 11/28/2018 ~		$29,500	29,431
Pepper Residential Securities Trust
2.443% due 03/16/2019 ~		5,700	5,702

			78,446

ARGENTINA TREASURY BILLS 1.1%
10.220% due 04/13/2018 - 01/11/2019 (e)(f)	ARS	637,600	93,847

ESM TREASURY BILLS 0.1%
(0.659)% due 04/19/2018 (f)(g)	EUR	4,300	5,293

GREECE TREASURY BILLS 1.3%
1.284% due 06/08/2018 - 03/15/2019 (e)(f)		86,700	106,152

32	PIMCO LOW DURATION FUND	See Accompanying Notes

March 31, 2018

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ITALY TREASURY BILLS 0.6%
(0.529)% due 04/13/2018 - 04/30/2018 (e)(f)	EUR	41,700	$51,323

JAPAN TREASURY BILLS 14.8%
(0.180)% due 04/09/2018 - 06/18/2018 (e)(f)	JPY	134,420,100	1,263,517

NIGERIA TREASURY BILLS 0.1%
18.891% due 05/17/2018 - 11/29/2018 (e)(f)	NGN	3,550,000	9,626

SPAIN TREASURY BILLS 0.1%
(1.080)% due 04/06/2018 (f)(g)	EUR	4,900	6,030

U.S. TREASURY BILLS 2.2%
1.531% due 04/19/2018 - 04/26/2018 (e)(f)(k)(m)		$183,090	182,925

Total Short-Term Instruments (Cost $2,342,719)			2,362,538

Total Investments in Securities (Cost $9,282,042)			9,456,728

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 12.0%

SHORT-TERM INSTRUMENTS 12.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 12.0%
PIMCO Short Asset Portfolio	84,811,420	$848,284
PIMCO Short-Term Floating NAV Portfolio III	17,230,503	170,289

Total Short-Term Instruments (Cost $1,019,216)		1,018,573

Total Investments in Affiliates (Cost $1,019,216)		1,018,573

Total Investments 123.1% (Cost $10,301,258)		$10,475,301

Financial Derivative Instruments (j)(l) (1.5)% (Cost or Premiums, net $9,273)		(127,426)

Other Assets and Liabilities, net (21.6)%		(1,836,536)

Net Assets 100.0%		$8,511,339

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	Interest only security.
(b)	When-issued security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Coupon represents a yield to maturity.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	33

Schedule of Investments PIMCO Low Duration Fund (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(i)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	03/29/2018	04/02/2018	$3,195	U.S. Treasury Notes 2.000% due 04/30/2024	$(3,259)	$3,195	$3,195

Total Repurchase Agreements						$(3,259)	$3,195	$3,195

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies 0.0%
Freddie Mac, TBA	5.000%	04/01/2048	$1,000	$(1,069)	$(1,067)

Total Short Sales 0.0%				$(1,069)	$(1,067)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/ (Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$3,195	$0	$0	$3,195	$(3,259)	$(64)

Total Borrowings and Other Financing Transactions	$3,195	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

The average amount of borrowings outstanding during the period ended March 31, 2018 was $(18,947) at a weighted average interest rate of 1.056%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

34	PIMCO LOW DURATION FUND	See Accompanying Notes

March 31, 2018

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar December Futures	12/2018	8,703	$	2,121,465	$543	$0	$(326)
90-Day Eurodollar June Futures	06/2018	425		103,806	0	0	(16)
90-Day Eurodollar June Futures	06/2019	1,122		272,997	140	0	(28)
90-Day Eurodollar March Futures	03/2019	12,073		2,940,077	1,055	0	(453)
90-Day Eurodollar September Futures	09/2018	2,077		506,918	104	0	(52)
Euro-Bund 10-Year Bond June Futures	06/2018	2,691	EUR	527,895	4,271	662	0
U.S. Treasury 2-Year Note June Futures	06/2018	6,284	$	1,336,037	738	196	(1)
U.S. Treasury 5-Year Note June Futures	06/2018	2,290		262,116	751	251	0

					$7,602	$1,109	$(876)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar June Futures	06/2020	3,649	$	(886,707)	$(693)	$0	$0
90-Day Eurodollar March Futures	03/2020	2,052		(498,662)	(429)	26	0
90-Day Eurodollar September Futures	09/2020	4,297		(1,044,064)	(807)	0	(54)
Euro-OAT France Government 10-Year Bond June Futures	06/2018	2,863	EUR	(544,586)	(5,460)	0	(986)
U.S. Treasury 10-Year Note June Futures	06/2018	2,920	$	(353,731)	(1,871)	0	(684)

					$(9,260)	$26	$(1,724)

Total Futures Contracts					$(1,658)	$1,135	$(2,600)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(2)	Notional Amount(3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Berkshire Hathaway, Inc.	1.000%	Quarterly	12/20/2023	0.728%	$	10,000	$198	$(51)	$147	$0	$(7)
MetLife, Inc.	1.000	Quarterly	03/20/2019	0.098		34,100	309	1	310	0	0
Volkswagen International Finance NV	1.000	Quarterly	12/20/2018	0.131	EUR	8,700	72	1	73	1	0

							$579	$(49)	$530	$1	$(7)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	35

Schedule of Investments PIMCO Low Duration Fund (Cont.)

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Year BRL-CDI	8.220%	Maturity	01/02/2020	BRL	80,700	$407	$137	$544	$23	$0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027	$	206,900	6,993	(2,905)	4,088	0	(411)
Receive(4)	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		82,400	4,619	(705)	3,914	0	(177)
Receive(4)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2028	GBP	126,000	1,742	(930)	812	0	(661)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026	JPY	43,600,000	(2,505)	(351)	(2,856)	130	0

							$11,256	$(4,754)	$6,502	$153	$(1,249)

Total Swap Agreements							$11,835	$(4,803)	$7,032	$154	$(1,256)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$1,135	$154	$1,289	$0	$(2,600)	$(1,256)	$(3,856)

(k)	Securities with an aggregate market value of $33,207 and cash of $19,087 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

36	PIMCO LOW DURATION FUND	See Accompanying Notes

March 31, 2018

(l)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received		Unrealized Appreciation/ (Depreciation)
							Asset	Liability
AZD	04/2018		AUD	2,481	$	1,945	$39	$0
BOA	04/2018		DKK	1,824,991		269,220	0	(32,003)
	04/2018		RUB	2,698,963		47,127	141	0
	04/2018		$	7,781	RUB	457,911	201	0
	05/2018		JPY	18,140,000	$	167,106	0	(3,697)
	05/2018		NOK	178,575		23,168	359	0
	05/2018		SEK	166,360		20,384	402	0
	05/2018		$	1,115	EUR	901	0	(3)
	05/2018			39,363	JPY	4,179,300	12	0
	05/2018			164,199	SEK	1,343,330	44	(2,887)
	06/2018		RUB	745,519	$	12,928	18	0
	07/2018		DKK	215,555		33,332	0	(2,487)
	08/2018		EUR	28,700		35,524	0	(195)
	10/2018		BRL	239,500		70,714	0	(681)
BPS	04/2018			69,700		20,970	0	(142)
	04/2018		DKK	2,096,260		308,702	0	(37,295)
	04/2018	$		21,274	BRL	69,700	0	(162)
	04/2018			15,886	RUB	947,724	624	0
	05/2018		JPY	1,876,600	$	17,758	78	0
	05/2018		SEK	455,528		56,778	2,007	0
	05/2018	$		1,711	MXN	32,311	57	0
	06/2018		JPY	1,460,000	$	13,774	0	(1)
	06/2018		TWD	3,180,138		110,028	0	(93)
	07/2018		DKK	136,440		20,579	0	(2,093)
	10/2018			127,664		20,595	0	(779)
	12/2018	$		32,456	CAD	41,561	0	(47)
CBK	04/2018		BRL	235,002	$	71,105	0	(76)
	04/2018		CAD	9,400		7,201	0	(97)
	04/2018		DKK	462,924		69,199	3	(7,212)
	04/2018		EUR	4,900		6,047	17	0
	04/2018		JPY	4,100,000		38,798	251	0
	04/2018		RUB	2,282,563		39,806	90	(23)
	04/2018	$		70,703	BRL	235,002	479	0
	04/2018			6,865	DKK	41,460	0	(22)
	04/2018			156,294	GBP	111,129	0	(379)
	04/2018			2,411	RUB	138,397	0	(2)
	05/2018		EUR	10,182	$	12,658	92	0
	05/2018		GBP	16,089		22,285	8	(334)
	05/2018		JPY	13,030,100		121,889	202	(1,103)
	05/2018		MXN	82,817		4,402	0	(127)
	05/2018	$		70,905	BRL	235,002	104	0
	05/2018			1,467	EUR	1,188	0	(1)
	05/2018			2,670	GBP	1,887	0	(18)
	05/2018			17,263	SEK	141,355	0	(284)
	06/2018		JPY	1,060,000	$	9,995	0	(6)
	06/2018	$		8,355	KRW	8,881,616	23	0
	07/2018			2,456	DKK	15,418	109	(3)
DUB	04/2018		BRL	229,235	$	69,003	0	(432)
	04/2018		EUR	24,711		30,474	49	0
	04/2018	$		4,938	AUD	6,381	0	(37)
	04/2018			69,701	BRL	229,235	0	(266)
	05/2018		AUD	6,381	$	4,939	38	0
	05/2018		BRL	198,467		60,066	96	0
	05/2018	$		6,185	BRL	20,499	9	0

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	37

Schedule of Investments PIMCO Low Duration Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received		Unrealized Appreciation/ (Depreciation)
							Asset	Liability
	05/2018	$		18,591	NOK	144,500	$0	$(134)
	06/2018			8,923	RUB	515,687	7	0
	06/2018			22,602	TWD	654,828	73	0
FBF	04/2018		BRL	140,226	$	42,188	0	(286)
	04/2018		KRW	38,573,059		36,016	0	(172)
	04/2018		RUB	928,864		16,068	0	(94)
	04/2018	$		42,557	BRL	140,226	0	(83)
	04/2018			36,168	KRW	38,573,059	20	0
	05/2018		BRL	140,226	$	42,433	62	0
	06/2018	$		36,077	KRW	38,573,059	307	0
	06/2018			6,746	RUB	386,464	0	(54)
GLM	04/2018		BRL	283,700	$	85,804	294	(422)
	04/2018		CAD	7,500		5,926	102	0
	04/2018		DKK	482,840		72,567	0	(7,128)
	04/2018		KRW	2,837,355		2,660	0	(2)
	04/2018		RUB	1,632,503		28,483	74	0
	04/2018	$		86,457	BRL	283,700	0	(525)
	04/2018			2,664	DKK	17,393	207	0
	04/2018			2,650	KRW	2,837,355	12	0
	05/2018		EUR	23,690	$	29,256	21	0
	05/2018		GBP	129,762		180,706	0	(1,658)
	05/2018		JPY	12,551,300		117,775	0	(475)
	05/2018	$		29,432	BRL	98,000	180	0
	05/2018			46,753	EUR	37,257	0	(776)
	05/2018			127,828	JPY	13,515,000	74	(572)
	06/2018		CNH	2,204	$	347	0	(3)
	06/2018	$		94,819	KRW	102,071,768	1,460	0
	06/2018			47,590	RUB	2,719,186	0	(501)
	06/2018			2,441	TWD	70,578	3	0
	10/2018		BRL	605,600	$	180,529	119	(120)
HUS	04/2018		AUD	3,900		3,067	72	0
	04/2018		BRL	375,700		111,200	0	(2,598)
	04/2018		CAD	106,346		82,936	842	(463)
	04/2018		GBP	111,129		158,013	2,098	0
	04/2018		RUB	4,856,541		84,529	85	(140)
	04/2018		TWD	561,979		19,319	44	0
	04/2018	$		113,033	BRL	375,700	765	0
	04/2018			103,653	RUB	6,085,995	2,411	0
	04/2018			19,312	TWD	561,979	0	(38)
	05/2018			158,204	GBP	111,129	0	(2,097)
	06/2018		JPY	1,620,000	$	15,386	93	0
	06/2018		KRW	166,998,747		154,493	0	(3,028)
	06/2018	$		60,352	RUB	3,454,675	2	(530)
	06/2018			28,380	TWD	819,269	17	(28)
	07/2018		EUR	16,300	$	19,810	0	(387)
	03/2019			17,100		21,841	197	0
IND	05/2018		SEK	1,336,782		167,276	6,706	0
JPM	04/2018		BRL	185,401		56,771	930	(316)
	04/2018		CAD	33,300		25,939	92	0
	04/2018		CHF	11,583		12,439	323	0
	04/2018		DKK	286,244		43,915	0	(3,331)
	04/2018		EUR	17,011		20,995	25	0
	04/2018		JPY	9,460,000		84,298	0	(4,641)
	04/2018		RUB	1,800,164		31,257	12	(142)
	04/2018			$56,005	BRL	185,401	198	(45)
	04/2018			32,084	CAD	41,299	0	(27)
	04/2018			12,258	CHF	11,583	0	(141)
	05/2018		CAD	41,299	$	32,102	27	0
	05/2018		CHF	11,583		12,287	142	0

38	PIMCO LOW DURATION FUND	See Accompanying Notes

March 31, 2018

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received		Unrealized Appreciation/ (Depreciation)
							Asset	Liability
	05/2018		EUR	38,128	$	47,761	$709	$0
	05/2018		GBP	52,000		72,366	0	(713)
	05/2018		JPY	5,955,500		56,455	346	0
	05/2018		NGN	1,811,355		4,839	0	(150)
	05/2018		NOK	100,055		13,045	265	0
	05/2018		RUB	566,527		9,840	15	0
	05/2018		SEK	200,835		24,628	505	0
	05/2018	$		74,381	CAD	95,900	101	0
	05/2018			11,984	EUR	9,674	0	(46)
	05/2018			181,182	JPY	19,081,200	0	(1,411)
	05/2018			16,803	NOK	132,730	151	0
	05/2018			74,862	SEK	615,180	0	(969)
	06/2018		EUR	9,700	$	12,036	45	0
	06/2018		JPY	1,310,000		12,366	5	0
	06/2018		RUB	337,716		5,874	26	0
	06/2018	$		30,273	RUB	1,727,654	0	(355)
	06/2018			17,094	SGD	22,374	2	0
	06/2018			25,135	TWD	726,691	29	0
	07/2018		DKK	265,862	$	41,029	0	(3,150)
	11/2018		NGN	848,362		2,250	0	(13)
MSB	04/2018		EUR	4,300		5,319	22	0
	04/2018		RUB	228,908		4,011	22	0
	05/2018		JPY	48,030,000		445,726	0	(6,824)
	06/2018			474,200		4,478	4	0
	06/2018		RUB	279,675		4,858	15	0
	06/2018	$		15,857	KRW	17,179,743	348	0
	06/2018			2,042	TWD	59,034	2	0
	10/2018		BRL	340,000	$	101,025	0	(330)
RBC	04/2018	$		8,291	CAD	10,747	51	0
RYL	05/2018			89,494	GBP	64,274	835	0
	05/2018			44,339	SEK	363,950	0	(622)
	08/2018		EUR	6,800	$	8,399	0	(64)
SCX	04/2018		DKK	19,167		2,851	0	(313)
	04/2018		KRW	17,894,362		16,779	0	(9)
	04/2018	$		16,685	KRW	17,894,362	103	0
	05/2018		EUR	285	$	352	0	0
	05/2018		NGN	1,174,125		3,131	0	(103)
	05/2018	$		76,380	SEK	617,655	0	(2,190)
	06/2018		SGD	22,670	$	17,251	0	(70)
	06/2018		THB	57,166		1,803	0	(30)
	06/2018	$		1,013	INR	66,682	3	0
	06/2018			13,710	TWD	396,503	20	0
	07/2018		BRL	179,240	$	53,549	0	(312)
	08/2018		EUR	8,100		10,185	126	0
	11/2018		NGN	754,000		2,000	0	(8)
SSB	04/2018		BRL	31,286		9,413	0	(64)
	04/2018	$		9,631	BRL	31,286	0	(155)
	05/2018			1,272	GBP	908	4	0
TOR	04/2018		DKK	412,383	$	60,303	0	(7,763)
UAG	04/2018			108,350		17,298	2	(588)
	04/2018		JPY	285,800		2,706	17	0
	04/2018		KRW	17,841,342		16,729	0	(9)
	04/2018	$		41,902	DKK	252,585	0	(212)
	04/2018			16,474	KRW	17,841,342	264	0
	05/2018		JPY	12,670,000	$	117,224	0	(2,162)
	06/2018			22,780,000		215,878	853	(23)

Total Forward Foreign Currency Contracts							$28,538	$(152,602)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	39

Schedule of Investments PIMCO Low Duration Fund (Cont.)

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-30 5-Year Index	Sell	0.850%	05/16/2018	$ 47,600	$(43)	$(34)
BPS	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018	59,700	(90)	(69)
CBK	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018	34,100	(40)	(40)
GST	Put - OTC CDX.IG-30 5-Year Index	Sell	0.850	06/20/2018	42,300	(68)	(59)

						$(241)	$(202)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Call - OTC USD versus BRL	BRL	3.300	04/11/2018	$ 31,300	$(220)	$(246)
	Call - OTC USD versus BRL		3.305	04/25/2018	30,100	(285)	(339)
JPM	Call - OTC USD versus BRL		3.330	04/12/2018	21,800	(218)	(102)
MSB	Call - OTC USD versus MXN	MXN	19.230	04/11/2018	16,600	(139)	(3)
	Call - OTC USD versus MXN		19.550	04/12/2018	35,900	(300)	(3)
	Call - OTC USD versus MXN		19.250	04/25/2018	51,200	(567)	(50)
RYL	Put - OTC AUD versus USD	$	0.768	04/12/2018	AUD 35,650	(148)	(161)
	Call - OTC AUD versus USD		0.807	04/12/2018	35,650	(163)	0

						$(2,040)	$(904)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
GSC	Put - OTC Fannie Mae, TBA 3.500% due 04/01/2048	$	99.340	04/05/2018	$ 69,000	$(380)	$(5)

Total Written Options						$(2,661)	$(1,111)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
CBK	Mexico Government International Bond	1.000%	Quarterly	12/20/2018	0.317%	$18,900	$(19)	$120	$101	$0
JPM	PSEG Power LLC	1.000	Quarterly	12/20/2018	0.088	24,200	134	35	169	0
MYC	Mexico Government International Bond	1.000	Quarterly	12/20/2018	0.317	8,600	(16)	62	46	0

							$99	$217	$316	$0

Total Swap Agreements							$99	$217	$316	$0

40	PIMCO LOW DURATION FUND	See Accompanying Notes

March 31, 2018

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(4)
AZD	$39	$0	$0	$39	$0	$0	$0	$0	$39	$0	$39
BOA	1,177	0	0	1,177	(41,953)	(34)	0	(41,987)	(40,810)	39,577	(1,233)
BPS	2,766	0	0	2,766	(40,612)	(69)	0	(40,681)	(37,915)	40,331	2,416
CBK	1,378	0	101	1,479	(9,687)	(40)	0	(9,727)	(8,248)	8,500	252
DUB	272	0	0	272	(869)	0	0	(869)	(597)	470	(127)
FBF	389	0	0	389	(689)	0	0	(689)	(300)	0	(300)
GLM	2,546	0	0	2,546	(12,182)	(585)	0	(12,767)	(10,221)	10,402	181
GSC	0	0	0	0	0	(5)	0	(5)	(5)	27	22
GST	0	0	0	0	0	(59)	0	(59)	(59)	0	(59)
HUS	6,626	0	0	6,626	(9,309)	0	0	(9,309)	(2,683)	2,579	(104)
IND	6,706	0	0	6,706	0	0	0	0	6,706	(5,757)	949
JPM	3,948	0	169	4,117	(15,450)	(102)	0	(15,552)	(11,435)	12,139	704
MSB	413	0	0	413	(7,154)	(56)	0	(7,210)	(6,797)	6,863	66
MYC	0	0	46	46	0	0	0	0	46	(70)	(24)
RBC	51	0	0	51	0	0	0	0	51	0	51
RYL	835	0	0	835	(686)	(161)	0	(847)	(12)	(2,380)	(2,392)
SCX	252	0	0	252	(3,035)	0	0	(3,035)	(2,783)	1,883	(900)
SSB	4	0	0	4	(219)	0	0	(219)	(215)	0	(215)
TOR	0	0	0	0	(7,763)	0	0	(7,763)	(7,763)	8,117	354
UAG	1,136	0	0	1,136	(2,994)	0	0	(2,994)	(1,858)	295	(1,563)

Total Over the Counter	$28,538	$0	$316	$28,854	$(152,602)	$(1,111)	$0	$(153,713)

(m)	Securities with an aggregate market value of $131,183 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	41

Schedule of Investments PIMCO Low Duration Fund (Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,135	$1,135
Swap Agreements	0	1	0	0	153	154

	$0	$1	$0	$0	$1,288	$1,289

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$28,538	$0	$28,538
Swap Agreements	0	316	0	0	0	316

	$0	$316	$0	$28,538	$0	$28,854

	$0	$317	$0	$28,538	$1,288	$30,143

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$2,600	$2,600
Swap Agreements	0	7	0	0	1,249	1,256

	$0	$7	$0	$0	$3,849	$3,856

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$152,602	$0	$152,602
Written Options	0	202	0	904	5	1,111

	$0	$202	$0	$153,506	$5	$153,713

	$0	$209	$0	$153,506	$3,854	$157,569

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$483	$483
Written Options	0	0	0	0	434	434
Futures	0	0	0	0	(52,952)	(52,952)
Swap Agreements	0	1,352	0	0	(8,657)	(7,305)

	$0	$1,352	$0	$0	$(60,692)	$(59,340)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(178,117)	$0	$(178,117)
Written Options	0	0	0	8,192	1,531	9,723
Swap Agreements	0	1,043	0	0	63	1,106

	$0	$1,043	$0	$(169,925)	$1,594	$(167,288)

	$0	$2,395	$0	$(169,925)	$(59,098)	$(226,628)

42	PIMCO LOW DURATION FUND	See Accompanying Notes

March 31, 2018

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$277	$277
Futures	0	0	0	0	2,943	2,943
Swap Agreements	0	(756)	0	0	4,280	3,524

	$0	$(756)	$0	$0	$7,500	$6,744

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(52,777)	$0	$(52,777)
Written Options	0	39	0	2,330	(821)	1,548
Swap Agreements	0	(395)	0	0	0	(395)

	$0	$(356)	$0	$(50,447)	$(821)	$(51,624)

	$0	$(1,112)	$0	$(50,447)	$6,679	$(44,880)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$2,596,983	$7,469	$2,604,452
Industrials	0	615,684	0	615,684
Utilities	0	162,590	0	162,590
Municipal Bonds & Notes
California	0	335	0	335
Texas	0	2,643	0	2,643
U.S. Government Agencies	0	2,108,126	0	2,108,126
Non-Agency Mortgage-Backed Securities	0	362,925	0	362,925
Asset-Backed Securities	0	701,544	51,098	752,642
Sovereign Issues	0	484,789	0	484,789
Common Stocks
Consumer Discretionary	4	0	0	4
Short-Term Instruments
Certificates of Deposit	25,600	8,205	0	33,805
Commercial Paper	0	528,379	0	528,379
Repurchase Agreements	0	3,195	0	3,195
Short-Term Notes	0	78,446	0	78,446
Argentina Treasury Bills	0	93,847	0	93,847
ESM Treasury Bills	0	5,293	0	5,293
Greece Treasury Bills	0	106,152	0	106,152
Italy Treasury Bills	0	51,323	0	51,323
Japan Treasury Bills	0	1,263,517	0	1,263,517
Nigeria Treasury Bills	0	9,626	0	9,626
Spain Treasury Bills	0	6,030	0	6,030
U.S. Treasury Bills	0	182,925	0	182,925
	$25,604	$9,372,557	$58,567	$9,456,728

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,018,573	$0	$0	$1,018,573

Total Investments	$1,044,177	$9,372,557	$58,567	$10,475,301

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	43

Schedule of Investments PIMCO Low Duration Fund (Cont.)

March 31, 2018

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(1,067)	$0	$(1,067)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,135	154	0	1,289
Over the counter	0	28,854	0	28,854
	$1,135	$29,008	$0	$30,143

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2,600)	(1,256)	0	(3,856)
Over the counter	0	(153,713)	0	(153,713)
	$(2,600)	$(154,969)	$0	$(157,569)

Total Financial Derivative Instruments	$(1,465)	$(125,961)	$0	$(127,426)

Totals	$1,042,712	$9,245,529	$58,567	$10,346,808

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

44	PIMCO LOW DURATION FUND	See Accompanying Notes

Notes to Financial Statements

March 31, 2018

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class, Class A, Class C and Class R shares of the PIMCO Low Duration Fund (the “Fund”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Fund.

On March 23, 2018, PIMCO processed an automatic conversion of all Class D shares of the Fund into Class A shares of the Fund. Shareholders of Class D received Class A shares of equal value to their outstanding shares of Class D as of March 23, 2018. The conversion was tax-free and shareholders did not have to pay any sales charge, fee or other charge in connection with the conversion.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Fund is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

ANNUAL REPORT	MARCH 31, 2018	45

Notes to Financial Statements (Cont.)

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Fund may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders  Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal

46	PIMCO LOW DURATION FUND

March 31, 2018

period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Fund estimates the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is estimated that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Fund’s daily internal accounting records and practices, the Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include, among others, the treatment of paydowns on mortgage-backed securities purchased at a discount and periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be reported on Form 1099 DIV sent to shareholders for the calendar year.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gain (loss) and/or paid in capital to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements  In March 2016, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2016-05, which provides guidance related to the impact of derivative contract novations on certain relationships under Accounting Standards Codification (“ASC”) 815. The ASU is effective for annual periods beginning after December 15, 2016, and interim periods within those annual periods. The Fund has adopted the ASU. The implementation of the ASU did not have an impact on the Fund’s financial statements.

In August 2016, the FASB issued ASU 2016-15 which amends ASC 230 to clarify guidance on the classification of certain cash receipts and cash payments in the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2016, the U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of

ANNUAL REPORT	MARCH 31, 2018	47

Notes to Financial Statements (Cont.)

information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and also change the rules governing the form and content of such financial statements. The compliance date for these amendments was August 1, 2017. Compliance is based on reporting period-end date. Management has adopted these amendments and the changes are incorporated in the financial statements.

In November 2016, the FASB issued ASU 2016-18 which amends ASC 230 to provide guidance on the classification and presentation of changes in restricted cash and restricted cash equivalents on the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In March 2017, the FASB issued ASU 2017-08 which provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Fund has adopted the ASU. The implementation of the ASU did not have an impact on the Fund’s financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of the Fund’s shares is based on the Fund’s NAV. The NAV of the Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Fund or class, by the total number of shares outstanding of the Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Adviser to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing

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Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the

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Notes to Financial Statements (Cont.)

Trust is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in the Fund’s prospectus.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

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∎

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use

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Notes to Financial Statements (Cont.)

broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

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Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. The tables below show the Fund’s transactions in and earnings from investments in the affiliated Funds for the period ended March 31, 2018 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2018	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$0	$848,948	$0	$0	$(664)	$848,284	$8,123	$133

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2018	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$1,196,732	$6,797,011	$(7,823,100)	$(365)	$11	$170,289	$12,611	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Fund may utilize the investments and strategies described below to the extent permitted by the Fund’s investment policies.

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Notes to Financial Statements (Cont.)

Mortgage-Related and Other Asset-Backed Securities  directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches”, with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

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Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Restricted Investments  are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Fund at March 31, 2018 are disclosed in the Notes to Schedule of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

Roll-timing strategies can be used where the Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later

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Notes to Financial Statements (Cont.)

expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively.

When-Issued Transactions  are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Fund may enter into the borrowings and other financing transactions described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location of these instruments in the Fund’s financial statements is described below.

(a) Repurchase Agreements  Under the terms of a typical repurchase agreement, the Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by the Fund’s custodian or designated subcustodians under tri-party repurchase agreements and in certain instances will remain in custody with the counterparty. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

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(c) Sale-Buybacks  A sale-buyback financing transaction consists of a sale of a security by the Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Fund are reflected as a liability on the Statement of Assets and Liabilities. The Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  Short sales are transactions in which the Fund sells a security that it may not own. The Fund may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Fund engages in a short sale, it may borrow the security sold short and deliver it to the counterparty. The Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statement of Assets and Liabilities. Short sales expose the Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Fund. A short sale is “against the box” if the Fund holds in its portfolio or has the right to acquire the security sold short at no additional cost. The Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Fund may enter into the financial derivative instruments described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on how and why the Fund uses financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of

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Notes to Financial Statements (Cont.)

Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Fund.

(a) Forward Foreign Currency Contracts  may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  are agreements to buy or sell a security or other asset for a set price on a future date. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts  may be written or purchased to enhance returns or to hedge an existing position or future investment. The Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Fund

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as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Credit Default Swaptions  may be written or purchased to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection on a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Foreign Currency Options  may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Options on Exchange-Traded Futures Contracts  (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Securities  may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(d) Swap Agreements  are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives

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Notes to Financial Statements (Cont.)

clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying the Fund’s investment policies and restrictions, swap agreements are generally valued by the Fund at market value. In the case of a credit default swap, in applying certain of the Fund’s investment policies and restrictions, the Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Fund’s other investment policies and restrictions. For example, the Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines (if any) because such value in general better reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, the Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

To the extent the Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC

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swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements  on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the agreement, undergoes a certain credit event. Unlike credit default swaps on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues, deliverable obligations in most instances would be limited to the specific referenced obligation, or in some cases specific tranches of the specified reference obligation, as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. The Fund may use credit default swaps on asset-backed

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Notes to Financial Statements (Cont.)

securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Fund is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

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Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure and to maintain the Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Fund holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL RISKS

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund.

Interest Rate Risk  is the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Call Risk  is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk  is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

High Yield Risk  is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

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Notes to Financial Statements (Cont.)

Market Risk  is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk  is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Liquidity Risk  is the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk  is the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund’s use of derivatives may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the Fund’s clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund’s performance.

Equity Risk  is the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Mortgage-Related and Other Asset-Backed Securities Risk  is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk.

Foreign (Non-U.S.) Investment Risk  is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including

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nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk  is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk  is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk  is the risk that foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk  is the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk  is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

Short Exposure Risk  is the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund.

8. MASTER NETTING ARRANGEMENTS

The Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

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Notes to Financial Statements (Cont.)

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or sale-buyback transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission (“CFTC”). In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Fund. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Schedule of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between the Fund and selected

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counterparties. The arrangements provide guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	Class P	Administrative Class	Class A	Class C	Class R
0.25%	0.21%	0.31%	0.21%	0.25%	0.30%	0.30%

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Notes to Financial Statements (Cont.)

(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.30% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of the Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, the Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class C	0.30%	0.25%
Class R	0.25%	0.25%

	Distribution and/or Servicing Fee
Administrative Class	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund. For the period ended March 31, 2018, the Distributor retained $8,573,595 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) taxes and governmental fees; (ii) brokerage fees and commissions and other portfolio transaction expenses; (iii) the costs of borrowing money, including interest expense; (iv) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (v) extraordinary expense,

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including costs of litigation and indemnification expenses; (vi) organizational expenses; and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $152,300, plus $15,750 for each Board meeting attended in person, $775 ($2,025 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each Board meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $18,000 and each other committee chair receives an additional annual retainer of $4,500. Each Trustee, other than the Trustees affiliated with PIMCO, or its affiliates, receives $775 for each Valuation Oversight Committee meeting attended. In addition, the Valuation Oversight Committee co-leads together receive an additional retainer of $11,500, which amount is divided evenly among the co-leads so that each individually receives an additional annual retainer of $5,750. The Lead Independent Trustee receives an annual retainer of $13,000.

These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets except PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed to waive a portion of the Fund’s Supervisory and Administrative Fee, or reimburse the Fund, to the extent that the Fund’s organizational expenses and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of the Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Under certain conditions, PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. At March 31, 2018, there were no recoverable amounts.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Fund is permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or

ANNUAL REPORT	MARCH 31, 2018	69

Notes to Financial Statements (Cont.)

common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended March 31, 2018, the Fund engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act (amounts in thousands†):

Purchases	Sales
$62,967	$157,730

†	A zero balance may reflect actual amounts rounding to less than one thousand.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The transaction costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2018, were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$40,488,092	$40,936,500	$1,510,113	$2,443,523

†	A zero balance may reflect actual amounts rounding to less than one thousand.

70	PIMCO LOW DURATION FUND

March 31, 2018

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Year Ended 03/31/2018				Year Ended 03/31/2017
	Shares		Amount		Shares	Amount

Receipts for shares sold
Institutional Class	369,492		$3,641,833		576,176	$5,685,346
Class P	23,431		230,934		22,269	219,557
Administrative Class	2,919		28,766		4,462	44,007
Class D	8,391		82,761		11,228	110,745
Class A	79,555	(a)	781,050	(a)	19,594	193,250
Class C	1,516		14,941		2,868	28,285
Class R	1,895		18,662		3,759	37,088

Issued as reinvestment of distributions
Institutional Class	9,589		94,507		12,620	124,509
Class P	844		8,319		1,273	12,555
Administrative Class	148		1,460		286	2,826
Class D	761		7,504		1,399	13,800
Class A	971		9,566		1,547	15,263
Class C	248		2,446		582	5,742
Class R	76		750		137	1,351

Cost of shares redeemed
Institutional Class	(382,473)		(3,769,006)		(625,418)	(6,171,395)
Class P	(29,263)		(288,302)		(39,421)	(388,693)
Administrative Class	(5,666)		(55,846)		(10,434)	(102,860)
Class D	(77,820	)(a)	(763,733	)(a)	(28,807)	(284,068)
Class A	(34,774)		(342,658)		(45,408)	(447,712)
Class C	(19,793)		(195,116)		(15,649)	(154,298)
Class R	(3,028)		(29,851)		(5,067)	(49,958)
Net increase (decrease) resulting from Fund share transactions	(52,981)		$(521,013)		(112,004)	$(1,104,660)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	On March 23, 2018, 55,907 Class D shares in the amount of $547,755 converted into Class A shares of the Fund.

14. REGULATORY AND LITIGATION MATTERS

The Fund is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

ANNUAL REPORT	MARCH 31, 2018	71

Notes to Financial Statements (Cont.)

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Fund’s tax positions for all open tax years. As of March 31, 2018, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

As of March 31, 2018, the components of distributable taxable earnings are as follows (amounts in thousands†):

	Undistributed Ordinary Income(1)	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(2)	Other Book-to-Tax Accounting Differences (3)	Accumulated Capital Losses(4)	Qualified Late-Year Loss Deferral - Capital(5)	Qualified Late-Year Loss Deferral - Ordinary(6)
PIMCO Low Duration Fund	$0	$0	$38,779	$(960)	$(396,949)	$0	$(38,123)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Includes undistributed short-term capital gains, if any.
(2)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, and forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on swap contracts, Lehman securities, and straddle loss deferrals.

(3)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for distributions payable at fiscal year-end.
(4)	Capital losses available to offset future net capital gains expire in varying amounts as shown below.
(5)	Capital losses realized during the period November 1, 2017 through March 31, 2018 which the Fund elected to defer to the following taxable year pursuant to income tax regulations.
(6)	Specified losses realized during the period November 1, 2017 through March 31, 2018 which the Fund elected to defer to the following taxable year pursuant to income tax regulations.

Under the Regulated Investment Company Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law. As of March 31, 2018, the Fund had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term
PIMCO Low Duration Fund	$197,113	$199,836

†	A zero balance may reflect actual amounts rounding to less than one thousand.

72	PIMCO LOW DURATION FUND

March 31, 2018

As of March 31, 2018, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(7)
PIMCO Low Duration Fund	$10,316,487	$246,849	$(208,586)	$38,263

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)

Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) on investments are attributable to open wash sale loss deferrals, Lehman securities, unrealized gain or loss on certain futures, and forward contracts, realized and unrealized gain (loss) swap contracts, and straddle loss deferrals.

For the fiscal years ended March 31, 2018 and March 31, 2017, respectively, the Fund made the following tax basis distributions (amounts in thousands†):

	March 31, 2018			March 31, 2017
	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)
PIMCO Low Duration Fund	$113,919	$0	$23,857	$159,634	$0	$36,157

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)	Includes short-term capital gains distributed, if any.
(9)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

16. SUBSEQUENT EVENTS

On February 13, 2018, the Board approved a proposal to change the name of Class P for all Funds of the Trust that offer such class to I-2. The name change occurred on April 27, 2018.

There were no other subsequent events identified that require recognition or disclosure.

ANNUAL REPORT	MARCH 31, 2018	73

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Funds and Shareholders of PIMCO Low Duration Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of PIMCO Low Duration Fund (one of the funds constituting PIMCO Funds, referred to hereafter as the “Fund”) as of March 31, 2018, the related statement of operations for the year ended March 31, 2018, the statement of changes in net assets for each of the two years in the period ended March 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2018 and the financial highlights for each of the five years in the period ended March 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Kansas City, Missouri

May 24, 2018

We have served as the auditor of one or more investment companies in PIMCO Funds since 1987.

74	PIMCO LOW DURATION FUND

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	IND	Crédit Agricole Corporate and Investment Bank S.A.
BOA	Bank of America N.A.	JPM	JP Morgan Chase Bank N.A.
BPS	BNP Paribas S.A.	MSB	Morgan Stanley Bank, N.A
CBK	Citibank N.A.	MYC	Morgan Stanley Capital Services, Inc.
DUB	Deutsche Bank AG	RBC	Royal Bank of Canada
FBF	Credit Suisse International	RYL	Royal Bank of Scotland Group PLC
FICC	Fixed Income Clearing Corporation	SCX	Standard Chartered Bank
GLM	Goldman Sachs Bank USA	SSB	State Street Bank and Trust Co.
GSC	Goldman Sachs & Co.	TOR	Toronto Dominion Bank
GST	Goldman Sachs International	UAG	UBS AG Stamford
HUS	HSBC Bank USA N.A.

Currency Abbreviations:
ARS	Argentine Peso	KRW	South Korean Won
AUD	Australian Dollar	MXN	Mexican Peso
BRL	Brazilian Real	NGN	Nigerian Naira
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	RUB	Russian Ruble
CNH	Chinese Renminbi (Offshore)	SEK	Swedish Krona
DKK	Danish Krone	SGD	Singapore Dollar
EUR	Euro	THB	Thai Baht
GBP	British Pound	TWD	Taiwanese Dollar
INR	Indian Rupee	USD (or $)	United States Dollar
JPY	Japanese Yen

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
12MTA	12 Month Treasury Average	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate
BP0003M	3 Month GBP-LIBOR	LIBOR01M	1 Month USD-LIBOR
CDX.IG	Credit Derivatives Index - Investment Grade	US0001M	1 Month USD Swap Rate
COF 11	Cost of Funds - 11th District of San Francisco	US0003M	3 Month USD Swap Rate
CPI	Consumer Price Index	US0006M	6 Month USD Swap Rate
EUR003M	3 Month EUR Swap Rate	US0012M	12 Month USD Swap Rate

Other Abbreviations:
ABS	Asset-Backed Security	ESM	European Stability Mechanism
ALT	Alternate Loan Trust	LIBOR	London Interbank Offered Rate
CDI	Brazil Interbank Deposit Rate	OAT	Obligations Assimilables du Trésor
CDO	Collateralized Debt Obligation	TBA	To-Be-Announced
CLO	Collateralized Loan Obligation	YOY	Year Over Year
DAC	Designated Activity Company

ANNUAL REPORT	MARCH 31, 2018	75

Federal Income Tax Information

(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Fund’s fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction.  Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund’s dividend distribution that qualifies under tax law. The percentage of the following Fund’s Fiscal 2018 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below:

Qualified Dividend Income.  Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentage of ordinary dividends paid during the fiscal year ended March 31, 2018 was designated as ‘qualified dividend income’ as defined in the Act subject to reduced tax rates in 2018:

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only).  Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2018 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2018 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s†)	Qualified Short-Term Capital Gain (000s†)
PIMCO Low Duration Fund	0.00%	0.00%	$113,920	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2019, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2018.

76	PIMCO LOW DURATION FUND

Management of the Trust

(Unaudited)

The charts below identify the Trustees and executive officers of the Trust. Unless otherwise indicated, the address of all persons below is 650 Newport Center Drive, Newport Beach, CA 92660.

The Funds’ Statement of Additional Information includes more information about the Trustees and Officers. To request a free copy, call PIMCO at (888) 87-PIMCO or visit the Funds’ website at www.pimco.com.

Name, Year of Birth and Position Held with Trust*	Term of Office and Length of Time Served†	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Public Company and Investment Company Directorships Held by Trustee During the Past 5 Years
Interested Trustees[1]
Brent R. Harris (1959) Chairman of the Board and Trustee	02/1992 to present	Managing Director, PIMCO. Formerly, member of Executive Committee, PIMCO.	162	Chairman and Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT; Director, StocksPLUS® Management, Inc; and member of Board of Governors, Investment Company Institute.
Peter G. Strelow (1970) Trustee	05/2017 to present	Managing Director and Co-Chief Operating Officer, PIMCO. Formerly, Chief Administrative Officer, PIMCO.	141	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust.
Independent Trustees
George E. Borst (1948) Trustee	04/2015 to present	Executive Advisor, McKinsey & Company (since 10/14); Formerly, Executive Advisor, Toyota Financial Services (10/13-12/14); and CEO, Toyota Financial Services (1/01-9/13).	141	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust; Director, MarineMax Inc.
Jennifer Holden Dunbar (1963) Trustee	04/2015 to present	Managing Director, Dunbar Partners, LLC (business consulting and investments). Formerly, Partner, Leonard Green & Partners, L.P.	162	Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT; Director, PS Business Parks; Director, Big 5 Sporting Goods Corporation.
Kym M. Hubbard (1957) Trustee	02/2017 to present	Formerly, Global Head of Investments, Chief Investment Officer and Treasurer, Ernst & Young.	141	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust; Director, State Auto Financial Corporation.
Gary F. Kennedy (1955) Trustee	04/2015 to present	Formerly, Senior Vice President, General Counsel and Chief Compliance Officer, American Airlines and AMR Corporation (now American Airlines Group) (1/03-1/14).	141	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust.
Peter B. McCarthy (1950) Trustee	04/2015 to present	Formerly, Assistant Secretary and Chief Financial Officer, United States Department of Treasury; Deputy Managing Director, Institute of International Finance.	162	Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.
Ronald C. Parker (1951) Lead Independent Trustee	07/2009 to present Lead Independent Trustee - 02/2017 to present	Director of Roseburg Forest Products Company. Formerly, Chairman of the Board, The Ford Family Foundation; and President, Chief Executive Officer, Hampton Affiliates (forestry products).	162	Lead Independent Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust; Trustee, PIMCO Equity Series and PIMCO Equity Series VIT.

*	Unless otherwise noted, the information for the individuals listed is as of March 31, 2018.
[1]	Mr. Harris and Mr. Strelow are “interested persons” of the Trust (as that term is defined in the 1940 Act) because of their affiliations with PIMCO.
†	Trustees serve until their successors are duly elected and qualified.

ANNUAL REPORT	MARCH 31, 2018	77

Management of the Trust (Cont.)

Executive Officers

Name, Year of Birth and Position Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years*
Peter G. Strelow (1970) President	01/2015 to present Senior Vice President 11/2013 to 01/2015 Vice President 05/2008 to 11/2013	Managing Director and Co-Chief Operating Officer, PIMCO. President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Chief Administrative Officer, PIMCO.
David C. Flattum (1964) Chief Legal Officer	11/2006 to present	Managing Director and General Counsel, PIMCO. Chief Legal Officer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Formerly, Managing Director, Chief Operating Officer and General Counsel, Allianz Asset Management of America L.P.
Jennifer E. Durham (1970) Chief Compliance Officer	07/2004 to present	Managing Director and Chief Compliance Officer, PIMCO. Chief Compliance Officer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.
Brent R. Harris (1959) Senior Vice President	01/2015 to present President 03/2009 to 01/2015	Managing Director, PIMCO. Senior Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Formerly, member of Executive Committee, PIMCO.
Joshua D. Ratner (1976)** Vice President - Senior Counsel, Secretary	11/2013 to present Assistant Secretary 10/2007 to 01/2011	Executive Vice President and Deputy General Counsel, PIMCO. Chief Legal Officer, PIMCO Investments LLC. Vice President - Senior Counsel, Secretary, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Vice President, Secretary and Chief Legal Officer, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.
Ryan G. Leshaw (1980) Assistant Secretary	05/2012 to present	Senior Vice President and Senior Counsel, PIMCO. Assistant Secretary, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Associate, Willkie Farr & Gallagher LLP.
Wu-Kwan Kit (1981) Assistant Secretary	08/2017 to present	Vice President and Counsel, PIMCO. Assistant Secretary, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Assistant General Counsel, VanEck Associates Corp.
Stacie D. Anctil (1969) Vice President	05/2015 to present Assistant Treasurer 11/2003 to 05/2015	Executive Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.
William G. Galipeau (1974) Vice President	11/2013 to present	Executive Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.
Eric D. Johnson (1970)** Vice President	05/2011 to present	Executive Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.
Henrik P. Larsen (1970) Vice President	02/1999 to present	Senior Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.
Bijal Y. Parikh (1978) Vice President	02/2017 to present	Senior Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.
Greggory S. Wolf (1970) Vice President	05/2011 to present	Senior Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.
Trent W. Walker (1974) Treasurer	11/2013 to present Assistant Treasurer 05/2007 to 11/2013	Executive Vice President, PIMCO. Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.

78	PIMCO LOW DURATION FUND

(Unaudited)

Name, Year of Birth and Position Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years*
Erik C. Brown (1967) Assistant Treasurer	02/2001 to present	Executive Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.
Colleen D. Miller (1980)** Assistant Treasurer	02/2017 to present	Senior Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Vice President Cohen & Steers Capital Management.
Christopher M. Morin (1980) Assistant Treasurer	08/2016 to present	Senior Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.
Jason J. Nagler (1982)** Assistant Treasurer	05/2015 to present	Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Head of Mutual Fund Reporting, GMO and Assistant Treasurer, GMO Trust and GMO Series Trust Funds.

*

The term “PIMCO-Sponsored Closed-End Funds” as used herein includes: PIMCO California Municipal Income Fund, PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III, PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO New York Municipal Income Fund, PIMCO New York Municipal Income Fund II, PIMCO New York Municipal Income Fund III, PCM Fund Inc., PIMCO Corporate & Income Opportunity Fund, PIMCO Corporate & Income Strategy Fund, PIMCO Dynamic Credit and Mortgage Income Fund, PIMCO Dynamic Income Fund, PIMCO Global StocksPLUS® & Income Fund, PIMCO High Income Fund, PIMCO Income Opportunity Fund, PIMCO Income Strategy Fund, PIMCO Income Strategy Fund II and PIMCO Strategic Income Fund, Inc.; the term “PIMCO-Sponsored Interval Funds” as used herein includes: PIMCO Flexible Credit Income Fund and PIMCO Flexible Municipal Income Fund.

**	The address of these officers is Pacific Investment Management Company LLC, 1633 Broadway, New York, New York 10019.

ANNUAL REPORT	MARCH 31, 2018	79

Privacy Policy1

The Funds2,3 consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ non-public personal information. The Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers or sub-advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial advisor or consultant, and/or from information captured on applicable websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any non-public personal information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Funds or their affiliates may also retain non-affiliated companies to market Fund shares or products which use Fund shares and enter into joint marketing arrangements with them and other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm and/or financial advisor or consultant.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal or account information to non-affiliated third parties in limited circumstances where the Funds believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to protect their rights or property, or upon reasonable request by any fund advised by PIMCO in which a shareholder has invested. In addition, the Funds may disclose information about a shareholder or a shareholder’s accounts to a non-affiliated third party at the shareholder’s request or with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing shareholders’ accounts, and subject to applicable law may provide shareholders with information about products and services that the Funds or their Advisers, distributors or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds may share may include, for example, a shareholder’s participation in the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), information about the Funds’ experiences or transactions with a shareholder, information captured on applicable websites, or other data about a shareholder’s accounts, subject

80	PIMCO LOW DURATION FUND

(Unaudited)

to applicable law. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have implemented procedures that are designed to restrict access to a shareholder’s non-public personal information to internal personnel who need to know that information to perform their jobs, such as servicing shareholder accounts or notifying shareholders of new products or services. Physical, electronic and procedural safeguards are in place to guard a shareholder’s non-public personal information.

Information Collected from Websites

Websites maintained by the Funds or their service providers may use a variety of technologies to collect information that help the Funds and their service providers understand how the website is used. Information collected from your web browser (including small files stored on your device that are commonly referred to as “cookies”) allow the websites to recognize your web browser and help to personalize and improve your user experience and enhance navigation of the website. In addition, the Funds or their Service Affiliates may use third parties to place advertisements for the Funds on other websites, including banner advertisements. Such third parties may collect anonymous information through the use of cookies or action tags (such as web beacons). The information these third parties collect is generally limited to technical and web navigation information, such as your IP address, web pages visited and browser type, and does not include personally identifiable information such as name, address, phone number or email address. If you are a registered user of the Funds’ website, the Funds or their service providers or third party firms engaged by the Funds or their service providers may collect or share information submitted by you, which may include personally identifiable information. This information can be useful to the Funds when assessing and offering services and website features. You can change your cookie preferences by changing the setting on your web browser to delete or reject cookies. If you delete or reject cookies, some website pages may not function properly. The Funds do not look for web browser “do not track” requests.

Changes to the Privacy Policy

From time to time, the Funds may update or revise this privacy policy. If there are changes to the terms of this privacy policy, documents containing the revised policy on the relevant website will be updated.

1 Amended as of February 14, 2017.

2 PIMCO Investments LLC (“PI”) serves as the Funds’ distributor. This Privacy Policy applies to the activities of PI to the extent that PI regularly effects or engages in transactions with or for a Fund shareholder who is the record owner of such shares. For purposes of this Privacy Policy, references to “the Funds” shall include PI when acting in this capacity.

3 When distributing this Policy, a Fund may combine the distribution with any similar distribution of its investment adviser’s privacy policy. The distributed, combined policy may be written in the first person (i.e., by using “we” instead of “the Funds”).

ANNUAL REPORT	MARCH 31, 2018	81

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

DST Asset Manager Solutions, Inc.

Institutional Class, Class P, Administrative Class

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

DST Asset Manager Solutions, Inc.

Class A, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PF3014AR_033118

PIMCO Funds

Annual Report

March 31, 2018

PIMCO Real Return Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

Following is the PIMCO Funds Annual Report, which covers the 12-month reporting period ended March 31, 2018. On the subsequent pages you will find specific details regarding investment results and a discussion of factors that most affected performance over the reporting period.

For the 12-month reporting period ended March 31, 2018

The U.S. economy continued to expand during the reporting period. Looking back, U.S. gross domestic product (GDP) expanded at an annual pace of 3.1%, 3.2% and 2.9% during the second, third and fourth quarters of 2017, respectively. The Commerce Department’s initial reading — released after the reporting period had ended — showed that first quarter 2018 GDP grew at an annual pace of 2.3%.

The Federal Reserve (Fed) continued to normalize monetary policy during the reporting period. After raising interest rates in March and June 2017, the Fed again raised rates in December, moving the federal funds rate up to a range between 1.25% and 1.50%. In addition, in October 2017, the Fed started to reduce its balance sheet. Finally, at its March 2018 meeting, the Fed again increased rates to a range between 1.50% and 1.75%. The Fed also indicated that it expected to make two additional rate hikes in 2018, although this will be data-dependent.

Economic activity outside the U.S. also accelerated during the reporting period. Regardless, the European Central Bank (ECB) and Bank of Japan maintained their highly accommodative monetary policies. Other central banks took a more hawkish stance. In November 2017, the Bank of England instituted its first rate hike since 2007, and the Bank of Canada raised rates twice during the reporting period. Meanwhile, the ECB indicated that it may pare back its quantitative easing program in 2018.

The U.S. Treasury yield curve flattened during the reporting period, as short-term rates moved up more than their longer-term counterparts. The increase in rates at the short end of the yield curve was mostly due to Fed interest rate hikes. The yield on the benchmark 10-year U.S. Treasury note was 2.74% at the end of the reporting period, up from 2.40% on March 31, 2017. U.S. Treasuries, as measured by the Bloomberg Barclays U.S. Treasury Index, returned 0.43% over the 12 months ended March 31, 2018. Meanwhile the Bloomberg Barclays U.S. Aggregate Bond Index, a widely used index of U.S. investment grade bonds, returned 1.20% over the period. Riskier fixed income asset classes, including high yield corporate bonds and emerging market debt, outperformed the broad U.S. market. While there were periods of volatility, they performed well given overall solid investor demand. The ICE BofAML U.S. High Yield Index returned 3.69% over the reporting period, whereas emerging market external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 3.34% over the reporting period. Emerging market local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 12.99% over the reporting period.

2	PIMCO REAL RETURN FUND

Global equities generally rose over the first 10 months of the period. This rally was driven by a number of factors, including improving global growth, corporate profits that often exceeded expectations and, in the U.S., optimism surrounding the passage of a tax reform bill in December 2017. However, a portion of those gains were given back during the final two months of the period. This was partially due to concerns over less accommodative central bank policies and fears of a trade war. All told, U.S. equities, as represented by the S&P 500 Index, returned 13.99% over the reporting period. Emerging market equities, as measured by the MSCI Emerging Markets Index, returned 24.93% over the period, whereas global equities, as represented by the MSCI World Index, returned 13.59%. Elsewhere, Japanese equities, as represented by the Nikkei 225 Index, returned 15.50% over the reporting period and European equities, as represented by the MSCI Europe Index, returned -0.43%.

Commodity prices fluctuated but generally moved higher during the 12 months ended March 31, 2018. When the reporting period began, crude oil was approximately $51 a barrel. By the end of the period it was roughly $65 a barrel. This ascent was driven in part by planned and observed production cuts by OPEC and the collapse in Venezuelan oil production, as well as good global growth maintaining demand. Elsewhere, gold and copper prices also moved higher over the reporting period.

Finally, during the reporting period, there were periods of volatility in the foreign exchange markets, possibly due, at least in part, to signs of improving global growth, decoupling central bank policies, and a number of geopolitical events. The U.S. dollar generally weakened against other major currencies over the reporting period. For example, the U.S. dollar fell 15.05%, 12.16% and 4.55% versus the euro, British pound and Japanese yen, respectively, during the 12 months ended March 31, 2018.

Thank you for the assets you have placed with us. We deeply value your trust, and we work diligently to meet your broad investment needs. For any questions regarding your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO. We also invite you to visit our website at www.pimco.com to learn more about our global viewpoints.

Sincerely, Brent R. Harris Chairman of the Board PIMCO Funds May 24, 2018

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

ANNUAL REPORT	MARCH 31, 2018	3

Important Information About the PIMCO Real Return Fund

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO Real Return Fund (the “Fund”).

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Fund are likely to decrease in value. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Fund may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the U.S. and many parts of the world, including certain European countries, are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014 and has begun, and may continue, to raise interest rates. To the extent the Fed continues to raise interest rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact the Fund’s performance or cause the Fund to incur losses. As a result, the Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Fund may be subject to various risks as described in the Fund’s prospectus and in the Principal Risks in the Notes to Financial Statements.

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

On the Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. Class C shares are subject to a 1% CDSC, which may apply in the first year. The Cumulative Returns chart reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class A, Class C and Class R shares, if applicable, is typically lower than Institutional Class performance due

4	PIMCO REAL RETURN FUND

to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The minimum initial investment amount for Institutional Class, Class P and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A and Class C shares is $1,000. There is no minimum initial investment for Class R shares. The Fund measures its performance against at least one broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance average of funds that are tracked by Lipper that have the same fund classification. The benchmark index and Lipper Average do not take into account fees, expenses or taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. There is no assurance that the Fund, even if the Fund has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) the Fund’s total return in excess of that of the Fund’s benchmark between reporting periods or 2) the Fund’s total return in excess of the Fund’s historical returns between reporting periods. Unusual performance is defined as a significant change in the Fund’s performance as compared to one or more previous reporting periods.

The following table discloses the inception dates of the Fund and its respective share classes along with the Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	Class P*	Administrative Class	Class A**	Class C	Class R	Diversification Status
PIMCO Real Return Fund	01/29/97	01/29/97	04/30/08	04/28/00	01/29/97	01/29/97	12/31/02	Diversified

*	See the Subsequent Events Note in the Notes to Financial Statements for information regarding the name of Class P.
**	Effective March 23, 2018, Class D shares were automatically converted into Class A shares of the same Fund.

An investment in the Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. It is possible to lose money on investments in the Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Fund. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Fund’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Fund creates a contract between or among any shareholder of the Fund, on the one hand, and the Trust, the Fund, a service provider to the Trust or the Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the

ANNUAL REPORT	MARCH 31, 2018	5

Important Information About the PIMCO Real Return Fund (Cont.)

Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Trust files a complete schedule of the Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. A copy of the Fund’s Form N-Q is also available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Fund’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

6	PIMCO REAL RETURN FUND

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ANNUAL REPORT	MARCH 31, 2018	7

PIMCO Real Return Fund

Cumulative Returns Through March 31, 2018

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Average Annual Total Return for the period ended March 31, 2018
	1 Year	5 Years	10 Years	Fund Inception (01/29/97)
PIMCO Real Return Fund Institutional Class	0.97%	(0.26)%	3.20%	5.78%
PIMCO Real Return Fund Class P	0.87%	(0.36)%	3.10%	5.69%
PIMCO Real Return Fund Administrative Class	0.72%	(0.51)%	2.94%	5.52%
PIMCO Real Return Fund Class A	0.57%	(0.65)%	2.77%	5.34%
PIMCO Real Return Fund Class A (adjusted)	(3.20)%	(1.41)%	2.46%	5.19%
PIMCO Real Return Fund Class C	0.07%	(1.15)%	2.26%	4.81%
PIMCO Real Return Fund Class C (adjusted)	(0.91)%	(1.15)%	2.26%	4.81%
PIMCO Real Return Fund Class R	0.32%	(0.90)%	2.52%	5.07%
Bloomberg Barclays U.S. TIPS Index	0.92%	0.05%	2.92%	5.25%
Lipper Inflation-Protected Bond Funds Average	0.79%	(0.41)%	2.12%	4.36%♦

All Fund returns are net of fees and expenses.

♦ Average annual total return since 01/31/1997.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratio in effect as of period end were 0.64% for Institutional Class shares, 0.74% for Class P shares, 0.89% for Administrative Class shares, 1.04% for Class A shares, 1.54% for Class C shares, and 1.29% for Class R shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

8	PIMCO REAL RETURN FUND

Institutional Class - PRRIX	Class P - PRLPX	Administrative Class - PARRX
Class A - PRTNX	Class C - PRTCX	Class R - PRRRX

Allocation Breakdown as of 03/31/2018†§

U.S. Treasury Obligations	69.6%
U.S. Government Agencies	10.3%
Sovereign Issues	6.8%
Short-Term Instruments‡	5.8%
Corporate Bonds & Notes	3.7%
Asset-Backed Securities	2.6%
Non-Agency Mortgage-Backed Securities	1.2%

†	% of Investments, at value.
§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.
‡	Includes Central Funds Used for Cash Management Purposes.

Investment Objective and Strategy Overview

PIMCO Real Return Fund seeks maximum real return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Assets not invested in inflation-indexed bonds may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Exposure to U.S. Treasury Inflation-Protected Securities (TIPS) benefited absolute performance as U.S. TIPS, measured by the Bloomberg Barclays U.S. TIPS Index, posted gains.

»	Underweight to U.S. nominal duration benefited relative performance, as U.S. nominal yields broadly moved higher.

»	Overweight exposure to U.S. breakeven inflation (BEI) spreads (or the yield differential between U.S. nominal Treasuries and like-maturity U.S.
TIPS) benefited relative performance, as breakeven inflation spreads widened.

»

Curve positioning within U.K. nominal rates, including an underweight position to 10 -year and an overweight position to 30 -year portions of the curve, benefited relative performance, as the U.K. nominal yield curve flattened.

»	Exposure to residential mortgage-backed securities (RMBS) benefited relative performance, as these securities posted gains.

»	Overweight exposure to U.S. real duration detracted from relative performance, as U.S. real yields broadly moved higher.

ANNUAL REPORT	MARCH 31, 2018	9

Expense Example PIMCO Real Return Fund

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from October 1, 2017 to March 31, 2018 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any Acquired Fund Fees and Expenses or transactional costs, such as sales charges (loads) on purchase payments and exchange fees, if any. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (10/01/17)	Ending Account Value (03/31/18)	Expenses Paid During Period*	Beginning Account Value (10/01/17)	Ending Account Value (03/31/18)	Expenses Paid During Period*	Net Annualized Expense Ratio**
Institutional Class	$1,000.00	$1,003.00	$4.74	$1,000.00	$1,020.19	$4.78	0.95%
Class P	1,000.00	1,002.50	5.24	1,000.00	1,019.70	5.29	1.05
Administrative Class	1,000.00	1,001.80	5.99	1,000.00	1,018.95	6.04	1.20
Class A	1,000.00	1,001.00	6.73	1,000.00	1,018.20	6.79	1.35
Class C	1,000.00	998.50	9.22	1,000.00	1,015.71	9.30	1.85
Class R	1,000.00	999.80	7.98	1,000.00	1,016.95	8.05	1.60

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

10	PIMCO REAL RETURN FUND

Benchmark Descriptions

Index*	Benchmark Descriptions

Bloomberg Barclays U.S. TIPS Index	Bloomberg Barclays U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $500 million par amount outstanding.

*	It is not possible to invest directly in an unmanaged index.

ANNUAL REPORT	MARCH 31, 2018	11

Financial Highlights PIMCO Real Return Fund

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total
Institutional Class
03/31/2018	$11.06	$0.28	$(0.17)	$0.11	$(0.27)	$0.00	$0.00	$(0.27)
03/31/2017	10.92	0.35	(0.05)	0.30	(0.16)	0.00	0.00	(0.16)
03/31/2016	11.06	0.23	(0.26)	(0.03)	(0.04)	0.00	(0.07)	(0.11)
03/31/2015	11.18	0.05	0.25	0.30	(0.42)	(0.00)	0.00	(0.42)
03/31/2014	12.25	0.19	(1.07)	(0.88)	(0.04)	(0.06)	(0.09)	(0.19)

Class P
03/31/2018	11.06	0.27	(0.17)	0.10	(0.26)	0.00	0.00	(0.26)
03/31/2017	10.92	0.36	(0.07)	0.29	(0.15)	0.00	0.00	(0.15)
03/31/2016	11.06	0.21	(0.26)	(0.05)	(0.03)	0.00	(0.06)	(0.09)
03/31/2015	11.18	(0.00)	0.29	0.29	(0.41)	(0.00)	0.00	(0.41)
03/31/2014	12.25	0.22	(1.11)	(0.89)	(0.04)	(0.06)	(0.08)	(0.18)

Administrative Class
03/31/2018	11.06	0.26	(0.18)	0.08	(0.24)	0.00	0.00	(0.24)
03/31/2017	10.92	0.34	(0.07)	0.27	(0.13)	0.00	0.00	(0.13)
03/31/2016	11.06	0.20	(0.26)	(0.06)	(0.03)	0.00	(0.05)	(0.08)
03/31/2015	11.18	0.03	0.24	0.27	(0.39)	(0.00)	0.00	(0.39)
03/31/2014	12.25	0.16	(1.07)	(0.91)	(0.03)	(0.06)	(0.07)	(0.16)

Class A
03/31/2018	11.06	0.24	(0.18)	0.06	(0.22)	0.00	0.00	(0.22)
03/31/2017	10.92	0.32	(0.06)	0.26	(0.12)	0.00	0.00	(0.12)
03/31/2016	11.06	0.18	(0.26)	(0.08)	(0.02)	0.00	(0.04)	(0.06)
03/31/2015	11.18	0.04	0.22	0.26	(0.38)	(0.00)	0.00	(0.38)
03/31/2014	12.25	0.16	(1.08)	(0.92)	(0.03)	(0.06)	(0.06)	(0.15)

Class C
03/31/2018	11.06	0.19	(0.18)	0.01	(0.17)	0.00	0.00	(0.17)
03/31/2017	10.92	0.27	(0.07)	0.20	(0.06)	0.00	0.00	(0.06)
03/31/2016	11.06	0.13	(0.26)	(0.13)	(0.00)	0.00	(0.01)	(0.01)
03/31/2015	11.18	(0.02)	0.22	0.20	(0.32)	(0.00)	0.00	(0.32)
03/31/2014	12.25	0.10	(1.08)	(0.98)	(0.01)	(0.06)	(0.02)	(0.09)

Class R
03/31/2018	11.06	0.21	(0.17)	0.04	(0.20)	0.00	0.00	(0.20)
03/31/2017	10.92	0.29	(0.06)	0.23	(0.09)	0.00	0.00	(0.09)
03/31/2016	11.06	0.15	(0.25)	(0.10)	(0.02)	0.00	(0.02)	(0.04)
03/31/2015	11.18	(0.03)	0.26	0.23	(0.35)	(0.00)	0.00	(0.35)
03/31/2014	12.25	0.12	(1.07)	(0.95)	(0.02)	(0.06)	(0.04)	(0.12)
^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

12	PIMCO REAL RETURN FUND	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$10.90	0.97%	$5,897,511	0.88%	0.88%	0.45%	0.45%	2.57%	165%
11.06	2.77	6,244,022	0.64	0.64	0.45	0.45	3.19	168
10.92	(0.30)	5,567,545	0.58	0.58	0.45	0.45	2.15	102
11.06	2.77	6,944,302	0.50	0.50	0.45	0.45	0.40	117
11.18	(7.15)	7,260,857	0.47	0.47	0.45	0.45	1.65	33

10.90	0.87	1,526,955	0.98	0.98	0.55	0.55	2.47	165
11.06	2.67	1,314,546	0.74	0.74	0.55	0.55	3.21	168
10.92	(0.40)	737,538	0.68	0.68	0.55	0.55	1.96	102
11.06	2.67	836,420	0.60	0.60	0.55	0.55	0.01	117
11.18	(7.25)	742,644	0.57	0.57	0.55	0.55	1.88	33

10.90	0.72	467,089	1.13	1.13	0.70	0.70	2.34	165
11.06	2.51	566,810	0.89	0.89	0.70	0.70	3.05	168
10.92	(0.55)	644,290	0.83	0.83	0.70	0.70	1.86	102
11.06	2.51	936,651	0.75	0.75	0.70	0.70	0.29	117
11.18	(7.39)	1,233,721	0.72	0.72	0.70	0.70	1.44	33

10.90	0.57	2,270,060	1.28	1.28	0.85	0.85	2.20	165
11.06	2.36	1,735,196	1.04	1.04	0.85	0.85	2.89	168
10.92	(0.69)	1,914,434	0.98	0.98	0.85	0.85	1.68	102
11.06	2.36	2,227,419	0.90	0.90	0.85	0.85	0.32	117
11.18	(7.53)	2,738,928	0.87	0.87	0.85	0.85	1.36	33

10.90	0.07	365,067	1.78	1.78	1.35	1.35	1.70	165
11.06	1.85	700,614	1.54	1.54	1.35	1.35	2.39	168
10.92	(1.19)	826,925	1.48	1.48	1.35	1.35	1.25	102
11.06	1.85	1,081,034	1.40	1.40	1.35	1.35	(0.19)	117
11.18	(7.99)	1,457,436	1.37	1.37	1.35	1.35	0.92	33

10.90	0.32	281,230	1.53	1.53	1.10	1.10	1.93	165
11.06	2.10	316,281	1.29	1.29	1.10	1.10	2.62	168
10.92	(0.94)	336,691	1.23	1.23	1.10	1.10	1.42	102
11.06	2.11	390,425	1.15	1.15	1.10	1.10	(0.22)	117
11.18	(7.76)	398,575	1.12	1.12	1.10	1.10	1.01	33

ANNUAL REPORT	MARCH 31, 2018	13

Statement of Assets and Liabilities PIMCO Real Return Fund

(Amounts in thousands†, except per share amounts)
Assets:
Investments, at value
Investments in securities*	$16,439,144
Investments in Affiliates	175
Financial Derivative Instruments
Exchange-traded or centrally cleared	2,690
Over the counter	28,523
Cash	92
Deposits with counterparty	7,523
Foreign currency, at value	16,744
Receivable for investments sold	1,395
Receivable for investments sold on a delayed-delivery basis	64,151
Receivable for TBA investments sold	1,674,727
Receivable for Fund shares sold	18,954
Interest and/or dividends receivable	50,336
Dividends receivable from Affiliates	74
Other assets	2
Total Assets	18,304,530

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$3,865,746
Payable for sale-buyback transactions	177,046
Payable for short sales	290,299
Financial Derivative Instruments
Exchange-traded or centrally cleared	11,565
Over the counter	48,893
Payable for investments purchased	9,613
Payable for investments in Affiliates purchased	74
Payable for TBA investments purchased	3,032,859
Deposits from counterparty	14,466
Payable for Fund shares redeemed	38,301
Distributions payable	1,947
Accrued investment advisory fees	2,405
Accrued supervisory and administrative fees	2,440
Accrued distribution fees	417
Accrued servicing fees	547
Total Liabilities	7,496,618

Net Assets	$10,807,912

Net Assets Consist of:
Paid in capital	$11,184,966
Undistributed (overdistributed) net investment income	52,272
Accumulated undistributed net realized gain (loss)	(452,722)
Net unrealized appreciation (depreciation)	23,396
Net Assets	$10,807,912

Cost of investments in securities	$16,387,494
Cost of investments in Affiliates	$175
Cost of foreign currency held	$16,778
Proceeds received on short sales	$289,783
Cost or premiums of financial derivative instruments, net	$2,155

* Includes repurchase agreements of:	$2,350

†	A zero balance may reflect actual amounts rounding to less than one thousand.

14	PIMCO REAL RETURN FUND	See Accompanying Notes

March 31, 2018

Net Assets:
Institutional Class	$5,897,511
Class P	1,526,955
Administrative Class	467,089
Class A	2,270,060
Class C	365,067
Class R	281,230
Shares Issued and Outstanding:
Institutional Class	540,820
Class P	140,027
Administrative Class	42,834
Class A	208,182
Class C	33,478
Class R	25,790
Net Asset Value Per Share Outstanding:
Institutional Class	$10.90
Class P	10.90
Administrative Class	10.90
Class A	10.90
Class C	10.90
Class R	10.90

ANNUAL REPORT	MARCH 31, 2018	15

Statement of Operations PIMCO Real Return Fund

Year Ended March 31, 2018
(Amounts in thousands†)

Investment Income:
Interest	$395,460
Dividends from Investments in Affiliates	759
Total Income	396,219

Expenses:
Investment advisory fees	28,673
Supervisory and administrative fees	29,130
Distribution and/or servicing fees - Administrative Class	1,270
Distribution and/or servicing fees - Class D	1,516 (a)
Distribution fees - Class C	2,201
Distribution fees - Class R	750
Servicing fees - Class A	4,554
Servicing fees - Class C	1,100
Servicing fees - Class R	750
Trustee fees	78
Interest expense	49,091
Total Expenses	119,113

Net Investment Income (Loss)	277,106

Net Realized Gain (Loss):
Investments in securities	(60,812)
Investments in Affiliates	(4)
Exchange-traded or centrally cleared financial derivative instruments	56,169
Over the counter financial derivative instruments	(120,671)
Short sales	111
Foreign currency	(291)

Net Realized Gain (Loss)	(125,498)

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	(77,224)
Exchange-traded or centrally cleared financial derivative instruments	(36,407)
Over the counter financial derivative instruments	59,026
Foreign currency assets and liabilities	1,843

Net Change in Unrealized Appreciation (Depreciation)	(52,762)

Net Increase (Decrease) in Net Assets Resulting from Operations	$98,846

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Class D shares converted into Class A shares on March 23, 2018, and are no longer available for purchase or as an exchange.

16	PIMCO REAL RETURN FUND	See Accompanying Notes

Statements of Changes in Net Assets PIMCO Real Return Fund

(Amounts in thousands†)	Year Ended March 31, 2018		Year Ended March 31, 2017
Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$277,106		$343,245
Net realized gain (loss)	(125,498)		(57,003)
Net change in unrealized appreciation (depreciation)	(52,762)		(4,270)

Net Increase (Decrease) in Net Assets Resulting from Operations	98,846		281,972

Distributions to Shareholders:
From net investment income
Institutional Class	(154,560)		(89,885)
Class P	(33,403)		(11,760)
Administrative Class	(11,186)		(7,094)
Class D	(12,089	)(a)	(7,927)
Class A	(37,503)		(18,959)
Class C	(6,909)		(4,001)
Class R	(5,368)		(2,612)

Total Distributions(b)	(261,018)		(142,238)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	(613,520)		516,405

Total Increase (Decrease) in Net Assets	(775,692)		656,139

Net Assets:
Beginning of year	11,583,604		10,927,465
End of year*	$10,807,912		$11,583,604

*Including undistributed (overdistributed) net investment income of:	$52,272		$112,916

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)	Class D shares converted into Class A shares on March 23, 2018, and are no longer available for purchase or as an exchange.
(b)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

ANNUAL REPORT	MARCH 31, 2018	17

Statement of Cash Flows PIMCO Real Return Fund

Year Ended March 31, 2018
(Amounts in thousands†)
Cash Flows Provided by (Used for) Operating Activities:
Net increase (decrease) in net assets resulting from operations	$98,846

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by Operating Activities:
Purchases of long-term securities	(27,702,051)
Proceeds from sales of long-term securities	25,363,957
(Purchases) Proceeds from sales of short-term portfolio investments, net	199,682
(Increase) decrease in deposits with counterparty	3,022
(Increase) decrease in receivable for investments sold	(1,110,017)
(Increase) decrease in interest and/or dividends receivable	(3,088)
(Increase) decrease in dividends receivable from Affiliates	142
Proceeds from (Payments on) exchange-traded or centrally cleared financial derivative instruments	22,123
Proceeds from (Payments on) over the counter financial derivative instruments	(117,464)
Increase (decrease) in payable for investments purchased	2,316,802
Increase (decrease) in deposits from counterparty	(17,031)
Increase (decrease) in accrued investment advisory fees	(88)
Increase (decrease) in accrued supervisory and administrative fees	(112)
Increase (decrease) in accrued distribution fees	(260)
Increase (decrease) in accrued servicing fees	(73)
Proceeds from (Payments on) short sales transactions, net	270,019
Proceeds from (Payments on) foreign currency transactions	1,490
Increase (decrease) in other liabilities	(13)
Net Realized (Gain) Loss
Investments in securities	60,812
Investments in Affiliates	4
Exchange-traded or centrally cleared financial derivative instruments	(56,169)
Over the counter financial derivative instruments	120,671
Short sales	(111)
Foreign currency	291
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	77,224
Exchange-traded or centrally cleared financial derivative instruments	36,407
Over the counter financial derivative instruments	(59,026)
Foreign currency assets and liabilities	(1,843)
Net amortization (accretion) on investments	34,711
Net Cash Provided by (Used for) Operating Activities	(461,143)

Cash Flows Received from (Used for) Financing Activities:
Proceeds from shares sold	3,292,617
Payments on shares redeemed	(4,143,731)
Increase (decrease) in overdraft due to custodian	(2,269)
Cash distributions paid*	(17,793)
Proceeds from reverse repurchase agreements	39,808,520
Payments on reverse repurchase agreements	(38,425,283)
Proceeds from sale-buyback transactions	11,536,288
Payments on sale-buyback transactions	(11,579,364)
Net Cash Received from (Used for) Financing Activities	468,985

18	PIMCO REAL RETURN FUND	See Accompanying Notes

Net Increase (Decrease) in Cash and Foreign Currency	$7,842

Cash and Foreign Currency:
Beginning of year	8,994
End of year	$16,836
* Reinvestment of distributions	$244,378

Supplemental Disclosure of Cash Flow Information:

Interest expense paid during the year	$45,349
†	A zero balance may reflect actual amounts rounding to less than one thousand.

A Statement of Cash Flows is presented when the Fund has a significant amount of borrowing during the year, based on the average total borrowing outstanding in relation to total assets or when substantially all of the Fund’s investments are not classified as Level 1 or 2 in the fair value hierarchy.

ANNUAL REPORT	MARCH 31, 2018	19

Schedule of Investments PIMCO Real Return Fund

March 31, 2018

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 152.1%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%
Cheniere Energy Partners LP
4.127% (LIBOR03M + 2.250%) due 02/25/2020 ~		$800	$800

Total Loan Participations and Assignments (Cost $800)			800

CORPORATE BONDS & NOTES 5.7%

BANKING & FINANCE 3.9%
AerCap Ireland Capital DAC
3.750% due 05/15/2019		600	604
Air Lease Corp.
4.750% due 03/01/2020		300	309
Akelius Residential Property AB
3.375% due 09/23/2020	EUR	500	661
Ally Financial, Inc.
3.500% due 01/27/2019		$500	502
3.600% due 05/21/2018		7,250	7,259
3.750% due 11/18/2019		200	201
4.250% due 04/15/2021		100	101
American Honda Finance Corp.
2.137% due 11/05/2021 ~		250	250
American Tower Corp.
2.800% due 06/01/2020		875	869
3.450% due 09/15/2021		200	200
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 •(f)(g)	EUR	1,000	1,334
7.000% due 02/19/2019 •(f)(g)		1,200	1,552
Bank of America Corp.
5.875% due 03/15/2028 •(f)		$6,580	6,630
Bank of America N.A.
1.750% due 06/05/2018		49,725	49,660
Barclays PLC
6.500% due 09/15/2019 •(f)(g)	EUR	900	1,179
7.000% due 09/15/2019 •(f)(g)	GBP	500	736
8.000% due 12/15/2020 •(f)(g)	EUR	200	281
8.250% due 12/15/2018 •(f)(g)		$800	827
BRFkredit A/S
2.500% due 10/01/2047	DKK	98	17
Cooperatieve Rabobank UA
5.500% due 06/29/2020 •(f)(g)	EUR	1,800	2,394
Corp. Andina de Fomento
3.950% due 10/15/2021 (e)	MXN	125,440	6,731
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022		$11,300	11,387
Deutsche Bank AG
4.250% due 10/14/2021		49,600	50,410
Dexia Credit Local S.A.
2.375% due 09/20/2022		22,900	22,337

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.500% due 01/25/2021		$10,340	$10,268
Erste Group Bank AG
8.875% due 10/15/2021 •(f)(g)	EUR	200	299
Ford Motor Credit Co. LLC
2.375% due 03/12/2019		$200	199
2.901% (US0003M + 0.830%) due 03/12/2019 ~		100	100
2.943% due 01/08/2019		100	100
General Motors Financial Co., Inc.
2.350% due 10/04/2019		700	694
2.967% (US0003M + 1.270%) due 10/04/2019 ~		100	101
3.780% (US0003M + 2.060%) due 01/15/2019 ~		300	304
Goldman Sachs Group, Inc.
2.876% due 10/31/2022 •		8,800	8,617
3.325% (US0003M + 1.200%) due 09/15/2020 ~		47,900	48,673
HSBC Holdings PLC
6.000% due 03/29/2040	GBP	400	741
ING Bank NV
2.625% due 12/05/2022		$14,400	14,127
International Lease Finance Corp.
3.875% due 04/15/2018		100	100
6.250% due 05/15/2019		600	621
7.125% due 09/01/2018		21,600	21,962
8.250% due 12/15/2020		700	781
Intesa Sanpaolo SpA
6.500% due 02/24/2021		1,900	2,045
LeasePlan Corp. NV
2.875% due 01/22/2019		500	499
Lloyds Banking Group PLC
3.000% due 02/04/2019 (h)		5,461	5,432
3.000% due 10/11/2019 (h)		6,100	6,088
6.375% due 06/27/2020 •(f)(g)	EUR	700	932
7.000% due 06/27/2019 •(f)(g)	GBP	700	1,031
MetLife, Inc.
6.817% due 08/15/2018		$1,100	1,116
Nationwide Building Society
6.875% due 06/20/2019 •(f)(g)	GBP	600	879
Navient Corp.
4.875% due 06/17/2019		$700	707
5.500% due 01/15/2019		21,275	21,562
5.875% due 03/25/2021		200	205
8.000% due 03/25/2020		200	213
Nordea Kredit Realkreditaktieselskab
2.500% due 10/01/2047	DKK	34	6
Nykredit Realkredit A/S
2.000% due 04/01/2018		76,900	12,693
2.500% due 10/01/2047		203	35
Realkredit Danmark A/S
1.000% due 04/01/2018		87,800	14,492
2.500% due 07/01/2047		93	16

20	PIMCO REAL RETURN FUND	See Accompanying Notes

March 31, 2018

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Royal Bank of Scotland Group PLC
8.625% due 08/15/2021 •(f)(g)		$1,000	$1,089
Sberbank of Russia Via SB Capital S.A.
3.080% due 03/07/2019	EUR	7,500	9,434
Springleaf Finance Corp.
5.250% due 12/15/2019		$1,400	1,431
UBS AG
2.355% (US0003M + 0.320%) due 12/07/2018 ~		30,100	30,128
2.627% (US0003M + 0.580%) due 06/08/2020 ~		30,800	30,930
4.750% due 05/22/2023 •(g)		500	501

			415,582

INDUSTRIALS 0.6%
Allergan Finance LLC
3.250% due 10/01/2022		300	294
Allergan Funding SCS
3.000% due 03/12/2020		5,000	4,976
Allergan Sales LLC
5.000% due 12/15/2021		2,400	2,507
Altice Luxembourg S.A.
7.250% due 05/15/2022	EUR	3,100	3,715
7.750% due 05/15/2022		$800	745
AP Moller - Maersk A/S
2.550% due 09/22/2019		200	199
BAT Capital Corp.
2.423% due 08/14/2020 ~		9,100	9,132
BAT International Finance PLC
2.750% due 06/15/2020		200	198
Baxalta, Inc.
2.875% due 06/23/2020		400	397
D.R. Horton, Inc.
3.750% due 03/01/2019		200	201
Daimler Finance North America LLC
2.250% due 09/03/2019		500	496
Dell International LLC
3.480% due 06/01/2019		1,600	1,607
DISH DBS Corp.
7.875% due 09/01/2019		100	105
eBay, Inc.
2.637% (US0003M + 0.870%) due 01/30/2023 ~		3,500	3,527
2.750% due 01/30/2023		5,200	5,025
EMD Finance LLC
2.950% due 03/19/2022		80	79
Enbridge, Inc.
2.108% due 01/10/2020 ~		10,100	10,082
Energy Transfer LP
5.750% due 09/01/2020		300	314

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ERAC USA Finance LLC
2.800% due 11/01/2018	$200	$200
5.250% due 10/01/2020	100	105
General Motors Co.
2.593% (US0003M + 0.800%) due 08/07/2020 ~	490	491
Imperial Brands Finance PLC
2.950% due 07/21/2020	700	695
Japan Tobacco, Inc.
2.100% due 07/23/2018	200	200
Kinder Morgan Energy Partners LP
9.000% due 02/01/2019	500	524
Kinder Morgan, Inc.
7.250% due 06/01/2018	1,500	1,510
Mondelez International Holdings Netherlands BV
2.000% due 10/28/2021	400	382
Ryder System, Inc.
2.450% due 09/03/2019	500	496
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021	300	315
Sky PLC
2.625% due 09/16/2019	600	598
Sprint Spectrum Co. LLC
3.360% due 03/20/2023	263	261
Teva Pharmaceutical Finance LLC
2.250% due 03/18/2020	200	189
Time Warner Cable LLC
5.000% due 02/01/2020	1,200	1,233
8.250% due 04/01/2019	500	525
TransCanada PipeLines Ltd.
3.800% due 10/01/2020	200	204
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025	2,249	2,512
VMware, Inc.
2.950% due 08/21/2022	1,840	1,765
3.900% due 08/21/2027	1,900	1,801
Volkswagen Group of America Finance LLC
2.125% due 05/23/2019	4,281	4,254
2.450% due 11/20/2019	1,500	1,485
Zimmer Biomet Holdings, Inc.
2.000% due 04/01/2018	2,700	2,700

		66,044

UTILITIES 1.2%
AT&T, Inc.
2.372% (US0003M + 0.650%) due 01/15/2020 ~	10,580	10,622
2.672% (US0003M + 0.950%) due 07/15/2021 ~	24,000	24,265
5.150% due 02/14/2050	9,800	9,920
5.300% due 08/14/2058	3,100	3,133

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	21

Schedule of Investments PIMCO Real Return Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Enable Midstream Partners LP
2.400% due 05/15/2019		$200	$198
Gazprom OAO Via Gaz Capital S.A.
3.375% due 11/30/2018	CHF	670	716
4.625% due 10/15/2018	EUR	4,270	5,372
Iberdrola Finance Ireland DAC
5.000% due 09/11/2019		$200	206
NextEra Energy Capital Holdings, Inc.
2.372% due 09/03/2019 ~		18,980	18,980
Petrobras Global Finance BV
4.375% due 05/20/2023		1,900	1,869
5.299% due 01/27/2025		7,588	7,503
5.999% due 01/27/2028		20,781	20,599
6.250% due 12/14/2026	GBP	1,300	1,956
6.625% due 01/16/2034		100	150
7.375% due 01/17/2027		$16,900	18,328
8.750% due 05/23/2026		100	118
Plains All American Pipeline LP
2.600% due 12/15/2019		300	296
Sempra Energy
2.575% due 03/15/2021 ~		8,100	8,126

			132,357

Total Corporate Bonds & Notes (Cost $612,226)			613,983

U.S. GOVERNMENT AGENCIES 15.6%
Fannie Mae
1.681% (LIBOR01M + 0.060%) due 12/25/2036 ~		128	127
1.932% (LIBOR01M + 0.060%) due 07/25/2037 ~		510	502
2.002% (LIBOR01M + 0.130%) due 03/25/2036 ~		230	219
2.222% (LIBOR01M + 0.350%) due 07/25/2037 - 05/25/2042 ~		208	209
2.275% (H15T1Y + 1.400%) due 02/01/2032 ~		5	5
2.312% (LIBOR01M + 0.440%) due 05/25/2036 ~		57	57
2.317% (LIBOR01M + 0.445%) due 02/25/2037 ~		448	447
2.401% (12MTA + 1.200%) due 06/01/2043 - 10/01/2044 ~		996	1,014
2.841% (US0001M + 1.341%) due 04/01/2032 ~		21	22
2.863% (US0006M + 1.306%) due 04/01/2027 ~		36	37
2.965% (H15T1Y + 1.715%) due 11/01/2033 ~		20	20
3.018% (H15T1Y + 1.768%) due 10/01/2033 ~		3	3
3.212% (H15T1Y + 1.720%) due 02/01/2034 ~		15	16

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.222% (US0006M + 1.875%) due 04/01/2033 ~	$225	$233
3.369% (US0012M + 1.619%) due 05/01/2035 ~	155	163
3.389% (H15T1Y + 2.213%) due 09/01/2034 ~	8	8
3.465% due 05/25/2035 ~	20	21
3.584% (US0012M + 1.730%) due 05/01/2036 ~	23	24
3.985% (US0012M + 2.235%) due 04/01/2035 ~	88	93
4.255% (COF 11 + 1.926%) due 12/01/2036 ~	53	56
4.879% (COF 11 + 1.733%) due 09/01/2034 ~	27	28
6.500% due 06/25/2028	34	37
Fannie Mae, TBA
3.500% due 05/01/2033 - 06/01/2048	816,680	817,501
4.000% due 04/01/2048 - 05/01/2048	814,800	834,801
Freddie Mac
1.661% (LIBOR01M + 0.040%) due 12/25/2036 ~	240	240
2.047% (LIBOR01M + 0.270%) due 01/15/2037 ~	9	9
2.132% (LIBOR01M + 0.260%) due 08/25/2031 ~	197	196
2.152% (LIBOR01M + 0.280%) due 09/25/2031 ~	462	457
2.263% (12MTA + 1.200%) due 02/25/2045 ~	808	813
2.601% (12MTA + 1.400%) due 07/25/2044 ~	167	168
3.239% (US0012M + 1.490%) due 09/01/2036 ~	86	89
3.345% (US0006M + 1.744%) due 07/01/2036 ~	88	91
3.428% (US0012M + 1.686%) due 10/01/2036 ~	49	51
3.563% (US0012M + 1.763%) due 06/01/2033 ~	152	160
3.569% (H15T1Y + 2.218%) due 01/01/2034 ~	254	268
3.782% (US0012M + 2.032%) due 01/01/2034 ~	233	247
4.500% due 07/15/2020	245	249
6.500% due 01/25/2028	14	16
7.000% due 10/15/2030	33	37
Ginnie Mae
2.186% (LIBOR01M + 0.400%) due 06/16/2031 - 03/16/2032 ~	29	29
2.451% (US0001M + 0.820%) due 01/20/2060 ~	25,072	25,289
2.750% (H15T1Y + 1.500%) due 07/20/2035 ~	18	19

22	PIMCO REAL RETURN FUND	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.125% (H15T1Y + 1.500%) due 12/20/2035 ~	$508	$527

Total U.S. Government Agencies (Cost $1,676,250)		1,684,598

U.S. TREASURY OBLIGATIONS 105.8%
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2019 (j)(l)(n)	209,851	209,699
0.125% due 04/15/2020 (j)(l)	936,634	932,936
0.125% due 04/15/2021 (j)	809,429	802,521
0.125% due 01/15/2022 (l)(n)	28,778	28,465
0.125% due 04/15/2022 (l)(n)	55,620	54,824
0.125% due 07/15/2022 (j)(l)(n)	362,604	358,878
0.125% due 07/15/2024	209,525	204,615
0.125% due 07/15/2026 (j)	257,380	247,223
0.250% due 01/15/2025 (j)	535,776	523,723
0.375% due 07/15/2023 (j)	450,874	449,271
0.375% due 07/15/2025 (j)	183,127	180,737
0.375% due 01/15/2027 (n)	22,196	21,618
0.500% due 01/15/2028 (j)	232,422	228,111
0.625% due 07/15/2021 (l)	280,859	284,214
0.625% due 01/15/2024	255,453	256,713
0.625% due 01/15/2026 (j)(n)	699,465	699,012
0.625% due 02/15/2043	46,467	43,752
0.750% due 02/15/2042	121,195	117,884
0.750% due 02/15/2045	109,776	105,695
0.875% due 02/15/2047 (j)	244,461	242,262
1.000% due 02/15/2046	171,588	175,459
1.000% due 02/15/2048	61,476	62,962
1.250% due 07/15/2020 (j)(l)	251,435	258,105
1.375% due 07/15/2018 (l)(n)	6,920	6,991
1.375% due 01/15/2020 (l)	230,135	235,086
1.375% due 02/15/2044	408,463	453,626
1.750% due 01/15/2028 (j)	274,058	301,145
1.875% due 07/15/2019 (j)(l)(n)	13,442	13,803
2.000% due 01/15/2026	207,076	228,540
2.125% due 02/15/2040	120,471	151,899
2.125% due 02/15/2041 (n)	32,465	41,172
2.375% due 01/15/2025 (j)	673,386	753,720
2.375% due 01/15/2027	101,307	115,997
2.500% due 01/15/2029 (j)	336,882	398,821
3.375% due 04/15/2032 (j)(n)	43,858	58,992
3.625% due 04/15/2028 (j)	884,075	1,132,868
3.875% due 04/15/2029 (j)	463,727	616,865
U.S. Treasury Notes
1.875% due 02/28/2022 (j)	48,800	47,656
1.875% due 04/30/2022 (n)	1,200	1,170
1.875% due 07/31/2022 (j)(l)(n)	129,190	125,703
2.125% due 12/31/2022 (j)(l)	63,269	62,036
2.750% due 02/15/2024 (j)(n)	203,500	204,744

Total U.S. Treasury Obligations (Cost $11,446,592)		11,439,513

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NON-AGENCY MORTGAGE-BACKED SECURITIES 1.8%
Adjustable Rate Mortgage Trust
3.594% due 10/25/2035 ^~	$696	$661
4.066% due 08/25/2035 ~	567	561
Alliance Bancorp Trust
2.112% (US0001M + 0.240%) due 07/25/2037 ~	6,362	5,504
American Home Mortgage Assets Trust
2.062% (US0001M + 0.190%) due 05/25/2046 ^~	603	510
2.082% (US0001M + 0.210%) due 10/25/2046 ~	8,238	6,037
American Home Mortgage Investment Trust
3.668% (US0006M + 1.500%) due 09/25/2045 ~	603	606
Banc of America Funding Trust
4.028% due 01/20/2047 ^~	283	274
5.753% due 10/25/2036 ^	243	224
5.837% due 01/25/2037 ^	198	184
5.888% due 04/25/2037 ^	166	155
Banc of America Mortgage Trust
3.685% due 11/25/2035 ^~	886	831
3.700% due 07/25/2035 ^~	654	616
3.782% due 12/25/2034 ~	722	729
BCAP LLC Trust
2.042% (US0001M + 0.170%) due 01/25/2037 ^~	1,784	1,696
3.406% due 04/26/2036 ~	4,693	3,983
Bear Stearns Adjustable Rate Mortgage Trust
2.782% due 11/25/2030 ~	69	67
3.544% due 02/25/2036 ^~	366	362
3.619% due 10/25/2035 ~	982	984
3.724% due 07/25/2036 ^~	2,035	1,971
3.757% due 01/25/2034 ~	836	844
3.765% due 05/25/2047 ^~	1,299	1,255
3.794% due 02/25/2034 ~	862	878
3.808% due 01/25/2034 ~	246	252
3.893% due 11/25/2034 ~	104	104
Bear Stearns ALT-A Trust
3.354% due 08/25/2036 ^~	486	398
3.503% due 08/25/2036 ^~	409	318
3.541% due 11/25/2036 ~	1,306	1,224
3.589% due 09/25/2035 ~	91	81
3.688% due 05/25/2035 ~	62	63
CGGS Commercial Mortgage Trust
2.650% due 02/15/2037 ~	13,200	13,235
Chase Mortgage Finance Trust
3.460% due 12/25/2035 ^~	753	750
3.698% due 02/25/2037 ~	96	96
3.714% due 02/25/2037 ~	68	69
ChaseFlex Trust
2.372% (US0001M + 0.500%) due 06/25/2035 ~	356	225

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	23

Schedule of Investments PIMCO Real Return Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Chevy Chase Funding LLC Mortgage-Backed Certificates
2.052% (US0001M + 0.180%) due 07/25/2036 ~	$427	$412
Citigroup Global Markets Mortgage Securities, Inc.
6.500% due 09/25/2033	529	544
Citigroup Mortgage Loan Trust
3.430% (H15T1Y + 2.400%) due 05/25/2035 ~	349	351
3.465% due 09/25/2037 ^~	418	395
3.554% due 07/25/2046 ^~	1,002	942
Citigroup Mortgage Loan Trust, Inc.
2.830% (H15T1Y + 1.800%) due 09/25/2035 ~	364	357
3.889% due 03/25/2034 ~	133	134
CitiMortgage Alternative Loan Trust
5.500% due 07/25/2036 ^	459	463
Countrywide Alternative Loan Trust
1.982% (US0001M + 0.110%) due 06/25/2046 ~	1,339	1,280
2.002% (US0001M + 0.180%) due 02/20/2047 ^~	97	80
2.017% (US0001M + 0.195%) due 12/20/2046 ^~	5,639	4,814
2.032% (US0001M + 0.210%) due 03/20/2046 ~	228	194
2.032% (US0001M + 0.210%) due 07/20/2046 ^~	5,101	3,784
2.042% (US0001M + 0.170%) due 01/25/2037 ^~	210	205
2.142% (US0001M + 0.320%) due 11/20/2035 ~	672	630
2.283% (12MTA + 1.000%) due 12/25/2035 ~	1,087	1,007
2.572% (US0001M + 0.700%) due 10/25/2035 ^~	168	144
3.683% due 02/25/2037 ^~	3,793	3,696
5.500% due 11/25/2035	54	51
6.000% due 01/25/2037 ^	2,531	2,180
6.000% due 02/25/2037 ^	94	66
6.500% due 08/25/2032	406	422
Countrywide Home Loan Mortgage Pass-Through Trust
2.452% (US0001M + 0.580%) due 04/25/2035 ~	502	478
3.306% due 03/25/2037 ^~	259	236
3.351% due 02/20/2036 ^~	104	91
3.446% due 04/20/2036 ^~	221	204
3.450% due 02/25/2047 ^~	294	266
3.461% due 01/20/2035 ~	146	147
3.481% due 04/25/2035 ^~	410	378
3.491% due 11/25/2034 ~	15	15
3.493% due 04/20/2035 ~	105	104
3.539% due 01/20/2035 ~	60	60
3.560% due 11/20/2034 ~	179	178

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.707% due 11/19/2033 ~		$45	$46
5.500% due 11/25/2035 ^		187	167
5.500% due 04/25/2038		410	418
6.000% due 04/25/2036		2,059	1,815
Credit Suisse First Boston Mortgage Securities Corp.
3.664% due 04/25/2034 ~		64	65
Credit Suisse First Boston Mortgage-Backed Pass-through Trust
3.093% due 07/25/2033 ~		10	10
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.579% due 04/25/2037 ^~		481	258
CSAB Mortgage-Backed Trust
5.684% due 12/25/2036		224	105
Deutsche ALT-A Securities, Inc.
3.260% due 10/25/2035 ~		108	94
First Horizon Alternative Mortgage Securities Trust
3.342% due 06/25/2034 ~		487	485
3.357% due 09/25/2034 ~		242	240
6.000% due 02/25/2037		1,170	945
6.250% due 08/25/2037 ^		267	217
First Horizon Mortgage Pass-Through Trust
3.261% due 08/25/2035 ~		684	586
GreenPoint Mortgage Funding Trust
2.312% (US0001M + 0.440%) due 06/25/2045 ~		844	810
Grifonas Finance PLC
0.009% (EUR006M + 0.280%) due 08/28/2039 ~	EUR	208	230
GSR Mortgage Loan Trust
3.520% due 07/25/2035 ~		$442	446
3.639% due 11/25/2035 ~		707	707
3.641% due 11/25/2035 ~		70	71
3.643% due 04/25/2035 ~		111	111
3.734% due 11/25/2035 ^~		1,018	951
HarborView Mortgage Loan Trust
2.031% (US0001M + 0.190%) due 07/21/2036 ~		551	489
2.048% (LIBOR01M + 0.240%) due 03/19/2036 ~		965	838
2.118% (US0001M + 0.310%) due 11/19/2035 ~		1,203	1,140
2.162% (US0001M + 0.340%) due 06/20/2035 ~		303	298
2.248% (US0001M + 0.440%) due 05/19/2035 ~		10	9
2.308% (US0001M + 0.500%) due 01/19/2036 ~		2,056	1,624
3.587% due 04/19/2034 ~		123	122
3.603% due 01/19/2035 ~		575	572
HomeBanc Mortgage Trust
3.348% due 04/25/2037 ^~		1,320	1,185
Impac CMB Trust
2.772% (US0001M + 0.900%) due 10/25/2033 ~		188	187

24	PIMCO REAL RETURN FUND	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
IndyMac Mortgage Loan Trust
2.072% (US0001M + 0.200%) due 06/25/2046 ~	$2,349	$2,031
2.152% (US0001M + 0.280%) due 07/25/2035 ~	474	415
2.172% (US0001M + 0.300%) due 11/25/2035 ^~	231	179
2.172% (US0001M + 0.300%) due 06/25/2037 ^~	399	251
3.354% due 01/25/2036 ^~	224	201
3.392% due 06/25/2036 ~	336	329
3.428% due 08/25/2036 ~	583	578
3.446% due 08/25/2035 ~	235	214
3.446% due 08/25/2035 ^~	187	170
3.447% due 10/25/2035 ~	179	164
3.494% due 12/25/2034 ~	119	117
3.680% due 10/25/2034 ~	585	594
3.726% due 11/25/2035 ^~	455	443
3.853% due 11/25/2035 ^~	27	26
JPMorgan Alternative Loan Trust
6.000% due 12/27/2036	200	169
JPMorgan Mortgage Trust
3.410% due 10/25/2035 ^~	158	143
3.430% due 06/25/2036 ~	45	43
3.492% due 11/25/2035 ~	353	342
3.536% due 07/25/2035 ~	728	732
3.580% due 06/25/2035 ~	47	47
3.676% due 07/25/2035 ~	92	94
3.681% due 04/25/2035 ~	53	53
3.690% due 08/25/2035 ~	452	456
3.704% due 07/25/2035 ~	164	168
3.754% due 08/25/2035 ~	455	459
Lehman XS Trust
2.122% (US0001M + 0.250%) due 08/25/2037 ~	7,941	7,711
Luminent Mortgage Trust
2.052% (LIBOR01M + 0.180%) due 12/25/2036 ^~	1,036	939
MASTR Adjustable Rate Mortgages Trust
2.082% (US0001M + 0.210%) due 04/25/2046 ~	2,287	1,982
3.153% due 12/25/2033 ~	1,073	1,054
3.469% due 11/21/2034 ~	455	469
3.527% due 12/25/2033 ~	54	54
MASTR Alternative Loan Trust
2.272% (US0001M + 0.400%) due 03/25/2036 ~	986	186
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
2.477% (US0001M + 0.700%) due 11/15/2031 ~	104	104
2.517% (US0001M + 0.740%) due 09/15/2030 ~	53	52

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.217% (US0001M + 0.440%) due 12/15/2030 ~	$186	$181
2.257% (US0001M + 0.480%) due 06/15/2030 ~	112	108
2.612% due 10/20/2029 ~	81	82
2.637% (US0001M + 0.860%) due 08/15/2032 ~	245	237
Merrill Lynch Mortgage Investors Trust
2.122% (US0001M + 0.250%) due 11/25/2035 ~	589	558
2.664% (US0001M + 1.000%) due 10/25/2035 ~	511	491
2.947% (US0006M + 0.500%) due 03/25/2030 ~	47	46
3.147% (US0006M + 0.700%) due 11/25/2029 ~	25	25
3.293% due 02/25/2033 ~	1,322	1,288
3.330% due 12/25/2034 ~	555	560
3.386% due 12/25/2035 ~	163	152
3.480% (H15T1Y + 2.250%) due 10/25/2035 ~	406	411
3.515% due 05/25/2036 ~	180	176
3.525% due 02/25/2035 ~	433	430
3.543% due 02/25/2034 ~	1,676	1,682
3.736% due 09/25/2035 ^~	195	189
3.749% due 06/25/2037 ~	405	408
Morgan Stanley Mortgage Loan Trust
5.701% due 02/25/2047	290	203
New York Mortgage Trust
3.758% due 05/25/2036 ^~	311	304
Nomura Asset Acceptance Corp. Alternative Loan Trust
3.920% due 02/25/2036 ^~	162	144
5.820% due 03/25/2047	420	422
6.138% due 03/25/2047	389	391
Provident Funding Mortgage Loan Trust
3.387% due 08/25/2033 ~	678	685
3.766% due 04/25/2034 ~	28	29
Residential Accredit Loans, Inc. Trust
2.052% (US0001M + 0.180%) due 06/25/2046 ~	3,229	1,429
2.152% (US0001M + 0.280%) due 12/25/2045 ~	1,467	1,252
2.221% (US0001M + 0.300%) due 08/25/2035 ~	105	94
2.643% (12MTA + 1.360%) due 09/25/2045 ~	214	205
4.608% due 09/25/2035 ^~	225	197
6.000% due 10/25/2034	77	79
Residential Asset Securitization Trust
2.272% (US0001M + 0.400%) due 05/25/2035 ~	8,077	7,088

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	25

Schedule of Investments PIMCO Real Return Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.272% (US0001M + 0.400%) due 01/25/2046 ^~	$76	$38
5.000% due 08/25/2019	33	33
5.500% due 06/25/2033	129	131
6.250% due 10/25/2036 ^	1,066	1,016
Sequoia Mortgage Trust
2.022% (US0001M + 0.200%) due 07/20/2036 ~	1,617	1,552
2.051% (US0006M + 0.500%) due 05/20/2034 ~	637	618
2.508% (US0001M + 0.700%) due 10/19/2026 ~	31	31
2.582% (US0001M + 0.760%) due 10/20/2027 ~	51	49
2.622% (US0001M + 0.800%) due 10/20/2027 ~	90	88
2.722% (US0001M + 0.900%) due 12/20/2032 ~	92	90
Structured Adjustable Rate Mortgage Loan Trust
2.192% (US0001M + 0.320%) due 10/25/2035 ~	834	817
2.682% (12MTA + 1.400%) due 01/25/2035 ~	24	22
3.446% due 11/25/2035 ^~	181	169
3.603% due 05/25/2036 ^~	421	403
3.627% due 08/25/2035 ~	142	143
3.640% due 09/25/2036 ^~	865	685
3.689% due 02/25/2034 ~	343	347
3.711% (US0006M + 1.500%) due 10/25/2037 ^~	307	274
3.733% due 09/25/2035 ~	847	765
3.771% due 09/25/2034 ~	16	16
3.813% due 04/25/2034 ~	10	10
Structured Asset Mortgage Investments Trust
2.058% (US0001M + 0.250%) due 07/19/2035 ~	895	872
2.082% (US0001M + 0.210%) due 04/25/2036 ~	1,024	943
2.082% (US0001M + 0.210%) due 05/25/2036 ~	4,164	3,514
2.102% (US0001M + 0.230%) due 02/25/2036 ~	398	363
2.132% (US0001M + 0.260%) due 03/25/2037 ~	203	153
2.182% (US0001M + 0.310%) due 12/25/2035 ^~	357	325
2.468% (US0001M + 0.660%) due 09/19/2032 ~	177	174
2.468% (US0001M + 0.660%) due 10/19/2034 ~	84	81
2.508% (US0001M + 0.700%) due 03/19/2034 ~	234	234
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.685% due 01/25/2034 ~	21	21

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TBW Mortgage-Backed Trust
5.970% due 09/25/2036		$1,230	$105
Trinity Square PLC
1.671% (BP0003M + 1.150%) due 07/15/2051 ~	GBP	19,164	27,213
WaMu Mortgage Pass-Through Certificates Trust
1.983% (12MTA + 0.700%) due 03/25/2047 ^~		$6,098	5,518
2.021% (12MTA + 0.820%) due 12/25/2046 ^~		2,993	2,728
2.027% (COF 11 + 1.250%) due 02/27/2034 ~		866	857
2.053% (12MTA + 0.770%) due 05/25/2047 ~		862	826
2.263% (12MTA + 0.980%) due 06/25/2046 ~		106	106
2.272% (US0001M + 0.400%) due 10/25/2044 ~		376	369
2.283% (12MTA + 1.000%) due 02/25/2046 ~		788	774
2.422% (US0001M + 0.550%) due 07/25/2044 ~		1,860	1,862
2.452% (US0001M + 0.580%) due 07/25/2045 ~		29	29
2.483% (12MTA + 1.200%) due 11/25/2042 ~		56	54
2.552% (US0001M + 0.680%) due 01/25/2045 ~		1,181	1,176
2.683% (12MTA + 1.400%) due 06/25/2042 ~		128	124
2.795% due 01/25/2037 ^~		1,654	1,571
2.917% due 04/25/2037 ^~		1,124	1,026
3.036% due 12/25/2036 ^~		1,073	1,031
3.050% due 05/25/2037 ^~		2,259	1,924
3.098% due 06/25/2033 ~		490	496
3.244% due 08/25/2036 ^~		201	192
3.247% due 02/25/2037 ^~		2,487	2,286
3.316% due 02/25/2037 ^~		470	453
3.324% due 09/25/2035 ~		377	387
3.353% due 12/25/2035 ~		519	482
3.392% due 12/25/2035 ~		49	48
3.644% due 03/25/2035 ~		131	133
3.708% due 03/25/2034 ~		90	92
Washington Mutual Mortgage Pass-Through Certificates Trust
2.253% (12MTA + 0.970%) due 05/25/2046 ~		1,766	1,526
6.500% due 08/25/2035		326	285
Wells Fargo Mortgage-Backed Securities Trust
3.546% due 03/25/2035 ~		280	284
3.603% due 10/25/2036 ~		48	47
3.627% due 10/25/2035 ~		944	926
3.645% due 06/25/2035 ~		23	24
3.652% due 03/25/2036 ~		131	133
3.685% due 04/25/2036 ~		269	270

26	PIMCO REAL RETURN FUND	See Accompanying Notes

March 31, 2018

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.705% due 06/25/2035 ~		$99	$100
3.722% due 01/25/2035 ~		301	304
3.768% due 01/25/2035 ~		674	696
3.772% due 04/25/2036 ~		252	251
6.000% due 08/25/2036		1,092	1,091

Total Non-Agency Mortgage-Backed Securities (Cost $181,422)			197,587

ASSET-BACKED SECURITIES 4.0%
ACE Securities Corp. Home Equity Loan Trust
3.672% (US0001M + 1.800%) due 10/25/2032 ~		61	61
3.672% (US0001M + 1.800%) due 06/25/2034 ~		212	204
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.802% (US0001M + 0.930%) due 05/25/2035 ~		1,800	1,799
Ares CLO Ltd.
3.164% (US0003M + 1.180%) due 08/28/2025 ~		5,200	5,204
Argent Mortgage Loan Trust
2.112% (LIBOR01M + 0.240%) due 05/25/2035 ~		2,590	2,468
Argent Securities Trust
2.022% (US0001M + 0.150%) due 07/25/2036 ~		4,977	4,194
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.232% (US0001M + 0.360%) due 10/25/2035 ~		1,442	1,450
Babson Euro CLO BV
0.492% due 10/25/2029 ~	EUR	1,900	2,345
Bear Stearns Asset-Backed Securities Trust
1.982% (US0001M + 0.110%) due 04/25/2031 ~		$255	325
Cavalry CLO Ltd.
2.572% due 10/15/2026 ~		3,600	3,600
Citigroup Mortgage Loan Trust
2.102% (US0001M + 0.230%) due 12/25/2036 ~		4,429	3,249
Citigroup Mortgage Loan Trust, Inc.
2.092% (US0001M + 0.220%) due 08/25/2036 ~		1,250	1,242
2.202% (US0001M + 0.330%) due 10/25/2036 ~		17,188	15,713
Countrywide Asset-Backed Certificates
2.062% (US0001M + 0.190%) due 06/25/2047 ~		1,045	1,033
2.122% (US0001M + 0.250%) due 03/25/2037 ~		10,300	9,424
4.657% due 04/25/2036 ~		854	785

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Countrywide Asset-Backed Certificates Trust
2.022% (US0001M + 0.150%) due 02/25/2037 ~	$565	$564
2.652% (US0001M + 0.780%) due 11/25/2034 ~	692	689
2.802% (US0001M + 0.930%) due 08/25/2035 ~	388	390
Credit Suisse Mortgage Capital Trust
4.500% due 03/25/2021	8,971	9,012
CVP Cascade CLO Ltd.
2.872% (US0003M + 1.150%) due 01/16/2026 ~	5,100	5,105
Equity One Mortgage Pass-Through Trust
2.472% (US0001M + 0.600%) due 04/25/2034 ~	139	124
First Franklin Mortgage Loan Trust
2.342% (US0001M + 0.470%) due 11/25/2036 ~	14,950	13,233
2.592% (US0001M + 0.720%) due 05/25/2035 ~	439	441
Fremont Home Loan Trust
2.007% (US0001M + 0.135%) due 10/25/2036 ~	3,651	3,278
GSAMP Trust
2.242% (US0001M + 0.370%) due 03/25/2047 ~	3,000	1,996
2.847% (US0001M + 0.975%) due 03/25/2035 ^~	4,817	4,235
Halcyon Loan Advisors Funding Ltd.
2.665% due 04/20/2027 ~	6,000	5,973
HSI Asset Securitization Corp. Trust
2.142% (US0001M + 0.270%) due 02/25/2036 ~	2,300	2,288
IndyMac Mortgage Loan Trust
1.942% (US0001M + 0.070%) due 07/25/2036 ~	5,072	2,358
JMP Credit Advisors CLO Ltd.
2.567% due 01/17/2028 ~	13,550	13,549
Lehman ABS Manufactured Housing Contract Trust
7.170% due 04/15/2040 ^~	6,148	4,337
Lehman XS Trust
2.032% (US0001M + 0.160%) due 05/25/2036 ~	6,210	6,228
2.672% (US0001M + 0.800%) due 10/25/2035 ~	572	567
5.410% due 06/25/2036	5,234	5,193
Long Beach Mortgage Loan Trust
2.607% (US0001M + 0.735%) due 08/25/2035 ~	89	89
Merrill Lynch Mortgage Investors Trust
1.952% (US0001M + 0.080%) due 09/25/2037 ~	130	47

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	27

Schedule of Investments PIMCO Real Return Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.992% (US0001M + 0.120%) due 02/25/2037 ~	$135	$62
MidOcean Credit CLO
0.000% due 04/15/2027 «~(a)	3,950	3,951
Monarch Grove CLO
2.443% due 01/25/2028 ~	8,610	8,611
Morgan Stanley ABS Capital, Inc. Trust
2.212% (US0001M + 0.340%) due 03/25/2037 ~	590	316
Morgan Stanley Dean Witter Capital, Inc. Trust
3.222% (US0001M + 1.350%) due 02/25/2033 ~	786	784
Morgan Stanley Mortgage Loan Trust
5.750% due 04/25/2037 ^~	164	119
6.000% due 07/25/2047 ^~	174	141
Navient Student Loan Trust
3.022% (US0001M + 1.150%) due 03/25/2066 ~	17,185	17,486
Neuberger Berman CLO Ltd.
0.000% due 04/15/2027 ~(a)	5,390	5,390
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
2.162% (US0001M + 0.290%) due 03/25/2036 ~	4,100	3,988
NovaStar Mortgage Funding Trust
2.042% (US0001M + 0.170%) due 11/25/2036 ~	1,688	813
2.577% (LIBOR01M + 0.705%) due 01/25/2036 ~	2,200	2,185
2.952% (LIBOR01M + 1.080%) due 06/25/2035 ~	2,517	2,547
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.362% (US0001M + 0.490%) due 09/25/2035 ~	3,800	3,798
2.847% (US0001M + 0.975%) due 10/25/2034 ~	857	862
2.862% (US0001M + 0.990%) due 09/25/2034 ~	721	720
2.922% (US0001M + 1.050%) due 10/25/2034 ~	4,900	4,959
Popular ABS Mortgage Pass-Through Trust
2.562% (US0001M + 0.690%) due 06/25/2035 ~	626	534
Renaissance Home Equity Loan Trust
2.372% (US0001M + 0.500%) due 12/25/2033 ~	473	467
2.972% (US0001M + 1.100%) due 09/25/2037 ~	37,888	21,961
Residential Asset Mortgage Products Trust
2.052% (US0001M + 0.180%) due 08/25/2046 ~	15	15

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Residential Asset Securities Corp. Trust
2.112% (US0001M + 0.240%) due 08/25/2036 ~		$4,700	$3,872
Residential Mortgage Loan Trust
3.372% (US0001M + 1.500%) due 09/25/2029 ~		9	9
Saxon Asset Securities Trust
2.592% (US0001M + 0.720%) due 05/25/2035 ~		500	455
SLM Private Education Loan Trust
5.027% (US0001M + 3.250%) due 05/16/2044 ~		1,662	1,704
SLM Student Loan Trust
0.000% (EUR003M + 0.270%) due 06/17/2024 ~	EUR	532	656
2.645% (US0003M + 0.900%) due 07/25/2023 ~		$10,582	10,656
3.245% (US0003M + 1.500%) due 04/25/2023 ~		90,086	92,020
Sound Point CLO Ltd.
2.582% due 04/15/2027 ~		11,000	11,009
2.625% due 07/20/2027 ~		2,800	2,803
Stanwich Mortgage Loan Co.
3.844% due 10/16/2046 ~		105	104
Structured Asset Investment Loan Trust
2.092% (US0001M + 0.220%) due 12/25/2035 ~		697	695
2.577% (US0001M + 0.705%) due 03/25/2034 ~		377	367
2.592% (US0001M + 0.720%) due 10/25/2035 ~		244	245
Structured Asset Securities Corp. Mortgage Loan Trust
2.252% (US0001M + 0.380%) due 10/25/2036 ~		1,700	1,493
3.164% (US0001M + 1.500%) due 04/25/2035 ~		163	160
Sudbury Mill CLO Ltd.
2.881% (US0003M + 1.150%) due 01/17/2026 ~		13,700	13,715
Symphony CLO LP
2.804% (US0003M + 1.100%) due 01/09/2023 ~		866	867
Symphony CLO Ltd.
2.752% (US0003M + 1.030%) due 10/15/2025 ~		16,676	16,691
2.911% (US0003M + 1.180%) due 10/17/2026 ~		3,900	3,903
THL Credit Wind River CLO Ltd.
2.592% due 10/15/2027 ~		800	801
TICP CLO Ltd.
2.550% due 07/20/2027 ~		4,560	4,566

28	PIMCO REAL RETURN FUND	See Accompanying Notes

March 31, 2018

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Tralee CLO Ltd.
2.775% due 10/20/2027 ~		$6,900	$6,916
Venture CDO Ltd.
1.975% (US0003M + 0.230%) due 01/20/2022 ~		316	317
Venture CLO Ltd.
2.602% due 07/15/2027 ~		7,100	7,103
2.784% due 02/28/2026 ~		29,660	29,653
VOLT LLC
3.125% due 09/25/2047		4,632	4,618
3.500% due 03/25/2047		2,431	2,433
Wells Fargo Home Equity Asset-Backed Securities Trust
4.272% (US0001M + 2.400%) due 12/25/2034 ~		400	395

Total Asset-Backed Securities (Cost $419,790)			430,727

SOVEREIGN ISSUES 10.4%
Argentina Government International Bond
5.875% due 01/11/2028		12,900	12,157
6.875% due 01/26/2027		33,300	33,999
22.844% (BADLARPP) due 10/04/2022 ~	ARS	6,900	569
24.949% (BADLARPP + 2.000%) due 04/03/2022 ~		57,500	2,935
26.164% (BADLARPP + 3.250%) due 03/01/2020 ~		2,600	135
27.250% due 06/21/2020 ~		425,774	22,515
Australia Government International Bond
3.000% due 09/20/2025 (e)	AUD	67,812	60,766
Autonomous Community of Catalonia
4.950% due 02/11/2020	EUR	11,900	15,722
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2018 (c)	BRL	1,051,900	313,828
Canadian Government Real Return Bond
4.250% due 12/01/2026 (e)	CAD	31,491	32,639
Cyprus Government International Bond
2.750% due 06/27/2024	EUR	2,560	3,378
3.750% due 07/26/2023		5,080	7,027
3.875% due 05/06/2022		3,970	5,487
4.250% due 11/04/2025		2,530	3,643
Development Bank of Japan, Inc.
2.125% due 09/01/2022		$10,600	10,255
France Government International Bond
0.100% due 03/01/2025 (e)	EUR	38,826	51,480
0.250% due 07/25/2024 (e)		17,921	24,286
Italy Buoni Poliennali Del Tesoro
0.100% due 05/15/2023 (e)		33,690	42,829
2.350% due 09/15/2024 (e)		20,950	30,088
Japan Bank for International Cooperation
2.375% due 07/21/2022		$5,300	5,179

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Japan Government International Bond
0.100% due 03/10/2024 (e)	JPY	1,288,750	$12,705
0.100% due 03/10/2027 (e)		10,209,763	102,045
Mexico Government International Bond
4.000% due 11/08/2046 (e)	MXN	1,008	57
7.750% due 05/29/2031		206,976	11,661
New Zealand Government International Bond
2.000% due 09/20/2025 (e)	NZD	96,886	72,977
3.000% due 09/20/2030 (e)		19,357	16,003
Republic of Germany
0.250% due 04/13/2018	EUR	1,300	1,600
Spain Government International Bond
0.250% due 04/30/2018		31,355	38,603
United Kingdom Gilt
0.125% due 03/22/2026 (e)	GBP	85,432	138,833
0.125% due 11/22/2056 (e)		651	1,783
0.125% due 11/22/2065 (e)		3,814	12,415
0.375% due 03/22/2062 (e)		749	2,445
1.875% due 11/22/2022 (e)		10,320	17,237
4.250% due 12/07/2027		8,700	15,407

Total Sovereign Issues (Cost $1,112,927)			1,122,688

SHORT-TERM INSTRUMENTS 8.8%

CERTIFICATES OF DEPOSIT 0.6%
Barclays Bank PLC
1.940% due 09/04/2018		$29,700	29,633
2.355% due 05/17/2018		30,500	30,519

			60,152

COMMERCIAL PAPER 1.1%
Bank of Montreal
1.474% due 04/12/2018	CAD	7,400	5,740
1.475% due 04/09/2018		8,700	6,750
1.479% due 04/02/2018		7,300	5,665
1.489% due 04/04/2018		14,348	11,134
1.492% due 04/05/2018		4,800	3,725
1.504% due 04/02/2018		14,500	11,253
Bank of Nova Scotia
1.461% due 04/04/2018		4,600	3,570
1.487% due 04/06/2018		4,310	3,344
1.504% due 04/02/2018		34,500	26,774
Canadian Imperial Bank of Commerce
1.489% due 04/16/2018		6,300	4,886
HSBC Bank Canada
1.516% due 04/11/2018		900	698
National Bank of Canada
1.474% due 04/13/2018		2,900	2,250
1.474% due 04/18/2018		2,700	2,094
1.474% due 04/19/2018		1,500	1,163

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	29

Schedule of Investments PIMCO Real Return Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Royal Bank of Canada
1.486% due 04/12/2018	CAD	4,100	$3,181
1.488% due 04/09/2018		8,800	6,827
1.492% due 04/02/2018		9,400	7,295
1.497% due 04/09/2018		3,300	2,560
1.500% due 04/06/2018		7,172	5,565
1.501% due 04/16/2018		12,000	9,307
Toronto Dominion Bank
1.496% due 04/10/2018		200	155

			123,936

REPURCHASE AGREEMENTS (i) 0.0%
	$		2,350

ARGENTINA TREASURY BILLS 0.4%
19.671% due 04/13/2018 - 11/16/2018 (b)(c)	ARS	143,590	41,752

GREECE TREASURY BILLS 0.5%
1.211% due 08/31/2018 (c)(d)	EUR	42,280	51,804

ITALY TREASURY BILLS 0.2%
(0.704)% due 04/13/2018 - 05/14/2018 (b)(c)		17,144	21,099

JAPAN TREASURY BILLS 5.6%
(0.214)% due 04/05/2018 - 05/21/2018 (b)(c)	JPY	64,537,350	606,585

U.K. TREASURY BILLS 0.3%
0.232% due 04/03/2018 - 04/20/2018 (b)(c)	GBP	25,900	36,335

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.1%
1.520% due 04/19/2018 - 04/26/2018 (b)(c)(j)(l)(n)	$5,239	$5,235

Total Short-Term Instruments (Cost $937,487)		949,248

Total Investments in Securities (Cost $16,387,494)		16,439,144

	SHARES
INVESTMENTS IN AFFILIATES 0.0%

SHORT-TERM INSTRUMENTS 0.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	17,722	175

Total Short-Term Instruments (Cost $175)		175

Total Investments in Affiliates (Cost $175)		175

Total Investments 152.1% (Cost $16,387,669)		$16,439,319

Financial Derivative Instruments (k)(m) (0.3)% (Cost or Premiums, net $2,155)		(29,245)

Other Assets and Liabilities, net (51.8)%		(5,602,162)

Net Assets 100.0%		$10,807,912

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.

30	PIMCO REAL RETURN FUND	See Accompanying Notes

March 31, 2018

(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.

(h)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Lloyds Banking Group PLC	3.000%	10/11/2019	09/18/2017	$6,100	$6,088	0.06%
Lloyds Banking Group PLC	3.000	02/04/2019	09/18/2017	5,461	5,432	0.05

				$11,561	$11,520	0.11%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(i)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	03/29/2018	04/02/2018	$2,350	U.S. Treasury Notes 2.000% due 04/30/2024	$(2,401)	$2,350	$2,350

Total Repurchase Agreements						$(2,401)	$2,350	$2,350

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOM	1.630%	02/08/2018	04/10/2018	$(51,500)	$(51,624)
	1.710	02/23/2018	04/23/2018	(52,755)	(52,850)
BOS	1.650	02/13/2018	04/23/2018	(5,410)	(5,422)
	1.670	02/05/2018	05/07/2018	(272,928)	(273,637)
	1.670	03/09/2018	05/07/2018	(15,266)	(15,283)
	1.680	01/26/2018	04/26/2018	(190,200)	(190,786)
	1.680	03/09/2018	04/26/2018	(13,326)	(13,341)
	1.700	03/13/2018	04/12/2018	(18,607)	(18,625)
	2.040	03/21/2018	04/04/2018	(20,301)	(20,315)
	2.150	03/29/2018	04/02/2018	(26,694)	(26,700)
BSN	1.580	02/28/2018	04/13/2018	(46,519)	(46,586)
	1.590	02/01/2018	04/02/2018	(157,313)	(157,729)
	1.590	03/06/2018	04/02/2018	(3,278)	(3,282)
	1.610	01/24/2018	04/24/2018	(202,671)	(203,287)
CIB	1.660	02/20/2018	04/20/2018	(55,653)	(55,758)
	1.850	03/09/2018	04/06/2018	(236,700)	(236,992)
	1.850	03/19/2018	04/06/2018	(47,580)	(47,614)
GRE	1.640	01/19/2018	04/19/2018	(24,938)	(25,020)
	1.690	02/26/2018	04/26/2018	(9,514)	(9,530)
	1.950	03/20/2018	04/20/2018	(242,728)	(242,898)
	2.200	03/28/2018	04/04/2018	(14,934)	(14,939)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	31

Schedule of Investments PIMCO Real Return Fund (Cont.)

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
IND	1.590%	03/06/2018	04/16/2018	$(13,853)	$(13,870)
	1.620	02/05/2018	04/23/2018	(5,100)	(5,113)
	1.620	03/09/2018	04/09/2018	(107,381)	(107,497)
	1.620	03/19/2018	04/09/2018	(1,577)	(1,578)
	1.630	03/19/2018	04/10/2018	(26,492)	(26,508)
	1.630	03/20/2018	04/10/2018	(84,800)	(84,850)
	1.630	03/22/2018	04/10/2018	(8,998)	(9,002)
	1.630	03/23/2018	04/10/2018	(5,094)	(5,096)
	1.650	02/13/2018	04/13/2018	(50,224)	(50,334)
	1.650	02/14/2018	04/13/2018	(181,195)	(181,585)
	1.680	02/27/2018	04/20/2018	(113,575)	(113,755)
	1.700	03/09/2018	04/10/2018	(4,916)	(4,922)
	1.700	03/19/2018	04/10/2018	(11,353)	(11,361)
JPS	1.700	03/23/2018	04/06/2018	(8,827)	(8,832)
	2.050	03/28/2018	04/04/2018	(78,406)	(78,428)
RCY	1.640	02/06/2018	04/11/2018	(105,250)	(105,514)
	1.640	03/09/2018	04/11/2018	(6,727)	(6,735)
	1.640	03/22/2018	04/11/2018	(15,732)	(15,740)
	1.710	02/13/2018	05/14/2018	(219,744)	(220,245)
	1.710	02/14/2018	05/16/2018	(328,470)	(329,203)
	1.710	03/06/2018	05/16/2018	(2,115)	(2,118)
	1.720	02/15/2018	05/17/2018	(756,907)	(758,571)
	1.720	03/09/2018	05/17/2018	(2,458)	(2,461)
SCX	1.640	03/05/2018	04/19/2018	(4,764)	(4,770)
	1.640	03/09/2018	04/19/2018	(5,434)	(5,440)

Total Reverse Repurchase Agreements					$(3,865,746)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate	Borrowing Date(2)	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
BPG	1.830%	03/12/2018	04/12/2018	$(12,943)	$(12,937)
TDM	1.590	02/02/2018	04/03/2018	(845)	(845)
	1.680	02/16/2018	04/13/2018	(39,514)	(39,493)
UBS	1.560	01/09/2018	04/06/2018	(62,304)	(62,293)
	1.560	02/01/2018	04/06/2018	(46,798)	(46,790)
	1.600	02/05/2018	04/02/2018	(2,705)	(2,705)
	1.660	02/01/2018	04/30/2018	(11,998)	(11,983)

Total Sale-Buyback Transactions					$(177,046)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (2.7)%
Fannie Mae, TBA	3.000%	04/01/2048	$101,600	$(98,362)	$(99,014)
Fannie Mae, TBA	3.000	05/01/2048	196,550	(191,421)	(191,285)

Total Short Sales (2.7)%				$(289,783)	$(290,299)

32	PIMCO REAL RETURN FUND	See Accompanying Notes

March 31, 2018

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(3)	Total Borrowings and Other Financing Transactions	Collateral Pledged/ (Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BOM	$0	$(104,474)	$0	$(104,474)	$104,287	$(187)
BOS	0	(564,109)	0	(564,109)	563,137	(972)
BSN	0	(410,884)	0	(410,884)	410,208	(676)
CIB	0	(340,364)	0	(340,364)	337,570	(2,794)
FICC	2,350	0	0	2,350	(2,401)	(51)
GRE	0	(292,387)	0	(292,387)	289,750	(2,637)
IND	0	(615,471)	0	(615,471)	614,691	(780)
JPS	0	(87,260)	0	(87,260)	87,360	100
RCY	0	(1,440,587)	0	(1,440,587)	1,438,962	(1,625)
SCX	0	(10,210)	0	(10,210)	10,242	32

Master Securities Forward Transaction Agreement
BPG	0	0	(12,937)	(12,937)	13,021	84
TDM	0	0	(40,338)	(40,338)	40,047	(291)
UBS	0	0	(123,771)	(123,771)	124,913	1,142

Total Borrowings and Other Financing Transactions	$2,350	$(3,865,746)	$(177,046)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(2,264,228)	$(1,601,518)	$0	$(3,865,746)

Total	$0	$(2,264,228)	$(1,601,518)	$0	$(3,865,746)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(177,046)	0	0	(177,046)

Total	$0	$(177,046)	$0	$0	$(177,046)

Total Borrowings	$0	$(2,441,274)	$(1,601,518)	$0	$(4,042,792)

Payable for reverse repurchase agreements and sale-buyback financing transactions					$(4,042,792)

(j)	Securities with an aggregate market value of $4,051,730 have been pledged as collateral under the terms of the above master agreements as of March 31, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2018 was $(3,784,672) at a weighted average interest rate of 1.264%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period

(3)	Payable for sale-buyback transactions includes $(61) of deferred price drop.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	33

Schedule of Investments PIMCO Real Return Fund (Cont.)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(k)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note May 2018 Futures	$120.000	04/20/2018	1,329	$1,329	$(371)	$(125)
Call - CBOT U.S. Treasury 10-Year Note May 2018 Futures	121.500	04/20/2018	1,345	1,345	(275)	(420)
Put - CBOT U.S. Treasury 30-Year Bond May 2018 Futures	143.000	04/20/2018	265	265	(232)	(33)
Call - CBOT U.S. Treasury 30-Year Bond May 2018 Futures	145.000	04/20/2018	369	369	(395)	(767)

					$(1,273)	$(1,345)

Total Written Options					$(1,273)	$(1,345)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar December Futures	12/2018	69		$16,820	$(34)	$0	$(2)
90-Day Eurodollar December Futures	12/2019	69		16,770	(45)	0	(1)
90-Day Eurodollar June Futures	06/2018	69		16,853	(40)	0	(2)
90-Day Eurodollar June Futures	06/2019	69		16,789	(42)	0	(2)
90-Day Eurodollar March Futures	03/2019	69		16,803	(38)	0	(3)
90-Day Eurodollar September Futures	09/2018	69		16,840	(32)	0	(2)
90-Day Eurodollar September Futures	09/2019	69		16,780	(42)	0	(1)
Euro-Bund 10-Year Bond June Futures	06/2018	706	EUR	138,496	2,211	173	0
Put Options Strike @ EUR 122.000 on Euro-Bobl June 2018 Futures	05/2018	23		0	0	0	0
U.S. Treasury 5-Year Note June Futures	06/2018	594		$67,990	357	65	0

					$2,295	$238	$(13)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Australia Government 10-Year Bond June Futures	06/2018	306	AUD	(30,463)	$(553)	$24	$(156)
Euro-BTP Italy Government Bond June Futures	06/2018	494	EUR	(75,465)	(914)	0	(344)
Euro-OAT France Government 10-Year Bond June Futures	06/2018	1,630		(310,051)	(5,104)	0	(562)
Japan Government 10-Year Bond June Futures	06/2018	389	JPY	(551,191)	(231)	329	(36)
Put Options Strike @ EUR 129.000 on Euro-Bobl June 2018 Futures	05/2018	646	EUR	(8)	240	8	0

34	PIMCO REAL RETURN FUND	See Accompanying Notes

March 31, 2018

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Put Options Strike @ EUR 130.000 on Euro-Bobl June 2018 Futures	05/2018	648	EUR	(36)	$224	$20	$0
U.S. Treasury 10-Year Note June Futures	06/2018	2,901		$(351,429)	(2,940)	0	(680)
U.S. Treasury 30-Year Bond June Futures	06/2018	1,971		(288,998)	(8,842)	0	(1,478)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2018	42		(6,740)	(221)	0	(48)
United Kingdom Long Gilt June Futures	06/2018	1,827	GBP	(314,822)	(5,972)	0	(1,743)

					$(24,313)	$381	$(5,047)

Total Futures Contracts					$(22,018)	$619	$(5,060)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(3)	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Daimler AG	1.000%	Quarterly	12/20/2020	0.311%	EUR	5,100	$84	$38	$122	$0	$(2)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.HY-29 5-Year Index	(5.000)%	Quarterly	12/20/2022	$	167,293	$(11,156)	$51	$(11,105)	$0	$(703)
iTraxx Europe Main 26 5-Year Index	(1.000)	Quarterly	12/20/2021	EUR	56,300	(987)	(713)	(1,700)	0	(45)
iTraxx Europe Main 28 5-Year Index	(1.000)	Quarterly	12/20/2022		161,450	(4,280)	(362)	(4,642)	0	(115)

						$(16,423)	$(1,024)	$(17,447)	$0	$(863)

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay(6)	1-Day EUR-EONIA Compounded-OIS	0.050%	Annual	09/19/2021	EUR	34,530	$(36)	$102	$66	$25	$0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.000	Annual	12/15/2047	$	42,320	99	3,297	3,396	0	(62)
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.428	Annual	12/20/2047		8,500	21	(122)	(101)	0	(14)
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.478	Annual	12/20/2047		18,483	105	(526)	(421)	0	(31)
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.499	Annual	12/20/2047		6,490	16	(194)	(178)	0	(11)
Receive	3-Month NZD-BBR	3.250	Semi-Annual	03/21/2028	NZD	46,850	143	(728)	(585)	0	(245)
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/15/2018	$	88,800	136	(75)	61	0	(12)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	35

Schedule of Investments PIMCO Real Return Fund (Cont.)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	Semi-Annual	12/20/2019	$	2,400	$(17)	$27	$10	$1	$0
Receive(6)	3-Month USD-LIBOR	1.750	Semi-Annual	06/20/2020		416,600	8,155	(1,048)	7,107	0	(26)
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	12/21/2021		26,660	(498)	(524)	(1,022)	4	0
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	12/16/2022		108,300	2,639	(4,252)	(1,613)	54	0
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2022		446,020	561	(7,239)	(6,678)	217	0
Pay(6)	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		69,400	(2,681)	273	(2,408)	50	0
Pay(6)	3-Month USD-LIBOR	2.678	Semi-Annual	10/25/2023		93,470	0	(430)	(430)	87	0
Pay(6)	3-Month USD-LIBOR	2.670	Semi-Annual	11/19/2023		56,200	0	(293)	(293)	54	0
Pay(6)	3-Month USD-LIBOR	2.681	Semi-Annual	12/12/2023		56,000	0	(276)	(276)	54	0
Pay(6)	3-Month USD-LIBOR	2.500	Semi-Annual	12/19/2023		94,190	(733)	(525)	(1,258)	92	0
Receive(6)	3-Month USD-LIBOR	2.400	Semi-Annual	03/16/2026		48,300	274	669	943	0	(70)
Receive(6)	3-Month USD-LIBOR	2.300	Semi-Annual	04/21/2026		150,000	1,583	2,005	3,588	0	(222)
Receive(6)	3-Month USD-LIBOR	2.300	Semi-Annual	04/27/2026		186,500	1,981	2,480	4,461	0	(276)
Receive(6)	3-Month USD-LIBOR	1.850	Semi-Annual	07/20/2026		61,300	1,930	738	2,668	0	(90)
Receive(6)	3-Month USD-LIBOR	1.850	Semi-Annual	07/27/2026		55,035	1,736	659	2,395	0	(81)
Receive(6)	3-Month USD-LIBOR	2.000	Semi-Annual	07/27/2026		368,700	10,114	3,537	13,651	0	(544)
Receive(6)	3-Month USD-LIBOR	2.400	Semi-Annual	12/07/2026		85,250	520	1,185	1,705	0	(123)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		82,290	2,830	3,320	6,150	0	(127)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		44,230	(464)	1,338	874	0	(88)
Receive(6)	3-Month USD-LIBOR	3.100	Semi-Annual	04/17/2028		229,100	(1,511)	(298)	(1,809)	0	(357)
Receive(6)	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		191,800	10,581	(1,470)	9,111	0	(412)
Receive(6)	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		44,070	4,275	(817)	3,458	0	(259)
Receive(6)	3-Month USD-LIBOR	2.969	Semi-Annual	10/25/2048		22,140	0	(405)	(405)	0	(138)
Receive(6)	3-Month USD-LIBOR	2.951	Semi-Annual	11/19/2048		9,800	0	(141)	(141)	0	(61)
Receive(6)	3-Month USD-LIBOR	2.953	Semi-Annual	12/12/2048		5,500	0	(80)	(80)	0	(34)
Receive(6)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2023	GBP	51,700	(33)	(238)	(271)	0	(196)
Receive(6)	6-Month GBP-LIBOR	1.750	Semi-Annual	09/19/2048		26,920	(1,346)	(824)	(2,170)	0	(226)
Receive	6-Month GBP-LIBOR	1.500	Semi-Annual	03/21/2068		2,020	(148)	(16)	(164)	0	(17)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027	JPY	14,210,000	(257)	(86)	(343)	47	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		2,100,000	(33)	21	(12)	7	0
Receive(6)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		13,210,000	(707)	(308)	(1,015)	68	0
Pay	28-Day MXN-TIIE	7.200	Lunar	06/05/2024	MXN	523,100	6	(377)	(371)	84	0
Pay	28-Day MXN-TIIE	8.280	Lunar	11/28/2036		600	3	(2)	1	0	0
Pay	28-Day MXN-TIIE	7.480	Lunar	06/18/2037		12,970	0	(33)	(33)	4	0
Pay	CPTFEMU	1.295	Maturity	03/15/2021	EUR	34,530	0	25	25	0	(6)
Pay	CPTFEMU	1.165	Maturity	12/15/2021		7,140	6	92	98	0	(4)
Receive	CPTFEMU	1.385	Maturity	12/15/2026		16,060	(5)	(212)	(217)	14	0
Receive	CPTFEMU	1.360	Maturity	06/15/2027		52,600	(788)	(157)	(945)	42	0
Receive	CPTFEMU	1.520	Maturity	11/15/2027		59,070	(5)	21	16	62	0
Receive	CPTFEMU	1.535	Maturity	03/15/2028		34,530	0	64	64	26	0
Pay	CPTFEMU	1.710	Maturity	03/15/2033		9,100	(12)	(75)	(87)	0	(8)
Receive	CPTFEMU	1.946	Maturity	03/15/2048		9,100	23	142	165	1	0
Pay	CPURNSA	1.680	Maturity	04/28/2018	$	112,600	0	606	606	24	0
Pay	CPURNSA	1.580	Maturity	05/23/2018		14,300	7	107	114	5	0
Pay	CPURNSA	2.070	Maturity	03/23/2019		54,700	3	10	13	32	0
Pay	CPURNSA	2.168	Maturity	07/15/2020		48,200	0	185	185	49	0
Pay	CPURNSA	2.027	Maturity	11/23/2020		47,100	0	401	401	46	0
Pay	CPURNSA	2.021	Maturity	11/25/2020		44,600	0	387	387	44	0
Pay	CPURNSA	1.550	Maturity	07/26/2021		31,500	1,066	(15)	1,051	29	0
Pay	CPURNSA	1.603	Maturity	09/12/2021		25,330	763	(10)	753	24	0
Pay	CPURNSA	2.069	Maturity	07/15/2022		17,600	0	174	174	15	0
Pay	CPURNSA	2.210	Maturity	02/05/2023		116,510	0	129	129	72	0
Receive	CPURNSA	2.063	Maturity	05/12/2025		45,300	0	(365)	(365)	0	(16)
Receive	CPURNSA	1.730	Maturity	07/26/2026		31,500	(1,689)	56	(1,633)	0	(26)
Receive	CPURNSA	1.760	Maturity	08/30/2026		42,770	(2,098)	90	(2,008)	0	(35)

36	PIMCO REAL RETURN FUND	See Accompanying Notes

March 31, 2018

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	CPURNSA	1.800%	Maturity	09/12/2026	$	5,000	$(190)	$(31)	$(221)	$0	$(4)
Receive	CPURNSA	1.801	Maturity	09/12/2026		25,330	(1,170)	54	(1,116)	0	(20)
Receive	CPURNSA	1.805	Maturity	09/12/2026		25,000	(1,145)	53	(1,092)	0	(20)
Receive	CPURNSA	1.780	Maturity	09/15/2026		20,200	(981)	44	(937)	0	(17)
Receive	CPURNSA	1.800	Maturity	09/21/2026		5,000	(60)	(165)	(225)	0	(4)
Receive	CPURNSA	1.855	Maturity	09/27/2026		5,000	(30)	(171)	(201)	0	(4)
Receive	CPURNSA	1.945	Maturity	10/11/2026		2,100	(54)	(13)	(67)	0	(2)
Receive	CPURNSA	2.080	Maturity	07/25/2027		39,600	0	(861)	(861)	0	(22)
Receive	CPURNSA	2.180	Maturity	09/20/2027		19,680	0	(287)	(287)	0	(11)
Receive	CPURNSA	2.150	Maturity	09/25/2027		19,500	0	(346)	(346)	0	(11)
Receive	CPURNSA	2.155	Maturity	10/17/2027		43,700	0	(740)	(740)	0	(22)
Receive	CPURNSA	2.335	Maturity	02/05/2028		59,140	128	148	276	0	(7)
Pay	FRCPXTOB	1.165	Maturity	03/15/2020	EUR	36,940	0	(11)	(11)	0	(11)
Receive	FRCPXTOB	1.350	Maturity	01/15/2023		34,430	10	109	119	0	0
Receive	FRCPXTOB	1.575	Maturity	01/15/2028		13,040	0	95	95	3	0
Receive	FRCPXTOB	1.590	Maturity	02/15/2028		56,090	(1)	524	523	4	0
Receive	FRCPXTOB	1.606	Maturity	02/15/2028		8,070	0	92	92	1	0
Receive	FRCPXTOB	1.910	Maturity	01/15/2038		11,230	33	354	387	0	(4)
Receive	UKRPI	3.190	Maturity	04/15/2030	GBP	14,600	(464)	367	(97)	14	0
Receive	UKRPI	3.350	Maturity	05/15/2030		58,020	173	1,762	1,935	26	0
Receive	UKRPI	3.400	Maturity	06/15/2030		32,300	443	889	1,332	20	0
Receive	UKRPI	3.325	Maturity	08/15/2030		130,800	(1,671)	3,462	1,791	0	(249)
Receive	UKRPI	3.300	Maturity	12/15/2030		600	(28)	24	(4)	0	(1)
Receive	UKRPI	3.100	Maturity	06/15/2031		29,140	(3,531)	972	(2,559)	0	(5)
Receive	UKRPI	3.530	Maturity	10/15/2031		3,700	91	47	138	0	(1)
Receive	UKRPI	3.470	Maturity	09/15/2032		51,215	6	1,007	1,013	0	(63)
Receive	UKRPI	3.358	Maturity	04/15/2035		16,400	(482)	787	305	18	0
Pay	UKRPI	3.585	Maturity	10/15/2046		25,200	(1,234)	(1,787)	(3,021)	230	0
Pay	UKRPI	3.428	Maturity	03/15/2047		41,890	2,654	(1,952)	702	422	0

							$29,012	$4,405	$33,417	$2,071	$(4,295)

Total Swap Agreements							$12,673	$3,419	$16,092	$2,071	$(5,160)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$619	$2,071	$2,690	$(1,345)	$(5,060)	$(5,160)	$(11,565)

(l)	Securities with an aggregate market value of $100,654 and cash of $7,523 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	37

Schedule of Investments PIMCO Real Return Fund (Cont.)

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(m) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	04/2018		ARS	32,993	$		1,630	$0	$(8)
	04/2018		AUD	130,554			102,784	2,513	0
	04/2018		EUR	3,700			4,574	19	0
	04/2018		JPY	12,599,000			112,742	60	(5,739)
	04/2018	$		2,406		DKK	15,009	72	0
	04/2018			1,309		RUB	76,499	23	0
	05/2018			1,610		ARS	32,993	5	0
	05/2018		ZAR	152,287	$		12,583	0	(219)
	07/2018		BRL	17,100			5,043	0	(96)
BPS	04/2018			11,700			3,520	0	(24)
	04/2018		DKK	164,700			24,535	0	(2,650)
	04/2018		JPY	240,000			2,168	0	(90)
	04/2018	$		1,608		ARS	32,993	30	0
	04/2018			3,592		BRL	11,700	0	(48)
	04/2018			291,271		EUR	234,646	0	(2,551)
	04/2018			4,872		IDR	67,203,760	19	0
	04/2018			4,940		INR	322,654	7	0
	05/2018		BRL	11,700	$		3,581	46	0
	05/2018		EUR	212,914			264,881	2,360	0
	05/2018	$		568		MXN	10,478	5	0
	05/2018		ZAR	8,859	$		732	0	(13)
	06/2018	$		340		ARS	6,804	0	(15)
	07/2018		BRL	157,800	$		45,021	0	(2,397)
BRC	04/2018		EUR	2,900			3,599	29	0
	04/2018		GBP	15,600			21,833	0	(69)
	04/2018		THB	324,440			10,349	0	(28)
	06/2018		RUB	2,313,807			40,618	550	0
	08/2018		EUR	660			817	0	(5)
CBK	04/2018		AUD	632			489	4	0
	04/2018		CAD	8,800			6,732	0	(99)

38	PIMCO REAL RETURN FUND	See Accompanying Notes

March 31, 2018

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	04/2018		DKK	15,012	$		2,468	$5	$(15)
	04/2018		EUR	9,200			11,406	79	0
	04/2018		GBP	7,900			11,055	0	(36)
	04/2018		JPY	12,300,000			116,394	754	0
	04/2018	$		112,185		GBP	80,416	673	(35)
	04/2018			86,437		NZD	118,756	0	(612)
	05/2018		JPY	16,420,000	$		151,015	0	(3,546)
	05/2018		MXN	204,397			10,876	0	(303)
	05/2018		NZD	118,756			86,424	605	0
	07/2018	$		28,166		COP	80,995,986	704	0
	07/2018			2,089		DKK	12,539	0	(6)
	07/2018			497		PLN	1,694	0	(1)
DUB	04/2018		CAD	16,625	$		12,891	0	(13)
	04/2018	$		101,036		AUD	130,554	0	(764)
	05/2018		AUD	130,554	$		101,046	773	0
	07/2018		BRL	431,400			123,934	43	(5,744)
FBF	05/2018	$		8,959		ARS	187,473	117	0
GLM	04/2018		BRL	5,920	$		1,781	0	(12)
	04/2018		CAD	38,400			29,753	47	(102)
	04/2018		CZK	363,692			17,728	101	0
	04/2018		DKK	2,416			370	0	(29)
	04/2018		EUR	36,889			45,711	321	0
	04/2018		GBP	311,089			434,926	0	(1,532)
	04/2018		TWD	147,829			5,087	1	0
	04/2018	$		1,791		BRL	5,920	2	0
	04/2018			5,906		CZK	121,265	0	(32)
	04/2018			49,888		GBP	35,929	531	(11)
	04/2018			14,821		MXN	276,198	332	0
	05/2018		EUR	1,344	$		1,668	9	0
	05/2018		JPY	2,142,700			20,180	0	(16)
	06/2018		CNH	2,679			422	0	(4)
HUS	04/2018		CAD	109,696			86,684	1,611	(77)
	04/2018		CZK	121,265			5,877	2	0
	04/2018		NZD	118,756			86,481	656	0
	04/2018		THB	326,292			10,472	30	0
	04/2018		TWD	149,806			5,138	0	0
	04/2018	$		12,603		ARS	260,313	254	0
	04/2018			159,378		GBP	112,089	0	(2,116)
	04/2018			9,794		IDR	134,782,960	9	0
	04/2018			13,527		RUB	790,253	239	0
	04/2018			5,164		THB	161,123	0	(11)
	04/2018			5,137		TWD	149,806	1	0
	05/2018		GBP	112,089	$		159,571	2,116	0
	06/2018		KRW	24,905,658			23,066	0	(426)
	06/2018	$		17,946		IDR	247,813,640	1	0
	07/2018		BRL	394,900	$		112,732	0	(5,935)
	08/2018		EUR	41,620			51,569	0	(229)
IND	04/2018	$		78,129		GBP	55,197	0	(688)
	05/2018		GBP	55,197	$		78,223	687	0
JPM	04/2018		BRL	5,780			1,739	0	(12)
	04/2018		CAD	53,349			41,242	57	(229)
	04/2018		CZK	105,593			5,108	0	(10)
	04/2018		EUR	1,300			1,611	10	0
	04/2018		GBP	2,400			3,338	0	(29)
	04/2018		IDR	67,712,580			4,926	8	0
	04/2018		JPY	250,000			2,259	0	(93)
	04/2018		PHP	257,119			4,920	0	(8)
	04/2018	$		1,750		BRL	5,780	1	0
	04/2018			92,032		CAD	118,463	0	(78)
	04/2018			1,163		EUR	934	0	(14)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	39

Schedule of Investments PIMCO Real Return Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	04/2018	$		37,021		GBP	26,665	$390	$0
	04/2018			4,940		IDR	67,712,580	0	(22)
	04/2018			4,844		INR	315,419	0	(5)
	04/2018			4,940		MXN	92,879	166	0
	04/2018			21,886		RUB	1,252,605	0	(65)
	05/2018		CAD	118,463	$		92,082	77	0
	05/2018		CHF	263			284	8	0
	05/2018		TRY	11,872			3,082	117	0
	05/2018	$		12,831		ZAR	156,997	366	0
	07/2018		BRL	9,800	$		2,883	6	(68)
MSB	04/2018			11,700			3,489	0	(54)
	04/2018		EUR	266,935			330,352	1,831	0
	04/2018		JPY	10,129,577			95,173	0	(40)
	04/2018	$		3,520		BRL	11,700	24	0
	05/2018		JPY	14,910,000	$		140,159	155	(517)
	07/2018		BRL	40,900			12,022	0	(269)
	08/2018	$		1,432		ARS	29,693	0	(62)
RYL	04/2018		TWD	149,840	$		5,142	0	(7)
	04/2018	$		4,904		IDR	67,455,700	8	0
	04/2018			4,941		INR	321,227	0	(7)
SCX	04/2018		THB	161,561	$		5,184	15	0
SOG	04/2018		INR	314,298			4,850	32	0
	04/2018		TWD	450,049			15,434	0	(34)
	04/2018	$		9,652		INR	631,514	35	0
	04/2018			4,940		PHP	258,816	20	0
	04/2018			507		PLN	1,694	0	(12)
	04/2018			5,135		TWD	149,806	3	0
SSB	04/2018			1,100		GBP	793	12	0
TOR	04/2018			45,742		EUR	36,889	0	(352)
	05/2018		EUR	36,889	$		45,837	353	0
UAG	04/2018		CAD	32,375			25,101	0	(28)
	04/2018		JPY	438,150			3,956	0	(166)
	04/2018	$		88,222		JPY	9,265,477	0	(1,139)
	05/2018		JPY	14,115,477	$		132,944	1,164	(1,096)
	06/2018	$		30,551		INR	2,009,873	70	0

Total Forward Foreign Currency Contracts								$21,373	$(40,762)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150%	06/15/2018	$	9,595	$959	$2
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018		9,595	959	1,461
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.765	07/16/2018		118,900	1,379	1,835
NGF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	06/15/2018		19,650	1,966	5
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018		19,650	1,966	2,991
RBC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.765	07/16/2018		10,000	118	154

								$7,347	$6,448

40	PIMCO REAL RETURN FUND	See Accompanying Notes

March 31, 2018

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Cost	Market Value
MYC	Put - OTC 1-Year Interest Rate Floor(1)	0.170%	3-Month USD-LIBOR	04/03/2018	$	676,100	$203	$0
	Put - OTC 1-Year Interest Rate Floor(1)	0.174	3-Month USD-LIBOR	06/11/2018		398,100	159	12

							$362	$12

Total Purchased Options							$7,709	$6,460

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date		Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-30 5-Year Index	Sell	0.850%	05/16/2018		$18,400	$(17)	$(13)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018		22,200	(24)	(26)
BPS	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018		38,000	(58)	(44)
BRC	Put - OTC CDX.IG-30 5-Year Index	Sell	0.950	07/18/2018		15,000	(26)	(21)
	Call - OTC iTraxx Europe 29 5-Year Index	Buy	0.500	06/20/2018	EUR	124,800	(76)	(56)
	Put - OTC iTraxx Europe 29 5-Year Index	Sell	0.800	06/20/2018		124,800	(226)	(204)
CBK	Put - OTC CDX.IG-29 5-Year Index	Sell	0.700	04/18/2018		$155,800	(203)	(49)
	Put - OTC CDX.IG-29 5-Year Index	Sell	0.850	04/18/2018		141,800	(170)	(16)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018		18,200	(21)	(21)
DBL	Call - OTC iTraxx Europe 28 5-Year Index	Buy	0.475	04/18/2018	EUR	58,500	(55)	(23)
	Put - OTC iTraxx Europe 28 5-Year Index	Sell	0.700	04/18/2018		58,500	(60)	(10)
DUB	Put - OTC CDX.IG-30 5-Year Index	Sell	0.950	07/18/2018		$15,900	(27)	(22)
FBF	Put - OTC CDX.IG-29 5-Year Index	Sell	0.800	05/16/2018		31,400	(43)	(17)
GST	Put - OTC CDX.IG-30 5-Year Index	Sell	0.850	06/20/2018		18,200	(29)	(26)
JPM	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018		32,100	(41)	(37)

							$(1,076)	$(585)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date(2)	Notional Amount			Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$		264,700	$(2,362)	$0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020			34,000	(439)	0
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035		EUR	46,100	(2,097)	(263)
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	$		182,300	(1,326)	(16)
	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024			27,400	(190)	(2)
	Floor - OTC YOY CPURNSA	234.812	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020			149,900	(1,694)	(215)
	Floor - OTC YOY CPURNSA	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020			64,700	(1,194)	(148)

								$(9,302)	$(644)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	41

Schedule of Investments PIMCO Real Return Fund (Cont.)

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating RateIndex	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Put - OTC 1-Year Interest Rate Floor(1)	0.155%	3-Month USD-LIBOR	04/03/2018	$676,100	$(243)	$0
	Put - OTC 1-Year Interest Rate Floor(1)	0.155	3-Month USD-LIBOR	06/11/2018	398,100	(159)	(6)
	Call - OTC 1-Year Interest Rate Floor(1)	0.000	3-Month USD-LIBOR	01/02/2020	876,900	(680)	(1,176)

						$ (1,082)	$(1,182)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Premiums (Received)	Market Value
FAR	Put - OTC Fannie Mae, TBA 3.500% due 05/01/2048	$98.906	05/07/2018	$	126,600	$(623)	$(152)
	Call - OTC Fannie Mae, TBA 3.500% due 05/01/2048	99.906	05/07/2018		126,600	(574)	(715)

						$(1,197)	$(867)

Total Written Options						$(12,657)	$(3,278)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(3)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
CBK	Brazil Government International Bond	1.000%	Quarterly	06/20/2021	1.020%	$6,700	$(580)	$579	$0	$(1)
DUB	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.020	1,800	(155)	155	0	0
GST	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.020	15,800	(1,096)	1,092	0	(4)
HUS	Brazil Government International Bond	1.000	Quarterly	06/20/2022	1.314	11,200	(724)	589	0	(135)
JPM	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.020	7,100	(495)	493	0	(2)

							$(3,050)	$2,908	$0	$(142)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
								Asset	Liability
GST	CMBX.NA.AAA.8 Index	0.500%	Monthly	10/17/2057	$ 23,700	$(1,245)	$1,339	$94	$0
MEI	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	4,800	(335)	354	19	0

						$(1,580)	$1,693	$113	$0

42	PIMCO REAL RETURN FUND	See Accompanying Notes

March 31, 2018

INTEREST RATE SWAPS

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount			Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
BOA	Receive	1-Year ILS-TELBOR	0.285%	Annual	02/16/2020		ILS	141,370	$1	$(41)	$0	$(40)
	Receive(7)	1-Year ILS-TELBOR	0.370	Annual	06/20/2020			86,740	0	(26)	0	(26)
	Pay	1-Year ILS-TELBOR	1.963	Annual	02/16/2028			29,770	(2)	229	227	0
	Pay	CPURNSA	2.500	Maturity	07/15/2022	$		50,000	330	(4,401)	0	(4,071)
BRC	Receive(7)	1-Year ILS-TELBOR	0.374	Annual	06/20/2020		ILS	74,520	0	(24)	0	(24)
	Pay(7)	1-Year ILS-TELBOR	1.950	Annual	06/20/2028			16,030	0	68	68	0
DUB	Receive(7)	1-Year ILS-TELBOR	0.414	Annual	06/20/2020			71,730	0	(39)	0	(39)
	Pay(7)	1-Year ILS-TELBOR	2.100	Annual	06/20/2028			15,310	0	127	127	0
GLM	Receive(7)	1-Year ILS-TELBOR	0.370	Annual	06/20/2020			58,880	4	(22)	0	(18)
	Pay	1-Year ILS-TELBOR	1.883	Annual	03/21/2028			18,170	0	85	85	0
	Pay(7)	1-Year ILS-TELBOR	1.998	Annual	06/20/2028			12,600	0	70	70	0
MYC	Receive	CPURNSA	2.058	Maturity	05/12/2025	$		6,400	0	(55)	0	(55)
	Receive	CPURNSA	1.805	Maturity	09/20/2026			9,860	0	(438)	0	(438)

									$333	$(4,467)	$577	$(4,711)

Total Swap Agreements									$(4,297)	$134	$690	$(4,853)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(8)
BOA	$2,692	$0	$227	$2,919	$(6,062)	$(39)	$(4,137)	$(10,238)	$(7,319)	$6,846	$(473)
BPS	2,467	0	0	2,467	(7,788)	(44)	0	(7,832)	(5,365)	5,147	(218)
BRC	579	0	68	647	(102)	(281)	(24)	(407)	240	693	933
CBK	2,824	0	0	2,824	(4,653)	(86)	(1)	(4,740)	(1,916)	1,842	(74)
DBL	0	0	0	0	0	(33)	0	(33)	(33)	0	(33)
DUB	816	1,463	127	2,406	(6,521)	(22)	(39)	(6,582)	(4,176)	3,062	(1,114)
FAR	0	0	0	0	0	(867)	0	(867)	(867)	943	76
FBF	117	0	0	117	0	(17)	0	(17)	100	0	100
GLM	1,344	0	155	1,499	(1,738)	(263)	(18)	(2,019)	(520)	210	(310)
GST	0	0	94	94	0	(26)	(4)	(30)	64	(190)	(126)
HUS	4,919	0	0	4,919	(8,794)	0	(135)	(8,929)	(4,010)	2,574	(1,436)
IND	687	0	0	687	(688)	0	0	(688)	(1)	0	(1)
JPM	1,206	0	0	1,206	(633)	(418)	(2)	(1,053)	153	(344)	(191)
MEI	0	0	19	19	0	0	0	0	19	0	19
MSB	2,010	0	0	2,010	(942)	0	0	(942)	1,068	663	1,731
MYC	0	1,847	0	1,847	0	(1,182)	(493)	(1,675)	172	(1,412)	(1,240)
NGF	0	2,996	0	2,996	0	0	0	0	2,996	(3,103)	(107)
RBC	0	154	0	154	0	0	0	0	154	(260)	(106)
RYL	8	0	0	8	(14)	0	0	(14)	(6)	(80)	(86)
SCX	15	0	0	15	0	0	0	0	15	0	15
SOG	90	0	0	90	(46)	0	0	(46)	44	0	44
SSB	12	0	0	12	0	0	0	0	12	0	12
TOR	353	0	0	353	(352)	0	0	(352)	1	0	1
UAG	1,234	0	0	1,234	(2,429)	0	0	(2,429)	(1,195)	986	(209)

Total Over the Counter	$21,373	$6,460	$690	$28,523	$(40,762)	$(3,278)	$(4,853)	$(48,893)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	43

Schedule of Investments PIMCO Real Return Fund (Cont.)

(n)	Securities with an aggregate market value of $22,965 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2018.

(1)	The underlying instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(2)	YOY options may have a series of expirations.
(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(8)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$619	$619
Swap Agreements	0	0	0	0	2,071	2,071

	$0	$0	$0	$0	$2,690	$2,690

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$21,373	$0	$21,373
Purchased Options	0	0	0	0	6,460	6,460
Swap Agreements	0	113	0	0	577	690

	$0	$113	$0	$21,373	$7,037	$28,523

	$0	$113	$0	$21,373	$9,727	$31,213

44	PIMCO REAL RETURN FUND	See Accompanying Notes

March 31, 2018

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$1,345	$1,345
Futures	0	0	0	0	5,060	5,060
Swap Agreements	0	865	0	0	4,295	5,160

	$0	$865	$0	$0	$10,700	$11,565

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$40,762	$0	$40,762
Written Options	0	585	0	0	2,693	3,278
Swap Agreements	0	142	0	0	4,711	4,853

	$0	$727	$0	$40,762	$7,404	$48,893

	$0	$1,592	$0	$40,762	$18,104	$60,458

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(95)	$(95)
Written Options	0	0	0	0	12,763	12,763
Futures	(3,104)	0	0	0	21,922	18,818
Swap Agreements	0	(11,579)	0	0	36,262	24,683

	$(3,104)	$(11,579)	$0	$0	$70,852	$56,169

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(110,966)	$0	$(110,966)
Purchased Options	0	0	0	162	(13,448)	(13,286)
Written Options	0	281	0	1,725	23,860	25,866
Swap Agreements	0	4,596	0	1	(26,882)	(22,285)

	$0	$4,877	$0	$(109,078)	$(16,470)	$(120,671)

	$(3,104)	$(6,702)	$0	$(109,078)	$54,382	$(64,502)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$753	$753
Written Options	0	0	0	0	(1,698)	(1,698)
Futures	0	0	0	0	(23,253)	(23,253)
Swap Agreements	0	(730)	0	0	(11,479)	(12,209)

	$0	$(730)	$0	$0	$(35,677)	$(36,407)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$39,845	$0	$39,845
Purchased Options	0	0	0	0	4,576	4,576
Written Options	0	487	0	224	(15,099)	(14,388)
Swap Agreements	0	(1,211)	0	0	30,204	28,993

	$0	$(724)	$0	$40,069	$19,681	$59,026

	$0	$(1,454)	$0	$40,069	$(15,996)	$22,619

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	45

Schedule of Investments PIMCO Real Return Fund (Cont.)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$800	$0	$800
Corporate Bonds & Notes
Banking & Finance	0	415,582	0	415,582
Industrials	0	66,044	0	66,044
Utilities	0	132,357	0	132,357
U.S. Government Agencies	0	1,684,598	0	1,684,598
U.S. Treasury Obligations	0	11,439,513	0	11,439,513
Non-Agency Mortgage-Backed Securities	0	197,587	0	197,587
Asset-Backed Securities	0	426,776	3,951	430,727
Sovereign Issues	0	1,122,688	0	1,122,688
Short-Term Instruments
Certificates of Deposit	0	60,152	0	60,152
Commercial Paper	0	123,936	0	123,936
Repurchase Agreements	0	2,350	0	2,350
Argentina Treasury Bills	0	41,752	0	41,752
Greece Treasury Bills	0	51,804	0	51,804
Italy Treasury Bills	0	21,099	0	21,099
Japan Treasury Bills	0	606,585	0	606,585
U.K. Treasury Bills	0	36,335	0	36,335
U.S. Treasury Bills	0	5,235	0	5,235
	$0	$16,435,193	$3,951	$16,439,144

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$175	$0	$0	$175
Total Investments	$175	$16,435,193	$3,951	$16,439,319

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(290,299)	$0	$(290,299)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	619	2,071	0	2,690
Over the counter	0	28,523	0	28,523
	$619	$30,594	$0	$31,213

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(5,060)	(6,505)	0	(11,565)
Over the counter	0	(48,893)	0	(48,893)
	$(5,060)	$(55,398)	$0	$(60,458)

Total Financial Derivative Instruments	$(4,441)	$(24,804)	$0	$(29,245)

Totals	$(4,266)	$16,120,090	$3,951	$16,119,775

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

46	PIMCO REAL RETURN FUND	See Accompanying Notes

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class, Class A, Class C and Class R shares of the PIMCO Real Return Fund (the “Fund”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Fund.

On March 23, 2018, PIMCO processed an automatic conversion of all Class D shares of the Fund into Class A shares of the Fund. Shareholders of Class D received Class A shares of equal value to their outstanding shares of Class D as of March 23, 2018. The conversion was tax-free and shareholders did not have to pay any sales charge, fee or other charge in connection with the conversion.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Fund is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

ANNUAL REPORT	MARCH 31, 2018	47

Notes to Financial Statements (Cont.)

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Fund may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders  Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal

48	PIMCO REAL RETURN FUND

March 31, 2018

period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Fund estimates the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is estimated that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Fund’s daily internal accounting records and practices, the Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include, among others, the treatment of paydowns on mortgage-backed securities purchased at a discount and periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be reported on Form 1099 DIV sent to shareholders for the calendar year.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gain (loss) and/or paid in capital to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements  In March 2016, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2016-05, which provides guidance related to the impact of derivative contract novations on certain relationships under Accounting Standards Codification (“ASC”) 815. The ASU is effective for annual periods beginning after December 15, 2016, and interim periods within those annual periods. The Fund has adopted the ASU. The implementation of the ASU did not have an impact on the Fund’s financial statements.

In August 2016, the FASB issued ASU 2016-15 which amends ASC 230 to clarify guidance on the classification of certain cash receipts and cash payments in the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2016, the U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of

ANNUAL REPORT	MARCH 31, 2018	49

Notes to Financial Statements (Cont.)

information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and also change the rules governing the form and content of such financial statements. The compliance date for these amendments was August 1, 2017. Compliance is based on reporting period-end date. Management has adopted these amendments and the changes are incorporated in the financial statements.

In November 2016, the FASB issued ASU 2016-18 which amends ASC 230 to provide guidance on the classification and presentation of changes in restricted cash and restricted cash equivalents on the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In March 2017, the FASB issued ASU 2017-08 which provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Fund has adopted the ASU. The implementation of the ASU did not have an impact on the Fund’s financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of the Fund’s shares is based on the Fund’s NAV. The NAV of the Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Fund or class, by the total number of shares outstanding of the Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Adviser to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity

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options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in

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Notes to Financial Statements (Cont.)

currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in the Fund’s prospectus.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

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∎

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use

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Notes to Financial Statements (Cont.)

broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

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Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. The tables below show the Fund’s transactions in and earnings from investments in the affiliated Funds for the period ended March 31, 2018 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2018	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$720	$4,078,959	$(4,079,500)	$(4)	$0	$175	$759	$0
†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Fund may utilize the investments and strategies described below to the extent permitted by the Fund’s investment policies.

Delayed-Delivery Transactions  involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such

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Notes to Financial Statements (Cont.)

fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When the Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds  are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loan Participations, Assignments and Originations  are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Fund. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Fund may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Fund may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a

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borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of March 31, 2018, the Fund had no unfunded loan commitments outstanding.

Mortgage-Related and Other Asset-Backed Securities  directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs

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Notes to Financial Statements (Cont.)

are structured into multiple classes, often referred to as “tranches”, with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Restricted Investments  are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Fund at March 31, 2018 are disclosed in the Notes to Schedule of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

Roll-timing strategies can be used where the Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively.

When-Issued Transactions  are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by

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the Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Fund may enter into the borrowings and other financing transactions described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location of these instruments in the Fund’s financial statements is described below.

(a) Repurchase Agreements  Under the terms of a typical repurchase agreement, the Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by the Fund’s custodian or designated subcustodians under tri-party repurchase agreements and in certain instances will remain in custody with the counterparty. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  A sale-buyback financing transaction consists of a sale of a security by the Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Fund are

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Notes to Financial Statements (Cont.)

reflected as a liability on the Statement of Assets and Liabilities. The Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  Short sales are transactions in which the Fund sells a security that it may not own. The Fund may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Fund engages in a short sale, it may borrow the security sold short and deliver it to the counterparty. The Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statement of Assets and Liabilities. Short sales expose the Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Fund. A short sale is “against the box” if the Fund holds in its portfolio or has the right to acquire the security sold short at no additional cost. The Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Fund may enter into the financial derivative instruments described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on how and why the Fund uses financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Fund.

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(a) Forward Foreign Currency Contracts  may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  are agreements to buy or sell a security or other asset for a set price on a future date. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts  may be written or purchased to enhance returns or to hedge an existing position or future investment. The Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

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Notes to Financial Statements (Cont.)

Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Credit Default Swaptions  may be written or purchased to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection on a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Foreign Currency Options   may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Inflation-Capped Options  may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect the Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Interest Rate-Capped Options  may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing interest rate-capped options is to protect the Fund from floating rate risk above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in interest rate linked products.

Interest Rate Swaptions  may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts  (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Securities  may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(d) Swap Agreements  are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at

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specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying the Fund’s investment policies and restrictions, swap agreements are generally valued by the Fund at market value. In the case of a credit default swap, in applying certain of the Fund’s investment policies and restrictions, the Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Fund’s other investment policies and restrictions. For example, the Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines (if any) because such value in general better reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, the Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the

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Notes to Financial Statements (Cont.)

counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

To the extent the Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements  on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

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Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Fund is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  may be entered into to help hedge against interest rate risk exposure and to maintain the Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Fund holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter

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Notes to Financial Statements (Cont.)

into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements  are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, the Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payments in the event of a net negative total return.

7. PRINCIPAL RISKS

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund.

Interest Rate Risk  is the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Call Risk  is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk  is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

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High Yield Risk  is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk  is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk  is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Liquidity Risk  is the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk  is the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund’s use of derivatives may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the Fund’s clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund’s performance.

Equity Risk  is the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Mortgage-Related and Other Asset-Backed Securities Risk  is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk.

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Notes to Financial Statements (Cont.)

Foreign (Non-U.S.) Investment Risk  is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk  is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk   is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk  is the risk that foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk  is the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk  is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

Short Exposure Risk  is the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund.

8. MASTER NETTING ARRANGEMENTS

The Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a

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counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or sale-buyback transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission (“CFTC”). In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Fund. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in

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Notes to Financial Statements (Cont.)

respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	Class P	Administrative Class	Class A	Class C	Class R
0.25%	0.20%	0.30%	0.20%	0.35%	0.35%	0.35%

(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the

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distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.50% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of the Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, the Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class C	0.50%	0.25%
Class R	0.25%	0.25%

	Distribution and/or Servicing Fee
Administrative Class	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund. For the period ended March 31, 2018, the Distributor retained $8,573,595 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) taxes and governmental fees; (ii) brokerage fees and commissions and other portfolio transaction expenses; (iii) the costs of borrowing money, including interest expense; (iv) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (v) extraordinary expense, including costs of litigation and indemnification expenses; (vi) organizational expenses; and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

ANNUAL REPORT	MARCH 31, 2018	71

Notes to Financial Statements (Cont.)

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $152,300, plus $15,750 for each Board meeting attended in person, $775 ($2,025 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each Board meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $18,000 and each other committee chair receives an additional annual retainer of $4,500. Each Trustee, other than the Trustees affiliated with PIMCO, or its affiliates, receives $775 for each Valuation Oversight Committee meeting attended. In addition, the Valuation Oversight Committee co-leads together receive an additional retainer of $11,500, which amount is divided evenly among the co-leads so that each individually receives an additional annual retainer of $5,750. The Lead Independent Trustee receives an annual retainer of $13,000.

These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets except PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed to waive a portion of the Fund’s Supervisory and Administrative Fee, or reimburse the Fund, to the extent that the Fund’s organizational expenses and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of the Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Under certain conditions, PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. At March 31, 2018, there were no recoverable amounts.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Fund is permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended March 31, 2018, the Fund engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act (amounts in thousands†):

Purchases	Sales
$89,091	$149,721
†	A zero balance may reflect actual amounts rounding to less than one thousand.

72	PIMCO REAL RETURN FUND

March 31, 2018

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The transaction costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2018, were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$25,508,974	$24,042,461	$1,945,342	$1,158,978

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Year Ended 03/31/2018				Year Ended 03/31/2017
	Shares		Amount		Shares	Amount

Receipts for shares sold
Institutional Class	170,242		$1,870,748		255,668	$2,822,169
Class P	50,565		555,808		73,005	804,927
Administrative Class	12,163		133,676		15,399	169,811
Class D	8,628		94,931		14,384	158,434
Class A	98,919	(a)	1,081,831	(a)	35,312	389,357
Class C	1,511		16,610		3,834	42,219
Class R	4,642		51,010		6,973	76,891

ANNUAL REPORT	MARCH 31, 2018	73

Notes to Financial Statements (Cont.)

	Year Ended 03/31/2018				Year Ended 03/31/2017
	Shares		Amount		Shares	Amount

Issued as reinvestment of distributions
Institutional Class	13,619		$149,632		7,790	$86,027
Class P	2,655		29,166		878	9,700
Administrative Class	998		10,965		631	6,968
Class D	1,019		11,206		715	7,891
Class A	3,001		32,964		1,513	16,697
Class C	482		5,299		272	3,000
Class R	468		5,146		226	2,497

Cost of shares redeemed
Institutional Class	(207,484)		(2,278,073)		(208,785)	(2,299,606)
Class P	(32,022)		(351,642)		(22,584)	(249,024)
Administrative Class	(21,564)		(237,191)		(23,785)	(262,458)
Class D	(73,479	)(a)	(801,898	)(a)	(33,676)	(373,418)
Class A	(50,594)		(555,833)		(55,255)	(609,754)
Class C	(31,848)		(350,951)		(16,489)	(181,786)
Class R	(7,911)		(86,924)		(9,436)	(104,137)
Net increase (decrease) resulting from Fund share transactions	(55,990)		$(613,520)		46,590	$516,405
†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	On March 23, 2018, 48,575 Class D shares in the amount of $528,109 converted into Class A shares of the Fund.

14. REGULATORY AND LITIGATION MATTERS

The Fund is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Fund’s tax positions for all open tax years. As of March 31, 2018, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

74	PIMCO REAL RETURN FUND

March 31, 2018

As of March 31, 2018, the components of distributable taxable earnings are as follows (amounts in thousands†):

PIMCO Real Return Fund

Undistributed Ordinary Income(1)	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(2)	Other Book-to-Tax Accounting Differences(3)	Accumulated Capital Losses(4)	Qualified Late-Year Loss Deferral — Capital(5)	Qualified Late-Year Loss Deferral — Ordinary(6)
$62,628	$0	$(45,118)	$(1,947)	$(392,617)	$0	$0
†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Includes undistributed short-term capital gains, if any.
(2)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on swap contracts, treasury inflation protected securities (TIPS), sale/buyback transactions, straddle loss deferrals, and Lehman Securities.

(3)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for distributions payable at fiscal year-end.
(4)	Capital losses available to offset future net capital gains expire in varying amounts as shown below.
(5)	Capital losses realized during the period November 1, 2017 through March 31, 2018 which the Fund elected to defer to the following taxable year pursuant to income tax regulations.
(6)	Specified losses realized during the period November 1, 2017 through March 31, 2018 which the Fund elected to defer to the following taxable year pursuant to income tax regulations.

Under the Regulated Investment Company Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law. As of March 31, 2018, the Fund had the following post-effective capital losses with no expiration (amounts in thousands†):

PIMCO Real Return Fund

Short-Term	Long-Term
$124,672	$267,945
†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of March 31, 2018, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

PIMCO Real Return Fund

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(7)
$16,168,054	$246,601	$(293,277)	$(46,676)
†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)

Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) on investments are attributable to open wash sale loss deferrals, treasury inflation protected securities (TIPS), sale/buyback transactions, Lehman securities, unrealized gain or loss on certain futures, options and forward contracts, straddle loss deferrals, and realized and unrealized gain (loss) swap contracts.

ANNUAL REPORT	MARCH 31, 2018	75

Notes to Financial Statements (Cont.)

March 31, 2018

For the fiscal years ended March 31, 2018 and March 31, 2017, respectively, the Fund made the following tax basis distributions (amounts in thousands†):

PIMCO Real Return Fund

March 31, 2018			March 31, 2017

Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)
$261,018	$0	$0	$142,238	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)	Includes short-term capital gains distributed, if any.
(9)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

16. SUBSEQUENT EVENTS

On February 13, 2018, the Board approved a proposal to change the name of Class P for all Funds of the Trust that offer such class to I-2. The name change occurred on April 27, 2018.

There were no other subsequent events identified that require recognition or disclosure.

76	PIMCO REAL RETURN FUND

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Funds and Shareholders of PIMCO Real Return Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of PIMCO Real Return Fund (one of the funds constituting PIMCO Funds, referred to hereafter as the “Fund”) as of March 31, 2018, the related statements of operations and cash flows for the year ended March 31, 2018, the statement of changes in net assets for each of the two years in the period ended March 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2018, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2018 and the financial highlights for each of the five years in the period ended March 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Kansas City, Missouri

May 24, 2018

We have served as the auditor of one or more investment companies in PIMCO Funds since 1987.

ANNUAL REPORT	MARCH 31, 2018	77

Glossary: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
BOA	Bank of America N.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.
BOM	Bank of Montreal	JPM	JP Morgan Chase Bank N.A.
BOS	Banc of America Securities LLC	JPS	JP Morgan Securities, Inc.
BPG	BNP Paribas Securities Corp.	MEI	Merrill Lynch International
BPS	BNP Paribas S.A.	MSB	Morgan Stanley Bank, N.A
BRC	Barclays Bank PLC	MYC	Morgan Stanley Capital Services, Inc.
BSN	Bank of Nova Scotia	NGF	Nomura Global Financial Products, Inc.
CBK	Citibank N.A.	RBC	Royal Bank of Canada
CIB	Canadian Imperial Bank of Commerce	RCY	Royal Bank of Canada
DBL	Deutsche Bank AG London	RYL	Royal Bank of Scotland Group PLC
DUB	Deutsche Bank AG	SCX	Standard Chartered Bank
FAR	Wells Fargo Bank National Association	SOG	Societe Generale
FBF	Credit Suisse International	SSB	State Street Bank and Trust Co.
FICC	Fixed Income Clearing Corporation	TDM	TD Securities (USA) LLC
GLM	Goldman Sachs Bank USA	TOR	Toronto Dominion Bank
GRE	RBS Securities, Inc.	UAG	UBS AG Stamford
GST	Goldman Sachs International	UBS	UBS Securities LLC
HUS	HSBC Bank USA N.A.

Currency Abbreviations:
ARS	Argentine Peso	INR	Indian Rupee
AUD	Australian Dollar	JPY	Japanese Yen
BRL	Brazilian Real	KRW	South Korean Won
CAD	Canadian Dollar	MXN	Mexican Peso
CHF	Swiss Franc	NZD	New Zealand Dollar
CNH	Chinese Renminbi (Offshore)	PHP	Philippine Peso
COP	Colombian Peso	PLN	Polish Zloty
CZK	Czech Koruna	RUB	Russian Ruble
DKK	Danish Krone	THB	Thai Baht
EUR	Euro	TRY	Turkish New Lira
GBP	British Pound	TWD	Taiwanese Dollar
IDR	Indonesian Rupiah	USD (or $)	United States Dollar
ILS	Israeli Shekel	ZAR	South African Rand

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:
12MTA	12 Month Treasury Average	EUR006M	6 Month EUR Swap Rate
BADLARPP	Argentina Badlar Floating Rate Notes	FRCPXTOB	France Consumer Price ex-Tobacco Index
BP0003M	3 Month GBP-LIBOR	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate
CDX.HY	Credit Derivatives Index - High Yield	LIBOR01M	1 Month USD-LIBOR
CDX.IG	Credit Derivatives Index - Investment Grade	LIBOR03M	3 Month USD-LIBOR
CMBX	Commercial Mortgage-Backed Index	UKRPI	United Kingdom Retail Prices Index
COF 11	Cost of Funds - 11th District of San Francisco	US0001M	1 Month USD Swap Rate
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	US0003M	3 Month USD Swap Rate
CPTFEMU	Eurozone HICP ex-Tobacco Index	US0006M	6 Month USD Swap Rate
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	US0012M	12 Month USD Swap Rate
EUR003M	3 Month EUR Swap Rate

78	PIMCO REAL RETURN FUND

(Unaudited)

Other Abbreviations:
ABS	Asset-Backed Security	LIBOR	London Interbank Offered Rate
ALT	Alternate Loan Trust	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.
BBR	Bank Bill Rate	OAT	Obligations Assimilables du Trésor
BTP	Buoni del Tesoro Poliennali	OIS	Overnight Index Swap
CDO	Collateralized Debt Obligation	TBA	To-Be-Announced
CLO	Collateralized Loan Obligation	TELBOR	Tel Aviv Inter-Bank Offered Rate
DAC	Designated Activity Company	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
EONIA	Euro OverNight Index Average	YOY	Year-Over-Year

ANNUAL REPORT	MARCH 31, 2018	79

Federal Income Tax Information

(Unaudited)

As required by the Internal Revenue Code ("Code") and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Fund's fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction.  Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund's dividend distribution that qualifies under tax law. The percentage of the following Fund's Fiscal 2018 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below:

Qualified Dividend Income.  Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the "Act"), the following percentage of ordinary dividends paid during the fiscal year ended March 31, 2018 was designated as 'qualified dividend income' as defined in the Act subject to reduced tax rates in 2018:

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only).  Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2018 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2018 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

PIMCO Real Return Fund

Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s†)	Qualified Short-Term Capital Gain (000s†)

0.00%	0.00%	$261,017	$0
†	A zero balance may reflect actual amounts rounding to less than one thousand.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2019, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2018.

80	PIMCO REAL RETURN FUND

Management of the Trust

(Unaudited)

The charts below identify the Trustees and executive officers of the Trust. Unless otherwise indicated, the address of all persons below is 650 Newport Center Drive, Newport Beach, CA 92660.

The Funds’ Statement of Additional Information includes more information about the Trustees and Officers. To request a free copy, call PIMCO at (888) 87-PIMCO or visit the Funds’ website at www.pimco.com.

Name, Year of Birth and Position Held with Trust*	Term of Office and Length of Time Served†	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Public Company and Investment Company Directorships Held by Trustee During the Past 5 Years
Interested Trustees[1]
Brent R. Harris (1959) Chairman of the Board and Trustee	02/1992 to present	Managing Director, PIMCO. Formerly, member of Executive Committee, PIMCO.	162	Chairman and Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT; Director, StocksPLUS® Management, Inc; and member of Board of Governors, Investment Company Institute.
Peter G. Strelow (1970) Trustee	05/2017 to present	Managing Director and Co-Chief Operating Officer, PIMCO. Formerly, Chief Administrative Officer, PIMCO.	141	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust.
Independent Trustees
George E. Borst (1948) Trustee	04/2015 to present	Executive Advisor, McKinsey & Company (since 10/14); Formerly, Executive Advisor, Toyota Financial Services (10/13-12/14); and CEO, Toyota Financial Services (1/01-9/13).	141	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust; Director, MarineMax Inc.
Jennifer Holden Dunbar (1963) Trustee	04/2015 to present	Managing Director, Dunbar Partners, LLC (business consulting and investments). Formerly, Partner, Leonard Green & Partners, L.P.	162	Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT; Director, PS Business Parks; Director, Big 5 Sporting Goods Corporation.
Kym M. Hubbard (1957) Trustee	02/2017 to present	Formerly, Global Head of Investments, Chief Investment Officer and Treasurer, Ernst & Young.	141	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust; Director, State Auto Financial Corporation.
Gary F. Kennedy (1955) Trustee	04/2015 to present	Formerly, Senior Vice President, General Counsel and Chief Compliance Officer, American Airlines and AMR Corporation (now American Airlines Group) (1/03-1/14).	141	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust.
Peter B. McCarthy (1950) Trustee	04/2015 to present	Formerly, Assistant Secretary and Chief Financial Officer, United States Department of Treasury; Deputy Managing Director, Institute of International Finance.	162	Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.
Ronald C. Parker (1951) Lead Independent Trustee	07/2009 to present Lead Independent Trustee - 02/2017 to present	Director of Roseburg Forest Products Company. Formerly, Chairman of the Board, The Ford Family Foundation; and President, Chief Executive Officer, Hampton Affiliates (forestry products).	162	Lead Independent Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust; Trustee, PIMCO Equity Series and PIMCO Equity Series VIT.

*	Unless otherwise noted, the information for the individuals listed is as of March 31, 2018.
[1]	Mr. Harris and Mr. Strelow are “interested persons” of the Trust (as that term is defined in the 1940 Act) because of their affiliations with PIMCO.
†	Trustees serve until their successors are duly elected and qualified.

ANNUAL REPORT	MARCH 31, 2018	81

Management of the Trust (Cont.)

Executive Officers

Name, Year of Birth and Position Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years*
Peter G. Strelow (1970) President	01/2015 to present Senior Vice President 11/2013 to 01/2015 Vice President 05/2008 to 11/2013	Managing Director and Co-Chief Operating Officer, PIMCO. President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Chief Administrative Officer, PIMCO.
David C. Flattum (1964) Chief Legal Officer	11/2006 to present	Managing Director and General Counsel, PIMCO. Chief Legal Officer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Formerly, Managing Director, Chief Operating Officer and General Counsel, Allianz Asset Management of America L.P.
Jennifer E. Durham (1970) Chief Compliance Officer	07/2004 to present	Managing Director and Chief Compliance Officer, PIMCO. Chief Compliance Officer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.
Brent R. Harris (1959) Senior Vice President	01/2015 to present President 03/2009 to 01/2015	Managing Director, PIMCO. Senior Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Formerly, member of Executive Committee, PIMCO.
Joshua D. Ratner (1976)** Vice President - Senior Counsel, Secretary	11/2013 to present Assistant Secretary 10/2007 to 01/2011	Executive Vice President and Deputy General Counsel, PIMCO. Chief Legal Officer, PIMCO Investments LLC. Vice President - Senior Counsel, Secretary, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Vice President, Secretary and Chief Legal Officer, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.
Ryan G. Leshaw (1980) Assistant Secretary	05/2012 to present	Senior Vice President and Senior Counsel, PIMCO. Assistant Secretary, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Associate, Willkie Farr & Gallagher LLP.
Wu-Kwan Kit (1981) Assistant Secretary	08/2017 to present	Vice President and Counsel, PIMCO. Assistant Secretary, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Assistant General Counsel, VanEck Associates Corp.
Stacie D. Anctil (1969) Vice President	05/2015 to present Assistant Treasurer 11/2003 to 05/2015	Executive Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.
William G. Galipeau (1974) Vice President	11/2013 to present	Executive Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.
Eric D. Johnson (1970)** Vice President	05/2011 to present	Executive Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.
Henrik P. Larsen (1970) Vice President	02/1999 to present	Senior Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.
Bijal Y. Parikh (1978) Vice President	02/2017 to present	Senior Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.
Greggory S. Wolf (1970) Vice President	05/2011 to present	Senior Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.
Trent W. Walker (1974) Treasurer	11/2013 to present Assistant Treasurer 05/2007 to 11/2013	Executive Vice President, PIMCO. Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.

82	PIMCO REAL RETURN FUND

(Unaudited)

Name, Year of Birth and Position Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years*
Erik C. Brown (1967) Assistant Treasurer	02/2001 to present	Executive Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.
Colleen D. Miller (1980)** Assistant Treasurer	02/2017 to present	Senior Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Vice President Cohen & Steers Capital Management.
Christopher M. Morin (1980) Assistant Treasurer	08/2016 to present	Senior Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.
Jason J. Nagler (1982)** Assistant Treasurer	05/2015 to present	Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Head of Mutual Fund Reporting, GMO and Assistant Treasurer, GMO Trust and GMO Series Trust Funds.

*

The term “PIMCO-Sponsored Closed-End Funds” as used herein includes: PIMCO California Municipal Income Fund, PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III, PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO New York Municipal Income Fund, PIMCO New York Municipal Income Fund II, PIMCO New York Municipal Income Fund III, PCM Fund Inc., PIMCO Corporate & Income Opportunity Fund, PIMCO Corporate & Income Strategy Fund, PIMCO Dynamic Credit and Mortgage Income Fund, PIMCO Dynamic Income Fund, PIMCO Global StocksPLUS® & Income Fund, PIMCO High Income Fund, PIMCO Income Opportunity Fund, PIMCO Income Strategy Fund, PIMCO Income Strategy Fund II and PIMCO Strategic Income Fund, Inc.; the term “PIMCO-Sponsored Interval Funds” as used herein includes: PIMCO Flexible Credit Income Fund and PIMCO Flexible Municipal Income Fund.

**	The address of these officers is Pacific Investment Management Company LLC, 1633 Broadway, New York, New York 10019.

ANNUAL REPORT	MARCH 31, 2018	83

Privacy Policy1

The Funds2,3 consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ non-public personal information. The Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers or sub-advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial advisor or consultant, and/or from information captured on applicable websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any non-public personal information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Funds or their affiliates may also retain non-affiliated companies to market Fund shares or products which use Fund shares and enter into joint marketing arrangements with them and other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm and/or financial advisor or consultant.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal or account information to non-affiliated third parties in limited circumstances where the Funds believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to protect their rights or property, or upon reasonable request by any fund advised by PIMCO in which a shareholder has invested. In addition, the Funds may disclose information about a shareholder or a shareholder’s accounts to a non-affiliated third party at the shareholder’s request or with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing shareholders’ accounts, and subject to applicable law may provide shareholders with information about products and services that the Funds or their Advisers, distributors or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds may share may include, for example, a shareholder’s participation in the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), information about the Funds’ experiences or transactions with a shareholder, information captured on applicable websites, or other data about a shareholder’s accounts, subject

84	PIMCO REAL RETURN FUND

(Unaudited)

to applicable law. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have implemented procedures that are designed to restrict access to a shareholder’s non-public personal information to internal personnel who need to know that information to perform their jobs, such as servicing shareholder accounts or notifying shareholders of new products or services. Physical, electronic and procedural safeguards are in place to guard a shareholder’s non-public personal information.

Information Collected from Websites

Websites maintained by the Funds or their service providers may use a variety of technologies to collect information that help the Funds and their service providers understand how the website is used. Information collected from your web browser (including small files stored on your device that are commonly referred to as “cookies”) allow the websites to recognize your web browser and help to personalize and improve your user experience and enhance navigation of the website. In addition, the Funds or their Service Affiliates may use third parties to place advertisements for the Funds on other websites, including banner advertisements. Such third parties may collect anonymous information through the use of cookies or action tags (such as web beacons). The information these third parties collect is generally limited to technical and web navigation information, such as your IP address, web pages visited and browser type, and does not include personally identifiable information such as name, address, phone number or email address. If you are a registered user of the Funds’ website, the Funds or their service providers or third party firms engaged by the Funds or their service providers may collect or share information submitted by you, which may include personally identifiable information. This information can be useful to the Funds when assessing and offering services and website features. You can change your cookie preferences by changing the setting on your web browser to delete or reject cookies. If you delete or reject cookies, some website pages may not function properly. The Funds do not look for web browser “do not track” requests.

Changes to the Privacy Policy

From time to time, the Funds may update or revise this privacy policy. If there are changes to the terms of this privacy policy, documents containing the revised policy on the relevant website will be updated.

1 Amended as of February 14, 2017.

2 PIMCO Investments LLC (“PI”) serves as the Funds’ distributor. This Privacy Policy applies to the activities of PI to the extent that PI regularly effects or engages in transactions with or for a Fund shareholder who is the record owner of such shares. For purposes of this Privacy Policy, references to “the Funds” shall include PI when acting in this capacity.

3 When distributing this Policy, a Fund may combine the distribution with any similar distribution of its investment adviser’s privacy policy. The distributed, combined policy may be written in the first person (i.e., by using “we” instead of “the Funds”).

ANNUAL REPORT	MARCH 31, 2018	85

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

DST Asset Manager Solutions, Inc.

Institutional Class, Class P, Administrative Class

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

DST Asset Manager Solutions, Inc.

Class A, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PF3015AR_033118

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics (the “Code”) that applies to the Registrant’s principal executive officer and principal financial officer. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the principal executive officer or principal financial officer during the period covered by this report.

A copy of the Code is included as an exhibit to this report.

Item 3.	Audit Committee Financial Expert.

(a)	The Board of Trustees has determined that Ronald C. Parker, who serves on the Board’s audit committee, qualifies as an “audit committee financial expert” as such term is defined in the instructions to this Item 3. The Board has also determined that Mr. Parker is “independent” as such term is interpreted under this Item 3.

Item 4.	Principal Accountant Fees and Services.

(a)	Fiscal Year Ended	Audit Fees

	March 31, 2018	$5,587,383
	March 31, 2017	$5,028,683

(b)	Fiscal Year Ended	Audit-Related Fees(1)

	March 31, 2018	$25,000
	March 31, 2017	$25,000

(c)	Fiscal Year Ended	Tax Fees

	March 31, 2018	$ 8,000
	March 31, 2017	$ 4,000

(d)	Fiscal Year Ended	All Other Fees (2)

	March 31, 2018	$—
	March 31, 2017	$—

“Audit Fees” represents aggregate fees billed for each of the last two fiscal years for professional services rendered for the audit of the PIMCO Funds (the “Trust” or “Registrant”) annual financial statements or services that are normally provided by the accountant in connection with statutory or regulatory filings or engagements for those fiscal years.

“Audit-Related Fees” represents aggregate fees billed for each of the last two fiscal years for assurance and related services reasonably related to the performance of the audit of the Trust’s annual financial statements for those years.

“Tax Fees” represents aggregate fees billed for each of the last two fiscal years for professional services related to tax compliance, tax advice and tax planning, including review of federal and state income tax returns, review of excise tax distribution requirements and preparation of excise tax returns.

“All Other Fees” represents aggregate fees, if any, billed for other products and services rendered by the principal accountant to the Trust for the last two fiscal years.

(1)	Includes aggregate fees billed for review of the Registrant’s semi-annual reports to shareholders related to fair value securities held by the Trust.
(2)	There were no “All Other Fees” for the last two fiscal years.

(e)	Pre-approval policies and procedures

(1) The Registrant’s Audit Committee has adopted pre-approval policies and procedures (the “Procedures”) to govern the Audit Committee’s pre-approval of (i) all audit services and permissible non-audit services to be provided to the Registrant by its independent accountant, and (ii) all permissible non-audit services to be provided by such independent accountant to the Registrant’s investment adviser and to any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant (collectively, the “Service Affiliates”) if the services provided directly relate to the Registrant’s operations and financial reporting. In accordance with the Procedures, the Audit Committee is responsible for the engagement of the independent accountant to certify the Registrant’s financial statements for each fiscal year. With respect to the pre-approval of non-audit services provided to the Registrant and its Service Affiliates, the Procedures provide that the Audit Committee may annually pre-approve a list of types or categories of non-audit services that may be provided to the Registrant or its Service Affiliates, or the Audit Committee may pre-approve such services on a project-by-project basis as they arise. Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent accountant. The Procedures also permit the Audit Committee to delegate authority to one or more of its members to pre-approve any proposed non-audit services that have not been previously pre-approved by the Audit Committee, subject to the ratification by the full Audit Committee no later than its next scheduled meeting.

(2) With respect to the services described in paragraphs (b) through (d) of this Item 4, no amount was approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

	Aggregate Non-Audit Fees Billed to Entity
Entity	March 31, 2018	March 31, 2017
PIMCO Funds	$33,000	$29,000
Pacific Investment Management Company LLC (“PIMCO”)	8,586,004	6,824,659

Totals	$8,619,004	$6,853,659

(h)	The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant which were not pre-approved (not requiring pre-approval) is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The audit committee is comprised of:

George E. Borst

Jennifer Holden Dunbar

Kym M. Hubbard

Gary F. Kennedy

Peter B. McCarthy

Ronald C. Parker

Item 6.	Schedule of Investments.

The information required by this Item 6 (except with respect to the PIMCO Total Return Fund and PIMCO Income Fund) is included as part of the annual reports to shareholders filed under Item 1 of this Form N-CSR.

Please note that the Registrant has included a summary schedule of portfolio securities of the PIMCO Income Fund in its annual report to shareholders, a copy of which is included under Item 1, for this reporting period. The PIMCO Income Fund’s complete schedule of investments in securities of unaffiliated issuers as of the close of this period as set forth in Section 210.12-12 of Regulation S-X is set forth below:

Schedule of Investments PIMCO Income Fund

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 115.7%
LOAN PARTICIPATIONS AND ASSIGNMENTS 2.7%
Accudyne Industries LLC
5.127% (LIBOR03M + 3.250%) due 08/18/2024 ~		$9,453	$9,512
Air Medical Group Holdings, Inc.
6.015% (LIBOR03M + 4.250%) due 09/07/2024 ~		12,668	12,801
Almonde, Inc.
5.484% (LIBOR03M + 3.500%) due 06/13/2024 ~		199	199
Alphabet Holding Co., Inc.
5.377% (LIBOR03M + 3.500%) due 09/26/2024 ~		7,890	7,358
Altice Financing S.A.
4.470% (LIBOR03M + 2.750%) due 01/31/2026 ~		9,825	9,663
Altran Technologies S.A.
TBD% due 01/17/2025	EUR	36,900	45,423
American Builders & Contractors Supply Co., Inc.
4.377% (LIBOR03M + 2.500%) due 10/31/2023 ~		$46,388	46,556
Ancestry.com Operations, Inc.
5.130% (LIBOR03M + 3.250%) due 10/19/2023 ~		21,418	21,546
Aramark Services, Inc.
3.877% (LIBOR03M + 2.000%) due 03/11/2025 ~		10,175	10,272
Avantor, Inc.
5.877% (LIBOR03M + 4.000%) due 11/21/2024 ~		15,561	15,743
Avolon Holdings Ltd.
3.572% (LIBOR03M + 1.750%) due 09/30/2020 ~		8,551	8,559
Avolon Holdings Ltd. SARL
4.072% (LIBOR03M + 2.250%) due 04/03/2022 ~		85,192	85,364
AWAS Aviation Capital Ltd.
4.870% due 10/03/2021 «(m)		33,758	34,019
B.C. Unlimited Liability Co.
4.127% - 4.552% (LIBOR03M + 2.250%) due 02/16/2024 ~		10,972	10,998
Barracuda Networks, Inc.
5.061% (LIBOR03M + 3.250%) due 02/12/2025 ~		2,790	2,805
Beacon Roofing Supply, Inc.
3.936% (LIBOR03M + 2.250%) due 01/02/2025 ~		6,550	6,590
BMC Software Finance, Inc.
TBD% due 09/10/2022 ~		3,421	3,440
BWAY Holding Co.
4.958% (LIBOR03M + 3.250%) due 04/03/2024 ~		9,721	9,781
Caesars Entertainment Operating Co.
4.377% (LIBOR03M + 2.500%) due 10/06/2024 ~		15,661	15,771

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Caesars Resort Collection LLC
4.627% (LIBOR03M + 2.750%) due 12/22/2024 ~		$70,523	$71,084
California Resources Corp.
6.572% (LIBOR03M + 4.750%) due 12/31/2022 ~		7,600	7,747
Camelot UK Holdco Ltd.
5.127% (LIBOR03M + 3.250%) due 10/03/2023 ~		5,910	5,954
Castlelake Aircraft Securitization Trust
3.967% due 07/12/2024 «		67,422	67,695
Centene Corp.
TBD% due 09/13/2018		345,400	345,400
CenturyLink, Inc.
4.627% (LIBOR03M + 2.750%) due 01/31/2025 ~		145,635	143,587
CH Hold Corp.
4.877% (LIBOR03M + 3.000%) due 02/01/2024 ~		3,504	3,531
Charter Communications Operating LLC
3.880% (LIBOR03M + 2.000%) due 04/30/2025 ~		11,077	11,129
CityCenter Holdings LLC
4.377% (LIBOR03M + 2.500%) due 04/18/2024 ~		6,054	6,089
Community Health Systems, Inc.
TBD% due 01/27/2021 ~		35,462	34,159
Core & Main LP
5.006% - 5.211% (LIBOR03M + 3.000%) due 08/01/2024 ~		5,823	5,853
Cortes NP Acquisition Corp.
5.670% (LIBOR03M + 4.000%) due 11/30/2023 «~		8,121	8,187
Crown Americas LLC
TBD% due 01/29/2025		9,200	9,291
Crown Holdings, Inc.
TBD% due 01/18/2025	EUR	5,400	6,699
CSC Holdings LLC
4.277% (LIBOR03M + 2.500%) due 01/25/2026 ~		$15,900	15,922
DaVita HealthCare Partners, Inc.
4.627% (LIBOR03M + 2.750%) due 06/24/2021 ~		23,087	23,319
Dell, Inc.
3.880% (LIBOR03M + 2.000%) due 09/07/2023 ~		7,418	7,434
Delos Finance SARL
4.052% (LIBOR03M + 1.750%) due 10/06/2023 ~		28,357	28,513
Diamond (BC) BV
3.250% (EUR003M + 3.250%) due 09/06/2024 ~	EUR	5,337	6,538
Diamond Resorts Corp.
6.377% (LIBOR03M + 4.500%) due 08/11/2023 ~		$34,574	34,840
Diaverum Holding SARL
3.250% (EUR003M + 3.250%) due 07/04/2024 ~	EUR	1,500	1,825
Drillship Kithira Owners, Inc.
TBD% due 09/20/2024		$15,900	16,546
Endo Luxembourg Finance Co. SARL
6.188% (LIBOR03M + 4.250%) due 04/29/2024 ~		24,465	24,492
FCA U.S. LLC
3.860% (LIBOR03M + 2.000%) due 12/31/2018 ~		13,747	13,799
Gardner Denver, Inc.
5.052% (LIBOR03M + 2.750%) due 07/30/2024 ~		102	103
Gartner, Inc.
3.877% (LIBOR03M + 2.000%) due 04/05/2024 ~		3,289	3,313

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Genworth Financial, Inc.
6.202% (LIBOR03M + 4.500%) due 02/22/2023 ~		$3,630	$3,694
Grifols Worldwide Operations USA, Inc.
3.986% (LIBOR03M + 2.250%) due 01/31/2025 ~		3,420	3,436
HCA, Inc.
3.877% (LIBOR03M + 2.000%) due 03/07/2025 ~		10,666	10,757
HD Supply, Inc.
4.802% (LIBOR03M + 2.500%) due 10/17/2023 ~		7,012	7,067
Hilton Worldwide Finance LLC
3.872% (LIBOR03M + 2.000%) due 10/25/2023 ~		170,785	171,911
iHeartCommunications, Inc.
TBD% due 01/30/2019 ^(e)		293,511	234,625
Ineos U.S. Finance LLC
2.500% (EUR003M + 2.000%) due 03/31/2024 ~	EUR	57,456	70,553
Intelsat Jackson Holdings S.A.
5.706% (LIBOR03M + 3.750%) due 11/27/2023 ~		$11,686	11,708
IRB Holding Corp.
4.936% (LIBOR03M + 3.250%) due 02/05/2025 ~		7,400	7,485
Kinetic Concepts, Inc.
5.552% (LIBOR03M + 3.250%) due 02/02/2024 ~		6,898	6,938
Klockner-Pentaplast of America, Inc.
4.750% (EUR003M + 4.750%) due 06/30/2022 ~	EUR	5,400	6,426
Las Vegas Sands LLC
3.627% (LIBOR03M + 1.750%) due 03/29/2024 ~		$8,477	8,506
Meredith Corp.
4.877% (LIBOR03M + 3.000%) due 01/31/2025 ~		5,700	5,741
MGM Growth Properties Operating Partnership LP
3.877% (LIBOR03M + 2.000%) due 04/25/2023 ~		37,697	37,825
MH Sub LLC
5.527% (LIBOR03M + 3.750%) due 09/13/2024 ~		17,107	17,145
Mission Broadcasting, Inc.
4.164% (LIBOR03M + 2.500%) due 01/17/2024 ~		1,825	1,833
Multi Color Corp.
4.127% (LIBOR03M + 2.250%) due 10/31/2024 ~		2,659	2,677
Nexstar Broadcasting, Inc.
4.164% (LIBOR03M + 2.500%) due 01/17/2024 ~		14,175	14,238
Nielsen Finance LLC
3.718% (LIBOR03M + 2.000%) due 10/04/2023 ~		26,633	26,747

4	See Accompanying Notes

March 31, 2018

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Numericable Group S.A.
3.000% (EUR003M + 3.000%) due 07/31/2025 ~	EUR	9,950	$11,798
4.720% (LIBOR03M + 3.000%) due 01/31/2026 ~		$18,005	17,474
Parexel International Corp.
4.627% (LIBOR03M + 2.750%) due 09/27/2024 ~		7,562	7,573
Petrobras Netherlands BV
TBD% due 02/01/2025 «		37,000	36,802
Ply Gem Industries, Inc.
TBD% due 03/01/2019		57,800	57,800
TBD% due 03/28/2025 «		32,000	31,840
Post Holdings, Inc.
3.880% (LIBOR03M + 2.000%) due 05/24/2024 ~		9,022	9,052
Presidential City
5.718% (LIBOR03M + 4.000%) due 02/08/2025 «~(m)		30,000	30,000
Prestige Brands, Inc.
3.877% (LIBOR03M + 2.000%) due 01/26/2024 ~		1,004	1,011
Reynolds Group Holdings, Inc.
4.627% (LIBOR03M + 2.750%) due 02/05/2023 ~		6,038	6,076
Rise Ltd.
4.750% due 01/31/2021 «~(m)		2,768	2,768
RPI Finance Trust
4.302% (LIBOR03M + 2.000%) due 03/27/2023 ~		13,205	13,279
Sequa Mezzanine Holdings LLC
7.071% (LIBOR03M + 5.000%) due 11/28/2021 ~		39,849	40,222
10.752% (LIBOR03M + 9.000%) due 04/28/2022 ~		14,440	14,729
Serta Simmons Bedding LLC
5.195% - 5.291% (LIBOR03M + 3.500%) due 11/08/2023 ~		5,148	4,707
Sigma Bidco BV
TBD% due 03/06/2025	EUR	48,800	59,499
Sinclair Broadcast Group, Inc.
TBD% due 12/12/2024		$58,300	58,671
Sprint Communications, Inc.
4.438% (LIBOR03M + 2.500%) due 02/02/2024 ~		53,856	53,932
SS&C Technologies, Inc.
TBD% due 02/28/2025		90,982	91,558
State of Rio de Janeiro
6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~		86,984	87,096
Syniverse Holdings, Inc.
6.718% (LIBOR03M + 5.000%) due 03/09/2023 ~		7,770	7,873
Techem GmbH
3.000% (EUR003M + 3.000%) due 10/02/2024 ~	EUR	26,500	32,651
TerraForm Power Operating LLC
4.627% (LIBOR03M + 2.750%) due 11/08/2022 ~		$1,895	1,906
TEX Operations Co. LLC
4.377% (LIBOR03M + 2.500%) due 08/04/2023 ~		15,940	16,047

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Traverse Midstream Partners LLC
5.850% (LIBOR03M + 4.000%) due 09/27/2024 ~		$3,406	$3,431
Tronox Blocked Borrower LLC
5.302% (LIBOR03M + 3.000%) due 09/22/2024 ~		2,186	2,208
Tronox Finance LLC
5.302% (LIBOR03M + 3.000%) due 09/22/2024 ~		5,045	5,094
Unitymedia Finance LLC
4.027% (LIBOR03M + 2.250%) due 01/15/2026 ~		13,000	12,998
Unitymedia Hessen GmbH & Co. KG
2.750% (EUR003M + 2.750%) due 01/15/2027 ~	EUR	37,600	46,244
Univision Communications, Inc.
4.627% (LIBOR03M + 2.750%) due 03/15/2024 ~		$199,073	196,243
UPC Financing Partnership
4.277% (LIBOR03M + 2.500%) due 01/15/2026 ~		20,743	20,832
Valeant Pharmaceuticals International, Inc.
5.240% (LIBOR03M + 3.500%) due 04/01/2022 ~		16,962	17,163
Virgin Media Bristol LLC
4.277% (LIBOR03M + 2.500%) due 01/15/2026 ~		31,724	31,923
Virgin Media Investment Holdings Ltd.
3.748% due 01/15/2027	GBP	47,000	66,078
Vistra Operations Co. LLC
4.058% - 4.127% (LIBOR03M + 2.250%) due 12/14/2023 ~		$6,814	6,863
West Corp.
5.877% (LIBOR03M + 4.000%) due 10/10/2024 ~		3,368	3,399
Westmoreland Coal Co.
8.802% (LIBOR03M + 6.500%) due 12/16/2020 ~		7,992	2,937
Wyndham Hotels & Resorts, Inc.
TBD% due 03/28/2025 «		13,200	13,200

Total Loan Participations and Assignments (Cost $3,049,596)			3,031,738

CORPORATE BONDS & NOTES 17.9%
BANKING & FINANCE 10.9%
AerCap Ireland Capital DAC
3.750% due 05/15/2019		10,565	10,633
4.250% due 07/01/2020		5,200	5,294
4.500% due 05/15/2021		7,250	7,430
4.625% due 10/30/2020		22,430	23,098
5.000% due 10/01/2021		2,200	2,291
AGFC Capital Trust
3.472% (US0003M + 1.750%) due 01/15/2067 ~		70,600	37,771
AIA Group Ltd.
3.900% due 04/06/2028 (c)		13,200	13,339
Akelius Residential Property AB
3.375% due 09/23/2020	EUR	6,800	8,996
Alexandria Real Estate Equities, Inc.
4.600% due 04/01/2022		$13,000	13,551

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Ally Financial, Inc.
3.250% due 11/05/2018		$1,800	$1,805
3.500% due 01/27/2019		11,055	11,096
3.600% due 05/21/2018		158,140	158,338
3.750% due 11/18/2019		9,204	9,250
4.125% due 03/30/2020		20,690	20,819
4.250% due 04/15/2021		1,440	1,453
4.625% due 05/19/2022		3,105	3,159
4.750% due 09/10/2018		36,135	36,504
7.500% due 09/15/2020		1,190	1,290
8.000% due 03/15/2020		5,908	6,366
8.000% due 11/01/2031		22,849	27,990
Ambac Assurance Corp.
5.100% due 06/07/2020		197	262
Ambac LSNI LLC
6.811% due 02/12/2023 ~		10,442	10,572
American International Group, Inc.
4.200% due 04/01/2028		13,194	13,349
5.750% due 04/01/2048 •		25,894	26,295
American Tower Corp.
3.000% due 06/15/2023		20,746	20,053
3.300% due 02/15/2021		1,400	1,400
Annington Funding PLC
2.646% due 07/12/2025	GBP	9,900	13,797
Ardonagh Midco PLC
8.375% due 07/15/2023		33,600	48,555
Assurant, Inc.
4.200% due 09/27/2023		$10,382	10,447
Athene Global Funding
4.000% due 01/25/2022		9,580	9,701
Athene Holding Ltd.
4.125% due 01/12/2028		9,156	8,798
Avolon Holdings Funding Ltd.
5.500% due 01/15/2023		31,140	30,839
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 •(k)(l)	EUR	14,800	19,750
8.875% due 04/14/2021 •(k)(l)		14,400	21,016
9.000% due 05/09/2018 •(k)(l)		$6,800	6,844
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^(e)	EUR	6,600	2,477
Banco Santander S.A.
6.250% due 09/11/2021 •(k)		43,300	58,823
Banistmo S.A.
3.650% due 09/19/2022		$3,900	3,749
Bank of America Corp.
2.815% due 03/05/2024 ~		6,850	6,821
3.300% due 01/11/2023		3,500	3,493
3.419% due 12/20/2028 •		11,133	10,670
4.000% due 04/01/2024		38	39
4.100% due 07/24/2023		1,550	1,601
4.125% due 01/22/2024		3,300	3,398
4.382% due 10/21/2025 ~	MXN	118,000	8,048
5.875% due 03/15/2028 •(k)		$117,000	117,884
Bank of America N.A.
1.750% due 06/05/2018		27,600	27,564
Bank of Ireland
7.375% due 06/18/2020 •(k)(l)	EUR	6,650	9,078
Banque PSA Finance S.A.
5.750% due 04/04/2021		$200	212
Barclays Bank PLC
5.125% due 01/08/2020		5,500	5,683
7.625% due 11/21/2022 (l)		276,725	304,183
7.750% due 04/10/2023 •(l)		18,900	18,951
14.000% due 06/15/2019 •(k)	GBP	5,800	9,195

See Accompanying Notes	5

Schedule of Investments PIMCO Income Fund (Cont.)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Barclays PLC
3.125% due 01/17/2024	GBP	62,400	$88,893
3.250% due 01/17/2033		32,500	44,178
3.333% (US0003M + 1.625%) due 01/10/2023 ~		$22,000	22,552
3.650% due 03/16/2025		1,100	1,061
3.684% due 01/10/2023		12,900	12,798
4.337% due 01/10/2028		12,400	12,285
4.375% due 01/12/2026		58,600	58,760
5.875% due 09/15/2024 •(k)(l)	GBP	8,900	12,461
6.500% due 09/15/2019 •(k)(l)	EUR	98,590	129,158
7.000% due 09/15/2019 •(k)(l)	GBP	15,462	22,765
7.250% due 03/15/2023 •(k)(l)		16,235	24,407
7.875% due 09/15/2022 •(k)(l)		144,411	221,217
8.000% due 12/15/2020 •(k)(l)	EUR	130,600	183,286
8.250% due 12/15/2018 •(k)(l)		$39,084	40,429
BGC Partners, Inc.
5.125% due 05/27/2021		13,500	13,840
5.375% due 12/09/2019		51,850	53,676
Blackstone CQP Holdco LP
6.000% due 08/18/2021		31,700	31,938
6.500% due 03/20/2021		179,863	181,662
BNP Paribas S.A.
7.625% due 03/30/2021 •(k)(l)		19,400	20,879
Boston Properties LP
3.200% due 01/15/2025		11,960	11,556
BPCE S.A.
12.500% due 09/30/2019 •(k)		29,600	33,337
BRFkredit A/S
1.000% due 04/01/2018	DKK	62,170	10,261
1.000% due 10/01/2018		203,940	33,909
2.000% due 04/01/2018		37,120	6,127
2.000% due 10/01/2047		119,439	19,856
2.500% due 10/01/2047		45,635	7,864
Brighthouse Financial, Inc.
3.700% due 06/22/2027		$13,198	12,260
Brighthouse Holdings LLC
6.500% due 07/27/2037 (k)		5,245	5,822
Brixmor Operating Partnership LP
3.250% due 09/15/2023		8,200	7,924
Brookfield Finance, Inc.
3.900% due 01/25/2028		15,462	15,045
4.700% due 09/20/2047		32,740	31,827
Cantor Fitzgerald LP
7.875% due 10/15/2019		10,586	11,254
CBL & Associates LP
5.950% due 12/15/2026		15,322	12,907
Charles Schwab Corp.
5.000% due 12/01/2027 •(k)		20,000	19,568
CIT Group, Inc.
3.875% due 02/19/2019		7,960	8,018
4.125% due 03/09/2021		10,684	10,764
5.000% due 08/15/2022		1,930	1,981
5.250% due 03/07/2025		10,070	10,335
5.375% due 05/15/2020		8,700	8,994
5.500% due 02/15/2019		11,309	11,599
Citigroup, Inc.
2.498% (US0003M + 0.790%) due 01/10/2020 ~		48,200	48,494

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Co-operative Group Holdings Ltd.
6.875% due 07/08/2020	GBP	604	$925
7.500% due 07/08/2026		11,865	20,378
Cooperatieve Rabobank UA
5.500% due 06/29/2020 •(k)(l)	EUR	9,900	13,170
6.625% due 06/29/2021 •(k)(l)		600	842
Corp. Andina de Fomento
3.950% due 10/15/2021 (j)	MXN	60,093	3,224
Credit Agricole S.A.
7.500% due 06/23/2026 •(k)(l)	GBP	14,120	22,908
7.875% due 01/23/2024 •(k)(l)		$1,480	1,612
8.125% due 09/19/2033 •(l)		200	204
Credit Suisse AG
6.500% due 08/08/2023 (l)		52,792	57,516
Credit Suisse Group AG
3.574% due 01/09/2023		15,000	14,920
4.282% due 01/09/2028		13,450	13,482
7.500% due 12/11/2023 •(k)(l)		29,600	32,119
Credit Suisse Group Funding Guernsey Ltd.
3.450% due 04/16/2021		20,000	20,007
3.750% due 03/26/2025		250	244
3.800% due 09/15/2022		8,250	8,314
3.800% due 06/09/2023		6,450	6,467
4.024% (US0003M + 2.290%) due 04/16/2021 ~		7,500	7,880
4.550% due 04/17/2026		26,150	26,747
Crown Castle International Corp.
3.200% due 09/01/2024		10,874	10,436
3.650% due 09/01/2027		48,148	45,935
4.000% due 03/01/2027		6,306	6,208
CTR Partnership LP
5.250% due 06/01/2025		11,242	11,270
Deutsche Bank AG
2.500% due 02/13/2019		2,100	2,092
2.692% (US0003M + 0.970%) due 07/13/2020 ~		29,168	29,255
2.700% due 07/13/2020		28,956	28,354
3.150% due 01/22/2021		2,400	2,365
3.700% due 05/30/2024		13,800	13,334
3.721% (US0003M + 1.910%) due 05/10/2019 ~		2,090	2,119
3.950% due 02/27/2023		40,370	40,286
4.250% due 10/14/2021		419,344	426,188
Digital Realty Trust LP
3.700% due 08/15/2027		1,508	1,455
Discover Bank
3.350% due 02/06/2023		8,800	8,667
Emerald Bay S.A.
0.000% due 10/08/2020 (h)	EUR	79,281	91,628
Equinix, Inc.
2.875% due 03/15/2024		24,700	30,219
2.875% due 10/01/2025		3,350	3,981
2.875% due 02/01/2026		39,209	46,024
ERP Operating LP
3.250% due 08/01/2027		$4,527	4,376
3.500% due 03/01/2028		7,646	7,493
Essex Portfolio LP
3.375% due 04/15/2026		6,400	6,158
Eurobank Ergasias S.A.
2.750% due 11/02/2050	EUR	8,926	11,146
Ford Motor Credit Co. LLC
2.240% due 06/15/2018		$4,710	4,705
2.551% due 10/05/2018		2,200	2,199
2.597% due 11/04/2019		8,000	7,939
3.157% due 08/04/2020		5,452	5,426
5.000% due 05/15/2018		2,500	2,506
8.125% due 01/15/2020		885	959

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Fortress Transportation & Infrastructure Investors LLC
6.750% due 03/15/2022		$50,520	$51,404
Gateway Casinos & Entertainment Ltd.
5.000% due 03/12/2038 «	CAD	89,400	70,557
General Motors Financial Co., Inc.
2.650% due 04/13/2020		$53,900	53,267
3.150% due 01/15/2020		1,150	1,150
6.750% due 06/01/2018		2,200	2,215
Goldman Sachs Group, Inc.
5.750% due 01/24/2022		800	866
Goodman U.S. Finance Four LLC
4.500% due 10/15/2037		13,754	13,729
Goodman U.S. Finance Three LLC
3.700% due 03/15/2028		26,168	25,181
HBOS PLC
6.750% due 05/21/2018		16,800	16,888
High Street Funding Trust
4.111% due 02/15/2028		3,600	3,624
4.682% due 02/15/2048		3,100	3,213
Hospitality Properties Trust
5.000% due 08/15/2022		6,895	7,169
Host Hotels & Resorts LP
4.000% due 06/15/2025		3,070	3,026
6.000% due 10/01/2021		360	387
Howard Hughes Corp.
5.375% due 03/15/2025		38,517	38,132
HSBC Holdings PLC
3.262% due 03/13/2023 •		19,470	19,222
3.400% due 03/08/2021		39,300	39,492
3.600% due 05/25/2023		41,200	41,190
4.041% due 03/13/2028 •		17,580	17,576
4.287% (US0003M + 2.240%) due 03/08/2021 ~		49,844	52,378
4.300% due 03/08/2026		78,900	80,988
6.000% due 09/29/2023 •(k)(l)	EUR	3,825	5,408
6.250% due 03/23/2023 •(k)(l)		$50,200	50,953
6.500% due 03/23/2028 •(k)(l)		87,240	89,094
Hudson Pacific Properties LP
3.950% due 11/01/2027		5,427	5,208
Hunt Cos., Inc.
6.250% due 02/15/2026		4,594	4,446
ICICI Bank Ltd.
3.500% due 03/18/2020		7,750	7,752
International Lease Finance Corp.
3.875% due 04/15/2018		1,370	1,370
4.625% due 04/15/2021		2,500	2,585
5.875% due 04/01/2019		22,550	23,170
6.250% due 05/15/2019		31,122	32,197
7.125% due 09/01/2018		38,800	39,450
8.250% due 12/15/2020		45,258	50,525
8.625% due 01/15/2022		2,900	3,384
Intesa Sanpaolo SpA
7.000% due 01/19/2021 •(k)(l)	EUR	6,516	8,753
Iron Mountain, Inc.
5.250% due 03/15/2028		$1,244	1,177
iStar, Inc.
4.625% due 09/15/2020		2,107	2,115
5.250% due 09/15/2022		8,013	7,773
Jefferies Finance LLC
6.875% due 04/15/2022		3,300	3,284
7.250% due 08/15/2024		11,700	11,605
7.500% due 04/15/2021		3,600	3,659
Jefferies Group LLC
6.500% due 01/20/2043		28,300	31,442
Kennedy Wilson Europe Real Estate PLC
3.250% due 11/12/2025	EUR	2,800	3,532
Kennedy-Wilson, Inc.
5.875% due 04/01/2024		$12,160	12,114
Kookmin Bank
2.250% due 02/03/2021		36,400	35,344

6	See Accompanying Notes

March 31, 2018

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
KSA Sukuk Ltd.
2.894% due 04/20/2022		$120,600	$117,493
LeasePlan Corp. NV
2.875% due 01/22/2019		700	698
Life Storage LP
3.875% due 12/15/2027		4,616	4,452
Lloyds Bank PLC
12.000% due 12/16/2024 •(k)		9,670	12,203
Lloyds Banking Group PLC
4.375% due 03/22/2028		20,320	20,550
6.375% due 06/27/2020 •(k)(l)	EUR	3,200	4,260
7.000% due 06/27/2019 •(l)	GBP	37,442	55,123
7.500% due 06/27/2024 •(k)(l)		$4,424	4,806
7.625% due 06/27/2023 •(k)(l)	GBP	285,012	447,630
7.875% due 06/27/2029 •(k)		78,742	133,552
LoanCore Capital Markets LLC
6.875% due 06/01/2020		$1,000	1,013
MetLife, Inc.
5.875% due 03/15/2028 •(k)		46,200	47,066
MMcapS Funding Ltd.
2.576% (US0003M + 0.290%) due 12/26/2039 ~		27,176	25,151
2.786% (US0003M + 0.500%) due 12/26/2039 ~		10,100	7,575
National Australia Bank Ltd.
1.375% due 07/12/2019		400	393
National Bank of Greece S.A.
2.750% due 10/19/2050	EUR	7,500	9,453
Nationwide Building Society
3.766% due 03/08/2024 •		$50,400	50,299
4.302% due 03/08/2029 •		50,400	50,316
6.875% due 06/20/2019 •(k)(l)	GBP	4,500	6,590
10.250% due ~(k)		294	64,505
Navient Corp.
4.875% due 06/17/2019		$17,207	17,388
5.000% due 10/26/2020		4,750	4,792
5.500% due 01/15/2019		39,629	40,164
5.875% due 03/25/2021		22,682	23,277
6.500% due 06/15/2022		59,496	61,578
6.625% due 07/26/2021		5,722	5,965
7.250% due 01/25/2022		5,520	5,851
8.000% due 03/25/2020		12,200	12,993
8.450% due 06/15/2018		13,000	13,143
Nordea Kredit Realkreditaktieselskab
1.000% due 04/01/2018	DKK	94,000	15,515
2.000% due 10/01/2047		242,100	40,249
2.500% due 10/01/2037		32,639	5,732
2.500% due 10/01/2047		120,043	20,685
Nykredit Realkredit A/S
1.000% due 04/01/2018		699,540	115,462
1.000% due 07/01/2018		1,118,610	185,357
1.000% due 01/01/2019		150,000	25,010
2.000% due 04/01/2018		921,830	152,152
2.000% due 07/01/2018		246,120	40,878
2.000% due 10/01/2037		257,304	44,423
2.000% due 10/01/2047		895,540	148,922
2.500% due 10/01/2037		101,596	17,846
2.500% due 10/01/2047		2,071,035	356,875
OneMain Financial Holdings LLC
7.250% due 12/15/2021		$13,635	14,138
Ontario Teachers’ Cadillac Fairview Properties Trust
3.125% due 03/20/2022		16,860	16,769
3.875% due 03/20/2027		10,837	10,910
Oppenheimer Holdings, Inc.
6.750% due 07/01/2022		6,292	6,497

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Physicians Realty LP
3.950% due 01/15/2028	$9,933	$9,534
Preferred Term Securities Combination Trust
0.000% due 09/26/2034 ~	6,000	1,380
Preferred Term Securities Ltd.
2.425% (US0003M + 0.300%) due 03/22/2037 ~	95,694	87,082
2.425% (US0003M + 0.300%) due 09/22/2037 ~	176	161
2.425% (US0003M + 0.300%) due 12/22/2037 ~	19,752	17,480
2.435% (US0003M + 0.310%) due 12/22/2036 ~	105,448	95,483
2.465% (US0003M + 0.340%) due 09/22/2036 ~	58,319	53,814
2.475% (US0003M + 0.350%) due 06/22/2037 ~	51,794	44,025
2.495% (US0003M + 0.370%) due 09/22/2037 ~	44,050	37,442
2.505% (US0003M + 0.380%) due 09/23/2035 ~	680	635
2.505% (US0003M + 0.380%) due 12/22/2036 ~	14,288	12,002
2.505% (US0003M + 0.380%) due 03/22/2037 ~	48,231	40,996
2.515% (US0003M + 0.390%) due 12/22/2036 ~	3,206	2,837
2.525% (US0003M + 0.400%) due 09/22/2036 ~	30,003	25,502
2.525% (US0003M + 0.400%) due 12/22/2037 ~	2,215	1,883
2.525% (US0003M + 0.400%) due 03/22/2038 ~	120,087	108,660
2.555% (US0003M + 0.430%) due 12/22/2035 ~	30,902	26,267
2.575% (US0003M + 0.450%) due 03/22/2038 ~	7,178	6,101
2.578% (US0003M + 0.400%) due 06/23/2035 ~	32,945	30,309
2.605% (US0003M + 0.480%) due 09/23/2035 ~	15,508	13,492
2.625% (US0003M + 0.500%) due 03/23/2035 ~	26,671	24,804
2.678% (US0003M + 0.500%) due 06/23/2035 ~	10,965	9,649
2.705% (US0003M + 0.580%) due 03/23/2035 ~	14,250	12,398
2.725% (US0003M + 0.600%) due 03/22/2038 ~	18,361	13,587
2.745% (US0003M + 0.620%) due 12/22/2036 ~	34,087	29,655
2.782% (US0003M + 0.580%) due 09/26/2034 ~	7,500	6,525
2.828% (US0003M + 0.650%) due 09/24/2033 ~	366	355
2.875% (US0003M + 0.750%) due 09/23/2035 ~	21,312	16,837
3.006% (US0003M + 0.720%) due 07/03/2033 ~	169	167
3.008% (US0003M + 0.830%) due 09/24/2033 ~	41,923	39,827
3.025% (US0003M + 0.900%) due 03/22/2038 ~	70,474	66,246
3.058% (US0003M + 0.880%) due 12/24/2033 ~	5,000	4,850
3.146% (US0003M + 0.860%) due 07/03/2033 ~	10,000	9,100
3.162% (US0003M + 0.850%) due 04/03/2033 ~	287	287
3.186% (US0003M + 0.900%) due 01/03/2033 ~	20,167	19,764
Protective Life Global Funding
2.142% (US0003M + 0.420%) due 03/29/2019 ~	14,290	14,309

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Provident Funding Associates LP
6.375% due 06/15/2025		$3,677	$3,700
QNB Finance Ltd.
2.750% due 10/31/2018		1,200	1,200
3.285% (US0003M + 1.400%) due 05/20/2018 ~		800	803
RCI Banque S.A.
3.500% due 04/03/2018		8,000	8,000
Realkredit Danmark A/S
1.000% due 04/01/2018	DKK	2,678,283	442,063
2.000% due 04/01/2018		910,820	150,335
2.000% due 10/01/2037		149,142	25,749
2.000% due 10/01/2047		315,636	52,446
2.500% due 10/01/2037		126,153	22,160
2.500% due 07/01/2047		864,762	149,049
Regional Diversified Funding Ltd.
2.075% (US0003M + 0.330%) due 01/25/2036 ~		$1,381	1,354
Rio Oil Finance Trust
9.250% due 07/06/2024		17,685	19,286
Royal Bank of Scotland Group PLC
2.500% due 03/22/2023	EUR	15,086	19,819
3.309% (US0003M + 1.470%) due 05/15/2023 ~		$68,578	69,217
3.498% due 05/15/2023 •		49,570	48,743
4.700% due 07/03/2018		400	401
4.800% due 04/05/2026		88,700	91,691
7.500% due 08/10/2020 •(k)(l)		81,625	85,094
7.648% due 09/30/2031 •(k)		100	126
8.000% due 08/10/2025 •(k)(l)		30,971	34,029
8.625% due 08/15/2021 •(k)(l)		158,953	173,060
Royal Bank of Scotland PLC
6.934% due 04/09/2018	EUR	11,275	13,889
Santander Holdings USA, Inc.
3.400% due 01/18/2023		$10,286	10,063
3.700% due 03/28/2022		6,834	6,853
4.400% due 07/13/2027		8,579	8,543
4.500% due 07/17/2025		134,600	136,810
Santander UK Group Holdings PLC
2.875% due 10/16/2020		4,350	4,314
2.875% due 08/05/2021		40,200	39,413
4.750% due 09/15/2025		10,940	11,023
6.750% due 06/24/2024 •(k)(l)	GBP	2,175	3,319
7.375% due 06/24/2022 •(k)(l)		80,354	123,038
Santander UK PLC
2.500% due 03/14/2019		$5,900	5,880
Sberbank of Russia Via SB Capital S.A.
3.352% due 11/15/2019	EUR	28,800	36,927
5.180% due 06/28/2019		$24,200	24,745
5.717% due 06/16/2021		83,400	87,765
6.125% due 02/07/2022		228,585	243,066
Shinhan Bank Co. Ltd.
1.875% due 07/30/2018		795	792
SL Green Operating Partnership LP
3.250% due 10/15/2022		3,330	3,250
SL Green Realty Corp.
4.500% due 12/01/2022		31,500	32,335
7.750% due 03/15/2020		21,995	23,889
SLM Student Loan Trust
0.223% (EUR003M + 0.550%) due 12/15/2033 ~	EUR	1,386	1,685
1.154% (BP0003M + 0.550%) due 12/15/2039 ~	GBP	14,107	19,297

See Accompanying Notes	7

Schedule of Investments PIMCO Income Fund (Cont.)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Societe Generale S.A.
8.250% due 11/29/2018 •(k)(l)		$1,500	$1,549
Springleaf Finance Corp.
5.250% due 12/15/2019		6,800	6,953
5.625% due 03/15/2023		212,460	209,008
6.000% due 06/01/2020		2,610	2,705
6.125% due 05/15/2022		243,097	248,348
6.875% due 03/15/2025		74,857	75,325
8.250% due 12/15/2020		270,606	295,299
Standard Chartered PLC
3.015% (US0003M + 1.130%) due 08/19/2019 ~		200	202
Starwood Property Trust, Inc.
4.750% due 03/15/2025		12,487	12,206
5.000% due 12/15/2021		5,750	5,879
Stichting AK Rabobank Certificaten
6.500% (k)	EUR	102,799	155,151
STORE Capital Corp.
4.500% due 03/15/2028		$6,872	6,835
Synchrony Financial
4.500% due 07/23/2025		545	546
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	5,172	8,198
5.661% due 10/13/2041		567	917
5.744% due 04/13/2040		5,942	9,680
5.801% due 10/13/2040		27,557	45,323
6.052% due 10/13/2039		33,939	56,370
7.623% due 07/13/2039		7,276	13,710
Toll Road Investors Partnership LP
0.000% due 02/15/2045 (h)		$45,750	11,206
Trafford Centre Finance Ltd.
1.253% (BP0003M + 0.725%) due 07/28/2038 ~	GBP	6,550	8,485
U.S. Capital Funding Ltd.
1.988% (US0003M + 0.280%) due 07/10/2043 ~		$62,525	54,396
2.393% (US0003M + 0.620%) due 05/01/2034 ~		1,182	1,111
2.653% (US0003M + 0.880%) due 05/01/2034 ~		8,600	8,170
UBS AG
4.750% due 05/22/2023 •		13,300	13,333
4.750% due 02/12/2026 •	EUR	1,900	2,577
5.125% due 05/15/2024		$54,000	55,232
7.625% due 08/17/2022 (l)		85,315	95,979
UBS Group AG
5.750% due 02/19/2022 •(k)(l)	EUR	5,000	6,867
7.000% due 02/19/2025 •(k)(l)		$3,500	3,773
UBS Group Funding Switzerland AG
3.000% due 04/15/2021		37,400	37,025
3.140% (US0003M + 1.220%) due 05/23/2023 ~		19,000	19,323
3.491% due 05/23/2023 (o)		38,000	37,573
3.500% (US0003M + 1.780%) due 04/14/2021 ~		30,000	31,098
4.125% due 09/24/2025		115,340	116,027
4.125% due 04/15/2026		17,300	17,379
4.253% due 03/23/2028		26,000	26,204
UDR, Inc.
3.500% due 01/15/2028		4,500	4,309
4.625% due 01/10/2022		1,156	1,201

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Vantiv LLC
4.375% due 11/15/2025		$1,300	$1,261
Ventas Realty LP
3.250% due 10/15/2026		2,600	2,443
3.500% due 02/01/2025		415	404
VEREIT Operating Partnership LP
3.950% due 08/15/2027		6,338	5,960
Vici Properties LLC
8.000% due 10/15/2023		89,412	99,471
Vornado Realty LP
3.500% due 01/15/2025		5,902	5,688
Wells Fargo & Co.
2.625% (US0003M + 0.880%) due 07/22/2020 ~		25	25
Welltower, Inc.
4.250% due 04/01/2026		8,800	8,919
WPC Eurobond BV
2.125% due 04/15/2027	EUR	19,200	23,625

			12,269,276

INDUSTRIALS 4.7%
Air Canada Pass-Through Trust
3.700% due 07/15/2027		$4,050	3,975
Allergan Funding SCS
0.022% (EUR003M + 0.350%) due 06/01/2019 ~	EUR	3,097	3,818
Alliance Data Systems Corp.
4.500% due 03/15/2022		4,272	5,439
Altice Financing S.A.
5.250% due 02/15/2023		8,200	10,442
6.625% due 02/15/2023		$40,105	39,804
7.500% due 05/15/2026		5,000	4,913
Altice France S.A.
5.375% due 05/15/2022	EUR	44,270	55,626
5.625% due 05/15/2024 (o)		14,000	17,518
6.000% due 05/15/2022		$40,250	39,395
6.250% due 05/15/2024		59,734	56,523
7.375% due 05/01/2026		171,961	164,438
Altice Luxembourg S.A.
7.250% due 05/15/2022	EUR	74,810	89,643
7.750% due 05/15/2022		$42,772	39,831
American Airlines Pass-Through Trust
3.000% due 04/15/2030		24,310	23,021
3.200% due 12/15/2029		9,385	8,997
3.350% due 04/15/2031		8,490	8,255
3.375% due 11/01/2028		6,151	6,028
3.600% due 03/22/2029		253	251
3.650% due 02/15/2029		13,454	13,380
3.650% due 12/15/2029		4,740	4,663
4.000% due 01/15/2027		2,558	2,569
5.250% due 07/31/2022		1,176	1,219
American Woodmark Corp.
4.875% due 03/15/2026		2,352	2,302
Andeavor Logistics LP
3.500% due 12/01/2022		1,732	1,703
4.250% due 12/01/2027		3,110	3,036
Anheuser-Busch InBev Worldwide, Inc.
3.052% due 01/12/2024 ~(c)		7,927	7,980
3.500% due 01/12/2024 (c)		16,376	16,497
4.000% due 04/13/2028 (c)		20,494	20,759
4.375% due 04/15/2038 (c)		19,800	20,212
4.600% due 04/15/2048 (c)		16,269	16,840
4.750% due 04/15/2058 (c)		24,957	25,579
Aramark Services, Inc.
5.000% due 02/01/2028		10,024	9,836
Arrow Electronics, Inc.
3.250% due 09/08/2024		7,329	6,993

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
AutoNation, Inc.
3.350% due 01/15/2021	$1,900	$1,899
Baidu, Inc.
3.875% due 09/29/2023	20,700	20,738
4.375% due 03/29/2028	6,600	6,622
Ball Corp.
4.875% due 03/15/2026	12,699	12,764
BAT Capital Corp.
3.222% due 08/15/2024	19,210	18,539
BC Unlimited Liability Co.
4.250% due 05/15/2024	40,939	39,199
Berry Global, Inc.
4.500% due 02/15/2026	12,390	11,755
BMC Software Finance, Inc.
8.125% due 07/15/2021	129,760	130,247
Board of Trustees of The Leland Stanford Junior University
3.647% due 05/01/2048	287,900	290,836
Booking Holdings, Inc.
3.550% due 03/15/2028	8,390	8,130
Boston Scientific Corp.
2.850% due 05/15/2020	3,300	3,280
6.000% due 01/15/2020	1,190	1,249
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (d)	12,312	12,327
Boyne USA, Inc.
7.250% due 05/01/2025 (c)	257	265
Broadcom Corp.
3.000% due 01/15/2022	54,130	53,147
3.625% due 01/15/2024	3,529	3,475
3.875% due 01/15/2027	20,319	19,780
Caesars Resort Collection LLC
5.250% due 10/15/2025	1,230	1,182
Campbell Soup Co.
2.645% due 03/16/2020 ~	22,860	22,867
2.775% due 03/15/2021 ~	17,780	17,783
3.300% due 03/15/2021	18,320	18,438
3.650% due 03/15/2023	24,420	24,489
3.950% due 03/15/2025	20,900	20,822
4.150% due 03/15/2028	24,420	24,202
4.800% due 03/15/2048	6,800	6,813
Celgene Corp.
2.250% due 08/15/2021	2,280	2,206
Central Nippon Expressway Co. Ltd.
2.369% due 09/10/2018	3,800	3,797
Cequel Communications Holdings LLC
7.500% due 04/01/2028 (c)	23,380	24,023
Charles River Laboratories International, Inc.
5.500% due 04/01/2026 (c)	5,036	5,130
Charter Communications Operating LLC
3.579% due 07/23/2020	8,958	8,987
4.200% due 03/15/2028	21,741	20,838
4.464% due 07/23/2022	25,112	25,685
4.908% due 07/23/2025	32,861	33,613
Cheniere Corpus Christi Holdings LLC
7.000% due 06/30/2024	100	111
Cheniere Energy Partners LP
5.250% due 10/01/2025	5,221	5,162
Chesapeake Energy Corp.
4.970% (US0003M + 3.250%) due 04/15/2019 ~	5,340	5,327
Cleveland-Cliffs, Inc.
4.875% due 01/15/2024	5,814	5,654
CNPC General Capital Ltd.
2.750% due 05/14/2019	4,800	4,789
Community Health Systems, Inc.
5.125% due 08/01/2021	6,982	6,528
6.250% due 03/31/2023	62,922	58,282
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026	1,515	1,545
5.500% due 04/29/2022	953	981
7.250% due 05/10/2021	5,671	5,990
7.707% due 10/02/2022 «	1,224	1,313
7.875% due 01/02/2020	82	84

8	See Accompanying Notes

March 31, 2018

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Coty, Inc.
6.500% due 04/15/2026 (c)		$14,710	$14,820
Crown Americas LLC
4.750% due 02/01/2026		8,743	8,481
CSC Holdings LLC
5.375% due 02/01/2028		9,800	9,281
7.625% due 07/15/2018		18,870	19,242
8.625% due 02/15/2019		2,550	2,666
CSN Resources S.A.
6.500% due 07/21/2020		1,284	1,252
CVS Health Corp.
2.687% due 03/09/2020 ~		21,770	21,858
2.777% due 03/09/2021 ~		6,092	6,140
3.125% due 03/09/2020		35,340	35,425
3.350% due 03/09/2021		30,480	30,662
3.700% due 03/09/2023		93,036	93,425
4.100% due 03/25/2025		56,416	56,851
4.300% due 03/25/2028		74,410	75,017
4.780% due 03/25/2038		16,950	17,205
5.050% due 03/25/2048		27,180	28,641
CVS Pass-Through Trust
4.163% due 08/11/2036		6,605	6,291
5.773% due 01/10/2033		5,589	5,979
5.880% due 01/10/2028		1,354	1,445
7.507% due 01/10/2032		5,094	6,018
DAE Funding LLC
4.000% due 08/01/2020		14,789	14,456
4.500% due 08/01/2022		15,892	15,117
5.000% due 08/01/2024		24,678	23,413
Dell International LLC
4.420% due 06/15/2021		8,080	8,293
5.450% due 06/15/2023		14,400	15,276
Delta Air Lines Pass-Through Trust
7.750% due 06/17/2021		3,269	3,467
Diamond Resorts International, Inc.
7.750% due 09/01/2023		75,808	82,737
10.750% due 09/01/2024		2,700	2,946
Discovery Communications LLC
2.500% due 09/20/2024	GBP	4,900	6,761
2.950% due 03/20/2023		$5,591	5,392
3.950% due 03/20/2028		7,365	7,079
DISH DBS Corp.
4.250% due 04/01/2018		985	985
5.125% due 05/01/2020		100	100
7.875% due 09/01/2019		8,845	9,287
DXC Technology Co.
4.750% due 04/15/2027		9,185	9,540
eBay, Inc.
2.600% due 07/15/2022		1,200	1,162
EI Group PLC
6.875% due 02/15/2021	GBP	5,000	7,683
6.875% due 05/09/2025		15,750	24,565
EMC Corp.
1.875% due 06/01/2018		$398	397
2.650% due 06/01/2020		3,350	3,239
Ensco PLC
7.750% due 02/01/2026		1,614	1,485
EQT Corp.
3.078% due 10/01/2020 ~		18,054	18,096
Exela Intermediate LLC
10.000% due 07/15/2023		16,771	17,044
First Quantum Minerals Ltd.
6.500% due 03/01/2024		14,100	13,395
6.875% due 03/01/2026		15,400	14,668
7.000% due 02/15/2021		7,684	7,718
Flex Ltd.
4.625% due 02/15/2020		400	410
Fresenius Medical Care U.S. Finance, Inc.
4.125% due 10/15/2020		152	155
Fresenius U.S. Finance, Inc.
4.250% due 02/01/2021		1,700	1,732
G4S International Finance PLC
1.500% due 01/09/2023	EUR	4,300	5,437
General Electric Co.
5.000% due 01/21/2021 •(k)		$86,593	85,835

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
General Motors Co.
3.500% due 10/02/2018		$4,800	$4,807
Greene King Finance PLC
1.556% (BP0003M + 0.950%) due 06/15/2031 ~	GBP	5,682	7,672
5.702% due 12/15/2034		427	568
Harland Clarke Holdings Corp.
8.375% due 08/15/2022		$8,720	8,894
Harvest Operations Corp.
2.330% due 04/14/2021		37,137	35,810
HCA, Inc.
3.750% due 03/15/2019		39,602	39,851
4.250% due 10/15/2019		1,100	1,111
6.500% due 02/15/2020		1,650	1,735
Hologic, Inc.
4.375% due 10/15/2025		4,635	4,484
Hyatt Hotels Corp.
4.850% due 03/15/2026		4,500	4,713
Hyundai Capital America
2.875% due 08/09/2018		5,073	5,073
iHeartCommunications, Inc.
9.000% due 12/15/2019 ^(e)		139,810	111,673
9.000% due 03/01/2021 ^(e)		318,951	253,367
9.000% due 09/15/2022 ^(e)(o)		230,980	183,629
10.625% due 03/15/2023 ^(e)		39,220	31,082
11.250% due 03/01/2021 ^(e)		40,041	31,451
IHO Verwaltungs GmbH (3.750% Cash or 4.500% PIK)
3.750% due 09/15/2026 (d)	EUR	5,000	6,427
IHS Markit Ltd.
4.000% due 03/01/2026		$1,377	1,329
Imperial Brands Finance PLC
2.950% due 07/21/2020		3,600	3,576
Ingevity Corp.
4.500% due 02/01/2026		7,010	6,765
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023		34,330	27,893
7.250% due 10/15/2020		219,340	203,986
7.500% due 04/01/2021		7,200	6,552
9.750% due 07/15/2025		17,518	16,401
Intelsat Luxembourg S.A.
8.125% due 06/01/2023		3,500	1,698
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019		29,024	28,734
IRB Holding Corp.
6.750% due 02/15/2026		4,030	3,960
KazMunayGas National Co. JSC
9.125% due 07/02/2018		100	102
Kinder Morgan Energy Partners LP
2.650% due 02/01/2019		500	499
Kraft Heinz Foods Co.
3.950% due 07/15/2025		18,080	18,019
Live Nation Entertainment, Inc.
5.625% due 03/15/2026		4,006	4,066
Mallinckrodt International Finance S.A.
5.500% due 04/15/2025		16	13
Masco Corp.
5.950% due 03/15/2022		3,178	3,441
Melco Resorts Finance Ltd.
4.875% due 06/06/2025		2,300	2,205
Meredith Corp.
6.875% due 02/01/2026		7,116	7,321
MGM Resorts International
6.625% due 12/15/2021		200	216
6.750% due 10/01/2020		7,650	8,147
Minera y Metalurgica del Boleo S.A. de C.V.
2.875% due 05/07/2019		3,900	3,891
MPLX LP
3.375% due 03/15/2023		3,101	3,066
4.000% due 03/15/2028		5,838	5,764
4.500% due 04/15/2038		8,448	8,311
NetApp, Inc.
3.300% due 09/29/2024		8,548	8,323
Netflix, Inc.
4.875% due 04/15/2028		4,241	4,083

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Nielsen Co. Luxembourg SARL
5.500% due 10/01/2021		$200	$203
Nokia Oyj
4.375% due 06/12/2027		3,031	2,853
Norwegian Air Shuttle ASA Pass-Through Trust
4.875% due 11/10/2029 (o)		17,140	16,909
Novasep Holding S.A.S. (5.000% Cash and 3.000% PIK)
8.000% due 05/31/2019	EUR	367	439
NXP BV
4.125% due 06/15/2020		$1,200	1,221
Odebrecht Oil & Gas Finance Ltd.
0.000% due 04/30/2018 (h)(k)		5,635	151
OGX Austria GmbH
8.375% due 04/01/2022 ^(e)		39,820	4
8.500% due 06/01/2018 ^(e)		136,860	3
OI European Group BV
4.000% due 03/15/2023		4,703	4,491
Oil India Ltd.
3.875% due 04/17/2019		2,500	2,517
Ooredoo Tamweel Ltd.
3.039% due 12/03/2018		3,200	3,206
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021		25,605	24,389
4.500% due 03/15/2023		26,140	24,833
5.250% due 08/15/2022		50,518	49,682
5.500% due 02/15/2024		21,444	20,854
Petroleos de Venezuela S.A.
5.375% due 04/12/2027		17,110	4,772
5.500% due 04/12/2037 ^(e)		28,170	8,240
6.000% due 05/16/2024 ^(e)		56,263	15,613
6.000% due 11/15/2026 ^(e)(o)		30,591	8,413
Petroleos Mexicanos
6.500% due 03/13/2027		31,090	33,243
6.750% due 09/21/2047		18,490	18,756
PetSmart, Inc.
5.875% due 06/01/2025		13,653	9,933
Pioneer Natural Resources Co.
6.875% due 05/01/2018		1,300	1,304
Pisces Midco, Inc.
8.000% due 04/15/2026 (c)		36,816	36,816
Pitney Bowes, Inc.
4.700% due 04/01/2023		5,504	5,201
Ply Gem Industries, Inc.
6.500% due 02/01/2022		2,000	2,063
ProGroup AG
3.000% due 03/31/2026	EUR	2,500	3,058
QGOG Constellation S.A. (9.000% Cash and 0.500% PIK)
9.500% due 11/09/2024 (d)		$4,353	2,122
QUALCOMM, Inc.
2.900% due 05/20/2024		6,288	6,015
Quintiles IMS, Inc.
2.875% due 09/15/2025	EUR	5,900	7,058
3.250% due 03/15/2025		10,400	12,863
QVC, Inc.
4.450% due 02/15/2025		$2,609	2,582
4.850% due 04/01/2024		1,570	1,595
5.450% due 08/15/2034		3,620	3,494
Radiate Holdco LLC
6.875% due 02/15/2023		12,270	11,933
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020		388	393
Rockies Express Pipeline LLC
6.000% due 01/15/2019		100	102
Rockpoint Gas Storage Canada Ltd.
7.000% due 03/31/2023		1,412	1,417
Russian Railways via RZD Capital PLC
7.487% due 03/25/2031	GBP	50,689	90,407

See Accompanying Notes	9

Schedule of Investments PIMCO Income Fund (Cont.)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Sabine Pass Liquefaction LLC
5.000% due 03/15/2027		$20,000	$20,780
5.750% due 05/15/2024		5,500	5,925
5.875% due 06/30/2026		2,500	2,735
Scientific Games International, Inc.
3.375% due 02/15/2026	EUR	3,107	3,719
5.000% due 10/15/2025		$1,857	1,811
Shelf Drilling Holdings Ltd.
8.250% due 02/15/2025		7,168	7,213
Shire Acquisitions Investments Ireland DAC
2.400% due 09/23/2021		25,550	24,684
2.875% due 09/23/2023		18,900	18,059
3.200% due 09/23/2026		900	840
Spirit Issuer PLC
3.392% (BP0003M + 2.700%) due 12/28/2031 ~	GBP	12,786	17,670
5.472% due 12/28/2034		27,820	40,940
6.582% due 12/28/2027		16,389	23,970
Sprint Spectrum Co. LLC
3.360% due 03/20/2023		$11,699	11,655
4.738% due 03/20/2025		37,300	37,580
5.152% due 03/20/2028		67,500	68,006
SS&C Technologies Holdings, Inc.
5.875% due 07/15/2023		5,570	5,896
Standard Industries, Inc.
4.750% due 01/15/2028		16,312	15,430
Sunoco LP
4.875% due 01/15/2023		11,376	10,992
Sydney Airport Finance Co. Pty. Ltd.
3.625% due 04/28/2026		8,400	8,197
3.900% due 03/22/2023		9,500	9,549
T-Mobile USA, Inc.
4.750% due 02/01/2028		7,856	7,561
Tech Data Corp.
3.700% due 02/15/2022		3,696	3,672
4.950% due 02/15/2027		4,589	4,596
Telefonica Emisiones S.A.U.
5.134% due 04/27/2020		2,150	2,234
Telenet Finance Luxembourg Notes SARL
5.500% due 03/01/2028		18,000	17,302
Tencent Holdings Ltd.
2.985% due 01/19/2023		7,500	7,311
3.595% due 01/19/2028		25,700	24,628
Tenet Healthcare Corp.
4.625% due 07/15/2024		34,418	33,213
6.000% due 10/01/2020		2,625	2,723
Teva Pharmaceutical Finance BV
1.500% due 10/25/2018	CHF	3,305	3,480
3.650% due 11/10/2021		$3,910	3,682
Teva Pharmaceutical Finance Netherlands BV
0.125% due 07/27/2018	CHF	5,000	5,226
0.375% due 07/25/2020	EUR	4,900	5,874
3.250% due 04/15/2022		62,800	77,602
4.500% due 03/01/2025		24,300	30,014
6.000% due 04/15/2024		$47,700	46,362
6.750% due 03/01/2028 (o)		15,900	15,716
Textron, Inc.
2.361% due 11/10/2020 ~		46,740	46,707
Time Warner Cable LLC
6.750% due 07/01/2018		11,385	11,493
Time Warner, Inc.
3.800% due 02/15/2027		10,676	10,334
Times Square Hotel Trust
8.528% due 08/01/2026		1,507	1,737
Transcontinental Gas Pipe Line Co. LLC
4.600% due 03/15/2048		5,226	5,070
Tronox, Inc.
6.500% due 04/15/2026 (c)		12,254	12,285
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025		937	1,047
Unique Pub Finance Co. PLC
5.659% due 06/30/2027	GBP	14,815	23,151
6.542% due 03/30/2021		6,824	10,102

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
United Airlines Pass-Through Trust
3.100% due 01/07/2030		$8,013	$7,743
4.000% due 10/11/2027		4,388	4,443
United Group BV
4.375% due 07/01/2022	EUR	10,800	13,553
4.875% due 07/01/2024		11,820	14,799
Universal Health Services, Inc.
3.750% due 08/01/2019		$100	101
Univision Communications, Inc.
5.125% due 02/15/2025		23,876	22,324
UPCB Finance Ltd.
3.625% due 06/15/2029 (o)	EUR	27,770	33,286
Valeant Pharmaceuticals International, Inc.
4.500% due 05/15/2023		9,200	10,049
5.375% due 03/15/2020		$200	202
5.500% due 11/01/2025		2,500	2,443
6.500% due 03/15/2022		11,464	11,880
7.000% due 03/15/2024		21,816	22,825
9.250% due 04/01/2026		20,050	20,025
Viking Cruises Ltd.
5.875% due 09/15/2027		6,000	5,700
Virgin Australia Pass-Through Trust
5.000% due 04/23/2025		1,568	1,611
6.000% due 04/23/2022		267	272
Virgin Media Secured Finance PLC
5.000% due 04/15/2027	GBP	9,080	12,598
VMware, Inc.
2.300% due 08/21/2020		$12,790	12,445
2.950% due 08/21/2022		10,870	10,425
3.900% due 08/21/2027		9,090	8,616
VOC Escrow Ltd.
5.000% due 02/15/2028		14,374	13,727
Volkswagen Group of America Finance LLC
2.374% (US0003M + 0.470%) due 05/22/2018 ~		1,300	1,300
Wesleyan University
4.781% due 07/01/2116		10,045	10,214
Western Digital Corp.
4.750% due 02/15/2026		48,646	48,630
Westmoreland Coal Co.
8.750% due 01/01/2022		10,295	3,655
Wind Tre SpA
2.625% due 01/20/2023	EUR	31,500	35,033
2.750% due 01/20/2024 ~		19,100	21,729
3.125% due 01/20/2025 (o)		15,450	16,802
5.000% due 01/20/2026		$12,800	10,941
Wyndham Hotels & Resorts, Inc.
5.375% due 04/15/2026 (c)		5,902	5,902
Wyndham Worldwide Corp.
4.150% due 04/01/2024		4,311	4,304
4.500% due 04/01/2027		4,881	4,854
5.625% due 03/01/2021		1,000	1,049
Wynn Macau Ltd.
4.875% due 10/01/2024		6,300	6,158
5.500% due 10/01/2027		9,000	8,843
Yellowstone Energy LP
5.750% due 12/31/2026 «		5,038	5,275

			5,283,332

UTILITIES 2.3%
AT&T, Inc.
2.672% (US0003M + 0.950%) due 07/15/2021 ~		130,526	131,969
2.850% due 02/14/2023		30,648	30,814
3.150% due 09/04/2036	EUR	12,000	15,037
3.400% due 08/14/2024		$61,042	61,407
3.900% due 08/14/2027		55,308	55,758
4.350% due 06/15/2045		750	687
4.750% due 05/15/2046		100	97

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
4.900% due 08/14/2037		$54,330	$54,899
5.150% due 02/14/2050		88,675	89,762
5.300% due 08/14/2058		24,338	24,598
5.650% due 02/15/2047		1,508	1,637
Calpine Corp.
5.250% due 06/01/2026		2,798	2,711
E.ON International Finance BV
5.800% due 04/30/2018		5,000	5,011
Enable Midstream Partners LP
2.400% due 05/15/2019		1,250	1,237
Frontier Communications Corp.
8.500% due 04/01/2026		17,350	16,873
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		94,710	94,430
6.000% due 11/27/2023		258,580	277,553
Gazprom OAO Via Gaz Capital S.A.
4.250% due 04/06/2024	GBP	4,500	6,571
4.950% due 07/19/2022		$3,000	3,067
4.950% due 02/06/2028		15,900	15,810
5.999% due 01/23/2021		98,967	104,076
6.510% due 03/07/2022		46,640	50,270
7.288% due 08/16/2037 (o)		30,560	36,126
8.146% due 04/11/2018		28,050	28,104
8.625% due 04/28/2034 (o)		29,460	38,216
8.625% due 04/28/2034		111,630	144,808
9.250% due 04/23/2019		196,077	207,933
Majapahit Holding BV
7.750% due 01/20/2020		300	323
Odebrecht Drilling Norbe Ltd.
6.350% due 12/01/2021		6,411	6,282
Odebrecht Drilling Norbe Ltd. (6.350% Cash or 7.350% PIK)
7.350% due 12/01/2026 (d)		10,262	5,259
Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022		2,337	2,261
Petrobras Global Finance BV
5.299% due 01/27/2025		12,320	12,181
5.875% due 03/07/2022	EUR	8,400	11,809
5.999% due 01/27/2028		$338,125	335,166
6.125% due 01/17/2022		67,784	72,597
6.250% due 12/14/2026	GBP	5,700	8,577
6.625% due 01/16/2034		8,700	13,018
6.750% due 01/27/2041		$41,723	40,784
6.850% due 06/05/2115		41,727	39,641
7.375% due 01/17/2027		133,814	145,121
8.750% due 05/23/2026		35,692	41,984
Plains All American Pipeline LP
2.600% due 12/15/2019		4,800	4,739
Rio Oil Finance Trust
9.750% due 01/06/2027		27,433	29,985
Sprint Capital Corp.
6.900% due 05/01/2019		56,492	58,328
Sprint Communications, Inc.
7.000% due 08/15/2020		42,035	43,821
9.000% due 11/15/2018		12,140	12,535
Sprint Corp.
7.250% due 09/15/2021		15,147	15,696
7.625% due 03/01/2026		99,270	97,161
Tenaska Alabama Partners LP
7.000% due 06/30/2021		504	520
Transocean Phoenix 2 Ltd
7.750% due 10/15/2024		4,775	5,092
Transocean Proteus Ltd.
6.250% due 12/01/2024		4,230	4,320

10	See Accompanying Notes

March 31, 2018

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Verizon Communications, Inc.
2.875% due 01/15/2038	EUR	9,500	$11,703
3.375% due 10/27/2036	GBP	8,970	12,557
5.250% due 03/16/2037		$41,050	44,331

			2,575,252

Total Corporate Bonds & Notes (Cost $19,339,708)			20,127,860

CONVERTIBLE BONDS & NOTES 0.0%
INDUSTRIALS 0.0%
Caesars Entertainment Corp.
5.000% due 10/01/2024		22,470	39,281

Total Convertible Bonds & Notes (Cost $41,933)			39,281

MUNICIPAL BONDS & NOTES 0.2%
CALIFORNIA 0.0%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050		4,500	6,750

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2014
6.314% due 01/01/2044		5,735	5,783
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033		15,580	17,299
7.750% due 01/01/2042		27,720	30,215
Chicago, Illinois General Obligation Bonds, Series 2017
7.045% due 01/01/2029		9,735	10,508
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035		21,905	22,819
6.725% due 04/01/2035		6,975	7,322
7.350% due 07/01/2035		14,630	15,992
Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033		39,345	36,942

			146,880

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023		130	132

MISSOURI 0.0%
Missouri Higher Education Loan Authority Revenue Bonds, (AMBAC Insured), Series 1996
1.829% due 08/15/2025		21,450	20,338
Missouri Higher Education Loan Authority Revenue Bonds, (AMBAC Insured), Series 2006
5.043% due 06/01/2046		14,375	13,597

			33,935

NEW YORK 0.0%
Westchester Tobacco Asset Securitization, New York Revenue Notes, Series 2016
2.625% due 06/01/2018		1,395	1,396

PUERTO RICO 0.1%
Commonwealth of Puerto Rico General Obligation Bonds, Series 2007
5.000% due 07/01/2028 ^(e)		1,005	452
5.250% due 07/01/2037 ^(e)		5,635	2,536

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Commonwealth of Puerto Rico General Obligation Bonds, Series 2008
5.125% due 07/01/2028 ^(e)	$1,775	$799
5.900% due 07/01/2028 ^(e)	7,215	3,211
Commonwealth of Puerto Rico General Obligation Bonds, Series 2009
5.750% due 07/01/2038 ^(e)	4,350	1,957
6.000% due 07/01/2039 ^(e)	4,805	2,162
Commonwealth of Puerto Rico General Obligation Bonds, Series 2011
5.375% due 07/01/2030 ^(e)	9,445	4,109
5.750% due 07/01/2041 ^(e)	8,200	3,567
6.500% due 07/01/2040 ^(e)	1,640	713
Commonwealth of Puerto Rico General Obligation Bonds, Series 2012
5.000% due 07/01/2041 ^(e)	22,065	9,378
5.500% due 07/01/2039 ^(e)	29,150	12,680
Commonwealth of Puerto Rico General Obligation Bonds, Series 2014
8.000% due 07/01/2035 ^(e)	2,665	1,139

		42,703

TEXAS 0.0%
Texas Public Finance Authority Revenue Notes, Series 2014
8.250% due 07/01/2024	350	360

Total Municipal Bonds & Notes (Cost $213,505)		232,156

U.S. GOVERNMENT AGENCIES 20.2%
Fannie Mae
0.685% due 02/25/2022 ~(a)	228,860	4,804
0.865% due 09/25/2022 ~(a)	93,316	2,733
1.084% due 09/25/2018 ~(a)	33,980	34
1.277% (COF 11 + 0.500%) due 09/25/2022 ~	2	2
1.681% (LIBOR01M + 0.060%) due 12/25/2036 ~	77	76
1.980% (COF 11 + 1.250%) due 03/01/2020 ~	1	1
1.987% (COF 11 + 1.250%) due 03/01/2033 ~	20	20
1.992% (LIBOR01M + 0.120%) due 03/25/2034 ~	18	18
2.003% (COF 11 + 1.250%) due 11/01/2020 ~	8	8
2.022% (LIBOR01M + 0.150%) due 08/25/2034 ~	7	7
2.071% (LIBOR01M + 0.450%) due 07/25/2021 ~	1	1
2.092% (US0001M + 0.220%) due 09/25/2031 ~	2,438	2,387
2.177% due 01/25/2022 ~(a)	40,480	1,799
2.190% (T10Y - 0.650%) due 04/25/2023 ~	2	2

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.208% (LIBOR01M + 0.400%) due 04/18/2028 - 09/18/2031 ~	$6	$6
2.222% (US0001M + 0.350%) due 03/25/2044 ~	11	11
2.272% (LIBOR01M + 0.400%) due 11/25/2021 - 08/25/2036 ~	31	31
2.401% (12MTA + 1.200%) due 10/01/2044 ~	5	5
2.500% due 04/01/2022 - 08/25/2042	70,629	69,162
2.572% (LIBOR01M + 0.700%) due 08/25/2022 ~	2	2
2.601% (12MTA + 1.400%) due 10/01/2040 ~	39	40
2.672% (LIBOR01M + 0.800%) due 05/25/2022 ~	1	1
2.700% (T7Y - 0.100%) due 03/25/2022 ~	17	17
2.720% (T7Y - 0.050%) due 09/25/2022 ~	1	1
2.722% (LIBOR01M + 0.850%) due 05/25/2018 - 10/25/2020 ~	2	2
2.770% (T7Y) due 01/25/2022 ~	8	8
2.772% (LIBOR01M + 0.900%) due 05/25/2021 - 10/25/2021 ~	8	8
2.807% (H15T1Y + 1.682%) due 07/01/2032 ~	127	130
2.927% (COF 11 + 1.672%) due 01/01/2029 ~	7	7
2.940% (H15T1Y + 2.190%) due 05/01/2024 ~	24	24
2.986% (H15T3Y + 2.055%) due 03/01/2036 ~	11	11
2.997% (H15T1Y + 1.955%) due 06/01/2025 ~	1	1
3.000% due 11/01/2025 - 01/01/2047	378,725	374,509
3.000% due 09/25/2027 - 06/25/2042 (a)	83,031	8,529
3.000% due 02/01/2033 (o)	52,127	52,097
3.050% (US0006M + 1.550%) due 11/01/2033 ~	32	33
3.055% (H15T1Y + 2.200%) due 05/01/2024 ~	54	55
3.060% (H15T1Y + 1.616%) due 02/01/2034 ~	928	960
3.072% (LIBOR01M + 1.200%) due 01/25/2024 ~	6	6
3.090% (H15T1Y + 1.715%) due 12/01/2035 ~	18	18
3.100% due 01/01/2026	30,000	30,031
3.172% (LIBOR01M + 1.300%) due 11/25/2021 ~	6	7
3.223% (H15T1Y + 2.229%) due 09/01/2033 ~	2	2
3.228% (US0006M + 1.560%) due 08/01/2033 ~	39	40
3.229% (H15BIN6M + 2.000%) due 07/01/2019 ~	2	2
3.245% (H15T1Y + 2.250%) due 04/01/2032 ~	41	43
3.260% (H15T1Y + 2.156%) due 07/01/2032 ~	7	8
3.317% (H15T1Y + 2.138%) due 09/01/2035 ~	9	9
3.355% (H15T1Y + 2.230%) due 08/01/2032 ~	6	6
3.378% (H15T1Y + 2.310%) due 04/01/2028 ~	8	9
3.381% (US0012M + 1.631%) due 10/01/2032 ~	8	8
3.410% (US0012M + 1.660%) due 10/01/2034 ~	136	138
3.419% (US0012M + 1.605%) due 04/01/2033 ~	3	3
3.445% (H15T1Y + 1.695%) due 02/01/2032 ~	8	8

See Accompanying Notes	11

Schedule of Investments PIMCO Income Fund (Cont.)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.454% (H15T1Y + 2.275%) due 04/01/2024 ~	$4	$4
3.472% (US0012M + 1.722%) due 10/01/2033 ~	1	1
3.495% (US0006M + 1.995%) due 10/01/2035 ~	82	82
3.496% (H15T1Y + 2.215%) due 12/01/2033 ~	13	13
3.500% due 04/01/2022 - 04/01/2048	1,134,459	1,140,899
3.500% (H15T1Y + 2.250%) due 09/01/2024 ~	61	61
3.500% due 10/01/2025 - 03/01/2048 (o)	3,484,863	3,494,993
3.500% (COF 11 + 1.250%) due 08/01/2026 ~	2	2
3.500% (US0012M + 1.750%) due 08/01/2032 ~	5	5
3.500% due 02/25/2043 (a)	15,523	3,223
3.520% (H15T1Y + 2.270%) due 11/01/2029 - 09/01/2031 ~	81	84
3.545% (H15T1Y + 2.170%) due 10/01/2025 ~	12	12
3.590% (H15T1Y + 2.223%) due 03/01/2033 ~	191	197
3.603% (US0012M + 1.853%) due 10/01/2036 ~	4	5
3.714% (H15T3Y + 2.111%) due 09/01/2024 ~	2	2
3.764% (H15T1Y + 2.498%) due 09/01/2030 ~	18	19
3.800% (US0012M + 1.800%) due 01/01/2035 ~	118	119
3.825% (H15T1Y + 2.825%) due 07/01/2036 ~	17	17
3.840% due 08/01/2021	17,990	18,545
3.848% (H15T1Y + 2.598%) due 10/01/2025 ~	1	1
3.875% (H15T1Y + 2.125%) due 07/01/2025 ~	30	30
3.895% (H15T1Y + 2.270%) due 06/01/2032 ~	69	69
3.979% (- 1.0*LIBOR01M + 5.850%) due 03/25/2041 ~(a)	6,408	835
3.993% (COF 11 + 1.250%) due 12/01/2027 ~	5	5
4.000% due 06/01/2019 - 01/01/2048	945,398	972,011
4.000% due 02/01/2042 - 12/01/2047 (o)	5,141,740	5,281,411
4.000% due 12/25/2042 (a)	3,078	541
4.042% (H15T5Y + 2.189%) due 04/01/2027 ~	59	59
4.045% (H15T1Y + 2.295%) due 03/01/2034 ~	10	10
4.159% (- 1.0*LIBOR01M + 6.030%) due 06/25/2037 ~(a)	1,074	149
4.179% (- 1.0*LIBOR01M + 6.050%) due 03/25/2037 ~(a)	2,131	255
4.199% (- 1.0*LIBOR01M + 6.070%) due 12/25/2036 - 02/25/2037 ~(a)	2,738	316
4.229% (- 1.0*LIBOR01M + 6.100%) due 04/25/2037 ~(a)	1,877	260
4.239% (- 1.0*LIBOR01M + 6.110%) due 04/25/2037 ~(a)	2,741	342
4.279% (- 1.0*LIBOR01M + 6.150%) due 08/25/2035 - 02/25/2043 ~(a)	12,283	1,449
4.375% (US0006M + 2.125%) due 09/01/2024 ~	28	28
4.429% (- 1.0*LIBOR01M + 6.300%) due 01/25/2038 ~(a)	4,347	520

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
4.479% (- 1.0*LIBOR01M + 6.350%) due 01/25/2040 ~(a)	$5,584	$713
4.500% due 01/01/2020 - 09/01/2047	74,851	78,398
4.500% due 05/01/2039 (o)	37,612	39,938
4.500% due 12/25/2042 (a)	2,698	505
4.509% (- 1.0*LIBOR01M + 6.380%) due 03/25/2037 ~(a)	5,795	809
4.529% (- 1.0*LIBOR01M + 6.400%) due 05/25/2037 ~(a)	1,734	249
4.539% (- 1.0*LIBOR01M + 6.410%) due 06/25/2037 ~(a)	6,105	948
4.569% (- 1.0*LIBOR01M + 6.440%) due 04/25/2037 ~(a)	37,136	5,382
4.579% (- 1.0*LIBOR01M + 6.450%) due 12/25/2037 - 10/25/2039 ~(a)	8,344	864
4.629% (- 1.0*LIBOR01M + 6.500%) due 02/25/2037 ~(a)	4,294	489
4.679% (- 1.0*LIBOR01M + 6.550%) due 10/25/2036 - 06/25/2040 ~(a)	4,566	654
4.729% (- 1.0*LIBOR01M + 6.600%) due 11/25/2035 ~(a)	1,047	112
4.779% (- 1.0*LIBOR01M + 6.650%) due 11/25/2036 - 04/25/2037 ~(a)	6,789	440
4.829% (- 1.0*LIBOR01M + 6.700%) due 03/25/2036 ~(a)	3,376	426
4.919% (- 1.0*LIBOR01M + 6.790%) due 04/25/2037 ~(a)	3,010	503
4.975% (US0006M + 1.600%) due 09/01/2022 ~	13	13
5.000% due 08/25/2033 - 06/25/2043	92,764	100,514
5.129% (- 1.0*LIBOR01M + 7.000%) due 02/25/2038 ~(a)	12,224	1,668
5.329% (- 1.0*LIBOR01M + 7.200%) due 02/25/2037 ~(a)	981	148
5.500% due 08/01/2023 - 06/01/2048	18,058	19,744
6.000% due 06/25/2029 - 09/01/2040	30,016	33,684
6.257% (- 2.0*LIBOR01M + 10.000%) due 08/25/2043 ~	202	220
6.290% due 02/25/2029 ~	213	220
6.500% due 06/25/2028 - 02/01/2036	225	245
6.850% due 12/18/2027	8	9
6.900% due 05/25/2023	22	23
7.000% due 07/25/2022 - 01/25/2048	417	461
7.500% due 07/25/2022 - 06/25/2042	57	64
7.500% due 06/25/2042 ~	26	28
7.592% due 01/17/2040 ~	198	203
8.500% due 06/25/2030	162	191
8.600% due 08/25/2019	9	9
12.178% (- 2.75*LIBOR01M + 17.325%) due 03/25/2038 ~	1,068	1,307
15.697% (- 2.333*T7Y + 22.300%) due 04/25/2023 ~(a)	27	7
Fannie Mae, TBA
2.500% due 05/01/2033 - 04/01/2048	92,000	89,977
3.000% due 03/01/2033 - 05/01/2033	103,050	102,846
3.500% due 05/01/2033 - 06/01/2048	865,400	866,679

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Freddie Mac
0.100% due 05/25/2020 (a)	$183,575	$294
0.542% due 01/25/2021 ~(a)	92,697	1,247
0.698% due 03/25/2020 ~(a)	41,362	430
0.794% due 01/25/2023 ~(a)	180,302	5,558
1.291% due 06/25/2021 ~(a)	55,627	1,724
1.335% due 11/25/2019 ~(a)	115,494	1,901
1.346% due 12/25/2021 ~(a)	103,384	4,206
1.401% due 10/15/2037 ~(a)	15,323	972
1.443% due 01/15/2038 ~(a)	64,148	3,377
1.503% due 03/25/2019 ~(a)	48,921	510
1.547% due 10/25/2018 ~(a)	63,234	342
1.703% due 09/25/2018 ~(a)	29,269	188
1.925% (LIBOR01M + 0.350%) due 10/15/2037 - 01/15/2038 ~	107,605	107,671
1.977% (LIBOR01M + 0.200%) due 03/15/2031 ~	5	5
2.000% (COF 11 + 1.250%) due 01/01/2020 ~	1	1
2.132% (LIBOR01M + 0.260%) due 08/25/2031 ~	16	16
2.175% (COF 11 + 1.250%) due 06/01/2019 ~	4	4
2.500% due 08/01/2027 - 08/01/2046	18,492	18,193
2.601% (12MTA + 1.400%) due 07/25/2044 ~	12	12
2.768% (COF 11 + 2.143%) due 05/01/2019 ~	7	7
2.975% (H15T1Y + 1.975%) due 06/01/2033 ~	7	8
3.000% due 03/15/2027 - 12/15/2042 (a)	63,305	9,983
3.000% due 08/01/2032 - 03/01/2048	1,477,438	1,456,562
3.000% due 01/01/2047 - 01/01/2048 (o)	2,117,785	2,065,770
3.027% (H15T1Y + 2.250%) due 05/01/2037 ~	6	7
3.090% (US0006M + 1.415%) due 02/01/2037 ~	7	7
3.110% (H15T1Y + 1.995%) due 08/01/2034 ~	1	1
3.142% (US0012M + 1.352%) due 05/01/2035 ~	60	62
3.152% (H15T1Y + 2.223%) due 05/01/2033 ~	23	24
3.176% (H15T1Y + 2.215%) due 09/01/2023 ~	5	5
3.210% (H15T1Y + 2.199%) due 03/01/2031 ~	18	19
3.238% (H15T1Y + 2.230%) due 07/01/2033 ~	15	16
3.260% (12MTA + 2.260%) due 07/01/2025 ~	8	9
3.272% (H15T1Y + 2.254%) due 04/01/2033 ~	2	2
3.316% (H15T1Y + 2.080%) due 04/01/2036 ~	10	11
3.338% (H15T1Y + 2.170%) due 05/01/2029 ~	24	25
3.356% (H15T1Y + 2.225%) due 09/01/2033 ~	106	112
3.356% (H15T1Y + 2.395%) due 04/01/2036 ~	7	8
3.367% (LIBOR01M + 1.590%) due 10/15/2023 ~	174	180

12	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.375% (H15T1Y + 2.250%) due 09/01/2032 ~	$30	$31
3.390% (H15T1Y + 1.975%) due 02/01/2033 ~	2	2
3.397% (H15T1Y + 2.196%) due 08/01/2024 ~	2	2
3.406% (H15T1Y + 2.248%) due 01/01/2035 ~	102	107
3.415% (US0012M + 1.640%) due 06/01/2037 ~	2	2
3.428% (H15T1Y + 2.391%) due 11/01/2029 ~	152	159
3.443% due 01/25/2019 ~(a)	6,161	20
3.443% (- 1.0*LIBOR01M + 5.220%) due 03/15/2036 ~(a)	2,258	136
3.448% (H15T1Y + 2.234%) due 07/01/2034 ~	78	82
3.450% (US0012M + 1.700%) due 09/01/2036 ~	1	1
3.474% (H15T1Y + 2.224%) due 10/01/2032 ~	33	34
3.480% (H15T1Y + 2.230%) due 09/01/2031 ~	149	151
3.488% (H15T1Y + 2.238%) due 09/01/2034 ~	36	37
3.489% (H15T1Y + 2.250%) due 11/01/2031 ~	34	36
3.499% (H15T3Y + 2.210%) due 03/01/2025 ~	15	15
3.500% due 08/15/2042 - 04/01/2048	257,934	258,654
3.500% due 12/15/2042 (a)	13,785	2,704
3.500% due 02/01/2048 - 03/01/2048 (o)	843,197	845,395
3.508% (US0012M + 1.758%) due 09/01/2037 ~	3	3
3.511% (H15T1Y + 2.225%) due 01/01/2033 ~	10	10
3.532% (H15T1Y + 2.250%) due 12/01/2034 ~	14	14
3.544% (H15T1Y + 2.395%) due 03/01/2032 ~	221	228
3.555% (US0012M + 1.805%) due 09/01/2037 ~	4	4
3.567% (US0012M + 1.794%) due 01/01/2035 ~	48	51
3.582% (H15T1Y + 2.404%) due 08/01/2036 ~	1	1
3.590% (H15T1Y + 2.466%) due 09/01/2024 ~	12	12
3.598% (H15T1Y + 2.223%) due 01/01/2033 ~	3	3
3.613% (H15T1Y + 2.285%) due 09/01/2033 ~	4	4
3.615% due 06/25/2041 ~(a)	3,500	346
3.617% (US0012M + 1.867%) due 08/01/2037 ~	1	1
3.620% (US0012M + 1.870%) due 09/01/2037 - 12/01/2037 ~	5	5
3.625% (US0006M + 2.125%) due 10/01/2024 ~	25	25
3.718% (US0012M + 1.968%) due 09/01/2037 ~	2	2
3.723% (US0012M + 1.973%) due 12/01/2033 ~	96	101
3.780% (US0012M + 1.993%) due 07/01/2033 ~	20	22
3.842% (H15T1Y + 2.390%) due 02/01/2036 ~	6	6
4.000% due 04/15/2019 - 08/01/2044	18,921	19,754
4.032% (US0006M + 2.301%) due 08/01/2035 ~	12	12
4.133% (H15T1Y + 2.835%) due 11/01/2035 ~	98	105
4.173% (- 1.0*LIBOR01M + 5.950%) due 11/15/2037 ~(a)	11,615	1,136
4.273% (- 1.0*LIBOR01M + 6.050%) due 08/15/2037 ~(a)	1,612	207

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
4.423% (- 1.0*LIBOR01M + 6.200%) due 06/15/2038 - 01/15/2042 ~(a)	$10,378	$1,538
4.500% due 11/15/2040	27,918	29,841
4.663% (- 1.0*LIBOR01M + 6.440%) due 03/15/2037 ~(a)	7,802	1,109
4.673% (- 1.0*LIBOR01M + 6.450%) due 03/15/2037 - 06/15/2039 ~(a)	3,535	543
4.766% (- 1.75*LIBOR01M + 7.875%) due 12/15/2042 ~	4,057	3,810
4.773% (- 1.0*LIBOR01M + 6.550%) due 09/15/2036 ~(a)	3,528	471
4.793% (- 1.0*LIBOR01M + 6.570%) due 09/15/2036 ~(a)	1,999	277
4.873% (- 1.0*LIBOR01M + 6.650%) due 04/15/2036 - 05/15/2036 ~(a)	12,437	2,058
4.923% (- 1.0*LIBOR01M + 6.700%) due 04/15/2026 ~(a)	1,436	114
4.973% (- 1.0*LIBOR01M + 6.750%) due 01/15/2037 ~(a)	1,211	185
5.000% due 02/15/2024 - 05/15/2038	7,621	7,980
5.323% (- 1.0*LIBOR01M + 7.100%) due 06/15/2032 ~(a)	373	3
5.373% (- 1.0*LIBOR01M + 7.150%) due 08/15/2036 ~(a)	3,375	507
5.423% (- 1.0*LIBOR01M + 7.200%) due 07/15/2034 ~(a)	4,295	438
5.500% due 08/15/2036 - 06/15/2041	49,186	53,260
5.625% due 07/01/2037 - 10/01/2037	514	561
6.000% due 08/15/2018 - 02/15/2032	2,598	2,920
6.347% (- 2.0*LIBOR01M + 9.900%) due 01/15/2041 ~	1,479	1,562
6.500% due 11/15/2021 - 04/15/2029	258	286
6.677% (- 1.6*LIBOR01M + 9.520%) due 11/15/2043 ~	36,700	39,383
6.750% due 01/15/2024	6	6
6.837% (- 1.6*LIBOR01M + 9.680%) due 08/15/2044 ~	18,743	19,321
7.000% due 05/15/2021 - 09/01/2047	584	637
7.200% (- 1.0*T3M + 8.900%) due 05/15/2023 ~	8	9
7.250% due 09/15/2030	30	35
7.307% (- 2.0*LIBOR01M + 10.860%) due 02/15/2040 ~	605	696
7.500% due 11/15/2021 - 09/15/2030	227	257
8.500% due 06/15/2031	93	105
9.000% due 09/15/2020 - 02/15/2021	6	6
12.434% (- 2.5*LIBOR01M + 16.875%) due 09/15/2034 ~	1,206	1,255
12.547% (- 2.0*LIBOR01M + 16.100%) due 12/15/2031 - 02/15/2032 ~	1,248	1,582
15.576% (- 2.463*LIBOR01M + 19.953%) due 02/15/2024 ~	24	29
15.791% (- 2.6*LIBOR01M + 20.410%) due 11/15/2023 ~	28	34
16.274% (- 3.048*T10Y + 25.143%) due 02/15/2024 ~	9	12
16.311% (- 2.6*LIBOR01M + 20.930%) due 10/15/2031 ~	36	42
Ginnie Mae
0.464% due 08/16/2048 ~(a)	17,291	395
0.737% due 10/16/2053 ~(a)	5,705	154

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
0.884% due 11/16/2043 ~(a)	$48,400	$1,490
0.982% due 03/16/2051 ~(a)	1,207	16
1.975% (US0001M + 0.400%) due 10/20/2062 ~	9,425	9,422
2.045% (US0001M + 0.470%) due 03/20/2063 ~	1,327	1,329
2.225% (US0001M + 0.650%) due 07/20/2063 ~	16,902	16,971
2.325% (US0001M + 0.750%) due 11/20/2065 - 08/20/2066 ~	58,653	59,286
2.345% (US0001M + 0.770%) due 10/20/2066 ~	20,305	20,550
2.355% (US0001M + 0.780%) due 09/20/2066 ~	10,417	10,543
2.375% (H15T1Y + 1.500%) due 02/20/2024 - 01/20/2035 ~	138	143
2.375% (US0001M + 0.800%) due 05/20/2066 - 09/20/2066 ~	134,341	136,084
2.405% (US0001M + 0.830%) due 08/20/2066 ~	16,849	17,097
2.412% (US0001M + 0.850%) due 11/20/2066 ~	24,721	25,132
2.425% (US0001M + 0.850%) due 04/20/2066 ~	18,333	18,619
2.550% (US0012M + 0.750%) due 04/20/2067 ~	49,550	51,139
2.575% (US0001M + 1.000%) due 03/20/2066 - 01/20/2067 ~	47,453	48,517
2.625% (H15T1Y + 1.500%) due 06/20/2022 - 06/20/2032 ~	135	138
2.725% (US0001M + 1.150%) due 03/20/2066 ~	10,840	11,148
2.750% (H15T1Y + 1.500%) due 08/20/2027 - 10/20/2029 ~	46	46
3.000% due 01/20/2042 - 03/20/2048	482,973	475,812
3.000% due 08/20/2046 - 12/20/2047 (o)	1,541,710	1,517,516
3.125% (H15T1Y + 1.500%) due 10/20/2025 - 12/20/2033 ~	78	81
3.250% (H15T1Y + 2.000%) due 08/20/2033 ~	7	7
3.500% due 01/20/2042 - 03/20/2043 (a)	5,127	676
3.500% due 01/20/2045 - 01/20/2048	37,641	38,109
3.500% due 07/20/2047 - 12/20/2047 (o)	2,267,928	2,292,461
4.000% due 06/20/2039 - 09/20/2046	3,339	3,456
4.000% due 03/20/2043 (a)	4,067	659
4.000% due 09/20/2047 (o)	149,136	153,436
4.328% (- 1.0*LIBOR01M + 6.150%) due 03/20/2043 ~(a)	43,259	4,699
5.000% due 07/20/2033	356	382
5.500% due 04/20/2037	91	107
5.625% due 07/20/2037 - 11/20/2037	347	374
6.100% due 06/15/2028 - 03/15/2029	588	654
6.490% due 01/15/2028 - 01/15/2029	620	694
21.798% (- 3.5*LIBOR01M + 28.175%) due 03/20/2031 ~	312	464
Small Business Administration
5.370% due 04/01/2028	411	436
7.190% due 12/01/2019	25	26
7.590% due 01/01/2020	10	10

See Accompanying Notes	13

Schedule of Investments PIMCO Income Fund (Cont.)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Vendee Mortgage Trust
6.500% due 09/15/2024	$63	$67

Total U.S. Government Agencies (Cost $22,978,104)		22,711,450

U.S. TREASURY OBLIGATIONS 23.9%
U.S. Treasury Bonds
2.250% due 08/15/2046	4,400	3,782
2.500% due 02/15/2046	1,675	1,521
2.500% due 05/15/2046	4,955	4,496
2.750% due 08/15/2047	4,930	4,702
2.750% due 11/15/2047 (o)	63,826	60,894
2.875% due 08/15/2045 (o)	19,300	18,917
2.875% due 11/15/2046	542,700	531,193
3.125% due 02/15/2043 (o)	73,046	75,166
3.625% due 08/15/2043	486,288	543,442
3.625% due 02/15/2044 (o)	272,200	304,462
3.750% due 11/15/2043	391,610	446,523
4.375% due 05/15/2040	54,000	66,845
4.500% due 08/15/2039	75,300	94,575
6.250% due 05/15/2030	845	1,146
U.S. Treasury Inflation Protected Securities (j)
0.125% due 04/15/2020	34,823	34,685
0.125% due 07/15/2026	19,739	18,961
0.250% due 01/15/2025	785	767
0.375% due 01/15/2027	23,196	22,593
0.625% due 07/15/2021	318,029	321,828
0.625% due 01/15/2026	10,859	10,852
0.625% due 02/15/2043	4,851	4,568
0.750% due 02/15/2042	87,975	85,572
0.875% due 02/15/2047	2,772	2,748
1.375% due 02/15/2044	79,274	88,039
2.000% due 01/15/2026	12,156	13,416
2.375% due 01/15/2025	1,118,704	1,252,164
2.500% due 01/15/2029	21,620	25,595
U.S. Treasury Notes
1.125% due 08/31/2021 (o)(q)(s)	98,000	93,727
1.125% due 09/30/2021 (o)(q)	726,690	694,069
1.375% due 03/31/2020 (q)(s)	6,790	6,668
1.375% due 10/31/2020 (q)(s)	336,100	327,770
1.375% due 04/30/2021 (o)(q)(s)	248,900	241,262
1.375% due 08/31/2023 (s)	519,771	487,607
1.375% due 09/30/2023 (o)(s)	98,300	92,078
1.500% due 01/31/2022 (q)	6,800	6,553
1.500% due 08/15/2026 (o)(s)	51,100	46,353
1.625% due 02/15/2026 (o)(s)	69,407	64,002
1.750% due 12/31/2020 (q)	765,400	752,671
1.750% due 11/30/2021 (q)	731,000	712,339
1.750% due 03/31/2022 (q)(s)	104,100	101,148
1.750% due 09/30/2022 (q)(s)	33,900	32,763
1.750% due 05/15/2023	871,930	837,105
1.875% due 01/31/2022 (q)(s)	289,000	282,427
1.875% due 02/28/2022 (o)(q)	1,215,400	1,186,896
1.875% due 04/30/2022 (q)(s)	19,200	18,723
1.875% due 08/31/2022 (o)(q)	382,200	371,686
2.000% due 08/31/2021 (q)	423,655	417,273
2.000% due 10/31/2021 (o)(q)	785,300	772,618
2.000% due 11/30/2022	225,000	219,581
2.000% due 04/30/2024 (o)	539,060	519,197
2.000% due 06/30/2024 (o)(s)	165,100	158,817

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.000% due 02/15/2025	$334,228	$319,677
2.000% due 11/15/2026	620,140	584,570
2.125% due 08/31/2020 (q)(s)	76,900	76,492
2.125% due 06/30/2021 (o)(q)(s)	176,400	174,664
2.125% due 08/15/2021 (q)	553,900	547,850
2.125% due 09/30/2021 (q)	509,800	503,939
2.125% due 12/31/2021 (o)(q)	562,600	555,509
2.125% due 06/30/2022 (q)	317,000	311,926
2.125% due 12/31/2022	760,500	745,685
2.125% due 02/29/2024 (o)	1,925,600	1,871,036
2.125% due 03/31/2024	367,100	356,429
2.125% due 07/31/2024 (o)(s)	155,800	150,886
2.125% due 05/15/2025	299,015	287,842
2.250% due 07/31/2021 (o)(q)	771,940	767,053
2.250% due 12/31/2023 (o)	2,874,110	2,815,792
2.250% due 01/31/2024	414,170	405,503
2.250% due 11/15/2024 (o)(s)	965	939
2.250% due 11/15/2025	268,470	259,744
2.250% due 02/15/2027 (o)	521,800	501,245
2.250% due 08/15/2027 (o)	408,560	391,513
2.375% due 08/15/2024	519,235	510,278
2.375% due 05/15/2027 (o)	501,090	485,893
2.750% due 11/15/2023 (o)	1,556,900	1,567,620
2.750% due 02/15/2024 (o)(s)	195,230	196,423
2.750% due 02/28/2024	400	401

Total U.S. Treasury Obligations (Cost $27,743,134)		26,871,694

NON-AGENCY MORTGAGE-BACKED SECURITIES 17.7%
Adjustable Rate Mortgage Trust
2.052% (US0001M + 0.180%) due 08/25/2036 ~	204	145
2.082% (US0001M + 0.210%) due 06/25/2037 ~	749	728
2.372% (US0001M + 0.500%) due 10/25/2035 ~	152	151
2.372% (US0001M + 0.500%) due 03/25/2036 ~	1,114	589
2.412% (US0001M + 0.540%) due 11/25/2035 ~	6,088	5,802
2.412% (US0001M + 0.540%) due 01/25/2036 ~	1,186	1,132
3.022% (US0001M + 1.150%) due 01/25/2035 ~	9,718	8,320
3.461% due 01/25/2036 ^~	314	303
3.494% due 08/25/2036 ~	6,249	3,646
3.501% due 11/25/2035 ^~	856	740
3.544% due 02/25/2036 ~	2,719	2,503
3.592% due 11/25/2035 ^~	253	246
3.593% due 05/25/2035 ~	7,272	7,296
3.639% due 09/25/2035 ~	2,088	1,995
3.682% due 01/25/2036 ~	1,994	1,885
3.723% due 11/25/2035 ^~	2,098	1,969
3.729% due 01/25/2036 ^~	10,249	9,534
3.754% due 07/25/2035 ~	3,186	3,084
3.897% due 03/25/2036 ~	21,559	15,766
American General Mortgage Loan Trust
0.000% due 09/25/2048 «(h)	424,687	432,075
American Home Mortgage Assets Trust
2.062% (US0001M + 0.190%) due 05/25/2046 ^~	15,063	12,732
2.062% (US0001M + 0.190%) due 12/25/2046 ^~	40,675	34,420
2.062% (US0001M + 0.190%) due 06/25/2047 ^~	184	150
2.082% (US0001M + 0.210%) due 10/25/2046 ~	320	234
2.203% (12MTA + 0.920%) due 11/25/2046 ~	123,185	69,440
6.250% due 06/25/2037	11,952	10,627

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
American Home Mortgage Investment Trust
2.172% (US0001M + 0.300%) due 11/25/2045 ~		$401	$365
2.172% (LIBOR01M + 0.300%) due 05/25/2047 ~		5,600	1,150
2.192% due 06/25/2046		14,459	6,543
3.466% (US0006M + 1.500%) due 10/25/2034 ~		2,935	2,901
3.706% (US0012M + 1.500%) due 10/25/2034 ~		118	119
3.793% (US0006M + 1.625%) due 09/25/2035 ~		52,055	38,026
3.961% (US0006M + 1.750%) due 12/25/2035 ~		356	235
3.961% (US0006M + 1.750%) due 11/25/2045 ^~		43,881	34,670
4.168% (US0006M + 2.000%) due 06/25/2045 ~		228	229
4.211% (US0006M + 2.000%) due 02/25/2045 ~		14,729	15,058
5.408% due 09/25/2035		38,402	31,966
Angel Oak Mortgage Trust LLC
4.500% due 11/25/2045		1,278	1,274
Asti Finance SRL
0.329% (EUR006M + 0.600%) due 05/27/2050 ~	EUR	6,514	8,033
AyT Hipotecario FTA
0.000% due 03/18/2035 •		910	1,118
AyT Hipotecario Mixto FTA
0.000% due 09/15/2035 •		805	991
BAMLL Commercial Mortgage Securities Trust
1.116% due 07/05/2043 ~(a)		$4,219	233
3.418% due 07/05/2043		4,588	4,590
Banc of America Alternative Loan Trust
2.272% (US0001M + 0.400%) due 05/25/2035 ^~		1,021	864
2.272% (US0001M + 0.400%) due 06/25/2046 ^~		68	55
5.500% due 07/25/2020 ^		29	27
5.500% due 10/25/2033		8,380	8,574
5.500% due 12/25/2035 ^		170	165
5.792% due 11/25/2021 ^~		426	403
6.000% due 03/25/2021 ^		22	20
6.000% due 06/25/2034		10,117	10,626
6.000% due 07/25/2034		9,876	10,401
6.000% due 11/25/2034		39	41
6.000% due 12/25/2034		42	44
6.000% due 07/25/2035 ^		8,383	8,383
6.000% due 08/25/2035		8,929	8,963
6.000% due 08/25/2035 ^		1,382	1,326
6.000% due 01/25/2036 ^		22,258	21,517
6.000% due 03/25/2036 ^		4,279	4,232
6.000% due 06/25/2046 ^		288	268
6.000% due 07/25/2046 ^		830	753
Banc of America Funding Trust
1.982% (US0001M + 0.160%) due 02/20/2047 ~		8,889	8,627
2.032% due 05/26/2037 ~		35,805	24,644
2.102% (US0001M + 0.280%) due 05/20/2036 ~		97,554	52,392
2.112% (US0001M + 0.290%) due 07/20/2036 ~		2,623	2,641
2.132% (US0001M + 0.310%) due 09/20/2035 ^~		6,225	4,580
2.152% (US0001M + 0.280%) due 07/25/2037 ~		23,430	22,567
2.162% (US0001M + 0.290%) due 07/25/2037 ~		20,001	19,224
2.207% (COF 11 + 1.430%) due 06/20/2035 ^~		958	696

14	See Accompanying Notes

March 31, 2018

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.372% (US0001M + 0.500%) due 07/25/2036 ^~		$58	$47
3.203% due 12/20/2034 ~		382	320
3.608% due 05/25/2035 ~		46	43
3.639% due 09/20/2035 ~		34	33
3.639% due 03/20/2036 ~		574	549
3.683% due 09/20/2035 ^~		480	434
3.685% due 03/20/2035 ~		302	306
3.694% due 10/20/2046 ^~		368	294
3.708% due 11/20/2035 ~		5,076	4,310
3.716% due 05/20/2036 ^~		302	292
3.723% due 09/20/2046 ^~		2,312	2,108
3.745% due 04/20/2035 ~		330	295
3.775% due 03/20/2036 ~		83	78
3.776% due 07/20/2036 ~		7,719	7,666
3.781% due 05/20/2034 ~		703	703
4.028% due 01/20/2047 ^~		217	209
5.500% due 09/25/2034		69	70
5.500% due 01/26/2036		7,787	7,664
5.500% due 01/26/2036 ~		2,938	2,906
5.500% due 03/25/2036 ^		151	146
5.888% due 04/25/2037 ^		531	497
6.000% due 09/25/2036 ^		3,645	3,426
6.000% due 08/25/2037 ^		9,439	9,048
6.000% due 10/26/2037 ~		13,476	12,752
Banc of America Mortgage Trust
3.389% due 12/25/2034 ~		128	129
3.581% due 09/25/2035 ^~		842	823
3.596% due 09/25/2034 ~		2,655	2,633
3.603% due 10/25/2035 ^~		37	36
3.621% due 12/25/2033 ~		118	118
3.621% due 11/25/2035 ^~		414	391
3.641% due 05/25/2035 ^~		9,314	9,272
3.680% due 05/25/2034 ~		524	530
3.685% due 11/25/2035 ^~		286	269
3.691% due 02/25/2036 ^~		4,051	3,804
3.692% due 02/25/2035 ~		432	428
3.699% due 12/25/2033 ~		63	63
3.700% due 07/25/2035 ^~		1,120	1,055
3.705% due 01/25/2034 ~		274	275
3.724% due 08/25/2034 ~		337	339
3.753% due 09/25/2033 ~		3,118	3,098
3.763% due 09/25/2035 ~		67	66
3.772% due 07/25/2034 ~		24	24
3.778% due 06/25/2035 ~		444	422
3.793% due 05/25/2033 ~		24	24
3.797% due 11/20/2046 ^~		56	55
3.818% due 01/25/2036 ^~		282	267
3.829% due 04/25/2034 ~		31	32
3.837% due 04/25/2035 ^~		658	624
3.908% due 03/25/2035 ~		2,472	2,423
3.910% due 02/25/2035 ~		266	264
3.927% due 05/25/2033 ~		3	3
3.939% due 11/25/2034 ~		66	68
3.996% due 03/25/2034 ~		4	4
4.053% due 04/25/2033 ~		114	115
4.220% due 07/20/2032 ~		22	23
4.328% due 03/25/2033 ~		213	213
5.500% due 09/25/2035 ^		286	276
5.500% due 09/25/2035		1,429	1,379
6.000% due 09/25/2037 ^		364	354
6.000% (US0001M + 6.000%) due 07/25/2046 ~		6,979	6,684
6.500% due 10/25/2031		26	28
Bancorp Commercial Mortgage Trust
2.590% due 08/15/2032 ~		13,106	13,124
2.940% due 08/15/2032 ~		7,000	7,014
3.340% due 08/15/2032 ~		4,762	4,780
Bank 2018
0.333% due 02/15/2061 ~(a)		215,517	6,799
Bankinter Fondo de Titulizacion de Activos
0.000% due 12/15/2040 •	EUR	3,421	4,201

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Bayview Commercial Asset Trust
2.152% (LIBOR01M + 0.280%) due 01/25/2037 ~	$94	$87
BCAP LLC
2.577% (US0001M + 0.240%) due 11/26/2036 ~	6,893	3,119
BCAP LLC Trust
1.741% due 08/26/2036 ~	18,972	15,920
1.781% due 06/26/2036 ~	13,687	13,021
1.790% due 07/26/2036 ~	363	288
1.791% (US0001M + 0.170%) due 02/26/2037 ~	7,369	7,164
1.901% (LIBOR01M + 0.280%) due 05/26/2037 ~	13,129	12,513
1.941% (US0001M + 0.320%) due 05/26/2037 ~	20,558	17,187
1.981% due 03/26/2035 ~	2,309	2,088
1.986% due 11/27/2047 ~	56,938	47,855
2.042% (US0001M + 0.170%) due 01/25/2037 ^~	680	647
2.092% (US0001M + 0.220%) due 05/25/2047 ^~	7,755	7,110
3.110% due 11/27/2037 ~	4,254	4,286
3.113% due 06/26/2037 ~	16,831	15,830
3.351% due 05/26/2036 ~	425	419
3.500% due 09/26/2035 ~	43	37
3.512% due 02/26/2036 ~	4,876	4,082
3.517% due 10/26/2035 ~	6,293	4,919
3.546% due 03/26/2035 ~	68	60
3.555% due 12/20/2035 ~	16,524	11,343
3.629% due 10/26/2033 ~	19	16
3.639% due 11/26/2035 ~	1,515	1,462
3.642% due 02/26/2036 ~	67	62
3.757% due 10/26/2035 ~	12,610	12,701
3.765% due 05/26/2047 ~	12,789	11,097
3.793% due 06/26/2035 ~	135	122
4.495% due 01/26/2036 ~	3,583	2,672
5.250% due 02/26/2036 ~	1,412	1,160
5.250% due 04/26/2037	3,232	2,775
5.750% due 04/25/2037	8,343	7,089
5.998% due 08/26/2037 ~	14,760	13,274
6.000% due 07/26/2036 ~	16,991	13,553
6.086% due 04/26/2037 ~	9,154	7,722
6.221% due 08/26/2022 ~	139	124
6.901% due 12/26/2036 ~	11,385	8,842
BCAP Ltd.
3.113% due 06/27/2037 ~	9,835	8,363
Bear Stearns Adjustable Rate Mortgage Trust
3.450% due 02/25/2036 ^~	222	211
3.456% due 11/25/2034 ~	24	23
3.467% due 08/25/2035 ~	26,983	25,871
3.480% due 08/25/2035 ~	991	917
3.523% due 08/25/2047 ^~	2,321	2,272
3.526% due 08/25/2035 ~	10,818	10,950
3.532% due 11/25/2034 ~	1,139	1,117
3.534% due 07/25/2034 ~	337	342
3.544% due 02/25/2036 ^~	1,440	1,425
3.552% due 02/25/2036 ^~	5,918	5,627
3.558% due 01/25/2035 ~	391	387
3.563% due 02/25/2033 ~	5	5
3.577% due 06/25/2047 ^~	8,030	7,928
3.580% due 01/25/2035 ~	1,029	1,043
3.586% due 02/25/2035 ~	2,429	2,462
3.593% due 04/25/2034 ~	1,249	1,240
3.593% due 08/25/2035 ~	2,115	1,965
3.616% due 09/25/2034 ~	3,164	3,181
3.617% due 07/25/2036 ^~	5,070	4,825
3.660% due 03/25/2035 ~	1,094	1,078
3.664% due 08/25/2035 ^~	4,857	4,819
3.670% (H15T1Y + 2.250%) due 02/25/2036 ~	197	198
3.683% due 03/25/2035 ~	440	428
3.687% (US0012M + 1.900%) due 12/25/2046 ~	4,724	4,605
3.765% due 05/25/2047 ^~	774	748
3.773% due 10/25/2033 ~	306	309
3.773% due 05/25/2037 ~	5,105	4,967
3.776% due 08/25/2047 ^~	5,108	5,029
3.791% due 05/25/2034 ~	60	58
3.800% due 10/25/2034 ~	13	13
3.878% due 07/25/2034 ~	1	1

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.920% due 04/25/2034 ~	$671	$677
3.920% due 01/25/2035 ~	94	95
3.968% due 02/25/2036 ^~	133	130
4.125% due 04/25/2034 ~	13	13
4.231% (US0012M + 1.750%) due 08/25/2035 ^~	20,004	18,976
4.368% due 07/25/2034 ~	138	140
4.442% due 11/25/2034 ~	13	12
Bear Stearns ALT-A Trust
2.032% (US0001M + 0.160%) due 02/25/2034 ~	80	75
2.192% (US0001M + 0.320%) due 08/25/2036 ~	22,966	23,254
2.192% (US0001M + 0.320%) due 11/25/2036 ^~	7,416	7,466
2.192% (US0001M + 0.320%) due 06/25/2046 ^~	19,310	18,931
2.202% due 01/25/2034 ~	59	56
2.312% (US0001M + 0.440%) due 07/25/2035 ~	227	229
2.312% (US0001M + 0.440%) due 04/25/2036 ~	9,855	10,534
2.352% (US0001M + 0.480%) due 02/25/2036 ~	5,023	4,806
2.512% (US0001M + 0.640%) due 04/25/2034 ~	341	342
2.512% (US0001M + 0.640%) due 07/25/2034 ~	32	32
2.612% (US0001M + 0.740%) due 11/25/2034 ~	43	43
2.802% (US0001M + 0.930%) due 11/25/2034 ~	17,392	13,271
3.247% due 02/25/2036 ^~	14,312	13,122
3.259% due 04/25/2035 ~	804	752
3.309% due 05/25/2035 ~	2,626	2,538
3.354% due 08/25/2036 ^~	324	265
3.400% due 05/25/2036 ~	19,237	16,151
3.407% due 06/25/2034 ~	1,101	1,111
3.409% due 07/25/2035 ~	59,184	55,250
3.417% due 01/25/2035 ~	166	158
3.427% due 09/25/2035 ^~	1,856	1,526
3.434% due 02/25/2036 ^~	3,148	2,807
3.437% due 02/25/2034 ~	195	200
3.453% due 04/25/2035 ~	1,968	1,958
3.476% due 02/25/2036 ^~	2,562	2,446
3.492% due 09/25/2034 ~	132	130
3.500% due 01/25/2036 ^~	11,204	11,091
3.513% due 01/25/2035 ~	401	335
3.522% (US0001M + 1.650%) due 09/25/2034 ~	6,446	5,269
3.523% due 11/25/2035 ^~	21,827	19,161
3.529% due 04/25/2035 ~	1,641	1,633
3.541% due 11/25/2036 ~	10,911	10,223
3.556% due 08/25/2034 ~	2,292	2,327
3.562% due 11/25/2035 ^~	11,651	9,781
3.571% due 01/25/2036 ~	50,322	49,095
3.589% due 09/25/2035 ~	8,898	7,927
3.597% (US0001M + 1.725%) due 07/25/2034 ~	4,507	4,434
3.637% due 05/25/2036 ^~	13,150	9,827
3.639% due 09/25/2047 ^~	34,412	28,481
3.673% due 10/25/2035 ~	42,274	42,405
3.675% due 09/25/2035 ^~	12,232	10,500
3.688% due 05/25/2035 ~	458	466
3.695% due 01/25/2047 ~	3,653	2,859
3.766% due 03/25/2036 ^~	15,080	13,141
3.795% due 05/25/2036 ^~	42	33
3.858% due 09/25/2034 ~	131	130
3.860% due 08/25/2036 ^~	4,910	3,864
3.930% due 04/25/2035 ~	1,146	1,115
4.002% due 05/25/2036 ~	22,167	16,752
4.674% due 07/25/2035 ^~	18,058	14,996

See Accompanying Notes	15

Schedule of Investments PIMCO Income Fund (Cont.)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Bear Stearns Asset-Backed Securities Trust
2.102% (US0001M + 0.230%) due 04/25/2036 ~		$18,446	$21,576
2.172% (US0001M + 0.300%) due 02/25/2037 ~		23,691	19,851
2.972% (US0001M + 1.100%) due 10/25/2033 ~		144	144
5.500% due 08/25/2035 ~		6,983	6,475
5.750% due 10/25/2033		325	337
6.000% due 06/25/2034		449	454
6.000% due 10/25/2035		10,474	10,177
6.250% due 12/25/2036		17,107	17,184
Bear Stearns Commercial Mortgage Securities Trust
7.000% due 05/20/2030 ~		1,018	1,020
Bear Stearns Deutsche Bank Trust
0.857% due 09/15/2027 ~(a)		69,457	904
Bear Stearns Mortgage Funding Trust
2.042% (US0001M + 0.170%) due 03/25/2037 ~		104,367	94,039
2.052% (US0001M + 0.180%) due 06/25/2037 ~		20,348	19,636
2.072% (US0001M + 0.200%) due 11/25/2036 ^~		41,062	41,180
2.072% (US0001M + 0.200%) due 09/25/2046 ~		27,798	25,449
2.082% (US0001M + 0.210%) due 06/25/2037 ~		113,699	108,956
2.092% (US0001M + 0.220%) due 08/25/2036 ~		23,804	22,841
Bear Stearns Structured Products, Inc. Trust
3.319% due 12/26/2046 ~		273	241
3.633% due 01/26/2036 ~		14,690	13,096
7.000% due 07/25/2037 ~		38,724	28,020
Bella Vista Mortgage Trust
2.058% (LIBOR01M + 0.250%) due 05/20/2045 ~		343	253
Berica ABS SRL
0.000% due 12/31/2055 •	EUR	28,066	34,529
Berica Residential MBS SRL
0.000% (EUR006M + 0.200%) due 03/31/2048 ~		16,379	20,121
Britannia Mortgages PLC
1.000% due 12/20/2048 «	GBP	0	52,568
Britannia Mortgages PLC
0.980% due 12/20/2048 «		432,846	607,734
1.000% due 12/20/2048 «(m)		27,053	14,911
3.280% due 12/20/2048 «		81,159	113,951
Business Mortgage Finance PLC
0.051% (EUR003M + 0.380%) due 08/15/2040 ~	EUR	10,404	12,720
BXP Trust
3.379% due 06/13/2039		$33,700	33,447
CFCRE Commercial Mortgage Trust
1.132% due 04/15/2044 ~(a)		19,101	548
1.203% due 11/10/2049 ~(a)		163,222	12,378
Chase Mortgage Finance Trust
3.332% due 01/25/2036 ^~		954	900
3.371% due 12/25/2037 ^~		968	928
3.460% due 12/25/2035 ^~		882	878
3.541% due 09/25/2036 ^~		27	27
3.606% due 07/25/2037 ~		8	8
3.618% due 03/25/2037 ^~		7,237	7,281
3.683% due 02/25/2037 ~		155	151
3.779% due 07/25/2037 ~		84	85
5.500% due 11/25/2035		1,739	1,703
6.000% due 10/25/2036 ^		803	691

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
6.000% due 12/25/2036	$158	$134
6.000% due 02/25/2037 ^	2,194	1,784
6.000% due 03/25/2037 ^	1,211	1,033
6.000% due 05/25/2037 ^	15,624	12,529
6.000% due 05/25/2037	2,792	2,282
6.250% due 10/25/2036 ^	7,902	6,643
ChaseFlex Trust
2.152% (US0001M + 0.280%) due 05/25/2037 ~	38,903	37,532
2.172% (US0001M + 0.300%) due 07/25/2037 ~	20,691	19,664
2.212% (US0001M + 0.340%) due 08/25/2037 ~	11,612	11,647
4.374% due 08/25/2037 ^	1,526	1,471
4.705% due 09/25/2036 ~	8,976	8,839
6.300% due 06/25/2036 ~	17,115	15,313
Chevy Chase Funding LLC Mortgage-Backed Certificates
2.052% (US0001M + 0.180%) due 05/25/2036 ~	346	340
2.102% (US0001M + 0.230%) due 05/25/2036 ~	676	669
2.172% (US0001M + 0.300%) due 08/25/2035 ~	109	107
2.300% (US0001M + 0.280%) due 01/25/2035 ~	1,104	1,085
Citicorp Mortgage Securities Trust
5.500% due 10/25/2021	49	49
5.500% due 12/25/2021	5	5
5.500% due 06/25/2037	557	560
5.500% due 07/25/2037	464	456
5.750% due 06/25/2036	242	242
6.000% due 08/25/2036	8,493	8,653
Citigroup Commercial Mortgage Trust
1.550% due 10/10/2049 ~(a)	347,198	31,694
1.977% due 09/10/2031 ~(a)	82,715	683
2.627% due 07/15/2032 ~	29,952	29,982
2.877% due 07/15/2029 ~	12,800	12,813
3.027% due 07/15/2032 ~	9,600	9,610
3.349% due 02/10/2049	40,000	39,659
3.368% due 02/10/2049	51,409	51,579
3.627% due 07/15/2032 ~	10,800	10,799
4.277% due 07/15/2032 ~	16,000	16,010
Citigroup Mortgage Loan Trust
0.000% due 09/25/2064 «~	288	281
1.761% (US0001M + 0.140%) due 08/25/2036 ~	29,563	11,353
1.800% (US0001M + 0.210%) due 05/20/2047 ~	15,295	12,075
1.801% (US0001M + 0.180%) due 05/25/2037 ~	28,032	17,028
1.895% due 12/25/2035 ~	8,293	6,364
1.942% (LIBOR01M + 0.070%) due 01/25/2037 ~	397	337
2.122% (US0001M + 0.250%) due 09/25/2036 ~	2,472	2,388
2.414% (US0001M + 0.750%) due 08/25/2035 ~	17,201	15,545
2.822% (US0001M + 0.950%) due 09/25/2037 ~	6,108	4,605
3.081% due 10/25/2046 ~	3,917	3,522
3.128% due 08/25/2035 ~	1,225	1,214
3.352% due 09/25/2037 ~	3,791	3,697
3.430% (H15T1Y + 2.400%) due 05/25/2035 ~	124	125
3.456% due 11/25/2036 ~	7,168	5,468
3.465% due 09/25/2037 ~	5,934	5,574
3.473% due 03/25/2035 ~	8,164	7,096
3.495% due 06/25/2036 ^~	4,622	4,621
3.545% due 08/25/2035 ~	1,172	1,180
3.573% due 07/25/2036 ^~	3,754	3,194
3.588% due 03/25/2037 ^~	2,364	2,146
3.608% due 11/25/2036 ^~	593	573
3.710% (H15T1Y + 2.400%) due 03/25/2036 ^~	854	821
3.740% due 10/25/2035 ^~	62	59
3.742% due 11/25/2036 ^~	12,387	10,853
3.762% due 03/25/2036 ^~	6,985	6,903
3.842% due 09/25/2037 ^~	2,717	2,208
3.866% due 10/25/2035 ^~	4,056	3,337
3.911% due 09/25/2064 ~	156,456	140,095
4.040% due 07/25/2036 ~	9,318	8,225
5.250% due 03/25/2037 ^	4,874	3,808
5.500% due 12/25/2035 ^	66	66
5.750% due 09/25/2021	7,091	6,998
5.750% due 04/25/2047 ^	6,217	5,380

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
6.000% due 12/25/2036 ~		$34,593	$34,287
6.000% due 05/25/2037		4,168	3,223
6.250% due 11/25/2037 ~		2,881	2,320
Citigroup Mortgage Loan Trust, Inc.
3.358% due 12/25/2035 ^~		409	307
3.400% due 02/25/2034 ~		34	33
3.752% due 05/25/2035 ~		515	526
3.889% due 03/25/2034 ~		657	662
6.000% due 05/25/2035		8,333	8,755
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
3.608% due 09/25/2035 ^~		814	719
CitiMortgage Alternative Loan Trust
3.579% (- 1.0*US0001M + 5.450%) due 02/25/2037 ^~(a)		3,723	480
5.500% due 11/25/2021		103	103
5.500% due 04/25/2022 ^		2,553	2,577
5.750% due 12/25/2036 ^		653	613
5.750% due 03/25/2037 ^		1,045	990
6.000% due 07/25/2036 ^		605	587
6.000% due 06/25/2037 ^		7,381	7,212
6.000% due 10/25/2037 ^		4,425	4,189
Clavis Securities PLC
0.000% due 12/15/2031 •	EUR	8,769	10,477
0.776% (BP0003M + 0.170%) due 12/15/2032 ~	GBP	1,059	1,452
CNL Commercial Mortgage Loan Trust
2.277% (LIBOR01M + 0.500%) due 05/15/2031 ~		$867	847
Commercial Mortgage Pass-Through Certificates
3.955% due 02/10/2047		3,400	3,520
Commercial Mortgage Trust
0.151% due 04/10/2047 ~(a)		58,814	610
0.273% due 05/25/2019 ~(a)		851,488	1,545
1.212% due 08/10/2047 ~(a)		255,012	12,735
1.478% due 10/10/2049 ~(a)		230,157	19,659
1.921% due 07/10/2046 ~(a)		46,383	1,618
3.140% due 10/10/2036		13,000	12,608
3.318% (LIBOR01M + 1.600%) due 02/13/2032 ~		4,000	4,007
3.546% due 06/10/2047		8,600	8,741
3.550% due 02/10/2049		22,000	22,436
Core Industrial Trust
3.040% due 02/10/2034		47,820	47,847
Countrywide Alternative Loan Resecuritization Trust
4.508% due 08/25/2037 ^~		1,484	1,119
6.000% due 11/25/2034		2,073	2,148
6.000% due 05/25/2036 ^		104	87
6.000% due 08/25/2037 ^~		1,373	1,105
Countrywide Alternative Loan Trust
1.992% (US0001M + 0.120%) due 06/25/2036 ~		2,094	1,914
1.992% (US0001M + 0.120%) due 11/25/2036 ~		16,625	15,871
2.002% (US0001M + 0.180%) due 02/20/2047 ^~		25,295	20,744
2.012% (US0001M + 0.140%) due 06/25/2037 ~		24,953	23,765
2.012% (US0001M + 0.190%) due 03/20/2047 ~		39,710	33,915
2.014% (US0001M + 0.350%) due 09/25/2034 ~		357	327
2.017% (US0001M + 0.195%) due 12/20/2046 ^~		61,141	52,196
2.022% (US0001M + 0.200%) due 07/20/2046 ^~		11,285	8,362

16	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.032% (US0001M + 0.160%) due 06/25/2036 ~	$27,134	$21,971
2.032% (US0001M + 0.160%) due 11/25/2036 ~	26,181	23,627
2.032% (US0001M + 0.160%) due 01/25/2037 ~	42,778	37,475
2.032% (US0001M + 0.210%) due 05/20/2046 ^~	40,260	33,932
2.032% (US0001M + 0.160%) due 07/25/2046 ~	16,329	14,735
2.032% (US0001M + 0.210%) due 09/20/2046 ~	6,485	4,947
2.032% (US0001M + 0.160%) due 12/25/2046 ^~	3,662	3,609
2.032% (US0001M + 0.160%) due 09/25/2047 ~	39,642	38,542
2.042% (US0001M + 0.170%) due 11/25/2036 ~	13,230	12,647
2.042% (US0001M + 0.170%) due 01/25/2037 ^~	10,907	10,652
2.052% (US0001M + 0.180%) due 11/25/2036 ~	16,773	15,908
2.052% (US0001M + 0.180%) due 05/25/2047 ~	12,564	12,272
2.062% (US0001M + 0.190%) due 09/25/2046 ^~	53,571	48,930
2.062% (US0001M + 0.190%) due 10/25/2046 ~	4,871	4,672
2.072% (US0001M + 0.200%) due 02/25/2036 ~	3,023	2,675
2.082% (US0001M + 0.210%) due 05/25/2035 ~	1,329	1,269
2.082% (US0001M + 0.210%) due 07/25/2046 ~	10,488	10,355
2.082% (US0001M + 0.210%) due 04/25/2047 ~	23,471	21,313
2.092% (US0001M + 0.220%) due 05/25/2035 ~	4,882	4,282
2.092% (US0001M + 0.220%) due 09/25/2047 ~	28,220	25,246
2.122% (US0001M + 0.250%) due 12/25/2035 ~	12,475	10,211
2.132% (US0001M + 0.260%) due 08/25/2035 ~	15,301	10,256
2.142% (US0001M + 0.320%) due 11/20/2035 ~	11,782	10,966
2.142% (US0001M + 0.270%) due 02/25/2036 ~	2,010	1,771
2.152% (US0001M + 0.330%) due 11/20/2035 ~	46,033	44,992
2.152% (US0001M + 0.280%) due 12/25/2035 ~	527	506
2.152% (US0001M + 0.280%) due 02/25/2037 ~	25,313	23,030
2.162% (US0001M + 0.290%) due 11/25/2035 ~	3,805	3,362
2.162% (US0001M + 0.290%) due 02/25/2036 ^~	13,788	11,568
2.162% (US0001M + 0.290%) due 05/25/2036 ~	9,159	8,262
2.182% (US0001M + 0.310%) due 08/25/2035 ^~	1,808	1,551
2.182% (US0001M + 0.310%) due 11/25/2035 ~	5,806	5,459
2.202% (US0001M + 0.330%) due 09/25/2035 ~	5,235	4,808
2.222% (US0001M + 0.350%) due 09/25/2035 ~	399	375
2.222% (US0001M + 0.350%) due 12/25/2035 ^~	24,253	20,852
2.242% (US0001M + 0.370%) due 02/25/2037 ^~	538	225
2.272% (US0001M + 0.400%) due 08/25/2035 ~	1,760	1,276
2.272% (US0001M + 0.400%) due 06/25/2036 ^~	116	78
2.283% (12MTA + 1.000%) due 12/25/2035 ~	12,814	11,869
2.372% (US0001M + 0.500%) due 12/25/2035 ^~	3,434	2,521
2.372% (US0001M + 0.500%) due 04/25/2036 ~	9,815	5,925
2.383% (12MTA + 1.100%) due 08/25/2035 ^~	154	112
2.392% (US0001M + 0.520%) due 07/25/2035 ~	514	510
2.397% due 05/25/2035 ~	5,200	3,686
2.422% (US0001M + 0.550%) due 11/25/2035 ~	6,102	4,453

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.492% (US0001M + 0.620%) due 10/25/2035 ~	$96	$87
2.532% (US0001M + 0.660%) due 10/25/2035 ~	2,653	2,241
2.593% (12MTA + 1.310%) due 07/20/2035 ~	6,032	5,976
2.642% (US0001M + 0.770%) due 11/25/2035 ~	6,305	6,016
2.672% (US0001M + 0.800%) due 01/25/2036 ^~	3,425	2,994
2.683% (12MTA + 1.400%) due 08/25/2035 ~	322	329
2.843% (12MTA + 1.560%) due 08/25/2035 ~	7,197	7,027
2.872% (US0001M + 1.000%) due 08/25/2035 ^~	6,398	4,676
2.892% (US0001M + 1.020%) due 10/25/2034 ~	9,423	8,473
2.928% (12MTA + 1.645%) due 06/25/2035 ~	461	432
3.079% (- 1.0*US0001M + 4.950%) due 11/25/2035 ~(a)	6,102	634
3.229% (- 1.0*US0001M + 5.100%) due 11/25/2035 ^~(a)	5,987	558
3.333% (12MTA + 2.050%) due 10/20/2035 ~	31,973	24,560
3.353% (12MTA + 2.070%) due 10/20/2035 ~	26,420	21,970
3.370% due 12/25/2035 ~	189	182
3.379% (- 1.0*US0001M + 5.250%) due 06/25/2036 ^~(a)	14,398	1,804
3.402% due 11/25/2035 ^~	562	509
3.411% due 12/25/2034 ~	12,763	13,022
3.411% due 08/25/2036 ~	1,096	1,127
3.439% due 06/25/2037 ~	199	173
3.442% due 12/25/2035 ^~	826	763
3.447% (US0001M + 1.575%) due 02/25/2035 ~	10,010	9,779
3.482% due 08/25/2034 ^~	9,277	8,805
3.489% due 06/25/2047 ~	9,224	8,581
3.522% (US0001M + 1.650%) due 08/25/2034 ~	6,331	6,094
3.522% (US0001M + 1.650%) due 10/25/2034 ~	7,642	7,052
3.540% (US0012M + 1.700%) due 03/25/2047 ^~	10,607	9,348
3.683% due 02/25/2037 ^~	1,772	1,727
3.848% due 12/25/2034 ~	8	8
4.750% due 08/25/2018	521	390
4.974% due 07/25/2021 ^~	11	10
5.000% due 08/25/2035 ^	1,904	1,739
5.250% due 02/25/2021 ^	217	214
5.500% due 03/25/2035	5,000	4,797
5.500% due 05/25/2035	1,000	920
5.500% due 06/25/2035 ^	318	305
5.500% due 07/25/2035 ^	113	106
5.500% due 08/25/2035	8,132	7,897
5.500% due 09/25/2035	52,787	50,857
5.500% due 11/25/2035 ^	11,362	10,738
5.500% due 11/25/2035	5,577	5,201
5.500% due 12/25/2035 ^	6,616	5,611
5.500% due 01/25/2036	29,693	29,170
5.500% due 02/25/2036 ^	1,143	1,023
5.500% due 02/25/2036	59,806	53,373
5.750% due 05/25/2036	512	407
5.750% due 06/25/2036 ^	6,675	5,840
5.750% due 03/25/2037	7,066	6,317
5.750% due 07/25/2037 ^	1,561	1,400
5.750% due 04/25/2047 ^	3,615	3,135
6.000% due 02/25/2035	37,011	36,274
6.000% due 02/25/2036 ^	54	42
6.000% due 02/25/2036	70,148	61,213
6.000% due 03/25/2036 ^	3,510	2,894
6.000% due 03/25/2036	13,745	11,334
6.000% due 04/25/2036 ^	17,527	13,851
6.000% due 05/25/2036 ^	11,543	9,592
6.000% due 05/25/2036	5,476	4,547
6.000% due 06/25/2036	13,699	11,728
6.000% due 07/25/2036	16,991	14,813
6.000% due 08/25/2036 ^	7,725	6,888
6.000% due 01/25/2037 ^	2,162	2,123
6.000% due 02/25/2037 ^	4,876	3,336
6.000% due 03/25/2037 ^	4,433	3,412
6.000% due 04/25/2037 ^	10,340	7,670
6.000% due 04/25/2037	2,384	2,064
6.000% due 05/25/2037 ^	17,619	13,284
6.000% due 06/25/2037 ^	814	657

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
6.000% due 08/25/2037 ^~	$8,714	$7,133
6.250% due 11/25/2036	6,004	4,925
6.250% due 12/25/2036 ^	4,519	3,303
6.250% due 11/25/2046 ^	3,305	2,802
6.500% due 05/25/2036 ^	4,059	3,165
6.500% due 06/25/2036 ^	1,361	1,071
6.500% due 08/25/2036 ^	3,596	2,394
6.500% due 09/25/2036 ^	6,222	5,261
6.500% due 09/25/2036	2,468	2,043
6.500% due 12/25/2036 ^	3,642	2,734
6.500% due 08/25/2037 ^	12,669	9,618
6.500% due 09/25/2037 ^	24,218	17,456
6.500% due 11/25/2037 ^	12,125	9,528
7.000% due 08/25/2034 ^	257	266
7.000% due 09/25/2036	31,514	18,438
7.250% due 08/25/2032	221	238
7.500% due 12/25/2034 ^	127	73
Countrywide Asset-Backed Certificates
2.112% (US0001M + 0.240%) due 04/25/2036 ~	15,852	12,887
2.372% (US0001M + 0.500%) due 03/25/2036 ~	11,893	10,849
Countrywide Home Loan Mortgage Pass-Through Trust
2.072% (US0001M + 0.200%) due 04/25/2046 ~	615	565
2.142% (US0001M + 0.270%) due 04/25/2035 ~	4,955	4,930
2.212% (US0001M + 0.340%) due 03/25/2036 ~	25	6
2.222% (US0001M + 0.350%) due 02/25/2036 ^~	10	4
2.332% (US0001M + 0.460%) due 05/25/2035 ~	500	463
2.372% (US0001M + 0.500%) due 05/25/2036 ^~	4,105	2,851
2.412% (US0001M + 0.540%) due 03/25/2035 ~	712	687
2.452% (US0001M + 0.580%) due 02/25/2035 ~	29	21
2.452% (US0001M + 0.580%) due 04/25/2035 ~	8,569	8,171
2.472% (US0001M + 0.600%) due 03/25/2035 ~	1,728	1,611
2.472% (US0001M + 0.600%) due 05/25/2035 ~	13,612	12,715
2.512% (US0001M + 0.640%) due 03/25/2035 ~	30,436	27,176
2.532% (US0001M + 0.660%) due 02/25/2035 ~	1,014	933
2.539% due 02/25/2035 ~	10,258	8,646
2.552% (US0001M + 0.680%) due 02/25/2035 ~	1,516	1,473
2.580% due 04/25/2035 ~	934	852
2.612% (US0001M + 0.740%) due 02/25/2035 ~	11,356	10,987
2.613% due 03/25/2035 ^~	445	394
2.632% (US0001M + 0.760%) due 09/25/2034 ~	212	210
3.080% due 04/20/2036 ^~	791	734
3.112% due 07/25/2034 ~	198	199
3.148% due 06/20/2034 ~	721	727
3.242% due 05/20/2036 ^~	5,402	5,064
3.255% due 05/20/2036 ^~	5,785	4,719
3.306% due 03/25/2037 ^~	345	315
3.307% due 09/25/2034 ^~	63	50
3.309% due 05/20/2036 ^~	3,508	3,237
3.333% due 06/20/2036 ~	12,348	11,024
3.383% due 08/20/2035 ^~	61	58
3.402% due 09/20/2036 ^~	1,696	1,478
3.412% due 08/25/2034 ~	63	62
3.412% due 08/25/2034 ^~	17	16
3.414% due 05/20/2034 ~	103	103
3.415% due 11/20/2035 ~	37,498	31,956
3.450% due 02/25/2047 ^~	10,656	9,649
3.462% (US0012M + 1.750%) due 02/20/2036 ^~	4,698	4,184
3.472% due 01/25/2036 ~	9,710	8,909
3.472% due 01/25/2036 ^~	3,040	2,789
3.473% due 09/25/2047 ^~	2,708	2,553
3.477% due 02/25/2034 ~	321	319
3.479% (US0012M + 1.750%) due 02/20/2036 ^~	1,047	977
3.481% due 04/25/2035 ^~	229	212
3.503% due 09/25/2034 ~	459	446
3.511% due 11/20/2034 ~	336	344
3.520% due 02/20/2035 ~	1,719	1,740
3.524% due 09/25/2037 ^~	6,225	6,036
3.536% due 10/20/2035 ^~	1,386	1,285
3.536% due 10/20/2035 ~	5,809	5,384

See Accompanying Notes	17

Schedule of Investments PIMCO Income Fund (Cont.)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.537% (US0012M + 1.750%) due 02/20/2036 ^~	$1,144	$1,052
3.549% due 12/19/2033 ~	24	25
3.558% due 05/20/2035 ~	2,371	2,322
3.560% due 10/25/2033 ~	147	148
3.560% due 09/20/2034 ~	236	221
3.565% due 09/25/2033 ~	2,921	2,935
3.570% due 11/20/2035 ~	3,257	2,613
3.586% due 05/25/2034 ~	169	169
3.592% (US0012M + 1.750%) due 02/20/2036 ^~	19,379	15,797
3.641% due 06/25/2047 ^~	14,997	14,162
3.647% due 02/25/2034 ~	17	17
3.700% due 04/25/2037 ~	4,363	4,303
3.707% due 11/19/2033 ~	11	12
3.710% due 12/25/2033 ~	148	152
3.825% due 06/25/2033 ~	94	94
3.838% due 07/19/2033 ~	750	739
3.840% due 03/25/2035 ~	817	810
4.013% due 05/19/2033 ~	140	142
5.250% due 12/25/2027 ^	1,156	1,111
5.250% due 07/25/2034	496	493
5.500% due 04/25/2035	57	55
5.500% due 08/25/2035 ^	4,347	3,997
5.500% due 08/25/2035	571	524
5.500% due 09/25/2035 ^	3,486	3,433
5.500% due 10/25/2035	167	161
5.500% due 10/25/2035 ^	498	483
5.500% due 11/25/2035 ^	594	530
5.500% due 01/25/2036	1,723	1,644
5.750% due 08/25/2034	362	362
5.750% due 02/25/2036 ^	959	816
5.750% due 02/25/2037 ^	448	398
5.750% due 03/25/2037 ^	4,477	3,892
5.750% due 05/25/2037 ^	701	619
5.750% due 07/25/2037 ^	4,446	4,109
5.850% due 05/25/2036 ^	4,660	4,009
6.000% due 12/25/2035 ^	32	29
6.000% due 02/25/2037 ^	11,909	10,256
6.000% due 03/25/2037 ^	7,818	6,870
6.000% due 04/25/2037 ^	561	478
6.000% due 05/25/2037 ^	5,404	4,437
6.000% due 07/25/2037 ^	3,776	3,210
6.000% due 07/25/2037	8,078	6,678
6.000% due 08/25/2037 ^	1,593	1,415
6.000% due 09/25/2037	3,769	3,452
6.000% due 10/25/2037 ^	234	223
6.000% due 01/25/2038 ^	15,264	12,772
6.250% due 09/25/2036 ^	4,176	3,484
6.250% due 10/25/2036 ^	172	148
6.500% due 11/25/2036 ^	17,203	14,263
6.500% due 05/25/2037 ^	372	315
6.500% due 10/25/2037 ^	29,672	25,315
6.500% due 11/25/2037 ^	5,889	4,711
6.500% due 12/25/2037	32,086	26,462
6.500% due 11/25/2047	19,484	17,180
Countrywide Home Loan Reperforming REMIC Trust
2.272% (US0001M + 0.400%) due 09/25/2035 ~	2,030	1,796
Credit Suisse First Boston Mortgage Securities Corp.
0.243% due 05/15/2023 ~(a)	49,612	222
2.522% (US0001M + 0.650%) due 11/25/2031 ~	712	645
2.522% (US0001M + 0.650%) due 09/25/2035 ^~	5,476	4,480
3.022% (US0001M + 1.150%) due 11/25/2034 ~	10,639	9,501
3.680% due 04/25/2034 ~	27	28
5.250% due 09/25/2035 ^	1,212	1,123
5.750% due 04/22/2033	37	39
6.000% due 01/25/2036	4,263	3,828
6.500% due 01/25/2036	549	361
7.000% due 01/25/2036 ^	5,173	2,033
Credit Suisse First Boston Mortgage-Backed Pass-through Trust
3.093% due 07/25/2033 ~	60	61
3.577% due 10/25/2033 ~	75	75
5.500% due 10/25/2035	8,639	8,067
5.500% due 10/25/2035 ^	336	304
6.000% due 11/25/2035 ^	286	168
Credit Suisse Mortgage Capital Certificates
0.692% due 04/27/2037	18,047	12,117
1.841% (US0001M + 0.220%) due 05/27/2037 ~	15,832	12,829
1.911% (US0001M + 0.290%) due 07/27/2037 ~	1,165	1,004
3.075% (US0001M + 1.500%) due 09/27/2037 ~	12,912	12,967

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.456% due 11/26/2036 ~	$7,309	$5,916
3.474% due 04/26/2038 ~	13,264	13,224
3.593% due 04/26/2047 ~	13,325	8,159
3.594% due 09/26/2036 ~	3,647	3,412
3.656% due 08/27/2037 ~	25,236	22,133
4.000% due 08/27/2037 ~	34,940	34,025
6.000% due 04/26/2037 ~	16,877	16,261
6.000% due 05/27/2037	555	569
6.049% due 02/27/2047	144,001	99,000
7.000% due 08/26/2036	5,397	4,944
Credit Suisse Mortgage Capital Mortgage-Backed Trust
2.372% (US0001M + 0.500%) due 07/25/2036 ~	22,846	14,608
5.000% due 04/25/2037	1,258	1,189
5.500% due 03/25/2037 ^	736	677
6.000% due 08/25/2036 ^	6,025	5,068
6.000% due 02/25/2037 ^	3,026	2,755
6.000% due 06/25/2037	2,623	1,381
6.250% due 08/25/2036 ^	1,318	1,100
Credit Suisse Mortgage Capital Trust
0.000% due 04/25/2048 «(h)	1,300	1,302
0.000% due 07/25/2057 «(h)	1,360	1,355
1.871% due 02/27/2036 ~	52	52
3.222% due 07/25/2057 «~	1,120,823	1,035,989
3.532% due 04/25/2048 «~	266,648	245,792
4.790% due 05/27/2053 ~	94,858	93,993
CSAIL Commercial Mortgage Trust
3.224% due 06/15/2057	1,000	996
3.617% due 11/15/2048	18,000	18,228
CSMC Trust
1.000% due 07/25/2045 «(c)	888,159	902,694
DBUBS Mortgage Trust
0.723% due 11/10/2046 ~(a)	51,275	737
1.113% due 07/10/2044 ~(a)	90,611	2,497
Deutsche ALT-A Securities, Inc.
2.002% (US0001M + 0.130%) due 08/25/2047 ~	83,997	79,753
2.012% (LIBOR01M + 0.140%) due 07/25/2047 ~	17,432	16,608
2.022% (US0001M + 0.150%) due 03/25/2037 ^~	30,420	27,702
2.022% (US0001M + 0.150%) due 02/25/2047 ~	2,446	2,071
2.032% (US0001M + 0.160%) due 01/25/2047 ~	8,604	8,350
2.042% (US0001M + 0.170%) due 02/25/2037 ~	9,323	9,075
2.053% (12MTA + 0.770%) due 04/25/2047 ~	24,931	23,169
2.062% (US0001M + 0.190%) due 08/25/2036 ~	4,414	3,969
2.062% (US0001M + 0.190%) due 10/25/2036 ~	20,773	11,486
2.062% (US0001M + 0.190%) due 08/25/2047 ~	26,239	25,004
2.072% (US0001M + 0.200%) due 02/25/2047 ~	8,551	8,257
2.152% (US0001M + 0.280%) due 08/25/2036 ~	19,890	17,969
2.172% (US0001M + 0.300%) due 04/25/2037 ~	29,148	19,567
2.222% (US0001M + 0.350%) due 06/25/2037 ^~	70,205	58,277
2.622% (US0001M + 0.750%) due 10/25/2047 ~	52,179	46,043
3.222% (US0001M + 1.350%) due 11/25/2035 ~	8,595	9,595
3.654% due 10/25/2035 ~	672	626
5.000% due 10/25/2018	42	42
5.250% due 09/25/2035 ~	6,481	6,284
5.500% due 11/25/2035 ^~	145	149
5.500% due 12/25/2035 ^	3,335	3,033
Deutsche ALT-B Securities, Inc.
5.431% due 02/25/2036 ~	4,241	4,122
5.530% due 02/25/2036 ~	7,290	7,085
5.627% due 06/25/2036 ~	15,977	15,533
5.650% due 10/25/2036 ~	24,025	22,861
5.869% due 10/25/2036 ^	1,679	1,598
5.886% due 10/25/2036 ^	265	252
5.900% due 10/25/2036 ~	10,402	9,897
6.100% due 10/25/2036	7,159	6,809
6.420% due 07/25/2036 ^~	7,992	7,218

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
3.500% due 06/25/2034 ~		$14	$13
Downey Savings & Loan Association Mortgage Loan Trust
1.988% (US0001M + 0.180%) due 04/19/2047 ^~		124	103
2.018% (US0001M + 0.210%) due 03/19/2045 ~		1,237	1,203
2.058% (US0001M + 0.250%) due 02/19/2045 ~		5,161	5,079
2.138% (US0001M + 0.330%) due 09/19/2045 ~		2,524	2,076
2.588% (US0001M + 0.780%) due 11/19/2044 ~		3,751	3,674
2.608% (US0001M + 0.800%) due 11/19/2044 ~		130	122
2.628% (US0001M + 0.820%) due 09/19/2044 ~		6,968	6,957
3.447% due 07/19/2044 ~		720	728
3.462% due 07/19/2044 ~		27	27
E-MAC NL BV
1.932% (EUR003M + 0.180%) due 07/25/2036 ~	EUR	557	665
EMF-UK PLC
1.584% (BP0003M + 0.980%) due 03/13/2046 ~	GBP	33,054	46,699
Eurosail PLC
0.000% due 09/10/2044 •	EUR	1,505	1,849
0.000% due 03/13/2045 •		1,240	1,517
0.762% (BP0003M + 0.160%) due 12/10/2044 ~	GBP	6,613	9,213
0.764% (BP0003M + 0.160%) due 03/13/2045 ~		3,646	5,075
0.766% (BP0003M + 0.160%) due 12/15/2044 ~		756	1,053
1.004% (BP0003M + 0.400%) due 09/13/2045 ~		52,372	73,107
1.374% (BP0003M + 0.770%) due 09/13/2045 ~		45,508	62,930
1.554% (BP0003M + 0.950%) due 06/13/2045 ~		7,326	10,263
First Horizon Alternative Mortgage Securities Trust
2.242% (US0001M + 0.370%) due 02/25/2037 ~		$284	172
2.622% (US0001M + 0.750%) due 04/25/2036 ^~		2,398	1,585
3.149% due 12/25/2035 ~		3,551	3,246
3.165% due 08/25/2035 ^~		2,265	2,052
3.271% due 01/25/2036 ^~		7,113	5,799
3.320% due 02/25/2036 ~		253	219
3.333% due 08/25/2034 ~		604	602
3.375% due 08/25/2035 ~		16	15
3.396% due 09/25/2035 ^~		2,803	2,710
3.404% due 02/25/2035 ~		1,761	1,746
3.447% due 04/25/2036 ^~		2,999	2,837
3.492% due 03/25/2035 ~		860	832
3.545% due 04/25/2035 ~		4,021	4,037
3.679% (- 1.0*US0001M + 5.550%) due 04/25/2037 ^~(a)		4,187	568
5.250% due 02/25/2021 ^		185	185
5.750% due 02/25/2036 ^		4,744	3,869
6.000% due 07/25/2036 ^		58	50
6.000% due 07/25/2036		3,143	2,664
6.000% due 08/25/2036 ^		6,907	5,802
6.000% due 11/25/2036		1,694	1,211
6.250% due 11/25/2036		3,265	2,403
6.250% due 08/25/2037 ^		152	124

18	See Accompanying Notes

March 31, 2018

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
First Horizon Asset Securities, Inc.
6.250% due 11/25/2037 ^		$177	$147
First Horizon Mortgage Pass-Through Trust
3.221% due 10/25/2034 ~		9	9
3.261% due 08/25/2035 ~		124	106
3.343% due 10/25/2035 ^~		2,282	2,193
3.474% due 11/25/2037 ^~		142	134
3.599% due 10/25/2034 ~		225	225
3.657% due 01/25/2037 ^~		1,405	1,292
3.680% due 05/25/2036 ~		1,914	1,708
3.750% due 10/25/2035 ~		259	218
3.767% due 02/25/2035 ~		359	360
3.885% due 05/25/2037 ^~		4,226	3,575
5.250% due 05/25/2021 ^		247	175
5.500% due 04/25/2022		39	39
5.750% due 05/25/2037 ^		320	250
Fondo de Titulizacion de Activos UCI
0.872% (EUR003M + 1.200%) due 06/19/2035 ~	EUR	225	264
Fondo de Titulizacion Hipotecaria UCI
0.000% due 06/22/2036 •		1,464	1,765
Fremont Home Loan Trust
2.697% (US0001M + 0.825%) due 01/25/2034 ~		$2,539	2,521
GE Business Loan Trust
1.460% due 11/15/2034		4,267	4,189
GMAC Commercial Mortgage Asset Corp.
5.550% due 08/10/2038		9,296	9,369
GMAC Commercial Mortgage Securities, Inc.
5.336% due 04/10/2040 ~		824	830
GMAC Mortgage Corp. Loan Trust
3.699% due 11/19/2035 ~		406	389
3.741% due 11/19/2035 ^~		1,643	1,498
3.810% due 03/18/2035 ~		16	16
3.812% due 11/19/2035 ~		439	422
3.943% due 05/25/2035 ~		151	150
3.961% due 03/18/2035 ~		2,498	2,520
4.321% due 03/18/2035 ~		1,272	1,293
Great Hall Mortgages PLC
0.000% due 06/18/2038 •	EUR	373	455
0.000% due 03/18/2039 •		5,086	6,204
2.308% (US0003M + 0.130%) due 06/18/2039 ~		$2,066	2,029
Grecale RMBS SRL
0.173% (EUR003M + 0.500%) due 01/27/2061 ~	EUR	14,906	18,365
GreenPoint Mortgage Funding Trust
2.032% (US0001M + 0.160%) due 02/25/2037 ^~		$30,166	29,684
2.052% (US0001M + 0.180%) due 01/25/2037 ~		12,284	11,584
2.072% (US0001M + 0.200%) due 03/25/2047 ~		23,764	22,470
2.082% (US0001M + 0.210%) due 04/25/2036 ~		20,924	19,217
2.112% (US0001M + 0.240%) due 08/25/2045 ~		425	400
2.192% (US0001M + 0.320%) due 09/25/2046 ^~		4,510	3,230
2.392% (US0001M + 0.520%) due 10/25/2045 ~		788	780
2.412% (US0001M + 0.540%) due 11/25/2045 ~		87	77
2.492% (US0001M + 0.620%) due 10/25/2045 ~		5,130	4,681
Grifonas Finance PLC
0.009% (EUR006M + 0.280%) due 08/28/2039 ~	EUR	34,345	38,076
GS Mortgage Securities Corp.
0.207% due 05/03/2032 ~(a)		$179,000	3,134
3.120% due 05/10/2050		2,700	2,694
GS Mortgage Securities Corp. Trust
2.856% due 05/10/2034		47,500	46,947

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
GS Mortgage Securities Trust
0.114% due 12/10/2043 ~(a)	$87,390	$282
0.209% due 12/10/2043 ~(a)	35,931	195
0.595% due 11/10/2049 ~(a)	169,805	6,026
0.671% due 03/10/2044 ~(a)	15,274	248
0.713% due 08/10/2046 ~(a)	116,486	3,202
1.352% due 08/10/2044 ~(a)	12,857	460
1.374% due 08/10/2043 ~(a)	129,806	3,274
1.954% due 01/10/2045 ~(a)	6,101	362
2.220% due 05/10/2045 ~(a)	59,754	3,393
3.278% due 10/10/2048	6,278	6,290
3.365% due 11/10/2047	7,545	7,621
3.801% due 01/10/2047	10,550	10,799
4.548% due 12/10/2043 ~	7,000	6,679
GSC Capital Corp. Mortgage Trust
2.072% (US0001M + 0.200%) due 02/25/2036 ~	12,069	11,493
GSMPS Mortgage Loan Trust
2.222% (US0001M + 0.350%) due 01/25/2035 ~	30,407	28,789
2.272% (US0001M + 0.400%) due 06/25/2034 ~	47,640	43,533
7.086% due 10/20/2032 ~	18,583	19,365
GSMSC Pass-Through Trust
7.500% due 09/25/2036 ^~	909	683
7.500% due 10/25/2036 ~	1,330	946
GSMSC Resecuritization Trust
1.756% (US0001M + 0.135%) due 02/26/2037 ~	34,046	27,223
1.761% (LIBOR01M + 0.140%) due 04/26/2037 ~	56,017	23,675
1.791% (US0001M + 0.170%) due 08/26/2033 ~	3,808	3,743
2.012% (US0001M + 0.140%) due 10/26/2036 ~	12,132	9,396
GSR Mortgage Loan Trust
2.132% (US0001M + 0.260%) due 08/25/2046 ~	43,691	27,651
2.322% (US0001M + 0.450%) due 07/25/2037 ^~	235	126
2.910% (H15T1Y + 1.750%) due 04/25/2032 ~	25	23
3.339% due 12/25/2034 ~	483	270
3.465% due 08/25/2034 ~	1,802	1,775
3.513% due 03/25/2037 ^~	3,182	3,061
3.524% due 09/25/2035 ~	1,512	1,528
3.524% due 04/25/2036 ~	1,758	1,593
3.554% due 07/25/2035 ~	3,386	3,284
3.560% due 08/25/2034 ~	541	539
3.596% due 08/25/2034 ~	40	39
3.635% due 05/25/2035 ~	1,927	1,900
3.639% due 11/25/2035 ~	67	67
3.641% due 11/25/2035 ~	56	57
3.658% due 01/25/2036 ^~	6,579	6,529
3.696% due 07/25/2035 ~	865	854
3.737% due 09/25/2034 ~	28	28
3.753% due 05/25/2035 ~	1,757	1,661
3.775% due 01/25/2035 ~	1,039	1,028
3.777% due 01/25/2036 ^~	137	134
3.782% due 10/25/2035 ^~	3,646	3,452
3.850% due 04/25/2035 ~	83	84
3.858% due 11/25/2035 ~	306	264
3.871% due 05/25/2035 ~	9,270	9,025
3.886% due 04/25/2035 ~	216	216
3.899% due 07/25/2035 ~	2,222	1,993
5.000% due 07/25/2036	567	572
5.500% due 03/25/2036 ^	2,318	2,609
5.500% due 03/25/2036	1,113	1,190
5.500% due 06/25/2036 ^	34	64
5.500% due 01/25/2037 ^	3,845	4,516
5.750% due 02/25/2036 ^	751	728
5.750% due 02/25/2037 ^	74	87
6.000% due 02/25/2021 ^	1,487	1,292
6.000% due 11/25/2035	377	307
6.000% due 02/25/2036 ^	743	622
6.000% due 06/25/2036 ^	1,868	2,228
6.000% due 09/25/2036 ^	2,066	1,630
6.000% due 01/25/2037 ^	111	104
6.250% due 10/25/2036 ^	31,159	30,889
6.500% due 09/25/2036 ^	1,930	1,588
6.500% due 10/25/2036 ^	1,162	1,035

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
HarborView Mortgage Loan Trust
1.978% (US0001M + 0.170%) due 12/19/2036 ^~	$165	$150
1.988% (US0001M + 0.180%) due 11/19/2036 ~	9,897	9,650
1.988% (US0001M + 0.180%) due 07/19/2046 ^~	236	156
1.998% (LIBOR01M + 0.190%) due 09/19/2037 ~	19,179	17,929
1.998% (US0001M + 0.190%) due 02/19/2046 ~	3,563	3,496
2.018% (US0001M + 0.210%) due 11/19/2036 ~	9,291	7,800
2.028% (US0001M + 0.220%) due 07/19/2047 ~	13,543	13,259
2.048% (US0001M + 0.240%) due 12/19/2036 ^~	5,254	4,899
2.102% (US0001M + 0.280%) due 10/20/2045 ~	13,805	11,872
2.118% (US0001M + 0.310%) due 11/19/2035 ~	1,996	1,890
2.118% (US0001M + 0.310%) due 08/19/2045 ~	788	780
2.133% (12MTA + 0.850%) due 12/19/2036 ^~	14,571	14,007
2.138% (US0001M + 0.330%) due 09/19/2035 ~	2,971	2,691
2.288% (US0001M + 0.480%) due 01/19/2036 ^~	1,044	768
2.308% (US0001M + 0.500%) due 01/19/2036 ~	776	613
2.368% (US0001M + 0.560%) due 02/19/2036 ~	8,507	7,301
2.388% (US0001M + 0.580%) due 07/19/2045 ~	75	58
2.448% (US0001M + 0.640%) due 01/19/2035 ~	344	318
2.508% (US0001M + 0.700%) due 01/19/2035 ~	2,791	2,535
2.568% (US0001M + 0.760%) due 01/19/2035 ^~	520	474
2.588% (US0001M + 0.780%) due 12/19/2034 ^~	7,331	6,430
2.608% (US0001M + 0.800%) due 11/19/2034 ~	369	347
2.608% (US0001M + 0.800%) due 12/19/2034 ^~	74	65
2.627% (COF 11 + 1.850%) due 06/19/2045 ^~	5,502	3,661
2.628% (US0001M + 0.820%) due 12/19/2034 ^~	27,842	24,403
2.668% (US0001M + 0.860%) due 11/19/2034 ~	28,217	24,272
2.789% (US0001M + 1.125%) due 06/19/2034 ~	46	45
2.872% (US0001M + 1.000%) due 10/25/2037 ~	30,581	30,259
3.345% due 11/19/2034 ~	87	87
3.415% due 12/19/2035 ^~	3,361	2,819
3.565% due 06/19/2036 ^~	551	397
3.628% due 07/19/2035 ~	2,416	2,139
3.688% due 08/19/2036 ^~	1,197	970
3.744% due 08/19/2034 ~	1,532	1,570
3.833% due 06/19/2036 ~	190	135
3.865% due 12/19/2035 ^~	21	21
3.940% due 12/19/2035 ~	1,318	1,261

See Accompanying Notes	19

Schedule of Investments PIMCO Income Fund (Cont.)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Hilton USA Trust
0.475% due 11/05/2038 ~(a)		$118,960	$4,285
2.828% due 11/05/2035		71,800	70,106
Hipocat FTA
0.000% due 07/15/2036 •	EUR	154	188
HomeBanc Mortgage Trust
2.172% (US0001M + 0.300%) due 05/25/2037 ^~		$158	157
HSI Asset Loan Obligation Resecuritization Trust
6.000% due 08/25/2036		16,702	17,306
HSI Asset Loan Obligation Trust
3.631% due 01/25/2037 ^~		2,584	2,239
3.642% due 01/25/2037 ^~		465	428
3.796% due 09/25/2037 ^~		11,559	10,173
3.868% due 01/25/2037 ~		7,334	6,143
HSI Asset Securitization Corp. Trust
2.832% (US0001M + 0.960%) due 07/25/2035 ~		900	866
2.862% (US0001M + 0.990%) due 07/25/2035 ~		1,765	708
Hudson’s Bay Simon JV Trust
4.906% due 08/05/2034		25,184	24,445
IM Pastor Fondo de Titulizacion de Activos
0.000% due 03/22/2044 •	EUR	33,221	37,336
Impac CMB Trust
2.152% (US0001M + 0.280%) due 10/25/2035 ~		$12,472	11,596
2.392% (US0001M + 0.520%) due 04/25/2035 ~		4,703	4,612
2.512% (US0001M + 0.640%) due 09/25/2034 ~		281	279
2.512% (US0001M + 0.640%) due 03/25/2035 ~		13,462	13,171
Impac Secured Assets Trust
2.042% (US0001M + 0.170%) due 01/25/2037 ~		6,190	5,941
2.072% (US0001M + 0.200%) due 05/25/2036 ~		114	111
2.112% (US0001M + 0.240%) due 03/25/2037 ~		39,272	27,842
2.112% (US0001M + 0.240%) due 09/25/2037 ~		16,344	13,591
2.222% (US0001M + 0.350%) due 05/25/2036 ~		3,052	2,926
2.232% (US0001M + 0.360%) due 09/25/2037 ~		24,116	20,185
3.272% (US0001M + 1.400%) due 05/25/2036 ~		7,617	7,511
IndyMac Adjustable Rate Mortgage Trust
2.779% due 01/25/2032 ~		17	17
IndyMac Mortgage Loan Trust
1.992% (US0001M + 0.120%) due 07/25/2036 ~		14,342	13,548
2.002% (US0001M + 0.130%) due 10/25/2036 ~		153	143
2.062% (US0001M + 0.190%) due 09/25/2046 ~		2,624	2,437
2.072% (US0001M + 0.200%) due 10/25/2036 ~		2,616	2,458
2.072% (US0001M + 0.200%) due 06/25/2046 ~		32,312	27,937
2.072% (US0001M + 0.200%) due 11/25/2046 ~		31,476	28,723
2.082% (US0001M + 0.210%) due 04/25/2046 ~		9,606	8,923
2.082% (US0001M + 0.210%) due 05/25/2046 ~		71,377	68,586

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.092% (US0001M + 0.220%) due 04/25/2046 ~	$10,511	$9,778
2.102% (US0001M + 0.230%) due 07/25/2046 ~	14,972	14,192
2.112% (LIBOR01M + 0.240%) due 06/25/2037 ~	2,538	2,498
2.122% (LIBOR01M + 0.250%) due 02/25/2037 ~	32,329	23,395
2.132% (US0001M + 0.260%) due 07/25/2035 ~	20,302	18,067
2.152% (US0001M + 0.280%) due 07/25/2035 ~	5,708	3,569
2.172% (US0001M + 0.300%) due 06/25/2037 ^~	12,508	7,869
2.332% (US0001M + 0.460%) due 04/25/2035 ~	1,461	1,399
2.352% (US0001M + 0.480%) due 04/25/2035 ~	9,514	9,119
2.432% (US0001M + 0.560%) due 03/25/2035 ~	2,405	2,371
2.472% (US0001M + 0.600%) due 04/25/2034 ~	353	346
2.492% (US0001M + 0.620%) due 06/25/2034 ~	661	657
2.512% (US0001M + 0.640%) due 02/25/2035 ~	376	367
2.512% (US0001M + 0.640%) due 07/25/2045 ~	330	320
2.552% (US0001M + 0.680%) due 02/25/2035 ~	2,573	2,387
2.652% (US0001M + 0.780%) due 10/25/2036 ~	11,763	10,187
2.672% (US0001M + 0.800%) due 08/25/2034 ~	86	79
2.672% (US0001M + 0.800%) due 11/25/2034 ~	10	9
2.752% (US0001M + 0.880%) due 09/25/2034 ~	135	122
3.036% due 06/25/2037 ~	6,605	4,868
3.082% due 06/25/2037 ^~	22,522	20,841
3.160% due 01/25/2036 ~	2,657	2,480
3.217% due 01/25/2035 ~	1,116	1,063
3.249% due 06/25/2035 ^~	164	146
3.289% due 07/25/2037 ~	27,222	22,919
3.320% due 08/25/2035 ~	439	395
3.329% due 05/25/2036 ~	24,818	20,408
3.343% due 09/25/2036 ~	6,255	5,230
3.354% due 01/25/2036 ^~	224	201
3.392% due 06/25/2036 ~	1,129	1,108
3.401% due 06/25/2036 ~	36,100	31,990
3.416% due 11/25/2035 ^~	4,788	4,452
3.442% due 07/25/2035 ~	8,620	7,274
3.446% due 08/25/2035 ~	7,458	6,801
3.447% due 10/25/2035 ~	305	279
3.452% due 07/25/2036 ~	12,535	11,230
3.470% due 12/25/2035 ^~	2,027	1,770
3.489% due 05/25/2036 ^~	29,761	27,027
3.490% due 11/25/2035 ^~	13,014	10,622
3.506% due 09/25/2035 ^~	3,562	3,375
3.507% due 03/25/2035 ~	49	50
3.507% due 06/25/2036 ~	327	269
3.511% due 12/25/2035 ~	12,397	11,495
3.543% due 08/25/2037 ~	105	92
3.556% due 03/25/2035 ~	1,306	1,314
3.607% due 05/25/2037 ~	31,223	21,653
3.626% due 02/25/2036 ~	5,509	5,005
3.654% due 09/25/2036 ~	112	97
3.669% due 04/25/2035 ~	24	23
3.680% (US0006M + 1.750%) due 05/25/2037 ~	63,283	56,601
3.684% due 01/25/2036 ~	303	302
3.688% due 03/25/2037 ^~	2,339	2,281
3.710% due 01/25/2037 ~	13,381	12,412
3.726% due 11/25/2035 ^~	830	809
3.911% due 09/25/2037 ~	14,645	10,747
6.000% due 06/25/2037	21,471	19,509
6.250% due 11/25/2037 ^	2,725	2,225
6.500% due 09/25/2037	131	111
InTown Hotel Portfolio Trust
0.300% due 01/15/2033 ~(a)	217,597	830
JPMBB Commercial Mortgage Securities Trust
0.759% due 08/15/2046 ~(a)	90,023	1,847
JPMDB Commercial Mortgage Securities Trust
0.839% due 12/15/2049 ~(a)	193,681	10,768
JPMorgan Alternative Loan Trust
3.589% due 05/25/2036 ^~	1,651	1,346
5.500% due 02/25/2021 ^	42	43
5.658% due 05/26/2037 ~	23,505	5,190
6.000% due 12/25/2036	41,655	34,146
6.310% due 08/25/2036 ^	48,442	45,013
JPMorgan Chase Commercial Mortgage Securities Corp.
2.577% (LIBOR01M + 0.800%) due 06/15/2032 ~	44,400	44,522

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.777% (LIBOR01M + 1.000%) due 06/15/2032 ~	$10,400	$10,493
3.027% (LIBOR01M + 1.250%) due 06/15/2032 ~	7,800	7,891
JPMorgan Chase Commercial Mortgage Securities Re-REMIC Trust
3.227% (LIBOR01M + 1.450%) due 01/15/2033 ~	12,542	12,576
3.877% (LIBOR01M + 2.100%) due 01/15/2033 ~	64,500	64,557
JPMorgan Chase Commercial Mortgage Securities Trust
0.374% due 09/12/2037 ~(a)	21,097	37
1.329% due 04/15/2046 ~(a)	146,990	7,482
1.511% due 08/15/2049 ~(a)	173,483	15,297
1.581% due 05/15/2045 ~(a)	151,249	8,032
1.592% due 11/15/2043 ~(a)	92,517	2,931
1.932% (LIBOR01M + 0.155%) due 05/15/2047 ~	9,994	9,966
5.527% (LIBOR01M + 3.750%) due 05/15/2028 ~	10,800	10,757
5.548% due 08/12/2037 ~	13,512	13,682
JPMorgan Mortgage Trust
3.132% due 02/25/2034 ~	9	9
3.374% due 10/25/2033 ~	92	93
3.386% due 06/25/2037 ^~	8,814	8,010
3.421% due 06/25/2035 ~	619	623
3.434% due 11/25/2035 ~	403	399
3.447% due 05/25/2036 ^~	1,020	1,018
3.447% due 05/25/2036 ~	1,088	1,085
3.485% due 08/25/2036 ^~	6,774	6,712
3.485% due 10/25/2036 ~	937	832
3.497% due 10/25/2035 ^~	505	478
3.519% due 11/25/2035 ~	40	37
3.520% due 04/25/2036 ^~	2,593	2,438
3.538% due 04/25/2036 ~	1,273	1,295
3.538% due 04/25/2036 ^~	17,479	17,352
3.556% due 06/25/2037 ^~	727	715
3.563% due 08/25/2035 ~	28	28
3.589% due 01/25/2037 ^~	969	980
3.605% due 10/25/2036 ^~	2,453	2,349
3.607% due 06/25/2036 ^~	442	398
3.614% due 05/25/2036 ^~	23	22
3.614% due 04/25/2037 ^~	13,362	13,011
3.644% due 08/25/2036 ^~	1,432	1,352
3.647% due 08/25/2035 ^~	3,100	3,034
3.651% due 07/25/2035 ~	35	35
3.662% due 10/25/2035 ~	16	15
3.675% due 02/25/2036 ^~	4,529	4,308
3.687% due 08/25/2035 ~	2,724	2,832
3.688% due 07/25/2035 ~	1,114	1,108
3.695% due 10/25/2035 ~	309	315
3.702% due 02/25/2035 ~	33	33
3.702% due 09/25/2035 ~	866	858
3.704% due 07/25/2035 ~	415	412
3.715% due 04/25/2035 ~	143	145
3.722% due 07/25/2035 ~	2,101	2,099
3.733% due 06/25/2035 ~	132	124
3.739% due 07/25/2035 ~	419	430
3.739% due 04/25/2037 ^~	1,501	1,468
3.782% due 04/25/2035 ~	598	607
3.783% due 06/25/2036 ^~	3,012	2,891
3.800% due 10/25/2036 ^~	2,424	2,391
5.000% due 06/25/2021 ^	212	205
5.000% due 03/25/2022 ^	44	43
5.500% due 01/25/2021 ^	65	64
5.500% due 03/25/2022 ^	27	29
5.500% due 09/25/2035	5,216	5,150
5.500% due 01/25/2036 ^	1,394	1,267
5.500% due 08/25/2037 ^	4,425	3,876
5.750% due 03/25/2037 ^	578	456
6.000% due 10/25/2034	6,169	6,343
6.000% due 07/25/2036 ^	4,897	4,423
6.000% due 06/25/2037 ^	18,928	16,018
6.000% due 08/25/2037 ^	147	129
6.500% due 09/25/2035	458	443
7.000% due 08/25/2037 ^	1,247	1,149
JPMorgan Re-REMIC
1.791% (US0001M) due 11/26/2036 ~	21,881	18,789

20	See Accompanying Notes

March 31, 2018

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Landmark Mortgage Securities PLC
0.000% due 06/17/2039 •	EUR	1,433	$1,717
0.801% (BP0003M + 0.280%) due 04/17/2044 ~	GBP	28,334	38,368
0.814% (BP0003M + 0.200%) due 06/17/2039 ~		4,125	5,589
LB-UBS Commercial Mortgage Trust
0.203% due 02/15/2040 ~(a)		$2,198	0
5.407% due 11/15/2038		25,401	19,595
5.562% due 02/15/2040 ~		40,040	25,508
Legacy Mortgage Asset Trust
2.796% due 12/26/2057 «		914,825	933,909
Lehman Mortgage Trust
2.292% (US0001M + 0.420%) due 12/25/2036 ~		8,070	4,254
2.472% (US0001M + 0.600%) due 07/25/2036 ~		8,664	4,851
2.772% (US0001M + 0.900%) due 12/25/2035 ^~		1,716	1,518
4.829% (- 1.0*US0001M + 6.700%) due 03/25/2037 ^~(a)		19,309	4,684
5.298% due 01/25/2036 ^~		4,119	4,084
5.354% due 12/25/2035 ~		4,524	2,882
5.379% due 07/25/2037 ~		4,664	3,861
5.500% due 11/25/2035 ^		211	206
5.500% due 12/25/2035 ^		57	53
5.837% due 04/25/2036 ~		5,483	4,982
6.000% due 08/25/2037		5,348	5,381
6.500% due 09/25/2037 ^		7,228	6,105
Lehman XS Trust
1.821% (LIBOR01M + 0.200%) due 07/25/2047 ^~		20,109	18,661
1.972% (US0001M + 0.100%) due 05/25/2046 ^~		507	524
2.032% (LIBOR01M + 0.160%) due 03/25/2047 ^~		3,676	3,582
2.062% (US0001M + 0.190%) due 11/25/2046 ~		304	298
2.072% (US0001M + 0.200%) due 08/25/2046 ^~		24,926	21,286
2.072% (US0001M + 0.200%) due 11/25/2046 ^~		24,079	22,869
2.082% (US0001M + 0.210%) due 09/25/2046 ~		177	175
2.172% (US0001M + 0.300%) due 12/25/2035 ^~		19	14
5.110% due 07/25/2035 ^		1,233	1,235
Ludgate Funding PLC
0.679% (BP0003M + 0.160%) due 01/01/2061 ~	GBP	6,952	9,391
0.769% (BP0003M + 0.190%) due 12/01/2060 ~		5,771	7,849
1.119% (BP0003M + 0.600%) due 01/01/2061 ~		9,114	12,729
Luminent Mortgage Trust
2.072% (US0001M + 0.200%) due 02/25/2046 ~		$158	129
Mansard Mortgages PLC
1.256% (BP0003M + 0.650%) due 12/15/2049 ~	GBP	16,750	23,384
MASTR Adjustable Rate Mortgages Trust
2.112% (US0001M + 0.240%) due 05/25/2037 ~		$876	559
2.212% (LIBOR01M + 0.340%) due 05/25/2047 ^~		3,806	2,236
2.500% due 01/25/2034 ~		157	135
2.902% due 09/25/2034 ~		188	176
2.946% due 07/25/2035 ^~		2,604	2,340
3.174% due 09/25/2033 ~		721	715
3.175% due 07/25/2035 ^~		584	530
3.304% due 10/25/2032 ~		180	180

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.370% due 05/25/2034 ~		$310	$315
3.374% due 09/25/2035 ^~		1,273	998
3.449% due 07/25/2034 ~		911	873
3.469% due 11/21/2034 ~		681	702
3.479% due 12/25/2033 ~		532	526
3.527% due 12/25/2033 ~		207	209
3.599% due 12/21/2034 ~		189	186
3.626% due 04/21/2034 ~		56	58
3.627% due 02/25/2036 ~		32	31
3.633% due 06/25/2035 ~		189	180
3.637% due 01/25/2036 ~		14,520	14,307
3.669% due 11/25/2036 ~		113	105
3.695% due 10/25/2034 ~		535	506
MASTR Alternative Loan Trust
5.500% due 07/25/2034		3,359	3,428
5.500% due 08/25/2034		4,569	4,945
7.000% due 06/25/2034		29	31
MASTR Asset Securitization Trust
5.500% due 06/26/2034		58	58
5.750% due 02/25/2021		190	189
6.000% due 10/25/2022 ~		34	34
6.000% due 06/25/2036 ^		403	395
6.000% (US0001M + 6.000%) due 06/25/2036 ^~		3,192	3,129
MASTR Reperforming Loan Trust
2.222% (US0001M + 0.350%) due 05/25/2035 ~		2,483	2,074
2.232% (US0001M + 0.360%) due 07/25/2035 ~		28,790	23,646
4.410% due 05/25/2036 ~		267	237
MASTR Seasoned Securitization Trust
3.125% due 05/25/2032 ~		337	336
3.446% due 10/25/2032 ~		178	180
3.604% due 10/25/2032 ~		31	32
3.655% due 10/25/2032 ~		397	392
6.500% due 08/25/2032 ~		71	74
MBS Bancaja Fondo de Titulizacion de Activos
0.000% due 02/25/2038 •	EUR	2,699	3,307
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
2.477% (US0001M + 0.700%) due 11/15/2031 ~		$319	320
2.517% (US0001M + 0.740%) due 09/15/2030 ~		580	576
Merrill Lynch Alternative Note Asset Trust
1.791% (LIBOR01M + 0.170%) due 02/25/2037 ~		4,367	4,307
2.072% (US0001M + 0.200%) due 03/25/2037 ~		6,301	2,908
2.172% (US0001M + 0.300%) due 03/25/2037 ~		302	141
3.588% due 06/25/2037 ^~		54,911	44,963
Merrill Lynch Mortgage Investors Trust
2.112% (US0006M + 0.460%) due 07/25/2030 ~		2,722	2,675
2.122% (US0001M + 0.250%) due 11/25/2035 ~		294	286
2.139% (US0001M + 0.268%) due 08/25/2036 ~		26,266	25,755
2.332% (US0001M + 0.460%) due 04/25/2029 ~		1,547	1,530
2.332% (US0001M + 0.460%) due 03/25/2030 ~		191	186
2.425% (US0006M + 0.600%) due 01/25/2030 ~		32	32
2.505% (US0006M + 0.680%) due 01/25/2029 ~		559	544
2.532% (US0001M + 0.660%) due 06/25/2028 ~		15	14
2.532% (US0001M + 0.660%) due 11/25/2029 ~		2,050	2,013
2.552% (US0001M + 0.680%) due 04/25/2028 ~		22	22
2.664% (US0001M + 1.000%) due 10/25/2035 ~		5	5
2.913% due 01/25/2029 ~		52	52
2.947% (US0006M + 0.500%) due 03/25/2030 ~		412	399
3.027% due 01/25/2029 ~		4,842	4,702
3.127% (US0006M + 0.680%) due 10/25/2028 ~		111	111
3.147% (US0006M + 0.700%) due 11/25/2029 ~		121	122
3.263% due 05/25/2034 ~		168	164
3.281% due 12/25/2034 ~		611	610
3.284% due 05/25/2029 ~		139	139
3.293% due 02/25/2033 ~		60	58
3.323% due 09/25/2029 ~		259	259
3.351% due 05/25/2036 ~		981	993
3.371% due 04/25/2035 ~		111	109

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.471% due 02/25/2036 ~		$8	$8
3.521% due 05/25/2036 ^~		673	656
3.525% due 02/25/2035 ~		2,690	2,748
3.539% due 12/25/2034 ~		44	45
3.543% due 02/25/2034 ~		154	154
3.559% due 03/25/2036 ^~		3,710	2,888
3.569% due 05/25/2036 ~		158	160
3.615% due 07/25/2035 ^~		1,461	1,427
3.625% due 07/25/2035 ^~		766	649
3.674% due 09/25/2033 ~		10	10
3.736% due 09/25/2035 ^~		101	97
3.748% due 12/25/2035 ^~		114	103
3.749% due 06/25/2037 ~		373	375
Merrill Lynch Mortgage Trust
0.121% due 02/12/2051 ~(a)		23,135	1
0.535% due 08/12/2039 ~(a)		392	2
Merrill Lynch Mortgage-Backed Securities Trust
3.707% due 06/25/2037 ^~		20	16
4.480% (H15T1Y + 2.400%) due 08/25/2036 ^~		14,471	14,198
Morgan Stanley Bank of America Merrill Lynch Trust
1.158% due 02/15/2047 ~(a)		92,175	3,208
1.633% due 11/15/2045 ~(a)		84,257	4,891
3.040% due 04/15/2048		7,200	7,181
Morgan Stanley Capital Trust
0.309% due 11/12/2049 ~(a)		3,993	18
3.340% due 03/15/2049		11,000	11,017
Morgan Stanley Dean Witter Capital, Inc. Trust
6.531% due 09/15/2037 ~		429	429
Morgan Stanley Mortgage Loan Trust
1.766% due 10/25/2034 ~		117	115
2.152% (US0001M + 0.280%) due 01/25/2036 ~		2,487	1,897
2.314% due 06/25/2037 ~		19,724	13,039
3.093% due 11/25/2037 ^~		4,837	4,405
3.126% due 10/25/2037 ^~		3,181	2,660
3.248% due 08/25/2034 ~		1,115	1,093
3.268% due 07/25/2034 ~		338	341
3.348% due 06/25/2036 ~		1,018	1,038
3.461% due 09/25/2035 ^~		110	98
3.491% due 07/25/2035 ^~		193	182
3.527% due 11/25/2035 ~		112	90
3.562% due 07/25/2035 ~		464	431
3.588% due 10/25/2034 ~		120	123
3.623% due 07/25/2034 ~		326	324
3.623% due 08/25/2034 ~		42	43
4.073% due 12/25/2035 ~		640	557
4.318% due 05/25/2036 ^~		13,517	10,839
5.500% due 11/25/2035 ^		108	106
5.750% due 09/25/2022 ^		10	8
6.000% due 08/25/2037 ^		515	427
6.391% due 09/25/2034 ~		1,358	1,495
6.513% due 08/25/2036 ^		8,026	4,108
Morgan Stanley Mortgage Re-REMIC Trust
3.675% due 02/26/2036 ~		2,968	2,969
Morgan Stanley Re-REMIC Trust
5.250% due 05/26/2037 ~		16,411	14,434
6.250% due 08/26/2047 ~		19,662	16,994
Morgan Stanley Resecuritization Trust
1.951% (12MTA + 0.750%) due 06/26/2047 ~		37,912	32,395
1.971% (12MTA + 0.770%) due 04/26/2047 ~		37,097	17,411
2.161% (12MTA + 0.960%) due 06/26/2047 ~		700	499
3.575% due 04/26/2047 ~		7,719	4,666
Mortgage Equity Conversion Asset Trust
2.550% (T1Y + 0.500%) due 05/25/2042 «~		121,091	109,587
MortgageIT Securities Corp. Mortgage Loan Trust
2.102% (US0001M + 0.230%) due 06/25/2047 ~		28,480	27,151
MortgageIT Trust
2.122% (US0001M + 0.250%) due 11/25/2035 ~		9,714	8,766
Mortgages PLC
0.902% (BP0003M + 0.380%) due 01/31/2037 ~	GBP	4,120	5,716
0.982% (BP0003M + 0.460%) due 10/31/2038 ~		1,274	1,764
Motel 6 Trust
2.697% due 08/15/2034 ~		$41,007	41,197
2.967% due 08/15/2034 ~		35,723	35,889
3.927% due 08/15/2034 ~		3,625	3,650
MSJP HAUL
0.400% due 09/05/2047 ~(a)		31,700	1,430
0.887% due 09/05/2047 ~(a)		53,100	4,068

See Accompanying Notes	21

Schedule of Investments PIMCO Income Fund (Cont.)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
NAAC Reperforming Loan REMIC Trust
6.500% due 03/25/2034 ^		$798	$762
NAAC Reperforming Loan REMIC Trust Certificates
6.500% due 02/25/2035 ^		2,762	2,812
Natixis Commercial Mortgage Securities Trust
2.527% due 02/15/2032 ~		78,613	78,687
2.727% due 02/15/2032 ~		20,900	20,920
2.927% due 02/15/2032 ~		15,542	15,557
3.163% due 10/15/2029 ~(a)		78,613	3,794
3.277% due 02/15/2032 ~		15,903	15,919
3.677% due 02/15/2032 ~		25,679	25,706
4.077% due 02/15/2032 ~		19,523	19,551
4.527% due 02/15/2032 ~		23,342	23,387
Newgate Funding PLC
0.273% (EUR003M + 0.600%) due 12/15/2050 ~	EUR	683	835
0.692% (BP0003M + 0.170%) due 12/01/2050 ~	GBP	2,650	3,603
0.923% (EUR003M + 1.250%) due 12/15/2050 ~	EUR	3,710	4,497
1.173% (EUR003M + 1.500%) due 12/15/2050 ~		6,208	7,424
1.606% (BP0003M + 1.000%) due 12/15/2050 ~	GBP	19,693	27,244
1.856% (BP0003M + 1.250%) due 12/15/2050 ~		5,565	7,536
Nomura Asset Acceptance Corp. Alternative Loan Trust
2.152% (US0001M + 0.280%) due 04/25/2037 ~		$194	166
3.332% due 10/25/2035 ~		821	815
3.726% due 02/25/2036 ^~		834	702
3.771% due 08/25/2034 ~		4,142	3,924
3.866% due 02/25/2036 ~		2,393	2,188
5.159% due 03/25/2035		12	12
5.500% due 05/25/2033		6	6
6.000% due 05/25/2033		7	7
6.215% due 08/25/2036 ^~		7,579	3,022
6.431% due 08/25/2036 ^~		3,233	1,289
7.000% due 04/25/2033		6	6
Nomura Resecuritization Trust
0.724% due 08/27/2047		233,524	182,809
3.579% due 08/26/2034 ~		1,221	1,237
3.823% due 10/26/2036 ~		5,104	3,997
5.336% due 10/25/2036 ~		6,937	4,622
6.000% due 07/26/2037		15,426	9,725
NovaStar Mortgage Funding Trust
2.062% (LIBOR01M + 0.190%) due 09/25/2046 ~		14,204	12,707
2.077% (LIBOR01M + 0.205%) due 09/25/2046 ~		87,308	46,147
Paragon Mortgages PLC
0.761% (BP0003M + 0.240%) due 01/15/2039 ~	GBP	59,370	80,126
Prime Mortgage Trust
7.000% due 07/25/2034		$403	388
Proteus RMBS DAC
0.000% due 10/29/2054 «(b)(h)	EUR	633	265
0.000% due 10/29/2054 «~		102,128	90,901
0.149% due 10/29/2054 ~		741,725	913,099
0.999% due 10/29/2054 ~		207,375	255,291
Provident Funding Mortgage Loan Trust
2.452% (US0001M + 0.580%) due 05/25/2035 ~		$2,046	1,996
3.531% due 05/25/2035 ~		297	299
3.618% due 10/25/2035 ~		125	124
3.766% due 04/25/2034 ~		79	79
RBSSP Resecuritization Trust
1.378% (US0001M + 0.200%) due 12/26/2036 ~		5,175	4,985
1.871% (US0001M + 0.250%) due 03/26/2037 ~		75,560	60,057
1.941% (US0001M + 0.320%) due 08/26/2045 ~		114	96
2.124% due 05/28/2047 ~		33,224	28,445
3.254% due 12/26/2036 ~		29,106	28,254
3.323% due 10/26/2036 ~		18,565	17,480
3.371% (US0001M + 1.750%) due 12/26/2037 ~		23,684	18,504

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.589% due 07/26/2045 ~	$25,662	$26,286
3.627% due 10/26/2035 ~	695	697
3.630% due 08/28/2047 ~	220,774	184,688
3.703% due 12/26/2036 ^~	9,161	7,263
3.785% due 03/26/2036 ~	14,796	10,781
3.792% due 12/25/2035 ~	9,412	9,537
Regal Trust
2.277% (COF 11 + 1.500%) due 09/29/2031 ~	120	116
Reperforming Loan REMIC Trust
2.272% (US0001M + 0.400%) due 11/25/2034 ~	14,160	12,473
5.709% due 01/25/2034	29,124	28,908
Residential Accredit Loans, Inc. Trust
2.022% (US0001M + 0.150%) due 02/25/2047 ~	18,510	12,106
2.042% (US0001M + 0.170%) due 01/25/2037 ~	6,172	5,586
2.052% (US0001M + 0.180%) due 05/25/2036 ~	17,833	16,320
2.052% (US0001M + 0.180%) due 07/25/2036 ~	16,406	11,159
2.052% (US0001M + 0.180%) due 09/25/2036 ~	18,745	17,600
2.052% (US0001M + 0.180%) due 11/25/2036 ~	4,227	3,397
2.052% (US0001M + 0.180%) due 06/25/2046 ~	35,567	15,741
2.062% (US0001M + 0.190%) due 09/25/2036 ~	8,526	8,014
2.072% (US0001M + 0.200%) due 05/25/2047 ~	5,417	5,261
2.077% (US0001M + 0.205%) due 09/25/2046 ~	7,093	6,538
2.122% (US0001M + 0.250%) due 02/25/2036 ^~	15,663	12,550
2.132% (US0001M + 0.260%) due 12/25/2045 ~	26,317	20,719
2.142% (US0001M + 0.270%) due 05/25/2046 ^~	1,680	1,411
2.152% (US0001M + 0.280%) due 12/25/2045 ~	665	568
2.172% (US0001M + 0.300%) due 04/25/2037 ~	6,723	5,373
2.202% (US0001M + 0.330%) due 03/25/2037 ~	228	78
2.221% (US0001M + 0.300%) due 08/25/2035 ~	6,447	5,761
2.232% (US0001M + 0.360%) due 01/25/2037 ^~	1,350	1,022
2.272% (US0001M + 0.400%) due 06/25/2036 ~	381	298
2.283% (12MTA + 1.000%) due 01/25/2046 ^~	23,211	20,631
2.472% (US0001M + 0.600%) due 08/25/2036 ~	10,071	7,993
2.572% (US0001M + 0.700%) due 11/25/2035 ~	7,086	5,915
2.590% due 11/25/2037 ~	16,161	14,181
2.643% (12MTA + 1.360%) due 09/25/2045 ~	824	787
3.768% due 08/25/2035 ^~	738	499
3.905% due 07/25/2035 ~	11,916	10,111
4.099% due 07/25/2035 ~	6,608	5,472
4.348% due 12/25/2035 ~	11,439	10,471
4.390% due 12/26/2034 ^~	220	148
4.571% due 07/25/2035 ~	63	53
5.000% due 09/25/2019	28	28
5.500% due 01/25/2035	367	369
5.500% due 04/25/2035	8,892	8,787
5.500% due 08/25/2035 ^	51	49
5.750% due 12/25/2021 ^	200	193
6.000% due 10/25/2034	12,091	12,360
6.000% due 08/25/2035 ^	891	839
6.000% due 10/25/2035 ^	11,417	8,570
6.000% due 12/25/2035 ^	4,372	4,278
6.000% due 08/25/2036 ^	30,026	27,694
6.000% due 09/25/2036	5,251	4,733
6.000% due 01/25/2037	188	177
6.000% due 02/25/2037 ^	19,282	17,115
6.000% due 03/25/2037 ^	16,137	14,760
6.000% due 05/25/2037	15,007	13,743
6.000% due 05/25/2037 ^	2,146	1,966
6.000% due 06/25/2037 ^	30,452	28,065
6.500% due 08/25/2036	37,183	34,166
Residential Asset Mortgage Products Trust
7.000% due 11/25/2031	120	129
7.500% due 12/25/2031	57	56
7.500% due 05/25/2032	59	61
7.500% due 07/25/2032	622	516

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Residential Asset Securitization Trust
2.222% (US0001M + 0.350%) due 06/25/2036 ~		$7,780	$3,161
2.572% (US0001M + 0.700%) due 07/25/2036 ~		8,419	7,105
4.750% due 02/25/2019		9	8
5.500% due 07/25/2035		1,447	1,334
5.500% due 09/25/2035 ^		30,386	28,461
6.000% due 11/25/2036 ^		7,227	4,761
6.000% due 01/25/2037 ^		4,349	2,959
6.000% due 03/25/2037 ^		9,077	6,478
6.000% due 04/25/2037		892	807
6.000% due 08/25/2037		870	712
6.250% due 11/25/2036		13,286	9,045
6.500% due 09/25/2036		4,432	3,154
6.500% due 04/25/2037 ^		22,448	12,985
Residential Funding Mortgage Securities, Inc. Trust
3.500% due 09/25/2035 ~		1,069	968
3.635% due 08/25/2035 ^~		3,860	3,066
4.445% due 09/25/2036 ^~		157	151
4.548% due 10/25/2037 ^~		12,583	10,559
4.763% due 04/25/2037 ~		2,596	2,436
4.971% due 07/27/2037 ^~		247	215
5.250% due 01/25/2036 ^		122	116
5.333% due 10/25/2037 ^~		10,992	9,018
5.500% due 03/25/2037 ^		5,202	4,866
6.000% (US0001M + 0.600%) due 04/25/2037 ^~		253	239
6.000% due 04/25/2037 ^		4,831	4,569
6.000% due 10/25/2037 ^		909	784
6.500% due 03/25/2032		46	47
Residential Mortgage Securities PLC
2.794% (BP0003M + 2.250%) due 02/14/2041 ~	GBP	1,830	2,624
ResLoC UK PLC
0.000% due 12/15/2043 •	EUR	7,577	9,052
Ripon Mortgages PLC
1.326% (BP0003M + 0.800%) due 08/20/2056 ~	GBP	528,992	746,956
RMAC Securities PLC
0.000% due 06/12/2044 •	EUR	1,964	2,363
0.752% (BP0003M + 0.150%) due 06/12/2044 ~	GBP	17,578	24,033
0.772% (BP0003M + 0.170%) due 06/12/2044 ~		9,079	12,367
2.221% (US0003M + 0.150%) due 06/12/2044 ~		$3,301	3,223
Sequoia Mortgage Trust
2.172% (US0001M + 0.350%) due 07/20/2033 ~		89	86
2.211% (US0006M + 0.660%) due 11/20/2034 ~		301	299
2.442% (US0001M + 0.620%) due 08/20/2034 ~		800	780
2.482% (US0001M + 0.660%) due 06/20/2033 ~		461	464
2.582% (US0001M + 0.760%) due 10/20/2027 ~		5	5
2.582% (US0001M + 0.760%) due 04/20/2033 ~		113	111
2.622% (US0001M + 0.800%) due 10/20/2027 ~		64	63
2.906% (US0006M + 0.800%) due 04/20/2033 ~		737	737
3.202% due 08/20/2047 ~		10,533	9,278
3.381% due 07/20/2037 ^~		10,218	8,977
3.407% due 02/20/2047 ~		420	377
3.460% due 09/20/2046 ^~		5,216	4,700

22	See Accompanying Notes

March 31, 2018

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.527% due 07/20/2037 ~		$1,620	$1,408
3.602% due 09/20/2046 ^~		730	609
Slate PLC
0.000% due 01/24/2051 (h)	GBP	100	47,157
Structured Adjustable Rate Mortgage Loan Trust
1.921% (LIBOR01M + 0.300%) due 09/25/2034 ~		$328	308
3.022% (US0001M + 1.150%) due 12/25/2037 ^~		9,863	9,715
3.290% due 11/25/2035 ^~		1,251	1,167
3.405% due 12/25/2034 ~		59	57
3.428% due 05/25/2036 ^~		6,818	5,915
3.445% due 06/25/2034 ~		203	212
3.446% due 11/25/2035 ^~		181	169
3.455% due 05/25/2035 ~		38	34
3.472% due 12/25/2034 ~		1,861	1,846
3.549% due 05/25/2035 ~		8,234	7,718
3.554% due 11/25/2034 ~		345	347
3.563% due 01/25/2036 ^~		5,442	4,266
3.568% due 10/25/2035 ^~		4,321	4,061
3.569% due 02/25/2036 ^~		4,958	4,697
3.579% due 07/25/2035 ^~		4,596	4,272
3.591% due 12/25/2035 ~		381	377
3.597% due 11/25/2034 ~		1,280	1,284
3.599% due 05/25/2036 ^~		9,581	8,841
3.603% due 05/25/2036 ^~		253	242
3.607% due 10/25/2034 ~		171	174
3.627% due 08/25/2035 ~		1,801	1,811
3.627% due 09/25/2036 ^~		4,460	4,099
3.628% due 09/25/2036 ^~		19,063	18,620
3.640% due 09/25/2036 ^~		18,586	14,722
3.644% due 08/25/2034 ~		23	23
3.666% due 09/25/2034 ~		124	125
3.685% due 11/25/2035 ~		485	431
3.690% due 07/25/2037 ^~		51	48
3.691% due 01/25/2037 ^~		7,123	6,569
3.702% due 03/25/2035 ~		10,702	9,384
3.707% due 04/25/2035 ~		97	96
3.711% (US0006M + 1.500%) due 10/25/2037 ^~		6,535	5,829
3.733% due 09/25/2035 ~		5,521	4,982
3.737% due 03/25/2035 ~		1,197	1,181
3.739% due 02/25/2036 ^~		8,019	6,917
3.742% due 04/25/2034 ~		14	15
3.861% due 03/25/2036 ^~		1,792	1,659
Structured Asset Mortgage Investments Trust
1.992% (US0001M + 0.120%) due 08/25/2036 ~		14,512	13,300
2.052% (US0001M + 0.180%) due 01/25/2037 ~		4,275	4,046
2.052% (US0001M + 0.180%) due 07/25/2046 ~		17,255	15,623
2.058% (US0001M + 0.250%) due 07/19/2035 ~		2,829	2,715
2.062% (US0001M + 0.190%) due 06/25/2036 ~		9,564	9,446
2.062% (US0001M + 0.190%) due 07/25/2046 ^~		11,953	10,506
2.072% (US0001M + 0.200%) due 05/25/2036 ~		16,157	14,752
2.072% (US0001M + 0.200%) due 10/25/2036 ~		7,145	6,552

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.082% (US0001M + 0.210%) due 04/25/2036 ~		$35,631	$32,805
2.082% (US0001M + 0.210%) due 05/25/2036 ~		337	284
2.082% (US0001M + 0.210%) due 08/25/2036 ^~		16,513	15,132
2.082% (US0001M + 0.210%) due 05/25/2046 ~		211	180
2.082% (US0001M + 0.210%) due 09/25/2047 ^~		28,042	26,913
2.092% (US0001M + 0.220%) due 09/25/2047 ~		23,655	22,404
2.102% (US0001M + 0.230%) due 02/25/2036 ^~		63,299	60,464
2.102% (US0001M + 0.230%) due 02/25/2036 ~		12,033	10,969
2.102% (US0001M + 0.230%) due 07/25/2046 ^~		19	18
2.152% (US0001M + 0.280%) due 02/25/2036 ^~		21,850	20,851
2.172% (US0001M + 0.300%) due 08/25/2036 ^~		6,378	4,606
2.332% (US0001M + 0.460%) due 05/25/2045 ~		1,684	1,579
2.422% (US0001M + 0.550%) due 09/25/2047 ~		30,065	32,138
2.488% (US0001M + 0.680%) due 05/19/2035 ~		1,649	1,630
2.722% (US0001M + 0.850%) due 05/25/2047 ~		4,792	4,403
3.052% due 05/25/2047 ~		49,933	41,512
3.447% due 05/25/2045 ^~		154	137
3.702% due 02/19/2035 ~		5	5
Structured Asset Securities Corp.
2.222% (US0001M + 0.350%) due 04/25/2035 ~		415	393
3.462% due 12/25/2033 ~		866	863
Structured Asset Securities Corp. Mortgage Loan Trust
2.472% (US0001M + 0.600%) due 10/25/2027 ~		421	417
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.493% due 01/25/2034 ~		218	219
3.517% due 03/25/2033 ~		167	167
3.598% due 07/25/2033 ~		485	489
3.608% due 11/25/2033 ~		124	125
3.622% due 09/25/2033 ~		360	364
3.782% due 11/25/2033 ~		378	376
5.449% due 07/25/2034 ~		10,240	10,473
Structured Asset Securities Corp. Trust
5.750% due 02/25/2035		3,459	3,526
5.750% due 08/25/2035		5,539	5,608
Suntrust Adjustable Rate Mortgage Loan Trust
3.707% due 02/25/2037 ^~		8,429	7,621
3.830% due 04/25/2037 ^~		2,667	2,240
TDA Mixto Fondo de Titulizacion de Activos
0.000% due 12/27/2030 •	EUR	217	266
0.000% due 03/22/2035 •		589	722
0.000% due 03/22/2035 •		452	553
0.000% due 06/22/2045 •		516	631
3.171% (EUR003M + 3.500%) due 03/22/2036 ~		1,200	1,543
Terwin Mortgage Trust
2.152% (US0001M + 0.280%) due 10/25/2037 ~		$35,313	13,434
Theatre Hospitals PLC
3.521% (BP0003M + 3.000%) due 10/15/2031 ~	GBP	63,872	87,597

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Thornburg Mortgage Securities Trust
2.412% (US0001M + 0.540%) due 03/25/2044 ~		$186	$177
3.068% due 12/25/2044 ~		55	54
3.151% due 10/25/2043 ~		326	321
3.927% (LIBOR01M + 1.250%) due 06/25/2047 ~		15,375	14,123
Tibet CMBS SRL
4.150% (EUR003M + 4.150%) due 12/09/2026 ~	EUR	22,602	28,015
Towd Point Mortgage Funding PLC
1.753% (BP0003M + 1.200%) due 02/20/2054 ~	GBP	4,769	6,747
Trinity Square PLC
1.671% (BP0003M + 1.150%) due 07/15/2051 ~		21,843	31,017
UBS Commercial Mortgage Trust
2.078% due 05/10/2045 ~(a)		$156,432	10,586
UBS-Barclays Commercial Mortgage Trust
1.148% due 04/10/2046 ~(a)		77,777	3,645
Uropa Securities PLC
0.000% due 10/10/2040 •	EUR	10,600	12,562
0.723% (BP0003M + 0.200%) due 10/10/2040 ~	GBP	31,600	42,599
Wachovia Mortgage Loan Trust LLC
3.549% due 05/20/2036 ~		$219	216
3.681% due 10/20/2035 ~		1,501	1,388
3.688% due 03/20/2037 ^~		84	76
3.695% due 08/20/2035 ^~		1,530	1,373
3.753% due 10/20/2035 ^~		1,245	1,221
3.759% due 10/20/2035 ~		288	296
WaMu Mortgage Backed Pass-Through Certificates
2.660% due 12/19/2039 ~		130	130
WaMu Mortgage Pass-Through Certificates Trust
1.983% (12MTA + 0.700%) due 02/25/2047 ^~		32,847	29,297
2.013% (12MTA + 0.730%) due 01/25/2047 ~		2,067	2,065
2.021% (12MTA + 0.820%) due 12/25/2046 ^~		19,302	17,592
2.023% (12MTA + 0.740%) due 01/25/2047 ^~		8,222	7,625
2.033% (12MTA + 0.750%) due 06/25/2047 ~		7,632	7,526
2.043% (12MTA + 0.760%) due 04/25/2047 ~		5,448	5,389
2.123% (12MTA + 0.840%) due 11/25/2046 ~		18,099	15,731
2.132% (US0001M + 0.260%) due 11/25/2045 ~		878	870
2.141% (12MTA + 0.940%) due 05/25/2046 ~		11,647	11,625
2.142% (US0001M + 0.270%) due 12/25/2045 ~		3,773	3,774
2.162% (US0001M + 0.290%) due 12/25/2045 ~		7,045	6,978
2.163% (12MTA + 0.880%) due 10/25/2046 ^~		62,873	56,820
2.202% (US0001M + 0.330%) due 01/25/2045 ~		9,064	8,976
2.222% (US0001M + 0.350%) due 01/25/2045 ~		154	151
2.243% (12MTA + 0.960%) due 09/25/2046 ~		11,307	10,283
2.262% (US0001M + 0.390%) due 10/25/2044 ~		2,209	2,208

See Accompanying Notes	23

Schedule of Investments PIMCO Income Fund (Cont.)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.263% (12MTA + 0.980%) due 06/25/2046 ~		$1,331	$1,341
2.263% (12MTA + 0.980%) due 07/25/2046 ~		17,896	15,560
2.272% (US0001M + 0.400%) due 10/25/2044 ~		2,866	2,812
2.273% (12MTA + 0.990%) due 06/25/2046 ~		3,320	3,278
2.277% (COF 11 + 1.500%) due 07/25/2046 ~		12,520	12,275
2.312% (US0001M + 0.440%) due 07/25/2044 ~		10,836	10,730
2.332% (US0001M + 0.460%) due 04/25/2045 ~		10,109	9,965
2.452% (US0001M + 0.580%) due 07/25/2045 ~		2,823	2,790
2.483% (12MTA + 1.200%) due 11/25/2042 ~		291	278
2.552% (US0001M + 0.680%) due 01/25/2045 ~		5,599	5,575
2.612% (US0001M + 0.740%) due 11/25/2034 ~		3,084	3,043
2.652% (US0001M + 0.780%) due 10/25/2045 ~		2,392	2,518
2.683% (12MTA + 1.400%) due 08/25/2042 ~		139	135
2.713% due 01/25/2037 ^~		5,578	5,257
2.751% due 10/25/2036 ^~		2,003	1,855
2.752% (US0001M + 0.880%) due 11/25/2034 ~		62	61
2.795% due 01/25/2037 ^~		13,367	12,695
2.876% due 10/25/2036 ^~		481	448
2.985% due 11/25/2036 ^~		1,515	1,468
2.989% due 01/25/2037 ^~		7,952	7,462
3.021% due 11/25/2036 ^~		4,557	4,376
3.050% due 05/25/2037 ^~		15,025	12,798
3.067% due 12/25/2036 ^~		103	94
3.113% due 06/25/2037 ^~		8,564	8,003
3.135% due 09/25/2036 ~		12,217	11,100
3.162% due 06/25/2037 ^~		3,298	3,132
3.214% due 03/25/2037 ^~		41,036	38,259
3.237% due 10/25/2035 ~		5,263	5,320
3.237% due 04/25/2037 ^~		26,411	25,387
3.253% due 08/25/2034 ~		1,147	1,167
3.254% due 12/25/2036 ^~		6,675	6,430
3.268% due 05/25/2037 ^~		2,016	1,927
3.285% due 07/25/2037 ^~		19,598	18,147
3.303% due 08/25/2046 ^~		126	119
3.309% due 01/25/2036 ^~		539	520
3.316% due 02/25/2037 ^~		4,359	4,200
3.319% due 08/25/2036 ^~		24,126	23,390
3.324% due 09/25/2035 ~		663	672
3.352% due 02/25/2037 ^~		19,412	18,591
3.357% due 02/25/2037 ^~		32,139	31,590
3.365% due 03/25/2037 ^~		19,947	18,755
3.368% due 02/25/2037 ^~		26,830	26,172
3.390% due 01/25/2036 ~		1,821	1,784
3.393% due 12/25/2035 ~		3,238	3,217
3.396% due 07/25/2037 ^~		3,714	3,471
3.399% due 03/25/2036 ~		5,039	4,840
3.408% due 02/25/2033 ~		651	649
3.447% due 01/25/2035 ~		2,936	3,012
3.468% due 08/25/2035 ~		48	45
3.499% due 01/25/2036 ~		6,052	5,626
3.644% due 03/25/2035 ~		2,271	2,244
Warwick Finance Residential Mortgages Number Three PLC
0.000% due 12/21/2049 (h)	GBP	7	45,076
1.436% due 12/21/2049 ~		503,071	707,829
2.136% due 12/21/2049 ~		46,014	65,404
2.636% due 12/21/2049 ~		23,010	32,749
3.136% due 12/21/2049 ~		13,146	18,751
3.636% due 12/21/2049 ~		13,146	18,576

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Warwick Finance Residential Mortgages Number Two PLC
0.000% due 09/21/2049 ~	GBP	200	$193,997
3.136% (BP0003M + 2.500%) due 09/21/2049 ~		50,900	71,090
Washington Mutual Mortgage Pass-Through Certificates Trust
1.983% (12MTA + 0.700%) due 01/25/2047 ~		$33,532	27,130
1.983% (12MTA + 0.700%) due 04/25/2047 ~		7,972	6,810
2.003% (12MTA + 0.720%) due 12/25/2046 ~		9,923	7,925
2.053% (12MTA + 0.770%) due 04/25/2047 ~		11,229	8,537
2.062% (US0001M + 0.190%) due 07/25/2046 ~		478	418
2.102% (US0001M + 0.230%) due 12/25/2036 ~		8,183	7,439
2.132% (US0001M + 0.260%) due 12/25/2035 ~		598	550
2.133% (12MTA + 0.850%) due 10/25/2046 ^~		21,192	18,677
2.203% (12MTA + 0.920%) due 09/25/2046 ~		29,139	21,995
2.223% (12MTA + 0.940%) due 04/25/2046 ~		46,293	41,896
2.253% (12MTA + 0.970%) due 05/25/2046 ~		5,115	4,421
2.272% (US0001M + 0.400%) due 07/25/2035 ~		1,919	1,629
2.472% (US0001M + 0.600%) due 03/25/2036 ^~		2,236	2,073
3.322% (US0001M + 1.450%) due 09/25/2035 ^~		1,615	1,344
3.600% due 06/25/2033 ~		134	136
4.383% due 09/25/2036 ^		36,589	18,716
4.515% due 10/25/2036		81	52
4.815% due 10/25/2036		7,704	3,995
5.500% due 06/25/2035		3,226	3,160
5.500% due 08/25/2035		104	102
5.500% due 11/25/2035 ^		740	655
5.750% due 11/25/2035 ^		1,101	1,036
6.000% due 11/25/2035		3,895	3,951
6.000% due 04/25/2036 ^		4,449	4,110
6.000% due 07/25/2036		1,851	837
6.000% due 04/25/2037		15,954	15,513
6.221% due 07/25/2036 ^		28,320	12,622
6.449% due 07/25/2036 ^		2,576	1,164
6.500% due 11/25/2035		1,243	1,008
6.500% due 03/25/2036		18,559	15,570
6.500% due 05/25/2036 ^		7,051	6,166
6.500% due 08/25/2036 ^		37,258	29,065
7.500% due 04/25/2033		23	25
Wells Fargo Alternative Loan Trust
6.000% due 07/25/2037		1,247	1,230
Wells Fargo Commercial Mortgage Trust
1.275% due 11/15/2043 ~(a)		84,499	2,177
1.730% due 10/15/2049 ~(a)		321,765	33,239
2.508% due 12/15/2036 ~		26,400	26,412
3.324% due 01/15/2059		15,000	15,025
3.487% due 11/15/2048		5,000	5,057
3.933% due 12/15/2036 ~		5,000	4,998
Wells Fargo Mortgage Loan Trust
1.801% (US0001M + 0.180%) due 09/27/2047 ~		44,897	36,329
3.552% due 12/27/2046 ~		23,782	17,173
Wells Fargo Mortgage-Backed Securities Trust
2.172% (US0001M + 0.300%) due 04/25/2037 ^~		485	445
3.370% due 06/25/2034 ~		290	296
3.376% due 06/26/2035 ~		1,268	1,277
3.410% due 05/25/2036 ^~		4,119	4,204
3.478% due 12/25/2034 ~		51	52
3.488% due 10/25/2035 ~		519	522
3.489% due 08/25/2036 ^~		1,335	1,287
3.495% due 07/25/2036 ^~		1,007	1,019
3.502% due 06/25/2035 ~		212	219
3.535% due 07/25/2034 ~		230	237

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.537% due 09/25/2034 ~	$100	$103
3.561% due 10/25/2034 ~	8	8
3.603% due 04/25/2036 ^~	259	263
3.603% due 07/25/2036 ^~	33,489	32,755
3.604% due 09/25/2034 ~	54	56
3.616% due 05/25/2035 ~	347	350
3.631% due 10/25/2036 ^~	1,652	1,619
3.644% due 03/25/2036 ~	82	82
3.667% due 08/25/2033 ~	68	69
3.695% due 10/25/2034 ~	91	92
3.704% due 07/25/2034 ~	94	96
3.712% due 11/25/2037 ^~	98	94
3.741% due 11/25/2034 ~	301	309
3.755% due 03/25/2036 ~	1,239	1,259
3.759% due 03/25/2036 ^~	802	777
3.772% due 04/25/2036 ~	622	618
3.793% due 06/25/2035 ~	163	167
3.841% due 02/25/2035 ~	391	400
3.865% due 03/25/2035 ~	108	109
3.873% due 03/25/2035 ~	21,652	21,935
3.930% due 03/25/2035 ~	37	37
3.934% due 04/25/2035 ~	604	610
4.019% due 03/25/2036 ^~	4,602	4,588
4.052% due 04/25/2037 ^~	450	440
4.153% due 04/25/2036 ~	3,101	2,896
5.500% due 08/25/2035	31	32
5.500% due 11/25/2035	13,927	14,202
5.500% due 03/25/2036	494	485
5.500% due 04/25/2036	142	139
5.500% due 09/25/2037	285	286
5.750% due 03/25/2037 ^	1,438	1,428
6.000% due 06/25/2036 ^	956	941
6.000% due 07/25/2036 ^	121	122
6.000% due 08/25/2036 ^	1,071	1,064
6.000% due 09/25/2036 ^	77	75
6.000% due 11/25/2036 ^	301	302
6.000% due 04/25/2037 ^	177	177
6.000% due 06/25/2037 ^	1,990	1,983
6.000% due 07/25/2037 ^	2,795	2,812
6.000% due 08/25/2037 ^	199	196
6.000% due 08/25/2037	6	5
6.000% due 11/25/2037 ^	130	129
14.241% (- 2.75*US0001M + 19.388%) due 03/25/2036 ~	132	151
Wells Fargo-RBS Commercial Mortgage Trust
0.432% due 03/15/2047 ~(a)	83,202	2,121
1.300% due 03/15/2047 ~(a)	110,569	5,241
2.089% due 04/15/2045 ~(a)	71,653	4,480

Total Non-Agency Mortgage-Backed Securities (Cost $18,465,734)		19,836,569

ASSET-BACKED SECURITIES 19.8%
Aames Mortgage Investment Trust
3.072% (US0001M + 1.200%) due 06/25/2035 ~	10,800	10,424
3.597% (US0001M + 1.725%) due 01/25/2035 ^~	242	242
AASET Trust
3.967% due 05/16/2042	10,395	10,374
ABSC Manufactured Housing Contract Resecuritization Trust
8.400% due 12/02/2030 ~	17,259	17,421
Academic Loan Funding Trust
2.672% (US0001M + 0.800%) due 12/26/2044 ~	3,890	3,874
Accredited Mortgage Loan Trust
2.092% (US0001M + 0.220%) due 02/25/2037 ~	25,211	21,429
2.100% (US0001M + 0.480%) due 09/25/2035 ~	7,220	6,952
2.472% (US0001M + 0.600%) due 04/25/2034 ~	913	882
2.472% (US0001M + 0.600%) due 07/25/2034 ~	7,382	7,309
2.577% (US0001M + 0.705%) due 04/25/2035 ~	2,495	2,507
5.210% due 01/25/2034	2,349	2,416

24	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
ACE Securities Corp. Home Equity Loan Trust
1.932% (US0001M + 0.060%) due 10/25/2036 ~	$224	$124
1.962% (US0001M + 0.090%) due 07/25/2036 ^~	1,779	623
1.992% (US0001M + 0.120%) due 12/25/2036 ~	11,151	5,979
2.002% (US0001M + 0.130%) due 12/25/2036 ~	146,916	95,532
2.012% (US0001M + 0.140%) due 07/25/2036 ~	58,421	48,733
2.012% (US0001M + 0.140%) due 12/25/2036 ~	23,317	15,646
2.022% (US0001M + 0.150%) due 04/25/2036 ~	23,215	22,822
2.022% (US0001M + 0.150%) due 07/25/2036 ~	43,671	19,484
2.062% (US0001M + 0.190%) due 02/25/2036 ~	52,269	51,248
2.112% (US0001M + 0.240%) due 07/25/2036 ~	14,531	7,079
2.142% (US0001M + 0.270%) due 08/25/2036 ~	14,237	12,006
2.492% (US0001M + 0.620%) due 02/25/2036 ^~	3,223	3,043
2.532% (US0001M + 0.660%) due 11/25/2035 ~	4,483	4,486
2.572% (US0001M + 0.700%) due 08/25/2045 ~	4,743	4,666
2.637% (US0001M + 0.765%) due 08/25/2035 ~	5,169	5,142
2.672% (US0001M + 0.800%) due 02/25/2034 ~	213	215
2.727% (US0001M + 0.855%) due 07/25/2035 ~	3,702	3,725
2.772% (US0001M + 0.900%) due 09/25/2033 ~	2,239	2,221
2.847% (US0001M + 0.975%) due 06/25/2034 ~	11,620	11,793
2.847% (US0001M + 0.975%) due 07/25/2035 ~	18,000	18,227
2.862% (US0001M + 0.990%) due 06/25/2035 ~	4,016	4,092
2.877% (US0001M + 1.005%) due 07/25/2035 ~	17,500	17,433
2.922% (US0001M + 1.050%) due 12/25/2033 ~	1,809	1,795
2.952% (US0001M + 1.080%) due 02/25/2035 ~	172	172
Aegis Asset-Backed Securities Trust
2.112% (US0001M + 0.240%) due 01/25/2037 ~	11,186	9,031
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
2.922% (US0001M + 1.050%) due 01/25/2034 ~	588	551
AFC Home Equity Loan Trust
2.472% (LIBOR01M + 0.600%) due 09/27/2027 ~	135	133
2.522% (LIBOR01M + 0.650%) due 09/22/2028 ~	268	261
2.752% (LIBOR01M + 0.880%) due 02/25/2029 ~	397	376

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
ALESCO Preferred Funding Ltd.
0.000% due 12/23/2034 (h)	$5,139	$4,284
2.042% (US0003M + 0.320%) due 07/15/2037 ~	23,591	21,468
2.122% (US0003M + 0.400%) due 07/15/2037 ~	27,000	22,680
2.467% (LIBOR03M + 0.700%) due 07/30/2034 ~	7,000	6,160
2.472% (US0003M + 0.750%) due 05/01/2034 ~	7,000	6,720
2.551% (LIBOR03M + 0.280%) due 12/23/2037 ~	13,791	12,688
2.561% (LIBOR03M + 0.290%) due 07/23/2035 ~	26,041	25,520
2.591% (LIBOR03M + 0.320%) due 09/23/2037 ~	18,695	16,826
2.601% (LIBOR03M + 0.330%) due 12/23/2036 ~	39,518	35,566
2.611% (LIBOR03M + 0.340%) due 09/23/2036 ~	43,613	39,252
2.631% (LIBOR03M + 0.360%) due 06/23/2036 ~	28,398	26,090
2.671% (LIBOR03M + 0.400%) due 07/23/2035 ~	3,994	3,894
2.671% (LIBOR03M + 0.400%) due 09/23/2037 ~	2,255	1,894
2.721% (LIBOR03M + 0.450%) due 06/23/2036 ~	27,500	23,375
2.721% (LIBOR03M + 0.450%) due 12/23/2036 ~	7,500	6,375
2.741% (LIBOR03M + 0.470%) due 12/23/2035 ~	20,821	17,698
2.771% (LIBOR03M + 0.500%) due 09/23/2036 ~	12,000	10,380
2.791% (LIBOR03M + 0.520%) due 07/23/2035 ~	15,152	13,940
2.867% due 01/30/2034 ~	7,500	7,350
2.871% (LIBOR03M + 0.600%) due 03/23/2035 ~	5,000	4,350
2.921% (LIBOR03M + 0.650%) due 12/23/2034 ~	4,750	4,085
3.021% (US0003M + 0.750%) due 09/23/2038 ~	72,260	68,647
3.221% (US0003M + 0.950%) due 09/23/2038 ~	10,000	8,200
Allegro CLO Ltd.
2.987% (US0003M + 1.220%) due 01/30/2026 ~	41,700	41,699
AmeriCredit Automobile Receivables Trust
1.370% due 11/08/2019	2,205	2,205
Ameriquest Mortgage Securities Trust
1.972% (US0001M + 0.100%) due 10/25/2036 ~	9,639	4,416
2.112% (US0001M + 0.240%) due 10/25/2036 ~	24,069	11,169
2.242% (US0001M + 0.370%) due 04/25/2036 ~	13,000	12,151
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.302% (US0001M + 0.430%) due 01/25/2036 ~	15,183	15,117
2.322% (US0001M + 0.450%) due 01/25/2036 ~	6,211	6,214
2.452% (US0001M + 0.580%) due 01/25/2036 ~	14,093	13,195
2.472% (US0001M + 0.600%) due 08/25/2035 ~	1,831	1,840
2.522% (US0001M + 0.650%) due 08/25/2035 ~	12,300	12,450
2.572% (US0001M + 0.700%) due 11/25/2033 ~	82	76
2.592% (US0001M + 0.720%) due 03/25/2035 ~	2,778	2,791
2.667% (US0001M + 0.795%) due 03/25/2035 ~	9,000	9,055
2.742% (US0001M + 0.870%) due 07/25/2034 ~	196	197
2.787% (US0001M + 0.915%) due 01/25/2035 ~	1,189	1,191
2.847% (US0001M + 0.975%) due 05/25/2035 ~	1,425	1,413
2.862% (US0001M + 0.990%) due 11/25/2034 ~	20,335	20,621
2.892% (US0001M + 1.020%) due 08/25/2034 ~	16,732	16,734
2.892% (US0001M + 1.020%) due 10/25/2034 ~	3,800	3,846
2.907% (US0001M + 1.035%) due 12/25/2033 ~	391	391

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.022% (US0001M + 1.150%) due 08/25/2035 ~		$14,800	$12,142
3.042% (US0001M + 1.170%) due 03/25/2035 ~		1,500	1,273
3.597% (US0001M + 1.725%) due 05/25/2034 ~		11,176	11,236
3.962% due 07/25/2033		2,762	2,675
5.140% due 10/25/2033		43	44
5.247% (US0001M + 3.375%) due 11/25/2032 ~		2,761	2,661
5.397% (US0001M + 3.525%) due 11/25/2032 ^~		20	1
7.122% (US0001M + 5.250%) due 02/25/2033 ~		2,624	2,289
Amortizing Residential Collateral Trust
2.452% (US0001M + 0.580%) due 07/25/2032 ~		922	913
Apidos CLO
2.865% (US0003M + 1.120%) due 07/22/2026 ~		65,365	65,411
Arbour CLO DAC
0.850% (EUR003M + 0.850%) due 07/15/2027 ~	EUR	95,200	117,345
Ares CLO Ltd.
2.912% (US0003M + 1.190%) due 04/17/2026 ~		$25,000	25,015
3.375% (US0003M + 1.350%) due 12/05/2025 ~		23,700	23,796
Argent Securities Trust
1.962% (US0001M + 0.090%) due 07/25/2036 ~		6,193	2,577
1.982% (US0001M + 0.110%) due 09/25/2036 ~		8,383	3,672
2.022% (US0001M + 0.150%) due 07/25/2036 ~		147,148	103,449
2.047% (US0001M + 0.175%) due 04/25/2036 ~		27,779	18,446
2.052% (US0001M + 0.180%) due 04/25/2036 ~		8,135	3,584
2.112% (US0001M + 0.240%) due 06/25/2036 ~		6,709	2,660
2.112% (US0001M + 0.240%) due 07/25/2036 ~		6,591	2,807
2.112% (US0001M + 0.240%) due 09/25/2036 ~		5,237	2,318
2.142% (US0001M + 0.270%) due 05/25/2036 ~		19,375	7,671
2.152% (US0001M + 0.280%) due 04/25/2036 ~		8,089	3,629
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.362% (US0001M + 0.490%) due 10/25/2035 ~		8,000	8,008
2.907% (US0001M + 1.035%) due 01/25/2034 ~		2,772	2,782
Asset-Backed Funding Certificates Trust
1.982% (US0001M + 0.110%) due 01/25/2037 ~		16,041	10,850
2.002% (US0001M + 0.130%) due 01/25/2037 ~		68,671	51,306
2.012% (US0001M + 0.140%) due 10/25/2036 ~		56,049	43,457
2.012% (US0001M + 0.140%) due 11/25/2036 ~		9,122	6,325

See Accompanying Notes	25

Schedule of Investments PIMCO Income Fund (Cont.)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.022% (US0001M + 0.150%) due 09/25/2036 ~	$19,738	$18,850
2.032% (US0001M + 0.160%) due 11/25/2036 ~	19,492	12,310
2.032% (US0001M + 0.160%) due 01/25/2037 ~	90,037	61,304
2.092% (US0001M + 0.220%) due 01/25/2037 ~	53,795	36,917
2.122% (US0001M + 0.250%) due 11/25/2036 ~	3,934	2,502
2.152% (US0001M + 0.280%) due 09/25/2036 ~	28,258	16,131
2.532% (US0001M + 0.660%) due 03/25/2035 ~	5,213	5,205
2.547% (US0001M + 0.675%) due 06/25/2035 ~	9,556	9,606
2.847% (US0001M + 0.975%) due 06/25/2035 ~	11,537	9,590
2.872% (US0001M + 1.000%) due 06/25/2037 ~	4,242	3,404
2.997% (US0001M + 1.125%) due 12/25/2032 ~	1,385	1,394
Asset-Backed Securities Corp. Home Equity Loan Trust
2.012% (US0001M + 0.140%) due 07/25/2036 ~	2,743	2,696
2.022% (US0001M + 0.150%) due 12/25/2036 ~	8,008	7,803
2.032% (US0001M + 0.160%) due 05/25/2036 ~	3,129	3,103
2.122% (US0001M + 0.250%) due 03/25/2036 ~	10,132	7,573
2.292% (US0001M + 0.420%) due 01/25/2036 ~	10,000	6,765
2.752% (US0001M + 0.975%) due 12/15/2033 ~	5,275	5,283
2.772% (US0001M + 0.900%) due 06/25/2035 ~	14,798	14,730
2.817% (US0001M + 0.945%) due 04/25/2035 ~	1,509	1,517
2.817% (US0001M + 0.945%) due 05/25/2035 ~	13,289	13,408
3.072% (US0001M + 1.200%) due 06/25/2034 ~	3,430	3,413
3.427% (US0001M + 1.650%) due 03/15/2032 ~	357	356
Associates Manufactured Housing Pass-Through Certificates
7.150% due 03/15/2028 ~	4,777	5,246
B&M CLO Ltd.
3.122% (US0003M + 1.400%) due 04/16/2026 ~	93,400	93,510
Babson CLO Ltd.
2.881% (US0003M + 1.150%) due 10/17/2026 ~	29,200	29,195
2.895% (US0003M + 1.150%) due 07/20/2025 ~	15,400	15,400
3.042% (US0003M + 1.320%) due 01/15/2026 ~	38,100	38,100
BankAmerica Manufactured Housing Contract Trust
7.930% due 12/10/2025 ~	5,000	3,595

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Bayview Financial Acquisition Trust
2.227% (LIBOR01M + 0.350%) due 05/28/2037 ~	$8,096	$7,723
Bayview Financial Asset Trust
2.322% (LIBOR01M + 0.450%) due 03/25/2037 ~	8,517	8,207
2.672% (LIBOR01M + 0.800%) due 03/25/2037 ~	4,426	4,302
2.772% (LIBOR01M + 0.900%) due 03/25/2037 ~	4,630	4,422
3.022% (LIBOR01M + 1.150%) due 03/25/2037 ~	2,516	2,380
3.372% (LIBOR01M + 1.500%) due 03/25/2037 ~	2,330	2,195
Bayview Financial Mortgage Pass-Through Trust
2.457% (US0001M + 0.580%) due 04/28/2036 ~	4,574	4,211
Bayview Financial Revolving Asset Trust
2.807% (LIBOR01M + 0.930%) due 12/28/2040 ~	4,816	4,497
Bear Stearns Asset-Backed Securities Trust
1.733% (US0001M + 0.500%) due 09/25/2034 ~	148	144
1.982% (US0001M + 0.110%) due 04/25/2031 ~	5,772	7,361
2.012% (US0001M + 0.140%) due 10/25/2036 ~	4,368	4,345
2.012% (US0001M + 0.140%) due 04/25/2037 ~	11,882	12,797
2.022% (US0001M + 0.150%) due 06/25/2036 ~	17,217	16,962
2.022% (US0001M + 0.150%) due 11/25/2036 ~	2,947	2,856
2.042% (US0001M + 0.170%) due 10/25/2036 ~	6,640	6,468
2.042% (US0001M + 0.170%) due 12/25/2036 ^~	10,509	10,732
2.052% (US0001M + 0.180%) due 06/25/2047 ~	7,151	7,166
2.062% (US0001M + 0.190%) due 05/25/2037 ~	3,866	4,185
2.092% (US0001M + 0.220%) due 06/25/2047 ~	21,602	21,517
2.112% (US0001M + 0.240%) due 06/25/2047 ~	13,400	13,221
2.152% (US0001M + 0.280%) due 04/25/2036 ~	5,946	5,964
2.172% (US0001M + 0.300%) due 06/25/2036 ~	7,200	6,119
2.192% (US0001M + 0.320%) due 01/25/2047 ~	1,711	1,709
2.212% (US0001M + 0.340%) due 05/25/2036 ^~	4,296	4,954
2.222% (US0001M + 0.350%) due 05/25/2037 ^~	14,210	10,793
2.252% (US0001M + 0.380%) due 04/25/2036 ~	8,819	9,224
2.252% (US0001M + 0.380%) due 01/25/2037 ~	7,766	7,395
2.272% (US0001M + 0.400%) due 08/25/2036 ~	5,238	5,235
2.272% (US0001M + 0.400%) due 09/25/2046 ~	6,552	6,338
2.292% (US0001M + 0.420%) due 12/25/2035 ~	7,324	7,340
2.302% (US0001M + 0.430%) due 12/25/2035 ~	6,836	6,549
2.312% (US0001M + 0.440%) due 12/25/2035 ^~	3,100	3,017
2.322% (US0001M + 0.450%) due 12/25/2035 ~	10,821	8,877
2.322% (US0001M + 0.450%) due 08/25/2036 ~	10,708	9,983
2.322% (US0001M + 0.450%) due 01/25/2047 ~	23,349	22,387
2.333% (12MTA + 1.050%) due 07/25/2036 ~	1,118	982
2.362% (US0001M + 0.490%) due 07/25/2035 ~	47	47
2.362% (US0001M + 0.490%) due 06/25/2036 ~	825	820
2.392% (US0001M + 0.520%) due 12/25/2035 ~	22,915	22,477
2.412% (US0001M + 0.540%) due 05/25/2036 ~	8,684	6,860

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.532% (US0001M + 0.660%) due 10/25/2032 ~	$19	$19
2.547% (US0001M + 0.675%) due 11/25/2035 ^~	8,469	8,464
2.552% (US0001M + 0.680%) due 10/25/2035 ~	28,161	27,499
2.572% (US0001M + 0.700%) due 11/25/2035 ^~	38,526	31,383
2.592% (US0001M + 0.720%) due 07/25/2035 ~	7,081	7,161
2.672% (LIBOR01M + 0.800%) due 10/27/2032 ~	84	81
2.742% (US0001M + 0.870%) due 02/25/2036 ~	5,785	4,908
2.822% (US0001M + 0.950%) due 10/25/2037 ~	16,111	14,106
2.847% (US0001M + 0.975%) due 02/25/2034 ~	1,013	980
2.847% (US0001M + 0.975%) due 08/25/2035 ~	5,601	5,615
2.872% (US0001M + 1.000%) due 10/25/2037 ~	29,510	26,872
2.872% (US0001M + 1.000%) due 11/25/2042 ~	1,244	1,242
2.877% (US0001M + 1.005%) due 06/25/2035 ~	21,813	21,906
2.937% due 10/25/2036 ~	138	119
2.952% (US0001M + 1.080%) due 06/25/2035 ~	7,500	7,198
2.997% (US0001M + 1.125%) due 02/25/2035 ~	2,681	2,701
3.222% (US0001M + 1.350%) due 01/25/2036 ~	4,485	4,094
3.372% (US0001M + 1.500%) due 04/25/2036 ~	8,942	7,806
3.622% (US0001M + 1.750%) due 09/25/2035 ~	14,750	14,179
3.747% (US0001M + 1.875%) due 08/25/2034 ~	966	965
5.500% due 08/25/2036	1,969	1,971
6.000% due 08/25/2036	6,886	5,945
6.500% due 08/25/2036 ^	3,776	2,367
BFNS 2017
3.994% due 01/25/2029 ~	10,000	9,975
BlueMountain CLO Ltd.
2.650% (US0003M + 0.890%) due 10/29/2025 ~	27,724	27,727
3.027% (US0003M + 1.260%) due 04/30/2026 ~	45,000	45,033
3.052% (US0003M + 1.330%) due 04/13/2027 ~	43,200	43,242
BNC Mortgage Loan Trust
1.972% (US0001M + 0.100%) due 03/25/2037 ~	652	653
1.972% (US0001M + 0.100%) due 05/25/2037 ~	25	25
Bombardier Capital Mortgage Securitization Corp.
5.980% due 03/15/2029 ~	1,272	1,323
6.530% due 10/15/2028 ~	1,702	1,770
6.805% due 12/15/2030 ~	503	511
6.975% due 12/15/2029 ~	8,934	3,498
7.180% due 12/15/2029 ~	22,669	9,126
7.575% due 06/15/2030 ~	16,139	6,474
7.935% due 12/15/2030 ~	10,000	10,439

26	See Accompanying Notes

March 31, 2018

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Bosphorus CLO DAC
0.700% due 10/15/2025	EUR	2,459	$3,029
Buckingham CDO Ltd.
1.936% (LIBOR01M + 0.250%) due 04/05/2041 ~		$685,149	104,554
1.936% (LIBOR01M + 0.250%) due 09/05/2051 ~		1,003,036	92,520
Camber PLC
2.000% (LIBOR03M + 0.200%) due 11/09/2053 ~		183,696	11,463
Carlyle Global Market Strategies Euro CLO Ltd.
0.654% (EUR006M + 0.930%) due 08/15/2027 ~	EUR	2,700	3,327
0.751% (EUR003M + 1.080%) due 04/15/2027 •		71,000	87,490
Carrington Mortgage Loan Trust
2.022% (US0001M + 0.150%) due 07/25/2036 ^~		$86,733	84,010
2.092% (US0001M + 0.220%) due 01/25/2037 ~		17,797	13,014
2.122% (US0001M + 0.250%) due 10/25/2036 ~		8,999	6,744
2.132% (US0001M + 0.260%) due 02/25/2037 ~		14,000	12,873
2.292% (US0001M + 0.420%) due 02/25/2037 ~		8,317	6,298
CDC Mortgage Capital Trust
2.787% (US0001M + 0.915%) due 11/25/2034 ~		122	120
Cent CLO Ltd.
3.067% (US0003M + 1.300%) due 01/30/2025 ~		4,522	4,524
3.090% (US0003M + 1.330%) due 10/29/2025 ~		12,179	12,194
3.203% (US0003M + 1.410%) due 11/07/2026 ~		75,800	75,854
Centex Home Equity Loan Trust
2.192% (US0001M + 0.320%) due 06/25/2036 ~		31,200	29,209
2.492% (US0001M + 0.620%) due 09/25/2034 ~		811	814
5.210% due 11/25/2028		271	274
Chase Funding Trust
2.372% (US0001M + 0.500%) due 05/25/2032 ~		116	111
2.472% (US0001M + 0.600%) due 07/25/2033 ~		9	9
CHEC Loan Trust
2.512% (US0001M + 0.640%) due 06/25/2034 ~		376	365
Chrysler Capital Auto Receivables Trust
1.360% due 01/15/2020		1,912	1,912
CIFC Funding Ltd.
2.761% (US0001M + 1.020%) due 10/24/2025 ~		42,115	42,114
3.111% (US0003M + 1.380%) due 10/17/2026 ~		94,000	94,062
3.144% (US0003M + 1.200%) due 05/24/2026 ~		23,400	23,415
CIT Group Home Equity Loan Trust
2.847% (LIBOR01M + 0.975%) due 12/25/2031 ~		177	170
CIT Mortgage Loan Trust
3.222% (LIBOR01M + 1.350%) due 10/25/2037 ~		79,645	80,236

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.322% (LIBOR01M + 1.450%) due 10/25/2037 ^~	$650	$655
Citigroup Mortgage Loan Trust
1.932% (US0001M + 0.060%) due 07/25/2045 ~	2,218	1,771
1.952% (US0001M + 0.080%) due 01/25/2037 ~	18,762	13,446
1.972% (US0001M + 0.100%) due 12/25/2036 ~	5,042	3,605
2.012% (US0001M + 0.140%) due 12/25/2036 ~	3,181	3,164
2.032% (US0001M + 0.160%) due 09/25/2036 ~	7,941	6,582
2.032% (US0001M + 0.160%) due 12/25/2036 ~	10,229	7,398
2.042% (US0001M + 0.170%) due 05/25/2037 ~	18,312	15,916
2.052% (US0001M + 0.180%) due 01/25/2037 ~	112,086	81,268
2.062% (US0001M + 0.190%) due 05/25/2037 ~	50,425	37,783
2.082% (US0001M + 0.210%) due 12/25/2036 ~	8,241	7,863
2.122% (US0001M + 0.250%) due 12/25/2036 ~	14,644	11,887
2.122% (US0001M + 0.250%) due 01/25/2037 ~	36,490	26,671
2.132% (US0001M + 0.260%) due 03/25/2036 ~	6,808	5,863
2.142% (US0001M + 0.270%) due 05/25/2037 ~	25,635	21,419
2.322% (US0001M + 0.450%) due 03/25/2037 ~	21,391	19,919
2.472% (US0001M + 0.600%) due 12/25/2035 ~	29,842	25,738
2.577% (US0001M + 0.705%) due 01/25/2036 ~	7,204	6,973
4.575% due 10/25/2037	35,483	37,027
Citigroup Mortgage Loan Trust, Inc.
2.112% (US0001M + 0.240%) due 10/25/2036 ~	1,933	1,937
2.132% (US0001M + 0.260%) due 03/25/2037 ~	39,430	35,887
2.152% (US0001M + 0.280%) due 11/25/2036 ~	20,842	20,625
2.162% (US0001M + 0.290%) due 10/25/2036 ~	3,000	2,994
2.172% (US0001M + 0.300%) due 10/25/2036 ~	15,436	14,986
2.282% (US0001M + 0.410%) due 10/25/2035 ~	16,324	16,356
2.592% (US0001M + 0.720%) due 09/25/2035 ^~	7,577	7,624
2.922% (US0001M + 1.050%) due 02/25/2035 ~	1,164	1,113
5.249% due 08/25/2035	61	61
Colony American Finance Ltd.
2.554% due 11/15/2048	22,187	21,720
Conseco Finance Corp.
6.280% due 09/01/2030	21,850	22,981
6.320% due 07/01/2030	10,787	11,339
6.440% due 12/01/2030	13,149	13,984
6.540% due 04/01/2029	6,681	7,040
6.660% due 06/01/2030 ~	2,668	2,824
6.760% due 03/01/2030 ~	1,772	1,887
6.810% due 12/01/2028 ~	501	519
7.220% due 03/15/2028 ~	6,076	6,449
7.240% due 11/15/2028 ~	7,442	7,872
7.860% due 03/01/2030 ~	15,959	12,432
Conseco Finance Securitizations Corp.
3.714% (US0001M + 2.050%) due 12/01/2033 ~	13,314	13,704
6.910% due 05/01/2033	40,865	45,286
7.360% due 06/01/2030 ~	71,027	48,992
7.360% due 08/01/2032 ~	2,812	2,922
7.424% due 03/01/2033 ~	14,883	16,341
7.490% due 07/01/2031	37,134	40,557
7.770% due 09/01/2031	15,507	17,011
7.954% due 12/01/2033 ~	5,935	6,615
7.960% due 05/01/2031	23,935	15,637
7.970% due 05/01/2032	7,236	3,677
8.060% due 09/01/2029 ~	7,422	3,986
8.200% due 05/01/2031	33,323	22,341
8.260% due 12/01/2030 ~	82,013	53,169

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
8.310% due 05/01/2032 ~	$41,165	$21,781
8.850% due 12/01/2030 ~	1,865	998
Coronado CDO Ltd.
2.545% (US0003M + 0.520%) due 09/04/2038 ~	6,835	6,595
Countrywide Asset-Backed Certificates
1.792% (US0001M + 0.240%) due 04/25/2037 ~	5,947	4,207
2.012% (US0001M + 0.140%) due 05/25/2035 ~	53,279	50,686
2.012% (US0001M + 0.140%) due 03/25/2037 ~	34,441	33,527
2.012% (US0001M + 0.140%) due 05/25/2037 ~	73,907	69,870
2.012% (US0001M + 0.140%) due 06/25/2037 ~	32,197	29,375
2.012% (US0001M + 0.140%) due 07/25/2037 ^~	55,041	47,917
2.012% (US0001M + 0.140%) due 08/25/2037 ~	118,368	107,387
2.012% (US0001M + 0.140%) due 04/25/2047 ~	35,279	34,379
2.012% (US0001M + 0.140%) due 06/25/2047 ~	31,865	30,052
2.022% (US0001M + 0.150%) due 01/25/2037 ~	6,194	6,181
2.022% (US0001M + 0.150%) due 05/25/2037 ~	13,178	13,039
2.022% (US0001M + 0.150%) due 12/25/2046 ~	6,916	6,917
2.022% (US0001M + 0.150%) due 04/25/2047 ~	10,744	10,456
2.022% (US0001M + 0.150%) due 06/25/2047 ^~	27,805	27,425
2.032% (US0001M + 0.160%) due 09/25/2036 ~	12,811	12,807
2.032% (US0001M + 0.160%) due 03/25/2037 ~	10,409	10,335
2.032% (US0001M + 0.160%) due 01/25/2046 ~	59,253	58,883
2.032% (US0001M + 0.160%) due 09/25/2046 ^~	9,773	9,699
2.042% (US0001M + 0.170%) due 05/25/2037 ~	2,089	2,080
2.042% (US0001M + 0.170%) due 06/25/2037 ~	20,928	20,882
2.042% (US0001M + 0.170%) due 06/25/2047 ~	2,364	2,345
2.052% (US0001M + 0.180%) due 06/25/2047 ~	36,128	35,938
2.052% (US0001M + 0.180%) due 11/25/2047 ^~	48,129	38,567
2.062% (US0001M + 0.190%) due 06/25/2047 ~	18,240	18,037
2.072% (US0001M + 0.200%) due 06/25/2047 ~	32,042	26,373
2.072% (US0001M + 0.200%) due 09/25/2047 ~	58,068	43,437
2.092% (US0001M + 0.220%) due 06/25/2037 ~	10,000	9,536

See Accompanying Notes	27

Schedule of Investments PIMCO Income Fund (Cont.)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.092% (US0001M + 0.220%) due 09/25/2037 ^~	$20,180	$16,944
2.092% (US0001M + 0.220%) due 06/25/2047 ^~	40,896	33,207
2.092% (US0001M + 0.220%) due 09/25/2047 ~	22,892	20,631
2.102% (US0001M + 0.230%) due 05/25/2037 ~	13,000	11,969
2.102% (US0001M + 0.230%) due 07/25/2037 ^~	46,686	35,484
2.102% (US0001M + 0.230%) due 10/25/2047 ~	19,722	19,295
2.112% (US0001M + 0.240%) due 11/25/2036 ~	11,924	11,394
2.112% (US0001M + 0.240%) due 03/25/2037 ~	24,109	16,858
2.112% (US0001M + 0.240%) due 06/25/2037 ~	17,769	17,642
2.112% (US0001M + 0.240%) due 12/25/2046 ~	32,297	30,907
2.122% (US0001M + 0.250%) due 02/25/2036 ~	9,200	8,608
2.122% (US0001M + 0.250%) due 03/25/2036 ^~	13,450	12,431
2.122% (US0001M + 0.250%) due 01/25/2037 ~	35,636	33,861
2.122% (US0001M + 0.250%) due 01/25/2046 ~	35,429	33,391
2.122% (US0001M + 0.250%) due 06/25/2047 ~	30,600	28,368
2.122% (US0001M + 0.250%) due 11/25/2047 ~	20,164	12,175
2.132% (US0001M + 0.260%) due 11/25/2037 ~	55,400	51,579
2.162% (US0001M + 0.290%) due 11/25/2036 ~	15,200	12,733
2.162% (US0001M + 0.290%) due 06/25/2037 ~	15,449	14,717
2.172% (US0001M + 0.300%) due 07/25/2036 ~	929	928
2.172% (US0001M + 0.300%) due 02/25/2037 ~	24,010	23,231
2.192% (US0001M + 0.320%) due 10/25/2036 ~	3,279	3,123
2.192% (US0001M + 0.320%) due 02/25/2037 ~	6,000	4,157
2.192% (US0001M + 0.320%) due 05/25/2047 ~	9,817	4,124
2.202% (US0001M + 0.330%) due 07/25/2036 ~	1,054	993
2.212% (US0001M + 0.340%) due 12/25/2036 ^~	16,136	8,999
2.222% (US0001M + 0.350%) due 03/25/2036 ^~	3,815	3,487
2.242% (US0001M + 0.370%) due 04/25/2036 ~	12,000	11,453
2.322% (US0001M + 0.450%) due 03/25/2047 ^~	8,570	5,230
2.372% (US0001M + 0.500%) due 01/25/2036 ~	8,000	8,024
2.382% (US0001M + 0.510%) due 02/25/2036 ~	18,000	17,726
2.392% (US0001M + 0.520%) due 01/25/2036 ~	18,468	18,474
2.532% (US0001M + 0.660%) due 12/25/2035 ~	13,300	13,449
2.572% (US0001M + 0.700%) due 12/25/2033 ~	1,703	1,653
2.622% (US0001M + 0.750%) due 05/25/2034 ~	1,354	1,356
2.632% (US0001M + 0.760%) due 01/25/2036 ~	2,675	2,307
2.642% (US0001M + 0.770%) due 11/25/2035 ~	324	325
2.672% (US0001M + 0.800%) due 10/25/2035 ~	17,938	18,055
2.712% (US0001M + 0.840%) due 10/25/2047 ~	34,127	33,807
2.732% (US0001M + 0.860%) due 05/25/2033 ~	188	186
2.772% (US0001M + 0.900%) due 05/25/2036 ~	1,075	1,031
2.847% (US0001M + 0.975%) due 11/25/2034 ~	7,000	7,021
2.922% (US0001M + 1.050%) due 07/25/2033 ~	1,419	1,416
2.922% (US0001M + 1.050%) due 11/25/2034 ~	9,989	10,022

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.937% (US0001M + 1.065%) due 08/25/2035 ~	$17,955	$18,233
3.122% (US0001M + 1.250%) due 12/25/2034 ~	2,725	2,725
3.447% (US0001M + 1.575%) due 08/25/2034 ~	10,000	8,095
3.702% (US0001M + 1.830%) due 12/25/2035 ~	6,500	2,667
3.949% due 04/25/2036 ~	17	17
4.465% due 02/25/2036 ~	596	603
4.769% due 10/25/2046 ^~	4,037	3,932
4.774% due 07/25/2036 ~	790	800
5.834% due 07/25/2034 ~	210	213
Countrywide Asset-Backed Certificates Trust
2.002% (US0001M + 0.130%) due 04/25/2046 ~	34,810	30,991
2.012% (US0001M + 0.140%) due 02/25/2037 ~	53,324	51,193
2.012% (US0001M + 0.140%) due 03/25/2037 ~	60,625	58,462
2.022% (US0001M + 0.150%) due 02/25/2037 ~	7,612	7,596
2.022% (US0001M + 0.150%) due 03/25/2047 ~	8,374	8,098
2.032% (US0001M + 0.160%) due 03/25/2037 ~	8,720	8,620
2.032% (US0001M + 0.160%) due 09/25/2046 ~	8,664	8,548
2.112% (US0001M + 0.240%) due 02/25/2037 ~	20,200	19,569
2.122% (US0001M + 0.250%) due 04/25/2046 ^~	5,027	4,778
2.332% (US0001M + 0.460%) due 05/25/2036 ~	15,000	14,856
2.342% (US0001M + 0.470%) due 04/25/2036 ~	31,420	31,252
2.362% (US0001M + 0.490%) due 04/25/2036 ~	43,050	38,586
2.532% (US0001M + 0.660%) due 08/25/2035 ~	17,997	17,780
2.592% (US0001M + 0.720%) due 05/25/2036 ~	15,000	12,398
2.652% (US0001M + 0.780%) due 11/25/2034 ~	670	667
2.672% (US0001M + 0.800%) due 08/25/2047 ~	49,480	49,105
2.727% (US0001M + 0.855%) due 08/25/2034 ~	9,419	9,218
2.772% (US0001M + 0.900%) due 11/25/2034 ~	609	608
2.877% (US0001M + 1.005%) due 07/25/2034 ~	3,088	3,098
3.147% (US0001M + 1.275%) due 04/25/2035 ~	3,846	3,912
4.047% (US0001M + 2.175%) due 07/25/2034 ~	343	333
4.495% due 03/25/2034 ~	5,503	5,580
4.495% due 02/25/2036 ~	2,995	3,014
4.574% due 10/25/2046 ^~	42	39
4.693% due 10/25/2035 ~	146	150
Credit Suisse First Boston Mortgage Securities Corp.
4.222% (US0001M + 2.350%) due 08/25/2032 ~	177	160
Credit Suisse Mortgage Capital Trust
0.000% due 02/25/2056 «(a)(h)	571	571
0.000% due 02/25/2056 ~	1,799,065	1,589,959
Credit-Based Asset Servicing and Securitization LLC
1.932% (US0001M + 0.060%) due 11/25/2036 ~	91	58
1.942% (US0001M + 0.070%) due 01/25/2037 ^~	631	282
1.992% (LIBOR01M + 0.120%) due 07/25/2037 ~	8,337	5,572
2.012% (US0001M + 0.140%) due 10/25/2036 ~	22,562	17,059
2.092% (LIBOR01M + 0.220%) due 07/25/2037 ~	7,707	5,194
2.102% (US0001M + 0.230%) due 11/25/2036 ~	8,107	5,259
2.122% (US0001M + 0.250%) due 07/25/2036 ~	12,000	11,214
2.212% (LIBOR01M + 0.340%) due 07/25/2037 ~	8,159	5,543
2.292% (US0001M + 0.420%) due 12/25/2035 ~	19,631	15,376

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.592% (US0001M + 0.720%) due 01/25/2035 ~		$8,802	$8,734
2.892% (US0001M + 1.020%) due 11/25/2033 ~		856	839
3.664% due 01/25/2037 ^		267	132
3.715% due 06/25/2035 ^		183	183
3.794% due 12/25/2035		10,076	9,764
6.780% due 05/25/2035		3,932	3,919
CSAB Mortgage-Backed Trust
6.089% due 12/25/2036		21,935	10,079
CVC Cordatus Loan Fund Ltd.
0.780% (EUR006M + 0.780%) due 01/24/2028 ~	EUR	77,300	95,623
CWABS Asset Backed Notes Trust
2.872% (US0001M + 1.000%) due 08/25/2047 ~		$1,208	1,189
CWHEQ Revolving Home Equity Loan Trust
2.007% (US0001M + 0.230%) due 02/15/2036 ~		3,464	3,367
DFC HEL Trust
3.747% (US0001M + 1.875%) due 12/25/2031 ~		3,244	3,209
Dryden Senior Loan Fund
0.000% (US0003M + 1.160%) due 10/15/2026 ~		13,950	13,978
Duchess CLO BV
0.222% (EUR003M + 0.550%) due 02/28/2023 ~	EUR	5,000	6,134
Duke Funding High Grade Ltd.
2.027% (LIBOR01M + 0.140%) due 08/02/2049 ~		$803,954	82,084
2.117% (LIBOR01M + 0.230%) due 08/02/2049 ~		295,527	30,173
2.228% (LIBOR03M + 0.450%) due 08/02/2049 ~		102,000	4,406
Educational Funding Co. LLC
1.995% (US0003M + 0.250%) due 10/25/2029 ~		800	789
Ellington Loan Acquisition Trust
2.922% (US0001M + 1.050%) due 05/25/2037 ~		82,877	79,459
EMC Mortgage Loan Trust
2.612% (US0001M + 0.740%) due 05/25/2040 ~		72	67
2.812% (LIBOR01M + 0.940%) due 04/25/2042 ~		802	794
2.972% (LIBOR01M + 1.100%) due 08/25/2040 ~		481	469
2.972% (US0001M + 1.100%) due 11/25/2041 ~		28	27
Emerson Park CLO Ltd.
2.702% (US0003M + 0.980%) due 07/15/2025 ~		22,038	22,049
Encore Credit Receivables Trust
2.562% (US0001M + 0.690%) due 07/25/2035 ~		7,998	7,557
Equifirst Loan Securitization Trust
2.042% (US0001M + 0.170%) due 04/25/2037 ~		62,709	60,357
Equity One Mortgage Pass-Through Trust
5.495% due 12/25/2033		450	446
FAB UK Ltd.
1.085% (BP0006M + 0.500%) due 12/06/2045 ~	GBP	14,983	19,783
FBR Securitization Trust
2.562% (US0001M + 0.690%) due 11/25/2035 ~		$10,000	9,932

28	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Fieldstone Mortgage Investment Trust
2.062% (US0001M + 0.190%) due 05/25/2036 ~	$42,866	$33,341
Finance America Mortgage Loan Trust
2.922% (US0001M + 1.050%) due 09/25/2033 ~	211	206
First Franklin Mortgage Loan Asset-Backed Certificates
2.697% (US0001M + 0.825%) due 05/25/2034 ~	4,721	4,674
3.582% (US0001M + 1.710%) due 05/25/2034 ~	288	276
First Franklin Mortgage Loan Trust
2.012% (US0001M + 0.140%) due 12/25/2036 ~	4,499	2,791
2.022% (US0001M + 0.150%) due 05/25/2036 ~	4,690	4,381
2.022% (US0001M + 0.150%) due 07/25/2036 ~	4,479	4,462
2.022% (US0001M + 0.150%) due 12/25/2036 ~	18,672	15,550
2.032% (US0001M + 0.160%) due 12/25/2037 ~	32,790	24,295
2.062% (US0001M + 0.190%) due 02/25/2036 ~	24,262	21,956
2.062% (US0001M + 0.190%) due 03/25/2036 ~	701	702
2.072% (US0001M + 0.200%) due 02/25/2036 ~	767	766
2.092% (US0001M + 0.220%) due 01/25/2038 ~	466	353
2.162% (US0001M + 0.290%) due 02/25/2036 ~	20,000	19,387
2.182% (US0001M + 0.310%) due 09/25/2036 ~	20,034	17,979
2.232% (US0001M + 0.360%) due 11/25/2035 ~	39,003	37,040
2.232% (US0001M + 0.360%) due 03/25/2036 ~	17,894	12,726
2.252% (US0001M + 0.380%) due 02/25/2036 ~	22,712	16,973
2.322% (US0001M + 0.450%) due 11/25/2036 ~	37,673	37,747
2.342% (US0001M + 0.470%) due 07/25/2035 ~	7,275	7,313
2.532% (US0001M + 0.660%) due 05/25/2036 ~	1,512	1,512
2.607% (US0001M + 0.735%) due 12/25/2034 ~	3,037	3,090
2.607% (US0001M + 0.735%) due 09/25/2035 ~	13,390	13,477
2.652% (US0001M + 0.780%) due 09/25/2035 ~	10,778	10,734
2.652% (US0001M + 0.780%) due 06/25/2036 ~	16,775	14,569
2.697% (US0001M + 0.825%) due 06/25/2034 ~	10,889	10,725
2.742% (US0001M + 0.870%) due 09/25/2034 ~	7,350	7,338
2.772% (US0001M + 0.900%) due 01/25/2035 ~	2,960	2,990
2.822% (US0001M + 0.950%) due 07/25/2033 ~	3,777	3,627
2.847% (US0001M + 0.975%) due 05/25/2035 ~	34,529	31,815
2.877% (US0001M + 1.005%) due 09/25/2035 ~	12,600	9,751
3.147% (US0001M + 1.275%) due 07/25/2034 ~	23,372	23,769
First Investors Auto Owner Trust
1.530% due 11/16/2020	5,999	5,981
First NLC Trust
2.577% (US0001M + 0.705%) due 12/25/2035 ~	6,600	6,639
Flagship Credit Auto Trust
1.930% due 12/15/2021	12,957	12,913
Flatiron CLO Ltd.
2.891% (US0003M + 1.160%) due 01/17/2026 ~	34,380	34,383
Fremont Home Loan Trust
1.972% (US0001M + 0.100%) due 08/25/2036 ~	6,106	2,926
2.002% (US0001M + 0.130%) due 11/25/2036 ~	28,516	14,204
2.007% (US0001M + 0.135%) due 10/25/2036 ~	15,373	13,802

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.032% (US0001M + 0.160%) due 08/25/2036 ~	$40,486	$19,566
2.042% (US0001M + 0.170%) due 02/25/2036 ~	20,787	19,578
2.042% (US0001M + 0.170%) due 02/25/2037 ~	21,600	12,343
2.052% (US0001M + 0.180%) due 04/25/2036 ~	1,856	1,549
2.092% (US0001M + 0.220%) due 01/25/2037 ~	31,421	18,882
2.112% (US0001M + 0.240%) due 08/25/2036 ~	7,425	3,624
2.122% (US0001M + 0.250%) due 05/25/2036 ~	8,286	5,662
2.142% (US0001M + 0.270%) due 04/25/2036 ~	22,370	14,069
2.322% (US0001M + 0.450%) due 01/25/2036 ~	43,992	35,165
2.922% (US0001M + 1.050%) due 11/25/2034 ~	6,400	6,354
3.027% (US0001M + 1.155%) due 06/25/2035 ~	10,069	8,108
Galaxy CLO Ltd.
2.980% (US0003M + 1.130%) due 11/16/2025 ~	7,381	7,387
GE-WMC Mortgage Securities Trust
1.912% (US0001M + 0.040%) due 08/25/2036 ~	4	2
2.002% (US0001M + 0.130%) due 08/25/2036 ~	6,506	6,343
GM Financial Automobile Leasing Trust
1.350% due 02/20/2019	18,414	18,392
Goal Structured Solutions Trust
2.522% (US0001M + 0.650%) due 09/25/2041 ~	22,908	22,812
GoldenTree Loan Opportunities Ltd.
2.895% (US0003M + 1.150%) due 04/25/2025 ~	14,521	14,531
Greenpoint Manufactured Housing
5.265% (US0001M + 3.500%) due 10/14/2031 ~	19,418	20,530
5.308% (US0001M + 3.500%) due 11/17/2031 ~	14,600	14,670
5.324% due 06/08/2031 ~	15,833	15,837
8.300% due 10/15/2026 ~	3,804	4,110
Greenpoint Manufactured Housing Contract Trust Pass-Through Certificates
3.854% (US0001M + 2.000%) due 11/22/2031 ~	17,235	16,976
GSAA Home Equity Trust
1.932% (US0001M + 0.060%) due 05/25/2036 ~	8,224	4,021
1.942% (US0001M + 0.070%) due 03/25/2036 ~	32	19
1.992% (US0001M + 0.120%) due 06/25/2036 ~	65,738	31,595
2.042% (US0001M + 0.170%) due 10/25/2036 ~	55,127	29,533
2.042% (US0001M + 0.170%) due 02/25/2037 ~	12,627	6,949
2.052% (US0001M + 0.180%) due 03/25/2036 ~	32,473	18,951
2.052% (US0001M + 0.180%) due 05/25/2036 ~	23,922	12,320
2.112% (US0001M + 0.240%) due 06/25/2036 ~	4,615	2,647
2.142% (US0001M + 0.270%) due 10/25/2035 ~	1,535	1,528
2.142% (US0001M + 0.270%) due 03/25/2036 ~	28,521	21,273
2.192% (US0001M + 0.320%) due 04/25/2047 ~	21,594	15,734
2.222% (US0001M + 0.350%) due 08/25/2037 ~	17,175	16,352
2.242% (US0001M + 0.370%) due 06/25/2035 ~	245	247
2.242% (US0001M + 0.370%) due 10/25/2035 ~	20,064	19,577
2.362% (US0001M + 0.490%) due 06/25/2035 ~	3,000	2,742
2.402% (US0001M + 0.530%) due 08/25/2035 ~	4,304	3,834
5.344% due 09/25/2035 ~	343	288
5.772% due 11/25/2036 ^~	10,632	5,921
6.000% due 11/25/2037 ^	672	586
6.448% due 06/25/2036	26,081	13,162

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
GSAA Trust
2.092% (US0001M + 0.220%) due 05/25/2047 ~	$3,307	$2,731
GSAMP Trust
1.942% (US0001M + 0.070%) due 12/25/2036 ~	850	449
1.952% (US0001M + 0.080%) due 11/25/2036 ~	1,418	837
1.962% (US0001M + 0.090%) due 01/25/2037 ~	3,143	2,015
2.012% (US0001M + 0.140%) due 06/25/2036 ~	22,376	21,981
2.012% (US0001M + 0.140%) due 08/25/2036 ~	33,330	31,820
2.012% (US0001M + 0.140%) due 11/25/2036 ~	34,521	20,675
2.022% (US0001M + 0.150%) due 05/25/2046 ~	28,474	28,095
2.042% (US0001M + 0.170%) due 01/25/2037 ~	6,265	5,836
2.052% (US0001M + 0.180%) due 11/25/2035 ~	213	43
2.072% (US0001M + 0.200%) due 11/25/2036 ~	19,373	11,761
2.112% (US0001M + 0.240%) due 12/25/2035 ~	11,989	12,008
2.112% (US0001M + 0.240%) due 06/25/2036 ~	5,731	3,817
2.142% (US0001M + 0.270%) due 03/25/2047 ~	32,573	27,067
2.172% (US0001M + 0.300%) due 06/25/2036 ~	6,712	4,728
2.172% (US0001M + 0.300%) due 10/25/2036 ^~	1,645	169
2.302% (US0001M + 0.430%) due 11/25/2035 ~	15,141	15,196
2.322% (US0001M + 0.450%) due 12/25/2035 ~	7,835	5,340
2.517% (US0001M + 0.645%) due 11/25/2035 ^~	13,433	9,931
2.547% (US0001M + 0.675%) due 02/25/2035 ~	2,061	2,076
2.607% (US0001M + 0.735%) due 07/25/2045 ~	3,734	3,759
2.652% (US0001M + 0.780%) due 07/25/2045 ~	19,366	19,351
3.022% (US0001M + 1.150%) due 12/25/2034 ~	21,258	20,843
3.072% (US0001M + 1.200%) due 10/25/2034 ~	1,450	1,445
GSRPM Mortgage Loan Trust
2.172% (US0001M + 0.300%) due 03/25/2035 ~	694	690
2.172% (US0001M + 0.300%) due 09/25/2036 ~	966	967
Home Equity Asset Trust
2.057% (US0001M + 0.185%) due 07/25/2037 ~	5,415	5,414
2.342% (US0001M + 0.470%) due 01/25/2036 ~	5,000	4,560

See Accompanying Notes	29

Schedule of Investments PIMCO Income Fund (Cont.)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.342% (US0001M + 0.470%) due 04/25/2036 ~		$18,000	$14,862
2.572% (US0001M + 0.700%) due 12/25/2033 ~		97	96
2.632% (US0001M + 0.760%) due 11/25/2032 ~		128	126
2.772% (US0001M + 0.900%) due 11/25/2034 ~		933	943
3.072% (US0001M + 1.200%) due 06/25/2032 ^~		2,312	2,297
Home Equity Mortgage Loan Asset-Backed Trust
2.032% (US0001M + 0.160%) due 11/25/2036 ~		12,352	10,413
2.072% (US0001M + 0.200%) due 07/25/2037 ~		20,460	13,656
2.112% (US0001M + 0.240%) due 08/25/2036 ~		3,115	2,760
2.152% (US0001M + 0.280%) due 06/25/2036 ~		8,000	7,329
2.172% (US0001M + 0.300%) due 03/25/2036 ~		25,000	19,674
2.192% (US0001M + 0.320%) due 04/25/2037 ~		17,030	15,402
2.312% (US0001M + 0.440%) due 03/25/2036 ~		4,200	3,729
House of Europe Funding PLC
0.000% due 12/15/2090 •	EUR	13,959	17,173
Hout Bay Corp.
1.936% (LIBOR01M + 0.250%) due 07/05/2041 ~		$505,660	158,019
2.136% (LIBOR01M + 0.450%) due 07/05/2041 ~		34,165	2,187
2.266% (LIBOR01M + 0.580%) due 07/05/2041 ~		4,046	306
HSI Asset Loan Obligation Trust
4.868% due 12/25/2036		11,298	6,377
HSI Asset Securitization Corp. Trust
1.922% (US0001M + 0.050%) due 10/25/2036 ~		2,984	1,563
1.982% (US0001M + 0.110%) due 10/25/2036 ~		23,792	12,604
2.012% (US0001M + 0.140%) due 01/25/2037 ~		77,610	64,644
2.032% (US0001M + 0.160%) due 03/25/2036 ~		6,792	6,756
2.032% (US0001M + 0.160%) due 10/25/2036 ~		12,466	6,664
2.032% (US0001M + 0.160%) due 05/25/2037 ~		18,298	18,042
2.042% (US0001M + 0.170%) due 12/25/2036 ~		34,864	14,512
2.062% (US0001M + 0.190%) due 04/25/2037 ~		20,552	12,351
2.112% (US0001M + 0.240%) due 10/25/2036 ~		2,777	1,506
2.132% (US0001M + 0.260%) due 04/25/2037 ~		8,280	5,022

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.202% (US0001M + 0.330%) due 02/25/2036 ~	$15,384	$14,313
2.242% (US0001M + 0.370%) due 01/25/2036 ~	7,485	7,471
IMC Home Equity Loan Trust
7.520% due 08/20/2028	46	50
IndyMac Mortgage Loan Trust
2.032% (US0001M + 0.160%) due 07/25/2036 ~	36,030	17,418
IXIS Real Estate Capital Trust
2.022% (US0001M + 0.150%) due 01/25/2037 ~	94,485	49,791
2.032% (US0001M + 0.160%) due 08/25/2036 ~	74,505	31,329
2.032% (US0001M + 0.160%) due 05/25/2037 ~	38,383	14,501
2.132% (US0001M + 0.260%) due 08/25/2036 ~	37,828	16,154
2.272% (US0001M + 0.400%) due 03/25/2036 ^~	14,691	9,575
2.502% (US0001M + 0.630%) due 02/25/2036 ~	5,568	5,504
2.817% (US0001M + 0.945%) due 02/25/2035 ~	1,893	1,871
JPMorgan Mortgage Acquisition Corp.
2.052% (US0001M + 0.180%) due 02/25/2036 ~	1,172	1,174
2.052% (US0001M + 0.180%) due 03/25/2036 ~	23,495	23,101
2.142% (US0001M + 0.270%) due 03/25/2036 ~	40,500	35,982
2.162% (US0001M + 0.290%) due 05/25/2035 ~	12,991	12,986
2.532% (US0001M + 0.660%) due 09/25/2035 ~	13,039	13,035
2.577% (US0001M + 0.705%) due 09/25/2035 ~	10,682	10,364
2.802% (US0001M + 0.930%) due 06/25/2035 ~	16,467	15,601
JPMorgan Mortgage Acquisition Trust
1.972% (US0001M + 0.100%) due 03/25/2047 ~	166	119
1.982% (US0001M + 0.110%) due 08/25/2036 ~	5,746	4,566
2.002% (US0001M + 0.130%) due 08/25/2036 ~	35,698	34,502
2.007% (US0001M + 0.135%) due 07/25/2036 ~	43,987	35,068
2.012% (US0001M + 0.140%) due 10/25/2036 ~	2,256	2,255
2.012% (US0001M + 0.140%) due 11/25/2036 ~	19,728	18,155
2.022% (US0001M + 0.150%) due 07/25/2036 ~	6,281	6,280
2.032% (US0001M + 0.160%) due 05/25/2036 ~	1,045	1,046
2.032% (US0001M + 0.160%) due 06/25/2036 ~	8,383	8,381
2.032% (US0001M + 0.160%) due 01/25/2037 ~	3,716	3,719

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.042% (US0001M + 0.170%) due 04/25/2036 ~	$4,542	$4,536
2.082% (US0001M + 0.210%) due 03/25/2037 ~	19,035	19,002
2.102% (US0001M + 0.230%) due 07/25/2036 ~	3,726	3,728
2.112% (US0001M + 0.240%) due 05/25/2037 ~	9,924	8,588
2.132% (US0001M + 0.260%) due 07/25/2036 ~	18,125	17,682
2.142% (US0001M + 0.270%) due 07/25/2036 ~	14,000	13,456
2.162% (US0001M + 0.290%) due 05/25/2036 ~	19,000	15,009
2.192% (US0001M + 0.320%) due 04/25/2036 ~	26,803	24,006
4.787% due 10/25/2030 ^	2,027	1,460
4.787% due 01/25/2037 ^	21	15
5.830% due 07/25/2036 ^	7,198	3,730
6.410% due 07/25/2036 ^	10,263	5,313
KDAC Aviation Finance Ltd.
4.212% due 12/15/2042	30,741	30,719
KGS Alpha SBA Trust
1.020% due 04/25/2038 «~(a)	39,864	1,040
Kitty Hawk CLO LLC
2.932% (US0003M + 1.210%) due 04/15/2027 ~	37,200	37,233
Kodiak CDO Ltd.
2.133% (LIBOR03M + 0.340%) due 11/07/2042 ~	10,926	10,817
KVK CLO Ltd.
2.872% (US0003M + 1.150%) due 01/15/2026 ~	13,200	13,205
Legacy Mortgage Asset Trust
0.000% due 01/28/2070 «~	10,636	7,895
3.085% due 12/25/2056 ~	1,308,626	1,198,790
3.398% (US0001M + 1.750%) due 01/28/2070 ~	1,212,129	1,240,715
4.000% due 06/07/2060 «(c)	502,642	493,767
11.330% due 01/28/2070 ~	383,668	363,188
Lehman ABS Manufactured Housing Contract Trust
5.270% due 04/15/2040	239	242
Lehman XS Trust
2.012% (US0001M + 0.140%) due 02/25/2037 ^~	274	418
2.022% (US0001M + 0.150%) due 04/25/2037 ^~	863	743
2.032% (US0001M + 0.160%) due 05/25/2036 ~	37,741	37,848
2.042% (US0001M + 0.170%) due 02/25/2037 ^~	38,054	30,729
2.052% (US0001M + 0.180%) due 02/25/2037 ~	27,068	23,544
2.102% (US0001M + 0.230%) due 02/25/2037 ~	6,926	4,829
2.152% (US0001M + 0.280%) due 05/25/2036 ~	19,946	19,662
6.140% due 04/25/2036	30,870	30,322
Limerock CLO Ltd.
3.034% (US0003M + 1.300%) due 04/18/2026 ~	29,758	29,784
Long Beach Mortgage Loan Trust
1.962% (US0001M + 0.090%) due 09/25/2036 ~	13,123	5,669
1.972% (US0001M + 0.100%) due 12/25/2036 ~	10,752	5,604

30	See Accompanying Notes

March 31, 2018

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
1.982% (US0001M + 0.110%) due 11/25/2036 ~		$7,946	$3,691
2.017% (US0001M + 0.145%) due 07/25/2036 ~		34,417	25,281
2.022% (US0001M + 0.150%) due 05/25/2036 ~		68,445	46,814
2.022% (US0001M + 0.150%) due 06/25/2036 ~		77,849	45,361
2.022% (US0001M + 0.150%) due 09/25/2036 ~		65,780	45,338
2.027% (US0001M + 0.155%) due 10/25/2036 ~		65,145	45,890
2.032% (US0001M + 0.160%) due 10/25/2036 ~		3,326	1,501
2.032% (US0001M + 0.160%) due 12/25/2036 ~		4,611	3,430
2.032% (US0001M + 0.160%) due 05/25/2046 ~		14,883	13,447
2.042% (US0001M + 0.170%) due 12/25/2036 ~		48,260	25,377
2.072% (US0001M + 0.200%) due 01/25/2036 ~		39,587	37,402
2.092% (US0001M + 0.220%) due 02/25/2036 ~		35,276	34,350
2.112% (US0001M + 0.240%) due 08/25/2036 ~		8,378	4,814
2.132% (US0001M + 0.260%) due 05/25/2036 ~		3,970	1,918
2.172% (US0001M + 0.300%) due 01/25/2036 ~		49,344	42,552
2.502% (US0001M + 0.630%) due 01/25/2046 ~		50,453	43,644
2.517% (US0001M + 0.645%) due 11/25/2035 ~		37,764	37,482
2.522% (US0001M + 0.650%) due 09/25/2034 ~		636	599
2.532% (US0001M + 0.660%) due 01/25/2046 ~		65	66
2.632% (US0001M + 0.760%) due 08/25/2045 ~		4,029	4,063
2.667% (US0001M + 0.795%) due 06/25/2034 ~		4,412	4,379
2.727% (US0001M + 0.855%) due 07/25/2034 ~		2,662	2,660
2.733% (LIBOR01M + 1.125%) due 05/25/2032 ~		46	46
2.997% (US0001M + 1.125%) due 07/25/2033 ~		4,545	4,555
4.872% (US0001M + 3.000%) due 11/25/2032 ~		16	17
Madison Avenue Manufactured Housing Contract Trust
5.122% (LIBOR01M + 3.250%) due 03/25/2032 ~		6,000	6,172
Madison Park Funding Ltd.
2.849% (US0003M + 1.110%) due 01/19/2025 ~		35,200	35,236
3.005% (US0003M + 1.260%) due 07/20/2026 ~		65,200	65,202
3.075% (US0003M + 1.330%) due 04/20/2026 ~		31,200	31,239
Malin CLO BV
0.000% due 05/07/2023 •	EUR	9,681	11,916

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Mastr Asset Backed Securities Trust
1.922% (US0001M + 0.050%) due 11/25/2036 ~	$8	$4
1.922% (US0001M + 0.050%) due 01/25/2037 ~	37,713	15,823
2.112% (US0001M + 0.240%) due 06/25/2036 ~	5,979	3,580
2.112% (US0001M + 0.240%) due 08/25/2036 ~	7,417	4,135
2.132% (US0001M + 0.260%) due 02/25/2036 ~	6,213	6,092
2.242% (LIBOR01M + 0.370%) due 01/25/2037 ~	15,148	9,274
2.372% (US0001M + 0.500%) due 10/25/2035 ^~	19,698	18,153
MASTR Asset-Backed Securities Trust
1.922% (US0001M + 0.050%) due 08/25/2036 ~	6,433	3,393
1.922% (US0001M + 0.050%) due 10/25/2036 ~	48,261	21,468
1.972% (US0001M + 0.100%) due 08/25/2036 ~	12,788	6,152
1.972% (US0001M + 0.100%) due 10/25/2036 ~	11,452	7,365
1.972% (US0001M + 0.100%) due 11/25/2036 ~	21,447	15,376
1.972% (US0001M + 0.100%) due 01/25/2037 ~	39,387	16,628
1.992% (US0001M + 0.120%) due 10/25/2036 ~	39,796	17,905
2.002% (US0001M + 0.130%) due 10/25/2036 ~	34,967	22,028
2.017% (US0001M + 0.145%) due 10/25/2036 ~	71,140	34,895
2.022% (US0001M + 0.150%) due 04/25/2036 ~	33,453	13,833
2.022% (US0001M + 0.150%) due 08/25/2036 ~	24,384	12,679
2.032% (US0001M + 0.160%) due 10/25/2036 ~	4,568	2,961
2.032% (US0001M + 0.160%) due 01/25/2037 ~	43,492	18,484
2.072% (US0001M + 0.200%) due 04/25/2036 ~	74,142	24,885
2.082% (US0001M + 0.210%) due 11/25/2036 ~	4,579	2,301
2.082% (US0001M + 0.210%) due 05/25/2037 ~	3,627	3,454
2.112% (US0001M + 0.240%) due 08/25/2036 ~	53,639	27,645
2.117% (US0001M + 0.245%) due 10/25/2036 ~	7,904	3,937
2.162% (US0001M + 0.290%) due 01/25/2036 ~	10,810	10,574
2.172% (US0001M + 0.300%) due 05/25/2037 ~	12,674	12,131
2.472% (US0001M + 0.600%) due 01/25/2036 ~	2,706	2,718
2.817% (US0001M + 0.945%) due 05/25/2035 ~	4,000	4,055
3.022% (US0001M + 1.150%) due 08/25/2037 ~	32,911	28,129
6.522% (US0001M + 4.650%) due 05/25/2033 ~	5,887	5,847
Mercedes-Benz Auto Lease Trust
1.150% due 01/15/2019	2,929	2,927
Mercury CDO Ltd.
2.387% (LIBOR03M + 0.340%) due 12/08/2040 ~	27,143	26,255
2.897% (LIBOR03M + 0.850%) due 12/08/2040 ~	6,000	813
Merrill Lynch First Franklin Mortgage Loan Trust
2.042% (US0001M + 0.170%) due 04/25/2037 ~	4,174	2,560
2.042% (US0001M + 0.170%) due 05/25/2037 ~	40,573	28,174
2.112% (US0001M + 0.240%) due 05/25/2037 ~	71,652	50,271
2.122% (US0001M + 0.250%) due 04/25/2037 ~	33,512	20,793
2.192% (US0001M + 0.320%) due 05/25/2037 ~	44,772	31,778
Merrill Lynch Mortgage Investors Trust
1.932% (US0001M + 0.060%) due 11/25/2037 ~	5,053	2,835
2.022% (US0001M + 0.150%) due 08/25/2037 ~	9,860	9,359
2.022% (US0001M + 0.150%) due 11/25/2037 ~	30,828	17,575

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.032% (US0001M + 0.160%) due 03/25/2037 ~	$7,108	$3,919
2.032% (US0001M + 0.160%) due 04/25/2037 ~	16,806	10,687
2.182% (US0001M + 0.310%) due 12/25/2036 ~	1,910	1,917
2.272% (US0001M + 0.400%) due 12/25/2036 ~	986	809
2.322% (US0001M + 0.450%) due 02/25/2047 ~	38,831	29,126
2.332% (US0001M + 0.460%) due 08/25/2036 ~	15,600	15,374
2.372% (US0001M + 0.500%) due 06/25/2036 ~	6,813	6,836
2.592% (US0001M + 0.720%) due 05/25/2036 ~	1,005	990
2.802% (US0001M + 0.930%) due 07/25/2035 ~	15,699	15,872
MESA Trust
4.846% (LIBOR01M + 2.150%) due 11/25/2031 ^~	1,058	847
Mid-State Capital Corp. Trust
3.500% due 12/15/2045	7,182	7,334
6.005% due 08/15/2037	2,498	2,714
Mid-State Trust
4.864% due 07/15/2038	921	958
MMcapS Funding Ltd.
2.456% (US0003M + 0.450%) due 12/01/2035 ~	9,100	7,735
Monroe Capital BSL CLO Ltd.
3.024% due 05/22/2027 ~	146,630	146,568
Morgan Stanley ABS Capital, Inc.
2.952% (US0001M + 1.080%) due 03/25/2033 ~	43	42
Morgan Stanley ABS Capital, Inc. Trust
1.952% (US0001M + 0.080%) due 09/25/2036 ~	316	192
1.972% (US0001M + 0.100%) due 10/25/2036 ~	5,830	3,568
1.972% (US0001M + 0.100%) due 11/25/2036 ~	2,426	1,678
1.982% (US0001M + 0.110%) due 03/25/2037 ~	3,904	2,046
2.002% (US0001M + 0.130%) due 09/25/2036 ~	60,809	37,414
2.002% (US0001M + 0.130%) due 10/25/2036 ~	26,899	24,937
2.002% (US0001M + 0.130%) due 12/25/2036 ~	66,571	46,526
2.002% (US0001M + 0.130%) due 01/25/2037 ~	30,845	18,763
2.012% (US0001M + 0.140%) due 08/25/2036 ~	40,476	25,871
2.012% (US0001M + 0.140%) due 10/25/2036 ~	49,371	30,359
2.012% (US0001M + 0.140%) due 11/25/2036 ~	3,905	2,625
2.012% (US0001M + 0.140%) due 05/25/2037 ~	410	376
2.022% (US0001M + 0.150%) due 09/25/2036 ~	17,561	9,074
2.022% (US0001M + 0.150%) due 10/25/2036 ~	21,367	13,932
2.022% (US0001M + 0.150%) due 12/25/2036 ~	1,358	878
2.032% (US0001M + 0.160%) due 03/25/2036 ~	35,664	35,361
2.032% (US0001M + 0.160%) due 09/25/2036 ~	33,291	20,512
2.052% (US0001M + 0.180%) due 02/25/2037 ~	31,024	15,679
2.052% (US0001M + 0.180%) due 03/25/2037 ~	34,773	18,353
2.072% (US0001M + 0.200%) due 02/25/2037 ~	12,061	7,950
2.092% (US0001M + 0.220%) due 10/25/2036 ~	1,799	1,117
2.092% (US0001M + 0.220%) due 11/25/2036 ~	15,824	10,735
2.102% (US0001M + 0.230%) due 09/25/2036 ~	5,063	3,153
2.102% (US0001M + 0.230%) due 10/25/2036 ~	12,205	8,037
2.102% (US0001M + 0.230%) due 02/25/2037 ~	37,691	19,172
2.122% (US0001M + 0.250%) due 04/25/2036 ~	22,824	21,504
2.122% (US0001M + 0.250%) due 08/25/2036 ~	16,267	10,708

See Accompanying Notes	31

Schedule of Investments PIMCO Income Fund (Cont.)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.122% (US0001M + 0.250%) due 03/25/2037 ~	$56,352	$29,958
2.122% (US0001M + 0.250%) due 05/25/2037 ~	19,121	17,719
2.132% (US0001M + 0.260%) due 05/25/2037 ~	13,213	10,326
2.182% (US0001M + 0.310%) due 12/25/2035 ~	25,505	25,111
2.202% (US0001M + 0.330%) due 02/25/2037 ~	10,511	7,030
2.272% (US0001M + 0.400%) due 12/25/2035 ~	12,427	10,341
2.282% (US0001M + 0.410%) due 11/25/2035 ~	22,000	21,955
2.612% (US0001M + 0.740%) due 01/25/2034 ~	6,533	6,504
2.682% (US0001M + 0.810%) due 04/25/2034 ~	2,424	2,407
2.772% (US0001M + 0.900%) due 05/25/2034 ~	6,548	6,554
2.802% (US0001M + 0.930%) due 07/25/2035 ~	7,500	7,516
2.862% (US0001M + 0.990%) due 06/25/2035 ~	18,300	18,547
2.892% (US0001M + 1.020%) due 10/25/2033 ~	1,792	1,796
2.892% (US0001M + 1.020%) due 11/25/2034 ~	130	130
2.932% (US0001M + 1.060%) due 09/25/2034 ~	323	321
3.122% (US0001M + 1.250%) due 07/25/2037 ~	14,010	12,268
3.772% (US0001M + 1.900%) due 02/25/2047 ~	59,606	53,654
Morgan Stanley Capital, Inc. Trust
2.142% (US0001M + 0.270%) due 03/25/2036 ~	130,702	106,385
2.162% (US0001M + 0.290%) due 01/25/2036 ~	26,769	26,577
2.162% (US0001M + 0.290%) due 02/25/2036 ~	19,270	19,116
Morgan Stanley Dean Witter Capital, Inc. Trust
3.222% (US0001M + 1.350%) due 02/25/2033 ~	972	969
3.447% (US0001M + 1.575%) due 11/25/2032 ~	1,971	1,973
Morgan Stanley Home Equity Loan Trust
1.972% (US0001M + 0.100%) due 12/25/2036 ~	4,865	2,983
1.972% (US0001M + 0.100%) due 04/25/2037 ~	7,860	5,178
2.012% (US0001M + 0.140%) due 12/25/2036 ~	56,955	35,086
2.032% (US0001M + 0.160%) due 04/25/2036 ~	12,314	9,421
2.042% (US0001M + 0.170%) due 04/25/2037 ~	9,571	6,358
2.132% (US0001M + 0.260%) due 04/25/2036 ~	18,878	14,752
2.202% (US0001M + 0.330%) due 12/25/2035 ~	157	158
2.222% (US0001M + 0.350%) due 04/25/2037 ~	28,050	19,029
2.862% (US0001M + 0.990%) due 05/25/2035 ~	11,698	11,492
Morgan Stanley IXIS Real Estate Capital Trust
1.942% (US0001M + 0.070%) due 11/25/2036 ~	10,544	5,440
1.982% (US0001M + 0.110%) due 11/25/2036 ~	31,997	16,579
2.022% (US0001M + 0.150%) due 11/25/2036 ~	3,812	1,983
2.092% (US0001M + 0.220%) due 11/25/2036 ~	26,746	14,014
2.102% (US0001M + 0.230%) due 07/25/2036 ~	34,843	20,446
Morgan Stanley Mortgage Loan Trust
2.102% (US0001M + 0.230%) due 02/25/2037 ~	4,592	2,439
2.232% (US0001M + 0.360%) due 04/25/2037 ~	11,200	5,920
5.622% due 01/25/2047	454	422
5.750% due 04/25/2037 ^~	493	357
5.754% due 01/25/2047	10,078	6,830
5.965% due 09/25/2046 ^	5,053	2,873
6.000% due 07/25/2047 ^~	482	447

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Mountain Hawk CLO Ltd.
2.934% (US0003M + 1.200%) due 04/18/2025 ~	$87,350	$87,423
National Collegiate Commutation Trust
0.000% due 03/25/2038 «(h)	1,769	1,768
0.000% (7-DayAuc) due 03/25/2038 ~	61,425	31,918
0.000% due 03/31/2038 (h)	688	686
Nationstar Home Equity Loan Trust
2.102% (US0001M + 0.230%) due 03/25/2037 ~	663	658
2.122% (US0001M + 0.250%) due 06/25/2037 ~	340	317
Navient Student Loan Trust
2.352% (US0001M + 0.480%) due 03/25/2066 ~	11,750	11,779
3.022% (US0001M + 1.150%) due 03/25/2066 ~	101,853	103,637
3.122% (US0001M + 1.250%) due 06/25/2065 ~	73,459	75,374
Nelder Grove CLO Ltd.
3.284% (US0003M + 1.300%) due 08/28/2026 ~	17,200	17,229
New Century Home Equity Loan Trust
2.052% (US0001M + 0.180%) due 05/25/2036 ~	744	698
2.612% (US0001M + 0.740%) due 08/25/2034 ~	181	178
2.637% (US0001M + 0.765%) due 07/25/2035 ~	836	838
Newcastle Investment Trust
0.000% due 05/01/2033 ~	115,509	108,959
Nissan Auto Lease Trust
1.260% due 12/17/2018	9,152	9,144
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
2.082% (US0001M + 0.210%) due 11/25/2035 ~	12,555	12,373
2.162% (US0001M + 0.290%) due 03/25/2036 ~	400	389
2.192% (US0001M + 0.320%) due 03/25/2036 ~	4,024	3,652
NovaStar Mortgage Funding Trust
2.002% (US0001M + 0.130%) due 03/25/2037 ~	152,188	117,208
2.022% (US0001M + 0.150%) due 06/25/2036 ~	2,314	1,791
2.052% (US0001M + 0.180%) due 09/25/2037 ~	20,350	17,101
3.042% (LIBOR01M + 1.170%) due 06/25/2035 ~	5,000	4,866
NYMT Residential
4.000% due 03/25/2021	2,185	2,188
Oakwood Mortgage Investors, Inc.
5.190% due 06/15/2032 ~	3,142	3,269
5.410% due 11/15/2032	3,911	4,059
6.340% due 04/15/2029	46	46
7.945% due 03/15/2022 ~	3,234	1,981
Ocean Trails CLO
2.720% due 08/13/2025 ~	6,759	6,761
OCP CLO Ltd.
3.304% (US0003M + 1.400%) due 11/22/2025 ~	21,000	21,095
OHA Loan Funding Ltd.
3.094% (US0003M + 1.350%) due 01/23/2027 ~	98,100	98,618
OneMain Direct Auto Receivables Trust
2.040% due 01/15/2021	3,076	3,074
OneMain Financial Issuance Trust
3.190% due 03/18/2026	3,933	3,946
4.100% due 03/20/2028	190	192
Option One Mortgage Loan Trust
2.012% (US0001M + 0.140%) due 01/25/2037 ~	11,240	7,452
2.012% (US0001M + 0.140%) due 02/25/2037 ~	9,064	5,712
2.012% (US0001M + 0.140%) due 03/25/2037 ~	47,201	31,576
2.052% (US0001M + 0.180%) due 07/25/2037 ~	7,246	5,062
2.092% (US0001M + 0.220%) due 04/25/2037 ~	182,402	145,536
2.092% (US0001M + 0.220%) due 05/25/2037 ~	159,855	116,409

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.172% (US0001M + 0.300%) due 01/25/2036 ~		$15,665	$15,365
2.172% (US0001M + 0.300%) due 05/25/2037 ~		5,384	3,543
2.772% (US0001M + 0.900%) due 01/25/2034 ~		2,898	2,885
Option One Mortgage Loan Trust Asset-Backed Certificates
2.332% (US0001M + 0.460%) due 11/25/2035 ~		15,400	14,333
2.727% (US0001M + 0.855%) due 10/25/2032 ~		3,532	3,428
Origen Manufactured Housing Contract Trust
7.650% due 03/15/2032		2,909	3,007
Ownit Mortgage Loan Trust
2.472% (US0001M + 0.600%) due 10/25/2036 ^~		6,185	5,383
3.383% due 10/25/2035		9,487	6,058
OZLM Ltd.
3.031% (US0003M + 1.300%) due 04/17/2026 ~		42,800	42,800
Park Place Securities, Inc.
2.322% (US0001M + 0.450%) due 09/25/2035 ~		39	39
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.342% (US0001M + 0.470%) due 09/25/2035 ~		20,539	20,638
Park Place Securities, Inc. Asset-Backed Pass-through Certificates
2.592% (US0001M + 0.720%) due 05/25/2035 ~		11,774	11,712
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.622% (US0001M + 0.750%) due 07/25/2035 ~		2,695	2,709
2.952% (US0001M + 1.080%) due 03/25/2035 ~		4,500	4,531
People’s Choice Home Loan Securities Trust
2.592% (US0001M + 0.720%) due 05/25/2035 ^~		6,830	6,732
People’s Financial Realty Mortgage Securities Trust
2.012% (US0001M + 0.140%) due 09/25/2036 ~		30,894	13,238
Phoenix Park CLO Ltd.
0.773% (EUR003M + 1.100%) due 07/29/2027 ~	EUR	2,450	3,022
Pinnacle Park CLO Ltd.
2.980% (US0003M + 1.260%) due 04/15/2026 ~		$50,350	50,382
Popular ABS Mortgage Pass-Through Trust
2.122% (US0001M + 0.250%) due 06/25/2047 ^~		2,622	2,551
2.152% (US0001M + 0.280%) due 07/25/2035 ~		653	653
2.232% (US0001M + 0.360%) due 05/25/2036 ~		5,989	5,444
2.532% (US0001M + 0.660%) due 08/25/2035 ~		1,761	1,771
3.932% due 01/25/2036 ^~		55	55
5.417% due 04/25/2035		129	130
Prestige Auto Receivables Trust
1.460% due 07/15/2020		7,140	7,119
Progress Residential Trust
3.308% (LIBOR01M + 1.500%) due 09/17/2033 ~		41,067	41,374

32	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
RAAC Trust
1.911% (US0001M + 0.290%) due 05/25/2046 ~	$8,212	$8,103
1.971% (US0001M + 0.350%) due 02/25/2046 ~	3,436	3,334
2.222% (US0001M + 0.350%) due 11/25/2046 ~	785	711
2.252% (US0001M + 0.380%) due 10/25/2046 ~	13,032	12,846
2.271% (US0001M + 0.650%) due 02/25/2046 ~	19,679	15,669
2.272% (US0001M + 0.400%) due 09/25/2045 ~	10,669	10,291
2.372% (US0001M + 0.500%) due 02/25/2037 ~	5,000	4,560
3.072% (US0001M + 1.200%) due 09/25/2047 ~	2,183	2,174
3.372% (US0001M + 1.500%) due 09/25/2047 ~	9,087	8,988
3.522% (US0001M + 1.650%) due 05/25/2039 ~	4,000	3,948
Renaissance Home Equity Loan Trust
2.752% (US0001M + 0.880%) due 08/25/2033 ~	1,118	1,096
5.512% due 04/25/2037	6,600	3,298
5.580% due 11/25/2036	10,784	6,272
5.744% due 06/25/2037 ^	89,647	43,330
5.906% due 06/25/2037	23,928	11,880
6.115% due 08/25/2036	13,767	9,216
6.203% due 06/25/2037	23,512	12,342
7.750% due 09/25/2037 ^	36,906	20,711
Residential Asset Mortgage Products Trust
2.042% (US0001M + 0.170%) due 07/25/2036 ~	1,203	1,205
2.052% (US0001M + 0.180%) due 11/25/2036 ~	5,505	5,360
2.062% (US0001M + 0.190%) due 03/25/2036 ~	1,670	1,673
2.092% (LIBOR01M + 0.220%) due 12/25/2035 ~	40,455	35,938
2.102% (US0001M + 0.230%) due 12/25/2036 ~	15,000	11,520
2.142% (US0001M + 0.270%) due 10/25/2036 ~	17,000	16,782
2.222% (LIBOR01M + 0.350%) due 12/25/2035 ~	55,071	45,353
2.272% (US0001M + 0.400%) due 02/25/2036 ~	10,980	10,886
2.412% (US0001M + 0.540%) due 07/25/2035 ~	6,500	5,675
2.422% (US0001M + 0.550%) due 02/25/2035 ~	4,059	4,075
2.462% (US0001M + 0.590%) due 08/25/2035 ~	13,673	13,765
2.502% (US0001M + 0.630%) due 09/25/2035 ~	10,000	9,029
2.517% (US0001M + 0.645%) due 11/25/2035 ~	12,673	12,715
2.622% (US0001M + 0.750%) due 04/25/2034 ~	10,955	10,881
2.667% (US0001M + 0.795%) due 06/25/2035 ~	5,000	5,011
2.742% (US0001M + 0.870%) due 02/25/2034 ~	2,933	2,892
2.742% (US0001M + 0.870%) due 04/25/2034 ~	7,915	7,828
2.742% (US0001M + 0.870%) due 10/25/2035 ~	11,246	9,545
2.757% (US0001M + 0.885%) due 11/25/2035 ~	1,000	898
2.862% (US0001M + 0.990%) due 10/25/2033 ~	3,972	3,953
2.937% (US0001M + 1.065%) due 07/25/2035 ~	10,889	10,444
3.072% (US0001M + 1.200%) due 01/25/2035 ^~	2,722	2,127
3.447% (US0001M + 1.575%) due 04/25/2034 ^~	2,105	1,597
3.852% (US0001M + 1.980%) due 04/25/2034 ^~	2,821	2,111
Residential Asset Securities Corp. Trust
2.022% (US0001M + 0.150%) due 08/25/2036 ~	9,340	8,691
2.032% (US0001M + 0.160%) due 06/25/2036 ~	7,078	7,052

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.032% (US0001M + 0.160%) due 07/25/2036 ~	$16,309	$15,413
2.032% (US0001M + 0.160%) due 11/25/2036 ^~	6,868	6,539
2.042% (US0001M + 0.170%) due 11/25/2036 ~	24,604	21,564
2.052% (US0001M + 0.180%) due 04/25/2036 ~	1,030	1,031
2.082% (US0001M + 0.210%) due 04/25/2037 ~	35,426	34,007
2.092% (US0001M + 0.220%) due 02/25/2037 ~	5,000	4,625
2.112% (US0001M + 0.240%) due 10/25/2036 ~	56,063	54,408
2.122% (US0001M + 0.250%) due 11/25/2036 ~	86,837	67,797
2.132% (US0001M + 0.260%) due 07/25/2036 ~	17,170	13,908
2.142% (US0001M + 0.270%) due 04/25/2036 ~	6,255	6,266
2.152% (US0001M + 0.280%) due 04/25/2036 ~	19,720	18,969
2.152% (US0001M + 0.280%) due 07/25/2036 ~	16,300	13,954
2.212% (US0001M + 0.340%) due 04/25/2037 ~	50,445	46,822
2.242% (US0001M + 0.370%) due 03/25/2036 ~	18,197	18,170
2.252% (US0001M + 0.380%) due 02/25/2036 ~	6,139	6,160
2.272% (US0001M + 0.400%) due 02/25/2036 ~	10,985	10,209
2.282% (US0001M + 0.410%) due 11/25/2035 ~	23,439	21,013
2.292% (US0001M + 0.420%) due 12/25/2035 ~	721	719
2.312% (US0001M + 0.440%) due 11/25/2035 ~	5,611	5,605
2.332% (US0001M + 0.460%) due 01/25/2036 ~	10,500	10,481
2.462% (US0001M + 0.590%) due 08/25/2035 ~	7,500	7,564
2.462% (US0001M + 0.590%) due 09/25/2035 ~	5,250	5,217
2.522% (US0001M + 0.650%) due 06/25/2035 ~	4,241	4,285
2.622% (US0001M + 0.750%) due 04/25/2034 ~	2,631	2,591
2.667% (US0001M + 0.795%) due 01/25/2035 ~	3,693	3,709
2.697% (US0001M + 0.825%) due 02/25/2034 ~	4,715	4,713
2.712% (US0001M + 0.840%) due 12/25/2034 ~	6,752	6,740
2.772% (US0001M + 0.900%) due 04/25/2035 ~	4,458	4,502
2.922% (US0001M + 1.050%) due 07/25/2035 ~	6,797	6,882
5.120% due 12/25/2033 ~	2,799	2,880
6.349% due 03/25/2032	49	46
Residential Funding Home Loan Trust
2.002% (US0001M + 0.130%) due 05/25/2036 ~	908	861
5.950% due 08/25/2034	894	903
Salomon Mortgage Loan Trust
2.772% (US0001M + 0.900%) due 11/25/2033 ~	730	733
Santander Drive Auto Receivables Trust
1.600% due 03/16/2020	24,317	24,293
Saratoga Investment Corp. CLO Ltd.
3.295% (US0003M + 1.550%) due 10/20/2025 ~	29,600	29,755
Saxon Asset Securities Trust
2.372% (US0001M + 0.500%) due 03/25/2032 ~	438	434
2.596% (US0001M + 0.650%) due 11/25/2035 ~	6,000	3,338
2.847% (US0001M + 0.975%) due 12/25/2033 ~	4,256	4,130
Securitized Asset-Backed Receivables LLC Trust
1.932% (US0001M + 0.060%) due 12/25/2036 ^~	553	205
1.952% (US0001M + 0.080%) due 11/25/2036 ^~	176	76
1.972% (US0001M + 0.100%) due 07/25/2036 ~	28,357	16,146

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.012% (US0001M + 0.140%) due 07/25/2036 ~		$21,471	$16,596
2.022% (US0001M + 0.150%) due 07/25/2036 ~		28,288	16,222
2.032% (US0001M + 0.160%) due 07/25/2036 ~		7,103	3,633
2.032% (US0001M + 0.160%) due 11/25/2036 ~		9,217	4,026
2.042% (US0001M + 0.170%) due 08/25/2036 ~		11,004	4,913
2.072% (US0001M + 0.200%) due 12/25/2036 ~		89,075	47,355
2.112% (US0001M + 0.240%) due 07/25/2036 ~		5,176	3,006
2.122% (US0001M + 0.250%) due 05/25/2036 ~		3,093	2,052
2.122% (US0001M + 0.250%) due 06/25/2036 ~		28,794	22,932
2.162% (US0001M + 0.290%) due 12/25/2035 ~		7,331	7,206
2.272% (US0001M + 0.400%) due 12/25/2035 ~		16,160	7,704
2.452% (US0001M + 0.580%) due 11/25/2035 ~		6,049	6,017
2.472% (US0001M + 0.600%) due 11/25/2035 ~		35,085	26,333
2.547% (US0001M + 0.675%) due 01/25/2035 ~		4,034	3,968
2.832% (US0001M + 0.960%) due 01/25/2036 ^~		2,194	1,679
Securitized Term Auto Receivables Trust
1.524% due 03/25/2020		4,609	4,583
SG Mortgage Securities Trust
2.012% (US0001M + 0.140%) due 10/25/2036 ~		31,832	27,415
SLM Private Credit Student Loan Trust
2.365% (US0003M + 0.240%) due 12/16/2041 ~		4,000	3,806
SLM Private Education Loan Trust
2.827% (US0001M + 1.050%) due 05/17/2027 ~		5,583	5,604
3.310% due 10/15/2046		3,539	3,540
4.370% due 04/17/2028		5,029	5,062
5.027% (US0001M + 3.250%) due 05/16/2044 ~		11,547	11,839
SLM Student Loan Trust
0.000% due 12/15/2023 •	EUR	2,393	2,945
0.072% (EUR003M + 0.400%) due 10/25/2039 ~		10,000	11,924
1.835% (US0003M + 0.090%) due 01/26/2026 ~		$48,883	48,755
2.595% (LIBOR03M + 0.550%) due 12/15/2027 ~		57,654	57,687
3.245% (US0003M + 1.500%) due 04/25/2023 ~		28,779	29,511
SMB Private Education Loan Trust
2.327% (US0001M + 0.550%) due 11/15/2023 ~		9,998	10,005
2.750% due 07/15/2027		7,742	7,695
2.980% due 07/15/2027		14,286	14,218
3.050% due 05/15/2026		162	162

See Accompanying Notes	33

Schedule of Investments PIMCO Income Fund (Cont.)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
SoFi Professional Loan Program LLC
1.530% due 04/25/2033	$2,949	$2,934
1.630% due 01/25/2036	29,324	29,142
2.340% due 04/25/2033	7,800	7,582
2.510% due 08/25/2033	9,751	9,610
2.720% due 10/27/2036	40,996	40,694
2.822% (US0001M + 0.950%) due 01/25/2039 ~	4,189	4,236
3.020% due 10/25/2027	930	929
3.020% due 02/25/2040	20,259	19,935
Sound Point CLO Ltd.
2.582% due 04/15/2027 ~	61,450	61,500
2.712% (US0003M + 0.990%) due 07/15/2025 ~	23,643	23,662
Soundview Home Loan Trust
1.982% (US0001M + 0.110%) due 01/25/2037 ~	311	247
1.982% (US0001M + 0.110%) due 02/25/2037 ~	230	97
2.022% (US0001M + 0.150%) due 07/25/2036 ~	65,186	63,888
2.022% (US0001M + 0.150%) due 03/25/2037 ~	26,943	26,177
2.032% (US0001M + 0.160%) due 10/25/2036 ~	12,152	12,088
2.032% (US0001M + 0.160%) due 01/25/2037 ~	56,859	45,427
2.042% (US0001M + 0.170%) due 06/25/2036 ~	15,532	15,393
2.042% (US0001M + 0.170%) due 11/25/2036 ~	78,408	37,286
2.082% (US0001M + 0.210%) due 06/25/2037 ~	10,687	7,894
2.102% (US0001M + 0.230%) due 06/25/2036 ~	10,000	9,525
2.112% (US0001M + 0.240%) due 07/25/2036 ~	9,800	8,677
2.112% (US0001M + 0.240%) due 01/25/2037 ~	24,746	19,929
2.122% (US0001M + 0.250%) due 10/25/2036 ~	32,578	30,992
2.122% (US0001M + 0.250%) due 11/25/2036 ~	335	297
2.132% (US0001M + 0.260%) due 12/25/2035 ~	122	123
2.142% (US0001M + 0.270%) due 12/25/2036 ~	5,000	4,583
2.222% (US0001M + 0.350%) due 12/25/2035 ~	20,000	19,753
2.242% (US0001M + 0.370%) due 03/25/2036 ~	14,893	10,611
2.242% (US0001M + 0.370%) due 02/25/2037 ~	24,498	10,905
2.622% (US0001M + 0.750%) due 06/25/2035 ~	17,750	15,998
2.637% (US0001M + 0.765%) due 08/25/2035 ~	20,508	20,629
2.697% (US0001M + 0.825%) due 06/25/2035 ~	1,932	1,915
3.172% (US0001M + 1.300%) due 11/25/2033 ~	507	518
Specialty Underwriting & Residential Finance Trust
2.112% (US0001M + 0.240%) due 09/25/2037 ~	21,635	11,632
2.122% (US0001M + 0.250%) due 06/25/2037 ~	6,797	5,064
2.142% (US0001M + 0.270%) due 04/25/2037 ~	5,079	3,084
2.172% (US0001M + 0.300%) due 12/25/2036 ~	63	64
3.042% (US0001M + 1.170%) due 12/25/2035 ~	2,000	1,824
Spirit Master Funding LLC
3.887% due 12/20/2043	39,610	39,662
SpringCastle America Funding LLC
3.050% due 04/25/2029	73,748	73,743
Sprite Ltd.
4.250% due 12/15/2037	54,729	54,594
Streeterville ABS CDO Ltd.
2.137% (US0003M + 0.350%) due 11/03/2040 ~	95,087	78,000
Structured Asset Investment Loan Trust
2.002% (US0001M + 0.130%) due 07/25/2036 ~	51,605	41,998
2.012% (US0001M + 0.140%) due 06/25/2036 ~	35,203	32,919
2.022% (US0001M + 0.150%) due 07/25/2036 ~	8,942	8,689
2.044% (US0001M + 0.173%) due 07/25/2036 ~	57,626	40,783

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.182% (US0001M + 0.310%) due 01/25/2036 ~	$67,961	$63,172
2.202% (US0001M + 0.330%) due 12/25/2035 ~	4,560	4,570
2.572% (US0001M + 0.700%) due 04/25/2033 ~	457	449
2.592% (US0001M + 0.720%) due 10/25/2035 ~	63,800	62,966
2.607% (US0001M + 0.735%) due 03/25/2035 ~	8,290	8,323
2.607% (US0001M + 0.735%) due 08/25/2035 ~	3,663	3,676
2.637% (US0001M + 0.765%) due 08/25/2035 ~	32,258	30,948
2.652% (US0001M + 0.780%) due 07/25/2035 ~	13,234	13,288
2.772% (US0001M + 0.900%) due 04/25/2035 ~	12,640	10,912
2.847% (US0001M + 0.975%) due 09/25/2034 ~	131	128
Structured Asset Securities Corp.
2.622% (US0001M + 0.750%) due 02/25/2035 ~	9,991	8,959
Structured Asset Securities Corp. Mortgage Loan Trust
2.002% (US0001M + 0.130%) due 05/25/2036 ~	32,276	30,800
2.007% (US0001M + 0.135%) due 07/25/2036 ~	47,986	46,839
2.012% (US0001M + 0.140%) due 09/25/2036 ~	3,193	3,187
2.012% (US0001M + 0.140%) due 08/25/2046 ~	45,563	43,104
2.022% (US0001M + 0.150%) due 09/25/2036 ~	9,536	9,341
2.032% (US0001M + 0.160%) due 03/25/2036 ~	27,463	24,334
2.032% (US0001M + 0.160%) due 04/25/2036 ~	34,923	34,339
2.042% (US0001M + 0.170%) due 06/25/2037 ~	10,520	10,027
2.052% (US0001M + 0.180%) due 03/25/2037 ~	6,597	4,261
2.072% (US0001M + 0.200%) due 02/25/2037 ~	17,402	17,170
2.092% (US0001M + 0.220%) due 10/25/2037 ~	56,261	43,118
2.102% (US0001M + 0.230%) due 05/25/2047 ~	6,000	5,706
2.122% (US0001M + 0.250%) due 09/25/2036 ~	27,300	26,813
2.122% (US0001M + 0.250%) due 03/25/2037 ~	28,678	18,708
2.142% (US0001M + 0.270%) due 04/25/2036 ~	12,000	11,342
2.162% (US0001M + 0.290%) due 07/25/2036 ~	41,161	29,665
2.162% (US0001M + 0.290%) due 09/25/2036 ~	62,675	47,159
2.172% (US0001M + 0.300%) due 04/25/2031 ~	9,983	9,961
2.172% (US0001M + 0.300%) due 12/25/2035 ~	25,353	18,485
2.172% (US0001M + 0.300%) due 01/25/2037 ~	13,630	8,871
2.172% (US0001M + 0.300%) due 03/25/2037 ~	9,875	6,488
2.182% (US0001M + 0.310%) due 05/25/2036 ~	34,000	29,416
2.182% (US0001M + 0.310%) due 12/25/2036 ~	35,465	16,434
2.192% (US0001M + 0.320%) due 05/25/2037 ~	4,158	4,138
2.242% (US0001M + 0.370%) due 04/25/2036 ~	9,249	8,680
2.342% (US0001M + 0.470%) due 02/25/2036 ~	12,034	10,287
2.372% (US0001M + 0.500%) due 11/25/2037 ~	5,100	4,502
2.542% (US0001M + 0.670%) due 11/25/2035 ~	1,457	1,389
2.872% (US0001M + 1.000%) due 08/25/2037 ~	14,975	15,080
2.922% (US0001M + 1.050%) due 08/25/2037 ~	7,000	6,199
2.972% (US0001M + 1.100%) due 10/25/2037 ~	76,981	42,067
3.272% (US0001M + 1.400%) due 11/25/2035 ~	3,000	2,821

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.222% (US0001M + 1.350%) due 04/25/2033 ~	$188	$188
3.450% due 02/25/2032	325	320
4.868% due 06/25/2033	103	104
Structured Asset Securities Corp. Trust
7.205% due 05/25/2031 ~	3,597	3,463
Sudbury Mill CLO Ltd.
2.881% (US0003M + 1.150%) due 01/17/2026 ~	32,200	32,235
2.901% (US0003M + 1.170%) due 01/17/2026 ~	25,000	25,015
Symphony CLO LP
2.804% (US0003M + 1.100%) due 01/09/2023 ~	1,245	1,246
Symphony CLO Ltd.
2.472% (US0003M + 0.750%) due 01/15/2024 ~	28,946	29,008
2.752% (US0003M + 1.030%) due 10/15/2025 ~	61,395	61,447
Taberna Preferred Funding Ltd.
2.166% (LIBOR03M + 0.470%) due 07/05/2035 ~	40,792	37,936
2.187% (LIBOR03M + 0.400%) due 02/05/2036 ~	122,773	112,952
Terwin Mortgage Trust
2.182% (US0001M + 0.310%) due 04/25/2037 ~	15,805	15,089
2.272% (US0001M + 0.400%) due 09/25/2036 ~	12,700	5,848
THL Credit Wind River CLO Ltd.
3.172% (US0003M + 1.450%) due 01/15/2026 ~	14,800	14,882
TICP CLO Ltd.
2.932% (US0003M + 1.180%) due 04/26/2026 ~	19,700	19,718
Trapeza CDO LLC
2.776% (US0006M + 0.850%) due 01/20/2034 ~	591	579
Trapeza CDO Ltd.
1.994% (US0003M + 0.290%) due 04/06/2042 ~	31,873	29,004
2.054% (US0003M + 0.350%) due 04/06/2042 ~	8,300	6,972
2.080% (US0003M + 0.280%) due 11/09/2042 ~	35,986	32,793
2.090% (US0003M + 0.330%) due 01/27/2040 ~	39,677	37,098
2.130% (US0003M + 0.330%) due 11/09/2042 ~	14,000	11,620
2.155% (US0003M + 0.410%) due 01/25/2035 ~	12,365	11,562
Triaxx Prime CDO Ltd.
1.930% (US0001M + 0.260%) due 10/02/2039 ~	11,954	7,540
2.833% (LIBOR03M + 0.525%) due 10/02/2039 ~	189,595	186,126
Tropic CDO Ltd.
1.649% (US0003M + 0.290%) due 07/15/2036 ~	37,743	34,251
1.679% (US0003M + 0.320%) due 07/15/2036 ~	41,432	37,289
Truman Capital Mortgage Loan Trust
2.132% (US0001M + 0.260%) due 03/25/2036 ~	132	130
TruPS Financials Note Securitization Ltd.
3.193% (US0003M + 1.830%) due 04/20/2038 ~	40,592	40,592
3.557% (US0003M + 2.250%) due 01/20/2038 ~	115,679	116,258
4.260% due 04/20/2038	19,035	19,225
U.S. Capital Funding Ltd.
1.988% (US0003M + 0.280%) due 10/10/2040 ~	53,956	47,481
Utah State Board of Regents
2.622% (US0001M + 0.750%) due 09/25/2056 ~	38,192	38,211
VB-S1 Issuer LLC
3.065% due 06/15/2046	6,000	5,992
Venture CDO Ltd.
1.975% (US0003M + 0.230%) due 01/20/2022 ~	4,521	4,522
2.025% (US0003M + 0.280%) due 07/22/2021 ~	2,374	2,375
Venture CLO Ltd.
3.092% (US0003M + 1.370%) due 01/15/2027 ~	111,500	111,486

34	See Accompanying Notes

March 31, 2018

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Vertical Bridge CC LLC
5.193% due 10/15/2046		$10,923	$11,123
WaMu Asset-Backed Certificates WaMu Trust
1.982% (US0001M + 0.110%) due 04/25/2037 ~		59	33
2.022% (US0001M + 0.150%) due 01/25/2037 ~		62,504	51,994
2.042% (US0001M + 0.170%) due 07/25/2047 ~		18,995	13,957
2.097% (US0001M + 0.225%) due 05/25/2047 ~		62,533	60,413
2.112% (US0001M + 0.240%) due 05/25/2047 ~		33,082	28,059
2.122% (US0001M + 0.250%) due 05/25/2047 ~		22,593	19,184
Washington Mutual Asset-Backed Certificates Trust
1.932% (US0001M + 0.060%) due 10/25/2036 ~		170	93
2.022% (US0001M + 0.150%) due 05/25/2036 ~		17,991	15,609
2.052% (US0001M + 0.180%) due 10/25/2036 ~		17,074	9,509
2.112% (US0001M + 0.240%) due 08/25/2036 ~		11,935	7,258
Wells Fargo Home Equity Asset-Backed Securities Trust
2.102% (US0001M + 0.230%) due 04/25/2037 ~		29,348	28,026
2.817% (US0001M + 0.945%) due 11/25/2035 ~		2,600	2,593
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates
2.502% (US0001M + 0.630%) due 04/25/2034 ~		128	120
Westlake Automobile Receivables Trust
1.420% due 10/15/2019		20,549	20,516
WhiteHorse Ltd.
2.978% (US0003M + 1.200%) due 02/03/2025 ~		9,972	9,974

Total Asset-Backed Securities (Cost $21,045,232)			22,253,108

SOVEREIGN ISSUES 10.3%
Argentina Government International Bond
2.260% due 12/31/2038	EUR	57,083	48,675
3.375% due 01/15/2023		35,800	43,693
3.875% due 01/15/2022		26,610	33,696
5.250% due 01/15/2028		14,700	17,681
6.250% due 11/09/2047		13,300	15,208
7.820% due 12/31/2033		91,397	127,074
22.844% (BADLARPP) due 10/04/2022 ~	ARS	67,048	5,528
24.949% (BADLARPP + 2.000%) due 04/03/2022 ~		10,202,532	520,692
25.420% (BADLARPP + 2.500%) due 03/11/2019 ~		75,010	3,802

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
26.164% (BADLARPP + 3.250%) due 03/01/2020 ~	ARS	121,800	$6,321
27.250% due 06/21/2020 ~		8,742,147	462,277
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	3,388	4,200
4.900% due 09/15/2021		39,100	52,878
4.950% due 02/11/2020		2,400	3,171
6.350% due 11/30/2041		5,500	8,656
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2018 (h)	BRL	17,961,976	5,358,849
0.000% due 10/01/2018 (h)		5,890,366	1,730,734
0.000% due 01/01/2019 (h)		2,581,000	747,246
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2045 (j)		186,990	63,203
6.000% due 08/15/2050 (j)		1,165,950	399,328
10.000% due 01/01/2025		174,803	54,991
Emirate of Abu Dhabi Government International Bond
2.500% due 10/11/2022		$136,000	131,196
3.125% due 10/11/2027		134,900	127,717
4.125% due 10/11/2047		85,700	80,378
Export-Import Bank of India
3.875% due 02/01/2028		3,700	3,592
Italy Buoni Poliennali Del Tesoro
0.250% due 05/15/2018	EUR	43,385	53,433
Korea Housing Finance Corp.
1.625% due 09/15/2018		$2,750	2,733
Kuwait International Government Bond
2.750% due 03/20/2022		108,310	106,279
3.500% due 03/20/2027		336,400	330,507
Peru Government International Bond
5.700% due 08/12/2024	PEN	55,900	18,878
6.150% due 08/12/2032		279,510	95,658
6.350% due 08/12/2028		8,410	2,929
6.900% due 08/12/2037		9,217	3,298
6.950% due 08/12/2031		16,600	6,072
8.200% due 08/12/2026		85,190	32,960
Republic of Germany
0.250% due 04/13/2018	EUR	70,160	86,350
Republic of Greece Government International Bond
3.000% due 02/24/2023		5,465	6,747
3.000% due 02/24/2024		10,304	12,614
3.000% due 02/24/2025		5,465	6,599
3.000% due 02/24/2026		11,175	13,486
3.000% due 02/24/2027		14,875	17,631
3.000% due 02/24/2028		10,716	12,568
3.000% due 02/24/2029		7,466	8,666
3.000% due 02/24/2030		16,266	18,626
3.000% due 02/24/2031		7,266	8,100
3.000% due 02/24/2032		6,166	6,847
3.000% due 02/24/2033		5,866	6,503
3.000% due 02/24/2034		46,343	50,595
3.000% due 02/24/2035		9,906	10,648
3.000% due 02/24/2036		19,180	21,049
3.000% due 02/24/2037		6,366	6,938
3.000% due 02/24/2038 (o)		6,366	6,781
3.000% due 02/24/2039 (o)		8,600	9,198
3.000% due 02/24/2040		6,366	6,764
3.000% due 02/24/2041		7,066	7,523
3.000% due 02/24/2042		6,666	6,982
4.750% due 04/17/2019		88,710	112,944
Russia Government International Bond
3.500% due 01/16/2019		$1,200	1,205
Saudi Government International Bond
2.375% due 10/26/2021		400	386
2.875% due 03/04/2023		119,500	115,180
4.500% due 10/26/2046		126,200	118,131
4.625% due 10/04/2047 (o)		93,000	88,889
Serbia Government International Bond
4.875% due 02/25/2020		6,200	6,357
Turkey Government International Bond
5.625% due 03/30/2021		46,500	48,186

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Venezuela Government International Bond
6.000% due 12/09/2020 ^(e)	$63,591	$18,569
7.000% due 03/31/2038 ^(e)	5,426	1,710
7.650% due 04/21/2025 ^(e)	6,955	2,105
7.750% due 10/13/2019 ^(e)	2,005	606
8.250% due 10/13/2024 ^(e)	15,109	4,543
9.000% due 05/07/2023 ^(e)	692	209
9.250% due 09/15/2027 ^(e)	51,028	16,671
9.250% due 05/07/2028 ^(e)	3,060	920

Total Sovereign Issues (Cost $11,798,507)		11,571,359

	SHARES
COMMON STOCKS 0.1%

CONSUMER DISCRETIONARY 0.1%
Caesars Entertainment Corp. (f)	11,846,058	133,268

ENERGY 0.0%
Dommo Energia S.A. SP - ADR «	27,883	1,091

FINANCIALS 0.0%
TIG FinCo PLC «(m)	4,916,832	8,278

HEALTH CARE 0.0%
NVHL S.A. ‘A’ «(f)(m)	8,220	17
NVHL S.A. ‘B’ «(f)(m)	8,220	17
NVHL S.A. ‘C’ «(f)(m)	8,220	16
NVHL S.A. ‘D’ «(f)(m)	8,220	16
NVHL S.A. ‘E’ «(f)(m)	8,220	16
NVHL S.A. ‘F’ «(f)(m)	8,220	16
NVHL S.A. ‘G’ «(f)(m)	8,220	16
NVHL S.A. ‘H’ «(f)(m)	8,220	16
NVHL S.A. ‘I’ «(f)(m)	8,220	16
NVHL S.A. ‘J’ «(f)(m)	8,220	16

		162

UTILITIES 0.0%
Eneva S.A. (f)(m)	106,360	425

Total Common Stocks (Cost $143,544)		143,224

WARRANTS 0.0%
INDUSTRIALS 0.0%
Sequa Corp. - Exp. 04/28/2024 «	684,000	225

INFORMATION TECHNOLOGY 0.0%
Novasep Holding SAS - Exp. 05/31/2019 «	116,700	7

Total Warrants (Cost $0)		232

CONVERTIBLE PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Wells Fargo & Co.
7.500% (k)	800	1,033

Total Convertible Preferred Securities (Cost $724)		1,033

PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Farm Credit Bank of Texas
6.750% (US0003M + 4.010%) due 09/15/2023 ~(k)	87,500	9,494
VEREIT, Inc.
6.700% due 01/03/2019 (k)	260,000	6,646

		16,140

INDUSTRIALS 0.0%
Sequa Corp.
9.000% «	12,675	11,408

Total Preferred Securities (Cost $27,256)		27,548

REAL ESTATE INVESTMENT TRUSTS 0.2%
REAL ESTATE 0.2%
VICI Properties, Inc. (m)	11,483,010	210,369

Total Real Estate Investment Trusts (Cost $157,895)		210,369

See Accompanying Notes	35

Schedule of Investments PIMCO Income Fund (Cont.)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
SHORT-TERM INSTRUMENTS 2.7%
CERTIFICATES OF DEPOSIT 0.3%
Barclays Bank PLC
0.000% due 09/04/2018		$279,500	$278,871

COMMERCIAL PAPER 0.6%
Bank of Montreal
1.501% due 04/18/2018	CAD	39,720	30,805
1.504% due 04/02/2018		107,779	83,642
Bank of Nova Scotia
1.504% due 04/02/2018		258,445	200,567
Canadian Imperial Bank of Commerce
1.489% due 04/16/2018		80,800	62,669
HSBC Bank Canada
1.514% due 04/04/2018		43,123	33,463
1.514% due 04/18/2018		26,510	20,560
National Bank of Canada
1.474% due 04/18/2018		10,720	8,314
1.474% due 04/19/2018		9,130	7,080
Royal Bank of Canada
1.486% due 04/20/2018		19,960	15,479
1.487% due 04/18/2018		12,400	9,617
1.488% due 04/18/2018		13,210	10,245
1.501% due 04/04/2018		43,811	33,997
1.502% due 04/03/2018		26,719	20,735
Toronto Dominion Bank
1.486% due 04/20/2018		26,510	20,558
1.488% due 04/18/2018		16,620	12,890
1.489% due 04/16/2018		51,400	39,866
1.498% due 04/06/2018		31,508	24,448
1.500% due 04/05/2018		59,496	46,167
1.501% due 04/04/2018		13,054	10,129
1.502% due 04/03/2018		12,590	9,770

			701,001

REPURCHASE AGREEMENTS (n) 0.2%			174,153

SHORT-TERM NOTES 0.2%
Letras del Banco Central de la Republica Argentina
25.150% due 10/17/2018	ARS	579,600	25,396
25.700% due 07/18/2018		1,101,300	51,019
26.100% due 05/16/2018		145,830	7,046

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
26.150% due 05/16/2018	ARS	289,800	$14,002
26.200% due 05/16/2018		54,200	2,619
26.250% due 05/16/2018		220,110	10,634
26.400% due 04/18/2018 - 05/16/2018		608,980	29,809
26.450% due 04/18/2018 - 05/16/2018		348,154	17,092
26.500% due 04/18/2018		77,600	3,818
Nigeria Open Market Operation Bills
15.432% due 10/25/2018	NGN	914,640	2,339
15.696% due 11/08/2018		671,260	1,707
15.703% due 10/25/2018		643,800	1,647
15.716% due 11/08/2018		765,600	1,947
15.737% due 11/08/2018		1,536,800	3,909
15.798% due 11/08/2018		630,000	1,602

			174,586

ARGENTINA TREASURY BILLS 0.7%
10.627% due 04/13/2018 - 11/16/2018 (g)(h)	ARS	6,685,140	782,945

ESM TREASURY BILLS 0.0%
(0.659%) due 04/19/2018 (h)(i)	EUR	14,000	17,233

FRANCE TREASURY BILLS 0.0%
(0.781)% due 04/18/2018 (h)(i)		15,390	18,942

GERMANY TREASURY BILLS 0.0%
(0.963)% due 04/11/2018 (h)(i)		33,260	40,931

GREECE TREASURY BILLS 0.0%
1.145% due 05/04/2018 - 03/15/2019 (g)(h)		21,472	26,257

ITALY TREASURY BILLS 0.0%
(0.624)% due 04/30/2018 (g)(h)		27,574	33,943

JAPAN TREASURY BILLS 0.4%
(0.212)% due 04/05/2018 - 06/04/2018 (g)(h)	JPY	41,801,500	392,862

NIGERIA TREASURY BILLS 0.0%
15.540% due 10/04/2018 - 11/29/2018 (g)(h)	NGN	11,258,560	28,725

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY BILLS 0.3%
1.470% due 04/19/2018 - 04/26/2018 (g)(h)(o)(q)(s)	$381,856	$381,514

Total Short-Term Instruments (Cost $3,042,054)		3,051,963

Total Investments in Securities (Cost $128,046,926)		130,109,584

	SHARES
INVESTMENTS IN AFFILIATES 2.9%
COMMON STOCKS 0.1%
ENERGY 0.1%
Dommo Energia S.A. «(f)(m)	153,992,970	46,644

INDUSTRIALS 0.0%
Sierra Hamilton Holder LLC «(m)	15,369,768	4,674

Total Common Stocks (Cost $7,917)		51,318

SHORT-TERM INSTRUMENTS 2.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.8%
PIMCO Short-Term Floating NAV Portfolio III	322,219,169	3,184,492

Total Short-Term Instruments (Cost $3,184,055)		3,184,492

Total Investments in Affiliates (Cost $3,191,972)		3,235,810

Total Investments (l) 118.6% (Cost $131,238,898)		$133,345,394
Financial Derivative Instruments (p)(r) (0.1%) (Cost or Premiums, net $721,863)		(110,434)
Other Assets and Liabilities, net (18.5)%		(20,829,127)

Net Assets 100.0%		$112,405,833

36	See Accompanying Notes

March 31, 2018

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	Interest only security.
(b)	Principal only security.
(c)	When-issued security.
(d)	Payment in-kind bond security.
(e)	Security is not accruing income as of the date of this report.
(f)	Security did not produce income within the last twelve months.
(g)	Coupon represents a weighted average yield to maturity.
(h)	Zero coupon security.
(i)	Coupon represents a yield to maturity.
(j)	Principal amount of security is adjusted for inflation.
(k)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(l)	Contingent convertible security.
(m)	RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AWAS Aviation Capital Ltd. 4.870% due 10/03/2021	10/02/2014	$33,758	$34,019	0.03%
Britannia Mortgages PLC 1.000% due 12/20/2048	12/29/2017	14,638	14,911	0.01%
Dommo Energia S.A.	12/21/2017 - 12/26/2017	4,021	46,644	0.04%
Eneva S.A.	12/21/2017	457	425	0.00%
NVHL S.A. ‘A’	03/09/2012	26	17	0.00%
NVHL S.A. ‘B’	03/09/2012	26	17	0.00%
NVHL S.A. ‘C’	03/09/2012	26	16	0.00%
NVHL S.A. ‘D’	03/09/2012	27	16	0.00%
NVHL S.A. ‘E’	03/09/2012	27	16	0.00%
NVHL S.A. ‘F’	03/09/2012	27	16	0.00%
NVHL S.A. ‘G’	03/09/2012	27	16	0.00%
NVHL S.A. ‘H’	03/09/2012	27	16	0.00%
NVHL S.A. ‘I’	03/09/2012	27	16	0.00%
NVHL S.A. ‘J’	03/09/2012	27	16	0.00%
Presidential City 5.718% due 02/08/2025	03/08/2018	30,000	30,000	0.03%
Rise Ltd. 4.750% due 01/31/2021	02/11/2014	2,777	2,768	0.00%
Sierra Hamilton Holder LLC	07/31/2017	3,896	4,674	0.00%
TIG FinCo PLC	04/02/2015 - 07/20/2017	6,587	8,278	0.01%
Vici Properties, Inc.	04/17/2014 - 11/06/2017	157,895	210,369	0.19%

		$254,296	$352,250	0.31%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(n)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	1.750%	03/26/2018	04/02/2018	$1,059	U.S. Treasury Bonds 2.750% due 08/15/2047	$(1,082)	$1,059	$1,059
	1.800%	03/27/2018	04/03/2018	9,646	U.S. Treasury Notes 2.250% due 11/15/2027	(9,730)	9,646	9,649
FICC	1.250%	03/29/2018	04/02/2018	26,000	U.S. Treasury Notes 3.625% due 08/15/2019	(26,521)	26,000	26,000
JPS	1.600%	03/29/2018	04/02/2018	6,548	U.S. Treasury Notes 2.625% due 02/28/2023	(6,548)	6,548	6,549
	1.720%	03/29/2018	04/03/2018	130,900	U.S. Treasury Notes 2.750% due 02/15/2028	(131,333)	130,900	130,925

Total Repurchase Agreements						$(175,214)	$174,153	$174,182

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date		Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
BCY	(2.250%)	02/01/2018	TBD	(3)		$(1,001)	$(997)
	(0.500%)	03/27/2018	TBD	(3)		(5,241)	(5,240)
	0.000%	04/18/2018	04/17/2020			(4,775)	(4,775)
BOM	1.650%	02/13/2018	04/17/2018			(488,750)	(489,825)
BOS	1.600%	03/14/2018	05/15/2018			(58,729)	(58,778)
	1.780%	03/14/2018	04/17/2018			(18,420)	(18,437)
	1.870%	03/20/2018	04/12/2018			(41,349)	(41,377)
	1.880%	03/20/2018	04/19/2018			(938,433)	(939,070)
	1.880%	03/21/2018	04/19/2018			(373,754)	(373,988)
	1.880%	04/17/2018	04/19/2018			(15,205)	(15,205)
BRC	(0.650%)	11/21/2017	TBD	(3)	EUR	(4,759)	(5,842)
	0.000%	03/21/2018	TBD	(3)		$(9,948)	(9,948)
	1.870%	03/13/2018	04/12/2018			(1,098,779)	(1,099,920)
	1.870%	03/15/2018	04/12/2018			(256,816)	(257,056)
	1.870%	03/20/2018	04/12/2018			(313,557)	(313,769)
	1.950%	03/21/2018	04/23/2018			(1,155,049)	(1,155,800)

See Accompanying Notes	37

Schedule of Investments PIMCO Income Fund (Cont.)

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date		Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
BSN	1.660%	02/12/2018	04/12/2018			$(476,993)	$(478,071)
	1.660%	02/15/2018	04/12/2018			(22,274)	(22,321)
	1.660%	03/15/2018	04/12/2018			(10,924)	(10,933)
	1.670%	01/29/2018	04/27/2018			(25,174)	(25,248)
	1.670%	02/22/2018	04/20/2018			(755,075)	(756,441)
	1.670%	03/13/2018	04/20/2018			(66,386)	(66,448)
	1.670%	03/13/2018	04/27/2018			(56,902)	(56,955)
	1.670%	03/20/2018	04/20/2018			(51,949)	(51,980)
CFR	(1.500%)	01/26/2018	TBD	(3)	EUR	(3,278)	(4,022)
	(1.500%)	01/31/2018	TBD	(3)		(4,610)	(5,658)
	(0.500%)	09/08/2017	TBD	(3)		(1,100)	(1,350)
	0.500%	03/08/2018	TBD	(3)		$(9,478)	(9,480)
CIB	1.850%	03/13/2018	04/12/2018			(1,056,237)	(1,057,323)
	1.950%	03/21/2018	04/23/2018			(734,624)	(735,101)
	1.950%	03/29/2018	04/23/2018			(282,887)	(282,948)
JML	(1.000%)	03/07/2018	TBD	(3)	EUR	(9,782)	(12,028)
	1.250%	03/09/2018	TBD	(3)		$(1,770)	(1,771)
	1.250%	03/15/2018	TBD	(3)		(3,790)	(3,792)
	1.400%	03/27/2018	TBD	(3)		(773)	(773)
JPS	1.620%	01/25/2018	04/25/2018			(245,652)	(246,393)
	1.640%	03/20/2018	04/20/2018			(251,813)	(251,962)
	1.680%	01/22/2018	04/20/2018			(764,352)	(766,849)
	1.850%	03/29/2018	04/03/2018			(126,913)	(126,939)
MEI	0.450%	02/23/2018	TBD	(3)		(7,033)	(7,039)
MYI	(14.000%)	01/04/2018	TBD	(3)	EUR	(80)	(95)
	(14.000%)	01/05/2018	TBD	(3)		(89)	(106)
NOM	1.630%	01/18/2018	04/18/2018			$(2,819,936)	(2,829,384)
	1.630%	02/13/2018	04/18/2018			(310,416)	(311,091)
	1.630%	03/13/2018	04/18/2018			(771,358)	(772,056)
	1.630%	03/15/2018	04/18/2018			(165,341)	(165,476)
RCY	1.710%	02/13/2018	05/14/2018			(91,013)	(91,220)
	1.850%	03/13/2018	04/12/2018			(74,960)	(75,037)
	1.850%	03/15/2018	04/12/2018			(26,748)	(26,773)
	1.880%	03/28/2018	05/25/2018			(500,520)	(500,651)
SCX	1.630%	01/19/2018	04/19/2018			(128,213)	(128,636)
	1.630%	02/05/2018	04/19/2018			(3,323)	(3,332)
	1.630%	03/16/2018	04/19/2018			(3,140)	(3,142)
	1.740%	03/16/2018	05/22/2018			(8,144)	(8,151)
TDM	1.600%	03/23/2018	TBD	(3)		(6,789)	(6,792)
UAG	1.910%	03/20/2018	04/20/2018			(492,347)	(492,687)

Total Reverse Repurchase Agreements							$(15,186,481)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date		Amount Borrowed (2)		Payable for Sale-Buyback Transactions (4)
UBS	1.560%	01/05/2018	04/05/2018			$(287,924)	$(287,887)
	1.560%	01/09/2018	04/06/2018			(291,536)	(291,485)
	1.560%	01/11/2018	04/05/2018			(11,603)	(11,601)
	1.560%	01/11/2018	04/06/2018			(4,396)	(4,395)
	1.560%	01/12/2018	04/06/2018			(8,837)	(8,835)
	1.560%	01/16/2018	04/06/2018			(22,389)	(22,385)
	1.560%	01/17/2018	04/06/2018			(3,283)	(3,282)
	1.560%	01/18/2018	04/06/2018			(12,713)	(12,711)
	1.560%	01/23/2018	04/06/2018			(99,123)	(99,106)
	1.560%	01/29/2018	04/05/2018			(593)	(593)
	1.560%	01/29/2018	04/06/2018			(8,797)	(8,795)
	1.560%	02/05/2018	04/05/2018			(12,156)	(12,155)
	1.560%	02/06/2018	04/06/2018			(39,548)	(39,541)
	1.560%	02/12/2018	04/05/2018			(685)	(685)
	1.560%	02/12/2018	04/06/2018			(9,835)	(9,833)
	1.560%	03/14/2018	04/06/2018			(387)	(387)
	1.560%	03/15/2018	04/05/2018			(11,399)	(11,398)
	1.560%	03/19/2018	04/05/2018			(6,670)	(6,669)
	1.560%	03/19/2018	04/06/2018			(89,060)	(89,045)
	1.600%	01/18/2018	04/18/2018			(344,730)	(344,484)
	1.600%	02/05/2018	04/02/2018			(130,932)	(130,932)
	1.600%	02/06/2018	04/02/2018			(775)	(775)
	1.600%	02/06/2018	04/30/2018			(388)	(388)
	1.600%	02/12/2018	04/02/2018			(9,785)	(9,785)
	1.600%	03/15/2018	04/02/2018			(4,913)	(4,913)
	1.600%	03/19/2018	04/02/2018			(36,829)	(36,829)
	1.630%	02/07/2018	04/05/2018			(147,923)	(147,903)
	1.630%	02/08/2018	04/09/2018			(228,296)	(228,223)
	1.630%	02/12/2018	04/09/2018			(41,405)	(41,392)
	1.630%	02/16/2018	04/09/2018			(11,792)	(11,788)
	1.630%	02/23/2018	04/09/2018			(730)	(730)
	1.630%	03/14/2018	04/09/2018			(581)	(581)
	1.630%	03/19/2018	04/09/2018			(7,260)	(7,258)
	1.640%	01/29/2018	04/30/2018			(103,812)	(103,680)
	1.640%	02/05/2018	04/30/2018			(1,767)	(1,765)
	1.640%	02/23/2018	04/30/2018			(2,352)	(2,349)
	1.640%	03/14/2018	04/30/2018			(7,756)	(7,746)
	1.640%	03/15/2018	04/30/2018			(4,722)	(4,717)
	1.640%	03/19/2018	04/30/2018			(982)	(981)
	1.660%	02/02/2018	04/30/2018			(1,378)	(1,376)
	1.660%	02/05/2018	04/30/2018			(1,178)	(1,177)
	1.660%	03/19/2018	04/30/2018			(65,715)	(65,630)
	1.690%	02/08/2018	05/08/2018			(291,282)	(290,789)
	1.690%	02/16/2018	05/08/2018			(96,797)	(96,632)

Total Sale-Buyback Transactions							$(2,463,611)

38	See Accompanying Notes

March 31, 2018

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (5)
U.S. Government Agencies (10.4)%
Fannie Mae, TBA	3.000%	04/01/2048	$120,750	$(116,744)	$(117,676)
Fannie Mae, TBA	3.000%	05/01/2048	54,365	(52,946)	(52,909)
Fannie Mae, TBA	3.500%	04/01/2033	31,500	(32,039)	(32,108)
Fannie Mae, TBA	3.500%	05/01/2033	193,000	(195,758)	(196,396)
Fannie Mae, TBA	4.000%	04/01/2033	41,300	(42,312)	(42,461)
Fannie Mae, TBA	4.000%	04/01/2048	1,773,330	(1,811,133)	(1,819,101)
Fannie Mae, TBA	4.000%	05/01/2048	894,200	(913,923)	(915,708)
Fannie Mae, TBA	4.500%	04/01/2033	9,000	(9,068)	(9,059)
Fannie Mae, TBA	4.500%	04/01/2048	5,000	(5,223)	(5,234)
Fannie Mae, TBA	4.500%	05/01/2048	86,000	(89,716)	(89,877)
Freddie Mac, TBA	3.000%	04/01/2033	657,200	(654,392)	(655,774)
Freddie Mac, TBA	3.000%	04/01/2048	2,159,100	(2,084,224)	(2,103,484)
Freddie Mac, TBA	3.500%	04/01/2048	1,092,000	(1,087,767)	(1,093,937)
Freddie Mac, TBA	4.000%	04/01/2048	1,400	(1,433)	(1,437)
Ginnie Mae, TBA	3.000%	04/01/2048	2,038,000	(1,993,001)	(2,003,696)
Ginnie Mae, TBA	3.500%	04/01/2048	2,323,500	(2,331,821)	(2,344,930)
Ginnie Mae, TBA	4.000%	04/01/2048	155,300	(159,286)	(159,588)

Total U.S. Government Agencies				(11,580,786)	(11,643,375)

U.S. Treasury Obligations (0.1)%
U.S. Treasury Bonds	2.750%	08/15/2047	6,060	(5,698)	(5,885)
U.S. Treasury Notes	2.250%	11/15/2027	10,074	(9,559)	(9,730)
U.S. Treasury Notes	2.625%	02/28/2023	6,515	(6,511)	(6,549)
U.S. Treasury Notes	2.750%	02/15/2028	130,900	(130,896)	(131,343)

Total U.S. Treasury Obligations				(152,664)	(153,507)

Total Short Sales (10.5)%				$(11,733,450)	$(11,796,882)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received (1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions (4)	Payable for Short Sales (5)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure (6)
Global/Master Repurchase Agreement
BCY	$0	$(11,012)	$0	$0	$(11,012)	$7,024	$(3,988)
BOM	0	(489,825)	0	0	(489,825)	487,195	(2,630)
BOS	10,708	(1,446,855)	0	0	(1,436,147)	1,480,615	44,468
BRC	0	(2,842,335)	0	0	(2,842,335)	2,940,430	98,095
BSN	0	(1,468,397)	0	0	(1,468,397)	1,494,827	26,430
CFR	0	(20,510)	0	0	(20,510)	19,959	(551)
CIB	0	(2,075,372)	0	0	(2,075,372)	2,135,759	60,387
FICC	26,000	0	0	0	26,000	(26,521)	(521)
JML	0	(18,364)	0	0	(18,364)	18,198	(166)
JPS	137,474	(1,392,143)	0	0	(1,254,669)	1,273,461	18,792
MEI	0	(7,039)	0	0	(7,039)	6,856	(183)
MYI	0	(201)	0	0	(201)	213	12
NOM	0	(4,078,007)	0	0	(4,078,007)	4,194,346	116,339
RCY	0	(693,681)	0	0	(693,681)	693,775	94
SCX	0	(143,261)	0	0	(143,261)	140,914	(2,347)
TDM	0	(6,792)	0	0	(6,792)	6,921	129
UAG	0	(492,687)	0	0	(492,687)	508,396	15,709
Master Securities Forward Transaction Agreement
BPG	0	0	0	(153,507)	(153,507)	0	(153,507)
UBS	0	0	(2,463,611)	0	(2,463,611)	2,457,812	(5,799)

Total Borrowings and Other Financing Transactions	$174,182	$(15,186,481)	$(2,463,611)	$(153,507)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(73,959)	$(73,959)
U.S. Government Agencies	0	(13,164,102)	0	0	(13,164,102)
U.S. Treasury Obligations	0	(1,268,666)	(658,800)	0	(1,927,466)
Sovereign Issues	0	0	0	(974)	(974)

Total	$0	$(14,432,768)	$(658,800)	$(74,933)	$(15,166,501)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(2,076,190)	(387,421)	0	(2,463,611)

Total	$0	$(2,076,190)	$(387,421)	$0	$(2,463,611)

Total Borrowings	$0	$(16,508,958)	$(1,046,221)	$(74,933)	$(17,630,112)

Payable for reverse repurchase agreements and sale-buyback financing transactions (7)					$(17,630,112)

See Accompanying Notes	39

Schedule of Investments PIMCO Income Fund (Cont.)

(o)	Securities with an aggregate market value of $17,925,486 and cash of $112,750 have been pledged as collateral under the terms of the above master agreements as of March 31, 2018.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2018 was $(16,903,111) at a weighted average interest rate of 1.288%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)	Payable for sale-buyback transactions includes $(1,403) of deferred price drop.
(5)	Payable for short sales includes $664 of accrued interest.
(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(7)	Unsettled reverse repurchase agreements liability of $(19,980) is outstanding at period end.
(p)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 10-Year Bond June Futures	06/2018	13,391	AUD	1,333,104	$22,889	$6,818	$(1,052)
Euro-Bund 10-Year Bond June Futures	06/2018	3	EUR	589	10	1	0
Euro-Buxl 30-Year Bond June Futures	06/2018	3		610	17	0	(1)
U.S. Treasury 10-Year Note June Futures	06/2018	1,498		$ 181,469	1,669	351	0

					$24,585	$7,170	$(1,053)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Japan Government 10-Year Bond June Futures	06/2018	314	JPY (444,921)	$(399)	$266	$(29)

Total Futures Contracts				$24,186	$7,436	$(1,082)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION (1)

									Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Devon Energy Corp.	(1.000)%	Quarterly	03/20/2019	0.083%	$1,800	$(7)	$(10)	$(17)	$0	$0
Exelon Corp.	(1.000)%	Quarterly	06/20/2020	0.149%	1,900	(50)	14	(36)	1	0
Kinder Morgan Energy Partners LP	(1.000)%	Quarterly	03/20/2019	0.082%	1,000	(8)	(1)	(9)	0	0

						$(65)	$3	$(62)	$1	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION (2)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Ally Financial, Inc.	5.000%	Quarterly	12/20/2022	1.219%		$22,400	$3,828	$(88)	$3,740	$9	$0
Berkshire Hathaway, Inc.	1.000%	Quarterly	12/20/2021	0.418%		25,200	151	381	532	0	(1)
Chesapeake Energy Corp.	5.000%	Quarterly	09/20/2018	1.436%		6,273	40	79	119	10	0
Chesapeake Energy Corp.	5.000%	Quarterly	12/20/2018	1.755%		5,970	96	55	151	0	(1)
Chesapeake Energy Corp.	5.000%	Quarterly	03/20/2019	1.759%		2,500	(28)	110	82	6	0
Deutsche Bank AG	1.000%	Quarterly	12/20/2018	0.585%	EUR	92,300	360	29	389	0	(13)
Ford Motor Credit Co. LLC	5.000%	Quarterly	12/20/2022	1.141%		$9,500	1,749	(123)	1,626	0	(42)
Navient Corp.	5.000%	Quarterly	09/20/2020	1.085%		3,000	135	152	287	0	(2)
Navient Corp.	5.000%	Quarterly	06/20/2022	2.285%		4,200	370	77	447	0	0
Novo Banco S.A.	5.000%	Quarterly	12/20/2021	7.268%	EUR	10,400	(2,427)	1,667	(760)	134	0
Royal Bank of Scotland Group PLC	1.000%	Quarterly	12/20/2021	0.426%		24,700	370	294	664	0	(9)
Sprint Communications, Inc.	5.000%	Quarterly	12/20/2021	2.888%		$11,600	229	624	853	0	(28)

							$4,873	$3,257	$8,130	$159	$(96)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION (1)

								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.IG-29 5-Year Index	(1.000)%	Quarterly	12/20/2022	$2,070,000	$(43,142)	$3,998	$(39,144)	$0	$(1,834)

40	See Accompanying Notes

March 31, 2018

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (2)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.EM-20 5-Year Index	5.000%	Quarterly	12/20/2018	22,825	$745	$75	$820	$2	$0
CDX.EM-21 5-Year Index	5.000%	Quarterly	06/20/2019	61,503	2,673	920	3,593	35	0
CDX.EM-24 5-Year Index	1.000%	Quarterly	12/20/2020	30,337	(1,513)	1,823	310	53	0
CDX.EM-28 5-Year Index	1.000%	Quarterly	12/20/2022	44,911	(1,849)	1,536	(313)	60	0
CDX.EM-29 5-Year Index	1.000%	Quarterly	06/20/2023	158,700	(3,227)	434	(2,793)	245	0
CDX.HY-20 5-Year Index	5.000%	Quarterly	06/20/2018	83,284	4,153	(3,534)	619	44	0
CDX.HY-21 5-Year Index	5.000%	Quarterly	12/20/2018	1,628	96	(69)	27	2	0
CDX.HY-24 5-Year Index	5.000%	Quarterly	06/20/2020	2,221,339	183,785	(59,719)	124,066	4,467	0
CDX.HY-25 5-Year Index	5.000%	Quarterly	12/20/2020	2,391,817	189,186	(51,050)	138,136	6,956	0
CDX.HY-29 5-Year Index	5.000%	Quarterly	12/20/2022	213,250	14,737	(581)	14,156	918	0
CDX.HY-30 5-Year Index	5.000%	Quarterly	06/20/2023	322,300	19,434	556	19,990	1,449	0

					$408,220	$(109,609)	$298,611	$14,231	$0

INTEREST RATE SWAPS

									Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Year BRL-CDI	14.153%	Maturity	01/04/2021	73,800	$(1,641)	$(1,891)	$(3,532)	$0	$(42)
Pay	3-Month CAD Bank Bill	2.625%	Semi-Annual	03/19/2027	172,700	9,232	(7,607)	1,625	509	0
Pay	3-Month CAD Bank Bill	3.000%	Semi-Annual	03/19/2027	376,200	29,962	(17,420)	12,542	1,136	0
Pay	3-Month CAD Bank Bill	2.750%	Semi-Annual	12/17/2027	132,800	8,212	(5,573)	2,639	424	0
Pay	3-Month CAD Bank Bill	3.400%	Semi-Annual	06/20/2029	34,700	3,971	(1,499)	2,472	137	0
Receive	3-Month CAD Bank Bill	2.800%	Semi-Annual	12/18/2043	289,300	(20,346)	11,812	(8,534)	0	(1,864)
Receive	3-Month CAD Bank Bill	3.500%	Semi-Annual	06/20/2044	22,000	(4,044)	975	(3,069)	0	(150)
Receive (6)	3-Month USD-LIBOR	1.750%	Semi-Annual	06/20/2021	3,266,800	47,957	40,760	88,717	0	(496)
Pay	3-Month USD-LIBOR	2.140%	Semi-Annual	11/15/2022	5,098,000	0	(93,779)	(93,779)	4,876	0
Pay	3-Month USD-LIBOR	2.120%	Semi-Annual	11/16/2022	6,476,000	(12,429)	(115,067)	(127,496)	4,238	0
Pay	3-Month USD-LIBOR	2.053%	Semi-Annual	12/06/2022	1,458,000	(2,601)	(31,940)	(34,541)	800	0
Pay	3-Month USD-LIBOR	2.300%	Semi-Annual	01/12/2023	10,000,000	(22,567)	(150,975)	(173,542)	6,319	0
Pay	3-Month USD-LIBOR	2.200%	Semi-Annual	01/18/2023	11,000,000	(42,349)	(201,754)	(244,103)	7,552	0
Pay	3-Month USD-LIBOR	2.290%	Semi-Annual	01/19/2023	5,000,000	(11,152)	(78,672)	(89,824)	3,507	0
Pay	3-Month USD-LIBOR	2.350%	Semi-Annual	01/25/2023	5,000,000	(11,766)	(64,262)	(76,028)	3,700	0
Pay	3-Month USD-LIBOR	2.350%	Semi-Annual	02/15/2023	5,000,000	(11,154)	(67,348)	(78,502)	3,821	0
Pay	3-Month USD-LIBOR	2.350%	Semi-Annual	02/22/2023	6,111,000	(15,561)	(81,984)	(97,545)	4,507	0
Pay	3-Month USD-LIBOR	2.360%	Semi-Annual	02/22/2023	6,105,000	(13,305)	(81,264)	(94,569)	4,509	0
Pay	3-Month USD-LIBOR	2.360%	Semi-Annual	03/01/2023	3,038,000	(6,206)	(41,895)	(48,101)	2,089	0
Pay	3-Month USD-LIBOR	2.410%	Semi-Annual	03/21/2023	5,000,000	(9,493)	(62,018)	(71,511)	2,898	0
Receive (6)	3-Month USD-LIBOR	2.000%	Semi-Annual	06/20/2023	34,825,500	640,917	567,382	1,208,299	0	(24,908)
Receive (6)	3-Month USD-LIBOR	2.000%	Semi-Annual	06/20/2025	2,039,700	46,970	53,680	100,650	0	(2,726)
Pay	3-Month USD-LIBOR	2.490%	Semi-Annual	01/09/2028	3,034,600	(14,121)	(63,018)	(77,139)	6,368	0
Receive (6)	3-Month USD-LIBOR	2.250%	Semi-Annual	06/20/2028	4,698,000	99,479	129,846	229,325	0	(10,264)
Receive (6)	3-Month USD-LIBOR	2.500%	Semi-Annual	06/20/2048	3,679,600	114,605	170,840	285,445	0	(21,284)
Pay	3-Month ZAR-JIBAR	8.300%	Quarterly	03/15/2027	625,500	(1)	2,615	2,614	0	(315)
Pay (6)	3-Month ZAR-JIBAR	7.750%	Quarterly	09/19/2028	327,300	(1)	72	71	0	(190)
Pay	6-Month AUD-BBR-BBSW	3.000%	Semi-Annual	12/17/2019	285,800	4,733	(951)	3,782	152	0
Pay	6-Month AUD-BBR-BBSW	4.500%	Semi-Annual	06/15/2022	175,000	13,287	(1,057)	12,230	298	0
Pay	6-Month AUD-BBR-BBSW	4.000%	Semi-Annual	03/15/2023	3,175,400	195,330	(21,305)	174,025	5,819	0
Pay	6-Month AUD-BBR-BBSW	4.250%	Semi-Annual	03/15/2023	397,900	28,677	(3,226)	25,451	740	0
Pay	6-Month AUD-BBR-BBSW	4.250%	Semi-Annual	12/11/2023	462,900	35,562	(703)	34,859	1,038	0
Pay	6-Month AUD-BBR-BBSW	3.250%	Semi-Annual	12/17/2024	1,180,600	34,052	4,278	38,330	2,986	0
Pay	6-Month AUD-BBR-BBSW	3.500%	Semi-Annual	06/17/2025	845,550	35,855	3,250	39,105	2,346	0
Pay	6-Month AUD-BBR-BBSW	2.750%	Semi-Annual	06/17/2026	923,900	(4,420)	7,349	2,929	2,832	0
Pay	6-Month AUD-BBR-BBSW	3.000%	Semi-Annual	03/21/2027	2,767,250	25,822	14,944	40,766	9,265	0
Receive (6)	6-Month EUR-EURIBOR	1.000%	Annual	06/20/2028	183,500	118	159	277	0	(217)
Receive (6)	6-Month EUR-EURIBOR	1.250%	Annual	09/19/2028	838,100	(11,741)	(6,563)	(18,304)	0	(1,028)
Receive (6)	6-Month GBP-LIBOR	1.500%	Semi-Annual	09/19/2028	923,675	16,733	(10,783)	5,950	0	(4,843)
Receive	6-Month JPY-LIBOR	0.300%	Semi-Annual	03/18/2026	77,889,000	(4,855)	(247)	(5,102)	681	0
Receive	6-Month JPY-LIBOR	0.000%	Semi-Annual	09/20/2026	83,970,000	17,459	(1,783)	15,676	807	0
Receive	6-Month JPY-LIBOR	0.354%	Semi-Annual	01/18/2028	44,520,000	229	(3,230)	(3,001)	158	0
Receive	6-Month JPY-LIBOR	0.285%	Semi-Annual	01/25/2028	330,000	24	(24)	0	1	0
Receive	6-Month JPY-LIBOR	0.301%	Semi-Annual	02/13/2028	17,900,000	1,130	(1,386)	(256)	64	0
Receive	6-Month JPY-LIBOR	0.354%	Semi-Annual	02/16/2028	18,490,000	10	(1,182)	(1,172)	64	0
Receive (6)	6-Month JPY-LIBOR	0.300%	Semi-Annual	03/20/2028	134,870,000	8,372	(9,173)	(801)	481	0
Receive (6)	6-Month JPY-LIBOR	0.300%	Semi-Annual	03/21/2028	36,330,000	3,225	(3,443)	(218)	130	0
Receive (6)	6-Month JPY-LIBOR	0.380%	Semi-Annual	06/18/2028	28,130,000	457	(2,265)	(1,808)	117	0
Receive (6)	6-Month JPY-LIBOR	0.399%	Semi-Annual	06/18/2028	8,670,000	(8)	(704)	(712)	36	0
Pay (6)	6-Month JPY-LIBOR	0.450%	Semi-Annual	03/20/2029	1,699,773,000	(78,919)	(51,742)	(130,661)	8,718	0
Receive (6)	6-Month JPY-LIBOR	0.415%	Semi-Annual	03/25/2029	16,170,000	(110)	(590)	(700)	81	0
Receive (6)	6-Month JPY-LIBOR	0.400%	Semi-Annual	03/27/2029	35,100,000	247	(1,264)	(1,017)	175	0
Receive (6)	6-Month JPY-LIBOR	0.450%	Semi-Annual	03/29/2029	35,140,000	(1,321)	(1,328)	(2,649)	176	0
Receive (6)	6-Month JPY-LIBOR	0.446%	Semi-Annual	06/18/2029	13,110,000	291	(1,018)	(727)	71	0
Receive (6)	6-Month JPY-LIBOR	0.471%	Semi-Annual	06/18/2029	13,120,000	(4)	(1,035)	(1,039)	71	0
Pay	28-Day MXN-TIIE	5.270%	Lunar	02/05/2020	795,000	(2,079)	205	(1,874)	24	0
Pay	28-Day MXN-TIIE	5.145%	Lunar	04/02/2020	361,300	(1,081)	130	(951)	11	0
Pay	28-Day MXN-TIIE	5.405%	Lunar	11/19/2020	398,880	(1,213)	88	(1,125)	21	0
Pay	28-Day MXN-TIIE	5.095%	Lunar	02/05/2021	4,693,990	(17,727)	1,474	(16,253)	284	0
Pay	28-Day MXN-TIIE	5.615%	Lunar	05/21/2021	2,401,200	(7,236)	221	(7,015)	175	0
Pay	28-Day MXN-TIIE	5.680%	Lunar	05/28/2021	942,600	(2,737)	91	(2,646)	70	0
Pay	28-Day MXN-TIIE	5.610%	Lunar	07/07/2021	1,090,000	(3,392)	168	(3,224)	84	0
Pay	28-Day MXN-TIIE	5.900%	Lunar	07/20/2021	4,822,600	(12,313)	29	(12,284)	388	0

See Accompanying Notes	41

Schedule of Investments PIMCO Income Fund (Cont.)

									Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	28-Day MXN-TIIE	6.750%	Lunar	08/31/2021	2,103,200	$(1,802)	$(556)	$(2,358)	$193	$0
Pay	28-Day MXN-TIIE	5.798%	Lunar	09/06/2021	3,691,700	(10,462)	336	(10,126)	309	0
Pay	28-Day MXN-TIIE	5.430%	Lunar	11/17/2021	1,900,400	(7,124)	330	(6,794)	164	0
Pay	28-Day MXN-TIIE	7.350%	Lunar	11/17/2021	579,600	225	(280)	(55)	60	0
Pay	28-Day MXN-TIIE	7.388%	Lunar	11/17/2021	452,700	212	(224)	(12)	47	0
Pay	28-Day MXN-TIIE	7.199%	Lunar	12/03/2021	673,100	43	(300)	(257)	70	0
Pay	28-Day MXN-TIIE	7.538%	Lunar	02/23/2022	1,359,300	1,109	(736)	373	151	0
Pay	28-Day MXN-TIIE	5.810%	Lunar	05/02/2022	994,200	(3,193)	22	(3,171)	98	0
Pay	28-Day MXN-TIIE	5.850%	Lunar	05/02/2022	2,684,200	(8,370)	25	(8,345)	264	0
Pay	28-Day MXN-TIIE	5.500%	Lunar	09/02/2022	500,000	(2,096)	79	(2,017)	49	0
Pay	28-Day MXN-TIIE	5.750%	Lunar	09/02/2022	2,193,000	(7,839)	162	(7,677)	219	0
Pay	28-Day MXN-TIIE	7.875%	Lunar	12/16/2022	538,600	0	584	584	67	0
Pay	28-Day MXN-TIIE	7.865%	Lunar	12/27/2022	936,700	0	997	997	116	0
Pay	28-Day MXN-TIIE	7.880%	Lunar	12/27/2022	16,651,100	7,709	10,583	18,292	2,058	0
Pay	28-Day MXN-TIIE	7.640%	Lunar	01/03/2023	569,400	0	315	315	69	0
Pay	28-Day MXN-TIIE	7.645%	Lunar	01/03/2023	1,061,400	0	599	599	129	0
Pay	28-Day MXN-TIIE	7.745%	Lunar	01/05/2023	706,500	0	561	561	87	0
Pay	28-Day MXN-TIIE	7.610%	Lunar	01/23/2023	4,145,300	(1,454)	3,499	2,045	504	0
Pay	28-Day MXN-TIIE	7.805%	Lunar	02/06/2023	1,641,000	0	1,548	1,548	204	0
Pay	28-Day MXN-TIIE	7.820%	Lunar	02/06/2023	1,673,100	(345)	1,982	1,637	208	0
Pay	28-Day MXN-TIIE	5.795%	Lunar	06/02/2023	940,200	(3,735)	36	(3,699)	101	0
Pay	28-Day MXN-TIIE	6.350%	Lunar	09/01/2023	631,300	(1,623)	(75)	(1,698)	75	0
Pay	28-Day MXN-TIIE	5.980%	Lunar	08/26/2024	408,900	(1,731)	(28)	(1,759)	64	0
Pay	28-Day MXN-TIIE	7.710%	Lunar	02/26/2025	2,047,200	167	1,189	1,356	417	0
Pay	28-Day MXN-TIIE	7.670%	Lunar	03/05/2025	4,609,000	118	2,363	2,481	940	0
Pay	28-Day MXN-TIIE	5.950%	Lunar	01/30/2026	2,002,230	(10,427)	(466)	(10,893)	406	0
Pay	28-Day MXN-TIIE	5.990%	Lunar	01/30/2026	3,105,200	(15,720)	(752)	(16,472)	631	0
Pay	28-Day MXN-TIIE	6.080%	Lunar	03/10/2026	3,652,700	(17,505)	(911)	(18,416)	749	0
Pay	28-Day MXN-TIIE	6.490%	Lunar	09/08/2026	2,636,700	(9,266)	(1,143)	(10,409)	553	0
Pay	28-Day MXN-TIIE	7.380%	Lunar	11/04/2026	107,000	(15)	(70)	(85)	24	0
Pay	28-Day MXN-TIIE	8.090%	Lunar	01/15/2027	1,118,200	2,917	(939)	1,978	260	0
Pay	28-Day MXN-TIIE	8.120%	Lunar	01/15/2027	811,100	2,212	(688)	1,524	189	0
Pay	28-Day MXN-TIIE	7.865%	Lunar	02/02/2027	2,626,900	4,518	(2,058)	2,460	602	0
Pay	28-Day MXN-TIIE	8.010%	Lunar	02/04/2027	1,138,400	2,610	(934)	1,676	263	0
Pay	28-Day MXN-TIIE	7.818%	Lunar	02/17/2027	1,585,000	2,430	(1,236)	1,194	362	0
Pay	28-Day MXN-TIIE	7.150%	Lunar	06/11/2027	5,948,700	(978)	(10,018)	(10,996)	1,284	0
Pay	28-Day MXN-TIIE	7.200%	Lunar	06/11/2027	694,100	188	(1,338)	(1,150)	150	0
Pay	28-Day MXN-TIIE	7.370%	Lunar	10/11/2027	2,985,800	(143)	(3,125)	(3,268)	656	0
Receive	28-Day MXN-TIIE	7.984%	Lunar	12/10/2027	1,364,100	(13)	(1,742)	(1,755)	0	(316)
Receive	28-Day MXN-TIIE	7.990%	Lunar	12/21/2027	25,700	0	(34)	(34)	0	(6)
Pay	28-Day MXN-TIIE	8.005%	Lunar	12/21/2027	7,726,300	(4,092)	(6,439)	(10,531)	0	(1,790)
Receive	28-Day MXN-TIIE	7.800%	Lunar	12/28/2027	622,900	0	(344)	(344)	0	(142)
Receive	28-Day MXN-TIIE	7.910%	Lunar	12/30/2027	31,300	0	(31)	(31)	0	(7)
Receive	28-Day MXN-TIIE	8.030%	Lunar	01/31/2028	972,600	9	(1,425)	(1,416)	0	(227)
Receive	28-Day MXN-TIIE	8.050%	Lunar	01/31/2028	606,400	154	(1,085)	(931)	0	(142)
Pay	28-Day MXN-TIIE	6.710%	Lunar	09/20/2029	407,400	(1,604)	(231)	(1,835)	97	0
Pay	28-Day MXN-TIIE	6.620%	Lunar	02/18/2030	440,000	(1,998)	(252)	(2,250)	106	0
Pay	28-Day MXN-TIIE	7.165%	Lunar	09/06/2032	556,500	0	(1,886)	(1,886)	134	0
Pay	28-Day MXN-TIIE	7.480%	Lunar	06/18/2037	242,100	(37)	(571)	(608)	75	0
Receive	28-Day MXN-TIIE	7.380%	Lunar	08/14/2037	64,600	255	(54)	201	0	(20)
Pay	28-Day MXN-TIIE	7.360%	Lunar	08/21/2037	825,000	169	(2,852)	(2,683)	256	0
Receive	28-Day MXN-TIIE	8.103%	Lunar	01/04/2038	1,486,300	1,409	(3,080)	(1,671)	0	(506)

						$989,907	$(303,293)	$686,614	$109,214	$(71,483)

Total Swap Agreements						$1,359,793	$(405,644)	$954,149	$123,605	$(73,413)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$7,436	$123,605	$131,041	$0	$(1,082)	$(73,413)	$(74,495)

(q)	Securities with an aggregate market value of $1,813,118 and cash of $9,107 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

42	See Accompanying Notes

March 31, 2018

(r)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	04/2018	AUD	121,667	$	95,363	$1,917	$0
	04/2018	GBP	660,000		911,905	0	(14,075)
	04/2018	NZD	480,000		347,511	615	0
	04/2018	$	2,798,030	JPY	295,164,166	0	(23,886)
	04/2018		476,986	NZD	658,676	0	(960)
	05/2018	JPY	295,164,166	$	2,803,118	24,657	0
	05/2018	NZD	658,676		476,918	930	0
BOA	04/2018	ARS	9,390		455	0	(8)
	04/2018	BRL	1,227,340		369,258	0	(2,500)
	04/2018	DKK	3,175,786		491,615	0	(32,563)
	04/2018	NZD	229,903		166,015	0	(136)
	04/2018	$	752,133	AUD	974,598	127	(3,721)
	04/2018		374,088	BRL	1,227,340	0	(2,330)
	04/2018		42,484	DKK	262,175	790	0
	04/2018		98,122	RUB	5,709,924	1,348	0
	04/2018		104,530	TRY	406,637	0	(2,017)
	05/2018	ARS	232,410	$	11,166	7	(133)
	05/2018	AUD	974,598		752,212	3,789	(125)
	05/2018	EUR	42,500		52,475	28	0
	05/2018	JPY	30,274,334		280,108	0	(5,096)
	05/2018	$	223,470	JPY	24,139,662	3,958	0
	05/2018		53,166	RUB	3,052,445	0	(230)
	05/2018		2,032	ZAR	24,224	17	(13)
	05/2018	ZAR	65,138	$	5,389	0	(86)
	06/2018	$	248,322	IDR	3,438,514,407	701	0
	07/2018	BRL	490,400	$	146,423	0	(942)
	07/2018	DKK	822,166		126,422	0	(10,199)
BPS	04/2018	ARS	76,900		3,694	0	(97)
	04/2018	BRL	1,533,711		468,081	5,072	(1,549)
	04/2018	DKK	1,640,135		242,835	0	(27,877)
	04/2018	EUR	16,332		20,245	149	0
	04/2018	$	470,161	BRL	1,533,711	0	(5,604)
	04/2018		16,555	JPY	1,748,165	0	(124)
	04/2018		767,636	MXN	14,446,990	24,602	0
	04/2018		240,624	TRY	943,059	0	(2,879)
	05/2018	JPY	1,748,165	$	16,584	128	0
	05/2018	PEN	213,763		65,402	0	(753)
	05/2018	$	53,276	ARS	1,110,913	583	(56)
	05/2018		31,649	MXN	591,485	701	0
	06/2018		3,124	ARS	62,608	0	(140)
	07/2018	BRL	1,557,021	$	459,796	1,208	(9,294)
	07/2018	DKK	342,847		51,617	0	(5,355)
	09/2018	$	24,456	AUD	31,783	0	(25)
	01/2019	BRL	1,721,000	$	514,100	4,529	0
	01/2019	DKK	151,500		24,567	0	(1,015)
BRC	04/2018	ARS	30,400		1,503	4	0
	04/2018	JPY	39,120,400		347,074	0	(20,628)
	04/2018	$	36,787	ARS	752,007	545	0
	04/2018		775,733	GBP	550,000	0	(4,082)
	04/2018		334,473	JPY	35,277,406	0	(2,913)
	05/2018	ARS	90,460	$	4,319	0	(77)
	05/2018	GBP	907,218		1,278,924	4,527	0
	05/2018	JPY	35,277,406		335,073	2,997	0
	05/2018	$	22,603	MXN	423,563	563	0
	05/2018		39,129	RUB	2,243,591	0	(220)
	09/2018		24,456	AUD	31,783	0	(25)
BSH	04/2018	BRL	1,625,000	$	501,760	9,552	0
	04/2018	$	492,683	BRL	1,625,000	625	(1,101)
	07/2018	BRL	3,334,000	$	1,009,881	8,024	(6)
	10/2018		1,692,000		507,666	3,277	0
CBK	04/2018	ARS	255,700		12,623	28	(12)
	04/2018	BRL	3,078,444		928,924	1,559	(5,088)
	04/2018	EUR	276,373		341,575	1,373	(13)
	04/2018	$	4,505	ARS	93,124	67	0
	04/2018		279,739	AUD	362,937	0	(985)
	04/2018		935,859	BRL	3,078,445	0	(3,406)
	04/2018		520,452	DKK	3,130,519	0	(3,745)
	04/2018		10,129	EUR	8,204	0	(34)
	04/2018		92,644	GBP	66,206	338	(95)
	04/2018		2,135	PEN	6,986	29	0
	04/2018		8,135	RUB	473,617	116	0
	04/2018		38,695	TRY	150,000	0	(880)
	05/2018	ARS	95,970	$	4,679	16	0
	05/2018	AUD	350,000		269,752	931	0
	05/2018	BRL	766,270		231,922	382	0
	05/2018	JPY	317,900		3,013	20	0
	05/2018	$	429,117	BRL	1,426,135	1,812	0
	05/2018		558,411	MXN	10,546,364	18,402	0
	05/2018		56,485	RUB	3,237,023	0	(308)
	05/2018	ZAR	17,345	$	1,443	0	(15)

See Accompanying Notes	43

Schedule of Investments PIMCO Income Fund (Cont.)

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
	06/2018	$	351,633	INR	23,136,078	$843	$0
	07/2018	BRL	1,209,175	$	360,340	148	(3,164)
	07/2018	DKK	4,552,647		743,019	3,909	(17,410)
	11/2018	NGN	636,019		1,678	0	(19)
DUB	04/2018	BRL	1,603,994		474,483	0	(11,362)
	04/2018	CAD	121,445		94,169	0	(95)
	04/2018	EUR	19,079		23,384	0	(92)
	04/2018	TRY	42,350		10,787	123	0
	04/2018	$	483,549	BRL	1,603,994	2,528	(232)
	05/2018	BRL	362,701	$	109,771	176	0
	05/2018	$	317,750	BRL	1,053,994	730	0
	05/2018		2,955	PEN	9,597	15	0
	05/2018		46,606	RUB	2,669,018	0	(320)
	07/2018	BRL	948,440	$	278,522	0	(6,483)
	10/2018		3,390,700		1,022,947	12,172	0
FBF	04/2018	ARS	63,132		3,089	0(24)
	04/2018	AUD	100,000		78,370	1,565	0
	04/2018	BRL	250,000		74,365	0	(1,359)
	04/2018	GBP	500,000		691,906	0	(9,594)
	04/2018	JPY	195,470,180		1,829,899	0	(7,256)
	04/2018	$	146	ARS	3,026	3	0
	04/2018		75,787	BRL	250,000	66	(129)
	05/2018	BRL	217,620	$	65,853	96	0
GLM	04/2018	AUD	100,000		78,376	1,571	0
	04/2018	BRL	1,319,225		402,816	4,658	(1,432)
	04/2018	CAD	174,336		135,182	0	(138)
	04/2018	DKK	2,039,641		300,757	0	(35,895)
	04/2018	EUR	11,969		14,855	128	0
	04/2018	NZD	438,794		316,439	0	(677)
	04/2018	TRY	34,826		8,883	93	0
	04/2018	$	12,758	ARS	263,547	182	0
	04/2018		398,893	BRL	1,319,225	1,928	(1,231)
	04/2018		16,094	CAD	20,635	0	(77)
	04/2018		4,353,269	EUR	3,492,674	0	(55,709)
	04/2018		1,380,877	GBP	979,463	28	(6,718)
	04/2018		320,070	JPY	33,829,799	0	(2,116)
	04/2018		549,892	MXN	10,436,323	22,323	0
	04/2018		355,063	NZD	490,021	0	(924)
	04/2018		219,794	RUB	12,697,870	2,539	(1,128)
	04/2018		92,156	TRY	359,094	0	(1,629)
	05/2018	ARS	1,300	$	62	0	(1)
	05/2018	EUR	3,492,674		4,362,350	55,913	0
	05/2018	GBP	952,990		1,345,055	6,361	0
	05/2018	JPY	33,829,799		320,652	2,203	0
	05/2018	NZD	490,021		355,009	899	0
	05/2018	$	15,529	ARS	322,609	163	(58)
	05/2018		247,483	BRL	824,045	1,514	0
	05/2018		255,227	TRY	1,000,000	0	(4,953)
	05/2018		709	ZAR	8,329	0	(9)
	07/2018	BRL	164,000	$	48,824	0	(458)
	10/2018		469,600		143,477	3,488	0
HUS	04/2018	ARS	991,504		49,024	0	(117)
	04/2018	BRL	466,360		138,206	0	(3,053)
	04/2018	CAD	23,604		18,704	382	0
	04/2018	RUB	14,258,877		248,451	0	(214)
	04/2018	$	34,257	ARS	706,730	698	0
	04/2018		140,309	BRL	466,360	950	0
	04/2018		46,713	DKK	287,185	688	0
	04/2018		471,483	RUB	26,931,015	149	(2,620)
	05/2018	ARS	43,160	$	2,066	0	(31)
	05/2018	$	61,004	ARS	1,258,868	371	(30)
	05/2018		210	MXN	3,939	5	0
	05/2018		112,973	RUB	6,483,533	95	(630)
	05/2018		167,250	TRY	656,918	0	(2,841)
	06/2018		41,388	INR	2,735,105	282	0
	07/2018	BRL	1,705,825	$	500,000	0	(12,598)
	10/2018	NGN	375,800		1,000	0	(9)
IND	04/2018	AUD	1,419,609		1,108,717	18,387	0
	04/2018	CAD	19,832		15,371	0	(24)
JPM	04/2018	BRL	5,565,370		1,637,195	1,909	(50,449)
	04/2018	CHF	7,345		7,888	205	0
	04/2018	DKK	1,793,500		281,329	0	(14,696)
	04/2018	EUR	8,610		10,589	0	(12)
	04/2018	GBP	1,629,436		2,263,360	0	(22,740)
	04/2018	JPY	276,390,065		2,589,929	55	(7,818)
	04/2018	$	1,684,340	BRL	5,565,370	3,528	(2,133)
	04/2018		167,323	CAD	215,378	0	(143)
	04/2018		9,065	CHF	8,566	0	(105)
	04/2018		13,781	DKK	84,655	191	0
	04/2018		15,552	EUR	12,487	0	(187)
	04/2018		705,217	GBP	500,000	0	(3,717)
	05/2018	BRL	1,829,964	$	554,006	1,055	0
	05/2018	CAD	215,378		167,414	139	0
	05/2018	CHF	8,566		9,086	105	0

44	See Accompanying Notes

March 31, 2018

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
	05/2018	GBP	500,000	$	706,053	$3,688	$0
	05/2018	$	4,560	ARS	92,559	0	(62)
	05/2018		38,789	AUD	50,486	0	(13)
	05/2018		254,481	TRY	1,000,000	0	(4,208)
	07/2018	BRL	5,656,200	$	1,702,789	14,465	(11,357)
	07/2018	DKK	174,535		26,296	0	(2,709)
	07/2018	$	221,280	DKK	1,380,839	8,176	0
	09/2018		13,088	ARS	278,110	0	(478)
	10/2018	NGN	3,543,723	$	9,433	0	(67)
	11/2018		8,440,468		22,438	27	(45)
	01/2019	BRL	860,000		256,540	1,903	0
MSB	04/2018	ARS	80,740	$	3,909	0	(72)
	04/2018	BRL	2,622,502		794,457	4,477	(4,368)
	04/2018	EUR	26,800		33,064	73	(14)
	04/2018	GBP	380,000		525,823	0	(7,318)
	04/2018	$	804,003	BRL	2,622,502	40	(9,694)
	04/2018		14,039	JPY	1,481,100	0	(119)
	04/2018		105,151	TRY	413,097	0	(1,010)
	05/2018	AUD	1,300,244	$	997,293	0	(1,370)
	06/2018	JPY	1,687,800		15,937	13	0
	06/2018	PEN	325,354		99,484	0	(1,143)
	07/2018	BRL	1,397,334		425,028	6,730	(1,599)
	08/2018	$	4,333	ARS	89,821	0	(188)
	10/2018	BRL	338,066	$	101,558	780	0
	10/2018	NGN	534,637		1,425	0	(11)
NAB	04/2018	CAD	19,832		15,370	0	(24)
NGF	04/2018	BRL	111,110		32,946	0	(709)
	04/2018	$	33,429	BRL	111,110	226	0
RBC	04/2018	CAD	210,680	$	161,584	0	(1,992)
RYL	04/2018	ARS	33,500		1,655	3	0
	04/2018	$	38,684	TRY	150,000	0	(869)
	05/2018		5,672	ARS	115,711	0	(50)
	05/2018		430,469	TRY	1,692,959	0	(7,081)
SCX	04/2018	AUD	1,121,158	$	876,226	15,121	0
	04/2018	BRL	980,026		301,955	5,108	0
	04/2018	DKK	2,962,007		474,350	0	(14,543)
	04/2018	GBP	180,000		249,077	0	(3,463)
	04/2018	JPY	71,860,022		672,400	0	(2,987)
	04/2018	$	77,063	AUD	100,000	0	(258)
	04/2018		296,527	BRL	980,026	744	(424)
	04/2018		106,418	TRY	418,277	0	(970)
	05/2018	AUD	180,000	$	138,462	264	(53)
	05/2018	GBP	396,549		558,833	1,789	0
	05/2018	$	57,357	JPY	6,134,672	440	0
	05/2018		73,503	TRY	284,912	0	(2,336)
	07/2018	BRL	324,900	$	97,676	44	0
	10/2018	NGN	1,196,843		3,183	0	(27)
	11/2018		721,099		1,914	0	(10)
SOG	04/2018	ARS	31,400		1,551	3	0
	04/2018	$	16,130	DKK	99,465	287	0
	04/2018		705,201	GBP	500,000	0	(3,700)
	04/2018		169,956	MXN	3,233,329	7,325	0
	04/2018		136,831	RUB	7,667,110	0	(3,121)
	04/2018		193,042	TRY	750,112	0	(3,939)
	05/2018	GBP	500,000	$	706,033	3,668	0
	05/2018	$	121,907	RUB	6,966,381	0	(1,096)
	05/2018		63,569	TRY	252,521	0	(493)
	08/2018		4,283	ARS	88,863	0	(182)
SSB	04/2018	EUR	3,334,586	$	4,108,704	5,663	0
	04/2018	$	372,316	DKK	2,239,666	0	(2,649)
	05/2018		4,156	MXN	77,416	78	0
	07/2018	DKK	2,239,666	$	374,934	2,765	0
TOR	04/2018	BRL	513,510		145,844	0	(9,697)
	04/2018	CAD	64,866		50,283	0	(68)
	04/2018	$	154,495	BRL	513,510	1,046	0
	07/2018	BRL	856,942	$	249,829	0	(7,681)
	10/2018	DKK	205,979		31,880	0	(2,605)
UAG	04/2018	BRL	1,829,964		550,603	0	(3,687)
	04/2018	CAD	404,612		313,494	79	(669)
	04/2018	CHF	1,221		1,299	22	0
	04/2018	JPY	668,800		6,332	41	0
	04/2018	$	555,713	BRL	1,829,964	0	(1,422)
	04/2018		1,671,115	JPY	176,219,632	0	(14,889)
	05/2018	BRL	1,829,964	$	554,098	1,147	0
	05/2018	EUR	11,257		14,003	122	(1)
	05/2018	JPY	175,684,832		1,669,086	15,316	0
	05/2018	$	7,845	BRL	26,017	16	0
	06/2018		373,897	INR	24,551,081	679	(542)

Total Forward Foreign Currency Contracts						$388,970	$(630,362)

See Accompanying Notes	45

Schedule of Investments PIMCO Income Fund (Cont.)

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-29 5-Year Index	Sell	0.700%	06/20/2018	$ 1,000,000	$(1,280)	$(1,618)
BPS	Put - OTC CDX.HY-29 5-Year Index	Sell	105.000%	04/18/2018	250,000	(700)	(495)
	Put - OTC CDX.HY-29 5-Year Index	Sell	102.000%	06/20/2018	74,800	(329)	(296)
	Put - OTC CDX.IG-29 5-Year Index	Sell	0.675%	05/16/2018	1,000,000	(970)	(1,071)
BRC	Put - OTC CDX.IG-29 5-Year Index	Sell	0.700%	06/20/2018	1,000,000	(1,230)	(1,618)
CBK	Put - OTC CDX.HY-29 5-Year Index	Sell	104.000%	04/18/2018	98,300	(167)	(108)
	Put - OTC CDX.HY-29 5-Year Index	Sell	105.000%	04/18/2018	56,000	(134)	(111)
	Put - OTC CDX.HY-29 5-Year Index	Sell	104.000%	05/16/2018	100,000	(320)	(365)
	Put - OTC CDX.HY-29 5-Year Index	Sell	105.000%	05/16/2018	200,000	(1,060)	(1,082)
DUB	Put - OTC CDX.HY-29 5-Year Index	Sell	104.000%	04/18/2018	250,000	(350)	(275)
	Put - OTC CDX.HY-29 5-Year Index	Sell	103.000%	05/16/2018	100,000	(260)	(260)
	Put - OTC CDX.HY-29 5-Year Index	Sell	102.000%	06/20/2018	33,600	(134)	(133)
FBF	Put - OTC CDX.HY-29 5-Year Index	Sell	105.000%	04/18/2018	163,000	(445)	(322)
GST	Put - OTC CDX.HY-29 5-Year Index	Sell	104.000%	05/16/2018	400,000	(1,400)	(1,458)
	Put - OTC CDX.HY-29 5-Year Index	Sell	105.500%	05/16/2018	250,000	(1,438)	(1,667)
	Put - OTC CDX.IG-29 5-Year Index	Sell	0.625%	05/16/2018	1,500,000	(1,688)	(2,336)
	Put - OTC CDX.IG-29 5-Year Index	Sell	0.700%	06/20/2018	1,000,000	(1,450)	(1,618)
JPM	Put - OTC CDX.IG-29 5-Year Index	Sell	0.675%	05/16/2018	1,000,000	(1,075)	(1,071)

						$(14,430)	$(15,904)

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date		Notional Amount	Premiums (Received)	Market Value
BPS	Call - OTC AUD versus USD	$	0.805	09/20/2018	AUD	139,400	$(915)	$(808)
BRC	Call - OTC AUD versus USD		0.805	09/20/2018		139,400	(909)	(809)
DUB	Call - OTC USD versus TRY	TRY	3.990	04/20/2018		$42,300	(317)	(376)
GLM	Call - OTC USD versus TRY		4.000	04/13/2018		42,300	(232)	(227)

							$(2,373)	$(2,220)

Total Written Options							$(16,803)	$(18,124)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
MYC	Pioneer Natural Resources Co.	(1.000)%	Quarterly	06/20/2018	0.078%	$1,300	$25	$(28)	$0	$(3)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Colombia Government International Bond	1.000%	Quarterly	12/20/2022	0.954%	$38,800	$162	$(69)	$93	$0
	Gazprom OAO Via Gaz Capital S.A.	1.000%	Quarterly	06/20/2020	0.735%	6,300	(952)	991	39	0
	Indonesia Government International Bond	1.000%	Quarterly	06/20/2019	0.213%	21,400	(719)	932	213	0
	Mexico Government International Bond	1.000%	Quarterly	06/20/2022	0.837%	5,900	(94)	134	40	0
	Russia Government International Bond	1.000%	Quarterly	03/20/2019	0.358%	26,600	(1,406)	1,581	175	0
	Russia Government International Bond	1.000%	Quarterly	12/20/2020	0.717%	46,910	(3,714)	4,081	367	0
	Russia Government International Bond	1.000%	Quarterly	12/20/2021	0.907%	21,600	(841)	920	79	0
	Russia Government International Bond	1.000%	Quarterly	06/20/2024	1.461%	37,800	(3,600)	2,644	0	(956)
	Russia Government International Bond	1.000%	Quarterly	09/20/2024	1.506%	11,600	(1,179)	845	0	(334)
BPS	Brazil Government International Bond	1.000%	Quarterly	03/20/2019	0.551%	11,500	(372)	426	54	0
	Mexico Government International Bond	1.000%	Quarterly	06/20/2022	0.837%	48,800	(777)	1,110	333	0
	Petrobras Global Finance BV	1.000%	Quarterly	06/20/2018	0.426%	2,800	(405)	410	5	0
	Petrobras Global Finance BV	1.000%	Quarterly	06/20/2019	0.599%	16,500	(1,057)	1,143	86	0
	Petrobras Global Finance BV	1.000%	Quarterly	12/20/2019	0.754%	37,644	(3,641)	3,812	171	0
	Petrobras Global Finance BV	1.000%	Quarterly	03/20/2020	0.802%	14,000	(2,243)	2,302	59	0
	Petrobras Global Finance BV	1.000%	Quarterly	09/20/2020	0.965%	4,200	(584)	589	5	0
	Petrobras Global Finance BV	1.000%	Quarterly	06/20/2021	1.221%	3,500	(980)	957	0	(23)
	Petrobras Global Finance BV	1.000%	Quarterly	12/20/2021	1.458%	1,100	(169)	152	0	(17)

46	See Accompanying Notes

March 31, 2018

										Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018 (3)	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Argentine Republic Government International Bond	5.000%	Quarterly	12/20/2022	2.535%		$40,000	$4,599	$(345)	$4,254	$0
	Colombia Government International Bond	1.000%	Quarterly	03/20/2019	0.275%		12,900	(74)	170	96	0
	Colombia Government International Bond	1.000%	Quarterly	12/20/2022	0.954%		21,000	39	11	50	0
	Petrobras Global Finance BV	1.000%	Quarterly	06/20/2019	0.599%		10,100	(632)	685	53	0
	Petrobras Global Finance BV	1.000%	Quarterly	12/20/2019	0.754%		34,913	(5,148)	5,306	158	0
	Petrobras Global Finance BV	1.000%	Quarterly	06/20/2021	1.221%		27,700	(7,297)	7,119	0	(178)
	Petroleos Mexicanos	1.000%	Quarterly	12/20/2021	1.264%		10,700	(970)	875	0	(95)
	Qatar Government International Bond	1.000%	Quarterly	12/20/2022	0.805%		87,800	443	346	789	0
	Russia Government International Bond	1.000%	Quarterly	03/20/2019	0.358%		2,400	(138)	154	16	0
	Russia Government International Bond	1.000%	Quarterly	06/20/2019	0.384%		24,800	(1,538)	1,733	195	0
	Russia Government International Bond	1.000%	Quarterly	12/20/2020	0.717%		63,750	(5,055)	5,554	499	0
	Russia Government International Bond	1.000%	Quarterly	12/20/2021	0.907%		25,000	(923)	1,015	92	0
	Russia Government International Bond	1.000%	Quarterly	06/20/2024	1.461%		37,400	(4,441)	3,495	0	(946)
	Russia Government International Bond	1.000%	Quarterly	09/20/2024	1.506%		19,860	(2,139)	1,567	0	(572)
	South Africa Government International Bond	1.000%	Quarterly	06/20/2021	0.880%		77,200	(4,906)	5,219	313	0
	South Africa Government International Bond	1.000%	Quarterly	12/20/2021	1.054%		15,400	(1,086)	1,062	0	(24)
	Springleaf Finance Corp.	5.000%	Quarterly	09/20/2021	1.689%		4,400	329	155	484	0
CBK	Argentine Republic Government International Bond	5.000%	Quarterly	12/20/2022	2.535%		25,100	2,790	(121)	2,669	0
	Colombia Government International Bond	1.000%	Quarterly	12/20/2022	0.954%		68,900	(410)	575	165	0
	Indonesia Government International Bond	1.000%	Quarterly	03/20/2019	0.213%		12,900	(564)	667	103	0
	Mexico Government International Bond	1.000%	Quarterly	12/20/2022	0.976%		37,600	(64)	118	54	0
	Petrobras Global Finance BV	1.000%	Quarterly	12/20/2019	0.754%		7,200	(786)	819	33	0
	Russia Government International Bond	1.000%	Quarterly	03/20/2019	0.358%		49,313	(2,734)	3,059	325	0
	Russia Government International Bond	1.000%	Quarterly	06/20/2019	0.384%		138,700	(8,809)	9,899	1,090	0
	Russia Government International Bond	1.000%	Quarterly	12/20/2020	0.717%		18,390	(1,472)	1,616	144	0
	Russia Government International Bond	1.000%	Quarterly	06/20/2024	1.461%		30,700	(3,329)	2,552	0	(777)
	Russia Government International Bond	1.000%	Quarterly	09/20/2024	1.506%		26,300	(2,281)	1,524	0	(757)
	Saudi Arabia Government International Bond	1.000%	Quarterly	06/20/2022	0.662%		300	1	3	4	0
	Shire Acquisitions Investments Ireland DAC	1.000%	Quarterly	12/20/2021	1.116%	EUR	18,200	(676)	589	0	(87)
DUB	Argentine Republic Government International Bond	5.000%	Quarterly	12/20/2022	2.535%		$36,050	4,003	(169)	3,834	0
	Brazil Government International Bond	1.000%	Quarterly	09/20/2018	0.481%		15,400	(653)	697	44	0
	Colombia Government International Bond	1.000%	Quarterly	06/20/2019	0.298%		17,000	17	135	152	0
	Colombia Government International Bond	1.000%	Quarterly	12/20/2022	0.954%		30,800	109	(35)	74	0
	Indonesia Government International Bond	1.000%	Quarterly	06/20/2019	0.213%		13,800	(351)	488	137	0
	Mexico Government International Bond	1.000%	Quarterly	12/20/2022	0.976%		59,000	(76)	161	85	0
	Petroleos Mexicanos	1.000%	Quarterly	12/20/2021	1.264%		3,000	(283)	256	0	(27)
	South Africa Government International Bond	1.000%	Quarterly	12/20/2021	1.054%		19,100	(1,327)	1,297	0	(30)
FBF	Argentine Republic Government International Bond	5.000%	Quarterly	12/20/2022	2.535%		25,900	3,036	(282)	2,754	0
	Mexico Government International Bond	1.000%	Quarterly	12/20/2022	0.976%		2,200	(1)	4	3	0
GST	Argentine Republic Government International Bond	5.000%	Quarterly	12/20/2022	2.535%		50,000	5,717	(400)	5,317	0
	Brazil Government International Bond	1.000%	Quarterly	09/20/2018	0.481%		30,800	(1,313)	1,401	88	0
	Brazil Government International Bond	1.000%	Quarterly	03/20/2019	0.551%		34,500	(1,171)	1,334	163	0
	Colombia Government International Bond	1.000%	Quarterly	03/20/2019	0.275%		12,900	(74)	170	96	0
	Colombia Government International Bond	1.000%	Quarterly	12/20/2022	0.954%		42,000	(458)	559	101	0
	Gazprom OAO Via Gaz Capital S.A.	1.000%	Quarterly	06/20/2020	0.735%		7,300	(1,106)	1,151	45	0

See Accompanying Notes	47

Schedule of Investments PIMCO Income Fund (Cont.)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
	Mexico Government International Bond	1.000%	Quarterly	12/20/2022	0.976%	$ 62,200	$(294)	$383	$89	$0
	Petrobras Global Finance BV	1.000%	Quarterly	12/20/2019	0.754%	21,950	(2,327)	2,426	99	0
	Petrobras Global Finance BV	1.000%	Quarterly	03/20/2020	0.802%	900	(134)	138	4	0
	Petrobras Global Finance BV	1.000%	Quarterly	09/20/2020	0.965%	9,600	(1,402)	1,413	11	0
	Petrobras Global Finance BV	1.000%	Quarterly	06/20/2021	1.221%	30,407	(8,279)	8,084	0	(195)
	Petrobras Global Finance BV	1.000%	Quarterly	12/20/2021	1.458%	21,800	(3,761)	3,419	0	(342)
	Petroleos Mexicanos	1.000%	Quarterly	12/20/2021	1.264%	1,900	(176)	159	0	(17)
	Russia Government International Bond	1.000%	Quarterly	09/20/2018	0.266%	19,000	(779)	853	74	0
	Russia Government International Bond	1.000%	Quarterly	03/20/2019	0.358%	42,400	(1,409)	1,689	280	0
	Russia Government International Bond	1.000%	Quarterly	06/20/2019	0.384%	9,700	(600)	676	76	0
	Russia Government International Bond	1.000%	Quarterly	03/20/2020	0.574%	3,100	(577)	604	27	0
	Russia Government International Bond	1.000%	Quarterly	06/20/2020	0.609%	2,700	(368)	392	24	0
	Russia Government International Bond	1.000%	Quarterly	12/20/2020	0.717%	10,800	(821)	905	84	0
	Russia Government International Bond	1.000%	Quarterly	12/20/2022	1.127%	76,300	(1,669)	1,271	0	(398)
	Russia Government International Bond	1.000%	Quarterly	06/20/2024	1.461%	8,400	(950)	737	0	(213)
	South Africa Government International Bond	1.000%	Quarterly	06/20/2021	0.880%	9,400	(601)	639	38	0
	South Africa Government International Bond	1.000%	Quarterly	12/20/2021	1.054%	62,300	(4,361)	4,264	0	(97)
	Springleaf Finance Corp.	5.000%	Quarterly	12/20/2019	0.664%	4,100	332	(23)	309	0
	Springleaf Finance Corp.	5.000%	Quarterly	06/20/2022	2.274%	3,100	267	65	332	0
HUS	Argentine Republic Government International Bond	5.000%	Quarterly	12/20/2022	2.535%	32,000	3,576	(173)	3,403	0
	Brazil Government International Bond	1.000%	Quarterly	09/20/2018	0.481%	11,500	(490)	523	33	0
	Colombia Government International Bond	1.000%	Quarterly	03/20/2019	0.275%	12,900	(62)	158	96	0
	Colombia Government International Bond	1.000%	Quarterly	06/20/2022	0.815%	9,285	(141)	213	72	0
	Colombia Government International Bond	1.000%	Quarterly	12/20/2022	0.954%	55,100	243	(111)	132	0
	Indonesia Government International Bond	1.000%	Quarterly	03/20/2019	0.213%	25,800	(1,059)	1,266	207	0
	Indonesia Government International Bond	1.000%	Quarterly	06/20/2019	0.213%	5,200	(161)	213	52	0
	Mexico Government International Bond	1.000%	Quarterly	12/20/2022	0.976%	51,700	(108)	182	74	0
	Petrobras Global Finance BV	1.000%	Quarterly	12/20/2019	0.754%	79,102	(7,962)	8,320	358	0
	Petrobras Global Finance BV	1.000%	Quarterly	03/20/2020	0.802%	10,600	(1,795)	1,839	44	0
	Petrobras Global Finance BV	1.000%	Quarterly	09/20/2020	0.965%	3,140	(445)	449	4	0
	Petrobras Global Finance BV	1.000%	Quarterly	06/20/2021	1.221%	13,900	(4,157)	4,068	0	(89)
	Petroleos Mexicanos	1.000%	Quarterly	12/20/2021	1.264%	6,600	(605)	546	0	(59)
	Russia Government International Bond	1.000%	Quarterly	09/20/2018	0.266%	34,500	(1,400)	1,534	134	0
	Russia Government International Bond	1.000%	Quarterly	03/20/2019	0.358%	38,300	(1,615)	1,868	253	0
	Russia Government International Bond	1.000%	Quarterly	06/20/2019	0.384%	40,240	(2,226)	2,542	316	0
	Russia Government International Bond	1.000%	Quarterly	12/20/2020	0.717%	26,370	(2,048)	2,254	206	0
	Russia Government International Bond	1.000%	Quarterly	12/20/2022	1.127%	13,100	(60)	(8)	0	(68)
	Russia Government International Bond	1.000%	Quarterly	06/20/2024	1.461%	18,340	(1,888)	1,424	0	(464)
	Russia Government International Bond	1.000%	Quarterly	09/20/2024	1.506%	14,861	(2,032)	1,604	0	(428)
	South Africa Government International Bond	1.000%	Quarterly	06/20/2021	0.880%	26,700	(1,655)	1,763	108	0
JPM	Brazil Government International Bond	1.000%	Quarterly	09/20/2018	0.481%	19,300	(823)	878	55	0
	Brazil Government International Bond	1.000%	Quarterly	03/20/2019	0.551%	13,500	(602)	666	64	0
	Colombia Government International Bond	1.000%	Quarterly	03/20/2019	0.275%	12,900	(56)	152	96	0
	Indonesia Government International Bond	1.000%	Quarterly	03/20/2019	0.213%	12,900	(564)	667	103	0
	Indonesia Government International Bond	1.000%	Quarterly	06/20/2019	0.213%	22,200	(766)	987	221	0
	Petrobras Global Finance BV	1.000%	Quarterly	12/20/2019	0.754%	13,418	(1,236)	1,297	61	0
	Petrobras Global Finance BV	1.000%	Quarterly	12/20/2021	1.458%	7,400	(1,201)	1,085	0	(116)
	Russia Government International Bond	1.000%	Quarterly	09/20/2018	0.266%	42,700	(1,761)	1,927	166	0
	Russia Government International Bond	1.000%	Quarterly	03/20/2019	0.358%	27,300	(824)	1,004	180	0
	Russia Government International Bond	1.000%	Quarterly	06/20/2019	0.384%	31,700	(2,220)	2,469	249	0

48	See Accompanying Notes

March 31, 2018

										Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018 (3)	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
	Russia Government International Bond	1.000%	Quarterly	09/20/2020	0.669%		$34,600	$(3,812)	$4,100	$288	$0
	Russia Government International Bond	1.000%	Quarterly	12/20/2020	0.717%		37,800	(4,481)	4,777	296	0
	Russia Government International Bond	1.000%	Quarterly	12/20/2021	0.907%		34,400	(1,340)	1,466	126	0
	Russia Government International Bond	1.000%	Quarterly	06/20/2024	1.461%		9,200	(845)	612	0	(233)
	South Africa Government International Bond	1.000%	Quarterly	12/20/2021	1.054%		11,600	(819)	801	0	(18)
MYC	Argentine Republic Government International Bond	5.000%	Quarterly	12/20/2022	2.535%		68,800	7,691	(375)	7,316	0
	Banco Espirito Santo S.A.	5.000%	Quarterly	12/20/2021	7.268%	EUR	1,200	(330)	242	0	(88)
	Colombia Government International Bond	1.000%	Quarterly	12/20/2022	0.954%		$36,600	123	(35)	88	0
	Mexico Government International Bond	1.000%	Quarterly	12/20/2022	0.976%		96,400	(68)	206	138	0
	Petrobras Global Finance BV	1.000%	Quarterly	12/20/2019	0.754%		50,100	(4,637)	4,864	227	0
	Pioneer Natural Resources Co.	1.000%	Quarterly	12/20/2020	0.254%		1,400	(150)	178	28	0
	Qatar Government International Bond	1.000%	Quarterly	12/20/2022	0.805%		13,000	62	55	117	0
	Russia Government International Bond	1.000%	Quarterly	03/20/2019	0.358%		5,000	(289)	322	33	0
	Russia Government International Bond	1.000%	Quarterly	12/20/2020	0.717%		9,100	(1,126)	1,197	71	0
	Russia Government International Bond	1.000%	Quarterly	12/20/2022	1.127%		52,300	(192)	(81)	0	(273)
	South Africa Government International Bond	1.000%	Quarterly	12/20/2021	1.054%		7,600	(534)	522	0	(12)
	South Africa Government International Bond	1.000%	Quarterly	12/20/2022	1.367%		175,400	(3,681)	930	0	(2,751)
NGF	Saudi Arabia Government International Bond	1.000%	Quarterly	06/20/2022	0.662%		26,500	107	261	368	0
	South Africa Government International Bond	1.000%	Quarterly	06/20/2021	0.880%		9,700	(597)	636	39	0
	South Africa Government International Bond	1.000%	Quarterly	12/20/2021	1.054%		39,700	(2,847)	2,785	0	(62)
UAG	Park Aerospace Holdings Ltd. «	5.000%	Quarterly	07/01/2020	3.514%		19,300	1,130	(284)	846	0
	South Africa Government International Bond	1.000%	Quarterly	12/20/2021	1.054%		800	(59)	58	0	(1)

								$(144,519)	$178,085	$44,313	$(10,747)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (2)

								Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.7-1 Index	0.090%	Monthly	08/25/2037	$ 42,446	$(23,823)	$21,811	$0	$(2,012)
	ABX.HE.AAA.7-2 Index	0.760%	Monthly	01/25/2038	5,177	(2,926)	1,765	0	(1,161)
	CMBX.NA.AAA.6 Index	0.500%	Monthly	05/11/2063	186,406	(5,234)	6,640	1,406	0
	CMBX.NA.AS.6 Index	1.000%	Monthly	05/11/2063	8,000	(19)	118	99	0
BRC	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	11,494	(2,755)	1,856	0	(899)
	ABX.HE.AAA.7-1 Index	0.090%	Monthly	08/25/2037	13,348	(7,541)	6,908	0	(633)
	CMBX.NA.AAA.6 Index	0.500%	Monthly	05/11/2063	12,342	(439)	532	93	0
	CMBX.NA.AS.6 Index	1.000%	Monthly	05/11/2063	18,400	(592)	819	227	0
	PrimeX.ARM.2-AAA Index «	4.580%	Monthly	12/25/2037	4,297	170	(113)	57	0
CBK	ABX.HE.AA.6-1 Index	0.320%	Monthly	07/25/2045	19,231	(9,375)	8,227	0	(1,148)
	ABX.HE.AAA.7-1 Index	0.090%	Monthly	08/25/2037	102,511	(57,693)	52,833	0	(4,860)
	CMBX.NA.AAA.6 Index	0.500%	Monthly	05/11/2063	49,366	(2,077)	2,449	372	0
	CMBX.NA.AAA.8 Index	0.500%	Monthly	10/17/2057	50,000	(1,820)	2,018	198	0
DUB	ABX.HE.AAA.7-1 Index	0.090%	Monthly	08/25/2037	18,687	(10,511)	9,625	0	(886)
	ABX.HE.AAA.7-2 Index	0.760%	Monthly	01/25/2038	17,277	(9,766)	5,891	0	(3,875)
	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	62,000	(1,006)	750	0	(256)
	CMBX.NA.AAA.6 Index	0.500%	Monthly	05/11/2063	156,984	(4,267)	5,451	1,184	0
	CMBX.NA.AAA.7 Index	0.500%	Monthly	01/17/2047	192,300	(8,719)	10,046	1,327	0
	CMBX.NA.AAA.8 Index	0.500%	Monthly	10/17/2057	595,300	(38,483)	40,836	2,353	0
	CMBX.NA.AAA.9 Index	0.500%	Monthly	09/17/2058	10,000	(1,005)	1,001	0	(4)
	CMBX.NA.AS.6 Index	1.000%	Monthly	05/11/2063	10,000	(208)	331	123	0
FBF	ABX.HE.AA.6-2 Index	0.170%	Monthly	05/25/2046	27,398	(24,352)	16,685	0	(7,667)
	ABX.HE.AA.7-1 Index	0.150%	Monthly	08/25/2037	550	(436)	332	0	(104)
	ABX.HE.AAA.7-1 Index	0.090%	Monthly	08/25/2037	172,454	(96,936)	88,760	0	(8,176)
	ABX.HE.AAA.7-2 Index	0.760%	Monthly	01/25/2038	100,947	(55,612)	32,974	0	(22,638)
	CMBX.NA.AAA.6 Index	0.500%	Monthly	05/11/2063	284,843	(9,252)	11,401	2,149	0
	CMBX.NA.AAA.7 Index	0.500%	Monthly	01/17/2047	319,100	(10,824)	13,026	2,202	0
	CMBX.NA.AAA.8 Index	0.500%	Monthly	10/17/2057	168,800	(8,696)	9,363	667	0
	CMBX.NA.AAA.9 Index	0.500%	Monthly	09/17/2058	70,000	(1,616)	1,590	0	(26)
	CMBX.NA.AS.6 Index	1.000%	Monthly	05/11/2063	20,000	(415)	662	247	0
GST	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	17,114	(3,881)	2,542	0	(1,339)
	ABX.HE.AAA.7-1 Index	0.090%	Monthly	08/25/2037	64,737	(26,473)	23,404	0	(3,069)
	ABX.HE.AAA.7-2 Index	0.760%	Monthly	01/25/2038	5,177	(1,803)	642	0	(1,161)
	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	416,750	(5,102)	3,383	0	(1,719)
	CMBX.NA.AAA.6 Index	0.500%	Monthly	05/11/2063	244,269	(7,124)	8,967	1,843	0
	CMBX.NA.AAA.7 Index	0.500%	Monthly	01/17/2047	116,600	(4,228)	5,033	805	0
	CMBX.NA.AAA.8 Index	0.500%	Monthly	10/17/2057	66,000	(3,451)	3,712	261	0
	CMBX.NA.AAA.9 Index	0.500%	Monthly	09/17/2058	196,700	(8,388)	8,314	0	(74)
	CMBX.NA.AS.9 Index	1.000%	Monthly	09/17/2058	25,000	(1,882)	2,013	131	0

See Accompanying Notes	49

Schedule of Investments PIMCO Income Fund (Cont.)

								Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPM	ABX.HE.AA.6-2 Index	0.170%	Monthly	05/25/2046	$ 919	$(386)	$129	$0	$(257)
	ABX.HE.AA.7-1 Index	0.150%	Monthly	08/25/2037	150	(91)	62	0	(29)
	ABX.HE.AA.7-2 Index	1.920%	Monthly	01/25/2038	150	(84)	14	0	(70)
JPS	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	319,300	(5,507)	4,190	0	(1,317)
	CMBX.NA.AAA.7 Index	0.500%	Monthly	01/17/2047	100,600	(4,532)	5,226	694	0
	CMBX.NA.AAA.8 Index	0.500%	Monthly	10/17/2057	588,800	(35,350)	37,677	2,327	0
	CMBX.NA.AAA.9 Index	0.500%	Monthly	09/17/2058	300,000	(2,684)	2,571	0	(113)
MEI	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	13,503	(2,698)	1,642	0	(1,056)
	CMBX.NA.AAA.6 Index	0.500%	Monthly	05/11/2063	8,052	(325)	386	61	0
	CMBX.NA.AAA.7 Index	0.500%	Monthly	01/17/2047	48,800	(2,567)	2,904	337	0
	CMBX.NA.AAA.8 Index	0.500%	Monthly	10/17/2057	145,500	(9,443)	10,018	575	0
	CMBX.NA.AAA.9 Index	0.500%	Monthly	09/17/2058	158,400	(12,402)	12,343	0	(59)
MYC	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	132,635	(16,912)	6,537	0	(10,375)
	ABX.HE.AAA.7-1 Index	0.090%	Monthly	08/25/2037	21,356	(11,986)	10,973	0	(1,013)
	ABX.HE.AAA.7-2 Index	0.760%	Monthly	01/25/2038	12,942	(7,318)	4,416	0	(2,902)
	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	81,300	(1,373)	1,038	0	(335)
	CMBX.NA.AAA.6 Index	0.500%	Monthly	05/11/2063	174,756	(4,816)	6,135	1,319	0
	CMBX.NA.AAA.7 Index	0.500%	Monthly	01/17/2047	127,000	(4,348)	5,224	876	0
	CMBX.NA.AAA.8 Index	0.500%	Monthly	10/17/2057	64,900	(4,510)	4,767	257	0
	CMBX.NA.AAA.9 Index	0.500%	Monthly	09/17/2058	9,000	(895)	892	0	(3)
	CMBX.NA.AS.6 Index	1.000%	Monthly	05/11/2063	18,700	(682)	913	231	0
SAL	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	385,000	(6,345)	4,757	0	(1,588)
	CMBX.NA.AAA.8 Index	0.500%	Monthly	10/17/2057	41,200	(2,256)	2,419	163	0
UAG	CMBX.NA.AAA.6 Index	0.500%	Monthly	05/11/2063	56,771	(2,077)	2,505	428	0
	CMBX.NA.AAA.7 Index	0.500%	Monthly	01/17/2047	18,400	(820)	947	127	0
	CMBX.NA.AAA.8 Index	0.500%	Monthly	10/17/2057	52,000	(3,102)	3,308	206	0

						$(602,069)	$544,590	$23,345	$(80,824)

INTEREST RATE SWAPS

										Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Pay	6-Month AUD-BBR-BBSW	5.250%	Semi-Annual	12/15/2021	AUD	97,200	$(138)	$8,521	$8,383	$0
GLM	Pay	3-Month USD-LIBOR	2.800%	Semi-Annual	05/18/2023	$	10,000,000	24,350	47	24,397	0
	Pay	3-Month USD-LIBOR	2.920%	Semi-Annual	07/16/2023		7,000,000	28,450	(17,490)	10,960	0
	Pay	3-Month USD-LIBOR	3.000%	Semi-Annual	07/19/2023		10,000,000	47,850	(21,238)	26,612	0
	Pay	6-Month AUD-BBR-BBSW	5.250%	Semi-Annual	12/15/2021	AUD	145,800	(205)	12,780	12,575	0
MYC	Pay	3-Month USD-LIBOR	2.700%	Semi-Annual	04/12/2023		7,000,000	9,785	(7,003)	2,782	0
	Pay	3-Month USD-LIBOR	2.860%	Semi-Annual	04/26/2023		9,200,000	15,456	4,226	19,682	0
UAG	Pay	6-Month AUD-BBR-BBSW	5.000%	Semi-Annual	06/15/2022	AUD	128,000	(102)	11,180	11,078	0

								$125,446	$(8,977)	$116,469	$0

TOTAL RETURN SWAPS ON INTEREST RATE INDICES

										Swap Agreements, at Value
Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Receive	iBoxx USD Liquid High Yield Index	1	3-Month USD-LIBOR plus a specified spread	Maturity	09/20/2018	$16,400	$(10)	$(7)	$0	$(17)

								$(10)	$(7)	$0	$(17)

Total Swap Agreements								$(621,127)	$713,663	$184,127	$(91,591)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure (7)
AZD	$28,119	$0	$0	$28,119	$(38,921)	$0	$0	$(38,921)	$(10,802)	$25,882	$15,080
BOA	10,765	0	2,511	13,276	(60,099)	(1,618)	(4,463)	(66,180)	(52,904)	58,237	5,333
BPS	36,972	0	713	37,685	(54,768)	(2,670)	(40)	(57,478)	(19,793)	21,755	1,962
BRC	8,636	0	15,759	24,395	(27,945)	(2,427)	(3,347)	(33,719)	(9,324)	11,819	2,495
BSS	21,478	0	0	21,478	(1,107)	0	0	(1,107)	20,371	(32,500)	(12,129)
CBK	29,973	0	5,157	35,130	(35,174)	(1,666)	(7,629)	(44,469)	(9,339)	16,537	7,198
DUB	15,744	0	9,313	25,057	(18,584)	(1,044)	(5,078)	(24,706)	351	(11,120)	(10,769)
FBF	1,730	0	8,022	9,752	(18,362)	(322)	(38,611)	(57,295)	(47,543)	57,210	9,667
GLM	103,991	0	74,544	178,535	(113,153)	(227)	0	(113,380)	65,155	(41,210)	23,945
GST	0	0	10,297	10,297	0	(7,079)	(8,641)	(15,720)	(5,423)	9,105	3,682
HUS	3,620	0	5,492	9,112	(22,143)	0	(1,108)	(23,251)	(14,139)	14,640	501
IND	18,387	0	0	18,387	(24)	0	0	(24)	18,363	(19,930)	(1,567)
JPM	35,446	0	1,905	37,351	(120,939)	(1,071)	(723)	(122,733)	(85,382)	63,031	(22,351)
JPS	0	0	3,021	3,021	0	0	(1,430)	(1,430)	1,591	(860)	731
MEI	0	0	973	973	0	0	(1,115)	(1,115)	(142)	338	196

50	See Accompanying Notes

March 31, 2018

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure (6)
MSB	$12,113	$0	$0	$12,113	$(26,906)	$0	$0	$(26,906)	$(14,793)	$14,652	$(141)
MYC	0	0	33,165	33,165	0	0	(17,755)	(17,755)	15,410	(88,880)	(73,470)
NAB	0	0	0	0	(24)	0	0	(24)	(24)	0	(24)
NGF	226	0	407	633	(709)	0	(62)	(771)	(138)	230	92
RBC	0	0	0	0	(1,992)	0	0	(1,992)	(1,992)	1,496	(496)
RYL	3	0	0	3	(8,000)	0	0	(8,000)	(7,997)	7,210	(787)
SAL	0	0	163	163	0	0	(1,588)	(1,588)	(1,425)	1,803	378
SCX	23,510	0	0	23,510	(25,071)	0	0	(25,071)	(1,561)	9,779	8,218
SOG	11,283	0	0	11,283	(12,531)	0	0	(12,531)	(1,248)	8,816	7,568
SSB	8,506	0	0	8,506	(2,649)	0	0	(2,649)	5,857	3,830	2,027
TOR	1,046	0	0	1,046	(20,051)	0	0	(20,051)	(19,005)	16,282	(2,723)
UAG	17,422	0	12,685	30,107	(21,210)	0	(1)	(21,211)	8,896	(12,700)	(3,804)

Total Over the Counter	$388,970	$0	$184,127	$573,097	$(630,362)	$(18,124)	$(91,591)	$(740,077)

(s)	Securities with an aggregate market value of $347,078 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2018.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Portfolio receives payments for any positive return on the underlying reference. The Portfolio makes payments for any negative return on such underlying reference. Pay represents that the Portfolio receives payments for any negative return on the underlying reference. The Portfolio makes payments for any positive return on such underlying reference.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$7,436	$7,436
Swap Agreements	0	14,391	0	0	109,214	123,605

	$0	$14,391	$0	$0	$116,650	$131,041

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$388,970	$0	$388,970
Swap Agreements	0	67,658	0	0	116,469	184,127

	$0	$67,658	$0	$388,970	$116,469	$573,097

	$0	$82,049	$0	$388,970	$233,119	$704,138

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,082	$1,082
Swap Agreements	0	1,930	0	0	71,483	73,413

	$0	$1,930	$0	$0	$72,565	$74,495

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$630,362	$0	$630,362
Written Options	0	15,904	0	2,220	0	18,124
Swap Agreements	0	91,574	0	0	17	91,591

	$0	$107,478	$0	$632,582	$17	$740,077

	$0	$109,408	$0	$632,582	$72,582	$814,572

See Accompanying Notes	51

Schedule of Investments PIMCO Income Fund (Cont.)

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$(9,656)	$(15,510)	$(25,166)
Swap Agreements	0	230,100	0	0	(84,590)	145,510

	$0	$230,100	$0	$(9,656)	$(100,100)	$120,344

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,020,642)	$0	$(1,020,642)
Purchased Options	0	0	0	(4,003)	0	(4,003)
Written Options	0	0	0	3,481	0	3,481
Swap Agreements	0	134,623	0	0	158,695	293,318

	$0	$134,623	$0	$(1,021,164)	$158,695	$(727,846)

	$0	$364,723	$0	$(1,030,820)	$58,595	$(607,502)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$2,089	$23,527	$25,616
Swap Agreements	0	(225,972)	0	0	(130,433)	(356,405)

	$0	$(225,972)	$0	$2,089	$(106,906)	$(330,789)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$49,412	$0	$49,412
Written Options	0	(1,473)	0	153	0	(1,320)
Swap Agreements	0	102,172	0	0	(107,513)	(5,341)

	$0	$100,699	$0	$49,565	$(107,513)	$42,751

	$0	$(125,273)	$0	$51,654	$(214,419)	$(288,038)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$2,720,131	$311,607	$3,031,738
Corporate Bonds & Notes
Banking & Finance	0	12,198,719	70,557	12,269,276
Industrials	0	5,276,744	6,588	5,283,332
Utilities	0	2,575,252	0	2,575,252
Convertible Bonds & Notes
Industrials	0	39,281	0	39,281
Municipal Bonds & Notes
California	0	6,750	0	6,750
Illinois	0	146,880	0	146,880
Iowa	0	132	0	132
Missouri	0	33,935	0	33,935
New York	0	1,396	0	1,396
Puerto Rico	0	42,703	0	42,703
Texas	0	360	0	360
U.S. Government Agencies	0	22,711,450	0	22,711,450
U.S. Treasury Obligations	0	26,871,695	0	26,871,695
Non-Agency Mortgage-Backed Securities	0	15,293,255	4,543,314	19,836,569
Asset-Backed Securities	0	21,748,067	505,041	22,253,108
Sovereign Issues	0	11,571,358	0	11,571,358
Common Stocks
Consumer Discretionary	133,268	0	0	133,268
Energy	0	0	1,091	1,091
Financials	0	0	8,278	8,278
Health Care	0	0	162	162
Industrials	0	0	0	0
Utilities	425	0	0	425
Warrants
Industrials	0	0	225	225
Information Technology	0	0	7	7
Convertible Preferred Securities
Banking & Finance	0	1,033	0	1,033
Preferred Securities
Banking & Finance	0	16,140	0	16,140
Industrials	0	0	11,408	11,408
Real Estate Investment Trusts
Real Estate	210,369	0	0	210,369
Short-Term Instruments
Certificates of Deposit	0	278,871	0	278,871
Commercial Paper	0	701,001	0	701,001
Repurchase Agreements	0	174,153	0	174,153

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Short-Term Notes	$0	$174,586	$0	$174,586
Argentina Treasury Bills	0	782,945	0	782,945
France Treasury Bills	0	18,942	0	18,942
Germany Treasury Bills	0	40,931	0	40,931
Greece Treasury Bills	0	26,257	0	26,257
Italy Treasury Bills	0	33,943	0	33,943
Japan Treasury Bills	0	392,862	0	392,862
Nigeria Treasury Bills	0	28,725	0	28,725
U.S. Treasury Bills	0	381,514	0	381,514
ESM Treasury Bills	0	17,233	0	17,233
	$344,062	$124,307,244	$5,458,278	$130,109,584

Investments in Affiliates, at Value
Common Stocks
Energy	$0	$0	$46,644	$46,644
Industrials	0	0	4,674	4,674
Short-Term Instruments
Central Funds Used for Cash Management Purposes	3,184,492	0	0	3,184,492
	$3,184,492	$0	$51,318	$3,235,810
Total Investments	$3,528,554	$124,307,244	$5,509,596	$133,345,394

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(11,643,375)	0	(11,643,375)
U.S. Treasury Obligations	0	(153,507)	0	(153,507)
	$0	$(11,796,882)	$0	$(11,796,882)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	7,436	123,605	0	131,041
Over the counter	0	572,194	903	573,097
	$7,436	$695,799	$903	$704,138

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,082)	(73,413)	0	(74,495)
Over the counter	0	(740,077)	0	(740,077)
	$(1,082)	$(813,490)	$0	$(814,572)
Total Financial Derivative Instruments	$6,354	$(117,691)	$903	$(110,434)

Totals	$3,534,908	$112,392,671	$5,510,499	$121,438,078

There were no significant transfers among Levels 1 and 2 during the period ended March 31, 2018.

52	See Accompanying Notes

March 31, 2018

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2018:

Category and Subcategory	Beginning Balance at 03/31/2017	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2018	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2018 (2)
Investments in Securities, at Value
Loan Participations and Assignments	$166,622	$281,449	$(122,977)	$(3,170)	$(8,118)	$738	$0	$(2,937)	$311,607	$840
Corporate Bonds & Notes
Banking & Finance	1,345,042	69,329	(1,355,556)	0	0	11,742	0	0	70,557	1,228
Industrials	88,498	0	(81,625)	(10)	(48)	212	0	(439)	6,588	244
Utilities	7,029	42	(4,837)	0	(10,505)	8,271	0	0	0	0
Municipal Bonds & Notes
Missouri	56,390	0	(24,200)	260	1,359	126	0	(33,935)	0	0
Non-Agency Mortgage-Backed Securities	648,464	3,975,432	(21,546)	(1,478)	(36,324)	(20,993)	0	(241)	4,543,314	39,558
Asset-Backed Securities	165,215	502,419	(20,972)	743	908	4,563	0	(147,835)	505,041	1,888
Common Stocks
Energy	0	0	0	0	0	1091	0	0	1,091	1,091
Financials	1,728	4,589	0	0	0	1,961	0	0	8,278	1,961
Health Care	0	0	0	0	0	0	162	0	162	0
Warrants
Industrials		0	0	0	0	225	0	0	225	225
Information Technology	6	0	0	0	0	1	0	0	7	1
Preferred Securities
Industrials	0	12,675	0	0	0	(1,267)	0	0	11,408	(1,267)

	$2,478,994	$4,845,935	$(1,631,713)	$(3,655)	$(52,728)	$6,670	$162	$(185,387)	$5,458,278	$45,769

Investments in Affiliates, at Value
Common Stocks
Energy	0	4,021	0	0	0	42,623	0	0	46,644	42,623
Warrants
Industrials	0	3,896	0	0	0	778	0	0	4,674	778

	$0	$7,917	$0	$0	$0	$43,401	$0	$0	$51,318	$43,401

Financial Derivative Instruments - Assets
Over the counter	$77	$1,130	$1	$0	$(61)	$(244)	$0	$0	$903	$(284)

Financial Derivative Instruments - Liabilities
Over the counter	$(202)	$0	$(159)	$0	$159	$115	$0	$87	$0	$0

Totals	$2,478,869	$4,854,982	$(1,631,871)	$(3,655)	$(52,630)	$49,942	$162	$(185,300)	$5,510,499	$88,886

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2018	Valuation Technique	Unobservable Inputs	Input Value(r) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$66,802	Other Valuation Techniques (3)	—	—
	188,810	Proxy Pricing	Base Price	100.000 - 100.625
	55,995	Third Party Vendor	Broker Quote	100.000 - 100.810
Corporate Bonds & Notes
Banking & Finance	70,557	Proxy Pricing	Base Price	100.000
Industrials	5,275	Proxy Pricing	Base Price	104.400
	1,313	Third Party Vendor	Broker Quote	107.300
Non-Agency Mortgage-Backed Securities	52,568	Proxy Pricing	Base Price	$603,897.180
	3,345,170	Proxy Pricing	Base Price	33.930 - 102.033
	1,145,576	Third Party Vendor	Broker Quote	90.500 - 92.431
Asset-Backed Securities	494,807	Proxy Pricing	Base Price	(0.000) - 97.917
	10,234	Third Party Vendor	Broker Quote	74.230 - 100.000
Common Stocks
Energy	1,091	Other Valuation Techniques (3)	—	—
Financials	8,278	Discounted Cashflow	Discounted Rate	$1.200
Health Care	162	Third Party Vendor	Broker Quote	$1.600
Warrants
Industrials	225	Other Valuation Techniques (3)	—	—
Information Technology	7	Other Valuation Techniques (3)	—	—
Preferred Securities
Industrials	11,408	Other Valuation Techniques (3)	—	—

Investments in Affiliates, at Value
Common Stocks
Energy	46,644	Other Valuation Techniques (3)	—	—
Warrants
Industrials	4,674	Other Valuation Techniques (3)	—	—

Financial Derivative Instruments - Assets
Over the counter	903	Indicative Market Quotation	Broker Quote	0.881 - 4.201

Total	$5,510,499

(1)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2018 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes	53

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Funds and Shareholders of PIMCO Income Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the summary schedule of investments, of PIMCO Income Fund (one of the funds constituting PIMCO Funds, referred to hereafter as the “Fund”) as of March 31, 2018, the related statements of operations and cash flows for the year ended March 31, 2018, the statement of changes in net assets for each of the two years in the period ended March 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2018 (included in Item 1 of this Form N-CSR) and the schedule of investments (included in Item 6 of this Form N-CSR) as of March 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2018, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2018 and the financial highlights for each of the five years in the period ended March 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Kansas City, Missouri

May 23, 2018

We have served as the auditor of one or more investment companies in PIMCO Funds since 1987.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DUB	Deutsche Bank AG	NAB	National Australia Bank Ltd.
BCY	Barclays Capital, Inc.	FBF	Credit Suisse International	NGF	Nomura Global Financial Products, Inc.
BOA	Bank of America N.A.	FICC	Fixed Income Clearing Corporation	NOM	Nomura Securities International Inc.
BOM	Bank of Montreal	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BOS	Banc of America Securities LLC	GST	Goldman Sachs International	RCY	Royal Bank of Canada
BPG	BNP Paribas Securities Corp.	HUS	HSBC Bank USA N.A.	RYL	Royal Bank of Scotland Group PLC
BPS	BNP Paribas S.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SAL	Citigroup Global Markets, Inc.
BRC	Barclays Bank PLC	JML	JP Morgan Securities Plc	SCX	Standard Chartered Bank
BSH	Banco Santander S.A. - New York Branch	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale
BSN	Bank of Nova Scotia	JPS	JP Morgan Securities, Inc.	SSB	State Street Bank and Trust Co.
BSS	Banco Santander S.A.	MEI	Merrill Lynch International	TDM	TD Securities (USA) LLC
CBK	Citibank N.A.	MSB	Morgan Stanley Bank, N.A	TOR	Toronto Dominion Bank
CFR	Credit Suisse Securities (Europe) Ltd.	MYC	Morgan Stanley Capital Services, Inc.	UAG	UBS AG Stamford
CIB	Canadian Imperial Bank of Commerce	MYI	Morgan Stanley & Co. International PLC	UBS	UBS Securities LLC

Currency Abbreviations:
ARS	Argentine Peso	GBP	British Pound	NZD	New Zealand Dollar
AUD	Australian Dollar	IDR	Indonesian Rupiah	PEN	Peruvian New Sol
BRL	Brazilian Real	INR	Indian Rupee	RUB	Russian Ruble
CAD	Canadian Dollar	JPY	Japanese Yen	TRY	Turkish New Lira
CHF	Swiss Franc	MXN	Mexican Peso	USD (or $)	United States Dollar
DKK	Danish Krone	NGN	Nigerian Naira	ZAR	South African Rand
EUR	Euro

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
12MTA	12 Month Treasury Average	COF 11	Cost of Funds - 11th District of San Francisco	T3M	3 Month Treasury
7-DayAuc	7 Day Auction Rate	EUR003M	3 Month EUR Swap Rate	T10Y	10 Year Treasury
ABX.HE	Asset-Backed Securities Index - Home Equity	EUR006M	6 Month EUR Swap Rate	T1Y	1 Year Treasury
BADLARPP	Argentina Badlar Floating Rate Notes	H15BIN6M	6 Month US Treasury Bill Auction Investment Rate	T7Y	7 Year Treasury
BP0003M	3 Month GBP-LIBOR	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	US0001M	1 Month USD Swap Rate
BP0006M	6 Month GBP-LIBOR	H15T3Y	3 Year US Treasury Yield Curve Constant Maturity Rate	US0003M	3 Month USD Swap Rate
CDX.EM	Credit Derivatives Index - Emerging Markets	H15T5Y	5 Year US Treasury Yield Curve Constant Maturity Rate	US0006M	6 Month USD Swap Rate
CDX.HY	Credit Derivatives Index - High Yield	LIBOR01M	1 Month USD-LIBOR	US0012M	12 Month USD Swap Rate
CDX.IG	Credit Derivatives Index - Investment Grade	LIBOR03M	3 Month USD-LIBOR
CMBX	Commercial Mortgage-Backed Index	PrimeX.ARM	Prime Mortgage-Backed Securities Index - Adjustable Rate Mortgage

Municipal Bond or Agency Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.

Other Abbreviations:
ABS	Asset-Backed Security	DAC	Designated Activity Company	PIK	Payment-in-Kind
ALT	Alternate Loan Trust	ESM	European Stability Mechanism	REMIC	Real Estate Mortgage Investment Conduit
BABs	Build America Bonds	EURIBOR	Euro Interbank Offered Rate	RMBS	Residential Mortgage-Backed Security
BBR	Bank Bill Rate	JIBAR	Johannesburg Interbank Agreed Rate	SP - ADR	Sponsored American Depositary Receipt
BBSW	Bank Bill Swap Reference Rate	JSC	Joint Stock Company	TBA	To-Be-Announced
CDI	Brazil Interbank Deposit Rate	LIBOR	London Interbank Offered Rate	TBD	To-Be-Determined
CDO	Collateralized Debt Obligation	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBD%	Interest rate to be determined when loan settles
CLO	Collateralized Loan Obligation	MBS	Mortgage-Backed Security	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
CMBS	Collateralized Mortgage-Backed Security

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last provided disclosure in response to this item.

Item 11.	Controls and Procedures.

(a)	The principal executive officer and principal financial & accounting officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fourth fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Exhibits.

(a)(1)	Exhibit 99.CODE— Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act of 2002.

(a)(2)	Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3)	Not applicable to open-end investment companies.

(a)(4)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Funds

By:	/s/ Peter G. Strelow

Peter G. Strelow
President (Principal Executive Officer)

Date: May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter G. Strelow

Peter G. Strelow
President (Principal Executive Officer)

Date: May 29, 2018

By:	/s/ Trent W. Walker

Trent W. Walker
Treasurer (Principal Financial & Accounting Officer)

Date: May 29, 2018